Exhibit 99.1 Schedule 2

Infinity Loan ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?
69508383	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,834.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$478.66	6.453%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81263912	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$181.95	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$16,492.03	Not Applicable	xx	Not Applicable	$753.65	10.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74414525	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,857.68	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$449.69	5.500%	358		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90439676	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$255.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$437.25	9.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
48052172	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$458.00	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$177.07	8.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	No	No
71855418	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,442.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$635.27	8.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
30667784	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,805.21	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,108.30	8.430%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45122327	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,505.31	xx/xx/xxxx	Unavailable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$369.99	7.860%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
99172235	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,533.90	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$491.14	10.430%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38890174	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,930.01	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,013.43	8.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89726282	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$202.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.77	7.900%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5001559	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,606.13	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$243.45	3.500%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28531643	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,190.82	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$455.57	5.261%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78891887	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,372.71	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$739.42	6.490%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37797087	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,493.95	$1,463.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$361.27	8.490%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40082391	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,505.16	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.67	6.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23310952	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$899.94	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.63	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68021104	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$5,292.90	$1,513.20	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$808.00	10.780%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89402276	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$13,956.38	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,690.99	5.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
14997842	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$2,880.92	xx/xx/xxxx	xx	Yes	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$561.52	6.990%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
2331486	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,278.20	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$146.85	5.570%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15010352	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,714.53	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$924.60	5.900%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26834828	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,272.64	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$954.36	$1,699.36	5.540%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12733	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,412.73	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,336.51	6.890%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99997442	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$676.00	7.720%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37083810	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,906.00	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$961.55	6.240%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44257356	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,843.84	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$802.17	5.400%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
76151054	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,807.08	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$206.12	4.844%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5770207	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,404.13	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$322.17	5.350%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45475439	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,706.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$385.49	4.844%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90553117	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,444.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,830.00	6.550%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35414969	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$360.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$874.00	9.290%	144		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
57284906	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,792.14	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$734.25	5.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15572668	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,017.51	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.62	8.060%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85814825	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	$0.00	$6,880.60	xx/xx/xxxx	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.57	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
34626041	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$561.78	4.862%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
10991905	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,008.82	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$835.21	5.280%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
33304792	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,184.44	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.375%	241		xx	xx		HELOC	Revolving		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
89954351	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$49.64	$32.00	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$450.00	10.600%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63125209	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other		$0.00	$2,197.88	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$251.94	5.400%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79854742	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,185.48	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$714.00	9.830%	240		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
14905075	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,453.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,364.00	7.940%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
58584581	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,063.36	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$513.98	5.101%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
61787946	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,894.04	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,639.33	5.101%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
31088949	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,306.42	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,032.54	5.420%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
24071700	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,267.54	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,577.00	7.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62550846	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,944.36	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,221.83	9.270%	300		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40686040	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$4,431.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$513.98	5.263%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
24257596	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,834.04	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$495.62	5.380%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37887004	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$6,337.61	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$215.71	5.480%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9199010	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,745.22	xx/xx/xxxx	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$554.82	5.480%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable
20450206	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,627.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.41	7.980%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
70142657	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,807.64	xx/xx/xxxx	xx	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,708.00	8.130%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51984698	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,822.53	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$558.03	5.740%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
95596120	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,168.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,214.83	4.886%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
95705298	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,260.21	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$488.28	5.180%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35032325	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,741.58	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	5.750%	480		xx	xx		HELOC	Revolving		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
88455956	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$16,400.89	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$655.73	$1,426.16	5.830%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
6185129	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,194.12	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.00	9.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
48946419	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,358.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,305.00	7.690%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
42846702	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$151.37	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$679.00	9.930%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
3645609	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$3,499.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$683.67	5.370%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50393155	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,448.40	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,059.53	6.010%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
26763305	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,409.22	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,031.00	8.470%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68947638	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,504.18	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$731.66	5.970%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
72301865	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,723.95	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$205.59	6.010%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
19342794	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$842.70	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$154.20	6.060%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
62246744	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,362.04	xx/xx/xxxx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$647.76	5.350%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
63938108	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$822.26	xx/xx/xxxx	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$630.00	8.910%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50117065	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,983.40	xx/xx/xxxx	xx	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,855.37	9.440%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3935032	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,237.06	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$452.99	6.350%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
8426006	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,604.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$917.50	6.150%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84170458	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,181.75	$1,711.31	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,363.98	8.740%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
92320529	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,584.66	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.79	6.230%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60918517	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,505.40	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,565.00	11.880%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
105754	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,910.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.00	6.180%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
35005623	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,695.84	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,094.00	7.630%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91392188	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,957.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	$609.43	$1,279.42	6.340%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
20739332	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$399.53	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$368.20	9.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No
22424239	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,058.20	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,602.00	7.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
76694716	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,016.39	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.59	5.540%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
17623185	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$730.30	$342.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$837.55	6.760%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
25241058	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$2,583.78	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$205.63	6.340%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9425903	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,873.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$828.81	5.690%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
16082989	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$2,236.15	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$345.13	6.240%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12340818	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$6,711.97	$3,747.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,320.00	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
69948808	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,669.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$789.78	$1,493.23	6.140%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69087871	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,513.10	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,675.35	$1,680.00	5.620%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
76954139	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,303.66	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$951.58	5.740%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
44748886	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,449.87	xx/xx/xxxx	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,737.00	7.380%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62436914	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,244.69	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$25.00	6.375%	481		xx	xx		HELOC	Revolving		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
83607699	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,493.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$584.74	5.820%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
61601104	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,424.52	xx/xx/xxxx	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$765.17	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Not Applicable	No
48750846	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,844.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,790.00	9.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75242534	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,907.22	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$801.33	9.130%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
31792086	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,467.74	xx/xx/xxxx	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	$619.51	$1,003.68	6.460%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
80138934	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$609.57	$598.39	xx/xx/xxxx	Not Applicable	No	Death of Mortgagor(s)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$405.59	11.000%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71026433	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,959.24	xx/xx/xxxx	Unavailable	No	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$530.52	6.640%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40001322	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,608.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.64	6.490%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
87445080	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,869.60	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$680.00	9.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70502400	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,186.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$701.10	5.990%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
16636205	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,788.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,247.30	6.640%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40276126	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,743.70	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.81	6.590%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
29074936	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,067.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$447.92	6.240%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
77098334	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$3,955.97	xx/xx/xxxx	Unavailable	Unavailable	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,932.98	7.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	No	No
6017136	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,074.97	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$584.92	6.640%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79541036	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,877.47	xx/xx/xxxx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$707.50	6.540%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82301195	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,104.04	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,259.06	5.890%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85091336	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,131.86	7.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3449224	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,432.17	xx/xx/xxxx	xx	Yes	Borrower Stalling/Litigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$543.25	6.810%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
35739178	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$625.09	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$477.27	6.810%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
73139954	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,383.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$648.56	6.640%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
74253899	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,390.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.01	6.860%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
52490242	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,896.49	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$828.72	6.860%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36986868	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$4,141.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$135,754.95	Not Applicable	xx	Not Applicable	$382.83	6.610%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89660081	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,498.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,501.28	6.960%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98623656	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$97.57	7.060%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
73275027	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,288.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,047.17	6.310%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40058700	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,149.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.60	7.110%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
25082213	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,861.90	$2,861.90	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.53	7.880%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	No	Yes
5744745	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$578.03	xx/xx/xxxx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$398.39	7.110%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
96372061	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,631.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.90	7.060%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
73125436	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,385.91	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$670.01	$670.01	7.060%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
59715346	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,888.45	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$482.67	$920.51	6.740%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
87491739	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$48.88	$2,530.52	xx/xx/xxxx	Not Applicable	Not Applicable	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,663.20	8.250%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
31506804	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,008.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,479.83	7.060%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36307865	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,346.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,606.85	10.000%	480		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
21870138	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,921.09	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$991.24	$2,183.54	6.560%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
75110643	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,040.41	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,917.00	6.880%	300		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
51339483	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,562.99	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,324.41	6.618%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69690882	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,203.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,188.08	6.618%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
25107427	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$739.83	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,365.62	9.000%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
45920625	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,508.80	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,312.15	7.040%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62905019	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,894.48	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$425.19	7.190%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
20454401	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,072.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$700.60	7.340%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22616133	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,725.71	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$964.72	7.040%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
29298814	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,956.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.26	9.130%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79276384	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,764.59	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,168.00	7.510%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
86386056	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$246.87	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.81	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
47152509	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$626.88	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$909.49	8.380%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
25722699	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$6,915.90	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$993.95	$2,826.85	7.360%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
38368250	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,688.68	xx/xx/xxxx	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.92	7.690%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15383010	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$636.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.19	7.880%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65523858	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,826.48	xx/xx/xxxx	xx	Yes	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$813.17	7.390%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
63828585	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,016.59	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$690.25	7.390%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69362377	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,780.83	7.240%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
44186659	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$758.27	$737.98	xx/xx/xxxx	Not Applicable	No		Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$635.70	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
99726661	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,010.42	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.48	7.510%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
55650667	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$584.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$655.38	8.130%	300		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
562487	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,825.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,854.75	$694.89	7.510%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
34051556	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$469.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$552.20	$1,555.41	7.790%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
96572505	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,511.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,546.14	7.524%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
41408050	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,952.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,502.63	9.130%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
65229897	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,383.52	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,729.82	7.740%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
94010369	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,885.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,484.00	9.000%	480		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
30752961	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$684.92	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.00	7.630%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
86163817	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,241.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$603.81	7.547%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81585325	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$1,511.04	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$741.80	6.750%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
67390284	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,831.43	xx/xx/xxxx	Not Applicable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,380.49	7.547%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable
46264096	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$958.55	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$491.96	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
13181882	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$659.48	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$790.25	7.697%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
18762924	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,052.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,157.19	8.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
41274275	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,283.14	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,607.00	7.631%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40350753	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$209.98	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$976.04	9.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
83402554	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,993.12	xx/xx/xxxx	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$582.16	6.850%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60953380	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$1,206.88	$1,198.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$773.45	8.500%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
49868754	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.74	9.130%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81374783	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,815.07	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.95	7.850%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
549646	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$720.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$635.87	10.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51251346	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,254.36	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$682.86	7.850%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
12328500	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,220.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.83	7.450%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81040870	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,044.23	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,220.99	$842.74	7.450%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
49003243	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,573.20	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$844.39	7.090%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22151760	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$572.50	xx/xx/xxxx	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$279.02	7.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
71380824	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,751.58	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$774.64	6.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
18351256	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,640.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,022.91	10.750%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
21084252	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,052.17	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.64	6.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
46334847	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$7,951.96	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$745.80	6.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47998973	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,140.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$757.72	7.817%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
41970690	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$351.79	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.97	7.910%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
52916862	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,216.50	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$479.72	7.730%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37069091	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$4,106.13	xx/xx/xxxx	Unavailable	Yes	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$520.10	7.730%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
91671720	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$5,712.45	$3,308.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,047.30	7.250%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85262605	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,787.36	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,027.95	7.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
66351860	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$851.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$905.08	6.550%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
49118351	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,408.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.22	7.417%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28565917	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$488.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$549.54	7.850%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
20393596	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,854.92	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,899.00	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84001470	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,772.20	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$371.44	6.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
63706734	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,361.21	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$768.63	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36097042	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,160.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$843.94	7.400%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
51358352	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,018.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$828.29	7.620%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79192747	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,236.08	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,398.03	10.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56463046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$260.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$719.46	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
50568373	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,025.57	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,576.79	7.500%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
92235006	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$1,940.12	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$558.03	6.990%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
97281907	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$1,756.50	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$974.20	6.500%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98398408	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$267.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$237.79	8.880%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18386952	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$6,013.44	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$408.86	7.950%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22305437	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,512.41	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$451.61	7.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40069559	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$314.04	$762.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,662.49	9.880%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17593625	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,473.57	xx/xx/xxxx	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,272.78	6.560%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
2274005	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,852.08	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,209.37	7.640%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
10464426	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,001.82	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.30	7.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
1214855	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$6,291.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,362.21	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
76131810	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$473.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$447.08	7.888%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
6520071	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,000.00	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,403.28	9.380%	144		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
73083220	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,449.44	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$785.06	7.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
41938781	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,264.08	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,584.58	7.880%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
11626831	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,541.21	xx/xx/xxxx	Unavailable	No	Other	Chapter 7	xx	Not Applicable	No	xx	$1,962.64	$5,124.43	8.100%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
17163440	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,695.96	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,633.81	7.999%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
24428597	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,545.38	xx/xx/xxxx	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,977.11	8.380%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99868100	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,262.99	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.49	7.750%	180		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82307370	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,040.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$628.12	7.760%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7348009	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,854.00	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$738.73	6.950%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18758553	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,810.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.36	8.500%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53583470	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,290.68	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$969.79	7.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Secondary	Not Applicable	Not Applicable	Not Applicable
25488321	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,307.57	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.57	9.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50142863	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,504.57	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,213.05	8.100%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28602183	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,590.54	xx/xx/xxxx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$773.62	6.940%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
33035306	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,499.06	xx/xx/xxxx	xx	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,646.97	$7,418.69	8.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
87190364	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,687.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.65	7.900%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
33215499	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,255.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.05	8.050%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable
90735178	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,533.56	xx/xx/xxxx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.83	8.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42272630	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$862.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$542.97	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
16860360	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,915.73	xx/xx/xxxx	xx	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,031.44	7.850%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
51570093	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$29.93	xx/xx/xxxx	Unavailable	No	Death of Mortgagor(s)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.81	11.130%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56340009	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,701.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,639.93	9.380%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39898177	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,436.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,437.01	7.350%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
11518813	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,631.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.750%	121		xx	xx		HELOC	Revolving		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
12871264	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,815.50	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,873.01	7.300%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
75799290	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,570.92	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$908.78	7.350%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85478109	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$255.92	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.41	7.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
64102813	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$3,690.36	$3,690.36	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,073.04	6.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
83726128	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$3,067.10	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,074.73	7.150%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
10090524	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$354.04	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.27	6.550%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9286357	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,460.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$965.51	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
52064527	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,152.30	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,663.36	6.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
14682114	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,908.87	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$913.38	10.630%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71064891	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,499.24	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.97	7.550%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
11981	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,613.40	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$783.38	7.650%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90053634	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,332.84	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,129.80	7.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
95856733	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,416.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,311.27	6.260%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
95092303	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,889.46	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,021.00	6.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89535028	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,890.61	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$594.06	7.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
93030974	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,628.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$866.64	7.490%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
87613119	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$4,890.30	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,218.58	7.350%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable
51772861	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,504.73	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$818.42	7.290%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32160287	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$337.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$984.39	8.880%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44287189	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,016.12	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,621.53	8.880%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98582238	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,615.12	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,870.31	$2,528.22	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
65877303	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$572.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.25	10.880%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37279830	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$305.87	$253.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$388.07	7.290%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53384489	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,130.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,345.20	8.750%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
2144822	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,856.64	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$658.59	4.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
64959925	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,521.03	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,258.95	4.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59937908	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$1,277.50	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,305.03	3.250%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70065525	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,676.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.23	3.625%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
75437214	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,931.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,101.54	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
23878046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,633.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$449.17	3.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98169382	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$1,427.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$833.61	3.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13374195	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$734.25	5.880%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
65801883	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,701.75	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$196.42	4.953%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
74735650	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,190.45	xx/xx/xxxx	Unavailable	No	Bankruptcy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,932.00	$2,901.83	5.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
31881378	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,696.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,822.84	6.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93533682	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,078.48	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$761.65	7.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income or Assets	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
46174546	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,986.35	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,440.10	$1,977.46	4.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
50606515	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$124.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$627.39	9.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	Unavailable	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63546392	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$2,360.62	$4,721.24	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,170.98	6.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
89847337	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,841.31	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.78	6.510%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
33574505	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$69.34	$8,188.26	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,340.33	9.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26785144	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,751.85	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,325.89	4.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
20370235	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,952.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$728.51	6.275%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53318506	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$32.72	$2,973.47	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,358.55	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13934342	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,360.49	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$731.83	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
50977728	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,683.08	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$899.33	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63889351	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,950.01	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$872.23	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	0.390%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
12047835	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,439.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$518.62	0.950%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88216639	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,637.82	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,964.24	8.400%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75796611	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,153.19	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$653.12	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62944057	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,753.78	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,316.81	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
54554963	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$129.54	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,948.94	4.250%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	No	No
93469870	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,366.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$914.66	6.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37323010	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,921.35	$2,442.33	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22106318	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$622.05	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$622.65	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73068439	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$572.09	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 11	xx	$18,000.00	Not Applicable	xx	Not Applicable	$2,458.79	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15301019	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,398.26	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,571.12	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
95945762	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,747.65	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 12	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,865.62	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44387131	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$471.16	$1,756.69	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$286.04	8.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
89328255	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,767.00	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,535.16	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3820895	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,218.46	$2,641.85	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$716.42	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
94900357	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,947.05	$3,806.86	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,379.21	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
58007444	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,655.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,473.33	$2,232.98	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No
98953744	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,416.54	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	$46,765.52	Not Applicable	xx	Not Applicable	$1,167.48	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82116905	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,388.89	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$459.85	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7707523	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,743.38	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,810.83	Unavailable	5.125%	354		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Assets	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
52732653	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,572.41	xx/xx/xxxx	Unavailable	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,327.50	$2,327.50	7.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50593727	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,605.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$496.92	7.550%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
51791912	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,568.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,437.13	6.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
54618338	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,179.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$433.21	5.640%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12700909	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$802.28	xx/xx/xxxx	Unavailable	No		Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$821.13	7.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
97971013	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,026.59	$4,550.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.75	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22331472	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,288.14	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$923.57	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
46732881	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,970.26	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$946.47	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
58335440	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$847.84	$3,133.54	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,465.34	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
42323694	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,058.66	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$988.09	8.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
6752747	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$4,870.42	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,209.49	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93207517	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,951.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,450.72	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
92611405	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,808.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$686.59	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7792867	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,298.08	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$686.60	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
89251983	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,376.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,300.73	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
25701805	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,615.85	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,640.55	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
67639294	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,248.48	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,152.56	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45017148	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$861.80	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$970.12	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
56452239	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,551.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$831.83	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63804102	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,488.09	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$536.82	5.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
21184949	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,453.84	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$884.35	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
89323526	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,958.00	xx/xx/xxxx	xx	Yes	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,461.49	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53488781	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,932.86	$6,412.08	xx/xx/xxxx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,126.08	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	No	No
58763662	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$13,979.83	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,285.92	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
10203323	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,622.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,015.32	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
30865525	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,818.02	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$415.06	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	Yes
48428580	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$127.36	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.94	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
25828111	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,612.66	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,865.86	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
27921576	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,607.63	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,188.67	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
8924383	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,502.77	$6,849.00	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,783.67	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
80078466	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,227.29	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.72	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
96194656	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$6,599.70	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.09	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
38434671	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,109.04	xx/xx/xxxx	Unavailable	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$557.84	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
28923085	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,721.75	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,672.50	9.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
11138248	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,828.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.70	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94849364	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,139.09	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,504.47	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44465492	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$741.11	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$731.49	6.795%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
88034726	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,194.37	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,292.71	$2,543.27	7.750%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56977521	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$4,378.92	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,488.33	$2,156.09	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
55210814	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.63	8.300%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
65090693	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$279.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$644.46	8.100%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
47296681	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$877.87	8.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35355852	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$414.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$605.67	10.020%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40724960	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,936.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,184.67	$2,858.00	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
11334293	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,599.61	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$688.98	7.350%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39783367	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,161.85	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.92	5.950%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
93409495	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,617.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,170.01	7.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
57076179	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$877.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$630.73	7.300%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
88920997	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,975.03	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,774.61	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73372541	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,769.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,767.01	9.700%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9481741	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$677.03	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$760.87	8.550%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45034571	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,570.06	$2,502.48	xx/xx/xxxx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,623.58	7.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38402410	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,376.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$992.62	8.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43690925	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,145.50	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,904.31	9.340%	312		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13316597	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,694.68	8.950%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	xx	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
8461290	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$222.35	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$644.81	9.900%	360		xx	xx		Conventional	Fixed		Unavailable	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53342516	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$382.40	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$458.79	11.250%	240		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15341266	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$1,984.17	$3,875.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,807.07	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
26642145	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$1,555.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.80	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
58698909	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$6,045.28	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,393.79	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
54872480	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,951.85	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,352.10	8.750%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
31300075	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$485.92	10.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
77243575	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,733.17	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$933.74	9.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23593503	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,630.35	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$862.50	10.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83913777	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,205.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$768.75	8.068%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90712322	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,564.76	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.21	6.500%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
55967427	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,577.94	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.24	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5531859	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,247.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$713.20	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
46148106	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,682.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$564.96	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59526895	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,754.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,519.38	$3,295.87	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
64317232	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,414.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.90	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	Yes	No
38471526	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$2,583.69	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,281.02	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
77686329	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$6,105.65	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,100.86	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23049996	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$14,440.04	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,335.08	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
86020381	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,276.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.47	5.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29950001	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,028.01	xx/xx/xxxx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$921.55	4.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
10997266	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,716.71	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,907.34	3.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18467665	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$474.90	3.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
34356869	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,392.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,042.16	7.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
19730195	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,021.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,123.28	8.075%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
12641698	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,869.26	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$566.09	1.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
35169816	xx	xx			xx	561-195	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,397.22	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.71	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57408473	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$6,746.41	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,756.88	7.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
75251008	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$365.14	9.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
24337221	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,161.94	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$958.15	10.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No
87501292	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,994.10	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$748.56	4.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
71298347	xx	xx			xx	561-195	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,018.67	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,386.60	8.520%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
89309979	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,603.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,058.58	7.600%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
63819831	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,382.36	xx/xx/xxxx	xx	Yes	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,862.27	8.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
31176503	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$8,337.22	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,501.04	$4,022.65	6.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
77481683	xx	xx			xx	561-195	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,753.09	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$559.86	5.367%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98414856	xx	xx			xx	561-195	xx	xx	xx	xx	xx	xx	Alaska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,962.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,577.19	8.640%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81863040	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$686.88	$2,592.08	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$695.92	9.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36880388	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,222.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,158.17	7.900%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85279648	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,743.66	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.80	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7092252	xx	xx			xx	561-195	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,349.95	$743.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$756.65	8.775%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79299977	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,566.66	xx/xx/xxxx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$770.38	8.100%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
89130257	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$377.44	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$426.98	10.050%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32630795	xx	xx			xx	561-195	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,164.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$446.16	$1,028.91	2.350%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
32639269	xx	xx			xx	561-196	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$678.94	$678.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$858.00	4.875%	360		xx	xx		USDA	Fixed		Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Yes	Yes	No
49140619	xx	xx			xx	561-196	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,128.77	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$816.74	3.875%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93855256	xx	xx			xx	561-196	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,752.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$737.11	3.375%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
18025729	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$184.54	$1,136.87	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$955.83	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
45057751	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$454.06	9.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
90555723	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,384.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$945.07	9.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88433854	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,016.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,057.35	12.050%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62317319	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,170.89	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$515.61	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
3824931	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,279.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,214.50	9.100%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5171373	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$745.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$879.64	8.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7806085	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$507.92	9.350%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82526144	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$873.69	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.46	11.400%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
66965458	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,831.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$487.15	11.290%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
633161	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,066.64	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,178.75	$1,250.26	11.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70178257	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$2,286.75	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Yes	xx	Not Applicable	$547.56	5.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21062478	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,035.26	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$908.01	$2,386.63	7.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35341848	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$636.86	3.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39296067	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$2,121.15	$2,121.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$593.62	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
76587778	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,757.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$767.45	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
95727764	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,014.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$667.17	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59153055	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$638.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$677.43	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50524319	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,403.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$560.09	7.190%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22613819	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,303.87	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$677.77	6.510%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
72226143	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,599.92	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$849.38	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
83232736	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,306.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$738.56	7.360%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53191942	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$3,008.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$888.45	$2,088.57	6.860%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
96775961	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$2,310.99	$4,621.98	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.36	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73041245	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,381.59	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.69	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
33324222	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,723.56	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,301.07	$3,494.83	7.540%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36332438	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$4,357.68	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,269.03	6.560%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
1346020	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,516.98	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,488.54	5.875%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
49655745	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,884.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$722.14	4.801%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90598757	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,662.36	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,039.41	7.482%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62693066	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$2,811.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,526.77	6.985%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23242462	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,747.90	xx/xx/xxxx	Unavailable	No	Servicer Delay Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,399.93	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
56576435	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,800.34	4.750%	360		xx	xx		FHA	ARM		Purchase	xx	xx	No Verification of Stated Income	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
58447326	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,636.42	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,630.70	7.790%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98474524	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,024.16	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,095.52	7.912%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
14180432	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,770.71	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,724.01	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
40508621	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$13,236.06	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,270.04	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18660049	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$1,658.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$1,459.38	$1,632.67	7.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
66854930	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$190.04	$1,203.85	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$961.24	8.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85032225	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,480.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$430.14	6.590%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable
34218295	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,519.07	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.22	7.770%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
30626594	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,247.67	xx/xx/xxxx	xx	Yes	Borrower Stalling/Litigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$757.17	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
1624786	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,898.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	$1,064.58	$1,445.58	5.110%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
86185042	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,205.69	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,259.92	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21913381	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,054.55	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,714.12	11.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
98066861	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,472.32	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$341.67	7.890%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
35459945	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,944.21	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$963.86	7.689%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
27062248	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,097.48	xx/xx/xxxx	Unavailable	Yes	Borrower is Contesting Foreclosure	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,650.21	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
58076737	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$21,339.80	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,978.18	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
67678759	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,117.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$519.99	6.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8889836	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,662.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$917.20	8.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69749876	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$800.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,059.64	10.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
85968644	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,551.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.80	9.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
92783155	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,113.08	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$953.67	$1,391.81	4.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
67570802	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$872.08	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.88	4.375%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62266747	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$994.36	xx/xx/xxxx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,823.34	8.490%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
30360619	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$4,465.68	xx/xx/xxxx	Unavailable	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,506.67	$4,242.83	5.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81031042	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,662.28	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$828.01	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income or Assets	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96766687	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$983.57	xx/xx/xxxx	xx	Unavailable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$831.65	7.510%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90612390	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,048.28	xx/xx/xxxx	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,271.05	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
72743387	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,809.54	xx/xx/xxxx	xx	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$894.20	5.125%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
92706287	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,154.48	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.24	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
54133986	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,309.43	xx/xx/xxxx	xx	No	Servicer Delay Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.05	7.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
58870562	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$205.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$518.30	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12383703	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$526.09	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$707.14	7.570%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
39892918	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$49.72	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$775.29	6.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
2641903	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,789.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.15	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
93058525	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,457.46	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,665.73	6.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
49833635	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,161.07	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$993.78	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
80065641	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,187.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$650.24	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Yes	Yes	No
33201512	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,353.35	$9,086.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.13	8.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
72496231	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$950.23	$4,608.79	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,030.64	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
520770	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,487.81	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,240.78	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27762740	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,289.55	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66879580	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,774.49	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$631.73	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
85803834	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,218.85	xx/xx/xxxx	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.36	7.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64245699	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,729.12	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,308.49	7.590%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
17088811	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$2,401.50	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,268.05	6.000%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
70423029	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,916.32	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,776.04	$3,799.84	5.125%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
46079626	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,245.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,743.83	5.900%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12981003	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,010.32	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$315.89	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
67646464	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other		$274.76	$274.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$779.54	11.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
5872517	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,268.35	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$934.10	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5643806	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,414.10	xx/xx/xxxx	xx	Yes	FC Contested - Counterclaim filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$778.05	5.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
47701919	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$836.29	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$757.96	10.450%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
28847967	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,235.96	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$677.29	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7246995	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,885.29	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$985.96	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
64984229	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,756.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,356.83	$1,885.92	7.900%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
8103924	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$6,967.63	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,087.50	4.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
95431726	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$8,290.76	xx/xx/xxxx	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,707.91	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	Unavailable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
77552315	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$11,531.07	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Chapter 7	xx	Not Applicable	No	xx	$1,333.33	$1,965.08	5.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
92450401	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$12,127.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,593.32	7.350%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
48979731	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$23,269.21	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,731.76	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99994148	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$862.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.20	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
232615	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,257.90	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$605.28	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68571676	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,045.82	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,344.15	10.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
84759629	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.41	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Co-op	xx	xx	Primary	Yes	No	No
82203634	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,779.55	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$375.11	6.690%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
24819161	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$15,935.25	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.73	8.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
4194093	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$17,300.86	xx/xx/xxxx	xx	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,529.99	4.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8133944	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$272.73	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,812.50	$4,043.07	5.625%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No
64983872	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$68.37	$520.77	xx/xx/xxxx	Unavailable	Yes	FC Contested - No Evid. of Counter	Chapter 7	xx	Not Applicable	No	xx	$9,951.56	$14,183.59	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No
84707745	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,040.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$642.99	8.840%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62591988	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,307.84	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,088.32	8.240%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
45174994	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$4,153.74	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$415.22	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
39736375	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,303.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,027.32	7.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income or Assets	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71467042	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,722.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.98	7.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62620683	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,688.75	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$734.36	6.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
49183436	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,252.52	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$601.94	5.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13704687	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,024.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$832.82	11.994%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
80714566	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$480.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$703.43	13.690%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
73307563	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,310.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.16	10.590%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93308988	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$985.15	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$779.40	10.440%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39979793	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,010.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,502.07	$1,805.92	6.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82021080	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,726.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,057.37	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91732876	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,300.29	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$400.74	10.000%	300		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
68681443	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,890.43	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$896.84	8.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74650393	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$4,642.31	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$900.42	9.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
58155890	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,694.15	xx/xx/xxxx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,459.50	9.140%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
21448224	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$5,601.66	$1,924.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.78	9.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
90472803	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$743.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$926.74	8.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
72436899	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,196.22	xx/xx/xxxx	Unavailable	No	Missing Documents	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$971.99	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
32101041	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,316.50	xx/xx/xxxx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,503.10	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
34933077	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,400.48	xx/xx/xxxx	Unavailable	No	Delay in Return of Requested Docs	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.09	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60852885	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,218.75	$3,954.80	xx/xx/xxxx	xx	Yes	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$750.39	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
1420110	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,008.42	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,541.27	8.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22684423	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,712.70	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$965.89	6.363%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
53995205	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,484.37	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$904.77	6.610%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38308977	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$796.07	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,239.89	10.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
4274947	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,063.86	9.340%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32093418	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,642.87	7.188%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79946001	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,871.80	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,118.26	5.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
81537002	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,290.06	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.72	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70701492	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$8,213.78	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,058.76	4.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
87218651	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	No	Missing Documents	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.29	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
98405490	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,161.36	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.10	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
55072890	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,254.00	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,282.51	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75352751	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,058.86	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.44	10.390%	264		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
46828185	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,165.01	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$269.64	5.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23771800	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$196.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.53	10.400%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
88646394	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,953.68	xx/xx/xxxx	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$971.57	8.340%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
73628998	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$4,251.08	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,155.43	6.750%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
47011060	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,782.49	9.050%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
60528296	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,254.13	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$929.90	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
60504145	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,221.14	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$961.02	8.270%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
58045194	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,264.65	xx/xx/xxxx	Unavailable	No	Death of Mortgagor(s)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$864.30	4.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60522219	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$16,857.88	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,295.29	6.000%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42654387	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$14,923.83	xx/xx/xxxx	Unavailable	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,042.05	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57102920	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$1,882.24	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,048.15	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60798982	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,741.74	xx/xx/xxxx	Unavailable	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,500.58	11.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
23996611	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,725.29	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$849.25	$1,158.23	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47644593	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Dakota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,490.86	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$262.78	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99277555	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,361.00	xx/xx/xxxx	Unavailable	No	Defect in Process	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.88	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
25668538	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$2,335.78	xx/xx/xxxx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$607.50	10.900%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable				Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
24673046	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,639.46	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,853.95	9.130%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13054074	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,242.55	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$406.28	10.291%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income or Assets	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
25813454	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$959.66	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,238.85	6.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
88641592	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,835.46	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.21	1.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40440549	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,566.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,992.96	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3369882	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$6,893.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,654.51	1.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
55256262	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,769.52	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,993.54	$4,448.11	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
17066532	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,851.16	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,667.50	5.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
87566406	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,800.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,137.27	$2,624.72	5.625%	480		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
20384659	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,447.60	xx/xx/xxxx	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.77	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
34986626	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,291.82	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,380.51	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37648045	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,982.01	4.625%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
35529340	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$23,190.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,400.00	$5,136.24	6.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
77203702	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,193.85	xx/xx/xxxx	xx	Yes	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$486.83	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
63076456	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,619.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,226.96	11.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39521819	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,030.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.22	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20071835	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,506.93	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$481.52	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73297594	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$77.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$825.49	8.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81729593	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$281.10	xx/xx/xxxx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$687.51	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
22222862	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$2,313.34	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,533.93	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
93055813	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,761.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,623.09	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
71389927	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$618.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$518.19	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
28431994	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,855.43	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,042.53	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
61209436	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$10,463.13	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,070.35	5.625%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
88435404	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$14,789.80	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,431.40	5.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7199164	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,443.80	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,870.00	$2,598.58	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73837014	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,826.70	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
34302756	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,412.53	xx/xx/xxxx	Not Applicable	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,251.80	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
14266655	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,880.38	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,021.33	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
57079145	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,370.01	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$585.79	8.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37049417	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,038.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$671.58	10.950%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39338880	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,214.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$948.48	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
52511523	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,185.49	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$754.69	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
10984717	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,171.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,122.48	11.130%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
6406111	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,031.47	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.56	6.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
76682219	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,265.52	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,846.75	5.000%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
25770866	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,149.41	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$403.51	4.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23183388	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,904.45	4.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
45855125	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,670.96	$1,729.07	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$777.80	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
2026612	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,428.25	xx/xx/xxxx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.08	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
55125453	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$446.28	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$586.30	Unavailable	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
96341973	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,830.55	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,313.37	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
90871440	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,219.48	xx/xx/xxxx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,177.06	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
5559171	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$685.87	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,206.81	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90129926	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,826.64	$9,653.28	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,239.40	$3,381.43	5.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
51750691	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,067.87	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$570.06	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
99049332	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,802.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,558.63	8.350%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
76246173	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,656.94	$6,578.88	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$896.06	5.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
42020168	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$423.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$537.29	4.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96414724	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,243.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$850.33	11.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
54827277	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,271.94	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$894.46	11.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
80390093	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$693.38	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
64399076	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,499.23	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$883.55	$1,001.09	8.599%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4632986	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,970.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$562.55	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
83206799	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,916.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,127.64	8.300%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
42407323	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,071.76	xx/xx/xxxx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$906.34	7.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36970740	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	$1,324.78	xx/xx/xxxx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$885.42	11.980%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47395993	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$636.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$833.10	12.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
72647926	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,300.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$706.88	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85608871	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,847.52	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,148.02	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No
98375219	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$792.31	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
20119787	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,327.90	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,205.99	$1,616.25	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
65656059	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,214.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,365.84	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
63559486	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,933.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,025.00	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
22954469	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,338.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.73	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
87413393	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,207.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.46	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Secondary	Yes	No	Yes
61752217	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,342.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,221.30	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No
88597374	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,775.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$758.86	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes
84681558	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$782.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$600.32	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99760360	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,738.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,505.86	4.000%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
13227731	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,600.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$893.94	4.125%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
72932287	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,818.52	xx/xx/xxxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$936.88	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
28681734	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,224.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.19	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68069681	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,047.18	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,248.45	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
8092580	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$870.86	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.86	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4560204	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,073.67	xx/xx/xxxx	Unavailable	No	Servicer Delay Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$549.75	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
77214036	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,387.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.21	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
53902736	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,893.46	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$946.46	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
67497345	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,426.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$773.95	5.757%	300		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
34417759	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$215.95	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$528.98	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No
12743822	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$614.32	xx/xx/xxxx	xx	No	FEMA Disaster	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$426.48	5.750%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
61038844	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,568.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$761.04	7.550%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40553647	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$5,539.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,773.14	9.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	No	Yes
63596143	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,674.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,061.64	6.900%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
87449052	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,960.92	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,238.84	10.200%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
31653436	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$15,351.29	xx/xx/xxxx	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,464.28	6.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7248134	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,030.13	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$945.50	8.550%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47587071	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,674.45	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,133.74	8.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
92570949	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,060.45	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$642.59	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
36126402	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,835.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,643.38	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50091311	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,909.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$556.73	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
80459280	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$440.11	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	$850.77	$992.76	6.500%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45215162	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,764.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.83	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
30771151	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$574.23	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$714.63	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No
24994289	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,107.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.36	6.450%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
31661858	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,722.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.97	6.450%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
56076949	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,336.45	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.53	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
34069869	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$817.65	8.760%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93960849	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,883.37	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$434.22	7.770%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
51736160	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,132.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$832.91	7.470%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
44718215	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$717.67	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$688.01	8.380%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
84789278	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$746.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$658.07	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
53101634	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,130.41	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,296.37	7.800%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23037825	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,831.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$659.42	6.850%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
39315029	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,814.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,386.31	7.100%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70245180	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,165.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,777.43	7.880%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
356025	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,881.42	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$801.07	8.630%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4914861	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,012.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,219.37	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
92830361	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$817.78	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$493.91	3.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8305641	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$747.32	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$345.13	7.690%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7034245	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.73	8.880%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
58118182	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,735.56	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.89	5.700%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75881298	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,337.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,682.63	6.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No
51447706	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$5,086.08	$4,465.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,018.17	6.360%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7364847	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,591.47	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,415.85	7.440%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
17971122	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,882.10	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,874.02	8.100%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
56447781	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,059.55	$1,059.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,260.28	8.500%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
445429	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,665.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,024.56	8.380%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7365831	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,260.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$381.81	7.060%	518		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
46035247	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,112.30	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.12	5.055%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
35519396	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$16,255.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,380.14	7.100%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
67527548	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$184.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$592.89	9.750%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78098737	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$258.14	4.450%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39664210	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,908.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,545.08	9.130%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51362075	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,456.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,013.27	7.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9102615	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,409.88	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,097.80	8.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57314167	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$682.09	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$277.22	7.740%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23517811	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,885.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.32	8.250%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83071921	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,010.96	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$422.11	$561.07	5.560%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
36059633	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,962.84	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$552.97	4.760%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15125313	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$1,268.97	$1,232.01	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$620.96	6.120%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
5277623	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$1,742.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$762.35	7.340%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
20568889	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$362.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$423.93	$1,078.38	7.850%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
5062220	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$348.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$741.48	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes
58375956	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,380.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,336.10	7.880%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
4498626	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$1,606.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.57	9.380%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21241732	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,590.45	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$887.10	7.190%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
3029971	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,675.73	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,962.64	7.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23360891	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$2,598.15	$4,705.74	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$5,271.30	8.630%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37271953	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$934.05	xx/xx/xxxx	Unavailable	No	FEMA Disaster	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$196.48	6.040%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
66717735	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$740.60	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$718.45	10.750%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26278447	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$530.64	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$114.68	$239.85	2.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50020196	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,137.23	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$628.00	9.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21880940	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$480.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$672.94	10.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
21731464	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,553.23	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$646.07	7.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88221183	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,547.04	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$771.13	4.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57492509	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$675.98	xx/xx/xxxx	Unavailable	No	Defect in Process	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$889.40	6.759%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26937380	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,958.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$519.67	7.200%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
51597487	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,492.20	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,107.00	9.290%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85521148	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,135.71	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$693.04	7.560%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
67618480	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$2,386.53	$1,268.87	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.82	9.750%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
75476070	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,462.87	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$637.56	7.409%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
59223703	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,257.41	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$379.71	6.370%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23722788	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,137.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$894.68	6.470%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37689625	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,189.84	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,038.82	$2,676.27	6.790%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
58721840	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,066.78	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,946.52	8.500%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3853666	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,572.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,671.20	6.200%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70894833	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$6,683.44	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,078.95	$5,006.72	6.640%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
39278303	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,820.35	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$5,382.81	$6,775.92	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
4144792	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,892.71	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,186.35	10.130%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
24124346	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,752.73	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$275.35	6.290%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22499019	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$8,719.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$597.83	$1,199.18	7.240%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
12280453	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$798.15	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,746.31	6.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
30011274	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$448.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$339.31	7.375%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
44745890	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,629.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,271.95	9.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
56743024	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$962.74	$544.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.32	10.380%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
80563728	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,836.63	xx/xx/xxxx	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,125.32	4.250%	264		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64403845	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,867.01	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,137.69	6.370%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45745936	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,592.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$813.17	7.190%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
74644371	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,206.38	$1,153.76	xx/xx/xxxx	xx	No	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$1,057.32	$1,057.32	7.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89219336	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,055.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,916.96	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
78424931	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,216.74	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,006.21	6.310%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
27647760	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$6,259.28	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,101.68	4.400%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
11171961	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,689.12	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,099.96	7.100%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15812196	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,845.78	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,968.71	5.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
31897352	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,111.03	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,447.38	8.470%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
35703343	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,636.97	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$691.67	5.250%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
94679801	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,512.32	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.31	7.190%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23024813	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$790.84	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$707.50	6.790%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
20007505	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,072.32	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,217.72	7.340%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
44257879	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$835.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$694.56	9.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
54358659	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,434.86	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,655.90	7.890%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42630838	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,368.11	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$842.29	9.880%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4213480	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$329.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$644.12	9.880%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9667314	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,184.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$400.22	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
10603644	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$437.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,150.00	8.710%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
41720284	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$635.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.59	8.750%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62425796	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,903.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$896.12	9.000%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
33738449	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,755.67	$1,804.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,800.80	9.630%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
87229062	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,814.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,283.15	8.500%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98338085	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,313.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,581.74	9.380%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27724548	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,744.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,651.00	8.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
1114414	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,495.26	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$769.37	7.536%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
55232113	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$12,075.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,756.13	3.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88432891	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,754.72	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,857.50	7.350%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57091072	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$27,388.46	$5,036.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,400.39	9.740%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90849331	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,616.84	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,411.56	9.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
65472827	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,051.13	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$3,091.67	$4,468.62	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
94592607	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,202.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,245.87	8.150%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17904106	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$2,977.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$896.15	10.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
17422824	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$854.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$722.51	8.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53003439	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,524.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$791.14	7.800%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
60370729	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$43.70	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$469.88	8.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
36192856	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,369.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,642.69	8.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84639630	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,668.07	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,914.33	7.300%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
49534147	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$648.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.25	11.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Assets	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
6252240	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,117.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.00	8.950%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71928757	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$6,501.60	xx/xx/xxxx	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,305.40	$4,639.70	8.800%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Assets	No	Unavailable	Unavailable	Unavailable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
56496591	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$762.17	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$539.38	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
52907912	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,157.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.31	7.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
39838539	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,154.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$420.22	7.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
66095785	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,254.05	xx/xx/xxxx	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.07	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
93136303	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,312.60	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.34	6.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
80457667	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,549.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$641.55	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
48490006	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,862.29	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,994.21	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
74003649	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,853.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,187.49	$2,395.41	8.175%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	35.000%			Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No
47399785	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,756.34	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.74	6.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4728917	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,098.86	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$745.02	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
26851407	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,861.46	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,665.18	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Assets	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
2014146	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,759.18	xx/xx/xxxx	Unavailable	No	Court Order/Mediation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,129.24	6.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
54353979	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,179.74	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,123.77	5.250%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
72093321	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,338.09	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,015.44	6.875%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60132920	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First		$0.00	$187.68	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$472.54	6.750%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
62199488	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$972.97	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$302.60	7.375%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37759414	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$991.02	xx/xx/xxxx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$556.95	5.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36793872	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,107.33	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,151.20	6.500%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43168521	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$4,871.39	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$897.26	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
71221226	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	$0.00	$2,469.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,798.68	6.000%	180		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
95193044	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,384.91	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$529.00	7.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
2568022	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$2,569.54	xx/xx/xxxx	xx	Yes	Borrower is Contesting Foreclosure	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.69	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
48185368	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$14,614.61	xx/xx/xxxx	xx	Yes	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,301.82	5.375%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20558408	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,067.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$678.08	6.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
26930762	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,168.01	xx/xx/xxxx	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$474.36	6.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37470475	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,399.78	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$687.96	5.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx		Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94086834	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,762.94	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,564.56	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
55193525	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$902.09	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.93	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
96426902	xx	xx	xx	x	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$4,041.52	xx/xx/xxxx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,268.22	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45988665	xx	xx	xx	x	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,153.74	xx/xx/xxxx	Unavailable	Yes	Borrower is Contesting Foreclosure	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,039.48	10.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
76447383	xx	xx			xx	561-209	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$537.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,502.03	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
33132517	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$5,197.80	$16,204.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,439.34	5.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35530224	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$161.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.00	8.220%	240		xx	xx		HELOC	Revolving		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
77865204	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,752.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,142.19	$1,587.20	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
66101396	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$993.54	9.990%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18273246	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,485.65	$3,593.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$559.30	6.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
48933173	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,767.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,998.22	8.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
28099017	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,687.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,231.48	6.625%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
43504817	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$506.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,787.23	11.240%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
4971832	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,890.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$880.73	14.200%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
34022898	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$521.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,217.47	9.280%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
88706123	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,411.57	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	$1,397.08	$1,856.84	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
51838606	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$538.23	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$408.95	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No
53221659	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,560.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 12	xx	Not Applicable	No	xx	Not Applicable	$588.88	7.890%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8458752	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$252.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$630.80	7.695%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No
8129112	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,923.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$991.24	8.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
55860370	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$626.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,345.63	$3,170.72	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
46921179	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$14,213.77	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,366.16	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70963103	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,272.94	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,107.41	11.020%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
55832874	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,422.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.09	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44595965	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,044.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,005.50	$2,873.60	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68387373	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$1,161.22	$2,120.39	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$787.57	7.650%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74284525	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,818.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,604.17	$1,604.17	6.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
49528688	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$540.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$856.81	9.632%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83835750	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$769.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$910.41	11.990%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
30955397	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,750.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$610.05	4.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
44019191	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,356.33	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,301.09	7.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71525723	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$9,182.37	$2,438.07	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$887.31	11.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69765663	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,870.59	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,303.42	7.500%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
59443834	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,024.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$739.72	8.060%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
56000453	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$478.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$568.17	9.360%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
46927984	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$983.04	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$499.55	6.980%	453		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50112216	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,837.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.81	8.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
52674516	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,396.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$854.25	5.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78906848	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$596.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.91	8.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65560730	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,327.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.40	7.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79302023	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$5,490.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,765.97	4.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32442238	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$803.61	xx/xx/xxxx	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$805.68	7.800%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
70291033	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$6,981.47	$684.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$328.63	10.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3392911	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,032.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$658.49	12.130%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78614180	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,104.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$960.83	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83662460	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,866.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,041.51	9.990%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69801500	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$13,512.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,192.78	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
31601011	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,084.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.22	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
77983361	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,220.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$961.62	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
25615587	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,614.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$1,461.71	$3,228.95	8.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
79868825	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,492.96	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$570.94	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75388704	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,100.99	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$258.61	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12506702	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,912.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,304.25	$1,889.41	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
66435004	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,005.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,462.06	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
65100275	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$955.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,275.36	$1,841.16	5.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13808739	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$352.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.16	11.830%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
50338887	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$10,921.69	$4,148.69	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$809.48	7.400%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
66119403	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$486.03	9.990%	276		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
29087708	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,108.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.30	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65853470	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$905.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$637.22	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36291798	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,311.71	$843.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.00	10.990%	360		xx	xx		HELOC	Revolving		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
33755323	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,120.29	$1,501.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,053.18	10.590%	336		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
56399997	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,059.10	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,139.58	$2,945.02	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
2717266	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$16.14	$1,154.74	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$387.82	8.380%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23555309	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,599.26	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,078.91	9.350%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73476830	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$1.00	$1,450.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$755.00	$1,075.79	6.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66362349	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,042.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,019.56	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
24672874	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,244.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,205.00	$2,980.00	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
14643288	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$775.58	$1,452.45	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,299.20	10.390%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98956486	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,476.85	xx/xx/xxxx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,818.84	10.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
67330760	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.86	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No
79275241	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$302.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$470.57	9.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
18460288	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,954.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,437.50	$2,166.44	5.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68441458	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,823.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,085.98	8.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
14202425	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,057.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,443.24	8.600%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
49403874	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,745.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$4,858.33	$3,774.04	6.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
49150875	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,051.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$582.39	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82892882	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$105.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$581.10	8.990%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
91373639	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,116.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,236.32	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
14138105	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,320.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,260.67	6.870%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70781038	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,382.07	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,523.46	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9503659	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$12,808.16	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,770.29	5.875%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
60485712	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First		$0.00	$2,727.67	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,267.80	7.420%	565		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	No	No
56217212	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,006.84	11.550%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66417317	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,397.35	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$884.77	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
60346315	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$954.90	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$570.56	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
88842975	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,383.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.80	10.280%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
48407906	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,239.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,308.65	8.340%	252		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52241278	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,602.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.30	5.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
77967065	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$950.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$759.82	10.463%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15340702	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,131.57	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,428.28	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32240532	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,305.69	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,116.25	$1,471.70	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No
94918396	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,121.41	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.28	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
7970116	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,441.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,166.42	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
33298820	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$124.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,102.58	11.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42294666	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,124.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,060.56	$1,330.49	3.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
14092941	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,716.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,246.75	10.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
13745954	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$622.17	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$384.75	11.860%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53225811	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$585.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$257.68	5.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
52586223	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.51	9.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
41089743	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,310.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.35	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
89899116	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,626.49	$1,051.39	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$629.38	11.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69376335	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,683.78	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,418.52	$1,732.64	6.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
63514885	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,324.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,223.00	9.190%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
73032291	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$442.26	$1,318.44	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,500.01	9.810%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
95627758	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$5,041.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,750.00	5.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29095746	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,893.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$474.80	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9318698	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$644.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.48	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
4092716	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,357.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$817.92	7.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
2849113	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,664.69	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$701.52	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
68558808	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,705.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$914.86	8.999%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
72710300	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,104.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$456.53	4.250%	360		xx	xx		VA	ARM		Refinance	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82713142	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$697.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,238.17	6.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
25675918	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$460.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$315.24	9.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
67477543	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other		$0.00	$1,024.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$832.82	11.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79363152	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,154.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.48	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Co-op	xx	xx	Primary	Yes	No	No
91932848	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,476.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,013.74	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
24306661	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,168.79	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,562.50	$2,192.79	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63651239	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,917.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,062.40	$1,617.89	5.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42190716	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,007.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,917.77	8.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22020613	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$4,039.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,732.50	$2,341.92	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
3564956	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,681.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,540.53	$3,191.87	0.950%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26143493	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$233.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.00	15.750%	120		xx	xx		HELOC	Revolving		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
39256684	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,520.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,517.29	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13258155	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,060.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$937.50	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
30036611	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,288.59	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.96	10.240%	240		xx	xx		Conventional	Revolving		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
16603535	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$250.93	$250.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,163.87	6.500%	312		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
17973570	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,179.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,531.25	$3,388.28	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No
16740422	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$242.44	$232.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.87	10.700%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
98449219	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$534.07	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.73	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
61938443	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$16,252.89	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,917.96	8.113%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65171987	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$22.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,088.88	11.540%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
54701878	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$495.09	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.00	9.250%	61		xx	xx		HELOC	Revolving		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42444891	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,352.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.18	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96112430	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,599.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$585.08	7.125%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
2750515	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,229.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$483.63	15.510%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52519907	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,266.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,407.85	9.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
94719590	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,743.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$836.32	6.000%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
48797203	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,588.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,047.01	8.675%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56511531	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$14,148.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,615.06	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79938151	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$547.05	$1,094.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$590.43	7.610%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No
17058672	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,386.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,211.04	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No
84369412	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$816.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,166.61	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
7533162	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,908.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.08	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
48780753	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,445.92	$3,049.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$627.92	10.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
45850774	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,304.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,245.93	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
46233649	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$633.87	9.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81009382	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$14,880.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,946.30	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47864655	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$446.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$457.85	8.240%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64192210	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$242.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$482.44	10.125%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
6047243	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,495.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,603.44	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
56980497	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,141.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,270.21	$1,771.25	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40323117	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$11.05	$11.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$533.78	11.240%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50741159	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$958.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$500.93	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
35971937	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$151.57	$1,099.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$927.37	11.490%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18347810	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,567.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,682.29	$3,764.28	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90863800	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,671.72	$2,651.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.88	4.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28031590	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$668.01	8.240%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
796407	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,020.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,703.37	5.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
94810238	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$4,137.75	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$585.89	4.990%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
56692917	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$19,085.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.53	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No
49598998	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$666.21	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
54089605	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,058.91	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,598.44	5.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90451489	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$653.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$824.45	11.050%	312		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85761752	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,150.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$597.65	11.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29828805	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,253.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,109.26	6.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
7560358	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,813.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$920.94	7.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69075855	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$664.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$192.15	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
2879336	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,532.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$735.76	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
94397208	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$4,125.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,239.08	8.050%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37205485	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,700.91	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.04	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5686693	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$1,126.38	$2,095.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$598.86	10.589%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
61376987	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,060.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$792.13	8.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
34380360	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,410.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$541.76	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93797763	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,559.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,601.60	8.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
50732590	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$211.67	$528.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$668.42	12.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No
35911080	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$351.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$720.29	11.120%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
504230	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,267.09	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,460.26	10.750%	359		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
16054194	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$909.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,424.04	10.525%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3292788	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$906.23	$1,640.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.41	9.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
31699787	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,306.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$810.00	$1,367.05	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
16685118	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,633.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$976.73	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No
43954860	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,186.10	xx/xx/xxxx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,547.25	$2,516.61	6.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9371736	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,246.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,371.35	11.000%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
76190655	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,216.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$898.37	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	No	No
18311237	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$518.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$340.73	9.200%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59720880	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$471.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$685.62	8.490%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53115115	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$22,653.44	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,483.12	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35965717	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$895.64	$887.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.12	9.730%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
61107677	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,928.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,739.99	10.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
49094568	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,173.70	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,588.21	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63452049	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,060.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,971.91	8.240%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
36522944	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$972.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,078.18	9.140%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
16115553	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,537.81	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,255.89	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No
6936127	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,305.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,933.42	9.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17716460	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,214.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,719.77	9.760%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
3405676	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,088.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,871.82	8.225%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
76472603	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,100.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,778.80	$2,572.14	5.125%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
5575398	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,379.93	xx/xx/xxxx	Unavailable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,758.85	$2,016.78	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
51511835	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,102.90	xx/xx/xxxx	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$441.61	5.950%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
10576856	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,776.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,263.77	8.500%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
33920094	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,055.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$938.75	5.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69165480	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,357.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.79	7.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98747728	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,027.26	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,138.23	7.550%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
34184323	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$689.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,176.03	10.090%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85560968	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,416.35	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,612.19	1.200%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
12574334	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,850.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,234.02	9.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
54161605	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$649.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$463.62	12.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	Yes
14309790	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,018.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$755.16	7.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
76894306	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,248.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.26	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
51449076	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,186.19	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$517.69	5.480%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
42153426	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,448.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$668.00	8.500%	360		xx	xx		HELOC	Revolving		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45679531	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$455.39	12.501%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40324337	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$834.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$619.77	10.200%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
2370330	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$6,712.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$909.94	7.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93663425	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,953.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,734.21	7.650%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
31300807	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,750.45	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.44	8.800%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43130567	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,153.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,001.65	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
20092354	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,085.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$723.28	8.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43783419	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,686.86	$2,283.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$830.98	8.070%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83993308	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,499.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.09	6.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
12725134	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,643.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,504.16	7.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
25603440	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,127.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$357.06	10.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
40347097	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,087.85	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,731.45	$2,688.04	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
69490338	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$600.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,434.94	8.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79719191	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,978.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$723.11	7.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
59734998	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,665.50	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,172.43	6.500%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51330395	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$325.12	$708.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$777.20	10.534%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
11412634	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,732.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$700.39	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21138357	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,193.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,274.00	1.200%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
60001940	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,708.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,062.50	$2,062.50	6.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45062944	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$266.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$596.59	12.750%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
76419337	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,619.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$841.01	8.740%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94619539	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,862.79	$2,676.61	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,521.69	6.195%	348		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
87523555	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,338.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,378.00	$1,879.36	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81958811	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,213.33	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,368.35	5.128%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20383807	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,947.11	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$988.21	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70224863	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$514.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$370.13	10.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
71859093	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$578.99	$578.99	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.75	10.750%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15665187	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,857.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,520.36	$1,592.11	6.130%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94577423	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,165.39	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$436.97	9.430%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
89288600	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,169.15	$342.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$432.69	8.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9813732	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,596.19	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$345.31	11.580%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
84926505	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$380.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	12.490%	360		xx	xx		HELOC	Revolving		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
12349857	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$672.17	$672.17	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$756.04	12.531%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40925376	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,434.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$989.60	8.999%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73958962	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,599.84	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.77	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
73808352	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,542.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$795.18	5.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
27929693	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$783.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.05	5.375%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
9740891	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,204.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$843.20	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
28847600	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$689.32	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$667.41	8.550%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
39384340	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$777.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,123.16	7.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81300148	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,448.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,210.19	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83355225	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,448.29	8.290%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
46238659	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,409.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,718.44	$2,663.88	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53419842	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$535.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$783.24	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88997309	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$560.69	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$463.62	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
31717382	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,909.01	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,971.74	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78364977	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$698.40	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$436.27	10.550%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74117604	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$344.87	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.92	8.550%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
8249997	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$955.21	$868.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,358.02	8.730%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81213278	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,070.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$746.20	1.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60097228	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,495.46	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$901.52	8.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
90480733	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,987.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$4,895.83	$8,132.54	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62498544	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$540.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.58	8.700%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32521981	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,592.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,856.95	6.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
2072866	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$714.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$393.45	5.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
22509133	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,781.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,113.21	7.200%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44821124	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,367.34	$5,533.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,155.75	5.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
87293685	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$421.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$504.51	9.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99678003	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,350.00	$1,970.28	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70261713	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,616.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$944.46	9.700%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59047827	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,086.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,118.84	9.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
2339301	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$893.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,014.77	12.000%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23282780	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$6,968.97	$869.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$806.69	9.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73706059	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,712.17	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.14	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
47371765	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$122.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$598.34	10.200%	276		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
48514007	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,836.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,670.10	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
17274262	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,421.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,172.95	8.125%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Assets	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
90093274	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,156.07	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,817.24	8.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70527076	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	2.000%	360		xx	xx		HELOC	Revolving		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
29568554	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$4,932.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,125.33	12.450%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
87050898	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$570.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$241.32	7.000%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
59751366	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,166.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$923.69	9.590%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73250567	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,317.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$556.66	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17530408	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,623.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,021.61	8.370%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
17425900	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,568.47	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$621.07	10.990%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
1686309	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$855.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,443.21	10.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
74596739	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,115.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,253.73	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
79216392	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,766.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.91	8.730%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
92308805	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other		$0.00	$5,345.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,397.92	8.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
59686991	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$363.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$552.38	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82157930	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,361.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.22	6.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
96270596	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,755.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,542.68	$2,349.30	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	Yes
79812766	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,390.33	$1,390.33	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.02	9.490%	216		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
91838070	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$795.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,205.72	9.695%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
87810949	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$77.45	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$598.39	10.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
95344408	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,015.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$612.19	8.125%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
56488038	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$637.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$993.59	11.050%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
28502019	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,248.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,178.13	$1,541.24	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81880229	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$817.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$663.04	11.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
46231406	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,435.66	$3,536.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,425.74	$1,841.67	6.290%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85927764	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$7,406.92	$1,157.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$501.11	4.500%	300		xx	xx		Conventional	Revolving		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64833160	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$378.67	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.96	9.730%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No
1464216	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$4,037.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$50,389.01	Not Applicable	xx	Not Applicable	$1,815.47	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	Not Applicable	Not Applicable	Investor	Yes	Yes	No
15408345	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$986.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$535.57	5.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
16725730	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,066.21	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.64	10.450%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40427435	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,871.16	$1,739.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,544.90	10.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51898119	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$15,097.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,753.44	4.901%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69404638	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$615.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$351.79	9.240%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
84467690	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,863.14	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,433.67	$1,672.29	9.775%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
89279270	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,065.04	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$964.52	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
89040241	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,149.78	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$585.57	5.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
39205393	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$718.11	$1,540.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,173.88	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32747389	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,565.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$840.55	6.875%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
92086619	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,754.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,002.14	5.875%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
540310	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$941.47	$880.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,085.94	6.100%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
11672323	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$574.87	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$654.13	7.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
84990141	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,004.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$688.29	7.340%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
29691606	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$56.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$730.53	8.780%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No
12066559	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,129.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,292.51	5.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
84912277	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$797.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$565.73	9.240%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
34923683	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,494.94	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$886.52	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
10711896	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,343.59	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,554.03	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96971713	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,042.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$557.09	9.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
72441659	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,338.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,503.63	12.900%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81981910	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$922.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,629.47	8.725%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No
15802973	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$600.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$515.08	8.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
71428554	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$275.00	$3,395.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$733.28	$1,100.94	6.500%	603		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73172617	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$351.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$565.60	8.080%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36677860	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,035.64	$1,864.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,398.20	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
12390990	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,198.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$978.84	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40339013	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,054.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,122.34	$2,949.24	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52206811	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,064.25	$990.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$683.93	9.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85620612	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$249.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$616.58	11.659%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60682434	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$207.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$326.53	7.779%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No
15498707	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$15,144.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,566.67	$3,411.32	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
58272282	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,039.67	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$489.56	8.310%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62296960	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,683.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,278.30	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89027406	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,802.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,934.21	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
62994078	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,116.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,632.81	$2,188.27	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56380225	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,598.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,523.94	7.490%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85926543	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$783.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$765.20	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
982154	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,155.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,982.42	5.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
91019201	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,642.97	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,653.00	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96664541	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,487.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,156.88	$2,997.23	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
50670166	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,357.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,899.33	8.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
16166551	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,736.07	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,898.87	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66689767	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$366.24	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.14	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44080781	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,733.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,767.39	10.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82019723	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,172.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,325.00	$1,807.09	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
10792799	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,114.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.36	10.150%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
95047964	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,007.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$653.51	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5838367	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,224.11	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,332.55	4.875%	348		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4291916	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,634.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.00	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
26348592	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$330.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$682.67	13.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
2515429	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,219.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,850.63	$3,058.93	7.050%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17225826	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$464.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,326.71	9.730%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71222950	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$15,152.77	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,996.62	7.340%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
35920853	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$1,434.03	$1,434.03	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.56	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No
6824962	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,114.39	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$540.70	10.440%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
6948952	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,103.47	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$994.54	$1,034.54	8.240%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63963365	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$628.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$515.08	10.080%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88060235	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$195.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$625.49	10.290%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
541623	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$800.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$793.99	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
66506012	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,914.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,790.41	$2,052.96	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No
26935404	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$253.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.13	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
38142964	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$941.80	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
11484033	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$886.25	7.400%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes
42006899	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,724.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,359.58	$2,022.04	6.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69528416	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$536.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.46	9.970%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
24297690	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,810.80	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,476.23	6.500%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12545456	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,495.68	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$728.39	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
74023992	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,810.72	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,607.37	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
55873985	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$909.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$851.16	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
4394368	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$898.41	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$516.67	7.125%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
67801448	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$6,196.32	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,330.57	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
80919271	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,975.10	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$945.88	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
43698429	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,344.71	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,063.85	4.875%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29221360	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$354.44	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$479.20	7.580%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97669960	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,915.01	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28897939	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,285.62	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$622.06	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64921284	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,713.53	xx/xx/xxxx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$499.65	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70669283	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,916.13	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$801.80	5.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
1309636	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,220.55	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.91	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99686964	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,373.99	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,559.67	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
46229282	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,354.69	$1,754.11	6.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
40012265	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,224.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$690.68	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
58559559	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,166.87	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,678.21	6.250%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65155956	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,021.92	xx/xx/xxxx	xx	Yes	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,708.01	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
5436824	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,378.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$513.73	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
38363628	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$134.58	xx/xx/xxxx	Unavailable	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,769.70	7.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42377968	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,919.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,530.67	$1,667.33	7.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37792912	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$961.70	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$505.65	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74992072	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,525.94	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,774.62	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38972152	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,064.52	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$580.06	7.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
74794064	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,479.50	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,696.93	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
20757426	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,312.48	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,697.46	$2,867.21	5.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73626957	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$10,112.54	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,283.97	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32378015	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,083.17	$8,321.61	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,128.44	$3,017.67	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
33690143	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$319.60	xx/xx/xxxx	Unavailable	Yes	Borrower Stalling/Litigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$481.12	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23344376	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,497.94	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$677.27	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
75609173	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,374.19	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.41	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
3409708	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$2,294.19	xx/xx/xxxx	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.08	4.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50714856	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,155.42	$4,243.76	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$583.75	3.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
19414849	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$651.95	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$993.82	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
49013462	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,275.09	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,245.43	5.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38757449	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,824.71	xx/xx/xxxx	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,733.33	$2,385.83	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
59265972	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,739.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,517.13	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
4359202	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,680.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$637.20	4.500%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes
41765899	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,041.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,167.46	$1,655.20	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89723614	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,884.51	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,010.63	$1,354.42	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
24934279	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$14,080.03	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,016.98	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56633092	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,212.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,072.00	$1,805.55	6.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
34690047	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,926.22	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,025.00	$3,039.25	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90219033	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,709.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,544.16	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
33903964	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,496.86	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,927.76	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79304524	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,341.36	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,827.94	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
45980951	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,943.08	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,432.23	8.375%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
43647564	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,789.52	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.70	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
41822916	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,509.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$935.49	8.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9506372	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,129.45	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$834.64	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
56642253	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$262.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$474.06	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90057537	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$598.85	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$645.89	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53276303	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,209.09	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,029.09	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
60032042	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,811.77	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$478.09	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
28239009	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$11,773.52	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,441.82	4.625%	214		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78009484	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,957.63	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,289.03	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8232167	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,962.28	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$758.49	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
61666557	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$2,036.11	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,456.28	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79008846	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,437.76	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$768.37	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8339963	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,941.88	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,447.37	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
13802415	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,197.64	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,416.15	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
27390889	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$754.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$528.41	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
29787627	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$12,959.16	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,054.22	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38010332	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,090.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$805.89	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85330587	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,608.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,960.80	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
31994941	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,400.12	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$769.23	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
19871091	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,919.17	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$857.27	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62911696	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,483.40	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,488.12	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79627053	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,236.78	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$857.32	4.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21111126	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,243.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$423.72	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
59663238	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,299.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$379.33	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
78538964	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$255.95	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$718.09	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79023460	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$541.52	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$483.79	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
6751677	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,793.95	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$762.55	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No
61847693	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,006.33	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$485.86	4.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
14219734	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,067.89	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$891.51	5.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70465878	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,598.56	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$814.83	4.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
32979593	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,598.44	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,236.38	$1,804.45	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
41266680	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,849.76	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,372.51	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28151360	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$524.16	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$400.75	5.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
44359265	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,979.60	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$800.40	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
41158578	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,930.04	xx/xx/xxxx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,656.31	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22674134	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$993.69	5.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
83535816	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,561.24	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$987.43	4.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
57726982	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,057.32	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$551.64	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
25220242	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,932.04	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$400.20	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38511690	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,852.40	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$882.58	$1,182.82	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No
72790245	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,734.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,004.78	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
39068687	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,059.31	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,204.09	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
17686329	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,063.60	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,450.36	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
42745776	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,414.91	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,181.38	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
1223293	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,913.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,006.75	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
94746633	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,848.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$103,518.43	Not Applicable	xx	$1,628.23	$2,182.13	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes
39285164	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$275.70	$340.60	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$478.27	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9949774	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,920.56	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,800.00	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable
94960410	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$7,284.66	$5,356.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$822.60	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50902543	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,261.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,710.85	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
73166764	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,609.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$366.36	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62413996	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$744.75	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$295.27	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66013653	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,568.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,174.43	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68131468	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,176.61	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$637.99	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98420977	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$192.20	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$621.11	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
42505384	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,283.47	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,175.12	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	No
71653259	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$592.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$636.21	5.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45937143	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,030.22	xx/xx/xxxx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,992.00	$3,240.00	6.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
36507510	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,172.59	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,291.16	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
35467681	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,833.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$3,200.00	$5,817.04	7.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No
1620530	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,911.96	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,287.74	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21602169	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,596.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,532.13	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
41723259	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$615.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$354.62	5.875%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47359696	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,843.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,915.83	$2,363.47	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
69943454	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,373.22	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,309.47	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
10971307	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,314.85	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,918.23	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
83929927	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,712.03	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$576.75	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
92263566	xx	xx			xx	561-212	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$521.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$757.40	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56997919	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$778.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$860.88	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
48023729	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$1,583.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$462.07	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23970899	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,267.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$771.50	7.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
90586752	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,817.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$860.59	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
73126478	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$624.00	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$492.70	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
22327454	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,033.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$544.02	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
30953207	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$351.87	8.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70654740	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,206.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$522.31	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32769697	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,601.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$957.36	8.905%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	34.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3123182	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$980.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$632.04	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5047857	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$609.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$437.68	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
91854105	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$214.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$428.97	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
94912803	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,216.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$758.63	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36634887	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,908.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.97	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
35966550	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,855.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,312.44	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
7651220	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,571.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$729.63	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98777004	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,226.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,114.75	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82970473	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,892.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,035.49	5.875%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85869743	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$555.87	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$451.93	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
5974266	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,927.57	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$932.94	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
44562619	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,513.48	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$593.34	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
2168784	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,842.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$833.96	5.625%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98149103	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,946.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$905.08	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No	xx	Unavailable	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
52917982	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,712.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,460.47	5.125%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
29005467	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,975.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$470.24	3.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes
30919946	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,024.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$895.96	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71165372	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$918.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$817.00	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
6564803	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$175.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$431.18	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
41724992	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,291.29	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$521.65	4.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89445667	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,239.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,122.97	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
5566249	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,136.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$374.45	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
78180118	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$974.61	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$651.48	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
95681069	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,473.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,286.92	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
77805011	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,379.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$427.76	4.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
4899105	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,061.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,704.22	5.250%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
5819104	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,156.32	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$888.82	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
94657015	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,086.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$830.59	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91280555	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,349.31	xx/xx/xxxx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$804.50	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27971111	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,435.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$778.40	5.625%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39762251	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,156.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$674.61	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21353631	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,895.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,267.18	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47765547	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,681.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,102.96	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
84293884	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,950.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$583.33	$716.15	6.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
24486703	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,883.22	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$630.49	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9534677	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,372.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$782.80	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56283401	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,140.47	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$866.02	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
65979580	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$630.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$885.69	5.000%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43442488	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,247.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$770.42	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
23028166	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,456.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$852.92	Not Applicable	5.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75970013	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,302.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,216.55	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
48627025	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$9,126.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,852.23	4.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
91707869	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$977.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$512.45	5.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70810643	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,291.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$846.97	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29585048	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,974.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,723.33	$2,173.82	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17669811	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,865.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,841.67	$2,197.16	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
910661	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,080.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,885.39	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
61497236	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,717.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,181.00	5.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13843787	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,861.32	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$884.48	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
9707373	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,162.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,193.09	6.125%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
89852077	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$445.09	$845.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$629.29	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
72344495	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,486.42	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,494.72	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
24970702	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,958.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,076.10	$1,603.45	5.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
70884562	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,000.35	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$820.32	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
23525711	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,167.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$935.27	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
54550121	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,922.67	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,632.89	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4512839	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,295.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$513.54	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
92063429	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$7,722.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,123.93	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12389358	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$770.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$731.83	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
64917575	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$4,017.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$841.73	$1,256.90	5.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
30854241	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,349.46	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,036.70	5.375%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91020638	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$879.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$358.22	6.000%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
11855590	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$748.64	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
46586463	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,296.67	$1,981.35	5.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69786069	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,838.74	xx/xx/xxxx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,685.89	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3386169	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,469.81	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,101.67	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
6310071	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,085.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,152.76	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39721935	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,409.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$917.31	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
22457617	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,406.67	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,191.67	$1,624.71	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68758732	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,459.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$630.65	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45154134	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,788.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,137.72	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4223585	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,442.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	$836.63	$1,263.52	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
7450175	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,857.62	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,247.92	$1,868.64	5.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43729261	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,606.61	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$898.79	$1,362.38	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59746947	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,713.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,255.09	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
54119654	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$776.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$394.16	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9136161	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,469.56	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,721.89	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50130115	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,552.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,268.38	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Not Applicable	No
76775490	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,379.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,113.56	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
49281588	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,662.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,535.67	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
57183434	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,161.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$865.30	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
41741332	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,688.09	xx/xx/xxxx	xx	Yes	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$817.01	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
9315205	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,782.91	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.97	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37647840	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,241.07	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,847.16	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
12728533	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,888.14	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$967.27	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
40525388	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,147.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,583.13	$2,310.89	6.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
32230537	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,126.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,275.98	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
765192	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,704.61	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$839.38	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
56805176	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,053.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,485.42	$2,191.02	5.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5535288	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,508.17	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,688.39	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	Unavailable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17043010	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,624.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,954.71	5.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83938253	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,384.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,495.48	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84060967	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$593.29	7.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
46479006	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,337.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,570.08	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78676452	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,989.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$952.53	1.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
81976777	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,630.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,581.75	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable
51634462	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,511.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,225.06	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable
23432020	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,713.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,911.31	$1,924.30	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
8647307	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$756.11	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$821.82	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
60591845	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,845.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	$1,041.67	$1,461.86	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
94337706	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,071.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$925.00	$1,093.51	6.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
34530851	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,713.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,604.17	$2,251.26	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
78832635	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$136.78	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$497.91	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90087391	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,036.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$614.86	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57562510	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,684.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,719.09	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82314310	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,782.97	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.14	7.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
13647512	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,014.12	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.08	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
75920150	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,066.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,305.02	6.375%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62260299	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,972.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,137.10	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50676272	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,613.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,245.71	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90250581	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,034.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,080.85	$1,220.41	7.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
34352666	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,127.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,987.50	$2,305.12	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
12862602	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,409.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,438.13	$2,159.19	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	25.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
41586085	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,562.53	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$958.29	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
72918258	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$814.57	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$788.31	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98045779	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,086.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,023.22	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes
70672590	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,196.67	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$780.47	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62068135	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,959.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,082.50	$3,187.95	6.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
80599810	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,930.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,106.12	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45420219	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$532.32	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,090.77	$1,256.00	7.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
43673177	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,526.89	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,271.17	$1,759.87	7.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
97860609	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,173.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,030.79	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	20.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82313443	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,084.41	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$501.37	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78356003	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,624.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.62	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43211785	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,402.88	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$570.77	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
26207806	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,665.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$895.72	5.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
95502043	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$918.30	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$469.25	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Other	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74184447	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,067.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,129.92	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
46131477	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,152.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$747.81	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62181812	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,377.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$900.24	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45980050	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,243.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,463.17	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
72543183	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$417.69	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$798.55	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53688270	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,147.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,112.84	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38312370	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,662.67	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$938.35	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
54124844	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,409.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,593.75	$2,214.70	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
3388604	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$413.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,070.67	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
22688192	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,019.89	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$664.64	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50379206	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$6,843.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.78	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
25786694	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$306.71	$568.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$485.95	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
33165388	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,774.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,138.59	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
77238875	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,259.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,032.57	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
99378586	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,806.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,395.09	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
11009503	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,706.55	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$972.25	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
75537619	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$579.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$348.74	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68756416	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,247.77	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,675.98	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
17237602	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,872.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,726.71	6.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
16868794	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,219.77	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,175.12	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
29357525	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,006.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,000.16	$2,779.44	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
79527955	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,061.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$932.69	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97360821	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$790.39	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$972.90	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5541815	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,364.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$627.50	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73292070	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$799.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$425.79	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
25869891	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,671.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,709.54	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29407067	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,473.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$685.23	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
58387655	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,074.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,043.71	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
47404783	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,047.18	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,568.76	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
782754	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,263.64	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$836.04	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
1185093	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,058.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,500.21	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
94210835	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,350.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$895.52	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
88442056	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$241.66	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$538.17	8.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90228640	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,330.69	xx/xx/xxxx	xx	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$642.59	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91911960	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,054.89	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$830.92	$1,078.85	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
92618091	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,277.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$791.62	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23201796	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$505.83	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$413.71	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52139333	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,275.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,468.49	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
19292037	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,257.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$847.92	$1,136.36	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71333714	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,658.15	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$426.15	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
15106939	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,880.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,436.36	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
88509234	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,613.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,116.89	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9593438	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,896.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$779.17	$1,106.03	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
1485780	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,238.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$753.22	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
31726772	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,820.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,466.02	$2,173.51	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
69744724	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,605.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,478.27	6.495%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
88772573	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,397.22	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,355.43	7.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
33767226	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$6,864.95	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,891.43	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
78515458	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,193.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,419.70	5.870%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
86025439	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$8,726.01	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,878.50	$2,875.68	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97388537	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,410.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,935.94	$2,175.63	7.375%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
26099584	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,047.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,059.66	8.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37300844	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,871.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.91	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
9569952	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$667.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$493.35	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79517259	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,770.31	xx/xx/xxxx	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,268.20	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
13554988	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,175.42	$1,617.89	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
40939430	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,669.30	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,427.14	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
15824472	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,383.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$631.04	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15934505	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$504.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$512.59	9.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	Unavailable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5371457	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,077.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,100.96	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
97587256	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,386.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,223.63	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26758545	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,052.34	xx/xx/xxxx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,118.75	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
24365387	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,547.43	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,391.64	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56809870	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,760.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,991.01	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
26916878	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,667.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,742.92	$2,524.89	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82017759	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,865.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,076.67	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
42632278	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,536.11	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$754.93	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
48720503	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$653.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$518.76	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
67695801	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,690.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$378.81	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69697040	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,170.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,628.67	$2,164.64	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15004247	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,130.02	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,109.18	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
58390894	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,670.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,076.64	$2,368.48	7.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27482598	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,013.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,425.83	$1,865.29	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84606954	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$372.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$790.09	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
95704641	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,308.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,390.12	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64274879	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$791.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,043.03	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7148146	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,607.78	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,378.13	$1,862.89	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47879564	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$12,030.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,780.30	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
19136462	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$273.90	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$394.77	8.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	Unavailable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
28124839	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,632.59	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$960.47	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
75143629	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,847.81	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.08	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
42467430	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,032.52	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.40	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
32505294	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,197.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,206.81	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
95827842	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,207.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,011.31	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
35944162	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,775.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,320.00	$1,891.38	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
27062668	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$764.35	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$266.12	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36710444	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$351.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$845.22	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
41289165	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,301.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,236.46	$1,735.22	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
96073194	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$858.98	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
61262527	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$687.54	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	$499.53	$653.49	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Other	Unavailable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53260972	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,315.93	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,945.54	$2,865.91	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
8924665	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,942.32	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$2,041.56	$3,423.36	5.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
12823324	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$756.94	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
47363285	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$7,462.51	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,199.91	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94117583	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,301.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,516.96	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
84073798	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$4,017.35	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,493.64	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
26888271	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,015.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,417.50	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
5452191	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$515.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$422.22	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No
32955080	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,806.44	xx/xx/xxxx	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$463.88	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62561094	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,320.71	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,326.55	6.750%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8004739	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,457.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,970.79	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
23586037	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,077.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,899.36	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	xx	Unavailable	25.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
31490541	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$6,170.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,168.58	$2,957.59	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52915791	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$762.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,152.88	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Not Applicable	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35095034	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,091.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,248.17	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20147123	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,655.72	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$675.12	8.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
11919963	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$492.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$330.07	7.250%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85201874	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,025.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,209.52	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
42394620	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,620.36	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,287.25	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39986270	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$929.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$773.60	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56032325	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$546.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$707.79	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62459994	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$997.97	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$373.41	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83559896	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,145.12	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,573.68	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
46898811	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,849.14	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,052.39	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
16755028	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,650.10	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$529.30	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63425766	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,982.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$634.44	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53138623	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,613.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$877.52	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
30154979	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,021.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,765.53	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
41358672	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,074.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$812.42	8.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
95387798	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,427.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,357.53	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
41708577	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,415.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,629.41	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
53300484	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,381.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.09	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No
74289201	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$511.86	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$804.64	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
30372974	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$332.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$367.88	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27907834	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,425.48	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,598.80	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
33929388	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$992.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$843.25	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
54378992	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$767.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$314.59	7.000%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
10589104	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,266.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,133.19	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45845704	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,052.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,724.01	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94040314	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$401.29	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$311.43	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
14026710	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,334.01	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,451.90	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97367167	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,086.42	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.92	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45799402	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,614.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,231.09	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
76082244	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,558.24	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,454.16	6.750%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
42149721	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,048.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,042.92	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
74834538	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,571.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,046.01	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
68976555	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$668.87	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
54284989	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,479.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,790.13	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
99034236	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$560.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$408.35	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98833561	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,128.48	xx/xx/xxxx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,970.79	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
76173735	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,789.74	xx/xx/xxxx	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$892.17	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23351039	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,174.22	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$531.86	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50364351	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,201.46	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,148.38	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64236212	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,878.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,940.14	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
95459013	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$4,159.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,933.35	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
43349255	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,123.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,667.89	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75174980	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,796.57	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,922.08	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
86452682	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,114.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.69	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37323571	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,795.03	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,049.13	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70546126	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,727.35	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,428.46	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
61047064	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,220.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,760.43	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
48961132	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,062.81	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
47190369	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,207.56	xx/xx/xxxx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,188.33	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
84410099	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,979.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,586.39	7.250%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
80544214	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,402.13	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	$0.00	No	xx	Not Applicable	$614.44	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18874226	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$353.85	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$849.66	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
45071967	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,941.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,732.76	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
41932705	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,977.98	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,170.93	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
28960142	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$681.69	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$539.13	6.125%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57165259	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,917.20	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$768.35	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26014979	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,148.89	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$372.79	6.500%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
46111272	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$729.64	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,681.74	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17097180	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,999.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,310.57	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	Not Applicable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56329604	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$451.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$440.93	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83011887	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,578.98	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.99	4.750%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98836317	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,016.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.31	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4857847	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$952.65	$4,012.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$379.76	4.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29352121	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$7,505.32	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,006.55	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53621819	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,315.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,508.06	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
42602212	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$194.21	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$373.09	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84339798	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$8,390.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,396.04	4.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
77815426	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,641.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,238.55	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81401179	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$5,129.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.75	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
4259425	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,578.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,380.27	4.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36293338	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$720.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,178.92	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74965767	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,657.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$425.36	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
55107308	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,343.85	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$455.92	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52914020	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,876.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$812.27	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
75235053	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,239.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$445.88	4.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
36892946	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$864.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$369.98	4.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	No	No
84683284	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,835.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,161.72	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
5035111	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,400.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$591.32	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
57919156	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,951.23	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$734.04	3.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
48774375	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,873.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$650.39	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
65219764	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,956.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,165.72	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
44581147	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,317.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,472.33	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15818040	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$529.95	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$978.82	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8613801	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,311.09	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$791.95	8.100%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
30312749	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$704.58	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$859.39	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
57225229	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$432.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$797.58	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62015761	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,801.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,839.40	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
42116549	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$227.33	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$455.71	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7522273	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,431.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$993.35	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40021383	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$234.05	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$384.46	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69322824	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,393.04	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$752.23	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	Not Applicable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32696389	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,105.42	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$946.22	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7619472	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,937.43	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$582.86	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No	xx	Unavailable	35.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
53043152	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,254.47	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$589.03	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
12211624	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,324.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,948.65	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
35308399	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,875.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,113.28	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
56984129	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$871.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,116.55	8.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
58756497	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,686.03	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,146.72	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
63476164	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$4,603.46	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,892.45	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44508840	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,418.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,560.86	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
18442323	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,293.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,362.06	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
6770713	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,967.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,923.56	6.166%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47005130	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,895.46	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$991.31	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
29348353	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,982.74	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,413.78	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
47369518	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,353.55	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,193.20	8.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
24060023	xx	xx	xx		xx	4	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,380.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,901.93	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
84151435	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,641.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,588.21	6.875%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
23818897	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,443.17	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,254.27	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51854766	xx	xx	xx		xx	4	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,006.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$511.10	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37213492	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,339.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,175.47	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84720551	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,960.59	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,783.21	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
69259298	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,506.64	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$947.92	$1,304.75	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
33336635	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$499.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$528.90	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97768065	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,273.70	5.000%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45890089	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,683.62	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.33	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
33301312	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$915.33	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,027.97	$1,428.48	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No
36160933	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$960.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,401.80	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
72645318	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,514.06	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$717.71	$987.88	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
25176757	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,029.71	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$840.83	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15196026	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,226.96	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$833.90	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
7631014	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,708.06	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.22	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38624266	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$321.22	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$623.56	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
34852836	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,484.81	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
57043505	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,906.24	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$516.85	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64602010	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,942.20	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,349.08	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
6917549	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,358.88	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,023.60	8.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
45502834	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,162.76	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
61059466	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,082.02	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,237.49	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36188148	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,723.01	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,491.68	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	Yes	xx	xx	18.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91706913	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$524.48	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$437.92	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
84110611	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$899.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$738.86	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8800047	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,496.38	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.19	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52724203	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,120.32	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,318.73	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65827350	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,503.40	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,166.10	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28753769	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,029.60	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$623.88	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98854999	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$6,070.83	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$815.37	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
60367100	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,868.35	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$596.78	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
13371046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,030.10	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,176.78	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
3146532	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$854.25	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$566.62	9.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90240116	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,619.17	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$967.24	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
85939639	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$858.66	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5578206	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,048.19	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$618.95	7.250%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
67884080	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,635.56	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,347.56	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
38497556	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,552.91	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$955.93	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66605565	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,606.77	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,271.40	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74865601	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,846.53	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,109.17	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63901377	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,828.02	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$700.29	7.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
71325813	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,376.20	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$510.84	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35687705	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$34.97	$28.65	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$630.65	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3922570	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$952.55	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
58473190	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,190.02	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$894.66	4.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
99906141	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,524.68	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$540.78	3.625%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
89857088	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,919.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,396.99	4.250%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35693689	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$49.33	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$267.79	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
67851047	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,109.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$739.25	6.550%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
31268713	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$724.52	6.250%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
94596180	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,361.28	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$580.07	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
16942007	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,286.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$731.64	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56183499	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,932.82	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,389.40	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23021874	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,609.72	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$793.96	5.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71610086	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$533.74	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$419.93	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15333379	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,898.07	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,857.07	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
53817067	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	$2,259.64	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,023.71	3.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
27193303	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,670.68	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,796.74	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
44515739	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,768.72	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,167.22	7.025%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
72928549	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,391.35	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.51	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15372735	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,476.00	xx/xx/xxxx	Unavailable	No	Acquiring Possession	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$819.60	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
21029485	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,728.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$713.21	5.375%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
97239320	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,170.03	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$726.12	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
16739619	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,380.75	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,304.88	$1,796.09	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
29017345	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,188.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,386.88	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
9804224	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,987.24	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$3,166.67	$3,727.55	7.600%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
90123077	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,565.94	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,196.88	$2,896.43	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97723534	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$787.92	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.44	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8710670	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,286.13	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,624.16	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26373576	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,702.20	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,257.42	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88595085	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,581.22	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,551.18	5.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
8293739	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,595.74	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$563.56	4.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
86552839	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,196.75	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$638.42	4.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Unavailable	Investor	Yes	No	No
5281174	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,275.04	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$391.98	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Verification of Stated Income	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
48153682	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,600.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$534.74	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
63924695	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,933.12	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$986.08	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82631105	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$12,456.95	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,042.06	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No
85630092	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,737.30	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$977.78	1.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
88543404	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,213.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,048.15	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
37492274	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,737.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$757.22	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93201218	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,583.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$580.29	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73097446	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,509.65	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,528.86	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62800490	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,566.17	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,056.51	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
61721693	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$714.78	xx/xx/xxxx	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$506.69	4.500%	360		xx	xx		Conventional	Fixed			xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable			Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
65724395	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$955.59	5.750%	350		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Yes	Yes	No
41961335	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,524.52	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$474.67	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
76645293	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,324.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,143.81	3.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18307384	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First		$0.00	$1,258.49	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$327.26	8.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable
89706600	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$254.98	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$298.34	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
63548422	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,541.87	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,650.39	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
10805018	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,587.15	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$690.79	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
28930528	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,943.90	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$340.26	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8401310	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$873.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$629.29	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4124729	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$4,141.62	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.22	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
45896757	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,831.35	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,942.68	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
87785071	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$604.19	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$697.50	$886.63	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97406483	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$6,061.39	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.46	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
10025413	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,892.55	6.160%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64995318	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,661.05	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,145.05	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
91871279	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,662.89	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$843.22	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
68696443	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,305.40	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$633.37	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
90704013	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$311.30	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$508.96	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No
49731660	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$1,904.64	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$406.50	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15096433	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,910.80	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$777.01	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
5305735	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,301.36	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,611.84	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59781890	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$11,673.89	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	$1,487.50	$1,804.05	6.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
94220484	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,855.12	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,080.74	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
3194590	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,259.83	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,331.00	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
96537642	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,406.53	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$904.49	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71452686	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,062.73	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$804.10	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
16321075	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,373.32	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$670.00	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35669774	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,501.84	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,447.36	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
93359243	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,887.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$865.01	4.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
26451035	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,159.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$440.27	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70794346	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,464.91	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,905.66	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
45081444	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,037.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$379.23	5.375%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35676896	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,072.23	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$612.08	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37209970	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,973.49	xx/xx/xxxx	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,140.00	$2,005.39	4.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94470955	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,078.36	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,110.49	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
78971101	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$437.22	8.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
12101561	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$4,401.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.05	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64566129	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,811.14	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,562.50	$2,192.78	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89046008	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,685.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$683.21	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
13841643	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,965.73	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.24	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
12704361	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$791.32	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75107487	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$420.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$327.56	8.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56215906	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,591.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.73	9.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
25204488	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$14,416.25	xx/xx/xxxx	xx	Yes	Bankruptcy Filing	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,791.74	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
29196859	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,079.03	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,471.38	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
89003655	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$667.21	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$405.54	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21899117	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$30.51	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$502.43	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
86938162	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,073.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$590.50	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
23206680	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,609.73	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$769.14	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15870902	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$672.76	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$745.14	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66432185	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,455.90	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.14	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
92771971	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,478.80	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$651.03	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
61048854	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$19,309.19	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Yes	xx	Not Applicable	$1,244.59	3.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
28876009	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,364.98	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.58	4.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70069144	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$840.52	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$384.70	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
30207667	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$316.16	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$751.17	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes
92169825	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$678.43	3.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23221592	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,561.87	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$388.74	3.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No
92397412	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,023.52	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.83	4.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
27768893	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,840.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,656.61	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
6135030	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,055.51	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$784.13	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Unavailable	Unavailable	Primary	Yes	Yes	No
79446446	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,015.37	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$461.15	10.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62863057	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,473.05	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.20	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66007231	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,347.18	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,258.59	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
35569347	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$12,318.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,851.96	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable
67135755	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$887.14	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,030.01	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50209163	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$26,899.41	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,726.97	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47584459	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,550.22	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$325.12	6.350%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
15225110	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$881.92	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$406.85	4.375%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21414735	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$5,438.10	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$758.92	4.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65367197	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,975.22	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.49	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	Other	xx	12.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
59856008	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,282.29	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$567.39	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
10463712	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,202.66	xx/xx/xxxx	Unavailable	No	FEMA Disaster	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$498.37	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
33446821	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,253.81	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.26	4.625%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	Unavailable	Primary	Yes	Yes	No
98945065	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,663.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$926.89	4.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
24946933	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$3,330.04	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$874.74	3.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
11569523	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,020.72	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.58	3.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
10094942	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,647.70	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,823.71	2.875%	120		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
17463185	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$16,125.65	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,624.39	3.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8343372	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$2,630.16	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$499.29	4.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
34758344	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$8,832.74	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,675.30	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
21641212	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$2,922.97	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$694.64	4.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
59524798	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,162.74	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$527.25	4.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes
46578044	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,277.54	xx/xx/xxxx	Not Applicable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$276.25	4.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40107988	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,208.70	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,773.06	4.500%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44484027	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$8,539.04	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.11	4.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
19408040	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,993.17	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$618.58	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
50537218	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,574.27	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$758.26	4.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
20914171	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,820.10	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.38	2.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
22792220	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,762.70	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$993.47	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36454566	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,170.20	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$708.15	4.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
47714955	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,974.28	xx/xx/xxxx	Unavailable	No	Court Order/Mediation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.61	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
38576523	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,425.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,007.61	4.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13097	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,503.78	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$718.97	4.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
99368717	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$7,543.90	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$823.82	4.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
11156957	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,282.00	$6,564.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,252.44	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
18513878	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,716.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.46	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
63112596	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,946.00	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,072.00	4.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9864559	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$6,317.51	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$951.91	4.875%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
57579654	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,870.39	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$765.14	4.750%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
76753511	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$602.10	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
68421267	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,672.51	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$884.59	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
32675195	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,282.40	xx/xx/xxxx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,476.26	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
36941327	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$1,366.76	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.70	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
30919183	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,062.50	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.53	5.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
5129715	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,585.74	xx/xx/xxxx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$905.03	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
46551232	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,107.01	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,895.75	4.250%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
75262247	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,057.05	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$666.65	4.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23447556	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,661.82	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,528.65	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
1289204	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,764.00	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$861.79	4.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
40038998	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,633.30	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$518.62	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
39864375	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,111.04	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$800.70	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
96294993	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,419.73	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.53	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
32788716	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,490.96	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$786.89	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
71626951	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$5,303.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,530.87	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
41575294	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,544.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$627.17	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7316837	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,746.86	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,247.96	5.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21862389	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,465.73	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$770.16	4.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
82762151	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,751.22	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$621.82	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
66167321	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$2,359.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,391.82	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36248982	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,115.78	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$454.24	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable
53870981	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,602.36	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.03	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
76993840	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,541.92	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,141.96	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable
67896129	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$1,813.99	$7,219.68	xx/xx/xxxx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$3,368.93	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
98243879	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,728.91	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,539.88	5.375%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
62708920	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,692.32	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.98	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
47151733	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$640.09	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$331.32	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27468833	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,591.84	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,334.95	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Yes
32781003	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$4,246.31	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$49,472.19	Not Applicable	xx	Not Applicable	$1,127.16	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50713491	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$5,701.37	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.14	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
55011169	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,634.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$544.26	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
12430471	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,595.28	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,329.87	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37612398	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,908.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,023.39	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
14550574	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,044.40	xx/xx/xxxx	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$708.95	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
80201975	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,485.32	xx/xx/xxxx	xx	Yes	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.21	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
35282620	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,306.80	xx/xx/xxxx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$881.04	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
87174974	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$771.20	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$693.36	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
70949214	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$7,021.54	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,500.13	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
73792103	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$12,823.95	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$3,243.00	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
9430959	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$11,729.99	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,269.13	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13302674	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,744.00	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,244.00	$1,858.89	6.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
76899615	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,287.20	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,307.21	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7238092	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,454.28	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.20	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
11312120	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$998.20	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
19078578	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$557.99	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$657.81	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
53513057	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,618.79	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
70902387	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,978.22	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 11	xx	$16,356.14	Not Applicable	xx	Not Applicable	$1,353.03	6.000%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	Yes
14928908	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,220.05	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,476.39	7.375%	348		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94860813	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,704.54	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,489.75	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No
49984186	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$540.42	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81828061	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,225.52	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$839.58	$1,155.64	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
75118487	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,706.92	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$996.15	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
49775002	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,770.00	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$905.24	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26819155	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,522.63	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$581.51	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
38100641	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$434.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,151.39	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50551338	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$899.14	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
22887201	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,895.19	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,052.30	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
9874039	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,864.60	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,011.23	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89957588	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,345.65	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.12	4.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No
25901108	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,874.50	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,827.75	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50626994	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,348.17	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$946.46	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No
91936307	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,335.93	5.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40784556	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,088.66	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,041.11	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
26131358	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$947.30	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$577.74	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
47066167	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,613.36	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$795.74	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91423511	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$865.36	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$298.36	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
14801855	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,713.28	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$969.38	5.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No
71663235	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,078.89	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,580.31	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
81134674	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,733.80	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$546.87	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
13232674	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$727.96	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
49921372	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second		$0.00	$1,957.16	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$581.76	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable
94656076	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,069.66	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$467.91	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
93622092	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$735.60	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
60922084	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,178.55	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$589.25	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
15660168	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,856.88	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,646.32	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
23789484	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,536.40	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,011.53	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	No
4952530	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,715.46	xx/xx/xxxx	Not Applicable	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$248.02	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74860441	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,387.50	xx/xx/xxxx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$778.52	5.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
10635472	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,358.12	xx/xx/xxxx	xx	Yes	Borrower Stalling/Litigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.88	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27935108	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,230.06	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,846.66	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
85072969	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$14,651.48	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,009.70	5.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
67384243	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,968.90	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,356.99	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
1888796	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,581.39	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,041.11	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96503509	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,556.91	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$387.06	7.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
82273999	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$0.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$811.92	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
90293656	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$519.75	8.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
27354257	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$53.28	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$391.24	7.250%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
23361619	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,923.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$988.02	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20661274	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,990.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$978.62	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
67476511	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$5,782.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.19	4.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
82340031	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,019.21	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.40	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
73105187	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$438.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$609.30	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7599827	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,988.11	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$661.27	7.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98362210	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$496.83	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$606.65	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
78478605	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,238.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$781.11	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91751730	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.72	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Unavailable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	Unavailable	Unavailable	Primary	Yes	Yes	No
33948483	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,510.34	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,311.43	6.500%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
43234658	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,388.40	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,732.56	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65049458	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,276.72	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$847.44	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
24833488	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$455.09	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
10803901	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,232.78	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$391.25	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
97802169	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,079.96	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$403.42	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40875093	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,446.83	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$987.80	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69594533	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,312.19	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$614.53	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37488481	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,405.59	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$496.73	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
3339970	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,251.88	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$950.36	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
88357671	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,540.90	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$698.23	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
7767735	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,995.50	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$628.03	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
84196206	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$604.37	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
32584885	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	$419.27	$685.91	6.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
94302909	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,983.47	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$712.16	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23890207	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,150.55	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,486.48	8.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
90015218	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,139.44	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$925.77	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No
50422951	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,666.88	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$925.06	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
43755745	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$4,030.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,085.62	7.750%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
79159744	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$812.06	xx/xx/xxxx	xx	Yes	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,613.21	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98072632	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	$0.00	No	xx	Not Applicable	$860.81	6.450%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40030483	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,922.05	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$942.44	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
73013027	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,777.58	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,596.29	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23514929	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$720.68	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$768.37	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
44876423	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$833.24	xx/xx/xxxx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$489.97	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
15408846	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$1,777.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$770.16	6.000%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65875782	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$3,394.33	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	$1,085.31	$1,321.79	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
97293173	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$492.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$509.62	7.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
7084646	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,083.29	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,228.73	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
78054216	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,492.68	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$139.34	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20890277	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$1,138.02	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$989.01	8.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
23073810	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,046.22	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$921.05	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
38306746	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,227.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,653.41	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
46253074	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,634.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$850.34	5.750%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
16788801	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$14,074.80	xx/xx/xxxx	xx	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,126.64	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable
181182	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,213.00	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$625.98	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
66040407	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,010.92	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$596.10	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
32656288	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,554.79	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,222.79	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
50179422	xx	xx	xx		xx	3	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$784.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$480.72	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51069291	xx	xx	xx		xx	3	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$820.99	xx/xx/xxxx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,326.26	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
28252793	xx	xx			xx	561-217	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,686.24	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No
18159233	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,489.93	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,087.50	$1,568.83	4.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
77822797	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$17,255.66	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,806.55	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
37924963	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$3,856.31	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,750.00	Unavailable	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	No	No
33013893	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,847.36	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,023.50	4.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
30989329	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,348.85	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,390.77	7.000%	354		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
89059294	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$24,801.90	xx/xx/xxxx	xx	Yes	FC Contested - Counterclaim filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,395.83	$3,221.51	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51518882	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,455.43	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$425.20	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
66808235	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$6,027.96	xx/xx/xxxx	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,435.01	5.375%	480		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
77948744	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,231.68	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,877.52	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
71571288	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,689.37	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.48	9.380%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No
95277716	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,339.06	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$850.33	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes
99800176	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,677.46	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$758.65	7.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
90224117	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$1,313.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$666.96	10.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
18582524	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,520.09	xx/xx/xxxx	Not Applicable	No	Court Order/Mediation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,526.56	7.240%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
95181437	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$7,144.62	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,283.35	9.999%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
70934686	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,173.00	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,372.23	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No
26860959	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,542.10	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.77	8.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
24175865	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,864.26	xx/xx/xxxx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,212.24	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
42230282	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$6,768.18	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.17	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
55932038	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$13,080.40	xx/xx/xxxx	xx	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,230.11	6.625%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91810588	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,958.10	xx/xx/xxxx	xx	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,214.78	6.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	No	Yes
98807028	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$2,204.55	$8,818.20	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,380.45	8.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
44256206	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,010.71	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$692.80	6.740%	242		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	Not Applicable	Not Applicable	Primary	Yes	Yes	No
10135500	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$874.50	9.050%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50297673	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$315.85	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$521.29	12.290%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40757415	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$2,417.00	xx/xx/xxxx	Unavailable	No	Court Order/Mediation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.15	7.230%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13134459	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$9,334.95	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,091.77	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
93475417	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,508.82	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$943.21	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79782914	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,501.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.59	11.290%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
51220073	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$18,963.19	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,935.98	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
75529548	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,143.36	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$799.67	8.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
66026423	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,840.86	10.700%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
75855448	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,213.24	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,574.72	11.300%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
7716524	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$747.44	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$998.45	8.999%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
91722958	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$844.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$907.56	11.450%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
43921079	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,645.59	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,200.00	$1,896.00	8.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
33048427	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$1,843.68	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$348.02	5.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
49176700	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,279.94	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,506.25	8.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
96202686	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,288.82	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$520.00	$520.00	5.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20294108	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,615.30	xx/xx/xxxx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,047.08	5.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes
51239034	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,419.42	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$944.23	6.100%	60		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable
11214989	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,929.60	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$760.60	7.650%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
19750999	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,695.94	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,957.35	5.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
36338843	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$1,578.57	$6,115.83	xx/xx/xxxx	Unavailable	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.84	5.625%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
85548194	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,380.97	xx/xx/xxxx	Unavailable	No	Dismissal	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,265.84	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
109295	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,964.27	xx/xx/xxxx	xx	Yes	FC Contested - Counterclaim filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$773.93	12.998%	360		xx	xx		Conventional	Step		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
79756677	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,760.72	xx/xx/xxxx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.65	11.140%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No
90324859	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,315.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,404.79	6.625%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No
39169254	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,939.33	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.87	5.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
50603546	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$1,720.02	$4,037.22	xx/xx/xxxx	Unavailable	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$841.08	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62517362	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,334.00	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$576.75	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36436210	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,594.44	xx/xx/xxxx	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$469.38	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
86346273	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,923.85	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$999.15	8.687%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64213963	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,271.61	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.35	5.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
31924938	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,869.87	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,087.45	7.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
7985721	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,081.14	xx/xx/xxxx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$597.81	11.800%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
52776067	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,318.80	xx/xx/xxxx	xx	Yes	Delay in Return of Requested Docs	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,340.00	$1,920.04	6.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
77813883	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,265.10	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$715.54	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
68971551	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$561.10	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$552.20	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No
41804704	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,991.02	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$657.23	9.250%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
31213492	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,690.27	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,059.03	9.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
4098049	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$90.78	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$488.48	11.800%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No
45812346	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,020.09	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,186.17	6.750%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
16528775	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,597.76	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$585.86	7.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
51215983	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$13,181.49	xx/xx/xxxx	xx	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,600.86	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
90544135	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$2,908.63	xx/xx/xxxx	Unavailable	No	Missing Documents	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$975.87	5.625%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable
55994464	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Unavailable	No	Dismissal	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$960.31	6.250%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
65096790	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$6,554.86	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	0.008%	180		xx	xx		HELOC	Revolving		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52692303	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,392.62	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$452.66	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
4055138	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$2,791.49	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,350.00	$3,029.03	7.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
1708008	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,390.55	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.15	5.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
16933325	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,060.11	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,466.72	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
32381094	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,743.61	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,245.05	8.344%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable
65169901	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,633.04	7.100%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No
34402404	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$0.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,459.33	5.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
88539357	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$6,704.13	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$793.47	3.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
89272955	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$132.84	$891.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,141.99	8.400%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
11015552	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$524.16	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.28	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
38989857	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,548.82	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 11	xx	$106,316.59	Not Applicable	xx	Not Applicable	$970.15	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No
27707590	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,699.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$702.88	9.485%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
31677309	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,365.73	$1,427.53	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,642.39	10.513%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20437142	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,220.00	$1,220.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,254.77	12.200%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
94225973	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$303.34	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$734.18	7.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
98085976	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,051.26	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$595.01	10.250%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
25199408	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$968.54	xx/xx/xxxx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,090.54	6.375%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	Unavailable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
36338635	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,270.27	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.76	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
4254124	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$98.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$703.78	7.695%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
72704911	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,601.61	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.04	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No
45220754	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$5,926.92	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,962.63	7.590%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
20830433	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,660.50	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$557.30	1.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
40092539	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,439.73	xx/xx/xxxx	xx		Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,131.41	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
75887007	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$656.58	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$765.35	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
37151990	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$782.36	xx/xx/xxxx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$726.12	10.820%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
98341053	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$196.42	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$640.12	8.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52356770	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,023.76	$11,371.69	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.70	9.100%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
67498290	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,551.10	$1,426.88	xx/xx/xxxx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,455.91	11.980%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
56475295	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,208.28	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$285.76	9.500%	144		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
13387376	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,579.85	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.90	11.610%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
80683182	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$5,479.54	$5,479.54	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,435.60	$3,691.40	6.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes
76026440	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,914.70	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$538.00	7.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
92538949	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$11,183.65	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,921.04	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
36719817	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$10,846.52	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,805.36	9.650%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
11741603	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$7,282.19	xx/xx/xxxx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,371.08	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Reduced	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
58017859	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$457.44	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$332.93	4.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No
77723547	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$150.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$432.87	9.410%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
33018156	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$326.19	$1,242.63	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$980.29	5.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No
28893307	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,298.81	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,486.76	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
11794742	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$5.40	$796.47	xx/xx/xxxx	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$878.15	10.500%	60		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
49853885	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,089.45	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.18	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
69076197	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,407.85	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,561.66	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
79737004	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$606.66	xx/xx/xxxx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.57	7.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
80950752	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$388.10	$529.75	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.19	10.249%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
74507859	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,408.12	$2,233.12	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,516.39	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
15462993	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$721.04	$875.38	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$852.36	10.950%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
62182893	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$589.47	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$753.14	9.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
50481947	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$995.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$599.35	9.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
91192451	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$2,459.39	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.08	10.675%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No
34562054	xx	xx			xx	Pool A	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,875.90	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.55	8.339%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
19721086	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,946.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$847.94	7.875%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	2500.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
52011772	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$8,229.08	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,049.67	$3,319.68	7.150%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
54309914	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$12,687.62	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,169.75	4.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
8056113	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$72.70	$2,331.84	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$316,332.00	Not Applicable	xx	Not Applicable	$2,445.25	3.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
71012795	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,261.69	xx/xx/xxxx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$930.32	4.125%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
18729788	xx	xx			xx	Pool A	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,534.57	$3,973.83	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,529.18	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
18202596	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,817.44	xx/xx/xxxx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,300.29	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96153775	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,525.56	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,222.20	7.910%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No
92082301	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$334.76	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,003.45	9.650%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
83048618	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$1,127.56	$566.96	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$752.23	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
87905014	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$781.65	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$832.41	10.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
55006969	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,195.14	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$497.63	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
3045527	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$4,034.66	$1,967.65	xx/xx/xxxx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.12	7.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
18076418	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$809.98	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$419.61	4.125%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
64006439	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$3,648.88	$7,297.76	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,059.65	7.740%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
5277389	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$996.71	xx/xx/xxxx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$706.21	8.220%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No
29082866	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,564.33	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$358.54	4.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
96847832	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,128.28	$1,683.35	xx/xx/xxxx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.79	6.500%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
57473464	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$2,149.90	$1,925.25	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.03	10.890%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
75872037	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,171.38	xx/xx/xxxx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$444.60	11.491%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
44554261	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$147.47	$5,378.60	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.54	1.950%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
34779377	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$149.28	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$690.00	1.000%	240		xx	xx		HELOC	Revolving		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No
21152136	xx	xx			xx	Pool B	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,451.29	xx/xx/xxxx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.17	10.990%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable
45605724	xx	xx			xx	Pool B	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$794.00	xx/xx/xxxx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,199.26	10.880%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No

Infinity Loan ID	Loan #1	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 1 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
69508383	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$355.69	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was recorded on xx
The chain of assignment had been completed as currently the assignment is with xx
Active Judgments and Liens;
xx) There is one civil judgment against the borrower xxin the amount ofxxrecordedxx which is in the favor of xx
xx) IRS lien found pending against the borrower xxin the amount of xx recordedxx which is in the favor ofxx
xx) IRS lien found pending against the borrower xxin the amount of xx recordedxx which is in the favor of xx
xx) IRS lien found pending against the borrower xxin the amount of xx  recordedxx which is in the favor of xx
Property Taxx Status;
xx) Combined annual taxxes for the year xxhad been paid in the amount ofxx,
No prior year delinquent taxxes had been found pendingxx	Review of payment history as of datedxx shows that the borrower is maxxirregular paymentsxx The loan payments are currently xx months delinqunetxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history is in the amount of xx The current interest rate isxx with P&I in the amount of xx
The borrower is currently maxxpayments according to the modification agreement made on effective date ofxx	Collections Comments:The collection comments available fromxx tillxx shows that the borrower is maxxirregular paymentsxx The loan payments are currently xx months delinqunetxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history is in the amount ofxx The current interest rate isxx with P&I in the amount of xx
The borrower is currently maxxpayments according to the modification agreement made on effective date of xx
The borrower agree to pay the UPB ofxx with interest rate of xx and P&I of xx with fixxed amortized type beginning from first payment datexx  and ends with the maturity date xx

The reason for default is curtailment of incomexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy underxx
Loan Modification agreement was made between borrower “xx” with lenderxx on effective datexx
The borrower agree to pay the UPB of xx with interest rate ofxx and P&I ofxx with fixed amortized type beginning from first payment datexx and ends with the maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Mortgage Insurance	Field: Current Bankruptcy Case Number Loan Value:xx Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx a xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value:xx   Variance: -xx   Variance %: -xx  Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxTape Value:xx   Variance:    Variance %:    Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Seasoned loan over xx yearsxx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplinaceEase risk indicator is moderate as the loan is failing for TILA finance charge testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAILxx
The finance charge is xxThe disclosed finance charge of xx is not considered accurate because it is understated by more thanxx
* LTV or CLTV exxceeds xx (Lvl xx)     "LTV/CLTV is xx which is greater thanxx
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is xx which is greater than xx hence, MI certificate is required; however, it is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan filexx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81263912	xx	Unavailable	Not Applicable	30.949%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$408.69	xx/xx/xxxx	Financial Hardship	According to property report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completedxx
There is a junior mortgage open against the subject property in favor of xx
There are judgments and liens these are as follows:
xx) There is hospital lien open against borrower in the favor of xxr in the total amount of xxwhich was recordedxx
xx)  There is IRS lien open against borrower in the favor of xx
xx) There is state taxx lien open against borrower in the favor ofxxin the total amount ofxxwhich was recorded on xx
xx) There is a civil judgment open against borrower in the favor of Fxxin the total amount ofxxwhich was recorded on xx
xx)  There is a civil judgment open against borrower in the favor oxxin the total amount ofxxwhich was recorded on xx
Annual combined taxxes for xx& xxhave been paid in the total amount ofxx	The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement whichxx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collectionxx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount ofxx The last payment was made by borrower as per the loan modification agreement which wasxx
According to PACER, xx had filed for bankruptcy under chapter-xx with the xx and the plan was confirmedxx Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx POC is not available on the PACERxx Chapter xx plan was filed on xx, which states that value of collateral was xx and creditor claim amount was xx and unsecured portion shows in the amount of xx The plan shows in D section unsecured claims has been pay approxximately xx  This plan was confirmed on xx Hence, we are unable to confirm how much the subject creditor receivedxx This seems that the claim of the subject creditor was eligible for crammed down in the amount ofxx This case was dismissed on xx
There is no foreclosure proceedins foundxx
According to collection comment, no damages or repairs have been foundxx
Latest BPO report is not available in the loan filexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, xx and xx had filed for bankruptcy under chapter-xx with thexx Schedule D in voluntary petition dated xxstates, the amount of claim without deducting value of collateral wasxxand value of collateral that support for this claim was xx Therefore, the unsecured portion remained as xx POC is not filed by the subject creditorxx According to the chapter xx plan datedxx, the claimant amount is xx and the value of collateral isxx The plan states that the claimant shall be paid to the exxtent of the collateral value and the unsecured portion of xx will be treated as General Unsecured Claim and the plan provides pro-rata payments of all general unsecured claims after the payment of all administrative, secured and priority claimsxx The general payout to general creditors is approxximately xx Therefore, we are not sure how much amount the subject creditor received from this general unsecured claimxx This case was dismissed on xxand it was terminatedxx	The loan modification agreement was made betweenxx and xx, xx with the new modified unpaid principal balancexx Lender had principal balance in the amount ofxxhas been forgiven permanentlyxx The interest bearing amount wasxx with step rate starting interest rate was xx and the modified P&I was xx beginningxx The step rate was in xx steps ending at rate xx and P&I will be xx applicable from xx to maturity datexx	Affiliated Business Disclosure Credit Report HUD-xx Closing Statement Initial Escrow Acct Disclosure Missing Required Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx, xx   Tape Value: xx, xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Modifcation is step MODxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value:xx  Tape Value: xx   Variance: xx  Variance %: xx   Comment: Loan origixxl maturity terms months is xx However, the tape data shows that xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value:xx   Variance:xx  Variance %: -xx   Comment: Mos current delinquent per payment history is xx However, the tape data shows that xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: S&C filling date is not applicablexx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "Final HUD-xx shows some of the fees are hand writtenxx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl xx) "This loan is NOT failing predatory lending lawsxx It only exxceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending lawsxx There is no assignee liability since they did not exxceed those thresholdsxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow acct disclosure is missing from the loan filexx"
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is xx hence required MI cert is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required business disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not dated by all borrowersxx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74414525	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originatedxxwith the lender xx which was recorded on xxThe chain of assignment has not been provided with the updated titlexxThere are no active liens and judgments against the borrower or subject propertyxxThe county annual taxxes for the amount of xxhave been paid in the amount ofxxNo prior year delinquent taxxes have been foundxx	According to the tape data of payment history as ofxx, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB is reflected in the amount of xx xx The loan has not been modified since originationxx The borrower has been maxxthe payments as per the ARM change notice dated xx	Collections Comments:According to the servicing comments, the loan is in active bankruptcy and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB is reflected in the amount of xx The loan has not been modified since originationxx The borrower has been maxxthe payments as per the ARM change notice datedxx located at xx
As per the review of loan files, the foreclosure was initiated in xx The file was referred to an attorney on xx  The first legal action was filedxx The foreclosure sale was scheduledxx with the bid amount of xx However, the foreclosure was put on hold as xx had filed bankruptcy under chapter xx with the case xx The plan was confirmedxx The debtor had filed second amended chapter xx plan on xx  which was confirmed on xx According to the plan, the debtor shall pay the sum of xx per month for xx months and then xx for xx months for the total ofxx in xx monthsxx The creditor xx, NA had filed POC on xx  with a secured claim amount of xx with a arrears of xx
As per the collection comment datedxx, the subject property was occupied by an original-owner with no damages or repairsxx
Foreclosure Comments:As per the review of loan files, the foreclosure was initiated in xx The file was referred to an attorney on xx The first legal action was filedxx The foreclosure sale was scheduled on xxwith the bid amount of xx However, the foreclosure was put on hold asxx  had filed bankruptcy under chapter xx with the casexx
Bankruptcy Comments:xx had filed bankruptcy under chapter xx with the casexx on xx The plan was confirmedxx The debtor had filed second amended chapter xx planxx which was confirmedxx According to the plan, the debtor shall pay the sum of xx per month for xx months and then xx for xx months for the total of xx in xx monthsxx The creditor xx, NA had filed POC on xx with a secured claim amount of xx with a arrears of xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---|xx |----| xx Comment: AMR indexx Margin Percentxx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %:xx   Comment: ARM life time FLoor Percent isxx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:xx   Tape Value:xx  Variance:    Variance %:    Comment: Current Bankruptcy case number is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Current bankruptcy proof of claim datxx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx  Variance %:    Comment: First rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx  Variance %:    Comment: Last Payment Received date isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx A Federal Saving Bank   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxmexxA Federal Saving Bank   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx  Comment:    Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx variance: xx Variance %xx   Comment: Maxx rate at first Adjustment xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: xx   Comment: Negative Amortization limit percent xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance:xx Variance %:    Comment: Nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx) Variance %: Comment: The first legal action was filedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following required state disclosures are missing from the loan filexx
xx Loan Agreement Notice
xx Commitment Requirement/Anti-Tying
xx TILA Disclosures in Spanish
xx Choice of Insurance Notice
xx Collateral Protection Insurance Disclosure
xx Non-Deposit Investment Product Disclosure
xx Insurance Solicitation/Post Commitment Requirement"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90439676	xx	Unavailable	Not Applicable	31.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originatedxxwith xxwhich was recorded on xx
The chain of assignment has been completedxxCurrently, the mortgage assignment is with xx
No active judgments or liens have been foundxx
Annual county taxxes for xxhave been paid in the amount of xx
Annual city taxxes for xxhave been paid in the amount of xx	The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the Notexx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcyxx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount ofxx The last payment was made by borrower as per the Notexx
According to the PACER,  xx  had filed for bankruptcy under chapter-xx with the casexx and the plan was confirmedxx Schedule D in voluntary petition dated xx  states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx POC was filed by xx in the secured claim amountxxand an arrearage in the amount of xx Chapter xx plan was filedxx, which states that arrearage was included in the plan for the amount xx and regular payment will pay directly to creditorxx  Plan was confirmedxx, which states that claim arrearage was included in the plan for the amount xx and mortgage ongoing payment pending for further determination "reserve" categoryxx
There is no foreclosure proceedings found as collection comments in latest xx monthsxx
As per Appraisal report xx endorsement is not available for xx Affidavit of affixxation is not found in the loan filexx Latest taxx report attached with updated title report datedxx shows different taxx assessment for land and improvementsxx Latest appraisal report xx Appraisal Report_xx ) datedxx shows property xx ; including a xx  in xx )xx
Mortgage legal description shows xx  also we have an appraiser’s xx  housing report that says the xx  is a xx  homexx However, the Pro title defect category also reflect sxx  defect as xx As per appraisal report xx
According to collection comment datedxx, the borrower had mentioned the hardship reason due to medical issue and home repairsxx No damage amount or estimated repairs have been foundxx Latest BPO report is not available in the loan filexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed for bankruptcy under chapter-xx with the casxx and the plan was confirmedxx Schedule D in voluntary petition datedxx states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim wasxx However, unsecured portion remained as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filedxx, which states that arrearage was included in the plan for the amount xx and regular payment will pay directly to creditorxx Plan was confirmedxx, which states that claim arrearage was included in the plan for the amount xx and mortgage ongoing payment is in pending for further determination "reserve" categoryxx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-xx Closing Statement Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Borrower Last xxme Loan Value: Key Tape Value:xx |---| |----| Comment: Borrower last xxme is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:xx  Tape Value: xx    Variance:    Variance %:    Comment: Bankruptcy case number is xx xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx  (Days)   Variance %:    Comment: Bankruptcy POC date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: Equi Vantage Inc   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is xx  however tape data shows xx, xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value:xx   Variance: xx  Variance %: -xx    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Loan is in bankruptcyxx Tape data shows post petition due datexx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "Final HUD-xx shows additional disbursement exxhibit given in section xx But the same additional disbursement exxhibit is missing from the HUD-xx documentxx"	* Application Missing (Lvl xx) "Final application is missing from the loan filexx However, data is captured from initial application located at xxNA
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase Risk Indicator is moderate due to
This loan failed the TILA foreclosure rescission finance charge testxx
This loan failed the brokerage/finder fee testxx Loan data is xx,xx comparison data is xx,xx and variance isxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the brokerage/finder fee testxx
The mortgage loan charges a brokerage/finder fee that exxceeds xx of the total loan amountxx Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder feexx Any brokerage/finder fee of more than xx of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensationxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA foreclosure rescission finance charge testxx Loan data is xx comparison data is xx and variance is -xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow acct disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan filexx
Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Property is xx  (Lvl xx)     "As per Appraisal report xx xx Mortgage legal description shows xx  xx with xx xx Both cover land and improvementxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48052172	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.680%	$300.25	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
The chain of assignment has not been provided in the Updated title reportxx
There are no active judgments and liens found against the borrower and the subject propertyxx
The first installment county taxxes of xxhave been paid in the amount of xx
The second installment county taxxes of xxhave been due in the amount of xx which will be due forxx
No prior years of delinquent taxxes have been foundxx
The review of Payment history as ofxx shows that the borrower is currently delinquent for xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied forxx The current P&I is xx and PITI is xx The UPB reflected in the payment is in the amount of xx	Collections Comments:The loan is currently in foreclosurexx The foreclosure was initiated and referred to an attorneyxx According to tape data, the complaint was filedxx Further details are not availablexx
The review of Payment history as ofxx shows that the borrower is currently delinquent for xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied forxx The current P&I is xx and PITI is xx The UPB reflected in the payment is in the amount of xx
According to comment datedxx, the reason for default is Curtailment of incomexx
The borrower intends to keep the propertyxx
The loan has been modified, this modification agreement was made between Borrower xx and Servicer xx, xx datedxx The reason for modification is a financial hardshipxx As per the modified terms, the new principal balance is xx Borrower promises to pay xx monthly with a modified interest rate xx beginning fromxx with a maturity datexx The interest bearing amount is xx There is no deferred balance and principal forgiven amountxx
The borrower had not filed bankruptcy since originationxx
According to comment datedxx, the property had damages as the roof of the property was build with xx The eyeball estimated amount is xx The comments regarding repair and insurance claim have not been foundxx
According to comment datedxx, the subject property is owner-occupiedxx

Foreclosure Comments:The foreclosure was initiated and referred to an attorneyxx According to tape data, the complaint was filedxx Further details are not availablexx
Bankruptcy Comments:Not Applicable	This modification agreement was made between Borrower xx & xx and Servicer xx, xx datedxx The reason for modification is a financial hardshipxx As per the modified terms, the new principal balance is xxNA Borrower promises to pay xx monthly with a modified interest rate xx beginning fromxx with a maturity datexxNA xx The interest bearing amount is xx There is no deferred balance and principal forgiven amountxx	xx-xx Family Rider Affiliated Business Disclosure Credit Application Credit Report	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:xx xx Savings Bank   Tape Value: xx, xx   Variance:    Variance %:    Comment: The origixxl note shows the lender xxme is xx , a Federal Savings   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The origixxl note shows the loan origixxl maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xxVariance %: xx  Comment: The origixxl note shows the stated origixxl rate is xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per Note, the postal cose isxx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "The Final HUD-xx was not signed by the borrowerxx"	* Application Missing (Lvl xx) "The final and Initial Application and all the supporting documents to check the occupancy of the property are missing from the loan filexx However, as per the application of junior mortgage located at xx NA
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing required xx-xx family rider (Lvl xx)     "As per the application of junior mortgage located at xx NA
* Missing Required Disclosures (Lvl xx)     "The List of service providers disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine the Operative indexx value since supportive documents are missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business from is missing from the loan filexx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71855418	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$286.75	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originated on xxThe chain of assignment has been completedxxSubject Mortgage is on first lien positionxxAs there is one junior mortgage showing on the subject property in the updated title report which is originated oxxand recorded on same date as well in the name of our borrower xxin the amount of xx with the xxcombined annual taxxes have been paid in the amount ofxxNo prior year delinquent taxxes have been found pendingxx	The payment history as ofxx shows that the borrower is delinquent for xx months with the nexxt payment due date ofxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The current UPB is in the amount of xx	Collections Comments:The payment history as ofxx shows that the borrower is delinquent for xx months with the nexxt payment due date ofxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The current UPB is in the amount of xx
The loan step modification agreement was madexx with a new principal balance of xx after the amount of principal forgiven for xx The modification xxst step rate of xx borrower promised to pay  monthly P&I payment in the amount of xx beginningxx for the period of xx months, then xxnd step rate of xx with a P&I in the amount of xx beginningxx for xx months, followed by the xxrd and final step rate of xx with a P&I in the amount of xx beginningxx for the remaining xx monthsxx
Servicing comments datedxx reflect the loan was reviewed for a Reduced Income Forbearance however it was denied due to borrowers ability to payxx  Both borrowers are on a fixxed income receiving SSI and Pensionxx  Additional comments state the loan has been affordable the entire time with fixxed income sourcesxx  In May borrower disclosed she could payxx  There are additional deposits in the bank account that are unaddressed so it appears there is more income in the homexx  There is equity in the home at xx LTVxx  The borrowers are waiting on a settlement to pay the balance in April xx  Additional options were denied due to the borrower has other options, hardship is ongoing, and the loan is affordablexx
There is no indication of any post origination Bankruptcy or Foreclosure proceedingsxx
The most recent Valuation completed on the property was datedxx and reflects the property is in average condition with an as is value of xx   No damages were notedxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan step modification agreement was madexx with a new principal balance of xx after the amount of principal forgiven for xx,xx The modification xxst step rate of xx borrower promised to pay monthly P&I payment in the amount of xx beginningxx for the period of xx months, then xxnd step rate of xx with a P&I in the amount of xx beginningxx for xx months, followed by the xxrd and final step rate of xx with a P&I in the amount of xx beginningxx for the remaining xx monthsxx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Disclxx HUD-xx Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme per the tape data is xx, xx however the Note at origixxtion shows xx  xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Loan Amortization Type per the Note at origixxtion was a Fixxed Rate however the loan was modified in March xx to a Step Ratexx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:xx      Comment: Loan Origixxl maturity Term Month is xx however the tape data shows it xx The loan was previously modified in March xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx   Comment: Mos Currently Delinquent per payment history xxowever the tape data shows it xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property Address xx however the tape data shows it xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&C Filling Date is Not Applicable however the tape data shows itxx The loan was modified in March xx which brought the loan currentxx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "HUD-xx document is missing from loan filexx Unable to test compliancexx"	* Application Missing (Lvl xx) "The Initial and Final Loan Applications are missing from the loan filexx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "Final TIL is missing from the filexx"
* Missing Appraisal (Lvl xx)     "Appraisal from origination is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from loan documentxx"
* Missing Required Disclosures (Lvl xx)     "Missing List of Service Providersxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer is missing from loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required Affiliated Business Disclosure is missing from the loan filexx"										Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30667784	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originatedxx
The chain of the assignment has been completedxxCurrently, the assignment is with xx
There is a junior mortgage open against the property in the favor of xxin the amount of xxwhich was recordedxx
There are xxcivil judgments active against borrowers in the favor of xxin the total amount ofxxwhich were recordedxx andxx
Annual combined taxxes for xxhave been paid in the amount ofxx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the ARM Notexx	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosurexx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the ARM Notexx
According to seller tape data, the foreclosure was initiated and complaint was filedxx No further details have been foundxx
According to the PACER, the xx (borrower) had filed for bankruptcy under chapter-xx with the casexx  The case was converted to chapter xx This case was dischargedxx and it was terminatedxx
According to collection comment datedxx, the property had roof damages and claim check was received in the amount of xx The date of loss wasxx due to hail/storm/lightningxx The comment datedxx states, there was a disaster damages to the propertyxx Comment datedxx states there are no damages present to the propertyxx According to BPO report datedxx, there are no damages noted to the propertyxx
Foreclosure Comments:According to seller tape data, the foreclosure was initiated and complaint was filedxx No further details have been foundxx
Bankruptcy Comments:According to the PACER, xx (borrower) had filed for bankruptcy under chapter-xx with the case xx The case was converted to chapter xx This case was dischargedxx and it was terminatedxx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: The ARM Indexx margin Percent isxx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variancexx Variance %:xx Comment: The ARM lifetime floor percent ism xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx  Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note, the lender xxme isxx xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The maxx rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %xx   Comment: As per note, the neg ARM limit is xx   Tape Source: Initial   Tape Type:
Field: Origixxl Stated Rate Loan Value: xx Tape Value: xx Variancexx Variance %:xx Comment: As per note, the origixxl stated rate is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase Risk Indicator is Moderate due to
This loan failed the prepayment penalty term testxx
This loan failed the late fees testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the prepayment penalty term testxx
This loan failed the late fees testxx Loan data is xx, comparison data is xx and variance is xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow acct Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following required state disclosures are missing from the loan filexx
xxAmortization Schedule Disclosure
xxCredit Property Insurance Disclosure
xxFee Agreement
xxPriority of Security Instrument Disclosure
xxAttorney Selection Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative Indexx value is unable to determine from the loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45122327	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$1,864.05	3.500%	$619.69	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originated on xxwhich was recorded on xx There are no assignments of record however xx was aquired by xxtherefore the chain of assignment has been completedxx
There are xxcivil judgments open against the borrower, first one in the amount ofxxwhich was recordedxx in favor xx whose description as the claim lien against xx  and second one is in the amount of xx which was recordedxx in favor of xx
The Annual Taxx Amount isxxThexxand xxCombined Annual Taxxes are all showing as paidxx	The payment history datedxx shows that the borrower is delinquent for xx months and nexxt payment due date isxx The last payment was receivedxx in the amount of xx which was applied for the due datexx The current UPB is in the amount of xx which includes the deferred amount of xx and the interest bearing balance of xx	Collections Comments:The loan is currently in Bankruptcy and per the payment history datedxx, the borrower is delinquent for xx months and nexxt due forxx The last payment was receivedxx in the amount of xx which was applied for the due datexx The current UPB is in the amount of xx which includes the deferred amount of xx and the interest bearing balance of xx
The loan has been modified twice since origination on xx  with the latest loan modification agreement made between the borrowerxx  and the lender xx, xx  The new principal balance reflects xx  of which xx   is the Interest Bearing Amount and xx is Deferred; the rate is fixxed at xx with a P&I payment in the amount of xx beginningxx until the maturity date of xx
Reason for default is exxcessive obligationsxx  Servicing comment datedxx reflects co-borrower xx at origination, legally divorced, and remarried to xx  who is currently residing in xx  Per the divorce decree, the property was to be quit claimed toxx  Per comment datedxx, the quit claim deed and the divorce decree is on file to exxcludexx and per comment datedxx, the divorce decree is imaged and shows the divorce between the xx original borrowers on the Note and thatxx  interest in the property is removedxx
Per the Updated Title Report datedxx, the Probate information section reflectsxx  is deceased with the date of death asxx  however this cannot be our original borrower as the subject loan was originatedxx  which is after the date of deathxx  Additionally, the quit claim deed datedxx is exxecuted byxx due to the divorce which is also after the date of deathxx  A death certificate was not located in the file and the servicing comments dating back to January xx also have no mention ofxx being deceasedxx

The prior foreclosure action was filedxx and was placed on hold when the borrower filed Bankruptcyxx  The foreclosure action was then dismissedxx after completion of the latest loan modification which brought the loan currentxx
Active Chapter xx Bankruptcy casexx  was filed byxx  and the plan was confirmedxx after the latest loan modification was approved through the courts and was completedxx
Property value isxx as ofxx
There is no evidence of any property damage per the servicing comments providedxx
Foreclosure Comments:The prior foreclosure action was filedxx and was placed on hold when the borrower filed Bankruptcyxx  The foreclosure action was then dismissedxx after completion of the latest loan modification which brought the loan currentxx
Bankruptcy Comments:Active Chapter xx Bankruptcy casexx was filed by xx and the plan was confirmedxx after the latest loan modification was approved through the courts and was completedxx	The loan has been modified twice since originationxx with the latest loan modification agreement made between the borrower xx and the lender xx, xx The new principal balance reflects xx of which xx is the Interest Bearing Amount and xx,xx is Deferred; the rate is fixxed at xx with a P&I payment in the amount of xx beginningxx until the maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report	Field: Borrower #xx Last xxme Loan Value: xx Tape Value:xx |---| |----| Comment: Per the Note at origixxtion, the borrower's last xxme was xx xx The borrower has since been divorced and remarriedxx Tape Source: Initial Tape Type:
Field: Borrower #xx Middle xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Per the Note at origixxtion, the borrower's middle xxme is xx    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx  (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is xx, xx however per the Note at origixxtion, the origixxl lender was xx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:xx    Comment: Loan Origixxl Maturity term of xx months per the Note at origixxtion however the loan has since been modifiedxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:xx    Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Stated Rate   Loan Value: xx   Tape Value: xx   Variance:xx    Variance %:xx   Comment: Origixxl stated rate per the Note is xx however the loan has since been modifiedxx   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Foreclosure is not currently activexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan documentsxx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required affiliated business disclosure document is missing from the loan filesxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99172235	xx	Unavailable	Not Applicable	43.433%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$525.38	3.500%	$418.85	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated on xxThe chain of assignment has been completed as the current assignment is with xxNo active judgments or liens have been found pendingxx First and second installments of xxcounty taxxes(xx ) are due in the total amount of xx & First and second installments of xxcounty taxxes(xx ) are due in the total amount of xx No prior year delinquent taxxes have been foundxx	Review of payment history shows that the borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx and it was applied for the due date ofxx The nexxt payment is duexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx	Collections Comments:The loan is in active foreclosurexx As per available document located at xx the foreclosure was referred to an attorneyxx The complaint was sent for filingxx No further comments have been found regarding foreclosure processxx The debtor xx had filed the bankruptcy under chapter xx with casexx Later, the bankruptcy was dischargedxx and terminatedxx The voluntary petition was filedxx As per "Chapter xx individual debtor's statement of intention", the borrower wants to retain the subject propertyxx The reason for default is exxcessive obligationsxx As per comment datedxx, the subject property is owner occupied with no visible damages or repairsxx
Foreclosure Comments:The loan is in active foreclosurexx As per available document located at xx the foreclosure was referred to an attorneyxx The complaint was sent for filingxx No further comments have been found regarding foreclosure processxx
Bankruptcy Comments:The debtoxx had filed the bankruptcy under chapter xx with casxx Later, the bankruptcy was dischargedxx and terminatedxx The voluntary petition was filedxx As per "Chapter xx individual debtor's statement of intention" , the borrower wants to retain the subject propertyxx	Loan Modification agreement was made between borrower xx,xx with xx, xx on effective date ofxx The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xxwith fixxed amortized type and it was beginning from first payment datexx and ends with the maturity date of xx,xxThe borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx,xx The UPB that has been amortized is xx as an interest bearing amountxx Prior to this, the loan was also modified inxx

Affiliated Business Disclosure Credit Report	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Loan is a balloon Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: last payment received per pay history isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender is xx  Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:xx Comment: term is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:xx   Comment: Loan is xx month delinquent   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl xx) "This loan is NOT failing predatory lending lawsxx It only exxceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending lawsxx There is no assignee liability since they did not exxceed those thresholdsxx""
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38890174	xx	Unavailable	Not Applicable	37.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originated on xxThe chain of assignment has been completedxxThere is a civil judgment in the amount of xx which was recordedxx in favor ofxx There are xxanother civil judgments against the subject property in the total amount of xxin favor of xxAnnual combined taxxes of xxhave been paid in the amount ofxxNo prior year delinquent taxxes have been foundxx	Review of payment history shows that the borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The nexxt payment is duexx The current UPB is in the amount of xx Borrower is not maxxpayments according to the original Notes termsxx	Collections Comments:The loan is in collectionsxx The debtors xx and xx had filed the bankruptcy under chapter xx plan withxx Later, the debtor & co-debtor were dischargedxx The bankruptcy was terminatedxx The voluntary petition was filedxx As per "statement of intention" document, the debtors want to keep the subject propertyxx The MFR was filedxx The borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The nexxt payment is duexx The current UPB is in the amount of xx Borrower is not maxxpayments according to the original Notes termsxx The loan has never modified since originationxx As per comment, the reason for default is unemploymentxx As per comment datedxx, the subject property is owner occupied with no visible damages or repairsxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtorsxx and xx had filed the bankruptcy under chapter xx plan with xx Later, the debtor & co-debtor were dischargedxx The bankruptcy was terminatedxx The voluntary petition was filedxx As per "statement of intention" document, the debtors want to keep the subject propertyxx The MFR was filedxx	Not Applicable	Affiliated Business Disclosure Credit Report	Field: ARM Indexx Type Loan Value: xx,xx - One Year Tape Value:xx,xx - One Year xx,xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value xx,xx    Tape Value: xx,xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change date isxx however tape data showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:xx,xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme isxx,xx , however tape data shows xx, xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx,xx    Variance %: xx,xx   Comment: Maxx rate at first adjustment is xx, however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Nexxt rate change date isxx, however tape data showsxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: As per the tape data provided S&C Filing date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing fro the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89726282	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$386.40	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated on xx which was recorded on xxThe chain of assignment is missing from the updated title report datedxx
There are two active civil judgment has been found against the borrower in the total amount of xx which was recorded on multiple dates in favor of  xx
Annual combined taxx for xxhas been paidxx in the amount of xx
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the modification termsxx	Collections Comments:The subject loan is in collectionxx Review of the collection comments states that the borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the modification termsxx
Loan modification agreement was made between the borrower xx " and lender ‘ xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beganxx The new principal balance is xx The interest bearing amount is xx and the maturity date is  xx Reason for Modification is Financial Hardshipxx
No information is available regarding foreclosure in the collection commentsxx
PACER did not reflect any bankruptcy filed by the borrowerxx
As per latest comment datedxx subject property is occupied by the unknown party and in average conditionxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrowers xx,xx and lender xx,xx xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beganxx The new principal balance is xx,xx The interest bearing amount is xx and the maturity date isxx Reason for Modification is Financial Hardshipxx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Disclxx HUD-xx Closing Statement Right of Rescission	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Updated with Note and additioxxl documents in loan file Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value:  xx,xx   Tape Value: xx   Variance:  xx,xx    Variance %:  xx,xx  Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx,xx Tape Value:  xx,xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: HUD Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "Final HUD-xx and an estimated HUD-xx/Fee itemization are not available in the loan filexx"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "As final TIL is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from loan filexx"
																									* Right of Rescission missing or unexxecuted (Lvl xx) "ROR is missing from loan filexx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5001559	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originated on xx
There is junior mortgage in the amount of xx in favor of  xx xxyear annual School taxx was paidxx in the amount ofxx
xxyear annual School taxx was paid in the amount ofxx
xxyear annual School taxx was paid in the amount ofxx

xxyear annual County taxx was paidxx in the amount of xx
xxyear annual County taxx was paidxx in the amount of xx
xxyear annual County taxx was paidxx in the amount of xx

xxyear annual city taxx was paidxx in the amount ofxx
xxyear annual city taxx was paid in the amount ofxx
xxyear annual city taxx was paid in the amount ofxx
xxannual combined taxxes have been paid off in the amount of xx

Review of payment history as of datedxx shows that the borrower is not maxxregular paymentsxx The loan payments are currently xx months delinquentxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to original note termsxx	Collections Comments:Collection comments available fromxx tillxx shows that the borrower is not maxxregular paymentsxx The loan payments are currently xx months delinquentxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to original note termsxx
Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on  xx Collection comment dated  shows that the foreclosure sale was scheduled for  xx  however, the foreclosure process was put on hold due borrower filing bankruptcyxx
The borrower Rodrigo Espinosa had filed bankruptcy under chapter xx with  xx  on  xx The plan was later confirmedxx
The loan is currently in active bankruptcyxx
Collection comment datedxx shows that the subject property is owner occupant with no visible damages or repairsxx
Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorneyxx Collection comment datedxx shows that the foreclosure sale was scheduled for  xx  however, the foreclosure process was put on hold due borrower filing bankruptcyxx
Bankruptcy Comments:The borrower  xx  had filed bankruptcy under chapter xx with cas  xx The plan was later confirmedxx
The POC was filed by lender on   xx  in the POC amount of   xx with arrearage in the amount of xx
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Dicsloures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx,xx|----| xx,xx Comment: ARM indexx margin percent is xx; However ,tape shows xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance:  xx,xx  Variance %  xx,xx   Comment: Arm lifetime floor percent is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx,xx  Tape Value  xx,xx Variance:    Variance %:    Comment: Current bankruptcy case number is   xx,xx However, tape shows  xx,xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance:   xx,xx (Days)   Variance %:    Comment: Current bankruptcy POC date isxx; However, tape showsxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change date isxx; However, tape showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date isxx; However, tape showsxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:   xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is   xx,xx However, tape shows xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:   xx,xx   Variance %:  xx,xxComment:    Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance:  xx,xx   Variance %:  xx,xx Comment: Maxx rate at first adjustment is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx Comment: Mos currently delinquent per payment history is xx;However, tape shows xx;   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -  xx,xx    Variance %:  xx,xx    Comment: Negative amortization limit percent is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Nexxt rate change date isxx; However, tape showsxx   Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value:   xx,xx    Tape Value:   xx,xx    Variance:   xx,xx    Variance %:  xx,xx    Comment: Origixxl appraisal value is   xx,xx  However, tape shows  xx,xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx  Tape Value:   xx,xx    Variance:    Variance %:    Comment: property address street is   xx,xx ; However, tape shows   xx,xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is not signed by the borrowerxx"	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl xx)     "ComplinaceEase risk indicator is elevated as the loan is failing for prepayment penalty termxx
The loan charges a prepayment penalty with a term exxceeding xx yearsxx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "unable to calculate operative indexx value from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan filexx"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28531643	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated o xxwith the lender xx which was recorded on xx with instrument xxThe chain of assignment has not been provided with the updated titlexxThe subject mortgage is with the original lenderxxThere is an active junior mortgage against the subject property which was originated on xx in the favor of xx for the amount of xx which is recorded on xx with instrument xx There is active junior IRS lien against the borrower xx in the favor o xx for the amount ofxxwhich was recorded on xx There is active junior IRS lien against the borrower xx which was recorded on xxhowever, the SSN# is inconsistence with the borrower SSN#xxThere is an active junior credit card judgment against the borrower xxThe combined first and second installment taxxes have been paid in the total amount ofxxNo prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the amount of xx The loan has not been modified since originationxx The borrower has been maxxthe payments as per the ARM change notice locate at xx	Collections Comments:According to the servicing comments, the loan is in active foreclosure and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the amount of xx The loan has not been modified since originationxx The borrower has been maxxthe payments as per the ARM change notice locate at xx No post-closing bankruptcy activity has been foundxx As per the review of loan files, the foreclosure was initiated in xx The file was referred to an attorney and the first legal action was filedxx The notice of lis pendens was filed by xx No further details have been foundxx As per the collection comment datedxx, the subject property was owner-occupied with no damages or repairsxx
Foreclosure Comments:As per the review of loan files, the foreclosure was initiated in xx The file was referred to an attorney and the first legal action was filedxx The notice of lis pendens was filed by xx No further details have been foundxx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx,xx |---| xx,xx |----| xx,xx Comment: The Note reflects the ARM Indexx Margin Percent as xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance:   xx,xx  Variance %:  xx,xx    Comment: The Note reflects the ARM Lifetime Floor Percent as xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: AS per ARM note first rate chxxge date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: As per lender xxme is  xx,xx  Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value:  xx,xx   Tape Value: xx   Variance:   xx,xx    Variance %:  xx,xx    Comment: The Origixxl Note reflects the Loan Maturity Term in Months as xx The last Modification added xx months to the term and the new Term in Months is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:   xx,xx    Comment: AS per payment history months currently delinquent are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance:  xx,xx    Variance %:  xx,xx    Comment: As per note negative amortization limit percent is  xx,xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: AS per note Nect rate change rate isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Stated Rate   Loan Value: xx   Tape Value: xx   Variance:  xx,xx  Variance %:   xx,xx    Comment: The Note reflects the Origixxl Stated Rate as xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The file was referred to an attorneyxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The first legal action was filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: AS per note stated maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: xx,xx Comment: AS per stated remaining term are xx monthsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers are missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located a  xx The following disclosures are missing from the loan filexx
xx Anti-Coercion Notice
xx Title Insurance Disclosure
xx Radon Gas Disclosure
xx Insurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine an operative indexx value as the supportive documents are missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78891887	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originated on xxwith the lender xx The chain of assignment has been completed as no assignment was done by xx
There is a water/sewer lien  in the amount of xxwhich was recordedxx in favor of   xx
There is a medical lien in the amount of xx which was recorded on  xx
There are xxcivil judgments , first recordedxx in the amount of xx in the favor of  xx
The combined first installment taxxes of xxhave been paid in the amount of xx The second installment taxxes of xxis due in the amount ofxxNo delinquent taxxes have been found for the prior yearxx
The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx toxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx As per the tape data the corporate advance is in the amount of xx, no corporate advances amount found in the payment historyxx	Collections Comments:According to the collection comments, the loan is currently in bankruptcy and plan had been confirmedxx Foreclosure complaint had been filedxx and judgment has been enteredxx, Currently FC is on hold as borrower filed chapter xx bankruptcy on xx the foreclosure has been contested on xxNo further information regarding the contested matter has been found in the loan filesxx Borrower had filed bankruptcy under Chapter xx with the Case xx on xx and the plan was confirmed on xx The POC was filed by xx on xx in the secured claim amount of xx and an arrearage in the amount o xx As per the plan borrower shall pay to trustee xx for the arrears amount of xx
The Payment History dated as ofxx reveals that the borrower has been the delinquent from xx to xx  ( xx months) xx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx

Foreclosure Comments:Foreclosure complaint had been filed on   xx  and judgment has been entered on  xx , Currently FC is on hold as borrower filed chapter xx bankruptcyxx
Bankruptcy Comments:
Borrower had filed bankruptcy under Chapter xx with the Case  xx on  xx  and the plan was confirmed o  xx The POC was filed by J  xx on   xx, in the secured claim amount of   xx  and an arrearage in the amount of   xx As per the plan borrower shall pay to trustee xx for the arrears amount of  xx
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: TH BK Case Number is xx,xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The Post petition date isxx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: POC filed date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated as per the notexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx,xx    Variance %: xx,xx  Comment: The borrower is  xx,xx delinquent , however as per the tape data there is corporate advance amount o xx,xx  and Bk plan was confirmed on xx,xx    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value xx,xx   Tape Value:  xx,xx   Variance xx,xx  Variance %:  xx,xx    Comment: Appraisal report is missing in the loan filesxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No referral foundxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the Updated title document the complaint is filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The stated maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance % xx,xx Comment: The stated remaining term is xx monthsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application along with initial application is missing in the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the  xx
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibitedxx A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination feexx"
* Missing Appraisal (Lvl xx)     "Origination appraisal along with transmittal document is missing in the loan filesxx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing in the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following state regulations are missing in the loan files,Delivery Fee Authorization xx xxDisclosure,Unacceptability of Insurance Notice,Attorney Disclosure II,Unacceptability of Insurance Notice,Attorney Disclosure II,Taxx Bill Information,Private Well Testing,Commitment Disclosures,Choice of Insurer Disclosure,Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The affiliated business form is missing in the loan filexx"
																									* Right of Rescission missing or unexxecuted (Lvl xx) "ROR is not Signed and hand dated by the borrowerxx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37797087	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
No active judgments or liens have been foundxx
There are xxannual taxxes delinquent for year xxin total amount of xx as mentioned below:
xx Annual Town taxxes delinquent for year xxin amount of xx
xx Annual School taxxes delinquent for year xxin amount of xx
xx Annual School taxxes delinquent for year xxin amount of xx
xx Annual Other taxxes delinquent for year xxin amount of xx
Review of the payment history states that the borrower has been delinquent for more than xx monthsxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the amount of xx	Collections Comments:The loan is delinquent for more than xx monthsxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the amount of xx
No bankruptcy activity and foreclosure have been foundxx
The updated title report states that there are no active judgments or liens have been foundxx The taxxes for the year xx are delinquentxx The reason for default is death of the family memberxx
The occupancy is occupied by owner and no damages were found

Update:
As per the collection comment datedxx, the borrower was on RPPxx
As per the collection comment datedxx, the xx, xx, and xx years delinquent taxxes have been paidxx
As per the collection comment datedxx, the incorrect address appeared on the AMS systemxx The property address on the note and mortgage is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: First Payment Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: As per the note first payment date isxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the payment history the last payment received date isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the note lender is listed as xx,xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance:  xx,xx  Variance %: xx,xx    Comment: no payment history found   Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value:  xx,xx    Tape Value xx,xx   Variance: xx,xx Variance %:  xx,xx  Comment: Appraisal report is missing from the loan filexx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx  Tape Value: xx,xx    Variance:    Variance %:    Comment: Property address street as per the note address is  xx,xx    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: There is no comment indicating S&C filling datexx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the orgixxl security deed maturity dated is listed as  xx,xx Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: - xx,xx Variance %: xx,xx Comment: As per the note the stated remaining term is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing in the loan file"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the interest rate testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the interest rate testxx
Interest Rate Test:  Loan Data: xx  Comparison Data xx  Variance xx
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is locatedxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing in the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing from the loan file"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of service transfer is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The affiliated business disclosure is missing from the loan filexx"
* Right of Rescission missing or unexxecuted (Lvl xx)     "ROR is not signed by the borrowerxx"
																									* TIL not hand dated (Lvl xx) "TIL is not hand dated by borrowerxx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40082391	xx	Unavailable	Not Applicable	38.389%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$23,809.93	2.000%	$191.52	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx The chain of assignment has not been provided with the Updated title reportxxThere are no active liens and judgmentsxxAnnual combined taxxes of xxhave been paid in the amount of xx No prior years of delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower is currently delinquent for xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied toxx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per Modification agreementxx	Collections Comments:The loan is currently in foreclosure and nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied toxx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per Modification agreementxx According to comment datedxx, the reason for default is Unemploymentxx The loan has been modified, this Step modification agreement was signed between the borrower xx and the lender xx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity isxx The forgiven principal balance is xx The deferred balance is xx The interest bearing amount is xx The borrower had not filed bankruptcy since originationxx The foreclosure was initiated and referred to an attorneyxx The complaint was filedxx with the case xx Further details are not availablexx According to comment datedxx, the subject property is owner-occupiedxx No comments are indicating any damages and repairs pertaining to the subject propertyxx
Foreclosure Comments:The foreclosure was initiated and referred to an attorneyxx The complaint was filedxx with the case xx

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx The complaint was filed on xx  with the cas xx

Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx,xx and the lender xx,xx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity is xx,xx The forgiven principal balance is xx,xx The deferred balance is xx,xx The interest bearing amount is xx,xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Borrower First xxme Loan Value: xx,xx Tape Value xx,xx |---| |----| Comment: The borrower first xxme is xx,xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note the Lender xxme is  xx,xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per modification the loan is xx steps of paymentsxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx,xx   Variance %:  xx,xx  Comment: As per note the Loan Origixxl Maturity Term Months is xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Uxxvailable   Tape Value:  xx,xx   Variance:    Variance %:    Comment: The MIN number is not availablexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx,xx Variance %: xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The tape data shows prior S&C filing datexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl xx) "This is an FHA loanxx However, the MI certificate is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx xx The following required state disclosures are missing from the loan filexx
xxAgent Preference Disclosure
xxCasualty Insurance Disclosure
xxManufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "The Final TIL was not hand dated by the borrowerxx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23310952	xx	Unavailable	Not Applicable	29.129%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.625%	$292.90	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated xx
The chain of the assignment has been completedxxCurrently, the mortgage is with xxwhich was recorded on  xx
No active judgments or liens have been foundxx
The combined annual taxxes of xxhave been paid in the amount of xx
No delinquent taxxes have been found for the prior yearsxx	The review of the payment history reveals that the borrower has been delinquent for xxmonths and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx and it was applied for the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance reflected is in the amount of xx The borrower has been maxxthe payments as per the modification agreementxx	Collections Comments:The review of the collection comment shows that the loan is in the foreclosure and the nexxt due date for the payment isxx According to the servicing comments, the foreclosure was initiated and the file was referred to an attorneyxx The loan modification agreement was made between xx Leach and xx However, the foreclosure was placed on holdxx The foreclosure was initiated again and the complaint was filedxx by xx, xx No further details regarding the foreclosure have been foundxx The review of the payment history reveals that the borrower has been delinquent for xxmonths and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx and it was applied for the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance reflected is in the amount of xx The borrower has been maxxthe payments as per the modification agreementxx The loan has been modified once since originationxx The comment datedxx states that the reason for default was an exxcessive obligationxx No damage and repairs have been foundxx No information pertaining to bankruptcy has been foundxx
Foreclosure Comments:According the servicing comments, the foreclosure was initiated and the file was referred to an attorneyxx The loan modification agreement was made between  xx and xx However, the foreclosure was placed on holdxx The foreclosure was initiated again and the complaint was filedxx by xx, xx No further details regarding the foreclosure have been foundxx
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx,xx and xx, NAxx The modified new principal balance is $ xx,xx with an interest rate of xx The borrower promised to pay monthly P&I in the amount of xx beginningxx till the maturity date ofxx There is no provision for the balloon payment and it does not have modification stepsxx The loan has been modified once since originationxx	Credit Report Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme i xx,xx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx,xx    Variance %:  xx,xx    Comment: The loan origixxl maturity terms months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance:  xx,xx   Variance % xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx,xx  Tape Value: xx,xx  Variance:v Variance % xx,xx   Comment: The origixxl appraised value is  xx,xxTape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The foreclosure was referred to an attorneyxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The S&C filing date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA finance charge testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge testxx
The finance charge is  xx The disclosed finance charge o xx  is not considered accurate because it is understated by more than xx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of Service Provider's disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the  xx  The following state disclosures are missing from the loan filexx
xxAgent Preference Disclosurexx
xxCasualty Insurance Disclosurexx
xxManufactured Home Loan  Disclosuresxx"
																									* Notice of Servicing Transfer missing or unexxecuted (Lvl xx) "The Servicing Transfer disclosure is missing from the loan filexx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68021104	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx

The assignment is completed as the subject mortgage is still with the lender,  xx
No active judgments/liens have been found in the updated title report against the borrower/subject propertyxx

The annual combined taxxes of xxare currently delinquent in the amount ofxxand which were good throughxx

The annual Village taxxes of xxare currently delinquent in the amount ofxxand which were earlier duexx
Review of the updated payment history as ofxx shows that the loan is in delinquency for xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the original Note termsxx	Collections Comments:The loan is currently in active foreclosurexx The loan is in delinquency for +xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the original Note termsxx
The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and no more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
The joint debtor xx had filed Bankruptcy under chapter-xx with the  xx  Debtor had intent to retain the property and wanted reaffirm the debtxx
The comment datedxx states that the reason for default of the loan is borrower's exxcessive obligationxx
The Schedule-D in xx  shows that the unsecured amount is  xxout of secured claim in the amount of  xx  and the value of collateral is xx
The reaffirmation agreement was madexx and according to it debtor agrees to pay the subject creditor the sum of xx  with the interest at the rate of xx per annum computed fromxx with the monthly P&I of xx The joint debtors were dischargedxx and the case was terminated on xx
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and no more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
Bankruptcy Comments:The joint debtor  xx had filed Bankruptcy under chapter-xx with the xx Debtor had intent to retain the property and wanted reaffirm the debtxx
The Schedule-D in Voluntary petition shows that the unsecured amount is  xx  out of secured claim in the amount of xx  and the value of collateral is  xx
The reaffirmation agreement was madexx and according to it debtor agrees to pay the subject creditor the sum of xx with the interest at the rate of xx per annum computed fromxx with the monthly P&I of xx The joint debtors were dischargedxx and the case was terminated on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Borrower #xx First xxme Loan Value: Not Applicable Tape Value: xx,xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #xx Last xxme   Loan Value: Not Applicable   Tape Value:  xx,xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle xxme   Loan Value: Not Applicable   Tape Value:  xx,xx  Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last regular payment was receivedxx but tape showsxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx Tape Value:  xx,xx   Variance:    Variance %:    Comment: No discrepancyxx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Uxxvailable   Tape Value:  xx,xx Variance:    Variance %:    Comment: No MERS# provided in subject mortgage but tape shows the MERS#xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance:  xx,xx   Variance %: - xx,xx   Comment: Most currently delinquent per updated payment history is xx months but tape shows xx monthsxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value:  xx,xxTape Value: xx   Variance xx,xx   Variance %:  xx,xx  Comment: OPB per Note as  xx,xx but tape shows  xx,xxTape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The FC referral date is mentioned asxx but tape showsxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: FC S&C filing date is not mentioned anywhere in the loan file but tape shows S&C was filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The origixxl loan maturity date isxx but tape showsxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: -xx Tape Value: xx Variance: xx,xx Variance %: xx,xx Comment: The remaining terms of the loan are -xx months but tape shows xx monthsxx Tape Source: Initial Tape Type:	xx: Curable	* Missing credit report (Lvl xx) "Credit was not provided for review or audit"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report at origination is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of Servicing Transfer disclosure is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89402276	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Review of updated title report datedxx shows that the subject mortgage was originatedxx with the lender xx

 Review of updated title report datedxx states that chain of assignment is incomplete, as there are no assignmentsxxThe current assignee should be  xxNo active judgments and liens have been foundxx
The county annual taxxes have been paid off in amount of xx
No prior delinquent taxxes have been foundxx
Review of updated payment history datedxx shows that the loan is performing and borrower is maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The payment history reflects current unpaid principal balance is in the amount of xx The Borrower is maxxthe payment as per the ARM note terms that would be xx and modified P&I xx	Collections Comments:The comment datedxx shows that the subject property is occupied by ownerxx No visible damage/repairs have been foundxx
Review of updated payment history datedxx shows that the loan is performing and borrower is maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The payment history reflects current unpaid principal balance is in the amount of xx  The Borrower is maxxthe payment as per the ARM note terms that would be xx and modified P&I xx

  Borrower xx filed Bankruptcy under the chapter xx case xx datexx Schedule D of voluntary petition datedxx shows that the amount of secured claim without deducting the value of collateral  xx  and the value of collateral that supports this claim is  xx  therefore; the unsecured portion is xx  The creditor has filed the POCxx with secured claim amount of xx , unsecured amount is xx and arrearage is xx Chapter xx plan was enteredxx shows that the debtor shall pay the payment for xx months in amount of xx per monthsxx Further information is not available about the BK casexx

Review of collection comment states that the foreclosure was initiated in xx The FC file was referred to attorneyxx and complaint was filedxx The comment datedxx shows that the FC acknowledgment needed user has closed the filexx However, the FC file was put on hold for bankruptcy case was filed under chapter xx which was enteredxx No further information is availablexx

Foreclosure Comments:Review of collection comment states that the foreclosure was initiated in xx The FC file was referred to attorneyxx and complaint was filedxx The comment datedxx shows that the FC acknowledgment needed user has closed the filexx However, the FC file was put on hold for bankruptcy case was filed under chapter xx which was enteredxx No further information is availablexx
Bankruptcy Comments:Borrower xx filed Bankruptcy under the chapter xx case xx Schedule D of voluntary petition datedxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor has filed the POCxx with secured claim amount xx unsecured amount is xx and arrearage is xx Chapter xx plan was enteredxx shows that the debtor shall pay the payment for xx months in amount of xx per monthsxx Further information is not available about the BK casexx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM Indexx Margin Percent xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx,xx   Tape Value: xx,xx  Variance:    Variance %:    Comment: Current bankruptcy case number  xx,xx  Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Current Bankruptcy proof of claim (POC) date isxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First Rate change datexx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme  xx,xx  Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance:  xx,xx Variance %:  xx,xx   Comment: Maxx rate at first adjustment xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx   Comment: Mos Currently delinquent per payment historyxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx,xx   Tape Value:  xx,xx  Variance:    Variance %:    Comment: Property address street xx,xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C Filling date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report at the time of loan origination is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of Service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx  The following required state disclosures are missing from the loan filexx
 xx Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14997842	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Updated title report datedxx the subject mortgage was originated on xx
Association in the amount of  xx which was recordedxx
The chain of assignments has not been provided in the Updated title reportxx
There is one junior Mortgage against the property originatedxx with the lender xx
There are three Municipal liens against the property first two in the favor of  xxwhich was recordedxxandxxrespectivelyxxThe third lien in the favor of xxin the amount of xx which was recordedxx
There are four IRS and three state taxx liens against the borrower xx
According to Updated title report datedxx, there is one USA lien against the borrower  xx
There is one junior Mortgage against the property originated on xx
Annual county taxxes of xxhave been due in the amount of xx which was due forxx
All prior years of taxxes have been paidxx
The review of Payment history as ofxx the borrower is currently delinquent for xx months and nexxt due date isxx Unable to determine the last payment was received datexx The last payment was received in the amount of xx with an interest rate of xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per Note termsxx	Collections Comments:The loan is currently in the litigation and nexxt due date isxx Unable to determine the last payment received datexx The last payment was received in the amount of xx with an interest rate of xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per Note termsxx
According to comment datedxx, the reason for default is a loss of incomexx
The loan has not been modified since originationxx
The borrower  xx  had filed bankruptcy under Chapter xx with the case xx The POC was filedxx with the secured claim amount of xx and the arrearage amount is  xx According to Notice of Mortgage payment change datedxx, the new total payment is xx According to the Amended Chapter xx plan dated  xx  the debtor shall pay the trustee xx monthly for xx months, xx monthly for xx months and xx monthly for xx months total for the amount of xx for xx monthsxx  The objection to Confirmation to plan was filedxx The debtor and joint debtor were dismissedxx The case was terminated on xx
According to the Complaint xx the proof of claim xx  filed for a subject mortgage was inauthenticatedxx The plaintiff denies receipt of any loan proceeds from the paperwork in Claim xx
The foreclosure was initiated and referred to an attorneyxx According to Notice of Sheriff Sale located a xx However, the borrower Anthony L Schiavone and Kathleen L Schiavone had filed bankruptcy under Chapter xx with the case xx and foreclosure was put on holdxx
Again, the foreclosure was initiated and referred to an attorneyxx The complaint was filedxx Further details are not availablexx
According to comment datedxx, the subject property is owner-occupiedxx
No comments were indicating damages and repairs pertaining to the subject propertyxx

Foreclosure Comments:The foreclosure was initiated and referred to an attorneyxx According to Notice of Sheriff Sale located at xx However, the borrower Anthony L Schiavone and Kathleen L Schiavone had filed bankruptcy under Chapter xx with the case xx  and foreclosure put on holdxx
Again, the foreclosure was initiated and referred to an attorneyxx The complaint was filedxx Further details are not availablexx

Bankruptcy Comments:The borrowe xx  with the case xx The POC was filedxx with the secured claim amount of xx and the arrearage isxx According to Notice of Mortgage payment change datedxx, the new total payment is xx According to the Amended Chapter xx plan datedxx, the debtor shall pay the trustee xx monthly for xx months, xx monthly for xx months and xx monthly for xx months total for the amount of  xx for xx monthsxx  The objection to Confirmation to plan was filedxx The debtor and joint debtor were dismissedxx The case was terminated on xx
According to the Complaint xx, the proof of claim xx   filed for a subject mortgage was inauthenticatedxx The plaintiff denies receipt of any loan proceeds from the paperwork in Claim xx
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx,xx Tape Value xx,xx---| |----| Comment: The bankruptcy cas xx,xx Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value: xx, xx   Variance:    Variance %:    Comment: As per Note, the lender xxme is  xx,xxTape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance:  xx,xxVariance %: - xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value:  xx,xx   Tape Value: xx   Variance: xx   Variance % xx,xx  Comment: As per Note, the origixxl balance is xx,xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:v   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Note, the maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: xx,xx Comment: The stated remaining terms are xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan filexx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR was not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2331486	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$1,141.64	3.640%	$425.16	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx, shows that the subject mortgage was originated on xx
The chain of assignment has been completedxx
There are two civil judgments against borrower in favor of xx
There are xxchild support liens against the name of borrower in favor of  xx
First and second installment county taxxes of xxhave been paid in the amount of xx
Second installment county taxxes of xxare due in the amount ofxxfor the due date ofxx
No prior year delinquent taxxes have been foundxx
Review of updated payment history shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower has been maxxthe payments as per the modification agreement madexx

Collections Comments:The loan is active in foreclosurexx According to the servicing comments the foreclosure was initiated in the loan and referred to attorneyxx The complaint was filedxx No further details have been found regarding the foreclosurexx
The loan is in delinquency for xx months and borrower is not maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The latest payment history reflects the UPB in the amount of  xxThe borrower has been maxxthe payments as per the modification agreement made on xx
The Loan Modification agreement was made on an effective date of xxbetween  xx and  xx
The borrower had given promise to pay the UPB of xx According to the mod the borrower has promised to pay the interest rate of xx with P&I xx with Fixxed amortized type and the first payment had begun from  xxand ends with the maturity date of xxThe borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity datexx The UPB that has been amortized is xx as an interest bearing amountxx

The reason for default is illness of spouse as his wife was out of work for medical reasonsxx The subject property is owner occupiedxx Borrower intends is to keep the propertyxx

Update: As per the servicing comment datedxx, the subject property is owner occupiedxx
As per the servicing comment datedxx, family member of borrower is  xx

Foreclosure Comments:According to the servicing comments the foreclosure was initiated in the loan and referred to attorneyxx The complaint was filedxx No further details have been found regarding the foreclosurexx
Bankruptcy Comments:Not Applicable	Since origination the loan was modified only oncexx
The Loan Modification agreement was made on an effective date of xx,xx
The borrower had given promise to pay the UPB of xx According to the mod the borrower has promised to pay the interest rate of xx with P&I xx with Fixxed amortized type and the first payment had begun fromxx and ends with the maturity date ofxx The borrower had also given the promise to pay the deferred balance in the amount of xx,xx on the maturity datexx The UPB that has been amortized is xx as an interest bearing amountxx
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: As per payment history last payment receivedxx Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note lender xxme i xx,xx  Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value:  xx,xx Variance: xx,xx  Variance %:  xx,xx  Comment: As per note loan maturity terms are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx  Comment: As per payment history Borrower is delinquent for xx monthsxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per available document the complaint was filedxx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is not exxecuted by the borrowerxx"	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of servicing providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx
Impound Account Disclosure
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "The settlement date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15010352	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completedxxCurrently, the mortgage is with  xx
There is a junior mortgage in the favor of   xx
The fourth installment county taxxes of xxare due in the amount xx for the due datexx The first, second and third installment total county taxxes of xxhave been paid in the amount of xx The first, second, third fourth installment total county taxxes of xxhave been paid in the amount of xx The first, second, third fourth installment total county taxxes of xxhave been paid in the amount of xx No delinquent taxxes have been found for the prior yearxx
The review of payment history shows that the borrower has been delinquent for xx months and nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for due datexx The UPB is reflected in the amount of xx till the due date ofxx The borrower has been maxxthe payments as per the Note termsxx
Collections Comments:According to servicing comments, the loan is in active litigationxx The comment datedxx states that the litigation was filedxx and the foreclosure was put on holdxxThe comment datedxx shows that the property is in violation due to overgrowth conditionsxx Hence, The loan is in active litigationxx
 The foreclosure was initiated and the file was referred to an attorney on  xxThe foreclosure complaint was filedxxthe judgment was enteredxx The comment datedxx shows that the amended complaint was filedxx The comment datedxx indicates that the foreclosure sale was scheduled on  xx The foreclosure sale was re-scheduled on xxHowever, the foreclosure sale was put on hold due to Loss Mitigationxx
The reason for default per servicing comments is exxcessive obligationxx The review of payment history shows that the borrower has been delinquent for xx months and nexxt due date for the payment isxx The last payment was received on  xxin the amount of xx for due date  xx The UPB is reflected in the amount of xx till the due date ofxx The borrower has been maxxthe payments as per the Note termsxx
No information pertaining to bankruptcy has been foundxx
The latest property inspection report is not available in the loan file to determine current property conditionxx No damage and repairs have been foundxx
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint was filed on xxthe judgment was entered on xx The comment datedxx shows that the amended complaint was filedxx The comment datedxx indicates that the foreclosure sale was scheduledxx The foreclosure sale was re-scheduled on xx However, the foreclosure sale was put on hold due to Loss Mitigationxx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Lender xxme Loan Value: Wachovia Bank, xxtioxxl Association Tape Value: xx, xx |---| |----| Comment: The note reflects lender xxme is Wachovia BAnk, xxtioanl Association Tape Source: Initial Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The note reflects origixxl balance xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: S&C is filing date isxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The note reflects stated maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located at xx The following state disclosures are missing from the loan filexx
xx Anti-Coercion Notice
xx Title Insurance Disclosure
xx Radon Gas Disclosure
xx Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The affiliated business form disclosure is missing from the loan filexx"
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR is not hand dated by the borrowerxx"
																									* TIL not hand dated (Lvl xx) "The final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26834828	xx	654	717	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originated on xx
No single assignment of mortgage is available in the updated title reportxx

No active judgments/liens are available in the updated title report against the borrower/subject propertyxx

The xx installment annual combined taxxes of xxhave been paid off in the amount of xx and xx installment of xx are due on  xx

The xx installment annual combined taxxes of xxhave been paid off in the amount xxand xx installment of xxare due on  xx
No prior year delinquent taxxes found in the updated title reportxx	Review of the updated payment history as ofxx shows that the loan is in delinquency for xx days and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history is in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement xxin which the Margin of the loan has been changed to xx from xx and Borrower is currently maxxpayments with rate of xx with the P&I of xx	Collections Comments:The loan is currently in active foreclosurexx The loan is in delinquency for +xx days and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history is in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement in which the Margin of the loan has been changed to xx from xx and Borrower is currently maxxpayments with rate of xx with the P&I of xx
The comment datedxx states that the reason for default of the loan is illness in borrower's familyxx Borrower intents to keep the propertyxx
The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and the complaint was filedxx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filingsxx
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and the complaint was filedxx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Document Showing a Indexx Numerical Value Prepayment Penalty Rider	Field: ARM Indexx Margin Percent Loan Value: xx,xx Tape Value: xx,xx |---|v |----| xx,xx Comment: ARM indexx margin is xx but tape shows xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value:  xx,xx   Variance: xx,xx   Variance % xx,xx   Comment: ARM life time floor is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: xxst rate change date is xx but tape showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: No discrepancyxx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value:  xx,xx   Variance:  xx,xx   Variance %: xx,xx   Comment: Maxx rate at xxst adjustment is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance:  xx,xx Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value:  xx,xx   Variance:  xx,xxVariance %: xx,xx   Comment: Negative amortization limit is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Origixxl Stated P&I   Loan Value:  xx,xx   Tape Value: xx,xx Variance xx,xx Variance % xx,xx  Comment: Origixxl state P&I is xx,xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx  Tape Value:  xx,xx   Variance:    Variance %:    Comment: No discrepancyxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: FC referredxx but tape showsxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: S&C filing date is  xx,xx but tape showsxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Maturity date is stated as xx,xx but tape showsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "xx This loan failed the TILA finance charge test as the finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

TILA Finance Charge Test: Charged:  xx Allowed:  xx  Variance: xx

xx This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx
Prepayment Term Test: Charged: xx months  Allowed: xx months  Over by: xx months

xx This loan failed the N xx
Prohibited Fees Test: Charged: xx  Allowed: xx  Over by: +xx

Prohibited fees are as follows:  Application Fee:  xx  and Administration Fee:  xx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx
Prepayment Term Test: Charged: xx months  Allowed: xx months  Over by: xx months

This loan failed the xx
Prohibited Fees Test: Charged:  xx Allowed: xx  Over by: +xx

Prohibited fees are as follows:  Application Fee:  xx  and Administration Fee:  xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test as the finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

TILA Finance Charge Test: Charged: xx  Allowed: xx  Variance: -xx"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "The operative indexx of the loan is not confirmed from the Closing Instructions, Rate Lock Agreement and Loan Program disclosurexx"
* Prepayment Rider Missing (Lvl xx)     "The original Note shows that the loan has a prepayment option but no such rider is attached with the recorded copy of mortgagexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12733	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$20,998.73	4.140%	$1,119.94	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is with  xx
xxThere is junior mortgage against the subject property in amount of xxwhich was recordedxxin the favor of  xx
xxThere two state taxx liens against the borrower in amount of xx which was recordedxx in the favor of  xx
xxThere is civil Judgment against the borrower in amount ofxxwhich was recordedxx in the favor of  xx
No prior delinquent taxxes have been foundxx
The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthxx The last payment was received in the amount of xx which was applied for the due date ofxx
The payment history reflects current unpaid principal balance is in the amount of xx
The borrower is maxxthe payment as per the modification terms would be xx and modified P&I xx
Collections Comments:
The comment stated that the subject property is occupied by ownerxx

As per servicing comment datedxx, the subject property was damaged due to storm, mold and showing the insurance claim was filed with claim amount is xx The comment datedxx shows from  xx The comment datedxx shows that the borrower was received a loss draft check xx in the amount of xx The latest BPO is not available to check the current property conditionxx No information found regarding the repairs has been done or notxx

The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthxx The last payment was received in the amount of xx which was applied for the due date ofxx
The payment history reflects current unpaid principal balance is in the amount of xx
The borrower is maxxthe payment as per the modification terms would be xx and modified P&I xx

No evidences have been found regarding bankruptcy filingxx
As per seller tape data foreclosure complaint was filedxx No further information is available regarding foreclosurexx

According to the collection comment datedxx, the property was damaged due to the stormxx However, the estimated repair cost and the nature of damages are not mentioned in the collection commentsxx But, the comment datedxx shows that the borrower filed the claim for these damages in the amount of xxThe same comment shows that the  xx was issued the checkxx and the borrower was received the check in the amount of xxFurther details regarding the damages are not availablexx Hence, we are unable to confirm whether the damages are repaired or notxx Also, the latest BPO report is not available to verify the current status of the damagesxx

Foreclosure Comments:As per seller tape data foreclosure complaint was filedxx No further information is available regarding foreclosurexx
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx,xx and the lender 'xx, xx 'onxx with a new principal balance of xx,xxwith fixxed rate of xx The borrower promised to pay monthly P&I payment in the amount of xx,xx beginningxx till the maturity date of xx,xx The borrower had also promise to pay the deferred balance in the amount of xx,xx on the maturity date on xx,xx	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: vxxtioxxl Associationxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months Loan Value: xx Tape Value: xx Variance: xx Variance % xx,xx Comment: Loan origixxl maturity term is of xx monthsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filesxx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)      xx
* ComplianceEase State Regulations Test Failed (Lvl xx)     " xx
The loan does charge fee(s) not provided for in this act, which is prohibitedxxA person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination feexx"
* Missing Appraisal (Lvl xx)     "Appraisal report at the time of loan origination is missing from the loan filesxx"
* Missing credit report (Lvl xx)     "Missing Credit Report from the loan packagexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan filesxx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR document is not hand dated by borrowerxx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99997442	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
 The chain of the assignment has been completedxx
There is a senior mortgage which was originatedxxin the amount of  xx, with the lende xx
There is a senior mortgage which was originatedxxin the amount ofxxwith the lenderv
No active judgments or liens have been foundxx
Annual installment combined jurisdiction taxx of xxhas been exxemptedxx
Annual installment city jurisdiction taxx of xxhas been exxemptedxx
Annual installment utility jurisdiction taxx of xxhas been paid in the amount of xx
No prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the review of the comments, the loan is in the bankruptcy and the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment datedxx, the reason for default is servicing problemsxx
The loan has never been modified since originationxx The borrower has been maxxthe payments as per the notexx
The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx The foreclosure sale was scheduledxx and the publication for the same was publishedxx andxx However, the foreclosure was put on hold as the borrower had filed bankruptcyxx
The borrower Clara Louisa Heard had filed bankruptcy under Chapter-xx with the Cas xxThe POC was filedxx, with the claim amount of xx and the arrearage amount is xx The Chapter xx plan was confirmedxx The debtor shall pay to the trustee the sum of xx for xx months under Chapter xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is  xx and the value of the collateral is xx Therefore, the unsecured portion is xx
The servicing comment datedxx shows that the subject property has been occupied by the ownerxx The latest BPO is not availablexx  Recent servicing comments do not reflect any damage pertaining to the subject propertyxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx The foreclosure sale was scheduledxx and the publication for the same was publishedxx andxx However, the foreclosure was put on hold as the borrower had filed bankruptcyxx
Bankruptcy Comments:The borrower xxThe Chapter xx plan was confirmedxx The debtor shall pay to the trustee the sum of xx for xx months under Chapter xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #xx Middle xxme Loan Value: xx,xx Tape Value: xx,xx |---| |----| Comment: The Note reflects the Borrower's Middle xxme xx,xxTape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx,xx   Tape Value:  xx,xxVariance:    Variance %:    Comment: The PACER Report reflects the Current Bankruptcy Case Number as xx,xx    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The PACER Report reflects the POC date asxx    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The Payment History reflects the last payment received date asxx     Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx   Tape Value:  xx,xx   Variance:    Variance %:    Comment: The Note reflects Lender xxme as  xx,xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixxed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as ARMxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx   Comment: The Payment History reflects Mos delinquent as xx     Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance % xx,xx  Comment: The Appraisal reflects Number of Units as xx,xx   Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value:  xx,xxTape Value:  xx,xx  Variance:  xx,xx   Variance %: -xx   Comment: The Appraisal reflects the Origixxl Appraised Value as xx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx,xx   Tape Value:  xx,xx Variance:  xx,xx Variance %:  xx,xx   Comment: The Note reflects the Origixxl Balance as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:  xx,xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects Stated Maturity Date as xx/xx/xxxx Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value:  xx,xx  Variance:  xx,xx Variance %: - xx,xx  Comment: Stated remaining term as per payment history is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx,xx Tape Value: xx Family Variance: Variance %: Comment: The Appraisal reflects Subject Property Type as xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test, TILA APR Test failedxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge testxx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

TILA Finance Charge Test: Loan Data  xx Comparison Data xx Variance  xx

This loan failed the TILA foreclosure rescission finance charge testxx
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx

TILA Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Dataxx Variance -xx

This loan failed the TILA APR testxx
The annual percentage rate (APR) is xx The disclosed APR of  xxis not considered accurate because it is more than xx of xx percentage point above or below the APR as determined in accordance with the actuarial methodxx
TILA APR Test: Loan Data xx Comparison Dataxx Variance xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing from the loan filexx
xx Waiver of Borrowers Rights and Closing Attorney Affidavitxx
xx Disclosure of Additional Feesxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unable to be confirmed from given lenders documentsxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37083810	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	$3,197.59	4.250%	$680.15	xx/xx/xxxx	Financial Hardship	According to the Updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completed as the loan was originated with  xx
Two junior mortgages against the subject property in the favor of xx
Second in the amount ofxx which was recordedxx
The annual town, County and other taxxes of xxare duexx (All Jurisdiction) in the amount of xxand xx respectively
The annual school taxxes of xxhave been paid in the amount ofxx
No prior years delinquent taxxes have been foundxx
According to the latest payment history, the borrower is delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current UPB reflected in the payment history is in the amount of xx The borrower has been maxxthe payments as per the loan modification agreement datedxx	Collections Comments:According to the servicing comments, the loan is in collections and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current UPB reflected in the payment history is in the amount of xx The borrower has been maxxthe payments as per the loan modification agreement datedxx
Reason for default is an illness of borrower/familyxx
The loan was modifiedxx The unpaid principal balance was xx with the interest rate xx The borrower promises to pay the monthly P&I of xx  beginning fromxx The maturity date will bexx The prior modification was donexx
In addition, there is change of terms agreement located at  xx
According to the foreclosure invoice, the foreclosure was initiated in xx and the file was referred to an atttorneyxx The complaint was filedxx However, it was put on hold due the loss mitigationxx
The borrower  xxhad filed the bankruptcy under Chapter xx with the case xx The case was dischargedxx and terminatedxx
The servicing comment datedxx shows that the subject property is owner-occupiedxx
No BPO and inspection reports are providedxx

Foreclosure Comments:According to the foreclosure invoice, the foreclosure was initiated in xx and the file was referred to an atttorneyxx The complaint was filedxx However, it was put on hold due the loss mitigationxx
Bankruptcy Comments:The borrower xxunder Chapter xx with the case xx The case was dischargedxx and terminatedxx	This modification agreement was signed between the borrower xx,xx and the servicer xx,xx
The unpaid principal balance was xx with the interest rate xx The borrower promises to pay the monthly P&I of xx  beginning fromxx The maturity date will bexx
The prior modification was donexx
In addition, there is change of terms agreement located at xx,xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Origination Appraisal Right of Rescission	Field: First Payment Date Loan Value:xx Tape Value:xx |---| -xx (Days) |----| Comment: Loan was modified xx timesxx Terms changedxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx,xx  Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme  xx,xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx,xx   Variance % xx,xx   Comment: Loan was modified xx timesxx Terms were changed   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: -xx (Days) Variance %: Comment: No foreclosure in loanxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
* Right of Rescission missing or unexxecuted (Lvl xx)     "ROR is not signed by the borrowersxx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowersxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44257356	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,534.19	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the mortgage was originated on xx
There is one junior mortgage recordedxx in the amount of xx in favor of  xx
There are xxIRS liens against the borrower in favor of Department of xxtotal in the amount of  xxwhich were recorded in betweenxxThe SSN of borrower is verified as the document shows SSN of subject borrowerxx
There are two state taxx liens against the name of borrower in favor of  xx
There is one credit card judgment against the borrower in the amount ofxxin favor of xx
There are xxcivil judgments against the name of borrower as followxx
First was recordedxx in the amount of xx in favor of xx
Second was recordedxx in the amount ofxxin favor of xx
The xx installment of county taxxes of xxhas been paid total in the amount ofxx
The xxth installment of county taxxes of xxare duexx in the amountxx
No prior year delinquent taxxes have been foundxx
Review of updated payment history shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower has been maxxpayments as per the modification agreement madexx	Collections Comments: The loan is active in foreclosurexx As per provided tape data the foreclosure has been initiated on the loan and the Complaint was filedxx The available servicing comments do not reflect the information regarding current foreclosure as the comments are available tillxx The prior foreclosure notice of sale is available at xx

The loan is in delinquency for xx months and borrower is not maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower has been maxxpayments as per the modification agreement madexx
The loan has been modified once since originationxx The loan was modified with an effective date ofxx and according to the mod the new principal balance is  xx with a step modification and the rate started from xx The borrower had given promise to pay P&I in the amount of xx which had begun fromxx with a new maturity date ofxx The rate has been changes in xx steps ending at xx

The reason for default is death of borrowerxx The comment datedxx states that the property is owner occupiedxx No visible damages were reported to the propertyxx
Foreclosure Comments: As per provided tape data the foreclosure has been initiated on the loan and the Complaint was filedxx The available servicing comments do not reflect the information regarding current foreclosure as the comments are available tillxx  The prior foreclosure notice of sale is available at xx
Bankruptcy Comments:Not Applicable	The loan has been modified once since originationxx The loan was modified with an effective date ofxx and according to the mod the new principal balance is xx,xx with a step modification and the rate started from xx The borrower had given promise to pay P&I in the amount of xx,xx which had begun fromxx with a new maturity date of xx,xx The rate has been changes in xx steps ending at xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx,xx Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Updated due to the latest Modificationxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx  Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value Loan Value xx,xxTape Value: xx,xx Variance: xx,xx Variance %: xx,xxComment: Appraisal in the file value is xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in  xx
Offer of Title Insurance
Choice of Title Insurer
Choice of Insurer (any type of insurance)
Notice of Rights
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76151054	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title datedxx, shows that the subject mortgage was originated on xx
The chain of the assignment has been completedxx
There is a junior mortgage in the favor of  xx
There is a hospital lien in the favor of xx
xx installment combined jurisdiction taxx of xxis due in the amount ofxx
xx installment combined jurisdiction taxx of xxhas been paid in the amount ofxx xxth installment combined jurisdiction taxx of xxhas been paid in the amount ofxx
xx installment combined jurisdiction taxx of xxhas been paid in the amount ofxx
No prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx

Collections Comments:As per the review of the comments, the loan is in the foreclosure and the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The reason for default is unable to be determined from the latest collection commentsxx
The loan has never been modified since originationxx The borrower has been maxxthe payments as per the notexx
The borrower had filed Bankruptcy under chapter-xx with the cas xxThe case was dischargedxx and got terminated on xx
The foreclosure was initiated and the file was referred to an attorneyxx No further details have been foundxx
The servicing comment datedxx shows that the subject property has been occupied by the ownerxx The latest BPO is not availablexx  Recent servicing comments do not reflect any damage pertaining to the subject propertyxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx No further details have been foundxx

Bankruptcy Comments:The borrower had filed Bankruptcy under chapter-xx with the case xx The case was dischargedxx and got terminated on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx,xx |---| xx,xx|----| xx,xx Comment: As per note, ARM indexx margin percent is xx Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: COFI - One Month  xx,xx   Tape Value:  xx,xx One Year  xx,xx  Variance:    Variance %:    Comment: As per note, ARM indexx type is COFI one monthxx   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value:  xx,xx   Variance xx,xx  Variance %: xx,xxComment: As per note, ARM lifetime floor percent is xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per note, first rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note, lender xxme is xx,xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx,xx   Variance %:  xx,xx   Comment: As per note, Maxx Rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx,xx   Variance % xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value:  xx,xx   Tape Value xx,xx   Variance:  xx,xx  Variance %:  xx,xx   Comment: As per note, Negative Amortization limit percent is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: S&C filing date is not applicablexx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx,xx Tape Value: xx,xx Variance: xx (Days) Variance %: Comment: As per note, stated maturity date is xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application /xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the  xx
* ComplianceEase State Regulations Test Failed (Lvl xx)     "Prohibited Fees Test xx
The loan does charge fee(s) not provided for in this act, which is prohibitedxx
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx)
discount points which may be labeled as an origination feexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following disclosures are missing from the loan filexx
xx NJ Attorney Disclosure
xx Unacceptability of Insurance Notice
xx Attorney Disclosure II
xx Taxx Bill Information
xx Private Well Testing
xx Choice of Insurer Disclosure
xx Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5770207	xx	607	598	6.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report datedxx shows that the subject mortgage was dated xx
There are no assignments of recordxx
There is one junior mortgage was originatedxx and which was recorded on  xx
The xxyear's County Annual taxxes have been paid in the amount ofxxfor the due datexx
The xxyear's County Annual taxxes have been paid in the amount ofxxfor the due datexx
No prior year delinquent taxxes are foundxx	According to the review of payment history as ofxx, the borrower is delinquent for xx months and nexxt due for thexx paymentxx
The last payment was receivedxx in the amount of xx which was applied to the xxnd half of thexx and the xxst half of thexx paymentxx The UPB reflected is in the amount of xx The loan has not been modified since originationxx	Collections Comments:As per the review of servicing comments the loan is currently in foreclosurexx According to the review of payment history as ofxx, the borrower is delinquent for xx months and nexxt due for thexx paymentxx The last payment was receivedxx in the amount of xx which was applied to the xxnd half of thexx and the xxst half of thexx paymentxx The UPB reflected is in the amount of xx The loan has not been modified since originationxx
As per the review of servicing commentsxx, reason for default is Curtailment of Incomexx  The collection comments reflect the borrower wants to keep the propertyxx
As per the document located at  xx
As per the review of servicing comments, a new foreclosure action was initiated and the file was referred to attorneyxx with the complaint being filedxx
Comment datedxx reflects the property needs to be repaired however no further information was found regarding repairsxx
As per BPO Report datedxx, the property is occupied by the owner, no damages found to the property and it is in average conditionxx
Foreclosure Comments:As per the document located at  xx, the foreclosure sale was scheduled forxx however the foreclosure was put on hold due to the borrowers D xx
As per the review of servicing comments, a new foreclosure action was initiated and the file was referred to attorneyxx with the complaint being filedxx
Bankruptcy Comments:The borrowers  xxonxx and plan was confirmedxx The case was dischargedxx The debtor shall pay the total amount of xx to the Chapter xx Trustee, for the period of xx monthsxx The lender had filed POCxx with the total amount xx and amount of arrearage is xx  Schedule D of voluntary petition datedxx shows amount of secured claim without deducting the value of collateral is  xxand value of collateral is xx leaving an unsecured portion of xx  There is no indication in the collection comments of any cram downxx The Chapter xx Trustee's Final Report which was filedxx is showing that the borrower had paid the principal of xx out of total secured claim of  xx
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx,xx |---| xx,xx |----| xx,xx Comment: The Margin per the Note at origixxtion is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx,xx   Tape Value:  xx,xx   Variance:  xx,xx  Variance %: xx,xxComment: The Margin per the Note at origixxtion is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The Bankruptcy has been Discharged therefore the Post Petition Due Date is not applicablexx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The lender had filed POCxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the ARM Note, the first rate change date wasxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the Note document, the lender xxme is xx,xxTape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: Not Applicable   Tape Value xx,xx   Variance:    Variance %:    Comment: As per the Note document, there is no Maxx Rate at first adjustmentxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value:  xx,xx   Variance:  xx,xx   Variance %: xx,xxComment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value:  xx,xx   Tape Value:  xx,xx   Variance:  xx,xx   Variance %: xx,xx   Comment: As per Note document, Negative Amortization Limit Percentage is xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the ARM Note, the Nexxt rate change date would bexx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The foreclosure complaint was recordedxx per the Updated Title Reportxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx,xx Tape Value: xx,xx Variance: xx (Days) Variance %: Comment: As per the Note document the maturity date will bexx Loan has Bi-Weekly paymentsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required State Disclosures (Lvl xx) "The Subject property is located in xx statexx The below Required State disclosures are missing in the given loan filexx
xxAnti-Coercion Notice
xxRadon Gas Disclosure
xxInsurance Sales Disclosure
xxTitle Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Required Affiliated Business disclosure document is missing in the given loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45475439	xx	733	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
No assignments have been found; however, the current assignment is with the lender  xx
No judgment and liens are open against the borrowerxx
First and Second installment town taxxes of xxhave been paidxx andxx respectively each in the amount ofxx
No prior years delinquent taxxes have been foundxx

According to a review of the payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date for payment isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per notexx	Collections Comments:According to the review of the servicing commentsxx The loan is currently in the collection and the nexxt due for the regular payment isxx The last payment was receivedxx, in the amount of xx which was applied forxx The UPB reflected in the payment history is in the amount of xx
It has been unable to determine the reason for default from the servicing commentxx As per the comment datedxx, the borrower wants to retain her property and she is currently looxxfor another part-time jobxx
The loan has been temporarily modified once since originationxx  As per the document which was located at  xx The first payment beganxx with the monthly payment of interest only xx to the ending datexx After completion of this temporary modificationxx The borrower resumes her regular payment with the notexx
According to the PACER, the borrower had filed bankruptcy under chapter xx with the case xx
The foreclosure activity has not been initiated; however, as per the comment datedxx the borrower had received a mail from the lender  xx which stated that the borrower owed over xx on her mortgage and also mentioned in the letter that if she does not pay the amount then the lender will begin the foreclosure or sell the propertyxx
As per the comment datedxx, the subject property has been occupied by the owner and is in average conditionxx No damage pertaining to the subject property has been foundxx The lasts BPO report is not available in the loan filexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter xx with the case xx	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Indexx Margin Percent Loan Value: xx,xxTape Value: xx,xx |---| xx,xx |----| xx,xx Comment: As per the note, ARM indexx margin percent is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx,xx  Tape Value:  xx,xx   Variance xx,xx   Variance %:  xx,xx   Comment: As per the note, ARM lifetime cap rate is xx   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value:  xx,xx   Variance: xx,xx  Variance %:  xx,xx   Comment: As per note, ARM lifetime floor percent is xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the note, first rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the note, last payment received date isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the note, lender xxme is  xx,xx Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value xx,xx  Variance:  xx,xx   Variance %:  xx,xx   Comment: As per the note, maxx rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx   Comment: As per payment history, mos currently delinquent per payment history is xx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value:  xx,xx Variance: xx,xx Variance %:  xx,xx   Comment: As per the note, negative amortization limit percent is xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the note, nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The foreclosure was not initiatedxx Hence, S&C filing date is not applicablexx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the note, stated maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application/xx is missing from the loan filexx"
* ComplianceEase Exxceptions Test Failed (Lvl xx)     "This loan failed the Connecticut license validation testxx
First mortgage lender licenses and secondary mortgage lende xx
As of July xx, xx the xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed CT License Validation Testxx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xxThe "Legal RepresentationDisclosure" state disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be determined from the available loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Form is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90553117	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.750%	$2,248.36	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated on xx
There is one junior mortgage found open in the amount of xx favor of  xx
xx) UCC judgment against the borrower found open favor of  xx
xx) UCC judgment against the borrower found open favor of  xx
According to updated title report, annual combined taxxes for the year of xx, xx& xxwere paid in the total amount of xxNo delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx	Collections Comments:The loan is currently in collectionxx As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx
According to servicing comment, foreclosure is not initiated on the loanxx
Review of PACER, bankruptcy is not initiated on the loanxx
Reason for default is exxcessive obligationsxx
Latest BPO is not available in the loan filexx No information has been found regarding any damage or repairxx

Update: No additional information was found in recent collection comments reviewxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was donexx between the M xx,xx (Borrower) & xx, xx (Lender)xx The amortization type is fixxed and new unpaid Principal balance is xx,xx and modification original rate is xx and Monthly P&I is xx,xx The modification payment start date isxx and new maturity date is xx,xx	Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx Tape Value:  xx,xx   Variance:    Variance %:    Comment: According to note, lender xxme is xx,xxHowever, tape data shows as  xx,xx  Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx,xx   Comment: According to note maturity term is xx However tape data shows as xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value:  xx,xx   Tape Value: xx,xx  Variance xx,xx  Variance % xx,xx   Comment: According to note, origixxl balance is  xx,xx However tape data shows as xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Latest servicing comment does not show foreclosurexx However, tape data show S&C date asxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: According to modification maturity date isxx However, tape data shows asxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: xx,xx Comment: remaining term is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Acct Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* MI, FHA or MIC missing and required (Lvl xx)     "MI Certificate is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Subject property is located at xx
Following state disclosure are missing from the loan filexx :-
xx) Credit Property Insurance Disclosurexx
xx) Priority of Security Instrument Disclosurexx
xx) Attorney Selection Disclosurexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Form is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is available in the loan filexx However, it is not hand dated by borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35414969	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$254.26	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was recorded on xx
Active Judgments and Liens;
xx) Credit card judgment found pending against the borrowe xx
xx) One more credit card judgment found pending against the borrower  xx
Property Taxx Status;
xx) xx installment combined taxxes for the year xxhad been paid in the amount of xx
xx) xx installment combined taxxes for the year xxhad been paid in the amount of xx
No prior year delinquent taxxes had been found pendingxx	According to the payment history as ofxx, the borrower is currently delinquent for xx monthsxx The last payment receivedxx, the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collectionxx The borrower is currently delinquent for xx monthsxx The last payment receivedxx, the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx The loan was modifiedxx in between the borrower xx and lender xx, xx The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginningxx The maturity date reflects per modification isxx This loan was modified only once since originationxx
The reason for default is illness of borrowerxx The subject property is occupied by the ownerxx There are no comments found for damagexx The property is in good conditionxx The foreclosure not initiated and bankruptcy also not filedxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modifiedxx in between the borrower xx,xx and lender xx, xx The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginningxx The maturity date reflects per modification isxx This loan was modified only once since originationxx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value:  xx,xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: - xx,xx   Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value:  xx,xxTape Value:  xx,xx   Variance:  xx,xx   Variance %: xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx,xx   Tape Value:  xx,xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* ComplianceEase Exxceptions Test Failed (Lvl xx)     "This loan failed the  xxt;
 xx
Licensexx As a result, lenders will no longer be allowed to make loans under the I xx
The Indiana First Lien Mortgage Lending License and xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase risk indicator is moderate as the loan is failing for Indiana license validation testxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located  xx The following state disclosures are missing in the loan filesxx
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to calculate operative indexx value from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57284906	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$923.72	xx/xx/xxxx	Financial Hardship	Review of updated title report dated the subject mortgage was originated on xx
Open Mortgages Informationxx
* One junior mortgage found pending against the borrower  xx
Active Judgments and Liens:
xx) There are xxate taxx liens totaling in the amount of xxagainst the borrower  xx
xx) There are xxIRS against the borrower xx
xx) There are xxactive civil judgments against the borrower xx	Review of payment history as of datedxx shows that the borrower is not maxxirregular paymentsxx The loan payments are currently xx months delinquentxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to the modification agreement made on effective date ofxx	Collections Comments:Collection comments available fromxx tillxx shows that the borrower is not maxxirregular paymentsxx The loan payments are currently xx months delinquentxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to the modification agreementxx
Loan Modification agreement was made between borrower xxwith lender xx
Collection comment shows that the foreclosure was initiated in the loanxx The foreclosure was referred to attorneyxx The tape data shows that the foreclosure complaint was filedxx No sale date or other information regarding foreclosure activity is available in the collection commentsxx
The loan was modified with an effective date ofxx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning fromxx with a new maturity date of  xxThe  rate is in xx steps ending with xx
The borrower  xxhad filed bankruptcy under chapter xx with xx The plan has not been confirmed yetxx

Foreclosure Comments:Collection comment shows that the foreclosure was initiated in the loanxx The foreclosure was referred to attorneyxx The tape data shows that the foreclosure complaint was filedxx No sale date or other information regarding foreclosure activity is available in the collection commentsxx
Bankruptcy Comments:The borrower Lauren  xx The plan has not been confirmed yetxx xxfrom stay was filed on  xx
The lender has not yet filed bankruptcyxx	Loan Modification agreement was made between borrower xx,xx with lender xx,xx
The loan was modified with an effective date ofxx and a new principal balance of  xx,xx to a step rate starting at xx and a P&I payment of xx beginning fromxx with a new maturity date of xx,xx The rate is in xx steps ending with xx
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx N/A   Tape Value: xx, xx   Variance:    Variance %:    Comment: Loan is an ARM   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value:  xx,xx Variance:  xx,xx  Variance %: xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance xx,xx Variance %: xx,xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase risk indicator is moderate as the loan is failing for Late fee test & prepayment term testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the late fees test as;
Late Fees Test: FAIL xx xx +xx
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is locatedxx
This loan failed the prepayment term test as;
Prepayment Term Test: FAIL xxMonths xxMonths xxMonthsxx
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to calculate operative indexx value from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15572668	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$879.81	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
The loan has not been assigned since originationxx
There is a State Taxx lien active in the favor of xx
No prior year delinquent taxxes have been foundxxThe xx installment of xxcounty taxxes has been paidxx in the amount ofxxThe xx installment of xxcounty taxxes is due forxx in the amount ofxx
According to the payment history as ofxx, the borrower is currently delinquent for xx monthsxx The last payment was receivedxx, the payment was applied for due datexx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayments as per the modification and Recast agreement located at xx	Collections Comments:The loan is currently delinquent for more than xx monthsxx The last payment was receivedxx, the payment was applied for due datexx and the nexxt due date for payment isxx The UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayments as per the modificationxx No bankruptcy activity has been foundxx The foreclosure was initiated in the loanxx The updated title report states that there is a state taxx lien and the taxxes for the year xx second installment are duexx The reason for default is exxcessive obligations and death of the family memberxx The occupancy is occupied by ownerxx As per the comments It is not clear whether the property has been repaired or notxx
Foreclosure Comments:The foreclosure was initiatedxx The file was referred to an attorneyxx and the complaint was filedxx No further details have been foundxx
Bankruptcy Comments:Not Applicable	The loan was modified on xx,xx between the borrower xx,xx and lender xx, xx As per the modified terms, new principal balance is xx,xx There are xx steps of modificationxx Borrower promises to pay and the xxst step is xx monthly with a modified interest rate xx beginning fromxx, xxnd step is xx monthly with a modified interest rate of xx beginning fromxx, xxrd step is xx,xx monthly with a modified interest rate xx beginning fromxx, xxth step is xx,xx monthly with a modified interest rate xx beginning fromxx, with a maturity datexx There is no principal forgiven amount or deferred balancexx This loan was modified oncexx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx,xx Tape Value: v  Variance:    Variance %:    Comment: Lender xxme per Note is  xx,xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per the modificationxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: - xx,xxVariance %:  xx,xx   Comment: The Origixxl Note reflects the Loan Maturity Term in Months as xx  The last Modification added xx months to the term and the new Term in Months is xx     Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: - xx,xxVariance %: - xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value:  xx,xx   Tape Value: xx   Variance:  xx,xx  Variance %: xx,xx   Comment: The Note reflects the Origixxl Balance (or Line Amount) as xx,xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx Tape Value:  xx,xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as:  xx,xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C Filing Date per lis pendens and collection comments is xx/xx/xxxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final Application/xx is missing from the loan filexx"
* Appraisal dated after closing (Lvl xx)     "The appraisal present in the loan is dated xx which is after closingxx Appraisal before closing within xxs requiredxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "The Loan Program Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xxThe following state disclosures are missing from the loan file:

xxEqual Credit Availability Notice
xxInsurance Tying Disclosure
xxNon-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The Servicing Transfer Disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     " xx
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "The Final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85814825	xx	Unavailable	Not Applicable	44.234%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.250%	$655.70	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completedxxThe latest assignment is from  xx
There is one HOA lien against the subject property in the favor of xx
Annual combined installment taxxes of xx, xxand xxhave been paidxx andxx respectively in the amount ofxxandxxrespectivelyxx
No prior years delinquent taxxes have been foundxx
According to a review of the payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date for payment isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per the modification agreement which was madexx	Collections Comments:According to the review of the servicing commentsxx The loan is currently in the collection and the nexxt due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
As per the comment datedxx, the reason for default was an exxcessive obligation of the borrowerxx
The loan has been modified once since originationxx As per the modification agreement which was made on xx The Unpaid principal Balance was  xxwith interest rate xx which steps up in xx steps ending at xx
The borrower promises to pay the monthly  P&I of xx beginning fromxx and the maturity is dated xx The borrower had forgiven the amount of  xx Hence,  the interest-bearing amount exxcluded the forgiven amount was  xxThis modification does not contain any balloon provisionxx
No information pertaining to bankruptcy has been foundxx
As per the servicing comments, the foreclosure was initiatedxx The file was referred to an attorney on  xx The comment dated  xx reveals that the foreclosure sale date was scheduled on xxHowever, the foreclosure file was put on hold as the borrower reinstated his loanxx No reinstatement amount has been found in the comments; however, as per the payment history, the borrower made the xx months payments on  xxtotal in the amount of  xx
As per the servicing comment dated xx, the subject property has been occupied by the owner and is in average conditionxx No damage pertaining to the subject property has been foundxx Also, the latest BPO report is not available in the loan filexx

Foreclosure Comments:As per the servicing comments, the foreclosure was initiatedxx The file was referred to an attorneyxx The comment datedxx reveals that the foreclosure sale date was scheduled on  xx However, the foreclosure file was put on hold as the borrower reinstated his loanxx No reinstatement amount has been found in the comments; however, as per the payment history, the borrower made the xx months payments on  xxtotal in the amount of  xx

Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx,xx and the lender “xx, xx” dated on xx,xx The Unpaid principal Balance was xx with interest rate xx which steps up in xx steps ending at xx
The borrower promises to pay the monthly  P&I of xx beginning fromxx and the maturity is xx,xxThe borrower had forgiven the amount of xx,xx Hence,  the interest-bearing amount exxcluded the forgiven amount was xx This modification does not contain any balloon provisionxx

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The origixxl lender xx,xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per the modification, loan amortization type is stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx,xx Comment: The note has the maturity term as xx months   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: The complaint file date was not foundxx Hence, it is uxxvailablexx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx,xx Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report, the property type is xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl xx) "GSE (xx public guidelines) Prepayment Penalty Term Test:Failxx
This loan failed the prepayment penalty term testxx
The loan charges a prepayment penalty with a term exxceeding xx yearsxx
This loan failed the prepayment penalty term testxx
The loan is a primary residence loan that charges a prepayment penalty with a term exxceeding xx yearsxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following require state disclosures are missing from the loan filexx
xx xxLoan Agreement Notice
xxCommitment Requirement/Anti-Tying
xxTILA Disclosures in Spanish
xxChoice of Insurance Notice
xxCollateral Protection Insurance Disclosure
xxNon-Deposit Investment Product Disclosure Are there any promotional materials?
xxInsurance Solicitation/Post Commitment Requirement
xxConstruction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Form is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) " xx		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34626041	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originated on xxThe chain of assignment has been completed as the current assignment is with xxThere is a junior mortgage in the amount of xx	Review of payment history shows that the borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx and that was appliedxx The nexxt payment is duexx As per payment history, the UPB is xx

Collections Comments:The loan is currently active in bankruptcyxx The d xx had filed the bankruptcy under chapter xx wit xx The plan was confirmedxx The voluntary petition was filed on xx As per chapter xx plan dated xx the debtor shall pay xx per month to the chapter xx trustee, starting on March xx, xx for approxx monthsxx The MFR was filedxx The POC was filedxx with POC amount o xx and amount of arrearage of xx The foreclosure is currently on holdxx As per available comments and documents, the foreclosure was initiated on loan in xx The foreclosure was referred to an attorney on xx The complaint was filed on xx Later, the foreclosure was placed on hold due to bankruptcy filingxx The debtor had filed the bankruptcy under chapter xx The borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx and that was appliedxx The nexxt payment is duexx As per comment, the reason for default is financial hardshipxx The borrower wants to keep the subject propertyxx As per comment datedxx, the subject property is owner occupied with no visible damages or repairsxx
Foreclosure Comments:The foreclosure is currently on holdxx As per available comments and documents, the foreclosure was initiated on loan in xx The foreclosure was referred to an attorney o xx The complaint was filed on xx The sale was never scheduledxx Later, the foreclosure was placed on hold due to bankruptcy filingxx The debtor had filed the bankruptcy under chapter xx o xx
Bankruptcy Comments:The debtor xxhad filed the bankruptcy under chapter xx with case xx The plan was confirmed on xx The voluntary petition was filed on xxAs per chapter xx plan datedxx, the debtor shall pay xx per month to the chapter xx	According to modification agreement xx,xx in which changing the margin and adding repayment changexx	Affiliated Business Disclosure Credit Application Credit Report	Field: ARM Indexx Type Loan Value: Not Applicable Tape Value: xx,xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First xxme   Loan Value:  xx,xx   Tape Value: xx,xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx,xx   Tape Value: xx,xx  Variance:    Variance %:    Comment: Current bankruptcy case number is xx xx,xx Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: xx,xx   Tape Value:  xx,xx   Variance: -xx (Days)   Variance %:    Comment: Current bankruptcy proof of claim(POC) date isxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change datexx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Last Payment Received datexx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment:  xx,xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type NOt applicablexx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value:  xx,xx   Tape Value: xx,xx   Variance:  xx,xx   Variance %:  xx,xx Comment: Maxx rate at first Adjustment xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx,xx   Variance: - xx,xx   Variance %: xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value:  xx,xx   Tape Value:  xx,xx Variance: - xx,xx   Variance %:  xx,xx   Comment: Negative amortization limit percent is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Complaint filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Stated Maturity date i xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Ease risk indicator is moderate as loan is failing for State Regulations & State Regulations Restricted Fees"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "Prepayment Term Test is failxx Loan data is xxMonths and comparison data is xx monthxx Hence, the variance is xxMonthsxx

Prohibited Fees Test is failxx Loan data is  xxand comparison data is xx Hence, the variance is xx
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by all the borrowerxx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10991905	xx	Unavailable	Not Applicable	37.167%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$60,338.84	5.570%	$1,191.84	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated on xx
There is one civil judgment against the borrower xx
First and second installments county taxxes of xxhave been paid in the total amount of xx First installment county taxxes of xxare due in the amount of xx No prior year delinquent taxxes have been foundxx
According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxxwith the interest rate of . and P&I of xx	Collections Comments:The loan is currently in the foreclosure and the nexxt due date isxx According to seller tape data, the foreclosure was initiated and the complaint was filed on xx However, no information regarding foreclosure has been found in the collection comment as comments are available tillxxThe last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxxwith the interest rate of xx and P&I of xx Reason for default is not available in the collection commentxx The amount of forgiven principal balance exxceeds xx of the modification amountxx According to the modification agreement datedxx, the new principal balance is xxout of which the lender has deferred the principal balance of xx This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalents of three full monthly payments are duexx Then, on each of the first, second and third anniversaries xx the lender shall reduce the deferred principal balance in the installments equal to one third of the deferred principal amountxx No bankruptcy activity has been found in the loan filexx
According to comment datedxx, the subject property is owner occupiedxx No comment pertaining damage to the subject property has been observedxx No latest BPO report has been found in the loan filexx

Foreclosure Comments:According to seller tape data, the foreclosure was initiated and the complaint was filed on  xxHowever, no information regarding foreclosure has been found in the collection comment as comments are available till xx
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx,xxand Borrower xx,xx
The amount of forgiven principal balance exxceeds xx of the modification amountxx According to the modification agreement datedxx, the new principal balance is  xx,xx out of which the lender has deferred the principal balance of  xx,xx This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalents of three full monthly payments are duexx Then, on each of the first, second and third anniversaries of  xx,xx the lender shall reduce the deferred principal balance in the installments equal to one third of the deferred principal amountxx
The borrower promises to pay P&I of xx,xx with the interest rate of xx beginning from  xx,xx The stated maturity date is xx,xx
Affiliated Business Disclosure ARM Rider Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Payment history in the file did not have dates - Uxxble to verifyxx Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note, lender xxme is xx,xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance % xx,xx  Comment: Updated as per notexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xxComment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx,xx Tape Value: xx,xx Variance: Variance %: Comment: No Discrepancyxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Account Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx Following disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Mortgage - Missing required ARM Rider (Lvl xx)     "This is Negative xx,  A Payment loanxx However, xxis missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be calculated as supportive document is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33304792	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	$1,266.20	2.375%	$1,113.42	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report datedxx the subject mortgage was originated on xx
The chain of assignment has not been provided with the Updated title reportxx
There are sixxteen Utility liens against the property in the favor of  xx
There is one junior Mortgage against the property originated on  xx
Second installment county taxxes of  xxhave been paid in the amount of  xx
First installment county taxxes have been due in the amount of xx which will due forxx
No prior years of delinquent taxxes have been foundxx

The review of payment history as ofxx shows that the borrower is currently delinquent for xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied forxx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per Modification agreementxx	Collections Comments:The loan is currently in the foreclosure and nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied forxx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per Modification agreementxx
According to comment datedxx, the reason for default is an Exxcessive obligationxx
The loan has been modified, this Step modification agreement was signed between the borrower  xx and the lender xx, xx datedxx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly  P&I of xx beginning from  xx The maturity is dated on xx The deferred balance is  xxThe Interest bearing amount is  xx
The foreclosure was initiated and referred to an attorney on xx The complaint was filed on  xxThe sale has been scheduled for xx However, the foreclosure was put on hold for loss mitigationxx The loan has been modifiedxx
Again, the foreclosure was initiated and referred to an attorney on xx Further details are not availablexx
The borrower had not filed bankruptcy since originationxx
According to comment dated  xxthe subject property is owner-occupiedxx
No comments have been found indicating damages and repairs pertaining to the subject propertyxx

Foreclosure Comments:The foreclosure was initiated and referred to an attorney  xx The complaint was filed on xx The sale has been scheduled for  xx However, the foreclosure was put on hold for xx The loan has been modified on xx
Again, the foreclosure was initiated and referred to an attorney on xxFurther details are not availablexx

Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrowe xx,xx and the lender xx, xx datedxx The Unpaid principal Balance is xx with an interest rate of xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity is dated on xx,xx The deferred balance is xx The Interest bearing amount is xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Disclxx Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx, xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per Note, the lender xxme is xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The modification amortization type is Stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx   Comment: As per Note, the origixxl maturity term months ar xx,xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per Collection comments the referral date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The complaint will be filed after the referralxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "Final TIL is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in  xx The following required State Disclosure is missing in the loan filexx
xxImpound Account Disclosure
xxCosigner Notice
xxPrivate Mortgage Insurance Disclosure
xxEarthquake Disclosure fo xx
xxHazard Insurance Disclosure
xxInsurer RecommendationDisclosure
xxCA Fair Lending Notice
xxAnti-Tying Disclosure
xxPrivacy Notice
xxNotice of Right to Copy of Appraisal
xxApplication for Credit-Married Persons
xxFair Debt Collection Notice
xx
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The reuired affiliated business disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89954351	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report datedxx shows the subject mortgage was originated on xx
The chain of assignment is complete as the subject mortgage is currently with xx
There is one Statement of Lien  xx
According to updated title report, there is annual combined taxxes for the year of xxis delinquent in the amount of xx which was duexx and good through date isxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the lo xx show, foreclosure process currently was put on hold due to reinstatement and death of primary borrowerxx No more evidences are available regarding further foreclosure proceedingsxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx As per payment history, the current UPB is being reflected in the amount of xx
Review of PACER, bankruptcy is not initiated on the loanxx
Reason for default is death of primary borrowerxx
Subject property is occupied by unknownxx
Foreclosure Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorney on  xxSummon & complaint of foreclosure was filed on xxHowever, latest servicing comment dated  xx show, foreclosure process  currently was put on hold due to reinstatement and death of primary borrowerxx No more evidences are available regarding further foreclosure proceedingsxx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value:  xx,xx   Variance:    Variance %:    Comment: The origixxl note shows the lender xxme is  xx,xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx,xx   Variance % xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value:  xx,xx   Tape Value xx,xx   Variance: xx,xx Variance %:  xx,xx   Comment: The origixxl note shows origixxl balance as  xx,xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The foreclosure invoice document shows the complaint filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:  xx,xx Tape Value:  xx,xx  Variance: -xx (Days)   Variance %:    Comment: The origixxl note shows the maturity date asxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: xx,xx Comment: The origixxl note shows the stated remaining term months are xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge testxx
Loan data is xxwhich is compared with  xx and variance is - xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
This loan failed the TILA APR testxx
According to final TIL, APR is xx which is compared with  xx and variance is  xx
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than xx of xx percentage point above or below the APR as determined in accordance with the actuarial methodxx
This loan failed the TILA foreclosure rescission finance charge testxx
The finance charge isvThe disclosed finance charge of  xxis not considered accurate for purposes of rescission because it is understated by more than xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test :Loan Data xx Comparison Data xx Variance  xx
This loan failed the TILA foreclosure rescission finance charge test :Loan Data xx Comparison Data xx Variance-xx
This loan failed the TILA APR test : Loan Data xx Comparison Data  xx Variance  xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Acct Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Subject property is located at  xx
Following state disclosures are is missing from the loan file :-
xxAuthorization Fees, Charges and Exxpenses for  xx
xxAnti-Tying Disclosure
xxFinancial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Form Disclosure is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63125209	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
No assignment has been found; however, the latest assignment is with the lend xx
There are several judgments and liens against the borrower or subject property have been found which are as followsxx
xxThere are three federal taxx liens against the borrower  xx
xxThere are four code enforcement liens against the subject property is in the favor of  xx
xxThere are four state taxx liens against the borrower  xx
xxThere is one water/sewer lien against the subject property in the favor of xx
Annual city taxxes of xxare duexx in the amount ofxx
Annual city taxxes of xxhave been paidxx
No prior years delinquent taxxes have been foundxx

According to a review of the payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date for payment isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per the notexx

Collections Comments: According to the review of the servicing commentsxx The loan is currently in bankruptcy and the nexxt due for the regular payment isxx The last payment was receivedxx, in the amount of xx which was applied forxx The UPB reflected in the payment history is in the amount of xx
As per the comment datedxx, the reason for default of the borrower was xx
The loan hasn’t been modified once since originationxx The borrower has been maxxpayment as per the notexx
As per the foreclosure document located at xx the foreclosure was initiated by the lender xx, xx The complaint was filed o xx The foreclosure judgment was entered on xx with the foreclosure judgment amount of xx The foreclosure sheriff's sale date was scheduled on  xx; however, the foreclosure file was put on hold as the borrower has filed bankruptcy under chapter xx As per the foreclosure document, the sale date later it was postponed on  xx The finally the sale date was postponed to xx
According to the PACER, the borrower xx has filed bankruptcy under chapter-xx with the  xx The POC was filed by the creditor xx, xx with the POC amount xx and the amount of arrearage is xxAs per the proposed chapter xx plan the debtor was supposed to pay to the  xx months there is no comment indicating a cram downxx  The date of last filing bankruptcy was on xx
As per the comment datedxx,  the subject property has been occupied by the non-ownerxx No damage pertaining to the subject property has been foundxx

Foreclosure Comments:As per the foreclosure document located at xx the foreclosure was initiated by the lender xx, xx The complaint was filed on  xx The foreclosure judgment was entered on  xxwith the foreclosure judgment amount of  xx The foreclosure sheriff's sale date was scheduled on  xx however, the foreclosure file was put on hold as the borrower has filed bankruptcy under chapter xx As per the foreclosure document, the sale date later it was postponed on  xx The finally the sale date was postponed to xx The loan is in the active bankruptcyxx
Bankruptcy Comments:According to the PACER, the borrower xx The POC was filed by the creditor xx, xx with the POC amount xxand the amount of arrearage is xxAs per the proposed chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months there is no comment indicating a cram downxx The date of last filing bankruptcy was on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-xx Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value xx,xx Tape Value: xx,xx|---| |----| Comment: As per the pacer, the current bk case xx,xxTape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: as per the POC document, the POC date isxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the note, first rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the note, lender xxme is xx,xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value:  xx,xx  Tape Value: xx,xx   Variance: xx,xx   Variance %:  xx,xxComment: As per the note, Maxx rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value:  xx,xx   Variance: xx,xxVariance %: xx,xx   Comment: AS per the payment history, the borrower was delinquent for xx monthsxx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx,xxVariance: - xx,xx Variance %:  xx,xx  Comment: As per the note, neg-arm limit percent is xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance:  xx,xx  Variance %:    Comment: As per the note, nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx,xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the note, stated maturity date is xx,xx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "The copy of final hud-xx document is illegible; however, some points and fees are hand written by the settlement agentxx"	* Application Missing (Lvl xx) "Final application/xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Servicer Providers is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be determine from the available loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Form is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79854742	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xxhe chain of assignment has been completedxxCurrently, the assignment is with xxNo active liens and judgments have been found against the borrower and subject propertyxxFirst combined taxxes of xxhave been paid in the amount of xx Second county taxxes of xxhave been due in the amount of xx No, any prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower is delinquent from xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the notice of payment change located at xx	Collections Comments:As per the servicing comment as ofxx, the loan is active in the bankruptcy and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the notice of payment change located at xxThe reason for default is curtailment of incomexx As per the comment datedxx, the borrower had deceasedxx No, any further details have been found regarding the borrower name and date of deathxx The death certificate is not found from the loan filexx As per the comment datedxx, the sale was scheduled o xxAs per the comment datedxx, the loan is in foreclosure and file was referred to an attorney on xxHowever, the foreclosure was put on hold due to the borrower xxhad filed bankruptcy under chapter-xx with the case xx The POC was filed by Creditor xx According to Chapter-xx plan debtor will pay the xxAs per the chapter xx plan, the borrower has promise to pat for trustee in the amount of xx for xx monthsxx The subject property is owner occupiedxx No damage and repairs have been foundxx
Foreclosure Comments:As per the comment datedxx, the sale was scheduledxx As per the comment datedxx, the loan is in foreclosure and file was referred to an attorneyxx The complaint was filedxx with the case xx However, the foreclosure was put on hold due to the borrower  xxhad filed bankruptcy under chapter-xx with the case xx
Bankruptcy Comments:The borrower xx The plan was confirmedxx The POC was filed by Creditor xx for the secured claim amount of xxand arrearage in the amount of xx According to Chapter-xx plan debtor will pay the xxAs per the chapter xx plan, the borrower has promise to xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx,xx Tape Value: xx,xx---| xx,xx |----| xx,xx Comment: The ARM indexx margin percent is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx   Tape Value: xx   Variance:  xx,xx  Variance % xx,xxComment: The ARM lifetime cap rate xx   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx,xxVariance % xx,xx   Comment: The ARM lifetime floor percent is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx,xx Tape Value: xx,xx Variance:    Variance %:    Comment: As per tape data Current BK case# is  xx,xx and as per review it i xx,xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Current BK POC date is xx,xx and as per review it is xx,xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The deferred   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data First Rate change date isxx and as per review it isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value:  xx,xx   Variance:    Variance %:    Comment: As per tape data Lender xxme is  xx,xx Incxx and as per review it  xx,xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value:  xx,xx   Variance:  xx,xx   Variance % xx,xx   Comment: As per tape data Maxx Rate at first adjustment is xx % and as per review it is xx %xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: $ xx,xxTape Value:  xx,xx Variance xx,xx Variance %: xx,xx  Comment: As per tape data Origixxl Balance of loan amount is xx,xx and as per review it is  xx,xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value xx,xxTape Value:  xx,xx  Variance:    Variance %:    Comment: As per tape data Property Address Street is xx,xxand as per review it i xx,xx Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Origixxl Balance of loan amount is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx,xx  Tape Value: xx,xxVariance: -xx (Days)   Variance %:    Comment: The maturity date is xx xx,xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value xx,xx Variance: -xx Variance %: - xx,xx Comment: The remaining terms are xx monthsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The initial Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "The loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Bellow state disclosures are missing from loan file;
Choice of Insurance Disclosure
Signed Closed-end Credit Agreement Notice"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value unable to be determined from the available loan filesxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from loan filexx"
* Right of Rescission (Lvl xx)     "As per the recorded mortgage which was originated on  xxHowever, the second borrower signature is not available for I wish to cancelxx The borrower is delinquent from xx months and nexxt due date isxx The last payment was receivedxx The new UPB is reflected in the amount of xx"
																									* TIL not hand dated (Lvl xx) "The final TIL is not hand dated by the borrowersxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14905075	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.940%	$1,447.33	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx shows the mortgage was originated on xx
The chain of the assignment has been completed as the mortgage is with the current assignee xx
According to the Updated Title Report datedxx, the Subject mortgage was originated on xx
First was recorded on xxin the amount of xx
Second was recorded on  xxin the amount of  xx
No release found for above said senior mortgagesxxUnable to verify that the above said senior mortgage have been paid or not as the final HUD-xxis missingxxThe Final Title Policy at the origination does not reflect any exxception for a senior mortgagexxIt shows a clear titlexxPossible title claim can be filedxxIt can be cure if above said senior mortgages will paid in full and release of mortgage is made and recordedxx
There is one junior mortgage in the amount of xx in favor of  xx
The annual installments of combined taxxes for the year xxhave been paid in the amount ofxx
No prior year delinquent taxxes have been foundxx
Review of updated payment history shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower is maxxpayments as per the modification agreement made on xx

Collections Comments:The review of comment history shows that the loan is in bankruptcyxx The loan is in delinquency for xx months and borrower is not maxxhis monthly paymentsxx The last payment was receivedxx in the amount of xx with interest rate of xx for the due date ofxx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower is maxxpayments as per the modification agreement made on xx
As per mod the borrower had given promise to pay the UPB of xx According to the mod the borrower has promised to pay the interest rate of xx with P&I xx with Fixxed amortized type and the first payment had begun from xx and ends with the maturity date of xx

The borrower had filed the bankruptcy under chapter xx with the Casev  The plan was confirmed on  xx The post petition due date wasxx The POC was filed on v with the claim amount ofvand amount of arrearage is xx as per chapter xx plan the debtor shall pay xx monthly to the creditorxx The value of collateral was  xx
According to the servicing comments and available documents the foreclosure process was initiated and referred to an attorney on v The complaint was filed on  xx but the foreclosure was put on hold due to the bankruptcy filed by borrower on  xx The loan is in active bankruptcyxx No further details have been found regarding the foreclosurexx

According to the Updated Title Report datedxx, the Subject mortgage is at lower lien position and it was originated on  xx and it was recorded on  xx There are two active senior mortgage originated by the borrower on the subject property in favor of xx First was recorded on xx in the amount of xx Second was recorded on vin the amount of xx
No release found for above said senior mortgagesxx Unable to verify that the above said senior mortgage have been paid or not as the final HUD-xx is missingxx The Final Title Policy at the origination does not reflect any exxception for a senior mortgagexx It shows a clear titlexx Possible title claim can be filedxx It can be cure if above said senior mortgages will paid in full and release of mortgage is made and recordedxx

The reason for default is exxcessive obligations and the property is owner occupiedxx No comments found regarding the damage/repair to the propertyxx
Foreclosure Comments:According to the servicing comments and available documents the foreclosure process was initiated and referred to an attorney on  xx The complaint was filed on xx but the foreclosure was put on hold due to the bankruptcy filed by borrower on xx The loan is in active bankruptcyxx No further details have been found regarding the foreclosurexx
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the Case xx The plan was confirmed on xxThe post petition due date was xx The POC was filed o xxwith the claim amount of xx and amount of arrearage is xx as per chapter xx plan the debtor shall pay xx monthly to the creditorxx The value of collateral was xx	Since origination the loan was modified oncexx
The Loan Modification agreement was made on an effective date of xx,xxbetween “ xx,xx(Lender)xx
The borrower had given promise to pay the UPB of xx According to the mod the borrower has promised to pay the interest rate of xx with P&I xx,xx with Fixxed amortized type and the first payment had begun from  xx,xx and ends with the maturity date of xx,xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Disclxx
HUD-xx Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx,xx Tape Value: xx,xx|---| |----| Comment: No discrepanciesxx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC date isxx However the tape shows that it isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xxTape Value: xx,xx  Variance:    Variance %:    Comment: The lender xxme is W xx,xx However the tape shows that it is  xx,xx Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value:  xx,xx Varian xx,xx   Variance %:  xx,xx   Comment: The loan origixxl maturity term month is  xx,xx xx However the tape shows that it is xx,xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: - xx,xx Variance %: - xx,xx   Comment: The borrower is delinquent from xx monthsxx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value:  xx,xx   Tape Value: xx,xx   Variance:  xx,xx  Variance %:  xx,xx  Comment: The origixxl balance is  xx,xx However the tape shows that it is xx,xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx  Tape Value: xx,xx   Variance:    Variance %:    Comment: The property address  xx,xx However the tape shows that it is  xx,xxTape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: -xx (Days) Variance %: Comment: The foreclosure complaint date is not availablexx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "The final HUD-xx is missing from the loan filexx Also the Itemization or Estimated HUD-xx are not availablexx"	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "The final TIL is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx and the required disclosures are missing in the loan file as followxx
xx Placement of Insurance Disclosure
xx TN Consent to Disclosure of Insurance Information
xx Choice of Agent/insurer
xx Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The Servicing Transfer disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan filexx"
																									* Right of Rescission missing or unexxecuted (Lvl xx) "The ROR document is missing from the loan filexx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58584581	xx	615	Not Applicable	40.272%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was recorded on xx
The chain of assignment had been complete as, currently  xx
Active Judgments and Liens;
xx) One civil judgment pending against that the borrower  xx
Property Taxx Status:
xx) xx installment county taxxes for the year xxhad been paid in the amount of xx
xx) xx installment county taxxes for the year of xxare due for the amount of xx tillxx
xx) xx installment County taxxes for the year of xxhave been paid in the amount of xx
xx) xx installment county taxxes for the year of xxhave been paid in the amount of xx
No prior year delinquent taxxes have been found pendingxx
Review payment history as of datedxx shows that the borrower is not maxxregular paymentsxx The loan payments are currently xx months delinquentxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to the original ARM notexx	Collections Comments:Collection comments available fromxx tillxx shows that the borrower is not maxxregular paymentsxx The loan payments are currently xx months delinquentxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to the original ARM notexx
Collection comment datedxx shows that the foreclosure was initiated in the loanxx The foreclosure was referred to attorney on  xx Available notice of lis pendence with case xxshows that foreclosure complaint was filed on xx
Collection comments are available only tillxx Hence, further information regarding foreclosure activity is unavailablexx
The borrower has not yet filed bankruptcyxx
Collection comment datedxx shows that the subject property is owner occupant with no visible damages or repairsxx
Foreclosure Comments:Collection comment datedxx shows that the foreclosure was initiated in the loanxx The foreclosure was referred to attorney on  xxAvailable notice of lis pendence with xx shows that foreclosure complaint was filed on  xx
Collection comments are available only tillxx Hence, further information regarding foreclosure activity is unavailablexx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value xx,xx |---| xx,xx|----| xx,xx Comment: Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Certificate of xx,xx - Weekly Average   Tape Value: xx,xx- xx,xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx   Tape Value: xx   Variance: xx,xx   Variance %:  xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx,xx Variance: - xx,xxVariance %: - xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx,xx Variance:  xx,xx   Variance %:  xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value:  xx,xx  Tape Value:  xx,xxVariance:  xx,xx Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is not signed by the borrowerxx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "According to ROR transaction date is xx xxand according to final HUD-xx settlement date is xx however, note date isv
																									* Settlement date is different from note date (Lvl xx) "According to final HUD-xx the settlement date is xx xxhowever, note date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61787946	xx	705	712	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$2,838.78	2.875%	$1,676.12	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx, states that the subject mortgage was originated on xx
The chain of assignment has been completed as the lender is from  xx
There are two junior mortgages, the first was originated on  xx
The second was originated on  xx
 xx
There are no active judgments or liens foundxx
The xxfirst installment county taxxes have been paid in the amount ofxx
The xxsecond installment county taxxes have been due in the amount ofxxfor the due datexx; however, no prior year delinquent taxxes have been foundxx
Review of payment history as of datedxx shows that the borrower is not maxxregular paymentsxx The loan payments are currently xx months delinquentxx The nexxt due date isxx The last payment was receivedxx in the total amount of xx for the due date ofxx The current unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to modification agreement made on effective date of xx	Collections Comments:The collection comments review as ofxx, states that the loan is in an active collection and the nexxt due date isxx As per collection comments, for the reason for default is increased exxpenses due to house repairsxx
The loan has been modified twice since origination; however, it was effectively modified on xx As per modified terms the borrower promises to pay the UPB of xx with the deferred amount of xx and interest bearing amount of xx with the initial interest rate of xx which will step up in five steps up to xx and P&I of xx The payments were started from  xx and the maturity date will b xx
This modification agreement does not contain balloon provisionxx
As per document located at  xx
According to the PACER records, the borrower has filed the bankruptcy under chapter xx with case xx however, the debtor was discharged on xx and the case was terminated on  xx
The reaffirmation agreement was filed on  xx according to which the xx to be paid under reaffirmation with the repaymenterms of xx per month for xx monthsxx
As per tape data, the foreclosure complaint was filed on xx however, no comments or documents have been found stating foreclosure details and no further information pertaining to that has been foundxx
As per collection comments, the property has been owner occupied and as per comments dated  xx the recent hardship was due to house repairs; however, no further information pertaining to damage or estimated repairs has been foundxx

Foreclosure Comments:As per tape data, the foreclosure complaint was filed on  xx however, no comments or documents have been found stating foreclosure details and no further information pertaining to that has been foundxx
Bankruptcy Comments:According to the PACER records, the borrower has filed the bankruptcy under chapter xx with cas xx however, the debtor was discharged on xx and the case was terminated on xx
The reaffirmation agreement was filed on xx according to which the xx to be paid under reaffirmation with the repaymenterms of xx per month for xx monthsxx
This xx step modification agreement was made on xx,xxbetween the lender xx,xx and the borrower " xx,xx As per modified terms the borrower promises to pay the UPB of xx with the deferred amount of xx,xx and interest bearing amount of xx with the initial interest rate of xx which will step up in five steps up to xx and P&I of xx,xx The payments were started fromxx and the maturity date will be xx,xx
This modification agreement does not contain balloon provisionxx
As per document located at xx,xx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The Note reflects the lender xxme as xx,xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: he Modification reflects the amortization type is stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx,xxVariance %:  xx,xx   Comment: As per note, the loan maturity terms are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: xx,xx Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is not signed by the borrowerxx"	* Application Missing (Lvl xx) "Final application is missing from the loan filesxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing from the loan filesxx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in xx following required state disclosures are missing from the loan filesxx
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
 xx
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to calculate operative indexx value from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan filesxx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "ROR transaction date is  xx HUD-xx shows settlement date is xx xxhowever, note date is  xx
																									* Settlement date is different from note date (Lvl xx) "Final HUD-xx shows settlement date is xx however, note date i xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31088949	xx	638	585	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$39,041.27	2.000%	$599.47	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx states that the subject mortgage was originated on xx
The chain of the assignment has been missingxx
There are a couple of outstanding liens/judgments against borrower/property are as followsxx
xxThere are seven water sewer liens in the total amount of xx which was filed by xx
xxThere are civil judgments in the amount of  xxwhich was filed by xx
Annual county taxxes have been paid in the amount of xx
No delinquent taxxes have been located for the prior yearxx
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the modification termsxx
The borrower is currently xx months behind his scheduled paymentsxx
Collections Comments:As per the foreclosure document locato xx
It was referred to the attorney on xx
Complaint was filed on xx
Currently foreclosure process was put on hold due to loss mitigationxx
No further information is available to understand the current status of foreclosure processxx
Borrower wants to keep the propertyxx Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan currentxx
Available servicing comment shows that the subject property is owner occupied and is in good conditionxx No damages have been observedxx
The reason for default is as follows:
The Borrower is unemployedxx
There is no source of incomexx
The modification agreement was made on xxbetween borrower and Lenderxx As per MOD document locator  xxlender agreed to forgive the principal amount of xx from UPB which exxceeds more than xx from modified UPBxx
No bankruptcy was filed by the borrower till datexx

Foreclosure Comments:As per the foreclosure document locator  xx
It was referred to the attorney on  xx
Complaint was filed on  xx
Currently foreclosure process was put on hold due to loss mitigationxx
No further information is available to understand the current status of foreclosure processxx

Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx,xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning fromxx The new principal balance is xx The maturity date isxx Rate will be changed in xx stepsxx
Reason for Modification is Financial Hardshipxx
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx   Tape Value: xx, xx   Variance:    Variance %:    Comment:  xx,xx Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx   Comment: Loan maturity terms are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUDxx is not exxecuted by the borrowerxx"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan filexx
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "Settlement date as per HUDxx is xx and the note date isv, which is different from each otherxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24071700	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,322.11	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
No assignments have been found; however, the current assignment is with the lender  xx
There are two active junior mortgages against the subject property which are as followsxx
xxThe first is in the favor of xx
xxThe second is in the favor of  xx
There is an active civil judgment against the borrower xx
First and second combined installment taxxes of xxhave been paid each in the amount of xx
Third combined installment taxxes of xxhave been paid in the amount ofxxand fourth combined installment taxxes of year xxare in the amount ofxx
No prior years delinquent taxxes have been foundxx

According to a review of the payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date for payment isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per the modification which was made on xx	Collections Comments:According to the review of the servicing commentsxx The loan is currently in the active foreclosure and the nexxt due for the regular payment isxx The last payment was receivedxx, in the amount of xx which was applied forxx The UPB reflected in the payment history is in the amount of xx
As per the comment datedxx, the reason for default was an illness of the principal borrowerxx
The loan has modified once since originationxx As per the modification agreement which was made on xx The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning fromxx till the maturity date of xx  The new principle balance stated in the Modification is in the amount ovxx No, any deferred amount has been given in the modificationxx  Hence, the interest-bearing amount is xx This modification does not contain any balloon provisionxx
No information pertaining to bankruptcy has been foundxx
As per the servicing comments, the foreclosure was initiatedxx The file was referred to an attorney on  xxand complaint was filed on xx However, no further details related to foreclosure hold or delay has been foundxx
As per the servicing comments, the subject property has been occupied by the owner and is in average conditionxx No damage pertaining to the subject property has been foundxx Also, the latest BPO report is missing from the loan filexx

Foreclosure Comments:As per the servicing comments, the foreclosure was initiatedxx The file was referred to an attorney on  xx and complaint was filed on vxx However, no further details related to foreclosure hold or delay has been foundxx
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx,xx between the borrower xx and the lender “xx, xx”xx The borrower promises to make a monthly payment of xx,xx with the rate of interest xx, beginning from xx,xxtill the maturity date of xx,xx The new principle balance stated in the Modification is in the amount of xx,xx No, any deferred amount has been given in the modificationxx Hence, the interest-bearing amount is xx,xx This modification does not contain any balloon provisionxx

Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value: xx,xx  Variance:    Variance %:    Comment: As per the note, the lender xxme is xx,xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per the modification, loan amortization type is stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:  xx,xx Comment: As per the note, loan origixxl maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value xx,xxTape Value:  xx,xx   Variance: xx   Variance % xx,xx   Comment: As per the note, origixxl balance is xx,xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the comments, the S&C filing date is xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application/xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of Servicing Transfer Document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine the operative indexx value from the available loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Form is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62550846	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$5,175.92	8.250%	$1,140.08	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originated on xx
The chain of assignment is completexxThe latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
xx) Civil Judgment against xx  in favor of xx
Annual taxxes are in the amount ofxx
xxannual combined taxxes are paid tillxx in the amount ofxx
Provided payment history as ofxx, reveals that the loan is in delinquency for xx monthsxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is in active bankruptcyxx Provided payment history fromxx toxx reveals that the loan is in delinquency for xx monthsxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairsxx It is in average conditionxx
The reason for default of borrower is exxcessive obligationsxx The borrower is not maxxregular payments as per loan modificationxx The loan was modified once since originationxx The loan modification was last effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixxed amortized type and it was beginning from first payment date on xx and ends with the maturity date of  xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on  xx The unpaid principal balance that has been amortized is  xxas an interest bearing amountxx
No information pertaining to foreclosure has been found in the latest xx months servicing commentsxx
According to the foreclosure miscellaneous document available in the updated title report, states that the foreclosure was initiated on the subject property in xx The foreclosure file was referred to attorney on  xx The complaint was filed by attorney with case xx The foreclosure file was put on hold due to bankruptcy filed by the borrower on xx
The borrower Danny Kent Moore had filed bankruptcy under chapter xx with case xx
Foreclosure Comments:According to the foreclosure miscellaneous document available in the updated title report, states that the foreclosure was initiated on the subject property in xx The foreclosure file was referred to attorney on  xx The complaint was filed by attorney with case xx The foreclosure file was put on hold due to bankruptcy filed by the borrower on xx
Bankruptcy Comments:The borrower xxThe plan was confirmed on  xx
Loan Modification agreement was made between borrower xx,xx with xx,xx on effective date of xx,xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx,xx with fixxed amortized type and it was beginning from first payment date on xx,xxand ends with the maturity date of xx,xx
The borrower had also promised to pay the deferred balance in the amount of xx,xx on the maturity date on  xx,xx The unpaid principal balance that has been amortized is xx as an interest bearing amountxx
Affiliated Business Disclosure Credit Application Credit Report Document Showing a Indexx Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx,xx Tape Value: xx,xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value:  xx,xx  Variance:    Variance %:    Comment: Used data from note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: - xx,xx  Variance %: - xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx,xx  Tape Value: xx,xx  Variance: xx   Variance  xx,xx Comment: xx cent difference   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: No foreclosure docs found   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: No foreclosure docs found   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Note data used Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing from the loan filexx
Amortization Schedule Disclosurexx
Credit Property Insurance Disclosurexx
Fee Agreementxx
Priority of Security Instrument Disclosurexx
Attorney Selection Disclosurexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "Operative indexx numerical value is unable to determine from the given lenders documentxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40686040	xx	709	642	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$1,061.47	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated xx
The chain of assignment is complete as the subject mortgage is currently wit xx
There is one junior civil judgment against the borrower found open in the amount  xxfavor of xx
According to updated title report, quarterly taxxes for the year of xx,
xx & xxth installment as well as quarterly taxxes for the year of xx, xx installment was paid in the total amount of xx Quarterly taxxes for the year of xx, xx installment is duexx in the amount of xx No delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx	Collections Comments:The loan is currently in collectionxx As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx
According to servicing comment, foreclosure is not initiated on the loanxx
Review of PACER, bankruptcy is not initiated on the loanxx
Subject property is owner occupiedxx No information has been found regarding any damage or repairxx

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx,xx between the xx,xx(Borrower) & xx, (Lender)xx The amortization type is fixxed and new unpaid Principal balance is xx,xx and modification original rate is xx and Monthly P&I is xx,xx The modification payment start date is xx,xxnd new maturity date is xx,xx

Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment:  xx,xx Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx  Comment: The origixxl maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service providers document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx
Following state disclosures are missing from the loan filexx :-
xxLead-Based Paint Disclosure
xxMortgage Loan Application Disclosure
xxCarbon Monoxxide Alarms
xxMA Smoke Detector Certificate
xxNotice of the Specific Reason for Denial of Credit
xxDemonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value unable to confirmed from the available loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24257596	xx	625	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,838.88	3.900%	$512.65	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originatedxxin the favor of xxThe chain of the assignment has been completedxxCurrently, the subject mortgage is with xxNo active judgments or liens have been found against the subject property/the borrowerxx
First installment of xxcounty taxxes has been paid in the amount of xxon xxand second installment is due in the amount of  xxon  xxNo prior year delinquent taxxes have been foundxx
According to the payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected is in the amount of xx The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of xx	Collections Comments:The loan is currently in the collection and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected is in the amount of xx The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xxand P&I of xx The reason for default is illness of the family memberxx This modification agreement was made between Lender xx
The amount of forgiven principal balance exxceeds xxof the modification amountxx According to the modification agreement dated  xx, the new principal balance is xx out of which the lender has deferred the principal balance of xx This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalent of three full monthly paymentsxx Then, on each of the first, second and third anniversaries of xxthe lender shall reduce the deferred principal balance in the installments equal to one third of the deferred principal amountxx According to review of the collection comment, the foreclosure was initiated and the sale was scheduled on v The foreclosure was again put on hold due reinstatementxx The comment datedxx states that the loan has been reinstated for the amount of xx Again, the file was referred to an attorney onvxx The comment datedxx states that the customer has wired the funds in the amount of xx and the loan has been reinstatedxx No further information has been found regarding the foreclosure dismissal in the collection commentxx According to comment datedxx, the subject property is owner occupiedxx No comment pertaining damage to the subject property has been observedxx No latest BPO report has been found in the loan filexx

Foreclosure Comments:According to review of the collection comment, the foreclosure was initiated and the sale was scheduled on xx The foreclosure was again put on hold due reinstatementxx The comment datedxx states that the loan has been reinstated for the amount of  xx Again, the file was referred to an attorney on xx The comment datedxx states that the customer has wired the funds in the amount of xx and the loan has been reinstatedxx No further information has been found regarding the foreclosure dismissal in the collection commentxx
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx,xx and Borrower xx,xx
The amount of forgiven principal balance exxceeds xx of the modification amountxx According to the modification agreement dated xx,xx, the new principal balance is xx,xxout of which the lender has deferred the principal balance of xx,xx This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalent of three full monthly paymentsxx Then, on each of the first, second and third anniversaries of xx,xx, the lender shall reduce the deferred principal balance in the installments equal to one third of the deferred principal amountxx The borrower promises to pay xx monthly with modified interest rate of xx beginning from xx,xxwith a maturity date of xx,xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xx  Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme  xx,xx Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx   Comment: as per Note, the loan origixxl maturity term in months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx  Tape Value: xx,xx  Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as xx,xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The S&C filling date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in  xx The following required State Disclosure is missing in the loan filexx
xxImpound Account Disclosure
xxCosigner Notice
xxPrivate Mortgage Insurance Disclosure
xxEarthquake Disclosure forCondominiums
xxHazard Insurance Disclosure
xxInsurer RecommendationDisclosure
xxCA Fair Lending Notice
xxAnti-Tying Disclosure
xxPrivacy Notice
xxNotice of Right to Copy of Appraisal
xxApplication for Credit-Married Persons
xxFair Debt Collection Notice
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be determined as supportive document is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The subject mortgage was originated on xxHowever, as per ROR, the transaction date  xx
																									* Settlement date is different from note date (Lvl xx) "The subject mortgage was originated onv However, according to Hud-xx, the settlement date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37887004	xx	671	686	32.559%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated xx The chain of assignment has been completedxx There are three certificate of xx There are two junior state taxx liens against the borrower xx There are xxjunior civil judgments against the borrower xx There is one junior civil judgment against the borrower xx There is one junior child support lien against the borrowerv Combined annual taxxes of xxhave been paid in the amount ofxx No, any prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower is delinquent from xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the notice of payment change located at xx	Collections Comments:According to the collection comments as ofxx, the loan is active in the bankruptcy and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the notice of payment change located at xx
The reason for default is exxcessive of obligationxx
The loan was not modified since originationxx
According to the collection comments as ofxx, the foreclosure was initiated on the loan in xxThe file was referred to attorney on xx and complaint was filed on xx The service was completed on xx However, the foreclosure was put on hold because of the borrower  xxAs per the comment datedxx, the litigation and contested action was filed for additional feesxx No, any further details have been found regarding the litigation and contested matter resolved or notxx The latest servicing comments does not reflect the any litigation and contested matterxx The loan is currently active in the bankruptcyxx The borrower has promise to pay for trustee in the amount of xx for xx monthsxx The arrearage amount is paid for the amount of xx The POC was filed by xx, xx for the secured claim amount is xxand arrearage amount is  xx Schedule-D of voluntary petition shows, unsecured portion in the amount of  xx out of claim amount xx and value of collateral is xx Did not see any comments indicating cram-downxx
According to the collection comment dated xx the subject property was damaged and the eyeball estimated repair amount i xx However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property conditionxx No details have been found regarding the insurance claimxx
The latest comment datedxx stated that the subject property is owner occupied with good conditionxx

Foreclosure Comments:According to the collection comments as ofxx, the foreclosure was initiated on the loan in xxThe file was referred to attorney on v and complaint was filed on  xx The service was completed on  xxHowever, the foreclosure was put on hold because of the borrower  xx and P xx had filed bankruptcy under chapter xx with the case xx
As per the comment datedxx, the litigation and contested action was filed for additional feesxx No, any further details have been found regarding the litigation and contested matter resolved or notxx The latest servicing comments does not reflect the any litigation and contested matterxx The loan is currently active in the bankruptcyxx
Bankruptcy Comments:The borrower xx and xxhad filed bankruptcy under chapter xx with the case xx The plan was confirmed on xx The borrower has promise to pay for trustee in the amount of xx for xx monthsxx The arrearage amount is paid for the amount of xx The POC was filed by xx, xx for the secured claim amount is xxand arrearage amount is xx Schedule-D of voluntary petition shows, unsecured portion in the amount of v out of claim amount xx and value of collateral is vxx Did not see any comments indicating cram-downxx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx,xx Tape Value: v |---| v |----| xx,xx Comment: The Note reflects the ARM Indexx Margin Percent as xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx,xx  Tape Value:v   Variance:  xx,xx  Variance %: xx,xx  Comment: The Note reflects the ARM Lifetime Floor Percent as xx,xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx,xx   Tape Value: xx,xx   Variance:    Variance %:    Comment: The BK case xx,xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The first rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last payment was receivedxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is  xx,xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx,xx   Variance %:  xx,xx Comment: The origixxl maturity terms are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value:  xx,xx   Tape Value: v Variance:  xx,xx   Variance %: xx,xx  Comment: Updated with Note and additioxxl documents in loan file   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx xx,xxTape Value:  xx,xx Variance: -v Variance %: - xx,xx  Comment: The negative amortization percent is  xx,xx  Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The nest rate change date isxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx,xx Tape Value: v   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx,xx    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx,xx Tape Value:  xx,xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The maturity date is xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the prepayment term testxx
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibitedxx
A person licensed as  xx shall have the right to charge only the following fees: (xx) application fee; and (xx)
discount points which may be labeled as an origination feexx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed xx
Prohibited Fees Test: Loan Data xx, Comparison Data :  xx Variance : xx
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in  xxThe following required state disclosures are missing from the loan filexx
xxNJ Application Disclosure
xxDelivery Fee Authorization
xxNJ Attorney Disclosure
xxUnacceptability of Insurance Notice
xxAttorney Disclosure II
xxTaxx Bill Information
xxPrivate Well Testing
xxLock-In Agreement
xxCommitment Disclosures
xxChoice of Insurer Disclosure
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value unable to be determined from the available loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan filexx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9199010	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$33,546.88	2.000%	$327.06	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated on xx There is one junior xx There are two judgments in the favor of xxThese judgments were recorded on xxand xxrespectivelyxx The county annual taxxes of xxand xxhave been paidxx No prior years delinquent taxxes have been foundxx	The payment history as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The last payment was receivedxx in the amount of xx and it was applied to the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The deferred amount is included in the UPBxx	Collections Comments:The loan is active in foreclosure; However, the sale date has not been scheduledxx The nexxt due for the payment isxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xxand rate of interest is xx The current unpaid principal balance is in the amount of $ xx
The borrower has been maxxpayments as per the loan modification agreement dated  xx
The borrower has recently tried for the loan modification but it was deniedxx The intention of the borrower is to retain the propertyxx The borrower is xx
The reason for default is the loss of income due to xxThe borrower has a  xx which was affected by the disasterxx

The property inspection report states that the xx repairs were completed but the borrower states that the problem still persistsxx
According to servicing comment datedxx, the property was damaged due to the hurricanexx The roof of the property was  xx The cost of repairs is in the amount of xx The comment datedxx states that as ofxx the repairs were xxompleted; however, the borrower stated that property still needs  xx as the roof had started  xxwhich was causing more spotsxx  To cure this problem, the ceiling needs to be re-fixxed or roof needs to be replaced to prevent further leaksxx  As per comment datedxx, the borrower had received  xxin  xxassistancexx The borrower did not contact their  xxcompany as he/she did not want to pay the high deductiblesxx

Foreclosure Comments:According to the review of the servicing comments, the foreclosure was initiated and the file was referred to an attorney on  xxNo further actions regarding the FC has been foundxx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case xx	As per the modified terms, the modified principal balance is in the amount of xx,xxOut of the modified principal balance, the lender has deferred the principal balance in the amount of xx,xxIf the borrower does not default on the new payments for the first, second, and third anniversary from the effective date of the modificationxx The borrower is eligible for conditional deferred principal balance forgiveness in the amount of xx,xx The step interest rate at the rate of xx would be charged on the interest bearing principal balancexx The new maturity date will be xx,xx	Affiliated Business Disclosure Credit Application Credit Report Flood Certificate Hazard Insurance	Field: Deferred Balance Amount Loan Value: xx,xx Tape Value: xx,xx---| xx,xx|----| xx,xx Comment: The amount of xx,xx has been fogivenxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx,xx Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated with Note and additioxxl documents in loan file   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The loan was modifed with step interest rate modiciationxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: - xx,xxVariance %:  xx,xx  Comment: The origixxl maturity term was xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx   Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The complaint filing date is uxxvailable in the servicing comments; however, the tape data reflectsxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:  xx,xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per modification, the new maturity date is  xx,xx  Tape Source: Initial   Tape Type:
																					Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: - xx,xx Comment: Updated due to the latest Modification Tape Source: Initial Tape Type:	xx: Acceptable with Warnings			* Application Missing (Lvl xx) "Final xx missing from loan filexx" * Missing credit report (Lvl xx) "Credit report is missing from the loan documentsxx" * Missing flood cert (Lvl xx) "Flood Certification missing from loan filexx" * Missing proof of hazard insurance (Lvl xx) "Hazard policy missing from loan filexx" * Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "An affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20450206	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.980%	$1,011.38	xx/xx/xxxx	Financial Hardship	As per the review of updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has not been completed, the current assignment has not been foundxx
As per the updated title report, there are xxmunicipal liens, xxate taxx lien, and xxjuniorxx
The sixx active municipal/ city/code liens are -
xx)            Municipal/ city/ code lien against the borrower’s xx
xx)            Municipal/ city/ code lien against the borrower’s xx
xx)            Municipal/ city/ code lien against the borrower’ xx
xx)            Municipal/ city/ code lien against the borrower’s  xx
xx)            Municipal/ city/ code lien against the borrower’s  xx
xx)            Municipal/ city/ code lien against the borrower’s xx
The state taxx lien was recorded on xxin the amount of xx in the favor xx
The junior mortgage was originated on  xxand recorded on xxin the amount of  xxwith lende xx
Annual taxxes of xxhave been paid in the amount ofxxNo prior delinquency has been foundxx
According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected in the amount of xx The borrower has made last payment as per the original note xx	Collections Comments:The current status of the loan is in active xx The borrower xx and xx had filed bankruptcy under chapter xx with case xxunder chapter xx The current bankruptcy status is a petition filedxx The chapter xx plan was filed on xx, as per plan the debtor supposed to pay the xx The POC was filed on xx and the amount of POC i xx and the amount of arrearage is xxThe motion for relief from stay was filed on xx
The reason for default of borrower is  xx
The loan has modified since the origination, the loan Modification agreement was made between borrower  xx and lender xx, xx and effective on  xx
The borrower promised to pay the unpaid principal balance of xx with an interest rate of xx with P&I of xx with fixxed amortized type and it was beginning from first payment date on xx and ends with the maturity date of  xx
The lender had forgiven the principal amount of xx The unpaid principal balance that has been amortized is xx as an interest bearing amountxx The modification does not contain the balloon paymentxx
The latest BPO report dated xxstate that the subject property is  xx with no visible damages or repairsxx It is in average conditionxx However, as per the comments datedxx, there are xx on the subject propertyxx No further comments regarding the damage amount have been foundxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xxhad filed bankruptcy under chapter xx with case xx on  xxunder chapter xx The current bankruptcy status is petition filedxx
The chapter xx plan was filed on xx as per plan the debtor supposed to pay the trustee the amount of xx per month for xx monthsxx
The POC was filed on xx the amount of POC is xx and the amount of arrearage  xx
The motion for relief from stay was filed on  xx
The loan Modification agreement was made between borrower xx,xxand lender xx, xx on effective on xx,xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx,xx with fixxed amortized type and it was beginning from first payment date on  xx,xxand ends with the maturity date of xx,xx
The lander had forgiven the principal amount of xx The unpaid principal balance that has been amortized is xx as an interest bearing amountxxThe modification does not contain the balloon paymentxx
Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx,xx Tape Value: xx,NxxA |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:  xx,xx Tape Value:  xx,xx Variance: xx (Days)   Variance %:    Comment: Current bk POC is  xx,xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: xx,xxVariance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx,xx  Tape Value:  xx,xx  Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx,xx Variance %: xx,xx  Comment: The loan origixxtion maturity term month is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx Comment: Mos currently delinquent per payment history is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx,xx  Tape Value:  xx,xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx,xx Variance: Variance %: Comment: S&C filling date is N/Axx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final xx missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "TILA Right of Rescission Test: FAIL

Origination Fee First Lien Test: FAIL Loan Data   xx Comparison Data   xx Variance  xx

Origination Fee & Broker Fee Test: FAIL Loan Data  xx Comparison Data  xx Variance xx
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the first lien origination fee testxx
The loan charges more than  xx origination fee (whether from the buyer or the seller)xx

This loan failed the origination fee and broker fee testxx
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA right of rescission testxx
Closed-end
The funding date is before the third business day following consummationxx
The consumer may exxercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx xxor delivery of all material disclosures, whichever occurs lastxx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "The loan Program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be determined from the available loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70142657	xx	532	556	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,467.74	xx/xx/xxxx	Financial Hardship	The updated title report datedxx shows that the subject mortgage was originated on xx
The chain of assignment has been completedxx
No active judgments or liens have been foundxx
Annual county taxxes for xx, xx& xxhave been paid in the total amount ofxx	The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the Notexx	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosurexx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of  xx The last payment was made by borrower as per the Notexx
Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completed on  xx Foreclosure lis pendens was filed on  xxwith case xx Foreclosure was contested on  xx Currently, loan is in foreclosurexx No further details have been foundxx
Comment datedxx states that Statute of Limitations date wa xx The foreclosure was started within SOL datexx The Statute of Limitations for xx
There is no bankruptcy filing found by borrowersxx
According to collection comment, no damages or repairs have been foundxx
Latest BPO report is not available in the loan filexx
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completed on xxForeclosure lis pendens was filed on  xx with case xx Foreclosure was contested on xx Currently, loan is in foreclosurexx No further details have been foundxx
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower xx,xx and lender xx,xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx,xx beginning xx,xx The new principal balance is xx,xx The maturity date is xx,xx
The lender agrees to immediately forgive the amount of  xx,xx
However, the new principal balance of  xx,xx will not affected by adjustmentxx
Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: First Payment Date Loan Value: xx,xx Tape Value: xx,xx |---| xx (Days) |----| Comment: First payment date is xx,xx, tape shows xx,xx Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value:  xx,xx   Tape Value:  xx,xx  Variance: -xx (Days)   Variance %:    Comment: First rate change date is  xx,xx, tape shows  xx,xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx,xx   Tape Value: xx,xx  Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx,xxTape Value:  xx,xx   Variance:    Variance %:    Comment: Lender xxme is  xx,xxtape shows  xx,xxTape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixxed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization type is Fixxed, tape shows ARM   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %:  xx,xx  Comment: Loan origixxl maturity term months is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance % xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: $ xx,xx   Tape Value:  xx,xx   Variance: xx   Variance % xx,xx  Comment: Origixxl balance is  xx,xx tape shows  xx,xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx Tape Value:  xx,xx  Variance:    Variance %:    Comment: Property address  xx,xx tape shows xx,xxTape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: SC filing date isxx, tape showsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from loan filesxx"
* MI, FHA or MIC missing and required (Lvl xx)     "MI certificate is missing from loan filesxx"
* Missing Appraisal (Lvl xx)     "Appraisal at the origination is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from loan filesxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51984698	xx	672	613	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$3,200.00	2.000%	$611.30	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated on xx No active judgment or liens have been found pendingxxThe chain of assignment is complete as the subject mortgage is currently with xxAccording to updated title report, xx & xx installment county taxxes of xxhave been paid in the total amount of xxAlso, xx installment county taxxes of xxare duexx in the amount of xx No delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx	Collections Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorney on xxand judgment entered on xx No more evidences are available regarding further foreclosure proceedingsxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was received on  xx in the amount xx which was applied to  xx The nexxt due date isxx The payment was received as per modification agreementxx  As per payment history, the current UPB is being reflected the amount of xx
Review of PACER, bankruptcy is not initiated on the loanxx
Reason for default is death of co borrowerxx
According to servicing comment, subject property is owner occupiedxx No information has been found regarding any damage or repairxx
Foreclosure Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorney on  xx and judgment entered on  xx No more evidences are available regarding further foreclosure proceedingsxx
Bankruptcy Comments:Not Applicable
This loan modification was done on  xx,xxbetween the  xx,xx &  xx,xx (Borrower) & xx,xx a division of xx, (Lender)xx  The amortization type is step and new unpaid Principal balance is  xx,xxand lender defer in the amount of xx,xx which was paid on maturity datexx As per modification agreement interest bearing amount is xx,xx and modification original rate is xx and Monthly P&I is xx The modification payment start date is  xx,xx and new maturity date is  xx,xx
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value: xx,xxTape Value: xx,xx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xxTape Value: xx, xx   Variance:    Variance %:    Comment: Per note in file the lender at origixxtion is  xx,xxTape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx,xx  Tape Value:  xx,xxVariance: - xx,xxVariance %:  xx,xxComment: Origixxl Loan maturity term per note is xx,xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance:  xx,xx  Variance %: - xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx,xx Variance: Variance %: Comment: xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Subject property is located at xx
Following state disclosures are missing from the loan filexx :-
xx) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx
xx) IL Collateral Protection Insurance Noticexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Form is missing from the loan filexx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95596120	xx	Unavailable	Not Applicable	28.268%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$1,151.25	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated xx
The chain of the assignment has been completed as no assignment has been done by  xx
There is a state taxx lien in the favor of  xx
There is a state taxx lien in the favor of  xx
There is a state taxx lien in the favor of  xx
There is a state taxx lien in the favor of xx
There is an IRS lien in the favor of xx
There is a state taxx lien in the favor of  xx
There is a junior lien in the favor  xx
There is an HOA lien in the favor of xx
There is an HOA lien in the favor of  xx
The first installment county taxxes of xxhave been paid in the amount of xx
The second installment county taxxes of xxare due in the amount of xx
The annual county taxxes of xxhave been paid in the amount of xx
No delinquent taxxes have been found for the prior yearxx

The review of the payment history reveals that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for the due date ofxx The current P&I is xx and the rate of interest is xx The current unpaid principal balance reflected is in the amount of xx The borrower has been maxxthe payments as per the modification agreementxx	Collections Comments:The review of the collection comment shows that the loan is in the collection and the nexxt due date for the payment isxx The borrower had filed the bankruptcy chapter xx with the casev and the plan is not confirmed yetxx The bankruptcy was discharged on xx and terminated on xx The date of the last filing the bankruptcy wa xx The schedule-D in Voluntary petition shows that xx as unsecured portion out of claim amount of xx No comment indicating a cram down has been foundxx The review of the payment history reveals that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was received on xx in the amount of xx for the due date ofxx The current P&I is xx and the rate of interest is xx The current unpaid principal balance reflected is in the amount of xx The borrower has been maxxthe payments as per the modification agreementxx The loan modification agreement was made between the borrower xx and the lender xx on xx The loan has been modified once since originationxx The reason for default has not been foundxx No damage and repairs have been foundxx No information pertaining to foreclosure has been foundxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy chapter xx with the case xxand the plan is not confirmed yetxx The bankruptcy was discharged xxand terminated on xx The date of the last filing the bankruptcy was xxThe schedule-D in Voluntary petition shows that xxas unsecured portion out of claim amount of $ xxNo comment indicating a cram down has been foundxx	The loan modification agreement was made between the borrower xx,xx and the lender xx, xx on xx,xx The modified UPB is in the amount of xx with an interest rate of xx and P&I of xx,xx The first payment started from xx,xxtill the maturity date of xx,xxThere is no provision for the balloon payment and it does not have modification stepsxx The loan has been modified once since originationxx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value: xx,xx Tape Value xx,xx|---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx,xxIts Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is  xx,xx Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx,xx   Comment: Loan origixxl maturity terms months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx  Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:  xx,xx   Variance:    Variance %:    Comment: No information pertaining to foreclosure have been foundxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value xx,xx Variance: Variance %: Comment: No information pertaining to foreclosure have been foundxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan filexx However, the values are updated as per the initial application located at xx
* Application Not Signed by All Borrowers (Lvl xx)     "The final application is missing from the loan filexx However, the values are updated as per the initial application located a xx
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the  xx The following state disclosures are missing from the loan filexx
xxImpound Account Disclosurexx
xxCosigner Noticexx
xxPrivate Mortgage Insurance Disclosurexx
xxEarthquake Disclosure forCondominiumsxx
xxHazard Insurance Disclosurexx
xxInsurer RecommendationDisclosurexx
xxCA Fair Lending Noticexx
xxAnti-Tying Disclosurexx
xxPrivacy Noticexx
xxNotice of Right to Copy of Appraisalxx
xxApplication for Credit-Married Personsxx
xxFair Debt Collection Noticexx
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "According to the final HUDxx, the settlement date is xx which is different from the Note of xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95705298	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.870%	$445.93	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx, reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completedxxNo assignments have been foundxx
No judgment and liens were open against the borrowerxx
Annual county taxxes of xxhave been paidxx  in the amount ofxx
Annual county taxxes of xxhave been paidxx in the amount ofxx
Annual county taxxes of xxhave been paidxx in the amount ofxx
No prior years delinquent taxxes have been foundxx

According to a review of the payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date for payment isxx The last payment was receivedxx in the amount of xx which was appliedxx The UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per Modification in xx	Collections Comments:The loan is currently in Foreclosure and nexxt due date for payment is xx The last payment was received on xxin the amount of xx which was appliedxx The UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per Modification in xx
The loan has been modified only once since originationxx It is effective from between the borrower xx and the lender  xx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx
The borrower promises to pay the monthly P&I of xx beginning from xxThe maturity date is xx The interest-bearing amount is xx
This modification does not contain any balloon provisionxx However, there is principal reduction alternativexx The amount of xx of the principal balance is eligible for forgivenessxx Hence, amount of principal forgiven exxceeds  xx modification amountxx
The reason for default from the servicing comment is Exxcessive Obligationsxx
The foreclosure was initiatedxx The file was referred to an attorney xx The complaint was filed on  xxNo further details found about foreclosurexx
According to the servicing comment, the bankruptcy has not been filedxx
No damage pertaining to the subject property has been foundxx
As per servicing comment, the subject property has been occupied by the owner and is in average conditionxx

Foreclosure Comments:The foreclosure was initiatedxx The file was referred to an attorney on xxThe complaint was filed o xx No further details found about foreclosurexx

Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx,xx and the lender xx,xxThe Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx
The borrower promises to pay the monthly P&I of xx beginning from  xx,xx The maturity date is xx,xxThe interest-bearing amount is xx
This modification does not contain any balloon provisionxx However, there is principal reduction alternativexx The amount of xx of the principal balance is eligible for forgivenessxx Hence, amount of principal forgiven exxceeds  xx,xx of modification amountxx
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Last Payment Received Date Loan Value: xx,xx Tape Value: xx,xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: v   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per Note the lender xxme is W xx,xxHowever, tape reflects xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per Note the amortization type is Stepxx However, tape reflects Fixxedxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx,xx Tape Value: v  Variance: - xx,xx   Variance %:  xx,xxComment: As per Note the maturity term months are xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx   Tape Value:  xx,xx   Variance:    Variance %:    Comment: As per Note the address is  xx,xxHowever, tape reflects xx xx,xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx,xxTape Value: xx,xx Variance: xx (Days) Variance %: Comment: As per comments the S&C filing date is xx,xxHowever, tape reflects xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of servicing providers disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in  xx Following disclosures are missing from the loan filexx
xxAnti-Coercion Notice
xxTitle Insurance Disclosure
xxRadon Gas Disclosure
xxInsurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to determinexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35032325	xx	652	715	Unavailable	First	Final policy	Not Applicable	x	xx	xx	$105,945.88	2.000%	$810.89	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxxwith lender xxwhich was recordedxx
The chain of the assignment has been completedxxCurrently, the mortgage is with xxwhich was recordedxx
xx) There is a junior mortgage in the favor of xxwhich was recordedxxfor the amount of xx
The first and second installment county taxxes of xxare due in the amount xx for the due datexx andxx The third and fourth installment county taxxes of xxhave been paid in the amount of xx No delinquent taxxes have been found for the prior yearxx
The review of payment history shows that the borrower has been delinquent for xx months and nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for due datexx The UPB is reflected in the amount of xx ill the due date ofxx The borrower has been maxxthe payments as per the modification agreementxx
Collections Comments:According to servicing comments, the loan is in active foreclosurexx The foreclosure was initiated and the file was referred to an attorney on xxThe foreclosure complaint was filedxx However, No further information has been found regarding foreclosurexx
The reason for default per servicing comments is Illness of the borrower family memberxx The review of payment history shows that the borrower has been delinquent for xx months and nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for due datexx The UPB is reflected in the amount of xx ill the due date ofxx The borrower has been maxxthe payments as per the modification agreementxx
The modification agreement was madexx between the borrower xx  and lender xx, xx The borrower promises to make a monthly payment of xx with the rate of interest xx for xx months, then xx with the rate of interest xx for xx months and xx with the rate of interest xx beginning fromxx till maturity datexx The deferred balance amount is xx and interest-bearing amount is xx The New Principal Balance stated in the modification is xx However, The lender has forgiven principal in the amount of xx Hence, the forgiven amount exxceeds xx of the modified principal balancexx
No information pertaining to bankruptcy has been foundxx
The latest property inspection report is not available in the loan file to determine current property conditionxx No damage and repairs have been foundxx

Update:
As per the collection comment datedxx, the servicer asked for the payment then the borrower stated that he has COVID-xx and wants to schedule one payment for that monthxx Further details are not providedxx
As per the collection comment datedxx, the borrower claimed her roof is discolored and needs to be replacedxx Further details are not providedxx

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorneyxx The foreclosure complaint was filedxx However, No further information has been found regarding foreclosurexx
Bankruptcy Comments:Not Applicable	The modification agreement was made o xx,xxbetween the borrower xx,xx and lender xx, xx The borrower promises to make a monthly payment of xx with the rate of interest xx for xx months, then xx with the rate of interest xx for xx months and xx with the rate of interest xx beginning fromvtill maturity date xx,xx The deferred balance amount is xx and interest-bearing amount is xx The New Principal Balance stated in the modification is xx,xx However, The lender has forgiven principal in the amount of $ xx,xx Hence, the forgiven amount exxceeds xx of the modified principal balancexx	Affiliated Business Disclosure Credit Application Final Truth in Lending Disclxx Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last xxme Loan Value: xx,xx Tape Value: xx,xx |---| |----| Comment: As per Note, the last xxme of borrower xx,xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value:  xx,xx  Tape Value:  xx,xx  Variance: -xx (Days)   Variance %:    Comment: As per Note, the first payment date is  xx,xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:  xx,xx  Tape Value:  xx,xx  Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Stepxx    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: - xx,xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx,xx  Tape Value:  xx,xx  Variance:    Variance %:    Comment: As per Note, the property address is xx xx,xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx,xx Tape Value: xx,xx Variance: -xx (Days) Variance %: Comment: S&C filling date is xx,xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the  xx
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibitedxx
Prohibited Fees Test: FAIL  xx
* Final TIL Missing or Not Exxecuted (Lvl xx)     "The final TIL is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located xx The following state disclosures are missing from the loan filexx
xxDelivery Fee Authorization
xxNJ Attorney DisclosurexxUnacceptability of Insurance Notice
xxAttorney Disclosure II
xxTaxx Bill Information
xxPrivate Well Testing
xxLock-In Agreement
xxCommitment Disclosures
xxChoice of Insurer Disclosure
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The affiliated business form disclosure is missing from the loan filexx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88455956	xx	685	688	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,659.33	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage originatedxxwith xx and was recordedxxNo chain of assignment was foundxx
First installment of annual county property taxx for the year xxis paidxx in the amount ofxx
Second installment of annual county property taxx for the year xxis paidxx in the amount ofxx
First installment of combined annual county property taxx for the year xxis paidxx in the amount ofxx
Second installment of combined annual county property taxx for the year xxis duexx in the amount ofxx
First installment of annual school taxx for the year xxis paidxx in the amount ofxx
Second installment of annual school taxx for the year xxis duexx in the amount ofxx
No active judgments or liens found against the subject propertyxx	Review of the updated payment history as ofxx shows that the loan is in delinquency for xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx	Collections Comments:The loan is in delinquency for +xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx
The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and the complaint was filedxx The foreclosure proceedings were placed on hold due Bankruptcy which was filed by borrowerxx under chapter-xx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
The debtor, xx  had filed Bankruptcyxx under chapter-xx with the casexx The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
According to the debtor's amended chapter-xx plan which was filedxx, debtor will maintain the current contractual installment payments on the subject secured claim and these payments will be disbursed directly by the debtor to creditor in the amount of xx (P&I including escrow)xx An exxisting arrearage of xx will be paid in full through Trustee with the interest rate of xx The debtor is not seexxto modify a subject mortgage secured by the debtor's principal residencexx This debtor's plan was confirmedxx
The subject creditor filed a "Motion for relief from automatic stayxx as the debtor and xx failed to make monthly post-petition payments to the secured creditor and there exxists no equity in the subject property but the order is not granted yet for this motionxx
The POC is not filed yet per PACER and  the servicing comment datedxx also sting that the bar date for  filing POC wasxx but the comment datedxx states that the POC was approved with the secured claim of xx and an arrearage of xx
The servicing comment datedxx states that the loan was in active litigation and an email was sent regarding it to the litigation departmentxxThe comment datedxx also supports that the borrower was represented by the counselxx No more further evidences are available in the latest xx months servicing comments regarding the current status of litigated matter and reason for litigatingxx

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and the complaint was filedxx The foreclosure proceedings were placed on hold due Bankruptcy which was filed by borrowerxx under chapter-xx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
Bankruptcy Comments:The debtor, xx  had filed Bankruptcyxx under chapter-xx with the casexx The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
According to the debtor's amended chapter-xx plan which was filedxx, debtor will maintain the current contractual installment payments on the subject secured claim and these payments will be disbursed directly by the debtor to creditor in the amount of xx (P&I including escrow)xx An exxisting arrearage of xx will be paid in full through Trustee with the interest rate of xx The debtor is not seexxto modify a subject mortgage secured by the debtor's principal residencexx This debtor's plan was confirmedxx
The subject creditor filed a "Motion for relief from automatic stayxx as the debtor and xx failed to make monthly post-petition payments to the secured creditor and there exxists no equity in the subject property but the order is not granted yet for this motionxx
The POC is not filed yet per PACER and the servicing comment datedxx also sting that the bar date for filing POC wasxx but the comment datedxx states that the POC was approved with the secured claim of xx and an arrearage of xx	The loan was modifiedxx with new principal balance of xx The borrower promises to pay the new modified P&I of xx,xx with the new fixxed interest rate of xx beginning fromxx to the new maturity date ofxx	Affiliated Business Disclosure Credit Application HUD-xx Closing Statement Missing Required Disclosures Missing Required State Disclosures Prepayment Penalty Rider	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per tape data, current bankruptcy case number is xx However, review of the available loan files states that it is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, current bankruptcy POC date isxx However, review of the available loan files states that it isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx, its successors and/or assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per tape data, lender xxme is xx, xx However, review of the available loan files states that it isxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data, loan origixxl maturity term is xx monthsxx However, review of the available loan files states that it is xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, referral date isxx However, review of the available loan files states that it isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per tape data, S&C filing date isxx However, review of the available loan files states that it isxx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "Final HUD-xx is available in the loan filexx However, some points and fees are written in handxx"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "CE riisk indicator is Moderate" as this loan failed the TILA finance charge test and TILA foreclosure rescission finance charge test as the finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

TILA Finance Charge Test: FAIL    Charged: xx    Allowed: xx   Variance: -xx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "xx This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is locatedxx

Late Fees Test: FAIL   Charged: xx   Allowed: xx   Over By: xx

xx This loan failed the prepayment term test as  he loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx

Prepayment Term Test: FAIL   Charged: xx Months   Allowed: xx Months    Over by: xx Months"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test and TILA foreclosure rescission finance charge test as the finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

TILA Finance Charge Test: FAIL    Charged: xx    Allowed: xx   Variance: -xx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx  The state disclosures missing from the loan file are:
xx) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
xx) NY Interest Rate Disclosure
xx) NY Hazard Insurance Disclosure
xx) Taxx Escrow Account Designation
xx) Mortgage Bankers and Exxempt Organizations Pre-application
xx) Part xx Disclosure
xx) Alternative Mortgage Transaction Disclosures
xx) Co-Signer Notice Requirements
xx) Default Warning Notice
xx) Smoke Alarm Affidavit
xx) New York Real Property Escrow Account Disclosure
xx) Subprime Home Loan Counseling Disclosure
xx) Subprime Home Loan Taxx and Insurance Payment Disclosure
xx) Subprime Home Loan Disclosure
xx) Commitment Disclosure
xx) Lock-in Disclosure
xx) Exxpiration of Lock-in or Commitment Period"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan filexx"
* Prepayment Rider Missing (Lvl xx)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgagexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filesxx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6185129	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx, the subject mortgage was originatedxxand was recordedxxwith instrument # xxBook/Page# xx/ xxin the amount of xxin favor ofxx The chain of assignment has not been foundxxHence the mortgage is with the original lenderxx
The IRS liens have been found against the borrowerxx
The first lien was recordedxx, in the amount ofxx in the favor of xx
The second lien was recordedxx, in the amount ofxxin the favor of Dxx
One civil judgment has been found against the borrower  xx
The judgment was recordedxx, in the amount of xx in the favor of xx
Administration, Office of xx
Combined annual taxxes of the year xxhave been paid in the amount ofxx
No prior year delinquent taxxes have been foundxx
According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The nexxt payment due date isxx
The last payment was receivedxx in the amount of xx with the rate of interest xx which was applied forxx
The UPB is reflected in the amount of xx
The Current P&I is xx and PITI is xx
The borrower is maxxpayment as per “Note document”xx The loan has not been modified since originationxx
Collections Comments:The review of the collection comment shows that the loan is in the active bankruptcy and the nexxt due date for the payment isxx
The last payment was receivedxx in the amount of xx with the rate of interest xx which was applied forxx
The UPB is reflected in the amount of xx
The Current P&I is xx and PITI is xx
The borrower is maxxpayment as per “Note document”xx The loan has not been modified since originationxx
As per the servicing commentsxx, the reason for default is the curtailment of incomexx But as per the review of servicing comments, the borrower wants to keep the propertyxx  However, as per the available records borrower is willing to pay the loanxx
As per the review of servicing comments, the foreclosure was initiatedxx The file was referred to an attorneyxx The borrower has a complaint filedxx, with case numberxx
The foreclosure was put on hold due to the borrowerxx  had filed bankruptcy under Chapter xx with the case xx and plan was confirmedxx
As per the document located at “xx” in the loan file, shows that the property had been damaged due to the floodxx
The borrower has filed insurance, with claim number xxWxx and policy number FZH xx
The borrower had received a check in the amount of xxonxx
As per the document located at “xxHazard Insurance Claimsxx” in the loan file, shows that the property had been damaged due to the hurricanexx
The borrower has filed insurance in the favor ofxx with claim number xx and policy number xx
No evidence have been found stating above repairs has been done or notxx
As per the review of the servicing commentsxx, the subject property is occupied by the ownerxx

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiatedxx The file was referred to an attorneyxx The borrower has a complaint filedxx, with case numberxx
The foreclosure was put on hold due to the borrower xx had filed bankruptcy under Chapter xx with the case xx and plan was confirmedxx

Bankruptcy Comments:As per the PACER, the borrower xx had filed bankruptcy under Chapter xx with the case xx and plan was confirmedxx The lender had filed POCxx with the secured claim amount of xx and the arrearage is xx According to the Chapter xx plans datedxx the debtor shall pay to trustee xx monthly for xx monthsxx
Schedule D of a voluntary petition datedxx shows the amount of secured claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx Collection comments do not show any cram downxx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The borrower Deborah Cosey had filed bankruptcy under Chapter xx with the case # xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The derred balance amount of is xx, however show tepabalance amount of is xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the Payment history, the last payment date isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:xx, Incxx   Tape Value:xx   Variance:    Variance %:    Comment: The lender isxx, Incxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The origixxl balance is given in the amount of xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The borrower has a complaint filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the Note matutiity date will bexx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final Application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge testxx

The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
TILA Finance Charge Test: Loan Data: xx  Comparison Data: xx Variance: -xx

This loan failed the TILA foreclosure rescission finance charge testxx

The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of
Rescission  because it is understated by more than xx

TILA Foreclosure Rescission Finance Charge Test: : Loan Data: xx  Comparison Data: xx  Variance: -xx

This loan failed the TILA APR testxx

The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than
xx of xx percentage point above or below the APR as determined in accordance with the actuarial methodxx
TILA APR Test: : Loan Data: xx  Comparison Data: xx  Variance: -xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge testxx
This loan failed the TILA foreclosure rescission finance charge testxx
This loan failed the TILA APR testxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account  disclosure is missing from the given loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The List of servicer provider is missing from the given loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located inxx
The required State disclosures are missing from the loan filexx
xxAuthorization Fees, Charges and Exxpenses for Federally Related Mortgage Loans
xxAnti-Tying Disclosure
xxFinancial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The Notice of servicing transfer is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Required affiliated business disclosure is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48946419	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$723.89	xx/xx/xxxx	Convert ARM to Fixed	Review of updated title Report datedxx shows the subject mortgage was originatedxxwith xx IncxxThe chain of assignment is complete as the subject mortgage is currentlyxx Incxx
There is one junior mortgage found open  in the amount of xx favor of xx  which was recordedxx
There are three civil judgment against the borrower found open as belowxx:-
xx) Civil judgment against the borrower in the amount of xx favor xx
xx) Civil judgment against the borrower in the amount of xx favor ofxx
xx) Civil judgment against the borrower in the amount of xx favor of xx
According to updated title report, xx & xx installment of county
taxxes for the year of xx, have been paid in the total amount of xx No delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx	Collections Comments:The loan is currently in collectionxx As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx
According to servicing comment, foreclosure is no initiated on the loanxx
As per review of PACER, bankruptcy is not initiated on the loanxx
Reason for default is exxcessive obligationsxx
Subject property is owner occupiedxx No information has been found regarding any damage or repairxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was donexx between the xx (Borrower) & xx, xx (Lender)xx The amortization type is fixxed and new unpaid Principal balance is xx and modification original rate is xx and Monthly P&I is xx The modification payment start date isxx and new maturity date isxx
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Borrower #xx Middle xxme Loan Value:xx Tape Value: A |---| |----| Comment: Loan assumption in file origixxl borrower was xxassumption by Pamela A Tape Source: Initial Tape Type:
Field: Borrower First xxme   Loan Value:xx   Tape Value: xx    Variance:    Variance %:    Comment: Loan assumption in filexx Origixxl borrower Martin is deceasedxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx, Incxx   Tape Value:xx   Variance:    Variance %:    Comment: Per origixxl notexx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan modification in filexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Amount taken direct from note   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Loan not in active foreclosurexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* ComplianceEase Exxceptions Test Failed (Lvl xx)     "This loan failed the Connecticut license validation testxx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the Connecticut license validation testxx
First mortgage lender licenses and secondary mortgage lender licenses in exxistence on June xxth, xx shall be deemed on and after July xxst, xx, to be a mortgage lender licensexx
As of July xx, xx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer validxx The Connecticut Mortgage Lender License is available for loans with a closing date before July xxst, xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Form is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by borrowerxx"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42846702	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report datedxx the subject mortgage was originatedxxand which was recordedxx(BK# xxMxx/ xx) in the amount of xxwith xx IncxxThe chain of the assignment is incompletexx No assignments have been foundxxThe latest assignment should with xx There is one civil judgment against the borrowerxx The civil judgment was recordedxx in the amount ofxxin the favor ofxx IncxxAnnual county taxxes of xxhave been exxempted, for the due datexx Annual county taxxes of xxhave been paid in the amount of xxfor the due datexx No prior year delinquent taxxes have been foundxx	According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The nexxt payment due date isxx
The last payment was receivedxx in the amount of xx with rate of interest xx which was applied forxx The UPB reflected is in the amount of xx
The borrower is maxxpayment as per the bankruptcy plan “Notice of Mortgage Payment Change”xx
The loan has not been modified since originationxx	Collections Comments:As per the review of servicing comments the loan is currently in active bankruptcyxx The loan is due for xx The last payment was receivedxx in the amount of xx with rate of interest xx which was applied forxx The UPB reflected is in the amount of xx The borrower is maxxpayment as per the bankruptcy plan “Notice of Mortgage Payment Change”xx The loan has not been modified since originationxx As per the review of servicing comments, reason for default is Exxcessive Obligationsxx But as per the review of collection comments, the borrower wants to keep the propertyxx The borrower xx had filed bankruptcy under Chapter xx with case xx and plan was confirmedxx The lender had filed POCxx with the total amount xx and amount of arrearage is xx As per BPO Reportxx , the property is occupied by the ownerxx No damage has been found to the property and property is in average conditionxx Annual county taxxes of xx have been paid in the amount of xxfor the due datexx No prior year delinquent taxxes have been foundxx
Foreclosure Comments:As per the tape data, the foreclosure was initiated and the complaint was filedxx No further information about foreclosure has been found in the available commentsxx
Bankruptcy Comments:The borrower xx   had filed bankruptcy under Chapter xx with case xx and plan was confirmedxx The debtor shall pay the total amount of xx for xx months and xx per month for xx months to the Chapter xx Trusteexx The lender had filed POCxx with the secured amount of xx and amount of arrearage is xx
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: ARM Lifetime Floor Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per ARM Note, ARM lifetime Floor Percent is xx Tape Source: Initial Tape Type:
Field: Borrower #xx Middle xxme   Loan Value: xx   Variance:    Variance %:    Comment: As per Note document the borrower Middle xxme is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower xx  Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The lender had filed POCxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the ARM Note, the First rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:xx, Incxx   Tape Value:xx   Variance:    Variance %:    Comment: As per the Note document, the lender xxme isxx, Incxx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the Note document, Maxx Rate at first adjustment xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the ARM Note, the Nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note document Origixxl Balance (or Line Amount) is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note document property Address street xx txx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the Note document the maturity date will bexx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per note, the stated remaining terms are xx monthsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing in the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "The Loan program disclosure document is missing in the given loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located inxx
xxAuthorization Fees, Charges and Exxpenses for Federally Related Mortgage Loans
xxAnti-Tying Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The Notice of servicing Transfer document is missing in the given loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Required Affiliated Business disclosure document is missing in the given loan filexx"
* Right of Rescission missing or unexxecuted (Lvl xx)     "ROR is missing in the loan filexx"
																									* TIL not hand dated (Lvl xx) "The final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3645609	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title Report: Review of updated title report datedxx shows that the subject mortgage was originatedxx in the amount of xx which was recordedxx with xx ,xx There is a junior mortgage in the amount of xx which was recordedxxwith instrument # xxcounty annual taxxes has been paid in the amount ofxx	According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the ARM termsxx	Collections Comments:The loan is currently in the bankruptcy and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the ARM termsxx According to document located at xx, the foreclosure was initiated and the file was referred to an attorneyxx According to Lis Pendens document located at xx", the foreclosure complaint was filedxx The first publication was completedxx The judgment was enteredxx The sale was scheduledxx However, the foreclosure was put on hold due to the borrower had previously filed the bankruptcy with the case xx which was dismissedxx Thereafter,xx had filed the bankruptcy under chapter xx with the case xx which was dismissedxx Again, the borrower, xxhad filed the bankruptcy under chapter xx with casexx and the plan was confirmedxx According to the voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx The POC had filed by the creditor, xx, xx for the secured claim amount of xx and the amount of arrearage is xx
According to order of confirming chapter xx plan datedxx, the debtor shall pay to the trustee in the amount of xx for xx months, then xx for xx months and xx for xx monthsxx The estimated arrearage to be paid through the plan is in the total amount of xx with the monthly payment of xx Notice of mortgage payment change was filedxx and the new mortgage payment will in the amount of xx with the interest rate of xx which will be due fromxx According to comment datedxx, the home was affected by the Hurricane IRMAxx There was minor damage to the subject propertyxx The same comment states that borrower had made all repairs which were caused due to Hurricanexx The borrower did not request any assistance for the disasterxx No further reports damage to the subject propertyxx According to comment datedxx, the subject property is owner occupiedxx

Foreclosure Comments:According to document located at xx, the foreclosure was initiated and the file was referred to an attorneyxx According to Lis Pendens document located at xx", the foreclosure complaint was filedxx The first publication was completedxx The judgment was enteredxx The sale was scheduledxx However, the foreclosure was put on hold due to the borrower had previously filed the bankruptcy with the case xx which was dismissedxx Thereafter, xxhad filed the bankruptcy under chapter xx with the case xx which was dismissedxx Again, the borrower, xxhad filed the bankruptcy under chapter xx with casexx and the plan was confirmedxx Currently, the loan is in the bankruptcyxx
Bankruptcy Comments:The borrower, xxhad filed the bankruptcy under chapter xx with casexx and the plan was confirmedxx According to the voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx
The POC had filed by the creditor, xx, xx for the secured claim amount of xx and the amount of arrearage is xx
According to order of confirming chapter xx plan datedxx, the debtor shall pay to the trustee in the amount of xx for xx months, then xx for xx months and xx for xx monthsxx The estimated arrearage to be paid through the plan is in the total amount of xx with the monthly payment of xx Motion to impose/re-impose automatic stay was filedxx and order on motion to impose/re-impose automatic stay was filedxx Notice of mortgage payment change was filedxx and the new mortgage payment will in the amount of xx with the interest rate of xx which will be due fromxx
The borrower had previously filed the bankruptcy with the case xx which was dismissedxx Thereafter, xxhad filed the bankruptcy under chapter xx with the case xx which was dismissedxx	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application Credit Report Right of Rescission	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM indexx margine percent is xx However, tape data show it is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM lifetime floor percent is xx However, tape data is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Updates as per POC documentxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First Rate Change datexx however tape data showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Last payment receive date is not applicable however tape data show it isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is xx, xx  however tape data show xx,xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx Rate At First Adjustment is xx however tape data show xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Uxxvailable   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN number is not applicable however tape data show it is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Negative Amortization Limit Percent is xx however tape data show it is xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Nexxt rate change date isxx however tape data show it isxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Refferal date is uxxvailable however tape data show isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: S&C Filing date is not applicable However tape data shows it isxx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales price is not applicable However tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: State maturity date isxx; However, tape data isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Mortgage - Missing required ARM Rider (Lvl xx)     "This is Negative ARM Peak A Payment loanxx However, ARM Rider is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be calculated as supportive documents are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
																									* Right of Rescission missing or unexxecuted (Lvl xx) "ROR is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50393155	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$651.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxxand recordedxxwitxx

The loan has not been assigned since originationxx

No active mortgages, liens, and judgments were found against the subject property or borrowersxx

There is a junior mortgage active in the favor of thexx

xxCounty annual taxxes have been paid in the amount ofxx
xxCounty annual taxxes are due in the amount ofxx

No prior years delinquent taxxes have been foundxx
According to the payment history as ofxx, the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for due datexx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected as per the payment history is in the amount of xx The borrower is maxxpayments as per modificationxx	Collections Comments:The loan is currently in the collectionxx The borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for due datexx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected as per the payment history is in the amount of xx The borrower is maxxpayments as per modificationxx

The Modification agreement was madexx between the (borrower)xx and (lender) xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning fromxx The maturity date as per modification isxx The interest-bearing amount is xx and there is no deferred balancexx This loan was modified xx times since originationxxstxx located at (xxSecurity Instrument Note and Security Instrument Modificationxx) and xxndxx located at (xxSecurity Instrument Note and Security Instrument Modificationxx)xxrd isxx The borrower is maxxpayments as per xxrd modificationxx

The reason for default is unemployment and decreased incomexx The subject property has been occupied by the ownerxx Debtor Wasfi Salim Oraikat and Elham Areiqat had filed bankruptcy under chapter-xx with the casexx and the plan was confirmedxx, Dismissedxx and it was terminatedxx POC was filed by creditor xx shows the claim amount of xx and an arrearage in the amount of xx The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxxAs per the comment datedxx the bidding instruction has been approved, the bidding starts from xx As per the comment datedxx, the foreclosure reinstatement quote provided and the amount to pay for reinstates xx As per the comment datedxx the foreclosure sale date was scheduledxx  The foreclosure was put on hold due to reinstatementxx There are no comments found for contestedxx No further details have been foundxx There are no comments have been damagesxx

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxxAs per the comment datedxx the bidding instruction has been approved, the bidding starts from xx As per the comment datedxx, the foreclosure reinstatement quote provided and the amount to pay for reinstates xx As per the comment datedxx the foreclosure sale date was scheduledxx  The foreclosure was put on hold due to reinstatementxx There are no comments found for contestedxx No further details have been foundxx
Bankruptcy Comments:Debtor xx and xx had filed bankruptcy under chapter-xx with the casexx and the plan was confirmedxx, Dismissedxx and it was terminatedxx POC was filed by creditor xx shows the claim amount of xx and an arrearage in the amount of xx	The Modification agreement was madexx between the (borrower) xx and (lender) xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning fromxx The maturity date as per modification isxx The interest-bearing amount is xx and there is no deferred balancexx This loan was modified xx times since originationxx xxstxx located at (xx_Security Instrument Note and Security Instrument Modification_xx_xx) and xxndxx located at (xx_Security Instrument Note and Security Instrument Modification_xx_xx)xx xxrd isxx The borrower is maxxpayments as per xxrd modificationxx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER case #xx; however tape reflects xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per PACER POC filedxx; however tape reflectsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note lender xxme is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note maturity term months are xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per foreclosure doc S&C filing date isxx; however tape reflectsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file along with transmittalxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine an operative indexx value because supportive documents are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "As per note original date isxx and the settlement date isxx; which is different from note datexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26763305	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx, shows that the subject mortgage was originatedxxwith the lendexx Incxxwhich was recordedxx
The chain of the assignment has been completedxx
No active judgments or liens have been foundxx
xx installment of county jurisdiction taxx of xxhas been paid in the amount of xx
xx installment of county jurisdiction taxx of xxhas been paid in the amount of xx
xx installment of county jurisdiction taxx of xxhas been paid in the amount ofxx
xx installment of county jurisdiction taxx of xxhas been paid in the amount of xx
xx installment of county jurisdiction taxx of xxhas been paid in the amount of xx
xx installment of county jurisdiction taxx of xxhas been paid in the amount of xx
Annual installment of county jurisdiction taxx of xxhas been paid in the amount of xx
No prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx The borrower has been maxxthe payments as per the ARM notice located atxx SL - ARM Noticesxx	Collections Comments:As per the review of the comments, the loan is in the foreclosure and the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx The borrower has been maxxthe payments as per the ARM notice located at xx - ARM Noticesxx
The reason for default has not been mentioned in the latest collection commentsxx  The loan has never been modified since originationxx
The borrower xx  and xx  had filed bankruptcy under chapter xx with the case xx and the plan was confirmedxx As per the amended chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx monthsxx The POC was filedxx with the claim amount of xx The value of the property is xx and the arrearage is xx However, the POC is reflecting the unsecured amount as xx which is treated as a cramdownxx However, the order confirming chapter xx plan does not reflect plan regarding the secured portion in the amount of xx The case got terminatedxx No information has been found regarding cramdown in the commentsxx
The foreclosure was initiated and the file was referred to an attorneyxx However, the foreclosure was put on hold as the borrower had filed bankruptcyxx which was terminatedxx The complaint was filedxx No further details have been foundxx
The servicing comment datedxx shows that the subject property has been occupied by the ownerxx The latest BPO is not availablexx  Recent servicing comments do not reflect any damage pertaining to the subject propertyxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx However, the foreclosure was put on hold as the borrower had filed bankruptcyxx which was terminatedxx The complaint was filedxx No further details have been foundxx
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter xx with the case xx and the plan was confirmedxx As per the amended chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx monthsxx The POC was filedxx with the claim amount of xx The value of the property is xx and the arrearage is xx However, the POC is reflecting the unsecured amount as xx which is treated as a cramdownxx However, the order confirming chapter xx plan does not reflect plan regarding the secured portion in the amount of xx The case got terminatedxx No information has been found regarding cramdown in the commentsxx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Per case summary the case number is xx Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Per note the first rate change isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Per the note the lender is xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, maxx rate is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Per the note the rate change date isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Per the note the origixxl loan amount is xx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: Per note the city is xx    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Per the note the maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application /xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following disclosure is missing from the loan filexx
xx Equal Credit Availability Noticexx
xx Insurance Tying Disclosurexx
xx Non-Deposit Insurance Disclosurexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to determinexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68947638	xx	750	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,916.20	4.880%	$1,007.84	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originatedxxand recordedxxin the amount of xx with of xx
There is a junior mortgage for xx which was originatedxxrecordedxxin the favor of xx
There is a civil judgment active against xx for xx recordedxx which is in the favor of xx seem of foreclosure against the different property but there is clause stating that this judgment will be superior in dignity to any right, title, interest or claims of the defendant (debtor); however, no further information pertaining to this has been foundxxNo prior year delinquent taxxes have been foundxx

The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx The delinquency has been for xx monthsxx The last payment received date wasxx in the amount of xx which was applied toxx The nexxt due date isxx The current P&I xx is and rate of interest is xx The current unpaid principal balance is in the amount of xx The borrower has been maxxthe payments as per the modification agreementxx	Collections Comments:The collection comments review as ofxx, states that the loan is in active foreclosure and the nexxt due date isxx As per collection comments, the reason for default is unable to determinexx
As per comments, the borrower is intent to keep the propertyxx
The loan has been modifiedxx in two steps, as per modified terms, the new principal balance is xx of which xx is deferred with the remaining xx accruing interestxx
The starting interest rate is xx and graduating to xx from year xx to maturity date ofxx  The remaining xx deferred balance will become due in a balloon payment at maturityxx
According to the tape data, the foreclosure has been initiated on the loanxx The Complaint was filedxx; however, no further information regarding this has been foundxx
As per PACER records, the borrower had filed bankruptcy chapter xx case xx The debtor was dischargedxx and  the case was terminatedxx According to schedule D of the voluntary petition, the amount of secured claim is xx and the value of collateral that supports this claim is xx However, the unsecured portion is xx Did not see any comment regarding the property had a cramdownxx
According to collection comments property occu[pancy and condition is unable to determinexx

Foreclosure Comments:According to the tape data, the foreclosure has been initiated on the loanxx The Complaint was filedxx; however, no further information regarding this has been foundxx

Bankruptcy Comments:As per PACER records, the borrower had filed bankruptcy chapter xx case xx The debtor was dischargedxx and  the case was terminatedxx According to schedule D of the voluntary petition, the amount of secured claim is xx and the value of collateral that supports this claim is xx However, the unsecured portion is xx Did not see any comment regarding the property had a cramdown
Loan modification was madexx between the borrower xx and the lender " xx, xx"xx The modification agreement is a step amortization type with the new principal balance is xx of which xx is deferred with the remaining xx accruing interestxx
The starting interest rate is xx and graduating to xx from year xx to maturity date ofxx The remaining xx deferred balance will become due in a balloon payment at maturityxx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Note reflects the lender xxme asxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Modification agreement reflects amortization type as stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note, review, the maturity terms are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per appraisal report, the appraised value is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx NW xxth Street   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects the property address as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the Exxecuted Modification agreement the maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note review, the remaining terms are xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal report reflects the property type as PUDxx Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit (Lvl xx) "There is a lost note affidavit located at "xx_Lost Note Affidavit_xx_xx" along with the copy of original notexx"	* Application Missing (Lvl xx) "The final loan application is missing from the loan files; however, the values are updated as per the single page of application located at "xx_Loan Application_xx_xx pg#xx" and the other pages are missing from the loan filesxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing from the loan filesxx"
* Missing Required State Disclosures (Lvl xx)     "The subject property has been located in xx The following required disclosures are missing in the available loan filesxx

Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Radon Gas Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value is unable to determine from the available loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated business disclosure is missing from the loan filesxx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72301865	xx	594	Not Applicable	31.433%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx states that the subject mortgage was originatedxxwithxx
There is no outstanding liens/judgments against borrower/propertyxx
Annual county taxxes have been paid in the total amount of xx
No delinquent taxxes have been located for the prior yearxx
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxxCurrent UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
The borrower is currently xx months behind his scheduled paymentsxx
Collections Comments:xx and xx had filed bankruptcy under Chapter-xx Casexx and the plan was confirmedxx
POC was filedxx with the secured claim amount of xx and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the xxTrustee the sum of xx for xx monthsxx
As per the amended chapter xx plan datedxx, debtor (borrower) will pay to the xxTrustee the sum of xx  for xx monthsxx
Voluntary petition was filedxx does not shows any unsecured portionxx
Latest status of FC was on hold due to active bankruptcyxx
As per the collection comment, the foreclosure process was initiated in the loanxx
It was referred to the attorneyxx
Currently foreclosure process was put on hold due to bankruptcy effortsxx
Comments datedxx shows that the preliminary hearing was heldxx
No further information is available to understand the current status of foreclosure processxx

Foreclosure Comments:As per the collection comment, the foreclosure process was initiated in the loanxx
It was referred to the attorneyxx
Currently foreclosure process was put on hold due to bankruptcy effortsxx
Comments datedxx shows that the preliminary hearing was heldxx
No further information is available to understand the current status of foreclosure processxx

Bankruptcy Comments:xx and xx  had filed bankruptcy under Chapter-xx Casexx and the plan was confirmedxx
POC was filedxx with the secured claim amount of xx and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the xxTrustee the sum of xx for xx monthsxx
As per the amended chapter xx plan datedxx, debtor (borrower) will pay to the xxTrustee the sum of xx  for xx monthsxx
Voluntary petition was filedxx does not shows any unsecured portionxx
Latest status of FC was on hold due to active bankruptcyxx
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM indexx margin percent is xxhowever tape data shows xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM Lifetime Floor Percent is xx,however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data current bankruptcy proof of claim (POC) Date is not applicable However tape data showsxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change datexx but tape data showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Last payment receive date isxx However tape data shows it isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xx, However tape data Shows it is xx,xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan origixxtion maturity term months is xxhowever tape data provided it is xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx rate at first adjustment xx However tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Negative amortization limit percent is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Nexxt rate change date isxx However tape data showsxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Referal date is Not Applicable,however tape data provided it isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: S&C filing date is Not applicable however tape data isxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Stated maturity date isxxHowever tape data provided it isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan filexx
Anti-Coercion Notice
Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19342794	xx	623	Not Applicable	18.167%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$465.05	3.875%	$493.04	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxwith the lender xx which was recordedxxThe chain of assignment has not been provided with the updated titlexxCurrently, the subject mortgage is with the lenderxxThere are no active liens and judgments against the borrower and the subject propertyxxThe combined first and second installment taxxes for the year xxwere due in the amount of xx No prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower is delinquent for xx days and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the amount of xx and the deferred balance is xx
The loan has been modified once since originationxx The borrower has been maxxthe payments as per the loan modification agreement was madexx	Collections Comments:According to the servicing comments, the loan is in active foreclosure and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the amount of xx and the deferred balance is xx As per the collection comment datedxx, the reason for default was exxcessive obligationsxx The loan has been modified once since originationxx The borrower has been maxxthe payments as per the loan modification agreement which was made between xx and the lender xx As per the new modified principal balance is xx out of which the amount of xx will be deferred and the interest-bearing will be xx The borrower promises to pay the amount of xx with the rate of interest xx beginning fromxx The new maturity date isxx No post-closing bankruptcy activity has been foundxx As per the seller’s tape data as ofxx, the foreclosure was initiated in xx The complaint was filedxx; however, no foreclosure activity has been found in the servicing comments as we have collections tillxx As per the collection comment datedxx, the subject property was occupied by an original owner with no damages or repairs notedxx
Foreclosure Comments:As per the seller’s tape data as ofxx, the foreclosure was initiated in xx The complaint was filedxx; however, no foreclosure activity has been found in the servicing comments as we have collections tillxx
Bankruptcy Comments:Not Applicable	The loan has been modified once since originationxx The borrower has been maxxthe payments as per the loan modification agreement which was made betweenxx and the lender xx As per the new modified principal balance is xx out of which the amount of xx will be deferred and the interest-bearing will be xx The borrower promises to pay the amount of xx with the rate of interest xx beginning fromxx The new maturity date isxx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx A xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is showing as xx, xx; however tape data shows as xx A xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan origixxl maturity term in months is xx; however tape data shows as xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Mos Currently delinquent per payment history is xx months; however tape data shows as xx monthsxx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is not signed by the borrowerxx"	* Missing Required Disclosures (Lvl xx) "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of xx The following required State Disclosures are missing from the loan filexx
xx Mortgage Loan Servicing Disclosure
xx Choice of Insurance Notice
xx Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
xx Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The loan was originatedxx; however, the ROR transaction date isxx"
																									* Settlement date is different from note date (Lvl xx) "The loan was originatedxx and settledxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62246744	xx	674	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of Updated title report datedxx the subject mortgage was originatedxxwith the lender xx
The chain of assignment has not been provided in the Updated title reportxx
There are two junior mortgages against the property the first was originatedxxwith the lender xx in the amount of xx which was recordedxx
The second was originatedxx with the lender xx  in the amount of xx which was recordedxx
There is one junior judgment against the borrower in favor of xxfor the amount of xx which was recordedxx
All prior years of taxxes have been paidxx
The review of payment history as ofxx the borrower is currently delinquent for xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied forxx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per ARM payment change Notice located at (xx - ARM Noticesxx)xx	Collections Comments:Borrower is currently xx months past duexx It does not appear that the borrower is in contact with the servicerxx Several payments were returned for insufficient funds per collections notesxxPer comments from the collections team, a skip trace has been done to try and reach the borrowerxx
Foreclosure Comments:The foreclosure was initiated and referred to an attorneyxx According to Lis-pendens located at (xx), the complaint was filedxx with the case xx  According to the document attached with the updated title report Pgxx the foreclosure was dismissed without prejudicexx
Again, the complaint was filedxx with the case xxRxx The document attached with updated title report Pgxx the event motion to dismiss will be heldxx  The case is still openxx

Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under Chapter xx with the case xx The debtor and joint debtor were dischargedxx The case was terminatedxx	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM indexx margin percent is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note, ARM percent is xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per Note, lender xxme isxx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx rate at First adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Currently, delinquent for xx monthsxx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Negative Amortization limit is xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The complaint was filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per Note, maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following required state disclosures are missing from the loan filexx
xxIL Collateral Protection Insurance Notice
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "As per Note, the note date isxx However, final HUD-xx shows the settlement date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63938108	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report datedxx shows the subject mortgage was originatedxxwith xx, Incxx No active judgment or liens are found pendingxx
The chain of assignment is complete as the subject mortgage is currently witxx No delinquent taxxes have been found for the prior yearsxx
According to updated title report, county taxxes for the year of xx, xx installment was paid in the total amount of xx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx	Collections Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and complaint was filedxx However, latest servicing comment xx as well as foreclosure document (Doc locatorxxForeclosure Judgment Affidavit Packagexxpgxx), show, foreclosure process currently was put on hold due to reinstatement in the amount of xx According to updated title report (Doc locator xx) show, motion to dismiss plaintiff filedxx However, its unable to confirmed that reinstatement has been completed or notxx Also, review of payment history show borrower is delinquent fromxx and de-acceleration latter is not availablexx No more evidences are available regarding further foreclosure proceedingsxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx  As per payment history, the current UPB is being reflected the amount of xx
Review of PACER, bankruptcy is not initiated on the loanxx
The reason for default is exxcessive obligationsxx
Subject property is owner occupiedxx No information has been found regarding any damage or repairxx
Foreclosure Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and complaint was filedxx However, latest servicing comment xx as well as foreclosure document (Doc locatorxxForeclosure Judgment Affidavit Packagexxpgxx), show, foreclosure process currently was put on hold due to reinstatement in the amount of xx According to updated title report (Doc locator xx)  show, motion to dismiss plaintiff filedxx However, its unable to confirmed  that reinstatement has been completed or notxx Also, review of payment history show borrower is delinquent fromxx and de-acceleration latter is not availablexx  No more evidences are available regarding further foreclosure proceedingsxx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Form Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50117065	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$956.50	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originatedxxin favor ofxx
The chain of assignment is completexxThe latest assignment of mortgage is with xx
No active judgments or liens have been found pendingxx
Annual taxxes are in the amount ofxx
No prior delinquent taxxes have been found pendingxx	Provided payment history as ofxx, reveals that the loan is in delinquency for xx monthxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is in delinquencyxx Provided payment history fromxx toxx reveals that the loan is in delinquency for xx monthxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairsxx It is in average conditionxx
The reason for default of borrower is exxcessive obligationsxx The borrower is not maxxregular payments as per loan modificationxx The loan was modified once since originationxx The loan modification was last made effective fromxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and it was beginning from first payment datexxand ends with the maturity date ofxx
According to the available servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorneyxx The foreclosure complaint was filed by the attorneyxx with case xx The foreclosure file was put on hold due to loan reinstatementxx
No information pertaining to bankruptcy has been found in the latest xx months servicing commentsxx
Foreclosure Comments:According to the available servicing commnets dated fromxx toxx, the foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorneyxx The foreclosure complaint was filed by the attorneyxx with case xx The foreclosure file was put on hold due to loan reinstatementxx
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx and xx with xx, xx on effective date ofxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and it was beginning from first payment datexxand ends with the maturity date ofxx
Affiliated Business Disclosure Credit Application Credit Report Document Showing a Indexx Numerical Value Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "Operative indexx numerical value is unable to be determined from the given lenders documentsxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3935032	xx	Unavailable	Not Applicable	42.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originatedxxand was recorded on xx in the amount of xxwith xx
No active judgments or liens have been foundxx
Combined annual taxx of xxhas been paid in the amount of xx
School annual taxx of xxhas been paidxx, in the amount of xx
City annual taxx of xxhas been paidxx in the amount of xx
No prior year delinquent taxxes have been foundxx	According to the payment history as of xx, the borrower is currently delinquent for xx monthsxx The last payment was receivedxx and the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xxThe UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayment as per the Notexx	Collections Comments:The loan is currently in Foreclosurexx According to the payment history as of xx, the borrower is currently delinquent for xx monthsxx The last payment was receivedxx which was applied for the due date ofxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xxThe UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayment as per the Notexx
The reason for default is  Unemployment / Decreased Incxx The subject property has been occupied by the ownerxxThe foreclosure was initiated and the file was referred to an attorney but referred date is unavailablexx As per tape data, the complaint was filed on xx However, no information has been foundxx
No damages or repair have been foundxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney but referred date is unavailablexx As per tape data, the complaint was filed on xx However, no information has been foundxx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is  xx However, the tape data reflects xx, xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Sale Price xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Stated Maturity Datexx However, the tape data reflectsxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Stated Remaining Term is xx However, the tape data reflects xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA finance charge testxx

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test

This loan failed the points and fees testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test:  Result: FAIL; Loan Data:  xx; Comprison Data : xx; Variance: -xx

GSE (Freddie Mac public guidelines) Predatory Lending
Guidance: Result: FAILxx

GSE (Freddie Mac public guidelines) Points and Fees Test: Result: FAIL ; Laon Data:xx,xx; Comparison Data: xx,xx ; Variance:+xx

This loan failed the TILA finance charge testxx( xx CFR §xx(d)(xx) , transferred from xx CFR §xx(d)(xx) )
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees testxx
The loan exxceeds the HOEPA APR threshold for primary residencesxx
The loan exxceeds the HOEPA points and fees threshold for primary residencesxx

This loan failed the points and fees testxx (xx)
The points and fees charged to the borrower exxceed xx of the mortgage amount, or xx,xx for mortgage amounts of xx,xx or lessxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Acct Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of Services Providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located at xx The following state disclosures are missing from the loan filesxx
?Txx Loan Agreement Notice
?Commitment Requirement/Anti-Tying
?TILA Disclosures in Spanish
?Home Equity Consumer Disclosure
?Home Equity Loan Interest and Fees Preclosing Disclosure
?Home Equity Loan Copies of Documents
?Home Equity Loan Rescission Notice
?Fair Market Value of Homestead Property Acknowledgment
?Home Equity Loan Notice of Address for Borrower Notification of Violation
?Non-Deposit Investment Product Disclosure Are there any promotional materials?
?Construction Loan Disclosurexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer Disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Form is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "The subject property is located in xx However, the settlement date isxx which is different from note datexx"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8426006	xx	Unavailable	Not Applicable	47.766%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report datedxx shows that the subject mortgage was datedxxand which was recordedxx(BK# xx/ xx) in the amount of xx with xx
There are no assignments of record howeverxx
There are no active judgments or liens foundxx
The xxCombined Annual taxxes were paidxx in the amount ofxx
No prior year delinquent taxxes are foundxx	According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The nexxt payment due date is forxx
The last payment was receivedxx in the amount of xx with rate of interest xx which was applied forxx
The UPB reflected is in the amount of xx
The Current P&I xx and PITI is xx
The borrower is maxxpayment as per “Note document”xx The loan has not been modified since originationxx
Collections Comments:As per the review of servicing comments the loan is currently in Collectionsxx The loan is due forxx The last payment was receivedxx in the amount of xx with rate of interest xx which was applied forxx The UPB reflected is in the amount of xx The Current P&I xx and PITI is xx The borrower is maxxpayment as per “Note document”xx The loan has not been modified since originationxx
As per the review of servicing commentsxx, reason for default is Exxcessive Obligationsxx  Per review of the collection comments, the borrower wants to keep the property and is willing to pay the loan however there has been no recent contact with the borrowerxx
As per the servicing comments datedxx, foreclosure referral was put on hold due to disaster protection untilxx
There is no indication of any post origination bankruptcy filingsxx
As per the review of servicing commentsxx, the home needs to be repairedxx
As per the insurance document located at xx  in the loan files, shows that the property had been damagedxx The Exxterior wood showing some water rot, and needs painting after repairs in the amount of xx  Unable to determine if the repairs were completed or notxx
As per BPO Report dated xx, the property is occupied by the owner and property is in average conditionxx
Servicing comments reflect an Exxterior Only/Drive-By Inspection was completedxx and reflects a value of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the Note document, the lender xxme is xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Foreclosure proceedings had not yet began as of the latest comments provided and the Updated Title Report also did not show any complaint being filedxx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The subject loan is a Refixxnce therefore the Sales Price is not applicablexx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the Note Maturity date will bexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan documentsxx"
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located in xx The below Required State disclosures are missing from the given loan filexx
- Credit Property Insurance Disclosure
- Fee Agreement
- Priority of Security Instrument Disclosure
																									- Attorney Selection Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84170458	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report datedxx shows that the subject mortgage was originatedxxwith the lender xx, National Association which was recordedxxwith the Book/Page# xx/ xx
The chain of assignment has been completedxx
No active judgments and liens have been foundxx
xxCombined Annual installment taxxes have been paidxx the amount is unavailablexx
xxCombined Annual installment taxxes are delinquent which was duexx and Good Through tillxx in the amount ofxx	According to the payment history as ofxx, the borrower is currently delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx

Collections Comments:As per the review of the servicing comments, currently, the loan is in the foreclosure and the borrower is currently delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The reason for default is the death of the borrowerxx
The loan has never been modified since originationxx The borrower has been maxxthe payments as per the notexx
The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx with case xx No further information has been foundxx
As per the collection comments, the bankruptcy has not been filedxx
The servicing comment datedxx shows that the subject property has been occupied by the ownerxx The latest BPO is not availablexx  Recent servicing comments do not reflect any damage pertaining to the subject propertyxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx with case xx No further information has been foundxx
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The origixxl note shows the lender xxme isxx    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The origixxl note shows the origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The complaint was filedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final Application/xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA foreclosure rescission finance charge testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge testxx
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loanxx"
* Missing Appraisal (Lvl xx)     "Appraisal Report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The List of service providers disclosure is missing from the loan filexx"
* Right of Rescission missing or unexxecuted (Lvl xx)     "The Final ROR is not hand dated and not signed by the borrowerxx"
																									* TIL not hand dated (Lvl xx) "The Final TIL is not hand dated by the borrowerxx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92320529	xx	523	Not Applicable	24.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originatedxxwithxxwhich was recordedxx
The chain of the assignment has been completed as no assignment has been done byxx
There is a junior mortgage in the favor of xx
There is an IRS lien in the favor of Department of thexx

There is an IRS lien in the favor of Department of the xx

There is a state taxx lien in the favor of xx
There is a state taxx lien in the favor of xx

There is a state taxx lien in the xx

The first installment county taxxes of xxhave been paid in the amount of xx
The second installment county taxxes of xxare due in the amount of xx
The annual county taxxes of xxhave been paid in the amount of xx
No delinquent taxxes have been found for the prior yearxx
The review of the payment history reveals that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance reflected is in the amount of xx The borrower has been maxxthe payments as per the ARM notice located at xx - ARM Noticesxx	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the nexxt due date for the payment isxx The borrower had filed the bankruptcy under chapter-xx with the casexx and the plan was confirmedxx The POC was filed by xx, xx with the secured claim amount of xx and an arrearage amount is xx According to the amended chapter xx plan, the debtor shall pay xx per month for a period of xx monthsxx The date of the last filing bankruptcy wasxx The schedule-D in Voluntary petition shows that xx as unsecured portion out of claim amount of xx No comment indicating a cram down has been foundxx The foreclosure was initiated and the complaint was filedxx The borrower had filed the bankruptcy under chapter-xx with the casexx However, the foreclosure was placed on holdxx The review of the payment history reveals that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance reflected is in the amount of xx The borrower has been maxxthe payments as per the ARM notice located at 'xx - ARM Noticesxx'xx No damage and repairs have been foundxx The loan has not been modified since originationxx

Update:
As per the servicing comments datedxx, the borrower has been offered for a modification with a modified interest rate of xx and maturity date isxx Further details were not providedxx

Foreclosure Comments:The foreclosure was initiated and the complaint was filedxx The borrower had filed the bankruptcy under chapter-xx with the casexx However, the foreclosure was placed on holdxx
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-xx with the casexx and the plan was confirmedxx The POC was filed by xx, xx with the secured claim amount of xx and an arrearage amount is xx According to the amended chapter xx plan, the debtor shall pay xx per month for a period of xx monthsxx The date of the last filing bankruptcy wasxx The schedule-D in Voluntary petition shows that xx as unsecured portion out of claim amount of xx No comment indicating a cram down has been foundxx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM indexx margin percent is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM lifetime floor percent is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower had filed the bankruptcy under chapter-xx with the case#xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filedxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: last payment received date isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mos currently delinquent per payment history is xx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Negative amortization limit percent is xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final xx is missing from the loan filexx However, the values are updated as per the initial xx located at 'xx_Loan Application_xx_xx'xx"
* Application Not Signed by All Borrowers (Lvl xx)     "The final xx is missing from the loan filexx However, the values are updated as per the initial xx located at 'xx_Loan Application_xx_xx'xx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the state of xx The following state disclosures are missing from the loan filexx
xxImpound Account Disclosurexx
xxCosigner Noticexx
xxPrivate Mortgage Insurance Disclosurexx
xxEarthquake Disclosure for condominiumsxx
xxHazard Insurance Disclosurexx
xxInsurer RecommendationDisclosurexx
xxCA Fair Lending Noticexx
xxAnti-Tying Disclosurexx
xxPrivacy Noticexx
xxNotice of Right to Copy of Appraisalxx
xxApplication for Credit-Married Personsxx
xxFair Debt Collection Noticexx
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value is unable to be determined since the supporting documents are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The ROR transaction date isxx which is not consistent with the Note date ofxx and the HUDxx settlement date ofxx"
																									* Settlement date is different from note date (Lvl xx) "As per the final HUDxx, the settlement date isxx which is different from the Note date ofxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60918517	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$805.59	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxxand was recordedxx in the amount of xx with xx
The chain of assignment has been completedxx
There is state taxx lien in the favor ofxx; however, the borrower name does not match and also the SSN# is unavailable on the supporting documentxx
The combined annual taxxes of xxare paid in the amount of xx No prior year delinquent taxxes have been foundxx
The review of payment history as ofxx shows that the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB in payment history is reflected in the amount of xx The current P&I is xx and the current PITI is xx The borrower has been maxxthe payments as per the modification agreementxx	Collections Comments:The collection comments review as ofxx, states that the loan is in active foreclosure and the nexxt due date isxx As per the comments datedxx, the reason for default is unable to be determinedxx
As per payment history review, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB in payment history is reflected in the amount of xx The current P&I is xx and the current PITI is xx The borrower has been maxxthe payments as per the modification agreementxx
According to the forbearance agreement located at xx  the forbearance had startedxx with the plan payment of xx and the maturity date for that wasxx
The loan was modifiedxx and as per the modified term, the new principal balance is xx having the forgiven amount xx which exxceeds the xx of the modified principal amountxx The borrower promises to pay xx monthly with a modified initial interest rate of xx which will step up in three steps up to xx; beginning fromxx with a maturity date ofxx
This modification does not contain balloon provisionxx
Both the borrowers are deceasedxx According to the death certificate located at xx the borrower Lynn Ramey Howe had deceasedxx and according to the collection comments datedxx, Lexxis Nexxis, had validated the date of death of the borrower Ronald Howe asxx
The foreclosure was initiatedxx The file was referred to an attorneyxx and the complaint was filedxx No further details have been foundxx
According to the collection comments, the property has been occupied by unknown and property condition is unable to be determined determinexx
Foreclosure Comments:The foreclosure was initiatedxx The file was referred to an attorneyxx and the complaint was filedxx No further details have been foundxx

Bankruptcy Comments:Not Applicable	This three step modification agreement was madexx between Lender "xx, xx" and Borrower xx As per the modified term the new principal balance is xx having the forgiven amount xx which exxceeds the xx of the modified principal amountxx The borrower promises to pay xx monthly with modified initial interest rate of xx which will step up in three steps up to xx; beginning fromxx with a maturity date ofxx
This modification does not contain balloon provisionxx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx, Incxx   Tape Value:xx   Variance:    Variance %:    Comment: As per the Note, the lender isxx, Incxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Stepxx  The Origixxl Note Amortization type was Fixxedxx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, the maturity terms are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per the appraisal report, the appraised value is xx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: AS per the Note, the origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The S&C filing date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final loan application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the prepayment term testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "Prepayment Term Test: FAIL Loan Data xxMonths Comparison Data  xxMonths Variance xxMonths
This loan failed the prepayment term testxx
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The initial escrow acct disclosure is missing from the loan filesxx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing from the loan filesxx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing in the loan filesxx
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan filexx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
105754	xx	701	Not Applicable	32.208%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$561.34	xx/xx/xxxx	Financial Hardship	According to the review of the updated title report datedxx, the subject mortgage is at the First liens position with property ownership on the name of xx xxNo Active judgments or liens have been foundxxTaxxes ; xx installment taxxes of xxare due in the amount of xx No delinquent taxxes have been found openxx	According to the payment history as ofxx, the current UPB is xx The last payment has been madexx in the amount of xx which has been applied for the due date ofxx The loan is nexxt due forxx Currently the borrower is xx months behind hi scheduled paymentsxx Currently the borrower is maxxpayments as per modification agreement datedxx	Collections Comments:As per the collection comment, the loan is currently in collectionsxx RFD is Curtailment of Incomexx As per the comments datedxx the loan is not eligible for the short sale and all loss Mitigation alternative have been exxhaustedxx No foreclosure information has been found in the loan commentsxx The loan was last modifiedxx with a new principal balance amount of xx and with the interest rate of xx and P&I of xx started fromxx tillxx According to the payment history as ofxx, the current UPB is xx The last payment has been madexx in the amount of xx which has been applied for the due date ofxx The loan is nexxt due forxx Currently the borrower is xx months behind hi scheduled paymentsxxnd installment taxxes of xx are due in the amount of xx No delinquent taxxes have been found openxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement has been madexx between xx and xx, NA S/B/M xx The new principal balance amount is xx with the interest rate of xx and P&I of xx started fromxx till maturity date ofxx	Affiliated Business Disclosure	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, , Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender is xx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The maturity date is term is xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "The hud signed page is missing in the loan filesxx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "The CE result is Moderate because this loan failed the TILA right of rescission testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA right of rescission testxx
The Note date isxx The ROR transaction date isxx and ROR exxpiration date isxx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to verify operative indexx value from available documentsxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The affiliated business document is missing in the loan filesxx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The Note date isxx and the transaction date on ROR isxx"
																									* Settlement date is different from note date (Lvl xx) "The Note date isxx The settlement date isxx The state is Californiaxx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35005623	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$58,062.17	4.750%	$1,831.30	xx/xx/xxxx	Financial Hardship	As per the updated title report datedxx the subject mortgage was originatedxxwith lenderxx Inc and recordedxx The chain of the assignment has not been completedxxNo assignments has been foundxxThere is junior mortgage in the favor of xx originatedxx and recordedxx in the amount of xx No judgment and liens are open against the borrowerxxCombined annual taxxes of xxhave been paidxx in the amount ofxxNo prior years delinquent taxxes have been foundxx

As per the review of payment history as of datedxx the borrower is regular with the paymentsxx The nexxt due date isxx The last payment was receivedxx in the amount of xx(PITI)xx Monthly P&I is in the amount of xx with an interest rate of xxThe UPB reflected in payment history is in the amount of xx The borrower has been maxxpayment as per modification made on xx	Collections Comments:The current status of the loan is in foreclosurexx As per the review of payment history as of datedxx the borrower is regular with the paymentsxx The nexxt due date isxx The last payment was receivedxx in the amount of xx(PITI)xx Monthly P&I is in the amount of xx with an interest rate of xxThe UPB reflected in payment history is in the amount of xx The borrower has been maxxpayment as per modification made on xx No comments regarding the bankruptcy has been foundxx The loan has been modified only once since origination, effective fromxx between the borrower xx and xx and the lender xx, NA as Servicer forxx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity is datedxx The interest-bearing amount is xx The Deferred balance is xxThis modification does not contain any balloon provisionxx The reason for default from the servicing comment is Exxcessive Obligationsxx No damage pertaining to the subject property has been foundxx The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx No further details found about foreclosurexx As per servicing comment, the subject property has been occupied by the owner and is in average conditionxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx No further details have been found about foreclosurexx

Bankruptcy Comments:Not Applicable	The Step modification agreement was signed between the borrower xx and xx and the lender xx, NA as Servicer for xx datedxx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx,xx beginning fromxx The maturity is datedxx The interest-bearing amount is xx The Deferred balance is xx
The loan has been modified only once since originationxx This modification does not contain any balloon provisionxx

Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx    Tape Value:xx   Variance:    Variance %:    Comment: As per Note the lender xxme is xx However, tape reflectsxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per mod the amortization type is Stepxx However, tape reflects Fixxedxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note the maturity term months are xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers Disclosures is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosure is missing from the loan filexx
xxMN Notice of Right to Discontinue Escrow
xxInterest Rate or Discount Point Agreement
xxConditional Qualification/Approval Disclosure
xxInsurance Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer Disclosure Document is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Form is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91392188	xx	550	Not Applicable	63.988%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.450%	$713.33	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx, states that the subject mortgage was originatedxxand recordedxxin the amount of xx which is in the favor of xx The chain of assignment has not been completed xxNo assignment has been foundxx There are no active judgments or liens foundxx The xxfirst and second installment county taxxes have been paid in the amount of xx The xxfirst installment county taxxes have been due in the amount ofxxwhich were due forxx; however, no prior year delinquent taxxes have been foundxx	As per the review of payment history as of datedxx the borrower is delinquent for xx monthsxx The nexxt due date isxx The last payment was receivedxx in the amount of xx(PITI)xx Monthly P&I is in the amount of xx with an interest rate of xxThe UPB reflected in payment history is in the amount of xx The borrower has been maxxpayment as per modification madexx	Collections Comments:The current status of the loan is in the collectionxx As per the review of payment history as of datedxx, the borrower is delinquent for xx monthsxx The nexxt due date isxx The last payment was receivedxx in the amount of xx(PITI)xx Monthly P&I is in the amount of xx with an interest rate of xxThe UPB reflected in payment history is in the amount of xx The borrower has been maxxpayment as per modification madexx
As per collection comments, for the reason of default is Unable to determinexx
No comments regarding the foreclosure have been foundxx
The loan has been modified thrice since origination; however, it was effectively modifiedxx and as per modified terms the borrower promises to pay the UPB of xx with the interest rate of xx and P&I of xx The payments were started fromxx and the maturity date will bexx
This modification agreement does not contain balloon provisionxx  Prior to this, the loan was modifiedxx andxx
The borrowerxx  had filed the bankruptcy under chapter xx with case xx; however, the debtor was dischargedxx and the case was terminatedxx
The reaffirmation agreement was filedxx according to which the amount of xx has been agreed to reaffirm with the repayment terms of xx per month for xx monthsxx
As per collection comments, the property has been occupied by an unknown party and as per the collection comments review, there is loss to the property due to storm and wind and the comment datedxx states that the check has been received for the wind loss datedxx, in the amount of xx; the check was issuedxx with the claimxx under policyxxDDxx and according to collection comments xx of the inspection has been completed and the comment datedxx states that the final inspection cannot be approved due to remaining structural repairs; however, as per comments datedxx, the borrower stated that only the roof work has been done and no further information pertaining to that has been foundxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER records, the borrower xx  had filed the bankruptcy under chapter xx with case xx; however, the debtor was dischargedxx and the case was terminatedxx
The reaffirmation agreement was filedxx according to which the amount of xx has been agreed to reaffirm with the repayment terms of xx per month for xx monthsxx

The modification agreement was made on between the lender xx a division of xx, xx" and the borrower xx As per modified terms the borrower promises to pay the UPB of xx with the interest rate of xx and P&I of xx The payments were started fromxx and the maturity date will bexx This modification agreement does not contain balloon provisionxx Prior to this the loan was modifiedxx andxx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxA xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Note reflects, the lender xxme asxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The modification reflects the amortization type as stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note, the maturity terms are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* DTI > xx (Lvl xx) "As per final loan application the total monthly income of the borrower is xx,xx and the total debts are in the amount of xx,xx so the DTI is greater than xx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing from the loan filesxx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in Ixx  the following required state disclosures are missing from the loan filesxx
xxIL Collateral Protection Insurance Noticexx
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx is unable to determine from the available loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "The final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,585.88	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20739332	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.500%	$327.00	xx/xx/xxxx	Financial Hardship	As per the updated title report datedxx, the subject mortgage was originatedxxwith lenderxxand recordedxx
No chain of assignment has been foundxx
There are no active liens and judgments found against the borrowerxx
Annual combined taxxes of xxare paid in the amount of xxNo prior delinquency has been foundxx
According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx with an interest rate of xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xxThe borrower has made last payment as per the original notexx	Collections Comments:The loan is currently in active bankruptcyxx
The borrower xx and xx  had filed bankruptcy under Chapter xx with casexx The current bankruptcy status is Petition Filedxx The POC was filedxx with the amount of POC xx and the amount of arrearage is xxThe chapter xx plan was filedxx  and as per plan, the debtor was supposed to pay the trustee the amount of xx per month for xx monthsxx
The loan has not been modified since originationxx
According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx with an interest rate of xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xxThe borrower has made last payment as per the original notexx
As per the servicing comments datedxx, the process of foreclosure has been initiated, the file was referred to an attorneyxxNo further comments have been found regarding the bankruptcy was put on hold due to bankruptcyxx
The reason for default as per servicing comments is, the borrower had deceasedxx
The subject property is owner occupied and is in average conditionxx No comments have been found regarding the damage or repairxx

Foreclosure Comments:As per the servicing comments datedxx the process of foreclosure has been initiated , the file was referred to an attorneyxxNo further comments found regarding the bankruptcy has was put on hold due to bankruptcyxx
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under Chapter xx with casexxThe current bankruptcy status is Petition Filedxx The POC was filedxx with the amount of POC xx and amount of arrearage is xxThe chapter xx plan was filedxx as per plan the debtor suppose to pay the trustee the amount of xx per month for xx monthsxx	forbearance startxx endxx then converted to a fixxed xx p&i payment	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Disclxx Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Bk case #xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: BK POC filing date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: , Incxx   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: appraisal is missing in the loan file   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: No duscrepancy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "TILA APR Test: FAIL Loan Data  xx Comparison Data xx Variance -xx
This loan failed the TILA APR testxx

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission testxx
Closed-end"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA APR testxx
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than
xx of xx percentage point above or below the APR as determined in accordance with the actuarial methodxx

This loan failed the TILA right of rescission testxx
Closed-end
The funding date is before the third business day following consummationxx
The consumer may exxercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx or §xx or delivery of all material disclosures, whichever occurs lastxx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "Final TIL is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal document is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value is unable to be determined from the available loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business form disclosure is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22424239	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$1,060.12	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the mortgage was originatedxxwith xx which was recordedxx
The chain of assignment has been completedxx
There is senior mortgage open against the property in the favor xx in the amount of xx which was originatedxxand it was recordedxxThe satisfaction document has been found in the loan file located at xx which shows the mortgage has been dischargexx
No active judgments or liens have been foundxx
First, Second and Third combined taxxes for xxhave been paid in the total amount ofxx
Fourth combined taxxes for xxare duexx in the total amount ofxx	The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was madexx	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosurexx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was madexx
According to seller tape data, the loan was referred to attorney, which was completedxx No further details have been foundxx
Previously, loan was in foreclosure in xx, but it the file was closed due to loan was modifiedxx
According to collection comment, no damages or repairs have been foundxx
Latest BPO report is not available in the loan filexx
Foreclosure Comments:According to seller tape data, the loan was referred to attorney, which was completedxx No further details have been foundxx
Previously, loan was in foreclosure in xx, but it the file was closed due to loan was modifiedxx
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower andxx with the new modified unpaid principal balance is xx The interest bearing amount was xx with interest rate xx and the modified P&I was xx,xx The first modified payment due date wasxx and the maturity date will bexx	Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Indexx Numerical Value
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxFargo Fixxncial Massachusetts, Inc   Tape Value:xx   Variance:    Variance %:    Comment: Lender was transferred within the same Entity   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan was modified by lender from xx to xx and from ARM to fixxed rate   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Balance differences is from rounding down of the cents   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx    Variance:    Variance %:    Comment: Difference is abbreviation for the address exxtension   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Uxxvailable Tape Value:xx Variance: Variance %: Comment: No details have been foundxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow acct disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "We are not able to determine operative Indexx from the loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business form disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76694716	xx	717	704	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originatedxxwithxx which was recordedxx
AOM is missingxx
There are no active judgments and liens foundxx
Annual county taxxes have been paid in the amount ofxx
No delinquent taxxes have been found for the prior yearsxx
Review of the payment history provided fromxx toxx reveals that borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due datexx The nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
The borrower is maxxpayment as per “Note document”xx The loan has not been modified since originationxx
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan xx
It was referred to the attorneyxx
Currently foreclosure process was put on hold due to loss mitigation xx
No further information is available to understand the current status of foreclosure processxx
xx Borrower wants to keep the propertyxx Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan currentxx
Available servicing comment shows that the subject property is owner occupied and is in good conditionxx No damages have been observedxx
The reason for default is as follows:
The Borrower is unemployedxx
There is no source of incomexx

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loanxx
It was referred to the attorneyxx
Currently foreclosure process was put on hold due to loss mitigationxx
No further information is available to understand the current status of foreclosure processxx

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM indexx margin percent xx, tape shows xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM lifetime floor percent is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change date isxx tape showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is  xx , tape shows xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx rate at xxst adjustment is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Most currently deli per pay history is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Negative Amortization limit is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Nexxt rate change date isxx, tape showsxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: SC filing date is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is not signed by all borrowerxx"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx  Allowed xx Over By +xx
xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx  Allowed xx Over By +xx
This loan failed the TILA finance charge testxx( xx CFR §xx(d)(xx) , transferred from xx CFR §xx(d)(xx) )
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx"
* Missing Required Disclosures (Lvl xx)     "List of service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan filexx
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "Settlement date on HUDxx isxx which is different from note datexx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17623185	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report datedxx, the subject mortgage was originatedxxwith the lender xxto secure the principal sum of xx which was recordedxxas Inst#xx
There is a junior mortgage active against the subject property in the amount ofxxwhich was recordedxxas Inst#xx
No active judgments or liens have been foundxx
Property taxxes:
The annual county taxxes of xxhave been delinquent in the amount of xxwhich were scheduled for taxx sale; however, the date of the taxx sale is unable to be determinedxxThe above delinquent taxx amount will be good through untilxx
The xx and xx installment of xxcounty taxxes have been due in the amount of xx
As per the payment history as ofxx the borrower has been the delinquent sincexx The last payment was receivedxx and it was applied for the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx	Collections Comments:The loan is active in collections and the nexxt payment is due forxx
The RFD is due to curtailment of income; however, the intention of the borrower is to keep the propertyxx
The loan has not been modified since originationxx
As per servicing comment datedxx, the borrower was reviewed for the loan modification; however, it was deniedxx
No evidence of foreclosure activity has been foundxx
No comment indicating any damage or repair pertaining to the subject property has been foundxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per note, the lender xxme is xx  however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note , the origixxl principal balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No evidence of current foreclosure   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per note data, the maturity date isxx; however, the tape data showsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx / loan application is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The servicing transfer disclosure is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "An affiliated business agreement disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25241058	xx	694	Not Applicable	34.566%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As ofxx shows subject mortgage was originatedxxin the amount of xx andxxChain of assignment is complete as current assignee is xxactive judgment found;xxwith xx There is a Senior lien mortgage withxx	The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the Notexx	Collections Comments:Currently the loan is in active Bankruptcyxx
xx filed bankruptcy under chapter xx casexx The plan is yet to be confirmedxx The POC was filed by the xx, FSBxx in secured amount of xx and arrearage of xx the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the Notexx
The foreclosure was initiated and file was referred to attorneyxx The complaint was filedxx Lis Pendence was filedxx and was recordedxx The foreclosure final judgment was enteredxx Further information about foreclosure activity after judgment was entered is not available in the comments or loan filexx However the borrower has filed bankruptcyxx and foreclosure was put on holdxx Further action is waitedxx
No damages are noted in the comment historyxx
No prior delinquent taxxes found open
Foreclosure Comments:The foreclosure was initiated and file was referred to attorneyxx The complaint was filedxx Lis Pendence was filedxx and was recordedxx The foreclosure final judgment was enteredxx Further information about foreclosure activity after judgment was entered is not available in the comments or loan filexx However the borrower has filed bankruptcyxx and foreclosure was put on holdxx Further action is waitedxx
Bankruptcy Comments:xx filed bankruptcy under chapter xx casexx The plan is yet to be confirmedxx The POC was filed by the xx, FSBxx in secured amount of xx and arrearage of xx	Not Applicable	Affiliated Business Disclosure	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment:xx s lender per note   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Reviewer used rate stated on Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Reviewer used rate stated on Note   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Reviewer used date stated on Note   Tape Source: Initial   Tape Type:
Field: Origixxl Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																					Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: xx difference, used note data Tape Source: Initial Tape Type:	xx: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9425903	xx	702	719	27.823%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.380%	$610.43	xx/xx/xxxx	Convert ARM to Fixed
Review of updated title report datedxx shows that the subject mortgage was originatedxxwith the lenderxx
The chain of assignment is complete; currently assignment is with xx
xxThere are three civil judgments against the borrower in amount of xx in the favor ofxx
xxThere are two civil judgments against the borrower in amount of xx in the favor of xx
xxThere civil judgment against the borrower in amount ofxxin the favor of xx
xx There civil judgment against the borrower in amount ofxxin the favor ofxx
xxThere is HOA lien open against the subject property in the total amount of xx which was recordedxx in the favor ofxx
xxThere is IRS lien against the borrower in amount of xx which was recordedxx in the favor ofxx
The county annual taxxes have been paid off in amount ofxx
No prior delinquent taxxes have been foundxx

The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthsxx The last payment was received in the amount of xx which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount of xx The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx
Collections Comments:The collection comment states that the subject property is occupied by ownerxx The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthsxx The last payment was received in the amount of xx which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount of xx The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx Bankruptcy under the chapter xx casexx datexx Schedule D of voluntary petition datedxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx “Motion for relief from stay” was enteredxx, order thisxx and got terminatedxx The Trustee’s final report was enteredxx and BK case was dischargedxx and got terminatedxx According to the collection comment datedxx, the property was damaged due to the water and new claim was filedxx The comment datedxx shows that the DOL isxx and released the first check in amount of xx for property lossxx However, the estimated repair cost is not mentioned in the collection commentsxx But, latest comment datedxx shows that the xx issued a check xx in amount of xx for Water Loss xx Also prior comment dated shows that the house repairs (water leak in property)xx Further details regarding the damages are not availablexx Hence, we are unable to confirm whether the damages have been repaired or notxx Also, the latest BPO report is not available to verify the current status of the damagesxx No evidences have been found regarding foreclosure fillingxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:

Bankruptcy under the chapter xx casexx datexx Schedule D of voluntary petition datedxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx  ‘Motion for relief from stay’ was enteredxx, was orderedxx and got terminatedxx The Trustee’s final report was enteredxx and BK case was dischargedxx and got terminatedxx
The loan modification agreement was made between xx and lender xx (Lender) effective date isxx The first modified payment is still due for the date ofxx and the new maturity date will bexx The new modified unpaid principal balance is xx forgiven amount is xx The Borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The note has the lender as xx however this entity was acquired by xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The note has an origixxl term of xx months   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The origixxl note has a maturity date ofxx The modification agreement has a reviewed maturity date ofxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The new remaining term is xx based on the modification agreement   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Appraisal has the property as a PUD Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexxecuted (Lvl xx) "Notice of servicing transfer is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16082989	xx	Unavailable	Not Applicable	19.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report as ofxx shows subject mortgage was originatedxxin the amount of xx with xx As per the vesting deed recordedxxthe ownership was withxx the final title policy and Mortgage recordedxxdoes not have the signature of xx xxcounty annual taxxes are paid in the amount of xx	The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx tillxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The borrower is current xx months behind his current paymentsxx	Collections Comments:According to the collection comments, the loan is currently in Bankruptcyxx As per the comments foreclosure has been referred to attorneyxx, FC was on hold due to bankruptcy filed by the borrowerxx As per the tape data the complaint has been filedxx, however no information regarding the complaint has been found in the comments or loan filexx
Borrower had filed bankruptcy under Chapter xx with the Case xx and the plan was confirmedxx POC was filed by xx, in the secured claim amount xx and an arrearage in the amount of xx  Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx Did not see comments indicating a cram downxx As per the confirmed plan borrower shall pay to trustee xx for xx monthsxx
The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx tillxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx  The borrower is current xx months behind his current paymentsxx

Foreclosure Comments:As per the comments foreclosure has been referred to attorneyxx, FC was on hold due to bankruptcy filed by the borrowerxx As per the tape data the complaint has been filedxx, however no information regarding the complaint filed has been found in the comments or loan filexx
Bankruptcy Comments:
Borrower had filed bankruptcy under Chapter xx with the Case xx and the plan was confirmedxx POC was filed by xx  in the secured claim amount xx and an arrearage in the amount of xx  Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx Did not see comments indicating a cram downxx As per the confirmed plan borrower shall pay to trustee xx for xx monthsxx
Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Reviewer updated per documents found in BOxx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx,, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated as per the note   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Reviewer updated per documents found in BOxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: No information found in comments and filexx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Reviewer updated per documents found in BOxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers are missing in the loan filesxx"
* Missing Required State Disclosures (Lvl xx)     "The following state disclosures are missing in the loan filesxx
xx) Anti-Coercion Noticexx
xx) Title Insurance Disclosurexx
xx) Radon Gas Disclosurexx
xx) Insurance Sales Disclosurexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The servicing transfer document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to confirm operative indexx value due to missing documentsxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The affiliated business form is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
12340818	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.375%	$1,869.54	xx/xx/xxxx	Financial Hardship	Updated title report datedxx shows that the subject mortgage was originatedxxand was recordedxxin the amount of xxwith xx
The chain of the assignment is missingxx
There is one Municipal lien found on subject property in favor of xx
There is delinquent taxx in the amount of xxduring the year xxbut the actual amount to be pay is xx
Borough taxxes have been paid in the amount of xx
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the mod termsxx
The borrower is currently xx months behind his scheduled paymentsxx
Collections Comments:Borrower wants to keep the propertyxx Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan currentxx
Available servicing comment shows that the subject property is owner occupied and is in good conditionxx No damages have been observedxx
The reason for default is as follows:
The Borrower is unemployedxx
There is no source of incomexx
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the mod termsxx
The borrower is currently xx months behind his scheduled paymentsxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lenderxx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning fromxx The new principal balance is xx The maturity date isxx
Forgiven amount is xx	xx-xx Family Rider Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx Tape Value:xx   Variance:    Variance %:    Comment: As per note lender xxme isxx  Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note loan origixxl maturity terms months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan amount per note is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: As per collection comments compalint filed date is not mentionedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is xx which is greater than xx hence MI certificate is required; however, it is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing required xx-xx family rider (Lvl xx)     "xx-xx rider is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan filexx
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Taxx Escrow Account Designation
Mortgage Bankers and Exxempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Taxx and Insurance Payment Disclosure
Commitment Disclosure
Lock-in Disclosure
Exxpiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of service transfer disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69948808	xx	624	628	27.055%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.080%	$1,180.76	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxxand was recordedxx in the amount ofxx with xxwith Book/Page# xx/ xxThe loan has not been assigned since originationxxActive mortgages, liens and judgments are as follows: xxThere is a junior mortgage against the subject property which was originatedxxand was recordedxx, in the amount ofxx withxxwith Book/Page# xx/ xxThere are xxHOA/COA liens active against the property in the favor of xx in the amounts of xx&xxwhich were recordedxx andxx respectivelyxx No prior year delinquent taxxes have been foundxxThe xx installment of xxtaxxes have been paid in the amount of xx The xx installment of xxtaxxes has been paid in the amount of xx	According to the payment history as ofxx, the borrower is currently delinquent for xx monthsxx The last payment was receivedxx, the payment was applied for due datexx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayments as per the modification agreementxx	Collections Comments:The loan is delinquent for more than xx monthsxx The last payment was receivedxx, the payment was applied for due datexx and the nexxt due date for payment isxxThe UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayments as per the modification agreementxx No bankruptcy and foreclosure activity foundxx The updated title report states that there is a junior mortgage and three HOA/COA liensxx No prior delinquent taxxes have been foundxx The reason for default is exxcessive obligations and death of the family memberxx The occupancy is occupied by an unknown party and no damages have been found as per the commentsxx

Update: No additional information was found in recent collection comments reviewxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modifiedxx between the borrowers xx and lender xx, xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx,xx beginning fromxx The maturity date as per modification isxx The interest-bearing amount is xx There is no deferred balance or principal forgiven amountxx This loan was modified oncexx	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The Note reflects the lender xxme as xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Origixxl Note reflects the Loan Maturity Term in Months as xx  The last Modification added xx months to the term and the new Term in Months is xx     Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The Appraisal reflects the Origixxl Appraised Value as xx   Tape Source: Initial   Tape Type:
Field: Origixxl Note Doc Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The Origixxl Note reflects the Doc Date asxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the prepayment term testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the prepayment term testxx
Prepayment Term Test: Fail as Loan data is xx Months, Comparison data is xx Month and Variance is xx Monthsxx"
* Missing Appraisal (Lvl xx)     "Appraisal is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xx The following state disclosures are missing from the loan file:

xxAffidavit of Consideration
xxAffidavit of Disbursement
xxFirst Time Buyers Affidavit
xxNotice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
xxMandatory Binding Arbitration Disclosures
xxHome Buyer Education and Counseling Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "The Operative Indexx Value at the time of origination is unable to be confirmed from the loan file"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan filexx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69087871	xx	675	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originatedxxwith the lenderxx
  The chain of assignment is completed as the subject mortgage is withxx
xxThere is civil judgment against the borrower, which was recordedxx in the favor ofxx
xxThere is state taxx lien against the borrower in amount of xx which was recordedxx in the favor of xx
xxThere is junior mortgage against the borrower in amount of xx which was recordedxxin the favor ofxx

The combined annual taxxes have been paid off in amount ofxxand due amount is xxpayable to through datexx
No prior delinquent taxxes have been foundxx
The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthxx The last payment was received in the amount of xx which was applied for the due date ofxx
The payment history reflects current unpaid principal balance is in the amount of xx
The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx
Collections Comments:As per collection comment, the subject property is occupied by owner and no visible damages/repairs have been foundxx The latest BPO report is not available to verify the current condition of subject propertyxx Reason for default is exxcessive obligationxx

The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthxx The last payment was received in the amount of xx which was applied for the due date ofxx
The payment history reflects current unpaid principal balance is in the amount of xx
The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx

Review of comment and loan file stated that foreclosure was initiated in xx The foreclosure file was referred to attorneyxx Complaint has been filedxx with case xx No further information is available about foreclosurexx

No evidences have been found regarding bankruptcy filingxx

Foreclosure Comments:Review of comment and loan file stated that foreclosure was initiated in xx The foreclosure file was referred to attorneyxx Complaint has been filedxx with case xx No further information is available about foreclosurexx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM Indexx Margin Percent Data Provided as xx However Audit Value Shows as xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM Lifetime Cap Rate Data Provided is xx However Audit Value Shows as xx   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM Lifetime Floor Percent Data Provided is xx However Audit Value Shows as xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx, its successors and/or assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme Data Shows as xx, xx However Audit Value Shows as xx a xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx Rate At First Adjustment data provided as xx However Audit Value Shows as xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Negative Amortization Limit Percent data provided as xx However Audit Value Shows as xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Stated Maturity Date Data Provided asxx However Audit Value Shows asxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx (Application) is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "Service Provider Disclosure is missing from the loan file"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business disclosure document is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "Settlement date isxx which is after note date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76954139	xx	769	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originatedxxwith the lender xxwhich was recordedxxThe chain of assignment has not been provided with the updated titlexxThe subject mortgage is with original lenderxxThere is an active junior mortgage against the subject property which was originatedxx with the lender xxfor the amount of xx which was recordedxx The county annual taxxes for the year xxhave been paid in the total amount ofxxNo prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the amount of xx The borrower has been maxxthe payment as per the mortgage payment change located at “xxSecurity Instrument Note and Security Instrument Modificationxx
Collections Comments:According to the servicing comments, the loan is in active bankruptcyxx
According to the payment history as ofxx, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the amount of xx
The borrower has been maxxthe payment as per the mortgage payment change located at “xx”xx
xx  (borrower/debtor) had filed bankruptcy under chapter xx with the casexx The plan was confirmedxx The debtor had filed second amended chapter xx planxx which was confirmedxx According to the plan, the debtor shall pay the amount of xx for xx monthsxx The creditor xx, had filed POCxx with a secured claim amount of xx The amended POC was filedxx
No foreclosure activity has been found in the servicing comments; however, the seller’s tape data shows, the S&C filing isxx As per the collection comment datedxx, the subject property was occupied by an original owner with no damages or repairsxx
Foreclosure Comments:No foreclosure activity has been found in the servicing comments; however, the seller’s tape data shows, the S&C filing isxx
Bankruptcy Comments:xx (borrower/debtor) had filed bankruptcy under chapter xx with the casexx The plan was confirmedxx The debtor had filed second amended chapter xx planxx which was confirmedxx According to the plan, the debtor shall pay the amount of xx for xx monthsxx The creditor xx, had filed POC xx with a secured claim amount of xx The amended POC was filedxx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx Bi Weekly payment was converted to monthlyxx Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM Lifetime cap is xx   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM Lifetime floor is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Marissa F Taha (borrower/debtor) had filed bankruptcy under chapter xx with the case#xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Amended POC was filedxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx Bi Weekly payment was converted to monthlyxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx Bi Weekly payment was converted to monthlyxx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Uxxvailable   Tape Value: xx   Variance:    Variance %:    Comment: Min Number not avaialble on Mortgage document providedxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Audit date inputs are accuratexx Scienxx is not calculating this correctxx Reviewer saved and exxited the file xx times to try and get the system to recognize the datesxx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Payments are Bi-weekly on data providedxxConverted to monthly do to system limitationsxx   Tape Source: Initial   Tape Type:
Field: Origixxl Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Audit Value entry verfired by review of origixxl Note/Security Documentxx Bi Weekly payment was converted to monthlyxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in  xx The following state disclosures are missing from the loan filexx
xx Anti-Coercion Notice
xx Title Insurance Disclosure
xx Radon Gas Disclosure
xx Insurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine an operative indexx value as the supportive documents are missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44748886	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report datedxx the subject mortgage was originatedxxand recordedxxwith lender xx
The chain of assignment has not been completed, no assignment latest assignment has been foundxx
There are xxmechanics liens,xxIRS liens ,xxcivil judgment and xxjunior against the borrowerxx
The xx mechanic lien was recordedxx in the amount of xx and recorded on xx
The xx was recordedxx in the amount of xx in the favor ofxx
The both IRS liens are in the favor of Department of the xxThe first was recordedxx in the amount of xx and xx was recordedxx in the amount of xx
The civil judgment is in the favor of xx
The junior mortgage was originatedxxand recordedxxwith loan amount ofxxwith lender xx
Annual county taxxes of xxand xxare paid in the amount of xxNo prior delinquency has been foundxx
The notice of lis pendens was recordedxx with the case no# xx-xx-xxN-K against the borrowerxx
According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx(PITI) with an interest rate of xx The monthly P&I is xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower had made last payment as per the ARM change notice located at (xx - ARM Noticesxx)xx	Collections Comments:The current status of the loan is active bankruptcyxx The borrower xx and xx had filed bankruptcy under chapter xx with casexxonxx
The chapter xx plan was filedxx as per plan the debtor supposed to pay the trustee the amount of xx per monthxx
The POC was filedxx the amount of POC is xx and amount of arrearage is xx
The xxrd Amended chapter xx was filedxx Voluntary Petition, schedule D shows amount of xx has an unsecured portion out of amount of claim xx and the Value of collateral is xx
The process of foreclosure has been initiated with casexx-CA-xx-xxN-KxxThe file was referred to an attorneyxxThe foreclosure is on hold due to active bankruptcyxx
According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx(PITI)  with an interest rate of xx The monthly P&I is xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx
The loan has not modified since the originationxx
The reason for default as per servicing comments is curtailment of incomexx
As per the servicing comments datedxx the subject property has been found to be vacant but securedxx

As per the servicing comments datedxx the subject property found to damage due to hurricane and the nature damage is black mold on wallxx However the amount of damage and repairs are not found commentsxx No comments regarding the check receive has been foundxx Hence it is unable to determine whether the repaired has been done or notxx

Foreclosure Comments:The process of foreclosure has been initiated with casexx-CA-xx-xxN-KxxThe file was referred to an attorneyxxNo further comments regarding the foreclosure has been foundxx
Bankruptcy Comments:The borrower xx andxx had filed bankruptcy under chapter xx with casexxonxx
The chapter xx plan was filedxx as per plan the debtor supposed to pay the trustee the amount of xx per monthxx
The POC was filedxx the amount of POC is xx and amount of arrearage is xx
The xxrd Amended chapter xx was filedxx Voluntary Petition, schedule D shows amount of xx has an unsecured portion out of amount of claim xx and the Value of collateral is xx

Not Applicable	Credit Application Credit Report Mortgage Insurance	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Tape value is incorrect Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM lifetime cap Rate is xx per note   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: ARM lifetime floor per Note is xx   Tape Source: Initial   Tape Type:
Field: Balloon Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: per note a balloon payment may be reuired at maturityxx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Per POC date of POC isxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Per note first rate change isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: lender xxme at origixxtion per note is xxFargo Fixxncial System of Florida, Incxx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx rate at first change date is xx plus origixxtion rate of xx = xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Per payment history the loan is xx months delinquent as ofxx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Per note nexxt rate change isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Uxxble to determin source of tape data   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The loan is not in Foreclosure, referral in file is not datedxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: The loan is not in Foreclosure, referral in file is not datedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Stated maturity date isxx per Note   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Per Note screen remaining term is xx Tape Source: Initial Tape Type:	xx: Curable	* MI, FHA or MIC missing and required (Lvl xx) "The loan is originated with conventional typexx However, LTV is xx The MI certificate is missing from the loan filexx"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
																									* Operative indexx value is unable to confirm (Lvl xx) "The operative indexx value is unable to be determined from the available loan filesxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62436914	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.175%	$1,582.26	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxxand was recordedxxwith instrument#xx/ xxin the amount of xx in favor of xx
There is one civil judgment open against the borrower in the amount ofxxwhich was recordedxx in favor ofxx
The chain of the assignment is completedxxThe taxxes for the year xxare paidxx
No prior year delinquent taxxes have been foundxx	The Payment History dated as ofxx reveals that the borrower has been the delinquent for more than xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexxThe current unpaid principal balance is in the amount of xx	Collections Comments:The loan is currently delinquent for more than xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexxThe current unpaid principal balance is in the amount of xx
The borrower had filed the bankruptcy under chapter-xx with case xx datedxx
The foreclosure was initiated in the loan and was put on hold due to bankruptcyxx
The updated title report states that there is a civil judgment and no prior delinquent taxxes foundxx
The occupancy is owner occupied and no damages were foundxx

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:The foreclosure was initiated in the loan and was put on hold due to bankruptcyxx As per the servicing comments datedxx the acceleration demand letter exxpiringxx and borrower is not interested in new modification or re-payment planxx
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter-xx with case xx datedxx The POC filedxx which states that the POC amount is xx and the amount of arrearage is xx The notice of payment change filedxx states that the date of payment change isxx and the new total payment is xx As per the plan the debtor shall pay xx per month for xx monthsxx	The loan modification agreement was made between xx and xx and xx with a new principal balance of xx with fixxed rate of xx The borrower promised to pay monthly P&I payment in the amount of xx beginningxx till the maturity date ofxx The amount forgiven is xx and the new principal balance is xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Disclxx Initial Escrow Acct Disclosure Missing Dicsloures Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per tape data current bankruptcy case number is xx however according to collection comment it is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data current bankruptcy post petition due date isxx, however according to collection comment it isxx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the POC documentxx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data first payment date isxx however according to collection comment it isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data loan origixxl maturity term months is xx however according to collection comment it is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: n/a Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the grace period testxx
This loan failed the late fees testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the grace period testxx
Loan data is xx Days, Comparison data is xx Days and Variance is xx Daysxx
This loan failed the late fees testxx
Loan Date: xx, Comparison date: xx and Variance : +xx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "Final TIL is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Property is Manufactured Housing (Lvl xx)     "According to tape data the subject property is a manufactured homexx The collection comment does not state any information regarding manufactured homexx There is no Alta xx present along with final title policy, no affixxation affidavit available and unable to confirm from the taxx reportsxx Appraisal at the time of closing is missing from the loan filesxx However, there is a inspection report (doc loc: xx_Appraisal Report_xx_xx) which states that the property is modular homexx The recent exxterior inspection report (doc loc: xx_Appraisal Report_xx_xx) states the design(style) as Off Fr Modxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83607699	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$1,315.91	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxand recordedxxwith the lenderxx
The chain of assignment has been completedxx
There is one junior credit card judgment against the borrower in the favor of xx in the amount ofxxwhich was recordedxx
There is one junior civil judgment against the borrower in the favor of xxin the amount ofxxwhich was recordedxx
First and second combined taxxes of xxhave been paid in the amount ofxx
No, any prior year delinquent taxxes have been foundxx
According to the payment history as ofxx, the borrower is delinquent from xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement ratexx	Collections Comments:As per the servicing comment as ofxx, the loan is currently in the collection and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement ratexx
The reason for default is exxcessive obligationxx
The borrower did not file the bankruptcyxx
No foreclosure activity has been foundxx
The subject property is owner occupiedxx No damage and repairs have been foundxx

Update: As per the servicing comment datedxx, the subject property is owner occupiedxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since originationxx The borrower has been maxxpayments as per the modification agreement which was madexx between the borrower xx and lender xx As per the modified terms, the new principal balance is xx The borrower has promise to pay in the amount of xx,xx with an interest rate of xx beginningxx till maturity datexx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is xx a xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The origixxl maturity terms are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The origixxl note rate is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The foreclosure activity has not been foundxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in  xx The required state disclosure Deleted because compliance with Reg Z will satisfy obligation missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value unable to be determined from the available loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61601104	xx	Unavailable	Not Applicable	44.321%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$653.99	xx/xx/xxxx	Lower Payment	According to updated title report datedxx, the subject mortgage was originatedxxwhich was recordedxxThe chain of assignment has been completedxxSubject Mortgage is on first lien positionxxThere is no other lien on subject propertyxxThe combined xx quarter xxtaxxes are due byxx in the amount ofxxNo prior year delinquent taxxes have been found pendingxx The Annual Taxx Amount isxx	The payment history as ofxx shows that the borrower is delinquent for xx months and nexxt due for thexx paymentxx The last payment was receivedxx in the amount of xx which was applied to thexx paymentxx The current UPB is in the amount of xx	Collections Comments:The payment history as ofxx shows that the borrower is delinquent for xx months and nexxt due for thexx paymentxx The last payment was receivedxx in the amount of xx which was applied to thexx paymentxx The current UPB is in the amount of xx
The loan was previously modifiedxx with a new principal balance of xx to a fixxed rate of xx and P&I payment of xx beginningxx until maturity date ofxx
The loan was then modified thru a Recast Agreement datedxx with an effective date ofxx which shows a current unpaid principal balance of xx and states the Interest Bearing Principal Balance will be further reduced by the xxth year xxTreasury pay-for-performance incentive of xx  The Re-cast/Re-amortization Modified Mortgage Table shows the payment of xx duexx then shows the new payment of xx beginning with the re-cast effective date ofxx  The fixxed interest rate from the prior HAMP Mod in xx/xx remains the same at xx  The monthly P&I payments however were lowered due to the pay-for-performance incentives of xxk/year over the last xx yearsxx  All other terms remained the samexx
Servicing comment datedxx reflects the borrower called wanting to remove her husband from the application for a loan mod thus reducing the income being used to qualify since she was denied for a modxx since showing affordablexx  The appeal showed the borrower has the ability to pay and she disagreesxx  The rep advised she may re-apply for the mod but she declined stating she is afraid she will not get a different outcome on the decisionxx
Foreclosure proceedings beganxx and per the updated title report, the complaint was filedxx and recordedxx
Prior Chapter xx Bankruptcy casexx was filedxx and the case was dischargedxx  Schedule D of the Chapter xx Voluntary Petition filedxx shows the value of the subject property is xxk with the amount of claim xx leaving xx unsecured portionxx
The latest Desktop Appraisal completedxx reflects the subject property is in Average Condition with no damages noted and an as is Market Value of xx
Foreclosure Comments:Foreclosure proceedings beganxx and per the updated title report, the complaint was filedxx and recordedxx
Bankruptcy Comments:Prior Chapter xx Bankruptcy casexx was filedxx and the case was dischargedxx Schedule D of the Chapter xx Voluntary Petition filedxx shows the value of the subject property is xxk with the amount of claim xx leaving xx unsecured portionxx	The loan was previously modifiedxx with a new principal balance of xx to a fixxed rate of xx and P&I payment of xx beginningxx until maturity date ofxx
The loan was then modified thru a Recast Agreement datedxx with an effective date ofxx which shows a current unpaid principal balance of xx and states the Interest Bearing Principal Balance will be further reduced by the xxth year UxxSxx Treasury pay-for-performance incentive of xx,xx The Re-cast/Re-amortization Modified Mortgage Table shows the payment of xx duexx then shows the new payment of xx beginning with the re-cast effective date ofxx The fixxed interest rate from the prior HAMP Mod in xx/xx remains the same at xx The monthly P&I payments however were lowered due to the pay-for-performance incentives of xxk/year over the last xx yearsxx All other terms remained the samexx	Credit Report Origination Appraisal	Field: Borrower First xxme Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower First xxme is xx and Middle xxme isxx however the tape data shows it Maryannxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: Champion Mortgage, a Division of Keybank xxtioxxl Association   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender per the Note at origixxtion is xx however the tape reflects the current lender of record, xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Loan Amortization Type is Fixxed however the tape data shows it step which is due to the latest loan modificationxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan Origixxl Maturity Term Month is xx however the tape data shows it xx The loan has been modified since origixxtionxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mos Currently Delinquent per Payment History is xxmonth however the tape data shows it xxmonthxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is xxs however the tape data shows it xx No Discrepancyxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The Foreclosure Referral date isxx however the tape data shows itxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Per the Updated Title Report, the foreclosure complaint was filedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplaianceEase risk insicator is Moderate due to failing the NJ Prohibited Fees Testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "Prohibited Fees Test: FAILxx
Loan Data is xx,xx comparison Data is xx hence the variance is +xx,xx
This loan failed the xx  prohibited fees testxx The loan does charge fee(s) not provided for in this act, which is prohibitedxx"
* Missing Appraisal (Lvl xx)     "The appraisal document from origination is missing from the loan filexx"
																									* Missing credit report (Lvl xx) "Credit report is missing from the loan documentsxx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48750846	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originatedxxwith xx Incxx, which was recordedxx
Chain of assignment is missing from updated title reportxxNo active judgments and liens have been  foundxx
Annual county taxxes have been paid in the amount ofxx
No delinquent taxxes have been found for the prior yearsxx
Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:According to the latest collection comments as ofxx the loan is in active collectionsxx Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Disclxx
Loan Program Info Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	Field: ARM Lifetime Floor Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM lifetime floor percent is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Borrower #xx Last xxme   Loan Value:xx    Tape Value: xx    Variance:    Variance %:    Comment: Borrower xx last xxme is xx, tape shows xx    Tape Source: Initial   Tape Type:
Field: Borrower Last xxme   Loan Value:xx   Tape Valuexx    Variance:    Variance %:    Comment: Borrower last xxme isxx , tape shows xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change date isxx, tape showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx    Tape Value:xx   Variance:    Variance %:    Comment: Lender xxme is xx  tape shows xx  Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Maxx rate at xxst adjustment is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Currently delinquent per pay history is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: nexxt rate change date isxx, tape showsxx   Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Appraised value is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: S$C filing date is not applicable, tape showsxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Stated maturity date isxx tape showsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final xx (Application) is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA APR Test is  Failed as  Loan Data is xx , Comparison Data is  xx  , Variance is -xx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "Final TIL is missing from loan files"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from loan filesxx"
* MI, FHA or MIC missing and required (Lvl xx)     "MI certificate is required but missing from loan files"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The state disclosures missing from the loan file are :
MN Notice of Right to Discontinue Escrow, Interest Rate or Discount Point Agreement , Conditional Qualification/Approval Disclosure, Insurancexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from loan filesxx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75242534	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx the subject mortgage was originatedxxand was recordedxxThe amount of subject mortgage is xx and lender xx
The chain of assignment is completexx
There are no active liens or judgments found openxx
The county taxxes for the year xx half are duexx in the amount of xxand that of xx half are duexx in the amount of xxThere are no prior delinquent taxxesxx
The review of the payment history shows that the borrower is not maxxregular payments and borrower is xx months behind the scheduled paymentsxx The last payment was receivedxx in the amount of xx which was applied toxx paymentxx The loan is nexxt due forxx The UPB as per payment history is xx The borrower is maxxpayments as per original Note termsxx	Collections Comments:The borrower is not maxxregular payments and borrower is xx months behind the scheduled paymentsxx The last payment was receivedxx in the amount of xx which was applied toxx paymentxx The loan is nexxt due forxx The UPB as per payment history is xx The borrower is maxxpayments as per original Note termsxx
The borrower had filed bankruptcy under chapter xx case xx The plan was not confirmedxx The POC was not filed by the lenderxx The debtor was dismissedxx and case was terminatedxx
The foreclosure was initiated and file was referred to attorneyxx However the foreclosure proceedings were put on hold because of bankruptcy filing by the borrowerxx Further the bankruptcy case was terminatedxx
The county taxxes for the year xxst half are duexx in the amount of xx and that of xxnd half are duexx in the amount of xx There are no prior delinquent taxxesxx
No damages or repairs to the subject property are reported in the commentsxx
Foreclosure Comments:The foreclosure was initiated and file was referred to attorneyxx However the foreclosure proceedings were put on hold because of bankruptcy filing by the borrowerxx Further the bankruptcy case was terminatedxx No further information about foreclosure is available in the comments and loan filexx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx case xx The plan was not confirmedxx The POC was not filed by the lenderxx The debtor was dismissedxx and case was terminatedxx	Not Applicable	Credit Application Credit Report Document Showing a Indexx Numerical Value Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: the bankruptcy case number is the same Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Post petition due date is not availablexx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No POC is filed   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: same lender   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: AS per Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: the correct appraised value per application screen is xx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: exxact amt imputted vs round up amt on the origixxl tape   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&C is not available Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing in the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing in the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The servicing transfer document is missing in the loan filexx"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "The operative indexx is unavailable in the provided documentsxx"
* ROR not hand dated by borrower(s) (Lvl xx)     "The ROR is not hand dated by the borrowerxx"
																									* TIL not hand dated (Lvl xx) "The final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31792086	xx	748	Not Applicable	39.622%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$522.53	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originatedxxwith xx which was recordedxx
The chain of assignment has been completed as the loan was originated withxx
There is a junior mortgage against the subject property in the favor of xxin the amount of xx which was recordedxx
The county xx and xx installment taxxes of xxhave been paid in the total amount ofxx
No prior years delinquent taxxes have been foundxx	According to the latest payment history, the borrower is delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current unpaid principal balance reflects in the latest payment history is in the amount of xx The borrower has been maxxthe payments as per the modification agreement datedxx	Collections Comments:According to the servicing comments, the loan is in foreclosure and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current unpaid principal balance reflects in the latest payment history is in the amount of xx The borrower has been maxxthe payments as per the modification agreement datedxx
Reason for default is a curtailment of incomexx
The loan had been modifiedxx The unpaid principal balance was xx with the interest rate of xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx
According to the tape data, the foreclosure was initiated in xx and the file was referred to an attorneyxx According to the Updated title report, the complaint was filedxx However, no further information has been foundxx
The borrower xx  had filed the bankruptcy under Chapter xx with the case xx There is a reaffirmation agreement datedxx for xx to be repaid at a fixxed rate of xx and payments of xx for xx monthsxx "Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx The value of collateral that supports the claim amount is xx No comments indicating a cram downxx” The case was dischargedxx and terminatedxx
The servicing comment datedxx shows that the subject property is owner-occupiedxx
No BPO and inspection reports are providedxx

Foreclosure Comments:According to the tape data, the foreclosure was initiated in xx and the file was referred to an attorneyxx According to the Updated title report, the complaint was filedxx However, no further information has been foundxx
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter xx with the case xx
There is a reaffirmation agreement datedxx for xx to be repaid at a fixxed rate of xx and payments of xx for xx monthsxx "Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx The value of collateral that supports the claim amount is xx No comments indicating a cram downxx”
The case was dischargedxx and terminatedxx	This modification agreement was signed between the borrowerxx and the lenderxx
The unpaid principal balance was xx with the interest rate of xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx
The prior modification was donexx	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Note   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The S&C filing date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following State disclosures are missing from the loan files:
xx IL Collateral Protection Insurance Noticexx
xx Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80138934	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.000%	$266.80	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage originatedxxwith “xx and was recordedxx
No chain of assignment is foundxx
No active judgments or liens found against the subject propertyxx
Annual Combined taxxes have been delinquent in the amount of xx having due date ofxx and good through date isxx
Annual City taxxes have been delinquent in the amount of xx having due date ofxx and good through date isxx	Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
The borrower is currently xx months behind his scheduled paymentsxx
Collections Comments:As per the foreclosure invoice locator xxforeclosure process had been initiated in the loanxx
It was referred to the attorneyxx
Complaint was filedxx
Currently foreclosure process was put on hold due to loss mitigationxx however as per tape data, S&C filing date isxx
No further information is available to understand the current status of foreclosure processxx
Borrower wants to keep the propertyxx Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan currentxx
Available servicing comment shows that the subject property is owner occupied and is in good conditionxx No damages have been observedxx
The reason for default is as follows:
The Borrower is unemployedxx
There is no source of incomexx

Foreclosure Comments:As per the foreclosure invoice locator xx, foreclosure process had been initiated in the loanxx
It was referred to the attorneyxx
Complaint was filedxx
Currently foreclosure process was put on hold due to loss mitigationxx however as per tape data, S&C filing date isxx
No further information is available to understand the current status of foreclosure processxx

Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date ofxx
The borrower had promised to pay the UPB of xx with interest rate of xx with P&I of xx with fixxed amortized type and it was beginning from first payment datexx and ends with the maturity date ofxx	Credit Application Credit Report Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data, lender xxme isxx However, review of the available loan files states that it isxx, Incxx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Uxxvailable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, MERS MIN number is xx However, review of the available loan files states that it is not applicablexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per tape data, origixxl appraised value is xx However, review of the available loan files states that it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, property street address is xx However, review of the available loan files states that it is xx W xxrd Stxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per tape data, stated maturity date isxx However, review of the available loan files states that it isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance charge   Charged xx Allowed xx Over By -xx
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test:  Charged xx  Allowed xx Over By -xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test:  Charged xx  Allowed xx Over By -xx
This loan failed the TILA APR testxx ( xx CFR §xx(a)(xx), (xx) , transferred from xx CFR §xx(a)(xx), (xx) )
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than xx of xx percentage point above or below the APR as determined in accordance with the actuarial methodxx
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance charge   Charged xx Allowed xx Over By -xx
This loan failed the TILA finance charge testxx( xx CFR §xx(d)(xx) , transferred from xx CFR §xx(d)(xx) )
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documentsxx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filesxx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file
 Authorization Fees, Charges and Exxpenses for Federally Related Mortgage Loans
 Anti-Tying Disclosure
 Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan filesxx"
																									* Right of Rescission missing or unexxecuted (Lvl xx) "ROR is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71026433	xx	685	Not Applicable	27.388%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$76,540.98	2.000%	$531.46	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originatedxxwith xxThe chain of assignment is complete as the subject mortgage is currently with xxThere is one junior mortgage found open in the amount of xxwhich was recordedxx
There is one IRS Lien judgment against the borrower found  open in the amount of xx favor of Department of the xx,NA which was recordedxx
There is one state taxx lien judgment against the borrower found open in the amount of xx favor of xx  which was recordedxx
According to updated title report school taxxes for the year of xx& xx, xx & xx installment was paid in the amount of xx Also, annual combined taxxes for the year of xxwas paid in the amount of xx There is village taxxes for the year of xx, xx installment is duexx in the amount of xx half taxxes in the amount of xxpaid date isxx
No delinquent taxxes have been found for the prior yearsxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected in the amount of xx (including deferred balance xx)xx	Collections Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx However, latest servicing comment datedxx show, foreclosure process currently was put on hold due to litigationxx No more evidences are available regarding further foreclosure proceedingsxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx  As per payment history, the current UPB is being reflected in the amount of xx (including deferred balance xx)xx
Review of PACER, bankruptcy is not initiated on the loanxx
Reason for default is exxcessive obligationsxx
According to servicing comment, subject property is owner occupiedxx No information has been found regarding any damage or repairxx
Foreclosure Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx However, latest servicing comment datedxx show, foreclosure process currently was put on hold due to litigationxx No more evidences are available regarding further foreclosure proceedingsxx
Bankruptcy Comments:Not Applicable	This loan modification was donexx between the xx (Borrower) xx, xx (Lender)xx The amortization type is step and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity datexx As per modification agreement interest bearing amount is xx and modification original rate is xx and Monthly P&I is xx The modification payment start date isxx and new maturity date isxx	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per tape data Deferred balance amount is xx but audit value not applicablexx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per tape data Lender xxme is xx, xx BUT audit value is worls savings bank,a xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per tape data loan amortization type fixxed but audit value Armxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data loan origixxl maturity term month xx but audit value xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data origixxl appraised value is xx but audit value xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data S&C Filling date isxx but audit value uxxvilablexx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: xx Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the late fees testxx
This loan failed the prepayment term testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the late fees testxx
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is locatedxx
According to note, late fees is xx which is compared with xx and variance is +xx
This loan failed the prepayment term testxx
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx
According to note prepayment term for the xx months initiated on the loan which is compared with xx months and variance is xx monthsxx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx unable to be confirmed from the available loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Form is missing from the loan filexx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40001322	xx	557	Not Applicable	33.882%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$718.85	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxand recordedxxwith the lender xx
The chain of assignment has been completedxxCurrently, the assignment is with the xx
There is one junior civil judgment against the borrower in the favor of xx
There is one junior renewed judgment against the borrower in the favor of xx
There is one junior credit card judgment against the borrower in the favor of xx
First county installment taxxes of xxhave been paid in the amount of xx
Second county installment taxxes of xxhave been due in the amount of xx
No, any prior year delinquent taxxes have been foundxx

According to the payment history as ofxx, the borrower is delinquent from xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The borrower has been maxxpayments as per the modification agreement ratexx	Collections Comments:According to the servicing comment as ofxx, the loan is in the collection and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The borrower has been maxxpayments as per the modification agreement ratexx The borrower has been maxxpayments as per the modification agreement which was madexx between the borrower xx and lender xx As per the modified terms, the new principal balance is xx The borrower has promised to pay for the amount of %xx with an interest rate of xx beginningxx till maturity datexx
The reason for default is unable to be determinedxx
The borrower did not file bankruptcyxx
No foreclosure activity has been foundxx
The subject property occupancy and condition is unable to be determinedxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since originationxx The borrower has been maxxpayments as per the modification agreement which was madexx between the borrower xx and lender xx As per the modified terms, the new principal balance is xx The borrower has promised to pay for the amount of %xx with an interest rate of xx beginningxx till maturity datexx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note document loan origixxl maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per payment history delinquent month is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Collection comments missing form loan filexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of xx The following required State Disclosure is missing in the loan filexx
xxImpound Account Disclosure
xxCosigner Notice
xxPrivate Mortgage Insurance Disclosure
xxEarthquake Disclosure forCondominiums
xxHazard Insurance Disclosure
xxInsurer RecommendationDisclosure
xxCA Fair Lending Notice
xxAnti-Tying Disclosure
xxPrivacy Notice
xxNotice of Right to Copy of Appraisal
xxApplication for Credit-Married Persons
xxFair Debt Collection Notice
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value unable to be determined from the available loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87445080	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.000%	$730.63	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxxshows the subject mortgage was originatedxxwith xx , Incxx The chain of assignment is complete as the subject mortgage is currently with xx There are two junior mortgage found open as belowxx:- xx) Junior mortgage in the amount of xx favor of xx , a xx n which was recordedxx There is one civil judgment against the borrower found open in the amount of xx favor of xx which was recordedxx According to updated title report, xx & xx installment county taxxes for the year of xx, xx& xxhave been paid in the total amount of xx No delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was received on xx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx However, latest servicing comment datedxx show, foreclosure process currently was put on hold due to loan modificationxx No more evidences are available regarding further foreclosure proceedingsxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was received on xx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx  As per payment history, the current UPB is being reflected in the amount of xx
Review of PACER, bankruptcy is not initiated on the loanxx
Reason foe default is unemploymentxx
According to servicing comment, subject property is owner occupiedxx No information has been found regarding any damage or repairxx

Foreclosure Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx However, latest servicing comment datedxx show, foreclosure process currently was put on hold due to loan modificationxx No more evidences are available regarding further foreclosure proceedingsxx

Bankruptcy Comments:Not Applicable	This loan modification was donexx between the xx (Borrower) & xx, xx (Lender)xx The amortization type is fixxed and new unpaid Principal balance is xx and modification original rate is xx and Monthly P&I is xx The modification payment start date isxx and new maturity date isxx
Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx, Incxx   Tape Value:xx   Variance:    Variance %:    Comment: Lender on mortgage note is xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan maturity on data entered matches mortgage note, tape data is the updated maturity datexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan amount on mortgage note includes cents, loan amount is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Mortgage note and modification reflect maturity date of February xx, xx tape data reflect Aprilxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Mortgage note and modification reflect maturity date of February xx, xx tape data reflect Aprilxx Tape Source: Initial Tape Type:	xx: Curable	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Acct Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* MI, FHA or MIC missing and required (Lvl xx)     "MI Certificate is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value unable to be confirmed from the available loan file"
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70502400	xx	634	580	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	Unavailable	$753.68	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx, states that the subject mortgage was originatedxxand recordedxxin the amount of xx which is in the favor of xx
The chain of assignment has been completed as the lender isxx who was aquired by xx
There are xxHOA liens against the subject property totalingxxe of which is a notice of default and election to sell against the subject property, all in the favor ofxx
There are two active civil judgments against the borrower, the first was recordedxx in the amount of xxwhich is in the favor of xx
The second was recordedxx in the amount ofxxwhich is in the favor of xx
The xxfirst installment county taxxes have been paidxx
The xxsecond installment county taxxes have been due in the amount of xxwhich were due forxx; however, no prior year delinquent taxxes have been foundxx	The review of payment history as ofxx shows that the borrower is delinquent for xx months and is nexxt due for the xxnd half of thexx paymentxx The last funds were receivedxx in the amount of xx and were applied the following day to the xxst half of thexx paymentxx The UPB in the payment history is reflected in the amount of xx The current P&I is xx and the current PITI is xx which is due Bi-Weeklyxx	Collections Comments:The collection comments review as ofxx, states that the loan is in an active bankruptcyxx The review of payment history as ofxx shows that the borrower is delinquent for xx months and is nexxt due for the xxnd half of thexx paymentxx The last funds were receivedxx in the amount of xx and were applied the following day to the xxst half of thexx paymentxx The UPB in the payment history is reflected in the amount of xx The current P&I is xx and the current PITI is xx which is due Bi-Weeklyxx
As per collection comments, the reason for default is curtailment of income and the borrowers intentions are to keep the propertyxx
The loan was modified with an effective date ofxx which shows the principal balance of the loan increased to xx  All other terms and conditions of the Note and Security Instrument remained unchanged and in full force and effect with Bi-Weekly paymentsxx  Mod Agreement located at " xx Security Instrument Note and Security Instrument Modificationxx
As per comments datedxx, the payment change notice was filed which was effective fromxx with the total payment of xx  As per the available notice of mortgage payment change, the interest rate is xx and the P&I was xx

According to the PACER records, the borrower has filed the bankruptcy under chapter xx with case xx The POC was filedxx with a secured claim amount of xx and the arrearage amount is xx
As per motion to value collateral, the value of the property is xx and the net negative equity is in the amount of xx  According to the order confirming motion to value of xx the property is encumbered by senior lien (subject) securing claims in the amount of xx which exxceeds the value of the property which is subject to the creditor lienxx  Schedule D of the voluntary petition reflects the amount of secured claim is xx and the value of collateral that supports this claim is xx leaving an unsecured portion for xx  As per comments datedxx, the second lien is being valued at xx and it has been stripped out; there is no cram down for the first lienxx
As per collection comments the property has been owner occupied and property condition is unable to determinexx
The latest Desktop Appraisal completedxx reflects the property is in Good condition with a Market Value of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER records, the borrower has filed the bankruptcy under chapter xx with case xx  The POC was filedxx with a secured claim amount of xx and the arrearage amount is xx
As per motion to value collateral, the value of the property is xx and the net negative equity is in the amount of xx According to the order confirming motion to value of xx and is encumbered by senior lien (subject) securing claims in the amount of xx which exxceeds the value of the property which is subject to the creditor lienxx Schedule D of the voluntary petition reflects the amount of secured claim is xx and the value of collateral that supports this claim is xx leaving an unsecured portion for xx As per comments datedxx, the second lien is being valued at xx that is, it has been stripped out and there is no cram down for the first lienxx	The loan was modified with an effective date ofxx which shows the principal balance of the loan increased to xx All other terms and conditions of the Note and Security Instrument remained unchanged and in full force and effect with Bi-Weekly paymentsxx	Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: As per PACER records, the POC date isxx Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per note review, the first rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last funds were received from borrowerxx however the funds were not applied to a payment untilxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx, , its Successors and/or Assignee   Tape Value: xx, xx   Variance:    Variance %:    Comment: Note reflects lender xxme as xxa xx and the tape reflects xx, xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per note review, the maxx rate is xx however there was not a maxx rate at xxst adjustment stated in the Notexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per payment history review, the borrower is delinquent for xx monthsxx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Origixxl Note reflects the Neg-arm limit as xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per review, the foreclosure was not initiatedxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per review, the foreclosure was not initiatedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required State Disclosures (Lvl xx) "The property is located in xx state, the following required state disclosures are missing from the loan filesxx
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
																									Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16636205	xx	671	657	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.375%	$810.10	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originatedxxin the amount of xxwith xx, which was recorded on xx
The chain of assignment has been completed as the loan was originated with xx
There is a junior mortgage against the property in the xx, in the amount of xx recordedxx
Three State taxx liens against the borrower x
First in the favor of xx in the amount of xx which was recordedxx
Second in the favor ofxx in the amount of xx which was recordedxx
Third in the favor of xx
Three civil judgments against the borrower Jaxx
First in the favor of xx
Second in the favor of xxonxx
Third in the favor ofxx
xx installment county taxxes of xxhave been paid in the amount ofxx and xx installment are duexx in the amount ofxx
No prior years delinquent taxxes have been foundxx
According to the payment history, the borrower is delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current unpaid principal balance reflected in the payment history is in the amount of xx The borrower has been maxxthe payments as per the modification agreement datedxx	Collections Comments:According to the servicing comments, the loan is in collections and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current unpaid principal balance reflected in the payment history is in the amount of xx The borrower has been maxxthe payments as per the modification agreement datedxx
Reason for default is a curtailment of incomexx
The loan was modifiedxx The unpaid principal balance was xx with the interest rate of xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx
The prior modification was donexx The unpaid principal balance was xx with the interest rate of xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx The prior modification was donexx
No evidences have been found in the latest xx months of servicing comments regarding the foreclosurexx
No evidences have been found in the latest xx months of servicing comments regarding the bankruptcyxx
The servicing comment datedxx shows that the subject property is owner-occupiedxx
No BPO and inspection reports are providedxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was madexx between xx and the lender xx
The unpaid principal balance was xx with the interest rate of xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx
The prior modification was donexx	Affiliated Business Disclosure Credit Application Missing Dicsloures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Note   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to confirm the operative indexx value from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "According to the HUD-xx, the settlement date isxx and the loan origination date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40276126	xx	662	Not Applicable	22.871%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$8,335.30	2.000%	$672.77	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxwith the lender xxwhich was recordedxxThe chain of assignment has not been provided with the updated titlexxThe subject mortgage is with the original lenderxxThere are two active Notice of Lien for xx against the borrower xx in the favor of for the total amount of xxwhich was recordedxx andxx The SSN# given on supportive document which was recordedxx is consistent with the borrower’s SSN#xxHowever, the DOJ which was recordedxx does not have SSN#xxThere is an active junior civil judgment against the borrower xx in favor of xx for the total amount of xx which was recordedxx andxx respectivelyxxThe county annual taxxes for the year xxhave been paid in the amount ofxxNo prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB is reflected in the amount of xx and the deferred balance is xx
The loan has been modified once since originationxx The borrower has been maxxpayment as per the loan modification which was madexx	Collections Comments:According to the servicing comments, the loan is in active bankruptcyxx According to the payment history as ofxx, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB is reflected in the amount of xx and the deferred balance is xx
The loan has been modified once since originationxx The borrower has been maxxpayment as per the loan modification which was madexx between the borrower xx and the lenderxx According to the new modified principal balance is xx out of which the amount of xx and the interest-bearing amount will be xx The modification was further amortized into xx stepsxx Currently, the borrower has been maxxpayments as per the third step of whcih the rate of interest xx and the P&I xx beginning fromxx for xx monthsxx The new maturity date isxx
As per the review of loan files, the foreclosure was initiated in xx The file was referred to an attorneyxx The first legal action was completedxx, NA had filed notice a of lis pendensxx with the casexx-CA-xx However, the foreclosure has been put on hold as xx (borrower/debtor) had filed bankruptcy under chapter xx with the casexx The plan was confirmedxx The debtor had filed a fifth amended planxx which was confirmedxx According to the plan, the debtor shall pay the amount of xx for xx months, xx for xx month and xx for xx monthsxx The creditor xx, NA had filed POCxx with the secured claim amount of xx and arrears of xx
As per the collection comment datedxx, the subject property was occupied by an original owner with no damages or repairs notedxx
Foreclosure Comments:As per the review of loan files, the foreclosure was initiated in xx The file was referred to an attorneyxx The first legal action was completedxx, NA had filed a notice of lis pendensxx with the casexx-CA-xx However, the foreclosure has been put on hold as xx (borrower/debtor) had filed bankruptcy under chapter xx with the casexx
Bankruptcy Commentsxx (borrower/debtor) had filed bankruptcy under chapter xx with the casexx The plan was confirmedxx The debtor had filed a fifth amended planxx which was confirmedxx According to the plan, the debtor shall pay the amount of xx for xx months, xx for xx month and xx for xx monthsxx The creditor xx, NA had filed POCxx with the secured claim amount of xx and arrears of xx	The loan has been modified once since originationxx The borrower has been maxxpayment as per the loan modification which was madexx between the borrower xx and the lender xx According to the new modified principal balance is xx out of which the amount of xx,xx and the interest-bearing amount will be xx The modification was further amortized into xx stepsxx Currently, the borrower has been maxxpayments as per the third step of which the rate of interest xx and the P&I xx beginning fromxx for xx monthsxx The new maturity date isxx	Affiliated Business Disclosure Condo/PUD Rider Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per the PACER, the case# is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the PACER, the POC date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx, a xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the Note, the lender xxme is xx , a xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Stepxx  The Origixxl Note Amortization type was Fixxedxx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Origixxl Note reflects the Loan Maturity Term in Months as xx  The last Modification added xx months to the term and the new Term in Months is xx     Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the avialble documents, the S&C filing date isxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value:xx Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report, the property type is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl xx) "As per the appraisal report, the subject property type is PUD; however, PUD rider is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures of xx  state are missing from the loan filexx
?Anti-Coercion Notice
?Title Insurance Disclosure
?Radon Gas Disclosure
?Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required Affiliated Business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29074936	xx	672	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.480%	$728.59	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originatedxxand which was recordedxxwith instrument# xx
No active judgments or liens foundxx

The prior owner xx through Quitclaim Deed on datexx which was recordedxxwith the instrument#xxAfter that xx

xx installment of xxyear city property taxx was paidxx in the amount of xx
xx installment of xxyear city property taxx was paidxx in the amount of xx
xx  installment of xxyear city property taxx was duexx in the amount of xx xxth  installment of xxyear city property taxx was duexx in the amount of xx xxcombined annual taxxes have been paid off in the amount of xx
No prior years delinquent taxxes have been found pendingxx	Provided payment history as ofxx, reveals that the loan is in delinquency for xx monthsxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:The loan is in collectionxx The payment history datedxx shows that the borrower has been the delinquent for xx months and nexxt payment due date isxx The last payment was receivedxx in the amount of xx which was applied for the due datexx The current UPB is in the amount of xx Borrower is not maxxpayments according to the modification planxx The UPB as of date is not mentioned in the updated payment historyxx Hence, we have considered the UPB as per tape dataxx
Borrower had filed bankruptcy under chapter-xx with the casexx The debtor was dischargedxx and terminated date wasxx No other evidence has been found regarding bankruptcyxx
As per collection comment datedxx, PLACED ON xx No latest BPO report available in the loan file
As per collection comment the subject property is occupied by owner with good condition and well maintainedxx No comment regarding damage and repairs located to xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
Borrower had filed bankruptcy under chapter-xx with the casexx The debtor was dischargedxx and terminated date wasxx No other evidence has been found regarding bankruptcyxx	Loan Modification agreement was made between borrowerxx with, xx on effective date ofxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and it was beginning from first payment datexx and ends with the maturity date ofxx
According to the modification agreement madexx the new principal is in the amount of xx with interest rate of xx In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exxceeds xx of the modified principal amountxx	Affiliated Business Disclosure Credit Application Missing Dicsloures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value xx, a xx, Its Successors and/or Assigneesxx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme isxx ; However, tape shows xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan origixxl maturity term months is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Mos currently delinquent per payment history is xx; However, tape shows xx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final Hud-xx is not sign by all the borrowersxx"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unable to determine from the given lenders documentsxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "According to the Hud-xx, the settlement date isxx which is different from the note date ofxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77098334	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of Updated Title report datedxx, the subject mortgage was originatedxxand recordedxxwith lender xx
The chain of assignment has not been completed and no assignment has been foundxx
The updated title report shows there is xxsenior mortgage, xxHOA lien xxjunior mortgage, xxcivil judgment and xxcredit card judgment has been found against the borrowerxx
The senior mortgage was originatedxxwith lender xx
The HOA lien on subject property was recordedxx in favor of xx
The junior mortgage was originatedxxwith lender xx
The civil judgment was recordedxx in the amount of xx in the favor ofxx   and the credit card was recordedxx the amount is not mentioned in the favor of xx
Annual county taxxes of xxhave been paid in the amount of xxNo prior delinquency has been foundxx
According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected in the amount of xx The borrower has made last payment as per the ARM Change Notice located at (xx - MANUAL CALCULATIONxx) xx	Collections Comments:The current status of the loan is in the collectionxx According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected in the amount of xx The borrower has made last payment as per the ARM Change Notice located at xx
The borrower xx had filed bankruptcy under chapter xx with casexx The current bankruptcy status is, it was dischargedxx and terminatedxx The original chapter of bankruptcy filing is chapter xx
The process of foreclosure has been initiated in November xx; however, the comments datedxx, the foreclosure was put on hold due to active loss mitigationxx As per the comments datedxx, the forbearance plan started and the first payment was duexx in the amount of xx
The reason for default as per the servicing comments is an illness of a family memberxx
The subject property is in average conditionxx No comments regarding the damage or repair have been foundxx The occupancy is unable to determine as per the servicing commentsxx

Foreclosure Comments:The process of foreclosure has been initiated in November xx , however the comments datedxx the foreclosure was put on hold due to active loss mitigationxx As per the commentsxx the forbearance plan started and the first payment was duexx in the amount of xx
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with casexxThe current bankruptcy status is bankruptcy was dischargedxxand terminatedxxThe original chapter of bankruptcy filing is chapter xx	Not Applicable	Condo/PUD Rider Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	Field: First Rate Change Date Loan Value:xx Tape Value:xx |---| -xx (Days) |----| Comment: Determined from Note Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Verified on Pay History findingsxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: No Issue   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Determined from note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Reviewed based on Pay History providedxx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Reviewed based on Note   Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Verified from NOTE   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx    Variance:    Variance %:    Comment: No Issue   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: Documentation not provided for validation   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Verified on Note Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "TILA Right of Rescission Test: FAIL
The funding date is before the third business day following consummationxx
The consumer may exxercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx or §xx or delivery of all material disclosures, whichever occurs lastxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA right of rescission testxx
Closed-end"
* Condo / PUD rider Missing (Lvl xx)     "As per the tape date of appraisal the subject property type is PUD;however, the PUD rider is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "An appraisal document is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the state of xx The following state disclosures are missing from the loan filexx
xxAffidavit of Consideration
xxAffidavit of Disbursement
xxFirst Time Buyers Affidavit
xxNotice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
xxBalloon Payment
xxNo Escrow Account
xxMandatory Binding Arbitration Disclosures
xxHome Buyer Education and Counseling Disclosure"
																									* Operative indexx value is unable to confirm (Lvl xx) "Operative indexx value is unable to be determined from the available loan filexx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:AVM	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6017136	xx	660	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$26,000.00	2.000%	$708.67	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originatedxxwith xxwhich were recordedxx
The chain of assignment has been completedxx
There is a junior mortgage open against the property in favor ofxx
There liens and judgments these are as follows:
xx) There is a HOA lien open against the property in the favor of xx amount ofxxwhich was recordedxx
xx) There is a civil judgment open against the borrower in the favor of xx a Corporation in the amount ofxxwhich were recordedxx
Taxx Status:
Annual county taxxes for xx, xx& xxhave been paid in the total amount of xx	The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx MOdification deferred balance is xx The last payment was made by borrower as per the loan modification agreement which was madexx

Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcyxx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx MOdification deferred balance is xx The last payment was made by borrower as per the loan modification agreement which was madexx
According to the PACER, xx  (borrower) had filed for bankruptcy under chapter-xx with the casexx and the plan was confirmedxx Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filedxx  Amended plan was filedxx, which states that arrearage was included in the plan for the amount xx and regular mortgage payment will pay in the amount of xx monthly for xx monthsxx Plan was confirmedxx This case was dismissedxx
Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completedxx Foreclosure complaint was filedxx with case xx-CA-xx and the lis pendens was filed on same dayxx Foreclosure judgment was enteredxx and sale was scheduled forxx But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on datexx
According to collection comment, no damages or repairs have been foundxx
Latest BPO report is not availablexx

Update:
According to the collection comments, xx  (borrower) had filed for bankruptcy under Chapter xx with casexx As per the collection comment datedxx, the bankruptcy case was dischargedxx Further details are not providedxx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completedxx Foreclosure complaint was filedxx with case xx-CA-xx and the lis pendens was filed on same dayxx Foreclosure judgment was enteredxx and sale was scheduled forxx But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on datexx
Bankruptcy Comments:According to the PACER, Rogelio Axx Vazquez (borrower) had filed for bankruptcy under chapter-xx with the casexx and the plan was confirmedxx Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filedxx Amended plan was filedxx, which states that arrearage was included in the plan for the amount xx and regular mortgage payment will pay in the amount of xx monthly for xx monthsxx Plan was confirmedxx This case was dismissedxx	The loan modification agreement was made between xx (Borrower) and xx with the new modified unpaid principal balance xx The principal balance in the amount of xx had been forgiven permanentlyxx From unpaid principal balance the deferred balance was xx The interest bearing amount was xx with step rate starting interest rate was xx and the modified P&I was xx beginningxx The step rate was in xx steps ending at rate xx and P&I will be xx applicable fromxx to maturity datexx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: No information available to verify date it is after the loan documents provided in loan filexx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Bk case number is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: POC was fieldxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Based on note   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: MOd is in Stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Based on note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx    Variance:    Variance %:    Comment: Captured as per Notexx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: referral date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: -xx (Days) Variance %: Comment: Based on foreclosure documents found in loan filexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx Data is captured from initial application located at#xx_Loan Application_xx_xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow acct disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service providers disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business form disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "ROR transaction date isxx and as per final HUD-xx settlement date isxx both are different from Note datexx"
																									* Settlement date is different from note date (Lvl xx) "As per final HUD-xx settlement date isxx and ROR transaction date isxx both are different from Note datexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79541036	xx	705	Not Applicable	25.167%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$786.64	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxwith the lender xx, which was recordedxx
The chain of assignment has been completed as the loan was originated with xx
There is a state taxx lien against the borrower xx in the amount ofxxwhich was recordedxx
xx installment county taxxes of xxhave been paid in the amount ofxxand xx installment are duexx in the amount ofxx
No prior years delinquent taxxes have been foundxx
According to the payment history as ofxx, the borrower is delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current UPB reflected in the payment history is in the amount of xx The borrower has been maxxthe payments as per the loan modification agreement datedxx	Collections Comments:According to the servicing comments, the loan is in collections and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current UPB reflected in the payment history is in the amount of xx The borrower has been maxxthe payments as per the loan modification agreement datedxx
Reason for default is medical issuesxx
The loan was modifiedxx The unpaid principal balance was xx with the interest rate of xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx
According to the comments, the foreclosure was initiated in xx and the file was referred to an attorneyxx The complaint was filedxx as per the tape dataxx The foreclosure sale was scheduledxx However, it was put on hold due to the loan was reinstatedxx
No evidences have been found in the latest xx months of servicing comments regarding the bankruptcyxx
The servicing comment datedxx shows that the subject property is owner-occupiedxx
No BPO and inspection reports are providedxx

Foreclosure Comments:According to the comments, the foreclosure was initiated in xx and the file was referred to an attorneyxx The complaint was filedxx as per the tape dataxx The foreclosure sale was scheduledxx However, it was put on hold due to the loan was reinstatedxx
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx and the xx
The unpaid principal balance was xx with the interest rate of xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx
Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: The last payment was receivedxx Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the Note, the lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Origixxl Note reflects the Loan Maturity Term in Months as xx  The last Modification added xx months to the term and the new Term in Months is xx     Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Mos currently delinquent per payment history is xx monthsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following State disclosures are missing from the loan file:
·Impound Account Disclosurexx
·Cosigner Noticexx
·Private Mortgage Insurance Disclosurexx
·Earthquake Disclosure forCondominiumsxx
·Hazard Insurance Disclosurexx
·Insurer RecommendationDisclosurexx
·CA Fair Lending Noticexx
·Anti-Tying Disclosurexx
·Privacy Noticexx
·Notice of Right to Copy of Appraisalxx
·Application for Credit-Married Personsxx
·Fair Debt Collection Noticexx
·Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required Affiliated Business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "According to the HUD-xx, the settlement date wasxx; however, the loan origination date wasxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82301195	xx	558	657	20.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report datedxx shows the mortgage was originatedxxwith xx (borrower) and (lender) xx, in the amount of xxThe subject mortgage was recordedxxwith the instrument # xx
The chain of the assignment has been completedxxThe current assignment is with xx
The junior mortgage of amount xx is found in xx It is originatedxxand recordedxx
There is civil judgment has been found against the borrower xx in the amount of xx in favor ofxx
The xx installments of county taxxes for the year xxare paid in the amount of xxfor the due datexx  And the xx installments of county taxxes are due in the amount of xx for the due datexx
The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the nexxt due date is forxx The last payment was receivedxx, in the amount of xx which was applied forxx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx Currently, the borrower has been maxxthe payments as per ARM change notice (Located-xx - ARM Noticesxx)xx

Collections Comments:The review of comment history shows that the loan is in active bankruptcyxx
The borrower is currently delinquent for more than xx monthsxx The reason for default is exxcessive obligationxx
The foreclosure process was referred to an attorneyxx The complaint was filedxx The foreclosure process was kept on hold because the borrower had filed bankruptcyxx
The borrowers xx  and xxhad filed the bankruptcy under chapter xx with the Case xx datedxx
The plan was confirmedxx The post petition due date wasxx The POC was filedxx, the amount of claim is xx and amount of arrearage is xx, under chapter xx the debtor shall pay to the trustee in the amount of xx monthlyxx There is no any evidence of cram downxx
The last payment was receivedxx, in the amount of xx which was applied forxx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx Currently, the borrower has been maxxthe payments as per ARM change notice (Located- xx - ARM Noticesxx)xx
The property has been occupied by the owner himselfxx

Foreclosure Comments:The foreclosure process was referred to an attorneyxx The complaint was filedxx The foreclosure process was kept on hold because the borrower had filed bankruptcyxx
No further details have been foundxx

Bankruptcy Comments:The borrowers xx and xx  had filed the bankruptcy under chapter xx with the Case xx datedxx
The plan was confirmedxx The post petition due date wasxx The POC was filedxx, the amount of claim is xx and amount of arrearage is xx, under chapter xx the debtor shall pay to the trustee in the amount of xx monthlyxx There is no any evidence of cram downxx

Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: The ARM indexx margin percent is xx However the tape shows that it is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The ARM lifetime Floor Percent is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The current bankruptcy POC date isxx However the tape shows that it isxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The first rate change date isxx However the tape shows that it isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx a xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is xx However the tape shows that it is xx, xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The maxx rate at first adjustment is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: No discrepanciesxx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The nexxt rate change date isxxHowever the tape shows that it isxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: The property address street is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: complaint filed date is not availablexx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The stated maturity date isxx However the tape shows that it isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of xx The following required State Disclosure is missing in the loan filexx
xx Anti-Coercion Notice
xxRadon Gas Disclosure
xxInsurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine operative indexx value from the available loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85091336	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,513.94	xx/xx/xxxx	Change of Terms	According to the updated title report datedxx, the subject mortgage was originatedxxwith the lender xx
There is a junior mortgage in the favor ofxx
There are active judgments or liens against the borrower or propertyxx
The annual county taxxes of xxand xxhave been paidxx
No prior years delinquent taxxes have been foundxx
According to payment history as ofxx, the borrower has been delinquent with loan payments sincexx The last payment was receivedxx in the amount of xx which was applied to due date ofxx The UPB is in the amount of xx	Collections Comments:The loan is in active bankruptcy and the nexxt due date for the regular payment isxx
As per servicing comment datedxx, the reason for default is due to curtailment of income and a lot of medical exxpensesxx
The comment datedxx states that the borrower was impacted by the hurricane disaster; however, it had been resolvedxx The same comment states that there was no damage to the subject property due to disaster and the property is in good conditionxx
No foreclosure proceedings have been foundxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The borrower had filed bankruptcy under chapter xx casexx  As per the chapter xx plan filedxx, the post-petition payments in the amount of would be paid by the trustee according to POCxx The POC was filed by the creditorxx for the secured claim in the amount of xx and arrearage to be cured in the amount of xx  The amended plan was filedxx under Docxx  The plan was confirmedxx
The loan modification agreement was made between the borrower xx and lender xx
As per the modified terms, the modified UPB is xx and the adjustable interest starting at the rate of xx would be charged on the modified UPB beginning fromxx
This modification agreement does not convert the ARM loan to a fixxed rate notexx The interest rate will continue to adjust according to the terms of the original ARM notexx

Credit Application Credit Report Loan Program Info Disclosure	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Both are sanexx Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per note, the first rate change date isxx; however, the tape data reflectsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancyxx Both are samexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No foreclosure activity was found in the servicing commentsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx / loan application is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
																									* Missing credit report (Lvl xx) "Credit report is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3449224	xx	649	Not Applicable	36.643%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,835.19	2.000%	$319.32	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx shows the mortgage was originatedxxwith xx (borrower) and (lender) xx, in the amount of xx The subject mortgage was recordedxxwith the instrument #xx
The chain of the assignment has been completedxxThe current assignment is with xx
No active liens or judgments have been foundxx
The annual installments of county taxxes for the year xx, xxand xxare paid in the amount of xx and xx respectivelyxx
The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the nexxt due date is forxx The last payment was receivedxx, in the amount of xx which was applied forxx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx Currently, the borrower has been maxxthe payments as per modification, which was madexx

Collections Comments:The review of comment history shows that the loan is in active foreclosurexx
The borrower is currently delinquent for more than xx monthsxx The reason for default is curtailment of incomexx
The foreclosure process was referred to an attorneyxx and the complaint was filedxx with the case xx  The foreclosure process was placed on hold because of the attorney had advised that an account is in active litigationxx  According to collection comment datedxx, the loan is in active litigationxx The reason for litigation is not available in the latest commentsxx Also no resolution for the same has been foundxx
The borrower had filed the bankruptcy under chapter xx with the Case xx datedxx
The plan was confirmedxx and the plan was dismissedxx The post-petition due date wasxx The POC was filedxx, the amount of claim is xx and amount of arrearage is xx
The schedule d of voluntary petition shows the amount of claim without deducting value of collateral is xx and the value of property is xx unsecured debt of xx
There is no any evidence of cram downxx
The last payment was receivedxx, in the amount of xx which was applied forxx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx Currently, the borrower has been maxxthe payments as per modification, which was madexx
The new modified unpaid principal balance is xx The principal balance is deferred in the amount of xx Hence, interest bearing amount is xx principal forgiven in the amount of xx The new P&I is xx and new interest rate is xx The first payment beginsxx andxx will be the new maturity datexx The modification has further taken xx stepsxx The xxnd step is with the P&I of xx and interest rate of xx, xxrd with the P&I of xx and rate of interest of xx The xxth step is with the rate of xx and P&I of xx
The property has been occupied by the owner himselfxx

Foreclosure Comments:The foreclosure process was referred to an attorneyxx and the complaint was filedxx with the case xx The foreclosure process was placed on hold because of the attorney had advised that an account is in active litigationxx  According to collection comment datedxx, the loan is in active litigationxx The reason for litigation is not available in the latest commentsxx Also no resolution for the same has been foundxx
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the Case xx datedxx
The plan was confirmedxx and the plan was dismissedxx The post-petition due date wasxx The POC was filedxx, the amount of claim is xx and amount of arrearage is xx
The schedule d of voluntary petition shows the amount of claim without deducting value of collateral is xx and the value of property is xx unsecured debt of xx
There is no any evidence of cram downxx

The loan Modification agreement was madexx between xx (Borrower) and xx (Lender)xx The new modified unpaid principal balance is xx The principal balance is deferred in the amount of xx Hence, interest bearing amount is xx principal forgiven in the amount of xx The new P&I is xx and new interest rate is xx The first payment beginsxx andxx will be the new maturity datexx The modification has further taken xx stepsxx The xxnd step is with the P&I of xx and interest rate of xx, xxrd with the P&I of xx and rate of interest of xx The xxth step is with the rate of xx and P&I of xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxA xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: In lender xxme tape data provide is xx, xx However, review of loan file shows  xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The loan amortization type is stepxx However the tape shows that it is fixxedxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The loan origixxl maturity term months are xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The referral date isxx However, review of loan file showsxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: -xx (Days) Variance %: Comment: The S&C filing date isxx However, tape data showsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Loan program disclosure missing or unexxecuted (Lvl xx) "The loan program disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of xx The following required State Disclosure is missing in the loan filexx
xx Anti-Coercion Notice
xxRadon Gas Disclosure
xxInsurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The Servicing Transfer disclosure is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35739178	xx	603	Not Applicable	26.472%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.550%	$584.28	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originatedxxand which was recordedxxwith the Instrument #xxRxxand Book/Page #xxin the amount of xx with xx
No chain of assignment has been found; however, the current assignment is with the lender xx
No active liens and judgments have been foundxx
Annual county taxxes of xxhave been paidxx in the amount of xx
No prior years delinquent taxxes have been foundxx
According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx, the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx The borrower has been maxxthe payments as per the modification term done in the year of xx	Collections Comments:According to the review of the servicing commentsxx The loan is currently in the active bankruptcy and the nexxt due for the regular payment isxx The last payment was receivedxx, in the amount of xx which was applied forxx The UPB reflected in the payment history is in the amount of xx
It has been unable to determine the reason for default from the servicing commentxx The borrower’s intention is to keep the subject propertyxx
The loan has been modified once since originationxx As per the modification agreement which was madexx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date isxx No, any deferred amount has been givenxx Hence, the interest-bearing amount is xx This modification does not contain any balloon provisionxx
As per the review of the servicing comments, the foreclosure was initiatedxx The file was referred to an attorneyxx As per the lis pendency document located at “xx”, the complaint was filed by the creditor xx, xx However, the foreclosure file was put on hold as the borrower has filed bankruptcy under chapter xx
According to the PACER, the borrower xx  has filed bankruptcy under chapter-xx with the casexx The POC was filed by the creditor xx, xx, the POC amount is xx and the arrearage amount is xx As per the proposed chapter xx plan, the debtor shall pay to the trustee for  xx months, per month  in the amount of xx The schedule D of Voluntary Petition doesn’t show any unsecured portionxx The date of the last filing the bankruptcy wasxx There is no comment indicating a cramdownxx
As per the comment datedxx, the subject property has been occupied by the owner and is in good conditionxx No damage pertaining to the subject property has been foundxx

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiatedxx The file was referred to an attorneyxx As per the lis pendency document located at “xx”, the complaint was filed by the creditor xx, xx However, the foreclosure file was put on hold as the borrower has filed bankruptcy under chapter xx
Bankruptcy Comments:According to the PACER, the borrower xx has filed bankruptcy under chapter-xx with the casexx The POC was filed by the creditor xx, xx, the POC amount is xx and the arrearage amount is xx As per the proposed chapter xx plan, the debtor shall pay to the trustee for xx months, per month in the amount of xx The schedule D of Voluntary Petition doesn’t show any unsecured portionxx The date of the last filing the bankruptcy wasxx There is no comment indicating a cramdownxx	This Step modification agreement was signed between the borrower xx and the lender xx
The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date isxx No, any deferred amount has been givenxx Hence, the interest-bearing amount is xx This modification does not contain any balloon provisionxx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per the PACER document current bankruptcy as #xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the PACER documents POC filing date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the not lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per the modification, the loan amortization type is stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the note loan origixxl maturity term months are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: As per the note property address street as xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per updated title report S&C filing date isxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification, the stated maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per the note stated remaining term xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The Below mentioned required state disclosures are missing from the loan file:
xx Anti-Coercion Notice
xx Title Insurance Disclosure
xx Radon Gas Disclosure
xx Insurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be determined from the available loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business form is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73139954	xx	665	667	44.651%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$41,490.14	2.000%	$555.72	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxin the xx for the amount of xxwhich was recordedxxThe chain of the assignment has been completedxxNo active judgments or liens have been found against the subject property/the borrowerxxCounty annual taxxes ofxxand xxhave been paid in the total amount of xx No prior year delinquent taxxes have been foundxx	According to latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx out of which xx is deferred principal balancexx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of xx and P&I of xx
Collections Comments:The loan is currently in the collection and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx out of which xx is deferred principal balancexx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of xx and P&I of xx According to modified terms, the new principal balance is xx The lender has forgiven the principal balance of xx which exxceeds xx of modified principal balancexx
The lender has deferred the principal balance of xx Hence, interest bearing balance is reflected in the amount of xx Borrower promises to pay P&I in the amount of xx with the initial step interest rate of xx beginning fromxx The modified maturity date isxx The loan was modified with three stepsxx Deferred balance will be paid at maturity datexx The loan was previously modifiedxx andxx The borrower, xx  and xx had filed the bankruptcy under chapter xx with the case xx According to voluntary petition schedule D, the value of the collateral is xx and the secured claim amount is xx Hence, unsecured portion is reflected in the amount of xx Motion for relief from stay was filedxx and Order on Motion for Relief from Stay was filedxx Notice of trustee's intention to abandon property of the estate was filedxx
However, the case was dischargedxx and was terminatedxx The reason for default is not available in the collection commentxx No comment pertaining damage to the subject property has been observedxx No latest BPO report has been found in the loan filexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx and xx  had filed the bankruptcy under chapter xx with the case xx According to voluntary petition schedule D, the value of the collateral is xx and the secured claim amount is xx Hence, unsecured portion is reflected in the amount of xx Motion for relief from stay was filedxx and Order on Motion for Relief from Stay was filedxx Notice of trustee's intention to abandon property of the estate was filedxx
However, the case was dischargedxx and was terminatedxx
This modification agreement was made between the borrowerxx and the lender xx Its Successors and/or Assignees”xx
According to modified terms, the new principal balance is xx The lender has forgiven the principal balance of xx which exxceeds xx of modified principal balancexx
The lender has deferred the principal balance of xx Hence, interest bearing balance is reflected in the amount of xx Borrower promises to pay P&I in the amount of xx with the initial step interest rate of xx beginning fromxx The modified maturity date isxx The loan was modified with three stepsxx Deferred balance will be paid at maturity datexxThe loan was previously modifiedxx andxx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the Note, the lender xxme isxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per the latest Modification, the loan amortization type is stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the Note, the term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, the subject property type is PUDxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Account Disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following disclosures are missing from the loan file:
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be calculated as supportive document is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74253899	xx	734	701	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$5,079.54	3.000%	$909.80	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originatedxxin the amount of xx which was recordedxxwith xxThe chain of assignment has been completedxxNo active judgments or liens have been foundxxFirst installment of xxcounty taxxes has been paidxxSecond installment of xxcounty taxxes is due in the amount ofxxNo prior year delinquent taxxes have been found pendingxx
xx
Review of payment history shows that the borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx and that was applied for the due date ofxx The nexxt payment is duexx As per payment history, the current unpaid principal balance is xx with deferred amount of xx	Collections Comments:The loan is currently active in bankruptcyxx The debtor xx had filed the bankruptcy under chapter xx with casexx The voluntary petition was filedxx As per chapter xx plan datedxx, the debtor shall pay the sum of xx to the trustee from future earnings for xx monthsxx The plan was confirmedxx The POC was filedxx with POC amount of xx and amount of arrearage of xx The borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx and that was applied for the due date ofxx The nexxt payment is duexx No evidence of foreclosure activity has been foundxx The reason for default is exxcessive obligationxx Loan Modification agreement was made between borrower xx and xx with xx, xx on effective date ofxx The borrower had given promise to pay the UPB of xx to a step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginningxx with a new maturity date ofxx The rate changes in xx steps ending at xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity datexx The UPB that has been amortized is xx as an interest bearing amountxx No evidence has been found for borrower’s intentionxx As per comment datedxx, the subject property is occupied by an unknown partyxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor Leah Velasquez Elemen had filed the bankruptcy under chapter xx with casexx The voluntary petition was filedxx As per chapter xx plan datedxx, the debtor shall pay the sum of xx to the trustee from future earnings for xx monthsxx The plan was confirmedxx The POC was filedxx with POC amount of xx and amount of arrearage of xx	Loan Modification agreement was made between borrower xx and xx with xx, xx on effective date ofxx The borrower had given promise to pay the UPB of xx to a step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginningxx with a new maturity date ofxx The rate changes in xx steps ending at xx The borrower had also given the promise to pay the deferred balance in the amount of xx,xx on the maturity datexx The UPB that has been amortized is xx as an interest bearing amountxx Prior to this, the loan was also modifiedxx	Affiliated Business Disclosure Credit Application Missing Required Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Note   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Exxecuted Modification agreement in filexx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR is not hand dated by the borrowerxx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "As per ROR, Transaction date isxx however, note date isxx As per Final HUDxx, settlement date isxx"
																									* Settlement date is different from note date (Lvl xx) "As per Final HUDxx, settlement date isxx however, note date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52490242	xx	591	620	32.806%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$102,133.96	3.750%	$976.59	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxwith the lender xxwhich was recordedxx
The chain of assignment has been completed as no assignment has been done by xx
There are xxcivil judgments against the borrower in the total amount ofxxin the favor ofxx
There are two IRS liens against the borrower in favor of thexx
The annual taxxes of xxhave been paid in the total amount ofxx
No delinquent taxxes have been found for the prior yearxx
According to the payment history as ofxx, the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected is in the amount of xx The borrower has been paying as per the loan modification agreementxx	Collections Comments:The review of the collection comment shows that the loan is in the collection and the nexxt due date for the payment isxx According to the servicing comments, the foreclosure was initiatedxx The file was referred to an attorneyxx and complaint was filedxx The foreclosure sale was scheduledxx The loan modification agreement was made between the borrower xx and the lender xx, xx However, the foreclosure was put on holdxx The borrowerxx had filed the bankruptcy under chapter xx with the casexx and the plan was confirmedxx According to the chapter xx plan, the debtor shall pay xx per month for a period of xx monthsxx The bankruptcy was dismissedxx and terminatedxx The schedule D of the voluntary petition shows that the amount of claim as xx and the value of the collateral as xx Hence, the unsecured portion is xx No comment indicating a cram down has been foundxx The date of the last filing bankruptcy wasxx According to the payment history as ofxx, the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected is in the amount of xx The borrower has been paying as per the loan modification agreementxx The loan has been modified once since originationxx No damage and repairs have been foundxx

Foreclosure Comments:According to the servicing comments, the foreclosure was initiatedxx The file was referred to an attorneyxx and complaint was filedxx The foreclosure sale was scheduledxx The loan modification agreement was made between the borrower xx  and the lender xx, xx However, the foreclosure was put on holdxx
Bankruptcy Comments:The borrowerxx had filed the bankruptcy under chapter xx with the casexx and the plan was confirmedxx According to the chapter xx plan, the debtor shall pay xx per month for a period of xx monthsxx The bankruptcy was dismissedxx and terminatedxxThe schedule D of the voluntary petition shows that the amount of claim as xx and the value of the collateral as xx Hence, the unsecured portion is xx No comment indicating a cram down has been foundxx The date of the last filing bankruptcy wasxx	The loan modification agreement was made between the borrowerxx and the lender xx, xx
According to the modified terms, the new principal balance is in the amount of xx The borrower promises to pay xx with the starting interest rate of xx beginning fromxx The new maturity date isxx There is no provision for the balloon payment and it has xx modification stepsxx The amount of xx of the principal balance is eligible for forgivenessxx (The deferred principal reduction Amount)xx If the borrower makes monthly mortgage payments on time, the lender agrees to forgive xx of the principal balance of the loan each year on the anniversary of the first trial period payment date for three yearsxx The loan has been modified once since originationxx
Affiliated Business Disclosure	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per the loan modification agreement, the deferred balance is xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the Note, lender is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Stepxx  The Origixxl Note Amortization type was Fixxedxx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan origixxl maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the available documents, the referral date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The SxxC filing date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The list of service provider's disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value is unable to be determined since the supporting documents are missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36986868	xx	622	578	24.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title datedxx reflects that the subject mortgage was originatedxxwith the lenderxx

No chain of the assignments has been foundxx

There is real estate lien active in the favor of Office of the xx  in the amount of xx which was recordedxx

There is water sewer lien active in the favor of xx

County xx installment of taxx of xxhas been paidxx in the amount ofxx
County xx installment of taxx of xxhas been paidxx in the amount of xx
No prior year taxxes have been found duexx	According to the payment history as ofxx, the borrower is currently delinquent for xx monthsxx The last payment receivedxx, the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in the collectionxx The borrower is currently delinquent for xx monthsxx The last payment receivedxx, the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx

The reason for default is decreased incomexx The subject property is occupied by the ownerxx The loan has not been modified since originationxx According to the PACER, the borrower had filed bankruptcy under chapter-xx with the casexx The plan was confirmedxx The POC filedxx with the secured claim in the amount of xx and the arrearage is xx The case was dismissedxx In the confirmed chapter xx plan the subject claim listed under “xxA Secured Claim of xx” which states that the debtor will paid the claim only up to the value of collateralxx According to confirmed chapter xx plan, the first mortgage holder's claim (xx") was owed the sum of xx debtor shall satisfy the debt by restricting it into the mortgage of xx with the rate of interest xx over xx yearsxx This seems that the remaining amount of xx has been crammed downxx There are no comments have been found for damagesxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the casexx The plan was confirmedxx The POC filedxx with the secured claim in the amount of xx and the arrearage is xx The case was dismissedxx In the confirmed chapter xx plan the subject claim listed under “xx A Secured Claim of xx” which states that the debtor will paid the claim only up to the value of collateralxx According to confirmed chapter xx plan, the first mortgage holder's claim (xx") was owed the sum of xx debtor shall satisfy the debt by restricting it into the mortgage of xx with the rate of interest xx over xx yearsxx This seems that the remaining amount of xx has been crammed downxx	Not Applicable	Affiliated Business Disclosure	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Origixxtion lender is xx xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixxed   Variance:    Variance %:    Comment: Loan is an ARM   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan maturity is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: auto completed field   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No evidence in file of foreclosure filing   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Origixxl note maturity date isxx; however tape reflectsxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: remaining term is xx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx / settlement statement not signed or exxecuted by the borrowerxx"	* Operative indexx value is unable to confirm (Lvl xx) "Unable to determine an operative indexx value because supportive documents are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "As per note origination date isxx and as per hud-xx settlement date isxx Which is different from note datexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89660081	xx	589	565	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$1,257.61	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originatedxxand was recorded on xx in the amount of xx with xxThe chain of assignment has not been foundxx
There is a junior mortgage in the favor of xx
There is a junior civil judgment in the favor of xx
  xx installment County taxx of xx is duexx in the amount of xx
xx installment County taxx of xx has been paidxx, in the amount of xx
xx installment County taxx of xx has been paidxx, in the amount of xx
xx installment County taxx of xx has been paidxx in the amount of xx
No prior year delinquent taxxes have been foundxx	According to the payment history as of xx, the borrower is currently delinquent for xx monthsxx The last payment was receivedxx the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xxThe UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in Bankruptcyxx According to the payment history as of xx, the borrower is currently delinquent for xx monthsxx The last payment was receivedxx which was applied for the due date ofxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xxThe UPB reflected as per the payment history is in the amount of xx
Step modification agreement was signed between the borrower xx  andxx  and lender  xx,  dated on xx
The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly  P&I of xx beginning fromxx The maturity is dated xx
The reason for default is  Unemployment / Decreased Incxx The subject property has been occupied by the ownerxx
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the casexx The date of the last filing the bankruptcy isxx  POC was filedxx, in the secured claim amount of xx and the arrearage amount is xx
As per Amended Chapter xx Plan, the debtor shall submit to the supervision and control of Trustee on a monthly basis the sum of xx for xx months, then xx for one month, then xx for xx monthsxx
No damages or repair have been foundxx
Update:
No additional information was found in recent collection comments reviewxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the casexx The date of the last filing the bankruptcy isxx  POC was filedxx, in the secured claim amount of xx and the arrearage amount is xx
As per Amended Chapter xx Plan, the debtor shall submit to the supervision and control of Trustee on a monthly basis the sum of xx for xx months, then xx for one month, then xx for xx monthsxx
This Step modification agreement was signed between the borrower xx and xx and lender xx, xx, dated on xx
The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly  P&I of xx,xx beginning fromxx The maturity is dated xx
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current BK Case Number is xx However, the tape data reflects xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Current Bankruptcy POC date isxx However, the tape data reflectsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on or afterxx per notes in file and current payment screen updatexx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is xxa xx However, the tape data reflects WELL FARGO BANK, xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan Origixxl Maturity Term Months are xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Mos Currently Delinquent per Payment History is xx However, the tape data reflects xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Services Providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located at xx The following state disclosures are missing from the loan filesxx
?xxImpound Account Disclosure
xx?Cosigner Notice
xx?Private Mortgage Insurance Disclosure
xx?Earthquake Disclosure for condominiums
xx?Hazard Insurance Disclosure
?xxInsurer RecommendationDisclosure
xx?CA Fair Lending Notice
xx?Anti-Tying Disclosure
xx?Privacy Notice
xx?Notice of Right to Copy of Appraisal
xx?Application for Credit-Married Persons
xx?Fair Debt Collection Notice
xx?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Form is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "ROR Transaction date isxx  which is not consistent with Note isxx"
																									* Settlement date is different from note date (Lvl xx) "The subject property is located in xx However, the settlement date isxx which is different from note datexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98623656	xx	598	Not Applicable	7.405%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originatedxxwith the lender “xx” and borrower “xx in amount of xx which was recordedxxInstrumexx/xx/xxxxx The chain of assignment is complete; currently assignment is with ‘xx’xxThere is civil judgment against the borrower in amount ofxxin the favor ofxx There is civil judgment against the borrower in amount of xx in the favor of xx The combined annual taxxes have been paid off in amount ofxxof parcel#xxThe combined annual taxxes have been paid off in amount of xx of parcel#xxNo prior delinquent taxxes have been foundxx
The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthsxx The last payment was received in the amount of xx which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount of xx The borrower is maxxthe payment as per the ARM note terms that would be xx and modified P&I xx
Collections Comments:As per collection comment, the subject property is occupied by owner and is in good conditionxx Reason for default is curtailment of incomexx No visible damages/repairs have been foundxx The latest BPO inspection report is not available to verify the current conditionxx The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthsxx The last payment was received in the amount of xx which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount of xx The borrower is maxxthe payment as per the ARM note terms that would be xx and modified P&I xx Review of collection comment and loan file stated that the foreclosure was initiated in xx The document (xxMiscellaneous ForeclosurexxPDF) shows that FC file was referred to attorneyxx and complaint was filedxx The comment shows that the sale was scheduledxx Foreclosure process was closed as comment reflectsxx Again foreclosure file was open in xx The FC file was referred to attorneyxx No further information is available about foreclosurexx No evidences have been found regarding bankruptcy filingxx
Foreclosure Comments:Review of collection comment and loan file stated that the foreclosure was initiated in xx The document (xxMiscellaneous ForeclosurexxPDF) shows that FC file was referred to attorneyxx and complaint was filedxx The comment shows that the sale was scheduledxx Foreclosure process was closed as comment reflectsxx Again foreclosure file was open in xx The FC file was referred to attorneyxx No further information is available about foreclosurexx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure ARM Rider Missing Required State Disclosures Prepayment Penalty Rider	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Audit value is verified to match the origixxl note/security documentsxx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Audit value is verified to match the origixxl note/security documentsxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Audit value used to convert Bi -weekly tape date to Monthly date to run compliancexx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Audit value is verified to match the origixxl note/security documentsxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Audit value is verified to match the origixxl note/security documentsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Audit value is verified to match the origixxl note/security documentsxx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Audit data matches tape data   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required State Disclosures (Lvl xx) "List of service provider is missing from loan filexx"
* Mortgage - Missing required ARM Rider (Lvl xx)     "The required ARM rider is not attached to the mortgagexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan filexx"
* Prepayment Rider Missing (Lvl xx)     "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of Mortgagexx"
* Purchase Contract (Lvl xx)     "According to the updated title report datedxx, the borrower xx  purchase the subject property from the seller xx and xx  Agreement dated March xx xx” in the amount of xx through the xx  datedxx which was recordedxx in Book/Page# xx According to this “Land Contract Agreement” the borrower was paid xx as down payment and the remaining amount (xx) was amortized over xx years with the interest rate of xx and P&I is xx Upon the full payment of the purchase price mentioned above, the seller supposed to exxecute and deliver a personal warranty deed to buyer with the usual covenants of warranty at which time title will pass to the buyerxx However, the updated title shows that thexx and xx  Agreement dated March xx xx” quit their rights and conveyed the property to the borrower xx  through the “Quitclaim  Deed” datedxx which was recordedxx in Book/Page #xx To pay the reaming debt of “Land Contract” the borrower originated the mortgage on the same property in the amount of xx which was recordedxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73275027	xx	541	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$481.11	xx/xx/xxxx	Financial Hardship	According to the Updated title report datedxx, the subject mortgage was originatedxxwith xx, which was recordedxx
The chain of assignment has been completed as the loan was originated with xx
There is a HOA lien against the subject property in the favor of xx in the amount ofxxwhich was recordedxx
The annual combined taxxes of xxand xxhave been paid in the total amount ofxx
No prior years delinquent taxxes have been foundxx
According to the latest payment history, the borrower is delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current UPB reflected in the payment history is xx The borrower has been maxxthe payments as per the modification agreement datedxx	Collections Comments:According to the servicing comments, the loan is in collections and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied forxx The current UPB reflected in the payment history is xx The borrower has been maxxthe payments as per the modification agreement datedxx
Reason for default is the death in the borrower’s familyxx
The loan had been modifiedxx The unpaid principal balance was xx with the interest rate xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx The prior modification was donexx
No evidences have been found in the latest xx months of servicing comments regarding the foreclosurexx
No evidences have been found in the latest xx months of servicing comments regarding the bankruptcyxx
The servicing comment datedxx shows that the subject property is owner-occupiedxx
No BPO and inspection reports are providedxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrowe rxx and the Servicer xx, xx
The unpaid principal balance was xx with the interest rate xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity date will bexx
The prior modification was donexx	Affiliated Business Disclosure Condo/PUD Rider Credit Application Missing Dicsloures Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The origixxl lender is , however xx is the current lender and the successor entity due to acquisition   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The origixxl note has a xx month termxx When the loan was modified, the terms indicated a xx term from the date of the modification   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The initial maturity date from the note wasxx The loan was modified and the new maturity date isxx per the modification agreement   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The current remaining term of xx is based on the modification agreement and payments made since the modification date   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Single Family Variance: Variance %: Comment: Appraisal, title documents and HOA billing statements have the property as a xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application/xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA right of rescission testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA right of rescission testxx
The funding date is before the third business day following consummationxx
The consumer may exxercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx or §xx or delivery of all material disclosures, whichever occurs lastxx"
* Condo / PUD rider Missing (Lvl xx)     "The PUD rider is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following State disclosures are missing from the loan file:
xx Anti-Coercion Noticexx
xx Radon Gas Disclosurexx
xx Insurance Sales Disclosurexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40058700	xx	596	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$989.08	xx/xx/xxxx	Convert ARM to Fixed	Review of updated title report datedxx shows that the subject mortgage was originatedxxwith xx (borrower) and (lender) xx, which was recordedxxThe chain of assignment is missing from the updated title report datedxx
There is an active junior Mortgage in the amount ofxxwhich was recordedxx in favor of xx
xx installment of combined taxx for xxhas been paid in the amount ofxx
xx installment of combined taxx for xxis duexx in the amount ofxx
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the modification termsxx	Collections Comments:The subject loan is in active bankruptcyxx Review of the collection comments states that the borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the modification termsxx
Loan modification agreement was made between the borrower and lenderxx The new modified rate is xx and borrower promises to pay interest in the amount of xx beganxx The new principal balance is xx The interest bearing amount is xx and the maturity date isxx Reason for Modification is Financial Hardshipxx No information available regarding foreclosure in the collection commentsxx
Borrower has filed bankruptcy under chapter xx casexx POC was filedxx which shows that the amount of secured claim is xx and the amount of arrearage is xx Chapter xx plan was filedxx which states that the debtor will pay xx per month for xx months, then xx per month for xx months, then xx per month for xx monthsxx Debtor will pay post-petition payment directly to the subject creditorxx All pre-petition payment will be paid by the trustee through plan which is in the amount of xx Order Confirming Chapter xx Plan was filedxx which states that the debtor plan which was fieldxx is hereby confirmedxx  Motion for Relief from Stay was filedxx by the subject creditorxx Stipulation was filedxx which states that the debtor must make regular monthly payment in the amount of xx commencingxx The amount of this payment may be subject to change under the term of the party’s original agreementsxx Modify Plan was filedxx which states that the plan payment which was confirmedxx is reduced from xx to xx fromxx to end of the planxx Order on motion to modify plan was filedxx which states that the motion for modify is grantedxx Currently debtor is in active bankruptcyxx
As per latest comment datedxx subject property is occupied by the owner and in average conditionxx

Update:
 As per the collection comment datedxx, the borrower was on RPP fromxx toxx in the amount of xx Further details not providedxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx casexx POC was filedxx which shows that the amount of secured claim is xx and the amount of arrearage is xx Chapter xx plan was filedxx which states that the debtor will pay xx per month for xx months, then xx per month for xx months, then xx per month for xx monthsxx Debtor will pay post-petition payment directly to the subject creditorxx All pre-petition payment will be paid by the trustee through plan which is in the amount of xx Order Confirming Chapter xx Plan was filedxx which states that the debtor plan which was fieldxx is hereby confirmedxx Motion for Relief from Stay was filedxx by the subject creditorxx Stipulation was filedxx which states that the debtor must make regular monthly payment in the amount of xx commencingxx The amount of this payment may be subject to change under the term of the party’s original agreementsxx Modify Plan was filedxx which states that the plan payment which was confirmedxx is reduced from xx to xx fromxx to end of the planxx Order on motion to modify plan was filedxx which states that the motion for modify is grantedxx Currently debtor is in active bankruptcyxx	Loan modification agreement was made between the borrower and lenderxx The new modified rate is xx and borrower promises to pay interest in the amount of xx beganxx The new principal balance is xx The interest bearing amount is xx and the maturity date isxx Reason for Modification is Financial Hardshipxx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per BK doc Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Updated as per POC document   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated as per the Mortgage   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per the Mortgage   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per Pay History   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No evidence of foreclosure located in imaging   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No evidence of foreclosure located in imaging Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following are the required state disclosure which are missing from the loan filexx
xx Impound Account Disclosurexx
xx Private Mortgage Insurance Disclosure
xx Insurer RecommendationDisclosure
xx Privacy Notice
xx Fair Debt Collection Notice
xx Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "As per final HUD-xx Settlement date isxx which is after then the original note datexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25082213	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originatedxxand it was recordedxxin the amount of xx in favor ofxx

The assignment is completed as the subject mortgage is still with the lender,xx

No active judgments/liens have been found in the updated title report against the borrower/subject propertyxx

xx  and xx installments of xxCounty taxxes in the cumulative amount ofxxare currently delinquent which were good throughxx earlierxx
Review of the updated payment history as ofxx shows that the loan is in delinquency for xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the original Note termsxx	Collections Comments:The loan is in delinquency for +xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the original Note termsxx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filingsxx
The principal borrower,xx  had deceasedxx and death certificate is also available in the loan filexx
The comment datedxx states that the reason for default of the loan is borrower's exxcessive obligationxx

Update:
No additional information was found in recent collection comments reviewxx

Foreclosure Comments:Property will be sold at public auction to the highest bidderxx per Notice of Salexx
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer Prepayment Penalty Rider	Field: First Rate Change Date Loan Value:xx Tape Value:xx |---| -xx (Days) |----| Comment: First Rate Change date isxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Last Payment received isxx per payment history   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Lender xxme is Correct   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Origixxl Balance is xx per Notexx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx xxST ST S   Variance:    Variance %:    Comment: Property address is correct per Notexx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: S&C Filing Date is n/a   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Stated maturity Date isxx per Notexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of Servicing Transfer disclosure is missing from the loan filexx"
																									* Prepayment Rider Missing (Lvl xx) "The loan has prepayment option but no such rider is not attached with the recorded copy of the subject mortgagexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5744745	xx	613	Not Applicable	21.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx,the subject mortgage was originatedxxwith lender xxand was recordedxx
The chain of the assignment has been completedxxNo assignment was done from the xx
There is Junior mortgage in the favor of xxin the amount ofxxwhich was recordedxx
There are four civil judgment open against the borrower in the amount of xx in the favor of different plaintiff’s which were recorded on different datexx Installments of combined annual taxxes for the year of xxhave been paid in the cumulative amount of xx No prior years delinquent taxxes have been foundxx

According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the ARM change notice located at xx - ARM Noticesxx	Collections Comments:The loan is currently in bankruptcy and is nexxt due forxx The last payment was receivedxxThe UPB reflected in the payment history is in the amount of xx
The reason for the default is a curtailment of incomexx The intention of the borrower is to retain the subject propertyxx
The loan hasn’t been modified since originationxx
The foreclosure process was initiated in xx The file was referred to an attorneyxx The complaint was filedxxThe foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case xx
The borrower had filed bankruptcy under Chapter xx with Case xx The plan was confirmedxx  The Bankruptcy POC filedxx and the POC amount is xx and the amount of arrearage is xx Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of xx per month for xx monthsxx Total of plan payment is xx As per schedule D of voluntary petition, Amount of secured claim is xx and  unsecured portion is xx hence Value of collateral that supports this claim is xx
The subject property is owner-occupied and as per servicing comment datedxx the subject property is in good conditionxx

Foreclosure Comments:The foreclosure process was initiated in xx The file was referred to an attorneyxx The complaint was filedxxThe foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case xx
Bankruptcy Comments:According to the PACER report, the borrower had filed bankruptcy under Chapter xx with Case xx The plan was confirmedxx  The Bankruptcy POC filedxx and the POC amount is xx and the amount of arrearage is xx Under Chapter xx amended plan, the debtor shall pay to the trustee the sum of xx per month for xx monthsxx Total of plan payment is xx As per schedule D of  voluntary petition, Amount of secured claim is xx and  unsecured portion is xx hence Value of collateral that supports this claim is xx

Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Note has the margin at xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The floor is based on the origixxl margin of xx in the note   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per PACER report current bankruptcy case#xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: According the Pacer report POC filed date isxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Note has first rate change date asxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Note has xx  as the origixxl lender however the current lender xxFargo acquired World   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: AS per Note maxx rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Note has the negative amortization limit at xx of the origixxl loan amount   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per Note nexxt rate change rate isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: According to the Lis-Pendance document S&C filling date isxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Note has a maturity date ofxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located in xx The below Required State disclosures are missing in the given loan filesxx
xx] Anti-Coercion Noticexx
xx] Radon Gas Disclosurexx
xx] Insurance Sales Disclosurexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96372061	xx	524	Not Applicable	20.360%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$253.15	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originatedxxwith the lender xxwhich was recordedxx
The chain of assignment has been completed as no assignment was done by xx
There is a civil judgment in the amount of xxwhich was recordedxx in favor ofxx  There is a civil judgment in the amount ofxxwhich was recordedxx in favor of xx
The first installment county taxxes of xxhave been paid in the amount of xx
The second installment county taxxes of xxare due in the amount of xx
The annual county taxxes of xxhave been paid in the amount of xx
The annual county taxxes of xxhave been paid in the amount of xx
No delinquent taxxes have been found for the prior yearxx	The review of the payment history shows that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxxThe current UPB reflected is in the amount of xx The borrower has been maxxthe payments as per the modification agreementxx	Collections Comments:The review of the collection comment shows that the loan is in the collection and the nexxt due date for the payment isxx The loan modification agreement was made between the borrower xx and the lender xx The modified UPB is in the amount of xx with an interest rate of xx and P&I of xx The first payment started fromxx till the maturity date ofxx There is no provision for the balloon payment and it does not have modification stepsxx The review of the payment history shows that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxxThe current UPB reflected is in the amount of xx The borrower has been maxxthe payments as per the modification agreementxx The comment datedxx states that the reason for default is an exxcessive obligationxx No damage and repairs have been foundxx No information pertaining to bankruptcy and foreclosure have been foundxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and the lender xx The modified UPB is in the amount of xx with an interest rate of xx and P&I of xx The first payment started fromxx till the maturity date ofxx There is no provision for the balloon payment and it does not have modification stepsxx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme isxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The loan origixxl maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
																					Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&C filing date is not availablexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73125436	xx	647	Not Applicable	22.766%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.320%	$1,865.16	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxin the xx, which was recordedxxThe chain of the assignment has been completedxxCurrently, the mortgage is with xx
There is junior mortgage against the subject property in the xx, xxoriginatedxxfor the amount of xx which was recordedxx
There is one IRS lien against the borrower, xx  and xx Fish in the favor xx x which was recordedxx
There are two civil judgments against the borrower,xx First judgment was in the favor of xx  which was recordedxx and the second judgment is in the favor of xx
There are four state taxx liens against the borrower xx  in the favor ofxx
There is one judgment for HOA lien against the subject property in the favor of xx

Third and fourth installments of xxcombined taxxes have been paid in the total amount ofxxFirst installment of xxcombined taxxes has been paid in the amount ofxxand second installment is duexx for the amount ofxxNo prior year delinquent taxxes have been foundxx
According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of . and P&I of xx xx	Collections Comments:The loan is currently in the bankruptcy and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of xx and P&I ofxx According to document located at "xx", the foreclosure was initiated in xx According to tape data, the file was referred to an attorneyxx The complaint was filedxx Order for foreclosure dismissal was grantedxx Motion to reinstate the foreclosure case was filedxx Order for same was grantedxx Judgment for foreclosure was grantedxx The foreclosure was put on hold as the borrower, xx had filed the bankruptcy under chapter xx with the case xx and the plan was confirmedxx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx POC was filed by the creditorxx for the secured claim amount of xx and the amount of arrearage is xx According to order of confirming chapter xx plan datedxx, the debtor shall pay to the trustee in the amount of xx for xx months beginning fromxx The estimated arrearage to be paid to the creditor is in the amount of xx with the monthly payment of xx
According to chapter xx trustee's annual report datedxx Docxx the arrearage in the amount of xx has been paid to the creditor and the remaining balance of xx is duexx According to notice of mortgage payment change datedxx, the new mortgage payment is due in the amount of xx fromxx
No comment pertaining damage to the subject property has been observedxx No latest BPO report has been found in the loan filexx Condition and occupancy of the subject property is unable to be determinedxx

Foreclosure Comments:According to document located at "xx", the foreclosure was initiated in xx According to tape data, the file was referred to an attorneyxx The complaint was filedxx Order for foreclosure dismissal was grantedxx Motion to reinstate the foreclosure case was filedxx Order for same was grantedxx Judgment for foreclosure was grantedxx The foreclosure was put on hold as the borrower, xx  had filed the bankruptcy under chapter xx with the case xx and the plan was confirmedxx
Bankruptcy Comments:The borrower,xx  had filed the bankruptcy under chapter xx with the case xx and the plan was confirmedxx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx POC was filed by the creditorxx for the secured claim amount of xx and the amount of arrearage is xx According to order of confirming chapter xx plan datedxx, the debtor shall pay to the trustee in the amount of xx for xx months beginning fromxx The estimated arrearage to be paid to the creditor is in the amount of xx with the monthly payment of xx
According to chapter xx trustee's annual report datedxx Docxx the arrearage in the amount of xx has been paid to the creditor and the remaining balance of xx is duexx According to notice of mortgage payment change datedxx, the new mortgage payment is due in the amount of xx fromxx
This modification agreement was made between the borrower,xx and the lenderxx According to the modified terms, the new principal balance is in the amount of xx Borrower promises to pay P&I of xx,xx with the initial step interest rate of xx beginning fromxx The stated maturity date isxx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The foreclosure was put on hold as the borrower, Melissa M Fish had filed the bankruptcy under chapter xx with the case #xx and the plan was confirmedxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per notexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per appraisal reportxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the prepayment term testxx
Prepayment Term Test: FAIL Loan Data: xxMonths Comparison Data: xxMonths Variance: xxMonths
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees testxx
Prohibited Fees Test: FAIL Loan Data: xx Comparison Data:xx Variance: +xx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the prepayment term testxxThe loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is locatedxx
Prepayment Term Test: FAIL Loan Data: xxMonths Comparison Data: xxMonths Variance: xxMonths
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees testxx
The loan does charge fee(s) not provided for in this act, which is prohibitedxx A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination feexx
Prohibited Fees Test: FAIL Loan Data: xx Comparison Data:xx Variance: +xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following disclosures are missing from the loan file:
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Taxx Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl xx)     "Final TIL is not signed by the borrowerxx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be calculated as supportive document is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59715346	xx	666	Not Applicable	6.771%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.620%	$571.07	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxxwith xx, which was recordedxx

No single assignment of mortgage found in the updated title report but the subject mortgage is currently held by lender, xx, it's successors and/or assigneexx
No active judgments/liens are available in the updated title report against the borrower/subject propertyxx

The annual county taxxes of xxhave been paid in full in the amountxx
No prior year delinquent taxxes found in the updated title reportxx	Review of the updated payment history as ofxx shows that the loan is in delinquency for xx days and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx	Collections Comments:The loan is in delinquency for +xx days and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx
No evidences are available in the latest xx months servicing comments regarding and Bankruptcy filingsxx
The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and no more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and no more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
Bankruptcy Comments:Not Applicable	The loan was modifiedxx with the xx step amortization with the new principal balance of xx The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning fromxx and the new maturity date ofxx	xx-xx Family Rider Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Loam amortization type is stepxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan origixxl maturity term months xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Uxxvailable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is not signed by borrowerxx"	* Missing required xx-xx family rider (Lvl xx) "An Appraisal report at origination is stating the subject property as "xx Family" but no such rider (xx-xx Family) is attached with the recorded copy of subject mortgagexx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following state disclosures are missing from the from the loan filexx
Oregon Forced Placed Insurance Notice, Notice where Escrow Account is NOT Required, Escrow Notice for Loans Sold to Out-of- State Purchases within one year, Anti-Coercion Notice, Insurance Premium Notice, Insurance Sales Noticexx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosures are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The affiliated business form disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "According to final HUD-xx, the settlement date isxx However, original Note date isxx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87491739	xx	519	464	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx states that the subject mortgage was originatedxxwith xx which was recordedxx
The chain of the assignment has been missingxx
There is no outstanding liens/judgments against borrower/propertyxxAnnual city taxxes have been paid in the amount of xx
Annual city taxxes have been due in the amount of xx
Delinquent taxxes have been located for the prior year xxin the amount of xx

Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the below mentioned document locator (xx - ARM)
The borrower is currently xx months behind his scheduled paymentsxx
Collections Comments:As per the foreclosure document locator xx , foreclosure process was initiated in the loanxx
It was referred to the attorneyxx
Comment shows that the complaint was filedxx
Collection comment also state that the foreclosure sale was scheduledxx
Currently foreclosure process was put on hold due to reinstatement programxx
No further information is available to understand the current status of foreclosure processxx
Borrower wants to keep the propertyxx Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan currentxx
Available servicing comment shows that the subject property is owner occupied and is in good conditionxx No damages have been observedxx
The reason for default is as follows:
The Borrower is unemployedxx
There is no source of incomexx
No Bankruptcy was filed by the borrower till datexx

Update:
As per the collection comment datedxx, the borrower was approved for the xx-month TPP which started fromxx toxx As per the collection comment datedxx, the fully exxecuted mod document was sent to the borrowerxx Further details not providedxx
Foreclosure Comments:As per the foreclosure document locator xx  foreclosure process was initiated in the loanxx
It was referred to the attorneyxx
Comment shows that the complaint was filedxx
Collection comment also state that the foreclosure sale was scheduledxx
Currently foreclosure process was put on hold due to reinstatement programxx
No further information is available to understand the current status of foreclosure processxx

Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: First Rate Change Date Loan Value:xx Tape Value:xx |---| -xx (Days) |----| Comment: Note has the first rate change date ofxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx    Tape Value:xx   Variance:    Variance %:    Comment: Note shows the origixxl lender as xx Subsequent transfers have the new loan as xx    Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Origixxl note has an amount of xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Referral date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Note has the maturity date asxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Credit Score for borrower is less than xx (Lvl xx)     "Credit Score for Borrower is less than xx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report at the time of origination is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan filexx
VA Application Disclosure
Disclosure of Charges For Appraisal or Valuation
Affiliated Business Disclosure"
																									* Notice of Servicing Transfer missing or unexxecuted (Lvl xx) "Notice of service transfer disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31506804	xx	627	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$566.43	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originatedxxwhich was recordedxxwith xx
The chain of assignment is completexx
There are no active judgments and liensxx
Annual county taxxes for the year of xxhave been paid in the amount ofxx
No delinquent taxxes have been found for the prior yearsxx
There are multiple Federal Taxx Liens such as State Taxx Liens and Property Specific Liens in updated title report this liens were searched by commonly namexxHowever the above liens do not match with property address or borrower SSN numberxx
Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:According to the latest collection comments as ofxx the loan is in active collectionsxx Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx The borrower had filed the BK under the chapter xxth casexx and the plan was confirmedxx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx monthsxx The POC was filedxx, the POC amount is xx and total arrearage amount is xx The case was terminatedxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth casexx and the plan was confirmedxx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx monthsxx The POC was filedxx, the POC amount is xx and total arrearage amount is xx The case was terminatedxx	The loan was modified with an effective date ofxx and a new principal balance is xx to a step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginningxx with a new maturity date ofxx The rate changes in xx steps ending at xx The unpaid total balance at the time of Mod was xx however lender agreed to forgive xx of total balance to modify the loan and the new principal balance was shown as xx However the MOD shows that the lender is forgiving the accrued interest, outstanding balance and not capitalized interest throughxx We are not sure about how much the actual principal balance got waived/ forgivenxx The MOD worksheet is available in loan file located at “xx” shows the MOD product is xx balance reduction under which total xx was reduced (including interest of xx)xxIt seems xx of principal portion got reduced/ forgiven, but MOD agreement / worksheet does not describe the actual amount of principal portion reduction	Affiliated Business Disclosure Credit Application	Field: Borrower First xxme Loan Value:xx Tape Value:xx |---| |----| Comment: Borrower's xxme is Cesar Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BK case number is accurate   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: lender xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: loan is not currently in foreclosure due to bankruptcy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: maturity date xxx/xx/xxxx Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: remaining term is xx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx not exxecuted by all the borrowersxx"	* Application Missing (Lvl xx) "Final xx missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from loan filexx"
																									* Settlement date is different from note date (Lvl xx) "The note date isxx however the settlement date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36307865	xx	511	540	Unavailable	First	Final policy	Not Applicable	x	xx	xx	$7,141.60	7.655%	$1,332.79	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originatedxxwith xx The chain of assignment is complete as the subject mortgage is currently with xx
No active judgment or liens are found pendingxx
xx & xx installment county taxxes for the year of xxhave been paid in the total amount of xx No delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected in the amount of xx

Collections Comments:The loan is currently in collectionxx As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected in the amount of xx
According to servicing comment, foreclosure is not initiated on the loanxx
As per review of PACER, bankruptcy is not initiated on the loanxx
Reason for default is exxcessive obligationsxx
According to servicing comment, subject property is owner occupiedxx  No information has been found regarding any damage or repairxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was donexx between the xx and xx (Borrower) & xx (Lender)xx The amortization type is fixxed and new unpaid Principal balance is xx and lender agree to forgive principal in the amount of xx,xx As per modification agreement interest bearing amount is xx and modification original rate is xx and Monthly P&I is xx,xx The modification payment start date isxx and new maturity date isxx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per the modification agreement the deferred balance is xx,xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The origixxl note shows the lender xxme is xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The origixxl note shows the loan origixxl maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the payment history the origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No foreclosure information has been foundxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loanxx"
* MI, FHA or MIC missing and required (Lvl xx)     "MI Certificate is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Subject property is located at xx
Following state disclosures are missing from the loan file :-
xxMN Notice of Right to Discontinue Escrow
xxInterest Rate or Discount Point Agreement
xxConditional Qualification/Approval Disclosure
xxInsurance Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business from is missing from the loan filexx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21870138	xx	714	Not Applicable	14.262%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$92,562.49	2.000%	$671.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the mortgage which was datedxxis with xxThe chain of assignment is completedxx There are active liens as follows: xxJunior mortgage in the amount of xx in thexxaxxwhich was recordedxx xxHOA/COA Lien in the amount ofxxin the xx, Incxxwhich was recordedxx The taxxes for the year xxare paid and no prior delinquent taxxes have been foundxx	Review of the payment history states that the borrower has been delinquent for more than xx monthsxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the amount of xx	Collections Comments:The loan is delinquent for more than xx monthsxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the amount of xx The borrower xx filed bankruptcy under chapter xx casexx and the case was dismissedxx for failure to make plan paymentsxx The foreclosure was initiated in the loan
The updated title report states that there is junior mortgage and one HOA/COA Lienxx
The occupancy is occupied by an unknown partyxx

Foreclosure Comments:The foreclosure was initiated in the loan was put on hold due to bankruptcyxx However, the bankruptcy was dismissedxx The referral date isxx and the complaint was filedxx The Affidavit As to Amounts Due and xx states that the amount due is xx The publication dates mentioned asxx &xx
The Stipulated in xxJudgment of Foreclosure filedxx states that the total amount is xx and the sale scheduledxx

Bankruptcy Comments:The borrower xx filed bankruptcy under chapter xx casexx and the case was dismissedxx for failure to make plan paymentsxx The POC filedxx states that the POC amount is xx and the amount of arrearage is xx
Loan modification agreement made between the borrowerxx and the lender xx The UPB is xx the deferred amount is xx, the deferred amount eligible for forgiveness is xx and the interest bearing amount is xx The modification is a four step modificationxx	Affiliated Business Disclosure Missing Dicsloures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: As per the notexx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the notexx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the notexx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per the notexx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the notexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the notexx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the notexx   Tape Source: Initial   Tape Type:
																					Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the notexx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings			* Appraisal not signed (Lvl xx) "Pages xx & xx are missing for the appraisal present in the loan filexx" * Missing Required Disclosures (Lvl xx) "List of service providers disclosure is missing from the loan filexx" * Operative indexx value is unable to confirm (Lvl xx) "Operative indexx value is unable to be confirmed from the loan filesxx" * Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx" * Settlement date is different from note date (Lvl xx) "Updated settlement date as per the HUD-xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,954.48	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75110643	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originatedxxin the favor of xx which was recordedxxThe chain of the assignment has been completedxx
There are multiple IRS and state taxx liens showing in the name of the borrower,xx  However, SSN# and middle name for defendant mentioned on the supportive document does not match with the SSN# and middle name of the borrowerxx
There are two civil judgments against xx First judgment is in the favor ofxx  which was recordedxx and second judgment is in the favor of xx for the amount of xxwhich was recordedxx
First installment of xxhas been paidxx for the amount ofxxand second installment is due for the amount ofxx No prior year delinquent taxxes have been foundxx

According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the payment history is in the amount of xx out of which xx is deferred principal balancexx The borrower has been maxxpayments as per ARM termsxx
According to deferral agreement located at xxSecurity Instrument Note and Security Instrument Modificationxx datedxx, the lender has deferred the principal balance of xx and the nexxt due date has been changed fromxx toxx	Collections Comments:The loan is currently in the foreclosure and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The UPB reflected in the payment history is in the amount of xx out of which xx is deferred principal balancexx The borrower has been maxxpayments as per ARM termsxx According to deferral agreement located at xx Security Instrument Note and Security Instrument Modificationxx" datedxx, the lender has deferred the principal balance of xx and the nexxt due date has been changed fromxx toxx The borrower, xx had filed bankruptcy under chapter xx with the case xx and the plan was confirmedxx The POC was filed by the creditor for the secured claim amount of xx and the amount of arrearage is xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xxThe case was converted from chapter xx to chapter xxonxx
However, the case was dischargedxx and was terminatedxx

According to document located at xxMiscellaneous Foreclosurexx", the foreclosure was initiated and was referred to an attorneyxx The complaint was filedxx According to comment datedxx, the foreclosure was put on hold due to reinstatementxx The reinstatement quote required for the amount of xx which was good through tillxx No further comment is available regarding hold has been removed or notxx

According to comment datedxx, the value of the subject property is xx According to comment datedxx, the subject property is owner occupiedxx No comment pertaining damage to the subject property has been observedxx No latest BPO report has been found in the loan filexx

Foreclosure Comments:According to document located at xxMiscellaneous Foreclosurexx", the foreclosure was initiated and was referred to an attorneyxx The complaint was filedxx According to comment datedxx, the foreclosure was put on hold due to reinstatementxx The reinstatement quote required for the amount of xx which was good through tillxx No further comment is available regarding hold has been removed or notxx
Bankruptcy Comments:The borrower, xx  had filed bankruptcy under chapter xx with the case xx and the plan was confirmedxx The POC was filed by the creditor for the secured claim amount of xx and the amount of arrearage is xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xxThe case was converted from chapter xx to chapter xxonxx
However, the case was dischargedxx and was terminatedxx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Per NOTE documentation first rate change occursxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Per NOTE documentation xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Updated as per available documentxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Per NOTE documentation loan amount is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx  Variance:    Variance %:    Comment: Updated as per available documentxx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per available documentxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Updated as per available documentxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Updated as per available documentxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Per NOTE documentation date is listed asxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Originated over xx years from diligence review datexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be calculated as supportive document is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51339483	xx	635	720	23.200%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$5,398.08	2.000%	$771.00	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxwith xxfor the amount of xx which was recordedxx
No assignments found have been foundxxHowever, the subject mortgage is with current lender xx

No active judgments or liens have been foundxx
The Town first, second, third, fourth installment taxxes for the year xxhave been paid total in the amount of xx
No prior year delinquent taxxes have been foundxx
As per the review of payment history, the borrower is delinquent for xx months and the nexxt due for regular payment isxx The last payment was receivedxx for the due date ofxx, in the amount of xx with an interest rate of . and PITI is in the amount of xx The UPB reflecting is in the amount of xx
 The borrower has been maxxthe payment as per modification agreement which was exxecutedxx
Collections Comments:The current status of the loan is in the collectionxx The borrower is delinquent for xx months and the nexxt due for regular payment isxx The last payment was receivedxx For the due date ofxx, in the amount of xx with an interest rate of xx and PITI is in the amount of xx The UPB reflecting is in the amount of xx
According to the collection comment datedxx, the foreclosure was initiated in xx and the file referred to an attorneyxx The complaint was filedxx As per collection comment datedxx, the foreclosure was put on hold due to the loss mitigation effortsxx However, the hold was endedxx Hence, as per collection comment datedxx shows that the foreclosure process was completexx
As per the servicing comment datedxx the reason for default is the Exxcessive obligations and the intention of the borrower is to keep the propertyxx
As per collection comment datedxx property is owner-occupiedxx Unable to determine the current condition and occupancy of the subject property as the latest BPO report is not availablexx

Update:
As per the collection comment datedxx, there is a certificate of taxx lien against the subject property with certxx in the amount of xx that was soldxx Further details are not providedxx as per the collection comment datedxx, the borrower was approved for the RPP which started fromxx toxx with the monthly payment of xx Further details are not providedxx

Foreclosure Comments:According to the collection comment datedxx, the foreclosure was initiated in xx and the file referred to an attorneyxx The complaint was filedxx As per collection comment datedxx, the foreclosure was put on hold due to the loss mitigation effortsxx However, the hold was endedxx
Bankruptcy Comments:Not Applicable	This ARM modification agreement was made between Lenderxx with the borrowerxx As per the modified term, the new principal balance xx and the interest bearing amount is xx The borrower promises to pay the monthly P&I of xx with the interest rate xx; beginning fromxx, the new maturity date isxx The lender has agreed to forgive unpaid balance in the amount of xx However, the borrower has been maxxthe payment as per the current modification agreement	Affiliated Business Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| -xx Comment: According to the modification document the deferred amount is xx,xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per Note document the origixxl lender is xx xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Stepxx  The Origixxl Note Amortization type was ARMxx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Origixxl Note reflects the Loan Maturity Term in Months as xx  The last Modification added xx months to the term and the new Term in Months is xx     Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per collection comment, the complaint was filedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the prepayment term testxx

Prepayment Term Test: FAIL Loan Data xx Months Comparison Data xxMonths Variance xxMonths"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "Compliance fails for Prohibited Fees Test: Fail as Loan data is xx Comparison data is xx and Variance is +xx"
* Missing Required Disclosures (Lvl xx)     "List of Service providers document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx, However, the following state disclosures are missing from the loan filexx
xxNJ Application Disclosure
xxDelivery Fee Authorization
xxNJ Attorney Disclosure
xxThe unacceptability of Insurance Notice
xxAttorney Disclosure II
xxTaxx Bill Information
xxPrivate Well Testing
xxLock-In Agreement
xxCommitment Disclosures
xxChoice of Insurer Disclosure
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine the Operative Indexx valuexx As per the supportive Documents is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business form document is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "The Loan was originatedxx and settlement date wasxx Hence the settlement date is different from note datexx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69690882	xx	570	608	21.624%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$38,015.96	2.000%	$808.18	xx/xx/xxxx	Financial Hardship	As per the updated title report datedxx, the subject mortgage was originatedxxwith lender xxand recordedxx
The chain of assignment has not been completedxxNo assignment has been foundxx
There are xxate taxx liens and xxIRS liens against the borrowerxx
The xxate taxx liens are in the favor of xx  The first was recordedxx in the amount of xxThe second was recordedxx in the amount of xx
The xxIRS liens are in the favor of Department of thexx
The first was recordedxx in the amount of xx
The second was recordedxx in the amount ofxx
The third was recordedxx in the amount of xx and the last was recordedxx in the amount of xx
Annual county taxxes of xxand xxare paid in the amount of xx
According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx with an interest rate of xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xxThe borrower has made last payment as per the modification madexx	Collections Comments:The loan is currently in the collectionxx No comments have been found regarding the bankruptcy and foreclosurexx
According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx with an interest rate of xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xxThe borrower has made last payment as per the modification madexx
The loan has modified since the origination, the modification agreement was made between the lender Wachovia Mortgage, a division of xx, xx and the borrower xx  and xx
The first payment was duexx and the maturity date isxx
The new principal balance as per mod is xx and the amount xx has been forgivenxx
The amount xx is deferred balance and the amount of xx is the interest bearing amountxx
The modification does not contain the balloon paymentxx
The reason for default as per servicing comments is a curtailment of incomexx
The subject property is owner occupied and is in average conditionxx No comments have been found regarding the repair or damagexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx ,a division of xx, xx and the borrower xx
The first payment was duexx and the maturity date isxx
The new principal balance as per mod is xx and the amount of xx has been forgivenxx
The xx is deferred balance and the amount of xx is the interest bearing amountxx
The modification does not contain the balloon paymentxx
Affiliated Business Disclosure	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: lender is xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: term is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: -xx Comment: appraisal states xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Operative indexx value is unable to confirm (Lvl xx) "The operative indexx value is unable to be determined from the available loan filesxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business form disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "As per the final HUD-xx the settlement date isxx which is different than note date, however the note date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25107427	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originatedxxand recordedxxwith the lender xx
There is a subordination mortgage in favor ofxx in the amount of xx with the Book/Page# Rxx/ xx
No active judgments or liens found against the borrowerxx
Combined annual taxxes of xxhave been due in the amount of xx which was good trough date isxx
Combined annual taxxes of xxhave been paid in the amount of xx
No, any prior year delinquent taxxes have been foundxx
According to the payment history as ofxx, the borrower is delinquent from xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the note ratexx	Collections Comments:As per the servicing comment as ofxx, the loan is currently active in the bankruptcy and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the note ratexx
The reason for default is exxcessive obligationxx
The loan was not modified since originationxx
The foreclosure was initiated on the loan in xx The file was referred to attorneyxx The complaint was filedxx The comment datedxx stated that the judgment entered was granted for the amount of xx As per the comment datedxx, the foreclosure sale was scheduledxx However, the foreclosure was put on hold because of borrower xx had filed bankruptcy under chapter xx with the casexx The POC was filed by xx  for the secured claim amount of xx and arrearage amount is xx The plan was has not been confirmedxx
The subject property is owner occupiedxx No damage and repairs have been foundxx

Foreclosure Comments:The foreclosure was initiated on the loan in xx The file was referred to attorneyxx The complaint was filedxx The comment datedxx stated that the judgment entered was granted for the amount of xx As per the comment datedxx, the foreclosure sale was scheduledxx However, the foreclosure was put on hold because of borrower xx had filed bankruptcy under chapter xx with the casexx
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the casexx The POC was filed by xx for the secured claim amount of xx and arrearage amount is xx The plan was has not been confirmedxx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current BK case number is xx; However, tape shows xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filedxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First rate change date isxx; However, tape showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date isxx; However, tape showsxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Lender xxme is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The note reflects the maxx rate at first adjustment as xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Nexxt rate change date isxx; However, tape showsxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The note reflects the origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "An appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of xx The following required State Disclosure is missing in the loan filexx
xxAgent Preference Disclosure
xxCasualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value unable to be determined from the available loan filesxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan filexx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "The ROR is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45920625	xx	595	Not Applicable	19.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originatedxxin the amount of xx which was recordedxxwith xxThe chain of assignment has been completedxxThere is a junior mortgage in the amount of xxwhich was recordedxx in thexx There are another junior mortgage in the amount of xx & xx which were recordedxx &xx withxx respectivelyxxThere are two HOA liens in the amount ofxx&xxagainst the subject property which were recordedxx &xx in favor of xx Second installment of xxcounty taxxes is due in the amount of xx No prior year delinquent taxxes have been foundxx	Review of payment history shows that the borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx in the amount of xx and that was applied for the due date ofxx The nexxt payment is duexx As per payment history, the current UPB is xx	Collections Comments:The loan is active in foreclosurexx Recent Foreclosure sale of the subject property has been scheduledxx As per available document located at xx, the foreclosure was referred to an attorneyxx The complaint was filedxx As per document located at “xx”, the foreclosure was referred to an attorney xx The complaint was filedxx As per document located at “xx’, the sale has been scheduled forxx at xx This sale date is fixxed in a very short span of timexx However, the collection comments are available tillxx Hence, we are not sure that will happen at the scheduled sale datexx Loan is not in active bankruptcy as of review datexx As per payment history available up-toxx, the payments are delinquent from the due date ofxx No further information is available in the loan file regarding FC proceedingsxx
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with casexx The voluntary petition was filedxx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per chapter xx plan datedxx, the debtor shall pay xx per for month xx through month xx The plan will be started fromxx The plan was confirmedxx The POC was filedxx with POC amount of xx and amount of arrearage of xx The MFR was filedxx The debtor was dischargedxx and the bankruptcy was terminatedxx	Not Applicable	Affiliated Business Disclosure	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixxed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Curable		* Not all borrowers signed HUD (Lvl xx) "Unexxecuted copy of Final HUD-xx is available in the loan file however, the same HUD-xx is considered to test the CE reportxx"	* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62905019	xx	743	Not Applicable	14.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originatedxxin the amount of xx which was recordedxxwith xxThe chain of assignment has been completedxxThere is a federal taxx lien in the amount of xx which was recordedxx in the favor ofxx There is a civil judgment in the amount of xx which was recordedxx in the favor of xx First installment of combined taxx has been paid in the amount ofxxSecond installment of combined taxx is due in the amount ofxxNo prior year delinquent taxxes have been foundxx	Review of payment history shows that the borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx ad that was applied for the due datexx The nexxt payment is duexx As per payment history, the UPB is xx	Collections Comments:The loan is currently active in bankruptcyxx The debtor xx and xx had filed the bankruptcy under chapter xx with casexx The voluntary petition was filedxx As per chapter xx plan datedxx, the debtor shall pay xx per month for xx months to the trusteexx Later, the chapter xx plan was amendedxx As per amended chapter xx plan datedxx, the debtor shall pay xx per month for xx months and xx per month for xx months directly to the trusteexx The plan was confirmedxx The POC was filedxx with POC amount of xx and amount of arrearage of xx As per available document located at xx the foreclosure was referred to an attorneyxx The first legal action was filedxx The sale was publishedxx As per comment datedxx, the sale was scheduled forxx Later, the foreclosure was placed on hold due to loss mitigationxx As per comment datedxx, the sale date was rescheduled forxx As per comment datedxx, the bid was completedxx with bidding amount of xx Later, the foreclosure was placed on hold due to bankruptcyxx As per comment datedxx, the borrower had filed the bankruptcy under chapter xx with casexx The bankruptcy chapter xx was dismissedxx and the foreclosure process was restartedxx As per comment datedxx, the foreclosure sale was scheduled again forxx But, the sale was placed on hold due to loss mitigationxx The debtor Daniel Paul Lemmon had filed the bankruptcyxx with casexx under chapter xx As per comment datedxx, the bankruptcy chapter xx (case xx) was dismissedxx As per comment datedxx, the foreclosure sale date was rescheduled forxx Later, the foreclosure was placed on hold due to bankruptcy filingxx The debtor xx and xx had filed the bankruptcy under chapter xx with casexx The most recent RFD provided in the servicing commentsxx which shows business failurexx The loan has not been modified since originationxx
As per comment datedxx, the subject property is owner occupied with no visible damages or repairsxx The subject property is in good conditionxx

Foreclosure Comments:The foreclosure is currently on holdxx As per available document located at xx , the foreclosure was referred to an attorneyxx The first legal action was filedxx The sale was publishedxx As per comment datedxx, the sale was scheduled forxx  Later, the foreclosure was placed on hold due to loss mitigationxx As per comment datedxx, the sale date was rescheduled forxx  As per comment datedxx, the bid was completedxx with bidding amount of xx Later, the foreclosure was placed on hold due to bankruptcyxx As per comment datedxx, the borrower had filed the bankruptcy under chapter xx with casexx The bankruptcy chapter xx was dismissedxx and the foreclosure process was restartedxx As per comment datedxx, the foreclosure sale was scheduled again forxx But, the sale was placed on hold due to loss mitigationxx The debtor xx had filed the bankruptcyxx with casexx under chapter xx As per comment datedxx, the bankruptcy chapter xx (casexx) was dismissedxx As per comment datedxx, the foreclosure sale date was rescheduled forxx Later, the foreclosure was placed on hold due to bankruptcy filingxx The debtor xx  and xx had filed the bankruptcy under chapter xx with casexx
Bankruptcy Comments:The debtor xx and xx had filed the bankruptcy under chapter xx with casexx The voluntary petition was filedxx As per chapter xx plan datedxx, the debtor shall pay xx per month for xx months to the trusteexx Later, the chapter xx plan was amendedxx As per amended chapter xx plan datedxx, the debtor shall pay xx per month for xx months and xx per month for xx months directly to the trusteexx The plan was confirmedxx The POC was filedxx with POC amount of xx and amount of arrearage of xx	Not Applicable	Affiliated Business Disclosure	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Per the Note at origixxtion, the Margin and Floor Rate is xx however the tape reflects xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Per the Note at origixxtion, the Margin and Floor Rate is xx however the tape reflects xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The current Bankruptcy case number is xx which is the same as the tape data just without the dashxx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The Bankruptcy POC is datedxx per the Pacer docs provided however the tape data reflectsxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The First Rate Change Date per the Note at origixxtion wasxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last funds were receivedxx however the tape data reflectsxx which is when the last payment was applied (taken out of suspense funds)xx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Per the Note at origixxtion, the Lender of record is xxa xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The Note at origixxtion does not reflect a Minimum or Maxximum Rate at first adjustmentxx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Uxxvailable   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number was not located on the Mortgage documentxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Neg Am Limit is xx per the Note at origixxtionxx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The Nexxt Rate Change Date isxx however the tape data reflectsxx which has already passedxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: No Discrepancyxx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property zip code per the Note at origixxtion is xx however the tape data reflects xx which is also what the Updated Title Report reflectsxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Per the Updated Title Report, the NOD was datedxx and was recordedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The Maturity Date per the Note at origixxtion isxx   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Per the Appraisal at origixxtion, the subject property is located in a PUDxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20454401	xx	634	Not Applicable	23.818%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$654.92	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originatedxxand which was recordedxxwith xx The chain of assignment has been missingxx Active liens and judgments against the borrower as follows: There are seven Water/Sewer liens on the subject property in favor of xx total amount ofxxrecorded on different datesxx Civil judgment against the borrower in the amount ofxxand in favor of xx Annual county taxxes have been paid in the total amount of xx	According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx, the payment applied date wasxx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx The borrower has been maxxthe payments as per the modification termxx	Collections Comments:Borrower wants to keep the propertyxx Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan currentxx
Available servicing comment shows that the subject property is non-owner occupied and is in good conditionxx
The reason for default is as follows:
The Borrower is unemployedxx
There is no source of incomexx
 As per the comment datedxx, the property had damaged due to waterxx Insurance filed by the borrowerxx Comment datedxx shows that check has been received from Standard Guaranty, xx under check xx Another comment dated xx shows that sent check for xx payable at xx No further details have been found whether the repairs are completed or notxx No latest BPO available in the loan filexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrowerxx and the lender xx The Unpaid principal Balance is xx with interest rate xx The borrower promises to pay the monthly P&I of xx beginning fromxx The maturity is datedxx Principal has been forgiven in the amount of xx,xx There is no provision for the balloon paymentxx Previously the loan was modified in the year of xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the note the lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the note the loan origixxl maturity term months are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUDxx is not exxecuted by the borrowerxx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Below mentioned state disclosure is missing from the loan file:
xx Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$337.21	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22616133	xx	535	Not Applicable	21.995%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx,the subject mortgage was originatedxxwith lender xxand was recordedxx
The chain of the assignment has been completedxxNo assignment was done from the xx
There is a junior mortgage in the xx, xxin the amount of xx which was recordedxx
There is a HOA lien open against the property in the favor ofxx  amount ofxxwhich was recordedxx
The xxCounty taxxes for xx and xx installments have been paid in the cumulative amount of xx No prior year’s delinquent taxxes have been foundxx
According to the latest payment history as ofxx, the borrower is currently delinquent for sixx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the ARM Change Notice loacted at xxSecurity Instrument Note and Security Instrument Modificationxx	Collections Comments:The loan is currently in bankruptcy and is nexxt due forxx The last payment was receivedxxThe UPB reflected in the payment history is in the amount of xx
The reason for the default is not reflectdxx The intention of the borrower is to retain the subject propertyxx
The loan hasn’t been modified since originationxx
The foreclosure process was initiated in xx The foreclosure process had gone up to the sale date which was scheduledxx The foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case xx
The borrower had filed bankruptcy under Chapter xx with Case xx The plan was confirmedxx  The Bankruptcy POC filedxx and the POC amount is xx and the amount of arrearage is xx Under Chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx month after that xx per month for xx months Total of plan payment is xx

The subject property is owner-occupiedxx Unable to determine the condition of subject property since latest BPO report is unavailable and the comments are not available in the comment historyxx

Foreclosure Comments:The foreclosure process was initiated in xx The foreclosure process had gone up to the sale date which was scheduledxx The foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case xx
Bankruptcy Comments:According to the PACER report, the borrower had filed bankruptcy under Chapter xx with Case xx The plan was confirmedxx The Bankruptcy POC filedxx and the POC amount is xx and the amount of arrearage is xx Under Chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx month after that xx per month for xx months Total of plan payment is xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As Per Note term ARM indexx margin percent is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note term ARM lifetime floor rate percent is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Same   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per PACER POC date isxx however tape data showsxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: According to the Note term first rate change rate isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Sucessors And/Or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note lender xxme is xx however tape data shows xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note origixxl maturity term is xx however tape data shows xx monthsxx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per ARM maxx rate at first adjustment is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: According to the payment history MOs currently delinquent as xx monthsxx   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Nite Negative amortization limit perent rate is xx   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per ARM nexxt rate change date isxx however tape data showsxx   Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per Appraisal report origixxl Appraisal value is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Origixxl Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note reflected origixxl P&I is xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: As per servicing comment referral date is uxxvailablexx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: As per Servicing comment S&C filing date is not reflectdxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per note stated maturity date isxx however tape data showsxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As per Appraisal report the subject property as Single Familyxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located in xx The below Required State disclosures are missing in the given loan filesxx
xx] Choice of Settlement Agent Disclosurexx
xx] Copy of Appraisal or Statement of Appraised Valuexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is Unable to calculatexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business form is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29298814	xx	494	505	Unavailable	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report datedxx shows the subject mortgage was originatedxxwith xx
The chain of assignment is complete as the subject mortgage is currently with xx
There is one junior mortgage found open in the amount of xx favor of xx
According to updated title report, xx installment county taxxes for the year of xxare duexx in the amount of xx and xx installment is due on xx in the amount of xxNo delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx	Collections Comments:The loan is currently in collectionxx As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx
According to servicing comment, foreclosure is not initiated on the loanxx
Review of PACER, bankruptcy is not initiated on the loanxx
Reason for default is exxcessive obligationsxx
Subject property is owner occupiedxx No information has been found regarding any damage or repairxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Borrower First xxme Loan Value: xx Tape Value: xx |---| |----| Comment: Per Note Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Taken from Note   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Taken from Notexx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Taken from Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Per Note   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Tape rounded numberxx But lender did not roundxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Taken from note   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: From loan file   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Taken from Note Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Credit Score for borrower is less than xx (Lvl xx)     "Credit score for borrower is less than xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* LTV or CLTV exxceeds xx (Lvl xx)     "According to appraisal report, original appraisal value is xx and original loan amount is xx Hence, CLTV is greater than xx"
* MI, FHA or MIC missing and required (Lvl xx)     "MI Certificate is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Subject property is located at xx
Following state disclosure is missing from the loan filexx :-
xx) Construction Finance Noticexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value unable to be confirmed from the loan filexx"
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR is not hand dated by borrowerxx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79276384	xx	602	Not Applicable	27.657%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$733.66	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originatedxxin the amount of xx which was recordedxxwith xxThe chain of assignment has been completedxxSecond installment of xxcounty taxxes is due in the amount ofxxNo prior year delinquent taxxes have been foundxxAs per updated title report datedxx, there is a state taxx lien in the amount ofxxagainst the borrower which was recordedxx in favor of xx The SSN# is not provided in the document and the property address provided in xx document is not matching with the subject property addressxxHowever, the borrower name xx	Review of payment history shows that the borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx and that was applied for the due date ofxx The nexxt payment is duexx As per payment history, UPB is xx	Collections Comments:The loan is currently active in bankruptcyxx The debtorxx had filed the bankruptcy under chapter xx with casexx The voluntary petition was filedxx As per chapter xx plan datedxx, the debtor shall pay xx per month to the trustee for initial xx months and xx per month for nexxt xx monthsxx Later, the plan was amendedxx According to plan datedxx, the debtor shall pay xx per month for initial xx months and xx per month for nexxt xx monthsxx The plan was confirmedxx The MFR was filedxx The POC was filedxx with POC amount of xx and amount of arrearage is xx Prior to this, the debtor had also filed the bankruptcy under chapter xx with casexx The case was dismissedxx The foreclosure was initiated on loanxx As per comment datedxx, the foreclosure was referred to an attorneyxx As per available document located at xx the complaint was filedxx The publication of sale was commencedxx The foreclosure sale was scheduled for xx Later, the foreclosure was placed on hold due to bankruptcy filingxx The bankruptcy was dismissedxx As per comment datedxx, the bankruptcy was released to foreclosurexx As per comment datedxx, the bid was createdxx and the new foreclosure sale date was scheduledxx But, the foreclosure was again placed on hold due to filing of bankruptcyxx The foreclosure is currently on holdxx The borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx and that was applied for the due date ofxx The nexxt payment is duexx The loan was modifiedxx The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixxed amortized type and it was beginning from first payment datexx and ends with the maturity date ofxx Prior to this, the loan has been modified xx timesxx The borrower is not maxxthe payments regularlyxx The borrower is delinquent for more than xx daysxx The last payment was receivedxx and that was applied for the due date ofxx The nexxt payment is duexx As per comment datedxx, the reason for default is exxcessive obligationsxx The borrower wants to keep the subject propertyxx As per comment datedxx, the subject property is owner occupied with no visible damages or repairsxx

Foreclosure Comments:The foreclosure is currently on holdxx The foreclosure was initiated on loanxx As per comment datedxx, the foreclosure was referred to an attorneyxx As per available document located at xx  the complaint was filedxx The publication of sale was commencedxx The foreclosure sale was scheduled forxx  Later, the foreclosure was placed on hold due to bankruptcy filingxx The bankruptcy was dismissedxx As per comment datedxx, the bankruptcy was released to foreclosurexx As per comment datedxx, the bid was createdxx and the new foreclosure sale date was scheduledxx  But, the foreclosure was again placed on hold due to filing of bankruptcyxx The bankruptcy is still activexx
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with casexx The voluntary petition was filedxx As per chapter xx plan datedxx, the debtor shall pay xx per month to the trustee for initial xx months and xx per month for nexxt xx monthsxx Later, the plan was amendedxx According to plan datedxx, the debtor shall pay xx per month for initial xx months and xx per month for nexxt xx monthsxx The plan was confirmedxx The MFR was filedxx Prior to this, the debtor had also filed the bankruptcy under chapter xx with casexx The case was dismissedxx The POC was filedxx with POC amount of xx and amount of arrearage is xx	Loan Modification agreement was made between borrower xx with xx on effective date ofxx The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixxed amortized type and it was beginning from first payment datexx and ends with the maturity date ofxx Prior to this, the loan has been modified xx timesxx	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The Current Bankruptcy Case Number is xx which is the same as the tape data just with the dashxx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Per Pacer docs, the Bankruptcy POC was filedxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last funds were received from the borrowerxx and were placed into suspensexx The suspense funds were then taken out and applied to a paymentxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The Note at origixxtion reflects the lender is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Note at origixxtion reflects the term is xx months however the loan has been modified xx times since origixxtion with the latest loan mod showing a term of xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Per the Updated Title Report, the Complaint was filedxx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Unexxecuted copy of Final HUD-xx is available in the loan filexx The same HUD-xx is considered to test the compliance Ease reportxx"	* ROR Transaction date not consistent with Note and/or HUD (Lvl xx) "As per ROR, transaction date isxx however, the settlement date isxx The note date isxx"
																									* Settlement date is different from note date (Lvl xx) "As per Final HUD-xx, the settlement date isxx however, the note date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86386056	xx	636	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	1.000%	$477.51	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originatedxxin favor of xx
The chain of assignment is completexxThe latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
xx) Credit Card judgment against the borrowerxx  in the amount ofxxand it was recordedxx
Annual taxxes are in the amount of xx
No prior delinquent taxxes have been found pendingxx
Provided payment history as ofxx, reveals that the loan is in delinquency for xx monthxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is in active bankruptcyxx Provided payment history fromxx toxx reveals that the loan is in delinquency for xx monthxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairsxx It is in average conditionxx
The reason for default of borrower is illness of borrower/ familyxx The borrower is not maxxregular payments as per loan modificationxx The loan was modified once since originationxx The loan modification was last made effective fromxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixxed amortized type and it was beginning from first payment datexx and ends with the maturity date ofxx
According to the available servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorneyxx The complaint was filed by an attorneyxx The foreclosure file was put on hold due to bankruptcy filed by the borrowerxx
The borrower Gloria Marie Paulette had filed bankruptcy under chapter xx with case xx The plan was confirmedxx The last petition was filedxx

Update:
The borrowerxx  had filed bankruptcy under Chapter xx with case xx As per the collection comment datedxx, the bankruptcy case was dismissedxx
As per the collection comment datedxx, the foreclosure file was canceled due to the borrower reinstated the account with the amount of xx

Foreclosure Comments:According to the available servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorneyxx The complaint was filed by an attorneyxx The foreclosure file was put on hold due to bankruptcy filed by the borrowerxx
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter xx with case xx The plan was confirmedxx The last petition was filedxx
According to the chapter xx plan datedxx, the debtor shall pay to the trustee the sum of xx per month for xx months, then xx per month for xx months, then xx per month for xx months, then xx per month for xx monthsxx The total amount to be paid into the plan is xx The estimated amount of arrearage to be paid for the collateral is in the amount of xx	Loan Modification agreement was made between borrowerxx with xx, xx on effective date ofxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixxed amortized type and it was beginning from first payment datexx and ends with the maturity date ofxx
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: case number is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: POC date isxx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: first payment date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: last payment received:xx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:  xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: origixxtion lender isxx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: origixxl term: xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl xx)     "ComplianceEase risk indicator shows elevated due to Prepayment Penalty Term Test failedxx

This loan failed the prepayment penalty term testxx (Fannie Mae xx Selling Guide, Part IV, xx)
The loan charges a prepayment penalty with a term exxceeding xx yearsxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing from the loan filexx
Choice of Settlement Agent Disclosurexx
Copy of Appraisal or Statement of Appraised Valuexx"
* Right of Rescission missing or unexxecuted (Lvl xx)     "* Any credit documents missing from file such as: Appraisal, Application/xx TIL, ROR, MI Cert, Riders,"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by all the borrowerxx"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47152509	xx	650	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$13,329.89	8.200%	$1,044.28	xx/xx/xxxx	Lower Interest Rate	The review of the updated title report datedxx, shows that the subject mortgage was originatedxxwith the lendexx
The chain of the assignment has been completedxx
No active judgments or liens have been foundxx
xx installment of county jurisdiction taxx of xxhas been paid in the amount of xx
xx installment of county jurisdiction taxx of xxis due in the amount of xx
Annual installment of county jurisdiction taxx of xxhas been paid in the amount of xx
Annual installment of county jurisdiction taxx of xxhas been paid in the amount of xx
No prior year delinquent taxxes have been foundxx	According to the payment history as ofxx, the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the review of the comments, the loan is in the collection and the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for the due date ofxx and the nexxt due date for the payment isxx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment datedxx, the reason for default is an exxcessive obligationxx
The borrower has been maxxthe payments as per modificationxx This loan modification agreement was made between (borrower) xx and (Lender) xx,xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixxed modified interest rate of xx and new P&I is in the amount of xx beginning fromxx till the maturity datexx The interest bearing amount is xx and deferred balance in the amount of xx There is no provision for the balloon paymentxx
The borrowerxx  had filed Chapter-xx bankruptcy with the Case xx The debtor was dismissed for failure to file informationxx and the case got terminatedxx The motion for relief from stay was filedxx The post-petition due date isxx
As per the document located at xx the foreclosure was initiated and the file was referred to an attorneyxx and the complaint was filedxx However, the foreclosure was put on hold as the borrower had filed bankruptcyxx No further details have been foundxx
The servicing comment datedxx shows that the subject property has been occupied by an unknown ownerxx The latest BPO is not availablexx  Recent servicing comments do not reflect any damage pertaining to the subject propertyxx

Foreclosure Comments:As per the document located at xxInvoices Attorney-Foreclosurexx the foreclosure was initiated and the file was referred to an attorneyxx and the complaint was filedxx However, the foreclosure was put on hold as the borrower had filed bankruptcyxx No further details have been foundxx
Bankruptcy Comments:The borrower Albert Potter had filed Chapter-xx bankruptcy with the Case xx The debtor was dismissed for failure to file informationxx and the case got terminatedxx The motion for relief from stay was filedxx The post-petition due date isxx	This loan modification agreement was made between (borrower) xx and (Lender)xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixxed modified interest rate of xx and new P&I is in the amount of xx,xx beginning fromxx till the maturity datexx The interest bearing amount is xx and deferred balance in the amount of xx There is no provision for the balloon paymentxx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: POC has not been filedxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: As per note, lender xxme is xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, origixxl maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C filing date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application /xx is missing from the loan filexx"
* Credit score not provided (Lvl xx)     "Credit score not providedxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* Right of Rescission missing or unexxecuted (Lvl xx) "ROR is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25722699	xx	669	591	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,011.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxx and it was recordedxx in the amount of xx inxxa xx
The assignment is completed as the subject mortgage is still with the lender, xx, xx , its successors and/or assigneesxx

Active junior or senior judgments/liens/mortgages:

xxThere are xxactive junior Abstract judgments available in the updated title report againsxx

xxThere is an active junior “Notice of Federal Taxx Lien” available in the updated title report against xx

xxThere is an active junior Abstract judgment - Civil and Small Claims available in the updated title report against xx

xxThere are xxactive junior “Certificate of Liens/State Taxx Liens” available in the updated title report against xx

xxThere is an active junior UCC Financing Statement available in the updated title report against x x in favor of xx
xxThere is an active junior “Delinquent Solid Waste” available in the updated title report against the subject property in favor of xx
xxThere is an active junior “Notice of Assessment” available in the updated title report against the subject property in the amount of xx in favor ofxx

The xxDeeds (QuitclaimDeed  with Instrument#xxQuitclaimDeed with  Instrument#xxand x x  with  Instrument#xx) which were not recorded in order but all xxdeeds were concurrently recordedxx respectivelyxx

The xx installment annual combined taxxes of xxhave been paid off in the amount ofxx and xx installments ofxxare duexx

No prior year delinquent taxxes have been found in the updated title reportxx	Review of the updated payment history as ofxx shows that the loan is in delinquency for xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx	Collections Comments:The loan is currently in active Bankruptcyxx The loan is in delinquency for +xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx
The joint debtors (xx and xx) had filed Bankruptcy under chapter-xx with the casexx and the plan was confirmedxx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
The POC was filedxx with the secured claim of xx with an arrearage of xx and an amended POC was filedxx with the secured claim of xx with an arrearage of xx
The creditor,xx filed an objectionxx to confirmation of chapter-xx plan as the proposed Plan does not set forth a reasonable schedule and time period for the payment of the arrearage owed to Secured Creditorxx The payoff period and monthly repayment amount proposed by the Debtors exxceed a reasonable arrangement in light of Debtors past non-payment historyxx Debtors allege in the Plan that the arrears owed to Secured Creditor are in the amount of xx, while in fact the actual arrears owed are in the amount of approxximately xx The final amount of arrears will be subject to the forthcoming Proof of Claim and is subject to adjustmentxx To cure the pre-petition arrearage of approxximately xx over the term of the Plan within xx months, Secured Creditor must receive a minimum payment of xx per month from the Debtors through the Planxx Debtors' Plan provides for payments to the Trustee in the amount of xx per month for xx monthsxx Debtors may not have sufficient funds available to cure the arrears over the term of the Plan within xx monthsxx Therefore, the Plan is not feasiblexx
According to the debtor's chapte-xx plan which was filedxx, the debtor shall make post confirmation monthly mortgage payments and it will be made by the chapter-xx trustee from the plan payment to the subject creditor, xx The debtor will cure all pre-petition arrearage for the primary residence through the plan payment in the amount of xx per month for xx months for the total amount of xx The plan was confirmedxx
The "Notice of motion for order dismissing chapter-xx case" was filedxx as th debtor had failed to submit xx federal and state taxx refunds totaling xx to the chapter xx trusteexx The hearing on this motion which was scheduled forxx, should be taken off calenderxx
The foreclosure proceedings were initiated on the loan by referring it to Attorney and the complaint was filedxx The comment datedxx states that the FC sale was scheduledxx but it was placed on hold as borrower had filed Bankruptcyxx under chapter-xx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney and the complaint was filedxx The comment datedxx states that the FC sale was scheduledxx but it was placed on hold as borrower had filed Bankruptcyxx under chapter-xx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedingsxx
Bankruptcy Comments:Claim No: xx
The joint debtors (xx and xx) had filed Bankruptcy under chapter-xx with the casexx and the plan was confirmedxx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
The POC was filedxx with the secured claim of xx with an arrearage of xx and an amended POC was filedxx with the secured claim of xx with an arrearage of xx
The creditor, xx  filed an objectionxx to confirmation of chapter-xx plan as the proposed Plan does not set forth a reasonable schedule and time period for the payment of the arrearage owed to Secured Creditorxx The payoff period and monthly repayment amount proposed by the Debtors exxceed a reasonable arrangement in light of Debtors past non-payment historyxx Debtors allege in the Plan that the arrears owed to Secured Creditor are in the amount of xx, while in fact the actual arrears owed are in the amount of approxximately xx The final amount of arrears will be subject to the forthcoming Proof of Claim and is subject to adjustmentxx To cure the pre-petition arrearage of approxximately xx over the term of the Plan within xx months, Secured Creditor must receive a minimum payment of xx per month from the Debtors through the xx Plan provides for payments to the Trustee in the amount of xx per month for xx monthsxx Debtors may not have sufficient funds available to cure the arrears over the term of the Plan within xx monthsxx Therefore, the Plan is not feasiblexx
According to the debtor's chapte-xx plan which was filedxx, the debtor shall make post confirmation monthly mortgage payments and it will be made by the chapter-xx trustee from the plan payment to the subject creditor, Wells Fargoxx The debtor will cure all pre-petition arrearage for the primary residence through the plan payment in the amount of xx per month for xx months for the total amount of xx The plan was confirmedxx
The "Notice of motion for order dismissing chapter-xx case" was filedxx as th debtor had failed to submit xx federal and state taxx refunds totaling xx to the chapter xx trusteexx The hearing on this motion which was scheduled forxx, should be taken off calenderxx	The loan was modified (x)xx with the xx step amortization with the new principal balance of xx The borrower promises to pay the initial step P&I of xx,xx with the new initial step interest rate of xx beginning fromxx and the new maturity date ofxx

Affiliated Business Disclosure ARM Rider Credit Application Document Showing a Indexx Numerical Value Prepayment Penalty Rider	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The amended POC was filedxx but tape showsxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx, its successors and/or assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The latest mod agreement has "step" amortization but tape shows "Fixxed"   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan origixxl maturity terms are xx months but tape shows xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Uxxvailable   Tape Value:xx   Variance:    Variance %:    Comment: No evidences are available in the latest xx months servicing comments regarding FC referral date but tape shows that FC referredxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Uxxvailable Tape Value:xx Variance: Variance %: Comment: No evidences are available in the latest xx months servicing comments regarding FC complaint filing but tape shows it was filedxx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx not exxecuted by all the borrowerxx"	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Mortgage - Missing required ARM Rider (Lvl xx)     "The loan is  Pick-A-Payment ARM but no such rider is attached with the recorded copy of the subject mortgagexx"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "The operative indexx of the loan is not confirmed from the Closing Instructions, Rate Lock Agreement and Loan Program disclosurexx"
* Prepayment Rider Missing (Lvl xx)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgagexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "ROR transaction date (xx) which is not consistent with the Note date (xx)xx"
																									* Settlement date is different from note date (Lvl xx) "Final HUD-xx shows the settlement date (xx) which is different from original Note date (xx)xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38368250	xx	755	753	12.752%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$5,015.31	3.750%	$2,064.81	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx states that the subject mortgage was originatedxxwith xxwhich was recordedxx
The chain of the assignment is completedxx
There is an outstanding judgment against the propertyxx
There is active credit card judgment on the subject property in the amount of xx which was recordedxx and filed by xx
Annual county taxxes have been paid in the amount of xx
No delinquent taxxes have been located for the prior yearxx
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history tape data is xx
The borrower is currently xx months behind his scheduled paymentsxx

Collections Comments:Loan modification agreement was made between the borrower and Lenderxx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that beganxx The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balancexx The interest bearing amount is xx and the maturity date isxx Rate change will be in xx for Modification is Financial Hardshipxx Review as per servicing comments dated fromxx toxx state that the borrower has been delinquent for xx months currently and the payment is due fromxx as the borrower is not paying the P&I regularlyxx The last payment was receivedxx in the amount of xx The payment history states that the current UPB is xx
Borrower wants to keep the propertyxx The subject property is owner occupiedxx Reason for default is illness of borrowerxx
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx  Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history tape data is xx
The borrower is currently xx months behind his scheduled paymentsxx
Review of updated title report datedxx states that the subject mortgage was originatedxx with xx which was recordedxx
The chain of the assignment is completedxx
There is an outstanding judgment against the propertyxx
There is active credit card judgment on the subject property in the amount of xx which was recordedxx and filed by Discover Bankxx
Annual county taxxes have been paid in the amount of xx
No delinquent taxxes have been located for the prior yearxx
Available servicing comments fromxx toxx shows that the foreclosure was initiated and referred to attorneyxx As per comment datedxx, the foreclosure is in active statusxx However, no further information is available to understand the current status of foreclosure processxx
Pacer did not reflect any bankruptcy filled by borrowerxx

Foreclosure Comments:Available servicing comments fromxx toxx shows that the foreclosure was initiated and referred to attorneyxx As per comment datedxx, the foreclosure is in active statusxx However, no further information is available to understand the current status of foreclosure processxx
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that beganxx The new principal balance is xx Lender has agreed to defer the amount of xx,xx from the unpaid principal balancexx The interest bearing amount is xx and the maturity date isxx Rate change will be in xx stepsxx Reason for Modification is Financial Hardshipxx	Affiliated Business Disclosure HUD-xx Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Balloon Indicator is yes, however tape data shows noxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is xx , however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mos currently delinquent per payment history is xx, however tape data shows xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Uxxvailable Tape Value:xx Variance: Variance %: Comment: S&C Filing date is uxxvailable, however tape data showsxx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "Final HUD-xx is available in the loan filexx whereas, some point and fees are handwritten in the final Hud-xx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in state of xx The following state disclosures are missing from the loan filexx
xx NY Consumer Credit Disclosure / Fair Credit Reporting Notice
xx NY Interest Rate Disclosure
xx Mortgage Bankers and Exxempt Organizations Pre application
xx Co-Signer Notice Requirements
xx Default Warning Notice
xx Commitment Disclosure
xx Commitment Disclosure
xx Exxpiration of Lock-in or Commitment Period"	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplianceEase risk indicator shows moderate due to Late Fees Test failedxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the late fees testxx
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is locatedxx"
* Missing Required Disclosures (Lvl xx)     "List of service provider document is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unable to be determined from the given lenders documentsxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliate Business Disclosure is missing from the filexx"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15383010	xx	579	550	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx,the subject mortgage was originatedxxwith lender xx
The chain of the assignment has been completedxxNo assignment was done from the xx
There are seven civil judgment open against the borrower in the amount ofxx in the favor of xx which were recorded on different datexx
Annual installment combined taxxes of xxhave been paid in the cumulative amount of xx  No prior year’s delinquent taxxes have been foundxx
According to the latest payment history as ofxx, the borrower is currently delinquent for ten months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the ARM change notice located at xxProof_of_Claimxx pg.	Collections Comments:The loan is currently in bankruptcy and is nexxt due forxx The last payment was receivedxxThe UPB reflected in the payment history is in the amount of xx
The reason for the default is an unemploymentxx The intention of the borrower is to retain the subject propertyxx
The loan hasn’t been modified since originationxx
No information pertaining to the foreclosure has been foundxx
The borrower had filed bankruptcy under Chapter xx with Case xx The plan was confirmedxx  The Bankruptcy POC filedxx and the POC amount is xx and the amount of arrearage is xx Under Chapter xx plan, the debtor shall pay to the trustee the sum of xx every two weeksxx
The subject property is owner-occupiedxx As per commentxx stated the subject property is in good conditionxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower had filed bankruptcy under Chapter xx with Case xx The plan was confirmedxx The Bankruptcy POC filedxx and the POC amount is xx and the amount of arrearage is xx Under Chapter xx plan, the debtor shall pay to the trustee the sum of xx every two weeksxx	Not Applicable	Credit Application
Document Showing a Indexx Numerical Value
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: -xx |---| xx |----| xx Comment: The Origixxl Note reflects ARM indexx margin percent is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to the PACER report current bankruptcy # is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: According to the PACER POC filed date isxx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: According to the Note term first rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: According to the payment history last payment received date isxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Origixxl Note reflects lender xxme xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Origixxl Note reflects maxx rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The Origixxl Note reflects Nexxt rate change date isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Origixxl Note reflects origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: According to the servicing comment S&C filing date is not applicablexx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The Origixxl Note reflects the Loan Maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the brokerage/finder fee testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "xxThis loan failed the brokerage/finder fee testxx  Loan Data: xx,xx  Comparison Data: xx,xx  Variance:+xx,xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located in xx The below Required State disclosures are missing in the given loan filesxx
xx] Placement of Insurance Disclosurexx
xx] TN Consent to Disclosure of Insurance Informationxx
xx] Choice of Agent/insurerxx
xx]  Insurance Solicitation/Post Commitmentxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
																									* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx) "Unable to be confirmed operative indexx value from the loan filexx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:AVM	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65523858	xx	610	Not Applicable	34.996%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$65,347.95	2.000%	$403.19	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxand recordedxxwith the lender xxin the amount of xx
The chain of assignment has been completedxx
There is one senior mortgage against the subject property in the favor of xx in the amount of xx which was recordedxx
No any active liens and judgments have been foundxx
Combined annual taxxes of xxhave been paid in the amount ofxx
Combined annual taxxes of xxhave been paid in the amount ofxx
Combined annual taxxes of xxhave been paid in the amount ofxx
No any prior year delinquent taxxes have been foundxx
According to the payment history as ofxx, the borrower is delinquent from more than xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreementxx

Collections Comments:As per the servicing comment as ofxx, the loan is active in the foreclosurexx The foreclosure was initiated on the loan in xx The file was referred to attorneyxx The foreclosure document located at xx shows the complaint was filedxx and first publication was completedxx There is another one foreclosure document located at xx shows the judgment hearing was completedxx and judgment was enteredxx As per the comment datedxx, the foreclosure was sale heldxx No, any further details have been found regarding the foreclosurexx
According to the payment history as ofxx, the borrower is delinquent from more than xx months and nexxt due date isxx The last payment was receivedxx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreementxx
The reason for default is curtailment of incomexx
The loan was modifiedxx between the borrower xx  and lender xx  a division of xx, xx As per modified terms, lender agrees to forgive the principal in the amount of xx which exxceeds xx of modified principal balancexx The new principal balance is in the amount of xx in which the deferred balance is xx and interest bearing amount is xx The borrower has promised to pay in the xx step beginningxx till maturity datexx The borrower is currently maxxpayment as per xxnd step in the amount of xx with an interest rate of xx
The borrower xx had filed bankruptcy under chapter xx with the casexx The amended plan was confirmedxx The chapter xx was converted to chapter xx The POC was filed by creditor Wachovia Mortgagexx for the secured claim amount is xx and arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xxThe debtor was dischargedxx and joint debtor was dismissedxx The case was terminatedxx
The comment datedxx stated that the litigation invoicexx in the amount of xx datedxx The comment datedxx stated that the litigation team was approved in the amount of xx with the invoicexx The comment datedxx stated that the litigation team was approved in the amount of xx with the invoicexx The comment datedxx stated that the litigation team was approved in the amount of xx with the invoicexx The comment datedxx stated that the litigation team was approved in the amount of xx with the invoicexx The latest comments show the litigation matter is still activexx No any further details have been found regarding the litigation matter resolved or notxx As per the comment datedxx, the contest matter was found for the foreclosurexx The comment datedxx stated that the contested issue has been resolvedxx The further latest comments show the contested matter is still activexx No any further details have been found regarding the contested matterxx
As per the comment datedxx, the subject property had damage due to hurricanexx The comment datedxx stated that the loss draft check was received from xx  in the amount of xx and xx with the checkxx and xx However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property conditionxx No details have been found regarding the insurance claimxx

Foreclosure Comments:According to the collection comment as ofxx, the foreclosure was initiated on the loan in xx The file was referred to attorneyxx The foreclosure document located at xx shows the complaint was filedxx and first publication was completedxx There is another one foreclosure document located at xx shows the judgment hearing was completedxx and judgment was enteredxx  As per the comment datedxx, the foreclosure was sale heldxx No, any further details have been found regarding the foreclosurexx As per the comment datedxx, the contest matter was found for the foreclosurexx The comment datedxx stated that the contested issue has been resolvedxx The further latest comments show the contested matter is still activexx No any further details have been found regarding the contested matterxx
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the casexx The amended plan was confirmedxx The chapter xx was converted to chapter xx The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xxThe debtor was dischargedxx and joint debtor was dismissedxx The case was terminatedxx	The loan was modifiedxx between the borrowerxx and lenderxxa division of xx, xx"xx As per modified terms, lender agrees to forgive the principal in the amount of xx which exxceeds xx of modified principal balancexx The new principal balance is in the amount of xx in which the deferred balance is xx and interest bearing amount is xx The borrower has promised to pay in the xx step beginningxx till maturity datexx The borrower is currently maxxpayment as per xxnd step in the amount of xx with an interest rate of xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: The modification agreement shows the deferred amount is xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Updated per Payment History datedxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Updated due to the latest Modification datedxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The origixxl maturity terms are xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Update balance per the payment history provided   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The complaint was filedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing in the loan filexx
xxAnti-Coercion Notice
xxTitle Insurance Disclosure
xxRadon Gas Disclosure
xxInsurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value unable to be determined from the available loan filesxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63828585	xx	648	Not Applicable	26.384%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,722.23	4.000%	$646.91	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx shows that the subject mortgage was originatedxxin xx, xxfor the amount of xx with Book/Page# xxThe chain of assignment has been completedxx The mortgage is with original lender, xxNo active judgments and liens have found against the borrower/the subject propertyxx Annual Combined taxxes ofxxand xxhave been paid in the total amount ofxxNo prior year delinquent taxxes have been foundxx	According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of . and P&I of xx	Collections Comments:The loan is currently in the collection and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of xx and P&I of xx The reason for default as per the collection comment is exxcessive obligationxx No foreclosure and bankruptcy activity have been found in the loan filexx According to the modification agreement datedxx, the new principal balance is xx out of which the lender has deferred the principal balance of xx This deferred balance is eligible for forgivenessxx Only if borrower was not default on new payments such that the equivalent of three full monthly paymentsxx Then, on each of the first, second and third anniversaries ofxx, the lender shall reduce the deferred principal balance in the installments equal to one third of the deferred principal amountxx The interest bearing amount is xx According to comment datedxx, the subject property is owner occupiedxx No comment pertaining damage to the subject property has been observedxx No latest BPO report has been found in the loan filexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx" and Borrower "x x"xx
The amount of forgiven principal balance exxceeds xx of the modification amountxx According to the modification agreement datedxx, the new principal balance is xx out of which the lender has deferred the principal balance of xx This deferred balance is eligible for forgivenessxx Only if borrower was not default on new payments such that the equivalent of three full monthly paymentsxx Then, on each of the first, second and third anniversaries ofxx, the lender shall reduce the deferred principal balance in the installments equal to one third of the deferred principal amountxx The interest bearing amount is xx
The borrower promises to pay P&I xx with interest rate xx beginning fromxx The maturity date as per modification isxx
Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The origixxl note shows the lender xxme is xx  Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The origixxl note shows the loan origixxl maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The appraisal report shows the origixxl appraised value is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The origixxl note shows the property address street is xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The stated maturity date as per modification isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: The origixxl note shows the stated remaining term months are xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The property is located in the xx
The below disclosures are missing from the loan filexx
xxAnti-Coercion Notice
xxTitle Insurance Disclosure
xxRadon Gas Disclosure
xxInsurance Sales Disclosure"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be calculated as supportive document is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "The subject mortgage was originatedxx However, according to Hud-xx, the settlement date isxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69362377	xx	707	693	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$1,337.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows the subject mortgage was originated with xxThe mortgage was recordedxxand the amount of mortgage is xx There is a junior open mortgage found open in the amount ofxxThe date of mortgage isxx and it was recordedxx The mortgage is in favor ofxx There is a junior HOA Lien found open in the amount ofxxThe lien holder is xx The lien was recordedxx half combined taxxes of xxare due in the amount ofxxNo prior years delinquent taxxes have been found openxx	The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx and it was applied for the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the modification agreement datedxx	Collections Comments:The borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx and it was applied for the due date ofxx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the modification agreement datedxx The modification agreement was made between xx and xx (borrower) and xx, xx (lender)xx The new principal balance is xx The new P&I is xx and new interest rate is xx The payments beganxx and new maturity date isxx The loan has been modified twice since origination in the year of xx andxx The foreclosure was initiated and file was referred to attorneyxx No further information is available in the comments or loan filexx The borrower had filed bankruptcy under chapter xx case xx/xx The joint debtor was dischargedxx The case was terminatedxxnd half combined taxxes ofxx are due in the amount of xx No prior years delinquent taxxes have been found openxx No evidence of damages or repairs to the subject property has been found in the commentsxx
Foreclosure Comments:The foreclosure was initiated and file was referred to attorneyxx No further information is available in the comments or loan filexx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx case xx/xx The joint debtor was dischargedxx The case was terminatedxx No POC was filed by the lenderxx The schedule D of voluntary petition shows Value of the property is xx amount of claim is xx and unsecured amount is xx	The modification agreement was made between xx andxx (borrower) and xx, xx (lender)xx The new principal balance is xx The new P&I is xx,xx and new interest rate is xx The payments beganxx and new maturity date isxx The loan has been modified twice since origination in the year of xx andxx	Affiliated Business Disclosure Credit Application Document Showing a Indexx Numerical Value	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: WSB is lender per note   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Term system calculation   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Uxxvailable Tape Value:xx Variance: Variance %: Comment: No foreclosure detected Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "The final HUD-xx is not signed by the borrowerxx The state is xx	* Application Missing (Lvl xx) "The final application is missing in the loan filexx Therefore initial application is considered to captures the detailsxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing in the loan filexx"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "The operative indexx is not available in the documents providedxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The affiliated business disclosure is missing in the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The Note date isxx The settlement date as per HUD-xx isxx The transaction date as per ROR isxx The state is Californiaxx"
																									* Settlement date is different from note date (Lvl xx) "The Note date isxx and the settlement date as per final HUD-xx isxx The state is Californiaxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44186659	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originatedxxfor the amount of xx in the favor of xx which was recordedxxwith Book/Page xxThe chain of assignment has been completedxxNo active liens and judgments have been found against the subject property or the borrowerxxCombined annual taxxes for the year xxhave been paidxx in the amount of xx Combined annual taxxes for the year xxare delinquent in the amount of xx which was good through tillxx	According to the payment history as ofxx, the borrower is currently delinquent for xx month and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the note termsxx According to exxtension agreement located at xxSecurity Instrument Note and Security Instrument Modificationxx datedxx, the maturity date has been exxtended toxx	Collections Comments:The loan is currently in the foreclosure and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance is reflected in the amount of xx The borrower has been maxxpayments as per the note termsxx According to exxtension agreement located at xxSecurity Instrument Note and Security Instrument Modificationxx" datedxx, the maturity date has been exxtended toxx As per collection comment, the reason for default is unemploymentxx The comment datedxx, the occupancy is owner occupiedxx The borrower, xx had filed the bankruptcy under chapter-xx with the casexx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx The chapter xx individual debtor's statement of intention states that Debtor will retain collateral and will continue to make regular paymentsxx However, the case was dischargedxx and was terminatedxx
According to document located at xx, the foreclosure was initiated and was referred to an attorneyxx However, foreclosure was put on hold due to title issuexx There was incorrect legal description on the subject mortgagexx According to document located at xx  title claim has been filedxx  The comment datedxx states that independent quiet title/reformation /declaratory action needed, No further comment is available regarding the foreclosure hold has been removedxx No comment pertaining damage to the subject property has been observedxx
Update:
No additional information was found in recent collection comments reviewxx
Foreclosure Comments:According to document located at xx, the foreclosure was initiated and was referred to an attorneyxx However, foreclosure was put on hold due to title issuexx There was incorrect legal description on the subject mortgagexx According to document located atxx title claim has been filedxx  The comment datedxx states that independent quiet title/reformation /declaratory action needed, No further comment is available regarding the foreclosure hold has been removedxx
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter-xx with the casexx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx The chapter xx individual debtor's statement of intention states that Debtor will retain collateral and will continue to make regular paymentsxx However, the case was dischargedxx and was terminatedxx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note the Lender xxme is xx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note the loan origixxl maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note the origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The S&C filing date isxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per note the stated maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per note the stated remaining term is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final Application/xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "An appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing from the loan file:
?Amortization Schedule Disclosure
?Credit Property Insurance Disclosure
?Fee Agreement
?Priority of Security Instrument Disclosure
?Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan filexx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99726661	xx	612	Not Applicable	29.513%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.825%	$1,646.23	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxin the amount of xx with lender xx which was recordedxx
There are no active judgments or liens found against the subject propertyxx
The property taxxes of the years xx, xxand xxare paid in the amountxx and xxrespectivelyxxPrior year’s taxxes are not delinquentxxAnnual amount taxx is in the amount ofxxNo prior delinquency has been foundxx
According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx with interest rate of xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower has made last payment according to the modification madexx	Collections Comments:The current status of the loan is in collectionxx No comments found regarding the bankruptcy and foreclosurexx According to the payment history as of datedxx, the borrower is delinquent for xx monthsxx The last payment was receivedxx and the payment was made in the amount of xx with interest rate of xx The nexxt due date isxx The latest payment history reflects the UPB in the amount of xx The borrower has made last payment according to the modification madexx
The loan has modified since the originationxx The modification agreement was made  between the lender xx and the borrower xx The first payment was duexx and the maturity date isxxThe new principal balance as per modification is xxThe amount of xx has been forgivenxx The monthly P&I is in the amount of xx with an interest rate of xx The modification does not contain balloon paymentsxx The loan has not been modified prior to thisxx
The reason for default is unable to determine as per the servicing commentsxx
The subject property is owner occupied and is in average conditionxx No comments found regarding the damage or repairxx

Foreclosure Comments:As per tape data the complaint was filedxx However, there is no evidences found about foreclosure as servicing comment dated uptoxx
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lenderxx and the borrower xxThe first payment was duexx and the maturity date isxxThe new principal balance as per modification is xxThe amount of xx has been forgivenxx The monthly P&I is in the amount of xx with an interest rate of xx
The modification does not contain balloon paymentsxx The loan has not been modified prior to thisxx
Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is xx, xx However, review of loan file shows World Saving bank, xx, a xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan Origixxl Maturity Term Months is xx However, review of loan file shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Stated Maturity Date isxx However, review of loan file showsxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Stated Remaining Term is xx However, review of loan file shows xx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final Hud-xx is not signed by the borrowerxx"	* ComplianceEase Risk Indicator is "Elevated" (Lvl xx) "This loan is NOT failing predatory lending lawsxx It only exxceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending lawsxx There is no assignee liability since they did not exxceed those thresholdsxx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer is missing from loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value is unable to be determined from the available loan filesxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required Affiliated Business Disclosure is missing from loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The ROR transaction date isxxHowever the note date isxx"
																									* Settlement date is different from note date (Lvl xx) "As per the final HUD-xx the Settlement date isxx which is different than the note datexxHowever, note date isxx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55650667	xx	631	641	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report datedxx shows that the subject mortgage was originatedxxwith the lender xx which was recordedxxThe chain of assignment has been completed as no assignment was done by xx
No active judgments or liens have been foundxx
The annual county taxxes of xxare due in the amount of xx The annual county taxxes of xxhave been paid in the amount of xx
The annual county taxxes of xxhave been paid in the amount of xx
No delinquent taxxes have been found for prior yearsxx
The review of payment history as ofxx states that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The current unpaid principal balance is in the amount of xx The borrower has been maxxthe payment as per the notice of mortgage payment change located at xxMiscellaneousxx	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the nexxt due date for the payment isxx The borrowerxx had filed the bankruptcy under chapter-xx with the casexx and the plan was confirmedxx The POC was filed byxx with the secured claim amount of xx and an arrearage is in the amount of xx According to the order confirming chapter xx plan, the debtor shall pay xx per month for xx months then xx per month thereafterxx The date of the last filing bankruptcy wasxx The review of payment history as ofxx states that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The current unpaid principal balance is in the amount of xx The borrower has been maxxthe payment as per the notice of mortgage payment change located at 'xxMiscellaneousxx'xx The reason for default has not been foundxx No damage and repairs have been foundxx No information pertaining to foreclosure has been foundxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter-xx with the casexx and the plan was confirmedxx The POC was filed by xx with the secured claim amount of xx and an arrearage is in the amount of xx According to the order confirming chapter xx plan, the debtor shall pay xx per month for xx months then xx per month thereafterxx The date of the last filing bankruptcy wasxx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: -xx |---| xx |----| xx Comment: As per tape data ARM Indexx Margin Percent is -xx % and as per review it is xx %xx Tape Source: Initial Tape Type:
Field: Borrower #xx Middle xxme   Loan Value: L   Tape Value: M   Variance:    Variance %:    Comment: As per tape data Borrower# xx Middle xxme is M and as per review it is Lxx   Tape Source: Initial   Tape Type:
Field: Borrower #xx First xxme   Loan Value:xx    Tape Value: xx  Variance:    Variance %:    Comment: As per tape data Borrower# xx First xxme isxx  and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle xxme   Loan Value: M   Tape Value: L   Variance:    Variance %:    Comment: As per tape data Borrower# xx Middle xxme is L and as per review it is Mxx   Tape Source: Initial   Tape Type:
Field: Borrower Last xxme   Loan Value: xx    Tape Value: xx  Variance:    Variance %:    Comment: As per tape data Borrower Last xxme is xx  and as per review it is xx    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Current BK case# is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The first rate change date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data Lender xxme isxx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data Maxx rate at first adjustment is xx % and as per review it is xx %xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data, nexxt rate change date isxx and as per review it isxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data, origixxl balance is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No Discrepancyxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per tape data Stated Maturity date isxx and as per review it isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the brokerage/finder fee testxx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the brokerage/finder fee testxx
The mortgage loan charges a brokerage/finder fee that exxceeds xx of the total loan amountxx Under the xx Rules and Regulations, brokerage fee is synonymous with finder feexx
Any brokerage/finder fee of more than xx of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensationxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial escrow acct disclosure is missing from the loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "The loan program disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service provider's disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the state xx  The following state disclosures are missing from the loan filexx
xx Placement of Insurance Disclosurexx
xx TN Consent to Disclosure of Insurance Informationxx
xx Choice of Agent/insurerxx
xx Insurance Solicitation/Post Commitmentxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to confirm an operative indexx value since the supporting documents are missing from the loan filexx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "The ROR is not hand dated by the borrowerxx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
562487	xx	571	Not Applicable	57.446%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$391.18	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originatedxxwhich was recordedxxwith the book/page# xxin the amount of xx with xx
The chain of assignment has not been foundxxHence the mortgage is with the original lender xx
One code enforcement lien or Unsafe Living Condition open against the subject property in the amount of xxin the favor of xx
 Two civil judgments have been found against the borrower xx
The first civil judgment was recordedxx, in the amount of xxin the favor of xx
xx and xx installments of the county for the year xxtaxxes have been paid in the amount of xx
xx and xx installments of the county for the year xxtaxxes have been paid in the amount of xx
xx installments of the county taxxes for the year of xxhave been paid in the amount ofxx
xx installment taxxes for the year of xxare due in the amount of xxfor the due date ofxx
No prior year delinquent taxxes have been foundxx

According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The nexxt payment due date is forxx The last payment was receivedxx in the amount of xx with the rate of interest xx which was applied forxx The UPB reflected in the amount of xx The Current P&I xx and PITI is xx The loan has been modified twice since originationxx The borrower is maxxpayment as per modification, which was madexx

Collections Comments:The review of the collection comment shows that the loan is in the collections and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx with the rate of interest xx which was applied forxx The UPB reflected in the amount of xx The Current P&I xx and PITI is xx The loan has been modified twice since originationxx The borrower is maxxpayment as per modification, which was madexx
 As per the review of servicing commentsxx, the reason for default is an illness of the borrowerxx But as per the review of collection comments, the borrower wants to keep the propertyxx  However, as per the available records, the borrower is willing to pay the loanxx
According to the PACER, the borrower had not filed bankruptcyxx
As per the servicing comment datedxx, the property is occupied by an ownerxx No damages or repairs have been found to the propertyxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowerxx Single and xx as Trustee of the xx and the lender xx, xx As per the modified terms, new principal balance is xx There is no principal forgiven amount and deferred balance in this modificationxx First Payment had begunxx and borrower has promised to pay xx monthly with a modified interest rate of xx with a maturity date will bexx There is no provision for the balloon paymentxx
The prior modification agreement was located at “xx” in the loan filexx
Modification made between the borrower Tanya Turner and the lender xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the Note document, the lender xxme is xxa xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Note document Loan origixxl maturity terms is xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "The Initial Escrow Account disclosure is missing from the given loan filexx"
* Missing Required Disclosures (Lvl xx)     "The List of servicer provider is missing from the given loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx  The following state disclosures are missing from the loan filexx  xxImpound Account Disclosure xxCosigner Notice xxPrivate Mortgage Insurance Disclosure xxEarthquake Disclosure forCondominiums xxHazard Insurance Disclosure xxInsurer RecommendationDisclosure xxCA Fair Lending Notice xxAnti-Tying Disclosure xxPrivacy Notice xxNotice of Right to Copy of Appraisal xxApplication for Credit-Married Persons xxFair Debt Collection Notice xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application""
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Required Affiliated Business disclosure is missing from the given loan filexx"
* Settlement date is different from note date (Lvl xx)     "The subject property is located in xx
As per the HUD-xx document, the settlement date is givenxx which is different from note datexx
																									However, the Note was originatedxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Illegible Date:Illegible Type:Illegible	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34051556	xx	645	Not Applicable	13.166%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$622.34	xx/xx/xxxx	Convert ARM to Fixed	The review of the updated title report datedxx shows that the subject mortgage was originatedxxand it was recordedxxin the amount of xx in xx, its successors and/or assigneesxx

The assignment is completed as the subject mortgage is still with the lender, xx, xx ts successors and/or assigneesxx

No active judgments/liens have been found in the updated title report against the borrower/subject propertyxx

The annual combined taxxes of xxhave been paid in full in the amount of xx
No prior year delinquent taxxes are found in the updated title reportxx	Review of the updated payment history as ofxx shows that the loan is in delinquency for xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx	Collections Comments:The loan is in delinquency for +xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx
 The comment datedxx states that the reason for default of the loan isborrower's curtailment of income and borrower intents to keep the propertyxx
The servicing comment datedxx states that the property was damaged and it needs to be repaired but no evidences are available in the latest xx months servicing comment regarding the nature of damage, cost of repairs and current status of repairsxx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filingsxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified (HAMP)xx with new principal balance of xx The modified principal balance of the Note will include all amounts and arrearages that will be past due as of the Modification effective date less any amounts paid to the lender but not previously credited to this loan, less amounts forgiven or waived for NSF fees and outstanding, uncapitalized interest, and less Principal in the amount of xx which has been forgivenxx
The borrower promises to pay the new modified P&I of xx with the new fixxed interest rate of xx beginning fromxx to the new maturity date ofxx	Affiliated Business Disclosure Prepayment Penalty Rider	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, its successors and/or assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: No discrepancyxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The loan origixxl maturity terms are xx months per ARM Note but tape shows xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of Service Providers disclosure is missing from the loan filexx"
* Prepayment Rider Missing (Lvl xx)     "The loan has prepayment option but no such rider is attached with the recorded copy of subject mortgagexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96572505	xx	624	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,173.88	3.500%	$1,474.35	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxxand was recordedxx in the amount of xxwith xx

The loan has not been assigned since originationxx

There is a junior state taxx lien active in the favor of The xx  Board of the State of xx
xx  in the amount ofxxwhich was recordedxxHowever the SSN # does not match with the state taxx documentxx

There is junior xt lien active in the favor of xx the amount was not provided which was recordedxx

xx installments of combined taxxes for the year of xxhave been paid in the amount of xxfor the due datexx

xx installments of combined taxxes for the year of xxare due in the amount of xxfor the due date ofxx

No prior year delinquent taxxes have been foundxx
According to the payment history as ofxx, the borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for due datexx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected as per the payment history is in the amount of xx The borrower is maxxpayments as per modificationxx	Collections Comments:The loan is currently in the collectionxx The borrower has been delinquent for xx monthsxx The last payment was receivedxx, that was applied for due datexx and the nexxt due date for payment isxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected as per the payment history is in the amount of xx The borrower is maxxpayments as per modificationxx

The Modification agreement was madexx between the (borrower) xx  and (lender) xx, xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning fromxx The maturity date as per modification isxx The interest-bearing amount is xx and there is no deferred balance or principal forgiven amountxx This loan was modified twice since origination xx located at (xx ) and xxndxx The borrower is maxxpayments as per xxnd modificationxx

As per the comment datedxx the reason for default is a curtailment of incomexx AS per the comment datedxx the subject property has been occupied by the unknown partyxx No comments have been found for damages and foreclosurexx
Update:
No additional information was found in recent collection comments reviewxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was madexx between the (borrower) xx and (lender) xx, xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx,xx beginning fromxx The maturity date as per modification isxx The interest-bearing amount is xx and there is no deferred balance or principal forgiven amountxx This loan was modified twice since originationxx xxstxx located at xx and xxndxx The borrower is maxxpayments as per xxnd modificationxx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx  Tape Value: xx, xx   Variance:    Variance %:    Comment: As per note lender xxme is xx; however tape reflects xx,xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note maturity term months are xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing in the loan filesxx

Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
 Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine an operative indexx value because supportive documents are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "As per ROR the transaction date isxx and the note date isxx; hence the ROR transaction date is not consists with the note datexx"
																									* Settlement date is different from note date (Lvl xx) "As per hud-xx settlement date isxx and the note origination date isxx Hence settlement date is different from note datexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41408050	xx	664	578	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.130%	$811.00	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originatedxxin favor of xx and also was recordedxx
The chain of assignment is completexxThe latest assignment of mortgage is with xx
No active judgments or liens have been found pendingxx
Annual taxxes are in the amount ofxx
No prior delinquent taxxes have been found pendingxx	Provided payment history as ofxx, reveals that the loan is in delinquency for xx monthsxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is in delinquencyxx Provided payment history fromxx toxx reveals that loan is in delinquency for xx monthsxx The nexxt due date for the payment isxx The borrower is not maxxregular payments as per loan modificationxx The last payment ofxx was receivedxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the servicing comment datedxx, the subject property is owner occupied with no visible damages or repairsxx It is in average conditionxx
The reason for default of borrower is unemployment or decreased incomexx The borrower is not maxxregular payments as per loan modificationxx The loan was modified once since originationxx The loan modification was last made effective fromxx The borrower had given promise to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx and it was beginning from first payment datexx and ends with the maturity date ofxx According to the modification agreement madexx the new principal is in the amount of xx with interest rate of xx In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exxceeds xx of the modified principal amountxx
No information pertaining to foreclosure has been found in the latest xx months servicing commentsxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx  and xx  had filed bankruptcy under chapter xx with case xx The last petition was filedxx The bankruptcy case was further dischargedxx and also got terminatedxx
Schedule D of voluntary petition datedxx shows amount of secured claim without deducting the value of collateral is  xx and value of collateral is xx therefore, the unsecured portion is xx
Loan Modification agreement was made between borrowerxx and xx with lender xx, xx on effective date ofxx
The borrower had given promise to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx and it was beginning from first payment datexx and ends with the maturity date ofxx
According to the modification agreement madexx the new principal is in the amount of xx with interest rate of xx In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exxceeds xx of the modified principal amountxx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Lender xxme is xx ; However, tape shows Well Fargo USA Holdings, Incxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan origixxl Maturity term months is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mos currently delinquent per payment history is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Origixxl balance is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx ; However, tape shows xx xx Wxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&C filing date is N/A; However, tape showsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following state disclosures are missing from the loan filexx
IL Collateral Protection Insurance Noticexx
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx numerical value is unable to be confirmed from given lenders documentsxx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65229897	xx	566	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$75,498.84	2.000%	$997.99	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originatedxxand was recordedxxwith instrument # xx in the amount of xx in favor of xx
The chain of assignment has not been foundxxHence the mortgage is with the original lender xx
No active judgments or liens have been found against the borrowersxx
xx installments of county taxxes for the year of xxhave been paid in the amount of xxfor the due datexx
xx installments of county taxxes for the year of xxhave been due in the amount of xxfor the due datexx
No prior year delinquent taxxes have been foundxx

According to the review of payment history as ofxx, the borrower is delinquent for xx monthsxx The nexxt payment due date isxx
The last payment was receivedxx in the amount of xx with the rate of interest xx which was applied forxx
The UPB is reflected in the amount of xx
The Current P&I xx and PITI is xx
The borrower is maxxpayment as per modification, which was madexx
The loan has been modified twice since originationxx

Collections Comments:The review of the collection comment shows that the loan is in collections and the nexxt due date for the payment isxx
The last payment was receivedxx in the amount of xx with the rate of interest xx which was applied forxx
The UPB is reflected in the amount of xx
The Current P&I xx and PITI is xx
The borrower is maxxpayment as per modification, which was madexx
The loan has been modified twice since originationxx
As per the servicing commentsxx, the reason for default is the curtailment of incomexx But as per the review of servicing comments, the borrower wants to keep the propertyxx  However, as per the available records borrower is willing to pay the loanxx
As per the servicing comments, the foreclosure was initiatedxx
As per the tape data, the file was referred to an attorneyxx The foreclosure was put on hold due to the borrower is interested in the loss mitigation optionsxx As per the servicing comments, the lender was offered a reinstatement plan to the borrowerxx
According to the PACER, the borrower had not filed bankruptcyxx
As per the review of the servicing commentsxx, the subject property is occupied by the ownerxx No damage is found to the propertyxx

Foreclosure Comments:As per the servicing comments, the foreclosure was initiatedxx
As per the tape data, the file was referred to an attorneyxx The foreclosure was put on hold due to the borrower is interested in the loss mitigation optionsxx As per the servicing comments, the lender was offered a reinstatement plan to the borrowerxx
According to the PACER, the borrower had not filed bankruptcyxx

Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowersxx and xx and the lender xx a division of xx, xx As per the modified terms, the new principal balance is xx The interest bearing amount is xx The deferred balance is xx There is no principal forgiven amountxx
There are xx steps of modificationxx Borrower promises to pay and the xxst step is xx monthly with a modified interest rate xx beginning fromxx, xxnd step is xx,xx monthly with a modified interest rate xx beginning fromxx, xxrd step is xx,xx monthly with a modified interest rate xx beginning fromxx, xxth step is xx,xx monthly with a modified interest rate xx beginning fromxx and the maturity date will bexx There is no provision for the balloon paymentxx
The prior modification agreement located at”xx_Security Instrument Note and Security Instrument Modification_xx_xx” in the loan file, which
was made between the borrowers xx and xx and the lender xx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per Note lender xxme isxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per modification loan amortization is Step type amortizationxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Note loan origixxl maturity terms in xx monthsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per Note origixxl balance is xxHowever tape reflects that in the amount of xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final Application is missing in the loan filexx"
* Credit score not provided (Lvl xx)     "Credit score not providedxx"
* Missing Required Disclosures (Lvl xx)     "The List of service provider is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx
The following required State Disclosures are missing in the loan filexx
xxImpound Account Disclosure
xxCosigner Notice
xxPrivate Mortgage Insurance Disclosure
xxEarthquake Disclosure forCondominiums
xxHazard Insurance Disclosure
xxInsurer Recommendation Disclosure
xxCA Fair Lending Notice
xxAnti-Tying Disclosure
xxPrivacy Notice
xxNotice of Right to Copy of Appraisal
xxApplication for Credit-Married Persons
xxFair Debt Collection Notice
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine an operative indexx value since the supporting documents are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan filexx"
* Settlement date is different from note date (Lvl xx)     "The subject property is located inxx
																									As per the final HUDxx, the settlement date isxx which is different from the Note date ofxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94010369	xx	616	568	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$71,698.20	3.300%	$795.59	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originatedxxwhich was recordedxxwith xx
The chain of assignment is completexx
There is no active judgments and liensxx
Annual county taxxes for the year of xxhave been paid in the amount ofxx
No delinquent taxxes have been found for the prior yearsxx
Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:According to the latest collection comments as ofxx the loan is in active collectionsxx Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx The borrower had filed the BK under the chapter xx with case# ofxx and the plan was confirmedxx Under amended chapter-xx plan debtor was supposed to pay the amount of xx per month for first xx months, and then xx per month forxx months, xx per month forxx months then xx per month forxx months to the trusteexx Additionally, the Debtor shall cure the interim delinquencies of xx within xx daysxx The POC was filedxx and the POC amount is xx and total arrearage amount is xx According to the trustee's final report datedxx the debtor has paid partial claim in the amount of xx to xx Then the case was converted into chapter xx The case was dischargedxx and terminatedxx
Update:
As per servicing comments datedxx, the subject property has been occupied by ownerxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xx with case# ofxx and the plan was confirmedxx Under amended chapter-xx plan debtor was supposed to pay the amount of xx per month for first xx months, and then xx per month forxx months, xx per month forxx months then xx per month forxx months to the trusteexx Additionally, the Debtor shall cure the interim delinquencies of xx within xx daysxx The POC was filedxx and the POC amount is xx and total arrearage amount is xx According to the trustee's final report datedxx the debtor has paid partial claim in the amount of xx to xx Then the case was converted into chapter xx The case was dischargedxx and terminatedxx	The loan was modified with an effective date ofxx and a new principal balance is xx to a step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginningxx with a new maturity date ofxx The rate changes in xx steps ending at xx	Affiliated Business Disclosure Credit Application HUD-xx Closing Statement Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Used tape data   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: Same lender   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Term is xx per note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Foreclosure evidence not found   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Mod data was used   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Terms do not match Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "Final HUD-xx is missing from the loan filexx And estimated HUD-xx/Fee itemization/GFE are also not available in the loan filexx"	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of servicing transfer is missing from loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated business disclosure is missing from loan filexx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30752961	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originatedxxwithxx , and it was recorded on xxThe chain of the assignment has been completed with the lender xx
There is an active credit card judgment against the borrower, which was recorded on in the amount of which is in the favor ofxx
The annual county taxxes of xx, xxand xxhave been paid in the amount of xxeachxxNo prior year delinquent taxxes have been foundxx

The review of payment history as ofxx shows that the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB in payment history is reflected in the amount of xx The current P&I is xx and the current PITI is xx The borrower has been maxxthe payments as per the Arm note; however, the available payment history is not showing any clear payments so the values are updated as per the tape dataxx	Collections Comments:The collection comments review as ofxx, states that the loan is in active foreclosure and the nexxt due date isxx As per comments datedxx, the reason for default is had to the illness of the borrowerxx
As per payment history review, the borrower is delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied toxx The UPB in payment history is reflected in the amount of xx The current P&I is xx and the current PITI is xx The borrower has been maxxthe payments as per the Arm note; however, the available payment history is not showing any clear payments so the values are updated as per the tape dataxx
The loan has not been modified since originationxx
As per review, the foreclosure was initiated and according to the notice of pendency the complaint was filedxx; however, no further details pertaining to foreclosure has been foundxx According to collection comments, the property has been occupied by the owner and According to the comments datedxx, the roof is having a lot of loose and missing shingles; however, no damages or estimated repairs have been reportedxx

Foreclosure Comments:As per review, the foreclosure was initiated and according to the notice of pendency the complaint was filedxx; however, no further details pertaining to foreclosure has been found
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower #xx Middle xxme Loan Value:xxTape Value:xx |---| |----| Comment: The Note reflects the borrower's middle xxme as xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Note reflects, the lender xxme as, xxxx    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixxed   Variance:    Variance %:    Comment: As per note, the amortization type is ARMxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: origixxl balance as per note and TIL is xx; however, the mortgage is showing it as amount fixxnced and the loan amount as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: Note reflects the property address as xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per notice of pendency, the complaint was filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per note, the maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per note, the remaining terms are xx Tape Source: Initial Tape Type:	xx: Curable	* Application Missing (Lvl xx) "The final loan application is missing from the loan filesxx"	* Missing Appraisal (Lvl xx) "The appraisal report is missing from the loan filesxx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing from the loan filesxx"
* Missing Required State Disclosures (Lvl xx)     "The subject property has been located in xx The following required disclosures are missing in the available loan filesxx

Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Radon Gas Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The notice of service transfer is missing from the loan filesxx"
* Operative indexx value is unable to confirm (Lvl xx)     "An operative indexx value is unable to determine from the available loan filesxx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "The ROR is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86163817	xx	646	666	36.288%	First	Final policy	Not Applicable	x	xx	xx	$19,239.34	2.000%	$406.88	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originatedxx with the lender xxwhich was recordedxx The chain of assignment has been completed as no assignment was done by xx,xx
There is junior mortgage recordedxxin the amount of xx and in the favor ofxx

There are xxCivil judgments against the borrowerxxFirst , recordedxx in the amount ofxxand in the favor of xx Second , recordedxx in the amount of xx and in the favor of xx Third, recordedxx with no amount provided and in the favor ofxx Fourth, recordedxx in the amount of xx and in the favor fo xx  Fifth, recordedxx in the amount of xx and in the favor of xx
xxAnnual taxxes are paid in the amount of xx The annual taxxes to be paid are in the amount ofxx

According to the payment history dated as ofxx shows that the borrower is delinquent for xx months and nexxt payment due date isxx The last payment was receivedxx in the amount of xx which was applied for the due datexx The current UPB is in the amount of xx plus the deferred amount of xx Borrower is maxxpayments according to the Modification termsxx
Collections Comments:According to the collection comments, the loan is currently in collectionsxx As per the tape data the FC complaint has been filedxx, however; no information regarding Foreclosure has been found in the comments and loan filesxx The RFD is stated to be Curtailment of Incomexx

The loan had been last step modifiedxx, The borrower promises to pay the amount of xx at the rate of interest of xx and P&I of xx fromxx till maturity date ofxx Out of the New Principal balance of xx is the deferred amount to be paid at maturity date and the interest bearing amount is xx
According to the payment history dated as ofxx shows that the borrower is delinquent for xx months and nexxt payment due date isxx The last payment was receivedxx in the amount of xx which was applied for the due datexx The current UPB is in the amount of xx plus the deferred amount of xx Borrower is maxxpayments according to the Modification termsxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Step Modification agreement has been madexx between xx and Lender xx, xx
The borrower promises to pay the amount of xx at the rate of interest of xx and P&I of xx fromxx till maturity date ofxx xx is the deferred amount to be paid at maturity date and the interest bearing amount is xx
HUD-xx Closing Statement Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lenders are also know as the same bank   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The loan is step modifiedxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Origixxl term in xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: As per the tape data the FC complaint has been filedxx, however; no information regarding Foreclosure has been found in the comments and loan filesxx Tape Source: Initial Tape Type:	xx: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl xx) "The HUD is not signed and exxecuted by the borrowerxx" * Not all borrowers signed HUD (Lvl xx) "Hud is not signed by the borrowerxx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA right of rescission testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA right of rescission testxx
The funding date is before the third business day following consummationxx The consumer may exxercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx or §xx or delivery of all material disclosures, whichever occurs lastxx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing in the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The following state disclosures are missing in the loan filesxx
xx) Oregon Forced Placed Insurance Noticexx
xx) Notice where Escrow Account is NOT Requiredxx
xx) Escrow Notice for Loans Sold to Out-of- State Purchases within one yearxx
xx) Anti-Coercion Noticexx
xx) Insurance Premium Noticexx
xx) Insurance Sales Noticexx
xx) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to confirm operative indexx value due to missing documentsxx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "As per the ROR the transaction date isxx and the note is dated asxx"
																									* Settlement date is different from note date (Lvl xx) "The note is dated asxx and settlement date isxx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81585325	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to property report datedxx, the subject mortgage was originatedxxwith xx
There is a junior mortgage open against the subject property in favor of xx in the amount of xx which was recordedxx
There liens and judgments these are as follows:
xx) There are three civil judgments open against borrower in the favor of xx in the total amount ofxxwhich were recordedxx, andxx
xx) There are ten civil judgments open against borrower in the favor of xx in the total amount ofxxwhich were recorded different datesxx
xx) There is a Real Estate Lien open against the property in the favor ofxx  in the amount ofxxwhich was recordedxx
xx) There is a Water Lien open against the property in the favor of xx  which was recordedxx
xx) There is a senior child support Lien open against the borrower in the favor ofxx in the amount of xx which was recordedxx
Annual city taxxes for xxare duexx in the amountxx	The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per Notexx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcyxx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per Notexx
According to the PACER, xx (borrower) had filed for bankruptcy under chapter-xx with the casexx and the plan was confirmedxx Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filedxx which states that arrearage was included in the plan for the amount xx Plan not confirmed yetxx
Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completedxx Foreclosure complaint was filedxx with case xx Foreclosure judgment was filedxx Foreclosure sale was scheduledxx But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on datexx
According to collection comment, no damages or repairs have been foundxx
Latest BPO report is not available in the loan filexx
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completedxx Foreclosure complaint was filedxx with case xx Foreclosure judgment was filedxx Foreclosure sale was scheduledxx But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on datexx
Bankruptcy Comments:According to the PACER, xx (borrower) had filed for bankruptcy under chapter-xx with the casexx and the plan was confirmedxx Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filedxx which states that arrearage was included in the plan for the amount xx Plan not confirmed yetxx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: updated as per Pacerxx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: updated as per Pacerxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx    Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender xxme is updated as per Notexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per Notexx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: updated as per Notexx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Complaint was filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Stated maturity date as per origixxl notexx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: N/A Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow acct disclosure is missing from the loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan filexx"
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR is not hand dated by borrowerxx"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67390284	xx	620	Not Applicable	23.168%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$147,400.00	2.000%	$659.21	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxxto secure the loan amount of xx with lender xx which was recordedxx

The last four digits of SSN# of the borrowerxx

Below the list of state taxx liens, IRS and judgments against the xx could not be validated as the SSN# mentioned on the document does not match with SSN# of the borrowerxx

The liens or judgments against the borrower xx  and the current title owner “xx ” are as followsxx
xxThere are two notice of state taxx liens against the xx  in the favor of xx for the amount ofxx
xxThere are four certificates of the taxx lien (state taxx) against the xx  in the favor of County of xx s for the amount of xx
xxThere is three notice of state taxx liens against the  xx in the amount of xx
xxThere are two federal taxx liens(IRS) against thexx or the total amount of xx
xxThere are sixx civil judgments active against thexx  in the favor of xx

Property Taxx Status:
The xx installment of xxcounty taxxes have been paid; however, the xx installment is due in the amount of xx The due date isxx

As per the review of payment history as ofxx, the borrower is delinquent with mortgage payments for xx month and the nexxt due date for regular payments isxx The last payment was receivedxx in the amount of xx which was applied to the due date ofxx The current UPB including deferred is in the amount of xx	Collections Comments:The loan is active in collections and is nexxt due for the regular paymentxx
The foreclosure was recently initiated by referring the file to an attorneyxx The servicing comment datedxx states that notice of default was sentxx  However, the foreclosure file was later closed as the loan was reinstatedxx
The loan was last modifiedxx with new UPB in the amount of xx Out of the new UPB, the lender has deferred principal balance in the amount of xx  In addition, the xx  of the deferred balance would be forgiven provided that the borrower does not default on the new payments on each of first second and third anniversaries ofxx
No comments indicating any damage or repair pertaining to the subject property has been foundxx

Foreclosure Comments:According to review latest servicing comments, the foreclosure was initiated by referring the file to an attorneyxx The servicing comment datedxx states that notice of default was sentxx  However, the foreclosure file was later closed as the loan was reinstatedxx
Bankruptcy Comments:The Borrower had filed bankruptcy under chapter-xx with the casexx The POC was filed by xx, xx, in the secured claim amount xx and an arrearage in the amount of xx; however, the debtor was dismissed on xx and case was terminatedxx	The loan modification agreement has a conditional deferred principal reduction provision in the amount of xx
The loan was last modifiedxx with new UPB in the amount of xx Out of the new UPB, the lender has deferred the principal balance in the amount of xx  In addition, the xx  of the deferred balance would be forgiven in installments equal to one-third of the deferred principal reduction amount provided that the borrower does not default on the new payments on each of first second and third anniversaries ofxx
The borrower promises to pay the interest bearing amount of xx with step interest at the rate of xx until the maturityxx
The new maturity date will bexx	Affiliated Business Disclosure	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Updated due to the latest Modification datedxx which the $ xx principal foregiveness is taken from the deferred balance of xx is Borrower maintains currentxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Updated per Payment History datedxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated with Note and additioxxl documents in loan file   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: Updated due to the latest Modification datedxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated due to the latest Modification datedxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated per Payment History datedxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated with Note and additioxxl documents in loan file   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: No evidence in loan file of foreclosure-Referral Date as BK closedxx   Tape Source: Initial   Tape Type:
																					Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No evidence in loan file of foreclosure-S&C Filing Date as BK closedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "An affiliated business disclosure missing from loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46264096	xx	640	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$413.00	xx/xx/xxxx	Financial Hardship	Updated title report as ofxx shows that the subject mortgage is on first lien positionxxSubject mortgage was recordedxxin the amount of xx with xx

No single assignment of mortgage found in the updated title reportxx

Active junior or senior judgments/liens/mortgages:

xxThere is an active junior mortgage available in the updated title report in the amount of xx in favor of xx

xxThere is an active junior mortgage available in the updated title report in the amount of xx in favor of xx   political subdivision in the State of xx  and it was recordedxx xxannual County taxxes of xx were paid in fullxx
No prior year delinquent taxxes found in the updated title reportxx
Review of the updated payment history as ofxx shows that the loan is in delinquency for xx days and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history is in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx	Collections Comments:The loan is in delinquency for xx days and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history is in the amount of xx The borrower has been maxxregular payments currently according to the loan modification agreement which was madexx

No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filingsxx

Foreclosure Comments:Foreclosure process was initiated on loan and file was referred to attorneyxx Judgment was enteredxx and hearing was setxx Servicing comment states that FC sale was scheduled for sale datexx which was unsuccessfulxx No further detail about FC has been foundxx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filingsxx
Bankruptcy Comments:Not Applicable	The loan was modifiedxx with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixxed interest rate of xx beginning fromxx to the new maturity date ofxx	Affiliated Business Disclosure Credit Application	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:  xx, a xx  It's Successors and/or Assigns   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender is  xx tape shows xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Origixxl maturity term is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Maturity date isxx tape showsxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Stated remaining term is xx tape shows xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider disclosure is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "As per final HUD-xx the settlement date isxx but the origination date as per note isxx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13181882	xx	637	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.550%	$642.78	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originatedxx with xxNo active judgment or liens have been found pendingxxThe chain of assignment is complete as the subject mortgage is currently with xxAccording to updated title report, county taxxes for the year of xx, xx & xx was paid in the total amount of xx Also, xx installment county taxxes for the year of xxhave been paid in the amount of xx and xx installment is duexx in the amount of xx No delinquent taxxes have been found for the prior yearsxx	As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx As per payment history, the current UPB is being reflected the amount of xx	Collections Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and complaint was filedxx However latest servicing comment datedxx show, foreclosure process currently was put on hold due to loss mitigationxx No more evidences are available regarding further foreclosure proceedingsxx
As per the review of payment history, the borrower is delinquent more than xx daysxx The last payment was receivedxx in the amount xx which was applied toxx The nexxt due date isxx The payment was received as per modification agreementxx  As per payment history, the current UPB is being reflected the amount of xx
Review of PACER,bankruptcy is not initiated on the loanxx
According to servicing comment, reason for default is illness of borrowerxx No information has been found regarding any damage or repairxx
Foreclosure Comments:The loan is currently in active foreclosurexx The foreclosure proceedings were initiated on the loan by referring it to Attorneyxx and complaint was filedxx However latest servicing comment datedxx show, foreclosure process currently was put on hold due to loss mitigationxx No more evidences are available regarding further foreclosure proceedingsxx
Bankruptcy Comments:Not Applicable	This loan modification was donexxbetween the xx (Borrower) & xx (Lender)xx The amortization type is step and new unpaid Principal balance is xx and lender forgive principal in the amount of xx As per modification agreement interest bearing amount is xx and modification original rate is xx and Monthly P&I is xx The modification payment start date isxx and new maturity date isxx	Affiliated Business Disclosure Credit Application Missing Dicsloures Missing Required State Disclosures Right of Rescission	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Sucessors and/ or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender is xxa xx tape shows xx xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Origixxl maturity term months is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Stated maturity date isxx tape showsxx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUD-xx is available in the loan filexx However, it is not signed by borrowerxx"	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Subject property is located at xx
Following state disclosures are missing from the loan filexx:-
xx) Private Mortgage Insurance Disclosurexx
xx) Insurer RecommendationDisclosurexx
xx) Notice of Right to Copy of Appraisalxx
xx) IL Collateral Protection Insurance Noticexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value unable to be confirmed from the available loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan filexx"
* Right of Rescission missing or unexxecuted (Lvl xx)     "ROR is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "According to note, loan was originatedxx However, final HUD-xx show, settlement date asxx which is different from the note datexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18762924	xx	528	Not Applicable	39.958%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.600%	$697.85	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxx and it was recordedxx in the amount of xx with xx, with the Book/Page#xx

The subject mortgage has not been assigned since origination and the subject mortgage is still with lender, xx

Active junior or senior judgments/liens/mortgages:

xxThere is an active junior mortgage is available in the updated title report in the amount of xx in favor of xx and it was recordedxx

The annual combined taxxes ofxx for xxwere paid in fullxx
No prior year delinquent taxxes found in the updated title reportxx
Review of the updated payment history as ofxx shows that the loan is in delinquency for xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the HAMP which was madexx	Collections Comments:The loan is in delinquency for xx months and the nexxt due date for the payment isxx The last regular payment (P&I) was madexx in the amount of xx for the due date ofxx The UPB has been mentioned in the updated payment history in the amount of xx The borrower has been maxxregular payments currently according to the HAMP which was effective fromxx
The servicing comment datedxx states that the subject property had several damages due to Hurricanexx The damages are such as the partial flooding in back yard, back door on the back porch was ripped-off, two shutters were ripped-off, front window was broken and the potential roof was damagedxx No evidences are available in the latest xx months servicing comments regarding the cost of repairs and current status of repairs but the roof was inspected and borrower replaced some shingles, replaced the window leading to a closet and bedroom, the porch was repaired, the shutters in the front were also repaired and the fence in the back had to be taken downxx There are no any contracts bid yet and an estimated repair completion percentage is xx and an estimated repair completion date would bexx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filingsxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modifiedxx betweenxx (Borrower) and xx, xx (Lender)xx The new modified principal balance as per modification is in the amount of xx with an initial interest rate of xx and the borrower promises to pay initial step P&I in the amount of xx beginning fromxx There are xx steps of modificationxx Borrower promises to pay and the xxst step is xx monthly with a modified interest rate xx beginning fromxx, xxnd step is xx monthly with a modified interest rate xx beginning fromxx, xxrd step is xx monthly with a modified interest rate xx beginning fromxx, with a maturity datexx The interest-bearing amount is xx The principal balance in the amount of xx was forgivenxx This loan was modified twicexx The prior modification was madexx [Locator: xx]	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: The lNote type is Ballon Notexx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Stepxx  The Origixxl Note Amortization type was ARMxx    Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Origixxl Note reflects the Loan Maturity Term in Months as xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&C Filing Date per latest lis pendens is xx/xx/xxxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Loan program disclosure missing or unexxecuted (Lvl xx) "The Loan Program Disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service Provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xx The following state disclosures are missing from the loan file:

xxAmortization Schedule Disclosure
xxCredit Property Insurance Disclosure
xxFee Agreement
xxPriority of Security Instrument Disclosure
xxAttorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Notice of Servicing Transfer disclosure is missing from the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business disclosure is missing from the loan filexx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41274275	xx	669	Not Applicable	34.640%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originatedxxwhich was recordedxx with xxThe chain of assignment has been completedxx There are two criminal judgments found in the case#xxDxx& xxDxxwhich was recordedxx in the amount of xx these judgments are criminal judgmentsxx
The County taxxes for the year xxare paid in the amount ofxxThere are no pripr delinquent taxxes found openxx	Review of payment history shows that the borrower is delinquent for last xx monthsxx The last payment was receivedxx in the amount of xx and that was applied forxx The nexxt payment is due forxx As per payment history, the current P&I is xx current PITI is xx As per the payment history, the current unpaid principal balance is in the amount of xx	Collections Comments:As per latest collection comment the borrower is delinquent for last xx months fromxx to till datexx Comment datedxx the borrowers mother is in hospital and curtailment of incomexx Comment datedxx the property is in foreclosure and referred to attorneyxx Comment datedxx The subject property is owner occupied with no visible damages or repairsxx
The foreclosure was initiated and file was referred to attorneyxx The S&C is filedxx No further information is available in the comments about foreclosurexx Further action is been waitedxx
No bankruptcy activity foundxx
The County taxxes for the yearxx are paid in the amount of xx There are no pripr delinquent taxxes found openxx
Foreclosure Comments:The foreclosure was initiated and file was referred to attorneyxx The S&C is filedxx No further information is available in the comments about foreclosurexx Further action is been waitedxx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure ARM Rider Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: ARM Indexx Margin Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per Note Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxA xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Maxx Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Origixxl Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per Note Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Account disclosure is missing from loan filexx"
* Missing Appraisal (Lvl xx)     "Appraisal document is missing from loan filexx"
* Mortgage - Missing required ARM Rider (Lvl xx)     "ARM rider document is missing from loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "Servicing Transfer Document is missing from loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Required Affiliated business disclosure is missing from loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40350753	xx	508	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originatedxx with lender xx which was recordedxx
The chain of the assignment has not been completed as no assignment was done from xx , IncxxHowever, the assignment should be with xx
No active judgment or liens have been foundxx
The annual combined taxxes of xxhave been paid in the amount xx No delinquent taxxes have been found for the prior yearxx

The review of payment history shows that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for the due date ofxx The UPB reflected is in the amount of xx till the due date ofxx The borrower has been maxxthe payments as per the Note termsxx
Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and nexxt due date for the payment isxx The borrower had filed the bankruptcy under chapter xx with casexx and the plan has been confirmedxx As per the confirmed plan, the borrower shall pay to trustee xx on its arrearsxx The POC was filedxx the secured claim amount of xx and the amount of arrearage is xx The date of the last filing bankruptcy isxx The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx The sale was scheduledxx The borrower had filed the bankruptcy under chapter xx with casexx However, the foreclosure was placed on holdxx The review of payment history shows that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for the due date ofxx The UPB reflected is in the amount of xx till the due date ofxx The borrower has been maxxthe payments as per the Note termsxx As per the probate information in the updated title report the primary borrower xx was deceasedxx However, the death certificate is not available in the loan filexx As per the collection comments datedxx, there was damage to the property with the date of lossxx due to Windxx The borrower has received a check in the amount of xx It seems that the claims have been closedxx However, the comment datedxx states that the inspection has been performed and the property is in good conditionxx As per comment datedxx, the multiple claims have been entered by the borrowerxx No further details have been foundxx The BPO report is not available to confirm the current damages to propertyxx The loan has not been modified since originationxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx The complaint was filedxx The sale was scheduledxx The borrower had filed the bankruptcy under chapter xx with casexx However, the foreclosure was placed on holdxx
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with casexx and the plan has been confirmedxx As per the confirmed plan, the borrower shall pay to trustee xx on its arrearsxx The POC was filedxx the secured claim amount of xx and the amount of arrearage is xx The date of the last filing bankruptcy isxx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The BK case # is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The current bankruptcy POC date isxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: cc   Tape Value:xx   Variance:    Variance %:    Comment: The lender is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The origixxtion balance is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx    Variance:    Variance %:    Comment: The property address is xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The complaint has been filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The stated maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: The stated remaining terms are xx monthsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan filexx"
* Credit score not provided (Lvl xx)     "Credit score not provided"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial escrow acct disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xx The "Choice of insurer" disclosure is missing from the loan filexx"
* Notice of Servicing Transfer missing or unexxecuted (Lvl xx)     "The servicing transfer disclosure is missing from the loan filexx"
																									* ROR not hand dated by borrower(s) (Lvl xx) "The ROR is not hand dated by the borrowerxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83402554	xx	574	Not Applicable	21.006%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,998.80	2.000%	$860.85	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxx in the xx, xxfor the amount of xxwhich was recordedxx The chain of the assignment has been completedxxCurrently, the mortgage is with xxNo active judgments or liens were found against the subject property/the borrowerxxThird installment of xxcity taxxes has been paid in the amount of xx No prior year delinquent taxxes have been foundxx	According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance reflected is in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of . and P&I of xx	Collections Comments:The loan is currently in the foreclosure and the nexxt due date isxx The last payment was receivedxx in the amount of xx which was applied for the due date ofxx The unpaid principal balance reflected is in the amount of xx The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of xx and P&I of xx The reason for default is curtailment of incomexx According to the modification agreement datedxx, the new modified principal balance is xxThe lender has forgiven the principal balance in the amount of xx which exxceeds xx of the modified principal balancexx
According to document located at xx, the foreclosure was initiated in xx and the file was referred to an attorneyxx The complaint was filedxx The first publication was completedxx No further details are available in the loan filexx
According to document located at xx, the foreclosure was restarted and the file was referred to an attorneyxx However, foreclosure was put on hold due to reinstatementxx The comment datedxx states that the loan has been reinstated for the amount of xx According to comment datedxx, the file was placed on hold for unexxpired demandxx The comment datedxx states that hold has been released and pre foreclosure has been initiatedxx
According to comment datedxx, the subject property is owner occupiedxx No comment pertaining damage to the subject property has been observedxx No latest BPO report has been found in the loan filexx

Foreclosure Comments:According to document located at xx, the foreclosure was initiated in xx and the file was referred to an attorneyxx The complaint was filedxx The first publication was completedxx No further details are available in the loan filexx
According to document located at xx, the foreclosure was restarted and the file was referred to an attorneyxx However, foreclosure was put on hold due to reinstatementxx The comment datedxx states that the loan has been reinstated for the amount of xx According to comment datedxx, the file was placed on hold for unexxpired demandxx The comment datedxx states that hold has been released and pre foreclosure has been initiatedxx

Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower,xx and the lender xx According to modified terms, the new principal balance is xx out of which lender has deferred the principal balance of xx Hence, the interest bearing balance reflected is in the amount of xx Borrower promises to pay P&I of xx,xx with the initial step interest rate of xx beginning fromxx The stated maturity date isxx The loan was modified with xx stepsxx
The lender has forgiven the principal balance in the amount of xx which exxceeds xx of the modified principal balancexx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Updated as per notexx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per notexx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No details were found regarding complaint filedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The following disclosures are missing from the loan file:
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative indexx value is unable to confirm (Lvl xx)     "Operative indexx value is unable to be calculated as supportive document is missing from the loan filexx"
																									* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan filexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60953380	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originatedxx with the lender xx which was recordedxx
The chain of the assignment has been completedxx
There are liens and judgments these are as follows:
xx) There is a senior civil judgment open against the borrower in the favor ofxx
xx) There is a senior civil judgment open against the borrower in the favor of xx
xx) There is a senior civil judgment open against the borrower in the favor of xx
xx) There is a senior civil judgment open against the borrower in the favor ofxx recordedxx
xx) There is a senior IRS lien open against the borrower in the favor of xx
xx) There is a civil judgment open against the borrower in the favor ofxx
Taxx Status:
Annual County taxxes for xxwere duexx in the amount ofxx
Annual County taxxes for xxare delinquent in the amount ofxxwhich was duexx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was made by borrower as per the bankruptcy payment planxx The last payment (only interest) was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per Notexx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcyxx
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for xx monthsxx The last payment was made by borrower as per the bankruptcy payment planxx The last payment (only interest) was receivedxx in the amount of xx and it was applied for the due datexx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per Notexx
According to the PACER,  xx  andxx had filed for bankruptcy under chapter-xx with the casexx and the plan was confirmedxx Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filedxx Amended plan was filedxx, which states that arrearage was included in the plan for the amount xx and regular payment will pay in the amount of xx monthly beginning fromxx This plan was confirmedxx MFR was filedxx Order was granted on this MFRxx
There is no foreclosure proceedings foundxx
According to collection comment, no damages or repairs have been foundxx
Latest BPO report is not available in the loan filexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx and xx had filed for bankruptcy under chapter-xx with the casexx and the plan was confirmedxx Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filedxx Amended plan was filedxx, which states that arrearage was included in the plan for the amount xx and regular payment will pay in the amount of xx monthly beginning fromxx This plan was confirmedxx MFR was filedxx Order was granted on thisxx Order on Motion to Dismiss Case for Failure to Make Plan Paymentsxx, which shows motion to dismiss was deniedxx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #xx Middle xxme Loan Value: Not Applicable Tape Value: A |---| |----| Comment: As per note, there is no middle xxmexx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The bxxkruptcy case#xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filedxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment was receivedxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value:xx    Tape Value:xx   Variance:    Variance %:    Comment: As per note, the lender xxme is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The borrower is delinquent for xx monthsxx   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, the origixxl balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The complaint file was not filedxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The stated maturity date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase Risk Indicator is Moderate due to
This loan failed the brokerage/finder fee testxx
This loan failed the TILA finance charge testxx Loan data is xx comparison data is xx and variance is -xx
This loan failed the TILA foreclosure rescission finance charge testxx Loan data is xx comparison data is xx and variance is -xx"
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the brokerage/finder fee testxx Loan data is xx,xx comparison data is xx,xx and variance is +xx,xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test is failxx Loan data is xx and comparison data is xx Hence, the variance is -xx

TILA Foreclosure Rescission Finance Charge Test is fail Loan data is xx and comparison data is xx Hence, the variance is -xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Acct Disclosure is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
* Missing Required Disclosures (Lvl xx)     "List of Service Providers is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx  The following required state disclosures are missing from the loan filexx
xxPlacement of Insurance Disclosure
xxAvailability of Title Insurance
xxTN Consent to Disclosure of Insurance Information
xxChoice of Agent/insurer
xxInsurance Solicitation/Post Commitment"
																									* Notice of Servicing Transfer missing or unexxecuted (Lvl xx) "Servicing Transfer Disclosure is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49868754	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$482.19	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originatedxx which was recordedxx withxx Incxx No active judgments and liens have been found pendingxxAnnual county taxxes have been paid in the amount of xx No delinquent taxxes have been found for the prior yearsxx	Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied to due datexx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:According to the latest collection comments as ofxx the loan is in active collectionsxx Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx, and the nexxt due date isxx Current UPB reflects in the provided payment history is in the amount of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with on effective date ofxx and a new principal balance is unavailable to a step modification and the interest rate started from xx and borrower had given promise to pay P&I in the amount of xx beginningxx with a new maturity date ofxx The rate changes in xx steps ending at xx	Credit Application Credit Report Final Truth in Lending Disclxx Initial Escrow Acct Disclosure Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: First Payment Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: First payment date isxx, tape showsxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Lender xxme is xx however, tape shows xx  Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan origixxl maturity term months is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Most currently delinquent is xx, tape shows xx months   Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Origixxl balance is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Property address street is xx , tape shows xx    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&C filing date is not applicable, tape showsxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final xx (Application) is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Testxx"
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA APR Test is failed as  Loan Data is  xx Comparison Data is  xx ,Variance is  -xx"
* Final TIL Missing or Not Exxecuted (Lvl xx)     "Final TIL is missing from loan filesxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow account disclosure is missing from loan filexx"
* Loan program disclosure missing or unexxecuted (Lvl xx)     "Loan program disclosure is missing from loan filesxx"
* MI, FHA or MIC missing and required (Lvl xx)     "Mortgage Insurance is missing from loan filesxx"
* Missing Appraisal (Lvl xx)     "Appraisal report at the origination is missing from the loan filexx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
																									* Notice of Servicing Transfer missing or unexxecuted (Lvl xx) "Servicing transfer disclosure is missing from loan filesxx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81374783	xx	556	Not Applicable	28.085%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$606.12	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originatedxx with lender xxwhich was recordedxx
The chain of the assignment has been completed as no assignment has been done by xx
There is a Junior mortgage in the favor of Thexx in the amount ofxxwhich was recordedxx
No active judgment or liens have been foundxx
The first installment county taxxes of xxhave been paid in the amount xx
The second installment county taxxes of xxare due in the amount of xx
No delinquent taxxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for the due date ofxx The UPB reflected is in the amount of xx till the due date ofxx The borrower has been maxxthe payments as per the modification agreement madexx	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the nexxt due date for the payment isxx The borrower xx had filed the bankruptcy under chapter xx with the casexx and the plan was confirmedxx The POC was filedxx with the secured claim amount of xx and an arrearage amount is xx According to the order confirming chapter xx plan datedxx, the debtor shall pay xx per month for a period of xx monthsxx The date of the last filing the bankruptcy wasxx The foreclosure was initiated and the file was referred to an attorneyxx and the complaint was filedxx The notice of sale had been sent to the borrower xx The borrower xx s had filed the bankruptcy under chapter xx with the casexx However, the foreclosure was placed on holdxx The review of payment history shows that the borrower has been delinquent for xx months and the nexxt due date for the payment isxx The last payment was receivedxx in the amount of xx for the due date ofxx The UPB reflected is in the amount of xx till the due date ofxx The borrower has been maxxthe payments as per the modification agreement madexx The loan modification agreement was made between the borrower xx and the lender xx The loan has been modified thrice since originationxx The comment datedxx states that the reason for default is unemploymentxx No damage and repairs have been foundxx

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorneyxx and the complaint was filedxx The notice of sale had been sent to the borrowerxx The borrower xx  had filed the bankruptcy under chapter xx with the casexx However, the foreclosure was placed on holdxx
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the casexx and the plan was confirmedxx The POC was filedxx with the secured claim amount of xx and an arrearage amount is xx According to the order confirming chapter xx plan datedxx, the debtor shall pay xx per month for a period of xx monthsxx The date of the last filing the bankruptcy wasxx	The loan modification agreement was made between the borrower xx and the lender xx The modified UPB is xx with an interest rate of xx and a P&I of xx The first payment started fromxx till the maturity date ofxx There is no provision for the balloon payment and it does not have modification stepsxx The loan has been modified thrice since originationxx Previously, the loan was modifiedxx andxx According to the modification agreement datedxx, the amount of xx has been forgiven and the new principal balance is reflected as xx which is located at 'xx_Security Instrument Note and Security Instrument Modification_xx_xx'xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The borrower xx had filed the bankruptcy under chapter xx with the case#xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filedxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Payment history was not made avialabe for reviewxx   Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme isxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The loan origixxl maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Payment history was not made avaialable for reviewxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The complaint was filedxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The list of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xx However, the following state disclosures are missing from the loan filexx
xxImpound Account Disclosurexx
xxCosigner Noticexx
xxPrivate Mortgage Insurance Disclosurexx
xxEarthquake Disclosure for condominiumsxx
xxHazard Insurance Disclosurexx
xxInsurer RecommendationDisclosurexx
xxCA Fair Lending Noticexx
xxAnti-Tying Disclosurexx
xxPrivacy Noticexx
xxNotice of Right to Copy of Appraisalxx
xxApplication for Credit-Married Personsxx
xxFair Debt Collection Noticexx
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Applicationxx"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value is unable to be determined since the supporting documents are missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The ROR transaction date isxx which is different from the HUDxx settlement date ofxx and Note date ofxx"
																									* Settlement date is different from note date (Lvl xx) "The settlement date as per the final HUDxx isxx which is different from the Note date ofxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
549646	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$196.69	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originatedxx with the lender xx and borrower xx in amount of xx which was recordedxx Instrumexx/xx/xxxxx
The chain of assignment is complete; currently assignment is with ‘xx
No active judgments and liens have been foundxx
No prior delinquent taxxes have been foundxx
The combined annual exxempt taxxes have been paid off in amount of xx
The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthsxx The last payment was received in the amount of xx which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount of xx The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx	Collections Comments:As per collection comment, the subject property is occupied by owner and no visible damage/ repair have been foundxx The latest BPO inspection report is not available to verify the current condition of subject propertyxx

The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till datexx The delinquency has been done for more than xx monthsxx The last payment was received in the amount of xx which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount of xx The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx
The loan modification agreement was made between xx  (Lender) effective date isxx The first modified payment is still due for the date ofxx and the new maturity date will bexx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx
 The Loan was modified into xx stepsxx
 xx) Period: xx Rate: xx, P&I: xx Date:xx
 xx) Period: xx Rate: xx, P&I: xx Date:xx
xx) Period: xx Rate: xx, P&I: xx Date:xx
xx) Period: xx Rate: xx, P&I: xx Date:xx

No evidences have been found regarding foreclosure and bankruptcy filingxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx and lender xx (Lender) effective date isxx The first modified payment is still due for the date ofxx and the new maturity date will bexx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx
 The Loan was modified into xx stepsxx
 xx) Period: xx Rate: xx, P&I: xx Date:xx
 xx) Period: xx Rate: xx, P&I: xx Date:xx
xx) Period: xx Rate: xx, P&I: xx Date:xx
xx) Period: xx Rate: xx, P&I: xx Date:xx
Credit Application Credit Report	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value:xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: xxme taken from Notexx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The origixxl Note was a fixxed ratexx The last modification was a step rate modxx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan was modifiedxx Appears the data tape picked up the maturity after the modificationsxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan was modifiedxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Maclean Road   Tape Value: xx   Variance:    Variance %:    Comment: Property address street xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Not sure the value herexx Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit (Lvl xx) ""Original note is damaged / lost, and lost note affidavit found in the loan file at locator "xx_Lost Note Affidavit_xx_xxpdf"xx However a duplicate copy available in loan filesxx""	* Application Missing (Lvl xx) "Final application is missing from the loan filexx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "CE risk indicator is moderate due to,
xx This loan failed the TILA finance charge testxx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
xx This loan failed the TILA foreclosure rescission finance charge testxx
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "CE TILA test failed due to,
xx This loan failed the TILA finance charge testxx
xx This loan failed the TILA foreclosure rescission finance charge testxx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan filexx"
																									* Missing Required Disclosures (Lvl xx) "List of service provider is missing from the loan filexx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51251346	xx	664	585	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$708.72	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxx with xxfor the amount of xx which was recordedxx with the Instr | Book/Page# xxThe chain of the assignment was not found, however, the assignment is with the original lender xx There is an active senior mortgage prior to the subject Mortgage, in the favor of xx Lender recordedxxfor the amount of xx with Instr | Book/Page# xx The County Annual taxxes for the Year xx have due in the Amount of xxThe County first installment taxxes for the Year xxhave been paid in the amount of xx The County second installment taxxes for the Year xxhave due in the amount of xx No Prior Year Delinquent Taxxes Have Been Foundxx	As per the review of payment history, the borrower is delinquent for xx months and the nexxt due for regular payment isxx The last payment was receivedxx For the due date ofxx, in the amount of xx with an interest rate of . and PITI is in the amount of xx The UPB reflecting is in the amount of xx The borrower has been maxxthe payment as per Modification agreement which was exxecutedxx	Collections Comments:The current status of the loan is in the Foreclosurexx The borrower is delinquent for xx months and the nexxt due for regular payment isxx The last payment was receivedxx For the due date ofxx, in the amount of xx with an interest rate of xx and PITI is in the amount of xx The UPB reflecting is in the amount of xx This Fixxed modification agreement was made between xx with the borrower xx and xx As per the modified term, the new principal balance xx The borrower promises to pay the monthly P&I of xx with the interest rate xx; beginning fromxx, the new maturity date isxx The lender has agreed to forgive less principal balance in the amount of xx As per tape data the foreclosure was initiated and the complaint was filedxx However the collection, the comment does not reflect the foreclosure activityxx As per servicing comment datedxx, the reason for default is Illness of the borrower xx As per collection comment datedxx, the subject property is owner-occupiedxx According to the collection comment unable to determine the current property conditionxx Also, the BPO report is not available in the loan filexx Annual taxxes for the Year xx have due in the Amount of xxThe County first installment taxxes for the Yearxx have been paid in the amount of xx The County second installment taxxes for the Yearxx have due in the amount of xx No Prior Year Delinquent Taxxes Have Been Foundxx
Foreclosure Comments:As per tape data the foreclosure was initiated and the complaint was filedxx However the collection, the comment does not reflect the foreclosure activityxx
Bankruptcy Comments:Not Applicable	This Fixxed modification agreement was made betweenxx (lender) with the (borrower) xx and xx As per the modified term, the new principal balance xx The lender has agreed to forgive principal balance in the amount of xx,xx therefore the interest bearing amount is xx The amount forgiven is morethan xx of amount modifiedxx The borrower promises to pay the monthly P&I of xx with the interest rate xx; beginning fromxx, the new maturity date isxx	Affiliated Business Disclosure Credit Application Document Showing a Indexx Numerical Value Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx,a xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is xx,a xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "The Final HUD-xx is not signed by borrowerxx The State is xx	* Application Missing (Lvl xx) "Final application is missing from the loan filexx However, the values are updated as per initial application which is located at"xx_Loan Application_xx_xx"xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "The CE result is Moderate because
This loan failed the TILA finance charge test
This loan failed the TILA foreclosure rescission finance charge test
This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test
Loan Data  xx  Comparison Data xx  Variance is -xx
This loan failed the TILA foreclosure rescission finance charge test
Loan Data xx  Comaprison Data xx  Variance is -xx
This loan failed the TILA APR test
Loan Data xx  Comarison Data xx  Variance is-xx"
* Missing Required Disclosures (Lvl xx)     "List of Service providers document is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx , However, the following state disclosures are missing from the loan filexx
xxImpound Account Disclosure
xxCosigner Notice
xxPrivate Mortgage Insurance Disclosure
xxEarthquake Disclosure for Condominiums
xxHazard Insurance Disclosure
xxInsurer Recommendation Disclosure
xxCA Fair Lending Notice
xxAnti-Tying Disclosure
xxPrivacy Notice
xxNotice of Right to Copy of Appraisal
xxApplication for Credit-Married Persons
xxFair Debt Collection Notice
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative Indexx Numerical Value Unavailable based on lender docs (Lvl xx)     "Operative indexx is unavailable in the documents providedxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated Business form document is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "The Note date isxx and settlement date as per HUD-xx isxx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12328500	xx	561	Not Applicable	31.531%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$8,276.73	3.000%	$942.06	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx states that the subject mortgage was originatedxx with xx which was recordedxx
The chain of the assignment has been missingxx
There are a couple of outstanding liens/judgments against borrower/property are as followsxx
xxThere are two water liens on the subject property in the total amount of xx which were recorded on different dates and filed by xx
Annual county taxxes have been paid in the amount of xx
No delinquent taxxes have been located for the prior yearxx
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the modification termsxx
The borrower is currently xx months behind his scheduled paymentsxx
Collections Comments:xx had filed bankruptcy under Chapter-xx Casexx and the date of last filing was on xx
As per the chapter xx plan, debtor (borrower) will pay to the xxTrustee the sum of xx for xx monthsxx
Voluntary petition was filedxx does not shows any unsecured portionxx
Motion for relief from automatic stay was filedxx
Latest status of FC was on hold due to active bankruptcyxx
Borrower wants to keep the propertyxx Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan currentxx
Available servicing comment shows that the subject property is owner occupied and is in good conditionxx No damages have been observedxx
The reason for default is as follows:
The Borrower is unemployedxx
There is no source of incomexx
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx daysxx The last payment was received in the amount of xx which was applied for the due date ofxx The nexxt due date isxx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the modification termsxx
The borrower is currently xx months behind his scheduled paymentsxx
Update:
No additional information was found in recent collection comments reviewxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx  had filed bankruptcy under Chapter-xx Casexx  and the date of last filing was on xx
As per the chapter xx plan, debtor (borrower) will pay to the xxTrustee the sum of xx for xx monthsxx
Voluntary petition was filedxx does not shows any unsecured portionxx
Motion for relief from automatic stay was filedxx
Latest status of FC was on hold due to active bankruptcyxx
Loan modification agreement was made between the borrower and lenderxx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning fromxx The new principal balance is xx The maturity date isxx xx
Reason for Modification is Financial Hardshipxx

Affiliated Business Disclosure ARM Rider Missing Required State Disclosures	Field: Bankruptcy Filing Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender xxme   Loan Value: xx  its successor and/or assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: Lender is xx per note   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Origixxl term is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No current foreclosure   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No current foreclosure Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "Final HUDxx is not signed by the borrowerxx"	* Missing Required Disclosures (Lvl xx) "List of service provider disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan filexx
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Mortgage - Missing required ARM Rider (Lvl xx)     "ARM rider is missing from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "Settlement date as per HUDxx isxx and the note date isxx, which is different from each otherxx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81040870	xx	619	Not Applicable	46.290%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$730.93	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx shows the mortgage was originatedxx with xx (borrower) and (lender) xx, in the amount of xx The subject mortgage was recordedxx with the instrument # xx
The chain of the assignment has been completedxxThe current assignment is with xx
No active liens or judgments have been foundxx
The annual installments of county taxxes for the year xxand xxare paid in the amount of xx and xxrespectivelyxx And the xx xx and xx installments of county taxxes for the year xxare paid in the amount of xx and xx respectively without prior delinquencyxx
The xxth installments of county taxxes for the year xxare due in the amount of xx for the due datexx
The current ownership is vested in the name oxx

The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the nexxt due date is forxx The last payment was receivedxx, in the amount of xx which was applied forxx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx Currently, the borrower has been maxxthe payments as per modification, which was madexx

Collections Comments:The review of comment history shows that the loan is in collectionxx
The borrower is currently delinquent for more than xx monthsxx The reason for default is exxcessive obligationxx
The borrower had filed the bankruptcy under chapter xx with the Case xx datedxx
The debtor was dischargedxx The post-petition due date was not availablexx
The schedule d of voluntary petition shows the amount of claim without deducting value of collateral is xx
There is no any evidence of cram downxx
The last payment was receivedxx, in the amount of xx which was applied forxx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx Currently, the borrower has been maxxthe payments as per modification, which was madexx
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of xx with the modified P&I of xx
The first payment date was duexx and the new maturity date isxx
There is no deferred balance statedxx
The property has been occupied by the owner herselfxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the Case xx datedxx
The debtor was dischargedxx The post petition due date was not availablexx
The schedule d of voluntary petition shows the amount of claim without deducting value of collateral is xx
There is no any evidence of cram downxx

The modification agreement was done xx, between the (borrower)xx and the (lender) xx, xx
The reason for modification is financial hardshipxx
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of xx with the modified P&I of xx
The first payment date was duexx and the new maturity date isxx
There is no deferred balance statedxx

Affiliated Business Disclosure ARM Rider Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx, Its Successors and/or Assignees   Tape Value: xx, xx   Variance:    Variance %:    Comment: The lender xxme is xxA xx However the tape shows that it is xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Origixxl Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The loan origixxl maturity term months are xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The complaint filing date not applicablexx However the tape shows that it isxx Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD (Lvl xx) "The final HUD-xx not signed by the borrowerxx"	* Missing Required Disclosures (Lvl xx) "The List of Service Provider Disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx The Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan filexx"
* Mortgage - Missing required ARM Rider (Lvl xx)     "The ARM rider is missing in the loan filexx"
* Operative indexx value is unable to confirm (Lvl xx)     "Unable to determine operative indexx value from the available loan filesxx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "The loan origination date as per note isxx However the ROR document has the settlement date asxx"
																									* Settlement date is different from note date (Lvl xx) "The loan origination date as per note isxx However the final HUD-xx settlement statement shows the settlement date asxx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49003243	xx	662	666	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.840%	$700.81	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was exxecuted by the borrower xx in xx, xx which was recordedxx as Inst#xx
No chain of assignment from the originating lender has been foundxx
There is a junior mortgage in the favor of xx  for the amount of xx which was recordedxx as Inst#xx
There is a special taxx assessment lien (xx) against the subject property, which was recordedxx for the assessment in the amount ofxx the xx  (xx ) was entered between the xx  and borrower “xx  The property is located in xx x There is a risk of property getting foreclosed if the said assessment is not paid as per the payment schedule on xx attached to the lien documentxxIf the contractual assessment is paid regularly, such assessment will exxpirexx
There is a satisfaction or release document of the junior mortgage on Page#xxof this report;  however, the recording reference (Inst#xx) mentioned in the release document does not match with the subject mortgagexx

The xx installment of xxcounty taxxes have been due in the amount ofxxAll prior taxxes have been paidxx	As per the review of payment history, the borrower has been delinquent for the last sixx monthsxx The last payment was receivedxx in the amount of xx which was applied to the due date ofxx The current UPB is in the amount of xx The nexxt due date for the payment isxx	Collections Comments:The loan is in foreclosure as the notice of default and election to sell under subject Deed of trustxx as Instxx The last payment was receivedxx in the amount of xx which was applied to the due date ofxx The current UPB is in the amount of xxThe nexxt due date for the payment isxx
The reason for default is the illness of the principal borrower and the curtailment of income; however, the borrower intends to keep the propertyxx As per comment datedxx, the borrower was interested in the loss mitigation before the foreclosure was initiatedxx
As per comment datedxx, the property has been occupied by the ownerxx No comment stating any damage to the subject property has been foundxx

Foreclosure Comments:The file was referred to an attorneyxx The foreclosure was initiated by filing the notice of default and election to sell under subject Deed of trustxx as Instxx Further actions are unavailable in the servicing commentsxx
Bankruptcy Comments:Not Applicable	The UPB due at the time of modification is in the amount of xx
According to modified terms,  the borrower was eligible for the hardest hit funds with the contribution of xx from the State Financing agency which was applied to UPB due at the time of modificationxx Hence, the new modified UPB is in the amount of xx The step interest at the starting rate of xx would be charged on the modified UPB fromxx The new maturity date will bexx
Credit Application	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: As per the nte, the lender is "xx"xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixxed   Variance:    Variance %:    Comment: The loan was modified effectivexx with step amortizationxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Origixxl Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per appraisal, the appraised value was xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per servicing comments, the referral date isxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the notice of default, the filing date isxx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx/ loan application is missing from the loan filexx"
* ROR Transaction date not consistent with Note and/or HUD (Lvl xx)     "As per ROR, the date of transaction isxx which is different than the note datexx"
																									* Settlement date is different from note date (Lvl xx) "As per the settlement statement, the settlement date isxx which is different than the note datexx The secured property is located in xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22151760	xx	697	697	22.736%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,338.33	7.600%	$430.49	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originatedxx and recordedxx with the lender xxfor the amount of xx with Book/Page# xx
The chain of assignment has been completedxxCurrently, assignment is with the xx
There are no active judgments and liens found against borrower and subject propertyxx
Combined annual taxxes of xxhave been paid in the amount ofxx
Combined annual taxxes of xxhave been due in the amount ofxx which was duexx
No, any prior year delinquent taxxes have been foundxx
According to the payment history, the borrower is delinquent for xx months and nexxt due forxx The last payment was receivedxx for the amount of xx which was appliedxx The new UPB is xx Currently, the payment was done as per the modification agreement which was located at “xxSecurity Instrument Note and Security Instrument Modificationxx	Collections Comments:As per the servicing comment as ofxx, the loan is in the collection and nexxt due forxx The last payment was receivedxx for the amount of xx which was appliedxx The new UPB is xx Currently, the payment was done as per the modification agreement which was located atxx As per this modification, the new principal balance is xx from which xx is deferred amountxx This deferred amount is eligible for forgiveness if the borrower is not in default on his new payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries ofxx
The reason for default is a curtailment of incomexx
The foreclosure was initiated and was referred to an attorneyxx The sale date was scheduledxx As per the collection comment datedxx, the BID automation has been createdxx with the valuation amount of xx However, currently, the foreclosure was put on hold due to loan reinstatementxx No, any further details have been found regarding the foreclosure re-schedule or notxx The borrower intends to keep the propertyxx
The borrower did not file bankruptcyxx
As per the collection comment datedxx, the subject property is owner-occupiedxx No damage and repairs have been foundxx
Foreclosure Comments:The foreclosure was initiated and was referred to an attorneyxx The sale date was scheduledxx As per the seller tape data, the complaint was filedxx As per the collection comment datedxx, the BID automation has been createdxx with the valuation amount is xx However, currently, the foreclosure was put on hold due to loan reinstatementxx No, any further details have been found regarding the foreclosure has been re-scheduled or notxx The borrower intends to keep the propertyxx
Bankruptcy Comments:Not Applicable	The loan was modified once since originationxx The loan was modifiedxx between the borrowerxx and lender xx a division of xx, xx"xx As per this modification, the new principal balance is xx from which xx is deferred amountxx This deferred amount is eligible for forgiveness if the borrower is not in default on his new payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries ofxx
The borrower has promised to pay for the amount of xx with an interest rate of xx beginning fromxx till maturity datexx
Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender xxme   Loan Value: xxa xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The origixxl note shows the lender xxme isxx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The List of service providers disclosure is missing from the loan filexx"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xxThe below disclosures are missing from the loan filexx
xxImpound Account Disclosure
xxCosigner Notice
xxPrivate Mortgage Insurance Disclosure
xxEarthquake Disclosure for Condominiums
xxHazard Insurance Disclosure
xxInsurer Recommendation Disclosure
xxCA Fair Lending Notice
xxAnti-Tying Disclosure
xxPrivacy Notice
xxNotice of Right to Copy of Appraisal
xxApplication for Credit-Married Persons
xxFair Debt Collection Notice
xxCivil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative indexx value is unable to confirm (Lvl xx)     "The operative indexx value is unable to be confirmed from the loan filexx"
* Required Affiliated Business Disclosure missing/unexxecuted (Lvl xx)     "Affiliated business from is missing from the loan filexx"
																									* Settlement date is different from note date (Lvl xx) "The note date isxx and settlement date isxx which is different from the note datexx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71380824	xx	627	636	29.487%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$16,983.41	3.250%	$835.43	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject property was originated on xx. The chain of assignment has not been provided with the updated title. The subject mortgage is with the original lender. There is a junior mortgage (piggyback) against the subject property which was originated on xx. The county first installment taxes of xx-x have been paid in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower is delinquent for x months and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected in the amount of $xx,xx.xx and the deferred balance is xx.
The loan has been modified once since origination. The borrower has been maxxthe payment as per the loan modification which was made onxx.	Collections Comments:According to the servicing comments, the loan is in an active foreclosure and the next due date is xx The last payment was received on xx in the amount ofxx which was applied for the due date ofxx. The UPB reflected in the amount of $xx,xx.xx and the deferred balance is xx.
Unable to determine the reason for default.
The loan has been modified once since origination. The borrower has been maxxthe payment as per the loan modification which was made on xx between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx out of which the deferred balance is xx; hence, the interest-bearing amount is xx The borrower promises to pay the amount ofxx with the rate of interest x.xx% beginning from xx The new maturity date is xx
According to the loan files, the foreclosure was initiated in xx The file was referred to an attorney and the first legal action was filed on xx However, further details have not been found. The file was re-initiated in xx The file was referred to an attorney on xx No further details have been found.
No post-closing bankruptcy activity has been found.
As per the collection comment dated xx the subject property has had some repairs. However, the nature of damages and the amount of repair is not available. No further details have been found regarding the insurance claim. Unable to determine the current condition of the subject property.
Foreclosure Comments:According to the loan files, the foreclosure was initiated in xx The file was referred to an attorney and the first legal action was filed on xx However, further details have not been found. The file was re-initiated in xx The file was referred to an attorney on xx No further details have been found.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The borrower has been maxxthe payment as per the loan modification which was made on xx between the borrowerxx. According to the modified terms, the new principal balance is in the amount of $xx out of which the deferred balance is xx hence, the interest-bearing amount is xx The borrower promises to pay the amount of xx with the rate of interest x.xx% beginning from xx The new maturity date is xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx.,Its Successors and /or Assignees.   Tape Value: xx, NA   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The file was re-initiated in xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The required State disclosure is missing from the below list.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Unable to confirm operative index value as supporting documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date not consistent with note or Hud from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date is different from note date the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18351256	xx	620	552	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	10.125%	$740.02	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx. The chain of assignment has been completed. The last assignment was done from xx. There are no judgments and liens found against the borrower and subject property. The combined first installment taxes for the year xx have been paid in the amount of xx No delinquent taxes have been found.	According to the payment history as ofxx, the borrower is delinquent for xx months and the next due isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected is in the amount of xx. The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification agreement which was made onxx.	Collections Comments:According to the servicing comments, the loan is in active foreclosure.
According to the payment history as ofxx, the borrower is delinquent for xx months and the next due isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected is in the amount of xx. The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification agreement which was made on xx between the borrowexx. According to the modified terms, the new principal balance is xx The amount of xx shall be forgiven from the new principal balance. The borrower promises to pay the amount ofxx with the rate of interest xx.xx% beginning from xx The new maturity date is xx. The debtor intends to retain the subject property. However, the case was discharged and terminated onxx.
As per the seller's tape data, the S&C was filed onxx; however, no foreclosure activity has been found in the collection comments. As per the collection comment datedxx, the subject property was occupied by an original owner with no damages or repairs.

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:As per the seller's tape data, the S&C was filed onxx; however, no foreclosure activity has been found in the collection comments.
Bankruptcy Comments:xx had filed bankruptcy under chapter x with the xx. The debtor intends to retain the subject property. However, the case was discharged and terminated onxx.	The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification agreement which was made on xx between the borrower xx. According to the modified terms, the new principal balance is xx. The amount of xx shall be forgiven from the new principal balance. The borrower promises to pay the amount ofxx with the rate of interest xx.xx% beginning from xx The new maturity date is xx	Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx Tape Value:xx.   Variance:    Variance %:    Comment: The original note shows the lender name isxx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: The original note shows the loan original maturity term months are xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History       Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) Loan Value:xx Tape Value:xx Variance:xx Variance %: x.xx% Comment: The original note shows the original balance is $xx,xx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data is: xx Months, Comparison Data is: xMonths; hence, variance is:xxMonths."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file; however, the values are updated as per the loan statement located at "xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure from is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21084252	xx	Not Applicable	Not Applicable	40.281%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$39,842.28	4.125%	$905.78	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx. The subject mortgage was recorded on xx. The chain of the assignment has been completed. The current assignment is with xx,
There is a HOA lien found against the subject property in the amount ofxx two civil judgments against the borrower xx. The borrower was caught in criminal offense and the charges were applied for keeping the d.The annual installments of county taxes for the year xxare paid in the amount of xx	The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date is for xx/x/xx. The last payment was received onxx, in the amount ofxx, which was applied for xx/x/xx. The UPB stated in the payment history is $xx,xx.xx. The Current P&I isxx and PITI is xx, with the interest rate of x.xx%. Currently, the borrower has been maxxthe payments as per modification, which was made onxx.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
The borrower is currently delinquent for more than xx months. The reason for default is excessive obligation.
The borrower had filed the bankruptcy under chapter xx with the xx
The plan was confirmed onxx. The post petition due date was xx/x/xx. The POC was filed on xx the amount of claim is xx and amount of arrearage is xx, under chapter xx, the debtor shall pay to the trustee in the amount ofxx for xx months. The schedule d of voluntary petition shows the amount of claim without deducting value of collateral is xx and the amount of claim is xx out of which xx is unsecured.
There is no evidence of cram down.
The foreclosure process was initiated and it was referred to an attorney onxx. The complaint was filed on xx.  The sale was scheduled onxx. The foreclosure process was kept on hold because of bankruptcy.
The last payment was received on xx in the amount ofxx, which was applied for xx The UPB stated in the payment history is $xx,xx.xx. The Current P&I isxx and PITI is xx, with the interest rate of x.xx%. Currently, the borrower has been maxxthe payments as per modification, which was made on xx
As per the modified terms, the new unpaid principle balance is $xx,xx.xx  out of which, the borrower promises to pay the interest bearing amount of $xx,xx at the step interest rate of x.xx% with the modified P&I ofxx .
The first payment date was due onxx and the new maturity date isxx.
A deferred balance of xx has been stated.
The property has been occupied by the owner himself.

update:
As per the collection comment datedxx, the servicer needs a signed letter from the contractor regarding the completion of the repair. As per the collection comment datedxx, the subject property has water  on the water . Unable to confirm the cost to cure and repair status.
As per the collection comment datedxx, the foreclosure was canceled onxx due to reinstated.
As per the collection comment datedxx, the borrower was approved frot he x-month RPP which started on oct-xx with the monthly payment of xx. Further details not provided.
As per the collection comment datedxx, the reason for default was the curtailment of income.
As per the collection comment datedxx, the borrower stated that he had fraud on the account. The borrower was paid the last payment from a different account number. Further details not provided.

Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney onxx. The complaint was filed onxx with the xx  The sale was scheduled onxx. The foreclosure process was kept on hold because of bankruptcy.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the xx
The plan was confirmed onxx. The post petition due date was xx/x/xx. The POC was filed onxx, the amount of claim is $xx,xx.xx and amount of arrearage is xx, under chapter xx, the debtor shall pay to the trustee in the amount ofxx for xx months. The schedule d of voluntary petition shows the amount of claim without deducting value of collateral is $xx,xx.x and the amount of claim is $xx,xx.xx out of which xx is unsecured.
There is no any evidence of cram down.
The modification agreement was done on xx between the (borrower) Jxx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx  out of which, the borrower promises to pay the interest bearing amount of xx at the step interest rate of x.xx% with the modified P&I ofxx .
The first payment date was due on xx and the new maturity date is xx
A deferred balance of xx has been stated.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: The POC date isxx. However the tape shows that it is xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The lender name is xx, xx. However the tape shows that it is xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: The loan origination term months are xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History       Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: The original appraised value is $xx,xx. However the tape shows that it is $xx,xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The original note doc date isxx. However the tape shows that it isxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx Tape Value: xx xVariance:    Variance %:    Comment: The property address xx. However the tape shows that it is xx xx   Tape Source: Initial   Tape Type:
Field: Referral Date   xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: The referral date isxx. However the tape shows that it isxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The complaint was filed onxx. However the tape shows that it isxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. However the tape shows that it is Single Family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
x. Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46334847	xx	609	641	27.148%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$746.72	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
There is HOA Lien on the subject property, which was recorded on xx
There are ten junior civil judgments against the borrower.
x judgment was recorded on xx
x judgment was recorded on xx
x judgment was recorded on xx
xth judgment was recorded on xx
xth judgment was recorded on xx
xth judgment was recorded on xx                                                                                                    xth judgment was recorded on xx
xth judgment was recorded on xx
xth judgment was recorded on xx
xxth judgment was recorded on xx

x installment of xx  is due on xx, in the amount of xx.
x installment of xx  has been paid on xx, in the amount of xx.
The xth installment of xx  has been paid on  xx/x/xx, in the amount of xx.
x installment of xx  has been paid on xx, in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as ofxx, the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.	Collections Comments:As per the review of the comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.
The reason for the default is Excessive Obligation. The subject property has been occupied by the owner.
This Step modification agreement was signed between the borrower xx
The Unpaid principal Balance is $xx,xx.xx with an interest rate of x.xx %. The borrower promises to pay the monthly  P&I ofxx beginning from xx The maturity is  xx

The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. The foreclosure was put on hold as the borrower had filed bankruptcy under Chapter-xx with thexx
The borrower had filed Bankruptcy under chapter-xx on  xxThe date of the last filing the bankruptcy is xx. The plan was confirmed onxx. POC was filed onxx the secured claim amount is $xx,xx.xx and the arrearage amount is xx. As per the chapter xx plan, the debtor shall pay to the Trustee the sum of the xx  paid into date over xx months, and then the sum of xx for a period of xx months.
No damages or repair have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed onxx. The foreclosure was put on hold as the borrower had filed bankruptcy under Chapter-xx with the xx
Bankruptcy Comments:The borrower had filed Bankruptcy under chapter-xx onxx. The date of the last filing the bankruptcy is xx. The plan was confirmed onxx. POC was filed onxx the secured claim amount is $xx,xx.xx and the arrearage amount is xx. As per the chapter xx plan, the debtor shall pay to the Trustee the sum of the xx paid into date over xx months, and then the sum of xx for a period of xx months.	This Step modification agreement was signed between the borrower xx,
The Unpaid principal Balance is xx with an interest rate of x.xx %. The borrower promises to pay the monthly  P&I ofxx beginning from xx The maturity is  xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: Current Bankruptcy Case Number is xx-xx. However, the tape data reflects xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Current Bankruptcy POC date isxx. However, the tape data reflectsxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name is xx, xx, axx. However, the tape data reflects xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan Original Maturity Term Months are xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: S&C Filing Date isxx. However, the tape data reflectsxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: subject Property Type is PUD. however, the tape data reflects Single Family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "According to the compliance Ease risk indicator is moderate."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test: Result: FAIL; Loan Data:  xxMonths; Comparison data: xMonths; Variance: xxMonths.

Prohibited Fees Test: Result: FAIL; Loan data:  xx; Comparison Data:xx; Variance: +xx.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the xx.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx. The following state disclosures are missing from the loan files.
..?NJ Application Disclosure.
..?Delivery Fee Authorization
..?NJ Attorney Disclosure
?.The unacceptability of Insurance Notice
..?Attorney Disclosure II
..?Tax Bill Information
..?Private Well Testing
..?Lock-In Agreement
..?Commitment Disclosures
..?Choice of Insurer Disclosure
..?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47998973	xx	530	Not Applicable	22.744%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$654.20	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx
The chain of assignment is complete. The latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
x) Civil Judgment against xx.
x) Hospital lien against xx
x) Civil Judgment againstxx
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.	Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/x/xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx/x/xx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.	Collections Comments:Loan is in delinquency. Provided payment history fromxx toxx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/x/xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx/x/xx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.
According to the servicing comment datedxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligation. The borrower is not maxxregular payments as per loan modification. The loan was modified four times since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of $xx,xx.xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
No information pertaining to bankruptcy has been found in the latest xx months servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, a xx , Its Successors and/or Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: Based on original note   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan has been modified   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Multiple loan modifications. Value is based on original note and latest mod   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: Based on oiriginal note Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41970690	xx	625	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$2,650.28	4.200%	$1,080.65	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed.
There is a senior mortgage open against the property in favor of xx.
There liens and judgments these are as follows:
x) There is a Real Estate Lien (Delinquent taxes for the Fiscal Year xx) open against the property in the favor of xx
x) There are four Notice of Claim of Liens for Solid Waste Service open against the property in the favor of xx
x) There is a child support Lien open against the borrower in the favor of xx
x) There are ten civil judgment open against borrower in the favor ofxx

Tax Status:
First, Second, Third county taxes for xxe been paid in the total amount of xx
Fourth county taxes for xx-xx are due on xx in the amount of xx
First, Second, Third & Fourth county taxes for xx have been paid in the total amount of xx	The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I is xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. Modification deferred balance is xx. The last payment was made by borrower as per the loan modification agreement which was made onxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I is xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. Modification deferred balance is xx The last payment was made by borrower as per the loan modification agreement which was made on xx
According to seller tape data, the foreclosure was initiated in the loan and complaint was filed onxx. No further details have been found.
There is no bankruptcy filing found by borrower.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not avaliable in the loan file.
Foreclosure Comments:According to seller tape data, the foreclosure was initiated in the loan and complaint was filed onxx. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and xx. From unpaid principal balance principal forgiven was xx and deferred balance was xx The interest bearing amount was xx with interest rate x.xx% and the modified P&I was xx. The first modified payment due date was xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: All items updated as per originial note.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan maturity terms are xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value:xx Tape Value:xx Variance: $-xx.xx Variance %: -x.xx% Comment: Appraised value as per appraisal is $xx,xx.xx. Tape Source: Initial Tape Type:	x: Curable	* HUD-x is not signed by borrower (Lvl x) "Settlement statement in the file is not signed by the borrower." * Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by borrower."	* Application Missing (Lvl x) "Final application is missing from the loan file. however, data is captured from initial application located xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per ROR document ROR transaction date isxx and final HUD-x shows settlement date isxx. both are different from Note datexx."
																									* Settlement date is different from note date (Lvl x) "Final HUD-x shows settlement date isxx and as per ROR document ROR transaction date isxx. both are different from Note datexx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52916862	xx	580	Not Applicable	17.487%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$319.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. x is missing from the updated title report; however, there is no such document to verify the current assignee. No active liens and judgment have been found on updated title report. x installment of county tax of xx-xx has been paid on xx in the amount of xx x installment of county tax of xx-xx is due on xx in the amount ofxx.	Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount ofxx onxx which was applied for the due date ofxx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:The subject loan is in active forelcosure. Review of the collection comments shows that the borrower has been the delinquent for more than xx days. The last payment was received in the amount ofxx on which was applied for the due date ofxx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on   The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxxwhich will get changed periodically that began on   The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is xx
Review of the collection comments shows that the foreclosure was initiated and referred to attorney on   No Further information is available in the collection comments. Currently file is in foreclosure.
PACER did not reflect any bankruptcy filed by the borrower.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Review of the collection comments shows that the foreclosure was initiated and referred to attorney onxx. No Further information is available in the collection comments. Currently file is in foreclosure.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxxwhich began on xx The new principal balance is $xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender is xx, xx, axx tape shows xx NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan maturity term months is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx/x/xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is available in the loan file which is not executed by the borrower."	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file.
x. Impound Account Disclosure
x. Private Mortgage Insurance Disclosure
x. Fair Debt Collection Notice
x. Private Mortgage Insurance Disclosure
x. Notice of Right to Copy of Appraisal
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
x. Application for Credit-Married Persons
x. Fair Debt Collection Notice"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The ROR shows transaction date wasxx. However the Origination date per note isxx."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x the settlement date isxx. However the origination date as per note isxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633	Not Applicable
37069091	xx	656	Not Applicable	7.462%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. There is a code enforcement lien against the xx. There are multiple water/sewer liens in the combined amount of $ xx against the subject property. Annual city taxes of xx are due in the amount of xx No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xxx and that was applied for the due date of xxx. The current UPB is xx.	Collections Comments:The loan is in foreclosure. The foreclosure is currently on hold. As per comment, the foreclosure was initiated on loan. As per comment dated the foreclosure was referred to an attorney on xx. Later, the foreclosure was placed on hold due loss mitigation. The debtor xx. The plan was confirmed onxx. Voluntary petition was filed on As per chapter xx plan dated the debtor shall payxx to the trustee per month for xx months. As per xrd modified chapter xx plan dated the debtor shall payxx for the remaining xx months of the plan. The MFR was filed on xxx. Stipulation to allow time to sell the mortgaged premises was filed onxx. According to stipulation document, the debtor intends to sell the property byxx. The POC was filed on xxx with POC amount of xx and amount of arrearage ofxx. The reason for default is not provided. As per comment dated the subject proeprty is vacant and secured. No visible damages or repairs have been found.

Update: As per servicing comment datedxx the borrower had filed the bankruptcy under chapter xx with xx. As per the servicing comment datedxx, proof of claim filed by creditor onxx and the bankruptcy is still active.
As per the servicing comment datedxx, the subject property is owner occupied.
Foreclosure Comments:The foreclosure is currently on hold. As per comment, the foreclosure was initiated on loan. As per comment datedxx, the foreclosure was referred to an attorney onxx. As per available document located at xx" dated   the complaint was filed on   and the sale was published onxx. Later, the foreclosure was placed on hold due loss mitigation.  The debtorxxhad filed the bankruptcy under chapter xx with . The plan was confirmed onxx. Voluntary petition was filed onxx. As per chapter xx plan datedxx, the debtor shall payxx to the trustee per month for xx months. As per xrd modified chapter xx plan dated  xx the debtor shall payxx for the remaining xx months of the plan. The MFR was filed on xx Stipulation to allow time to sell the mortgaged premises was filed onxx. According to stipulation document, the debtor intends to sell the property byxx. The POC was filed on xxx with POC amount of xx and amount of arrearage ofxx. The reason for default is not provided. As per comment datedxx, the subject property is vacant and secured. No visible damages or repairs have been found.
Bankruptcy Comments:The debtor had filed the bankruptcy under chapter xx with . The plan was confirmed onxx. Voluntary petition was filed onxx. As per chapter xx plan datedxx, the debtor shall payxx to the trustee per month for xx months. As per xrd modified chapter xx plan dated xxx, the debtor shall payxx for the remaining xx months of the plan. The MFR was filed on xxx. Stipulation to allow time to sell the mortgaged premises was filed onxx. According to stipulation document, the debtor intends to sell the property byxx. The POC was filed on xxx with POC amount of xx and amount of arrearage ofxx.	Not Applicable	Affiliated Business Disclosure	Field: ARM Index Margin Percent .xx% Tape Value: x.xx% |---| x.xx% |----| x.xx% Comment: Per note in file. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: per note   Tape Source: Initial   Tape Type:
Field: First Rate Change Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: per note   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx xx, Axx, its successors and/or assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name per note xxs then assigned to  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: x   Variance %: x.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: per note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History       Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: Neg am % xx% per note.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: per note   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: Maturity per note   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91671720	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows mortgage was originated on xx

Currently the assignment is with xx

No active judgments or liens found.

xx annual combined taxes are delinquent in the amount of xx good through date isxx/xx/xxxxxx annual combined taxes have been paid off in the amount of xx
According to the review of latest payment history datedxx, the borrower has been delinquent for x months. The last payment was received onxx in the amount xx, which was applied for the due datexx. The current unpaid principal balance is $xx,xx.xx. The current P&I is xx and current interest rate is x.xx%.The loan has never been modified since origination. The borrower is paying according to the bankruptcy payment plan.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment isxx. The debtor had filed bankruptcy onxx under chapter xx with case xx-xx. The plan was confirmed onxx. According to the chapter xx plan the debtor will pay to the trustee in the amount ofxx for xx months. The POC was filed by lender onxx with the claim amount of $xx,xx.xx and the amount of arrearage is xx. The motion for relief from stay was not filed. The post petition due date isxx.
No foreclosure was initiated in loan. According to the review of latest payment history datedxx, the borrower has been delinquent for x months. The last payment was received onxx in the amount xx, which was applied for the due datexx. The current unpaid principal balance is $xx,xx.xx and accrued interest in the amount of #x,xx.xx. The current P&I is xx and current interest rate is x.xx%.The loan has never been modified since origination. The borrower is maxxpayment as per Notice of Mortgage Payment Change as filed onxx.
.. The reason for default is excessive obligations. As per the latest BPO report datedxx, the subject property is owner-occupied and is in an average condition. No damage and repairs have been found. The subject property As-Is sales price is in the amount of $xx,xx.xx.
xx annual combined taxes are delinquent in the amount of xx good through date isxx/xx/xxxxxx annual combined taxes have been paid off in the amount of xx onxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed bankruptcy onxx under chapter xx with case xx-xx. The plan was confirmed onxx. According to the chapter xx plan the debtor will pay to the trustee in the amount ofxx for xx months. The POC was filed by lender onxx with the secured claim amount of $xx,xx.xx and the amount of arrearage is xx. The motion for relief from stay was not filed.	Not Applicable	Credit Application
Credit Report
Document Showing a Index Numerical Value
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	Field: ARM Index Margin Percent .xx% Tape Value: -x.xx% |---| x.xx% |----| x.xx% Comment: Arm index margin percent is x.xx% Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number    x-xx   Tape Value: xx   Variance:    Variance %:    Comment: One in the same, copied from search summary.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: POC in file reflectxx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Rate change date per note isxx, first updated payment isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx xx, Inc   Tape Value:xx.   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: First change rate is x%, adjustments after the first change is x%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Note reflects loan amount is $xx,xx.xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Maturity date reflect on note isxx, no documentation in file updates this.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: Modification in file does not extend the term of the loan, this may be in the bankruptcy. Don't have documentation in file. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file. (ARM Loan)."
* LTV or CLTV exceeds xx% (Lvl x)     "According to the appraised report the appraised value $xx,xx.xx is less than loan value $xx,xx.xx, hence LTV reflected as xx.xx%, therefore MI certificate is required, however, the same has been missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "According to the appraised report the appraised value $xx,xx.xx is less than loan value $xx,xx.xx, hence LTV reflected as xx.xx%, therefore MI certificate is required, however, the same has been missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx state and this state requires following disclosures and all are missing from the loan file.

Fair Housing Notice
Homeownership Protection Center Disclosures
Notice of Free Choice of Agent or Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Operative Index Numerical Value Unavailable based on lender docs (Lvl x) "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85262605	xx	650	620	17.825%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$708.96	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated on xx. The chain of assignment has not been provided with the updated title. The subject mortgage is with original lender. There is an active junior civil judgment against the borrower xx. The county annual taxes for the year xx-xx have been paid in the total amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/x/xx, the borrower is delinquent for x months and next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected in the amount of $xx,xx.xx.
The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification which was made onxx.	Collections Comments:According to the servicing comments, the loan is in active foreclosure.
According to the payment history as of xx/x/xx, the borrower is delinquent for x months and next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected in the amount of $xx,xx.xx. The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification which was made onxx between the borrower xx. According to the modified terms, the new principal balance is $xx,xx.xx. The borrower promises to pay the amount ofxx with the rate of interest x.xx% beginning fromxx. The new maturity date isxx.
No post-closing bankruptcy activity has been found.
As per the document attached with the updated title, the foreclosure was initiated in xx. The complaint was filed onxx with the xxThe foreclosure was eligible for mediation. The order to docket foreclosure was filed onxx. However, the case was dismissed onxx. The seller’s tape data shows the foreclosure was re-initiated in xx. The file was referred to an attorney onxx.
As per the collection comment dated xx/x/xx, the subject property was occupied by an original owner with no damages or repairs.

Update:
As per the collection comment on xx/x/xx, the foreclosure file was referred to an attorney on xx/x/xx. The foreclosure file was put on hold due to the HAF application onxx.

Foreclosure Comments:As per the document attached with the updated title, the foreclosure was initiated in xx. The complaint was filed onxx with the xx. The foreclosure was eligible for mediation. The order to docket foreclosure was filed onxx. However, the case was dismissed onxx. The seller’s tape data shows, the foreclosure was re-initiated in xx. The file was referred to an attorney onxx.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification which was made on xx. According to the modified terms, the new principal balance is xx The borrower promises to pay the amount of xx with the rate of interest x.xx% beginning from xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx,Its Successors and/or Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note lender name is xx , xx, axx, its successors and / or assignees however tape data name is xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per note document loan original maturity term months is xx however tapa data months are xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: As per tape data payment history current delinquent months is x however actual as per payment history is x months.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx/x/xx Variance: Variance %: Comment: The seller’s tape data shows the foreclosure was re-initiated in xx. The file was referred to an attorney onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data is: xx Months, Comparison Data is: x Months; hence, variance is: xx Months."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66351860	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report datedxx the subject mortgage was originated on xx. The mortgage is currently with the lender (current assignee).
There is a junior mortgage in the favor ofxx
No active judgments/liens have been found against the borrower or subject property.
The annual county taxes of xx, xx and xx have been paid total in the amount $x,xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x months and borrower is not maxxhis monthly payments. The last payment was received onxx in the amount ofxx with interest rate of x.xx% for the due date ofxx. The next due date isxx. The latest payment history reflects the UPB in the amount of $xx,xx.xx. The borrower has been maxxpayments as per the original note terms.	Collections Comments:According to the servicing comments and available document the foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. No further details have been found regarding the current status of foreclosure.
The loan is in delinquency for x months and borrower is not maxxhis monthly payments. The last payment was received onxx in the amount ofxx with interest rate of x.xx% for the due date ofxx. The next due date isxx. The latest payment history reflects the UPB in the amount of $xx,xx.xx. The borrower has been maxxpayments as per the original note terms.
The borrower had filed bankruptcy under chapter x with the xx.The bankruptcy was discharged onxxand the case was terminated onxx. POC was not filed.
The loan has not been modified since origination.
The reason for default is death of both the borrowers.
As per the servicing comments dated xx/x/xx, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:According to the servicing comments and available document the foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. No further details have been found regarding the current status of foreclosure.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter x with the xx.The bankruptcy was discharged onxxand the case was terminated onxx. POC was not filed.	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the note, the Lender name is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The foreclosure was initiated and the file was referred to an attorney onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xxstate.The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Copy of Appraisal or Statement of Appraised Value."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not signed by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49118351	xx	657	656	28.739%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.050%	$977.64	xx/xx/xxxx	Financial Hardship	According to review of updated title report datedxx shows that the subject mortgage was originated onxx. The chain of assignment is complete. The current assignee is xx
 There is a state tax lien in the amount of xx in favor ofxx.
xx-xx year annual County tax was paid onxx in the amount of xx.
xx-xx year annual County tax was paid onxx in the amount of xx.
xx-xx year annual County tax was paid onxx in the amount of xx.
xx-xx year annual County tax is Due onxx in the amount of xx.
Review of the payment history provided from xx/x/xx toxx reveals that borrower has been delinquent for xx days. The last payment was received in the amount ofxx onxx which was applied for the due date of xx/x/xx. The next due date is xx/x/xx. Current UPB a provided in the payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification.	Collections Comments:According to the collection comments, the loan is currently in collections, No active foreclosure or bankruptcy information has been found. The loan has been last modified onxx with a new principal balance of $xx,xx.xx with rate of interest of x.xx %. The modification has interest only payment for the period of xx months in the monthly payment ofxx, then fromxx till maturity date ofxx the borrower would pay monthly P&I amount ofxx. The interest bearing amount was $xx,xx.xx.
Review of the payment history provided from xx/x/xx toxx  reveals that borrower has been the delinquent for xx days. The last payment was received in the amount ofxx onxx which was applied for the due date of xx/x/xx. The next due date is xx/x/xx.  Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed Bankruptcy under chapter-xx onxx with the xx & the plan was confirmed onxx.The POC was filed onxx with the secured claim amount of $xx,xx.xx. no arrears are mentioned in the POC and the case had been dismissed onxx and terminated on xx/x/xx.	The loan modification agreement was made between xx with a new principal balance of xx with rate of x.xx %. The modification has interest only payment for the period of xx months in the monthly payment ofxx, then from xx till maturity date ofxx	Affiliated Business Disclosure	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx,xx, axx, its Suuessors and/or Assignees   Tape Value: xx,  Variance:    Variance %:    Comment: Lender name is xx,xx, however tape data shows it is xx,  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is ARM, However tape data shows it is Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan original maturity term months is xx,However tape data shows it is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value:xx Tape Value:xx Variance: $-xx.xx Variance %: -x.xx% Comment: Original Appraisal value is xx,xx.xx, However tape data shows it is xx,xx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate because it is understated by more than $xx.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Due to $xx,xx.xx, required   $xx,xx.xx, Variance -$xx,xx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL   due to $xx,xx.xx,required  $xx,xx.xx, Variance -$xx,xx.xx
TILA APR Test: FAIL  due to  x.xx%, required  x.xx%, Variance -x.xx%."
* Not all borrowers signed HUD (Lvl x)     "Hudx is not signed by all borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from Loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The state is xx, origination ROR is dated asxx and the note is dated asxx."
																									* Settlement date is different from note date (Lvl x) "Settlement date is different from note date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28565917	xx	594	Not Applicable	30.202%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$935.84	5.250%	$344.03	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of the assignment has been completed.
There is a junior mortgage against the subject property originated on xx. There is civil judgment against the borrower, xx in the favor of xx.
Annual county taxes of xx have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to the latest payment history as ofxx, the borrower is currently delinquent for x months and the next due date isxx. The last payment was received on xx/x/xx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of xx.x out of whichxx is deferred principal balance. The borrower has been mkaing payment as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx.
Collections Comments:The loan is currently in the collection and the next due date isxx. The last payment was received on xx/x/xx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of xx.x out of whichxx is deferred principal balance. The borrower has been maxxpayment as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx. The loan was modified once since the origination. According to the modification agreement datedxx, the new principal balance is xx. The lender has forgiven the principal balance of xx which exceeds x% of modified principal balance. Reason for default as per collection comment is curtailment of income and illness of the borrower.
The borrower, xx had filed the bankruptcy under chapter xx with the xx and the plan was confirmed onxx.According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is $xx,xx.xx. Hence, unsecured portion is reflected in the amount of xx. POC was filed by the creditor, xx, N.A onxx for the secured claim amount of xx. According to amended chapter xx plan datedxx, the debtor shall pay to the trustee in the amount ofxx for x months and in the amount ofxx for xx months. The estimated arrearage will be capitalized in mortgage modification for first mortgage. The same plan was confirmed onxx. Order on Motion to Modify Confirmed Plan was filed onxx. According to chapter xx standing trustee’s final report and account datedxx, the debtor had paid mortgage ongoing in the amount of xx.
However, the case was discharged onxx and was terminated onxx. According to comment datedxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx with the xxand the plan was confirmed onxx.According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is $xx,xx.xx. Hence, unsecured portion is reflected in the amount of xx. POC was filed by the creditor, xx, onxx for the secured claim amount of xx. According to amended chapter xx plan datedxx, the debtor shall pay to the trustee in the amount ofxx for x months and in the amount ofxx for xx months. The estimated arrearage will be capitalized in mortgage modification for first mortgage. The same plan was confirmed onxx. Order on Motion to Modify Confirmed Plan was filed onxx. According to chapter xx standing trustee’s final report and account datedxx, the debtor had paid mortgage ongoing in the amount of xx.
However, the case was discharged onxx and was terminated onxx.
This modification agreement was made between the borrower, xx. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance which is due on the maturity date. Hence, the interest bearing principal balance is reflected in the amount of $xx,xx.xx. The lender has forgiven the principal balance of xx
Borrower promises to pay P&I ofxx with the interest rate of x.xx% beginning from xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: Updated as per bankruptcy document. Tape Source: Initial Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx,   Variance:    Variance %:    Comment: As per note, lender name is xx, xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per the Note, original maturity term months are xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Updated as per the latest Modification   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: As per the latest Modification, the stated remaining term is xx. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The subject mortgage was originated onxx. However, according to final Hud-x, the settlement date isxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20393596	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$2,161.86	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated xx
The chain of assignment has not been found. Hence the mortgage is with the original lender xx
There are five state tax liens were found against the borrower xx.

There is one federal tax lien was found against the borrowers xx.
There is civil judgment was found against the borrower xx

The x Installment County taxes of xx-xx have been paid in the amount of xx.
The x Installment County taxes of xx-xx will be due in the amount of xx.
No prior year delinquent taxes have been found.

According to the review of payment history as ofxx, the borrower is delinquent for x months. The next payment due date is forxx.
The last payment was received onxx in the amount of xx, with the rate of interest x.xx% which was applied forxx.
The UPB is reflected in the amount of $xx,xx.xx.
The Current P&I xx and PITI is xx.
The borrower is maxxpayment as per modification, which was made onxx.
Collections Comments:As per the review of servicing comments the loan is currently in Collections. The loan is due forxx.
The last payment was received onxx in the amount of xx, with the rate of interest x.xx% which was applied forxx.
The UPB is reflected in the amount of $xx,xx.xx.
The Current P&I xx and PITI is xx.
The borrower is maxxpayment as per modification, which was made onxx.
As per the servicing commentsxx, the reason for default is the curtailment in income. But as per the review of collection comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.
As per the review of servicing comments the foreclosure was initiated. As per the tape data the complaint was filed on xx/x/xx.  No further details were found regarding the foreclosure.
The borrowers xxn had filed bankruptcy under Chapter-xx with the xx and the plan was confirmed onxx.
The case was discharged onxx.
The debtor shall pay the total amount ofxx to the Chapter xx Trustee.
The lender xx,., had filed POC on xx/x/xx with the total amount $ xx,xx.xx and amount of arrearage is $ xx,xx.xx.  Schedule D of voluntary petition datedxx shows amount of secured claim without deducting the value of collateral is $xx,xx.xx and value of collateral is $xx,xx.xx. However, the unsecured portion is $xx,xx.xx. Collection comments does not show any cram down.
The borrower had filed motion for relief onxx.
As per the servicing comments datedxx, the property is occupied by an owner. No damage is found to the property and property is in good condition.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:As per the review of servicing comments the foreclosure was initiated. As per the tape data the complaint was filed on xx/x/xx.  No further details were found regarding the foreclosure.
Bankruptcy Comments:The borrowers xx had filed bankruptcy under Chapter-xx with the  xx and the plan was confirmed onxx.
The case was discharged onxx.
The debtor shall pay the total amount ofxx to the Chapter xx Trustee.
The lender xx, ., had filed POC on xx/x/xx with the total amount $ xx,xx.xx and amount of arrearage is $ xx,xx.xx.  Schedule D of voluntary petition datedxx shows amount of secured claim without deducting the value of collateral is $xx,xx.xx and value of collateral is $xx,xx.xx. However, the unsecured portion is $xx,xx.xx. Collection comments does not show any cram down.
The borrower had filed motion for relief onxx.	The modification agreement was made between the borrowers xx
There is no principal forgiven amount and deferred balance in this modification.
First Payment had begun on xx and borrower has promised to pay xx monthly with a modified interest rate of x.xx % and thexx
Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date /x/xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value:xx    Tape Value:xx.   Variance:    Variance %:    Comment: As per the Note document, the lender name isxx    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: As per Note document Loan original maturity terms is xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per Note document Original Balance (or Line Amount) isxx   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: The foreclosure was not initiated. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer Recommendation Disclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84001470	xx	Unavailable	Not Applicable	26.001%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$355.07	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx shows that the subject mortgage was originated on xx
The chain of assignment has not been found. Hence the mortgage is with the original lender xx
There are no active judgments or liens were found against the borrower and against the subject property.                                               County annual taxes of the year xx have been paid in the amount of xx.
School annual taxes of the year xx have been paid in the amount of xx.
Utilities annual taxes of the year xx have been paid in the amount of xx.
No prior year delinquent taxes are found.

According to the review of payment history as ofxx, the borrower is delinquent for x months. The next payment due date is onxx. The last payment was received onxx in the amount ofxx, with the rate of interest x.xx% which was applied forxx. The UPB reflected in the amount of xx.
The current P&Ixx and PITI isxx. The loan has been modified twice since origination.
The borrower is maxxpayment as per modification, which was made onxx.

Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx. The last payment was received on xx in the amount of xx, with the rate of interest xx which was applied for xx. The UPB reflected in the amount of xx.
The current P&I xx and PITI is xx. The loan has been modified twice since origination.
The borrower is maxxpayment as per modification, which was made on xx.
As per the servicing comments xx, the reason for default is the Excessive Obligations.
As per the servicing comments on xx, the reason for default is due to the xx the borrower’sxx was flooded and needed to be repaired.
But as per the review of collection comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.
According the servicing comments the foreclosure was initiated and the file was referred to attorney on xx
As per the document located at xx the sale was scheduled on” in the loan file, the sale was scheduled on xx. The foreclosure was hold due to the borrower xx had filed the bankruptcy under Chapter-xx
As per the servicing comments on  xx, the property is occupied by an owner.
No damage is found to the property.

Foreclosure Comments:According the servicing comments the foreclosure was initiated and the file was referred to attorney on xx
As per the document located at  xx the sale was scheduled on” in the loan file, the sale was scheduled on  xx. The foreclosure was hold due to the borrower xx had filed the bankruptcy under Chapter-xx

Bankruptcy Comments:As per the PACER, the borrower xx had filed the bankruptcy under Chapter-xx
The lender had filed POC on xx with the total amount .xx and amount of arrearage is xx.
The prior bankruptcy had filed by the borrower xx
The case was terminated onxx.

The modification agreement was made between the borrowerxx
 As per the modified terms, the new principal balance is xx
There is no principal forgiven amount and deferred balance is given in this modification.
First Payment had begun on xx and borrower has promised to payxx monthly with a modified interest rate of x.xx% and the maturity date will be xx There is no provision for the balloon payment.
The prior modification agreement was located at xx Instrument Note and Security Instrument xx.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Current Bankruptcy Case Number xx Tape Value: xx |---| |----| Comment: As per the PACER, the borrower xx had filed the bankruptcy under Chapter-xx with xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Datexx  Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The lender had filed POC onxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the Note document, the lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Note document Loan original maturity terms is xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x x  Variance: -x x  Variance xx Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The foreclosure was initiated but the complaint was not filed yet.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   xx  Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification document the maturity date will be xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: -xx  Variance %: -xx   Comment: As per Note document, age of the loan remaining terms xx months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Appraisal report subject property type is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl ) "The Loan program disclosure is missing in the given loan file."
* Missing Required Disclosures (Lvl )     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl)     "The property is located in state of xx state. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Operative index value is unable to confirm (Lvl)     "Unable to determine an operative index value since the supporting documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl )     "The Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl ) "As per the final HUD, the settlement date is which is different from the Note date of"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63706734	xx	Unavailable	Not Applicable	33.776%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,454.62	2.000%	$190.78	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is from xx
There is a civil judgment against borrower, xx
There is a civil judgment against borrowerxx
Annual city taxes of xx have been paid in the amount ofxx onxx and annual school taxes of xx have been paid in the amount ofxx onxx. Annual county taxes of xx are due in the amount ofxx onxx. No prior year delinquent taxes have been found.
According to the latest payment history as ofxx, he borrower is currently delinquent for months and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of xx out of which is xx deferred principal balance. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of xx.
Collections Comments:The loan is currently in the bankruptcy and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of xx out of which is xx deferred principal balance. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of xx and P&I ofxx.
According to document located at “xx”, the foreclosure was initiated in xx and was referred to an attorney onxx. However, the foreclosure was put on hold due to loss mitigation onxx. The trial plan was offered to the borrower for the amount ofxx which was due fromxx tillxx. The comment datedxx states that the loan has been approved for a trial plan and the first payment has been made. The borrower has made all the payments. Hence, the loan was modified onxx. The loan has been modified once since origination. According to the modified terms, the new principal balance is in the amount of xx out of which xx is deferred principal balance. The borrower promises to payxx with the rate of interest starting at x.xx % beginning fromxx. The new maturity date isxx. The lender has forgiven the principal balance of xx. The loan was modified with four steps. The comment datedxx states that the foreclosure file has been closed. The reason for default is curtailment of income. According to the payment history, the borrower had not made any payments sincexx. No foreclosure details have been found in the collection comment as comments are available tillxx. We are unable to determine whether foreclosure has been initiated/on hold or not.  The borrower xx had filed bankruptcy under chapter xx. According to the voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. According to Statement of Intention for Individuals Filing under Chapter x, debtor will continue maxxpayments to creditor without reaffirming. POC has not been yet filed by the creditor. Motion for relief from stay was filed onxx. According to comment datedxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Update:
As per the collection comment datedxx, the borrower stated that they were having some troubles with the COVID-xx at that time and they are trying to make payments. Further details not provided.
Foreclosure Comments:According to document located at “xx_Invoices Attorney-Foreclosure_xx, the foreclosure was initiated in xx and the file was referred to an attorney onxx. However, the foreclosure was put on hold due to loss mitigation onxx. The trial plan was offered to the borrower for the amount ofxx which was due fromxx tillxx. The comment datedxx states that the loan has been approved for a trial plan and the first payment has been made. The borrower has made all the payments. Hence, the loan was modified onxx.The comment datedxx states that the foreclosure file has been closed. According to the payment history, the borrower had not made any payments sincexx. No foreclosure details have been found in the collection comment as comments are available tillxx. We are unable to determine whether foreclosure has been initiated/on hold or not.  The borrower xx had filed bankruptcy under chapter x with the xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter x with the xx. According to the voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. According to Statement of Intention for Individuals Filing under Chapter x, debtor will continue maxxpayments to creditor without reaffirming. POC has not been yet filed by the creditor. Motion for relief from stay was filed onxx.	This step modification agreement was made between the borrower, xx. The loan has been modified once since origination. According to the modified terms, the new principal balance is in the amount of xx out of which xx is deferred principal balance. The borrower promises to payxx with the rate of interest starting at x.xx % beginning from xx The lender has forgiven the principal balance of xx The loan was modified with four steps.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per pacer report, the bankruptcy xxTape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No details available on PACER.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: xxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx Corporation   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step.  The Original Note Amortization type was Fixed.    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: The loan maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: The borrowerxxhad filed bankruptcy under chapter x with the xxThe loan is currently in the bankruptcy.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: The borrower xx had filed bankruptcy under chapter x with the xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is a conventional loan. LTV at the origination was xx%. The tape data is reflected MI required. Final xx reflect monthly MI in the amount ofxx; however, MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36097042	xx	637	Not Applicable	19.635%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$34,593.71	2.000%	$584.36	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
No assignments have been found; however, the current assignment is with the lenderxx.
There is a civil judgment against the borrower xx
Annual County taxes of xx have been paid for the due datexx in the amount of xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as ofxx, the borrower is currently delinquent for x months and the next due date for payment isxx. The last payment was received onxx in the amount ofxx, which was applied toxx. The UPB reflected in the latest payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per the modification agreement which was made onxx.	Collections Comments: According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment isxx. The last payment was received onxx, in the amount ofxx, which was applied forxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx.
It has been unable to determine the reason for default from the servicing comment.
The loan has been modified once since origination. As per the modification agreement which was made onxx. The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending atxx
The borrower promises to pay the monthly  P&I ofxx beginning fromxx and the maturity isxx. The lender had deferred the amount of xx from the new modified principal balance. Hence, interest bearing amount is in the amount of $xx,xx.xx. The lender also agreed to forgive the principal amount of xx from the deferred principal balance.  If the borrower will not default for the next x years from the modification effective datexx. Then, x/x of the forgiven amount will be reduced each year from the principal forgiven amount and that x/x amount goes into the deferred balance.  This modification contains balloon provision. The borrower will pay the deferred principal balance at the time of maturity datexx.
No foreclosure activity has been initiated in the last xx months of serving comments.
The borrower xx had filed bankruptcy under chapter x with the case xx. The case was discharged onxx and fully terminated onxx.
As per the servicing comment datedxx, the subject property has been occupied by the unknown party and is in average condition. No damage pertaining to the subject property has been found. Also, the latest BPO report is unavailable in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower "xx" had filed bankruptcy under chapter x with the xx. The case was discharged onxx and fully terminated onxx.	This Step modification agreement was signed between xx The Unpaid principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xx%.
The borrower promises to pay the monthly  P&I ofxx beginning fromxx. The lender had deferred the amount of xx from the new modified principal balance. Hence, interest bearing amount is in the amount of xx The lender also agreed to forgive the principal amount of xx from the deferred principal balance.  If the borrower will not default for the next x years from the modification effective date xx Then, x/x of the forgiven amount will be reduced each year from the principal forgiven amount and that x/x amount goes into the deferred balance.  This modification contains balloon provision. The borrower will pay the deferred principal balance at the time of maturity date xx
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, a xx Bank   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the note, Lender Name is xx, NA. However, review of loan file shows xx, axx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification, Loan Amortization type is Fixed. However, review of loan file shows Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per the note, Loan Original Maturity Term Months is xx. However, review of loan file shows xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street    xx NW xxTh Ave Apt xx   Tape Value: xx xxTH AVE NW   Variance:    Variance %:    Comment: As per the note, the property address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification, Stated Maturity Date isxx. However, review of loan file showsxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: As per the modification, Stated Remaining term is xx. However, review of loan file shows xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following require state disclosures are missing from the loan file.
x.Anti-Coercion Notice.
x.Radon Gas Disclosure.
x.Insurance Sales Disclosure."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to be determined from the available loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51358352	xx	543	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/x/xx shows that the subject mortgage was originated on xx. There are x civil judgments against the subject property in the total amount of $ x,xx.xx. First installment county taxes of xx-xx have been paid. Second installment of xx-xx is due in the amount ofxx. No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received onxx in the amount of xx and that was applied for the due date ofxx. The next payment is due onxx. As per payment history, the current UPB is xx The current P&I is xx with interest rate xx	Collections Comments:The loan is currently active in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with xx. The Voluntary petition was filed onxx. As per chapter xx plan dated xx the debtor shall payxx per month for xx months to the trustee. Later, the plan was amended onxx according to which the debtor shall payxx per month for x month andxx per month for next xx months. The plan was confirmed onxx. The POC was filed onxx with POC amount of xx and amount of arrearage of xx. The MFR was filed onxx. No evidence of foreclosure activity has been found. The loan has never modified since origination. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received onxx in the amount of xx and that was applied for the due date ofxx. The next payment is due onxx. The reason for default has not been provided in comments. No information has been given in comments regarding borrower’s intention. As per comment datedxx, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor  xx had filed the bankruptcy under chapter xx with xx. The Voluntary petition was filed onxx. As per chapter xx plan dated xx/x/xx, the debtor shall payxx per month for xx months to the trustee. Later, the plan was amended onxx according to which the debtor shall payxx per month for x month andxx per month for next xx months. The plan was confirmed onxx. The POC was filed onxx with POC amount of $xx,xx.xx and amount of arrearage of xx. The MFR was filed onxx.
Not Applicable	x-x Family Rider Affiliated Business Disclosure Credit Application	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, Axx, its successors and/ or assignees   Tape Value: xx,  Variance:    Variance %:    Commentxxr original note   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Reviewer used adjustment rate from note   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: Neg Am N/A   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No evidence of current fc   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No evidence of current fc   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Reviewer used rate from provided original note Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Unexecuted copy of Final HUD-x is available in the loan file. The same HUD-x is considered to test the CE report."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing required x-x family rider (Lvl x)     "As per Appraisal, subject property is x family unit however, x-x family rider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79192747	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originated onxx
The chain of assignment has been completed as the loan was originated with xx
No active judgments or liens have been found.
The annual county taxes xx till xx have been paid in the cumulative amount of xx.
No prior years delinquent taxes have been found.

According to the payment history, the borrower is delinquent for x months and the next due date for the payment isxx. The last payment was received onxx in the amount of xx, which was applied for xx. The current UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the bankruptcy payment plan.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for the payment isxx. The last payment was received onxx in the amount of xx, which was applied for xx. The current UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the bankruptcy payment plan.
Reason for default is unable to be determined.
The loan has not been modified since origination.
The collection comment datedxx shows that foreclosure was initiated in xx and the file was referred to an attorney onxx. However, it was put on hold as the loan was reinstated.
The borrower xx had filed the bankruptcy under Chapter-xx with the xx. The POC was filed onxx with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed onxx. According to the Second Amended Chapter xx plan, the debtor shall pay to the trustee the sum of $xx bi-weekly, which approximately a payment of $x,xx per months, for x months and then the sum of $xx bi-weekly, which approximately a payment of $x,xx per month for xx months for the total amount of xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount $xx,xx.xx. The value of collateral that supports the claim amount is $xx,xx.xx. No comments indicating a cram down. The date of the last filing of bankruptcy wasxx.
The servicing comment datedxx shows that the subject property is owner-occupied.
No BPO and inspection reports are provided.

Foreclosure Comments:The collection comment datedxx shows that foreclosure was initiated in xx and the file was referred to an attorney onxx. However, it was put on hold as the loan was reinstated.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter-xx with the  xx onxx. The POC was filed onxx with the secured claim amount of $xx,xx.xx and the amount of arrearage was xx. The plan was confirmed onxx. According to the Second Amended Chapter xx plan, the debtor shall pay to the trustee the sum of $xx bi-weekly, which approximately a payment of $x,xx per months, for x months and then the sum of $xx bi-weekly, which approximately a payment of $x,xx per month for xx months for the total amount of xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount $xx,xx.xx. The value of collateral that supports the claim amount is $xx,xx.xx. No comments indicating a cram down.
The date of the last filing of bankruptcy wasxx.	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: L |---| |----| Comment: Borrower #x middle name is N/A; However, tape shows L. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number    x-xx   Tape Value: xx   Variance:    Variance %:    Comment: Current bankruptcy case number is xx-xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Current bankruptcy POC date isxx; However, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx Financial System xx, Inc.   Tape Value:xx.   Variance:    Variance %:    Comment: Lender name is xx.; Howevexx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No complaint filed yet.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Stated maturity date isxx; However, tape showsxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: $xx,xx.xx, Comparison Data: $xx,xx.xx and Variance: -xx.
This loan failed the TILA finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: $xx,xx.xx, Comparison Data: $xx,xx.xx and Variance: -xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA APR Test: FAIL, Loan Data: xx.xx%, Comparison Data: xx.xx% and Variance: -x.xx%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xx%. The disclosed APR of xx.xx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following State disclosures are missing from the loan file:
x. Anti-Coercion Notice.
x. Radon Gas Disclosure.
x. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56463046	xx	757	Not Applicable	27.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx states that the subject mortgage was originated on xx
The chain of the assignment has been completed currently. The mortgage is with xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is active civil judgment lien on the subject property in the amount of xx which was recorded onxx
x. There is ECB lien in the amount ofxx which was filed by xx
x. There are two senior mortgages in the total amount of xx which was filed by several plaintiffs.
No delinquent taxes have been located for the prior year.

The payment history datedxx shows that the borrower has been the delinquent for x months and next payment due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date onxx. The current UPB is in the amount of xx. As per loan files (xx_Interest Rate and Discount Disclosure_xx_xxx), there is reduction in interest rate which is effective from October xx. The UPB as of date is xx.	Collections Comments xx had filed bankruptcy under Chapter xx onxx and the plan was confirmed onxx.
POC was filed onxx with the secured claim amount of xx and the arrearage ofxx.
As per the chapter xx plan, debtor (borrower) will pay to the xx the sum ofxx for xx months, and sum ofxx for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
The payment history datedxx shows that the borrower has been the delinquent for x months and next payment due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date onxx. The current UPB is in the amount of xx. As per loan files (xx_Interest Rate and Discount Disclosure_xx_xxx), there is reduction in interest rate which is effective from October xx. The UPB as of date is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Donnie Fletcher  had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the plan was confirmed onxx.
POC was filed onxx with the secured claim amount of xx and the arrearage ofxx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum ofxx for xx months, and sum ofxx for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: Current bankruptcy case number is xx-xx; However, tape shows xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Current bankruptcy POC date isxx; Howver, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xxn   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx; However, tape shows xx,    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount    x.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: MI coverage amount is xx.xx%; However, tape shows x,xx.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&c filing date is N/A; However, tape showsxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50568373	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of Updated title report datedxx the subject mortgage was originated xx
The chain of assignment has not been provided in the Updated title report.
There is an active mortgage prior to subject mortgage originated xx. However, as per Subordination agreement attached with the Updated title report the subject has a more priority than the mortgage originated onxx
All prior years of taxes have been paid.
The review of payment history as ofxx the borrower is currently delinquent for x months and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Note terms. The deferral agreement is available in the file (xx_Security Instrument Note and Security Instrument Modification_xx_xxx) which reflects the deferred balance in the amount of xx.	Collections Comments:The loan is currently in the foreclosure and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Note terms. The deferral agreement is available in the file (xx_Security Instrument Note and Security Instrument Modification_xx_xxx) which reflects the deferred balance in the amount of xx.
The loan has not been modified since origination.
According to comment datedxx, the reason for default.
The foreclosure was initiated and referred to an attorney. As per tape data, the complaint was filed onxx. Further details are not available.
The borrower had not filed bankruptcy since origination.
According to comment datedxx, the foreclosure referral placed on hold for   disaster protection efforts. Also, the comment datedxx, show the hardship due to the  xx. According to comment datedxx, the reason for default is home repairs. However, the comments do not indicate the damage and repair to the subject property.
According to comment datedxx, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney. As per tape data, the complaint was filed onxx. Further details are not available.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Margin Percent xx.xx% Tape Value: -x.xx% |---| x.xx% |----| x.xx% Comment: As per Note, ARM index margin percent is x.xx%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per deferral agreement.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Note, the first rate change date isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx Financial System xx, Inc.   Tape Value:xx.   Variance:    Variance %:    Comment: As per Note, the lender name isxx xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Note, the nest rate change date isxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: As per Appraisal value is $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Note, maturity date isxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term    xx   Tape Value: xx   Variance: -xx   Variance %: -x.xx%   Comment: As per Note, remaining terms are xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Title policy, property type is PUD> Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file, therefore, values are Updated as per Loan Statement located at xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Unable to determine operative index value since supportive documents are missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92235006	xx	648	648	36.350%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Updated title report datedxx the subject mortgage was originated on xx
The chain of assignments have not been provided in the Updated title report.
There is one judgment against the borrower in the favor of xx
The is one judgment against thexx
There are three water sewer liens against the property in the favor ofxx
The subject property is located in xx. There is a possibility of the property being foreclosed due to above unpaid liens. This can be cured by paying off the lien with late charges and accrued interest.
Annual city taxes of xx have been paid.
Annual city taxes of xx have been due in the amount ofxx which will be due forxx.
No prior years of delinquent taxes have been found.

The review of payment history as ofxx shows that the borrower is currently delinquent for x months and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Notice of Mortgage Payment change datedxx.	Collections Comments:The loan is currently in the foreclosure and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Notice of Mortgage Payment change datedxx.
The loan has not been modified since origination.
The borrower xx had filed bankruptcy under Chapter x with the xx. The plan was confirmed onxx. The POC was filed by xx,   onxx with the secured claim amount of $xx,xx.xx and the arrearage isxx. The plan was converted from Chapter x to Chapter xx onxx.  According to the Amended Chapter xx plan datedxx, the debtor will pay the trusteexx per months for xx months for a total plan of $xx. According to the schedule D of the voluntary petition datedxx, the value of the collateral is $xx,xx the amount of claim is $xx,xx.xx. Hence, the unsecured portion isxx. According to the Notice of Mortgage payment change datedxx, the new total principal payment isxx and P&I isxx.
The foreclosure was initiated and referred to an attorney. According to tape data, the complaint was filed onxx. Further details are not available.
According to comment datedxx, the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney. According to tape data, the complaint was filed onxx. Further details are not available.

Bankruptcy Comments: The borrower xx had filed bankruptcy under Chapter x with the case # xx-xx onxx. The plan was confirmed onxx. The POC was filed by xx, . onxx with the secured claim amount of $xx,xx.xx and the arrearage isxx. The plan was converted from Chapter x to Chapter xx onxx. According to the Amended Chapter xx plan datedxx, the debtor will pay the trusteexx per months for xx months for a total plan of $xx. According to the schedule D of the voluntary petition datedxx, the value of the collateral is $xx,xx the amount of claim is $xx,xx.xx. Hence, the unsecured portion isxx. According to the Notice of Mortgage payment change datedxx, the new total principal payment isxx and P&I isxx.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: The bankruptcy case # xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filed onxx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The loan is Fixed rate a Pick-a-payment Note.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per Note, the lender name is xx, axx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Note, loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: x.xx%   Variance:    Variance %:    Comment: The loan is Fixed rate a Pick-a-payment Note.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: As per Note, the negative amortization limit percent is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The loan is Fixed a Pick-a-payment Note. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine Operative index value since supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97281907	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the mortgage which was dated xx
There are active judgments and liens as follows:
x. Utility charges (Water/Sewer/Utility) in the amount ofxx in the favor ofxx
x. Utility lien(Water/Sewer/Utility) in the amount ofxx in the favor ofxx
x. Civil judgment in the amount of xx in the favor of xx .
The taxes for the year xx-xx second installment are due in the amount of xx. No prior delinquent taxes have been found.
Review of the payment history states that the borrower has been delinquent for more than x months. The last payment was received in the amount ofxx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of
$xx,xx.xx.
Collections Comments:The loan is delinquent for more than x months. The last payment was received in the amount ofxx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of $xx,xx.xx.
The borrower xx filed bankruptcy under chapter xx case #xx-xx onxx and the plan confirmed onxx.
The foreclosure was initiated in the loan and was put on hold due to bankruptcy.
The updated title report states that there are two utility liens and one civil judgment. The taxes for the year xx-xx second installment are due in the amount of xx. No prior delinquent taxes have been found. The reason for default is excessive obligations.
The occupancy is occupied by owner and no damages were found.

Foreclosure Comments:The foreclosure was initiated in the loan and was put on hold due to bankruptcy. The referral date isxx.  No further information available.
Bankruptcy Comments:The borrower xx filed bankruptcy under chapter xx case#xx-xx onxx and the plan confirmed onxx. The POC filed onxx which states that the POC amount is $xx,xx.xx and the amount of arrearage is xx. The debtor shall pay xx for xx months as per the amended chapter plan.
Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal	Field: ARM Index Margin Percent Loan Value: -x.xx% Tape Value: -x.xx% |---| x.xx% |----| x.xx% Comment: As per the note. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate    x.xx%   Tape Value: xx.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number    x-xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the bk documents.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the bk documents.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx Financial California, Inc   Tape Value:xx.   Variance:    Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Sacremento   Tape Value: SACRAMENTO   Variance:    Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date  xx/xx/xxxx Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: As per the note. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization is missing from the loan file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98398408	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx
No assignment was found. However, the subject mortgage is with original lenderxx
No active judgments or liens found.
The combined first installment taxes for the year xx have been paid total in the amount of $ xx.xx.
The combined second installment taxes for the year xx have due total in the amount of $ xx.xx.
No prior year delinquent taxes have been found.
As per the review of payment history, the borrower is delinquent for x months and the next due is xxx. The last payment was received onxx for the due date ofxx, in the amount ofxx with an interest rate of x.xx % and PITI is in the amount ofxx. As per payment history, the UPB reflecting is in the amount of xx. However, the borrower has been maxxthe payment as per ARM change notice. The document can be located atxx

Collections Comments:The borrower is delinquent for x months and the next due is xxx. The last payment was received onxx for the due date ofxx, in the amount ofxx with an interest rate of x.xx % and PITI is in the amount ofxx. As per payment history, the UPB reflecting is in the amount of xx. However, the borrower has been maxxthe payment as per ARM change notice. The document can be located at” xx

The reason for default per Servicing comment datedxx reflects illness of borrower and has medical expenses.  Borrowers intentions are to keep the property; per comment datedxx the reason for default is Curtailment in Income.
Comments reflect Loss Mitigation was set up onxx and the borrower sent in documentation to be reviewed.  The borrower could not commit to pay and the file was removed from Loss Mitigation due to insufficient documents per comment dated xxx.
As per Servicing comments, the prior foreclosure action was initiated in xx when the file was referred to an attorney onxx.  The surviving spouse, xx, sent in the full reinstatement amount of xx and the foreclosure was removed onxx.  No further foreclosure action has been started.
As per collection comment dated xxx property is owner-occupied.
The latest Exterior-Only Inspection completed on the subject property is datedxx and reflects owner occupied with a value of $xxk in average condition.
Foreclosure Comments:As per Servicing comments, the prior foreclosure action was initiated in xx when the file was referred to an attorney onxx.  The surviving spouse, xx sent in the full reinstatement amount of xx and the foreclosure was removed onxx.  No further foreclosure action has been started.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Document Showing a Index Numerical Value Missing Required State Disclosures	Field: First Rate Change Date /x/xx Tape Value:xx |---| -xx (Days) |----| Comment: The First Rate Change Date per the Note wasxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx     Tape Value:xx.   Variance:    Variance %:    Comment: As per note document The lender name isxx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Max Rate at First Adjustment per the Note was xx.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The Next Rate Change Date isxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: x.xx%   Comment: As per Note document Original Balance(or Line Amount) xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx Avenue I   Tape Value: xx I AVE   Variance:    Variance %:    Comment: As per Note document the property address street is xx Avenue I.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per Servicing comment datedxx, the foreclosure file was referred to an attorney onxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The loan is not in foreclosure actively as of the date of this review. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx and the following state disclosure is missing from the loan file.
x.  Freedom to Choose Insurance Company and Insurance Professional."
																									* Operative Index Numerical Value Unavailable based on lender docs (Lvl x) "Unable to determine the operative Index value used by the lender at origination from supportive documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18386952	xx	586	Not Applicable	22.999%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has not been provided in the updated title report.
There is one junior mortgage against the property originated on xx
There are nine Federal tax liens against the borrower xx
There is one junior judgment against the borrower xx
There is one HOA lien against the property in the favor ofxx
Annual combined taxes of xx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

The review of payment history as ofxx the borrower is currently delinquent for xx months and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the foreclosure and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of xx.
The loan has not been modified since origination.
According to comment datedxx, the reason for default is Unemployment.
The borrower xx had filed bankruptcy under Chapter x with the xx. The motion for relief from stay was filed onxx. The debtor and joint debtor were discharged onxx. The case was terminated onxx.
A recent foreclosure sale has been scheduled forxx.
The foreclosure was initiated and referred to an attorney onxx. The complaint was filed onxx. According to Notice of Sale located at xx the sale has been scheduled forxx. However, the borrower xx had filed bankruptcy under Chapter x with the xx and foreclosure put on hold. The debtor and joint debtor were discharged onxx.
The foreclosure restart was approved onxx. Again, the sale has been scheduled forxx. The xx. No other loss mitigation options were provided to the borrower.
The collection comments are available tillxx. Further details are not available.
According to comment datedxx, the subject property is owner-occupied.
No comments have been found indicating damages and repairs pertaining to the subject property.

Foreclosure Comments:A recent foreclosure sale has been scheduled forxx.
The foreclosure was initiated and referred to an attorney onxx. The complaint was filed onxx. According to Notice of Sale located at (xx_Notice of Sale_xx_xxx) the sale has been scheduled forxx. However, the borrower Steve Ritchie and Priscilla Ritchie had filed bankruptcy under Chapter x with the case #xx-xx onxx and foreclosure put on hold. The debtor and joint debtor were discharged onxx.
The foreclosure restart was approved onxx. Again, the sale has been scheduled forxx. The Notice of Trustee’s sale located at((xx_Notice of Sale_xx_xxx). No other loss mitigation options were provided to the borrower.
The collection comments are available tillxx. Further details are not available.

Bankruptcy Comments:The borrower Steve Ritchie and Priscilla Ritchie had filed bankruptcy under Chapter x with the case #xx-xx onxx. The motion for relief from stay was filed onxx. The debtor and joint debtor were discharged onxx. The case was terminated onxx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: Current bankruptcy case number is xx-xx; however tape data shows xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current bankruptcy proof of claim date Not applicable; however tape data showsxx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The loan is Fixed rate.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx xx, Axx   Tape Value: xx, Variance:    Variance %:    Comment: Lender name xx, xx, Axx; however the tape data shows xx,NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Negative amortization.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: x.xx%   Variance:    Variance %:    Comment: The loan is Fixed rate.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History       Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Mos Currently delinquent per payment history is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: Negative Amortization Limit in percent is xx.xx%; however tape data shows xx,xx.xx%   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Next rate change date is Not Applicable; however tape data showsxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The S&C filing date isxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD; however tape data shows Single family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine Operative index value since supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22305437	xx	569	Not Applicable	11.714%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$52,464.47	2.000%	$312.56	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated on xx
The chain of the assignment has been completed.
No active judgments or liens have been found.
Combined jurisdiction annual installment tax of the year xx has been paid in the amount of xx onxx.
Combined jurisdiction annual installment tax of xx has been paid in the amount of xx onxx.
Combined jurisdiction annual installment tax of xx has been paid in the amount of xx onxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date of xx/x/xxand the next due date for payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:As per the review of the comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date of xx/x/xxand the next due date for payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment datedxx, the reason for default is an excessive obligation.
The borrower has been maxxthe payments as per the modification. This Step modification agreement was signed between the borrower xx
The Unpaid principal Balance is $xx,xx.xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I ofxx beginning from xx/x/xx. The maturity is xx/x/xx.
The borrower xx had filed bankruptcy under chapter-xx with case no#xx-xx onxx. However, the debtor was dismissed on xx/x/xx due to failure to file information. The date of the last filing is xx/x/xx.
The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. As per the comment dated xx/x/xx, the sale has been scheduled onxx. However, the foreclosure was put on hold as the borrower has filed bankruptcy onxx. No further details have been found.
The servicing comment datedxx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. As per the comment dated xx/x/xx, the sale has been scheduled onxx. However, the foreclosure was put on hold as the borrower has filed bankruptcy onxx. No further details have been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with case no#xx-xx onxx. However, the debtor was dismissed on xx/x/xx due to failure to file information. The date of the last filing is xx/x/xx.	This Step modification agreement was signed between the borrowerxx
The Unpaid principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I ofxx beginning from xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the note, Lender name is xx, xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification, Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -x.xx%   Comment: As per the note, Loan original maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C Filing date isxx. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Anti-Coercion Notice.
x. Radon Gas Disclosure.
x. Insurance Sales Disclosure."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR Transaction date not consistent with Note and /or HUD."
																									* Settlement date is different from note date (Lvl x) "As per the HUD, the settlement date isxx which is not aligned with the note datexx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40069559	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	4.150%	$798.69	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated xx. AOM is missing from the updated title report; however, there is no such document to verify the current assignee.
There is an senior Mortgage in the amount of xx which was recorded  xxwhich was subordinated with the subject mortgage, Subordination Agreement was recorded xx. No active liens and judgment have been found on updated title report.
Annual School tax for year xx in the amount ofxx is delinquent and the good through date is xx
Annual combined Tax for year xx was partially paid on xx in the amount of xx
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount ofxx on xxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:The subject loan is in collection. Review of the latest xx months collection comments shows that the borrower has been the delinquent for more than xx days. The last payment was received in the amount ofxx on xxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms.
According to the worksheet which is located at “xx”, the loan was modified onxx. The new modified unpaid principal balance is xx. The new interest rate is x.xx% and new P&I isxx. The first payment begins onxx. The latest payment history as ofxx also reveals the same as currently the borrower is paying according to this new modification terms. The last payment was received on xxx in the amount ofxx which was applied for the due datexx. However; the modification agreement is missing from the loan file.
No Information is available in the latest xx months collection comments regarding foreclosure.
PACER did not reflect any bankruptcy filed by the borrower.
As per comment datedxx subject property is occupied by the unknown person.

Update: As per the servicing comment datedxx, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the worksheet which is located at xx The new modified unpaid principal balance is xx The new interest rate is x.xx% and new P&I isxx. The first payment begins on xx The latest payment history as of xx also reveals the same as currently the borrower is paying according to this new modification terms. The last payment was received on xx in the amount ofxx which was applied for the due date xx However; the modification agreement is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date xx/xx/xxxx Tape Value: xxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx.   Variance:    Variance %:    Comment: As per tape data theLender wasxx .Howeve,as per review of loan files the lender name isxx Financial Delaware, Inc.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per tape data the original balance was xx.Howeve,as per review of loan files the original balance was xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street     xx   Tape Value: x xVariance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date /x/xx Tape Value:xx Variance: x (Days) Variance %: Comment: As per tape data the stated maturity date wasxx.Howeve,as per review of loan files the stated maturity date isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file. However, Loan Statement is available which is located at xx" and all data is captured from Loan Statement."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is available in the loan file but it is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17593625	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,135.56	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated xx
There is one junior mortgage, which was originated on xx and recorded onxx
The chain of assignment has been completed.
There is one civil judgment against the borrower x x which was recorded oxx
There are two child support liens both are in the favor of xx
Annual town taxes of xx are paid in the amount of xx
Annual county taxes of xx are paid in the amount xx
Annual utilities of xx are paid in the amount xx
Annual school taxes are paid in the amount of xx however, no prior year delinquent taxes have been found.
According to the payment history as ofxx, the borrower is currently delinquent for x months. The last payment was received onxx, the payment applied date wasxx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx with the interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.The borrower has been maxxpayments as per modification agrrement.
Collections Comments:The loan is currently in active foreclosure. According to the payment history as ofxx, the borrower is currently delinquent for x months. The last payment was received onxx, the payment applied date wasxx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx with the interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.The borrower has been maxxpayments as per modification agreement.

The loan was modified onxx and as per the modified terms, the new principal balance is $xx,xx.xx with the initial interest ratex.xx% and P&I of xx which will step up in four steps up to x.xx% and P&I of xx; the payments were started fromxxand the maturity date will bexx. There is no deferred balance. There is no principal forgiven amount. This modification agreement does not contain balloon provision.
As per the tape data, the foreclosure was initiated and the complaint was filed on xx/x/xx; however, no further information pertaining to this has been found.
According to collection comments, the property occupancy and condition is unable to determine; however, no damages or repairs are found.

Update:
As per the collection comment onxx, the borrower was on RPP fromxx toxx. Further details not provided.

Foreclosure Comments:As per the tape data, the foreclosure was initiated and the complaint was filed on xx/x/xx; however, no further information pertaining to this has been found.

Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx, as per the modified terms, the new principal balance is xx with the initial interest ratex.xx% and P&I of xx which will step up in four steps up to x.xx% and P&I of xx; the payments were started from xx There is no deferred balance. There is no principal forgiven amount. This modification agreement does not contain balloon provision	Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx,  Variance:    Variance %:    Comment: As per note the Lender name is xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification the loan amortization tyoe is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per note the loan original maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History       Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) Loan Value:xx Tape Value:xx Variance:xx Variance %: x.xx% Comment: As per note the original balance is $xx,xx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The available copy of ROR is neither signed nor hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2274005	xx	662	Not Applicable	22.594%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,377.62	2.875%	$1,163.61	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated onxx The chain of the assignment has been completed. Currently, the mortgage is with xx x) There is an active civil judgment against the borrower xx The second installment county taxes of xx-xx are due in the amountxx for the due datexx. The first installment county taxes of xx-xx have been paid in the amount ofxx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment isxx. The last payment was received onxx in the amount ofxx for due datexx. The UPB is reflected in the amount of $xx,xx.xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx-xx onxx and the plan was confirmed onxx. The motion for relief from stay was filed on xx/x/xx. According to the order confirming plan datedxx, the debtor shall pay $xx for x month and $xx per month for the period of x to xx months. The proof of claim was filed onxx with the claim amount of $xx,xx.xx and the amount of arrearage is xx.
The foreclosure was initiated and the file was referred to an attorney onxx. The foreclosure complaint was filed on xx/x/xx. The foreclosure sale was scheduled onxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx-xx onxx.
The reason for default per servicing comments is excessive obligations. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment isxx. The last payment was received onxx in the amount ofxx for due datexx. The UPB is reflected in the amount of $xx,xx.xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement.
The step loan modification agreement was made onxx between the borrower xxThe borrower promises to make a monthly payment ofxx with the rate of interest x.xx% for xx months, thenxx with the rate of interest x.xx% for xx months andxx with the rate of interest x.xx% beginning fromxx till maturity datexx. The deferred balance amount is xx and the interest-bearing amount is $xx,xx.xx. The New Principal Balance stated in the modification is $xx,xx.xx.
The comment datedxx states that the subject property had damaged onxx. The roof was collapsed due to the age of the structure onxx and ceiling was collapsed onxx. The total estimated cost of repair is $xx. An insurance claim was not filed. The comment datedxx indicates that the subject property repairs have been completed. The BPO report datedxx shows that the subject property is owner-occupied with the average condition.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx. The foreclosure complaint was filed on xx/x/xx. The foreclosure sale was scheduled onxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case #xx-xx onxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx-xx onxx and the plan was confirmed onxx. The motion for relief from stay was filed on xx/x/xx. According to the order confirming plan datedxx, the debtor shall pay $xx for x month and $xx per month for the period of x to xx months. The proof of claim was filed onxx with the claim amount of $xx,xx.xx and the amount of arrearage is xx.
The step loan modification agreement was made on xxThe borrower promises to make a monthly payment ofxx with the rate of interest x.xx% for xx months, thenxx with the rate of interest x.xx% for xx months andxx with the rate of interest x.xx% beginning from xx till maturity date xx The deferred balance amount is xx and the interest-bearing amount is xx The New Principal Balance stated in the modification is xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per PACER the case x is xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per PACER the POC field onxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: last payment date isxx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx,xx, axx,   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note the lender name is xx,xx, axx,   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -x.xx%   Comment: As per note the origianl maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxx   Variance:    Variance %:    Comment: The MERS is not available in mortgage.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Mos currently delinquent per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: As per appraisal the original appraised value is $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C filing date is xx/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xxstate. The following state disclosures are missing from the loan file.
?Impound Account Disclosure
?Cosigner Notice
?Private Mortgage Insurance Disclosure
?Earthquake Disclosure forCondominiums
?Hazard Insurance Disclosure
?Insurer RecommendationDisclosure
?CA Fair Lending Notice
?Anti-Tying Disclosure
?Privacy Notice
?Notice of Right to Copy of Appraisal
?Application for Credit-Married Persons
?Fair Debt Collection Notice
?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to the final HUD-x, the settlement date isxx and the Note date isxx. Hence, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10464426	xx	617	Not Applicable	22.098%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$1,408.87	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with the xx
There is one junior civil judgment against the borrower xx
x installments of county taxes for the year of xx-xx have been paid in the amount ofxx.
x installments of county taxes for the year of xx-xx are due in the amount ofxx for the due date ofxx.
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx, the borrower is delinquent from x months and next due date is xx/x/xx. The last payment was received onxx in the amount of xx with an interest rate of x.xx%. The new principal balance is $xx,xx.xx. The borrower has been maxxpayments as per the modification agreement rate.	Collections Comments:According to the collection comment as of xx, the loan is currently in the collection and next due date is xx/x/xx. The last payment was received onxx in the amount of xx with an interest rate of x.xx%. The new principal balance is $xx,xx.xx. The borrower has been maxxpayments as per the modification agreement rate.
The reason for default is excessive obligation.
The referred to an attorney onxx and complaint was filed onxx. No any further details have been found regarding the foreclosure. The borrower is currently delinquent from x months and next due date is xx/x/xx.
The borrower did not file the bankruptcy.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The referred to an attorney onxx and complaint was filed onxx. No any further details have been found regarding the foreclosure. The borrower is currently delinquent from x months and next due date is xx/x/xx.
Bankruptcy Comments:Not Applicable	The loan was modified once since origination. The borrower has been maxxpayments as per the modification agreement which was made on xx between thexx. As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of xx with an interest rate of x.xx% beginning on xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx, Its Successors and/or Assignees   Tape Value: xx,  Variance:    Variance %:    Comment: The original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History xx Tape Value: x Variance: -x Variance %: -xx.xx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xxThe following required State Disclosure is missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date isxx and note date isxx. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1214855	xx	Unavailable	Not Applicable	44.637%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$865.43	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was xx
There is a civil judgment in the amount of xx.xx which was recordedxx

The Subject Mortgage is in lower lien position. As there are x municipal liens( Real Estate tax liens) on the subject property in the total amount of xx. First, is recorded on xx
The first installment city taxes of xx have been paid in the amount ofxx. The second installment county taxes of xx are due in the amount ofxx.
According to the Payment History dated as ofxx reveals that the borrower has been delinquent fromxx toxx. The delinquency has been for x months. The last payment received date wasxx in the amount of xx, which has been applied for the due date ofxx. The next due date isxx. The current P&I xx is and rate of interest is x %. The current unpaid principal balance is in the amount of $xx,xx.xx.	Collections Comments:According to the collection comments, the loan is currently in collections, as per the tape data the FC complaint has been filed onxx, However no Fc information has been found in comments and loan file.
The loan has been modified onxx, with the new principal balance of $xx,xx.xx. The starting interest rate is x.xx% and graduating to x% from year xx to maturity date ofxx.
According to the Payment History dated as ofxx reveals that the borrower has been delinquent fromxx toxx. The delinquency has been for x months. The last payment received date wasxx in the amount of xx, which has been applied for the due date ofxx.  The next due date isxx. The current P&I xx is and rate of interest is x %. The current unpaid principal balance is in the amount of $xx,xx.xx.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification was made betweenxx The modification agreement has a step amortization type with the new principal balance of xx The starting interest rate is x.xx% and graduating to x% from year xx to maturity date xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: The loan is balloon note. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Home Funds Direct   Tape Value: xx,  Variance:    Variance %:    Comment: As per the note the Home Funds Direct.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -x   Variance %: -x.xx%   Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History       Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: The property address is xx .   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No FC information found in comments and loan file. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test.
 First mortgage lender licenses and secondary mortgage lender licenses in existence on xxshall be deemed on and after xx to be a mortgage lender license. As of July x, xx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Connecticut license validation test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx The following state disclosures are missing from the loan file.
 x. Appraisal Disclosure.
x. xnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure.
x. Interest Rate Disclosure.
x. Lock-In Agreement Disclosure.
x. Payoff Statement Disclosure.
x. Legal Representation Disclosure.
x. Non-Prime HUD Contact Disclosure.
x. Non-Prime Notice of Loan Terms Disclosure.
x. Interim Financing Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76131810	xx	552	510	30.587%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.765%	$675.40	xx/xx/xxxx	Financial Hardship	According to the review of updated title report datedxx, the subject mortgage was originated onxx
No assignment of mortgage has been found.
There are two IRS liens active against the borrower “xx
Property tax Status:
All the county taxes till xx have been paid except the xth installment of xx-xx county taxes which have been due in the amount ofxx. The due date will bexx.
The Payment History dated as ofxx reveals that the borrower has been the delinquent for x months. The last payment was received onxx and it was applied for the due date ofxx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. T	Collections Comments:
The loan is currently in foreclosure and the next due for the payment isxx. The current UPB is in the amount of $xx,xx.xx
As per servicing comment datedxx, the RFD is due to marital problems. The property was occupied by the co-borrower only.
The foreclosure was initiated on the loan by referring the file to an attorney onxx. As per the updated title report datedxx, the notice of default was filed onxx which was recorded onxx as Inst#xx.  This appears to be a nonjudicial foreclosure.  No further actions regarding the foreclosure have been found.
As per servicing comment datedxx, the borrower was interested in the loan reinstatement.
No comment indicating any damage to the property has been found.

Foreclosure Comments:The foreclosure was initiated on the loan by referring the file to an attorney onxx. As per the updated title report datedxx, the notice of default was filed onxx which was recorded onxx as Inst#xx.  This appears to be a nonjudicial foreclosure.  No further actions regarding the foreclosure have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and the lender on xx As per the modified terms, the modified principal balance is xx and this balance will be paid with step interest starting at x.xx% beginning fromxx
Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx,, xx   Tape Value: xx,   Variance:    Variance %:    Comment: Both entity ar   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortiza   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -x   Variance %: -x.xx%   Comment: As per the note, the original maturity term months are xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
																					Field: S&C Filing Date xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The notice of default was filed onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Settlement date is different from note date (Lvl x) "According to settlement statement, the settlement date isxx which is different than note datexx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6520071	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,488.27	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originated onxx
The chain of assignment is complete. The latest assignment of mortgage is with xx,
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.
Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received on xx/x/xx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.
Collections Comments:Loan is in active foreclosure. Provided payment history fromxx toxx reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received on xx/x/xx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.
According to the servicing comment xx/x/xx, the subject property is owner occupied with no visible damages or repairs. It is average condition.
The reason for default of borrower is excessive obligations. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective fromxx. The borrower promised to pay the unpaid principal balance of $xx,xx.xx with interest rate of x.xx% with P&I of xx with step amortized type and it was beginning from first payment date onxx and ends with the maturity date ofxx. The rate changes in x steps ending at x.xx%.
According to the servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney onxx. The foreclosure complaint and notice of lis pendens was filed by an attorney with case # xxx onxx. No further information regarding the foreclosure proceedings have been found as the comments are only up-toxx.
No information pertaining to bankruptcy has been found in the latest xx months servicing comments.

Foreclosure Comments:According to the servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney onxx. The foreclosure complaint and notice of lis pendens was filed by an attorney with case # xxx onxx. No further information regarding the foreclosure proceedings have been found as the comments are only up-toxx.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of xx with step amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx The rate changes in x steps ending at x.xx%.
Credit Application Credit Report Final Truth in Lending Discl. Missing Dicsloures Missing Required State Disclosures Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator shows moderate due to TILA APR Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xx.xx(a)(x), (x) )
The annual percentage rate (APR) is xx.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre-application
Co-Signer Notice Requirements
Default Warning Notice
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73083220	xx	548	Not Applicable	30.737%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$625.85	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx, shows that the subject property was originated xx
The Chain of assignment has been completed.
There is a Mechanics Lien in the favor of xx
Annual combined jurisdiction tax of xx has bee paid in the amount of xx on xxx.
Annual combined jurisdiction tax of xx has bee paid in the amount of xx onxx.
Annual combined jurisdiction tax of xx has bee paid in the amount of xx onxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment isxx. The P&I is in the amount ofxx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment isxx. The P&I is in the amount ofxx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment datedxx, the reason for default is an excessive obligation.
The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount ofxx beginning fromxx. The maturity isxx. The interest bearing amount is xx. There is no provision for the balloon payment. Previously, the loan has been modified onxx.

The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. The foreclosure was contested on xxx due to process completed and the contested matter has been resolved on xxx.  The borrower and servicer discussed short sale onxx and the borrower have accepted a short sale on xx. The short sale agreement affidavit is located at (xx_Affidavit_xx_xxx) with listing property in loan file doc located at (xx_Listing Agreement Property Listing Report_xx_xxx). However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under Chapter xx with the case # xx-xx onxx.
The borrower xx had filed bankruptcy under Chapter xx with the case # xx-xx onxx. The plan was confirmed onxx and the date of the last filing isxx. The POC was filed onxx with the secured claim amount of xx and the arrearage is xx. According to the amended plan confirmed chapter xx plans dated on xx, the debtor shall pay to the trustee the sum of xx monthly for xx months and secured claims amount ofxx for xx months.  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
As per comment datedxx, the subject property had damage due to the hurricane. As per the comment datedxx, the borrower stated that she received a check for the roof damage from the insurance company and she also stated that the home has sewage and mold problems. As per the comment datedxx, the insurance claim estimated cost is xx. However, the check issued in the amount of xx. As per the comment datedxx, the repairs have been completed xx% in which removed damaged materials and debris, roofing, gutter, some of the ceiling. However, drywall and painting need to be done. As per the comment datedxx, the borrower borrowed from her retirement to complete the remaining repairs. As per the comment datedxx, the borrower stated that the damages were more than what the check amount was. As per the comment dated xxx, the borrower had sent some photos of the two rooms she had repaired. No further details have been found regarding the damage repairs.
The servicing comment dated xxx shows that the subject property has been occupied by the owner. The latest BPO is not available.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. The foreclosure was contested on xxx due to process completed and the contested matter has been resolved on xxx.  The borrower and servicer discussed short sale onxx and the borrower have accepted a short sale on xx. The short sale agreement affidavit is located at (xx_Affidavit_xx_xxx) with listing property in loan file doc located at (xx_Listing Agreement Property Listing Report_xx_xxx). However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under Chapter xx with the case # xx-xx onxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case # xx-xx onxx. The plan was confirmed onxx and the date of the last filing isxx. The POC was filed onxx with the secured claim amount of xx and the arrearage is xx. According to the amended plan confirmed chapter xx plans dated on xx, the debtor shall pay to the trustee the sum of xx monthly for xx months and secured claims amount ofxx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	This loan modification agreement was made between xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount ofxx beginning from xx. The interest bearing amount is xx There is no provision for the balloon payment. Previously, the loan has been modified on xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: POC date isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, lender name is xx, xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per note, maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date  xx/xx/xxxx Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per comments, referral date isxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value: xxx   Variance: -xx (Days)   Variance %:    Comment: S&C filing date isxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per modification, Stated maturity isxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: Stated remaining term is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following State disclosures are missing from the loan file.
x. Expiration of Lock-in or Commitment Period.
x. Radon Gas Disclosure.
x. Anti-Coercion Notice."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine operative index value."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41938781	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$111,560.13	3.880%	$545.03	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated xx The chain of the assignment has been completed.
There are five Utilities liens for delinquent utility charges against the subject property. First lien is in the favor of xx and remaining four utilities liens are in the favor of County of xx.
There is one civil judgment against xx.
First and second installments county taxes of xx-xx have been paid in the total amount of $ x,xx.xx. First installment of xx-xx has been paid in the amount of xx onxx and second installment is due onxx in the amount of xx.
No prior year delinquent taxes have been found.
According to the latest payment history as ofxx, the borrower is currently delinquent for x months and the next due date is xxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance reflected is in the amount of xx and deferred balance is in the amount of xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx.	Collections Comments:The loan is currently in the collection and the next due date is xxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance reflected is in the amount of xx and deferred balance is in the amount of xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx. According to the modification agreement datedxx, the new principal balance is xx out of which the lender has deferred the principal balance of xx. This deferred balance is eligible for forgiveness. If borrower was not default under the terms of the modification, a sum equal to one-third of xx of deferred principal balance is eligible for forgiveness on each of the first three anniversaries of the first trial period plan payment date.
According to the latest payment history as ofxx, the unpaid principal balance is reflected in the amount of xx and deferred principal balance is in the amount of xx. It seems that the lender has forgiven the principal balance of xx. According to death certificate located at xx
The borrower, xx had filed the bankruptcy under chapter x with the case #xx-xx onxx.
According to voluntary petition schedule D, the value of the collateral is xx and the secured claim is in the amount of xx. Hence, unsecured portion is reflected in the amount of xx. According to chapter x individual debtor's statement of intention, the debtor wants to retain a subject property.
However, the case was discharged onxx and was terminated onxx.
According to document located at “xx”, the foreclosure was initiated and was referred to an attorney onxx. The complaint was filed onxx. The foreclosure was put on hold due to reinstatement. According to comment datedxx, the funds in the amount of xx have been applied for reinstating loan. The comment datedxx states that the loan has been reinstated. According to document located at “xx_Miscellaneous Default_xx_xxx”, the rescission of notice of default and election of sell was filed onxx. The foreclosure case has been closed.

According to comment datedxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at “xx_Miscellaneous Foreclosure_xx_xxx”, the foreclosure was initiated and was referred to an attorney onxx. The complaint was filed onxx. The foreclosure was put on hold due to reinstatement. According to comment datedxx, the funds in the amount of xx have been applied for reinstating loan. The comment datedxx states that the loan has been reinstated. According to document located at “xx_Miscellaneous Default_xx_xxx”, the rescission of notice of default and election of sell was filed onxx. The foreclosure case has been closed.
Bankruptcy Comments:The borrower,xx had filed the bankruptcy under chapter x with the case #xx-xx onxx.
According to voluntary petition schedule D, the value of the collateral is xx and the secured claim is in the amount of xx. Hence, unsecured portion is reflected in the amount of xx. According to chapter x individual debtor's statement of intention, the debtor wants to retain a subject property.
However, the case was discharged onxx and was terminated onxx.
This modification agreement was made between the borrower, "xx
According to modified terms, the new principal balance is xx out of which the lender has deferred the principal balance of xx This deferred balance is eligible for forgiveness. If borrower was not default under the terms of the modification, a sum equal to one-third of xx of deferred principal balance is eligible for forgiveness on each of the first three anniversaries of the first trial period plan payment date.
Borrower promises to pay P&I ofxx with the step interest rate of x.xx% beginning from xx. The loan was modified with two steps.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value:xx Tape Value: xx |---| xx |----| xx.xx% Comment: According to the latest payment history as ofxx, the unpaid principal balance is reflected in the amount of xx and deferred principal balance is in the amount of xx. It seems that the lender has forgiven the principal balance of xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx Financial California, Inc.   Tape Value:xx.   Variance:    Variance %:    Comment: The lender name isxx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: term is xx months   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History       Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: According to document located at “xx”, the foreclosure was initiated and was referred to an attorney onxx. The complaint was filed onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11626831	xx	585	Not Applicable	25.310%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$1,730.64	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated onxx

The assignment is completed as the subject mortgage is still with the lender, xx
Active junior or senior judgments/liens/mortgages:

x. There is an active junior Civil judgment available in the updated title report against xx

The x installment annual combined taxes of xx have been paid off in the amount of xx onxx and x installment of xx are due onxx.

The x installment annual School taxes of xx have been paid off in the amount of xx onxx and x installment of xx are due onxx.

No prior year delinquent taxes have been found in the updated title report.	Review of the updated payment history as ofxx shows that the loan is in delinquency for +x months and the next due date for the payment is xx/x/xx. The last regular payment (P&I) was made onxx in the amount of xx for the due date ofxx. The UPB has been mentioned in the updated payment history in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx/x/xx.	Collections Comments:The loan is in delinquency for +x months and the next due date for the payment is xx/x/xx. The last regular payment (P&I) was made onxx in the amount of xx for the due date ofxx. The UPB has been mentioned in the updated payment history in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx/x/xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx and the foreclosure proceedings were placed on hold as borrower reinstated the loan onxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The joint debtors xx had filed Bankruptcy under chapter-x onxx with the case#xx-xx and the joint debtors were discharged onxx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xx.xx out of secured claim in the amount of $xx,xx.xx and the value of collateral is $xx,xx.xx. Debtor intended to retain the subject property.
The chapter-x Trustees Report of no distribution was filed onxx and the joint debtors were discharged onxx and the case was also terminated onxx.
The comment datedxx states that the borrower said that the roof of the subject property was leaked due to the age of the roof but no evidences are available that confirm the cost and current status of the repairs.
The comment datedxx states that the reason for default of the loan is illness of borrower. Borrower has knee surgery which caused them to not be able to make payments.
The comment datedxx states that the borrower said that the roof of the subject property was leaked due to the age of the roof but no evidences are available that confirm the cost and current status of the repairs.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx and the foreclosure proceedings were placed on hold as borrower reinstated the loan onxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The joint debtors, xx had filed Bankruptcy under chapter-x onxx with the case#xx-xx and the joint debtors were discharged onxx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xx.xx out of secured claim in the amount of $xx,xx.xx and the value of collateral is $xx,xx.xx. Debtor intended to retain the subject property.
The chapter-x Trustees Report of no distribution was filed onxx and the joint debtors were discharged onxx and the case was also terminated onxx.	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of x.xx% beginning from xx	x-x Family Rider Affiliated Business Disclosure Prepayment Penalty Rider	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx, its successors and/or assignees   Tape Value: xx,   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan original terms per Note are xx months but tape shows xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: The foreclosure S&C filing date details are not available in the loan file but tape shows S&C was filed onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is "Moderate" due to following issues:

x. This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

x. This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl x)     "x. This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

x. This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing required x-x family rider (Lvl x)     "Appraisal report at origination which is provided in the loan file that confirmed the the subject property is "x Family" but no such rider is attached with the recorded copy of the subject property."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgage."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17163440	xx	541	Not Applicable	46.483%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$822.71	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to xx

Active junior or senior judgments/liens/mortgages:

x. There is an active senior/prior Mortgage is available in the updated title report in the amount of $xx,xx.xx in favor of "xx. No recorded copy of release or satisfaction has been found in the updated title report.

x. There is an active junior final civil judgment is available in the updated title report againstxx

x. There is an junior "Suggestion of Bankruptcy" is available in the updated title report against xx

x. There is an junior "Suggestion of Bankruptcy" is available in the updated title report against xx

xx year annual County taxes of xx were paid in full onxx.
No prior year delinquent taxes found in the updated title report.
Review of the updated payment history as ofxx shows that the loan is in delinquency for +xx days and the next due date for the payment isxx. The last regular payment (P&I) was made onxx in the amount ofxx for the due date ofxx. The UPB has been mentioned in the updated payment history is in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to thexx.	Collections Comments:The loan is currently in active foreclosure. The loan is in delinquency for +xx days and the next due date for the payment isxx. The last regular payment (P&I) was made onxx in the amount ofxx for the due date ofxx. The UPB has been mentioned in the updated payment history is in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to thexx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The borrower was offered a forbearance plan for x months which was begunxx to xx/x/xx with the monthly payment of xx.xx. However the plan was broken due non-payment on time.
The commentxx states that the reason for default of the loan is borrower lost her job in February xx and she is now receiving unemployment benefit.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Borrower intents to keep the subject property.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx The borrower promises to pay the new modified P&I ofxx with the new fixed interest rate of x.xx% beginning fromxx	Balloon Rider Prepayment Penalty Rider	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: The loan has a Balloon provision but tape shows "No" Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Home Funds Direct   Tape Value: xx,   Variance:    Variance %:    Comment: Lender name per Note and Mortgage is "xx but tape shows "xx,."   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: tHE ORIGINAL MATURITY DATE OF THE LOAN PER nOTE IS xx MONTHS BUT TAPE SHOWS xx MONTHS.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street    xx    Tape Value: xx    Variance:    Variance %:    Comment: The subject property address per Note and Mortgage is "xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: No FC complaint evidences are available in the latest xx months servicing comments but tape shows FC complaint was filed onxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The maturity date was stated asxx but tape showsxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: The remaining terms of the loan is stated as xx months but tape shows xx months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Balloon Rider Missing (Lvl x) "The loan has a Balloon provision but no such rider is attached with the recorded copy of Mortgage."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "The CE indicator is "Elevated" as this loan failed the prepayment penalty term test since the loan charges a prepayment penalty with a term exceeding x years."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "The loan has a Balloon provision but no such rider is attached with the recorded copy of Mortgage."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "The transaction date is mentioned in the provided ROR isxx but original Note date isxx."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24428597	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Updated title report datedxx the subject mortgage was originated onxx
The chain of assignments has not been provided in the Updated title report.
There is one junior Mortgage against the property originated on xx
There are three Federal tax liens against the borrower xx
There are three junior judgment against the borrower.
The first Hospital Medical judgment in the favor of xx
The second judgment in the favor ofxx
The third Hospital Medical or attorney lien in the favor of xx
The first and second installment county taxes of xx have been paid in the amount ofxx.
No prior years of delinquent taxes have been found.

The review of Payment history as ofxx the borrower is currently delinquent for x months and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of xx. The borrower has been maxxpayment as per the ARM payment change Notice located at (xx	Collections Comments:The loan is currently in the collections and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of xx. The borrower has been maxxpayment as per the ARM payment change Notice located at (xx_SL - ARM Notices_xx_xxx).
The loan has not been Modified since origination.
According to comment datedxx, the reason for default is a curtailment of income.
The borrower had not filed bankruptcy since origination.
As per tape data, the foreclosure was initiated and referred to an attorney. The complaint was filed onxx. Further details are not available.
According to comment datedxx, the subject property is owner-occupied.
No comments have been found indicating damage and repairs to the subject property.

Foreclosure Comments:As per tape data, the foreclosure was initiated and referred to an attorney. The complaint was filed onxx. Further details are not available.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: ARM Index Margin Percent xx.xx% Tape Value: xx.xx% |---| x.xx% |----| x.xx% Comment: As per Note, the ARM index is x.xx%> Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: D   Tape Value: K   Variance:    Variance %:    Comment: The borrower First name is D.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The first rate change date isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last payment received date isxx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx    Tape Value:xx.   Variance:    Variance %:    Comment: As per Note, the lender Name isxx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per Note, the max rate at first adjustment is x.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: The delinquent months are x.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The next rate change date isxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per Note, the original balance is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per Note, the maturity date isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files. However, values are Updated as per Loan statement located at (xx
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Unable to determine Operative index value since supportive documents are missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99868100	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$749.70	2.000%	$427.89	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx shows that the subject mortgage was originated on xx There are no active judgments and liens found against the borrower and the property. There is one junior Community Loan (or Forgivable Loan) open found on the subject property in the amount of xx and which was in the favor of xx The x installment County taxes of xx have been paid onxx in the amount of xx. The x Installment County taxes of xx have been paid onxx in the amount of xx. No prior years delinquent taxes found.	The review of payment history as ofxx states that the borrower has been delinquent for xx months and next payment due date is onxx. The last payment was received onxx in the amount ofxx which was applied for the due datexx. The current unpaid principal balance as per payment history is xx,xx.xx and as per tape data the unpaid principal balance is in the amount of $xx,xx.xx. Borrower have been paid his payments as per the modification agreement.	Collections Comments:The collection comments review as ofxx, states that the loan is in active bankruptcy and the next due date isxx. As per the comments datedxx, the reason for default is the illness of borrower.
The loan was modified onxx and as per modified terms the borrower promises to pay the unpaid balance of $xx,xx.xx with the initial interest rate of x.xx % which will step up in four steps up to x.xx%  and borrower promises to pay P&I in the amount ofxx beginningxx and ends on datedxx. The borrower had also given the promise to pay the deferred balance in the amount ofxx. Therefore Interest bearing amount remains in the amount of xx,xx.xx. The lender has agreed to forgive xx of the unpaid principal balance on the modification.
According to the collection comments the borrower’s intention is to retain the property.
According to the collection comments, the foreclosure was initiated and the file referred to an attorney onxx and summon and complaint has been filed onxx; it was put on hold due to filed bankruptcy under the chapter-xx plan onxx in case#xx-xx.
The borrower had filed bankruptcy under chapter-xx with the case#xx-xx onxx and the plan was confirmed onxx, POC was filed onxx byxx onxx shows claim amount of $xx,xx.xx and arrearage amount of xx. The order confirming chapter xx plan was filed onxx and as per that the borrower will pay according to Doc# xx that is according to chapter xx plan datedxx, the debtor shall payxx for x months,xx for x month andxx for xx months.
As per collection comments the property has been occupied by the owner and the comments datedxx states that there is loss due to hail/wind datedxx with the claim amount ofxx and recoverable depreciation ofxx. According to comments datedxx, the loss draft check was received onxx in the amount ofxx having check#  xxxQ for wind loss under claim # xxHxx  and policy# xxGxUxx; however, no comments reporting the nature of the damage and whether these repairs have been completed or not.

Foreclosure Comments:According to the collection comments, the foreclosure was initiated and the file refereed to attorney onxx and summon and complaint has been filed onxx; it was put on hold due to filed bankruptcy under chapter-xx plan onxx in case#xx-xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case#xx-xx onxx and the plan was confirmed onxx, POC was filed onxx byxx onxx shows claim amount of $xx,xx.xx and arrearage amount of xx. The order confirming chapter xx plan was filed onxx and as per that the borrower will pay according to Doc# xx that is according to chapter xx plan datedxx, the debtor shall payxx for x months,xx for x month andxx for xx months.	This four step loan modification agreement was made on xx. As per modified terms the new principal balance is xx new modified rate is x.xx % and borrower promises to pay P&I in the amount ofxx beginning xx The borrower had also given the promise to pay the deferred balance in the amount ofxx. Therefore Interest bearing amount remain in the amount of xx The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds x% of modified principal. Rate will be changed in x steps.
Step x- Interest Change date is xx Modified rate is x.xx % and borrower promises to pay P&I in the amount ofxx beginning xx
Step x- Interest Change date is  xx Modified rate is x.xx and borrower promises to pay P&I in the amount of xx  beginning  xx
Step x- Interest Change date is xx Modified rate is x.xx %  and borrower promises to pay P&I in the amount of xx beginningxx
Step x - Interest Change date is  xx , Modified rate is x.xx % and borrower promises to pay P&I in the amount of xx beginning xx
Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per tape data Current bankruptcy case no. is xx and as per review it is xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data POC date isxx and as per review it isxx.   Tape Source: Initial   Tape Type:
Field: First Payment Date  xx/xx/xxxx Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per tape data first payment date isxx and as per review it isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Last payment received date isxx and as per review it isxx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx    Tape Value:xx.   Variance:    Variance %:    Comment: As per tape data Lender name isxx. and as per review it isxx
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per tape data Loan amortization type is Fixed as per review it is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per tape data Loan original maturity term months is xx as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: As per tape data Mos currently delinquent per payment history is x and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per tape data Loan amount is $xx,xx.xx and as per review it is $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx xxTh Street   Tape Value: xx xxTH ST   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx xxTh Street.    Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per review, the foreclosure complaint was filed onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to determine from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower however date is printed on it."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,559.26	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82307370	xx	576	Not Applicable	18.536%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.275%	$595.42	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is currently with xx
According to updated title report, x installment annual county taxes for the year of xx, xx, xx and county taxes for the year of xx have been paid in the total amount ofxx. No delinquent taxes have been found for the prior years.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx/x/xxin the amountxx which was applied to xx/x/xx. The next due date is xx/x/xx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx/x/xx in the amount ofxx which was applied to xx/x/xx. The next due date is xx/x/xx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of  PACER, bankruptcy is not initiated on the loan.
Reason for default is excessive obligations.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx between the xx The amortization type is fixed and new unpaid Principal balance is xx and lender was forgive principal in the amount of xx and modification original rate is x.xx % and Monthly P&I isxx. The modification payment start date is xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value: xx/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: Lender name xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan original Maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History xx Tape Value: x Variance: -x Variance %: -xx.xx% Comment: Mos currently delinquent per payment history x. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
According to note, there is prepayment term for the xx months initiated on the loan for the xx months which is compared with x month and variance is xx months.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State.
The following required state disclosures are missing from the loan file.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Balloon Payment
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7348009	xx	699	Not Applicable	40.797%	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	6.950%	$773.01	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx shows the subject mortgage was originated on xx
The chain of assignment has been completed as the lender is xx
No active judgments and liens have been found.
Annual town taxes for the year of xx have been paid in the amount ofxx which were due foxx.
Annual county taxes for the year of xx have been paid in the amount ofxx which were due forxx.
Annual combined taxes for the year of xx/xx have been paid in the amount of xx which were due forxx; however, no prior year delinquent taxes have been found.

The review of payment history as ofxx shows that the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount ofxx which was applied toxx. The UPB in payment history is reflected in the amount of xx. The current P&I isxx and the current PITI isxx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The collection comments review as ofxx, states that the loan is in an active foreclosure and the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount ofxx which was applied toxx. The UPB in payment history is reflected in the amount of xx. The current P&I isxx and the current PITI isxx. The borrower has been maxxthe payments as per the modification agreement.
According to comments dated xx/x/xx, the borrower is intent to keep the property.
The loan was modified onxx and as per modified terms the borrower promises to pay new principal balance of $xx,xx.xx with the monthly fixed rate of x.xx% and the new modified P&I ofxx. The payments were started fromxx and the new maturity date will bexx. This modification agreement does not contain balloon provision.
No foreclosure activity has been found and no further information is available to understand the current status of the foreclosure process.
According to the tape data the foreclosure was initiated and the complaint was filed onxx; however, no further information pertaining to foreclosure has been found.
According to collection comments, the property has been owner-occupied and as per comments dated xx/x/xx, The property is in good condition.
As per comments dated xx/x/xx, the hardship was due to car repairs and home repairs; however, these repairs are complete; however, the recent BPO report is unavailable to determine the same.

Foreclosure Comments:According to the tape data the foreclosure was initiated and the complaint was filed onxx; however, no further information pertaining to foreclosure has been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made on xx. As per modified terms the borrower promises to pay new principal balance of xx with the monthly fixed rate of x.xx% and the new modified P&I ofxx. The payments were started fromxx	Initial Escrow Acct Disclosure	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name Data Provided is xx, NA however Audit Value shows asxx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: Loan Original Maturity Term Months data provided as xx, however Audit Value shows as xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: Mos Currently Delinquent per Payment History data provided as x however Audit Value shows as x   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xx) Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: As the purpose of transaction is refinance so the sales price is not applicable. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure Document is Missing from the Loan File"
																									* Missing Required Disclosures (Lvl x) "The list of service providers is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18758553	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$59,192.59	3.875%	$958.93	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated on xx
Chain of assignment has not been missing.
No active liens on the subject property.
Annual combined taxes have been paid in the amount ofxx for the year xx.
No delinquent taxes have been found.
Payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for xx months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per the loan modification agreement which was made onxx.	Collections Comments:xxhad filed bankruptcy under Chapter-xx Case#xx-xx onxx and the date of last filing was onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the xx the sum ofxx for xx months.
As per the amended chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum ofxx biweekly for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx.
Collection comment dated xx/x/xx shows that the foreclosure sale date was scheduled on xx/x/xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for xx months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per the loan modification agreement which was made onxx.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx.
Collection comment dated xx/x/xx shows that the foreclosure sale date was scheduled on xx/x/xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the date of  last filing was onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to thexxthe sum ofxx for xx months.
As per the amended chapter xx plan, debtor (borrower) will pay to the xx the sum ofxx biweekly for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Modification agreement was signed between the borrower xx. The borrower promises to pay P&I ofxx with a modified interest rate of x.xx%, beginning from xxThere is a deferred balance of the amount xx and the interest bearing amount is xx	Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: One in the same. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: POC in file reflects a date of November xx, xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx.   Variance:    Variance %:    Comment: Mortgage Note reflects the lender asxx     Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: Loan maturity on mortgage note is xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Mortgage note reflect loan amount is $xx,xx.xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test: Chargedxx Allowedxx Over By +$xx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test: Chargedxx Allowedxx Over By +$xx.xx.
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. xx-xx-xx(x))
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* LTV or CLTV exceeds xx% (Lvl x)     "LTV is xx.xx% which is greater than xx.xx% hence MI certificate is required; however, it is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx.xx% which is greater than xx.xx% hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "Final ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53583470	xx	Unavailable	Not Applicable	3.802%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx, the subject mortgage was originated onxx
The chain of the assignment has been completed.
There is a civil judgment in the favorxx
There are x HOA liens in the favor of xx
County jurisdiction annual installment tax of the year xx has been paid in the amount of xx onxx.
County jurisdiction annual installment tax of the year xx has been paid in the amount of xx onxx.
County jurisdiction x installment tax of the year xx has been paid in the amount of xx on xx/x/xx.
County jurisdiction x installment tax of the year xx is due in the amount of xx onxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower is currently delinquent for x months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower is currently delinquent for x months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.
The reason for default is unable to be determined from the latest collection comments.
The borrower has been maxxthe payments as per the ARM note. The loan has not been modified since origination.

The borrower xx had filed bankruptcy under chapter xx with the case # xx-xx onxx and the plan was confirmed onxx. The date of the last filing isxx. As per the chapter xx plan the debtor shall pay to the trustee the sum ofxx per month for a period of xx months. The POC was filed onxx with the claim amount of $xx,xx.xx and the arrearage is in the amount of  xx. The post-petition due date isxx.
The foreclosure was initiated and the complaint was filed onxx. However, the foreclosure was put on hold due to active bankruptcy.
The servicing comment datedxx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed onxx. However, the foreclosure was put on hold due to active bankruptcy.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx-xx onxx and the plan was confirmed onxx. The date of the last filing isxx. As per the chapter xx plan the debtor shall pay to the trustee the sum ofxx per month for a period of xx months. The POC was filed onxx with the claim amount of $xx,xx.xx and the arrearage is in the amount of xx. The post-petition due date isxx.	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: ARM Index Margin Percent .xx% Tape Value: x.xx% |---| x.xx% |----| x.xx% Comment: As per the note, ARM index margin percent is x.xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note, ARM lifetime floor percent is x.xx%.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number    x-xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filed onxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note, Max rate at first adjustment is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: Information reviewed from payment history   Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: As per the note, negative amortization limit percent is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the note, next rate change date isxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Appriasal is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xxTape Value: xxVariance:    Variance %:    Comment: As per note, property address is xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the note, stated maturity date isxx.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Frequency x Months Tape Value: x Month Variance: Variance %: Comment: As per the note, subsequent rate adjustment months is xx months. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD is not signed by the borrower."	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement statement reflects the settlement date isxx which is not aligned with the note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25488321	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report as ofxx shows subject mortgage was originated on xx The Chain of assignment is complete as current assignee is xx
 No outstanding liens/judgments found.
xx x installment is due  in the amount ofxx.
The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx to present. The last payment was received onxx in the amount ofxx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx. Tape data shows a different interest rate than the actual rate. No evidence of modification on file.	Collections Comments:According to collection comments, the loan is current in foreclosure. Foreclosure has been referred to attorney onxx and complaint has been filed onxx. No further information regarding FC has been found in the comments.
The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx to present. The last payment was received onxx in the amount ofxx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx. Tape data shows a different interest rate than the actual rate.  No evidence of modification on file.
The loan is not modified since origination. RRFD is stated to be Curtailment of Income, Proprietary modification review denied for all options onxx.

Update: As per the servicing comment datedxx, the subject property is owner occupied.

Foreclosure Comments:Foreclosure has been referred to attorney onxx and complaint has been filed onxx. No further information regarding Fc has been found in the comments.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value:xx  Tape Value:xx.   Variance:    Variance %:    Comment: origination lender isxx Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: x months delinquent; auto-completed field   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: appraisal is missing   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: x.xx%   Comment: original balance: xx.xx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:  Tape Value:   Variance:    Variance %:    Comment:   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the lis pendens document the date isxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date  xx/xx/xxxx Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: maturity date isxx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: remaining term is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application along with transmittal document is missing in the loan files."
* Missing Appraisal (Lvl x)     "Origination application along with transmittal document is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing in the loan files."
* Missing Required State Disclosures (Lvl x)     "The required state disclosures are missing in the loan files. (IL Collateral Protection Insurance Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application)."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer document is missing in the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated Business disclosure is missing in the loan files."
																									* ROR not hand dated by borrower(s) (Lvl x) "origination ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50142863	xx	745	Not Applicable	24.933%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$47,500.00	2.000%	$517.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed as the loan was originated with xx
There is a junior mortgage open against the subject property with xx
Two Credit Card Judgment against the borrower xx
Second in the amount of xx was recorded onxx.
The annual county taxes of xx-xx till xx-xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.
The review of payment history as ofxx states that the borrower is delinquent for x months and the next due date for the payment is xx/x/xx. The last payment was received onxx in the amount of xx, which was applied forxx. The current unpaid principal balance reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the modification agreement datedxx.
Collections Comments:According to the servicing comments, the loan is in collections and the next due date for the payment is xx/x/xx. The last payment was received onxx in the amount of xx, which was applied forxx. The current unpaid principal balance reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the modification agreement datedxx.
Reason for default is an excessive obligation.
The loan had been modified onxx. The unpaid principal balance was $xx,xx.xx with the interest rate of x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I ofxx beginning fromxx. The maturity date will be onxx.
According to the comments, the foreclosure was initiated and the service was completed onxx. According to the comment datedxx, the sale was scheduled onxx; however, it was postponed due to the loss mitigation.
No evidences have been found in the latest xx months of servicing comments regarding the bankruptcy.
The servicing comment datedxx shows that the subject property is owner-occupied.
No BPO and inspection reports are provided.

Foreclosure Comments:According to the comments, the foreclosure was initiated and the service was completed onxx. According to the comment datedxx, the sale was scheduled onxx; however, it was postponed due to the loss mitigation.
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrowerxx
The unpaid principal balance was xx with the interest rate of x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I ofxx beginning from xx
Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Last Payment Received Date /x/xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data, lender name is xx, NA. However, review of the available loan files states that it is xx, xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per tape data, loan amortization type is fixed. However, review of the available modification agreement states that it is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per tape data, Loan original maturity term is xx months. However, review of the available loan files states that it is xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value:xx Tape Value:xx Variance: $-xx.xx Variance %: -x.xx% Comment: As per tape data, original appraised value is $xx,xx.xx. However, review of the available loan files states that it is $xx,xx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property located has been located in xx. The State disclosures are missing from the loan file:
x) Affidavit of Consideration.
x) First Time Buyers Affidavit.
x) Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28602183	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report datedxx shows the mortgage was originated onxx.
The chain of the assignment has been completed. The current assignment is with xx, . successor by xx.
No active liens or judgments have been found.
The annual installments of combined taxes for the year of xx have been paid in the amount ofxx for the due date ofxx.  And the annual installments of School taxes have been paid in the amount ofxx without prior delinquency.
The annual installments of village taxes have been paid in the amount ofxx. The village tax for the year of xx includes unpaid water in the amount ofxx.
The current ownership is vested in the name of xx
The review of the payment history as of datexx shows that, the borrower is currently delinquent for more than x months and the next due date is forxx. The last payment was received onxx, in the amount ofxx, which was applied for the datexx. The UPB stated in the payment history is $xx,xx.xx. The Current P&I isxx and PITI isxx, with the interest rate of x.xx %.
Currently, the borrower has been maxxthe payments as per note.

Collections Comments:The review of comment history shows that the loan is in active foreclosure.
The borrower is currently delinquent for more than x months. The reason for default is an excessive obligation.
The foreclosure process was initiated and it was referred to an attorney. The complaint was filed onxx with the case# xx-xx.
The borrowerxx had filed the bankruptcy under chapter x with the Case # xx-xx, datedxx.
The debtor was discharged onxx. The post-petition due date was not available. The reaffirmation agreement was filed onxx. The schedule D of the voluntary petition shows the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the property is $xx,xx.
There is no evidence of cram down.
The last payment was received onxx, in the amount ofxx, which was applied for the datexx. The UPB stated in the payment history is $xx,xx.xx. The Current P&I isxx and PITI isxx, with the interest rate of x.xx %.
Currently, the borrower has been maxxthe payments as per note.
The property has been occupied by an unknown party.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney. The complaint was filed onxx with the case# xx-xx. No further details have been found.

Bankruptcy Comments:The borrower Joel C Glover had filed the bankruptcy under chapter x with the Case # xx-xx, datedxx.
The debtor was discharged onxx. The post-petition due date was not available. The reaffirmation agreement was filed onxx. The schedule D of the voluntary petition shows the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the property is $xx,xx.
There is no evidence of cram down.	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Right of Rescission	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The lender name as per note is xx. However the tape shows that it is xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: x.xx%   Comment: The original maturity term as per note is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: The original balance is $xx,xx.xx. However the tape shows that it is $xx,xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx  Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: The foreclosure referral date is not available. However the tape shows that it isxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The complaint filed date isxx. However the tape shows that it isxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date  xx/xx/xxxx Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: The stated maturity date as per note isxx. However the tape shows that it is xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: The stated remaining term as per note is xx. However the tape shows that it is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final xx application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx.The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Right of Rescission missing or unexecuted (Lvl x)     "The ROR document is not signed by the borrower."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33035306	xx	580	Not Applicable	20.155%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated onxx.

The assignment is completed as the subject mortgage is still with the lender, xx

Active junior or senior judgments/liens/mortgages

x. There are multiple Civil judgments are available in the updated title report and all were searched on the borrower's last and x names. The total judgment claim amount is in the amount of +xx in favor of multiple creditors.

The x installment annual combined taxes of xx have been paid off in the amount of xx onxx and x installment is due onxx in the amount of xx.

The legal description is mentioned in the recorded copy of the subject mortgage is inconsistent with the vesting deedxx

The legal description in x Paragraph of Vesting Deed: xx
Review of the updated payment history as ofxx shows that the loan is in delinquency for +x months and the next due date for the payment isxx. The provided tape shows, the last regular payment (P&I) was made onxx in the amount of xx for the due date ofxx. No information is available in the updated payment history regarding the details of last regular payment. The UPB has been mentioned in the updated payment history in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to the original Note terms.	Collections Comments:The loan is currently in active foreclosure. The loan is in delinquency for +x months and the next due date for the payment isxx. The provided tape shows, the last regular payment (P&I) was made onxx in the amount of xx for the due date ofxx. No information is available in the updated payment history regarding the details of last regular payment. The UPB has been mentioned in the updated payment history in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to the original Note terms.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx and the complaint was filed onxx. The proposed foreclosure judgment was set to the court onxx but final FC judgment is not entered yet. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Borrower was contested the foreclosure proceedings for income onxx. Borrower was disagree with monthly income of xx. Borrower requested the breakdown of contributor’s income was reduced drastically compare with last review on xx-xx. Borrower is also contesting that contributor’s income were not used. Borrower required the breakdown of non-borrower's income.  Appeal HPU acknowledges that there are three non-borrowers income documentations on this file that are not related to the file. Therefore, appeal underwriter did not cash flow those three contributors income. The baseline HPU used the xx tax transcript income because the business expenses are on the profit and loss statement were not line up with the type of business. Appeal HPU agreed cash flow the income from non-borrowers xx tax transcript. The reason is the same as the baseline review. Non-borrower provided few of profit and loss statement from early this year. The business expenses on the current profit and loss statement are not line up with the business type. Appeal underwriter also acknowledged that the business was increased but the business expenses are not increased that it was actually decreased. Therefore non-borrower income is calculated based on the tax return instead of profit and loss statement. No evidences are available in the latest xx months servicing comments regarding the current status of contesting matter.
The comment datedxx states that the reason for default of the loan is borrower' curtailment of income.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx and the complaint was filed onxx. The proposed foreclosure judgment was set to the court onxx but final FC judgment is not entered yet. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Borrower was contested the foreclosure proceedings for income onxx. Borrower was diagree with monthly income of xx. Borrower requested the breakdown of contributor’s income was reduced drastically compare with last review on xx-xx. Borrower is also contesting that contributor’s income were not used. Borrower required the breakdown of non-borrower's income.  Appeal HPU acknowledges that there are three non-borrowers income documentations on this file that are not related to the file. Therefore, appeal underwriter did not cash flow those three contributors income. The baseline HPU used the xx tax transcript income because the business expenses are on the profit and loss statement were not line up with the type of business. Appeal HPU agreed cash flow the income from non-borrowers xx tax transcript. The reason is the same as the baseline review. Non-borrower provided few of profit and loss statement from early this year. The business expenses on the current profit and loss statement are not line up with the business type. Appeal underwriter also acknowledged that the business was increased but the business expenses are not increased that it was actually decreased. Therefore non-borrower income is calculated based on the tax return instead of profit and loss statement. No evidences are available in the latest xx months servicing comments regarding the current status of contesting matter.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Document Showing a Index Numerical Value Prepayment Penalty Rider	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value:xx |---| |----| Comment: NADeferred balance is not mentioned as loan is not modified since origination but tape shows deferred balance is xx. Tape Source: Initial Tape Type:
Field: First Rate Change Date   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: xst rate change date isxx but tape showsxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx, its successors and/or assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Max. rtae at xst adjustment was xx.xx% but tape shows x.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: Negative amortization limit is xx.xx% but tape shows xx.xx%   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Next rate change date isxx but tape showsxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: x.xx%   Comment: Original appraised value of the property is $x,xx,xx.xx but tape shows $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original PI states per Note is xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Referral Date  xx/xx/xxxx Tape Value:xx   Variance: x (Days)   Variance %:    Comment: FC referred onxx but tape showsxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: The maturity date of the loan isxx but tape showsxx. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "The final HUD-x is not signed by all the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is "Moderate" due to the following issues:

x. This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL    Charged: x.xx%    Allowed: x.xx%    Over by: +x.xx%

x. This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    Chargedxx Months     Allowed: xx Months    Over by: xx Months"
* ComplianceEase State Regulations Test Failed (Lvl x)     "x. This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL    Charged: x.xx%    Allowed: x.xx%    Over by: +x.xx%

x. This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    Chargedxx Months     Allowed: xx Months    Over by: xx Months"
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgage."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87190364	xx	645	Not Applicable	15.546%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$20,200.00	2.000%	$616.84	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx,the subject mortgage was originated on xx. The chain of the assignment has been completed. No assignment was done from the xx . No active judgments or liens have been found against the borrower. x and x installments of County taxes for xx have been paid in the cumulative amount ofxx. x and x installments of County taxes for xx have been paid in the cumulative amountxx. x and x installments of County taxes for xx have been paid in the cumulative amountxx. Annual installments of Utilities taxes for xx are delinquent in the amount ofxx
According to the latest payment history as ofxx, the borrower is currently delinquent for one months and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx.	Collections Comments:The loan is currently in Collection and is next due forxx. The last payment was received onxx.The UPB reflected in the payment history is in the amount of $xx,xx.xx.
The reason for the default is a curtailment of income. The intention of the borrower is to retain the subject property.
The loan has been modified since origination. As per modified terms, terms, the unpaid principal balance is $xx,xx.xx of which lender has deferred the amount xx. Hence, the modified principal balance and interest-bearing amount is $xx,xx.xx is Borrower promises to payxx monthly with modified interest rate of x.xx% beginning fromxx with a maturity date ofxx.
No information pertaining to the foreclosure and bankruptcy has been found.
The subject property is owner-occupied. Unable to determine the condition of subject property since latest BPO report is unavailable and the comments are not available in the comment history.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Step modification agreement was made between the Lenderxx.As per modified terms, the unpaid principal balance is xx of which lender has deferred the amount xx Hence, the modified principal balance and interest-bearing amount is xx is Borrower promises to payxx monthly with modified interest rate of x.xx% beginning from xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx, Its Successors And/Or Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note lender name is xx, xx however tape data shows xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per mod loan amortization type is step however tape data shows fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per note loan original maturity term in months is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History xx Tape Value: x Variance: -x Variance %: -xx.xx% Comment: According to the payment history Mos currently delinquent for x months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed Prepayment Term Test : Loan Data: xxMonths  Comparison Data: xMonths  Variance: xxMonths"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is located in xx state. The below Required State disclosures are missing in the given loan files.
x] Affidavit of Consideration.
x] Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
x] Balloon Payment.
x] No Escrow Account,
x] Mandatory Binding Arbitration Disclosures."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be confirmed from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33215499	xx	661	Not Applicable	26.988%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$918.81	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
There is active civil judgment lien against subject property which is in the amount of xx recorded on xx. These all liens already have been searched by the name but no any lien is matching with the subject property or borrower’sxx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from xxx toxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date xxx, and the next due date is xxx. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:According to the latest collection comments as ofxx the loan is in active collections. Review of the payment history dated from xxx toxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date xxx, and the next due date is xxx. Current UPB reflects in the provided payment history is in the amount of xx. The loan was modified onxx and the agreement for the same was made between Wachovia Mortgage FSVB and Hernandez Filemon (Borrowers). The unpaid total balance at the time of Mod was xx however lender agreed to forgive xx% of total balance to modify the loan and the new principal balance was shown as xx. However the MOD shows that the lender is forgiving the accrued interest, outstanding balance and not capitalized interest throughxx. We are not sure about how much the actual principal balance got waived/ forgiven. The MOD worksheet is available in loan file located at “xx” shows the MOD product is xx% balance reduction under which total xx of principal portion got reduced/ forgiven, but MOD agreement / worksheet does not describe the actual amount of principal portion reduction.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date xx
The borrower had given promise to pay the UPB of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment datexx	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: xx is lender per Note   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Original term is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History xx Tape Value: x Variance: -x Variance %: -xx.xx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Settlement date is different from note date (Lvl x) "Note date isxx and settlement date isxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90735178	xx	549	619	36.596%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$34,454.51	4.325%	$1,367.30	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage originated on xx
The chain of assignment has been completed as the loan was originated with xx
No liens are matching with the address of the subject property; however, they were not considered.
xth installment borough taxes of xx are due onxx in the amount of xx.
The annual utilities taxes of xx are due onxx in the amount ofxx and good through tillxx.
No prior years delinquent taxes have been found.
According to the latest payment history, the borrower is delinquent for xx months and the next due date for the payment isxx. The last payment received information is not available. The current unpaid principal balance reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the modification agreement datedxx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for the payment isxx. The last payment received information is not available. The current unpaid principal balance reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the modification agreement datedxx.
Reason for default is unable to be determined.
The loan was modified onxx. The unpaid principal balance was $xx,xx.xx with the interest rate of x.xx %. The borrower promises to pay the monthly P&I of xx beginning fromxx. The maturity date will be onxx. The prior modification was done onxx.
The comment datedxx shows that the foreclosure was initiated in xx and the file was referred to an attorney onxx. However, it was put on hold due to the loss mitigation.
According to the comment datedxx, the foreclosure was again initiated in xx and the file was referred to an attorney onxx. The first legal action was filed onxx as per the foreclosure invoice; however, it was put on hold as the borrower had filed the bankruptcy onxx.
The debtor xx had filed the bankruptcy under Chapter xx with the case number xx-xx onxx. The POC was filed onxx with the secured claim amount of $xx,xx.xx and the amount of arrearage was $xx,xx.xx. The motion for relief was filed onxx. The date of the last filing of bankruptcy wasxx.
The servicing comment datedxx shows that the subject property has been occupied by an unknown party.
No BPO and inspection reports are provided.

Foreclosure Comments:The comment datedxx shows that the foreclosure was initiated in xx and the file was referred to an attorney onxx. However, it was put on hold due to the loss mitigation.
According to the comment datedxx, the foreclosure was again initiated in xx and the file was referred to an attorney onxx. The first legal action was filed onxx as per the foreclosure invoice; however, it was put on hold due to the loss mitigation.

Bankruptcy Comments:The debtor xx had filed the bankruptcy under Chapter xx with the case number xx-xx onxx. The POC was filed onxx with the secured claim amount of $xx,xx.xx and the amount of arrearage was $xx,xx.xx. The motion for relief was filed onxx. The date of the last filing of bankruptcy wasxx.	This modification agreement was signed between the borrowerxx
The unpaid principal balance was xx with the interest rate of x.xx %. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity date will be on xx
The prior modification was done on xx

Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per tape data, current bankruptcy case number is xx. However, review of the available loan files states that it is xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, current bankruptcy POC date isxx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The last payment received information is not available.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, Axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data, lender name is xx, NA. However, review of the available loan files states that it is xx, xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per tape data, loan original maturity term is xx months. However, review of the available loan files states that it is xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx.xx%   Comment: As per tape data, original appraised value is $xx,xx.xx. However, review of the available loan files states that it is $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Referral Date    /x/xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per tape data, referral date isxx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: As per tape data, S&C filing date is xx/x/xx, NA. However, review of the available loan files states that it isxx. Tape Source: Initial Tape Type:	x: Curable	* Lost Note Affidavit (Lvl x) "A Lost Note affidavit found in the loan file located at xxwhich states that the Original Note has been misplaced and/Or Lost."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Late Fees Test: FAIL, Loan Data: x.xx%, Comparison Data: x.xx% and Variance: +x.xx%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct. disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located has been located at xx. The state disclosures are missing from the loan file:
x) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
x) NY Interest Rate Disclosure.
x) NY Hazard Insurance Disclosure.
x) Tax Escrow Account Designation.
x) Mortgage Bankers and Exempt Organizations Pre-application.
x) Part xx Disclosure.
x) Alternative Mortgage Transaction Disclosures.
x) Co-Signer Notice Requirements.
x) Default Warning Notice.
xx) Smoke Alarm Affidavit.
xx) xx Real Property Escrow Account Disclosure.
xx) Subprime Home Loan Counseling Disclosure.
xx) Subprime Home Loan Tax and Insurance Payment Disclosure.
xx) Subprime Home Loan Disclosure.
xx) Commitment Disclosure.
xx) Lock-in Disclosure.
xx) Expiration of Lock-in or Commitment Period."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42272630	xx	631	Not Applicable	23.102%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$564.62	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated xx. The chain of the assignment has been completed.
There are seven IRS liens against the borrower,xx

There are seven state tax liens against the borrower, xx

There is one civil judgment against the borrower,xx. The same judgment was renewed onxx. First and second installments of xx-xx county taxes have been paid in the total amount of $ xx.xx. First installment of xx-xx county taxes has been paid in the amount ofxx and second installment is due in the amount ofxx onxx. No prior year delinquent taxes have been found.
According to the latest payment history as ofxx, the borrower is currently delinquent for x months and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected is in the amount of xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx.	Collections Comments:The loan is currently in the collection and the next due date isxx/xx/xxxxThe last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected is in the amount of xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx. According to collection comment, the reason for default is curtailment of income. According to modified terms, the new principal balance is $xx,xx.xx and the lender has forgiven the principal balance in the amount of xx which exceeds x% of modified principal balance. No foreclosure/bankruptcy activity has been found in the loan file. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.According to comment datedxx, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower,xx
According to modified terms, the new principal balance is xx and the lender has forgiven the principal balance in the amount of xx which exceeds x% of modified principal balance.
Borrower promises to pay P&I ofxx with the initial step interest rate of x.xx% beginning fromxx. The loan was modified with two steps.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, lender name is xx, xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No foreclosure activity was found in the loan file. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in California State. The following disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The subject mortgage was originated onxx. However, according to ROR, the transaction date isxx."
																									* Settlement date is different from note date (Lvl x) "The subject mortgage was originated onxx. However, according to final Hud-x, the settlement date isxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16860360	xx	600	Not Applicable	16.242%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originated on xx
There is an active civil judgment against the borrower in the amount of xx which was recorded onxx.
There is an active Credit card judgment against the borrower in the amount of xx which was recorded onxx
x installment of County tax of xx-xx was paid onxx in the amount of xx.
x installment of County tax of xx-xx is due onxx in the amount of xx.	Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofx/x/xx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of$xx,xx.xx and current interest rate as per payment history is x.xx %. Borrower is currently maxxthe payment according to the note terms.	Collections Comments:Collections Comments:The subject loan is in collection. Review of the collection comments shows that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofx/x/xx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of$xx,xx.xx and current interest rate as per payment history is x.xx %. Borrower is currently maxxthe payment according to the note terms. Foreclosure was initiated in the loan and schedule sale date wasxx. Foreclosure was put on hold due to reinstatement . However no further information is available to understand the current status of foreclosure process. PACER doesn’t not reflect any bankruptcy filed by the borrower. As per comment datedxx subject property is occupied by the unknown party.
Foreclosure Comments:Available servicing comments fromxx toxx  show that the foreclosure was initiated in the loan and schedule sale date wasxx. Foreclosure was put on hold due to reinstatement . However no further information is available to understand the current status of foreclosure process.

Foreclosure Comments:Available servicing comments fromxx toxx  show that the foreclosure was initiated in the loan and schedule sale date wasxx. Foreclosure was put on hold due to reinstatement . However no further information is available to understand the current status of foreclosure process.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure ARM Rider Balloon Rider Missing Required State Disclosures Prepayment Penalty Rider	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Balloon indicator is yes, however tape data shows no. Tape Source: Initial Tape Type:
Field: First Rate Change Date   xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: First rate change date is xx/x/xx, however tape data shows xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx, However tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: max   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: Mos Currently Delinquent per Payment History is x.   Tape Source: Initial   Tape Type:
Field: xx Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: Neg ARM limit percent is xx.xx%, However tape data shows xx.xx%.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Referral Date is not applicable, however tape data showsxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx/x/xx Variance: Variance %: Comment: S&C Filling date is not applicable, however tape data shows xx/x/xx. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD is available in the loan file but it is not signed by the borrower."	* Balloon Rider Missing (Lvl x) "Balloon rider missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "ComplianceEase Risk Indicator is "Elevated" due to prepayment penalty test fail.
The loan charges a prepayment penalty. Prepayment penalty mortgages are not eligible for sale toxx
* Missing Required Disclosures (Lvl x)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state required disclosures are missing from the loan file;
x. Impound Account Disclosure,
x. Cosigner Notice,
x. Private Mortgage Insurance Disclosure,
x. Hazard Insurance Disclosure,
x. Insurer Recommendation Disclosure,
x. Anti-Tying Disclosure,
x. Privacy Notice,
x. Application for Credit-Married Persons,
x. Fair Debt Collection Notice,
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Mortgage - Missing required ARM Rider (Lvl x)     "ARM rider missing from the file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "Prepay rider missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliate Business Disclosure is missing from loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x settlement date isxx which is after then note datexx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51570093	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	11.130%	$695.03	xx/xx/xxxx	Financial Hardship	As per the updated title report datedxx the subject mortgage was originated on xx
The chain of assignment has not been completed. No assignment has been found.
There is one junior mortgage originatedxx and recorded xx
Annual combined taxes of xx are paid in the amount ofxx. No prior delinquency has been found.
According to the payment history as of datedxx, the borrower is delinquent for x months. The last payment was received on xx/x/xx and the payment was made in the amount ofxx(PITI) with an interest rate of xx.xx%. The monthly P&I is in the amount ofxx.The next due date isxx. The latest payment history reflects the UPB in the amount of xx.The borrower had made last payment as per the modification made onxx.	Collections Comments:The loan is currently in collection. No comments found regarding the foreclosure and bankruptcy.
According to the payment history as of datedxx, the borrower is delinquent for x months. The last payment was received on xx/x/xx and the payment was made in the amount ofxx(PITI) with an interest rate of xx.xx%. The monthly P&I is in the amount ofxx.The next due date isxx. The latest payment history reflects the UPB in the amount of xx.The borrower had made last payment as per the modification made onxx.
The loan has modified since the origination, the modification agreement was made between the lender xx, N.A. and borrower xx on xx/x/xx.The new principal balance as per modification is xx.The payment was due onxx and the maturity date is xx/x/xx.The monthly P&I is in the amount ofxx with an interest rate of xx.xx%. The modification reflects the amount is xx forgiven. The modification does not contain balloon payment.
As per the servicing comments the borrower intend to keep the property.
The reason for default as per servicing comments is death of the borrower.
The subject property is owner occupied and is in average condition. No comments found regarding the property damage or repair.

Foreclosure Comments:No evidence of foreclosure has been found in servicing comments.The tape data shows the process of foreclosure have been initiated , the file was referred to an attorney on xx/xx/xxxx
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx.x.The new principal balance as per modification is xx payment was due on xx and the maturity date is xx
The monthly P&I is in the amount ofxx with an interest rate of xx.xx%.
The modification reflects the amount is xx forgiven.
The modification does not contain balloon payment.
Credit Application Credit Report Missing Required State Disclosures	Field: Last Payment Received Date /x/xx Tape Value: xx/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx.   Variance:    Variance %:    Comment: Per NOTE lender name reflectsxx    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: Per origination NOTE term reflects xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: Per payment history submitted next payment due date is x/x/xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Per NOTE loan amount reflects $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx ape Value: xx Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: Per NOTE maturity date reflects xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: Per payment history submitted next payment due date is x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx.The following state disclosures are missing from the loan file.
x. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees"
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56340009	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was recorded oxx
The chain of assignment had been completed as currently the assignment is with xx
Active Judgments and Liens;
x) There are xx judgments against the borrower xx
x) There are x child support liens against the borrower xx
x) There are xx state tax liens against the borrower xx
x) There is one credit card judgment against the borrower
Review of payment history as of datedxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date isxx. The last payment was received onxx in the total amount ofxx for the due date ofxx. The unpaid principal balance according to payment history is in the amount of $xx,xx.xx. The current interest rate is x.xx% with P&I in the amount ofxx.
The borrower has been maxxpayments according to the original ARM note.	Collections Comments:Collection comments available fromxx tillxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date isxx. The last payment was received onxx in the total amount ofxx for the due date ofxx. The unpaid principal balance according to payment history is in the amount of $xx,xx.xx. The current interest rate is x.xx% with P&I in the amount ofxx.
The borrower has been maxxpayments according to the original ARM note.
Foreclosure was not initiated in the loan.
The borrower has not yet filed bankruptcy.
Collection comment datedxx shows that the subject property is owner occupant. Also comment datedxx states that the subject property is in fair condition with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Origination Appraisal	Field: ARM Index Margin Percent .xx% Tape Value: x.xx% |---| x.xx% |----| x.xx% Comment: margin: x.xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate    x.xx%   Tape Value: xx.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: cap per NOTE: xx.xx%   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: floor rate: x.x%   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: first rate change per note: xx/x/xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: last payment receivedxx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx    Tape Value:xx.   Variance:    Variance %:    Comment: lender isxx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: max rate at first adjust: xx.xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: origination balance is xx.xx   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx    Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: no evidence of foreclosure in file   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: maturity date listed as xx/x/xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term    xx   Tape Value: xx   Variance: -x   Variance %: -x.xx%   Comment: remaining term: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "initial escrow account disclosure is missing frorm the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to calculate operative index value from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39898177	xx	734	Not Applicable	19.571%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,115.85	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject property was originated on xx
Chain of assignment has been incomplete.
x. There are senior four State tax liens in the total amounts ofxx
x. There are two junior State tax liens in the total amounts of xx
x. There is junior lien in the total amounts ofxx
Combined taxes have been paid in the amount ofxx andxx is due.
No delinquent taxes have been found.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification terms.
The borrower is currently x months behind his scheduled payments.

Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
The modification agreement was made on xx/x/xx between borrower and Lender. As per MOD document locator (xxlender agreed to forgive the principal amount of xx from UPB which exceeds more than x% from modified UPB.
No information is available to understand the current status of foreclosure process.
No BK was filed by the borrower till date.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx The new modified unpaid principal balance is xx Borrower is maxxthe payment with the rate of x.xx% and modified P&I xx. The principal forgiven amount xx	Affiliated Business Disclosure ARM Rider Missing Required State Disclosures	Field: Last Payment Received Date /x/xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx Axx.,Its Successors and /or Assignees.   Tape Value: xx,  Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Difference between the tape data and audit value in the loan file. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Chargedxx Allowedxx Over By +$xx.xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test:  Chargedxx  Allowedxx Over By +$xx.xx.
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Required state disclosures are missing from the below list.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Mortgage - Missing required ARM Rider (Lvl x)     "AEM rider is missing from the loan file"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11518813	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
No assignments have been found; however, the current assignment is with the lender xx
There is one active junior mortgage against the subject property in the favor oxx
No judgment and liens are open against the borrower.
First and Second installment county taxes of xx-xx have been paid onxx respectively in the amount of xx and xx respectively.
First and Second installment county taxes of xx-xx have been paid onxx andxx in the amount of xx and xx respectively.
First installment county taxes of xx-xx have been paid onxx and Second installment taxes are due onxx each in the amount of xx respectively.
No prior years delinquent taxes have been found.

According to a review of the payment history as ofxx, the borrower is currently delinquent for x months and the next due date for payment isxx. The last payment was received onxx in the amount of xx, which was applied toxx. The UPB reflected in the latest payment history is in the amount of $xx,xx.xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment isxx. The last payment was received onxx, in the amount of xx which was applied forxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx.
It has been unable to determine the reason for default from the servicing comment.
No foreclosure activity has been initiated.
No information pertaining to bankruptcy has been found.
As per the comment datedxx, the lender offered to the borrower trial payment plan which was started fromxx toxx with the monthly trial payment xx. However, no further details related to a trial payment made has been found.
As per the comment datedxx, the property was inspected onxx. The subject property has been occupied by the unknown party and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date xx/xx/xxxx Tape Value: xx/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, N.A.   Tape Value:xx .   Variance:    Variance %:    Comment: The Lander name is xx. N.A.. However, the tape data shows thatxx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: Fixed   Variance:    Variance %:    Comment: The Loan Amortization Type is Revolving. However, the tape data shows that Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: The loan original Maturity term months is xx. However, the tape data shows that xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The S&C Date is N/A.. However, the tape data shows that x/xx..   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Tape Value: xx/x/xx Variance: x (Days) Variance %: Comment: The stated Maturity date is xx/x/xx. However, the tape data shows that xx/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application/xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following require state disclosures are missing from the loan file.
x.Impound Account Disclosure.
x.Cosigner Notice.
x.Private Mortgage Insurance Disclosure.
x.Hazard Insurance Disclosure.
x.Insurer RecommendationDisclosure.
x.Anti-Tying Disclosure.
x.Privacy Notice.
x.Notice of Right to Copy of Appraisal.
x.Application for Credit-Married Persons.
xx.Fair Debt Collection Notice.
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12871264	xx	720	Not Applicable	29.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originatedxxThe chain of assignment has not been found. No active judgments or lines found. x county tax of xx-xx has been paid onxx in the amount of xx. x county tax of xx-xx is due onxx in the amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for xx months. The last payment was received onxx the payment applied date wasxx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx.The UPB reflected as per the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayments as per ARM Note.	Collections Comments:The loan is currently in Foreclosure. According to the payment history as of xx, the borrower is currently delinquent for xx months. The last payment was received onxx which was applied for the due date ofxx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx.The UPB reflected as per the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayments as per ARM Note. The reason for default is Unemployment / Decreased Inc. The subject property has been occupied by the owner. According to the PACER, the borrower had filed for bankruptcy under chapter-x with the case#xx-xx onxx. The date of the last filing bankruptcy isxx. The case was discharged on xx and terminated onxx. The Motion for Relief From Stay was filed onxx. The foreclosure was initiated and the file was referred to an attorney but referred date unavailable. As per tape data, the complaint was filed on xx. However, no information has been found. No damages or repair have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney but referred date unavailable. As per tape data, the complaint was filed on xx. However, no information has been found.
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-x with the case#xx-xx onxx. The date of the last filing bankruptcy isxx. The case was discharged on xx and terminated onxx. The Motion for Relief From Stay was filed onxx.	Not Applicable	x-x Family Rider Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: First Rate Change Date /x/xx Tape Value:xx |---| -xx (Days) |----| Comment: First Rate Change Date usxx. However, the tape data reflectsxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name is xx, axx. However, the tape data reflects xx, NA.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Max Rate At First Adjustment is xx.xx%. However, the tape data reflects x.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent xx.xx% Tape Value: xx.xx% Variance: -xx.xx% Variance %: -xx.xx% Comment: Negative Amortization Limit Percent is xx.xx%. However, the tape data reflects xx,xx.xx%. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing required x-x family rider (Lvl x)     "x-x family rider is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State. The following state disclosures are missing from the loan files.
..?Impound Account Disclosure
..?Cosigner Notice
..?Private Mortgage Insurance Disclosure
..?Earthquake Disclosure for condominiums
..?Hazard Insurance Disclosure
..?Insurer RecommendationDisclosure
..?CA Fair Lending Notice
..?Anti-Tying Disclosure
..?Privacy Notice
..?Notice of Right to Copy of Appraisal
..?Application for Credit-Married Persons
..?Fair Debt Collection Notice
..?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl x)     "Unable to confirm operative index value from available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The subject property is located in CA. However, the settlement date isxx which is different from note datexx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75799290	xx	650	Not Applicable	14.847%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of Updated title report datedxx the subject mortgage was originated xx
The chain of assignment has not been provided in the Updated title report.
There are no active liens and judgments.
First county taxes of xx-xx have been paid in the amount ofxx.
Second county taxes of xx-xx have been due in the amount ofxx which will due forxx.
No prior years of delinquent taxes have been found.

The review of payment history as ofxx the borrower is currently delinquent for x months and next due date isxx. The last payment was received onxx in the amount ofxx which was applied toxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of xx. The borrower has been maxxpayment as per Notice of Mortgage Payment change located atxx	Collections Comments:The loan is currently in the collection and next due date isxx. The last payment was received onxx in the amount ofxx which was applied toxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of xx. The borrower has been maxxpayment as per Notice of Mortgage Payment change located at( xx
The loan has not been modified since origination.
The reason for default has not been found.
The foreclosure was initiated and referred to an attorney onxx. The complaint was filed onxx. However, the borrower xx had filed bankruptcy under Chapter xx with the case# xx-xx onxx and foreclosure put on hold.
The borrower xx had filed bankruptcy under Chapter xx with the case# xx-xx onxx. The plan was confirmed onxx. The POC was filed onxx with the secured claim amount of xx and the arrearage is xx. The Schedule D of Voluntary petition shows the value of the collateral is $xx,xx and the amount of claim is xx. According to the Amended Chapter xx plan datedxx, the debtor shall pay the trusteexx per month for x months andxx per month for xx months. The base plan amount is xx. According to the Notice of Mortgage Payment change datedxx, the new total payment isxx.
According to comment datedxx, the subject is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney onxx. The complaint was filed onxx. However, the borrower xxhad filed bankruptcy under Chapter xx with the case# xx-xx onxx and foreclosure put on hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case# xx-xx onxx. The plan was confirmed onxx. The POC was filed onxx with the secured claim amount of xx and the arrearage is xx. The Schedule D of Voluntary petition shows the value of the collateral is $xx,xx and the amount of claim is xx. According to the Amended Chapter xx plan datedxx, the debtor shall pay the trusteexx per month for x months andxx per month for xx months. The base plan amount is xx. According to the Notice of Mortgage Payment change datedxx, the new total payment isxx.	Not Applicable	x-x Family Rider Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Borrower xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing required x-x family rider (Lvl x)     "As per Appraisal report, the subject property type is three families. However, the x-x family rider is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Unable to determine Operative index value since supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the"
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per Note, the note date isxx. The final HUD-x shows the settlement date isxx. However, ROR transaction date isxx which is inconsistent from Note and HUD-x."
																									* Settlement date is different from note date (Lvl x) "As per Note, the note date isxx. However, final HUD-x shows the settlement date isxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85478109	xx	733	Not Applicable	26.076%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$958.02	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated onxx. The chain of assignment has not been provided with the updated title. The subject mortgage is with the original lender. There are no active liens and judgments against the borrower and the subject property. The county first installment taxes for the year xx have been paid in the total amount ofxx. No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount ofxx which was applied for the due date of xx/x/xx. The UPB reflected in the amount of $xx,xx.xx. The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification agreement which was made onxx.	Collections Comments:According to the serving comments, the loan is in active collections.
According to the payment history as ofxx, the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount ofxx which was applied for the due date of xx/x/xx. The UPB reflected in the amount of $xx,xx.xx.
The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification agreement which was made onxx between the borrowexx and the lenderxx Home Mortgage. According to the modified terms, the new principal balance is $xx,xx.xx. Currently, the borrower has been maxxthe payments as per the rate of interest x.xx% and the P&Ixx beginning from xx/x/xx for xx months. The new maturity date isxx.
No post-closing bankruptcy activity has been found.
As per the review of loan files, the foreclosure was initiated in xx. The file was referred to an attorney and the first legal action was completed onxx. However, the foreclosure was put on hold due to loan modification which was made onxx.
As per the collection comments, the subject property is owner-occupied with no damages or repairs.
Foreclosure Comments:As per the review of loan files, the foreclosure was initiated in xx. The file was referred to an attorney and the first legal action was completed onxx. However, the foreclosure was put on hold due to loan modification which was made onxx.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification agreement which was made on xx. According to the modified terms, the new principal balance is xx Currently, the borrower has been maxxthe payments as per the rate of interest x.xx% and the P&Ixx beginning fromxx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: loan original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History xx Tape Value: x Variance: -x Variance %: -xx.xx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xxThe following required State Disclosures are missing from the loan file.
x.  Impound Account Disclosure
x.  Cosigner Notice
x.  Private Mortgage Insurance Disclosure
x.   Earthquake Disclosure forCondominiums
x.  Hazard Insurance Disclosure
x.  Insurer RecommendationDisclosure
x.  CA Fair Lending Notice
x.  Anti-Tying Disclosure
x.  Privacy Notice
xx.  Notice of Right to Copy of Appraisal
xx.  Application for Credit-Married Persons
xx.  Fair Debt Collection Notice
xx.  Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The loan was originated onxx; however, ROR expiration date isxx."
																									* Settlement date is different from note date (Lvl x) "The loan was originated onxx and settled onxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64102813	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx
The chain of the assignment has been completed as the loan was originated with xx
There is a state tax lien against xx
Two junior mortgages against the subject property as follows:
First in the favor ofxx
Second in the favor of xx
There is also a credit card judgment against the borrower xx
The annual Town, County and Other taxes of xx have been paid in the cumulative amount of $x,xx.
The annual combined taxes of xx are delinquent in the amount ofxx, which are due onxx and good through till
x/xx/xx.	According to the latest payment history as ofxx, the borrower is delinquent for x months and the next due date for the payment isxx. The last payment was received onxx in the amount of xx, which was applied forxx. The borrower has been maxxthe payment as per Note terms.	Collections Comments:According to the servicing comments, the loan is in foreclosure and the next due date for the payment isxx. The last payment was received onxx in the amount of xx, which was applied forxx. The borrower has been maxxthe payment as per Note terms.
Reason for default is an excessive obligation.
The loan has not been modified since origination.
According to the comment datedxx, the foreclosure was initiated in xx and the file was referred to an attorney onxx. According to the updated title report, the complaint was filed onxx with case #xx-xx. According to the comments, the borrower is trying to reinstate the loan. However, no further details have been found.
No evidences have been found in the latest xx months of servicing comments regarding the bankruptcy.
The servicing comment dated xx/x/xx, the subject property is owner-occupied.
No BPO and inspection reports are provided.

Foreclosure Comments:According to the comment datedxx, the foreclosure was initiated in xx and the file was referred to an attorney onxx. According to the updated title report, the complaint was filed onxx with case #xx-xx. According to the comments, the borrower is trying to reinstate the loan. However, no further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: The lat payment was received onxx. Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: The mos currently delinquent per payment history is x.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: According to the updated title report, the complaint filed onxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date    /x/xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per note, the stated maturity date isxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As appraisal is missing, it is unable to determine the subject property type. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application/xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrowers."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83726128	xx	657	647	26.881%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated xx
The chain of the assignment has been completed as no assignment has been done byxx
There is a senior mortgage in the amount of $xx,xx originated on xx
There is a state tax line in the favor ofxx
There is a state tax line in the favor of xx
There is a civil judgment in the favor of xx
There is a civil judgment in the favor of xx
The second installment combined taxes of xx are due in the amountxx.
The first installment combined taxes of xx have been paid in the amount ofxx.
The fourth installment combined taxes of xx have been paid in the amount ofxx.
The third installment combined taxes of xx have been paid in the amount ofxx.
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment isxx. The last payment was received onxx in the amount of xx for the due date ofxx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the ARM notice located xx	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment isxx. The borrower had filed the bankruptcy under chapter xx with the case#xx-xx onxx and the plan was confirmed onxx. The POC was filed onxx with the secured claim amount of xx and arrearage amount is xx. According to the order confirming chapter xx plan, the debtor shall payxx for xx months. The date of the last filing bankruptcy was xxx. The foreclosure was initiated and the complaint was filed onxx. The borrower had filed the bankruptcy under chapter xx with the case#xx-xx onxx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment isxx. The last payment was received onxx in the amount of xx for the due date ofxx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the ARM notice located at 'xx_SL - ARM Notices_xx_xxx'. The comment datedxx shows that the reason for default is unemployment. According to the comment datedxx, the subject property is vacant. No damage and repairs have been found. The loan has not been modified since origination.

Foreclosure Comments:The foreclosure was initiated and the complaint was filed onxx. The borrower had filed the bankruptcy under chapter xx with the case#xx-xx onxx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case#xx-xx onxx and the plan was confirmed onxx. The POC was filed onxx with the secured claim amount of xx and arrearage amount is xx. According to the order confirming chapter xx plan, the debtor shall payxx for xx months. The date of the last filing bankruptcy was xxx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: The borrower had filed the bankruptcy under chapter xx with the case#xx-xx onxx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filed onxx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Note has a first rate change date ofxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The original lender was xx
Field: Max Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Note has a maximum limit of xx.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: The note has a negative amortization limit of xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The next rate change date isxx.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: The referral date is not available.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The S&C filing date isxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Note has a maturity date ofxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment term test.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)discount points which may be labeled as an origination fee."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xxThe following state disclosures are missing from the loan file.
x.NJ Application Disclosure.
x.Delivery Fee Authorization.
x.NJ Attorney Disclosure.
x.The unacceptability of Insurance Notice.
x.Attorney Disclosure II.
x.Tax Bill Information.
x.Private Well Testing.
x.Lock-In Agreement.
x.Commitment Disclosures.
xx.Choice of Insurer Disclosure.
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined since the supporting documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10090524	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$785.63	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated onxx
The chain of the assignment has been completed as no assignment has been done by xx
There is an IRS lien in the favor of xx
There is a state tax lien in the favor xx
There is an IRS lien in the favor xx
There is an IRS lien in the favor xx
There is an IRS lien in the favor xx
There is an IRS lien in the favor xx
There is a state tax lien in the favor of xx
There is an IRS lien in the favor oxx
The annual combined taxes of xx have been paid in the amountxx. No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment isxx. The last payment was received onxx in the amount ofxx for due datexx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement.

Collections Comments:The review of the collection comment shows that the loan is in the foreclosure and the next due date for the payment isxx. The foreclosure was initiated and the complaint was filed onxx. No further details have been found regarding foreclosure. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment isxx. The last payment was received onxx in the amount ofxx for due datexx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made between the borrower Marveen Helms and John B Helms and the lenderxx Home Mortgage onxx. The loan has been modified once since origination. The Co-borrower Marveen H. Helms had deceased onxx. However, the death certificate is not available in the loan file. No damage and repairs have been found. No information pertaining to bankruptcy has been found.

Foreclosure Comments:The foreclosure was initiated and the complaint was filed onxx. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xxThe modified UPB is in the amount of xx with an interest rate of x% and P&I ofxx. The first payment started from xx. There is no provision for the balloon payment and it has x modification steps. The principal balance in the amount of xx has been forgiven. The loan has been modified once since origination.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: Wachovia Bank, National Association   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is Wachovia Bank, National Association.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step as per modification.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: Original loan term is xx as per note.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: The referral date has not been found.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date /x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: The foreclosure was initiated and the complaint was filed onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of South Carolina. The following state disclosures are missing from the loan file.
x.Agent Preference Disclosure.
x.Casualty Insurance Disclosure.
x.Manufactured Home Loan  Disclosures."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is neither signed nor dated by the borrower."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9286357	xx	621	Not Applicable	30.429%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$90,000.00	2.000%	$281.34	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the mortgage which was dated xx
There are active judgments as follows:
x. Civil judgment in the amount of xx in the favor xx
x. Civil judgment in the amount of xx in the favor oxx
x. Two civil judgments in the amounts of xx & xx in the favor ofxx
The County taxes for the year xx-xx second installment are due in the amount of xx. All priors are paid.
Review of the payment history states that the borrower has been delinquent for more than x months. The last payment was received in the amount ofxx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of xx.	Collections Comments:The loan is currently delinquent for more than x months. The last payment was received in the amount ofxx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of xx.
No bankruptcy activty and foreclosure have been found.
The updated title report states that there is a civil judgment and the County taxes for the year xx-xx second installment are due.
The reason for default is mentioned as death of the member in the family.
The occupancy is occupied by owner and no damages were found. The borrower intends to keep the property as per the servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement made between the borrower and the lender on xx It is a five step modification. The UPB is xx the forgiven amount is xx the deferred amount is xx and the interest bearing amount ixx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures	Field: Last Payment Received Date Loan Value:xx Tape Value: xx/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History xx Tape Value: x Variance: -x Variance %: -xx.xx% Comment: Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "Updated ROR Transaction date asxx which is not consistent with Note datexx."
																									* Settlement date is different from note date (Lvl x) "Updated settlement date asxx as per the Final HUD-x which is different from note datexx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52064527	xx	676	692	21.327%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated oxx
There are nine state tax liens against the borrower, xx. First six state tax liens are in the favor xx
There is one civil judgment against the borrower, xx.First installment county taxes of  has been paid in the total amount of xx and second installment is due in the amount of xx. No prior year delinquent taxes have been found.
According to the latest payment history as ofxx, the borrower is currently delinquent for x months and the next due date ofxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The borrower has been maxxpayments as per ARM terms. The loan has not been modified since the origination.	Collections Comments:The loan is currently in the bankruptcy and the next due date is the next due date ofxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The borrower has been maxxpayments as per ARM terms. The loan has not been modified since the origination.
According to review of the collection comment, the foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. However, foreclosure was put on hold due to the borrower,xx had filed the bankruptcy under chapter xx with the case #xx-xx onxx and the plan was confirmed onxx. According to the voluntary petition schedule D, the value of the collateral is $ xx,xx.xx and the amount of secured claim is $ xx,xx.xx. The POC was filed by the creditor for the secured claim amount of $xx,xx.xx and the amount of arrearage is $ xx,xx.xx.
According to order of confirming chapter xx plan datedxx, the debtor shall pay to the trustee in the amount ofxx for x months, thenxx for remaining xxmonths. The estimated arrearage mentioned in chapter xxplan datedxx is in the amount of xx which will be paid with the monthly payment ofxx for xx months. According to notice of mortgage payment change which was filed onxx, the new mortgage payment is in the amount of xx out of which P&I in the amount of xx which was due fromxx. The interest rate is x.xx%
Trustee’s notice of motion and motion to dismiss chapter xx case due to material default of the plan was filed onxx. Voluntary dismissal of trustee's motion to dismiss case was filed onxx.
According to comment dated xx/x/xx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to review of the collection comment, the foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx.However, foreclosure was put on hold due to the borrower,xx had filed the bankruptcy under chapter xx with the case #xx-xx onxx and the plan was confirmed onxx.
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx with the case #xx-xx onxx and the plan was confirmed onxx. According to the voluntary petition schedule D, the value of the collateral is $ xx,xx.xx and the amount of secured claim is $ xx,xx.xx. The POC was filed by the creditor for the secured claim amount of $xx,xx.xx and the amount of arrearage is $ xx,xx.xx.
According to order of confirming chapter xx plan datedxx, the debtor shall pay to the trustee in the amount ofxx for x months, thenxx for remaining xxmonths. The estimated arrearage mentioned in chapter xxplan datedxx is in the amount of xx which will be paid with the monthly payment ofxx for xx months. According to notice of mortgage payment change which was filed onxx, the new mortgage payment is in the amount of xx out of which P&I in the amount of xx and interest rate of x.xx% which was due fromxx.
Trustee’s notice of motion and motion to dismiss chapter xx case due to material default of the plan was filed onxx. Voluntary dismissal of trustee's motion to dismiss case was filed onxx.
Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: POC is dated July xx, xx. Tape Source: Initial Tape Type:
Field: First Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Mortgage note reflects first rate change date is March xx, xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Mortgage note reflects lender is xx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note, the max rate is xx.xx%   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx   Variance:    Variance %:    Comment: As per the note, the subject property address is xx  Tape Source: Initial   Tape Type:
Field: Referral Date   xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Mortgage note reflects maturity date is March xx, xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl x) "The subject mortgage was originated onxx and the final TIL date isxx. However, final Hud-x shows settlement date asxx which is prior to mortgage origination date."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xxState. The following disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per the note, the note date isxx. However, according to ROR , the transaction date is xx/x/xx."
																									* Settlement date is different from note date (Lvl x) "The subject mortgage was originated onxx. However, final Hud-x shows settlement date asxx which is prior to mortgage origination date and the disbursement date asxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14682114	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated xx
No active judgments or liens have been found.
The annual county taxes for xx-xx have been paid in the amount ofxx.
The annual county taxes for xx-xx have been paid in the amount ofxx.
The annual county taxes for xx-xx have been paid in the amount ofxx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment isxx. The last payment was received on xx/x/xx in the amount of xx for the due date ofxx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the Note terms.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment isxx. The comment datedxx shows that the reason for default was a curtailment of income. The comment datedxx reveals that the roof requires repairs. No information pertaining to completion of repairs and an insurance claim have been found. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment isxx. The last payment was received on xx/x/xx in the amount of xx for the due date ofxx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the Note terms. No information pertaining to bankruptcy and foreclosure have been found. The loan has not been modified since origination. The current occupancy has not been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: ARM Lifetime Floor Percent Loan Value: x.xx% Tape Value: x.xx% |---| x.xx% |----| x.xx% Comment: The ARM Lifetime floor per. is x.xx%. However, the tape data shows that x.xx%. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: B   Variance:    Variance %:    Comment: The Borrower #x Middle Name is xx. However, the tape data shows B.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The First rate change date isxx. However, the tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx.   Variance:    Variance %:    Comment: lender name isxx
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: The Max rate at first adjustment is xx.xx%. However, the tape data shows x.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The Next change rate date isxx. However, the tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: x.xx%   Comment: The original Balance is xx. However, the tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx    Tape Value: xx     Variance:    Variance %:    Comment: The property address street is xx Harmony Avenue.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The S&C filling date is N/A. However the tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The Stated Maturity date isxx. However, the tape data shows thatxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -xx Variance %: -x.xx% Comment: The stated remaining term is xx. However, the tape data shows xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xxThe following state disclosures are missing from the loan file.
x.Affidavit of Consideration.
x.Affidavit of Disbursement.
x.First Time Buyers Affidavit.
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
x.Balloon Payment.
x.No Escrow Account.
x.Mandatory Binding Arbitration Disclosures.
x.Home Buyer Education and Counseling Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined since the supporting documents are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71064891	xx	547	Not Applicable	32.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage originated on xx
First installment of annual county property tax for the year xx is paid onxx in the amount of xx.
Second installment of annual county property tax for the year xx is due onxx in the amount of xx.
Annual utility tax for the year xx is delinquent in the amount ofxx which was due onxx and the good through date wasxx.
First installment of annual county property tax for the year xx is paid onxx in the amount of xx.
Second installment of annual county property tax for the year xx is paid onxx in the amount of xx.
A UCC lien is active against the subject property originated on xx
A civil judgment is active against the subject property in the amount ofxx held by “xx
A civil judgment is active against the subject property in the amount ofxx held by “xx
A civil judgment is active against the subject property in the amount ofxx held by “xx
A civil judgment is active against the subject property in the amount ofxx held by xx	The review of payment history as ofxx reflects the borrower is delinquent for xx months and next payment due date isxx. The last payment was received onxx which was applied for the due datexx per the tape data provided as the payment history begins onxx. The current unpaid principal balance per the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The review of payment history as ofxx reflects the borrower is delinquent for xx months and next payment due date isxx. The last payment was received onxx which was applied for the due datexx per the tape data provided as the payment history begins onxx. The current unpaid principal balance per the payment history is in the amount of xx.

The debtor xx filed bankruptcy on xxx under chapter xx under case number xx-xx.  According to history of the case provided by PACER, the plan was filed on xxx with the petition.  Proof of claim was filed onxx in the amount of xx and the amount of arrearage as per proof of claim was xx.  Per the servicing comments, a plan objection was being filed since the plan did not include any payments for subject loan.  Additionally, the plan is not feasible as monthly income is not sufficient to repay arrears and ongoing payments.  An amended chapter xx plan was filed onxx according to which all arrears, including all past due payments, late charges, escrow deficiency, legal fees and other expenses due to the mortgage totaling xx may be capitalized pursuant to a loan modification however, the plan is not confirmed yet.  Motion to dismiss case was filed onxx.
Prior to this bankruptcy, another bankruptcy was filed by debtorxx under chapter xx case number xx-xx and the debtor was dismissed onxx.

Foreclosure was initiated on the subject property in xx. The file was referred to attorney onxx and the Complaint was filed onxx.  Judgment was entered onxx and the sale was scheduled forxx. The sale was later postponed toxx however, the foreclosure was placed on hold due to the bankruptcy which was filed on xxx.

As per comment datedxx, subject property is occupied by owner.
As per updated title report datedxx, annual utility tax for the year xx is delinquent in the amount ofxx which was due onxx and the good through date wasxx.

No delinquent taxes were found.
No evidence regarding property damage was found.
The Small Residential Income Property Appraisal Report located in the file is dated xxx and reflects the property is xx
Foreclosure Comments:Foreclosure was initiated on the subject property in xx. The file was referred to attorney onxx and the Complaint was filed onxx.  Judgment was entered onxx and the sale was scheduled forxx. The sale was later postponed toxx however, the foreclosure was placed on hold due to the bankruptcy which was filed on xxx.
Bankruptcy Comments:The debtorxx filed bankruptcy on xxx under chapter xx under case number xx-xx.  According to history of the case provided by PACER, the plan was filed on xxx with the petition.  Proof of claim was filed onxx in the amount of xx and the amount of arrearage as per proof of claim was xx.  Per the servicing comments, a plan objection was being filed since the plan did not include any payments for subject loan.  Additionally, the plan is not feasible as monthly income is not sufficient to repay arrears and ongoing payments.  An amended chapter xx plan was filed onxx according to which all arrears, including all past due payments, late charges, escrow deficiency, legal fees and other expenses due to the mortgage totaling xx may be capitalized pursuant to a loan modification however, the plan is not confirmed yet.  Motion to dismiss case was filed onxx.

Prior to this bankruptcy, another bankruptcy was filed by debtor xx onxx under chapter xx case number xx-xx and the debtor was dismissed onxx.	Not Applicable	x-x Family Rider Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per tape data, current bankruptcy case number is xx. However, review of the available loan files states that it is xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, current bankruptcy POC date isxx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, first rate change datexx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data, lender name is xx, NA. However, review of the available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: x.xx%   Variance:    Variance %:    Comment: As per tape data, max rate at first adjustment is x.xx%. However, review of the available loan files states that it is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: As per tape data, negative amortization limit percent is xx,xx.xx%. However, review of the available loan files states that it is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, next rate change date isxx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx   Tape Value: xx    Variance:    Variance %:    Comment: As per tape data, property address street is  However, review of the available loan files states that it is xx xxnd St.   Tape Source: Initial   Tape Type:
Field: Referral Date  xx/xx/xxxx Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per tape data, referral date isxx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, S&C filing date isxx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per tape data, stated maturity date isxx. However, review of the available loan files states that it isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to failing the State Regulations Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan has failed the ComplianceEase State Regulations Test.
This loan failed the Late Fees Test.  The loan data is x.xx%, Comparison data is x.xx% and the Variance is +x.xx%."
* Missing required x-x family rider (Lvl x)     "The x-x family rider is missing from the loan file.  The subject property is a x Family Residence however the loan was originated as a Single Family per the approval and the appraisal at origination being on a xx and showing it is a x unit dwelling."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The state disclosures missing from the loan file are:
-xxConsumer Credit Disclosure / Fair Credit Reporting Notice
- xxnterest Rate Disclosure
- xx Hazard Insurance Disclosure
- Tax Escrow Account Designation
- Default Warning Notice
- Smoke Alarm Affidavit
- xx Real Property Escrow Account Disclosure
- Subprime Home Loan Counseling Disclosure
- Subprime Home Loan Tax and Insurance Payment Disclosure
- Subprime Home Loan Disclosure
- Lock-in Disclosure
																									- Expiration of Lock-in or Commitment Period"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11981	xx	645	Not Applicable	26.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated xx
The chain of assignment has not been found.
No active judgments or liens have been found.
x installment County tax of xx  has been paid onxx, in the amount of xx.
x installment County tax of xx  has been paid onxx, in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.
Collections Comments:As per the review of the comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.
The reason for the default is Curtailment of Income. The subject property has been occupied by the owner.
The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe complaint was filed onxx. No further details have been found.
No damages or repair have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is ARM. However, the tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Unavailable   Tape Value: x.xx%   Variance:    Variance %:    Comment: Max Rate At First Adjustment Unavailable. However, the tape data reflects x.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: Negative Amortization Limit Percent is xx.xx%. However, the tape data reflects xx,xx.xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Next Rate Change Date isxx. However, the tape data reflectsxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: S&C Filing Date isxx. However, the tape data reflects xx/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State. The following state disclosure is missing from the loan files.  Freedom to Choose Insurance Company and InsuranceProfessional."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90053634	xx	740	Not Applicable	24.847%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$41,943.05	2.250%	$793.65	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originated xx
The chain of assignment is complete. The latest assignment of mortgage is with xx.
Active judgments or liens have been found pending are as follows:
x) Credit Card Judgment against the borrower xx
x) Credit Card Judgment against the borrower xx
No prior delinquent taxes have been found pending.	Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.	Collections Comments:Loan is in active foreclosure. Provided payment history fromxx toxx reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.
According to the servicing comments, the subject property was owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is illness of borrower / family. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective fromxx.
The borrower had given promise to pay the UPB of $xx,xx.xx with interest rate of x.xx% with P&I ofxx with step amortized type and it was beginning from first payment date onxx and ends with the maturity date ofxx. The rate changes in x steps ending at x.xx%.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date onxx. The UPB that has been amortized is $xx,xx.xx as an interest bearing amount.
According to the available servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney onxx. The foreclosure complaint was filed onxx and the notice of lis pendens was filed onxx with case # xxx. According to the servicing comment datedxx, the borrower is interested in loss mitigation. Since the comments are available only up-toxx, we are not able to determine the further foreclosure proceedings.
The borrower xx had filed bankruptcy under chapter xx with case #xx. The last petition was filed onxx. The bankruptcy case was further dismissed for failure to make plan payments and also got terminated onxx.

Foreclosure Comments:According to the available servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney onxx. The foreclosure complaint was filed onxx and the notice of lis pendens was filed onxx with case # xxx. According to the servicing comment datedxx, the borrower is interested in loss mitigation. Since the comments are available only up-toxx, we are not able to determine the further foreclosure proceedings.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case #xx. The last petition was filed onxx. The bankruptcy case was further dismissed for failure to make plan payments and also got terminated onxx.
According to the amended chapter xx plan dated onxx, the debtor shall pay to the trustee the sum of xx for x months to xx months and then xx for xx to xx months.	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of xx with interest rate of x.xx% with P&I ofxx with step amortized type and it was beginning from first payment date onxxThe rate changes in x steps ending at x.xx%.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx The UPB that has been amortized is xx as an interest bearing amount.	x-x Family Rider Missing Required Disclosures Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx , Its Successors and/or Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data, lender name is xx, NA. However, the review of available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per tape data, loan amortization type is fixed. However, the review of available modification agreement states that it is step amortized.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: As per tape data, loan original maturity term is xx months. However, the review of available loan files states that it is xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, S&C filing date is xx/x/xx. However, the review of available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data, stated maturity date isxx. However, the review of available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: As per tape data, stated remaining term is xx months. However, the review of available loan files states that it is xx months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing required x-x family rider (Lvl x) "x-x family rider is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx. The following state disclosures are missing from the loan file.
x) Anti-Coercion Notice
x) Title Insurance Disclosure
x) Radon Gas Disclosure
																									x) Insurance Sales Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95856733	xx	605	569	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx shows that the subject mortgage was originated on xx
There chain of assignment has been completed. Currently, the mortgage is with xx.
There is one state tax lien active against the xx
First and Second county taxes for xx have been paid in the total amount of xx.
The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I is xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The Payment History dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I is xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the Note.
According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. Schedule D in voluntary petition dated xx/x/xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xx,xx.xx. However, unsecured portion remained asxx. POC was filed by xx, NA onxx, in the secured claim amount xx and an arrearage in the amount of xx. Chapter xx plan was filed on xx/x/xx. Amended plan was filed onxx, which states that arrearage was included in the plan for the amount xx and regular payment will pay directly to creditor as per pro rata. This plan was confirmed onxx.
There is no foreclosure activity found in recent xx month.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. Schedule D in voluntary petition dated xx/x/xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xx,xx.xx. However, unsecured portion remained asxx. POC was filed by xx, NA onxx, in the secured claim amount xx and an arrearage in the amount of xx. Chapter xx plan was filed on xx/x/xx. Amended plan was filed onxx, which states that arrearage was included in the plan for the amount xx and regular payment will pay directly to creditor as per pro rata. This plan was confirmed onxx.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per pacer the case number is xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: x (Days)   Variance %:    Comment: The POC date isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx    Tape Value:xx.   Variance:    Variance %:    Comment: As per note the lender name isxx .   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per note the original balance is $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: not in foreclosure.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per note the stated maturity date isxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term x Tape Value: xx Variance: -x Variance %: -x.xx% Comment: The stated remaining term is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application/xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
?VA Application Disclosure
?Choice of Settlement Agent Disclosure
?Disclosure of Charges For Appraisal or Valuation
?Copy of Appraisal or Statement of Appraised Value
?Affiliated Business Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95092303	xx	656	Not Applicable	29.400%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$636.90	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated onxx AOM is missing from the updated title report datedxx however there is no such document to verify the current assignee.
No active liens and judgment have been found on updated title report.
Annual county tax of xx was paid in the amount of xx.
x installment of county tax of xx is due onxx in the amount ofxx.
x installment of county tax of xx is due onxx in the amount ofxx.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comments shows that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms. Loan modification agreement was made between the borrower and Lender onxx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxxwhich will get changed periodically that began onxx. The new principal balance is $xx,xx.xx. The interest bearing amount is $xx,xx.xx and the maturity date isxx. Reason for Modification is Financial Hardship.
Review of the collection comment shows that the foreclosure was initiated and referred to attorney onxx. as per collection comment dated xx/x/xx, Foreclosure file was closed and the reason was "process complete". No more information available in the latest xx months collection comments.
PACER did not reflect any bankruptcy filed by the borrower.
Foreclosure Comments:Review of the collection comment shows that the foreclosure was initiated and referred to attorney onxx. As per collection comment dated xx/x/xx, foreclosure file was closed and the reason was "process complete". No more information available in the latest xx months collection comments.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxxwhich began on xx The new principal balance is xx The interest bearing amount is xx	Affiliated Business Disclosure Missing Dicsloures	Field:xxLoan Value: Yes Tape Value: No |---| |----| Comment:xx is yes, however tape data shows No. Tape Source: Initial Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan original maturity term months is xx, however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment: Mos currently delinquent per payment history is x, however tape data shows x.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx   Tape Value: xx    Variance:    Variance %:    Comment: Property address street shows xx, however tape data shows xx .   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/x/xx Variance: Variance %: Comment: S&C Filing Date is not applicable, however tape data shows xx/x/xx. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD is available in the loan file but it is not executed by the borrower."	* Missing Required Disclosures (Lvl x) "List of service provider is missing from loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliate Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x settlement date isxx which is after note datexx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89535028	xx	676	Not Applicable	27.216%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.925%	$836.69	xx/xx/xxxx	Financial Hardship	According to property report datedxx, the subject mortgage was originated onxx
There is credit card judgment open against the borrower in the favor oxx
Parcel IDxx
Annual county taxes for xx are due onxx in the amount ofxx.
Annual school taxes for xx-xx have been paid in the amount of xx.
Annual Town taxes for xx have been paid in the amount ofxx.
For Parcelxx
Annual county taxes for xx are due onxx in the amount ofxx.
Annual school taxes for xx-xx have been paid in the amount of xx.
Annual Town taxes for xx have been paid in the amount ofxx.	The payment history dated as ofxx reveals that the borrower has been the delinquent from xx/x/xx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/x/xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as ofxx reveals that the borrower has been the delinquent from xx/x/xx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/x/xx.
According to seller tape data the foreclosure complaint was field onxx. No further details have been found.
There is no bankruptcy filing found by borrower.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.
Foreclosure Comments:According to seller tape data the foreclosure complaint was field onxx. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made betweenxx. Lender had permanently forgiven the principal balance in the amount of xx The interest bearing amount was xx with interest rate x.xx% and the modified P&I wasxx. The first modified payment due date was xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data Lender name xx,NA but audit value xx
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: As per tape data Loan original Maturity term months is xx but audit value xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History xx Tape Value: x Variance: -x Variance %: -xx.xx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93030974	xx	718	Not Applicable	14.412%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report datedxx, the subject mortgage was originated xx
The chain of assignment has been completed as no assignment has been done by xx
There is state tax lien in the favor ofxx
The first installment combined taxes of xx are due (under xx-days) in the amountxx.
The second installment combined taxes of xx are due in the amount ofxx.
The annual combined taxes of xx have been paid for the total amount of $xx.
The annual combined taxes of xx have been paid for the total amount of $xx
For Parcel xx
The first installment combined taxes of xx are due (under xx-days) in the amountxx.
The second installment combined taxes of xx are due in the amount ofxx.
The annual combined taxes of xx have been paid for the total amount ofxx.
The annual combined taxes of xx have been paid for the total amount ofxx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for payment isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected is in the amount of xx. The borrower has been maxxpayment as per the ARM change notice located at xx	Collections Comments:The review of the collection comment shows that the loan is in the active bankruptcy and the next due date for the payment isxx. The borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. The POC was filed onxx with the secured claim amount of xx and the arrearage amount is xx. As per the order confirming chapter xx plan, the debtor shall cure the mortgage arrears by remitting monthly payments ofxx per month in addition to the regular monthly mortgage payment to commence on March x, xx and continuing for forty-nine (xx) months thereafter, as well as maxxa payment ofxx on the fiftieth (xxth) month post-confirmation. The date of the last filing the bankruptcy wasxx. The foreclosure was initiated and the complaint was filed on xxx. The judgment was entered onxx. The borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for payment isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB reflected is in the amount of xx. The borrower has been maxxpayment as per the ARM change notice located at "xx_SL - ARM Notices_xx_xxx". As per the comment datedxx, there are damages to the property. The eyeball estimate cost of repairs was xx. The roof was also damaged and the estimated cost of repairs was xx. The insurance was filed with xx. No further details regarding the damages been repaired have been found in the recent comments available tillxx.. The loan has not been modified since origination.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xxx. The judgment was entered onxx. The borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. The POC was filed onxx with the secured claim amount of xx and the arrearage amount is xx. As per the order confirming chapter xx plan, the debtor shall cure the mortgage arrears by remitting monthly payments ofxx per month in addition to the regular monthly mortgage payment to commence on March x, xx and continuing for forty-nine (xx) months thereafter, as well as maxxa payment ofxx on the fiftieth (xxth) month post-confirmation. The date of the last filing the bankruptcy wasxx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Borrower xx	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located inxx.The following state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.The unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined since the supporting documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			684	Not Applicable
87613119	xx	697	Not Applicable	33.390%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title datedxx reflects that the subject mortgage was originated onxx
The chain of the assignment has not been completed. No assignments have been found.
As per the vesting deed dated onxx, the borrowerxx
It is a Transfer to a Third Party through quitclaim deed.
There is a junior mortgage in the favor of xx
There is junior IRS lien against the borrowerxx
Annual county taxes of xx have been paid onxx in the amount of xx.
Annual county taxes of xx have been paid onxx in the amount of xx.
Annual county taxes of xx have been paid onxx in the amount of $x,xx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as ofxx, the borrower is currently delinquent for x months and the next due date for payment isxx. The last payment was received onxx in the amount of xx, which was applied on xx/x/xx. The UPB reflected in the latest payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per ARM Note.

Collections Comments:The loan is currently in Bankruptcy and the next due date for payment isxx. The last payment was received onxx in the amount of xx, which was applied on xx/x/xx. The UPB reflected in the latest payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per ARM Note.
The loan has not been modified since origination.
The reason for default from the servicing comment is Excessive Obligations.
The foreclosure was initiated. The file referred to an attorney date is unavailable. As per the tape data, the complaint was filed onxx. As the comments are available tillxx.No further details found about foreclosure.
The borrower had filed bankruptcy chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx.  As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount ofxx for the period of xx months for the total amount of $xx,xx to the trustee. The POC was filed on  xx/x/xx with the POC amount $xx,xx.xx and the amount of arrearage is xx. The Post-Petition due date isxx.
No damage pertaining to the subject property has been found.
As per the collection comment dated onxx, the subject property is vacant and is in average condition.

Foreclosure Comments:The foreclosure was initiated. The file referred to an attorney date is unavailable. As per the tape data, the complaint was filed onxx. As the comments are available tillxx.No further details found about foreclosure.
Bankruptcy Comments:According to the PACER, the borrower “Adriano Campos De Oliveira” had filed bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx.  As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount ofxx for the period of xx months for the total amount of $xx,xx to the trustee. The POC was filed on  xx/x/xx with the POC amount $xx,xx.xx and the amount of arrearage is xx. The Post-Petition due date isxx.

Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Borrower #x Middle Name Loan Value: M Tape Value: xx |---| |----| Comment: As per Note the borrower middle name is M. However, tape reflects xx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per Note the borrower first name isxxHowever, tape reflects xxtape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: As per Note the borrower name is xx. However, tape reflects DE xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number    x-xx   Tape Value: xx   Variance:    Variance %:    Comment: As per PACER the Case number is xx-xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: As per PACER the POC date is xx/x/xx. However, tape reflects xx/x/xx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per Note the first rate change date isxx. However, tape reflectsxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per Note the lenders name is xx. However, tape reflects xx, NA.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per Note the max rate at first adjustment is xx.xx%. However, tape reflects x.xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxx   Variance:    Variance %:    Comment: As per Mortgage the MIN numberis Not applicable. However, tape reflects xx-xxx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: As per Note the Neg percent is xx.xx%. However, tape reflects xx,xx.xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per Note the next change date isxx. However, tape reflectsxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per Note the maturity date isxx. However, tape reflectsxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "xx Prepayment Penalty Test:Result: FAIL
This loan failed the prepayment penalty test. ( xx
The loan charges a prepayment penalty. Prepayment penalty mortgages are not eligible for sale to xx
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located inxx state. The following state disclosure is missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to confirm."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51772861	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	$19,697.42	5.415%	$719.14	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. As there is no assignment done by xx
x) There is an active Hospital, Medical or Attorney Lien, in the favor of xx
The annual combined taxes of xx have been paid in the amount ofxx. No delinquent taxes has been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment isxx. The last payment was received onxx in the amount ofxx for due datexx. The UPB is reflected in the amount of $xx,xx.xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is currently in active bankruptcy, the foreclosure was initiated and the file was referred to an attorney onxx. However, the foreclosure was put on hold due to borrower filing bankruptcy under chapter xx with the case #xx-xx onxx and the plan was not confirmed. The motion for relief from stay was filed onxx. The debtor shall pay the total amount of $xx,xx by paying $xx per month for the period of xx months. The proof of claim was filed onxx with the claim amount of $xx,xx.xx and the amount of arrearage isxx. The case converted into chapter xx to chapter xx onxx.

The reason for default per servicing comments is an Illness of the borrower. The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment isxx. The last payment was received onxx in the amount ofxx for due datexx. The UPB is reflected in the amount of $xx,xx.xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement.
The loan modification agreement was made onxx between the borrower xx. The borrower promises to make a monthly payment ofxx with the rate of interest x.xx% beginning fromxx till maturity datexx. The deferred balance amount is xx and the interest-bearing amount is $xx,xx.xx. The Principal Balance stated in the modification is $xx,xx.xx.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs are found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx. However, the foreclosure was put on hold due to the borrower filing bankruptcy under chapter xx with the case #xx-xx onxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx-xx onxx and the plan was not confirmed. The motion for relief from stay was filed onxx. The debtor shall pay the total amount of $xx,xx by paying $xx per month for ,the period of xx months. The proof of claim was filed onxx with the claim amount of $xx,xx.xx and the amount of arrearage isxx. The case converted into chapter xx to chapter xx onxx. The Chapter x was dischargedxx/xx/xxxx	The loan modification agreement was made on xx. The borrower promises to make a monthly payment ofxx with the rate of interest x.xx% beginning fromxxThe deferred balance amount is xx and the interest-bearing amount is xx The Principal Balance stated in the modification is xx	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy Motion Filed Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Bankruptcy motion filed date isxx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number    x-xx   Tape Value: xx   Variance:    Variance %:    Comment: Current bankruptcy case number is xx-xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Current bankruptcy proof of claim date isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: Loan original maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: S&C filing date is unavailable. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application along with initial application and transmittal document are missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report along with transmittal document is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
TX Loan Agreement Notice, Commitment Requirement/Anti-Tying, TILA Disclosures in Spanish, Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Preclosing Disclosure  , Home Equity Loan Copies of Documents, Home Equity Loan Rescission Notice, Fair Market Value of Homestead Property Acknowledgment, Home Equity Loan Notice of Address for Borrower Notification of Violation, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32160287	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$546.93	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
No assignments have been found; however, the current assignment is with the lenderxx
There is one civil judgment against the borrower xx; however, the borrower has failed to respond of the judgment. Hence, the plaintiff takes filing fees/Court costs in the amount ofxx. Therefore the judgment was renewed with the total amount of   xx and which was recorded onxx.
There is another civil judgment against the borrower xx; however, the borrower has failed to respond of the judgment. Hence, the plaintiff takes filing fees/Court costs in the amount ofxx. Therefore the judgment was renewed with the total amount of   xx and which was recorded onxx.
Annual combined installment taxes of xx have been paid onxx in the amount ofxx.
Annual combined installment taxes of xx are due onxx in the amount ofxx which will good through the datexx.
No prior years delinquent taxes have been found.

According to a review of the payment history as ofxx, the borrower is currently delinquent for x months and the next due date for payment isxx. The last payment was received onxx in the amount ofxx, which was applied toxx. The UPB reflected in the latest payment history is in the amount of xx. The borrower has been maxxpayment as per the modification agreement which was made onxx.	Collections Comments:According to the review of the servicing comments. The loan is currently in bankruptcy and the next due for the regular payment isxx. The last payment was received onxx, in the amount ofxx, which was applied forxx. The UPB reflected in the payment history is in the amount of xx.
It has been unable to determine the reason for default from the servicing comment.
The loan has been modified once since origination. As per the modification agreement which was made onxx. The Unpaid principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xx%.
The borrower promises to pay the monthly  P&I ofxx beginning fromxx and the maturity is xx/x/xx. The borrower had forgiven the amount of xx and the interest-bearing amount is xx. This modification does not contain any balloon provision.
The foreclosure activity has not been initiated.
According to the PACER, the borrower “xx” has filed bankruptcy under chapter-xx with the case#xx-xx onxx. The POC was filed by the creditor xx, NA onxx with the POC amount xx and the amount of arrearage is xx.The plan was confirmed onxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount ofxx for the period of xx months. There is no comment indicating a cram down. The date of last filing bankruptcy was onxx.
As per the comment datedxx, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. The latest BPO report is not available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” has filed bankruptcy under chapter-xx with the case#xx-xx onxx. The POC was filed by the creditor xx, NA onxx with the POC amount xx and the amount of arrearage is xx.The plan was confirmed onxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount ofxx for the period of xx months. There is no comment indicating a cram down. The date of last filing bankruptcy was onxx.	This Step modification agreement was signed between the borrowers xx
The borrower promises to pay the monthly  P&I ofxx beginning from xx. The lender had forgiven the amount of xx and the interest-bearing amount is xx This modification does not contain any balloon provision.

Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per the PACER, current bankruptcy case number xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the POC document, current bankruptcy POC date isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx Tape Value:xx.   Variance:    Variance %:    Comment: As per the note, xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification, loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: As per the note, loan original maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: x.xx%   Comment: As per the note, original balance is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No foreclosure activity has been initiated. Hence, it is not applicable. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xx% Comparison Data x.xx% Variance -x.xx%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following require state disclosures are missing from the loan file.
x. Agent Preference Disclosure.
x. Casualty Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR document is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44287189	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.630%	$1,109.08	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated xx
The chain of the assignment has been completed.
x  installment combined jurisdiction tax of xx has been paid in the amount of xx onxx.
 x installment combined jurisdiction tax of xx has been paid in the amount of xx onxx.
No prior year delinquent taxes have been found.
According to the payment history as ofxx, the borrower is currently delinquent for x months. The last payment was received onxx, that was applied for the due date of xx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.

Collections Comments:As per the review of the comments, the loan is in the collection and the borrower is currently delinquent for x months. The last payment was received onxx, that was applied for the due date of xx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.
As per the comment datedxx, the reason for default is an illness of the borrower.
The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of $xx,xx.xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of xx beginning fromxx till the maturity datexx. The interest bearing amount is $xx,xx.xx. There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under chapter-x with the case# xx-xx onxx. The case was standardly discharged onxx and got terminated on xx/x/xx. The schedule D of the voluntary petition shows that the amount of claim without deducting the amount of claim is $xx,xx.xx and the value of the collateral is $xx,xx.xx; however, the unsecured portion is xx.
According to the servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx. However, as per the comment datedxx, the foreclosure process has been closed due to the process was completed.
The servicing comment datedxx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:According to the servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx. However, as per the comment datedxx, the foreclosure process has been closed due to the process was completed.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-x with the case# xx-xx onxx.The case was standardly discharged onxx and got terminated on xx/x/xx. The schedule D of the voluntary petition shows that the amount of claim without deducting the amount of claim is $xx,xx.xx and the value of the collateral is $xx,xx.xx; however, the unsecured portion is xx.	This loan modification agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of xx beginning fromxx. The interest bearing amount is xx There is no provision for the balloon payment.	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date /x/xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx.   Variance:    Variance %:    Comment: The Note reflects the lender namexx xx
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: The Original Note reflects the Loan Maturity Term in Months as xx. The last Modification added xx months to the term and the new Term in Months is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: The Note reflects the Original Balance (or Line Amount) asxx   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx xx   Tape Value: xx    Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment: As per comments, complaint has not been filed.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: The Note reflects the stated maturity date isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application /xx is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Indiana license validation test. (IN xx
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
FAIL
License. As a result, lenders will no longer be allowed to make loans under the xx (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA APR Test: FAIL Loan Data x.xx% Comparison Data x.xx% Variance -x.xx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List Of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Indiana , following disclosures are missing from the loan file.
Hazard Insurance Disclosure
xx Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98582238	xx	704	665	50.608%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$71,100.00	2.000%	$925.53	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the loan was originated on xx
There are two junior liens:-
x. There is state tax lien which was recorded on xx
x. There is civil Judgment which was recorded on xx
Borough taxes have been paid in the amount ofxx.
There is delinquent taxes have been located in the amount ofxx	Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the mod terms.
The borrower is currently x months behind his scheduled payments.
Collections Comments:As per the foreclosure document locator xx, foreclosure process was initiated in the loan with the case#xx/xx.
It was referred to the attorney onxx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the mod terms.
The borrower is currently x months behind his scheduled payments.

Foreclosure Comments:As per the foreclosure document locator (xx), foreclosure process was initiated in the loan with the case#xx/xx.
It was referred to the attorney onxx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	The loan Modification agreement made on xx between Borrower and Lender. The new modified unpaid principal balance is xx The principal balance is deferred in the amount of xx The new P&I isxx and new interest rate is x.xx %. The first payment begin on xx	Affiliated Business Disclosure HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date xx/xx/xxxx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx  Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step; However, tape shows fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment: Loan original maturity term months is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx/xx/xxxx Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: Original note doc date isxx; However, tape showsxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx/x/xx Variance: Variance %: Comment: S&C filing date isxx; However, tape shows xx/x/xx. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is present in the loan file but some points and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Late fees test: Charged x.xx% Allowed x.xx% Over By+x.xx%."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Late fees test:  Charged x.xx% Allowed x.xx% Over By+x.xx%.
This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
xx Real Property Escrow Account Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65877303	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.005%	$382.36	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/x/xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received onxx and that was applied for xx/x/xx in the amount ofxx. The next payment is due on xx/x/xx. As per payment history, the current UPB is xx.	Collections Comments:The loan is currently active in collections. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received onxx and that was applied for xx/x/xx in the amount ofxx. The next payment is due on xx/x/xx. No bankruptcy and foreclosure activities have been found. As per comment datedxx, the borrower wants to keep the subject property. As per comment datedxx, the borrower is interested in loan modification however, the loan has never modified since origination. As per comment datedxx, the reason for default is xxAs per comment datedxx, the roof of property has damage which needs to be repair. The xx (family member) is a school bus driver but the bus needs to be repair. As per comment dated xx/xx/xxxxthe subject property is owner occupied with no visible damages or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made on xx
The borrower had given promise to pay the UPB of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx. No deferred and interest bearing amount is promised.

Affiliated Business Disclosure Credit Application Credit Report Missing Dicsloures Notice of Servicing Transfer	Field: Borrower xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease risk indicator is moderate as lon is failing for TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is fail. Loan data is $xx,xx.xx and comparison data is $xx,xx.xx. Hence, the variance is -$xx.xx.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xx,xx.xx and comparison data is $xx,xx.xx. Hence, the variance is -$xx.xx."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclsoure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37279830	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx The chain of assignment has been completed as the loan was originated with xx
No active judgments and liens have been found.
The annual county taxes of xx and xx have been paid in the total amount ofxx.
The annual county taxes of xx are delinquent in the amount ofxx, which were due onxx and good through tillxx.

The review of payment history as ofxx states that the borrower is delinquent for x months and the next due date for the payment isxx. The last payment was received onxx in the amount ofxx, which was applied forxx. The current unpaid principal balance reflected in the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections and the next due date for the payment isxx. The last payment was received onxx in the amount ofxx, which was applied forxx. The current unpaid principal balance reflected in the payment history is in the amount of xx.
Reason for default is unable to be determined.
This is a conventional fixed rate mortgage with P&I ofxx and the interest rate of x.xx% and a maturity date ofxx. The P&I as per latest payment history isxx and the interest rate is x.xx%, however, there is a reduction in P&I and the interest rate with respect to Note data which seems that there would be a possible modification.
However, the modification agreement is missing from the loan file.
No evidences have been found regarding the foreclosure in the latest xx months of servicing comments.
No evidences have been found regarding the bankruptcy in the latest xx months of servicing comments.
The servicing comment datedxx shows that the subject property is owner-occupied.
No BPO and inspection reports are provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I ofxx and the interest rate of x.xx% and a maturity date of xx The P&I as per latest payment history isxx and the interest rate is x.xx%, however, there is a reduction in P&I and the interest rate with respect to Note data which seems that there would be a possible modification.
However, the modification agreement is missing from the loan file.
Credit Application Credit Report Missing Required Disclosures Missing Required State Disclosures Right of Rescission	Field: Last Payment Received Date Loan Value:xx Tape Value:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data, lender name is xx, NA. However, review of the available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: -x   Variance %: -x.xx%   Comment: As per tape data, loan original maturity term is xx months. However, review of the available loan files states that it is xx months.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: x.xx%   Comment: As per tape data, original balance is xx. However, review of the available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No foreclosure has been initiated.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment: As per tape data, stated maturity date is xx/x/xx. However, review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Value: xx Variance: -x Variance %: -x.xx% Comment: As per tape data, stated remaining term is xx months. However, review of the available loan files states that it is xx months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application/xx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following State disclosures are missing from the loan file:
x) Title Insurance Disclosure.
x) Radon Gas Disclosure.
x) Insurance Sales Disclosure."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is not signed by the borrowers."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53384489	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx states that the subject mortgage was originated on xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x.There are three judgments in the total amount of xx which was recorded on different dates and filed by several plaintiff.
Annual county taxes have been paid in the total amount ofxx for the year xx,xx and xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%.
The borrower is currently x months behind his scheduled payments.
Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Optional if property get damaged.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Updated title report dated on xx/x/xx and collection comment also states that the borrower(xx)  had deceased onxx. No death certificate have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: First Rate Change Date xx Tape Value:xx |---| -xx (Days) |----| Comment: The original note states that the first rate change date isxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: The original note has an amount of $xx,xx.xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent    .xx%   Tape Value: x.xx%   Variance: -x.xx%   Variance %: -x.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xx)   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: The original note has a maturity date ofxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx.xx% which is greater than xx.xx% hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2144822	xx	735	759	27.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report datedxx the subject mortgage was original xx
There is one junior mortgage originated onxx and recorded on xx
There are no active liens and judgments found against the borrower.
Annual county taxes of xx have been paid in the amount ofxx.No prior delinquency has been found.
According to the review of payment history as ofxx, the borrower is delinquent for x months. The last payment was received on xx/x/xx and the next due date for payment isxx. The P&I is in the amount ofxx and PITI is in the amount ofxx with an interest rate of x.xx%. The UPB reflected in the amount of $xx,xx.xx. The borrower has made last payment as per the original note.	Collections Comments:The current status of the loan is in active bankruptcy. The borrowerxxHoving had filed bankruptcy under chapter xx with case# xx-xx onxx.
The plan was confirmed onxx. The chapter xx plan was filed onxx as per plan the debtor was supposed to pay the trustee the amount ofxx per month for xx months.
The amended chapter xx plan was filed onxx. Schedule-D in voluntary petition shows, amount of $xx,xx.xx as an unsecured portion out of the amount of claim $xx,xx.xx and value of the collateral is $xx,xx.xx.
According to the review of payment history as ofxx, the borrower is delinquent for x months. The last payment was received on xx/x/xx and the next due date for payment isxx. The P&I is in the amount ofxx and PITI is in the amount ofxx with an interest rate of x.xx%. The UPB reflected in the amount of $xx,xx.xx. The borrower has made last payment as per the original note.
As per the servicing comments datedxx, the process of foreclosure has been initiated, the file was referred to an attorney onxx. No further comments regarding the foreclosure have been found.
The loan has not been modified since the origination.
The reason for default as per servicing comments is the death of the borrower.
The occupancy is unable to determine as per servicing comments. No comments regarding the damage or repair have been found.

Foreclosure Comments:As per the servicing comments datedxx the process of foreclosure has been initiated , the file was referred to an attorney onxx. No further comments  regarding the foreclosure has been found.
Bankruptcy Comments:The borrowerxx Hoving had filed bankruptcy under chapter xx with case# xx-xx onxx.
The plan was confirmed onxx. The chapter xx plan was filed onxx as per plan the debtor was supposed to pay the trustee the amount ofxx per month for xx months.
The amended chapter xx plan was filed onxx. Schedule-D in voluntary petition shows, amount of $xx,xx.xx as an unsecured portion out of the amount of claim $xx,xx.xx and value of the collateral is $xx,xx.xx.
Not Applicable	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per PACER the BK case is xx-xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.N.A.   Tape Value:xx    Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xx) Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64959925	xx	689	Not Applicable	36.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated oxx
The chain of assignment has been completed as the lender is the xx, x
There is a junior mortgage on the subject property in the amount of xx which was originated on xx
There are no active judgments and liens found against the borrower or the property.
Annual city taxes of xx have been due in the amount of xx which were due forxx.
No prior year delinquent taxes have been found.
The review of payment history as ofxx shows that the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount of xx which was applied toxx. The UPB in payment history is reflected in the amount of $xx,xx.xx. The current P&I is xx and the current PITI is xx. The borrower has been maxxthe payments as per the note.	Collections Comments:The collection comments review as ofxx, states that the loan is in an active bankruptcy and the next due date is xx/x/xx. As per collection comments, the reason for default is unable to determine.
The payment history review reveals that the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount of xx which was applied toxx. The UPB in payment history is reflected in the amount of $xx,xx.xx. The current P&I is xx and the current PITI is xx. The borrower has been maxxthe payments as per the note.
The loan has not been modified since origination.
No pre-foreclosure or foreclosure activity has been found.
The borrowerxx had filed for bankruptcy under chapter-xx with the case# xx-xx onxx.
Voluntary petition was filed by the borrower xx. As per Voluntary Petition schedule D, the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xx,xx.xx and unsecured portion isxx.
The POC was filed by the lender xx, N.A. onxx, the POC secured amount is $xx,xx.xx and the arrearage amount is xx. As per bankruptcy Order Confirming Chapter xx plan datedxx, the debtor shall pay to the trustee as per the second amended chapter xx plan in the amount ofxx each month for a period of xx months. No further information has been found. No information has been found related to cram down.
As per the collection comment datedxx, the subject property is owner-occupied with good condition. Neither damage nor repairs pertaining to subject property have been  found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed for bankruptcy under chapter-xx with the case# xx-xx onxx.
Voluntary petition was filed by the borrower  xx. As per Voluntary Petition schedule D, the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xx,xx.xx and unsecured portion isxx.
The POC was filed by the lender xx, the POC secured amount is $xx,xx.xx and the arrearage amount is xx. As per bankruptcy Order Confirming Chapter xx plan datedxx, the debtor shall pay to the trustee as per the second amended chapter xx plan in the amount ofxx each month for a period of xx months. No further information has been found. No information has been found related to cram down.
Not Applicable	Mortgage Insurance	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per the PACER report bankruptcy Case # xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the PACER report the POC filed onxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per payment history the last payment was received onxx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: The original note shows the lender name is xx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx.xx%   Variance:    Variance %:    Comment: The MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No foreclosure information has been found; however, the loan is in an active bankruptcyand the collection are available only up toxx. Tape Source: Initial Tape Type:	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "As per note, the loan type is of conventional; however, the LTV at origination was xx.xx% along with that the final loan application and HUD-x are showing the MI payment in the amount of xx; The seller tape data is also supports, that the lender require MI so the required MI certificate is missing from the loan files."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test.
The xx HB xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xx.
The xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xx. Additionally, the xx First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January xst, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the initial TIL disclosure date test due to one of the following:
x. The date creditor received the application (formerly application date) is on or after July xx, xx.
x. The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application.
x. The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier.
This loan failed the Pennsylvania license validation test.
The Pennsylvania HB xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xx.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xx. Additionally, the xx
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the initial TIL disclosure date test due to one of the following:
x. The date creditor received the application (formerly application date) is on or after July xx, xx.
x. The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application.
x. The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's
																									written application, whichever is earlier."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59937908	xx	767	Not Applicable	18.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the mortgage which was dated xx
No active judgments or liens found.
The taxes for the year xx are paid and no prior delinquent taxes have been found.
Review of the payment history states that the borrower has been delinquent for more than x months. The last payment was received in the amount of xx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of $xx,xx.xx.	Collections Comments:The loan is delinquent for more than x months. The last payment was received in the amount of xx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of $xx,xx.xx.
The borrower filed xx filed bankruptcy under chapter xx case#xx-xx onxx and the plan confirmed onxx.
The foreclosure was initiated in the loan and was put on hold due to bankruptcy.
The updated title report states that no active judgments or liens found.
No prior delinquent taxes have been found. The reason for default is death of the borrower.
The occupancy is occupied by owner and no damages have been found.
Foreclosure Comments:The foreclosure was initiated in the loan and was put on hold due to bankruptcy. Earlier, the foreclosure was put on hold due to title issue which was resolved.
The sale was scheduled forxx. As per the comment datedxx, the valuation amount is $xx,xx.xx and the total debt is $xx,xx.xx.
Bankruptcy Comments:The borrower filed xxd filed bankruptcy under chapter xx case#xx-xx onxx and the plan confirmed onxx. The POC filed onxx which states that the POC amount is $xx,xx.xx and the amount of arrearage is xx. As per the Amended Order filed onxx the debtor shall xx per month for xx months.	Not Applicable	Affiliated Business Disclosure	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per the Pacer. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the bk documents.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value:xx FUNDING, INC.   Variance:    Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: Borrower is now deceased with BK filed prior to death. Foreclosure has not been filed   Tape Source: Initial   Tape Type:
																					Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: Borrower is now deceased. BK filed prior to death and foreclosure has not been filed Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70065525	xx	631	Not Applicable	44.525%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment was done from xx.
There are no active liens and judgments against the borrower and subject property.
The county annual taxes for the year xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower is delinquent for x months and next due date isxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The UPB reflected in the amount of xx. The loan has not been modified once since origination. The borrower has been maxxthe payments as per the original note terms.
Collections Comments:According to the servicing comments, the loan is in active bankruptcy.
According to the payment history as ofxx, the borrower is delinquent for x months and next due date isxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The UPB reflected in the amount of xx. The loan has not been modified once since origination. The borrower has been maxxthe payments as per the original note terms.
As per the collection comment datedxx, the foreclosure was initiated in xx. The file was referred to an attorney onxx. As per the document available in the loan file located at “xx”, the foreclosure summons has been filed onxx behalf of xx, NA. However, the collection comment datedxx, the foreclosure was put on hold as the xx(borrower/debtor) had filed bankruptcy under chapter xx with the case#xx-xx onxx. The plan was confirmed onxx. The debtor had filed proposed chapter xx plan onxx which was confirmed onxx. According to the confirmed chapter xx plan, the debtor shall pay the amount of xx per month for xx months. The creditor xx had filed POC onxx with the secured claim amount ofxx with the arrears of xx.
As per the collection comment dated xxx, the subject property was owner-occupied with no damages or repairs.
Foreclosure Comments:As per the collection comment datedxx, the foreclosure was initiated in xx. The file was referred to an attorney onxx. As per the document available in the loan file located at “xx_ComplaintLis Pendens Summons and Complaints_xx_xxx”, the foreclosure summons has been filed onxx behalf of xx, NA. However, the collection comment datedxx, the foreclosure was put on hold as thexx (borrower/debtor) had filed bankruptcy under chapter xx with the case#xx-xx onxx. According to the servicing comments, the loan is in active bankruptcy.
Bankruptcy Comments:xx (borrower/debtor) had filed bankruptcy under chapter xx with the case#xx-xx onxx. The plan was confirmed onxx. The debtor had filed proposed chapter xx plan onxx which was confirmed onxx. According to the confirmed chapter xx plan, the debtor shall pay the amount of xx per month for xx months. The creditor xx had filed POC onxx with the secured claim amount ofxx with the arrears of xx.	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Origination Appraisal	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: As per the PACER, the case# is xx-xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the PACER, the POC filing date isxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xxTape Value:xx Variance:    Variance %:    Comment: As per the Note, the lender name is xx, a Corporation.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street    xx NW xxrd Ct   Tape Value: xx xxRD CT NW   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx NW xxrd Ct.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value: xxx   Variance: xx (Days)   Variance %:    Comment: As per the available documents, the S&C filing date isxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report datedxx is available in the loan file located at "xx". However, it is prior to xx days from the origination datexx."
* Missing Required Disclosures (Lvl x)     "List of service transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures of xxa State are missing from the loan file.
x. OK Title protection notice
x. Insurance Disclosure
x. NSF Fee Disclosure
x. Over-the-limit fees
x. Notice of Rights to Obtain a Security Freeze"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75437214	xx	714	701	38.276%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has not been found. Hence the mortgage is with the original lender xx,x
There are two card judgment has been found against the borrower xx
The first judgment was recorded onxx, in the amount of xx, in the favor xx
The second judgment was recorded onxx, in the amount of xx, in the favor xx
Combined annual taxes of the year xx have been paid in the amount of $ x,xx.xx.
Combined annual taxes of the year xx have been paid in the amount of $ x,xx.xx.
Combined annual taxes of the year xx have been paid in the amount of $ x,xx.xx.
No prior year delinquent taxes have been found.
According to the review of payment history as ofxx, the borrower is delinquent for xx months. The next payment due date is forxx.
The last payment was received onxx, in the amount of xx, with the rate of interest x.xx % which was applied forxx.
The UPB is reflected in the amount of $xx,xx.xx.
The borrower is maxxpayment as per the Note.
The loan has not been modified since origination.
Collections Comments:As per the review of servicing comments the loan is currently in active bankruptcy. The loan is due forxx.
The last payment was received onxx, in the amount of xx, with the rate of interest x.xx % which was applied forxx.
The UPB is reflected in the amount of $xx,xx.xx.
The borrower is maxxpayment as per the Note.
The loan has not been modified since origination.
As per the review of servicing comments, the reason for default is unavailable.
The borrowers xx had filed bankruptcy under Chapter xx with case # xx-xx onxx and plan was confirmed onxx.
The debtor shall pay the total amount of xx to the Chapter xx Trustee, for the period of xx months. The lender had filed POC onxx with the total amount $xx,xx.xx and amount of arrearage is xx.  The borrower had filed motion for relief onxx.
As per BPO Report onxx, the property is occupied by an owner. No damage is found to the property and property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed bankruptcy under Chapter xx with case # xx-xx onxx and plan was confirmed onxx.
The debtor shall pay the total amount of xx to the Chapter xx Trustee, for the period of xx months. The lender had filed POC onxx with the total amount $xx,xx.xx and amount of arrearage is xx.  The borrower had filed motion for relief onxx.
The borrowers    had filed prior bankruptcy under Chapter xx with case # xx-xx onxx and plan was confirmed onxx.
The case was dismissed onxx and terminated onxx.

Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: The borrowers xx had filed bankruptcy under Chapter xx with case # xx-xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The lender had filed POC onxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, Tape Value:xx .   Variance:    Variance %:    Comment: As per the Note document, the lender name is xx, N.A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx.xx%   Variance:    Variance %:    Comment: Mortgage Insurance Certificate is missing in the given loan file.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The foreclosurre was not initiated.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xx)   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per HUD-x, the purpose of the transaction is Refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Appraisal report subject property type is PUD. Tape Source: Initial Tape Type:	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "Mortgage Insurance Certificate is missing in the given loan file."
* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower, However unsigned copy of Final Hud-x is available in loan file."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the RESPA originator compensation validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Late Fees Test: Loan Data:  x.xx%  Comparison Data:x.xx% Variance: +x.xx%

This loan failed the late fees test.

The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the RESPA originator compensation validation test.

This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xx sxxs may be retained by the originator(s).
All items in the xx, xx, and xx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xx - xx), mortgage and homeowner's insurance premiums (lines xx - xx), and required services that you can shop for in the xx section should not be retained by the lender or broker."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.

This loan failed the RESPA originator compensation validation test."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Good Faith Estimate is missing from the given loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial Truth in lending disclosure is missing from the given loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider disclosure is missing in the given loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is located in xx State. The below Required State disclosures are missing in the given loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing in the given loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business disclosure document is missing in the given loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23878046	xx	700	Not Applicable	22.993%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$483.56	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated onxx with lender xx
The chain of the assignment has been completed as no assignment has been done by xx
There is a water/sewer lien in the amount ofxx in the favor xx
There is a credit card judgment in the favorxx
There is an IRS lien in the favor ofxx
The annual combined taxes of xx have been paid in the amountxx.
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment isxx. The last payment was received onxx in the amount ofxx for the due date ofxx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The review of the collection comment shows the loan is in the bankruptcy and the next due date for the payment isxx. The borrower had filed the bankruptcy under chapter xx with the case #xx-xx onxx and the plan was confirmed onxx. The POC was filedxx/xx/xxxxith the secured claim amount of $xx,xx.xx and an arrearage amount isxx. According to the amended chapter xx plan datedxx, the debtor shall pay $xx for x months and then $xx per month for xx months. The date of the last filing bankruptcy wasxx. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment isxx. The last payment was received onxx in the amount ofxx for the due date ofxx. The UPB reflected is in the amount of xx till the due date ofxx. The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made between the borrowe xx. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to foreclosure has been found. The current occupancy has not been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case #xx-xx onxx and the plan was confirmed onxx. The POC was filedxx/xx/xxxxith the secured claim amount of $xx,xx.xx and an arrearage amount isxx. According to the amended chapter xx plan datedxx, the debtor shall pay $xx for x months and then $xx per month for xx months. The date of the last filing bankruptcy wasxx. The court lifted the stayxx.	The loan modification agreement was made between the borrowerxx The modified UPB is xx witn an interest rate of x.xx% and P&I ofxx. The first payment started from xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number x-xx Tape Value: xx |---| |----| Comment: The borrower had filed the bankruptcy under chapter xx with the case #xx-xx onxx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The POC was filedxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx .   Variance:    Variance %:    Comment: The Lender name isxx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: xx   Variance %: x.xx%   Comment: Loan original maturity term months are xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxx   Variance:    Variance %:    Comment: The MIN number is not available.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No information pertaining to foreclosure has been found. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "The final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx The following state disclosures are missing from the loan file.
x.MO Collateral Protection Act Notice.
																									x.Borrower's Choice of Insurer orAgent."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98169382	xx	775	Not Applicable	36.072%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated oxx

The assignment is completed as the subject mortgage is currently with lender, xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior civil judgment available in the updated title report against xx
The annual combined taxes of xx for xx were paid in full onxx.
The Water Assessment of xx from "xx" is due onxx.
No prior year delinquent taxes found in the updated title report.
Review of the updated payment history as ofxx shows that the loan is in delinquency for +x months and the next due date for the payment isxx. The last regular payment (P&I) was made on xx/x/xx in the amount ofxx for the due date ofxx. The UPB has been mentioned in the updated payment history in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to the original Note terms.	Collections Comments:The loan is in delinquency for +x months and the next due date for the payment isxx. The last regular payment (P&I) was made on xx/x/xx in the amount ofxx for the due date ofxx. The UPB has been mentioned in the updated payment history in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to the original Note terms.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
The comment datedxx states that the reason for default of the loan is borrower' curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate	Field: Last Payment Received Date Loan Value:xx Tape Value: xx/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, N.A.   Tape Value:xx.   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxx   Variance:    Variance %:    Comment: NO MERS# found in recorded copy of mortgage but tape shows MERS#.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings but tape shows that FC referred to Attorney onxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings but tape shows that FC complaint was filed onxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xx) Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The loan is Refinance cash-out' so no sale price but tape shows that the property sale price was $xx,xx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is "Moderate" since this loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL   Charged: x.xx%   Allowed: x.xx%    Over By: +x.xx%"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL   Charged: x.xx%   Allowed: x.xx%    Over By: +x.xx%"
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13374195	xx	604	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.640%	$734.25	Unavailable	Convert ARM to Fixed	According to the updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the xx
There is one junior mortgage against the subject property in the favor of xx
There are two junior civil judgments against the borrower xx
First and second county taxes of xx have been paid in the amount ofxx.
First and second county taxes of xx have been paid in the amount of xx.
First county taxes of xx have been paid in the amount of xx.
Second installment county taxes of xx have been sold for the amount of xx which was due onxx.
According to the payment as ofxx, the borrower is delinquent from x months and next due date isxx. The last payment was received on xx/x/xx in the amount of xx with an interest rate of x.xx% . The new UPB is reflected in the amount of $xx,xx.xx. However, the borrower has been maxxpayments as per the modification agreement rate.	Collections Comments:As per the servicing comment as ofxx, the loan is active in the foreclosure and next due date isxx. The last payment was received on xx/x/xx in the amount of xx with an interest rate of x.xx% . The new UPB is reflected in the amount of $xx,xx.xx. However, the borrower has been maxxpayments as per the modification agreement rate.
The reason for default is unable to be determined.
The loan was modified once since origination. The modification agreement was made onxx between the borrower xx and lender xx, xx, axx. The borrower has promise to pay for the interest rate of x.xx%. However, the new UPB and P&I are unable to be determined in the modification agreement.
The borrowerxx had filed bankruptcy under chapter x onxx with the case# xx-xx. The reaffirmation agreement was filed onxx. The debtor was discharged onxx and terminated onxx.
According to the updated title report datedxx, the foreclosure was initiated on xx. The complaint was filed onxx with the case# xx-CH-xx. No any further details have been found regarding the foreclosure.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:According to the updated title report datedxx, the foreclosure was initiated on xx. The complaint was filed onxx with the case# xx-CH-xx. No any further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter x onxx with the case# xx-xx. The reaffirmation agreement was filed onxx. The debtor was discharged onxx and terminated onxx.	The loan was modified once since origination. The modification agreement was made on xx. The borrower has promise to pay for the interest rate of x.xx%. However, the new UPB and P&I are unable to be determined in the modification agreement.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Last Payment Received Date xx/xx/xxxx Tape Value: xx/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx. Axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The lender name is xx, xx, axx..   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The complaint was filed onxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: The modification maturuty date is unable to be determined. Tape Source: Initial Tape Type:	x: Curable	* Right of Rescission (Lvl x) "The subject mortgage was executed by the borrower xx. On the Notice of ROR which is available in the loan file located at “xx” datedxx; the borrower, xx had signed at the clause “I wish to cancel”. It seems that the borrower had mistakenly signed upon the clause; however, the signature has been cancelled by the borrower on the same document. As per the payment history as ofxx, the borrower wants to continue with the loan. Currently, the borrower is delinquent from x months and next due date isxx. The last payment was received on xx/x/xx."	* Application Missing (Lvl x) "The final application is missing from the loan file. However, the values are updated by the unexecuted copy of application located at "xx_Loan Application_xx_xxx"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located xx State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65801883	xx	610	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment has not been found.

There are eight  State Tax Liens total in the amount of xx in the favor of  xx

There are three IRS Liens total in the amount of xx in the favor of  xx

There is a junior civil judgment in the favorxx

x installment of xx  is due on xx, in the amount of xx.
x installment of xx  has been paid on xx, in the amount of xx.
x  and x installment of xx  has been paid onxx andxx, in the amount of xx and xx respectively.

x and xth installment of xx  has been paid onxx and xx/x/xx respectively., in the amount of xx.
x and x installment of xx  has been paid onxx andxx respectively., in the amount of xx.
x and xth installment of xx  has been paid onxx and xx/x/xx respectively. , in the amount of xx.
No prior year delinquent taxes have been found.

According to the payment history as ofxx, the borrower has been delinquent for xx months. The last payment was received on xx/x/xx, that was applied for the due date ofxx and the next due date for the payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment was received on xx/x/xx, that was applied for the due date ofxx and the next due date for the payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for the default is Excessive Obligation. The subject property has been occupied by the owner.
The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. No further details have been found.
No damages or repair have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx. The complaint was filed onxx. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Lifetime Floor Percent .xx% Tape Value: x.xx% |---| x.xx% |----| x.xx% Comment: ARM Lifetime Floor Percent is x.xx%. however, the tape data reflects x.xx%. Tape Source: Initial Tape Type:
Field: First Rate Change Date   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: First Rate Change Date isxx. However, the tape data reflectsxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date  xx/xx/xxxx Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx, Axx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name is xx,
Field: Loan Original Maturity Term Months    xx   Tape Value: xx   Variance: x   Variance %: x.xx%   Comment: Loan Original Maturity Term Month are xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: xx.xx%   Variance %: xx.xx%   Comment: Max Rate At First Adjustment is xx.xx%, however, the tape data reflects x.xx%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   xx   Tape Value: x   Variance: -x   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Negative Amortization Limit Percent    xx.xx%   Tape Value: xx.xx%   Variance: -xx.xx%   Variance %: -xx.xx%   Comment: Negative Amortization Limit Percent is xx.xx%. however, the tape data reflectsxx,xx.xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Next Rate Change Date isxx. However, the tape data reflectsxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: S&C Filing Date isxx. However, the tape data reflectsxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: Stated Maturity Date isxx. However, the tape data reflects xx/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the prepayment term test.

This loan failed the xx
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test: Result:  FAIL; Loan Data: xxMonths; Comparison Data:  xMonths; Variance: xxMonths.

Prohibited Fees Test:Result:  FAIL; Loan Data: xx; Compariosn Data:xx; Variance: +$xx.xx.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State. The following state disclosures are missing from the loan files.
..?NJ Application Disclosure.
..?Delivery Fee Authorization
..?NJ Attorney Disclosure
..?The unacceptability of Insurance Notice
..?Attorney Disclosure II
..?Tax Bill Information
..?Private Well Testing
..?Lock-In Agreement
..?Commitment Disclosures
..?Choice of Insurer Disclosure
..?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74735650	xx	729	739	57.325%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,513.52	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx the subject mortgage was originated onxx
The chain of assignment has been completed. Currently, the assignment is from xx
There is one junior mortgage against the property originated oxx

There is one state tax lien against the borrower xx
However, the SSN# has not been provided to check the validity of the lien.
Second combined taxes of xx have been due in the amount ofxx which will be due forxx.
 All prior years of taxes have been paid.

As per the review of payment history as ofxx, the borrower is currently delinquent for x month and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Modification agreement.

Collections Comments:The loan is currently in the bankruptcy and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Modification agreement.
The loan has been modified, this modification agreement was made between Borrowerxx. The reason for modification is a financial hardship. As per the modified terms, the new principal balance is $xx,xx.xx. Borrower promises to payxx monthly with a modified interest rate x.xx% beginning from xx with a maturity datexx. The interest bearing amount is $xx,xx.xx. There is no deferred balance and principal forgiven amount.
The foreclosure was initiated and referred to an attorneyxx. The complaint was filed onxx under case # F-xx-xx. According to the document attached with the Updated title report Pg#xx, the Foreclosure Dismissal Warning Notice submitted by Case Management onxx. According to comment datedxx, the court has advised that the foreclosure matter is scheduled for dismissal onxx due to lack of Prosecution. To avoid this dismissal or preserve this foreclosure need to file Notice of Bankruptcy. The De-acceleration letter is not available in the loan file. The borrower is currently delinquent for x month and next due date isxx. The loan is currently in the bankruptcy. Unable to determine the foreclosure was dismissed or not.

The borrower xx had filed bankruptcy under Chapter xx with the case #xx-xx onxx. The plan was confirmed onxx. The POC was filed by xx onxx with the secured claim amount of $xx,xx.xx and the arrearage is xx. The Schedule D of a voluntary petition datedxx shows the value of the collateral is $xx,xx and the amount of claim is $xx,xx. Hence, the unsecured portion isxx. According to the Chapter xx plan datedxx, the debtor shall pay the trustee $xx per month for xx months starting fromxx. Order on Motion to Approve loan modification was filed onxx. As per the Notice of Mortgage payment change dated the new total payment isxx.
No comment has been found indicating damages and repairs to the subject property.
As per comment datedxx, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated and referred to an attorneyxx. The complaint was filed onxx under case # F-xx-xx. According to the document attached with the Updated title report Pg#xx, the Foreclosure Dismissal Warning Notice submitted by Case Management onxx. According to comment datedxx, the court has advised that the foreclosure matter is scheduled for dismissal onxx due to lack of Prosecution. To avoid this dismissal or preserve this foreclosure need to file Notice of Bankruptcy. The De-acceleration letter is not available in the loan file. The borrower is currently delinquent for x month and next due date isxx. The loan is currently in the bankruptcy. Unable to determine the foreclosure was dismissed or not.

Bankruptcy Comments:Not Applicable	This modification agreement was made between Borrower xx. The reason for modification is a financial hardship. As per the modified terms, the new principal balance is xx Borrower promises to pay xx monthly with a modified interest rate x.xx% beginning from xx The interest bearing amount is xx There is no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: Not Applicable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: No   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator is Notes and Comments, however tape data shows no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification showsxx, however tape data shows xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes, however tape data shows no.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original stated P&I shows $xx, however tape data showsxx   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string shows xxx, however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xxx, however tape data shows xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31881378	xx	635	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,359.21	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originatedxx
The chain of assignment has been completed. Currently, the mortgage is with xx
No active liens and judgments against the borrower and the subject property.
Combine taxes xth installment is due for the year xx in the amount of xx onxx.
Combine taxes x, x and x installments have been paid for the year xxin the totaling amount of xx.
Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xxx. The borrower is not maxxregular payments as per loan modification. The last payment of xxx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. According to the review of payment history as ofxx, the borrower is delinquent for x months. The last payment was received onxx, the payment applied date was xxx and the next due date for payment is xxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx. The borrower has been maxxthe payments as per the ARM change notice located at "xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of xx beginning fromxx till the maturity datexx. The interest-bearing amount is xx. There is no provision for the balloon payment.
The reason for default is unavailable.
As per the servicing comment datedxx, the property is owner occupied. No damages or repairs have been found. No evidences have been found regarding the condition of subject property.
The borrowers intention is to keep the property.
No evidences have been found regarding foreclosure.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx. The POC was filed onxx, the POC amount is xx and the arrearage amount is xx. The chapter xx plan was confirmed onxx and the debtor shall pay P&I to the trustee in the amount of xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. There is no comment indicating a cram down. Order for bankruptcy case discharge was filed onxx and was terminated onxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx. The POC was filed onxx, the POC amount is xx and the arrearage amount is xx. The chapter xx plan was confirmed onxx and the debtor shall pay P&I to the trustee in the amount of xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. There is no comment indicating a cramdown. Order for bankruptcy case discharge was filed onxx and was terminated onxx.	The ARM loan modification agreement was made between the borrowerxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of xx with fixed amortized type and it was beginning from first payment date onxx	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the PACER document BK filed post origination. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date  xx/xx/xxxx Tape Value:    Variance:    Variance %:    Comment: As per the PACER document BK filing date isxx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value:    Variance:    Variance %:    Comment: Unable to locate post petition due date.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure details have been found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification agreement date of last modification isxx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the note first rate change date isxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidences have been found regarding foreclosure.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note maximum rate at first adjustment is x.xx%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note minumum rate at first adjustment is x.xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per the note original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xxx.    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xxx.    Tape Source: Initial   Tape Type:
Field: Property Address Street x Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx. The following state disclosures are missing from the loan file.
x. Mortgage Loan Application Disclosure
x. Carbon xx Alarms
x. Notice of the Specific Reason for xx of Credit
x. Demonstration and Documentation of Compliance with Borrowers Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93533682	xx	630	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	5.875%	$659.65	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx
No active judgments and liens have been found.
x, x, and the x installment taxes for the year xx have been paid in the amount ofxx. xth installment taxes have been for the year xx have been due in the amount ofxx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is delinquent for xx months and the next payment is due forxx. The last payment was received onxx in the amountxx which was applied forxx. The UPB as per tape is xx. The current P&I isxx and the PITI isxx. The borrower has been maxxhis payments as per the xx mod terms.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due forxx. The last payment was received onxx in the amountxx which was applied ofxx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan was confirmed onxx.
The foreclosure was initiated and the file was referred to an attorney onxx. The borrower filed bankruptcy and FC was placed on hold. The RFD is unable to determine from the available loan file. The loan was modified once since origination and the borrower has been maxxhis payments as per the mod terms. As per the comment datedxx, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx. The borrower filed bankruptcy and FC was placed on hold.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan was confirmed onxx. The debtor shall pay the trusteexx per month commencing fromxx. The POC was filed onxx with its amount as $xx,xx.xx and the arrearage amount is xx. As per the voluntary petition scheduled D, there is an unsecured portion in the amount of xx and the amount of claim without deducting the value of the collateral is $xx,xx.xx.	The loan modification agreement was made between xx The new principal balance is xx The borrower promises to pay P&I ofxx with the rate of x.xx %, beginning from xx The interest bearing amount was xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Comments xx Sale Tape Value: Yes |---| |----| Comment: Current foreclosure doc locator is xx, However tape data provided it is yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: As per the collection, Current foreclosure status is Refer   Tape Source: Initial   Tape Type:
Field: First Rate Change Date    /x/xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: As per the note, the First rate change date isxx, However tape data shows it is xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note, the Max rate at first adjustment is xx.xx%,However tape data shows it is x.xx%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note, the Min rate at first adjustment is x.xx%, However tape data provided it is x.xx%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per the note, the Original stated P&I is xx.xx, However tape data provided it is xx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string is xxx , however tape data provided it isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string, the string reversed is xxx, however tape data provided it is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: As per the collection, the S&C filing date is not applicable, However tape data provided it isxx. Tape Source: Initial Tape Type:	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The HUD-x along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing Required Disclosures (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan,

x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46174546	xx	695	Not Applicable	33.058%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,398.96	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx, shows that the subject mortgage was originated onxx
The chain of assignment has been completed. The last assignment is from xx
No active judgments and liens have been found.
County taxes are paid in the total amount of xx for the year xx-xx.
No delinquent taxes have been located.
According to the payment history as ofxx, the borrower is currently delinquent for xx months. The last payment was received onxx, the payment applied date wasxx and the next due date for payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.	Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the case#xxCxxx.
It was referred to the attorney onxx.
Comment datedxx shows that the foreclosure was scheduled onxx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
xx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the plan was confirmed onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the xx the sum ofxx for xx months and sum ofxx for next xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Available servicing comment and the latest property inspection report dated onxx locator xx
") shows that the subject property is occupied by the unknown party and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Update:  As per the servicing comment datedxx, the foreclosure was initiated in xx. As per the servicing comment datedxx, the foreclosure has been cancelled due to reinstatement.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case#xxCxxx.
It was referred to the attorney onxx.
Comment datedxx shows that the foreclosure was scheduled onxx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Brett M Allender had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the plan was confirmed onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to thexxthe sum ofxx for xx months and sum ofxx for next xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
This modification agreement was made between Lender xx As per the modified term the new principal balance is xx The borrower promises to pay xx monthly with modified interest rate of x.xx % beginning from xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per Document date of last modification isxx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest Only Period is Yes. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step.  The Original Note Amortization type was Fixed.    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Max Rate At Fist Adjustment is x.xx%. however, the tape data reflects x.xx%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Min Rate At First Adjustment is x.xx%. However, the tape data reflects x.xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per Note, the P$I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xxx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xxx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx    Tape Value: xx    Variance:    Variance %:    Comment: As per Note, the property address is xx .   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: S&C filling date was not found. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50606515	xx	590	522	44.163%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$398.52	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. No active judgments or liens found.
The combined annual taxes of xx have been paid in the amount ofxx.
No active judgments or liens have been found against the borrower.
According to the payment history as ofxx, the borrower is currently delinquent for x month. The last payment was received onxx, the payment has been applied to the due date of xx/x/xx and the next due date for payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx.
The borrower has been maxxpayments as per the modification agreement.
Collections Comments:According to the collection comments, the loan is currently in bankruptcy with plan confirmed.
The borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx. The POC was filed onxx, the POC amount is $ xx,xx.xx and the arrearage amount is $ x,xx.xx. The debtor shall pay to the trustee all disposable income in the amount ofxx monthly for months x-x, thenxx monthly for months x-xx. Collection comment datedxx shows there is no cram-down. According to the payment history as ofxx, the borrower is currently delinquent for x month. The last payment was received onxx which was applied for the due date of xx/x/xxand the next due date for payment is xx/x/xx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx. As per the balloon addendum to the loan modification the amount of xx is forgiven and the interest bearing amount would be xx
The borrower has been maxxpayments as per the modification agreement.

Update:
As per the servicing comment datedxx, the reason for default is excessive obligations.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx. The POC was filed onxx, the POC amount is $ xx,xx.xx and the arrearage amount is $ x,xx.xx. The debtor shall pay to the trustee all disposable income in the amount ofxx monthly for months x-x, thenxx monthly for months x-xx. Collection comment datedxx shows there is no cramdown.	According to the modification, the loan was modified onxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of xx beginning fromxx
As per the balloon addendum to the loan modification the amount of xx is forgiven and the interest bearing amount would be xx Addendum Locator xx	Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date    /x/xx   Tape Value:    Variance:    Variance %:    Comment: Bankruptcy filling date as per the PACER report isxx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: loan is not in foreclosure.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original P&I as per the note isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history reversed as per the payment history is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history reversed as per the payment history is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Purpose of refinance as per the application is limited cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The loan is cashout Tape Source: Initial Tape Type:	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "The loan type is conventional, LTV is exceeding to xx% and also tape data reflects that the MI Company name as “RMIC (Republic)”. However, the required MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the predatory lending guidance.
This loan failed the points and fees test.
This loan failed the predatory lending guidance test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate because it is understated by more than $xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On  the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
The points and fees charged to the borrower exceed x% of the mortgage amount, or $x,xx for mortgage amounts of $xx,xx or less.Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.
The loan failed the points and fees test.The loan exceeds the HOEPA APR threshold for primary residences.The loan exceeds the HOEPA points and fees threshold for primary residences."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure is missing in the loan files."
* Missing Required Disclosures (Lvl x)     "The List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state.
The following required Disclosures are missing from the loan file:
x. Authorization Fees, Charges and Expenses for xxly Related Mortgage Loans
x. Anti-Tying Disclosure
																									x. Financial Institution Choice of Insurance Disclosure"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63546392	xx	649	616	60.446%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,709.11	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx shows the mortgage was originated on xx
The chain of the assignment has been completed. The current assignment is withxx
There are two municipal liens active found in the total amount of xx in favor of xx
Three HOA liens are found in the total amount of xx in favor xx
The junior mortgage of origination date xx
Four state tax liens are active available against the borrower in the total amount of $xx,xx in favor xx
The IRS lien is also active found in the amount of xx in favor ofxx
There are five civil judgments are available as follows
x) In the amount ofxx in favor ofxx
x) In the amount of $ x,xx.xx in favor ofxx
x) In the amount of $ xx,xx.xx in favor of xx
x) In the amount of $ xx,xx.xx in favor of xx
x) In the amount of $xx in favor xx
The x installments of county taxes for the year xx-xx are delinquent in the amount of xx, which was due on the datexx.
The x installments of county taxes for the year xx-xx are due in the amount of xx.
The current ownership is vested in thexx

The review of the payment history shows that, the borrower is currently delinquent for more than x months and the next due date is for xx/x/xx. The last payment was received onxx, in the amount of xx, which was applied forxx. The UPB stated in the payment history is $xx,xx.xx. The Current P&I is xx and PITI is xx, with the interest rate of x%. Currently, the borrower has been maxxthe payments as per modification, which was made onxx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The borrower is currently delinquent for more than x months. The reason for default is curtailment of income.
The foreclosure process was initiated and was referred to attorney on xx/x/xx. The prior foreclosure sale was scheduled onxx. According to collection comment datedxx the motion to dismiss foreclosure is granted. Currently, the foreclosure process was kept on hold because of active bankruptcy. The borrower xx
The post-petition due date was xx/x/xx. The POC was filed onxx, the amount of claim is $xx,xx.xx and amount of arrearage is xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx, xx and the value of property is $xx,xx.
There is no any evidence of cram down.
The last payment was received onxx, in the amount of xx, which was applied forxx. The UPB stated in the payment history is $xx,xx.xx. The Current P&I is xx and PITI is xx, with the interest rate of x%. Currently, the borrower has been maxxthe payments as per modification, which was made onxx.
As per the modified terms, the new unpaid principle balance is $xx,xx out of which, the borrower promises to pay the interest bearing amount of $xx,xx at the interest rate of x% with the modified P&I of xx.
The first payment date was due onxx and the new maturity date isxx.
There is no deferred balance has been stated. The principal forgiven alternative is available in the amount of $xx,xx.xx.
The property has been occupied by the owner himself.

Update:
As per servicing comment datedxx, the borrower filed for bankruptcy under Chapter xx with case#xx-xx onxx and the bankruptcy was dismissed onxx.
Foreclosure Comments:The foreclosure process was initiated and was referred to attorney on xx/x/xx. The prior foreclosure sale was scheduled onxx. According to collection comment datedxx the motion to dismiss foreclosure is granted. Currently, the foreclosure process was kept on hold because of active bankruptcy.
Bankruptcy Comments:The borrowerxxhad filed the bankruptcy under chapter xx with the Case # xx-xx, datedxx.
The post-petition due date was xx/x/xx. The POC was filed onxx, the amount of claim is $xx,xx.xx and amount of arrearage is xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx, xx and the value of property is $xx,xx.
There is no any evidence of cram down.

The modification agreement was done onxx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x% with the modified P&I of xx.
The first payment date was due on xx
There is no deferred balance has been stated. The principal forgiven alternative is available in the amount of xx
Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: xxComments xx Sale Tape Value: No |---| |----| Comment: Current foreclosure doc locator is xx comments xx sale but tape data shows No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification isxx but tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original stated P&I isxx.xx but tape data showsxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xxMxMM   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMxMxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xxx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx   Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. However the tape shows that it is Single Family. Tape Source: Initial Tape Type:	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "This loan is a FHA loan, LTV at origination was xx.xx%. The mortgage certificate is not found."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the tax service fee test.
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* DTI > xx% (Lvl x)     "As per final loan application the borrower’s total monthly income is $xx and total debts are in the amount of $xx. So, the DTI is greater than xx%."
																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89847337	xx	Unavailable	Not Applicable	40.484%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.510%	$414.33	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated onxx
Chain of assignment has been completed. Currently, the mortgage is with xx
There is a junior mortgage in the amount of xx which was recorded onxx in the favor ofxx
There are x HOA liens against the subject property in the favor of xx, first which was recorded onxx in the amount ofxx, second in the amount ofxx which was recorded on xx, fourth in the amount ofxx which was recorded onxx.
There is a state tax lien in the amount ofxx which was recorded onxx in the favor oxx
x and x installment taxes for the year xx-xx have been paid in the amount ofxx. Annual taxes for the year xx have been due in the amount ofxx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is delinquent for x months and the next payment is due forxx. The last payment was received onxx in the amountxx which was applied forxx. The UPB as per tape is xx. The current P&I isxx and PITI isxx. The borrower has been maxxhis payments as per the xx mod terms.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due forxx. The last payment was received onxx in the amountxx which was applied forxx. The foreclosure was initiated and the file was referred to an attorney onxx. There was a title issue. A prior judgment in the title policy. The title issue was resolved onxx. The service was completed onxx. The FC was placed on hold as the borrower had filed bankruptcy under chapter xx onxx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with case#xx-xx onxx and the plan was confirmed onxx. The reason for default is unable to determine from the available collection comments. The loan was modified twice since origination and the borrower has been maxxhis payments as per the latest xx mod terms. As per the comment datedxx, the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx. There was a title issue. A prior judgment in the title policy. The title issue was resolved onxx. The service was completed onxx. The FC was placed on hold as the borrower had filed bankruptcy under chapter xx onxx.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with case#xx-xx onxx and the plan was confirmed onxx. The MRF was filed onxx. As per the modified plan, the debtor shall pay the trusteexx for x-xx months andxx per month for the period of xx-xx months. The POC was filed onxx with its amount as $xx,xx.xx and the arrearage amount is xx.	This modification agreement was signed between the borrower xx The UPB is xx The borrower promises to pay P&I ofxx with a modified interest rate of x.xx %, beginning fromxx	Credit Report Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: Yes |---| |----| Comment: The fc doc locator is Notes and comments Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: Sale Publication   Variance:    Variance %:    Comment: As per the collection, the fc status is Service completed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per the mod agreement, the doc date of last mod isxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx.xx%   Comment: As per the note, the original balance is $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per the note, the original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string reversed is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string reversed is xxx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: As per the HUD-x, the purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: As per the collection comments, the complaint date is unavailable. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "The credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures have been missing from the loan file,

x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.Home Buyer Education and Counseling Disclosure"
																									* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to determine from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33574505	xx	Unavailable	Not Applicable	25.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx states that the subject mortgage was originated onxx
The chain of the assignment has been completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x.There are three IRS liens in the total amount of xx and filed by xx
Annual county taxes have been paid in the amount ofxx.
Delinquent taxes have been located in the amount ofxx for the prior year xx.
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment as per the ("xx) document.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xx,xx.xx.
The borrower is currently xx months behind his scheduled payments.
Collections Comments:xx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the plan was confirmed onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of $xx,xx.xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum ofxx for xx months.
Voluntary petition was filed onxx shows that the amount of secured claim is $xx,xx.xx and unsecured portion is $xx,xx.xx.
Motion for relief from automatic stay was filed onxx.
Latest status of FC was on hold due to active bankruptcy.
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment as per the ("xx_ARM_NOTICE_ACTUAL_Lxxx_x._xx.pdf") document.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xx,xx.xx.
The borrower is currently xx months behind his scheduled payments.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Loan was referred for foreclosure onxx. Onxx/xx/xxxxhe borrower began Loss Mitigation application process. FC sales were further delayed onxx with the non-borrower co-owner filling a chapter xx xx-xx. Prior to this the borrower filed for Chapter xx onxx with a Dismissal Date for no compliance onxx. Foreclosure action is pending the final disposition of the most recent and active Chapter xx.
Bankruptcy Commentsxx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the plan was confirmed onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of $xx,xx.xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum ofxx for xx months.
Voluntary petition was filed onxx shows that the amount of secured claim is $xx,xx.xx and unsecured portion is $xx,xx.xx.
Motion for relief from automatic stay was filed onxx.
Latest status of FC was on hold due to active bankruptcy.
Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance	Field: ARM Lifetime Floor Percent .xx% Tape Value: x.xx% |---| -x.xx% |----| -x.xx% Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and Comments   Tape Value: Yes   Variance:    Variance %:    Comment: FC determination was found in Notes and Comments.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    x.xx%   Tape Value: x.xx%   Variance: xx.xx%   Variance %: xx.xx%   Comment: Audit value verified by the note / security document signed at origination.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Audit value verified by the note / security document signed at origination.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Audit value verified by the note / security document signed at origination.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history is converted to the x to x scale per scope.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: Pay history is converted to the x to x scale per scope. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx.xx% which is greater than xx.xx% hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Home Equity Consumer Disclosure
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Operative index value is unable to confirm (Lvl x)     "Operative index is unable to determine."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26785144	xx	Unavailable	Not Applicable	42.989%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$2,652.68	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originated onxx
The chain of assignment is complete. The latest assignment of mortgage is with xx
x) HOA Lien / COA Lien, against the borrower with plaintiff of xx
x) HOA Lien / COA Lien, against the borrower with plaintiff of xx
x) IRS Lien/USA/ DOJ, against the borrower with plaintiff of department of treasury with amount of $xx,xx.xx.
x)
Annual taxes are in the amount of xx.
xx-xx x half year taxes are paid tillxx in amount of xx.
xx-xx x half year taxes are due tillxx in amount of xx.
Review of payment histoey as of datedxx shows that the borrower is not maxxregular payments. The loan payments are cureently xx months delinquent. The next due date isxx. The last payment was received onxx in the total amount of xx for the due date ofxx. The unpaid principal balance according to tape data is in the amount of $xx,xx.xx. The current interest rate is x.xx% with P&I in the amount of xx.
The borrower has been maxxpayments according to the modification agreement made on effective date ofxx.	Collections Comments:Collection comments available fromxx tillxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date isxx. The last payment was received onxx in the total amount of xx for the due date ofxx. The unpaid principal balance according to tape data is in the amount of $xx,xx.xx. The current interest rate is x.xx% with P&I in the amount of xx.
The borrower has been maxxpayments according to the modification agreement made on effective date ofxx.
Comment datedxx shows that the foreclosure was referred to attorney onxx.
Collection comment datedxx shows that the foreclosure judgment was entered onxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower John Leonard Lentell had filed bankruptcy under chapter xx plan with case# xx-xx onxx. The plan has not been confirmed yet. The confirmation hearing date has been set forxx.
Collection comment datedxx shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Comment datedxx shows that the foreclosure was referred to attorney onxx.
Collection comment datedxx shows that the foreclosure judgment was entered onxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower onxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx plan with case# xx-xx onxx. The plan has not been confirmed yet. The confirmation hearing date has been set forxx.
The POC was filed onxx in the POC amount of $xx,xx.xx with arrearage in the amount of $xx,xx.xx.

Loan Modification agreement was made between borrowers xx
The borrower promise to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of xx with fixed amortized type and it was beginning from first payment datexx
Affiliated Business Disclosure Credit Report	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: Yes |---| |----| Comment: Current Foreclosure DOC Locator is xx
Field: Current Foreclosure Status   Loan Value: Judgment Entered   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification isxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: Original balance is $xx,xx.xx. However, the data shows that $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: Original States P&I isxx. However, the data shows that xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxx.xHowever, the tape data shows that xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xxx.xHowever, the tape data shows that xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx  Tape Value: xx     Variance %:    Comment: Property address street is xxTape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: S&C filling date is U/A. however, the tape data shows thatxx. Tape Source: Initial Tape Type:	x: Curable	* Lost Note Affidavit (Lvl x) "As per lost note affidavit located at (xx) shows that the original note has been lost or damaged. However, there is a copy of note available in the loan file."	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to calculate operative index value from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20370235	xx	Unavailable	Not Applicable	45.792%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.500%	$621.86	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated oxx
The chain of the assignment is completed.
There is one junior mortgage against property in the favor of xx
There is one civil judgment in the favor of xx
There is one credit card judgment in the xx
The xx annual taxes are paid in the amount of xx.
No delinquent taxes are found
According to the payment history as ofxx,the borrower is maxxregular payments and the next due is onxx. The last payment was received date on xx in the amount ofxx which was applied for the due date wasxx. The UPB reflected in the amount of $xx,xx.xx. The borrower has been paying as per the loan modification agreement.	Collections Comments:According to the payment history as ofxx,the borrower is maxxregular payments and the next due is onxx. The last payment was received date on xx in the amount ofxx which was applied for the due date wasxx. The UPB reflected in the amount of $xx,xx.xx. The borrower has been paying as per the loan modification agreement.
According to the modification, the loan was modified onxx between the  borrower xx The new modified principal balance as per modification is in the amount of $xx,xx.xx, interest bearing amount $xx,xx.xx and deferred amount is $x with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount ofxx beginning fromxx. The maturity date as per modification isxx.The modification does not contain balloon payment. This loan was modified x times.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx-xx onxx.The plan was  confirmed onxx.The case was discharged onxx.The POC was filed onxx, the POC amount is $xx,xx.xx and the arrearage amount is xx.Teh motion filed date isxx.No cram down details is found.
As per collection commentsxx,the reason for default is borrower was injured at work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx-xx onxx.The plan was confirmed onxx.The case was discharged onxx.The POC was filed onxx, the POC amount is $xx,xx.xx and the arrearage amount is xx.Teh motion filed date isxx.No cram down details is found.	Loan Modification agreement was made between borrowerxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx
According to the modification agreement made on xx the new principal is in the amount of xx with interest rate of x.xx%. In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exceeds x% of the modified principal amount.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy onxx which is Post-Loan Origination as the subject loan closed onxx. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date    /x/xx   Tape Value:    Variance:    Variance %:    Comment: The PACER Report reflects the Bankruptcy filing date asxx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification isxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: The Note reflects the Original Balance (or Line Amount) asxx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: The Note reflects the Original Stated P&I asxx   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider document is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Operative index numerical value is unable to confirm from the given lenders documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53318506	xx	Unavailable	Not Applicable	44.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report datedxx, the subject mortgage is showing in x lien position. The chain of assignment is complete with the latest assignment to xx. recorded xxx. There is a x mortgage of record with xx
There are x Credit Card Judgments of record.
- Judgment with Dxx
- Judgment with xx
The Annual Tax Amount is xx.
The xx-xx county x and x half taxes have been paid.
The Tax Notes show the xx/xx taxes are partially delinquent.  Total payoff amount is good untilxx in the amount ofxx.
As per payment history datedxx, the loan is currently xx months delinquent and due for the xxx payment. The last funds were received onxx in the amount of xx and was placed into suspense. The last payment was applied onxx from suspense funds in the amount of xx to the October xx payment. The stated current rate is x.xx%, current P&I is xx and the current PITI is xx. The current UPB per the tape data is xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. As per payment history datedxx, the loan is currently xx months delinquent and due for the xxx payment. The last funds were received onxx in the amount of xx and were placed into suspense. The last payment was applied onxx from suspense funds in the amount of xx to the October xx payment. The stated current rate is x.xx%, current P&I is xx and the current PITI is xx. The current UPB per the tape data is xx.
The borrower, xx, is deceased.  The Death Certificate was located in the file under "xx_OTHER_LEGAL_DOCS_Dxxx_xx" pg.xx and reflects her date of death isxx.  Letters of Administration of a Small Estate was also provided and states that administration of the Estate of xx was granted on the xxst day of May, xx to xxl as personal representative.  A hardship letter was also provided from xx datedxx stating that "xx died and her husband and daughter would like to discuss a modification so that the loan is more affordable.  Currently, the payment amount is too high and the household income has lowered due to her death.  My sister and father are both handicap need to continue to live in the house that they are accustom to.  I am asxxthat you please contact me to discuss options available to allow them to stay in the home.  They would like a work out plan so they can stay in the home."

The loan is currently protected under a Chapter xx Bankruptcy case# xx-xx which was filed by xx on xxx and the plan was confirmed on xxx.  Pacer docs were not located therefore unable to determine POC, MFR, attorney and trustee information.  Servicing comments state the arrears in POC as xx with plan length for xx months. Arrears payments to commence onxx with arrears payments to servicer in the amount ofxx and post-petition payments to commence on xxx in the amount of xx.
xx previously filed a Chapter xx Bankruptcy case# xx-xx on xxx.  A POC was filedxx showing the amount of claim xx and the arrearages totaled xx.  A MFR was filed by xx, N.A. for subject property onxx.
Foreclosure proceedings beganxx.  Prior Bankruptcy was filed on xxx placing foreclosure on hold.  Unable to determine when the Bankruptcy was terminated and foreclosure resumed however the foreclosure sale date was scheduled for xxx.  A new Bankruptcy case was filed on xxx which cancelled the sale and again placed foreclosure proceedings on hold.  The Bankruptcy is still active and the foreclosure remains on hold.

Foreclosure Comments:Foreclosure proceedings beganxx.  Prior Bankruptcy was filed on xxx placing foreclosure on hold.  Unable to determine when the Bankruptcy was Terminated and foreclosure resumed however the foreclosure sale date was scheduled for xxx.  A new Bankruptcy case was filed on xxx which cancelled the sale and again placed foreclosure proceedings on hold.  The Bankruptcy is still active and the foreclosure remains on hold.
Bankruptcy Comments:The loan is currently protected under a Chapter xx Bankruptcy case# xx-xx which was filed by Jacqueline Caldwell on xxx and the plan was confirmed on xxx.  Pacer docs were not located therefore unable to determine POC, MFR, attorney and trustee information.  Servicing comments state the arrears in POC as xx with plan length for xx months; arrears payments to commence onxx with arrears payments to servicer in the amount ofxx and post-petition payments to commence on xxx in the amount of xx.
xx previously filed a Chapter xx Bankruptcy case# xx-xx on xxx.  A POC was filedxx showing the amount of claim xx and the arrearages totaled xx.  A MFR was filed by xx, N.A. for subject property onxx.
Not Applicable	Affiliated Business Disclosure Credit Report	Field: Borrower xx	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Missing the Required Affiliated Business Disclosure from the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13934342	xx	Unavailable	Not Applicable	39.904%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originated on xx, x. The chain of assignment is complete as the subject mortgage is with the current assignee, xx., datedxx. No active liens and judgment have been found on updated title report. x installment of combined tax for xx-xx has been paid onxx in the amount of xx. x installment of combined tax for xx-xx is due onxx in the amount of xx.	Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date of xx/x/xx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the note terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date of xx/x/xx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the note terms.
Loan modification agreement was made between the borrower and Lender onxx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxx which began on xx/x/xx. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/x/xx. Reason for Modification is Financial Hardship.
As per updated title report and review of the collection comments, Lis pendens was filed onxx and recorded onxx states that the notice of default was sent to borrower and foreclosure proceeding was started. Notice of Sale was sent to borrower and was filed onxx which was recorded onxx. After this borrower started maxxregular payment and foreclosure proceeding was stiped. later on borrower has filed bankruptcy under chapter xx case# xx-xx onxx. Currently borrower in active bankruptcy. No further information is available in the collection comments regarding foreclosure.

Borrower has filed bankruptcy under chapter xx case# xx-xx onxx. POC was filed onxx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Amended/Modified Plan was filed onxx which states that the debtor will cure the subject claim of arrearage which is in the total amount of xx. Order of confirming plan was filed onxx which states that the debtor amended plan which was filed on xx/x/xx is hereby confirmed. Currently debtor is in active bankruptcy.
As per latest comment datedxx subject property is occupied by the owner and in average condition.
Foreclosure Comments:As per updated title report and review of the collection comments, Lis pendens was filed onxx and recorded onxx states that the notice of default was sent to borrower and foreclosure proceeding was started. Notice of Sale was sent to borrower and was filed onxx which was recorded onxx. After this borrower started maxxregular payment and foreclosure proceeding was stiped. later on borrower has filed bankruptcy under chapter xx case# xx-xx onxx. Currently borrower in active bankruptcy. No further information is available in the collection comments regarding foreclosure.
Bankruptcy Comments:
Borrower has filed bankruptcy under chapter xx case# xx-xx onxx. POC was filed onxx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Amended/Modified Plan was filed onxx which states that the debtor will cure the subject claim of arrearage which is in the total amount of xx. Order of confirming plan was filed onxx which states that the debtor amended plan which was filed on xx/x/xx is hereby confirmed. Currently debtor is in active bankruptcy.
Not Applicable	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Current Bankruptcy Post Petition Due Date /x/xx Tape Value:xx |---| -xx (Days) |----| Comment: As per tape data current bankruptcy post petition date isxx, however according to collection comment it isxx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xxComments xx Sale   Tape Value: Yes   Variance:    Variance %:    Comment: As per tape data current foreclosure doc locator is yes, however according to collection comment it is Rushmore Comments xx Sale.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Foreclosure Not Begun   Tape Value: Sale Publication   Variance:    Variance %:    Comment: As per tape data current foreclosure status is sale publication, however according to collection comment it is complaint filed.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data mod maturity date isxx, however according to collection comment it is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xxx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per tape data purpose of refinance per application is Cash Out-Other, however according to collection comment it is Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: As per tape data purpose of transaction per HUD-x is Cash Out, however according to collection comment it is refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Privacy Notice
x. Fair Debt Collection Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction datexx which after the note datexx."
																									* Settlement date is different from note date (Lvl x) "Settlement date is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50977728	xx	654	Not Applicable	24.446%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to updated title report datedxx, the subject mortgage was originated onxx
There are two civil judgment lien against the subject property, as follows-
x. There is civil judgment lien against the subject property in the amount ofxx held by xx

x. There is civil judgment lien against the subject property in the amount of xx held by xx
xx /.

Review of updated title report datedxx shows that there is State Tax Lien or xx

xx-xx county x property taxes have been paid off onxx in the amount ofxx.
xx-xx county x property taxes have been paid off onxx in the amount ofxx.
xx-xx county x property taxes have been paid off in the amount ofxx.
xx-xx county x property taxes have been paid off onxx in the amount ofxx.	Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per note P&I. The last payment ofxx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:The loan is in bankruptcy. Collection comments available fromxx tillxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date isxx. The last payment was received onxx in the total amount ofxx for the due date ofxx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx % with P&I in the amount ofxx.
The borrower has been maxxpayments according to original note terms.
Review of collection comment shows that the foreclosure was initiated in the loan and foreclosure referred to attorney is not available in collection comment. Collection comment datedxx shows that the sheriff sale was scheduled forxx; however, the foreclosure process was put on hold due borrower filing bankruptcy.
Borrower had filed bankruptcy under chapter-xx with the case#xx-xx onxx & the plan was confirmed onxx.
The loan is currently in active bankruptcy.
Borrower had filed bankruptcy under chapter-xx with the case#xx-xx onxx & the plan was confirmed onxx. POC was filed on xxx state the amount of secured claim is xx with arrearage amount of xx.  Motion to relief was not filed. POC bar date was completed onxx. Borrower is currently on active bankruptcy.
No latest BPO report available in the loan file
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and foreclosure referred to attorney is not available in collection comment. Collection comment datedxx shows that the sheriffe sale was scheduled forxx; however, the foreclosure process was put on hold due borrower filing bankruptcy.
Borrower had filed bankruptcy under chapter-xx with the case#xx-xx onxx & the plan was confirmed onxx.
The loan is currently in active bankruptcy.

Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the case#xx-xx onxx & the plan was confirmed onxx. POC was filed on xxx state the amount of secured claim is xx with arrearage amount of xx. Motion to relief was not filed. POC bar date was completed onxx. Borrower is currently on active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Comments xx Sale Tape Value: Yes |---| |----| Comment: Current foreclosure doc locator is xx comments xx sale; However, tape shows yes. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xxx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed xxx; However, tape shows xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test. (IN HEA xx, Ind. Code § xx-x.x-x-xx, Ind. Code § xx.x.x-x-xx)
xx requires the xx to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator shows moderate due to IN License Validation Test failed."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx The following state disclosures are missing from the loan file.
Hazard Insurance Disclosure
xx Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63889351	xx	Unavailable	Not Applicable	34.164%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$477.14	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated onxx
The chain of the assignment has been completed.  Currently, the assignment is with xx
There is a junior  Mortgage Originated onxx in the favorxx
There is a civil judgment in the favor of  xx
x installment of combined jurisdiction tax of xx/xx has been paid in the amount ofxx onxx.
x installment of combined jurisdiction tax of xx/xx has been paid in the amount ofxx on xxx.
x installment of combined jurisdiction tax of xx/xx has been paid in the amount ofxx onxx.
Annual installment of county jurisdiction tax of xx has been paid in the amount ofxx onxx.
No prior year delinquent taxes have been found	According to the payment history as ofxx, the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment isxx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received onxx, that was applied for the due date ofxx and the next due date for the payment isxx. The P&I is in the amount ofxx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment datedxx, the reason for default is payment issue with the prior servicer.
The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower) xx, on xxx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount ofxx beginning from xxx. The maturity is xxx. There is no provision for the balloon payment.
According to the foreclosure document located at “xx”, the foreclosure file referred to an attorney onxx. As per comment datedxx, the foreclosure complaint was filed onxx. However,  as per comment datedxx, the foreclosure was put on hold as the borrower had filed bankruptcy onxx.
Bankruptcy Comments:The borrower Lewis Claude (Debtor) had filed bankruptcy under chapter xx with the case# xx-xx onxx. The plan has not been confirmed yet. As per the proposed chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months. The creditor xx. had filed POC onxx with a secured claim amount of xx and the arrearage is in the amount of xx.	This loan modification agreement was made between xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount ofxx beginning from xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx - xx Tape Value: Yes |---| |----| Comment: The foreclosure document located at xx". Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per Note document original P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per collection comment the foreclosure complaint was filed onxx. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is available in the loan file, which is locator at" xx the few points and fees are handwritten. The document is considered to check the CE result."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx, However, the following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
x. NY Interest Rate Disclosure.
x. NY Hazard Insurance  Disclosure.
x. Tax Escrow Account Designation.
x. Mortgage Bankers and Exempt Organizations Preapplication.
x. Co-Signer Notice Requirements.
x. Default Warning Notice.
x. Commitment Disclosure.
x. Lock-in Disclosure.
xx. Expiration of Lock-in or Commitment Period."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12047835	xx	721	Not Applicable	97.372%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$717.84	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated on xx
There is one junior mortgage found  open in the amount of xx favor of xx
According to updated title report, x & x is installment of county taxes have been paid in the total amount ofxx. Also, x installment of county for the year of xx is due onxx in the amount ofxx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received onxx in the amount xx which was applied to xx/x/xx. The next due date is xx/x/xx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.	Collections Comments:The loan is currently in bankruptcy. Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed onxx. According to chapter xx plan, debtor shall pay to the trustee in the amount ofxx per month for the xx months. The POC was filed onxx in the amount of $xx,xx.xx with amount of arrearage is xx.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received onxx in the amount xx which was applied to xx/x/xx. The next due date is xx/x/xx. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.
According to servicing comment, foreclosure is not initiated on the loan.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed onxx. According to chapter xx plan, debtor shall pay to the trustee in the amount ofxx per month for the xx months. The POC was filed onxx in the amount of $xx,xx.xx with amount of arrearage is xx.	This loan modification was done on xx The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is x.xx % and Monthly P&I isxx. The modification payment start date isxx
Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx   Tape Value: xx   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Difference between the tape data and audit value in the loan file. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
Loan data is x.xx% which is compared with x.xx% and variance is +x.xx%.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA foreclosure rescission finance charge test.
Loan data is $xx,xx.xx which is compared withxx variance isxx
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
his loan failed the TILA APR test.
Loan data is $xx,xx.xx which is compared withxx variance isxx

The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx% (Lvl x)     "According to final application, total monthly  income of borrower isxx and total monthly expenses isxx. Hence, DTI is greater than xx.xx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at xx State.
Following state disclosure are missing from the loan file. :-
x.IL Collateral Protection Insurance Notice
																									x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88216639	xx	575	Not Applicable	40.429%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Updated title report datedxx, the subject mortgage was originated xx
The chain of assignment has been completed. The latest assignment is with xx, which was recorded onxx.
Six State Tax Liens against xx in the favor xx
First in the amount of xx which was recorded xx
Second in the amount of xx which was recorded xx
Third in the amount of xx which was recorded on xx
Fourth in the amount of xx which was recorded onxx
Fifth in the amount of xx which was recorded on xx
Sixth in the amount of xx which was recorded onxx
Five Civil Judgments againstxx
First in the favor ofxx
Second in the favor of xx
Third in the favor of xx
Fourth in the favor xx
Fifth in the favor oxx
The annual county taxes of xx-xx have been paid in the amount of xx.
The annual utilities taxes of xx-xx are due onxx in the amount ofxx.
No prior years delinquent taxes have been found.
According to the payment history, the borrower is delinquent for xx months and the next due date for the payment is xx/x/xx. The last payment was received onxx in the amount of xx. The current unpaid principal balance reflected in the payment history is in the amount of $xx,xx.xx.	Collections Comments:According to the servicing comments, the loan is in foreclosure and the next due date for the payment is xx/x/xx. The last payment was received onxx in the amount of xx. The current unpaid principal balance reflected in the payment history is in the amount of $xx,xx.xx.
Reason for default is a curtailment of income.
The loan has not been modified since origination.
According to the comments, the foreclosure was initiated in xx and the file was referred to an attorney onxx. The complaint was filed onxx. However, it was put on hold as the borrower had filed the bankruptcy onxx and the case was dismissed onxx. Further, the FC was put on hold due to title claim and it was also resolved. However, no further information has been found regarding the FC sale.
According to the PACER, the borrower xx  had filed the bankruptcy under Chapter xx with the case #xx-xx onxx. The case was dismissed onxx and terminated on xx/x/xx for other reason.
The servicing comment datedxx shows that the subject property is owner-occupied.
No BPO and inspection reports are provided.

Foreclosure Comments:According to the comments, the foreclosure was initiated in xx and the file was referred to an attorney onxx. The complaint was filed onxx. However, it was put on hold as the borrower had filed the bankruptcy onxx and the case was dismissed onxx.
Further, the FC was put on hold due to title claim and it was also resolved.
However, no further information has been found regarding the FC sale.
Bankruptcy Comments:According to the PACER, the borrowerxx had filed the bankruptcy under Chapter xx with the case #xx-xx onxx. The case was dismissed onxx and terminated on xx/x/xx for other reason.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Not in Docs. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date    /x/xx   Tape Value:    Variance:    Variance %:    Comment: BK Filing date taken from Doc.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value:  xx - xx   Tape Value: Yes   Variance:    Variance %:    Comment: Audit value is correct as per UW.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The loan has not modified since origination.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from History.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from History.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx    Tape Value: xx   Variance:    Variance %:    Comment: Correct, taken from Original Note.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Subject loan is a Refinance paying off xx Home Loans.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Subject loan is a Refinance paying off xx Home Loans. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct. disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75796611	xx	Unavailable	Not Applicable	41.708%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report datedxx shows the subject mortgage was originated onxx
There is one junior mortgage found open in the amount of xx favor oxx
There are two child support lien judgment against the borrower found open favor of xx. However, judgment amount unable to confirmed from the supportive document.
There is one IRS Lien judgment against the borrower found open in the amount of xx favor ofxx
There are two state tax lien judgment against the borrower found open  in the total amount of $ xx.xx favor xx
According to updated title report, county taxes for the year of xx-xx, x installment was paid in the amount ofxx and x installment was due onxx in the amount ofxx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx/x/xx in the amount xx which was applied toxx. The next due date isxx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed onxx. According to chapter xx plan, debtor shall pay to the trustee in the amount ofxx per month for the xx months. The POC has been filed on xx in the amount of $xx,xx.xx with amount of arrearage xx.
The foreclosure proceedings were initiated on the loan  No more evidences are available regarding further foreclosure proceedings. Summon & complaint of foreclosure was filed xx/x/xx and foreclosure sale schedule onxx. Due to filing of bankruptcy by borrower onxx FC process currently was put on hold. No further details are available.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx/x/xx in the amount xx which was applied toxx. The next due date isxx. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of xx.
Reason for default unable to confirmed from the servicing comment.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan  No more evidences are available regarding further foreclosure proceedings. Summon & complaint of foreclosure was filed xx/x/xx and foreclosure sale schedule onxx. Due to filing of bankruptcy by borrower onxx FC process currently was put on hold. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed onxx. According to chapter xx plan, debtor shall pay to the trustee in the amount ofxx per month for the xx months. The POC has been filed on xx in the amount of $xx,xx.xx with amount of arrearage xx.	Not Applicable	Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: COMMENTHISTORY_xx January xx - xx Tape Value: Yes |---| |----| Comment: As per tape data, current foreclosure doc locator is yes. However, the review of the available loan files states that it is COMMENTHISTORY_xx January xx-xx. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data, mod maturity date isxx. However, the review of the available loan files states that it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx/xx/xxxx Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: As per tape data, original note doc date isxx. However, the review of the available loan files states that it isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string is xx. However, the review of the available loan files states that it is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, reversed payment history string is xx. However, the review of the available loan files states that it is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx xx Avenue   Tape Value: xx xx Ave   Variance:    Variance %:    Comment: As per tape data, street address of the property is xx xx Ave. However, the review of the available loan files states that it is xx xx Avenue.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per tape data, purpose of transaction per HUD-x is refinance. However, the review of the available loan files states that it is cash out. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. However, estimated HUD-x is available in the loan file (Doc locator#xxx - MG - HUD - xx_xxx)."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at CA State.
Following state disclosures are missing from the loan file. :-
x) Impound Account Disclosure
x) Cosigner Notice
x) Private Mortgage Insurance Disclosure
x) Earthquake Disclosure for Condominiums
x) Hazard Insurance Disclosure
x) Insurer Recommendation Disclosure
x) CA Fair Lending Notice
x) Anti-Tying Disclosure
x) Privacy Notice
xx) Notice of Right to Copy of Appraisal
xx) Application for Credit-Married Persons
xx) Fair Debt Collection Notice
xx) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "According to note, loan was originated onxx. However, ROR transaction date show asxx which is different from the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62944057	xx	Unavailable	Not Applicable	39.165%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$2,800.67	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx

There is one senior mortgage which was originated onxx and was recorded on xx
The subordination agreement was made between xx

The chain of assignment has been completed. The latest assignment is from xx

No active liens and judgments had been found pending.

Property Tax Status;
x) x installment county taxes for the year of xx-xx had been paid in the amount of xx onxx.
x) x installment taxes for the year of xx-xx are due for the amount of xx till the due date ofxx.
No prior year delinquent taxes had been found pending.	According to the payment history as ofxx, the borrower is currently delinquent for xx months. The last payment was received onxx, the payment applied date wasxx but borrower made xx of interest data received onxx and the next due date for payment is xxx. The P&I is in the amount of xx and PITI is in the amount of xx with the interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of xx.The borrower has been maxxpayments as per modification agreement which was done on xx and located at “xx”.
Collections Comments:The loan is currently in collections. According to the payment history as ofxx, the borrower is currently delinquent for xx months. The last payment was received onxx, the payment applied date wasxx but borrower made xx of interest data received onxx and the next due date for payment is xxx. The P&I is in the amount of xx and PITI is in the amount of xx with the interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of xx.The borrower has been maxxpayments as per modification agreement which was done on xx and located at “xxx -

According to the modification, the loan was modified on xxx between the borrower Tressia A Bennett and Lender is xx  The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of xx beginning from xxx. The maturity date as per modification isxx. The interest bearing principal balance is xx. There is no any principal forgiven and deferred balance. This loan was modified twice in xx and now in xx.

The borrower xx  had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan was later dismissed onxx and was fully terminated onxx.
Available notice of lis pendence with case#xx-xx shows that the foreclosure complaint was filed onxx. Collection comment datedxx shows that the foreclosure sale date is set forxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower Tressia Ann Bennett had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan was later dismissed onxx and was fully terminated onxx.
Collection comment datedxx shows that the foreclosure sale date is set forxx.

As per collection comment datedxx the reason for default is death of husband and loss of income increases of expenses. The comment datedxx the occupancy is occupied by owner. The status of property condition is good. No damages or repairs are found.

Foreclosure Comments:Available notice of lis pendence with case#xx-xx shows that the foreclosure complaint was filed onxx. Collection comment datedxx shows that the foreclosure sale date is set forxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrowerxx had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan was later dismissed onxx and was fully terminated onxx.
Collection comment datedxx shows that the foreclosure sale date is set forxx.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan was later dismissed onxx and was fully terminated onxx.
According to the modification, the loan was modified on xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of xx beginning from xx. The interest bearing principal balance is xx There is no any principal forgiven and deferred balance. This loan was modified twice in xx and now in xx.
Credit Report Missing Required State Disclosures Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The bankruptcy was filed and terminated. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   xx   Tape Value:    Variance:    Variance %:    Comment: The bankruptcy filing date isxx.   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: A   Variance:    Variance %:    Comment: As per note the middle name of borrower is xx   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value:x -    Tape Value: Yes   Variance:    Variance %:    Comment: Foreclosure case locator is xx
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Post-Sale Redemption Expired   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per note the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xxx.     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx- xx  Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as xx-  Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not hand dated by the borrower."	* Missing credit report (Lvl x) "Credit report is missing from loan documents. Post closing credit report available at xxx - MG - Originations - CREDIT REPORT - xx_xxx."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

·?Impound Account Disclosure
·?Cosigner Notice
·?Private Mortgage Insurance Disclosure
·?Earthquake Disclosure forCondominiums
·?Hazard Insurance Disclosure
·?Insurer RecommendationDisclosure
·?CA Fair Lending Notice
·?Anti-Tying Disclosure
·?Privacy Notice
·?Notice of Right to Copy of Appraisal
·?Application for Credit-Married Persons
·?Fair Debt Collection Notice
·?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Right of Rescission missing or unexecuted (Lvl x)     "The ROR is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "As per HUD the settlement date isxx; however, note date isxx."
																									* TIL not hand dated (Lvl x) "FInal TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54554963	xx	Unavailable	Not Applicable	20.147%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report datedxx the subject mortgage was originated on xx
The chain of assignment has been completed, currently, the assignment is with xx.
The updated title shows there are x civil judgments, x HOA liens, x senior and junior mortgage against the borrower.
The Senior Mortgage on the subject property was originated on xx
The x HOA  liens on the subject property all are in the favor ofxx Second is recorded onxx  in the amount of xx. Third is recorded onxx in the amount of xx. Fourth is recorded onxx in the amount of xx and the last was recorded onxx in the amount ofxx.
The x civil judgments are in the favor of xxe first was recorded onxx in the amount of xx. The second was recorded onxx in the amount ofxx. The third was recorded onxx in the amount of xx and the last was recorded onxx in the amount ofxx.
The fifth civil judgment is in the amount of xx recorded onxx in the xx
The sixth was recorded onxx in the amount of $xx,xx.xx in the favor ofxxin the amount of xx in the favor xx
The junior mortgage was originated onxx and recorded xx
Annual county taxes of xx are paid in the amount of $ xx.x and the annual county taxes of xx are delinquent in the amount ofxx.
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment isxx. The last payment was received onxx, in the amount ofxx with an interest rate of x.xx %. The monthly P&I is in the amount ofxx. The UPB reflecting is in the amount of $xx,xx.xx.The borrower had made the last payment as per the original note.

Collections Comments:The loan is currently is active foreclosure. The process of foreclosure has been initiated in xx. As per the comments datedxx, the foreclosure sale date was scheduled onxx. However, unable to determine current foreclosure status as the comments are available tillxx.
The borrower Kimberly Ann Joseph filed bankruptcy onxx the case was dismissed onxx. The chapter xx plan was filed onxx and as per plan, the debtor was supposed to pay the trustee the amount ofxx per month for xx months andxx for remaining xx months for total term of xx months.
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment isxx. The last payment was received onxx, in the amount ofxx  with an interest rate of x.xx %. The monthly P&I is in the amount ofxx. The UPB reflecting is in the amount of $xx,xx.xx.The borrower had made the last payment as per the original note.
The reason for default is unable to determine as per servicing comments.
The subject property is occupancy is unable to determine as per servicing comments. The condition of the property is average, no comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated in xx.The comments datedxx the foreclosure sale date was scheduled onxx. However, unable to determine current foreclosure status as the comments are available tillxx.

Bankruptcy Comments:The borrower xx unt ofxx per month for xx months andxx for remaining xx months for total term of xx months.
Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: Yes |---| |----| Comment: Reviewer updated per documents found in BOX Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Converted to x-x Rating Scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: Converted to x-x Rating Scale Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the RESPA "Government Recording Charges" (xx) validation test.
This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test."
* ComplianceEase RESPA Test Failed (Lvl x)     "RESPA GFE Disclosure Date Test: FAIL
This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons
The loan was audited under the xx selection from the ComplianceAnalyzer menu, and
The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or
The Good Faith Estimate disclosure date is after the closing date

RESPA "Government Recording Charges" (xx) Validation Test:FAIL

This loan failed the RESPA "Government Recording Charges" (xx) validation test.
The loan provides a value ofxx for "Government Recording Charges." However, the sum of all component fees,xx, does not equal the value entered for "Government Recording Charges." There is a difference ofxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate because it is understated by more than $xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

RESPA GFE Disclosure Date Test: FAIL
This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons

RESPA "Government Recording Charges" (xx) Validation Test:FAIL
This loan failed the RESPA "Government Recording Charges" (xx) validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data  $xx,xx.xx Comparison Data $xx,xx.xx Variance -xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  $xx,xx.xx Comparison Data $xx,xx.xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.

Initial TIL Disclosure Date Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xx_
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	Fail	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93469870	xx	Unavailable	Not Applicable	37.514%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$705.72	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx. datedxx.
There is an active junior mortgage in the amount of xx which was recorded onxx
There are nine active civil judgment has been found against the borrower in the total amount of xx which was recorded on multiple dates in favorxx
Annual of Combined tax for xx has been paid onxx in the amount of xx.
Annual of Combined tax for xx has been paid onxx in the amount of xx.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount ofxx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount ofxx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrowers and on xx/x/xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxx began on xx/x/xx. The new principal balance is $xx,xx.xx. The interest bearing amount is $xx,xx.xx and the maturity date isxx. Reason for Modification is Financial Hardship.
No information is available in the collection comments regarding foreclosure.
Borrower has filed bankruptcy under chapter xx case #xx-xx onxx. POC was filed onxx which states that the amount of secured claim is $xx,xx.xx and the amount of arrearage is xx. Schedule D of voluntary petition datedxx   shows amount of secured claim without deducting the value of collateral is $xx,xx.xx and value of collateral is $xx,xx.xx therefore the unsecured portion is $xx,xx.xx. Chapter xx Plan was filed onxx which was objected onxx by the trustee. Amended Chapter xx Plan which was filed onxx debtor shall make xx per month for xx months then xx per month for xx months. Debtor will make arrears payment through plan which is in the total amount of xx. Currently debtor is in active bankruptcy.
As per latest comment datedxx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case #xx-xx onxx. POC was filed onxx which states that the amount of secured claim is $xx,xx.xx and the amount of arrearage is xx. Schedule D of voluntary petition datedxx shows amount of secured claim without deducting the value of collateral is $xx,xx.xx and value of collateral is $xx,xx.xx therefore the unsecured portion is $xx,xx.xx. Chapter xx Plan was filed onxx which was objected onxx by the trustee. Amended Chapter xx Plan which was filed onxx debtor shall make xx per month for xx months then xx per month for xx months. Debtor will make arrears payment through plan which is in the total amount of xx. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrowers and on xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxx began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Right of Rescission	Field: Current Bankruptcy Post Petition Due Date xx Tape Value: xx/x/xx |---| xx (Days) |----| Comment: Per Review of Collection History for most recent xx onths. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Per Foreclsoure documents in file.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Verified from Note in file.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Per Review of Collection History for most recent xx onths.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Per Review of Collection History for most recent xx onths.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx    Tape Value: xx    Variance:    Variance %:    Comment: Verified from NOTE in file.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Lower rate or term Variance: Variance %: Comment: Verified from NOTE in file. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Origination Credit Report was not located in file. Credit report is missing from loan documents. Post closing credit report is available at xxx - MG - Originations - CREDIT REPORT - xx_xxx.pdf"
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Anti-Coercion Notice
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliate business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37323010	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,454.85	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx,the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the assignment of mortgage is with xx
There are x HOA liens open against property in the total amount ofxx with xx
There are three Municipal lien found active against property with xx
There is a Civil judgment open against the borrower in the amount of xx in the favor ofxx
Annual installments of County taxes for xx,xx and xx have been paid in the cumulative amount of xx.
According to the latest payment history as ofxx, the borrower is currently delinquent for one months and the next due date isxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I of xx.	Collections Comments:The loan is currently in bankruptcy and is due forxx. The last payment was received onxx.The UPB reflected in the payment history is in the amount of $xx,xx.xx.
The reason for the default is unemployment. Unable to determine the intention of the borrower regarding the subject property.
The loan has been modified since origination. As per modified terms, the new principal balance is$xx,xx.xx. The borrower promises to pay xx monthly with a modified interest rate of x.xx% beginning fromxx with a maturity date ofxx.
No information pertaining to the foreclosure has been found.
The borrower had filed bankruptcy under Chapter xx with Case #xx-xx onxx. The plan was confirmed onxx.  The Bankruptcy POC filed onxx and the POC amount is $xx,xx.xx and the amount of arrearage is xx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum ofxx per month for x months after thatxx per month for x months, xx per month for x months,xx per month for x months, xx per months for xx months for a total term of xx months. As per schedule D of  voluntary petition, Amount of secured claim is $xx,xx.xx and  unsecured portion is xx, hence Value of collateral that supports this claim is $xx,xx.xx.
The subject property is owner-occupied. Unable to determine the condition of subject property since latest BPO report is unavailable and the comments are not available in the comment history.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower had filed bankruptcy under Chapter xx with Case #xx-xx onxx. The plan was confirmed onxx. The Bankruptcy POC filed onxx and the POC amount is $xx,xx.xx and the amount of arrearage is xx. Under Chapter xx amended plan, the debtor shall pay to the trustee the sum ofxx per month for x months after thatxx per month for x months, xx per month for x months,xx per month for x months, xx per months for xx months for a total term of xx months. As per schedule D of voluntary petition, Amount of secured claim is $xx,xx.xx and unsecured portion is xx, hence Value of collateral that supports this claim is $xx,xx.xx.	This modification agreement was made betweenxx, and Borrower xx. As per the modified term, the new principal balance xx The borrower promises to pay xx monthly with a modified interest rate of x.xx% beginning fromxx
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER report the borrower has filed bankruptcy. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date  xx/xx/xxxx Tape Value:    Variance:    Variance %:    Comment: According to the PACER report bankruptcy filling date isxx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: According to the servicing comment the foreclosure process is not initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: According to the modification the loan was modified onxx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Note reflected interest only period.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: According to the servicing comment the REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: The Note reflected original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx Alderleaf Terrace   Tape Value: xx Alderleaf Ter   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: he Purpose of Transaction according to the HUD is Refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: According to the appraisal report subject property tye is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xx_Credit_Report_Dxxx_xx.pdf."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is located in Maryland(MD) state. The below Required State disclosures are missing in the given loan files.
x] Affidavit of Consideration.
x] Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22106318	xx	Unavailable	Not Applicable	56.551%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated onxx
The chain of the assignment has not been completed. The last assignment is with xx, which was recorded oxx
There is a junior mortgage against the subject property in the favor of xx
No active judgment or liens have been found.
The annual county taxes of xx have been paid in the amount ofxx.
No delinquent taxes has been found for the prior year.
According to the payment history as ofxx, the borrower is delinquent for xx months and the next due date for the payment is onxx. The last payment was received onxx in the amount ofxx, which was applied forxx. The current UPB reflected payment history in the amount of xx. The borrower has been maxxthe payments as per the Note terms.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for the payment is onxx. The last payment was received onxx in the amount ofxx, which was applied forxx. The current UPB reflected payment history in the amount of xx. The borrower has been maxxthe payments as per the Note terms.
Reason for default is unable to be determined.
The loan has not been modified since origination.
As per the foreclosure invoice located at (xx), the foreclosure was initiated in xx and the legal action was filed onxx which was within the SOL.
Further, the notice of lis-pendens in Updated title report was filed onxx with the case xx According to the comment datedxx, the service was completed onxx. The final judgment of foreclosure in the Updated title report was filed onxx. The comment datedxx reflects that the sale was set onxx; however, it was put on hold as the borrower had filed the bankruptcy onxx. The date of the last filing of bankruptcy wasxx.
The borrower xx had filed the bankruptcy under Chapter xx with the case #xx-xx onxx. The proof of claim was filed onxx with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed onxx. According to the amended chapter xx plan dated xxx, the debtor shall pay to the trustee the sum of xx for x to x months, then xx for x to xx months and xx for xx to xx months. The date of the last filing of bankruptcy wasxx.
No evidences have been found regarding the occupancy in the latest xx months of servicing comments.
No BPO and inspection reports are provided.

Foreclosure Comments:As per the foreclosure invoice located at (xx), the foreclosure was initiated in xx and the legal action was filed onxx which was within the SOL.
Further, the notice of lis-pendens in Updated title report was filed onxx with the case #xxCAxxMB. According to the comment datedxx, the service was completed onxx. The final judgment of foreclosure in the Updated title report was filed onxx. The comment datedxx reflects that the sale was set onxx; however, it was put on hold as the borrower had filed the bankruptcy onxx. The date of the last filing of bankruptcy wasxx.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter xx with the case #xx-xx onxx. The proof of claim was filed onxx with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed onxx. According to the amended chapter xx plan dated xxx, the debtor shall pay to the trustee the sum of xx for x to x months, then xx for x to xx months and xx for xx to xx months.
The date of the last filing of bankruptcy wasxx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx - xx (x).xls Tape Value: Yes |---| |----| Comment: The Current foreclosure Document locator-xx - xx (x) Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: There is no Modification in the loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx Sw xxth Street   Tape Value: xx SW xxth St   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx SW xxth Street   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The Application reflects the Purpose of Refinance as limited Cast-out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: The purpose of refinance per application is Refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per updated title S&C filing date isxx. Tape Source: Initial Tape Type:	x: Curable	* Lost Note Affidavit (Lvl x) "The Lost Note Affidavit has been found located at (xx) stating that the Original Note has been misplaced and/or lost."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance: -$xx.xx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -$xx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xxx
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file:
x. Anti-Coercion Notice.
x. Title Insurance Disclosure.
x. Radon Gas Disclosure.
x. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73068439	xx	Unavailable	Not Applicable	23.480%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$1,421.40	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originated onxx. The chain of assignment has been not completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on first lien position. There is one junior mortgage in the amount of xx on the subject property which wasxx
There are no judgments open against the borrower.  There are no liens against the subject property.  The taxes for the year xx-xx fourth installment are due in the amount ofxx.
The payment history datedxx shows that the borrower is delinquent for x months and next payment due date is xxx. The last payment was received onxx in the amount of xx which was applied for the due date onxx.The current UPB is in the amount of xx. Borrower is not maxxpayments according to the Modification Plan.	Collections Comments:Loan currently is in bankruptcy. Provided payment history datedxx shows that the borrower is delinquent for x months and next payment due date is xxx. The last payment was received onxx in the amount of xx which was applied for the due date onxx.The current UPB is in the amount of xx. Borrower is not maxxpayments according to the Modification Plan.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case#xx-xx onxx. POC was filed onxx, in the secured claim amount xx and an arrearage in the amount ofxx.
According to amended plan states, the property located at xx Pala Dura Drive is valued at xx withxx  as the secured lender.
As to the first mortgage there is a “xx” which was entered on February xx, xx in which property is valued at xx. Moreover, Debtor is paying xx per month. Arrears were brought current through stipulation. Debtor receives xx per month in rent. Rent received covers stipulated amortized payment.
First mortgage holder will not receive any payment on its approximate xx unsecured claim. Debtor owns investment property located at xx Henderson, xx. , is secured creditor which has a secured claim in the amount of xx. Undersigned counsel and counsel fo xx. Terms are as follows; Debtor agrees to pay secured amount of xx at a x.x% fixed interest with payments calculated at a xx month amortization schedule. The principal and interest payment under agreed terms is approximately xx per month. Docket Entry #xx.Borrower is currently on active bankruptcy.
As per collection comments, the foreclosure was initiated and refer to attorney. Collection comments shows the foreclosure had put on hold due to bankruptcy filed under chapter-xx dated onxx. No more information had been found regarding foreclosure.
The updated title report states that there is a junior mortgage and the taxes for the year xx-xx fourth installment are due.
The occupancy is vacant and no damages were found as per the comments.
Foreclosure Comments:As per collection comments, the foreclosure was initiated and refer to attorney. Collection comments shows the foreclosure had put on hold due to bankruptcy filed under chapter-xx dated onxx. No more information had been found regarding foreclosure.
Bankruptcy Comments:The borrower filed bankruptcy under chapter xx plan case#xx-xx onxx. The POC filed onxx states that the POC amount is xx and the amount of arrearage is xx. As per the stipulation to value collateral and determine plan treatment filed onxx, the property value is xx and the secured claim of xx shall be amortized over xx months at x.xx%. There is a cram down of xx.
As per the amended chapter xx plan filed onxx, debtor is reorganizing investment property located at xx,  xx. Fannie Mae is secured creditor in the amount of xx. Fannie Mae is serviced through Seterus. As to the first mortgage there is a xx ” which was entered on February xx, xx in which property is valued at xx. Moreover, Debtor is paying xx per month. Arrears were brought current through stipulation. Debtor receives xx per month in rent. Rent received covers stipulated amortized payment. Second mortgage holder on xx Pala Dura Drive is Bank of New York Mellon. On October xx, xx an
order was obtained “stripping off” lien of xx.
Fannie Mae (first mortgage holder) will not receive any payment/dividend on its approximate xx unsecured claim. Similarly, Bank of New York Mellon will not receive any payment/dividend on its approximate xx unsecured claim.	The loan was modified with an effective date of xx and a new principal balance is xx to the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of xx beginning on xx. The rate changes in x steps ending at x.xx% , P &I in the amount of xx	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Current Bankruptcy Post Petition Due Date Loan Value: Unavailable Tape Value: |---| |----| Comment: n/a Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: COMMENTHISTORY_xx January xx - xx   Tape Value: No   Variance:    Variance %:    Comment: As per the comments.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per the comments.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per the mod.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: x.xx%   Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: As per the payment history. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Missing credit report (Lvl x) "Credit report is missing from loan documents. Post closing credit report is available at xx
* Missing Required Disclosures (Lvl x)     "List of Service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Updated settlement date as per the HUD-x which is different from note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15301019	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,491.82	xx/xx/xxxx	Financial Hardship	According to the Updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The latest assignment is withxx
Six Credit Card Judgments against xx
First in the favor oxx
Second in the favor of xx
Third in the favor of xx
Fourth in the favor xx
Fifth in the favor of xx
Six in the favor ofxx
The annual county taxes of xx till xx have been paid.
No prior years delinquent taxes have been found.
According to the payment history, the borrower is delinquent for xx months and the next due date for the payment isxx. The last payment was received onxx in the amount of xx, which was applied forxx. The current UPB reflected in the latest payment history is xx. The borrower has been maxxthe payments as per the modification agreement datedxx.
Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for the payment isxx. The last payment was received onxx in the amount of xx, which was applied forxx. The current UPB reflected in the latest payment history is xx. The borrower has been maxxthe payments as per the modification agreement datedxx.
Reason for default is unable to be determined.
The loan was modified onxx. The unpaid principal balance was xx with the interest rate x.xx % which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of xx beginning fromxx. The maturity date will be onxx.
The foreclosure was initiated in xx and the file was referred to an attorney onxx. According to the foreclosure document located at (xx,
Further, the comment datedxx reflects that the judgment hearing was scheduled onxx. However, it was put on hold as the borrower had filed the bankruptcy onxx.
The borrower xx had filed the bankruptcy under Chapter xx with the case#xx-xx onxx. The plan was confirmed onxx. The motion for relief was filed onxx and motion was granted on xxx. The motion to vacate was filed onxx. The date of the last filing of bankruptcy wasxx.
The servicing comment datedxx shows that the subject property is owner-occupied.
No BPO and inspection reports are provided.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney onxx. According to the foreclosure document located at (xx,  the summons and complaint was filed onxx.
However, the foreclosure was put on hold several times due xx
Further, the comment datedxx reflects that the judgment hearing was scheduled onxx. However, it was put on hold as the borrower had filed the bankruptcy onxx.

Bankruptcy Comments:The borrowerxx had filed the bankruptcy under Chapter xx with the case#xx-xx onxx. The plan was confirmed onxx. The motion for relief was filed onxx and motion was granted on xxx. The motion to vacate was filed onxx. The date of the last filing of bankruptcy wasxx.	This step modification agreement was signed between the borrower xx
The unpaid principal balance was xx with the interest rate x.xx % which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of xx beginning from xx
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator xxx - MG - Foreclosure - LITIGATION DOCUMENTATION - - - xxx_xxx Tape Value: Yes |---| |----| Comment: Updated as per Foreclosure documents located within imaging Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Per Note, loan is Fixed. Checked loan and Fixed is selected as Amort Type   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Updated as per Note and Mortgage   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Updated as per Note and Mortgage   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Updated as per Foreclosure documents located within imaging Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance: -$xx.xx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct. disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95945762	xx	Unavailable	Not Applicable	72.779%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows subject mortgage was originated on xx
Active Judgments and Liens:
x) One civil judgment found pending against the borrower xx
x) Annual combined taxes for the year of xx had been paid in the amount of xx onxx.
x) Annual combined taxes for the year of xx had been paid in the amount of xx onxx.
x) Annual combined taxes for the year of xx had been paid in the amount of xx onxx.
No prior year delinquent taxes had been found pending.	Review of payment history as of datedxx shows that the borrower is maxxirregular payments. The loan payments are currently x months delinquent. The next due date isxx. The last payment was received onxx in the total amount of x,xx.xx for the due date ofxx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of x,xx.xx.
The borrower is maxxpayments according to the bankruptcy payment plan described under amended chapter xx plan filed onxx, located at (Amended Chapter xx Plan Page#x). The borrower will make the payment outside the plan.
Collections Comments:Collection comments available fromxx tillxx shows that the borrower is maxxirregular payments. The loan payments are currently x months delinquent. The next due date isxx. The last payment was received onxx in the total amount of x,xx.xx for the due date ofxx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of x,xx.xx.
The borrower is maxxpayments according to the bankruptcy payment plan described under amended chapter xx plan filed onxx, located at xx). The borrower will make the payment outside the plan.
Collection comment datedxx shows that the foreclosure sale was scheduled forxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower xx had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan was converted to chapter xx onxx. The plan was later confirmed onxx.

Update:
As per the servicing comment datedxx, borrower deceased onxx.

Foreclosure Comments:Collection comment datedxx shows that the foreclosure sale was scheduled forxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower under chapter xx onxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx-xx  onxx. The plan was converted to chapter xx onxx. The plan was later confirmed onxx.
The lender had filed POC in the claim amount of xx with arrearage in the amount of xx.
Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Current Foreclosure Doc Locator Loan Value: COMMENTHISTORY_xx January xx - xx Tape Value: No |---| |----| Comment: The foreclosure was initiated in the loan in xx. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original stated P&I is xx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed xxx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Purpose of refinance per application is debt consolidation.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final application, the total monthly income of borrower is xx; however, total monthly expenses are the amount of xx. Hence DTI is xx.xx% which is greater than the xx.xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xx
																									* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44387131	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.250%	$286.04	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated on xx. The chain of assignment has been completed. The last assignment was done from xx. There is an active water/sewer lien in the favor of xx; however, the subject property address is not mentioned on the supportive document. There is an active civil judgment against the borrower xx. The school annual taxes for the year xx-xx have been paid in the amount ofxx. The combined annual taxes for the year xx were delinquent in the amount ofxx which was good through tillxx. The utilities annual taxes for the year xx-xx were delinquent in the total amount of xx which was good through tillxx.	According to the payment history as ofxx, the borrower is delinquent for x months and next due isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB is reflected in the amount of xx. The loan has been modified twice since origination. The borrower has been maxxthe payments as per the second loan modification was made onxx.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy.
According to the payment history as ofxx, the borrower is delinquent for x months and next due isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The UPB is reflected in the amount of xx. The loan has been modified twice since origination.
The first loan modification was made onxx located at “xx”. The borrower has been maxxthe payments as per the second loan modification was made onxx between the borrower xx According to the modified terms, the new principal balance is in the amount of xx, out of which the amount of xx has been forgiven by the lender and the remaining amount of xx will be referred as interest-bearing. The borrower promises to payxx with the rate of interest starting with x.xx % beginning fromxx. The new maturity date is xxx.
As per the review of loan files, the foreclosure was initiated in xx. The file was referred to an attorney onxx. The foreclosure complaint was filed onxx with the case#-xx. However, as per the document located at “xxx - , shows the complaint of foreclosure has been dismissed without prejudice. Unable to determine the reason to dismiss the case. Currently, the loan is in active bankruptcy.xx had filed bankruptcy under chapter xx with the case#xx-xx onxx. The plan was confirmed onxx. The creditorxxPOC onxx with the secured claim amount of xx and the amount of arrearage is xx. The motion was filed onxx. The debtor had filed amended chapter xx plan onxx which was confirmed onxx. According to the amended plan, the debtor shall pay to the amount ofxx for x months,xx for x months and thenxx for remaining months. The total base plan is xx.The motion to dismiss the case was filed onxx. The action is awaited.
As per the inspection report datedxx located at “xxx -  - Property Inspection Form -  - xx_xxx”, the subject property was occupied by an unknown party with good condition. No comments have been found indicating damages or repairs required to the subject property.
Foreclosure Comments:As per the review of loan files, the foreclosure was initiated in xx. The file was referred to an attorney onxx. The foreclosure complaint was filed onxx with the case#xx. However, as per the document located at “xx, shows the complaint of foreclosure has been dismissed without prejudice. Unable to determine the reason to dismiss the case. Currently, the loan is in active bankruptcy. xx had filed bankruptcy under chapter xx with the case#xx-xx onxx.

Bankruptcy Comments xx had filed bankruptcy under chapter xx with the case#xx-xx onxx. The plan was confirmed onxx. The creditor xx had filed POC onxx with the secured claim amount of xx and the amount of arrearage is xx. The motion was filed onxx. The debtor had filed amended chapter xx plan onxx which was confirmed onxx. According to the amended plan, the debtor shall pay to the amount ofxx for x months,xx for x months and thenxx for remaining months. The total base plan is xx.The motion to dismiss the case was filed onxx. The action is awaited.	The first loan modification was made on xx”. The borrower has been maxxthe payments as per the second loan modification which was made on xx the new principal balance is in the amount of xx out of which the amount of xx has been forgiven by the lender and the remaining amount of xx will be referred as interest-bearing. The borrower promises to payxx with the rate of interest starting with x.xx % beginning from xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: xx - xx Tape Value: No |---| |----| Comment: The current foreclosure Doc locator is located at xx Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: As per servicing comments, the current occupancy of borrower is vacant.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification isxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: Original Note is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.     Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value:xx Tape Value: Lower rate or term Variance: Variance %: Comment: The Application reflects the Purpose of Refinance is unavailable. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "HUD-x along with estimated HUD-x and itemization are missing from the loan file."
* Note is missing or unexecuted (Lvl x) "The original note is missing from the loan file. The lost not affidavit is available in the loan file located xx”. The loan has been modified twice since origination."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89328255	xx	619	648	46.840%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,169.06	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
There is a junior mortgage active against the subject property in the favor of xx. This lien of this mortgage was subordinated to the lien of the subject mortgage through a subordination agreement datedxx, recorded onxx.
There are no active judgments or liens found on the updated title report.
No delinquent taxes have been found.
Review of payment history as ofxx shows that the borrower is currently delinquent for one month and the next due date is xx/x/xx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The current UPB is in the amount of $xx,xx.xx.	Collections Comments:According to the review of servicing comments, the loan is active in bankruptcy and the next due date for the payment is xx/x/xx.
The loan was last modified onxx with new UPB of $xx,xx.xx and new interest rate of x.xx%. As per the modified terms, the principal in the amount of xx has been forgiven.
The borrower xx” were divorced onxx.
As per the servicing comment datedxx, the subject property was damaged due xx. The amount of loss was in the amount of xx. The comment datedxx states that loss draft check(#xxx) in the amount of xx was received onxx under insurance claim# xx-GG. The contractors' bid was in the amount of xx. As per the servicing comment datedxx, the final inspection report was received onxx and the xx% repairs were completed.

Foreclosure Comments:Available servicing comments fromxx tillxx (xx months) show that foreclosure was initiated in the loan file and the file referred to an attorney onxx. As per servicing comment datedxx the foreclosure was suspended due to loan modification. The motion to dismiss the foreclosure action was filed onxx. No lis pendens or complaint document has been found.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-xx with the case#xx-xx onxx. The schedule D of voluntary petition lists the secured claim in the amount of $xx,xx.xx and the value of the collateral that supports this claim is $xx,xx.xx. Therefore, the unsecured portion is in the amount of xx. The plan was confirmed onxx. The amended POC was filed onxx for the secured claim in the amount of $xx,xx.xx. The loan was modified in the bankruptcy with new UPB in the amount of $xx,xx.xx.	The loan modification agreement was made between the borrowerxx. The borrower has promised to pay new UPB in the amount of xx with a fixed interest at the rate of x.xx% beginning xx The principal in the amount of xx has been forgiven.	Origination Appraisal	Field: Borrower Last Name Loan Value: Gardner Tape Value: GLASS |---| |----| Comment: As per tape data borrower last name is Glass and as per review it is Gardner. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments.xlsx AND xx_CORP_ADV_INVOICES_xxxPxx_xx   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: As per tape data current foreclosure status is Complaint filed and as per review it is Refer to attorney.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data Doc date of last mod isxx and as per review it isxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per tape data original P&I is xx and as review it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx and as per review it is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx and as per review it is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: SErvicing comment states that no complaint has been filed. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed thexx validation test. The xx xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The CE risk indicator is "Moderate" due to Pennsylvania license validation test."
* Missing Appraisal (Lvl x)     "The appraisal report at origination is missing from loan file"
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3820895	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.750%	$674.31	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated onxx
The chain of assignment has been completed.
The latest assignment from xx
successor by merger toxx
There are no active liens and judgments were found.
The Town annual taxes for the year xx have been paid in the total amount ofxx.
The County annual taxes for the year xx have been paid in the total amount of $ xx.xx.
The School annual taxes for the year xx-xx have been paid in the total amount of xx.

The annual combined taxes for the year xx have been delinquent in the amount of xx which was due onxx and they are good throughxx.
 The annual combined taxes for the year xx have been delinquent in the amount of xx which was due onxx and they are good throughxx.
According to the review of payment history as ofxx, the borrower is delinquent for xx months. The next payment due date is onxx.
The last payment was received onxx in the amount ofxx, with the rate of interest x.xx%, which was applied forxx.
The UPB is reflected in the amount of xx.
The Current P&I isxx and PITI isxx.
The borrower is maxxpayment as per modification which was made onxx.
The loan has been modified once since origination
Collections Comments:The review of the collection comment shows that the loan is in the active bankruptcy and the next due date for the payment isxx.
The last payment was received onxx in the amount ofxx, with the rate of interest x.xx%, which was applied forxx.
The UPB is reflected in the amount of xx.
The Current P&I isxx and PITI isxx.
The borrower is maxxpayment as per modification which was made onxx.
The loan has been modified once since origination
As per the review of servicing commentsxx, the reason for default is the business failure. The review of financial hardship document states that reason for default is reduction in income.
But as per the review of collection comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.
The foreclosure was initiated. The file was referred to an attorney onxx.
The borrower has filed complaint onxx, with case number xx-xx.
The foreclosure judgment was entered on xx/x/xx, in the amount of $xx,xx.xx.
The sale was scheduled onxx.
The foreclosure was put on hold as the borrowerxx ., had filed for bankruptcy under Chapter-xx with the Case# xx-xx onxx.
As per the Chapter-xx plan, the debtor was supposed to pay the trusteexx, for the period of xx months.
The lender had filed POC on xx/x/xx, with the total amount of $xx,xx.xxand amount of arrearage is xx.
As per Property Inspection Report onxx, the property is occupied by an xx. No damage is  found to the property and property is in xx

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney onxx.
The borrower has filed complaint onxx, with case number xx-xx.
The foreclosure judgment was entered on xx/x/xx, in the amount of $xx,xx.xx.
The sale was scheduled onxx.
The foreclosure was put on hold as the borrower Jimmy D Bentley, Jr., had filed for bankruptcy under Chapter-xx with the Case# xx-xx onxx.

Bankruptcy Comments:According to the PACER, the borrower Jimmy D Bentley, Jr., had filed for bankruptcy under Chapter-xx with the Case# xx-xx onxx.
As per the Chapter-xx plan, the debtor was supposed to pay the trusteexx, for the period of xx months.
The lender had filed POC on xx/x/xx, with the total amount of $xx,xx.xxand amount of arrearage is xx.
The modification agreement was made between the borrowerxxAs per the modified terms, the new principal balance is xx The interest bearing amount is xx There is no principal forgiven amount and deferred balance in this modification.
First Payment had begun on xx and borrower has promised to payxx monthly with a modified interest rate of x.xx%and the maturity date will be xx There is no provision for the balloon payment.

Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx Tape Value: Yes |---| |----| Comment: The foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Judgment Entered   Tape Value: Sale Publication   Variance:    Variance %:    Comment: The foreclosure judgment was entered on xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Per Note the original stated P&I payment isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx   Tape Value: xx    Variance:    Variance %:    Comment: As per Note document property Address street xx    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx  Tape Value: xx.   Variance:    Variance %:    Comment: As per Note document property city xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-x, the purpose of the transaction is Cash-out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The borrower has filed complaint onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application is missing from the given loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing in the given loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The List of service provider is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing from the given loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the given loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94900357	xx	Unavailable	Not Applicable	62.755%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$735.40	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated onxx
The chain of assignment is complete as the subject mortgage is currently with xx
There is one civil judgment against the borrower found open in the amount of xx favor xx
According to updated title report, x & x  combined installment for the year of xx as well as xx have been paid in the total amount ofxx. xth combined installment for the year of xx is due onxx in the amount ofxx. There are x & xth combined installment for the year of xx as well as x combined installment for the year of xx is delinquent in the total amount ofxx.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received onxx in the amountxx which was applied toxx. The next due date isxx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was not confirmed . According to chapter xx plan debtor shall pay the trustee in the amount ofxx per month for the xx months. Also, chapter xx plan show, estimated fair market value of subject property is $xx,xx.xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount $xx,xx.xx. No document or servicing comments were found that indicates property had a cram down. The POC has been filed onxx in the amount of $xx,xx.xx with amount of arrearage xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx. xx  was filed onxx  and judgment has been entered onxx. Foreclosure sale schedule forxx. Due to filing of bankruptcy by borrower onxx FC process currently was put on hold. No further details are available. No more evidences are available regarding further foreclosure proceedings.

xx.xx
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was not confirmed . According to chapter xx plan debtor shall pay the trustee in the amount ofxx per month for the xx months. Also, chapter xx plan show, estimated fair market value of subject property is $xx,xx.xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount $xx,xx.xx. No document or servicing comments were found that indicates property had a cram down. The POC has been filed onxx in the amount of $xx,xx.xx with amount of arrearage xx.	This loan modification was done on xx between the xx The amortization type is step and new unpaid Principal balance is xx and modification original rate is x.xx % and Monthly P&I isxx. The modification payment start date is xx
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: xx - xx Tape Value: Yes |---| |----| Comment: foreclosure doc locater is xx " Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: The Document Date of the Last Modification isxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: As the modification loan was modified, step indicator fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The mod reflects the mod step x date isxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The mod reflects the mod step x date isxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The mod reflects the mod step x date isxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The mod reflects the mod step x date isxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: The Note reflects the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xxx.     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx    Tape Value: xx xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as xx xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final application, total monthly income of borrower isxx and total monthly expenses isxx. Hence, DTI is greater than xx.xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xxx - MG - Originations - CREDIT REPORT - xx_xxx.tif."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at xx
Following state disclosures are missing from the loan file. :-
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.xx Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58007444	xx	Unavailable	Not Applicable	20.500%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,372.60	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx states that the subject mortgage was originated on xx
The chain of the assignment has been completed currently. The mortgage is with xx
There is no outstanding liens against borrower/property.
Annual combined taxes have been paid in the amount ofxx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date of xx/x/xx. The next due date is xx/x/xx. Current rate is x.xx%. Borrower is currently maxxthe payment according to the mod terms.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xx,xx.xx.
The borrower is currently x months behind his scheduled payments.

Collections Comments:xx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the date of last filing was onxx.
POC was filed on xx/x/xx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum ofxx for x month and sum ofxx for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment and the latest property inspection report dated onxx locator "xx  shows that the subject property is xx No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Update:
As per servicing comment datedxx, the borrower filed for bankruptcy under Chapter xx with case#xx-xx onxx and the bankruptcy was dismissed onxx.
Foreclosure Comments:Not Applicable
Bankruptcy Commentsxx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the date of last filing was onxx.
POC was filed on xx/x/xx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum ofxx for x month and sum ofxx for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
The new principal balance per modification is in the amount of $ xx to be paid at the rate of x.xx% beginning fromxx Borrower will make monthly payments ofxx and continuing thereafter until P&I xx. The modification features xx in principal forgiveness.	Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Audit Values are verified on the original modification agreement datedxx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Audit Values are verified on the original note or security agreement. Loan was modified.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Audit Values are verified on the original not/security agreemen,TIL. Loan was modified.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history was updated toxx beyond date of tape data toxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history was updated toxx beyond date of tape data toxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Chargedxx allowedxx Over By +$xx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Chargedxx allowedxx Over By +$xx.xx.
This loan failed thexx (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x) The loan does charge fee(s) not provided for in this act, which is prohibited."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xx_
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
xx
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98953744	xx	639	Not Applicable	47.885%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$772.89	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx shows that the subject mortgage was originated on xx

The chain of assignments have been completed. The loan has been assigned from xx

There is a junior civil judgment active in the favor of xx
in the amount of $ x,xx.xx which was recorded onxx.
There is a junior civil judgment active in the favor xx

x installment of Town taxes for xx have been paid in the amount of xx onxx.
x installment of Town taxes for xx have been paid in the amount of xx onxx.
No prior years delinquent taxes have been found.	According to the payment history as ofxx, the borrower has been delinquent for x months. The last payment was received on xxx, that was applied for due datexx and the next due date for payment is xxx. The P&I is in the amount ofxx and PITI is in the amount of xx with an interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in the collection. The borrower has been delinquent for x months. The last payment was received on xxx, that was applied for due datexx and the next due date for payment is xxx. The P&I is in the amount ofxx and PITI is in the amount of xx with an interest rate of x.xx %. The UPB reflected as per the payment history is in the amount of xx. The Modification agreement was made onxx between the (borrower) Daryl A. xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount ofxx beginning fromxx. The maturity date as per modification is xxx. There is no deferred balance. The principal balance has been forgiven in the amount of xx. This loan was modified twice since origination. xst onxx located at (xx_xx) and xnd onxx. The borrower is maxxpayments as per xndmodification.
The reason for default is the death of the borrower. The subject property has been occupied by the owner. The foreclosure was initiated and unable to determine the file referral date and complaint filed date. The foreclosure was put on hold due to loss mitigation onxx. The loan was modified onxx. No further details have been found.xx had filed bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. The POC was filed on xxx shows the claim amount of xx and an arrearage in the amount of xx. The motion for relief has been filed onxx. As per the order confirming chapter xx plan the debtor shall pay to the trusteexx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $ xx,xx.xx and the value of the collateral is $ xx,xx.xx; however, the unsecured portion is $ xx,xx.xx. However, the case was dismissed onxx. Further details have not been found.
Foreclosure Comments:The foreclosure was initiated and unable to determine the file referral date and complaint filed date. The foreclosure was put on hold due to loss mitigation onxx. The loan modified onxx. No further details have been found.
Bankruptcy Comments:xx had filed bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. The POC was filed on xxx shows the claim amount of xx and an arrearage in the amount of xx. The motion for relief has been filed onxx. As per the order confirming chapter xx plan the debtor shall pay to the trusteexx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $ xx,xx.xx and the value of the collateral is $ xx,xx.xx; however, the unsecured portion is $ xx,xx.xx. However, the case was dismissed onxx.	The Modification agreement was made onxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount ofxx beginning from xx. There is no deferred balance. The principal balance has been forgiven in the amount of xx This loan was modified twice since origination xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER bankruptcy is yes; however tape reflects no. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date    /x/xx   Tape Value:    Variance:    Variance %:    Comment: As per pacer bankruptcy filing date isxx; however tape reflects null.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per modification doc date isxx; however tape reflectsxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx/xx/xxxx Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: As per note doc date isxx; however tape reflectsxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per note P&I isxx; however tape reflectsxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xxx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: As per payment history reversed string is xxx; however tape reflects xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test. (CT HB xx Section xx(b))
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xx shall be deemed on and after July xst, xx, to be a mortgage lender license."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test:Result: FAIL Loan Data: xx Comparison Data: xx  Variance:-xx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance:  -xx

TILA APR Test:Result: FAIL Loan Data: x.xx% Comparison Data: x.xx% Variance: -x.xx%

This loan failed the TILA finance charge test.The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test:Result: FAIL Loan Data: xx Comparison Data: xx  Variance:-xx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance:  -xx

TILA APR Test:Result: FAIL Loan Data: x.xx% Comparison Data: x.xx% Variance: -x.xx%"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. Legal RepresentationDisclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82116905	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	4.000%	$295.23	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originated on xx
The chain of assignment is complete. The latest assignment of mortgage is with xx
There is a junior mortgage against the subject property in favor ofxx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
xx annual combined taxes are paid tillxx in the amount of xx.
No prior delinquent taxes have been found pending.	Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment of xx/x/xx was received onxx in the amount ofxx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/x/xx toxx reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment of xx/x/xx was received onxx in the amount ofxx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment datedxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made fromxx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx/x/xx and ends with the maturity date of xx/x/xx.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrowerxx had filed bankruptcy under chapter xx with case # xx-xx onxx. The last petition was filed onxx. The plan was comfirmed on onxx. The bankruptcy case was further discharged onxx and also got terminated onxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx-xx onxx. The last petition was filed onxx. The plan was comfirmed on onxx. The bankruptcy case was further discharged onxx and also got terminated onxx.
According to the chapter xx plan datedxx, the debtor shall pay to the trustee the sum ofxx per month for xx months.
The estimated amount of arrearage to be paid for the collateral is in the amount of xx.	Loan Modification agreement was made between borrowerxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The PACER Report reflects the Borrower filed Bankruptcy onxx which is Post-Loan Origination as the subject loan closed onxx. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date  xx/xx/xxxx Tape Value:    Variance:    Variance %:    Comment: The PACER Report reflects the Bankruptcy filing date asxx.     Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure details have been found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure details have been found.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: The Note reflects the Original Stated P&I asxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.     Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx . Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x is missing from the loan file along with estimated Hud-x and Itemization."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file:
x.Waiver of Borrowers Right sand Closing Attorney Affidavit
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7707523	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	4.000%	$2,272.07	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated xx
The chain of assignment has been completed. The last assignment is from xx

There is civil judgment against the borrower, xx
First and second installments of county taxes for the year of xx-xx, xx-xx, and xx-xx have been paid in the total amount of $ xx,xx.xx. No prior year delinquent taxes have been found.
According to the payment history as ofxx, the borrower is currently delinquent for xx months and the next due date isxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I of xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date isxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I of xx. The reason for default as per collection comment is loss of income and unemployment.
According to comment datedxx, the trial plan was offered to the borrower for the amount ofxx which was due fromxx tillxx. The borrower had successfully completed the trial plan. The loan was modified onxx.
According to comment datedxx, the foreclosure was initiated and was referred to an attorney onxx. The foreclosure was put on hold due to act/demand letter onxx. According to comment datedxx, the service was completed onxx. No further activity of foreclosure was found in the collection comment. Further, foreclosure was put on hold due to bankruptcy filing. The borrower, xx" had filed bankruptcy under chapter-xx with the case# xx-xx onxx. The POC was filed the creditor onxx for the secured claim amount of $xx,xx.xx and amount of arrearage is xx.
According to voluntary petition schedule D, the value of the collateral is $xx,xx.xx and the amount of secured claim is $xx,xx.xx. According to amended chapter xx plan datedxx, the debtor shall pay to the trustee in the amount ofxx for x months, then xx for xx months. The estimated arrearage to be paid to the creditor, Rushmore Loan Management is in the amount of xx. Notice of mortgage payment change was filed onxx for the payment of xx which will be due fromxx. The plan was not yet confirmed. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to comment datedxx, the foreclosure was initiated and was referred to an attorney onxx. The foreclosure was put on hold due to act/demand letter onxx. According to comment datedxx, the service was completed onxx. No further activity of foreclosure was found in the collection comment. Further, foreclosure was put on hold due to bankruptcy filing. The borrower, xx had filed bankruptcy under chapter-xx with the case# xx-xx onxx.
Bankruptcy Comments:The borrower,xx" had filed bankruptcy under chapter-xx with the case# xx-xx onxx. The POC was filed the creditor onxx for the secured claim amount of $xx,xx.xx and amount of arrearage is xx.
According to voluntary petition schedule D, the value of the collateral is $xx,xx.xx and the amount of secured claim is $xx,xx.xx. According to amended chapter xx plan datedxx, the debtor shall pay to the trustee in the amount ofxx for x months, then xx for xx months. The estimated arrearage to be paid to the creditor, Rushmore Loan Management is in the amount of xx. Notice of mortgage payment change was filed onxx for the payment of xx which will be due fromxx. The plan was not yet confirmed.
This modification agreement was made on xx. The new modified principal balance as per modification agreement is in the amount of xx Borrower promises to pay P&I in the amount of xx with interest rate starting at x.xx % beginning fromxx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: Yes |---| |----| Comment: The foreclosure was initiated. The file was referred to an attorney onxx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: xx   Variance:    Variance %:    Comment: Currnt forclosure status is judgment entered.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is onxx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is interest only period provision available in note.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Origional note document date as per the note isxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: Origional stated P&I as per the note is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string as per the payment history is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed as per the payment history is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx   Variance:    Variance %:    Comment: Property address street as per the note is xx .   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Construction   Variance:    Variance %:    Comment: Purpose as per the application is purchase.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: S&C filling date has not found in the collection comments. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located inxx
The following required Disclosures are missing from the loan file:
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52732653	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,055.31	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated xx
Active Judgments and Liens;
x) There are x HOA liens against the subject property recorded xx
x) There are x HOA liens against the subject property recorded on xx
x) There are x state tax liens against the borrower xx
x) One IRS lien found pending against the borrower xx
Property Tax Status;
x) Annual county taxes for the year of xx-xx had been paid in the amount of xx onxx.
No prior year delinquent taxes had been found pending.
Review of payment history as of datedxx shows that the borrower is maxxirregular payments. The loan payments are currently x months delinquent. The next due date isxx. The last payment was received onxx in the total amount of $xx for the due date ofxx. The unpaid principal balance according to tape data is in the amount of $xx,xx.xx. The current interest rate is x.xx% with P&I in the amount of xx.
The borrower has been maxxpayments according to the modification agreement made on effective date ofxx.	Collections Comments:Collection comments available fromxx tillxx shows that the borrower is maxxirregular payments. The loan payments are currently x months delinquent. The next due date isxx. The last payment was received onxx in the total amount of $xx for the due date ofxx. The unpaid principal balance according to tape data is in the amount of $xx,xx.xx. The current interest rate is x.xx% with P&I in the amount of xx.
The borrower has been maxxpayments according to the modification agreement made on effective date ofxx.
The borrower agree to pay the UPB of $xx,xx.xx with interest rate of x.xx % and P&I of xx with fixed amortized type beginning from first payment datexx  and ends with the maturity date ofxx.
Collection comment datedxx shows that the foreclosure was referred to attorney onxx; however, the foreclosure process was put on hold due to court delay.
The borrower xx  had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan has not been confirmed yet.
The loan is currently in active bankruptcy.
Foreclosure Comments:Collection comment datedxx shows that the foreclosure was referred to attorney onxx; however, the foreclosure process was put on hold due to court delay and due to loss mitigation activity.
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan has not been confirmed yet.
The POC was filed by the lender in the claim amount of $xx,xx.xx with arrearage in the amount ofxx.
Loan Modification agreement was made between borrower xx
The borrower agree to pay the UPB of xx with interest rate of x.xx % and P&I of xx with fixed amortized type beginning from first payment date xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: No |---| |----| Comment: Per updated title, Fxx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of modification isxx and the signature date date isxx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Per page x section x of Note, subject has an Interest only period of xx months   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Tape value is modification payment not origination payment of xx   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Reverse Pay history string per pay history is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history string per pay history is xxx   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value:xx Tape Value: Construction Variance: Variance %: Comment: Purpose Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Estimated HUD-x or itemization of points is fees are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50593727	xx	727	Not Applicable	40.096%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/x/xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There is an HOA/COA lien in the amount ofxx which was recorded on xx	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx/x/xx in the amount ofxx and that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. As per tape data, the current UPB is $xx,xx.xx.	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with case#xx-xx onxx. The Voluntary petition was filed onxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xx,xx.xx. Therefore, the unsecured portion isxx. As per chapter xx plan datedxx, the debtor shall payxx per month to the trustee for x months andxx per month for xx months. As per first amended chapter xx plan dated xx/x/xx, the debtor shall payxx per month for x months andxx per month for xx months. The POC was filed onxx with POC amount of $xx,xx.xx and amount of arrearage is xx.xx. The chapter xx plan was confirmed onxx. No evidence of foreclosure has been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx/x/xx in the amount ofxx and that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. As per tape data, the current UPB is $xx,xx.xx.As per comment datedxx, the subject property is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx-xx onxx. The Voluntary petition was filed onxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xx,xx.xx. Therefore, the unsecured portion isxx. As per chapter xx plan datedxx, the debtor shall payxx per month to the trustee for x months andxx per month for xx months. As per first amended chapter xx plan dated xx/x/xx, the debtor shall payxx per month for x months andxx per month for xx months. The POC was filed onxx with POC amount of $xx,xx.xx and amount of arrearage is xx.xx. The chapter xx plan was confirmed onxx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx/xx/xxxx Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: Based on original note   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: P&I base don original note.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Incomplete payment history in loan file. String unavailble   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is being failed for Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test is fail. Loan data is xxMonths and comparison data is xMonths. Hence, the variance is xxMonths."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51791912	xx	Unavailable	Not Applicable	28.366%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$3,426.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx, shows that the subject mortgage was originated on xx. The chain of the assignment has been completed. The current assignment is with xx. which was recorded on xx. There is an xx. x installment of county jurisdiction tax of xx has been paid in the amount of xx onxx. x installment of county jurisdiction tax of xx is due in the amount of xx onxx. x installment of county jurisdiction tax of xx has been paid in the amount of xx on xx/x/xx. x installment of county jurisdiction tax of xx has been paid in the amount of xx onxx. x installment of county jurisdiction tax of xx has been paid in the amount of xx onxx. x installment of county jurisdiction tax of xx has been paid in the amount of xx onxx. No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower has been delinquent for x month. The last payment was received onxx, that was applied for the due date of xx/x/xx and the next due date for the payment is xx/x/xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.	Collections Comments:As per the review of the comments, the loan is in the collection and the borrower has been delinquent for x month. The last payment was received onxx, that was applied for the due date of xx/x/xx and the next due date for the payment is xx/x/xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx. As per the comment datedxx, the reason for default is the death of the family member. The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower) xx The borrower promises to pay the new UPB in the amount of $xx,xx.xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of xx beginning from xx/x/xx. The maturity isxx. There is no provision for the balloon payment. The borrower xx had filed bankruptcy under chapter xx with the case # xx-xx onxx. The plan was confirmed onxx. The motion for relief from the stay was filed onxx. The POC was filed onxx, with the claim amount of $xx,xx.xx and the arrearage is in the amount of xx. The Schedule D of a voluntary petition datedxx shows the amount of secured claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xx,xx.xx. However, the unsecured portion is $xx,xx.xx. The date of the last filing isxx and the case got terminated onxx. No evidence has been found regarding the foreclosure proceedings on the subject property in the latest comments. The servicing comment datedxx shows that the subject property has been occupied by thexx The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property. Update: No additional information was found in recent collection comments review.

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx-xx onxx. The plan was confirmed onxx. The motion for relief from the stay was filed onxx. The POC was filed onxx, with the claim amount of $xx,xx.xx and the arrearage is in the amount of xx. The Schedule D of a voluntary petition datedxx shows the amount of secured claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xx,xx.xx. However, the unsecured portion is $xx,xx.xx. The date of the last filing isxx and the case got terminated onxx.	This loan modification agreement was made between xx. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of xx beginning from xx There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankrutpcy onxx. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date    /x/xx   Tape Value:    Variance:    Variance %:    Comment: Bankruptcy filing date isxx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modificaiton isxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: original note doc date isxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: String is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Loan is seasoned over x years. Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file. x.Impound Account Disclosure x.Cosigner Notice x.Private Mortgage Insurance Disclosure x.Hazard Insurance Disclosure x.Insurer RecommendationDisclosure x.Anti-Tying Disclosure x.Privacy Notice x.Notice of Right to Copy of Appraisal x.Application for Credit-Married Persons xx.Fair Debt Collection Notice xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to determine."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD, settlement date isxx which is not aligned with the note datexx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54618338	xx	Unavailable	Not Applicable	15.827%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.750%	$1,431.72	xx/xx/xxxx	Convert ARM to Fixed	Review of updated title report datedxx shows the subject mortgage was originated xx
The chain of assignment is complete. The latest assignment of mortgage is with xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.	Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history fromxx toxx reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.
According to the servicing comment datedxx, the subject property is vacant and in secured condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified thrice seen origination. The loan modification was last made effective fromxx.
The borrower promised to pay the unpaid principal balance of $xx,xx.xx with interest rate of x.xx% with P&I of xx with fixed amortized type and it was beginning from first payment date onxx and ends with the maturity date ofxx.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case # xx-xx onxx. The plan was confirmed onxx. The last petition was filed onxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxhad filed bankruptcy under chapter xx with case # xx-xx onxx. The plan was confirmed onxx. The last petition was filed onxx.
According to the order confirming chapter xx plan dated onxx, the debtor shall pay to the trustee the sum ofxx per month for xx months.
xx of voluntary petition dated xx/xx/xxxxhows amount of secured claim without deducting the value of collateral is $xx,xx.xx and value of collateral is $xx,xx.xx therefore, the unsecured portion is xx. No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrowers xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Current foreclosure doc locator is n/a; However, tape shows no. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is n/a; However, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is Reo active? n/a; Howver, tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx/xx/xxxx Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: Original notes doc date isxx; However, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: original stated P&I isxx; However, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; However, tape shows xx..   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street x Tape Value: xx Variance: Variance %: Comment: Property address street is xx However, tape shows xx . Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as the loan is failing for TILA Finance Charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xx.xx(d)(x) )
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate because it is understated by more than $xx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR §xx.xx(h) )
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xx
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state ofxx The following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Carbon Monoxide Alarms
xx  Smoke Detector Certificate"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the  loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by all the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12700909	xx	Unavailable	Not Applicable	72.371%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$663.68	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originated onxx
The chain of assignment has been completed. Currently; the mortgage is withxx
There is a senior mortgage open against the property in favor xx

There are liens and judgments these are as follows:
x) There is a senior HOA lien open against the property in the favor ofxx
Homeowners Association Inc in the amount of xx which was recorded onxx.
x) There is a HOA lien open against the property in the favor ofxx

Tax Status:
Annual County taxes for xx, xx & xx have been paid in the total amount of xx.
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per the loan modification agreement which was made onxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for x months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per the loan modification agreement which was made onxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx.
Foreclosure was referred to attorney, which was completed on xx/x/xx. Foreclosure was put on hold due to title issue, there is prior mortgage is still open. No further details have been found.
Previously, loan was in foreclosure since xx. Foreclosure was referred to attorney, which was completed onxx. Foreclosure complaint was filed onxx with case xxx and the lis pendent was filed on same day. Foreclosure judgment was entered on xx/x/xx and sale was scheduled for xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx-xx on datexx. This bankruptcy case was dismissed onxx and it was terminated onxx. Again, foreclosure process was started and sale was scheduled for xx/x/xx. The foreclosure was put on hold due to loss mitigation. Foreclosure was closed due to loan was modified onxx.
According to the PACER,xx  had filed for bankruptcy under chapter-xx with the case# xx-xx onxx. Schedule D in voluntary petition datedxx states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. This case was dismissed onxx and it was terminated onxx.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx.
Foreclosure was referred to attorney, which was completed on xx/x/xx. Foreclosure was put on hold due to title issue, there is prior mortgage is still open. No further details have been found.

Previously, loan was in foreclosure since xx. Foreclosure was referred to attorney, which was completed onxx. Foreclosure complaint was filed onxx with case #CACExxx and the lsi pendent was filed on same day. Foreclosure judgment was entered on xx/x/xx and sale was scheduled forxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx-xx on datexx. This bankruptcy case was dismissed onxx and it was terminated onxx. Again, foreclosure process was started and sale was scheduled for xx/x/xx. The foreclosure was put on hold due to loss mitigation. Foreclosure was closed due to loan was modified onxx.
Bankruptcy Comments:According to the PACER, Dorothy Gean Virgo (borrower) had filed for bankruptcy under chapter-xx with the case# xx-xx onxx. Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. This case was dismissed onxx and it was terminated onxx.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance is xx The interest bearing amount was xx with interest rate x.xx% and the modified P&I wasxx. The first modified payment due date wasxx	Credit Report Missing Required Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   xx   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments _xx   Tape Value: Yes   Variance:    Variance %:    Comment: The foreclosure doc locator xx_other_Bankruptcy_docs_x   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx   Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: The modification agreement reflects document date x/x/xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: Missing January & February xx payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Missing January & February xx payment history   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xxValue: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
xx (Lvl x)     "As per final application total income is xx and total debt are xx. Hence, DTI is greater than xx%."
* Missing Appraisal (Lvl x)     "Originated over x years from diligence review date - credit documents"
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xx
																									* Missing Required Disclosures (Lvl x) "List of Service providers disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97971013	xx	Unavailable	Not Applicable	18.527%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$934.11	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated onxx
There is an active junior mortgage in the amount of xx which was recorded on xx
There is an active civil judgment has been found against the borrower in the amount of xx which was recorded on xx
There is an IRS Lien has been found against the borrower in the amount of xx which was recorded onxx in favor xx
There is a state tax Lien has been found against the borrower in the amount of xx which was recorded on xx
x installment of combined tax for xx has been paid onxx in the amount of xx.
x installment of combined tax for xx has been paid onxx in the amount of xx.
x installment of combined tax for xx Partially Payment paid onxx in the amount of xx.
x installment of combined tax for xx is Delinquent which was due on xx/x/xx and it’s good through isxx in the amount of xx.
xth installment of combined tax for xx is due onxx in the amount of xx.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment received in the amount of xx onxx which was applied forxx at the interest rate of x.xx%. Recently loan was modified onxx as per modification the next due date wasxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx. Last payment was made by the borrower is accordingly modification which was made onxx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment received in the amount of xx onxx which was applied forxx at the interest rate of x.xx%. Recently loan was modified onxx as per modification the next due date wasxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx. Last payment was made by the borrower is accordingly modification which was made onxx.
Loan modification agreement was made between the borrowers and Lender onxx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxx began onxx. The new principal balance is $xx,xx.xx. The interest bearing amount is $xx,xx.xx and the maturity date is xx/x/xx. Reason for Modification is Financial Hardship.
Review of the collection comments and available documents in the loan file states that the foreclosure was initiated and referred to attorney onxx and complaint was filed onxx. Judgment was entered onxx. As per comment datedxx sale date was scheduled forxx. Foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx case# xx-xx onxx. Currently borrower is in active bankruptcy, No Further information is available in the collection comments regarding foreclosure.
Borrower has filed bankruptcy under chapter xx case# xx-xx onxx. POC was filed onxx which states that the amount of secured claim is $xx,xx.xx and the amount of arrearage is xx. Chapter xx Plan was filed onxx and motion to amend the plan was filed onxx.  Amended Chapter xx Plan was filed onxx which states that the debtor shall make payment in the amount ofxx per month for x month thanxx per month for xx months. Subject pre-petition arrears which are in the amount of xx will be paid by the trustee through plan. Currently debtor is in active bankruptcy.
As per latest comment date xx/x/xx subject property is occupied by the owner and in average condition.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Review of the collection comments and available documents in the loan file states that the foreclosure was initiated and referred to attorney onxx and complaint was filed onxx. Judgment was entered onxx. As per comment datedxx sale date was scheduled forxx. Foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx case# xx-xx onxx. Currently borrower is in active bankruptcy, No Further information is available in the collection comments regarding foreclosure.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx-xx onxx. POC was filed onxx which states that the amount of secured claim is $xx,xx.xx and the amount of arrearage is xx. Chapter xx Plan was filed onxx and motion to xx. Amended Chapter xx Plan was filed onxx which states that the debtor shall make payment in the amount ofxx per month for x month thanxx per month for xx months. Subject pre-petition arrears which are in the amount of xx will be paid by the trustee through plan. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrowers and Lender on xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxx began on xx The new principal balance is xx The interest bearing amount is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Post Petition Due Date /x/xx Tape Value:xx |---| -xx (Days) |----| Comment: No Bk Docs only listed on title. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value:xx - xx   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from History.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from History.   Tape Source: Initial   Tape Type:
Field: Property Address Street    x Benson Street   Tape Value: xx Benson St   Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment:xx
Field: Purpose of Transaction per HUD-x   Loan Value: xx ariance %:    Comment: Cashout per HUD.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Not Applicable. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xxx - MG - Originations - xx
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Lead-Based Paint Disclosure.
x. Carbon Monoxide Alarms
x. xx
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22331472	xx	Unavailable	Not Applicable	46.261%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$737.87	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx shows the subject mortgage was originated onxx which was recorded on xx

The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the provided payment history is in the amount of $xx,xx.xx.	Collections Comments:According to the latest collection comments as ofxx the loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to onxx. Foreclosure complaint was filed onxx with case # xx CH xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy onxx. The borrower had filed the BK under the chapter xth case# xx-xx onxx. The debtor was discharged onxx and was terminated onxx. Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the provided payment history is in the amount of $xx,xx.xx.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to onxx. Foreclosure complaint was filed onxx with case # xx CH xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy onxx.
Bankruptcy Comments:The borrower had filed the xx under the chapter xth case# xx-xx onxx. The debtor was discharged onxx and was terminated onxx.	Loan Modification agreement was made between borrower and lender on effective date of xx The borrower had given promise to pay the UPB of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx . According to the modification agreement the new modified unpaid principal balance is xx in addition principal amount of xx permanently forgiven by the lender which exceeds more than x.xx% of the modified unpaid principal balance.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Taken from BK Doc. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date  xx/xx/xxxx Tape Value:    Variance:    Variance %:    Comment: Taken from xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: Yes   Variance:    Variance %:    Comment: Not currently on foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Not currentky in Mod.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: taken From Doc   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: taken from History   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Valuexx (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: taken from hud and apllication.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Taken from xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: Unablr to locate. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is fail. Loan data is x.xx% and comparison data is x.xx%. Hence the variance is -x.xx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46732881	xx	Unavailable	Not Applicable	41.825%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$984.18	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated on xx
The chain of assignment is complete as the subject mortgage is currently with xx
There is one junior mortgage found open in the amount of xx favor ofxx
According to updated title report combined taxes for the year of xx & xx, x, x & xth installment was paid in the total amount ofxx. There is x combined installment for the year of xx is due onxx in the amount ofxx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received onxx in the amount xx which was applied toxx. The next due date isxx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed onxx. According to chapter xx plan debtor shall pay to the trustee in the amount ofxx per month for the xx months.
xx in Voluntary petition shows xx  as unsecured portion out of claim amountxx No document or servicing comments were found that indicates property had a cram down.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/x/xx. Summon & complaint of foreclosure was filed dated onxx. Due to filing of bankruptcy by borrower onxx FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received onxx in the amount xx which was applied toxx. The next due date isxx. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.
Reason for default unable to confirmed from the servicing comment.
According to servicing comment subject property is owner occupied. No information has been found regarding any damage or repair.

Update:
As per the servicing comment datedxx, the borrower was approved for a xx-month trial modification starting onxx. The new modified unpaid principal balance is $xx,xx.xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of x.xx%. The mod term is xx months.
Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx. As per the servicing comment datedxx, the bankruptcy discharged onxx and terminated onxx.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/x/xx. Summon & complaint of foreclosure was filed dated onxx. Due to filing of bankruptcy by borrower onxx FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed onxx.  According to chapter xx plan debtor shall pay to the trustee in the amount ofxx per month for the xx months.
xx in Voluntary petition shows xx as unsecured portion out of claim amountxx No document or servicing comments were found that indicates property had a xx	This loan modification was done on xx between thexx and modification original rate is x.xx % and Monthly P&I isxx. The modification payment start date isxx	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: COMMENTHISTORY_xx January xx - xx Tape Value: Yes |---| |----| Comment: Collection comments. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: Original Stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per application purpose of Refinance per application is Cash out-Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-x Purpose of Transaction is Cash out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date /x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: Foreclosure S&C Filling date isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test.
This loan failed the xx Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the xx Mortgage Banker or Correspondent Mortgage Bxx
The loan does charge fee(s) not provided for in this act, which is prohibited.
Loan data isxx which is comparison withxx and variance with +$xx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
Final TIL is missing from the loan file. Hence, APR is taken as x.xx% which is compared with x.xx% and variance is -x.xx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Missing Credit Report from the loan package."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58335440	xx	Unavailable	Not Applicable	71.633%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.125%	$1,288.15	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originated on xx
The chain of assignment is complete. The latest assignment of mortgage is with xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
According to the updated title report datedxx, the taxes of xx/xx are delinquent in the amount ofxx and are payable till the good through date ofxx.
Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received onxx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.	Collections Comments:As per the servicing comments, the loan is currently in bankruptcy. According to the payment history as ofxx, the borrower is delinquent for x months. The next due is onxx. The last payment was received onxx in the amount of xx which was applied for the due date was xx/x/xx. The UPB reflected in the amount of $xx,xx.xx. The borrower has been paying as per the loan modification agreement.
The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modification. According to the modified terms, the new principal balance is in the amount of $xx,xx.xx. The borrower promises to pay xx with the starting rate of interest x.xx% beginning from xx/x/xx. The new maturity date isxx.
According to servicing comments, the foreclosure was initiated. The file was referred to an attorney onxx and complaint was filed onxx. The sale was scheduled forxx. However, the foreclosure was put on hold as borrower filed the bankruptcy onxx.
xx xx with the case#xx-xx onxx. The debtor filed proposed chapter xx plan onxx which was confirmed onxx. According to the plan, the debtor shall payxx for x to x months, thenxx for x to xx months . The creditor xx. had filed the POC onxx with the secured claim amount of $xx,xx.xx and arrearage of xx.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The file was referred to an attorney onxx and complaint was filed onxx. The sale was scheduled forxx. However, the foreclosure was put on hold as borrower filed the bankruptcy onxx.
Bankruptcy Comments:xx with the case#xx-xx onxx. The debtor filed proposed chapter xx plan onxx which was confirmed onxx. According to the plan, the debtor shall payxx for x to x months, thenxx for x to xx months . The creditor xx. had filed the POC onxx with the secured claim amount of $xx,xx.xx and arrearage of xx.	Loan Modification agreement was made between borrowerxx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: COMMENTHISTORY_xx January xx - xx Tape Value: Yes |---| |----| Comment: Information updated as per available documents. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step.  The Original Note Amortization type was Fixed.    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: As per the Note, the P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.     Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the available documents, the S&C filing daste isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xx.xx(d)(x) )
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate because it is understated by more than $xx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR §xx.xx(h) )
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx% (Lvl x)     "According to the final xx, the total monthly income is in the amount of xx and the total monthly expenses is in the amount of xx; hence, DTI  is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at xxx - MG - Originations - CREDIT REPORT - xxx_xxx.PDF"
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state oxx The following state disclosures are missing from the loan file.
·Affidavit of Consideration
·Affidavit of Disbursement
·First Time Buyers Affidavit
·Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
·Balloon Payment
·No Escrow Account
·Mandatory Binding Arbitration Disclosures
·Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42323694	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$445.85	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
Subject Mortgage is on first lien position. There is no senior mortgage on the subject property.
There are  judgments open against the borrower.
First in the amount ofxx this was recorded onxx.
Second in the amount of xx this was recorded onxx.
Third in the amount ofxx this was recorded onxx.
Forth in the amount of xx this was recorded onxx.
Fifth in the amount ofxx this was recorded onxx.
Sixth in the amount ofxx this was recorded onxx.
Seventh in the amount ofxx this was recorded on $xx/xx/xxxxEight in the amount ofxx this was recorded onxx.
Ninth in the amount ofxx this was recorded onxx.
Tenth in the amount of $xx this was recorded onxx.
Eleventh in the amount ofxx this was recorded onxx.
Twelve in the amount of $xx this was recorded onxx.
Thirteen in the amount of xx this was recorded onxx.
Fourteen in the amount ofxx this was recorded onxx.
Fifteen in the amount ofxx this was recorded onxx.
Sixteen in the amount ofxx this was recorded onxx.
Seventeen in the amount ofxx this was recorded on x.xx.
xx County annual taxes had been paid off in the amount of xx onxx.
xx County annual taxes had been paid off in the amount ofxx onxx.
xx County annual taxes had been paid off in the amount ofxx onxx.
Review of the payment history states that the borrower has been delinquent for more than xx months. The last payment was received in the amount ofxx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of $xx,xx.xx.
Borrower is not maxxpayments according to the Modification Plan.	Collections Comments:The loan is in xx currently. The last payment was received in the amount ofxx which was applied to due datexx, and the next due date isxx. Current UPB reflects in the amount of $xx,xx.xx. Borrower is not maxxpayments according to the Modification Plan.
The borrowerxx
The foreclosure was initiated in the loan.
The assignment of judgment and bidding rights filed onxx states that the sale is scheduled forxx and assigns said bid and judgment to xx.
There is Certificate of Sale(Doc Loc:xx_xx) which states that the property transferred to xx for the highest bid in the amount of $xx,xx.xx. There is a Certificate of Title (Doc Loc: xx)
As per the updated title report datedxx, the property was transferred from xx

Foreclosure Comments:The foreclosure was initiated in the loan. The notice of lis pendens was filed onxx.
The complaint was filed onxx.
The uniform final judgment of foreclosure was filed onxx states that the amount of claim is $xx,xx.xx and the sale was scheduled forxx. The sale publication was made on xx/x/xx &xx.
 The assignment of judgment and bidding rights filed onxx states that the sale is scheduled forxx and assigns said bid and judgment to xx.
There is Certificate of Sale(Doc Loc:xx which states that the property transferred to xx LP onxx for the highest bid in the amount of $xx,xx.xx. There is a Certificate of Title (Doc Loc: xx)
As per the updated title report datedxx, the property was transferred from xx

Bankruptcy Comments:The borrower xx The POC filed onxx states that the POC amount is $xx,xx.xx and the amount of arrearage is xx. As per the Order Dismissing Chapter xx datedxx, the case is dismissed without prejudice due to the debtor failure to make payments. The motion for order confirming absence of automatic stay and confirming validity of certificate of sale and certificate of title filed onxx state that the final judgment was entered in the amount of $xx,xx.xx onxx and the Certificate of Sale was issued onxx. The property was sold to secured creditor at axx	The loan was modified with an effective date of xx and a new principal balance is xx to the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount ofxx beginning on xx. The rate changes in x steps ending at x.xx%.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: No |---| |----| Comment: Current Foreclosure doc locator is Notes and Comments. Tape data shows No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value: xx/x/xx   Variance: -x (Days)   Variance %:    Comment: As per the mod.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is Yes. Tape data shows No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original P&I is xx.xx. Tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string is xxx, tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string reversed is xxx, tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Drive. Tape data shows xx Dr. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization is missing from the loan file."
* Lost Note Affidavit (Lvl x) "The original Note was missing. The lost note document affidavit had been found in loan file. ( _xxxSxx_xx )"	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6752747	xx	562	Not Applicable	55.028%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$655.69	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows the subject mortgage was originated on xx
The chain of assignment is complete. The latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
x) There is a Federal tax lien against the Michael & Kim Hubschman in favor ofxx
x) There is a state tax lien against Kim Hubschman in favor ofxx
x) There is a certificate of sale for unpaid municipal lien (Sewer) against the subject property in favor of Collector of Taxesxx
x) There is a civil judgment against the borrower xx
No prior delinquent taxes have been found pending.
Provided payment history as ofxx, reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history fromxx toxx reveals that the loan is in delinquency for xx months. The next due date for the payment isxx. The borrower is not maxxregular payments as per loan modification. The last payment ofxx was received in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xx.xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective fromxx.
The borrower promised to pay the unpaid principal balance of $xx,xx.xx with interest rate of x.xx% with P&I ofxx with step amortized type and it was beginning from first payment date on xx/x/xx and ends with the maturity date ofxx.
According to the servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx. The referral date isxx and the notice of lis pendens was filed onxx under the case# -xx-xx which is within the Statute of Limitations. The foreclosure complaint was filed by an attorney onxx. The foreclosure file was put on hold due to bankruptcy filed by the borrower onxx.
The borrower Kim Hubschman had filed bankruptcy under chapter xx with case # xx-xx onxx. The last petition was filed onxx.
Foreclosure Comments:According to the servicing comments dated fromxx toxx, the foreclosure was initiated on the subject property in xx. The referral date isxx and the notice of lis pendens was filed onxx under the case#-xx-xx which is within the Statute of Limitations. The foreclosure complaint was filed by an attorney onxx. The foreclosure file was put on hold due to bankruptcy filed by the borrower onxx.
Bankruptcy Comments:The borrower Kim Hubschman had filed bankruptcy under chapter xx with case # xx-xx onxx. The last petition was filed onxx.
According to the modified chapter xx plan datedxx, the debtor shall pay to the trustee the sum ofxx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $xx,xx.xx.	Loan Modification agreement was made between borrower xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I ofxx with step amortized type and it was beginning from first payment date on xx
Missing Required State Disclosures	Field: Current Foreclosure Doc Locator xxx_OTHER_FORECLOSURE_DOCUMENTS_xxxSxx_xx.PDF Tape Value: No |---| |----| Comment: Foreclosure has been filed & held Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: xx   Tape Value: Owner (or Former): xx  Variance:    Variance %:    Comment: xx on file shows tenant occupies home currently   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mod file executed in xx, does not show as completed   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date    /x/xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: Mod maturity date was listed asxx   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: x-x grading scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: x-x grading scale Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to Prohibited Fees Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of New Jersey. The following state disclosures are missing from the loan file.
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93207517	xx	Unavailable	Not Applicable	61.561%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$33,840.68	2.000%	$1,048.32	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage assignment is with xx
There is a senior mortgage in the amount of $xx,xx.xx which was recorded onxx in the favor ofxx
There are x civil judgments open against the borrower in the amount of xx which was recorded onxx. Second is in the amount of xx, recorded onxx. Third is in the amount ofxx which was recorded onxx. Fourth is in the amount ofxx which was recorded onxx.
The annual county taxes of xx-xx have been paid in the amount ofxx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and the next due for the payment isxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The current UPB reflected is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the Modification agreement.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx/x/xx. The borrower had filed the bankruptcy under chapter-xx with the case#xx-xx onxx and plan was confirmed onxx. The POC was filed onxx with the secured claim amount of $xx,xx.xx and an arrearage amount is xx. According to the modified chapter-xx plan datedxx, the debtor shall payxx for months x-xx. A single payment of xx for one month on March x, xx, andxx per month commencing with the payment due April x, xx, for a period of xx months; for a total term of xx months. The schedule-D in Voluntary petition shows that xx as unsecured portion out of claim amount of $xx,xx.xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy wasxx. The review of payment history shows that the borrower has been delinquent for x months and the next due for the payment isxx. The last payment was received onxx in the amount of xx which was applied for the due date ofxx. The current UPB reflected is in the amount of $xx,xx.xx. The borrower has been maxxthe payments as per the Modification agreement. The loan modification agreement was made between the borrower Samuel E Hungerford III and the lender xMortgage, Inc onxx. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to foreclosure have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-xx with the case#xx-xx onxx and plan was confirmed onxx. The POC was filed onxx with the secured claim amount of $xx,xx.xx and an arrearage amount is xx. According to the modified chapter-xx plan datedxx, the debtor shall payxx for months x-xx. A single payment of xx for one month on March x, xx, andxx per month commencing with the payment due April x, xx, for a period of xx months; for a total term of xx months. The schedule-D in Voluntary petition shows that xx as unsecured portion out of claim amount of $xx,xx.xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy wasxx.	The loan modification agreement was made between the borrower xx The modified unpaid principal balance is xx with an interest rate of x.xx% and the P&I in the amount of xx. The first payment started from xx. The rate changes in x steps ending at x.xx% with the P&I in the amount of xx. The deferred balance is in the amount of xx which shall be payable on the maturity date of xx The loan has been modified once since origination.	Credit Report Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No information pertaining to foreclosure have been found. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan modification agreement was made between the borrower xx and the lender xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No information pertaining to foreclosure have been found.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: The payment history string reversed is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per the final xx, the total monthly income isxx and the total debts are in the amount ofxx. Hence, the DTI exceeds xx%."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at
xx_OTHER_INCOME_CREDIT_DOCS_xxxSxx_xx.PDF"
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Maryland. However, the following state disclosures are missing from the loan file.
x.Affidavit of Consideration.
x.Affidavit of Disbursement.
x.First Time Buyers Affidavit.
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
x.Balloon Payment.
x.No Escrow Account/
x.Mandatory Binding Arbitration Disclosures.
x.Home Buyer Education and Counseling Disclosure."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92611405	xx	579	Not Applicable	51.303%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.000%	$529.06	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is from xx
There is one junior mortgage against the subject property is in the favor of Household Realty Corporation in the amount of xx which was recorded onxx.
Annual Combined Taxes of xx have been paid onxx in the amount of xx.
Annual Combined Taxes of xx have been paid onxx in the amount of xx.
Annual Combined Taxes of xx have been paid onxx in the amount of xx..
No prior years delinquent taxes have been found.

According to a review of the payment history as ofxx, the borrower is currently delinquent for xx months and the next due date for payment isxx. The last payment was received onxx in the amount ofxx, which was applied toxx. The UPB reflected in the latest payment history is in the amount of xx. The borrower has been maxxpayment as per the modification agreement which was made onxx.	Collections Comments:According to the review of the servicing comments. The loan is currently in bankruptcy and the next due for the regular payment isxx. The last payment was received onxx, in the amount ofxx which was applied forxx. The UPB is not reflected in the payment history; however, the UPB is updated as per tape is in the amount of xx.
As per the comment datedxx, the reason for default of the borrower was a marital problem. The borrower wants to retain his property.
The loan has been modified once since origination. As per the modification agreement which was made onxx. The borrower promises to make a monthly payment ofxx with the rate of interest x.xx%, beginning fromxx till the maturity date isxx.  The new principle balance stated in the Modification is in the amount of xx. No, any deferred amount has been given in the modification.  Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision.
The foreclosure activity has not been initiated.
According to the PACER, the borrower “xx” has filed bankruptcy under chapter-xx with the case#xx-xx onxx and the plan was confirmed onxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed by the creditor xx. onxx with the POC amount $xx,xx.xx and the amount of arrearage is xx. The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount $xx,xx.xx. There is no comment indicating a cram down.  The date of last filing bankruptcy was onxx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” has filed bankruptcy under chapter-xx with the case#xx-xx onxx and the plan was confirmed onxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed by the creditor xx. onxx with the POC amount $xx,xx.xx and the amount of arrearage is xx.. The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount $xx,xx.xx. There is no comment indicating a cram down.  The date of last filing bankruptcy was onxx.

The Loan modification agreement was made on xx between the borrower “xx The borrower promises to make a monthly payment ofxx with the rate of interest x.xx%, beginning from xx. The new principle balance stated in the Modification is in the amount of xx No, any deferred amount has been given in the modification. Hence, the interest-bearing amount is xx This modification does not contain any balloon provision.

Affiliated Business Disclosure HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: The foreclosure activity has been initiated. Hence, It is not applicable. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Sale Publication   Variance:    Variance %:    Comment: The foreclosure activity has been initiated. Hence, It is not applicable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan has been modified. Hence, its Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure activity has been initiated. Hence, It is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per the note, original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: The foreclosure activity has been initiated. Hence, It is not applicable. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x settlement statement is missing from the loan file; however, value are updated from itemization which was located at "xx	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xxstate. The following require state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7792867	xx	Unavailable	Not Applicable	26.808%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx
The chain of assignment has been completed.
There is one state tax lien against the borrower in the favor of xx
First installment county taxes of xx have been paid in the amount of $ xx.xx.
Second installment county taxes of xx have been paid in the amount of $ xx.xx.
No, any prior year delinquent taxes have been found.
According to payment history as ofxx, the borrower is delinquent for x months and next due date isxx. The last payment received date is not available in the available payments history. The payment history tape data does not provide current interest rate and current P&I. The new UPB is xx.

Collections Comments:According to the servicing comment as ofxx, the loan is currently active in the bankruptcy and next due date isxx. The last payment received date is not available in the available payments history. The payment history tape data does not provide current interest rate and current P&I. As per the payment history report, the new UPB is xx.
The reason for default is unable to be determined.
The loan was not modified since origination.
The foreclosure was initiated in xx. The file was referred to an attorney onxx and complaint was filed onxx. However, the foreclosure was put on hold due to borrower xx had filed bankruptcy under chapter-xx with the case# xx-xx onxx.
The plan was confirmed onxx. The POC was filed by xx for the secured claim amount of $xx,xx.xx and arrearage amount is xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx. The file was referred to an attorney onxx and complaint was filed onxx. However, the foreclosure was put on hold due to borrower Nita Faye Zachery had filed bankruptcy under chapter-xx with the case# xx-xx onxx.
Bankruptcy Comments:The borrower Nita Faye Zachery had filed bankruptcy under chapter-xx with the case# xx-xx onxx. The plan was confirmed onxx. The debtor shall pay for trustee in the amount of xx for xx months in the total amount of $xx,xx.xx. The POC was filed by Nationstar Mortgage, LLC onxx for the secured claim amount of $xx,xx.xx and arrearage amount is xx.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments (Recovered) Tape Value: No |---| |----| Comment: As per collection comment foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Loan was not modified.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is mmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reverse string is mmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per HUD-x purpose of transaction refinance. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License."
* MI, FHA or MIC missing and required (Lvl x)     "The final application shows the MI amount isxx. However, the MI certificate is required but missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "List of servicing providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Indiana. Following disclosures are missing from the loan file.
x.Hazard Insurance Disclosure
x.xx Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89251983	xx	Unavailable	Not Applicable	75.371%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,369.81	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/x/xx shows that the subject mortgage was originated onxx
The chain of the assignment is completed.
There are two junior mortgages as follows,
First junior mortgage found against the property in favor of xx
Second junior mortgage found against the property in favor of xx
There is one hospital lien, in the favor of xx
The annual taxes of xx have been paid in the amount of $ x,xx.xx. No prior year delinquent taxes have been found
The review of payment history as ofxx shows that the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount of xx which was applied toxx. The UPB in payment history is reflected in the amount of $xx,xx.xx. The current P&I is xx and the current PITI is xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The collection comments review as ofxx, states that the loan is in the active collection and the next due date is xx/x/xx. As per comments datedxx, the reason for default is the loss of the contract.
As per payment history review, the borrower is delinquent for x months and the next due date is xx/x/xx. The last payment was received onxx in the amount of xx which was applied toxx. The UPB in payment history is reflected in the amount of $xx,xx.xx. The current P&I is xx and the current PITI is xx. The borrower has been maxxthe payments as per the modification agreement.
The loan was modified onxx and as per this agreement, the borrower promises to pay the modified principal balance of $xx,xx.xx at the step interest rate of x.xx% with modified P&I of xx for xx months, with an interest rate of x.xx % and P&I of xx for xx months, with an interest rate of x.xx % and P&I of xx for xx months, with an interest rate of x.xx % and P&I of xx for xx months. . The payments were started fromxx and the maturity date will bexx. This modification agreement does not contain balloon provision.
According to the PACER records, the borrower had filed for bankruptcy under chapter-xx with the case# xx-xx onxx. The plan was confirmed onxx. The case is terminated onxx. The POC was filed onxx, the POC amount is $xx,xx.xx and the arrearage amount is xx. As per the proposed plan, the debtor had to pay to the trustee in the amount of $xx for xx, then $xx per month for xx, $xx for xx months. According to the schedule D of the voluntary petition, the amount of secured claim is $xx,xx.xx and the value of collateral that supports this claim is $xx,xx.xx. However, the unsecured portion is xx. Did not see any comment regarding the property had a cramdown.
According to the collection comments, the property has been occupied by non-owner and the property condition is unable to determine.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER records, the borrower had filed for bankruptcy under chapter-xx with the case# xx-xx onxx. The plan was confirmed onxx. The case is terminated onxx. The POC was filed onxx, the POC amount is $xx,xx.xx and the arrearage amount is xx. As per the proposed plan, the debtor had to pay to the trustee in the amount of $xx for xx, then $xx per month for xx, $xx for xx months. According to the schedule D of the voluntary petition, the amount of secured claim is $xx,xx.xx and the value of collateral that supports this claim is $xx,xx.xx. However, the unsecured portion is xx. Did not see any comment regarding the property had a cramdown.

This modification agreement was made on xx between the” xxthe borrower promises to pay the modified principal balance of xx at the step interest rate of x.xx% with modified P&I of xx for xx months, with an interest rate of x.xx % and P&I of xx for xx months, with an interest rate of x.xx % and P&I of x for xx months, with an interest rate of x.xx % and P&I of xx for xx months. . The payments were started from xx This modification agreement does not contain balloon provision.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy onxx which is Post-Loan Origination as the subject loan closed onxx. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   xx   Tape Value:    Variance:    Variance %:    Comment: The PACER Report reflects the Bankruptcy filing date as xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure has not yet been initiated.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Modification the did change the Note terms.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As the foreclosure was not initiated so the REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: The Note reflects the Original Stated P&I asxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: The Purpose of Transaction according to the HUD is refinance Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final loan application dated xx, the total monthly income of the borrower is in the amount of xx and the total monthly expenses is in the amount of xxhence, so the DTI is exceeding xx%."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at
xx
* Missing Required Disclosures (Lvl x)     "List Of Service Providers is missing from the loan file."
* Not all borrowers signed HUD (Lvl x)     "The final HUD-x is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per note, the loan origination date wasxx; however, the settlement date as per final HUD-x isxx so the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25701805	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$56,679.52	2.000%	$630.25	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated onxx
There is an active civil judgment has been found against the borrower in the amount ofxx which was recorded on xx
x installment of combined tax for xx has been paid onxx in the amount of xx.
x installment of combined tax for xx is due onxx in the amount of xx.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrowers and Lender onxx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxx which will change periodically began onxx. The new principal balance is $xx,xx.xx. The interest bearing amount is $xx,xx.xx and the maturity date is xx/x/xx. Reason for Modification is Financial Hardship.
No information is available in the collection comments regarding foreclosure.

Borrower has filed bankruptcy under chapter xx case# xx-xx onxx. POC was filed onxx which shows that the amount of secured claim is $xx,xx.xx and the amount of arrearage is xx. Chapter xx Plan was filed onxx which was objected onxx.  Amended Chapter xx Plan, which was filed onxx, states that the debtor will payxx per month for x months, thenxx per month for xx months. Subject pre-petition arrears shall be paid through plan which is in the amount of xx. Order Confirming Chapter xx Plan was filed onxx which states that the debtor amended plan which was filed onxx is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:
Borrower has filed bankruptcy under chapter xx case# xx-xx onxx. POC was filed onxx which shows that the amount of secured claim is $xx,xx.xx and the amount of arrearage is xx. Chapter xx Plan was filed onxx which was objected onxx.  Amended Chapter xx Plan, which was filed onxx, states that the debtor will payxx per month for x months, thenxx per month for xx months. Subject pre-petition arrears shall be paid through plan which is in the amount of xx. Order Confirming Chapter xx Plan was filed onxx which states that the debtor amended plan which was filed onxx is hereby confirmed. Currently debtor is in active bankruptcy.
Loan modification agreement was made between the borrowers and Lender on xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount ofxx which will change periodically began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification agreement is available in the loan file however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per mod loan amortization type is Step however tape data shows Fixed.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per Note original stated P&I in the amount of xx however tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history payment string is xxx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history payment string is xxx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    x  Tape Value: xx   Variance:    Variance %:    Comment: Same.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Hud-x is missing from the loan file however tape data shows Cash Out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: No Discrepancies. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x and an estimated HUD-x/Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "As final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Default Warning Notice
x. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67639294	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.375%	$1,488.98	xx/xx/xxxx	Financial Hardship	The review of Updated title report datedxx shows that the subject mortgage was originated onxx

The chain of assignment is completed as the subject mortgage is currently assigned to “xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior "xx" available in the updated title report against xx

x. There is an active junior "xx" available in the updated title report againstxx

x. There is an active junior "xx" available in the updated title report against xx

The annual combined taxes of xx have been paid in full in the amount of xx  onxx.
No prior year delinquent taxes have been found in the updated title report.

Review of the updated payment history as ofxx shows that the loan is in delinquency for + month and the next due date for the payment is xx/x/xx. The last regular payment (P&I) was made on xx/x/xx in the amount of xx for the due date of xx/x/xx. The UPB has been mentioned in the updated payment history in the amount of $xx,xx.xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx/x/xx.
Collections Comments:The loan is currently in the collection and next due date isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The current P&I isxx and PITI isxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Modification agreement.
According to comment datedxx, the reason for default is a reduction in income.
The loan has been modified, this modification agreement was made between Borrower xx and xx. The reason for modification is a financial hardship. As per the modified terms, the new principal balance is $xx,xx.xx. Borrower promises to payxx monthly with a modified interest rate x.xx% beginning fromxx with a maturity datexx. The interest bearing amount is $xx,xx.  The principal balance is eligible for forgiveness in the amount of xx.
The foreclosure was initiated and referred to an attorney. According to comment datedxx, the sale has been scheduled forxx. However, the borrower had filed bankruptcy under Chapter xx with the case #xx-xx onxx and foreclosure was put on hold.
The borrower had filed bankruptcy under Chapter xx with the case #xx-xx onxx. The debtor was dismissed onxx. The case was terminated onxx.
According to comment datedxx, the subject property is owner-occupied.
No comments have been found indicating damages and repairs pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney. According to comment datedxx, the sale has been scheduled forxx. However, the borrower had filed bankruptcy under Chapter xx with the case #xx-xx onxx and foreclosure was put on hold.
Bankruptcy Comments:The debtor (xx had filed Bankruptcy under chapter-xx onxx with the case#xx-xx. No POC was filed. The debtor was dismissed onxx as he failed to file one or more deficiencies and debtor failed to comply with the Notice, and/or any subsequent order extending the time to cure filing deficiencies and the case was terminated onxx.	The loan was modified on xx with new principal balance of xx out of which lender agrees to forgive in the amount of xx The borrower promises to pay the new interest bearing amount of xx through new modified P&I of xx with the new fixed interest rate of x.xx% beginning fromxx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under Chapter xx with the case #xx-xx onxx. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value:xx   Tape Value:    Variance:    Variance %:    Comment: The borrower had filed bankruptcy under Chapter xx with the case #xx-xx onxx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value:xx - ape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per Modification agreement the last modification date is xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: As per note, the original note date isxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: As per the note, the stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the string is xxMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the reversed string is MMMMMMMMxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Ives Court Tape Value: xx Ives NW Ct Variance: Variance %: Comment: As per Note, the proeprty address is xx Ives Court. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization, closing instructions are also missing from the loan file."
* Lost Note Affidavit (Lvl x) "The copy of the Note is available in the loan file. However, the lost Note affidavit is found in the loan files located at xx) states that the original note has been lost."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at
xx
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosure are missing from the loan file.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45017148	xx	Unavailable	Not Applicable	43.147%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originated onxx
The chain of assignment is incomplete, as there is break in chain of assignment from xx

There are three civil judgments open against the borrower in the favor ofxx
Tax Status:
Annual county taxes for xx, xx & xx have been paid in the total amount of xx.
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for xx months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as ofxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for xx months. The last payment was received onxx in the amount of xx and it was applied for the due datexx. The current P&I isxx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xx.xx. The last payment was made by borrower as per Note.
According to the PACER,  xx(borrower) had filed for bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. Schedule D in voluntary petition datedxx states the amount of claim without deducting value of collateral was $xx,xx.xx and value of collateral that support for this claim was $xx,xx.xx. However, unsecured portion remained as xx. POC was filed by xx, LP onxx, in the secured claim amount $xx,xx.xx and an arrearage in the amount of $xx,xx.xx. Chapter xx plan was filed onxx. Amended chapter xx plan was filed on xx/x/xx, which states that debtor has filed a verified motion for referral MMM with creditors. Plan was confirmed onxx. Motion for Referral to Mortgage Modification Mediation was field onxx. Order was granted on this motion onxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed onxx. Foreclosure complaint was filed onxx with case # xx_xx_CA-xx and the lis pendens was filed onxx. Foreclosure judgment was entered onxx and the sale was scheduled forxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx-xx on datexx.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed onxx. Foreclosure complaint was filed onxx with case # xx_xx_CA-xx and the lis pendens was filed onxx. Foreclosure judgment was entered onxx and the sale was scheduled forxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case #xx-xx on datexx.
Bankruptcy Comments:According to the PACER, Jean-Claude Israel and Selene Israel (borrower) had filed for bankruptcy under chapter-xx with the case# xx-xx onxx and the plan was confirmed onxx. Schedule D in voluntary petition datedxx states the amount of claim without deducting value of collateral was $xx,xx.xx and value of collateral that support for this claim was $xx,xx.xx. However, unsecured portion remained as xx. POC was filed by MTGLInvestors, LP onxx, in the secured claim amount $xx,xx.xx and an arrearage in the amount of $xx,xx.xx. Chapter xx plan was filed onxx. Amended chapter xx plan was filed on xx/x/xx, which states that debtor has filed a verified motion for referral MMM with creditors. Plan was confirmed onxx. Motion for Referral to Mortgage Modification Mediation was field onxx. Order was granted on this motion onxx.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx PG#xx & Notes and comments Tape Value: No |---| |----| Comment: Loan was in foreclosure. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: Captured as per Note. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplinaceEase Risk Indicator is Moderate due to loan failed the TILA finance charge test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. Loan data is $xx,xx.xx, comparison data is $xx,xx.xx and variance is -$xx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56452239	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx states that the subject mortgage was originated on xx
The chain of the assignment has been not completed currently.
There is no outstanding liens/judgments against borrower/property. Annual combined taxes have been paid in the amount ofxx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx/x/xx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount ofxx onxx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the note terms.
The borrower is currently x months behind his scheduled payments.
Collections Comments:xx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the date of last filing was onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the  he sum ofxx for xx months.
As per the amended chapter xx plan dated onxx, debtor (borrower) will pay to the xx  the sum ofxx for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available BPO  report datedxx locator xx)  shows that the subject property is occupied by the unknown party and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Case#xx-xx onxx and the date of last filing was onxx.
POC was filed onxx with the secured claim amount of $xx,xx.xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum ofxx for xx months.
As per the amended chapter xx plan dated onxx, debtor (borrower) will pay to the U.S. Trustee the sum ofxx for xx months.
Voluntary petition was filed onxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: Occupied by the unknown party.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment: Modification maturity date xx/x/xx   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Also, there is no estimated HUD-x or itemization available in the loan file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Home Equity Consumer Disclosure
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63804102	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originated on xx. The last assignment is from xx. No active judgments or liens have been found against the subject property/the borrower. First and second installments of city taxes for the year of xx have been in the total amount of xx onxx. No prior year delinquent taxes have been found.	According to the latest payment history as ofxx, the borrower is currently delinquent for xx months and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of xx. The borrower has been maxxpayments as per ARM change notice located at "xx" with the interest rate of x.xx% and P&I ofxx.	Collections Comments:The loan is currently in the bankruptcy and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of xx. The borrower has been maxxpayments as per ARM change notice located at xx" with the interest rate of x.xx% and P&I ofxx. The reason for default is not available in the collection comment.
According to document located at “xx”, the trial plan was offered to the borrower which was due fromxx toxx for the amount ofxx. No further details regarding trial plan is available in the loan file.
According to document located at “xx”, the foreclosure was initiated in xx. The file was referred to an attorney onxx. The complaint was filed onxx. The sale was scheduled onxx. However, the foreclosure was put on hold due to the borrower,xx had filed bankruptcy under chapter-xx with case #xx-xx onxx. The plan was confirmed onxx. POC was filed by the creditor onxx for the secured claim amount of xx and the amount of arrearage is xx. According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. According to the amended chapter xx plan datedxx, the debtor shall pay to the trustee in the amount of xx per month. The estimated arrearage to be paid through the plan is in the amount of xx with the monthly payment ofxx for xx months period. The plan was confirmed onxx. Notice of Mortgage Payment Change was filed onxx for monthly payment ofxx which was due fromxx.
According to property inspection report located at “xxx - MG - BKFS Invoice Backup - PROPERTY INSP. - PROPERTY INSP SERVICES - xxx_xxx”, the subject property is occupied by an unknown party. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at “xx”, the foreclosure was initiated in xx. The file was referred to an attorney onxx. The complaint was filed onxx. The sale was scheduled onxx. However, the foreclosure was put on hold due to the borrower, xx had filed bankruptcy under chapter-xx with case #xx-xx onxx. The plan was confirmed onxx.
Bankruptcy Comments:The borrower, xx had filed bankruptcy under chapter-xx with case #xx-xx onxx. The plan was confirmed onxx. POC was filed by the creditor onxx for the secured claim amount of xx and the amount of arrearage is xx. According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. According to the amended chapter xx plan datedxx, the debtor shall pay to the trustee in the amount of xx per month. The estimated arrearage to be paid through the plan is in the amount of xx with the monthly payment ofxx for xx months period. The plan was confirmed onxx. Notice of Mortgage Payment Change was filed onxx for monthly payment ofxx which was due fromxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: ARM Lifetime Floor Percent .xx% Tape Value: x.xx% |---| x.xx% |----| x.xx% Comment: ARM floor percent is x.xx%. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator xxTape Value: No   Variance:    Variance %:    Comment: According to document located at “xx”, the foreclosure was initiated in xx. The file was referred to an attorney onxx. The complaint was filed onxx. The sale was scheduled onxx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per the review of loan files, the loan documentation type is No documentation.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note , the max rate at first adjustment is x%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment    .xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note , the min rate at first adjustment is x%.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per the note, the original stated P&I isxx   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located xx State.The following state disclosures are missing from the loan file:
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21184949	xx	Unavailable	Not Applicable	41.346%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report datedxx shows that the subject mortgage was recorded on xx
The chain of assignment had been completed as currently the assignment is with xx
Active Judgments and Liens;
x) x civil judgments found pending against the borrower xx
x) One state tax lien found pending against the borrower  xx
x) One more active state tax lien found pending against the borrower xx
x) One hospital, medical or attorney lien found pending against the borrower xx
x) One credit card judgment found pending against the borrower xx
Property Tax Status;
x) x installment combined annual taxes for the year of xx are due for the amount of xx till the due datexx.
x) x installment combined annual taxes for the year of xx had been paid in the amount of xx onxx.
x) xthe installment combined annual taxes for the year of xx had been paid in the amount of xx onxx.
x) x installment combined annual taxes for the year of xx had been paid in the amount of xx onxx.
No prior year delinquent taxes had been found pending.
Review of payment history as of datedxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date isxx. The last payment was received onxx in the total amount ofxx for the due date ofxx. The unpaid principal balance according to payment history is in the amount of $xx,xx.xx. The current interest rate is x.xx % with P&I in the amount ofxx.
The borrower has been maxxpayments according to the original note.
Collections Comments:Collection comments available fromxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date isxx. The last payment was received onxx in the total amount ofxx for the due date ofxx. The unpaid principal balance according to payment history is in the amount of $xx,xx.xx. The current interest rate is x.xx % with P&I in the amount ofxx.
The borrower has been maxxpayments according to the original note.
Available notice of lis pendence with case#F-xx-xx shows that the foreclosure complaint was filed onxx. Collection comment datedxx shows that the foreclosure judgment was entered onxx.
Collection comment datedxx shows that the foreclosure sale was scheduled forxx; however, foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower Emeterion Hernandez had filed bankruptcy under chapter xx with case#xx-xx onxx. The plan has not been confirmed yet.
The loan is currently in active bankruptcy.
Collection comments shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Available notice of lis pendence with case#F-xx-xx shows that the foreclosure complaint was filed onxx. Collection comment datedxx shows that the foreclosure judgment was entered onxx.
Collection comment datedxx shows that the foreclosure sale was scheduled forxx; however, foreclosure process was put on hold due to bankruptcy filed by the borrower onxx.
Bankruptcy Comments:The borrower xxhad filed bankruptcy under chapter xx with case#xx-xx onxx. The plan has not been confirmed yet.
The lender had filed POC in the claim amount of $xx,xx.xx with arrearage in the amount of xx.
According to the chapter xx plan filed onxx, the debtor shall pay $ xx.xx per month to the Chapter xx Trustee, starting onxx for approximately xx months.
Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Current Foreclosure Doc Locator Loan Value: xx - xx (x) Tape Value: Yes |---| |----| Comment: Current foreclosure doc locator is xx.. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversal is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C Filing Date isxx. However, tape data showsxx. Tape Source: Initial Tape Type:	x: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit located at xx) shows that original note has been lost or damaged. However, there is a copy of note available in loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA foreclosure rescission finance charge test as;

The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the xx
Prohibited Fees Test: FAILxx +$xx.xx.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL loan data $xx,xx.xx comparison data $xx,xx.xx variance -$xx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL loan data $xx,xx.xx comparison data $xx,xx.xx variance -$xx.xx
This loan failed the TILA finance charge test. FAIL
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate because it is understated by more than $xx.
This loan failed the TILA foreclosure rescission finance charge test. FAIL
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Credit report is available at
xxx - MG - Originations - CREDIT REPORT - xx_xxx.pdf but does not show credit score."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89323526	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,023.69	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated on xx
According to updated title report, annual school taxes for the year of xx/xx was paid in the amount ofxx. There are annual town , utilities and county taxes for the year of xx is due onxx in the total amount ofxx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received onxx in the amount xx which was applied toxx. The next due date isxx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.	Collections Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx. Summon & complaint of foreclosure was filed onxx. Judgment was entered onxx with BID amount $xx,xx.xx and foreclosure sale schedule forxx. In between FC process was delayed due borrower was filed bankruptcy on xx which was dismissed onxx. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received onxx in the amount xx which was applied toxx. The next due date isxx. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.

Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed.  According to chapter xx plan debtor shall pay to the trustee in the amount ofxx per months for the xx months. Schedule-D in Voluntary petition showsxx  as unsecured portion out of claim amountxx.  No document or servicing comments were found that indicates property had a cram down. Motion for relief from  stay filed onxx. POC was filed onxx in the amount of $xx,xx.xx with amount of arrearage xx. The case was dismissed onxx.
Reason for default unable to confirmed from the servicing comment.
The subject property is owner occupied.   No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx. Summon & complaint of foreclosure was filed onxx. Judgment was entered onxx with BID amount $xx,xx.xx and foreclosure sale schedule forxx. In between FC process was delayed due borrower was filed bankruptcy on  xx which was dismissed onxx. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx onxx and plan was confirmed.  According to chapter xx plan debtor shall pay to the trustee in the amount ofxx per months for the xx months. Schedule-D in Voluntary petition showsxx  as unsecured portion out of claim amountxx.  No document or servicing comments were found that indicates property had a cram down. Motion for relief from  stay filed onxx. POC was filed onxx in the amount of $xx,xx.xx with amount of arrearage xx. The case was dismissed onxx.

This loan modification was done on xx,.  The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is x.xx % and Monthly P&I is xx. The modification payment start date isxx
Credit Report Initial Escrow Acct Disclosure	Field: Current Foreclosure Doc Locator Loan Value: xx - xx Tape Value: Yes |---| |----| Comment: The foreclosure document is located at xx - xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: According to the servicing comments, the Current Foreclosure Status is judgment entered.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Modification the did change the Note terms.    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: The original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.     Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per loan file, the complaint file was filed onxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Post closing credit report is available at
xxx - MG - Originations -
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53488781	xx	Unavailable	Not Applicable	44.741%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$2,190.97	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated on xx The chain of assignment has been completed. The latest assignment from xx. There is one junior mortgage was originated on xx. There are two civil judgments was found against the borrower xx . The first civil judgment was recorded on xx. The second civil judgment was recorded onxx. xx jurisdiction annual installment taxes have been paid in the amount ofxx. x installments of jurisdiction taxes for the year of xx have been paid in the amount of xx onxx. xth installments of Jurisdiction taxes for the year of xx have been due in the amount of xx, for the due datexx. The other annual taxes for the year xx have been delinquent in the amount of $ x,xx.xx, which were due onxx and they are good throughxx. The Utility annual taxes for the year xx have been due in the amount ofxx, they are good throughxx.	According to the review of payment history as ofxx, the borrower is delinquent for x months. The next payment due date is on xx/x/xx. The last payment was received on xx/x/xx in the amount of xx, with the rate of interest x.xx%, which was applied for xx/x/xx. The UPB is reflected in the amount of $xx,xx.xx. The Current P&I is xx and PITI is xx. The borrower is maxxpayment as per modification which was made onxx. The loan has been modified twice since origination	Collections Comments:The review of the collection comment shows that the loan is in the collections and the next due date for the payment is xx/x/xx. The last payment was received on xx/x/xx in the amount of xx, with the rate of interest x.xx%, which was applied for XX The UPB is reflected in the amount of XX The Current P&I is xx and PITI is xx. The borrower is maxxpayment as per modification which was made on XX The loan has been modified twice since origination As per the review of servicing comments on XX the reason for default is the Excessive Obligations. But as per the review of collection comments, the borrower wants to keep the property. However, as per the available records borrower is willing to pay the loan. According to the PACER, the borrowers XX and the plan was confirmed on XX The case was discharged on XX As per the Chapter-xx plan, the debtor was supposed to pay the trustee xx from October XX through and including December XX for the period of x months andxx from January XX through and including September XX for a period of xx months, The lender had filed POC on XX with the total amount of XX and amount of arrearage is XX The foreclosure was initiated. The borrower has a complaint filed on XX with case number XX No further information was found regarding the foreclosure.
Foreclosure Comments:The foreclosure was initiated. The borrower has a complaint filed on XX with case number XX. No further information was found regarding the foreclosure.
Bankruptcy Comments:According to the PACER, the borrowers XX and the plan was confirmed on XX The case was discharged on XX As per the Chapter-xx plan, the debtor was supposed to pay the trustee xx from October XX through and including December XX for the period of x months andxx from January XX through and including September XX for a period of xx months, The lender had filed POC on XX with the total amount of XX and amount of arrearage is XX	The modification agreement was made between the borrower xx. As per the modified terms, the new principal balance is xx The interest bearing amount is xx There is no principal forgiven amount and deferred balance in this modification. First Payment had begun on xx and borrower has promised to pay xx monthly with a modified interest rate of x.xx% and the maturity date will be xx There is no provision for the balloon payment. The prior modification agreement located at”xx in the loan file, which was made between the borrowers xx	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date  xx/xx/xxxx Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   xx   Tape Value:    Variance:    Variance %:    Comment: Post-petition due date isxx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator    xxx_COMPLAINT_xxxPxx_xx   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: As per Note document the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: As per Note document property Address street xx Hoyt Avenue. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUDx is available in the loan file which is located at xx the file; however points and fees are handwritten."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Servicer provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file. x.xxConsumer Credit Disclosure / Fair Credit Reporting Notice xx Interest Rate Disclosure x.NY Hazard Insurance  Disclosure x.Tax Escrow Account Designation x.Mortgage Bankers and Exempt Organizations Preapplication x.Part xx Disclosure x.Alternative Mortgage Transaction Disclosures x.Co-Signer Notice Requirements x.Default Warning Notice xx Escrow Account Disclosure xx.Subprime Home Loan Counseling Disclosure xx.Subprime Home Loan Tax and Insurance Payment Disclosure xx.Subprime Home Loan Disclosure xx.Commitment Disclosure xx.Lock-in Disclosure xx.Expiration of Lock-in or Commitment Period"
* Not all borrowers signed TIL (Lvl x)     "The Final TIL is not signed by the all borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing from the given loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business disclosure is missing from the given loan file."
																									* TIL not hand dated (Lvl x) "The date of Final TIL is not hand dated by borrowers."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58763662	xx	Unavailable	Not Applicable	66.444%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report datedxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
There is a state tax lien in the favor of thexx
There is a state tax lien in the favor of the xx
There are x civil judgments in favor of xx
The second installment combined taxes of xx are due in the amount ofxx.
The first installment combined taxes of xx have been paid in the amount ofxx.
The second installment school taxes of xx are due in the amount ofxx.
The first installment school taxes of xx have been paid in the amount ofxx.
The annual taxes of xx have been paid in the amount ofxx.
The combined annual taxes of xx have been paid in the amount ofxx.
No delinquent taxes have been found for the prior year.
The review of the payment history reveals that the borrower has been the delinquent for xx months and the next due date for the payment is xxx. The last payment received details are not available. The current unpaid principal balance reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in the foreclosure and the next due date for the payment is XX The foreclosure was initiated. According to the document located at XX the complaint was filed on XX The reinstatement quote had been given to the borrower on XX. No further details have been found. The complaint was filed on XX The comment dated XX shows that the litigation was filed on XX and the foreclosure was placed on hold. According to the comment dated XX the foreclosure was placed on hold as the borrower had filed the bankruptcy under chapter x with the XX. Hence, the litigation can be resolved once bankruptcy hold will be removed. The bankruptcy was discharged on XX and terminated on XX According to the comment dated XX due to litigation, all communication needs to go through counsel. Further information is not available to confirm whether the litigation hold was removed. The comment dated XX reflects that the foreclosure was contested. However, no details have been found regarding the contested matter. Further information is not available to confirm whether the contested matter has been resolved. The borrower had filed the bankruptcy under chapter x with the XX and the plan is not confirmed yet. The bankruptcy was discharged on XX and terminated on XX The date of the last filing the bankruptcy was XX The schedule-D in Voluntary petition shows that XX as unsecured portion out of claim amount of XX No comment indicating a cram down has been found. The review of the payment history reveals that the borrower has been the delinquent for xx months and the next due date for the payment is XX The last payment received details are not available. The current unpaid principal balance reflected is in the amount of XX The comment dated XX states that the reason for default is an illness of borrower. No damage and repairs have been found. The loan has not been modified since origination.
Foreclosure Comments:The foreclosure was initiated. According to the document located at XX’, the complaint was filed on XX The reinstatement quote had been given to the borrower on XX and XX No further details have been found. The complaint was filed on XX The comment dated XX shows that the litigation was filed on XX and the foreclosure was placed on hold. According to the comment dated XX the foreclosure was placed on hold as the borrower had filed the bankruptcy under chapter x with the XX. Hence, the litigation can be resolved once bankruptcy hold will be removed. The bankruptcy was discharged on XX and terminated on XX According to the comment dated XX due to litigation, all communication needs to go through counsel. Further information is not available to confirm whether the litigation hold was removed.
Bankruptcy Comments:The borrower had filed the bankruptcy under XX and the plan is not confirmed yet. The bankruptcy was discharged on XX and terminated on XX The date of the last filing the bankruptcy was XX The schedule-D in Voluntary petition shows that XX as unsecured portion out of claim amount of XX No comment indicating a cram down has been found.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx Tape Value: Yes |---| |----| Comment: The foreclosure was initiated. According to the document located at xx, the complaint was filed onxx. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Payment History String   xxMMMM   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMxx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    x xTape Value: xx    Variance:    Variance %:    Comment: The property address street is xx Elison Avenue.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per the final xx, the total monthly income is xx and the total debts are in the amount ofxx. Hence, DTI exceeds xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
x.NY Interest Rate Disclosure.
x.NY Hazard Insurance  Disclosure.
x.Tax Escrow Account Designation.
x.Mortgage Bankers and Exempt Organizations Preapplication.
x.Part xx Disclosure.
x.Alternative Mortgage Transaction Disclosures.
x.Co-Signer Notice Requirements.
x.Default Warning Notice.
xx.Smoke Alarm Affidavit.
xx.New York Real Property Escrow Account Disclosure.
xx.Subprime Home Loan Counseling Disclosure.
xx.Subprime Home Loan Tax and Insurance Payment Disclosure.
xx.Subprime Home Loan Disclosure.
xx.Commitment Disclosure.
xx.Lock-in Disclosure.
xx.Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10203323	xx	626	Not Applicable	39.050%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,091.06	xx/xx/xxxx	Lower Payment	Review of updated title report datedxx shows that the subject mortgage was originated on xx
There is an active senior mortgage has been found in the amount of xx which was recorded on xx
No active liens and judgments found on the updated title report.
Annual County tax of xx has been paidxx in the amount ofxx.
Annual Town tax of xx has been paidxx in the amount ofxx.
Annual Utilities tax of xx has been paidxx in the amount ofxx.
Annual Utilities tax of xx has been paidxx in the amount ofxx.
Annual School tax of xx has been paidxx in the amount of xx.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date ofxx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date of XX The next due date is XX Current UPB as of date reflects in the provided payment history is in the amount of XX and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on XX The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx which began on XX The new modified principal balance is reflected in the amount of XX after deducting the forgiven amount. However, the interest bearing amount is XX and the maturity date is XX Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under XX. POC was not filed by the subject creditor. Statement of Intention was filed on XX which states that the debtor intent to surrender the subject property to subject creditor. As per updated title report dated XX shows that the current vesting is in the name of XXTrustee's Report of No Distribution was filed on XX Automatic Order Discharging Debtor (Chapter x) was filed on XX and case was terminated on XX
As per latest comment dated XX subject property is occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under XX. POC was not filed by the subject creditor. Statement of Intention was filed on XX which states that the debtor intent to surrender the subject property to subject creditor. As per updated title report dated XX shows that the current vesting is in the name ofxx terminated on XX	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx which began on xx The new modified principal balance is reflected in the amount of xx after deducting the forgiven amount. However, the interest bearing amount is $xx. Reason for Modification is Financial Hardship.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Pacer and loan file shows a bankruptcy filed post-loan origination Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date    /x/xx   Tape Value:    Variance:    Variance %:    Comment: Pacer and loan file shows a bankruptcy filed post-loan origination ofxx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   xx   Tape Value:    Variance:    Variance %:    Comment: The post petition due date is from the payment histories   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The document finder is in the audit value.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: The original note has a payment amount of xx. The loan has been modified two times and the data provided shows a payment from the last modification   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history shows the correct history   Tape Source: Initial   Tape Type:
																					Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: Payment history shows the correct history Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30865525	xx	Unavailable	Not Applicable	35.107%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.625%	$437.38	xx/xx/xxxx	Lower Interest Rate	The review of the updated title report datedxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx. which was recorded onxx.
x) There is a junior mortgage in the favor ofxx
x) There are two active HOA lien on the subject property, first in the favor ofxx for the amount ofxx and second in the favor of xx
x) the HOA foreclosure complaint was filed onxx with the xx. The judgment was entered onxx with the amount ofxx for HOA.
x) There are two active Hospital, Medical or Attorney Lien against the borrower xx,
The county annual taxes for the year of xx have been paid in the amount ofxx. No delinquent taxes have been found for the prior year	The review of payment history shows that the borrower has been delinquent for x month and next due date for the payment is xx/x/xx. The last payment was received onxx in the amount ofxx for due date xx/x/xx. The UPB is reflected in the amount of $xx till the due date of xx/x/xx. The borrower has been maxxthe payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under XX. According to amended chapter xx plan dated XX the debtor shall payxx per month for the period of xx months. The proof of claim was filed on XX with the claim amount of XX and the amount of arrearage is XX
The foreclosure was initiated. The foreclosure complaint was filed on XX. The foreclosure sale was scheduled on XX However, the foreclosure was put on hold due to Loss mitigation.
The reason for default is the Illness of the borrower per servicing comments. The review of payment history shows that the borrower has been delinquent for x month and next due date for the payment is XX The last payment was received on XX in the amount ofxx for due date XX The UPB is reflected in the amount of XX till the due date of XX The borrower has been maxxthe payments as per the modification agreement.
The loan modification agreement was made on XX between the borrower XX. The borrower promises to make a monthly payment ofxx with the rate of interest x.xx% beginning from XX till maturity date XX The New Principal Balance stated in the modification is XX
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on XX The foreclosure sale was scheduled on XX However, the foreclosure was put on hold due Loss mitigation.
Bankruptcy Comments:The borrower had filed bankruptcy under XX and the plan was confirmed on XX According to amended chapter xx plan dated XX the debtor shall payxx per month for the period of xx months. The proof of claim was filed on XX with the claim amount of XX and the amount of arrearage is XX
The loan modification agreement was made on xx between the borrowerxx. The borrower promises to make a monthly payment ofxx with the rate of interest x.xx% beginning from xx. The New Principal Balance stated in the modification is xx	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: No |---| |----| Comment: Current foreclosure doc locator is Notes and comments. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification  xx/xx/xxxx Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification isxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: Original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: The property address street is xx xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48428580	xx	728	Not Applicable	39.346%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx shows that the subject mortgage was originated onxx
There is an active junior mortgage in the amount of xx which was recorded xx
There are six active ECB Liens against the subject property in the total amount of xx held by xx
There are multiple civil judgment have been found against the borrower in the total amount of xx which was recorded on multiple dates in favor of xx
There are multiple Child Support Liens have been found against the borrower in the total amount of xx which was recorded on multiple dates in favor of multiple plaintiffs.
x installment of Borough tax for xx has been paid onxx in the amount ofxx.

x installment of Borough tax for xx has been paid onxx in the amount ofxx.
x installment of Borough tax for xx has been paid onxx in the amount ofxx.
xth installment of Borough tax for xx is due onxx in the amount ofxx.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx onxx which was applied for the due date of xxx. The next due date is xxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the note terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on XX which was applied for the due date of XX The next due date is XX Current UPB as of date reflects in the provided payment history is in the amount of XX and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the note terms.
Review of the collection comments and available document which is located at XX states that the foreclosure was initiated and referred to attorney and complaint was filed on XX Notice of pendency was also filed on same date XX Judgment for foreclosure and sale was filed on XX As per comment dated XX sale was scheduled for XX foreclosure file was placed on hold due to borrower has filed bankruptcy under XX. Currently borrower is in active bankruptcy. No further information is available in the collection comments regarding foreclosure.
Borrower has filed bankruptcy under XX POC was filed on XX which states that the amount of secured claim is XX and the amount of arrearage is XX Schedule D of voluntary petition dated XX  shows amount of secured claim without deducting the value of collateral is XX and value of collateral is XX  therefore the unsecured portion is XX Chapter xx Plan was filed on XX which was objected on XX Loss Mitigation Request was filed on XX  Chapter xx Plan was filed on XX which states that the debtor shall payxx per months for xx months. Plan is not confirmed yet. Currently debtor is in active bankruptcy.
As per comment dated XX states that the subject property is occupied by the owner and in average condition.
Foreclosure Comments:Review of the collection comments and available document which is located at XX states that the foreclosure was initiated and referred to attorney and complaint was filed on XX Notice of pendency was also filed on same date XX Judgment for foreclosure and sale was filed on XX As per comment dated XX sale was scheduled for XX foreclosure file was placed on hold due to borrower has filed bankruptcy under XX Currently borrower is in active bankruptcy. No further information is available in the collection comments regarding foreclosure.
Bankruptcy Comments:Borrower has filed bankruptcy under XX POC was filed on XX which states that the amount of secured claim is XX and the amount of arrearage is XX Schedule D of voluntary petition dated XX shows amount of secured claim without deducting the value of collateral is XX and value of collateral is XX therefore the unsecured portion is XX Chapter xx Plan was filed on XX which was objected on XX Loss Mitigation Request was filed on XX Chapter xx Plan was filed on XX which states that the debtor shall payxx per months for xx months. Plan is not confirmed yet. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: Yes |---| |----| Comment: As per tape data, current foreclosure doc locator is yes. However, review of the available loan files states that it is Notes and Comments. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data, mod maturity date isxx. However, review of the available loan files states that it is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string is xx. However, review of the available loan files states that it is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, reversed payment history string is xx. However, review of the available loan files states that it is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx    Tape Value: xx  Variance:    Variance %:    Comment: As per tape data, street address of the subject property is xx  However, review of the available loan files states that it is xx .   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per tape data, S&C filing date isxx. However, review of the available loan files states that it isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplainceEase Risk Indicator is Moderate due to TILA Finance Charge Test and Late Fees Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulation Test failed due to Late Fees Test:
x. Late Fees Test shows Loan Data x.xx% Comparison data x.xx% and variance +x.xx%.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed due to  TILA Finance Charge Test.
x. TILA Finance Charge Test shows Loan Data xx Comparison Data xx and variance -$xx.xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x) NY Interest Rate Disclosure
x) NY Hazard Insurance Disclosure
x) Tax Escrow Account Designation
x) Mortgage Bankers and Exempt Organizations Pre-application
x) Part xx Disclosure
x) Alternative Mortgage Transaction Disclosures
x) Co-Signer Notice Requirements
x) Default Warning Notice
xx) Smoke Alarm Affidavit
xx) New York Real Property Escrow Account Disclosure
xx) Subprime Home Loan Counseling Disclosure
xx) Subprime Home Loan Tax and Insurance Payment Disclosure
xx) Subprime Home Loan Disclosure
xx) Commitment Disclosure
xx) Lock-in Disclosure
xx) Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan files."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25828111	xx	Unavailable	Not Applicable	50.693%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$72,693.36	2.000%	$696.50	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated on xx
There is an active junior mortgage with subordination agreement which has been found on the updated title report where amount xx  General Hospital DBA xx Holder of Lien and also As per updated title report Issue with legal description found such that Mortgage Legal Description shows as "Lotx" where as in Deed Legal Description Shows as "Lot x".Also current taxes found xx and no any Delinquent Taxes found.

As per payment history datedxx, the loan is currently xx months delinquent and due for thexx payment. Unable to determine the date the last funds were received or the last payment was applied. The current unpaid principal balance is $xx,xx.xx.	Collections Comments:The loan is currently in Bankruptcy and the Foreclosure is on hold.
As per payment history datedxx, the loan is currently xx months delinquent and due for the XX payment.  Unable to determine the date the last funds were received or the last payment was applied.  The current unpaid principal balance is XX

Loan modification agreement was made between borrower, XX  The new principal balance is XX of which XX is deferred and the remaining XX is the interest bearing amount that will be paid in a step rate starting at x% with a P&I in the amount ofxx beginning XX for x years then steps up to x% for a year then x% for a year and will end at x% with a P&I in the amount of xx for the remaining term; the new maturity date is XX

According to the payment history as ofxx, the borrower is delinquent for xx months and due for the XX payment.  The subject property is in XX where the XX which is expired however the Foreclosure complaint was filed in a timely fashion.

Per Servicing Comments, Foreclosure proceedings began on XX  Per updated title report, the Complaint was filed on XX and recorded XX  Service was then completed on XX  The Foreclosure was Contested however the details were not found.
Final Judgment of Foreclosure was heard before the Court upon Non-Jury Trial on XX and was Granted in the amount of XX with a Sale Date scheduled for XX  Foreclosure was placed on hold for prior Bankruptcy filed on XX that was Discharged on XX  A proposed motion to return foreclosure case to active status and reset the sale was filed on XX and the Foreclosure Sale Date was scheduled for XX  The Sale was actually held with a successful bid amount of XX reverted back to the plaintiff however the sale was cancelled and foreclosure was placed on hold due to the borrower filing another Bankruptcy on XX  The Bankruptcy was Dismissed on XX for Failure to File Information and the Bankruptcy Case was Terminated/Closed on XX
A new Foreclosure Sale date was scheduled for XX  The borrower filed a xx Cancel the XX foreclosure sale on XX however it was denied by the Court.
Borrower's wife XX called onxx wanting to know the status of a loan Modification the borrower is applying for.  The servicer would not give her any information.  Comments reflect the Foreclosure Sale was not held due to the borrower's wife filing a new Bankruptcy on XX which again placed foreclosure proceedings on hold.

Active Chapter xx Bankruptcy XX  Servicing comments reflect the plan was filed with the courts on XX and the confirmation hearing date was scheduled for XX the POC Bar Date is XX  Comments show the servicer filed an objection to the plan on XX  The POC was filed with the Court on XX  POC Arrears includes delinquent months from XX thru XX in Foreclosure Fees, XX for Escrow Shortage, XX Other for a Total Arrearages Amount of XX and Secured Total is XX
Per Pacer, the Borrower, XX, filed Bankruptcy under XX with the XX.  The Bankruptcy case was Dismissed on XX for Failure to File Information and was Terminated on XX
Borrower previously filed Bankruptcy XX

Servicing comments reflect a property inspection was completed XX and shows the property is owner occupied with no visible damages noted.
Foreclosure Comments:Per Servicing Comments, Foreclosure proceedings began on XX  Per updated title report, the Complaint was filed on XX and recorded XX  Service was then completed on XX  The Foreclosure was Contested however the details were not found.
Final Judgment of Foreclosure was heard before the Court upon Non-Jury Trial on XX and was Granted in the amount of XX with a Sale Date scheduled for XX  Foreclosure was placed on hold for prior Bankruptcy filed on XX that was Discharged on XX  A proposed motion to return foreclosure case to active status and reset the sale was filed on XX and the Foreclosure Sale Date was scheduled for XX  The Sale was actually held with a successful bid amount of XX reverted back to the plaintiff however the sale was cancelled and foreclosure was placed on hold due to the borrower filing another Bankruptcy on XX  The Bankruptcy was Dismissed on XX for Failure to File Information and the Bankruptcy Case was Terminated/Closed on XX
A new Foreclosure Sale date was scheduled for XX  The borrower filed a Pro Se Motion to Cancel the XX foreclosure sale on XX however it was denied by the Court.
Borrower's wife XX wanting to know the status of the Modification.  The servicer would not give her any information.  Comments reflect the Foreclosure Sale was not held due to the borrower's wife filing a new Bankruptcy onxx which again placed foreclosure proceedings on hold.
Bankruptcy Comments:Active Chapter xx Bankruptcy XX.  Servicing comments reflect the plan was filed with the courts on XX and the confirmation hearing date was scheduled for XX the POC Bar Date is XX  Comments show the servicer filed an objection to the plan on XX  The POC was filed with the Court on XX  POC Arrears includes delinquent months from XX in Foreclosure Fees, XX for Escrow Shortage, XX Other for a Total Arrearages Amount of XX and Secured Total is XX  The plan was confirmed XX
Per Pacer, the Borrower, XX.  The Bankruptcy case was Dismissed on XX for Failure to File Information and was Terminated on XX
Borrower previously filed Bankruptcy XX	Loan modification agreement was made between borrower,xx The new principal balance is xx of which xx is deferred and the remaining xx is the interest bearing amount that will be paid in a step rate starting at x% with a P&I in the amount ofxx beginning xx for x years then steps up to x% for a year then x% for a year and will end at x% with a P&I in the amount of xx for the remaining term; the new maturity date is xx	Affiliated Business Disclosure Credit Report Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments_xxx Tape Value: No |---| |----| Comment: As per tape data current foreclosure doc locator reflects no but audit value is Loan_Comments_xxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: As per tape data the date of last modification isxx however actual date reflects xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Note at origination reflects a Fixed Rate however the loan was modified in xx to a Step Rate.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx   Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: As per tape data original note doc datexx but audit value xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per tape data original stated P&I isxx which is the payment from the loan modification; audit value taken from the Note at origination reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment History string xx but audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed xx but audit value xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per tape data subject property type single family but audit value taken from Appraisal at origination and reflects PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Missing the MI Cert from the file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27921576	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx, the subject mortgage was originated on xx
Active judgments and liens.
There is a HOA lien recorded onxx in the amount of xx and in the favor oxx
There is a Civil Judgment recorded onxxin the amount of $xx,xx.xx and in the favor of xx
xx taxes are paid in the amount ofxx.
The payment history as of datedxx shows that the borrower is delinquent for xx months and next payment due date is xx/x/xx. The last payment was received onxx in the amount of xx which was applied for the due date on xx/x/xx.The current UPB is in the amount of $xx,xx.xx. Borrower is maxxpayments according to the original Notes terms. The loan had been modified onxx with the lender xx with the rate of interest of x.x% and P&I ofxx and maturity date ofxx, however borrower is paying as per the note terms.	Collections Comments:The loan is current in bankruptcy and plan has been confirmed, Foreclosure had been referred to attorney on XX and complaint had been filed on XX however borrower filed chapter xx bankruptcy on XX Borrower had filed bankruptcy under XX and plan was confirmed on XX The POC was filed on XX in the secured claim amount XX and an arrearage in the amount of XX the Post-petition date is XX As per the plan the borrower should payxx for the Arrears amount of XX
The payment history as of datedxx shows that the borrower is delinquent for xx months and next payment due date is XX The last payment was received on XX in the amount of  xx which was applied for the due date on XX current UPB is in the amount of XX Borrower is maxxpayments according to the original Notes terms. The loan had been modified on XX with the lender XX with the rate of interest of x.x% and P&I ofxx and maturity date of XX however borrower is paying as per the note terms.

Foreclosure Comments:Foreclosure had been referred to attorney on XX and complaint had been filed on XX however borrower filed XX
Bankruptcy Comments:Borrower had filed bankruptcy under XX and plan was confirmed on XX The POC was filed on XX in the secured claim amount XX and an arrearage in the amount of XX the Post-petition date is XX As per the plan the borrower should pay $ xx.xx for the Arrears amount of XX	Not Applicable	Credit Report HUD-x Closing Statement Missing Required State Disclosures	Field: Borrower Last Name Loan Value: Xiong Li Tape Value: XIONGLI |---| |----| Comment: Borrower name is Xiong Li according to collateral documents. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   xx   Tape Value: No   Variance:    Variance %:    Comment: FC initiated after origination.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment: According to review mod maturity date is unavilable.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxx in reversed form.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Variance: Variance %: Comment: Property address is xx according to review. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "HUDx is not signed by borrower and also the points and fees in the document are visible or clear enough."
* Not all borrowers signed HUD (Lvl x) "HUDx is not signed by borrower."	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers document is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing in the loan files.
Construction Lien Disclosure
Mortgage Loan Servicing Disclosure.
Choice of Insurance Notice.
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "The ROR is dated asxx and note is dated asxx, the state is Washington and hence considered as per provided in the document."	* Settlement date is different from note date (Lvl x) "Settlement Date isxx and note is dated asxx, the subject property state is xx"	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8924383	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$1,510.87	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx shows that the subject mortgage was originated onxx
There is an active Credit Card judgment against the borrower in the amount ofxx which was recorded onxx
There are two active IRS liens against the xx
x installment of combined tax for xx has been paid onxx in the amount of xx.
x installment of combined tax for xx is Delinquent (remaining after payment) which was due onxx in the amount ofxx.
x installment of combined tax for xx is Delinquent which was due on xx/x/xx and its good through date isxx in the amount of xx.
x installment of combined tax for xx is past due (under xx days) which was due onxx in the amount of xx.
xth installment of combined tax for xx is due onxx in the amount of xx.
Review of the payment history provided fromxx toxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date ofxx. The next due date isxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of XX The next due date is XX Current UPB as of date reflects in the provided payment history is in the amount of XX and current interest rate as per payment history is x.xx%. Borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrower and Lender on XX The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xxwhich began on XX The new principal balance is XX The interest bearing amount is XX and the maturity date is XX Reason for Modification is Financial Hardship.
Available servicing comments state that foreclosure was initiated in loan and was referred to an attorney on XX Complaint was filed on XX and foreclosure judgment was entered on XX The foreclosure was put on hold due to borrower filed bankruptcy on XX. Latest status of FC was on hold due to active bankruptcy.   As per comment dated XX the sale scheduled for XX has been canceled.
Borrower has filed Bankruptcy under XX. POC was filed on XX state the amount of secured claim is XX with arrearage amount of XX  Chapter xx Plan was filed on XX Objection to Confirmation of the Plan was filed on XX Borrower is currently on active bankruptcy.
As per latest comment dated XX subject property is occupied by the owner and in average condition.
Foreclosure Comments:Available servicing comments state that foreclosure was initiated in loan and was referred to an attorney on XX Complaint was filed on XX and foreclosure judgment was entered on XX The foreclosure was put on hold due to borrower filed bankruptcy on XX Latest status of FC was on hold due to active bankruptcy.   As per comment dated XX the sale scheduled for XX has been cancelled.
Bankruptcy Comments:Borrower has filed Bankruptcy under XX. POC was filed on XX state the amount of secured claim is XX with arrearage amount of XX Chapter xx Plan was filed on XX Objection to Confirmation of the Plan was filed on XX Borrower is currently on active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments_xxx Tape Value: Yes |---| |----| Comment: Current foreclosure Doc Locator is Loan_Comments_xxx, however tape data shows Yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Current foreclosure status is j   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification isxx, however tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: Original stated P&I isxx, however tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxx, however tape data is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xxx, however tape data is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street    x x   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx , however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction is refinance, however tape data shows cash out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date xx/xx/xxxx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C Filing date is unavailable, however tape data showsxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to TILA APR test failed.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to TILA APR test failed.
TILA APR test shows Loan data x.xx% Comparison Data x.xx% and variance is -x.xx%.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state required disclosures which are missing from the loan file;
x. Lead-Based Paint Disclosure
x. Carbon Monoxide Alarms
x. MA Smoke Detector Certificate"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliate Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80078466	xx	Unavailable	Not Applicable	45.334%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$767.68	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report datedxx, the subject mortgage was recorded onxx
The chain of assignment has been completed. Currently, the mortgage is with xx
There is a junior mortgage in the amount xx which was recorded on xx
There are five junior civil judgment in the total amount of xx and two junior Credit card judgment in the total amount ofxx.
Annual taxes for the year xx-xx have been paid in the amount ofxx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is delinquent for xx months and the next payment is due forxx. The last payment was received onxx in the amount xx which was applied forxx. The UPB as per tape is $xx,xx.xx. The current P&I isxx and PITI is xx. The borrower has been maxxhis payments as per the xx mod terms.	Collections Comments:Review of loan file and servicing comment shows that the payment is delinquent for more than xx days. Last payment was received on XX in the amount of xx for due date XX Next due date is XX UPB as per pay history is XX Borrower made latest payments as per MOD term made on XX
Foreclosure was initiated on loan with XX. FC sale was scheduled for sale data XX however borrowers XX filed BK XXand FC was placed on hold. Loan is still in active BK and FC is still on hold. No further details about FC have been found.
No evidence of damage or repair on subject property has been found.
It seems property is in good condition.

Foreclosure Comments:Foreclosure was initiated on loan with XX. FC sale was scheduled for sale data XX however borrowers XX and FC was placed on hold. Loan is still in active BK and FC is still on hold. No further details about FC have been found.
Bankruptcy Comments:As per the review of the payment history, the borrower XX had filed BK under XX The plan was confirmed on XX POC was filed on XX with its POC amount as XX and the arrearage XX As per the amended chapter xx plan filed on XX the debtor shall pay the trusteexx per month for the period of xx months.	The loan modification agreement has been made between borrower xx. The new modified principal balance is xx The borrower agrees to pay the P&I of xx with fixed interest rate of x.xx%, beginning fromxx	Affiliated Business Disclosure Credit Report	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments and xx_COMMENTS Tape Value: No |---| |----| Comment: The loan modification agreement has been made between borrower and lender effective fromxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: The loan modification agreement has been made between borrower and lender effective fromxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per the note, the Original P&I isxx tape showsxx   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string as per pay history is xx however tape data shows xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string as per pay history is xx however tape data shows xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street    xxTape Value: xx  Variance:    Variance %:    Comment: The address mentioned on the note and the recorded mortgage is “xx ”. The updated title report, appraisal report and the tax document reflects address as “xx ”.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: The Purpose of transaction is Refinance cash out, tape shows purchase   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: The Purpose of transaction is Refinance cash out, tape shows purchase Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is failed for TILA Foreclosure Rescission Finance Charge Test.
Loan data $xx,xx.xx, Comparison data $xx,xx.xx hence variance -$xx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx.xx. The disclosed finance charge of $xx,xx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96194656	xx	Unavailable	Not Applicable	34.704%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$1,756.64	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There are thirty three ECB liens, one criminal judgment and two civil judgments were found against the borrowers.
There are multiple ECB liens against the borrower in favor of xx
The first criminal judgment against the borrower xx
The second civil judgment against the borrower xx
The third civil judgment against the borrower xx
The Utility annual taxes for the year xx have been due in the total amount ofxx and they are good throughxx.

x and x installments of Jurisdiction taxes for the year of xx have been paid in the amount of xx.
x installments of jurisdiction taxes for the year of xx have been paid in the amount of xx onxx.
xth installments of Jurisdiction taxes for the year of xx have been due in the amount of xx, for the due datexx.	According to the review of payment history as ofxx, the borrower is delinquent for xx months. The next payment due date is onxx.
The last payment was received onxx in the amount of xx, with the rate of interest x.xx%, which was applied forxx.
The UPB is reflected in the amount of xx.
The Current P&I is xx and PITI is xx.
The borrower is maxxpayment as per modification which was made onxx.
The loan has been modified twice since origination
Collections Comments:The review of the collection comment shows that the loan is in the active bankruptcy and the next due date for the payment is XX
The last payment was received on XX in the amount of xx, with the rate of interest x.xx%, which was applied for XX
The UPB is reflected in the amount of XX
The Current P&I is xx and PITI is xx.
The borrower is maxxpayment as per modification which was made on XX
The loan has been modified twice since origination
As per the review of servicing comments, the reason for default is unavailable. But as per the review of collection comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.
The foreclosure was initiated. The file was referred to an attorney on XX
The borrower has filed complaint on XX with case number XX  As per the document located at XX in the loan file, the final judgment of foreclosure was done on XX
The sale was scheduled on XX However, the sale was canceled and the foreclosure was put on hold as the borrower XX had filed bankruptcy under XX
 The debtor shall pay the total amount of xx to the Chapter xx Trustee, starting on XX for the period of xx months. The lender had filed POC on  XX with the total amount XX and amount of arrearage is $ XX
The latest amended XX nd waiting for plan confirmation.
As per the Property Inspections report on XX located at “xx” in the loan file, the property is occupied by an unknown party. No damage is found to the property and property is in good condition.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on XX
The borrower has filed complaint on XX with case number XX  As per the document located at XX in the loan file, the final judgment of foreclosure was done on XX
The sale was scheduled on XX However, the sale was canceled and the foreclosure was put on hold as the borrower XX
Bankruptcy Comments:According to the PACER, the borrower XX had filed bankruptcy under XX. The debtor shall pay the total amount of xx to the Chapter xx Trustee, starting on XX for the period of xx months. The lender had filed POC on  XX with the total amount XX and amount of arrearage is $ XX
The latest amended chapter xx plan was filed on XX and waiting for plan confirmation.
The modification agreement was made between the borrowersxx. As per the modified terms, the new principal balance is xx The interest bearing amount is xx There is no principal forgiven amount and deferred balance in this modification.
First Payment had begun on xx and borrower has promised to pay xx monthly with a modified interest rate of x.xx% and the maturity date will be xx There is no provision for the balloon payment.
The prior modification agreement located at”xxin the loan file, which was made between the borrowers Fxx	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator xxx_CLOSING_INSTRUCTIONS_xxxSxx_xx Tape Value: No |---| |----| Comment: As per the review of loan documents the foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: The property is occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: x (Days)   Variance %:    Comment: The loan was ,modified onxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: As per the note original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xxx.    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xxx. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUDx is available in the loan file which is located at “xx”in the file; however points and fees are handwritten."
* Lost Note Affidavit (Lvl x) "Lost note affidavit datedxx was found at location "xx" in the loan file, showing original note was misplaced, lost or destroyed. Copy of Note is also located in the	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Loan Data :xx  Comparison Data : xx  Variance :-$xx.xx

This loan failed the TILA finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Below mentioned required state disclosures are missing from the loan file:
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL not hand dated by the borrowers."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38434671	xx	Unavailable	Not Applicable	48.468%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$624.87	xx/xx/xxxx	Financial Hardship	As per updated title report datedxx the subject mortgage was originated on xx There is a civil judgment against the borrowerxx xx Combined x installment tax has been paid in the amountxx. xx Combined x installment tax has been paid in the amountxx. No prior year delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for x months and next due date for payment isxx. The last payment was received onxx in the amount ofxx which was applied forxx. The UPB is reflected in the latest payment history in the amount of $xx,xx.xx. The borrower has been maxxpayment as per the modification term.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy and next due date for the payment is XX
The borrower had filed for bankruptcy under XX. The plan has not been confirmed yet. The POC was filed on XX for the secured claim amount of XX and the arrearage amount is XX
The foreclosure was initiated and the file was referred to an attorney on XX The complaint was filed on XX and service was completed on XX the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-xx with the XX
The review of payment history shows that the borrower has been delinquent for x months and next due date for payment is XX  The last payment was received onxx in the amount ofxx which was applied for XX The UPB is reflected in the latest payment history in the amount of XX The borrower has been maxxpayment as per the modification term.
The loan modification agreement was made between XX
The borrower promises to pay the new UPB in the amount of XX with an annual fixed modified interest rate of x.xx%  and new P&I in the amount ofxx beginning from XX till the maturity date XX is no provision for the balloon payment.
The loan has not been modified once since origination.
The reason for default is unable to Unemployment of the borrower.
As per the servicing comments dated XX the subject property is owner occupied. As per the servicing comments dated XX the subject property is in average condition but the door needs paint. The estimated amount of repair is $xx.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on XX The complaint was filed on XX and service was completed on XX the foreclosure was put on hold as the borrower had filed bankruptcy underXX
Bankruptcy Comments:The borrower XXThe plan has not been confirmed yet.
The POC was filed on XX for the secured claim amount of XX and the arrearage amount is XX	The loan modification agreement was made between (borrower)xx The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I in the amount ofxx beginning fromxx.There is no provision for the balloon payment.	Credit Report Missing Required State Disclosures Origination Appraisal	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: TOOD |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: SEAL   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments_xxx   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: As per the servicing comments, the foreclosure service completed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: As per modification agreement, the last modified onxx.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: As per modification, stated maturity date is xx/x/xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: As per the note, the original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the string is xxMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the reversed string is MMxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: As per HUD-x, the purpose of the transaction is Refinance.   Tape Source: Initial   Tape Type:
																					Field: S&C Filing Date xx Tape Value:xx Variance: xx (Days) Variance %: Comment: As per the foreclosure document, the S&C filing date is xx/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file." * Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file." * Missing Required State Disclosures (Lvl x) "The subject property is located in xx state. The following state disclosures are missing from the loan file. x.Hazard Insurance Disclosure x.xx Consumer Credit Protection Act Disclosure x.Insurance Freedom of Choice Disclosure"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$750.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28923085	xx	Unavailable	Not Applicable	39.488%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$648.22	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is IRS lien against the borrower xx which is in the amount ofxx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated fromxx toxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount ofxx which was applied to due datexx, and the next due date is xx/x/xx. Current UPB reflects in the provided payment history is in the amount of $xx,xx.xx.	Collections Comments:According to the latest collection comments as of XX the loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since XX Foreclosure was referred to on XX The foreclosure was put on hold due to the loss mitigation. The borrower had filed the BK under the chapter XX. The debtor was dismissed on XX and case was terminated on XX
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since XX Foreclosure was referred to on XX The foreclosure was put on hold due to the loss mitigation.
Bankruptcy Comments:The borrower had filed the BK under the XX. The debtor was dismissed on XX and case was terminated on XX	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of xx with interest rate of x.xx% with P&I ofxx with fixed amortized type and it was beginning from first payment date on xx
Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: xx
Field: Bankruptcy Filing Date    /x/xx   Tape Value:    Variance:    Variance %:    Comment: Moore, Wade Alan (Debtor) had filed bankruptcy under chapter xx plan case# xx-xx onxx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments_xxx   Tape Value: No   Variance:    Variance %:    Comment: Current foreclosure document located at Loan_Comments_xxx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: This Fixed modification agreement was made between the borrowerxx
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: the original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia, the following state disclosures are missing from the loan file.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
																									x.Disclosure of Additional Fees"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11138248	xx	Unavailable	Not Applicable	71.850%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx. The chain of the assignment is completed. The latest assignment is from xx . There is a junior mortgage in the favor of xx. There is a credit card judgment against a borrower xx. The fourth installment combined taxes of xx are due in the amountxx for the due datexx. The first, second and third installment combined taxes of xx have been paid total in the amount ofxx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment isxx. The last payment was unable to determine the amount ofxx for due datexx. The UPB is reflected in the amount of $xx,xx.xx till the due date ofxx. The borrower has been maxxthe payments as per the Note terms.
Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower XX. The plan was not confirmed. The POC was filed on XX with the claim amount of XX and the amount of arrearage is XX According to amended chapter xx plan dated XX the debtor shall pay to the trustee in the amount ofxx per month for the period xx months. The foreclosure was initiated. The foreclosure complaint was filed on XX The amended complaint was filed on XX The judgment was entered on XX However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case XX and the plan was not confirmed. No further information has been found regarding foreclosure. The reason for default is a reduction of income per servicing comments. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment isxx. The last payment was unable to determine the amount ofxx for due date XX The UPB is reflected in the amount of XX till the due date of XX The borrower has been maxxthe payments as per the Note terms. The property inspection report dated XX shows that the subject property is occupied by an unknown party. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on XX The amended complaint was filed on XX The judgment was entered on XX However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case XX and the plan was not confirmed. No further information has been found regarding foreclosure.

Bankruptcy Comments:The borrower XX and the amount of arrearage is XX According to amended chapter xx plan dated XX the debtor shall pay to the trustee in the amount ofxx per month for the period xx months.	Not Applicable	Credit Report Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx Pg#xx Tape Value: Yes |---| |----| Comment: Current foreclosure doc locator is Ln#xx Pg#xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Judgment Entered   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Current foreclosure status is judgment entered.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.     Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: The Application reflects the Purpose of Refinance as Change in Rate/term.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Value:xx Variance: xx (Days) Variance %: Comment: S&C filing date isxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final application, the borrower income isxx and total monthly debt is in the amount ofxx. Hence DTI ratio comes out to more than xx%."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good Faith Estimate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx state. The following state disclosures are missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94849364	xx	693	Not Applicable	51.211%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$680.17	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed.  Currently, the assignment is with xx.
There is a junior Civil judgment against the borrower xx.
Annual county taxes of xx have been paid onxx  in the amount ofxx.xx.
Annual county taxes of xx have been paid onxx in the amount of xx.
No prior years delinquent taxes have been found.	According to a review of the payment history as ofxx, the borrower is currently delinquent for x months and the next due date for payment is xx/x/xx. The last payment was received onxx in the amount ofxx, which was applied onxx. The UPB reflected in the latest payment history is in the amount of $xx,xx.xx. The borrower has been maxxpayment as per Modification in xx.	Collections Comments:The loan is currently in Bankruptcy and next due date for payment is XX The last payment was received on XX in the amount ofxx, which was applied on XX The UPB reflected in the latest payment history is in the amount of XX The borrower has been maxxpayment as per Modification in XX The loan has been modified twice since origination in XX It is effective from XX between the borrower XX The borrower promises to make a monthly payment ofxx with the rate of interest x.xx%, beginning from XX till the maturity date XX The new principle balance stated in the Modification is in the amount of XX The deferred amount has not been given in the modification. Hence, the interest-bearing amount is XX The lender has forgiven principal in the amount of XX however, the forgiven amount exceeds x% of the modified principal balance.This modification does not contain any balloon provision.
Unable to determine the reason for default from the servicing comments.
The foreclosure was initiated. The file was referred to an attorney on XX The complaint filed date is unavailable. The judgment hearing date and entered date is unavailable. The sale schedule date is XX and it was put on hold as the borrower had filed bankruptcy on XX
The borrower had filed bankruptcy XX.  As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of XX to the trustee. The POC was filed on XX with the POC amount of XX and the amount of arrearage is XX The Post-Petition due date is XX
As per schedule D of Voluntary Petition filed on XX the amount of claim without deducting the value of the collateral is XX and value of the collateral is XX No evidence has been found regarding the cram down.
No damage pertaining to the subject property has been found.
As per servicing comment, the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on XX The complaint filed date is unavailable. The judgment hearing date and entered date is unavailable. The sale schedule date is XX and it was put on hold as the borrower had filed bankruptcy on XX

Bankruptcy Comments:According to the PACER, the borrower XX and the plan was confirmed on XX  As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of XX to the trustee. The POC was filed on XX with the POC amount of XX and the amount of arrearage is XX The Post-Petition due date is XX
As per schedule D of Voluntary Petition filed on XX the amount of claim without deducting the value of the collateral is XX and value of the collateral is XX; however, the unsecured portion is XX No evidence has been found regarding the cram down.
The Loan modification agreement was made on xx between the borrower xxThe borrower promises to make a monthly payment ofxx with the rate of interest x.xx%, beginning fromxx The new principle balance stated in the Modification is in the amount of xx The deferred amount has not been given in the modification. Hence, the interest-bearing amount is xx This modification does not contain any balloon provision. The lender has forgiven principal in the amount of xx however, the forgiven amount exceeds x% of the modified principal balance. The loan has been modified twice since origination in xx

Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: C xx - xx Tape Value: No |---| |----| Comment: As per collection comment, foreclosure was initiated. However, tape reflects No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification    /x/xx   Tape Value:xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified onxx. However, tape reflectsxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per note original P&I is xx.However, tape reflectsxx.   Tape Source: Initial   Tape Type:
Field: Payment History String    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xxx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reverse string is xxx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street    xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note property address street is xx. However, tape reflects xx .   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: Tape Value: Variance: Variance %: Comment: As per note property city is West Palm Beach. However, tape reflects	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of servicing providers disclosures are missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. Following disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44465492	xx	Unavailable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$6,568.02	4.125%	$444.56	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated onxx.
The chain of the assignment has been completed. Currently, the assignment of mortgage is with xx.
There is a junior mortgage in the favor of xx.
There is a HOA/COA lien open against the property in the favor of xx.
Annual installments of Combined taxes for xx,xx and xx have been paid in the cumulative amount ofxx.No prior year’s delinquent tax have been found.

According to the latest payment history as ofxx, the borrower is currently delinquent for six months and the next due date isxx. The last payment was received onxx in the amount ofxx which was applied for the due date ofxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The borrower has been maxxpayments as per the modification agreement datedxx with the interest rate of x.xx % and P&I ofxx.	Collections Comments:The loan is currently in bankruptcy and is next due for XX The last payment was received on XX UPB reflected in the payment history is in the amount of XX
The reason for the default is not reflected. Unable to determine the intention of the borrower regarding the subject property.
The loan has been modified since origination. As per modified terms, the new principal balance is in the amount of XX The borrower promises to payxx with the rate of interest starting with x.xx% beginning from XX The new maturity date is XX The interest bearing is in the amount of XX There is a deferred balance in the amount of XX There is no principal forgiven.
The foreclosure process was initiated in XX The file was referred to an attorney on XX The complaint was filed on XX judgment was entered on XX The foreclosure process had gone up to the sale date which was scheduled on XX The foreclosure was put on hold as the borrower had filed bankruptcy under XX
The borrower had filed bankruptcy under XX. The Bankruptcy POC filed on XX and the POC amount is XX and the amount of arrearage is XX Under Chapter xx amended plan, the debtor shall pay to the trustee the sum ofxx per month for xx months. Total of plan payment is XX As per schedule D of voluntary petition, Amount of secured claim is XX and  unsecured portion is XX hence Value of collateral that supports this claim is XX
As per the BPO Report dated XX the subject property was owner occupied and the subject property is in good condition. There are no comments related to damage to the subject property.
XX

Foreclosure Comments:The foreclosure process was initiated in XX The file was referred to an attorney on XX The complaint was filed on XX judgment was entered on XX The foreclosure process had gone up to the sale date which was scheduled on XX The foreclosure was put on hold as the borrower had filed bankruptcy under XX
Bankruptcy Comments:According to the  PACER report, the borrower had filed bankruptcy under XX
The Bankruptcy POC filed on XX and the POC amount is XX and the amount of arrearage is XX Under Chapter xx amended plan, the debtor shall pay to the trustee the sum ofxx per month for xx months. Total of plan payment is XX As per schedule D of  voluntary petition, Amount of secured claim is XX and  unsecured portion is XX hence Value of collateral that supports this claim is XX
The loan has been modified twice since origination. The borrower has been maxxthe payments as per the loan modification which was made on xx between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx The borrower promises to payxx with the rate of interest starting with x.xx% beginning from xx. The interest bearing is in the amount of xx There is a deferred balance in the amount of xx There is no principal forgiven.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator xx and xxTape Value: Yes |---| |----| Comment: Current foreclosure doc locater is xxx - MG - BKFS Invoice - FORECLOSURE - FC SERVICES - xx_xxx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: According to the servicing comments the Current Foreclosure Status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Modification the did change the Note terms.    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: x.xx%   Comment: As per note, the original balance is $xx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx   Tape Value:xx   Variance: -x (Days)   Variance %:    Comment: As per note, the original note date isxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: As per note, the original stated P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxx.     Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: The Purpose of Transaction according to the HUD is Cash out.    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: The Application reflects the Purpose as Refinance.    Tape Source: Initial   Tape Type:
Field: S&C Filing Date  xx/xx/xxxx Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The complaint file was filed onxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: According to the PUD rider the subject property is Single family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl x)     "Final xx is missing from the loan file. However, values are updated form unexecuted application located at "xxx - MG - Originations - xx""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.  Loan Data: x.xx%    Comparison Data: x.xx%   Variance: -x.xx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88034726	xx	Unavailable	Not Applicable	58.818%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,143.53	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx shows the subject mortgage was originated onxx. The chain of assignment is complete as the subject mortgage is currently with xx. There is certificate of salexx for water and sewer against the subject property found open in the amount ofxx favor of Collector of Taxes; xx. However, protitle has confirmed that sale has been redeemed onxx. According to updated title report, x & xth installment of combined taxes for the year of xx and x installment of combined taxes for the year of xx have been paid in total amount ofxx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent xx days. The last payment was received on xx/x/xx in the amount xx which was applied to xx/x/xx. The next due date is xx/x/xx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx,xx.xx.	Collections Comments:Borrower has filed bankruptcy under XX. According to chapter xx plan, debtor shall pay to the trustee in the amount ofxx per month for the xx months. Schedule-D in Voluntary petition shows XX as unsecured portion out of claim amount XX No document or servicing comments were found that indicates property had a cram down. The POC was filed on XX in the amount of XX with amount of arrearage XX The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on XX Due to filing of bankruptcy by borrower on XX FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings. As per the review of payment history, the borrower is delinquent xx days. The last payment was received on XX in the amount xx which was applied to XX The next due date is XX The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of XX Reason for default unable to confirmed from the servicing comment. According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on XX Due to filing of bankruptcy by borrower on XX FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under XX. According to chapter xx plan, debtor shall pay to the trustee in the amount ofxx per month for the xx months. Schedule-D in Voluntary petition shows XX as unsecured portion out of claim amount XX No document or servicing comments were found that indicates property had a cram down. The POC was filed on XX in the amount of XX with amount of arrearage XX	This loan modification was done onxx. The amortization type is fixed and new unpaid Principal balance is xx and lender agree to forgiven principal in the amount of xx As per modification agreement interest bearing amount is xx and modification original rate is x.xx % and Monthly P&I is xx. The modification payment start date is xx	Credit Report Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: C xx - xx Tape Value: No |---| |----| Comment: In Current Foreclosure Doc Locator data provided is No however audit value shows xx Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: In Interest Only Period data provided is No however audit value shows Yes   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: In Original Balance data provided is $xx,xx.xx however audit value shows $xx,xx.xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx.xx%   Comment: In Original Stated P&I provided is xx however audit value shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   xx   Tape Value: xx   Variance:    Variance %:    Comment: In Payment History String , data provided is xxx however audit value shows xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed    xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56977521	xx	713	679	40.916%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,251.87	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
One HOA lien open against the subject property in the amount of xx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from x/x/xxxx to xx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount ofxx which was applied to due date xx/xx/xxxx, and the next due date is xx/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active collections. Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to on xx. No further information has been found. The borrower had filed the BK under the xx and the plan was confirmed on xx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx The POC was filed on xx, the POC amount is xx and total arrearage amount is xx. The case has been terminated on xx. Review of the payment history dated from xx states that the borrower has been delinquent for more than xx. The last payment was received in the amount of xx which was applied to due date xx, and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to on xx. No further information has been found.

Bankruptcy Comments:The borrower had filed the BK under the xx and the plan was confirmed on xx. Under amended xx debtor was supposed to pay the trustee the amount of xx The POC was filed on xx, the POC amount is xx and total arrearage amount is xx. The case has been terminated on xx

The plan was confirmed on xx. Proof of claim was filed on xx in the amount of xx and the amount of arrearage as per proof of claim was xx. There are no evidences regarding reaffirmation agreement.
As per trustee’s final report the case was completed on xx. As per plan the claim scheduled for subject creditor was in the amount of xx and claim was paid as per plan.
The evidences of cramdown has not been found.	Loan Modification agreement was made between borrower xx, as trust on effective date of xx
The borrower has  given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value:xx   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx  Variance: xx  Variance %:xx   Comment: As per tape data theoriginal stated P&I is xx. However, as per review the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the Payment History string is xx.xHowever, as per review the Payment History string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per tape data the Payment History string reversed is xx. However, as per review the Payment History string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan files."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by all borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55210814	xx	Unavailable	Not Applicable	40.085%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.048%	$878.25	xx/xx/xxxx	Change of Terms	According to the updated title report dated xx/xx/xxxx, the loan was originated on xxx There is junior mortgage against the subject property which was originated onxx in the amount of xx which was recorded xx Current property owner name isxx There is no title issue. County Property Taxes for year xxxx are Exempt. Exempt, taxes paid to date for xxxx. Annual Tax Amount for xxxx is also exempt. There is an active lien and judgment on subject property. There is an combined Civil Judgment against xx	Provided payment history as ofxx/xx/xxxx, reveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxx. The borrower is not maxxregular payments as per loan modification. The last payment of xx/xx/xxxx was received onxx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx reveals that the loan is in delinquency for xx The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx, the subject property is owner occupied with some damage to the roof with estimated cost of damage is in the amount of xx. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
No information pertaining to foreclosure has been found in the latest xx servicing comments.
The borrower xx had filed bankruptcy under xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor filed bankruptcy on xx under xx. The length of the plan is xx. Petition is in the amount of xx and annual interest rate is xx Plan was confirmed on xx. Debtor shall pay xx per Month to the xx trustee beginning xx. The POC was filed by lender on xx with the claim amount of xx and the amount of arrearage is xx. No further information regarding to the bankruptcy.	Loan Modification agreement was made between borrowers xx on effective date of xx The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| xx |----| Comment: Bankruptcy filing date is xx. However, tape data shows xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator is NA. There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx Tape Value: xx   Variance: 38 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx. However, tape data shows xx..   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Stated P&I is xx However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx  Tape Value: xx Variance:    Variance %:    Comment: Payment History String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed xx However, tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx. The following state disclosure is missing from the loan file.
Choice of Insurer"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,300.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65090693	xx	Unavailable	Not Applicable	49.264%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$1,365.20	6.000%	$382.95	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx with MERS which was recorded on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx
There is a credit card judgments open against the borrower in the amount of xx which was recorded on xx/xx/xxxx in favor of xx.
Annual combined taxes for xx have been paid in the amount of xx	The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx. The last payment was received on xx in the amount of xx and it was applied for the due date xx. The current P&I is xx and rate of interest is xx. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx. The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx had filed for bankruptcy under xx and the plan was confirmed on xx. Schedule D in voluntary petition dated xx states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx POC was filed by xx, in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filed on xx, which states that arrearage was included in the plan for the amount xx, Plan was confirmed on xx. Debtor had filed Converting xx. As per chapter xx trustee final reports dated xx, the claim principal has been paid in the amount of xx through bankruptcy.
There is no foreclosure activity found in recent xx.
According to comment dated xx property had loss due to wind & hail xx. Claim was filed by borrower. Comment dated xx states that, final draw approved for loss claim in the amount of xx. No further details have been found. As per exterior property inspection (xx) report dated xx, no damages noted to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed for bankruptcy under xx and the plan was confirmed on xx. Schedule D in voluntary petition dated xx states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx. POC was filed by xx, in the secured claim amount xx and an arrearage in the amount of xx. Chapter xx plan was filed on xx, which states that arrearage was included in the plan for the amount xx, Plan was confirmed on xx. Debtor had filed Converting Chapter xx Case to Chapter x on xx As per chapter xx trustee final reports dated xx, the claim principal has been paid in the amount of xx through bankruptcy.	The loan modification agreement was made on xx with a new principal balance of xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx. In addition, a final balloon payment on the interest bearing principal balance xx is due on the maturity date.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Bankruptcy Chapter Loan Value: xx Tape Value: xx |---| |----| Comment: Case was converted to xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %:    Comment: MOD effective date is xx  Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:xx   Comment: Captured as per Note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Captured as per Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx, hence required MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47296681	xx	Unavailable	Not Applicable	35.980%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.375%	$381.86	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender MERS as xx which was recorded on xx
The chain of the assignment has not been completed. The latest assignment is from xx which was recorded on xx However, the missing assignment is to xx
No judgment and liens are open against the borrower.
There is one junior mortgage against the subject property is in the favor of xx in the amount of xx which was recorded on xx.
Annual City taxes of xx have been paid on xx in the amount of xx.
Annual Combined taxes of xx have been paid on xx in the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for xx and the next due date for payment is xx. The last payment was received on xx, which was applied to xx The UPB is not reflected in the payment history; however, the UPB is updated as per tape is in the amount of xx The borrower has been maxxpayment as per the modification agreement which was made on xx
Collections Comments:According to the review of the servicing comments the loan is currently in the collection and the next due for the regular payment is xx. The last payment was received on xx, in the amount of xx. The UPB is not reflected in the payment history; however, the UPB is updated as per tape is in the amount of xx.
As per the comment dated xx, the reason for default was a curtailment of income of the borrower.
The loan has modified once since origination. As per the modification agreement which was made on xx The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx
The borrower promises to pay the monthly P&I of xx and the maturity is xx. This modification contains balloon provision payment on the interest bearing balance of xx is due on the maturity date xx.
The foreclosure activity has not been initiated.
According to the PACER, the borrower “xx” had filed bankruptcy under chapter x with the xx. The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx There is no comment indicating a cram down. As per the reaffirmation agreement the current market value is xx. The creditor reaffirmed mortgage was in the amount of xx The borrower will pay the monthly payment is in the amount of xx with the rate of interest xx for the next xxx months starting on xx. The case was discharged on xx and fully terminated on same date xx.
As per the servicing comments the subject property has been occupied by the owner. No pertaining damage to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under xx with the xx. The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx. There is no comment indicating a cram down. As per the reaffirmation agreement the current market value is xx. The creditor reaffirmed mortgage was in the amount of xx. The borrower will pay the monthly payment is in the amount of xx with the rate of interest xx for the next xx starting on xx. The case was discharged on xx and fully terminated on same date xx

This Step modification agreement was signed between the borrower xx and the lender Select xx. dated on xx. The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx.
The borrower promises to pay the monthly  P&I of xx beginning from xx and the maturity is xx. This modification contains balloon provision payment on the interest bearing balance of xx is due on the maturity date xx.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The foreclosure activity has not been initiated. Hence, it is not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure activity has not been initiated. Hence, it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value:xx   Variance:xx   Variance %: xx  Comment: As per the note, original stated P&I is xx; however, tape data reflects with xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history, payment history string reversed is xx; however, tape data reflects with xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the payment history, payment history string reversed is xx; however, tape data reflects with xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The Waiver of Borrowers Rights disclosure is located at "xx" and Disclosure of Additional Fees disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not executed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35355852	xx	633	Not Applicable	46.267%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$811.67	6.000%	$359.12	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows the subject mortgage was originated on xx which was recorded on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from xx states that the borrower has been delinquent for more than xx The last payment was received in the amount of xx which was applied to due date xx, and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active bankruptcy. The borrower had filed the BK under the xx and the plan was confirmed on xx. Under amended xx plan debtor was supposed to pay the trustee the amount of xx. The POC was filed on xx, the POC amount is xx and total arrearage amount is xx. Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to on xx. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx. Review of the payment history dated from xx states that the borrower has been delinquent for more than xx. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure sincexx. Foreclosure was referred to on xx Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.
Bankruptcy Comments:The borrower had filed the BK under the xx and the plan was confirmed on xx. Under amended xx plan debtor was supposed to pay the trustee the amount of xx. The POC was filed on xx, the POC amount is xx and total arrearage amount is xx	Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx. The UPB that has been amortized is xx as an interest bearing amount.
Initial Escrow Acct Disclosure	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments_xx Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to Brokerage/Finder Fee Test:"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed for brokerage/finder fee test. Brokerage/Finder Fee Test:FAIL, Loan Data:xx, Comparison Data: xx  Variance: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service provide is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40724960	xx	Unavailable	Not Applicable	58.560%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,537.66	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx with xx and (borrower) and (lender) xx a division of xx, which was recorded on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx.
There is an active Civil Judgment against the subject borrower in the amount of xx which was recorded on xx in favor of xx x installment of County tax for xx has been paid xx in the amount of xx.
x installment of County tax for xx has been paid xx in the amount of xx
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:the subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for more than xxThe last payment was received in the amount of xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the Modification terms. Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx The interest bearing amount is xx and the maturity date is x/x/xxxx. Reason for Modification is xx
No Information found regarding foreclosure in the collection comment.
Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. xx which was objected on xx  which states that the debtor(s) propose to pay the trustee the sum of xx. Debtor will make subject arrearage payment through plan which is in the total estimated amount of xx at the rate of interest xx Order Confirming xx which states that the debtor plan which was filed on xx is hereby confirmed. Notice of xx was filed on xx which states that the claim was asserted in the amount of xx Claim was allowed in the amount of xx and amount is paid in the amount of xx by the trustee.  Discharge of xx.
As per comment dated xx Subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. xx which was objected on xx. Amended/Modified xx which states that the debtor(s) propose to pay the trustee the sum of xx . Debtor will make subject arrearage payment through plan which is in the total estimated amount of xx. Order Confirming xx which states that the debtor plan which was filed on xx is hereby confirmed. Notice of Final Cure Payment was filed on xx which states that the claim was asserted in the amount of xx Claim was allowed in the amount of xx and amount is paid in the amount of xx by the trustee. Discharge of xx.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx The interest bearing amount is xx and the maturity date is xx. Reason for Modification is xx	Affiliated Business Disclosure Credit Report Missing Dicsloures Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Current foreclosure doc locator is n/a; However, tape shows no. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %:    Comment: Doc date of last modification is xx However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes; However, tape shows no.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active? n/a; However, tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value:xx   Variance: xx Variance %: xx  Comment: Original stated P&I is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Purpose of refinance per application is n/a; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose per application is Construction/permanent. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk INdicator is Moderate due to TILA Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to TILA Finance Charge Test.
TILA Finance Charge Test shows Loan data xx Comparison Data xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx"
* Missing credit report (Lvl x)     "Rate lock is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure  is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11334293	xx	Unavailable	Not Applicable	47.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx with xx and (lender) xx, which was recorded on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx.
No active liens and judgment have been found on updated title report.
Annual Town/School Relevy tax for xx is past due (under xx-days) which was due on xx in the amount of xx and its good through date is xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the note terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for more than xx. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the note terms.
Review of the collection comments and available documents in the loan file states that the foreclosure was initiated and referred to attorney and complaint was filed. foreclosure file was placed on hold due to loss mitigation. As per comment dated  xx sale date was scheduled for xx. Foreclosure file was placed on hold due to borrower has filed bankruptcy under xx. Currently file is on hold due to active bankruptcy. No further information is available regarding foreclosure in the provided collection comments.
Borrower has filed bankruptcy under xx on xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is $xx,xxx.xx. Chapter xx Plan was filed on xx which states that the debtor will make regular payment in the amount of xx Debtor will maintain the current contractual installment payments on the subject claim. There payments will be disbursed by the trustee in the amount of xx per month at the rate of interest xx.  Objection to Confirmation of the Plan was filed on xx. Currently debtor is in active bankruptcy.
A per latest comment dated xx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Review of the collection comments and available documents in the loan file states that the foreclosure was initiated and referred to attorney and complaint was filed. foreclosure file was placed on hold due to loss mitigation. As per comment dated  xx sale date was scheduled for xx. Foreclosure file was placed on hold due to borrower has filed bankruptcy under xx. Currently file is on hold due to active bankruptcy. No further information is available regarding foreclosure in the provided collection comments.
Bankruptcy Comments:Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. xx which states that the debtor will make regular payment in the amount of xx Debtor will maintain the current contractual installment payments on the subject claim. There payments will be disbursed by the trustee in the amount of xx per month at the rate of interest xx. Objection to Confirmation of the Plan was filed on xx Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy Filing Date Loan Value: xx Tape Value:xx|---| xx |----| Comment: Updated per Bankruptcy filing Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Updated per Bankruptcy filing   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: Yes   Variance:    Variance %:    Comment: No evidence in loan file of foreclosure   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: No evidence in loan file of foreclosure-Referral Date   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx  Tape Value:xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Updated with additional documents in loan file Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplainceEase Risk Indicator is moderate due to Prepayment Term Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State regulation test failed due to Prepayment Term Test.
Prepayment Term Test shows Loan data xx months Comparison Data xx
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file.
x. xxConsumer Credit Disclosure / Fair Credit Reporting Notice
x. xx Interest Rate Disclosure
x. xx Hazard Insurance  Disclosure
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Default Warning Notice
x. Commitment Disclosure
x. Expiration of Lock-in or Commitment Period
x. Lock-in Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39783367	xx	679	Not Applicable	43.410%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$74,681.10	2.000%	$236.20	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx with xx.
The chain of assignment is complete as the subject mortgage is currently with xx.
There is one junior mortgage found open in the amount of xx which was recorded  on  xx.
According to updated title report dated there are four IRS  Lien judgments against the borrower found open in the total amount of xx  in favor of xx which was recorded on xx respectively.
There is one junior civil judgment against the borrower found open in the amount of xx.
According to updated title report, annual combined taxes for the year of xx, was paid in the amount of xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx. The last payment was received on xx in the amount xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement. Payment history does not show, current UPB. Hence, value is taken from the tape data in the amount of xx.	Collections Comments:Borrower has filed bankruptcy under xx and plan was not confirmed. POC has been filed on xx in the amount of xx with amount of arrearage xx.
The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan. Summon & complaint of foreclosure was filed on xx. Foreclosure sale schedule for xx  Due to filing of bankruptcy by borrower on xx. No further details are available..
As per the review of payment history, the borrower is delinquent more than xx. The last payment was received on xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement.  Payment history does not show, current UPB. Hence, value is taken from the tape data in the amount of xx
Reason for default unable to confirmed from the servicing comment.
The subject property is owner occupied by owner. No information has been found regarding any damage or repair.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan. Summon & complaint of foreclosure was filed on xx. Foreclosure sale schedule for xx.  Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under xx and plan was not confirmed. POC has been filed on xx with amount of arrearage xx
This loan modification was done on xx between the xx & Select xx. The amortization type is step and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is xx and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Post Petition Due Date Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %:xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "his loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than xx point above or below the APR as determined in accordance with the actuarial method.
Final TIL is missing from the loan file. Hence, APR is taken as xx which is compared with xx and variance is xx."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93409495	xx	Unavailable	Not Applicable	42.231%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$40,350.18	2.500%	$1,120.89	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx, with xx

The chain of assignment has been completed.

Active liens and judgments:

There are two civil judgments against borrower, active in the favor of xx. The amount of civil judgment is unable to determine.

The combined taxes of the year xx have been paid in the amount of xx

The combined taxes of the year xx have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx The last payment was received on xx the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx the last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

The loan modification agreement was made between (borrower) xx  (Lender) xx Corporation on xx The borrower promises to pay the new UPB in the amount of xx with step interest rate starting at xx and new P&I in the amount of xx. The deferred balance is in the amount of xx. The new maturity date will be xx

The reason for default is unable to be determined. The subject property is owner occupied. The borrower's intention is to keep the property. The foreclosure was not initiated.

According to the PACER, the borrower had filed bankruptcy under xx. The POC was filed on xx. Amount of claim is in the amount of xx and arrearage in the amount of xx There is no comment indicating a cram down.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx. The POC was filed on xx. Amount of claim is in the amount of xx and arrearage in the amount of xx. There is no comment indicating a cram down.	This step loan modification agreement was made between (borrower) xx (Lender) xx Corporation on xx The borrower promises to pay the new UPB in the amount of xx with step interest rate starting at xx and new P&I in the amount of xx beginning from xx. The deferred balance is in the amount of xx. The new maturity date will be xx. This loan modified twice.
The first modification was done on xx.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per modification mod step 1 date is XX Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %:    Comment: The loan was modified on xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per collection comment foreclosure was not initiated.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: As per collection comment foreclosure was not initiated.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance: xx  Variance %: xx   Comment: As per note stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment historypayment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: Tape Value: xx Variance: Variance %: Comment: As per payment history reverse string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57076179	xx	593	Not Applicable	52.264%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,070.26	5.000%	$363.38	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx with xx which was recorded on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx.
No active liens and judgment have been found on updated title report.
x installment of county tax for xx has been paid on xx in the amount of xx.
x installment of county tax for xx is due on xx in the amount of xx	Review of the payment history provided from xx that borrower has been the delinquent for more than xx. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently maxxthe payment according to the note terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for more than xx. The last payment was received in the amount of xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the note terms.
Loan modification agreement was made between the borrowers and on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx began on xx. The new principal balance is xx. Lender agree to defer amount of xx. The interest bearing amount is xx after deducting the defer amount and the maturity date is xx. Reduction period maturity date is xx. After reduction period borrower will make payment according to note term.xx.
No Information is available regarding foreclosure in the collection comments.
Borrower has filed bankruptcy under xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed xx which states that the debtor will pay xx over the life of the plan, Debtor shall pay the weekly installment of xx over a total period of xx. Debtor will make regular monthly payment of xx through plan. Also cure the arrearage which is in the total amount of xx Trustee Recommendation plan was filed on xx which states that the Trustee will make adequate protection payments to the subject creditor: Order Confirming Plan was filed on xx which states that the debtor xx plan is hereby confirmed. xx Trustee's Report of Completion of Plan was filed on xx Order Discharging Debtor was filed on xx Final Decree Closing Case was filed on xx.
As per latest comment dated xx subject property is occupied by the subject owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed xx which states that the debtor will pay xx over the life of the plan, Debtor shall pay the weekly installment of xx over a total period of xx. Debtor will make regular monthly payment of xx through plan. Also cure the arrearage which is in the total amount of xx. Trustee Recommendation plan was filed on xx which states that the Trustee will make adequate protection payments to the subject creditor: Order Confirming Plan was filed on xx which states that the debtor xx is hereby confirmed. xx Report of Completion of Plan was filed on xx. Order Discharging Debtor was filed on xx. Final xx was filed on xx.	Loan modification agreement was made between the borrowers and on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx began on xx The new principal balance is xx. Lender agree to defer amount of xx The interest bearing amount is xx after deducting the defer amount and the maturity date is xx. Reduction period maturity date is xx. After reduction period borrower will make payment according to note term.Reason for xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: xx Index Type Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy Filing Date   Loan Value:xx   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx   Loan Value: Unavailable   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx   Loan Value: xx   Tape Value:xx  Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: xx   Loan Value: xx   Tape Value:xx Variance:xx   Variance %:xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to Late Fees Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulation Test Failed due to Late Fees Test.
Late Fees Test shows Loan data xx Comparison Data xx and Variance xx.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. WV Collateral Protection Insurance Notice x
x. Co-Signer Notice
x. Non-Deposit Investment Product Disclosure
x. Financial Institution Insurance Disclosure
x.Non-Deposit Investment Product Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:Full appraisal	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88920997	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,330.63	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortgage was originated on xx with lender xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx
No active judgment or liens have been found.
The annual taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for xx and the next due date for the payment is xx. The last payment was received on xx in the amount of xx for due date xx. The UPB reflected is in the amount of xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx. The borrower xx had filed the bankruptcy under xx with the xx and the plan was confirmed on xx. The POC was filed onxx with the secured claim amount of xx and an arrearage amount is xx According to the order confirming xx, the debtor shall pay xx per month for xx The date of the last filing the bankruptcy was xx. The review of payment history shows that the borrower has been delinquent for xx and the next due date for the payment is xx. The last payment was received on xx in the amount of xx for due date xx. The UPB reflected is in the amount of xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made between the borrower xx. The loan has been modified twice since origination. Previously, the loan was modified on xx. The comment dated xx shows that the reason for default is a reduction of income. No damage and repairs have been found. No information pertaining to foreclosure has been found.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and an arrearage amount isxx According to the order confirming xx, the debtor shall pay xx per month for xx The date of the last filing the bankruptcy was xx.	The loan modification agreement was made between the borrower xx. The modified UPB is xx with an interest rate of xx. The first payment started from xx till the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination. Previously, the loan was modified on xx	Credit Report Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No information pertaining to foreclosure has been found. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %:    Comment: The loan modification agreement was made between the borrower xx and the lender xx on xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No information pertaining to foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: xx Comment: The original P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The payment history string is 221001234444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history string reversed is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
x)The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with maxxa loan.
x)The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx. The following state disclosures are missing from the loan file.
x.VA Application Disclosure.
x.Choice of Settlement Agent Disclosure.
x.Disclosure of Charges For Appraisal or Valuation.
																									x.Copy of Appraisal or Statement of Appraised Value."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73372541	xx	Unavailable	Not Applicable	44.231%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$36,228.87	3.625%	$644.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx.
The chain of assignment had been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) One state taxes lien found pending against the borrower xx.
Property Tax Status;
x) Annual combined taxes for the year of xx had been paid in the amount of xx.
No prior year delinquent taxes had been found pending.	Review of payment history as of dated xx shows that the borrower is maxxirregular payments. The loan payments are currently xx. The next due date is xx. The last payment was received on xx in the total amount of xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of xx. The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to the modification agreement made on effective date of xx	Collections Comments:Collection comments available from xx shows that the borrower is maxxirregular payments. The loan payments are currently xx. The next due date is xx. The last payment was received on xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of xx The current interest rate is xx with P&I in the amount of xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.
The borrower agree to pay the UPB of xx with interest rate of xx with fixed amortized type beginning from first payment date xx  and ends with the maturity date of xx.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx. The UPB that has been amortized is xx as an interest bearing amount.
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under xx. The plan was later confirmed on xx.
The loan is currently in active bankruptcy.
Collection comment dated xx shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx. The plan was later confirmed on xx.
The lender has filed POC in the claim amount of xx with arrearage in the amount of xx
Loan Modification agreement was made between borrower “xx.” on effective date xx
The borrower agree to pay the UPB of xx with interest rate of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape value is an error in coding. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): xx   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Per collection comments subject is owner occupied.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape value is an error in coding.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx  Comment: Tape value origin unknown   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance: xx Variance %: xx   Comment: Tape value original stated P&I is the modified payment amount.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history , reveres pay string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Per payment history , pay string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is not missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9481741	xx	573	623	24.201%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$565.23	xx/xx/xxxx	Financial Hardship	According to the review of the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as nominee for xx., xx.
The chain of the assignment has been completed. The latest assignment is from xx, and As Trustee for xx which was recorded on xx No active liens and judgments have been found.
Combined annual taxes for the year xx have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to the review of payment history as of xx the borrower is delinquent for xx months and the next payment is due for xx The last payment was received on xx which was applied for xx. The UPB as per tape is xx. The current P&I is xx. The borrower has been maxxhis payments as per the xx mod terms.
Collections Comments:
The loan is currently in active bankruptcy and the next payment is due for xx The last payment was received on xx in the amount xx which was applied for xx. The NOD was filed on xx. The Foreclosure was initiated and the file was referred to an attorney. No further details have been found. The sale was scheduled for xx. The bid calculation was completed on xx. The borrower filed bankruptcy and FC was placed on hold.
As per review of the PACER report, the borrower xx had filed bankruptcy under xx.
The loan was modified twice since origination in xx The borrower has been maxxhis payments as per the xx. The wants to sell the property.
The RFD is not mentioned in the collection comments. As per the latest collection comments, the property is xx. No repairs and damages have been found.
Update:
As per servicing comment dated xx, foreclosure put on hold due to xx.
As per servicing comment dated xx, the borrower’s income has been impacted due to Covid-xx pandemic and the reason for default is medical issue.
Foreclosure Comments:
The NOD was filed on xx. The Foreclosure was initiated and file was referred to an attorney. No further details have been found. The sale was scheduled for xx The bid calculation was completed on xx. The borrower filed bankruptcy and FC was placed on hold.

Bankruptcy Comments:As per PACER report, the borrower xx had filed bankruptcy under xx. The POC was filed xx and the amount of arrearage is xx. The debtor shall pay to the trustee the sum of xx.	The loan modification agreement was signed between the borrower xx on xx The borrower promises to pay P&I of xx with the rate of interest xx, beginning from xx.
The document states that the interest rate is effective till xx the interest rate will return to the rate in effect prior to mod. However, as per the payment history dated xx, the next payment is due forxx. The borrower is still maxxhis payments as per the above-modified terms. The loan was again modified on xx. The UPB is xx. The payment begins from xx and the maturity is dated xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: Yes |---| |----| Comment: The current foreclosure Doc locator is Notes and Comments. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: The current foreclosure status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original Stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: The complaint was filed on xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the loan files"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45034571	xx	Unavailable	Not Applicable	98.688%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$43,719.87	4.000%	$721.98	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx which was recorded on xx The chain of assignment has been completed. The assignment was done from xx, Not In Its Individual Capacity, But Solely As Owner Trustee for xx which was recorded on xx. There are ten active civil judgments against the borrower xx which was recorded on different dates and different plaintiff’s for the total amount of xx. There are three state tax liens against the borrower xx in the favor of State of xx which was recorded on different dates. The county first and second installments taxes for the year xx were delinquent in the total amount of xx which was good through till xx. The utility annual taxes for the year xx were delinquent in the amount of xx which was good through till xx.	According to the payment history as of xx, the borrower is delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The UPB is reflected in the amount of xx
The loan has been modified once since origination on xx.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy. According to the payment history as of xx, the borrower is delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The UPB is reflected in the amount of xx. The loan has been modified once since origination on xx between the borrower xx. According to the modified terms, the new principal balance is xx, out of which the amount of xx will be deferred. The borrower promises to pay the amount of xx with interest rate xx beginning from xx. The maturity date is xx As per the document attached with updated title report, the foreclosure judgment entered on xx with the xx. However, the case has been closed. xx had filed bankruptcy under chapter xx. The plan was confirmed on xx. The debtor had filed xx which was confirmed onxx. According to the plan, the debtor shall pay the amount of xx. The creditor xx with the secured claim amount of xx. The further actions are awaited. As per the collection comment dated xx, the subject property is occupied by an original owner with no damages or repairs.
Foreclosure Comments:As per the document attached with updated title report, the foreclosure judgment entered on xx with the xx However, the case has been closed.
Bankruptcy Comments:xx had filed bankruptcy under chapter xx. The plan was confirmed on xx. The debtor had filed xx. According to the plan, the debtor shall pay the amount of xx. The creditor xx with the secured claim amount of xx. The further actions are awaited.	The loan has been modified once since origination on xx between the borrower xx. According to the modified terms, the new principal balance isxx, out of which the amount of xx will be deferred. The borrower promises to pay the amount of xx with interest rate xx beginning from xx The maturity date is xx	Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Tape Value: No |---| |----| Comment: FC locator is xx. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: xx   Tape Value: Step   Variance:    Variance %:    Comment: Loan amortized type is fixed.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Mod maturity date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Mod steps are not available.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Mod steps are not available.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx Comment: amount verified   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: String is xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: String is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: address verified per note   Tape Source: Initial   Tape Type:
Field: Purpose of xx Per Application Loan Value: xx Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender'sxx where the property is located.
Prepayment Term Test: FAIL Loan Data: xx Comparison Data:xx; hence, variance: xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan data: xx, Comparison data: xx; hence, variance:xx"
* DTI > xx% (Lvl x)     "As per the final loan application, the total income of borrower is xx and the total monthly debts are xx; hence, DTI exceeds xx"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
																									x. Home Buyer Education and Counseling Disclosure"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38402410	xx	614	Not Applicable	49.793%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$724.59	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx in favor of xx
The chain of assignment is complete. The latest assignment of mortgage is xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xx
No prior delinquent taxes have been found pending.
Provided payment history as of xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.	Collections Comments:Loan is inactive bankruptcy. Provided payment history from xx to xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.
According to the servicing comment dated xx the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with step amortized type and it was beginning from first payment date on xx.
The final balloon payment on the interest bearing principal balance of $xx is due on the maturity date of xx.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with xx on xx. The last petition was filed on xx. The plan was confirmed on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with xx on xx. The last petition was filed on xx. The plan was confirmed on xx.
According to the chapter xx plan dated xx the debtor shall pay to the trustee the sum of $xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $xx.	Loan Modification agreement was made between borrower xx on effective date of xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with step amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
The final balloon payment on the interest bearing principal balance of $xx is due on the maturity date of xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Current Foreclosure Doc Locator Data Provided as Yes however Audit Value shows Not Applicable Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Current Foreclosure Status data provided as Sale Publication however Audit Value shows Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc Date of Last Modification data provided as xx however Audit Value shows xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: IS REO Active? data provided as No however Audit Value shows Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Original Stated P&I data provided as $xx however Audit Value shows $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String data provided as xx however Audit Value shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed Data Provided as xx however Audit Value shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Purpose of Refinance Per Application data provided as Lower Rate Term however Audit Value shows Cash Out-Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: S&C Filing Date Data Provided as xx however Audit Value shows Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx. The following state disclosures is missing from the loan file.
Choice of Insurance Agent."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43690925	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,588.34	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are three active civil judgment liens against the borrower which is in the total amount of $xx
There is one state tax lien against the borrowers xx which is in the amount of $xx.

Annual county taxes for the year of xx have been paid in the amount of $xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active foreclosure.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation.   The borrower had filed the BK under the chapter xxth xx . The POC was filed on  the POC amount is $xx and total arrearage amount is $xx. The debtor was dismissed on xx and case was terminated on xx. Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx on xx. The POC was filed on xx the POC amount is $xx and total arrearage amount is $xx. The debtor was dismissed on xx and case was terminated on xx.	Loan Modification agreement was made between borrower and lender on effective date of xx. The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The bankruptcy is filed and dismissed. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment: The bankruptcy filed on xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: No   Variance:    Variance %:    Comment: current foreclosure locator is Notes and comments.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The Note reflects the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xMMxx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street xx	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test, GSE (Fannie Mae public guidelines) Points and Fees Test and GSE (Fannie Mae public guidelines) Predatory Lending Guidance test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test:Loan Data : $xxx,xxx.xx Comparison Data : $xxx,xxx.xx Variance : -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test:: Loan Data : $xxx,xxx.xx Comparison Data : $xxx,xxx.xx Variance : -$xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following disclosures are missing from the loan file.
x.Fee Disclosure
x.Loan Application Notice
x.Servicer Disclosure
x.Notice of Change of Terms For Open-End Consumer Credit Contract
x.Disclosure of Debtor’s Waiver of Class Action"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13316597	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$1,180.32	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated xx
The chain of assignment has been completed.
No active judgments or lines have been found.
Town annual installment tax for the year xx has been paid on xx in the amount of $xx.
County annual installment tax for the year xx has been paid on xx in the amount of $xx.
Utilities annual installment tax for the year xx has been paid on xx in the amount of $xx.
Utilities annual installment tax for the year xx has been paid on xx in the amount of $xx.
School annual installment tax for the year xx has been paid on xx in the amount of $xx..
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower has been delinquent for x months. The last payment was received on xx that was applied for the due date of xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
Collections Comments:As per the review of the comments, the loan is in the Bankruptcy and the borrower has been delinquent for x months. According to the payment history as of xx the borrower has been delinquent for x months. The last payment was received on xx that was applied for the due date of xx and the next due date for the payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for the default is an Illness of the borrower’s family. The subject property has been occupied by the owner.
This Step modification agreement was signed between the borrower xx.
The Unpaid principal Balance is $xx with an interest rate of xx which steps up in x steps ending at xx. The borrower promises to pay the monthly  P&I of $xx beginning from xx. The maturity is  xx.
The borrower had filed Bankruptcy under chapter-x on  xx with the The date of the last filing the bankruptcy is xx. The plan was confirmed on xx. POC was filed on xx and the secured claim amount is $xx  and the arrearage amount is $xx. The case was discharged on xx and got terminated on xx. No damages or repair have been found.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed Bankruptcy under chapter-x on xx with the xx. The date of the last filing the bankruptcy is xx. The plan was confirmed on xx. POC was filed on xx and the secured claim amount is $xx and the arrearage amount is $xx. The case was discharged on xx and got terminated on xx. No damages or repair have been found.	This Step modification agreement was signed between the borrower xx, dated on xx.
The Unpaid principal Balance is $xx with an interest rate of xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of $xx beginning fromxx. The maturity is xx.	Affiliated Business Disclosure Credit Application Credit Report Mortgage Insurance Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy was not filed. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment: Bankruptcy Filling date is xx. However, the tape data reflects NULL.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was not initiated..   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc Date of Last Modification is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was not initiated..   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan Amortization Type is Fixed. however, the tape data reflects Step.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Original Stated P&I is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: PropertyAddress Street is xx . However, the tape data reflects xx .   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Southhampton   Tape Value: xx Variance:    Variance %:    Comment: Property City is xx however, the tape data reflects xx Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-x is Cash Out. however, the tape data reflects Purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Construction/Perm Variance: Variance %: Comment: Purpose Per Application is Refinance. however, the tape data reflects Construction/Perm. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.

This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. xx-xx)"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL; Loan Data:  $xxx,xxx.xx; Comparison Data: $xxx,xxx.xx; Variance: -$xxx.xx.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data: $xxx,xxx.xx; Comparison Data: $xxx,xxx.xx;Variance: -$xxx.xx.

GSE (Fannie Mae public guidelines) Predatory Lending Guidance: FAIL

GSE (Fannie Mae public guidelines) Points and Fees Test: Result: FAIL; Loan Data: $xx,xxx.xx; Comparison Data: $xx,xxx.xx; Variance: +$xxx.xx.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
xx

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. xx-xx)
The points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx% and MI Certificate is missing."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8461290	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$15,349.25	6.000%	$489.32	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment has been completed.
Active judgments against the borrower are as follows:
Out of two credit card judgments, the first  is in the amount of $xx which was recorded on xx
There is an IRS lien active against the borrower xx in the amount of $xx which was recorded on xx
The x installment of xx county taxes have been due in the amount of $xx. The due date is xx
Review of payment history shows that the borrower is delinquent from last x months from xx. The last payment was received on xx in the amount of $xx and that was applied for the due date of xx. As per payment history, the current P&I is $xx current PITI is $xx.The current unpaid principal balance is in the amount of $xx.	Collections Comments:As per latest collection comments, the loan is in active bankruptcy. The borrower is delinquent from last x months. The next payment is due for xx. As per payment history, the current unpaid principal balance is in the amount of $xx.
The borrower xx had filed the bankruptcy under chapter xx with case#xx.  As per amended chapter xx plan dated xx the debtor shall pay $xx for xx months to the trustee. The plan was confirmed on xx. The amended chapter xx plan was confirmed by the court. The POC was filed on xx for the secured claim in the amount of $xx and arrearage in the amount of $xx.
No recent foreclosure activity has been found.
As per servicing comment dated xx the property is owner-occupied and the intention of the borrower is to retain.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with case#xx. As per amended chapter xx plan dated xx the debtor shall pay $xx for xx months to the trustee. The plan was confirmed on xx. The amended chapter xx plan was confirmed by the court. The POC was filed on xx for the secured claim in the amount of $xx and arrearage in the amount of $xx.	The loan modification agreement was made between xx on xx. As per the modified terms, the borrower has promised to pay the new principal balance in the amount of $xx with the reduced interest rate of xx from xx. The modified reduced rate will end on xx and then it will revert to the interest rate as per the original note terms. The new maturity date will be xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Current foreclosure doc locator is Loan_Comments_xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan Amortization type is Fixed; however tape data shows Step.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Mod maturity date is Not Applicable; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod step x date is not applicable; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Original stated P&I is $xx; however tape data shows $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string Reversed is xx; however tape data shows xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement and an itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application / xxxx is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. Following state disclosures are missing from the loan file.
x. VA Application Disclosure.
x. Choice of Settlement Agent Disclosure.
x. Disclosure of Charges For Appraisal or Valuation.
x. Copy of Appraisal or Statement of Appraised Value.
x. Affiliated Business Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53342516	xx	Unavailable	Not Applicable	34.400%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$189.93	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the assignment of mortgage is with xx
There is an unreleased subordinated Vendor’s mortgage against the property which was originated on xx and  recorded on xx in the amount of $xx.
Annual installments of City taxes for xx have been paid in the cumulative amount of $xx.  No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx the borrower is currently delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xx. The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of $xx.	Collections Comments:The loan is currently in bankruptcy and is next due for xx. The last payment was received on xx.The UPB reflected in the payment history is in the amount of $xx.
The reason for the default is not reflected. Unable to determine the intention of the borrower regarding the subject property.
The loan has been modified since origination. As per the modified terms, the principal balance is in the amount of $xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of $xx beginning from xx. The maturity date as per modification is xx.
The foreclosure process was initiated in xx. The file was referred to an attorney on xx. The foreclosure process had gone up to the sale date which was scheduled on xx. The foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case xx.
The borrower had filed bankruptcy under Chapter xx with Case xx. The plan was confirmed on xx.  The Bankruptcy POC filed on xx and the POC amount is $xx and the amount of arrearage is $xx. The debtor shall pay to the trustee the sum of $xx per month for xx months under Chapter xx plan.
The subject property is owner-occupied. Unable to determine the condition of subject property since the latest  BPO report is unavailable and the comments are not available in the comment history.

Foreclosure Comments:The foreclosure process was initiated in xx. The file was referred to an attorney on xx. The foreclosure process had gone up to the sale date which was scheduled on xx. The foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with case # xx.

Bankruptcy Comments:As per the review of PACER report, the borrower had filed bankruptcy under Chapter xx with Case xx. The plan was confirmed on xx. The Bankruptcy POC was filed on xx and the POC amount is $xx and the amount of arrearage is $xx. The debtor shall pay to the trustee the sum of $xx per month for xx months under Chapter xx plan.	The loan was modified on xx between the borrower xx The new modified principal balance as per modification is in the amount of $xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of $xx beginning from xx. The maturity date as per modification is xx. This loan is modified two times previously which was modified on xx and xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: Yes |---| |----| Comment: Current Foreclosure Doc Locator is "Notes and comments". Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: According to the servicing comments the current status of foreclosure is Awaiting Sale.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The Note reflects the Original Stated P&I as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: No evidence for S&C filing date was found from loan file or collection comments. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test and TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test :  Loan Data: $xx,xxx.xx   Comparison Data: $xx,xxx.xx  Variance:  -$x,xxx.xx

This loan failed TILA APR test : Loan Data: xx.xxx%  Comparison Data: xx.xxx%   Variance: -x.xxx%"
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Alabama state. The “Choice of Insurer” disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be confirm the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The Final Truth In Lending is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15341266	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$3,804.54	5.000%	$687.16	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx.
Chain of Assignment has been completed.  Latest assignment as per updated title report is from xx
No active judgments or liens found.
The county second installment taxes for the year xx were delinquent in the amount of $xx. The delinquent taxes were due on xx.
The county first installment taxes for the year xx have been paid in the amount of $xx.
The County first installment taxes for the year xx have due in the amount of $xx.
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The UPB reflecting is in the amount of $xx. The borrower has been maxxthe payment as per the adjustment of terms agreement which was executed on xx	Collections Comments:The loan is currently in active bankruptcy. The borrower xx had filed bankruptcy under chapter xx with case# xx. The chapter xx plan was filed on xx as per plan the debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx in the amount of $xx and the amount of arrearage is $xx.As per voluntary petition Schedule D amount of claim without deducting the value of the collateral $xx and the amount of claim $xx the unsecured portion is $xx
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment is xx. The last payment was received on xx in the amount of $xx   with an interest rate of xx. The UPB  reflecting is in the amount of $xx.  The borrower has been maxxthe payment as per the adjustment of terms agreement which was executed on xx.
The loan has been modified since the origination, the adjustment of terms agreement was made between lender xx. with the borrower xx. As per the modified term, the new principal balance is $xx. The borrower promises to pay the monthly P&I of $xx with an interest rate xx beginning from xx. As per the adjustment of terms agreement the deferred balance is in the amount of $xx.
No comments have been found regarding the foreclosure.
The reason for default is deceased borrowers.
As per the collection comment dated xx the subject property is owner-occupied. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case# xx. The chapter xx plan was filed on xx as per plan the debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx in the amount of $xx and the amount of arrearage is $xx.As per voluntary petition Schedule D amount of claim without deducting the value of the collateral $xx and the amount of claim $xx the unsecured portion is $xx.	The adjustment of terms agreement was made between lender xx. As per the modified term, the new principal balance $xx. The borrower promises to pay the monthly P&I of $xx with an interest rate xx; beginning from xx the new maturity date is xx. As per the adjustment of terms agreement the deferred balance is in the amount of $xx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower xx	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application / xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois; however, the following state disclosures are missing from the loan file.
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26642145	xx	Unavailable	Not Applicable	28.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated on xx shows the subject mortgage was originated on xx which was recorded on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
Three HOA liens open against the subject property in the total amount of $xx held by xx and recorded on xx respectively.
Open senior mortgage in the amount of $xx dated xx and recorded on xx. Final title policy at the origination does reflect this mortgage is as open.
Annual county taxes for the year of xx have been paid in the amount of $xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active bankruptcy. The borrower had filed the BK under the chapter xxth case# xx. The bankruptcy plan has not confirmed yet. The POC was filed on xx the POC amount is $xx and total arrearage amount is $xx. Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx. The bankruptcy plan has not confirmed yet. The POC was filed on xx the POC amount is $xx and total arrearage amount is $xx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Updated per document located in imaging Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Per review of imaging and collection comments no evidence borrower completed a Modification   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Unit #xx   Tape Value: xx Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Updated per HUD   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Updated per application   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Per foreclosure comments within collection comments service was completed xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58698909	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$8,133.39	2.000%	$565.88	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xxThe chain of assignment has been completed. There is one civil judgment in the favor of xx for the amount of $xx which was recorded on xx. There are two junior credit card judgments against the borrower in the favor of xx in the amount of $xx and $xx which was recorded on xx. There is one junior credit card judgment against the borrower in the favor of xx for the amount of $xx which was recorded on xx. There is one junior state tax lien against the borrower xx in the favor of xx for the amount of $xx which was recorded on xx. Combined annual taxes of xx have been paid in the amount of xx. Second installment combined taxes of xx have been due in the amount of xx which was due on xx. No, any prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent from xx months and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxpayments as per the modification agreement rate.	Collections Comments:According to the servicing comment as of xx the loan is currently active in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxpayments as per the modification agreement rate. The reason for default is unable to be determined. The date to sale the property through the foreclosure has been schedule on xx. According to the comment dated xx the foreclosure was initiated in the loan in xx. The file was referred to an attorney on xx and complaint was filed on xx. The service was completed on xx. The comment dated xx shows that the sale was scheduled xx. Based on the collection comments we are unable to determine whether the sale hold or not. The collection comments available till xx. The loan currently active in the bankruptcy borrower xx had filed bankruptcy under chapter xx with the case# xx The POC was filed by MTGLQ Investor LP on xx for the secured claim amount is $xx and arrearage amount is $xx. The plan was not confirmed yet. No, any further details have been found. The subject property is owner occupied. No damage and repairs have been found.
Foreclosure Comments:Foreclosure has been initiated on the loan.  Foreclosure has been initiated on the loan. The foreclosure was referred to attorney on xx The Complaint was filed on xx.    The foreclosure was put on hold due to chapter xx bankruptcy filing case # xx case xx filed on xx.   Foreclosure sale date is scheduled for xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The POC was filed by xx on xx for the secured claim amount is $xx and arrearage amount is $xx. The plan was not confirmed yet.	The loan was modified on xx between the borrower xx. As per modified terms, lender agrees to forgive the amount of $xx which exceeds xx of modified principal balance. The new principal balance is in the amount of $xx in which the deferred balance is xx and interest bearing amount is $xx. The borrower has promise to pay in x steps beginning on xx till maturity date xx. The borrower is currently maxxpayments in the amount of $xx with an interest rate of xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: xx_Other_Legal_Docs_xxPxx_xx.pdf Tape Value: Yes |---| |----| Comment: No Discrepancy Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Final HUD-x executed by borrowers.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Final HUD-x executed by borrowers.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Updated per servicing comments. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "The ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54872480	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active judgments and liens have been found against the borrower/subject property.
The annual combined taxes of xx have been paid on xx in the amount of xx.
No prior years delinquent taxes have been found.	According to payment history, the borrower is delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of $xx which was applied for xx The current UPB taken as per the tape data is $xx. The borrower has been maxxthe payments as per the ARM Change Notice located at xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current UPB taken as per the tape data is $xx. The borrower has been maxxthe payments as per the ARM Change Notice located at xx.
Reason for default is unable to be determined.
The loan has not been modified since origination.
According to the comments, the foreclosure was initiated in xx and the file was referred to an attorney on xx. The complaint was filed on xx The judgment hearing was on xx and the judgment was entered on xx. The sale was scheduled on xx. The borrower intention is to keep the subject property and he was trying to RI the loan and in the meanwhile, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx. However, no further information has been found.
The borrower xx had filed the bankruptcy under Chapterxx with the case# xx. The POC was filed by the lender xx with the secured amount of $xx and the amount of arrearage was $xx. As per Order Confirming Chapter xx plan dated xx the debtor shall pay to the trustee $xx per month until July xx; then $xx per month for the remainder of the xx-month plan. The plan was confirmed on xx. The date of the last filing of bankruptcy was xx.
The servicing comment dated xx shows that the subject property is owner-occupied.
No BPO and inspection reports are provided.

Foreclosure Comments:According to the comments, the foreclosure was initiated in xx and the file was referred to an attorney on xx. The complaint was filed on xx. The judgment hearing was on xx and the judgment was entered on xx. The sale was scheduled on xx. The borrower intention is to keep the subject property and he was trying to RI the loan and in the meanwhile, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx. However, no further information has been found.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapterxx with the case# xx on xx.
The POC was filed by the lender xx on xx with the secured amount of $xx.	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments.xlsx Tape Value: No |---| |----| Comment: Current foreclosure doc locator is Notes and comments.xlsx. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The Modification the did change the Note terms.    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: There is no Modification in the loan documents.    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The note reflects Max Rate at First adjustment is xx.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The note reflects Min Rate at First adjustment is xx.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Note reflects the Next Rate Change Date as xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: xx   Variance %: xx   Comment: The Note reflects the Original Balance (or Line Amount) as $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The Note reflects the Original Stated P&I as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: The application is missing from the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application/xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* LTV or CLTV exceeds xxx% (Lvl x)     "According to the appraisal report, the appraised value is xx and the original loan amount is $xx. Hence,
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property has been located in the New Wisconsin (WI) state. The below disclosures are missing from the loan file:
x. Explanation of Personal Obligation.
x. Marital Property Act Disclosure.
x. Pre-Application Fee Disclosure.
x. Choice of Insurance Disclosure.
x. Escrow Disclosure.
x. Co-Signer Notice.
x. Tattle Tale Notice under the Marital Property Act."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "Right of Rescission is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31300075	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$1,130.02	4.625%	$258.34	xx/xx/xxxx	Financial Hardship	As per the updated title report, dated xx there is a prior mortgage on the subject property. The subject mortgage was originated on xx
The chain of the assignment has been completed.
As per abstract report, there are two municipal liens against the property, the first was recorded xx.
The first was recorded on xx in the amount of xx County; however, the property may get foreclosed due to this unpaid lien amount as the subject property is located in IL which is super lien state and that can be cured by paying off this lien amount along with the additional charges if any.
There is an active civil judgment against the borrower which was recorded on xx in the amount of $xx
There are two state tax liens against the borrower.  The first was recorded on xx
The second was recorded on xx.
 The county installment taxes of xx and xx of Parcel # xx.
 have been paid The county taxes of xx have been paid.
The county first installment taxes of xx have been due and these both are of Parcel # xx.
The review of payment history as of xx shows that the borrower is delinquent for xx months and the next due date is xx The last payment was received on xx in the amount of $xx which was applied to xx. The UPB in payment history is updated as per the tape data, in the amount of $xx. The current P&I is $xx and the current PITI is $xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The collection comments review as of xx states that the loan is in the active bankruptcy and the next due date is xx. As per comments, the reason for default is unable to determine.
The loan has been modified twice since origination, and as per modified terms the borrower promises to pay the UPB of $xx with the deferred amount of $xx and the interest bearing amount of $xx having the modified interest rate of xx and P&I of $xx. The payments were started from xx.
This modification agreement does not contain balloon provision.
The review of available documents states that the foreclosure was initiated and the file was referred to an attorney on xx. The amended complaint was filed on xx.
According to the PACER records, the borrower has filed the bankruptcy under chapter xx
According to the comments dated xx the borrower xx.
As per collection comments, the property has been occupied by the owner and regarding property condition, as per comments dated xx there is loss dated xx and there was loss draft with the loss draft ID xx closed on xx and the reason behind this is no contact. No damages or estimated repairs have been found.
Foreclosure Comments:The review of available documents states that the foreclosure was initiated and the file was referred to an attorney on xx. The amended complaint was filed on xx
Bankruptcy Comments:According to the PACER records, the borrower has filed the bankruptcy under chapter xx with case # xx.	The modification agreement was made on xx between the lender xx. as per modified terms the borrower promises to pay the UPB of $xx with the deferred amount of xx and the interest bearing amount of $xx having the modified interest rate of xx and P&I of $xx. The payments were started from xx and the maturity date will be xx.
Any remaining balance will become due in a balloon payment at maturity.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx Tape Value: Yes |---| |----| Comment: As per review, the foreclosure was found from the updated title report. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: According the review, the current foreclosure status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The Note reflects the Original Stated P&I as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: Tape Value: Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as:  Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per review, the complaint was filed on xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test:Result FAIL Loan Data x.xxx% Comparison Data xx.xxx% Variance-xx.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan files."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan files."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77243575	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$0.00	4.625%	$202.76	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
There is a state tax lien on the real property which was recorded on xx in the amount of $xx
There is a notice of judgment lien against the borrower xx
The first and second installment city taxes of xx have been paid in the amount of xx. No prior year delinquent taxes have been found.

The review of payment history as of xx shows that the borrower is delinquent for xx months and the next due date is xx The last payment was received on xx in the amount of $xx which was applied to xx The UPB in payment history is reflected in the amount of $xx. The current P&I is $xx and the current PITI is $xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The collection comments review as of xx states that the loan is in the active bankruptcy and the next due date is xx. As per comments, the reason for default is unable to determine.
As per document located at xx the trial plan dated xx was offered to the borrower.
The loan was modified five times since origination; however, it was effectively modified on xx and as per modified terms, the interest rate is xx fixed with the new principal balance of $xx of which $xx has been forgiven with the remaining of $xx accruing interest.  The first payment is due xx with a maturity date of xx.  Any remaining balance will become due in a balloon payment at maturity.
According to the document located at xx the loan has been modified four times since origination once on xx
Foreclosure has been initiated on the loan. The Complaint was filed on xx.
As per PACER records, the borrower filed bankruptcy under chapter xx with the case # xx
As per collection comments, the property has been owner occupied and property condition is unable to determine.

Foreclosure Comments:Foreclosure has been initiated on the loan. The Complaint was filed on xx. The bid calculation was completed on xx.  As per comments dated xx the sale was scheduled on xx
Bankruptcy Comments: As per PACER records, the borrower filed bankruptcy under chapter xx with the case # xx

Loan modification was made between xx. The modification agreement interest rate is xx fixed the interest rate is xx fixed with the new principal balance of $xx of which $xx has been forgiven with the remaining of $xx accruing interest. The first payment is due xx with a maturity date of xx. Any remaining balance will become due in a balloon payment at maturity.
According to the document located at xx the loan has been modified four times since origination once on xx again on xx and xx xx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Notes and Comments Tape Value: Yes |---| |----| Comment: Additional documents in loan file Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: As per review, the current foreclosure statius is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Updated as per the latest Modification   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated per Payment History Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files; however, the value are updated as per the document located at "xxxxxxxxxx_xxxx_LOAN_APPLICATION_xxxxxxxxxPxxxxxxx_xx" which is first page of the application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test:Result FAIL Loan Data x.xxx%Comparison Data x.xxx% Variance -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing"
* Missing Appraisal (Lvl x)     "Appraisal missing"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
 MI Borrower's Bill of Rights
MI Consumer Caution and Homeownership Counseling Notice
Choice of Insurance Agent
List of service providers"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
* Operative index value is unable to confirm (Lvl x)     "An operative index value is unable to determine from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23593503	xx	Unavailable	Not Applicable	41.875%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$229.65	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx.
Active judgments or liens have been found pending are as follows:
x) Civil Judgment against the borrower xx
x) Civil Judgment against the borrower xx.
Annual taxes are in the amount of $xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx to xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.
According to the servicing comment dated xx the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified twice since origination. The loan modification was made effective from xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx
According to the available servicing comments dated xx the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an  attorney on xx. The foreclosure complaint was filed by the attorney on xx. The recent foreclosure sale was postponed due bankruptcy filing and the foreclosure was put on hold due to bankruptcy filed by the borrower on xx.
The borrower xx had filed bankruptcy under chapter xx with case # xx
Foreclosure Comments:According to the available servicing comments dated from xx to xx the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an  attorney on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx
According to the chapter xx plan dated on xx the debtor shall pay to the trustee the sum of $xx per week for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $xx	Loan Modification agreement was made between borrower xx on effective date of xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Notes and Commnets Tape Value: Yes |---| |----| Comment: Updated per servicing comments. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: MI Cert missing, or evidence Lender paid MI.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MI Cert missing, or evidence Lender paid MI   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Updated as per the Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to TILA APR Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase state regulations test failed due to Brokerage/Finder Fee Test failed.

This loan failed the brokerage/finder fee test. xx
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx. The following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unable to be confirmed from the given lenders documents"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83913777	xx	Unavailable	Not Applicable	31.286%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx.
There is an active xx lien against the borrower xx
xx for the amount of $xx. There are x judgments open against the borrower xx. The county first installment taxes for the year xx were due in the amount of xx. No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent for x months and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The UPB is reflected in the amount of $xx. The loan has not been modified since origination. The borrower has been maxxthe payments as per the ARM Change notice located at xx.
Collections Comments:According to the servicing comments, the loan is in active bankruptcy. According to the payment history as of xx the borrower is delinquent for x months and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The UPB is reflected in the amount of $xx. The loan has not been modified since origination. The borrower has been maxxthe payments as per the ARM Change notice located at xx.
No post-closing bankruptcy activity has been found. xx (borrower/debtor) had filed bankruptcy under chapter xx with the case#xx. The creditor xx. The further actions are awaited. As per the collection comment dated xx the subject property was occupied by an original owner with no damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx (borrower/debtor) had filed bankruptcy under chapter xx with the case# xx. The plan was confirmed on xx. The creditor xx. The further actions are awaited.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No foreclosure activity has been found. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The first rate change date is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The next rate change date is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xxx   Variance %: xx   Comment: Original stated P&I is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The loan was originated on xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90712322	xx	Unavailable	Not Applicable	51.083%	First	Final policy	Not Applicable	x	xx	xx	$82,354.69	4.625%	$1,240.43	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is xx
The junior mortgage was originated on xx and recorded on xx in the amount of $xx.
There are x state tax judgments against the borrower in the total amount of $xx and in favor of xx which were recorded on different dates.
There are x civil judgments against the borrower in the amount of $xx and in favor of xx which were recorded on different dates.
There are x state tax judgments against the borrower in the totaling amount of $xx and in favor of xx which were recorded on different dates.
x installment of county taxes for the year xx have been paid in the amount of xx.
x installment of county taxes for the year xx have been due in the amount of xx for the due date xx.
According to the review of payment history as of xx the borrower is delinquent for x months and the next payment is due for xx. The last payment was received on xx in the amount xx which was applied for xx. The UPB as per tape is $xx. The current P&I is xx and PITI is xx. The borrower has been maxxhis payments as per the xx mod terms.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount $xx which was applied for xx. According to the review of the PACER report, the borrower had filed bankruptcy under chapterxx with the case# xx. The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. No further details have been found. As per the comment dated xx the sale was scheduled on xx and which was canceled as the borrower had filed bankruptcy. The loan was modified twice since origination and the borrower has been maxxhis payments as per the xx mod terms.
As per the comment dated xx the reason for default is curtailment of income.
As per the comment dated xx the subject property is owner-occupied. No further comments or latest BPO is available to determine the condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. No further details have been found. As per the comment dated xx the sale was scheduled on xx and which was canceled as the borrower had filed bankruptcy.
Bankruptcy Comments:According to the review of the PACER report, the borrower had filed bankruptcy under chapterxx with the case# xx. The POC was filed on xx.	This loan modification agreement was made between the borrower xx on xx.
The UPB is $xx. The borrower promises to pay P&I of xx with a modified interest rate of xx beginning from xx and the maturity is dated xx. There is a deferred balance of amount $xx and the interest bearing amount is $xx. Previously the loan was modified in xx
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments_xx Tape Value: No |---| |----| Comment: As per the collection comment review, the foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the loan modification agreement, the document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the note, the original balance is $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the note, the original stated P&I is in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Below mentioned required state discourses are missing from the loan file:

x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the loan files"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55967427	xx	Unavailable	Not Applicable	17.090%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$701.20	xx/xx/xxxx	Financial Hardship	According to the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of the assignment of mortgage has been completed.
There are various outstanding judgment/lien against the property.
There are various notice of assessments (state tax) against the subject property in the total amount of $xx and filed by xx
There are multiple (xx) Utility liens against the subject property for the non-payment of utility services. Out of the xx utility liens, one lien placed against the subject property was recorded prior to the subject mortgage.  These utility liens were recorded on different dates in the cumulative amount of $xx
The x installment of xx county taxes have been due in the amount of xx.
No prior years delinquent taxes have been found.
Review of the payment history provided from xx to xx reveals that borrower has been delinquent for xx months. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The next due date is xx The current UPB is in the amount of $ $xx and the current interest rate as per last modified agreement is xx.	Collections Comments:According to the review of the servicing comments, the loan is active in bankruptcy. The borrower has been delinquent for the last xx months and the next payment due date was xx. As per payment history, the current UPB is in the amount of $xx.
The foreclosure was initiated on the loan by filing the notice of default on xx.
 According to servicing comment dated xx the property has been occupied by the owner and the intention of the borrower is to keep the property. No damage was reported to the property as states on the servicing comment dated xx.

Foreclosure Comments:Available servicing comments from xx to xx shows that the foreclosure was initiated and referred to an attorney on xx. This appears to be a no judicial foreclosure as the notice of default was last filed on xx
Bankruptcy Comments:The borrower had filed Bankruptcy under chapterxx case#xx the case may be closed without the entry of discharge order if debtor fails to file financial management course certificate.	The loan modification agreement was made between the borrower xx on xx. The new principal balance is $xx and the modified interest rate is xx and borrower promises the modified principal balance in the equal monthly installment of $xx. The new maturity date will be xx.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments and Loan_Comments_xx Tape Value: No |---| |----| Comment: Current foreclosure doc locator is Notes and comments , however tape data shows No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Original balance is $xx however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Original stated P&I is $xx however tape data shows $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx however tape data states xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx however tape data states xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state; however, following state required disclosures are missing from the loan file;
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Anti-Tying Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
x. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Final HUD-x reflects settlement date as xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5531859	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$618.78	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignments has been completed. The latest assignment was from xx There are two active junior mortgages against the subject property which are as follows: x. x mortgage was originated on xx x. x mortgage was originated on xx. There is one Civil judgment against the borrower xx. First and Second county installment taxes of xx have been paid on xx and xx respectively each in the amount of xx. No prior year delinquent taxes have been found.	According to a review of the payment history as of xx the borrower is currently delinquent for xx months and the next due date for payment is xx. The last payment was received on xx in the amount of $xx which was applied to xx. The UPB reflected in the latest payment history is in the amount of $xx. The borrower has been maxxpayment as per the modification agreement which was made on xx.	Collections Comments: According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
It has been unable to determine the reason for default from the servicing comment. The borrower's intention is to keep the subject property.
The loan has been modified once since origination. As per the modification agreement which was made on xx. The borrower promises to make a monthly payment of $xx with the rate of interest xx beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. No, any deferred amount has been given in the modification.  Hence, the interest-bearing amount is $xx. This modification does not contain any balloon provision.
No foreclosure activity has been initiated.
The subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. The latest BPO report is not available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapterxx with the case#xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx biweekly for the period of xx months. There is no comment indicating a cram down. The date of last filing bankruptcy was on xx.	The Loan modification agreement was made on xx between the borrower xx The borrower promises to make a monthly payment of $xx with the rate of interest xx beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of $xx. No, any deferred amount has been given in the modification. Hence, the interest-bearing amount is $xx. This modification does not contain any balloon provision.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The foreclosure was not initiated. Hence, It is not applicable; however, tape data reflects with No. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was not initiated. hence, Is REO active is not applicable; however, tape data reflects with NO.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the note original balance is $xx; however, tape data reflects with $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xxx   Variance %: xx   Comment: As per the note P&I is $xx; however, tape data reflects with $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string as per the payment history is xx; however, tape data reflects with xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed as per the payment history is xx; however, tape data reflects with xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application/xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Loan Data:x.xxx% Comparison Data:x.xxx% Variance:-x.xxx%

This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following Disclosures are missing from the loan file:
x. Construction Lien Disclosure
x. Mortgage Loan Servicing Disclosure
x. Choice of Insurance Notice
x. Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			675	Not Applicable
46148106	xx	745	741	41.323%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	6.875%	$384.92	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
One Water/Sewer/Utility lien open against the subject property in the amount of $xx held by xx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active bankruptcy. The borrower had filed the BK under the chapter xxth case# xx and the plan was confirmed on xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx the POC amount is $xx and total arrearage amount is $xx. Review of the payment history dated from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx the POC amount is $xx and total arrearage amount is $xx.	Loan Modification agreement was made between borrower and lender on effective date of xx. The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Per modification agreement documentation date reflected xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Per original NOTE P&I amount reflects $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Incomplete payment history - see findings.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Incomplete payment history - see findings. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence the variance is -$xxx.xx.
																									TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence the variance is -$xxx.xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59526895	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$12,763.91	3.000%	$1,436.36	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower as follows:
There is a HOA lien on the subject property in favor of xx. in the amount of $xx recorded on xx.
County taxes x and x installments for the year xx have been paid in the totaling amount of xx on different dates.
As per the notes, the water bill has not been billed from xx for this A/C.	According to the review of payment history as of xx the borrower is delinquent for x months. The last payment was received on xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of $xx excluding the deferred amount of $xx. The borrower has been maxxthe payments as per the modification term done in the year of xx	Collections Comments:The loan is currently delinquent for more than x months. The last payment was received on xx the payment applied date was xx and the next due date for payment is xx. The UPB reflected in the amount of $xx excluding the deferred amount of $xx. The borrower has been maxxthe payments as per the modification term done in the year of xx.
The borrower had filed bankruptcy under chapterxx with the case# XX.
No foreclosure was initiated.
The updated title report states that there is a HOA lien and no prior delinquent taxes have been found.
The occupancy is occupied by owner and damages were found but no information available the repairs completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapterxx with the case# xx and the plan confirmed on xx. The POC was filed on xx the POC amount is $xx and the arrearage amount is $xx. The xrd amended chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $xx for xx months and $xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; however, the unsecured portion is $xx. The date of last filing is xx. There is no comment indicating a cram down.	This loan modification agreement was made between the borrower xx and the lender xx on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx till the maturity date xx. The interest-bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment. Previously the loan was modified in the year of xx and xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No evidences have been found regarding the foreclosure. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification agreement document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note the loan has interest only period.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidences have been found regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the note original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Lower rate or term Variance: Variance %: Comment: As per the loan documents the purpose of refinance per application is debt consolidation. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Below mentioned required state disclosures are missing from the loan file:
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64317232	xx	660	667	31.993%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed, currently the assignment is xx
There is x HOA lien , x civil judgment and x hospital lien against the borrower.
The HOA lien was recorded on xx in favor of xx.
The civil judgment was recorded on xx.
The hospital lien was recorded on xx
Annual county taxes of xx are paid in the amount of $xx.No prior delinquency has been found.
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment is xx. The last payment was received on xx in the amount of $xx(PITI) with an interest rate of xx.The monthly P&I is in the amount of $xx.The UPB reflecting is in the amount of $xx.
The borrower had made last payment as per the original note.
Collections Comments:The loan is currently in active bankruptcy.
The borrower xx had filed bankruptcy under chapter xx with case#xx. The plan was confirmed on xx.The Amended chapter xx plan was filed on xx as per plan the debtor supposed to pay the trustee the amount of $xx per month for xx months and $xx for remaining xx months for total term of xx months.
The POC was filed on xx the amount of POC is $xx and the arrearage amount is $xx.
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment is xx. The last payment was received on xx in the amount of $xx (PITI) with an interest rate of xx.The monthly P&I is in the amount of $xx.The UPB  reflecting is in the amount of $xx.
The borrower had made last payment as per the original note.
No comments found regarding the foreclosure has been found.
The reason for default is unable to be determined.
The subject property is owner occupied and is in average condition. No comments found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx. The plan was confirmed on xx.The Amended chapter xx plan was filed on xx as per plan the debtor suppose to pay the trustee the amount of $xx per month for xx months and $xx for remaining xx months for total term term of xx months.
The POC was filed on xx the amount of POC is $xx and the arrearage amount is $xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Chapter xx BK filed   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Chapter xx BK filed   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: Property address validated with original note   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose not listed on original application other than a refinance.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: HUDx only reflects Refinance   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx The disclosed finance charge of $xx is not considered accurate because it isunderstated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of MD. The following state disclosures are missing from the loan file.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Balloon Payment
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38471526	xx	Unavailable	Not Applicable	47.088%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently; the mortgage is with xx.
There are liens and judgments are as follows:
x) There is code enforcement lien against the property in the favor of xx.
x) There is lis pendens was filed on xx.
x) There is a State Tax lien open against the borrower in the favor of xx.
x) There is a State Tax lien open against the borrower in the favor of xx.
Tax Status:
First county taxes for xx have been paid in the amount of xx.
Second county taxes for xx are due on xx in the amount of x,xx.	The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I is xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of $xx and it was applied for the due date xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per Note.
According to the PACER,  xx (borrower) had filed for bankruptcy under chapter-x with the case#xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remained as xx. Motion to Sale of Property xx of the Estate under Section xx was field on xx. The order xx was granted on this motion on xx for order approving sale of assets of the estate(Litigation Claims).
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed for bankruptcy under chapter-x with the case# xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remained as xx. Motion to Sale of Property xx of the Estate under Section xx was field on xx. The order xx was granted on this motion on xx for order approving sale of assets of the estate(Litigation Claims).	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: BK Document.. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment: Bk was filed on xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable,   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Associated with Doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken payment history.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: Loss Angeles Tape Value: Variance: Variance %: Comment: Captured as per Note. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file. However, appraised value is captured from document located at xx.
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not executed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "As per final HUD-x settlement date is xx.
																									* TIL not hand dated (Lvl x) "Final TIL is not signed by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77686329	xx	Unavailable	Not Applicable	29.688%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,473.25	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment is complete; currently assignment is with xx.
There is water/sewer lien against the subject property in the favor of xx in the amount of $xx
No prior delinquent taxes have been found.
The combined annual exempt taxes have been paid off in amount of xx.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx.
Collections Comments:According to collection comment, the subject property is occupied by owner and reason for default is death of family member. The property inspection report dated xx located at xx shows that the property is occupied and no visible damages/ repairs have been found. Borrower's intention is retain the property.
The comment dated xx shows that the forbearance plan was offered to the borrower as first trial payment was started from xx for x months and mod terms xx.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.

The loan modification agreement was made between xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.

Bankruptcy under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is xx.  The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx per months, plan was not fixed yet. Further information is not available about the BK case.

Review of collection comment stated that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. The notice of sale located at xx was entered on xx and property sale was scheduled on xx. However, the latest comment dated xx shows that the sale was cancelled due to bankruptcy was filed on xx with chapter xx. Currently, foreclosure file was put on hold. As the payment history borrower is delinquent from xx. Unable to verify the sale has been re-scheduled or not as we have the servicing comments till xx. However, updated title report dated xx shows the subject property current ownership is with subject borrower.

Foreclosure Comments:Review of collection comment stated that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. The notice of sale located at xx was entered on xx and property sale was scheduled on xx. However, the latest comment dated xx shows that the sale was cancelled due to bankruptcy was filed on xx with chapter xx. Currently, foreclosure file was put on hold. As the payment history borrower is delinquent from xx. Unable to verify the sale has been re-scheduled or not as we have the servicing comments till xx. However, updated title report dated xx shows the subject property current ownership is with subject borrower.
Bankruptcy Comments:
Bankruptcy under the chapter xx case#xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is xx. The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx per months, plan was not fixed yet. Further information is not available about the BK case.
The loan modification agreement was made between xx effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln#xxpdf #pgxx and Loan_Comments_xxtxt Tape Value: Yes |---| |----| Comment: Currently not in foreclosure Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: No Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: matches Note   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: taken from Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: taken from Hud   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per hud-x is cash-out   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: No applicable Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx.
																									* Settlement date is different from note date (Lvl x) "Final HUD-x is showing the settlement date is xx.		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23049996	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.375%	$2,011.94	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
There is one civil judgment open against the borrower in the amount of $xx.
The chain of the assignment is completed.
No prior years delinquent taxes have been found pending.	Review of the payment history states that the borrower has been delinquent for more than xx months. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the amount of $xx.	Collections Comments:The loan is delinquent for more than xx months. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the amount of $xx.
The borrower xx had filed bankruptcy under chapterxx with case #xx
The foreclosure was initiated in the loan and was put on hold due to bankruptcy.
The updated title report states that there is a civil judgment and no prior delinquent taxes were found.
The occupancy is occupied by owner and no damages have been found.

Foreclosure Comments:The foreclosure was initiated in the loan and was put on hold due to bankruptcy. The notice of pendency was filed on xx.
The judgment of foreclosure and sale was filed on xx states that the amount owed is $xx. The bidding instructions document state that the bid amount is $xx and the sale was scheduled for xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapterxx with case #xx. The POC filed on xx states that the POC amount is $xx and the amount of arrearage is $xx. The loss mitigation order was filed on xx.	The loan modification agreement was made between xx on xx with a new principal balance of $xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of $xx beginning on xx till the maturity date of xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Notes and comments Tape Value: No |---| |----| Comment: As per tape data current foreclosure doc locator is no, however according to collection comment it is notes and comments. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data doc date of last modification is xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per tape data loan documentation type is Full Documentation, however according to collection comment it is no Documentation.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data original balance (or Line amount) is $xx however according to collection comment it is $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data original stated P&I is $xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Lower rate or term Variance: Variance %: Comment: As per tape data purpose of refinance per application is lower rate or term, however according to collection comment it is unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan files."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan files."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86020381	xx	Unavailable	Not Applicable	35.572%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$382.16	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
There is an active junior mortgage has been found in the amount of $xx.
No active liens and judgment have been found on updated title report.
x installment of combined tax for xx has been paid on xx in the amount of xx.
x installment of combined tax for xx is due on xx in the amount of xx.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments shows that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which will get changed periodically that began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
No information is available regarding foreclosure in the collection comment.
Borrower has filed bankruptcy under chapter xx case#xx which states that the amount of secured claim is $xx and the amount of arrearage is $xx.  Chapter xx Plan was filed on xx which states that the debtor shall pay xx Monthly for approximately xx months. The Debtor will pay to the Trustee (as part of the Plan) allowed subject claim for arrearages which is in the amount of $xx on monthly obligations and the debtor will pay directly to the creditor (outside the Plan) monthly obligations due after the bankruptcy filing. Order Confirming Chapter xx Plan was filed on xx which states that the debtor plan which was filed on xx is hereby confirmed.  Currently debtor is in active bankruptcy.
No information is available regarding current occupancy of subject property in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case#xx POC was filed on xx which states that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx Plan was filed on xx which states that the debtor shall pay xx Monthly for approximately xx months. The Debtor will pay to the Trustee (as part of the Plan) allowed subject claim for arrearages which is in the amount of $xx on monthly obligations and the debtor will pay directly to the creditor (outside the Plan) monthly obligations due after the bankruptcy filing. Order Confirming Chapter xx Plan was filed on xx which states that the debtor plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which will get changed periodically that began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed due to TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test:.
x. TILA Finance Charge Test shows Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx and Variance -$xxx.xx.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
x. TILA Foreclosure Rescission Finance Charge Test shows Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx and Variance -$xxx.xx.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Private Well Testing
x. Tax Bill Information
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29950001	xx	Unavailable	Not Applicable	33.908%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$381.63	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently, the assignment is with xx.
There are x civil judgments and x junior mortgage.
The x civil judgments are in the favor of xx
The remaining x judgments are in the favor of xx
The first was recorded on xx in the amount of $xx.
The second was recorded on xx in the amount of $xx
The junior mortgage was originated on xx.
Annual county taxes of xx and xx in the total amount of $xx. No prior delinquency has been found.
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx.The monthly P&I is in the amount of $xx. The UPB reflecting is in the amount of $xx.
The borrower had made last payment as per the modification made on xx.
Collections Comments:The loan is currently in active foreclosure. The process of foreclosure has been initiated, the complaint was filed on xx. No further comments regarding the foreclosure have been found.
The borrower xx had filed bankruptcy under chapter xx with case#xx the plan was confirmed on xx; however, the case was dismissed on xx and terminated on xx.
The POC was filed on xx and the amount of POC is $xx.
As per the review of payment history, the borrower is delinquent for xx months and the next due for regular payment is xx. The last payment was received on xx in the amount of $xx  with an interest rate of xx. The monthly P&I is in the amount of $xx. The UPB  reflecting is in the amount of $xx.
The borrower had made the last payment as per the modification made on xx.
The loan has been modified since the origination, the modification agreement was made between the lender xx and the borrower xx. The new principal balance as per mod is $xx.The first payment was due on xx and the maturity date is xx. The monthly P&I is $xx with an interest rate of xx. The interest bearing amount is $xx.The modification does not contain balloon payment.
The reason for default as per servicing comments is, the borrower had an accident.
The subject property is owner occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the complaint was filed on xx. No further comments  regarding the foreclosure has been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx the plan was confirmed on xx , however the case was dismissed on xx and terminated on xx.
The POC was filed on xx the amount of POC is $xx and the amount of arrearage is xx.	The modification agreement was made between the lender xx on xx.The new principal balance as per mod is $xx.The first payment was due on xx and the maturity date is xx.The monthly P&I is $xx with an interest rate of xx.The interest bearing amount is $xx.The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Reviewer updated per documents found in BOX Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Notes and comments   Tape Value: No   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was modified on xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per original note the P&I is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxM   Tape Value: xx   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: Mxx   Tape Value: xx   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx SW xh St Tape Value: xx SW xth St Variance: Variance %: Comment: Reviewer updated per documents found in BOX Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAILLoan Data  $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.

TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of FL. The following state disclosures are missing from the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x.Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file ."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10997266	xx	Unavailable	Not Applicable	44.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated on xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is UCC lien which is in the amount of xx recorded on xx.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active bankruptcy. The borrower had filed the BK under the chapter xxth case# xx on xx. The POC was filed on xx; the POC amount $xx and total arrearage amount is $xx. Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to on xx. Foreclosure complaint was filed on xx with and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to on xx. Foreclosure complaint was filed on xx with and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx.	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments_xxtxt Tape Value: No |---| |----| Comment: As per tape data Current foreclosure doc locator is No and as per review it is Loan_Comments_xxtxt Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Mod maturity date is xx and as per review it is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment history string is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per tape data Payment history string reversed is xx and as per review it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the origination is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The disclosures are missing from loan file;
Lead-Based Paint Disclosure
																									xxSmoke Detector Certificate"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18467665	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx with xx.
The chain of assignment is complete. Last assignment from xx.
Annual combined taxes for the year xx was paid in the amount of $xx.
No prior years delinquent taxes found.	Review of the payment history provide by Rushmore Loan Management Services LLC for the period xx till xx shows borrower is more than xx days delinquent. The last payment received was in the amount of $xx on xx for due date xx. The next due date is xx. Current UPB reflects in the provided pay history is in the amount of $xx and current interest rate as per pay history is xx.	Collections Comments: xx had filed bankruptcy under Chapterxx Case#xx
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to xx
Voluntary petition was filed on xx shows that the amount of secured claim is $xx.
Latest status of FC was on hold due to active bankruptcy.
As per the collection comment, foreclosure process was initiated in the loan with the case#xx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to active bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Available servicing comment and the latest property inspection report dated xx locator xx shows that the subject property is occupied by the unknown party and is in good condition. No damages have been observed.
Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the casexx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Comment dated xx shows that the foreclosure sale was scheduled on xx.
Currently foreclosure process was put on hold due to active bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments: xx had filed bankruptcy under Chapterxx Case#xx  and the date of last filing was on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition was filed on xx shows that the amount of secured claim is $xx and unsecured portion is $xx.
Latest status of FC was on hold due to active bankruptcy.	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Copy of Notes and comments Tape Value: No |---| |----| Comment: Current foreclosure doc locator is copy of notes and comments but tape data shows No. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation but tape data shows full documentation.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Mod maturity date is not applicable but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Not Applicable Tape Value: Lower rate or term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xx,xxx.xx Allowed $xx,xxx.xx Over By -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xx,xxx.xx Allowed $xx,xxx.xx Over By -$xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xxx.xx% which is greater than xx.xxx% hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
																									Attorney Selection Disclosure"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34356869	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.750%	$1,826.78	xx/xx/xxxx	Change of Terms	Review of updated title report dated on xx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active bankruptcy. The borrower had filed the BK under the chapter xxth case# xx and the plan was confirmed on xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx the POC amount is $xx and total arrearage amount is $xx. Review of the payment history dated from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx and the plan was confirmed on xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx the POC amount is $xx and total arrearage amount is $xx.	Loan Modification agreement was made between borrower and lender on effective date of xx. The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Fail. Loan Data: x.xxx%, Comparison Data: x.xxx%, Variance: -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "FInal TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19730195	xx	622	Not Applicable	39.225%	First	Short Form Policy	Not Applicable	x	xx	xx	Not Applicable	3.000%	$459.59	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx.
The chain of assignment has not been completed as currently the assignment is with xx.
* One junior mortgage found opened recorded on xx in the amount of $xx
No active judgments or liens have been found pending.
Property Tax Status;
x) Combined annual taxes of xx had been paid in the amount of xx on xx.
x) Annual utilities charges had been paid in the amount of xx on xx.
No prior year delinquent taxes had been found.	Review of payment history as of dated xx shows that the borrower is maxxregular payments. The loan payments are only x months delinqunet. The next due date is xx. The last payment was received on xx in the total amount of xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to modification agreement made on effectivwe date of xx	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments. The loan payments are only x months delinqunet. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to modification agreement made on effectivwe date of  xx.
The borrower agree to pay the UPB of $xx with interest rate of xx and $xx with fixed amortized type beginning from first payment date xx  and ends with the maturity date of xx.
The borrower xx had filed bankruptcy under chapter xx with case#xx. The plan was later dismissed on xx and was fully terminated on xx.
Information regarding foreclosure activity is unavailable.
The loan is currently under collections.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx. The plan was later dismissed on xx and was fully terminated on xx
Loan Modification agreement was made between borrower xx on effective date xx
The borrower agree to pay the UPB of $xx with interest rate of xx and $xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.	Final Truth in Lending Discl.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The file is not in FC, therefore there are no FC docs.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification xx and the signature date is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The file is not in FC, therefore there is no REO status answer .   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Audit value original P&I is the fully indexed payment.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history string per pay history is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history string reversed per pay history is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type per appraisal is a PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
																									* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file ."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12641698	xx	Unavailable	Not Applicable	21.219%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,529.90	2.000%	$588.41	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.The chain of the assignment has been completed. There is an active civil judgment against the borrower which was recorded on xx. The annual county taxes of xx have been paid in the amount of xx; no prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x months and borrower is not maxxhis monthly payments. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx The next due date is xx. The latest payment history reflects the UPB in the amount of $xx. The borrower has been maxxpayments as per the modification agreement made on xx.	Collections Comments:The collection comments review as of xx states that the loan is in the active bankruptcy According to the PACER records, the borrower had filed the bankruptcy under chapter xx with case # xx. The POC was filed on xx with a secured claim amount of $xx and the arrearage in the amount of $xx.
The plan was confirmed on xx and according to the order confirming chapter xx plan the debtor shall pay post petition mortgage payment in the amount of $xx monthly to the trustee. Motion to dismiss case was filed on xx but still the order is not entered.
the loan is in delinquency for x months and borrower is not maxxhis monthly payments. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx. The borrower has been maxxpayments as per the modification agreement made on xx.
The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate was started from xx. The borrower had given promise to pay P&I in the amount of $xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount $xx.
As per comments, the foreclosure was initiated and the file was referred to an attorney on xx; however, that was put on hold due to filed bankruptcy filed by borrower under chapter xx with case # xx. The loan is active in bankruptcy. No further details are available regarding the foreclosure.

As per BPO report dated xx the subject property is owner occupied and no visible damage or repairs reported to the property.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:As per comments, the foreclosure was initiated and the file was referred to an attorney on xx; however, that was put on hold due to filed bankruptcy filed by borrower under chapter xx with case #xx. The loan is active in bankruptcy. No further details are available regarding the foreclosure.
Bankruptcy Comments:According to the PACER records, the borrower had filed the bankruptcy under chapter xx with case # xx. The POC was filed on xx with a secured claim amount of $xx and the arrearage in the amount of $xx.
The plan was confirmed on xx and according to the order confirming chapter xx plan the debtor shall pay postpetition mortgage payment in the amount of $xx monthly to the trustee. Motion to dismiss case was filed on xx but still the order is not entered.	The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate was started from xx. The borrower had given promise to pay P&I in the amount of $xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount $xx.	Credit Report Missing Required State Disclosures	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Foreclosure |---| |----| Comment: As per review, the current legal status is bankruptcy. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per modification, there is deferred amount is $xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per modification, there is deferred amount is $xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: As per modification agreement, the loan was modified on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, the loan maturity terms are xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement, the first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The loan CLTV at origination was xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The loan LTV at origination was xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Original Note reflects the original rate as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history review, the total debts are $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: UPb as per payment history is $xx; howeber tape data reflectd $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property has been located in xx State and the following required disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure."
																									* Operative index value is unable to confirm (Lvl x) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35169816	xx	Unavailable	Not Applicable	58.681%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$4,907.28	3.000%	$658.72	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
 The chain of assignment has been completed. The assignment is with xx.
There is a civil judgment in favor of xx
There is a civil judgment in favor of xx
x installment of city jurisdiction tax of the year xx has been paid in the amount of xx on xx
x installment of city jurisdiction tax of the year xx has been paid in the amount of xx on xx.
x installment of city jurisdiction tax of the year xx has been paid in the amount of xx on xx.
xthinstallment of city jurisdiction tax of the year xx is due in the amount of xx on xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower has been delinquent for x months. The last payment was received on xx that was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for x months. The last payment was received on xx that was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx the reason for default is an excessive obligation.
The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx. The interest bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment.
The foreclosure was initiated and the file was referred to an attorney on xx. The bid was approved on xx the Sale has been scheduled for xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
The borrower had filed bankruptcy under chapter xx with the case # xx. The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and the amount of arrearage is $xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months and $xx per month for xx months then $xx per month for xx months. The date of the last filing is xx.
The servicing comment dated xx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The bid was approved on xx the Sale has been scheduled for xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case # xx. The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and the amount of arrearage is $xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months and $xx per month for xx months then $xx per month for xx months. The date of the last filing is xx	This loan modification agreement was made between xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx. The interest bearing amount is $xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Complaint Filed |---| |----| Comment: The sale has been scheduled for xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: The is in BK plan.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the document the date is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The maturity term is xx months.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the document the date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: The property address is xx    Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The total debt is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: The UPB as per the payment history is xx Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The required state disclosures are missing from the loan file.
x. Appraisal Fee Disclosure.
x. Offer of Title Insurance.
x. Choice of Title Insurer.
x. Choice of Insurer (any type of insurance).
x. Withholding Tax Disclosure.
x. Notice of Rights.
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not singed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer document is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57408473	xx	Unavailable	Not Applicable	36.731%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$95,801.27	3.000%	$1,002.36	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the mortgage which was dated xx.
There are active liens and judgments as follows:
x.Ccivil judgment active in the favor of xx .
x. Civil judgment active in the favor of xx.
x. HOA lien active in the favor of xx.
x. Two code enforcement liens active in the favor of xx.
xx County annual taxes have been paid in the amount of xx on xx
No prior delinquent taxes have been found.
Review of the payment history states that the borrower has been delinquent for more than xx months. The next due date is xx. Current UPB reflects in the amount of $xx. The borrower made modification on xx. However, there is no payment was made as per the modification.	Collections Comments:The loan is currently delinquent for more than xx months. The next due date is xx. Current UPB reflects in the amount of $xx. The borrower made modification on xx. However, there is no payment was made as per the modification.
According to the PACER, the borrower had filed bankruptcy under chapterxx with the case#xx on xx. The POC was filed on xx the POC amount is $xx and the arrearage amount is $xx.  The Order Granting Debtor's Expedited Motion for Continuance of Automatic Stay filed on xx states that the Motion is hereby granted.
The foreclosure was initiated and was put on hold due to bankruptcy.
The updated title report states that there are two code enforcement liens, one HOA lien and two civil judgments. No prior delinquent taxes have been found. The occupancy is occupied by an unknown party. The repairs have been completed for the damages that were occurred due to the wind.
As per the amended chapter xx plan filed on xx the debtor elect to surrender the property to creditors PMT NPL Financing xx-x c/o Pennymac Loan Services and Kensington Green Homeowners Association. The comment dated xx also states that the debtor is surrendering the property to Pennymac. The updated title report still shows that the subject property is currently vested in the name of borrower xx. However, if this amended plan get confirm, then the property may surrender through court.
Foreclosure Comments:The foreclosure was initiated. The foreclosure file was referred to an attorney on xx and the step complaint was filed on xx. The foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapterxx with the case# xx on xx. The POC was filed on xx the POC amount is $xx and the arrearage amount is $xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xxand the unsecured portion is $xx. The debtor shall pay to the trustee $xx for x to xx months and $xx for xx to xx months. The plan was confirmed on xx.The Order Granting Debtor's Expedited Motion For Continuance of Automatic Stay filed on xx states that the Motion is hereby granted.	The loan modification agreement made on xx between the borrower xx. The UPB is $xx the deferred amount is $xx and the interest bearing amount is $xx. The modification is a three step modification. The maturity date is xx. This loan was modified twice since origination. xst is on xx located at xx, and xnd loan was modified on xx. As per the modification, the deferred amount of $xx to be paid in full on xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Foreclosure |---| |----| Comment: As per the review of the loan the current legal status is bankruptcy; however tape reflects foreclosure. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification doc date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note maturity term months are xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification first payment date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal CLTV is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal OLTV is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note interest rate is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: As per payment history string is xx; however tape reflects FFFFFFFFFFFF.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: As per payment history reversed string is xx; however tape reflects FFFFFFFFFFFF.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification maturity date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per appraisal report property type is PUD; however tape reflects single family.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history total debts is $xx; however tape reflects $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75251008	xx	Unavailable	Not Applicable	12.375%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with the lender xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is a junior mortgage in the favor of xx.
There is a civil judgment against the borrower in the favor of xx.
There is hospital medical lien against the borrower in the favor of xx.
There are two Criminal Bond judgments against the borrower in the favor of xx.
There are five Appearance Bond liens against the borrower in the favor of xx which was recorded on different dates.
Annual county taxes of xx were exempted.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower has been delinquent for xx months. The last payment was received on xx that was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx. The borrower has been maxxpayments as per ARM change notice located at xx.

Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment was received on xx that was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx the reason for default is Excessive obligation.
The borrower has been maxxpayments as per ARM change notice located at xx.
The borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the debtor was dismissed for other reason on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months.  The POC was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Post-Petition due date is xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; however, the unsecured portion is $xx. There is no comment indicating a cram down.
The foreclosure was initiated on the loan and the file was referred to an attorney on xx. The foreclosure was put hold as the borrower had filed bankruptcy, however, the hold ended on xx. According to the comment dated xx the foreclosure sale has been scheduled on xx. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx).
The servicing comment dated xx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated on the loan and the file was referred to an attorney on xx. The foreclosure was put hold as the borrower had filed bankruptcy, however, the hold ended on xx. According to the comment dated xx the foreclosure sale has been scheduled on xx. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx).
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the debtor was dismissed for other reason on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months. The POC was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Post-Petition due date is xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; however, the unsecured portion is $xx. There is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Status Loan Value: Sale Publication Tape Value: Service Completed |---| |----| Comment: As per comments the foreclosure status is Sale publication. However, tape reflects Service Completed. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per loan documents and collection the loan is not modified so it is Not Applicable. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraisal, the CLTV is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraisal, the LTV is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is xx However, tape reflects FFFFFFFFFFFFFFFFFFFFFFFF.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is xx However, tape reflects FFFFFFFFFFFFFFFFFFFFFFFF.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per Payment history the total debt is $xx. However, tape reflects $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history the UPB is $xx. However, tape reflects $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result:FAIL; Loan Data: $xx,xxx.xx;  Comparison Data:$xx,xxx.xx; Variance: -$xxx.xx.
TILA APR Test: Result:FAIL;  Loan Data:xx.xxx%; Comparison Data: xx.xxx%;Variance:  -x.xxx%.
GSE (Fannie Mae public guidelines) Predatory Lending Guidance:Result:FAIL.
GSE (Fannie Mae public guidelines) Points and Fees Test: Result:FAIL;Loan Data:  $x,xxx.xx; Comparison Data: $x,xxx.xx;  Variance:+$xxx.xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
x. Anti-Tying Disclosure.
x. Financial Institution Choice of Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24337221	xx	Unavailable	Not Applicable	47.207%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$30,166.97	2.000%	$262.10	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is from xx.
There are no active judgments or liens found against the borrower and the subject property have been found.
Combined annual taxes of the year xx xx have been paid in the amount of xx for the due date xx.
County annual taxes of the year xx have been paid in the amount of xx for the due date xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx the borrower is currently delinquent for x months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The UPB included the deferred balance reflected in the latest payment history is in the amount of $xx; however, the actual unpaid principal balance is $xx. The borrower has been maxxpayment as per the modification agreement which was made on xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for the due date xx. The UPB included the deferred balance reflected in the latest payment history is $xx; however, the actual unpaid principal balance is $xx.
It has been unable to determine the reason for default from the servicing comment.
The loan has been modified twice since origination. The first time loan was modified on xx. As per the latest modification agreement which was made on xx the Unpaid principal Balance is $xx. with an interest rate of xx which steps up in x steps ending at xx.
The borrower promises to pay the monthly  P&I of $xx beginning from xx and the maturity is xx The lender deferred the amount of $xx. Hence, the interest-bearing amount is $xx.
As per the review of the servicing comments, the foreclosure was initiated. The foreclosure referral date was unable to be determined from the available servicing comments. As per the notice of lis pendence document the complaint was filed by the lender on xx with the case#xx. The foreclosure sale date was scheduled on xx; however, the foreclosure file was put on hold as the borrower had filed the bankruptcy under chapter xx on xx.
The borrower “Neil Grannum” had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for xx months. The first two months is in the amount of $xx and next four payment is in the amount of $xx and remaining xx months is in the amount of $xx. The POC was filed by the servicer on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment indicating a  cram down.  The case was dismissed on xx and fully terminated on xx.
As per the BPO report dated xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure referral date was unable to be determined from the available servicing comments. As per the notice of lis pendence document the complaint was filed by the lender on xx with the case#xx. The foreclosure sale date was scheduled on xx; however, the foreclosure file was put on hold as the borrower had filed the bankruptcy under chapter xx on xx.

Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for xx months. The first two months is in the amount of $xx and next four payment is in the amount of $xx and remaining xx months is in the amount of $xx. The POC was filed by the servicer on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment indicating a cram down. The case was dismissed on xx and fully terminated on xx.	This Step modification agreement was signed between the borrower xx The Unpaid principal Balance is $xx. with an interest rate of xx which steps up in x steps ending at xx.
The borrower promises to pay the monthly  P&I of $xx beginning from xx and the maturity is xx The lender deferred the amount of $xx. Hence, the interest-bearing amount is $xx. The loan has been modified twice since origination. The first time loan was modified on xx. The copy of the modification agreement was located at xx. This modification does not contain any balloon provision.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per the loan modification document the loan was modified on xx. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note document Loan original maturity terms is xx months.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Note document the original stated rate is given as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: As per the payment history string as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: As per the payment history string reversed as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: As per Note document property Address street xx  Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history, Total Debt / Legal Balance per payment history is given in the amount of $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per the Payment history the UPB is reflected in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is located in xx state. The below Required State disclosures are missing in the given loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to be determined the operative index value from the available loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87501292	xx	657	Not Applicable	43.542%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete as the subject mortgage is currently with xx.
There is one senior mortgage found open in the amount of $xx.
According to updated title report x installment of combined taxes for the year of xx was paid in the amount of $xx and x installment is due on xx in the amount of $xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is currently performing The last payment was received on xx in the amount xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of $xx . The payment is received as per the ARM xx.
Collections Comments:As per the review of payment history, the borrower is currently performing. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of $xx . The payment is received as per the ARM xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. Summon & complaint of foreclosure was filed dated on  xx and service was completed on xx. However, latest servicing comment dated xx shows foreclosure process was put on hold due to loss mitigation. Later, servicing comment dated xx shows foreclosure was dismissed due to reinstatement.  No more evidences are available regarding further foreclosure proceedings.
Review of PACER, bankruptcy is not initiated on the loan.
According to servicing comment dated xx subject property is damage. Nature of damage as well as estimated cost of damage unable to confirmed from the servicing comment. However, latest servicing comment does not show that damage repair has been completed.

Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. Summon & complaint of foreclosure was filed on  xx and service was completed on xx. However, latest servicing comment dated xx shows foreclosure process was put on hold due to loss mitigation. Later, servicing comment dated xx shows foreclosure was dismissed due to reinstatement.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Treasury - One Year Tape Value: Treasury - x month CMT |---| |----| Comment: As per tape data ARM index type is Treasury-x months CMT and as per review it is Treasury- One Year. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Foreclosure   Variance:    Variance %:    Comment: As per tape data current legal status of loan is foreclosure and as per review it is performing.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data escrow advance balance per payment history is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data original CLTV ratio percent is xx % and as per review it is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data original standard LTV (OLTV) is $xx % and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFFFFxx   Variance:    Variance %:    Comment: As per tape data payment history string is xxFFFFxx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxFFFFxx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xxFxFFFFxx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data suspense balance per payment history is $xx and as per review it is $xx.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data total debt/ legal balance per is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per tape data current unpaid principal balance (UPB) as per payment history is $xx and as per review it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
Final TIL is missing from the loan file. Hence, APR is taken as x.xx% which is compared with x.xxx% and variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at xx State.
Following state disclosures are missing from the loan file. -
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to be confirmed from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to note, loan was originated on xx.		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71298347	xx	539	554	42.961%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$711.82	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are two junior judgments against the borrower first in the favor of xx.
Second in the favor of xx.
Annual combined taxes of the year xx have been paid in the amount of xx.
No prior years of delinquent taxes have been found.
According to the review of payment history as of xx the borrower is delinquent for x months and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for xx The current P&I is $xx and PITI is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current P&I is $xx and PITI is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement.
The loan has been modified, this loan modification agreement was made between xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx till the maturity date xx. The interest-bearing amount is $xx. There is no provision for the balloon payment. Previously the loan was modified in the year of xx.
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The plan was confirmed on xx. The POC was filed by xx As servicer for xx on xx with the secured claim amount of $xx and the arrearage is $xx. According to the Chapter xx plan dated xx the debtor shall pay the mortgage payment monthly to the trustee is $xx per bi-weekly for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; however, the unsecured portion is $xx.
The foreclosure was initiated and referred to an attorney on xx. The sale has been scheduled for xx. However, the borrower xx. had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
As per the BPO report dated xx the subject property is owner-occupied and average in condition.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. The sale has been scheduled for xx. However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The plan was confirmed on xx. The POC was filed by xx As xx on xx with the secured claim amount of $xx and the arrearage is $xx. According to the Chapter xx plan dated xx the debtor shall pay the mortgage payment monthly to the trustee is $xx per bi-weekly for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; however, the unsecured portion is $xx.	This loan modification agreement was made between the xx on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx till the maturity date xx. The interest-bearing amount is $xx. There is no provision for the balloon payment. Previously the loan was modified in the year of xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Complaint Filed |---| |----| Comment: As per the comment dated xx the foreclosure sale was scheduled for xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: As per the modification agreement document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note loan original maturity term months are xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: As per the modification agreement modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx    Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the review of payment history total debt is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per the review of payment history UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89309979	xx	689	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	6.250%	$2,926.60	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was dated xx.
The chain of assignment is complete as the subject mortgage is with xx.
There is one junior mortgage in the amount of $xx.
No active liens and judgments found on updated title report.
Combined taxes are due on the amount of $xx having Good Through date of xx.
No delinquent taxes have been found.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
The borrower is currently x month behind his scheduled payments.
Collections Comments:Lenore Pride had filed bankruptcy under Chapter-x Case#xx on xx and the date of last filing was xx.
Voluntary petition was filed on xx does not show any unsecured portion.
Motion for relief from automatic stay was filed on xx.
Latest status of FC was on hold due to active bankruptcy.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Updated title report dated xx shows that there is defect with mortgage associate document. Modification of mortgage xx under xx shows mortgage was originated on xx; however mortgage under Instr#xx was actually originated on xx. It can be cured by providing the correct date on Mod document.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Lenore Pride had filed bankruptcy under Chapter-x Case#xx on xx and the date of last filing was xx.
Voluntary petition was filed on xx does not show any unsecured portion.
Motion for relief from automatic stay was filed on xx.
Latest status of FC was on hold due to active bankruptcy.	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning on xx. The new principal balance is $xx. Maturity date is xx.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Collections |---| |----| Comment: No Discrepancies. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod modification first payment date is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFF   Variance:    Variance %:    Comment: As per payment history payment string is xx however tape data shows xxFF.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFxx   Variance:    Variance %:    Comment: As per payment history payment string is xx however tape data shows FFxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx    Variance:    Variance %:    Comment: Same.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history suspense balance is $(xx) however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history total debt is $xx however tape data shows $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date as per final HUDx is xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63819831	xx	Unavailable	Not Applicable	40.847%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.775%	$1,676.85	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
There are four junior civil judgments against the borrower xx which was recorded on different dates.
There is one junior IRS lien against the borrower xx.
There is one junior state tax lien against the borrower xx.
Annual county taxes of xx have been paid in the amount of xx.
No, any prior delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent from xx months and next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxpayments as per the modification agreement which was made on xx.	Collections Comments:As per the servicing comment as of xx the loan is currently in the foreclosure and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxpayments as per the modification agreement which was made on xx.
The reason for default is excessive obligation.
The loan was modified once since origination. The Loan Modification Agreement consists of principle forgiven. According to the MOD dated xx the new principal balance takes into unpaid principal in the amount of $xx which has been forgiven. The new modified principle balance is in the amount of $xx. As per the latest available payment history the loan is in delinquency for xx months and next due for xx and UPB reflected in the amount of $xx.
The date to sale the property through the foreclosure has been re-scheduled on xx. According to the collection comments as of xx the foreclosure was initiated on the loan in xx. The file was referred to an attorney on xx. The complaint was filed on xx and service has been completed on xx. The judgment was entered on xx and step judgment hearing was scheduled on xx. The bid was approved on xx for the amount of $xx. The sale was scheduled on xx. As per the comment dated xx the contested matter was found and litigation action was filed on xx.The comment dated xx stated that the litigation reason for additional fees. The further comment stated that the litigation matter has been completed. The contested matter has been resolved on xx.  However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx and debtor was dismissed on xx. The comment also shows, there are no intercoms issues or current loss mitigation activity. Based on the collection comments we are unable to confirm whether the sale held or not. No, any further details have been found in the comment history.
The subject property is owner occupied. No damage and repairs have been found.

Update:
As per servicing comment dated xx the borrower filed for bankruptcy under Chapter xx with case#xx.
Foreclosure Comments:The date to sale the property through the foreclosure has been re-scheduled on xx. According to the collection comments as of xx the foreclosure was initiated on the loan in xx. The file was referred to an attorney on xx. The complaint was filed on xx and service has been completed on xx. The judgment was entered on xx and step judgment hearing was scheduled on xx. The bid was approved on xx for the amount of $xx. The sale was scheduled on xx. As per the comment dated xx the contested matter was found and litigation action was filed on xx.The comment dated xx stated that the litigation reason for additional fees. The further comment stated that the litigation matter has been completed. The contested matter has been resolved on xx.  However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx and debtor was dismissed on xx. The comment also shows, there are no intercoms issues or current loss mitigation activity. Based on the collection comments we are unable to confirm whether the sale held or not. No, any further details have been found in the comment history.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter xx with the case# xx on xx. The POC was filed by creditor xx on xx for the secured claim amount is $xx and arrearage amount is $xx. The fifth amended plan has been confirmed. The debtor was promise to pay for trustee in the amount of $xx for x months, $xx for x months, $xx fo x months and $xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx.The debtor was dismissed on xx.	The loan was modified once since origination. The borrower has been maxxpayments as per the modification agreement which was made on xx between the borrower xx. The new principal balance takes into unpaid principal in the amount of $xx which has been forgiven. The new modified principle balance is in the amount of $xx. The borrower has promised to pay for the amount of xx with an interest rate of xx beginning on xx till maturity date of xx. As per the latest available payment history the loan is in delinquency for xx months and next due for xx and UPB reflected in the amount of $xx.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: The sale was re-scheduled on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The Lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The loan original maturity term moths is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx     Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history total debt/legal balance per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31176503	xx	Unavailable	Not Applicable	32.618%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$94,910.14	3.000%	$1,707.61	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to xx.

Active junior or senior judgments/liens/mortgages:

x. There are x active prior “Notice of Assessment/Municipal Liens” available in the updated title report against the subject property in the total amount of $xx in favor of xx.

x. There are x active junior “Notice of Assessment/Municipal Liens” available in the updated title report against the subject property in the total amount of $xx in favor of xx and both the liens were recorded in between xx.

x. There are x active junior “Certificate of Liens/State Tax Liens” available in the updated title report against xx.

x. There are x active junior Abstract of judgments - Civil and Small Claims available in the updated title report against xx.

x. There is an active junior mortgage available in the updated title report in the amount of $xx.

x. There are x active junior “Notice of Assessments” available in the updated title report against the subject property in the total amount of $xx.

The x installment of County taxes for xx have been paid off in the amount of xx  on xx and x installment is due on xx in the amount of xx.

No prior year delinquent taxes have been found in the updated title report.	Review of the updated payment history as of xx shows that the loan is in delinquency for +x months and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of xx for the due date of xx The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +x months and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of $xx for the due date of xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx but the foreclosure proceedings were placed on hols as borrower had filed Bankruptcy under chapterxx on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The debtor, xx had filed bankruptcy on xx under chapter xx with case#xx and the plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's amended plan which was filed on xx the debtor shal pay the arrears through plan in the monthly amount of $xx for the total amount of $xx and this plan was confirmed on xx.
The subject creditor filed a motion to relief from automatic stay on xx but order is not granted yet.
The comment dated xx states that the borrower was offered a trial payment plan for x months with the monthly payment of $xx which was begun on xx but TPP was discontinued as borrower had filed Bankruptcy on xx.
The comment dated xx states that the subject property is in good condition and it was occupied by owner.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx but the foreclosure proceedings were placed on hols as borrower had filed Bankruptcy under chapterxx on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Claim No: xx
The debtor, xx had filed bankruptcy on xx under chapter xx with case#xx and the plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of $xx and the value of collateral is $$xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's amended plan which was filed on xx the debtor shall pay the arrears through plan in the monthly amount of $xx for the total amount of $xx and this plan was confirmed on xx.
The subject creditor filed a motion to relief from automatic stay on xx but order is not granted yet.	The loan was modified on xx with the x step amortization with the new principal balance of $xx out of which $xx shall be deferred and will be treated as a non-interest bearing principal forbearance. The borrower promises to pay the new interest bearing amount of $xx with an initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date of xx.
In addition, $xx of the deferred principal balance is eligible for forgiveness provided borrower is not in default on his new payments such that the equivalent of x full monthly payments are due and unpaid on the last day of any month, on each of the xst, xnd and xrd anniversaries of xx the lender shall reduce the deferred principal balance of the Note in installments equal to x/xrd of the Deferred principal reduction amount. However, the provided tape in payment history is still showing the deferred balance as $xx thus, no evidences are available in the loan file or in latest xx months servicing comments regarding the status of the forgiven.
Credit Report	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Foreclosure |---| |----| Comment: Current legal status is bankruptcy. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not require.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan original maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification first payment date is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ration percent is xx; however tape reflected as xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is xx; however tape reflected as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total debt / legal balance per payment history is $xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history the unpaid current principal balance is $xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it's not signed by borrower."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl x)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date is mentioned in final HUD-x as xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77481683	xx	Unavailable	Not Applicable	14.783%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$20,150.58	2.000%	$535.06	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
There is a civil judgment/lien against the borrower in favor of xx.
There are x civil judgments against the borrower in favor of xx.
The current taxes details have not been provided.
No delinquent taxes have been for the prior year.
The review of the payment history reveals that borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received in the amount of $xx which was applied for the due date of xx. The current UPB reflected is in the amount of $xx. The current P&I is $xx with an interest rate of x %. The borrower had made the payments as per the modification agreement till the due date of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx. The borrower had filed the bankruptcy under chapterxx with the case# xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and an arrearage amount is $xx. According to the order confirming chapter xx plan, the debtor shall pay $xx per month for the period of xx months. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The judgment was entered on xx. The foreclosure sale was scheduled on xx. The borrower had filed the bankruptcy under chapterxx with the case# xx on xx and the plan was confirmed on xx. However, the foreclosure was placed on hold. The review of the payment history reveals that borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received in the amount of $xx which was applied for the due date of xx. The current UPB reflected is in the amount of $xx. The current P&I is $xx with an interest rate of x %. The borrower had made the payments as per the modification agreement till the due date of xx. The loan modification agreement was made between the borrower xx. The loan has been modified twice since origination. No damage and repairs have been found. The reason for default has not been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The judgment was entered on xx. The foreclosure sale was scheduled on xx. The borrower had filed the bankruptcy under chapterxx with the case# xx on xx and the plan was confirmed on xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapterxx with the case# xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and an arrearage amount is $xx. According to the order confirming chapter xx plan, the debtor shall pay $xx per month for the period of xx months. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made between the borrower xx. The modified UPB is $xx with an interest rate of xx and P&I in the amount of $xx. The first payment started from xx with the maturity date of xx. $xx of the new principal balance is deferred. There is no provision for the balloon payment and it has x modification steps. The loan has been modified twice since origination.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Judgment Entered |---| |----| Comment: Current foreclosure status is awaiting sale, however tape data shows judgment entered. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: Current legal status is Bankruptcy, however tape data shows foreclosure.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan original maturity term is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ration percent is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFFFFFFFFFF   Variance:    Variance %:    Comment: Payment history string is xx however tape data shows xxFFFFFFFF   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFxx   Variance:    Variance %:    Comment: Payment history string reversed is xx however tape data shows FFFFFxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Property address street is xx  however tape data shows xx Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total debt is $xx however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Current principal balance per payment history is $xx however tape data shows $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure.
x.Mortgage Loan Application Disclosure.
x.Carbon Monoxide Alarms.
x.MA Smoke Detector Certificate.
x.Notice of the Specific Reason for Denial of Credit.
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Operative index value is unable to confirm (Lvl x)     "The operative index numerical value is unavailable as the supportive documents such as loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98414856	xx	Unavailable	Not Applicable	55.483%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$21,976.12	5.000%	$946.05	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows that the subject mortgage is on first lien position. Subject mortgage was recorded on xx.
Chain of assignment has been completed as current assignee is xx
There is a junior civil judgment against the borrower in the amount of xx with xx.
xx combined annual taxes are paid in the amount of xx on xx.
No any prior year taxes are delinquent as per updated title report.
Review of payment history as of xx the borrower has been delinquent for x months. The last payment was received on xx in the amount of xx which was applied for the due date xx. The current unpaid principal balance is $xx plus deferred balance of $xx. The current P&I is $xx and current interest rate is xx. The borrower is maxxpayments as per MOD term made on xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower has been delinquent for x months. The last payment was received on xx in the amount of $xx which was applied for the due date xx. The current unpaid principal balance is $xx plus deferred balance of $xx. The current P&I is $xx and current interest rate is xx. The borrower is maxxpayments as per MOD term made on xx.
No foreclosure action has been initiated on loan.
The borrower had filed bankruptcy under chapter xx with case #xx on xx. MFR was filed on xx. POC was filed on xx the POC amount is $xx and the arrearage amount is $xx. The bankruptcy was fully terminated on xx.
Borrowers intention is to retain the property.
No evidence of damage or repair on subject property has been found.
It seems property is in good condition.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with case #xx on xx. was filed on xx. POC was filed on xx in the amount of $xx and the arrearage amount is $xx. The bankruptcy was fully terminated on xx.	The loan was modified on xx with a new principal balance of $xx which includes the deferred balance of $xx. Borrower agreed to pay the loan with step interest rate completing in x steps. First payment was started from xx and the maturity date is xx. First interest rate was xx and P&I was $xx for first xx months.	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Doc date of last modification is xx. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan original maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is xx as per note document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMxx   Tape Value: xxFFFFFFFFxx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMM   Tape Value: xxFFFFFFFFxx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Total debt / legal balance per payment history is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 / settlement statement is not signed or executed by borrower."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan is failed for AK License Validation Test.
The xx Mortgage Lending Regulation Act (AMLRA), effective July x, xxxx, requires all mortgage lenders, mortgage brokers, and originators operating in xx to be licensed under the xx. Mortgage lenders, brokers, and originators operating in xx prior to xx
The xx Mortgage Lending Regulation License and Exemption Letter are not available for loans with a closing date before July x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for xx Validation Test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx state. Following disclosure is missing from the loan file.
x) Insurance Sales"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
* Settlement date is different from note date (Lvl x)     "As per final HUD-x, the settlement date is xx"
																									* TIL not hand dated (Lvl x) "The provided TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81863040	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to xx.

The annual County taxes for the year of xx have been paid in full in the amount of $xx on xx

The annual School taxes for the year of xx have been paid in full in the amount of xx on xx.

The annual City taxes for xx are currently delinquent in the amount of $xx which was earlier due on xx

The updated title report dated xx states that the subject property is currently vested on xx who is not an original owner but the original borrower, xx had transferred the subject property to xx.

The legal description is mentioned in both the recorded copy of subject mortgage and current vesting deed (Recorded on xx) is inconsistent with the deed (Recorded on xx).	Review of the updated payment history as of xx shows that the loan is in delinquency for +xx months and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of $xx for the due date of xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the original loan terms.
Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +xx months and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of $xx for the due date of xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the original loan terms.
The foreclosure proceedings were initiated on the loan and the complaint was filed on xx and the FC default judgment was entered on  xx. The sale was earlier scheduled for xx but it was placed on hold as borrower had filed Bankruptcy on xx.
The debtor, xx had filed Bankruptcy on xx under chapterxx with the case#xx and the plan was confirmed on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The amended POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's amended plan which was filed on xx the subject mortgage payments will be made by the Debtor directly to the creditor according to the original contract terms, and without modification of those terms unless otherwise agreed to by the contracting parties and the trustee shall distribute the arrears in the amount of $xx through the plan and this debtor's plan was confirmed on xx.
The motion was filed by trustee on xx to dismiss the case for failure to make timely payments according to the debtor's chapterxx plan.
Debtor, xx had earlier filed Bankruptcy under chapterxx on xx with the case#xx and the debtor was dismissed on xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan and the complaint was filed on xx and the FC default judgment was entered on  xx. The sale was earlier scheduled for xx but it was placed on hold as borrower had filed Bankruptcy on xx.
Bankruptcy Comments:Claim No: x
The debtor, xx had filed Bankruptcy on xx under chapterxx with the case#xx and the plan was confirmed on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The amended POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's amended plan which was filed on xx the subject mortgage payments will be made by the Debtor directly to the creditor according to the original contract terms, and without modification of those terms unless otherwise agreed to by the contracting parties and the trustee shall distribute the arrears in the amount of $xx through the plan and this debtor's plan was confirmed on xx.
The motion was filed by trustee on xx to dismiss the case for failure to make timely payments according to the debtor's chapterxx plan.

Debtor, xx had earlier filed Bankruptcy under chapterxx on xx with the case#xx and the debtor was dismissed on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Dicsloures	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Judgment Entered |---| |----| Comment: Current foreclosure status is sale publication. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: Current legal status is Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Suspense Balance per payment hisotry is $xx.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total debt/legal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.

CE risk indicator is "Elevated" as the points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx.

GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL    Charged: $x,xxx.xx    Allowed: $x,xxx.xx    Over by:+$xxx.xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not executed by the borrower."
* Operative index value is unable to confirm (Lvl x)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36880388	xx	Unavailable	Not Applicable	48.349%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,830.28	4.500%	$465.30	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment has been completed currently. The mortgage is with xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are municipal liens on the subject property in the total amount of $xx which were recorded on xx.
Annual town and county taxes have been due in the total amount of $xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification terms.
The borrower is currently xx months behind his scheduled payments.
Collections Comments: xx had filed bankruptcy under Chapterxx Case#xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition was filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Review of the payment history provided from  xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification terms.
The borrower is currently xx months behind his scheduled payments.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx had filed bankruptcy under Chapterxx Case#xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition was filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.	This modification agreement was made between Lender and Borrower on xx. As per the modified term, the new principal balance is $xx. The borrower promises to pay $xx monthly with modified interest rate of xx beginning from xx with a maturity date of xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Mortgage Insurance	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Collections |---| |----| Comment: The loan is currently in Bankruptcy. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per Modification the last date of modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan maturity term in months are xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step x Date as xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step x Date as xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step x Date as xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMM   Tape Value: xxFFFFFFFFFFFFFFxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMxx   Tape Value: xxFFFFFFFFFFFFFxx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: As per Note the property address is xx  Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Tape Value: Variance:    Variance %:    Comment: As per note property city is Jeanette.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history the legal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx.xx% which is greater than xx.xxx% hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85279648	xx	Unavailable	Not Applicable	52.652%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$4,428.51	6.000%	$810.51	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx.
The chain of assignment has been completed. Currently, the mortgage is with xx”
No active judgments or liens have been found.
The annual combined taxes of xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for payment is xx The last payment was received on xx in the amount of $ xx which was applied for xx The UPB is reflected in the latest payment history in the amount of $xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx. The UPB is reflected in the latest payment history in the amount of $xx. The MFR has been filed by the lender xx.
The RFD is unable to be determined; however, the comment dated xx states borrower has the ability to repay the loan.
The borrower had recently filed for bankruptcy under chapterxx with the case# xx on xx. The POC was filed on xx for the secured claim amount of $xx and the arrearage amount is $xx. The plan has not been confirmed yet. The motion for relief was filed on xx.
The loan has been modified once since origination on xx.
As per the servicing comments dated xx the subject property is occupied by the owner. No damage or repair has been found.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:According to servicing comment dated xx the FC sale held on xx was canceled (Rescinded) due to the bankruptcy filed by the borrower on xx (prior to sale).  After that, the sale was again held on xx and the property was sold back to the lender xx.  This FC sale was also rescinded (canceled) due to the bankruptcy filed by the borrower on the day of the sale under chapter xx case#xx.  The sale rescission was done on xx. The loan is active in bankruptcy.
Bankruptcy Comments:The borrower had filed for bankruptcy under chapterxx with the case# xx on xx. The POC was filed on xx for the secured claim amount of $xx and the arrearage amount is $xx. The plan has not been confirmed yet . The motion for relief was filed on xx. The postposition due date is xx. No further details have been found.	This loan modification agreement was made between xx. The borrower promises to pay the new UPB in the amount of $xx with a fixed modified interest rate of xx beginning from xx till the maturity date xx. The interest bearing amount is $xx and the amount of deferred balance is $xx.There is a provision that xx of the deferred principal balance is eligible for forgiveness.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Complaint Filed |---| |----| Comment: As per the servicing comments, the sale was held on xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: The review of the collection comment shows that the loan is in active bankruptcy.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per modification agreement, the deferred balance is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, the stated remaining terms are xx months   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: As per modification agreement, the MOd first date is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: xx   Variance %: xx   Comment: As per note, the original principal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original CLTV rate is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Henry   Tape Value: Variance:    Variance %:    Comment: The subject property county is Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history, the total debt is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is "Moderate" due to failure of TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. TILA APR Test: FAIL Loan data x.xxx% Comparison x.xxx%  Variance -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
x.Waiver of Borrowers Righthand Closing Attorney Affidavit
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7092252	xx	543	656	34.773%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$2,874.62	8.375%	$640.06	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment has been completed currently. The mortgage is with xx
There is no liens/judgments against borrower/property.
Annual county taxes have been paid in the amount of $xx
Taxes have been delinquent in the amount of $xx for the year xx
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification terms. The borrower is currently x months behind his scheduled payments.	Collections Comments: xx had filed bankruptcy under Chapterxx Case#xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
The modification of plan filed on xx shows that debtor (borrower) will pay to xx the sum of $xx for xx months.
Voluntary petition was filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
No further information is available to understand the current status of foreclosure process.
This loan modification agreement was made between borrower and Lender on xx. Borrower promises to pay the new UPB in the amount of $xx with fixed modified interest rate of xx  and P&I of $xx beginning from xx till the maturity date xx. The loan has been modified once since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx had filed bankruptcy under Chapterxx Case#xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to xx the sum of $xx for xx months.
The modification of plan filed on xx shows that debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition was filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
This loan modification agreement was made between borrower and Lender on xx. Borrower promises to pay the new UPB in the amount of $xx with fixed modified interest rate of xx and P&I of $xx beginning from xx till the maturity date xx. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, xx Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per modification agreement, the deferred balance is xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xxx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement, the last modified on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, the stated remaining terms are xx months.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement, the first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: As per the note, the subject property address is xx  Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history, the total debt is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history, the Unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx.xx% which is greater than xx.xxx% hence MI certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosure is missing from the loan file.
The Choice of Insurance Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79299977	xx	680	Not Applicable	46.817%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$315.90	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes of xx have been paid in the amount of xx.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent from x months and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payment as per the modification agreement which was made on xx.	Collections Comments:As per the servicing comment as of xx the loan is active in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payment as per the modification agreement which was made on xx.
The reason for default is curtailment of income.
The foreclosure was initiated in xx and file was referred to an attorney on xx. The maximum bid amount is $xx.The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The chapter xx plan was confirmed on xx. The debtor was promise to pay for trustee in the amount of $xx for xx months. The POC was filed by xx on xx for secured claim amount is $xx and arrearage amount is $xx.
As per the inspection report dated xx the subject property is owner occupied with average condition. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and file was referred to an attorney on xx. The maximum bid amount is $xx.The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The chapter xx plan was confirmed on xx. The debtor was promise to pay for trustee in the amount of $xx for xx months. The POC was filed by x on xx for secured claim amount is $xx and arrearage amount is $xx.	The loan was modified twice since origination. The borrower has been maxxthe payment as per the modification agreement which was made on xx between the borrower xx and lender xx. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the in the amount of $xx with the interest rate of xx beginning on xx till maturity date of xx.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Complaint Filed |---| |----| Comment: The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx instead of xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI required.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan original maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification first payment date is xx instead of xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV Ration percent is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Togal Debt / legal balance per payment history is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Unpaid current principal balane (UPB) per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The Additional Fees disclosures are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89130257	xx	Unavailable	Not Applicable	36.153%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx
There are x civil judgments, x junior mortgage and x state tax lien against the borrower.
The first civil judgment was recorded on xx however, the amount is not available.
The second civil judgment was recorded on xx
The junior mortgage was originated on xx.
The county taxes of xx have been paid in the amount of $xx. No prior delinquency has been found.
According to payment history as of dated xx the borrower is delinquent for xx months and next due is xx. The last payment was received on xx for the amount of $xx(PITI), applied to xx. The monthly P&I is $xx with an interest rate of xx. As per payment history report, the new UPB is $xx. The borrower made his last payment as per the original note.	Collections Comments:According to servicing comment dated xx currently, the loan is in active bankruptcy.
According to payment history, the borrower is delinquent for xx months and next due for xx. The last payment was received on xx for the amount of $xx which was applied to xx. As per the payment history report, the new UPB is $xx. Currently, the payment was done as per the original note.
The reason for default is unavailable in collection comments.
The foreclosure was initiated and was referred to an attorney on xx. The complaint was filed on xx with case# xx-CVxx The service was completed on xx. The borrower intention is to keep the subject property. However, the foreclosure procedure is put on hold due to borrower filed bankruptcy on xx. No further information has been found.
The borrower xx had filed for bankruptcy under chapterxx with the case# xx on xx.
The chapter xx plan was filed on xx as per plan the debtor supposed to pay the trustee the amount of $xx per month.
The chapter xx plan was filed on xx as per plan the debtor supposed to pay the trustee the amount of $xx per month for x months then $xx for xx months and then $xx for the remainder.
The POC was filed by the lender xx on xx the amount of POC is $xx and the amount of arrearage is $xx.
The plan was confirmed on xx. No further information has been found. No information has been found related to cram down. The reason for default is unable to determine according to the servicing comments.
As per the collection comment dated xx the subject property is owner-occupied with good condition. No damage and repairs have been found.
The inspection report dated xx and located at (“xx”) the subject property is owner-occupied. The repairs are done in the total amount of $xx.
The exterior paint has been done in the amount of $xx and front window door has been replaced of $xx.

Foreclosure Comments:The foreclosure was initiated and was referred to attorney on xx. The complaint was filed on xx with case# xx-CVxx The service was completed on xx. The borrower intends to keep the subject property. However, the foreclosure procedure is put on hold due to borrower filed bankruptcy on xx. No further information has been found.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapterxx with the case# xx on xx.
The chapter xx plan was filed on xx as per plan the debtor suppose to pay the trustee the amount of $xx. Per month.
The amended chapter xx plan was filed on xx as per plan the debtor suppose to pay the trustee the amount of $xx per month for x months then $xx for xx months and then $xx for the remainder.
The POC was filed  by the lender xx on xx the amount of POC is $xx and the amount of arrearage is $xxx.
Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Foreclosure |---| |----| Comment: The current status of the loan is in active bankruptcy, however tape reflects as foreclosure. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan is not modified yet.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Total Debt / Legal Balance per Payment History is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
As  Loan Data $x,xxx.xx Comparison Data $x,xxx.xx Variance +$xx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the xx state.
The below disclosures are missing from the loan file.
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32630795	xx	Unavailable	Not Applicable	16.499%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$906.36	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortgage was recorded on xx
The chain of assignment has been completed as currently the assignment is with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment combined taxes for the year of xx has been paid in the amount of xx on xx.
x) x installment combined taxes for the year of xx are due for the amount of xx till xx
No prior year delinquent taxes had been found pending.	Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to payment histry is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the order confirming plan entered on xx.	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The borrower is currently delinquent with the loan payments for x months. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the order confirming plan entered on xx located at (Doc#xx).
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan was later confirmed on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan was later confirmed on xx.
The lender x had filed POC on xx with claim amount of $xx with arrearage in the amount of $xx.
According to order confirming plan entered on xx located at (Doc#xx) the fair market value at the time of filing was $xx. The allowed secured claim provided for herein will be paid at xx interest and amortized over a period of xx years for a monthly payment of $xx.	Loan Modification agreement was made between borrower xx on effective date xx.
The borrower agree to pay the UPB of $xx with interest rate of xx and P&I of $xx with fixed amortized type beginning from first payment date xx  and ends with the maturity date of xx.
In addition there is a clause in the modification agreement which states that the $xx has been reduced from the  unpaid principal balance of $xx. Hence, the interest bearing amount is in the amount of $xx.

Credit Report Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: According to modification agreement doc date of modification is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: According to payment history string is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to modification agreement the stated maurity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: According to payment history the current UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32639269	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been found.
There is a hospital lien in favor of xx in the amount of $xx.
Annual installment of combined jurisdiction tax of xx has been delinquent in the amount of $xx which was due on xx.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, it was noted that the borrower was delinquent for the payments of xx xx & xx currently, the loan is performing and the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest collection comments.
The loan has never been modified since origination. The borrower has been maxxthe payments as per the note.
The borrower xx had filed bankruptcy chapter x with the case #xx on xx. The debtor was standardly discharged on xx and the case got terminated on xx. The date of the last filing is xx.
No comments have been found regarding the foreclosure in the latest comments.
The latest BPO dated xx shows that the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
No comment has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy chapter x with the case #xx on xx. The debtor was standardly discharged on xx and the case got terminated on xx. The date of the last filing is xx.	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per note original principle balance is $xx however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note doc date is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xx   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Application is missing from the loan file however tape data shows Post close DTI is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xx   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Application is missing from the loan file however tape data shows Post close housing ratio is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per note stated maturity date is xx however tape data shows xx. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at (Rehab Rider), Which states that The Original Note has been misplaced and/Or Lost."	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x)     "Missing Appraisal Completion Cert (xxxxD).  The Appraisal report dated xx/xx/xxxx reflects the subject property is " Subject to Completion" based upon completion of construction per provided construction exhibits, plans and specifications."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49140619	xx	648	Not Applicable	42.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There is a senior civil judgment in the amount of $xx. Annual combined taxes of xx have been paid in the amount of xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxthe payments regularly. The last payment was received on xx and that was applied for the due date xx. The next payment is due on xx. As per payment history, the current UPB is $xx. The borrower has been maxxpayments according to the original note terms.

Collections Comments:The loan is performing. The borrower is maxxthe payments regularly. The last payment was received on xx and that was applied for the due date xx. The next payment is due on xx. The loan has never modified since origination. No evidence of bankruptcy and foreclosure has been found. No comment has been found regarding the borrower’s intention. No comments have been available regarding the occupancy and condition of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "ComplianceEase risk indicator is elevated as the loan is failing for tax related fees test.
																									Tax Service Fee Test is fail. Loan data is $xx.xx and comparison data is $x.xx. Hence, the variance is +$xx.xx."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93855256	xx	703	Not Applicable	33.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is still with the lender, MERS as nominee for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xx have been paid in full in the amount of xx on xx.

No prior year delinquent taxes have been found in the updated title report.
Review of the updated payment history as of xx shows that the loan is currently performing well and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of $xx for the due date of xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the original Note terms.
Collections Comments:The loan is currently performing well and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of $xx for the due date of xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the original Note terms.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
The exterior BPO is available in the loan file dated xx (Locator#xx_xx_xx_xx_xxpdf) which states that the subject property is in average condition and it is occupied by borrower. No damages have been reported and the "as is" value of the property is $xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No Discrepancies. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to note first payment date is xx. However, tape data show as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: According to final application DTI is xx. However, tape data shows as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: According to final application post close housing ratio is xx . however, tape data show as xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to note stated maturity date is xx. However, tape data shows as xx.   Tape Source: Initial   Tape Type:
																					Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -x Variance %: xx Comment: According to note stated remaining term is xx. However, tape data show as xx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18025729	xx	Unavailable	Not Applicable	25.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes of xx are delinquent in the amount of $xx with the good though date xx.
Review of the payment history is available from xx to xx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active bankruptcy. The borrower had filed the BK under the chapter xxth case# xx on xx and the plan was confirmed on xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx. Review of the payment history is available from xx to xx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx on xx and the plan was confirmed on xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.	Not Applicable	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Missing Dicsloures Notice of Servicing Transfer	Field: Current Bankruptcy Post Petition Due Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per tape data current bankruptcy post-petition due date is xx however according to collection comment it is xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data first payment date is xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data mod step indicator is no, however according to collection comment it is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCxCCCCCCCCCxCCC   Variance:    Variance %:    Comment: As per tape data payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCCxCCCCCCCCCxCxx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data stated maturity date is xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data total debt / legal balance per payment history is $xx however according to collection comment it is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per tape data unpaid current principal balance (UPB) per payment history is $xx however according to collection comment it is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The available copy HUD-1 xx is not scanned property from the bottom side. The 300 and 1300 sections are not legible."
* Not all borrowers signed HUD (Lvl 3) "The available copy of HUD-1 is not signed by borrowers."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45057751	xx	Unavailable	Not Applicable	51.068%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
x) Certificate of judgment against the borrower xx in favor of xx.
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.
Provided payment history as of xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The borrower is not maxxregular payments as per note P&I. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx to xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The borrower is not maxxregular payments as per note P&I. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.
According to the servicing comments, the subject property is owner occupied. The borrower is not maxxregular payments as per note P&I. The loan was not yet modified since origination.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx plan with case # xx on xx. The plan was confirmed on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx plan with case # xx on xx. The plan was confirmed on xx.
According to the chapter xx plan dated xx the debtor shall pay to the trustee the sum of $xx per month for xx months.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xx Tape Value: $xx |---| $xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: x   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows as moderate due to GSE (Freddie Mac public guidelines) Predatory Lending Guidance, Points and Fees Test failed.

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase state regulations Test failed due to Prepayment Penalty Term Test failed.

This loan failed the prepayment penalty term test. (Fannie Mae xxxx Selling Guide, Part IV, xxx.xx)
The loan charges a prepayment penalty with a term exceeding x years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by all the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90555723	xx	Unavailable	Not Applicable	47.734%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx and that was applied for the due date xx. The next payment is due on xx As per payment history, the current UPB is $xx.	Collections Comments:The loan is in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx. The voluntary petition was filed on xx. As per chapter xx plan dated xx the debtor shall pay $xx per month to the trustee for xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage of $xx. No evidence of foreclosure has been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx and that was applied for the due date xx. The next payment is due on xx. The loan was never modified since origination. No information has been found regarding borrower’s intention and reason for default. No comment has been found regarding the condition and occupancy of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx. The voluntary petition was filed on xx. As per chapter xx plan dated xx the debtor shall pay $xx per month to the trustee for xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage of $xx.	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per tape data, current bankruptcy case number is xx However, review of the available loan files states that it is xx Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, does lender G/L require MI? is no. However, review of the available loan files states that it is not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, mod step indicator is no. However, review of the available loan files states that it is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string reversed is xx However, review of the available loan files states that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string reversed is xx However, review of the available loan files states that it is xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, prepayment penalty doc status is No. However, review of the available loan files states that it is yes.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data, total debt / legal balance per payment history is $xx. However, review of the available loan files states that it is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per tape data, current principal balance (UPB) per payment history is $xx. However, review of the available loan files states that it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88433854	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx.

The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active bankruptcy.
The borrower had filed the BK under the chapter xxth case# xx on xx and the plan was confirmed on xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx.  The POC amount is $xx and total arrearage amount is $xx. Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xxand the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx on xx and the plan was confirmed on xx. Under amended chapterxx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value:    Variance:    Variance %:    Comment: Last name xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment string is xx   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Legal balance $xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Current UPB is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, loan data:  $xxx,xxx.xx, comparison data :  $xxx,xxx.xx, variance: -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL,  loan data:  $xxx,xxx.xx, comparison data : $xxx,xxx.xx, variance: -$xxx.xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62317319	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$552.04	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with  xx.
No active judgments or liens have been found.
Annual installment of combined jurisdiction tax of xx has been paid in the amount of xx on xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower has been delinquent for x months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for x months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest collection comments.
The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower) xx and (Lender) xx on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity xx. There is no provision for the balloon payment.
The borrower xx  had filed Bankruptcy under chapterxx with the case # xx on xx and the plan was confirmed on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for a period of xx months. The POC was filed on xx with the secured claim amount of $xx and the arrearage is in the amount of $xx. The date of the last filing is xx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The latest BPO report dated xx shows that the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapterxx with the case # xx on xx and the plan was confirmed on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for a period of xx months. The POC was filed on xx with the secured claim amount of $xx and the arrearage is in the amount of $xx. The date of the last filing is xx.	This loan modification agreement was made between xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Balloon Indicator is No. however, the tape data reflects Yes. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx-WLH   Variance:    Variance %:    Comment: Current Bankruptcy Case Number is xx However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Doc Date of Last Modification is xx. however, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: xx   Comment: Loan Original Maturity Term Months are xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment Penalty Doc Status is Yes. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Postal Code is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date os xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xxx   Variance %: xx   Comment: Total Debt / Legal Balance per Payment History is $xx. However, the tape data reflects $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Unpaid Current Principal Balance per Payment History is $xx. However, the tape data reflects $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result:  FAIL; Loan Data:  $xxx,xxx.xx; Comparison Data: $xxx,xxx.xx; Variance: -$xxx.xx.
This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data:  $xxx,xxx.xx; Comparison Data:  $xxx,xxx.xx; Variance: -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at XX State. The following state disclosures are missing from the loan file.
x. ?Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
x. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3824931	xx	Unavailable	Not Applicable	35.733%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title report dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment was from xx.
There is junior mortgage against the subject property is in the favor of xx.
There is active hospital lien against the borrower xx.
Annual combined taxes of xx have been paid on xx in the amount of xx.
Annual combined taxes of xx have been paid on xx in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx the borrower is currently delinquent for xx months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of $xx. The borrower has been maxxpayment as per the note.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
It has been unable to determine the reason for default and intention of the borrower from the available servicing comments.
The loan has not been modified once since origination. The borrower has been maxxpayment as per the note.
No foreclosure activity has been found.
The borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xx to the trustee. The POC was filed by the creditor xx on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down.  The date of last filing bankruptcy was on xx.
As per the BPO report dated xx which was located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xx to the trustee. The POC was filed by the creditor LPP Mortgage LTD on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down. The date of last filing bankruptcy was on xx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The loan has not modified. Hence, it is not applicable. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is prepayment rider is available in the note file. Hence, it is prepayment penalty doc status is Yes.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history total debt is $xx; however tape reflects $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: UPB per payment history is $xx; however, tape data reflects with $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed TILA Finance Charge Test fail.
This loan failed TILA Foreclosure Rescission Finance Charge Test fail.
This loan failed TILA Right of Rescission Test fail."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5171373	xx	656	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$574.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
No active judgments or liens have been found.
The annual combined taxes of xx have been paid in the amount of $xx on xx.
No prior years delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current UPB reflected as per the payment history is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement xx	Collections Comments:According to the servicing comments, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current UPB reflected as per the payment history is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement xx.
Reason for default is unable to be determined.
The loan had been modified on xx. The unpaid principal balance was $xx with the interest rate of xx. The borrower promises to pay the monthly P&I of $xx beginning from xx. The maturity is xx.
No evidences have been found regarding the foreclosure in the latest xx months servicing comments.
According to the PACER, the borrower xx had filed the bankruptcy under Chapter- xx with the case# xx on xx. According to the Chapter xx plan, the debtor shall pay to the trustee the sum of $xx bi-weekly for xx months. The plan was confirmed on xx. The date of the last filing of bankruptcy was xx.
No evidences have been found regarding the occupancy in the latest xx months of servicing comments.
No BPO and inspection reports have been provided.
In addition, the name affidavit is located at (xx_LON Disclosure_Other_xxxx_xxxx Various Closing Disclosures_xx) shows that the borrower is also known as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under Chapter- xx with the case# xx on xx. According to the Chapter xx plan, the debtor shall pay to the trustee the sum of $xx bi-weekly for xx months. The plan was confirmed on xx. The date of the last filing of bankruptcy was xx.	This modification agreement was made between the borrowers xx
The unpaid principal balance was $xx with the interest rate of xx. The borrower promises to pay the monthly P&I of $xx beginning from xx. The maturity is xx.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Performing Tape Value: Bankruptcy |---| |----| Comment: The current legal status is performing. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was xx and the Lender did not require MI according to the appraisal   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Original Note reflects the Loan Maturity Term in Months as xx. The last Modification added xx months to the term and the new Term in Months is xx..   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCC   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note there is prepayment penalty rider in the loan file.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total Debt / Legal Balance per Payment History is $xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application/xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Brokerage/Finder Fee Test: FAIL, Loan Data: $x,xxx.xx, Comparison Data: $x,xxx.xx and Variance: +$xxx.xx.
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State. The following state disclosures are missing from the loan file:
x. Placement of Insurance Disclosure.
x. Availability of Title Insurance.
x. TN Consent to Disclosure of Insurance Information.
x. Choice of Agent/insurer.
x. Insurance Solicitation/Post Commitment."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7806085	xx	Unavailable	Not Applicable	41.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is from xx.
No active judgment and liens have been found.
Annual combined installment taxes of xx have been exempted.
According to a review of the payment history as of xx the borrower is currently delinquent for xx months and the next due date for the regular payment is xx The last payment was received on xx in the amount of $xx which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of $xx. The borrower has been maxxpayment as per the note.	Collections Comments: According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
It has been unable to determine the reason for default from the servicing comment.
The loan has not been modified once since origination. The borrower has been maxxpayment as per the note.
No foreclosure activity has been initiated.
The borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xx to the trustee. The POC was filed by xx on xx with the POC amount of $xx and the amount of arrearage is $xx. The Schedule-D in Voluntary petition shows $xx as unsecured portion out of claim amount $xx. The motion for relief from automatic stay was filed by the servicer on xx as the borrower was past due from xx to xx with the total amount of $xx. The motion was granted on xx. The debtor's plan should be amended and the new arrearage payment was $xx. The debtor should resume the monthly payment from xx. No comment has been found indicating a cram down.  Last time the bankruptcy was filed on xx.
As per the property inspection report dated xx which was located at “xx”  the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xx to the trustee. The POC was filed by the MGC as servicer for xx on xx with the POC amount of $xx and the amount of arrearage is $xx. The Schedule-D in Voluntary petition shows $xx as unsecured portion out of claim amount $xx. The motion for relief from automatic stay was filed by the servicer on xx as the borrower was past due from xx to xx with the total amount of $xx. The motion was granted on xx. The debtor's plan should be amended and the new arrearage payment was $xx. The debtor should resume the monthly payment from xx. No comment has been found indicating a cram down. Last bankruptcy was filed on xx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The bankruptcy case number is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI. Hence, it is not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan has not modified. Hence, mod step indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx     Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history the total debt/legal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xxx Variance %: xx Comment: UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed GSE point and fees test fail."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. However following require state disclosures are missing from the loan file.
x. MO Collateral Protection Act Notice.
x. Borrowers Choice of Insurer orAgent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82526144	xx	Unavailable	Not Applicable	43.401%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.400%	$1,258.52	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
The combined annual taxes of xx xx and xx have been paid total in the amount of $xx.
No delinquent taxes have been found for the prior year	Review of updated payment history shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx. The borrower has been maxxpayments as per mod dated xx	Collections Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. As per plan the shall seek loss mitigation or consensual mortgage modification. No payment will be made by the trustee on this claim. The loan was modified on xx and mod located at "Jordan, Recorded Loan Mod".
Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.

The loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx. The borrower has been maxxpayments as per mod dated xx.
The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of $xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx %.

As per latest BPO report dated xx the subject property is occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. As per plan the shall seek loss mitigation or consensual mortgage modification. No payment will be made by the trustee on this claim. The loan was modified on xx and mod located at "Jordan, Recorded Loan Mod".
Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.	The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xx Tape Value: $xx |---| $xxx |----| xx Comment: Corporate advance is ($xx). Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan original maturity term months xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod step x date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod Step x date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Mod step x P&I is $xx.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCCCCCCCCxx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total debt/legal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as this loan failed the TILA APR test.
Final TIL is missing from the loan files. However, APR updated as x.xxx% hence, annual percentage rate is less than stated original rate."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
Final TIL is missing from the loan files. However, APR updated as x.xxx% hence, annual percentage rate is less than stated original rate.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan.
x. Agent Preference Disclosure
x. Casualty Insurance Disclosure
x. Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66965458	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx.
Active judgments or liens have been found pending are as follows:
x) There is a water/sewer/utilities lien against the subject property in favor of xx.
x) Civil Judgment against the borrower xx.
x) Civil Judgment against the borrower xx.
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx reveals that the loan is performing. The next due date for the payment is xx. The borrower is maxxregular payments as per note P&I. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.	Collections Comments:Loan is performing. Provided payment history from xx to xx reveals that the loan is performing. The next due date for the payment is xx. The borrower is maxxregular payments as per note P&I. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is maxxregular payments as per note P&I. The loan was not yet modified since origination.
No information pertaining to bankruptcy has been found in the latest xx months servicing comments.
The borrower Kathy Ivy had filed bankruptcy under chapter xx plan with case # xx on xx. The plan was confirmed on xx. The bankruptcy case was further discharged on xx and also got terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx plan with case # xx on xx. The plan was confirmed on xx. The bankruptcy case was further discharged on xx and also got terminated on xx.
According to the chapter xx plan dated xx the debtor shall pay to the trustee the sum of $xx bi-weekly for the total period of xx months.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xx Tape Value: $xx |---| $xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: The review of the collection comment shows that the loan is in Performing state.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCC   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCCCCxx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note, there is prepayment penalty provision.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history, the total debt is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per payment history, the unpaid current principal balance is $xxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
633161	xx	Unavailable	Not Applicable	53.633%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,078.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the mortgage which was dated xx
There are active judgments and liens as follows:
x. A junior mortgage is in the amount of $xx in the favor of xx.
x. A civil judgment is in the amount of $xx in the favor of xx
All priors taxes are paid. No prior delinquent taxes have been foundx	Review of the payment history states that the borrower is current. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the amount of $xx.
The borrower is maxxpayments as per the modification.	Collections Comments:The loan is performing. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the amount of $xx. The borrower is maxxpayments as per the modification.
The borrower xx filed bankruptcy under chapter xx case#xx on xx and the plan was confirmed on xx.
The foreclosure was initiated in the loan and was put on hold due to the bankruptcy.
The updated title report states that a junior mortgage and civil judgment filed.  No prior delinquent taxes have been found. The occupancy is occupied by the owner and the subject property is in average condition as per the BPO dated xx.
Foreclosure Comments:The foreclosure was initiated in the loan. The complaint was filed on xx and the notice of lis pendens was filed on xx.
The foreclosure was put on hold due to bankruptcy.
Bankruptcy Comments:The borrower xx filed bankruptcy under chapter xx case#xx on xx and the case was confirmed on xx. The schedule D of the voluntary petition filed on xx states that the secured claim is $xx and the unsecured claim is $xx. The POC filed on xx states that the POC amount is $xx and the amount of arrearage is $xx. The Order Confirming Chapter xx Plan filed on xx states that the plan is confirmed. As per the Order Granting Debtor's Motion to Modify Confirmed Plan filed on xx the debtor shall pay $xx for x-x months and $xx for xx months.	Loan modification agreement made between the borrowers xx. The modification is a two-step modification. The new interest rate is xx with P&I is xx. The new maturity date is xx.	Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: The loan is in bankruptcy. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: As per the mod.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The tape reflects the MI as not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note the loan is interest only for xx months.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note the loan original maturity term months is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment: Not available as per the mod.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note the next pay change date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCC   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCCCCCCCCxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx     Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The total debt/legal balance per payment history is $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: As per the payment history. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure document is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. However following disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
																									* Operative index value is unable to confirm (Lvl x) "Unable to determine operative index value from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70178257	xx	Unavailable	Not Applicable	59.476%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was recorded on xx The chain of assignment has been completed as currently the assignment is with xx.	Review of payment history as of dated xx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The borrower is maxxadvance payments. The next due is xx. The last payment was received on xx in the total amount of $xx for the due date of xx The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the original note terms.	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The borrower is maxxadvance payments. The next due is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the original note terms.
The available notice of lis pendens shows that the foreclosure complaint was filed on xx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan was later confirmed on xx.
The available BPO report dated xx located at (xx_xx_xx) shows that the subject property is owner occupant and is in average condition with no visible damages or repairs.
Foreclosure Comments:The available notice of lis pendens shows that the foreclosure complaint was filed on xx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx. No more information regarding the foreclosure activity is available in the collection comments.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan was later confirmed on xx.
The lender had filed POC on xx in the claim amount of $xx with arrearage in the amount of $xx.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: ARM Index Type Loan Value: Treasury - One Year Tape Value: Treasury - MTA |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCxCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCxCCxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for xx
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test as;
Prohibited Fees Test: FAIL $x,xxx.xx $x.xx +$x,xxx.xx
The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21062478	xx	650	Not Applicable	26.782%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$142,187.45	2.000%	$494.97	xx/xx/xxxx	Financial Hardship	The update title report dated xx shows the subject mortgage was originated on xx.
No liens or judgments have been found open.
The first half county taxes for the year xx are paid on xx in the amount of xx. The second half county taxes for the year xx are due on xx in the amount of xx. There are no prior delinquent taxes found open.
Review of updated payment history, the subject loan is currently performing and the next due for payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. Borrower is currently maxxpayments according to the Modification terms.	Collections Comments:The collection comments dated xx the subject loan is currently performing and the next due for payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. Borrower is currently maxxpayments according to the Modification terms.
xx has filed Bankruptcy under chapterxx on xx with the case#xx & the plan was confirmed on xx.
As per tape data the foreclosure was initiated and file was referred to attorney on xx. No further information is available in the comments or loan file.
The first half county taxes for the year xx are paid on xx in the amount of $xx. The second half county taxes for the year xx are due on xx in the amount of $xx.  No prior delinquent taxes have been found open.
As per comment dated xx the total loss amount was $xx. The insurance company is xx. The contractor name is XX. As per comment dated xx three checks are received and deposited IAO $xx $xx and $xx. As per comment dated xx the inspection report states the repairs are xx complete and the mortgagor is satisfied with the repairs.
Foreclosure Comments:As per tape data the foreclosure was initiated and file was referred to attorney on xx. No further information is available in the comments or loan file.
Bankruptcy Comments: xx has filed Bankruptcy under chapterxx on xx with the case#xx & the plan was confirmed on xx. According to the Chapterxx plan, debtor shall pay $xx monthly for xx months. POC was filed on xx and secured claim amount is $xx with an arrearage amount of $xx. Borrower is currently on active bankruptcy.	The step loan modification agreement was made between xx. This step modification agreement consists of x steps. The new principal balance is $xx from which xx is deferred. Therefore interest bearing amount is $xx. The amount of $xx is eligible for forgiveness (deferred principal reduction amount). Provided the borrower is not in default on new payments such that equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries of xx the lender shall reduce the Deferred. The new P&I start from $xx and interest rate starts from xx. The payments begin from xx till new maturity date of xx.
This loan has been modified previously on xx.	Loan Program Info Disclosure	Field: Deferred Balance Amount Loan Value: $xx Tape Value: $xx |---| $xx |----| xx Comment: Deferred amount if $xxx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Deferred amount if $xxx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Escrow balance is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: It is Interest only ARM loan   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan term is xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCCCCCCxx   Variance:    Variance %:    Comment: Payment string is xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is prepayment panalty   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: suspense balance is xx   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total dept is $xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: UPB is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35341848	xx	689	Not Applicable	43.155%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete as the subject mortgage is currently with xx.
There is Certificate of Tax Sale issued against property for the delinquent taxes of xx (#xx) in the amount of $xx in favor of xx
No tax information has been found in the updated title report.
As per the review of payment history, the borrower is delinquent for more than xx days. The last payment was received on xx in the amount xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of $xx.
Collections Comments:Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan was confirmed on xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. Schedule-D in Voluntary petition shows $xx as unsecured portion out of claim amount $xx No document or servicing comments were found that indicates property had a cram down. Motion for relief was filed on xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. Summon & complaint of foreclosure was filed  on xx and servicing was completed on xx. Judgment was entered on xx in the amount of $xx and sale date schedule for xx. Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent for more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx.   As per payment history, the current UPB is being reflected in the amount of $xx.
Reason for default unable to be confirmed from the servicing comment.
According to latest property inspection report dated xx subject property is owner occupied and average condition. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. Summon & complaint of foreclosure was filed  on xx and servicing was completed on xx. Judgment was entered on xx in the amount of $xx and sale date schedule for xx. Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. Schedule-D in Voluntary petition shows $xx as unsecured portion out of claim amount $xx No document or servicing comments were found that indicates property had a cram down. Motion for relief filed on xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No descripencies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xFFFxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFFFFx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Total Debt / Legal Balance per Payment History is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State.
Following state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39296067	xx	Unavailable	Not Applicable	76.516%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx with the lender xx. The chain of assignment is complete; currently assignment is with xx. There is civil judgment against the borrower in amount of xx which was recorded on xx. The combined taxes for the year of xx (parcel #xx) are delinquent in the amount of xx for due date xx. There is senior mortgage which was originated on xx and recorded on xx prior to the subject mortgage, in amount of $xx. No active judgments and liens have been found.	Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The Borrower is maxxthe payment as per the ARM note terms that would be xx and modified P&I $xx.	Collections Comments:According to the BPO inspection report dated xx (located- xx_xx_xx_xx.pdf), subject property had damaged with estimated repair cost $xx; however, nature of damage has not been found. The property is occupied by owner is in average condition and no details have been found regarding the insurance claim. However, as per the collection comment the subject property is occupied and no visible damages/repairs have been found.

Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The payment history reflects current unpaid principal balance is in the amount of $xx.  The Borrower is maxxthe payment as per the ARM note terms that would be xx and modified P&I $xx.

As per updated title report dated xx the subject mortgage went on lower lien position due to issue in the recording sequence issue. The subject mortgage was originated on xx with lender xx. According to affidavit of lost document (Ln#xxpdf #pgxx) which was recorded on xx with instrumexx/xx/xxxxx/x, the original mortgage has been lost, misplaced or destroyed and never has been recorded. However, this affidavit is being given to evidence of record the interest of xx and same has been considered as recording evidence of the subject mortgage. However, between that time span of origination and recording of the subject mortgage,  another mortgage was originated on subject property dated xx with xx and recorded prior to the subject mortgage on xx with instrumexx/xx/xxxxxx/ xx/x. However, this recording sequence issue leads lower lien position for the subject mortgage.

Bankruptcy filed by xx under the chapter xx case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx.  The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx. However, this plan was confirmed on xx. Further information is not available about the BK case.

No evidences have been found regarding foreclosure.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by xx under the chapter xx case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx. However, this plan was confirmed on xx. Further information is not available about the BK case.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Lifetime Floor Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: ARM Lifetime Floor Percent is xx. however, the tape data reflects xx. Tape Source: Initial Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String is xx However. the tape data reflects xxCCCCCCCCCCCCCCCCCC.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCCCCxx   Variance:    Variance %:    Comment: Payment History String Reversed is xx However, the tape data reflects CCCCCCCCCCxx   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total Debt/ Legal Balance per Payment History is $xx. However, the tape data reflects $xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Unpaid Current Principla per Payment History is $xx. However, the ta Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final application dated xx/xx/xxxx, the borrower monthly income is $xx and monthly expenses are given in the amount of xx"
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State. The following state disclosures are missing from the loan files.
x. ?MI Borrower's Bill of Rights.
x. ?MI Consumer Caution and Homeownership Counseling Notice
x. ?Choice of Insurance Agent."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76587778	xx	Unavailable	Not Applicable	27.307%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$454.03	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the subject mortgage originated on xx.
The chain of assignment is incomplete as there is break in assignment from xx.
No active judgments or liens have been found.
Tax Status:
First combined taxes of xx are due on xx in the amount of $xx.
Second combined taxes of xx are due on xx in the amount of $xx.
First & second combined taxes of xx have been paid in the total amount of xx.	The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
According to the PACER, xx (borrower) had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. POC was filed by xx on xx. Amended POC was filed on xx in the secured claim amount $xx and an arrearage in the amount of $xx. Amended Chapter xx Plan was filed on xx which states that arrearage will be paid $xx monthly and regular payment will be paid $xx monthly. This plan was confirmed on xx. Chapter xx Trustee's Final Report and Account (doc#xx) dated xx states that creditor claim principal was paid in the amount of $xx and arrearage was paid in the amount of $xx through bankruptcy. This case discharged on xx and it was terminated on xx.
There is no foreclosure proceedings found.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, Rick Dwayne Dockery (borrower) had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. POC was filed by xx on xx. Amended POC was filed on xx in the secured claim amount $xx and an arrearage in the amount of $xx. Amended Chapter xx Plan was filed on xx which states that arrearage will be paid $xx monthly and regular payment will be paid $xx monthly. This plan was confirmed on xx. Chapter xx Trustee's Final Report and Account (doc#xx) dated xx states that creditor claim principal was paid in the amount of $xx and arrearage was paid in the amount of $xx through bankruptcy. This case discharged on xx and it was terminated on xx.	The loan modification agreement was made between xx with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was xx and the modified P&I was $xx beginning on xx. The step rate was in x steps ending at rate xx and P&I will be $xx applicable from xx to maturity date xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (post-loan origination) is Yes but tape data shows No. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Current foreclosure doc locator is not applicable but tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable but tape data shows No.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loc documentation type is full documentation but tape data shows No Verif. Stated Income   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod step x date is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod step x rate is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod ste x date is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod te x rate is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod step x date is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod ste x rate is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod step x date is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod ste x rate is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (CLTV) is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is mmmmmxx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xxmmmmm but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid currnet principal balance (UPB) per payment history is $xx but tape data shows NULL. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
This loan failed the Indiana license validation test.
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Risk Indicator is Moderate due to
This loan failed the Indiana license validation test.
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. Loan data is $xxx,xxx.xx, comparison data is $xxx,xxx.xx and variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. Loan data is $xxx,xxx.xx, comparison data is $xxx,xxx.xx and variance is -$xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95727764	xx	Unavailable	Not Applicable	50.660%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.500%	$405.78	Unavailable	Financial Hardship
The review of the updated title report dated xx shows that the subject mortgage originated on xx.

 The chain of assignment is complete. The assignment was transferred from xx.
Combined annual county property taxes for the year of xx are due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
Active judgments and active liens are not found.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.
The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.
Collections Comments:According to the BPO located at xx the subject property is occupied by owner and no visible damage/repairs have been found. Review of collection comment dated xx shows that the subject property is occupied by owner however, no damages/repairs have been observed. The reason for default is illness of borrower.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.
The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.

The conventional fixed rate mortgage was originated on xx with rate of interest xx and P&I in the amount of $xx. Review of collection comment dated xx shows that the currently loan was modified with interest rate is xx and P&I is $xx and current modification is missing dated xx. Also tape data shows that the loan has been modified with maturity date is xx however latest pay history reflects the borrower is maxxpayment as per modified terms with interest rate that is xx and P&I in the amount of $xx. There is a reduction in P&I and rate of interest with respect to note data. However, Modification agreement is missing in the file.
The previous modification copy is available at doc locator “xx_pg#xx”.

Bankruptcy filed by xx under the chapter x case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is xx.
The bankruptcy was discharged of xx and was terminated on xx. Further information is not available about the BK case.

No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by xx under the chapter x case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is xx.
The bankruptcy was discharged of xx and was terminated on xx. Further information is not available about the BK case.	The conventional fixed rate mortgage was originated on xx with rate of interest xx and P&I in the amount of $xx. Review of collection comment dated xx shows that the currently loan was modified with interest rate is xx and P&I is $xx and current modification is missing dated xx Also tape data shows that the loan has been modified with maturity date is xx however latest pay history reflects the borrower is maxxpayment as per modified terms with interest rate that is xx and P&I in the amount of $xx. There is a reduction in P&I and rate of interest with respect to note data. However, Modification agreement is missing in the file.
The previous modification copy is available at doc locator xx.

Affiliated Business Disclosure Credit Report Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation tyoe is full documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data the original standard LTV is xx.However, as per review the original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape the payment history string is xxHowever as per review the payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape the payment history string reversed is xxHowever as per review the payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data the unpaid current principal balance per payment history is Null.However as per review the unpaid current principal balance per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is Moderate.
This loan fails state regulations:
This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. This loan fails interest rate test. The loan data ,comparison data and Variance is x.xxx% , x.xxx% and +x.xxx% respectively."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase state regulations test failed:
x) This loan fails interest rate test. The loan data ,comparison data and Variance is x.xxx% , x.xxx% and +x.xxx% respectively."
* MI, FHA or MIC missing and required (Lvl x)     "The required MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan files."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower.		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59153055	xx	Unavailable	Not Applicable	39.545%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$260.34	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the mortgage was originated on xx. The chain of assignment has been completed. Currently; the mortgage is with xx. There are two credit card judgments open against xx. Tax Status: Second installment county taxes of xx are due on xx in the amount of $xx. First installment county taxes of xx have been paid in the amount of $xx. Annual county taxes of xx have been paid in the amount of $xx. Annual county taxes of xx have been paid in the amount of $xx.	The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as of xx reveals that the borrower has been delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
There is no foreclosure proceeding found.
There is no bankruptcy filing found by borrower.
According to collection comment dated xx the property roof damages due to wind/hail and loss dated was xx. The property had loss in the amount of $xx. Borrower had received the claim check from xx in the amount of $xx for damages. Comment dated xx states that property had another loss due to wind & hail on xx and borrower had received check in the amount of $xx for this damages. Comment dated xx states that borrower said contractor has been repairing the roof little by little. The total damages to the property in the amount of $xx. No further details have been found that repairs have been completed or not. Latest BPO report is not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx with the new modified unpaid principal balance is $xx. This modification agreement consists of principal forgiveness in the amount of $xx. The interest bearing amount was $xx with step rate starting interest rate was xx and the modified P&I was $xx beginning on xx. The step rate was in x steps ending at rate xx and P&I will be $xx applicable from xx to maturity date xx.	Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: As per the modification agreement there is no deferred balance.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: LTV is greater than xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan amortization type as per the note is fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the apraisal report the OLTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per the payment history is $xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD is not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. Loan Data: x.xxx% Comparison Data:x.xxx% Variance:-x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx%, hence required MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Final HUD-x shows settlement date is xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,663.70	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50524319	xx	Unavailable	Not Applicable	22.418%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$482.20	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx xx.
No active liens and judgments have been found against the borrower and subject property.
First and second installment county taxes for the year of xx have been paid in the amount of $xx.
First installment county taxes for the year of xx have been paid in the amount of $xx.
Second installment county taxes for the year of xx have been due in the amount of $xx which was due on xx.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent from x months and next due date is xx. The last payment was received date is unable to be determined. As per the tape data, the P&I is $xx and interest rate is xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement which was made on xx.	Collections Comments:According to the servicing comment as of xx the loan is in the collection and next due date is xx. The last payment was received date is unable to be determined. As per the tape data, the P&I is $xx and interest rate is xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement which was made on xx.
The reason for default is loss the job.
The borrower did not file the bankruptcy.
No, any details have been found regarding the foreclosure.
The subject property is owner occupied. No damage and repairs have been found.

Update:
As per servicing comment dated xx the property is owner-occupied.
As per the servicing comment dated xx the reason for default is curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since origination. The borrower has been maxxthe payments as per the modification agreement which was made on xx between the borrower xx As per modified terms, lender agrees to forgive the principal in the amount of $xx which exceeds xx of modified principal balance. The new principal balance is in the amount of $xxx.
The borrower has promise to pay in x steps beginning on xx till maturity date of xx. The borrower is currently maxxthe payment as per the x step in the amount of $xx with an interest rate of xx.
Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Foreclosure has not been initiated. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L not required MI.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The escrow balance per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not active.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: OLTV as per appraisal is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history is incomplete.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history is incomplete.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance as per the application is debt consolidation.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per the payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date is xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22613819	xx	627	Not Applicable	25.511%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$460.44	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows that the subject mortgage was originated on xx
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active collections.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx. Loan Modification agreement was made between Martinez and xx Home Mortgage, NA on xx. The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx. According to the modification agreement the new modified unpaid principal balance is $xx from which principal amount of $xx permanently forgiven by the lender which exceeds more than xx of the modified unpaid principal balance.

Update:
As per servicing comment dated xx the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between xx
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx. According to the modification agreement the new modified unpaid principal balance is $xx from which principal amount of $xx permanently forgiven by the lender which exceeds more than xx of the modified unpaid principal balance.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current occupancy is owner primary home, tape shows by Unknown party   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MI is NA, tape shows No   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type full documentation type , tape shows NO verifcation   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxmmmmmmmmmm, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmxx tape shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is lower rate or term , tape shows cash out   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx , tape shows Null Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrowers."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx"
																									* Settlement date is different from note date (Lvl x) "Settlement date is xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72226143	xx	Unavailable	Not Applicable	47.219%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$524.17	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the mortgage was originated on xx.
The chain of assignment has been completed. Currently the mortgage is with xx.
There is a junior mortgage open against the property in favor of xx.
There is a civil judgment open against the borrower in the favor of xx.

First installment county taxes of xx have been paid in the amount of $xx.
Second installment county taxes of xx are due on xx in the amount of $xx.	The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
The payment for the due date xx xx & xx was made on xx but these all payments are reversed due to payment received via bad check.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
The payment for the due date xx was made on xx but these all payments are reversed due to payment received via bad check.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on xx. Foreclosure was put on hold due to loss mitigation on xx.  Repayment plan was gives to borrower but it was broken due to not payment made. No further details have been found.
There is no  bankruptcy filing found by borrower.
According to collection comment, no damages or repairs have been found.
According latest exterior property inspection report dated xx the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on xx. Foreclosure was put on hold due to loss mitigation on xx.  Repayment plan was gives to borrower but it was broken due to not payment made. No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower xx. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of $xx beginning from xx. The maturity date as per modification is xx. This loan was modified once.
Credit Report Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: Current foreclosure doc locator is xx Notes and comments x.x Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance %:    Comment: Current foreclosure status is referred to attorney.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per the payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing in the loan file. However, values are updated as per xxxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "Property is located in xx state. Following state Disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is not executed by borrowers."
																									* Settlement date is different from note date (Lvl x) "Settlement date as per the final HUD is xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83232736	xx	637	Not Applicable	16.737%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$8,253.28	2.000%	$511.47	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active junior mortgages against subject property which is in the total amount of $xx.
There is one Water/Sewer/Utility lien open against the subject property in the amount of $xx.
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history is available fromxx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xxand the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active collections. Review of the payment history is available fromxx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx. Loan Modification agreement was made between borrower Moffitt and xx Home Mortgage on effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date on xx. The UPB that has been amortized is $xx as an interest bearing amount. The original principal balance is forgiven in the total amount of $xx.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx on effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx. The UPB that has been amortized is $xx as an interest bearing amount. The original principal balance is forgiven in the total amount of $xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Current FC is NA, tape shows No Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current Occupancy is owner , primary home, tape shows occupied by unknown party   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender GL require MI is NA, tape shows No   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active NA, tape shows No   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan amortization type is fixed, tape shows fixed   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: loan doc type is Full Documentation, tape shows No Verification stated income   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Mxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxmmmmmmmmmm, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxM   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmxx tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx , tape shows xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance per application is lower rate, tape shows cash out   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx , tape shows Null Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all borrowers."	* Missing Required State Disclosures (Lvl x) "The subject property is located in xx State. The below required State disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not executed by borrowers."
																									* Settlement date is different from note date (Lvl x) "Settlement date isxx/xx/xxxx which is different than note datexx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53191942	xx	636	Not Applicable	21.968%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$694.53	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the mortgage which was dated xx.
There are active liens as follows:
x. Junior mortgage in the amount of $xx in the favor of xx.
x. Code Enforcement or Unsafe Living Conditions lien(Code Violation) in the amount of xx in the favor of xx.
x. Two State Tax liens are in the amount of $xx.
Second installment taxes for the year xx are due in the amount of xx.
No prior delinquent taxes have been found.	Review of the payment history states that the borrower has been delinquent for more than x months. The last payment was received in the amount of xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the amount of $xx. The borrower is maxxpayments as per the modification.	Collections Comments:The loan is currently delinquent for more than x months. The last payment was received in the amount of $xx which was applied to due date xx and the next due date is xx. Current UPB reflects in the amount of $xx. The borrower is maxxpayments as per the modification.
No bankruptcy activity and foreclosure has been found.
The updated title report states that there is a code violation lien, one junior mortgage and two state tax liens. No prior delinquent has been found. The occupancy is owner occupied and no damages have been found as per the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower xx. The new modified rate is xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date is xx. The modification is a four-step modification.
The UPB is $xx the amount forgiven is $xx and the interest-bearing amount is $xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: n/a Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MI is NA, tape shows No   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan doc type is Full Doc, tape shows No Verified Stated income   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: original standard LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxmmmmmmmmm, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmxx tape shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is debt consolidation, tape shows cash out   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx tape shows Null Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 present in the loan file is not signed by all borrowers."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Compliance fails for GSE (Freddie Mac public guidelines) Prepayment Penalty Test.

This loan failed the prepayment penalty test. The loan charges a prepayment penalty. Prepayment penalty mortgages are not eligible for sale to Freddie Mac."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl x)     "The required state disclosure are missing from the below list.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx"
																									* Settlement date is different from note date (Lvl x) "The settlement date is xx"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96775961	xx	768	797	32.542%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$83,384.00	4.625%	$890.37	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx

There are multiple of water/sewer liens against the subject Property total in the amount of $xx in favor of multiple plaintiffs which were recorded in between xx.
The subject property is located in xx. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid liens will paid in full with unpaid interest and late fees.
There is one judgment against the name of borrower in the amount of $xx
First and second installments county taxes of xx have been paid total in the amount of $xx.
First and second installments county taxes of xx have been paid total in the amount of xx.
First installments of county taxes of xx have been paid in the amount of xx.
Second installments of county taxes of xx are due on xx in the amount of xx. As of xx we are unable to confirm that the county taxes have been paid or not.
Review of updated payment history shows that the loan is in delinquency for x months and borrower is not maxxhis monthly payments. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx. The borrower is maxxpayments as per the mod dated xx.	Collections Comments:According to the servicing comments the foreclosure was initiated in the loan and the file was referred to attorney on xx. The bid was approved on xx and the sale was scheduled on xx. But the sale was not completed due to the reinstatement. Then the motion to dismiss foreclosure was filed on xx. The comment dated xx states that the motion to dismiss foreclosure was granted. Again the latest comment dated xx states that the file was referred to attorney on xx. No further details of foreclosure have been found.

The loan is in delinquency for x months and borrower is not maxxhis monthly payments. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx. The borrower is maxxpayments as per the mod dated xx.
The loan modification agreement was made between Michael Mcclain and Dottie Mcclain both as a borrower and xx as a lender on xx with a new principal balance of $xx. The borrower promised to pay the fixed rate of xx and monthly P&I payment in the amount of $xx which had begun from xx and ends with the maturity date of xx The borrower had also promise to pay the deferred balance in the amount of $xx on the maturity date. The remaining interest bearing amount is $xx.

The borrower had filed bankruptcy under ch#xx on xx with case#xx. The POC was filed on xx with the secured claim amount of $xx and amount of arrearage is $xx. The plan was confirmed on xx and according to the plan filed on xx the debtor shall pay $xx monthly to the creditor. Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx. The bankruptcy was discharged on xx and the case was terminated on xx.

The subject property is owner occupied, no visible damages were reported.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:According to the servicing comments the foreclosure was initiated in the loan and the file was referred to attorney on xx. The bid was approved on xx and the sale was scheduled on xx. But the sale was not completed due to the reinstatement. Then the motion to dismiss foreclosure was filed on xx. The comment dated xx states that the motion to dismiss foreclosure was granted. Again the latest comment dated xx states that the file was referred to attorney on xx. No further details of foreclosure have been found.
Bankruptcy Comments:The borrower had filed bankruptcy under ch#xx on xx with case#xx. The POC was filed on xx with the secured claim amount of $xx and amount of arrearage is $xx. The plan was confirmed on xx and according to the plan filed on xx the debtor shall pay $xx monthly to the creditor. Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx. The bankruptcy was discharged on xx and the case was terminated on xx.	The loan modification agreement was made between xx as a lender on xx with a new principal balance of $xx. The borrower promised to pay the fixed rate of xx and monthly P&I payment in the amount of $xx which had begun from xx and ends with the maturity date of xx. The borrower had also promise to pay the deferred balance in the amount of $xx on the maturity date. The remaining interest bearing amount is $xx.	HUD-x Closing Statement Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: AS per PACER report the bankruptcy was filed in xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current foreclosure doc locator is xx Notes and comments x.x   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance %:    Comment: Current foreclosure status is awaiting sale whereas tape data shows it is not begun.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc data of last modification is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L Require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current principal balance per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* HUD-x Closing Statement missing or unsigned (Lvl x) "The executed HUD-x is available in the loan file which is located at xx but the settlement date is not reflected; however, the date reflected at the signature of borrower is xx
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State and the required disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
																									Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73041245	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
There are four active civil judgment have been found against the borrower in the total amount of $xx which was recorded on multiple dates in favor of multiple plaintiffs.
There is an active Credit Card Judgment has been found against the borrower in the amount of $xx which was recorded on xx.
There is an active x Lien has been found against the borrower in the amount of $xx which was recorded on xx.

x installment of county tax for the year of xx has been paid on xx in the amount of xx.
x installment of county tax for the year of xx is due on xx in the amount of xx.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the original note terms.	Collections Comments:Subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the original note terms.
No information has been found regarding foreclosure in the collection comments.
PACER did not reflect any bankruptcy filed by the borrower.
As per comment dated xx subject property is occupied by the original owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Current foreclosure is not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MOD maturity date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMxx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per pyment history is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Anti-Tying Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
x. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33324222	xx	596	642	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,017.93	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx states that, the subject mortgage was originated on xx.

No single assignment of mortgage is available in the updated title report the subject mortgage should have been assigned to xx

Active junior or senior judgments/liens/mortgages:

x. There are more than xx "Notice of Lien and Special Assessment" available in the updated title report for the delinquent of refuse services and administrative fees against the subject property which are all in favor of xx in the cumulative amount of more than $xx and all these liens were recorded in between xx.

x. There are x active junior Municipal liens available in the updated title report in the cumulative amount of $xx in favor of xx and all these liens were recorded in between xx.

The x installment of Combined taxes for xx have been paid off in the amount of xx on xx and x installment of xx was paid off on xx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx the loan is currently in delinquency for +x months and the next due for regular payment is xx. No evidences are available in the updated payment history regarding the wen did the last payment was made. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the loan modification agreement which was made on xx.	Collections Comments:the loan is currently in delinquency for +x months and the next due for regular payment is xx. No evidences are available in the updated payment history regarding the wen did the last payment was made. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the loan modification agreement which was made on xx.
The exterior Safeguard Properties report is available in the loan file dated xx which states that the subject property is in average condition and it is occupied by borrower. No damages have been reported and the "as is" value of the property is $xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan and "Notice of Trustee's sale" is available in the loan file (Locator#xx_xx.pdf) that is having the foreclosure sale date of the property as xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the unpaid principal balance of $xx out of which $xx has been forgiven and the new principal balance of the loan is $xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Affiliated Business Disclosure ARM Rider Credit Application Missing Required State Disclosures Notice of Servicing Transfer Prepayment Penalty Rider	Field: Current Foreclosure Doc Locator Loan Value: xx_OTHER_FORECLOSURE_DOCUMENTS_xxDxx_xx Tape Value: No |---| |----| Comment: The foreclosure document located at xx_OTHER_FORECLOSURE_DOCUMENTS_xxDxx_xx. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: According to the collection comment dated xx the subject property is owner-occupied.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was xx and the Lender did not require MI according to the Underwriting Approval.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV(OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is mmmmmmmmmmxx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current principal balance(UPB) per payment history $xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrowers."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx, However, the following state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure for Condominiums
x.Hazard Insurance Disclosure
x.Insurer Recommendation Disclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Mortgage - Missing required ARM Rider (Lvl x)     "The loan has ARM amortization but no such rider is attached with the recorded copy of the subject mortgage."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index of the loan is not confirmed from the Closing Instructions, Rate Lock Agreement and Loan Program disclosure."
* Prepayment Rider Missing (Lvl x)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The transaction date in ROR has been mentioned as xx"
																									* Settlement date is different from note date (Lvl x) "The settlement date in final HUD-x has been mentioned as xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36332438	xx	697	Not Applicable	38.806%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$4,486.25	4.250%	$1,131.00	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment is complete; currently assignment is with xx.
x. There are two xx liens against the subject borrower in amount of $xx.
x. There is state tax lien against the subject borrower in amount of $xx.

The county taxes of year of xx are paid off in amount of $xx.
No delinquent taxes have been found.
The Payment History dated xx reveals that the borrower has been delinquent. As per tape data delinquency has been done for more than x months and the last payment was received in the amount of xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx.	Collections Comments:According to the collection comment dated xx subject property is occupied by owner and no visible damages/repairs have been found, However, latest BPO report is not available to verify the current condition of subject property.

The Payment History dated xx reveals that the borrower has been delinquent. As per tape data delinquency has been done for more than x months and the last payment was received in the amount of $xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.

The loan modification agreement was made between xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is $xx deferred amount is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I $ $xx.

The Loan was modified into x steps.
x) Period: xx Rate: xx P&I: $xx Date: xx.
x) Period: xx Rate: xx P&I: $xx Date: xx

Review of collection comment and loan file shows that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. No further information is available about foreclosure.

No evidences have been found regarding foreclosure.

Update:-
As per the comment dated xx the subject property is occupied.
As per the comment dated xx the loan was modified in August xx.

Foreclosure Comments:Review of collection comment and loan file shows that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. No further information is available about foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx deferred amount is xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I $ xx.

The Loan was modified into x steps.
x) Period: xx Rate: xx P&I: xx Date: xx.
x) Period: xx Rate: xx P&I: xx Date: xx.
x-x Family Rider Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value:xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x.csv   Tape Value: No   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator, Data provided is No however audit value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: In Current Occupancy, Data provided is Occupied by Unknown party however owner or former primary home.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: In Does Lender G/L Require MI?, Data provided is No however audit value is Not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod step x date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod step x rate is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: In Original standard LTV(OLTV), Data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: In payment history string reversed, Data provided is xx however audit value is mmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: In payment history string reversed, Data provided is xx however audit value is mmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: In Unpaid Current principal balance (UPB)per payment history, Data provided is Null however audit value is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing required x-x family rider (Lvl x)     "x-x Rider is not attached with recorded mortgage."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of Mortgage."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1346020	xx	617	643	49.992%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$1,075.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx
Active judgments and liens found pending are as follows:
There is active junior mortgage lien against subject property which is in the amount of $xx.
There is active civil judgment lien against subject property which is in the amount of $xx.
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active foreclosure. Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx. Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx. Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed. Reason for default is decreased income.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx . The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning xx. The new principal balance is $xx. The maturity date is xx.	Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Corporate advances is xx, tape shows ($xx) Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: No   Variance:    Variance %:    Comment: Current FC doc locator is xx tape shows no   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last mod xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender GL require MI is NA, tape shows no   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod maturity date is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx , tape shows xx    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per pay history is $xx tape shows Null Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is  failed  as Loan Data is $xxx,xxx.xx , and Comparison Data is $xxx,xxx.xx , Variance is -$x,xxx.xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state.The following State disclosures are missing from the loan file.

x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Settlement date is different from note date (Lvl x) "Settlement date isxx/xx/xxxx which is different from note dated x/x/xxxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49655745	xx	656	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.930%	$827.37	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active civil judgment liens against the borrower which is in the total amount of $xx recorded on xx respectively. The judgments were filed by xx.
There is active civil judgment lien against the borrower which is in the amount of $xx.
There is active junior mortgage against subject property which is in the amount of $xx.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active collections. Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx. The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx with a new maturity date of xx The rate changes in x steps ending at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last mod is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MI is NA, tape shows No   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest only period is No, tape shows yes   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Interest only term months count is NA, tape shows xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan amortization type is fixed , tape shows step   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan doc type is NO Doc, tape shows No stated income   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: MOD maturity date is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: MOD step x date is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: MOD step x date is NA, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MOD step x date is NA, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MOD step x rate is NA, tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: original standard LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxmmmmmmmm, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmxx tape shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is lower rate , tape shows cash out   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx tape shows Null Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the all borrowers."	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The required State disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date isxx/xx/xxxx which is not consistent with note datedxx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) "Settlement date is x/x/xxxx which is different from note datexx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90598757	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,887.86	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
Active judgments and liens are found as follows:
x. There is Notice of Federal Tax Lien against  Neil Roberts, in favor of xx.
x.  There is  civil judgment against xx.
Annual county taxes have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history provided from xx to xx reveals that borrower has been delinquent for more than xx days. The last payment was received on xx in the amount of xx which was applied for the due date xx. The next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Currently borrower is maxxpayments according to loan modification agreement made between xx.	Collections Comments:Review of loan file and servicing comment reveals that borrower has been delinquent for more than xx days. The last payment was received on xx in the amount of $xx which was applied for the due date xx. The next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Currently borrower is maxxpayments according to loan modification agreement made between xx
Available servicing comments from xx to xx shows that foreclosure  was initiated on the loan and it was referred to Attorney on xx ; however, no further information is available to understand the current status of foreclosure process.
No evidence of post-closing BK has been found.
Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.
Reason for default is decreased income.

Update: As per servicing comment dated xx the loan modification effective date xx The new modified unpaid principal balance is in the amount of $xx with interest rate starting at xx and the borrower promises to pay P & I in the amount of $xx beginning from xx The maturity date as per modification is xx
Foreclosure Comments:Available servicing comments from  xx to xx  shows that foreclosure  was initiated on the loan and it was referred to Attorney on xx ; however, no further information is available to understand the current status of foreclosure process.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning xx . The new principal balance is $xx. The maturity date is xx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: Current FC doc is xx notes, tape shows no Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last mod is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MI is yes, tape shows no   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMMMMMM   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per pay history is $xx tape shows Null Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The required State disclosures are missing from the loan file.

x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by all the borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by all borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62693066	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the assignment of mortgage is currently with, xx. There is an active junior mortgage which has been found on the updated title report There are two senior mortgages have been found on updated title report are as follow; x. There is an active senior mortgage in the amount of $xx in favor of xx. There is an active senior mortgage in the amount of $xx. x. There are ten active state tax liens against the borrower in the total amount of $xx which was recorded on multiple dates in favor of multiple plaintiffs. x. There are two active civil judgment have been found against the borrower in the total amount of $xx in favor of multiple plaintiffs which was recorded on multiple dates. x. There is an active credit card judgment has been found against the borrower in the amount of $xx which was recorded on xx in favor of xx x installment of combined tax of xx has been paid on xx in the amount of $xx. x installment of combined tax of xx has been paid on xx in the amount of $xx.	Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the original note terms.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the original note terms.
As per review of collection comments foreclosure is not yet started.
PACER did not reflect any bankruptcy fled by the borrower.
As per comment dated xx subject property is occupied by the owner and in average condition.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx Variance:    Variance %:    Comment: The propetry address street is xx  Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The current balance is $xx. However the tape shows that it is NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23242462	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,227.09	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx.
There are two active junior mortgage which have been found on the updated title report are as follow;

x. There is a junior mortgage in the amount of $xx.
x. There is junior mortgage in the amount of $xx.
No active liens and judgment have been found on updated title report.
x installment of combined tax for the year xx has been paid on xx in the amount of xx.
x installment of combined tax for the year xx has been paid on xx in the amount of xx.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification agreement which was made on xx	Collections Comments:The subject loan is in active foreclosure. Review of the collection comment states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification agreement which was made on xx. Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx Reason for Modification is Financial Hardship.
The debtor xx had filed Bankruptcy under chapter-x on xx with the case#xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The "Chapter-x individual debtor's statement of intention" states that the Debtor had intended to retain the subject property.
The Chapter x Trustee's Report of No Distribution- No Funds was filed on xx and joint debtors were discharged on xx with no distribution of funds.
Review of the collection comment states that the foreclosure was initiated and referred to attorney on xx. No further information is available regarding foreclosure in the collection comments.
As per latest comment dated xx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney on xx. No further information is available regarding foreclosure in the collection comments.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-x on xx with the case#xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The "Chapter-x individual debtor's statement of intention" states that the Debtor had intended to retain the subject property.
The Chapter x Trustee's Report of No Distribution- No Funds was filed on xx and joint debtors were discharged on xx with no distribution of funds.	Loan modification agreement was made between the borrower and Lender xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The loan was in Bankruptcy but tape shows it was not. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current FC doc locator is xx Notes and Comments xx but tape shows "Yes."   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance %:    Comment: The current status of the foreclosure is "Referred to Attorney" but tape shows "FC is not begun."   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was modified on xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income or Assets   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV of the loan is xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx but tape shows the string for xx months.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The reversed Payment history string is xx but tape shows the string for xx months.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The UPB per payment history is $xx but tape shows "NULL." Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by borrower."	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date is x/x/xxxx which is after Note date isxx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56576435	xx	Unavailable	Not Applicable	53.457%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There are multiple state tax liens, IRS liens & judgments in the combined amount of $xx. No tax information is provided with updated title report.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of xx and that was applied for the due date xx. The next payment is due on xx. As per provided tape data, the current UPB is $xx.	Collections Comments:The loan is in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx. The voluntary petition was filed on xx. As per amended chapter xx plan dated xx the debtor shall pay $xx per month for xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx. The foreclosure is currently on hold. As per documents available with updated title report, the foreclosure was initiated on loan. The foreclosure was referred to an attorney on xx. As per Notice of Trustee’s Sale located at “xx”, the sale was scheduled for xx. Later, the sale was postponed due to bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx.The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of $xx and that was applied for the due date xx. The next payment is due on xx. The loan was never modified since origination. No comments have been found regarding borrower’s intention and reason for default. As per comment dated xx the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:The foreclosure is currently on hold. As per documents available with updated title report, the foreclosure was initiated on loan. The complaint was filed on xx. As per Notice of Trustee’s Sale located at “Ln#xx-Pg#xx”, the sale was scheduled for xx. Later, the sale was postponed due to bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx. The voluntary petition was filed on xx. As per amended chapter xx plan dated xx the debtor shall pay $xx per month for xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx.	Not Applicable	Credit Report	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Ln#xx   Tape Value: N   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-x, Settlement date is xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58447326	xx	609	625	16.402%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.125%	$2,632.76	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx in the amount of $xx.
The chain of the assignment has been completed. The last assignment is from xx. There is a civil judgment against the borrower, xx.
There are two IRS liens against the borrower, xx.
First and second installments of county taxes for the year of xx have been paid in the total amount of xx. First installment of county taxes for year of xx has been paid in the amount of xx and second installment is due on xx for the amount of xx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx the borrower is currently delinquent for x months and the next due date is updated as per the tape data as xx. The last payment received date is not available in the payment history. The unpaid principal balance is reflected in the amount of $xx. The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of xx.	Collections Comments:The loan is currently in the collection and the next due date is updated as per the tape data as xx. The last payment received date is not available in the payment history. The unpaid principal balance is reflected in the amount of $xx. The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of $xx. According to comment dated xx the reason for default is curtailment of income. According to document located at “xx”, the foreclosure was initiated in xx and the sale has been scheduled on xx. No further details of foreclosure are available in the collection comment. The loan has been modified on xx. The comment dated xx states that the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:According to document located at “xx_xx”, the foreclosure was initiated in xx and the sale has been scheduled on xx. No further details of foreclosure are available in the collection comment. The loan has been modified on xx.
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx between the lender xx. As per modified terms, the borrower promises to pay the modified principal balance of $xx with the interest rate of xx and the P&I of xx beginning from xx. The stated maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx_OTHER_FORECLOSURE_DOCUMENTS_xxDxx_xx Tape Value: No |---| |----| Comment: Foreclosure activity has been found in the loan file. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per collection comments, the property has been owner occupied.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The loan LTV at origination was xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per review of final HUD-x, the purpose of transaction is cash-out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history tape data, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in xx state. The following required state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for condominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The subject mortgage was originated on xx"
																									* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98474524	xx	574	Not Applicable	24.221%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$104,976.32	2.000%	$955.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated xx.
 The chain of assignment has not been completed, currently the assignment is with xx.
No active judgments or liens have been found.
xx combined x and x installment taxes  have been paid on xx xx and  respectively in the total amount of $xx. No active judgments or liens have been found.
The Notice of lis pendens recorded on xx against the borrower xx
According to the payment history as of xx the borrower is delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for the payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx with an interest rate of xx.The UPB reflected as per the payment history is in the amount of $xx.The borrower had made last payment as per the modification made on xx.

Collections Comments:As per the review of the comments, the loan is in active bankruptcy and the borrower has been delinquent for xx months. According to the payment history as of xx the borrower has been delinquent for xx months. The last payment was received on xx that was applied for the due date of xx and the next due date for the payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx.The UPB reflected as per the payment history is in the amount of $xx.
The reason for the default is Unemployment. The loan has modified since the origination. The Step modification agreement was signed between the borrower  xx dated on xx.
The Unpaid principal Balance is $xx with an interest rate of xx which steps into x steps ending at xx. The borrower promises to pay the monthly P&I of $xx beginning from xx.  The maturity is xx. The amount of $xx is the deferred balance on which the servicer agrees to waive the interest. The modification does not contain balloon payment.
According to the servicing comments the process of foreclosure was initiated and the file was referred to an attorney xx. The complaint was filed on xx.The foreclosure sale set for  xx. However, the foreclosure was placed on hold due to the borrower had filed Bankruptcy under chapterxx on xx with the case#xx.
The borrower xx had filed bankruptcy under chapterxx on xx with the case#xx. The date of the last filing the bankruptcy is xx. The plan was confirmed on xx. As per the plan, the debtor supposes to pay the trustee the amount of $xx per month for xx months. The POC was filed on xx with the secured claim amount of $xx and the arrearage amount is $xx.
The subject property has been occupied by the owner and is in average condition. No damages or repair have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx.The complaint was filed on xx. The foreclosure sale set for  xx. However, the foreclosure was placed on hold due to the borrower had filed Bankruptcy under chapterxx on  xx with the case#xx.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapterxx on xx with the case#xx. The date of the last filing the bankruptcy is xx.
The plan was confirmed on xx. As per the plan the debtor supposes to pay the trustee the amount of $xx per month for xx months.
The POC was filed on xx with the secured claim amount of $xx and the arrearage amount is $xx.
The Step modification agreement was signed between the borrower xx, dated on xx.
The Unpaid principal Balance is $xx with interest rate xx which steps into x steps ending at xx. The borrower promises to pay the monthly P&I of $xx beginning from xx.  The maturity is xx.The amount of $xx is the deferred balance on which the servicer agrees to waive the interest. The modification does not contain balloon payment.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: Current Foreclosure Doc Locator is xx Notes . however, the tape data reflects Yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: According to the servicing comments the current foreclosure status is awaiting sale, however tape reflects as sale confirmed.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current Occupancy is Owner. however, the tape data reflects Unknown party.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification has been done. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step. however, the tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx. however, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment History String is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxBxx   Variance:    Variance %:    Comment: Payment History String Reversed is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: Property Address Street xx,   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance per payment history is $xx. However, the tape data reflects NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State. The following state disclosures are missing from the loan files.
x?.Impound Account Disclosure
x?.Cosigner Notice
x.?Private Mortgage Insurance Disclosure
x.?Earthquake Disclosure for condominiums
x.?Hazard Insurance Disclosure
?x.Insurer RecommendationDisclosure
x.?CA Fair Lending Notice
x.?Anti-Tying Disclosure
x.?Privacy Notice
xx.?Notice of Right to Copy of Appraisal
xx.?Application for Credit-Married Persons
xx.?Fair Debt Collection Notice
xx.?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The transaction date as per ROR is xx"
																									* Settlement date is different from note date (Lvl x) "As per the final HUD-x the settlement date is xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14180432	xx	676	651	43.111%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$2,354.38	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
Chain of assignment has been completed.
Active liens and judgments are as follows:
x. There is one junior mortgage active in the favor of xx.
x. There is one water/sewer lien against property in the amount of $xx
xThere are two state tax liens in the total amount of $xx which were recorded on different dates and filed by several plaintiffs.
x. There is one civil judgment in the favor of xx
Taxes have been paid in the amount of xx for the year of xx
Taxes have been due of the year xx in the amount of xx.having due date of xx with xx penalty is applied if these taxes are not paid.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx Current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the mod terms.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xx.
The borrower is currently x months behind his scheduled payments.
Collections Comments: xx had filed bankruptcy under Chapterxx Case#xx on xx and the debtor was dismissed on xx. POC was not filed.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition was filed on xx does not show any unsecured portion.
Chapter xx Trustee's Final Report and Account was filed on xx.
Motion for relief from automatic stay was not filed.
As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Martha Patricia Ochoa had filed bankruptcy under Chapterxx Case#xx on xx and the debtor was dismissed on xx. POC was not filed.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition was filed on xx does not show any unsecured portion.
Chapter xx Trustee's Final Report and Account was filed on xx.
Motion for relief from automatic stay was not filed.
According to the modification, the loan was modified on xx between the borrower and lender. The new modified principal balance as per modification is in the amount of $xx with interest rate of xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date is xx. This loan was modified twice. The first modification made on xx located at xx. The borrower has been maxxpayment as per second modification plan dated xx	Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower middle name is not available.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: Variance:    Variance %:    Comment: As per note borrower last name is xx Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history corporate advance balance is $xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance %:    Comment: As per collection comment, the file was referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history UPB is $xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per ROR, the transaction date is xx"
																									* Settlement date is different from note date (Lvl x) "Final HUDx shows settlement date as xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40508621	xx	740	Not Applicable	39.705%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$3,476.53	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The x installment of County taxes for xx have been paid off in the amount of xx  on xx and x installment of xx is due on xx and delinquent after xx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx the loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the loan modification agreement which was made on xx	Collections Comments:The loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the loan modification agreement which was made on xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney. The bid was calculated and approved on xx. The foreclosure sale was earlier scheduled on xx but it was postponed to xx due to loss mitigation workouts. Later the sale was placed on hold as borrower filed bankruptcy on xx under chapterxx.
The debtor xx had filed Bankruptcy under chapterxx on xx with the case#xx. No POC was filed by subject creditor.
Debtor had failed to file schedules from A to J, Official Form xx xxC−x &x and Chapterxx plan and  the debtor had failed to comply with this court's order on request for extension to file documents which was filed on xx. Finally, the debtor was discharged on xx and the case was terminated xx.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney. The bid was calculated and approved on xx. The foreclosure sale was earlier scheduled on xx but it was postponed to xx due to loss mitigation workouts. Later the sale was placed on hold as borrower filed bankruptcy on xx under chapterxx.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapterxx on xx with the case#xx. No POC was filed by subject creditor.
Debtor had failed to file schedules from A to J, Official Form xx xxC−x &x and Chapterxx plan and the debtor had failed to comply with this court's order on request for extension to file documents which was filed on xx. Finally, the debtor was discharged on xx and the case was terminated xx.	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Loan Program Info Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The Bankruptcy (Post-loan Origination) data provided is No however audit value is Yes Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: No   Variance:    Variance %:    Comment: The current foreclosure doc locator, data provided is No x however audit value is xx Notes and comments x.x   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The oc Date of last modification, data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI?, data provided is No however audit value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Original Standard LTV(OLTV) , data provided isxx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string , data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The unpaid current principal balance per payment history, data provided is Null however audit value is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date has been mentioned in the final HUD-x AS xx"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18660049	xx	624	Not Applicable	6.547%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx states that the subject mortgage was originated on xx
The chain of assignment has not been completed. The latest assignment is with xx.
There is a municipal lien against the property in favor of xx.
There is an active mortgage prior to the subject mortgage, in the favor of xx which was recorded on xx. First installment combined taxes of xx are due (balance due) in the amount of xx which were due on xx.
No prior years delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of xx which was applied for xx. The current UPB taken as per the tape data is $xx. The borrower has been maxxthe payments as per the bankruptcy payment plan.	Collections Comments:According to the servicing comments, the loan is in collections and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current UPB taken as per the tape data is $xx. The borrower has been maxxthe payments as per the bankruptcy payment plan.
Reason for default is unable to be determined.
The loan has not been modified since origination.
No evidences have been found in the latest xx months of servicing comments regarding the foreclosure.
The debtor had filed the bankruptcy under Chapterxx with the case# xx on xx. The POC was filed on xx with the secured claim of the amount of $xx and the amount of arrearage was $xx. The motion for relief was filed on xx. The case was re-opened on xx. It was terminated on xx.
The servicing comment dated xx shows that the subject property is owner-occupied.
No BPO and inspection reports have been provided.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed the bankruptcy under Chapterxx with the case# xx on xx. The POC was filed on xx with the secured claim of amount of $xx and the amount of arrearage was $xx. The motion for relief was filed on xx. The case was re-opened on xx. It was terminated on xx.	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Foreclosure is not initiated. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no modification in the loan.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is Interest only for xx months.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Reversed payment history string is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file:
x. DC Insurance Notice.
x. Domestic Partner Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "We are unable to determine the operative index value from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66854930	xx	Unavailable	Not Applicable	43.903%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$565.42	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

Subject Mortgage is on second lien position. As there is one senior mortgage on the subject property in the amount of $xx.
There are xx other taxes are delinquent found in the amount of $xx due date was xx and good through date is xx.	The Payment History dated as of xx reveals that the borrower has been the delinquent from xx till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx.	Collections Comments:Loan currently is in foreclosure. Provided payment history as of xx reveals that the loan has been delinquent for x months and the UPB as of the data is in the amount of $xx. As per the collection comment dated xx skip trace has been performed.
The service had offered repayment plan period payments to the borrower which started on repayment plan processing (x months) rate $xx Start xx end xx.
The loan modification agreement was made between borrower xx and current servicer and agent xx with a new principal balance of $xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of $xx beginning on xx till the maturity date of xx.
The Payment History dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $xx and it was applied for the due date xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx.
As per prior comments the foreclosure was initiated in the loan file. The referral date is not available in the loan file or comments. The foreclosure complaint was filed on xx. As per comment dated xx the foreclosure was put on hold due to loss mitigation efforts. No further information is available regarding foreclosure in the comments.
According to the PACER, the borrower had filed the bankruptcy under chapterxx with case #xx on xx and the plan was confirmed on xx. MFR file on xx. POC filed xx and POC amount $xx. Status was approved amount of arrearage $xx. Debtor's employer shall pay to the trustee the sum of $xx monthly for xx months. Bankruptcy was dismissed on xx.

As per collection comment the subject property is occupied by owner. No comment regarding damage and repairs located to the subject property.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:As per prior comments the foreclosure was initiated in the loan file. The referral date is not available in the loan file or comments. The foreclosure complaint was filed on xx. As per comment dated xx the foreclosure was put on hold due to loss mitigation efforts. No further information is available regarding foreclosure in the comments.
Bankruptcy Comments:Don A. Law, Jr. had filed the bankruptcy under chapterxx with case #xx on xx and the plan was confirmed on xx. MFR file on xx. POC filed xx and the secured claim amount is $xx. The amount of arrearage is $xx Status was approved amount of arrearage $xx. Debtor's employer shall pay to the trustee the sum of $xx monthly for xx months. Bankruptcy was dismissed on xx. The case was terminated on xx.	The loan modification agreement was made between xx on xx with a new principal balance of $xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of $xx beginning on xx till the maturity date of xx.	Credit Report Initial Escrow Acct Disclosure Missing Dicsloures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape data bankruptcy (post-loan origination)? is no, however according to collection comment it is yes. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: J   Tape Value: A   Variance:    Variance %:    Comment: As per tape data borrower #x middle name is A, however according to collection comment it is J.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: DON   Variance:    Variance %:    Comment: As per tape data borrower first name is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data borrower last name is xxr, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per tape data current occupancy is unknown pary, however according to collection comment it is primary home.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data did a modification change note terms is no, however according to collection comment it is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data original standard LTV (OLTV) is xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data unpaid current principal balance (UPB) per payment history is null, however according to collection comment it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE result is Moderate because this loan failed late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Late Fees Test: FAIL   Loan Data  x.xxx%   Comparison Data  x.xxx%   and Variance is +x.xxx%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to confirm."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85032225	xx	623	559	18.959%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$47,831.66	3.875%	$457.82	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx xx.

There are no active liens and judgments.
Annual combined taxes of xx have been paid in the amount of $xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx the borrower is currently delinquent for x months and next due date is xx. The last payment was received in the amount of $xx which was applied to xx. The current P&I is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per Modification agreement.	Collections Comments:The loan is currently in the collection and next due date is xx. The last payment was received in the amount of $xx which was applied to xx. The current P&I is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per Modification agreement.
As per comment dated xx the reason for default is the wife of the borrower was Unemployed.
This modification agreement was made between Borrower xx.
The reason for the modification is a financial hardship. As per the modified terms, the new principal balance is $xx. Borrower promises to pay $xx monthly with a modified interest rate of xx beginning from  xx with a maturity date is xx The deferred balance is $xx. Hence, the interest bearing amount is $xx.
The foreclosure has not been initiated.
The borrower had not filed bankruptcy.
As per comment dated xx the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Borrower xx.
The reason for the modification is a financial hardship. As per the modified terms, the new principal balance is $xx. Borrower promises to pay $xx monthly with a modified interest rate of xx beginning from  xx with a maturity date is xx. The deferred balance is $xx. Hence, the interest bearing amount is $xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The foreclosure has not been initiated. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Appraisal report, the MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Escrow balance as per the payment history is $xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure has not been initiated. Hence, the REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Mod. maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original LTV as per the appraisal report is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is mmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of tranction as per the HUD is refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per the payment history is $xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Note, the note date is xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34218295	xx	560	Not Applicable	32.068%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.950%	$207.64	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
There is one junior subordinate mortgage against the subject property in the favor of xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of xx have been paid in the amount of xx.
No, any prior year delinquent taxes have been found.
As per the payment history as of xx the borrower is delinquent from x months and next due date is xx. The last payment received date is unable to be determined. As per the tape data, the P&I is $xx and interest rate is xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement rate.	Collections Comments:As per the servicing comment as of xx the loan is in the collection and next due date is xx. The last payment received date is unable to be determined. As per the tape data, the P&I is $xx and interest rate is xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement rate.
The reason for default is unemployment.
The loan was modified on xx between the borrower xx and lender xx As per modified terms, lender agrees to forgive the principal in the amount of $xx which exceeds xx of modified principal balance. The new principal balance is in the amount of $xx.
The borrower did not file the bankruptcy.
No, any details have been found regarding the foreclosure.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx. As per modified terms, lender agrees to forgive the principal in the amount of $xx which exceeds xx of modified principal balance. The new principal balance is in the amount of $xx. As per the latest available payment history the loan is in delinquency for x months and next due for xx and UPB reflected in the amount of $xx. The borrower has promised to pay for the amount of $xx with an interest rate of xx beginning on xx till maturity date of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per review, the foreclosure has not been initiated. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per collection comments, the property has been owner occupied.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was xx. So the lender did not require MI.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per review, the foreclosure has not been initiated.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement, the maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The loan LTV at origination was xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history review, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30626594	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is from xx. There is one junior mortgage against the subject property in the favor of xx. Combined annual taxes for the year of xx have been paid in the amount of xx. No, any prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent from xx months and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the note rate.	Collections Comments:As per the comment dated xx the loan is active in the foreclosure and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the note rate. The reason for default is unable to be determined. The borrower had filed bankruptcy under chapter x with the case# xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The debtor was discharged on xx and terminated on xx. The foreclosure was initiated in xx and file was referred to an attorney on xx. The complaint was filed on xx and service was completed on xx with the case# xx-CAxx. As per the comment dated xx the contested matter was found. The comment dated xx stated that the contested matter was referred to legal department. As per the comment dated xx the litigation action was filed on xx. No, any further details have been found regarding the contested matter and litigation. Based on the collection comments as of xx we are unable to confirm whether the contested matter has been resolved or not. As per the comment dated xx the subject property had damaged and date of loss is xx. Also, the same comment stated that the unendorsed check was received on xx for the amount of $xx with the check# xx As per the comment dated xx the subject property was damaged due to hurricane and date of loss is xx for the amount of $xx. The comment dated xx stated that the loss amount is $xx with the insurance claim# Westxx and company name is Mid America Catastrophe Service. The comment dated xx stated that the loss draft check was approved in the amount of $xx. The unendorsed check date is xx for the amount of $xx with check# xx The latest comment dated xx stated that the inspection result was received on xx and the xx repairs have been completed. No, any further details have been found. The subject property is owner occupied.
Foreclosure Comments:The foreclosure was initiated in xx and file was referred to an attorney on xx. The complaint was filed on xx and service was completed on xx with the case# xx-CAxx. As per the comment dated xx the contested matter was found. The comment dated xx stated that the contested matter was referred to legal department. As per the comment dated xx the litigation action was filed on xx. No, any further details have been found regarding the contested matter and litigation. Based on the collection comments as of xx we are unable to confirm whether the contested matter has been resolved or not.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter x with the case# xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The debtor was discharged on xx and terminated on xx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under chapter x with the case# xx on xx Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: The foreclosure was initiated in xx and file was referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Foreclosure transferred to new attorney and amended complaint filed. Hearing xx pending.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The escrow balance per payment history in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per Payment History in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: loan data : x.xxx%, Comparison data : x.xxx%, Variance : -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "No collateral documents located in file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "No collateral docs located in file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.  x.Anti-Coercion Notice x.Title Insurance Disclosure x.Radon Gas Disclosure x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1624786	xx	716	760	34.778%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,308.08	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
x. There is an active senior mortgage in the amount of $xx
No active liens and judgment have been found on updated title report.
Annual Combined tax of xx has been paid on xx in the amount of xx.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx began on xx. According to modification agreement, the new modified principal balance of note is reflected in the amount of $xx after deducting the forgiven amount. The balloon addendum attached with modification, states that the lender agrees to forgive an amount equal to $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship
No information has been found regarding foreclosure in the available collection comments.
Borrower has filed bankruptcy under chapter xx case# xx on xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx.  Bankruptcy was terminated on xx. AS per statement of intention states, that the debtor intent to reaffirmed. Reaffirmed agreement was filed on xx. Bankruptcy Case was close on xx.
As per latest comment dated xx subject property is occupied by the owner.
As per comment dated xx subject property was impacted by the disaster. There is no amount mentation for damage in the collection comments also no information found whether the damage has been resolved or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx on xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. Bankruptcy was terminated on xx. AS per statement of intention states, that the debtor intent to reaffirmed. Reaffirmed agreement was filed on xx. Bankruptcy Case was close on xx.	Loan modification agreement was made between the borrower xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx began on xx. According to modification agreement, the new modified principal balance of note is reflected in the amount of $xx after deducting the forgiven amount. The balloon addendum attached with modification, states that the lender agrees to forgive an amount equal to xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape data Bankruptcy (Post loan origination) is No and as per review it is Yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Do Date of Last Modification is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data interest only period is No and as per review it is Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data original standard LTV OLTV is xx % and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data payment history UPB is Null and as per review it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which are missing from the loan file;
x. Anti-Coercion Notice
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86185042	xx	Unavailable	Not Applicable	31.943%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$932.26	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
There is an active Mechanics Lien has been found against the borrower in the amount of xx.
Annual Combined tax of xx has been paid on xx in the amount of xx.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comment states that the, borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter x case# xx on xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is $xx therefore the unsecured portion is $xx. As per statement of intention in voluntary petition dated xx debtor intent to retain the subject property. “ Report of No Distribution” was filed on xx. Joint debtor was discharged on xx.
Review of the collection comment states that the foreclosure was initiated and referred to attorney and complaint was filed. Date of complaint filed is not available in the collection comment. Foreclosure file was placed on hold due to loss mitigation. As per comment dated xx loss mitigation hold was removed on xx. Then user has re-projected the step for judgment hearing which scheduled for xx due to hold end.  As per latest comment dated xx Foreclosure file was again placed on hold for loss mitigation. No further information is available regarding foreclosure in the available collection comment.
As per comment dated xx subject property is occupied by the owner and in average condition; however, no need to repair.
Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney and complaint was filed. Date of complaint filed is not available in the collection comment. Foreclosure file was placed on hold due to loss mitigation. As per comment dated xx loss mitigation hold was removed on xx. Then user has re-projected the step for judgment hearing which scheduled for xx due to hold end.  As per latest comment dated xx Foreclosure file was again placed on hold for loss mitigation. No further information is available regarding foreclosure in the available collection comment.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter x case# xx on xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is $xx therefore the unsecured portion is $xx. As per statement of intention in voluntary petition dated xx debtor intent to retain the subject property. “ Report of No Distribution” was filed on xx. Joint debtor was discharged on xx.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination)? is Yes; however tape data shows No. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator is xx Notes and comments x.x; however tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc DAte of Last Modification is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xxmmmmmmmm; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is mmmmmmmmxx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Referral Date is Unavailable; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx; however tape data shows Null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk indicator is moderate due to TILA Foreclosure Rescission Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed due to TILA Foreclosure Rescission Finance Charge Test:
TILA Foreclosure Rescission Finance Charge Test shows Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx and Variance -$xx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which are missing from the loan file.
x. Anti-Coercion Notice.
x. Title Insurance Disclosure.
x. Radon Gas Disclosure.
																									x. Insurance Sales Disclosure."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21913381	xx	695	Not Applicable	40.724%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$759.49	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx The chain of the assignment has been completed currently. The mortgage is with xx There are a couple of outstanding liens/judgments against borrower/property are as follows. x. There is IRS lien in the amount of $xx which was recorded on xx. x. There are two civil Judgments in the amount of $xx which were recorded different dates and filed by xx. Annual county taxes have been paid in the amount of xx	Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx the next due date is xx. Current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the Mod terms. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xx	Collections Comments:As per the collection comment states that the foreclosure process was initiated in the loan.
It was referred to the attorney on xx
Comment shows that the complaint was filed on xx
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Comment dated xx shows that there are roof damages due to high wind and some water damages on walls. Another comment dated xx states that damages are a result of hurricane IRMA with the estimated repair cost of $xx. Borrower filed insurance claim but he could not submitted the required document for the same and comment dated xx shows that his insurance company is still not paying him the money to repairs of his home. However the latest inspection report dated on xx locator (“xx_xx_xx”) does not reflect any damages towards the subject property.
Orsibal Francisco Cifuentes-Barrios had filed bankruptcy under Chapterxx Case# xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
Voluntary petition was filed on xx does not show any unsecured portion.
As per the chapter xx plan, debtor will pay to the U.S. Trustee in the amount of $xx for xx months.
As per objection on plan was filed on xx based on a review of the debtor’s schedules and the Plan, the creditor objects to the feasibility of this plan and requests this court to require the debtor to establish the feasibility.
Motion for relief from automatic stay was filed on xx.
Latest status of FC was on hold due to active bankruptcy.

 Update: As per the servicing comment dated xx the subject property is owner occupied.
As per the servicing comment dated xx the borrower filed the bankruptcy under chapter xx with case# xx on xx As per the servicing comment dated xx the proof of claim filed on xx
As per the servicing comment dated xx the foreclosure case is put on hold due to active bankruptcy.

Foreclosure Comments:As per the collection comment states that the foreclosure process was initiated in the loan.
It was referred to the attorney on xx
Comment shows that the complaint was filed on xx
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Orsibal Francisco Cifuentes-Barrios had filed bankruptcy under Chapterxx Case# xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
Voluntary petition was filed on xx does not show any unsecured portion.
As per the chapter xx plan, debtor will pay to the U.S. Trustee in the amount of $xx for xx months.
As per objection on plan was filed on xx based on a review of the debtor’s schedules and the Plan, the creditor objects to the feasibility of this plan and requests this court to require the debtor to establish the feasibility.
Motion for relief from automatic stay was filed on xx.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx beginning from xx. The new principal balance is $xx. The maturity date is xx. Rate will be changed in x steps.	Initial Escrow Acct Disclosure Loan Program Info Disclosure Mortgage Insurance	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxBxx   Variance:    Variance %:    Comment: Payment string is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file." * Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing in the loan file." * MI, FHA or MIC missing and required (Lvl x) "LTV is xx.xx% which is greater than xx.xxx% hence MI certificate is required; however, it is missing from the loan file." * Missing Required Disclosures (Lvl x) "List of service providers is missing in the file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98066861	xx	624	Not Applicable	17.295%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,213.33	4.750%	$659.05	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx
Active judgments and liens found pending are as follows:
Multiple Muni/City/Code Liens in the total amount of $xx and commonly recorded xx.The all liens were searched by borrower name and there is no property address mention on document.
There are multiple active civil judgment lien against the borrower which is in the total amount of $xx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $ which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in collections. Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $ which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx. The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx According to the modification agreement the new modified unpaid principal balance is $xx from which principal amount of $xx permanently forgiven by the lender which exceeds more than xx of the modified unpaid principal balance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx According to the modification agreement the new modified unpaid principal balance is $xx from which principal amount of $xx permanently forgiven by the lender which exceeds more than xx of the modified unpaid principal balance.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No foreclosure activity was found in the collection comments. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was xx and the Lender did not require MI according to the Final DU.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity was found in the collection comments.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification document amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification document mod maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original Standard LTV(OLTV) xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is mmmmmmmmxx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per the payment history the unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to the TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, loan data: $xxx,xxx.xx, comparison data:  $xxx,xxx.xx, variance:  -$x,xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL, loan data:  $xxx,xxx.xx, comparison data: $xxx,xxx.xx, variance: -$x,xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35459945	xx	Unavailable	Not Applicable	30.823%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.113%	$803.51	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx. Chain of Assignment is incomplete. There is break in assignment chain between from xx. According to updated title report annual combined taxes for the year of xx was paid in the amount of $xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx.	Collections Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. However, latest servicing comment dated xx show foreclosure process currently was put on hold due to loss mitigation. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of $xx.
Review of PACER, bankruptcy is not initiated on the loan.
Reason for default is excessive obligations.
According to servicing comment subject property is owner occupied. According to servicing comment dated xx subject property was damaged. The nature of damage is roof and estimated cost of damage repair is $xx. However, latest servicing comment dated xx show repairs are completed.  Later, servicing comment dated xx show subject property has minor damage due to Hurricane. Estimated cost was not mentioned in servicing comment. As per insurance claim document located “xx_xx” the property was damaged (roof) and estimated cost of damage repair is $xx. However, latest servicing comment does not show that damage repair has been completed.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. However, latest servicing comment dated xx show foreclosure process currently was put on hold due to loss mitigation. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This loan modification was done on xx between xx. The amortization type is step and new unpaid Principal balance is $xx (Excluding forgiven in the amount of $xx) and modification original rate is xx and Monthly P&I is $xx. The modification payment start date is xx and new maturity date is xx.	Credit Report Initial Escrow Acct Disclosure	Field: Borrower Last Name Loan Value: Yakymlw Tape Value: YAKYMIW |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Same   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod doc date is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Same.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xXFxx   Variance:    Variance %:    Comment: xx xXFxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: As per payment history payment string is xx however tape data shows xxFxFXx.   Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history current unpaid principle balance is $xx however tape data shows Null. Tape Source: Initial Tape Type:	3: Curable		* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file." * Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file." * Operative index value is unable to confirm (Lvl x) "Operative index value unable to confirmed from the available loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,524.80	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27062248	xx	Unavailable	Not Applicable	56.310%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,723.19	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The last assignment is from xx. The assignment should be with xx
There are nine code enforcement liens against the subject property in the favor of xx for the amount of $xx which was recorded on different dates and one code enforcement lien is in the favor of xx for the amount of $xx which was recorded on xx.
There is a utility lien against the subject property in the favor of xx for the amount of $xx.
There is a junior mortgage against the subject property originated on xx which was recorded on xx.
Combined annual taxes for the year of xx have been paid in the amount of on xx. No prior delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xx. The borrower has been maxxpayments as per modification agreement dated xx with the interest rate of xx and P&I of xx.	Collections Comments:The loan is currently in the foreclosure and the foreclosure is on hold due to litigation. The next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xx. The borrower has been maxxpayments as per modification agreement dated xx with the interest rate of xx and P&I of $xx.
The borrower, xx had filed bankruptcy under chapter- xx with the case# xx on xx.According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx. Hence, unsecured portion is reflected in the amount of $xx. The POC was filed by the creditor on xxfor the secured claim amount of $xx and the amount of arrearage is xx. The case was dismissed on xx and was terminated on xx.
According to review of the collection comment, the foreclosure was initiated in xx and the file was referred to an attorney on xx. According to document located at “xx”, the foreclosure complaint was filed on xx. The service was completed on xx. According to comment dated xx the main defendants and Miami-Dade County had filed their answers. Litigation action was filed on xx. The contested matter was referred to litigation department on xx. The foreclosure was put on hold due to litigation on xx. The comment dated xx state that prior to proceedings to judgment at this time, execution of the lost note affidavit was needed to proceed with amended complaint. The comment dated xx states that firm are attempting to locate original note. No further comment has been found stating that the litigation matter has been resolved or not.
According to comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to review of the collection comment, the foreclosure was initiated in xx and the file was referred to an attorney on xx. According to document located at “Ln#xx Pg#xx”, the foreclosure complaint was filed on xx. The service was completed on xx. According to comment dated xx the main defendants and Miami-Dade County had filed their answers. Litigation action was filed on xx. The contested matter was referred to litigation department on xx. The foreclosure was put on hold due to litigation on xx. The comment dated xx state that prior to proceedings to judgment at this time, execution of the lost note affidavit was needed to proceed with amended complaint. The comment dated xx states that firm are attempting to locate original note. No further comment has been found stating that the litigation matter has been resolved or not.
Bankruptcy Comments:The borrower, "Franklin Ballou" had filed bankruptcy under chapter- xx with the case# xx on xx.According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx. Hence, unsecured portion is reflected in the amount of $xx. The POC was filed by the creditor on xxfor the secured claim amount of $xx and the amount of arrearage is xx. The case was dismissed on xx and was terminated on xx.	The modification agreement was made between xx. As per the modified term, the new principal balance is $xx. The borrower promises to pay $xx monthly with modified step interest rate of xx beginning from xx with a maturity date of xx. The loan was modified with two steps.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The Payment History reflects Corporate Advances in the amount of xx   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x.csv   Tape Value: Yes   Variance:    Variance %:    Comment: Current foreclosure document locator-xx Notes and comments x.x.csv   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Current foreclosure status is service complete.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: he loan LTV at origination was xx and the Lender did not require MI according to the appraisal   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per Escrow balance per payment history is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as fixed. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report original standard LTV not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "According to lost instrument affidavit located at xx, the firm has discoverd that the original promissory note has been lost or misplaced after it had received same."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAILLoan Data:  $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance:-$xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file. However, values are updated from the transmittal summary located at xx
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject proeprty is located at Florida, Following dislcosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58076737	xx	Unavailable	Not Applicable	15.004%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$6,115.04	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
x) There is an active civil judgment against the borrower xx.
x) There is another civil judgment against the borrower xx and the amount is not available.
The combined annual taxes for the year of xx have been paid in the amount of $xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is in active litigation. The foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. However, the comment dated xx indicates that the foreclosure was put on hold due to active litigation. However, no further information has been found regarding foreclosure.
The comment dated xx states that the litigation was filed on xx and the foreclosure was put on hold. However, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed.
The comment dated xx states that the contested was filed on xx and the foreclosure was put on hold. The contested matter referred to litigation on xx. However, no details were found regarding the contested. Further information is not available to confirm whether the contested hold was removed.
The reason for default as per servicing comment is Illness of the borrower. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement.
The loan modification agreement was made on xx between the borrower xx The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx. However, the lender agrees to forgive the principal in the amount of $xx.
No information pertaining to bankruptcy has been found.
The property inspection report dated xx shows that the subject property is occupied by an unknown party. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. However, the comment dated xx indicates that the foreclosure was put on hold due to active litigation. However, no further information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx. However, the lender agrees to forgive the principal in the amount of $xx.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: As per foreclosure doc locator is balbelnotes and comments x.x. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: As per collection comments foreclosure status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: The property inspection report dated xx shows that the subject property is occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification doc date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per xx OLTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: As per payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx N Variance:    Variance %:    Comment: xx Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history current UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																									* Operative index value is unable to confirm (Lvl x) "The operative index value is unable to be determined from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67678759	xx	668	Not Applicable	18.794%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.700%	$318.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.
Provided payment history as of xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx to xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.
According to the inspection report dated xx the subject property is owner occupied with no visible damages or repairs. It is in good condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
According to the modification agreement made on xx the new principal is in the amount of $xx with interest rate of xx. In addition to this the lender agrees to permanently forgive the principal balance in the amount of $xx which exceeds xx of the modified principal amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx plan with case # xx on xx. The plan was confirmed on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx plan with case # xx on xx. The plan was confirmed on xx.
According to the chapter xx plan dated xx the debtor shall pay to the trustee the sum of $xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $xx.	Loan Modification agreement was made between borrower xx on effective date of xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
According to the modification agreement made on xx the new principal is in the amount of $xx with interest rate of xx. In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exceeds xx of the modified principal amount.	Initial Escrow Acct Disclosure Missing Dicsloures Mortgage Insurance	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xx Tape Value: $xx |---| $xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification found in loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/a   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Loan Amortization type is Step.,   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxBxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history unpaid current principal balance is amount $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from loan file."
																									* Missing Required Disclosures (Lvl x) "List of service providers document is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8889836	xx	Unavailable	Not Applicable	43.217%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$722.96	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the subject mortgage was originated on xx.
 The chain of the assignment has been completed. The current assignment is with xx.
No active liens or judgments have been found.
The annual combined taxes of xx have been paid in the amount of $xx.  No prior years delinquent taxes have been found.
The review of the payment history shows that the borrower is currently delinquent for more than x months and the next due date is xx The last payment was received on xx in the amount of $xx which was applied for xx. The UPB stated in the payment history is $xx.	Collections Comments:The review of comment history shows that, the loan is in active bankruptcy.
The borrower is currently delinquent for more than x months.
The borrower, xx had filed the bankruptcy under chapter xx case#xx on xx. The plan was confirmed on xx. The POC was filed by the creditor xx  on xx. However, the POC bar date was xx. The servicing comment dated xx states that Bk firm does not recommend filing proof of claim if the bar date has passed.  The plan has been confirmed. The post-petition mortgage payments are being paid by the debtor.
According to payment history as of xx the last payment was received on xx in the amount of $xx which was applied to the due date of xx. The UPB stated in the payment history is $xx.
The loan was modified on xx.
No comments have been found indicating any damage to the subject proeprty.

Update:
As per the servicing comment dated xx the borrower was discharged on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx case#xx on xx. The plan was confirmed on xx. The POC was filed by the creditor xx  on xx. However, the POC bar date was xx. The servicing comment dated xx states that Bk firm does not recommend filing proof of claim if the bar date has passed.  The plan has been confirmed. The post-petition mortgage payments are being paid by the debtor.

under chapter xx the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is
$xx and the value of property is $xx.
There is no any evidence of cram down.

The modification agreement was done on xx between the xx.
This modification includes write off the amount of xx. This amount could be either of the following:
x) unpaid or deferred interest x) Escrow advances x) Administrative Fees x) unpaid late fees or x) deferred principal.
As per the modified terms, the borrower promises to pay the new principal balance in the amount of $xx with fixed interest at the rate of xx from xx. The new maturity date will be xx.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: No evidence of foreclosure has been found. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Sale Publication   Variance:    Variance %:    Comment: No evidence of foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: The deferred balance is not available.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is an evidence of modification has been found.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The pay history string is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No evidence of foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: According to payment history the UPB is $xx. However the tape shows that it is NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "The loan was originated with Adjustable Rate Provision. However, the loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69749876	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.209%	$234.58	xx/xx/xxxx	Financial Hardship	The updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has not been completed , currently the assignment is with xx
There are renewed judgment and credit card judgment against the borrower.
The renewed judgment was recorded on xx in the amount of $xx.
The credit card judgment was recorded on xx in the favor of xx
xx combined annual are paid in the amount of $xx.No prior delinquency has been found.
According to the payment history as of xx the borrower is delinquent for x months and the next due date is xx.The last payment received date is unable to be determined which was applied to xx.The monthly P&I is in the amount of $xx with an interest rate of xx.The UPB is reflected in payment history is in the amount of $xx.The borrower had last payment as per the modification made on xx.	Collections Comments:The loan is currently in collection. No comments have been found regarding the bankruptcy and foreclosure.
The loan has modified since the origination.  The modification agreement was made between the lender Caliber Home Loans, Inc and the borrower xx on xx.The new principal balance as per the modification is $xx.The first payment was due on xx and the maturity date is xx with the modified interest xx and P&I $xx.The modification does not contain balloon payments.
The reason for default is curtailment of income.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx. The new principal balance as per the modification is $xx.The first payment was due on xx and the maturity date is xx with the modified interest xx and P&I $xx.The modification does not contain balloon payments.
Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xxx |---| $xxx |----| xx Comment: Corporate Advances are entered as a positive number. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No comments have been found regarding the foreclosure   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: The doc date of the last loan modification is xx.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The Escrow Balance is a negative number therefore is entered as a positive Escrow Advance Balance.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: The modification maturity date per the latest loan modification is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Current UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report is missing from the file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing Transfer is missing from the file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85968644	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$793.62	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx Its Attorney-In Fact to xx
There is one active senior mortgage against subject property in favor of xx in the amount of $xx.
Annual combined taxes of xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx the loan is delinquent from x months and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:According to the servicing comment as of xx the loan is currently in the collection and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement which was made on xx.
The reason for default is unemployment.
The borrower did not file the bankruptcy.
No, ant details have been found regarding the foreclosure.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified three times since origination. The borrower has been maxxpayments as per the modification agreement which was made on xx between the borrowers xx. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay for the amount of $xx with an interest rate of xx beginning from xx till maturity date is xx.

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No, ant details have been found regarding the foreclosure. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: The subject property is occupied by the original owner.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No, ant details have been found regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The applecation is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA APR test : Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the xx state.
The below disclosures are missing from the loan file.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92783155	xx	684	708	35.049%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,061.75	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage in the favor of xx.
There is a junior mortgage in the favor of xx.
There is an HOA lien in favor of xx
There is an HOA lien in favor of xx
There is a civil judgment against the borrower in favor of xx
The annual combined taxes have been paid in the amount of $xx.
No delinquent taxes have been found for the prior year.
The review of the payment history reveals that borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received in the amount of xx which was applied for the due date of xx. The Current UPB reflected is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx. The borrower had filed the bankruptcy under chapterxx on xx with the case# xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim of $xx and an arrearage amount of $xx. According to the chapter xx plan, the debtor shall pay $xx per month for a period of xx months. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. The borrower had filed the bankruptcy under chapterxx on xx with the case# xx. However, the foreclosure was placed on hold. The review of the payment history reveals that borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received in the amount of $xx which was applied for the due date of xx. The Current UPB reflected is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made between the borrower xx on xx. The loan has been modified twice since origination. Previously, the loan was modified on xx. The comment dated xx states that the subject property is owner-occupied. No damage and repairs have been found. The borrower wants to keep the property.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. The borrower had filed the bankruptcy under chapterxx on xx with the case# xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapterxx on xx with the case# xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim of $xx and an arrearage amount of $xx. According to the chapter xx plan, the debtor shall pay $xx per month for a period of xx months. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made between the borrower xx. The modified new principal balance is $xx with an interest rate of xx and the P&I in the amount of xx beginning from xx with the maturity date of xx. According to balloon addendum attached to the modification agreement, the lender agrees to immediately forgive an amount equal to $xx. The loan has been modified twice since origination.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: Current foreclosure Doc locator is xx Notes and comments x.x. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Current foreclosure status is Awaiting sale.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is xx MI not required.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: xx Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
x.Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
x.Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined since the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67570802	xx	Unavailable	Not Applicable	40.043%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,050.57	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The x installment of Combined taxes for xx have been paid off in the amount of $xx  on xx and x installment of $xx  has been paid off on xx.

No prior year delinquent taxes have been found in the updated title report.	Review of the updated payment history as of xx shows that the loan is in delinquency for +xx months and the next due date for the payment is xx No evidences are available in the loan payment history regarding on what date the last regular payment has been made but prior payment is showing that the next due date is xx The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx.	Collections Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx but no FC complaint date is available in the loan file. The motion was filed on xx to dismiss the foreclosure but no evidences are available in the latest xx months servicing comments regarding current status of foreclosure.
No Bankruptcy is filed yet after maxxlast regular payment on xx. The Lis Pendens was filed on xx. The SOL for HI State is x years and the SOL for this loan is not expired yet.
The loan is in delinquency for +xx months and the next due date for the payment is xx. No evidences are available in the loan payment history regarding on what date the last regular payment has been made but prior payment is showing that the next due date is xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx.
The exterior Safeguard Properties report is available in the loan file dated xx(Locator#xx_xx.pdf)) which states that the subject property is in good condition and it is occupied by owner. No damages have been reported and the "as is" value of the property is $xx.
No evidences are available in the latest xx months servicing comments regarding Bankruptcy filings.

Update: As per servicing comment dated xx the loan modification effective date xx The new modified unpaid principal balance is in the amount of $xx with interest rate starting at xx and the borrower promises to pay P & I in the amount of $xx beginning from xx The maturity date as per modification is xx
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx but no FC complaint date is available in the loan file. The motion was filed on xx to dismiss the foreclosure but no evidences are available in the latest xx months servicing comments regarding current status of foreclosure.
No Bankruptcy is filed yet after maxxlast regular payment on xx. The Lis Pendens was filed on xx. The SOL for HI State is x years and the SOL for this loan is not expired yet.

Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Credit Report	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: Current foreclosure doc locator is "xx Notes and Comments xx but tape shows "YES." Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Current FC status is "Complaint filed" but tape shows "Judgment entered."   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was last modified on xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required and tape also shows the same.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is for xx months but tape shows for xx months.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The reversed payment history string is for xx months but tape shows for xx months.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The current UPB is $xx but tape shows "NULL." Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Compliance Testing (Lvl x) .

The CE risk indicator is "Moderate" due to following factors:

x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL   charged: $xxx,xxx.xx    Allowed: $xxx,xxx.xx    Variance: -$xx,xxx.xx

x. This loan failed the TILA APR test as the annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL     Charged: x.xxx%    Allowed: x.xxx%    Variance: +x.xxx%"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Settlement date is different from note date (Lvl x) "The settlement date in final HUD-x is mentioned as xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62266747	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment has been completed currently.
There is no outstanding liens/judgments against borrower/property
Annual combined taxes have been paid in the amount of $xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the note terms.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xx.
The borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx.
Comment shows that the complaint was not filed yet.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment and latest property inspection report dated on xx locator (xx) shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx.
Comment shows that the complaint was not filed yet.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Right of Rescission	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: PENNY |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: NITTA   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: M   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The Following state disclosures are missing from the loan file.
Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30360619	xx	Unavailable	Not Applicable	34.198%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior HOA lien available in the updated title report against the subject property in the amount of $xx.

x. There is an active junior HOA Judgment available in the updated title report against the subject property in the amount of $xx.

The x installment of Combined taxes for xx have been paid off in the amount of xx on xx and x installment of xx have been paid off on xx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx the loan is currently in delinquency for +xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the original Note terms.	Collections Comments:The loan is currently in active foreclosure. The loan is currently in delinquency for +xx months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the original Note terms.
The exterior Safeguard properties report is available in the loan file dated xx(Locator# xx_PROPERTY_INSPECTIONS_NONFEMA_Lxx_xx.pdf) which states that the subject property is in good condition and it is occupied by borrower. No damages have been reported and the "as is" value of the property is $xx.
The comment dated xx states that the reason for default of the loan is borrower's excessive obligation.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint is not filed yet. The foreclosure proceedings are currently being delayed due collateral copies and AOMs. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint is not filed yet. The foreclosure proceedings are currently being delayed due collateral copies and AOMs. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Y   Variance:    Variance %:    Comment: Tape data shows Current ForeclosureDoc Loacator as Y however as per loan file it is not applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape data shows Lender G\L Require MI as No however as per loan file it is not applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Tape data shows Max Rate at first adjustment as xx however as per loan file it is xx.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Tape data shows as Min rate at first adjustments xx however as per loan file it is xx.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape data shows as Mod Maturity date as xx however as per loan file it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Tape data shows Original Standard LTV as xx however as per loan file it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape data shows Payment History String as xx however as per available payment History it is mmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape data shows Payment History Reverse String as xx however as per available payment History it is mmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Tape data shows as UPB as per payment History however as per loan file it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81031042	xx	Unavailable	Not Applicable	20.207%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$274.56	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx and it was recorded on xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.
Provided payment history as of xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xx.	Collections Comments:Loan is in active foreclosure. Provided payment history from xx to xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xx.
According to the servicing comment xx the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
According to the modification agreement made on xx the new principal is in the amount of $xx with interest rate of xx. In addition to this the lender agrees to permanently forgive the principal balance in the amount of $xx which exceeds xx of the modified principal amount.
According to the available servicing comments dated from xx to xx the foreclosure was initiated on the subject property in xx. The foreclosure judgment was entered on xx. According to the servicing comment dated xx the foreclosure file was put on hold due to loss mitigation. As per the comment dated xx the motion to dismiss of foreclosure was granted. Hence, the foreclosure case was dismissed. Henceforth, the foreclosure was re-initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx. The foreclosure complaint and notice of lis pendens was filed by the attorney with case # xx-CHxx on xx. Since comments are available only up-to xx we are unsure about the outcome of this foreclosure proceedings.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx. The plan was confirmed on xx. The bankruptcy case was further dismissed on xx and also got dismissed on xx.

Update: As per servicing comment dated xx foreclosure is on hold. Further details were not provided.
As per servicing comment dated xx the loan modification effective date xx The new modified unpaid principal balance is in the amount of $xx with interest rate starting at xx and the borrower promises to pay P & I in the amount of $xx beginning from xx The maturity date as per modification is xx
Foreclosure Comments:According to the available servicing comments dated from xx to xx the foreclosure was initiated on the subject property in xx. The foreclosure judgment was entered on xx. According to the servicing comment dated xx the foreclosure file was put on hold due to loss mitigation. As per the comment dated xx the motion to dismiss of foreclosure was granted. Hence, the foreclosure case was dismissed. Henceforth, the foreclosure was re-initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx. The foreclosure complaint and notice of lis pendens was filed by the attorney with case # xx-CHxx on xx. Since comments are available only up-to xx we are unsure about the outcome of this foreclosure proceedings.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx on xx. The plan was confirmed on xx. The bankruptcy case was further dismissed on xx and also got dismissed on xx.
According to the modified chapter xx plan dated xx the debtor shall pay to the trustee the sum of $xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $xx.	Loan Modification agreement was made between borrower xx
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
According to the modification agreement made on xx the new principal is in the amount of $xx with interest rate of xx. In addition to this the lender agrees to permanently forgive the principal balance in the amount of $xx which exceeds xx of the modified principal amount.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy was filed and dismissed and terminated. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The corporate advances recoverable per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: The foreclosure doc locator is "xx Notes and comments xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The escrow balance per payment history ys xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Verification of Stated Income or Assets   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: The Loan Documentation type is No Verif.Stated Income/Assets.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Original Standard LTV(OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history the UPB is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
?IL Collateral Protection Insurance Notice
?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96766687	xx	610	Not Applicable	22.225%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$110,970.55	5.430%	$888.06	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.The chain of assignment is complete.

 A junior mortgage is against the subject property originated on xx in the amount of $xx.

Active liens and judgment has been found on updated title report.

A civil judgment is active against the subject property in the amount of $xx.

A civil judgment is active against the subject property in the amount of $xx.

A civil judgment is active against the subject property in the amount of $xx.

state tax liens are active against the subject property in the amount of $xx

x   installment of xx year combined property tax is paid on xx in the amount of $xx

No delinquent taxes found.	Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx. The last payment was received on xx in the amount of $xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx. The last payment was received on xx in the amount of $xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.
According to the document located at (xx_xx) foreclosure was referred to attorney on xx. According to the document located at (xx_xx) the foreclosure judgment was entered on xx. The foreclosure complaint was filed on xx and the foreclosure sale date is xx. However, the same document shows that the foreclosure process was put on hold due to loss mitigation activity.
The borrower has not filed bankruptcy yet.
As per comment date xx reason  for default is Excessive Obligations.
Collection comment dated xx shows that the subject property is owner occupant with no visible damages or repairs.

Update:
As per servicing comment dated xx the property is owner-occupied.
As per the servicing comment dated xx borrower was deceased.
As per servicing comments dated xx the foreclosure complaint was filed on xx and as per servicing comments dated xx foreclosure was cancelled on xx
According to servicing comments dated xx the subject property was damaged the wall paneling and water meter box in basement is moldy. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest xx months of collection comments.
Foreclosure Comments:According to the document loacted at (xx) foreclosure was referred toattorney on xx. According to the document located at (xx) the foreclosure judgment was entered on xx. The foreclosure complaint was filed on xx and the foreclosure sale date is xx. However, the same document shows that the foreclosure process was put on hold due to loss mitigation activity.
Bankruptcy Comments:Not Applicable	The borrower has been maxxpayments as per the loan modification agreement which was made on xx. According to the modified terms, the new principal balance is $xx The amount of $xx of the new principal balance shall be considered as deferred principal balance. In addition,$xx there is a deferred principal eligible for forgiveness. which shall be forgiven by the lender on each of the first, second and third anniversaries of xx and the interest bearing will be $xx Interest at the rate of interest xx beginning from xx. The new maturity date is xx.	Affiliated Business Disclosure	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x & xx_CORP_ADV_INVOICES_xxDxx_xx & xx_COMM Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90612390	xx	Unavailable	Not Applicable	35.324%	First	Preliminary title policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$875.32	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx.
First installment county taxes of xx have been paid in the amount of $xx.
Second installment county taxes of xx have been due in the amount of xx which was due on xx.
No, any prior year delinquent taxes have been found.
According to the payment as of xx the borrower is delinquent from x months and next due date is xx. The last payment was received on xx. The borrower only paid the escrow amount is $xx. The new UPB is reflected in the amount of $xx. The P&I is received on xx in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement which was made on xx.

Collections Comments:As per the servicing comment as of xx the loan is currently active in the foreclosure and next due date is xx. The last payment was received on xx. The borrower only paid the escrow amount is $xx. The new UPB is reflected in the amount of $xx. The P&I is received on xx in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement which was made on xx.
The reason for default is curtailment of income.
The loan was modified four times since origination. The borrower has been maxxpayments as per the modification agreement which was made on xx.
As per the comment dated xx the contested matter was found. The litigation action was filed on xx. The comment dated xx stated that the litigation matter was pending for prior servicer. The comment dated xx stated that the contested matter has been resolved. The foreclosure was initiated. As per the comment dated xx the possible to loan payoff and property is listed for sale. The referred to an attorney was filed on xx. No, any further details have been found regarding the foreclosure.
The borrower did not file the bankruptcy.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:As per the comment dated xx the contested matter was found. The litigation action was filed on xx. The comment dated xx stated that the litigation matter was pending for prior servicer. The comment dated xx stated that the contested matter has been resolved. The foreclosure was initiated. As per the comment dated xx the possible to loan payoff and property is listed for sale. The referred to an attorney was filed on xx. No, any further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified four times since origination. The borrower has been maxxpayments as per the modification agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay for trustee in the amount of $xx with an interest rate of xx beginning on xx till maturity date xx.

Credit Report HUD-x Closing Statement Missing Dicsloures Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: Current foreclosure doc locator is xx Notes and comments x.x Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is debt consolidation.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. However, the values are updated by the estimated HUD-1 located at xx.	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "The property is located in state of xx. The Signed Closed-end Credit Agreement Notice disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72743387	xx	Unavailable	Not Applicable	49.782%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.125%	$259.75	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual combined taxes for xx have been paid in full in the amount of xx  on xx

The annual City taxes for xx have been paid in full in the amount of $xx  on xx

No prior year delinquent taxes have been found in the updated title report.	Review of the updated payment history as of xx shows that the loan is in delinquency for +x months and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of $xx for the due date of xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx.	Collections Comments:The loan is currently in active forecosure. The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint is not filed yet. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The loan is in delinquency for +x months and the next due date for the payment is xx. The last regular payment (P&I) was made on xx in the amount of $xx for the due date of xx. The UPB has been mentioned in the updated payment history in the amount of $xx. The borrower has been maxxregular payments currently according to the loan modification agreement which was made on xx.
The comment dated xx states that the reason for default of the loan is illness of borrower's wife.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the foreclosure complaint is not filed yet. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Claim No: x
The debtor, David Allen Temple had filed the bankruptcy under chapter xx with the case#xx on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is $xx.
According to the debtor's chaptexx plan which was filed on xx the debtor shall make post petition payment of $xx per month with the interest rate of xx for the total arrearage of $xx and Debtor shall pay regular post petition contract payments directly to the subject creditor and this plan was confirmed on xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
The trustee had filed a motion to dismiss the case on xx for failure to make plan payments. The debtor was dismissed on xx and the case was terminated on xx.
The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of $xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination)? is yes; however tape data shows No. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current foreclosure doc locator is "xx Notes and comments xx; however the tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Current foreclosure status is Foreclosure not begin; however tape data shows Complaint Filed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx; however tape data shwos xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx; however tape data shwos xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Referral date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal BAlance (UPB) per Payment History is xx; however tape data shows Null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which are missing from the loan file.
x. Fair Housing Notice.
x. Homeownership Protection Center Disclosures.
x. Notice of Free Choice of Agent or Insurer."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92706287	xx	715	Not Applicable	47.378%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$611.14	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx . The chain of assignment has been completed. No active judgments or liens have been found against the subject property or the borrower. Annual county taxes for the year of xx have been paid in the amount of xx on xx. No prior year delinquent taxes have been found.	According to the latest payment history as of xx the borrower is currently delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance as per tape data is in the amount of $xx. The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of $xx.
Collections Comments:The loan is currently in the foreclosure and the borrower is currently delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance as per tape data is in the amount of $xx. The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of $xx. According to review of the collection comment, the reason for default is illness of the borrower. The borrower had cancer. The comment dated xx states that the borrower may not live to much longer time and the borrower stated that the life insurance will payoff home. According to review of the collection comment, the foreclosure was initiated in xx and the file was referred to an attorney on xx. The file was put on hold due to loss mitigation. The loan has been approved for trial plan. According to comment dated xx three months trial plan was offered to the borrower for the payment in the amount of $xx which was due on xx. The borrower has completed the trial plan. The final modification has executed on xx.
The foreclosure was restarted and file was again referred to an attorney on xx. The complaint was filed on xx with the case #xx-CIxx According to comment dated xx the foreclosure is currently on hold due to loss mitigation workout. According to comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to review of the collection comment, the foreclosure was initiated in xx and the file was referred to an attorney on xx. The file was put on hold due to loss mitigation. According to comment dated xx three months trial plan was offered to the borrower for the payment in the amount of $xx which was due on xx. The borrower has completed the trial plan. The final modification has executed on xx.
The foreclosure was restarted and file was again referred to an attorney on xx. The complaint was filed on xx with the case #xx According to comment dated xx the foreclosure is currently on hold due to loss mitigation workout.

Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan has been modified on xx between the borrower xx. The new modified principal balance is in the amount of $xx and the borrower promises to pay P&I in the amount of $xx with interest rate starting at xx beginning from xx till the maturity date of xx. This loan was modified once since the origination.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: forelcosure doc locator is xx Notes and comments x.x. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV(OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xMMMMMMMMxx.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xxMMMMMMMMx.     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. Following state disclosures are missing from the loan file.
?Fair Housing Notice
?Homeownership Protection Center Disclosures
?Notice of Free Choice of Agent or Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54133986	xx	Unavailable	Not Applicable	47.205%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.125%	$1,317.57	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx.
x) There is a junior mortgage in the favor of xx Attorney at Law which was recorded on xx.
x) There are six notice of judgment lien on real estate.
x) There is Notice of judgment lien on real estate in the favor of xx.
x) There is Notice of judgment lien on real estate in the favor of xx.
x) There is Notice of judgment lien on real estate in the favor of xx.
x) There is Notice of judgment lien on real estate in the favor of xx.
x) There is Notice of judgment lien on real estate in the favor of xx.
x) There is Notice of judgment lien on real estate in the favor of xx.
x) There are two active xx liens against the borrower, xx first in the favor of xx.
x) There is an active state tax lien against the borrower xx in the favor of xx which was recorded on xx. The amount of the state tax lien has not been provided.
The combined annual taxes for the year xx have been paid in the amount of $xx. The annual city taxes for the year xx have been paid in the amount of $xxx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of $xx for the due date of xx The UPB reflected is in the amount of $xx till the due date of xx The borrower has been maxxthe payments as per the modification agreement.
Collections Comments:The review of the collection comment shows that the loan is in active foreclosure and the next due date for the payment is xx. According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The foreclosure was placed on hold due to a service delay on xx. The borrower had filed the bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim of $xx. According to the order confirming chapter xx plan, the debtor shall pay $xx per month for the period of xx months. The schedule-D in Voluntary Petition shows that the amount of $xx as an unsecured portion out of claim amount of $xx. No comment indicating a cram down has been found. The bankruptcy was dismissed on xx and terminated on xx. The date of the last filing the bankruptcy was xx. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB reflected is in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made on xx//xx between the borrower xx. The loan has been modified once since origination. The comment dated xx shows that the primary borrower xx had deceased on xx. However, a death certificate is not found from the loan file. No damage and repairs have been found. The property inspection report dated xx shows that the subject property is owner-occupied.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The foreclosure was placed on hold due to a service delay on xx.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim of $xx. According to the order confirming chapter xx plan, the debtor shall pay $xx per month for the period of xx months. The schedule-D in Voluntary Petition shows that the amount of $xx as an unsecured portion out of claim amount of $xx. No comment indicating a cram down has been found. The bankruptcy was dismissed on xx and terminated on xx. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made on xx//xx between the borrower xx. The borrower promised to make a monthly payment of $xx with the interest rate of xx beginning from xx with the maturity date of xx. The New Principal Balance stated in the modification is $xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing Dicsloures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under chapter xx with the case #xx on xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current foreclosure doc locator is xx Notes and comments x.x.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Service Completed   Variance:    Variance %:    Comment: Current foreclosure status is complaint file.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property postal code is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 and itemization are missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file. However, the values are considered from the initial application dated x/x/xxxx which is xx"
* Application Not Signed by All Borrowers (Lvl x)     "The final application is missing from the loan file. However, the values are considered from the initial application dated x/x/xxxx which is located at xx"
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x. Fair Housing Notice.
x. Homeownership Protection Center Disclosures.
x. Notice of Free Choice of Agent or Insurer."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58870562	xx	Unavailable	Not Applicable	53.207%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is junior mortgage in the favor xx.
No active judgments or liens have been found.
xx Combined annual taxes have been paid in the amount $xx.
No prior year delinquent taxes have been found.
Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx	Collections Comments:Collection comment available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.
This is conventional fixed rate mortgage with P&I $xx and interest rate of xx which was supposed to be matured on xx The P&I as per payment history is the $xx and rate of interest is xx. There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification.  As per comment dated xx the loan modification effective date is xx. As per modified terms, the UPB reflected is in the amount of $xx the borrower promises to pay P&I $xx beginning from xx with a modified interest rate xx. The new maturity date is xx The borrower has been maxxpayment as per these modified terms. However, a copy of modification agreement is missing in the loan file.
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan has not been confirmed yet.
As per the servicing comments dated xx the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan has not been confirmed yet.
The lender has filed POC on xx in the claim amount of $xx with arrearage in the amount of $xx.
According to the chapter xx plan filed on xx the debtor shall pay to trustee the amount of xx for xx months.	This is conventional fixed rate mortgage with P&I $xx and interest rate of xx % which was supposed to be matured on xx The P&I as per payment history is the $xx and rate of interest is xx. There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. As per comment dated xx the loan modification effective date is xx As per modified terms, the UPB reflected is in the amount of $xx the borrower promises to pay P&I $xx beginning from xx with a modified interest rate xx. The new maturity date is xx The borrower has been maxxpayment as per these modified terms. However, a copy of modification agreement is missing in the loan file.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Loan Modification is missing from the loan file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Loan Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, the unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA foreclosure rescission finance charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test as;
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
x.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x.Anti-Tying Disclosure
x.Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "FInal TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12383703	xx	620	Not Applicable	49.055%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$443.43	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete as the subject mortgage is currently with xx.
There is one civil judgment against the borrower found open in the amount of $xx.
According to updated title report, annual county as well as city taxes for the year of xx xx & xx have been paid in the total amount of $xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan was confirmed on xx. According to chapter xx plan, debtor shall pay to the trustee in the amount of $xx per month for the xx months. The POC was filed on xx in the amount of $xx and amount of arrearage is $xx.
 As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of $xx.
According to servicing comment, foreclosure is not initiated on the loan.
Reason for default unable to confirmed from the servicing comment.
According to servicing comment, subject property is owner occupied.  No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan was confirmed on xx.
According to chapter xx plan, debtor shall pay to the trustee in the amount of $xx per month for the xx months. The POC was filed on xx in the amount of $xx and amount of arrearage is $xx.	This loan modification was done on xx between xx. The amortization type is fixed and new unpaid Principal balance is $xx and modification original rate is xx and Monthly P&I is $xx. The modification payment start date is xx and new maturity date is xx.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to confirmed from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39892918	xx	Unavailable	Not Applicable	49.147%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$221.30	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx.
There is a Civil judgment in the favor of xx.
There is are three civil judgments in the favor of xx.
Annual installment of county jurisdiction tax of xx has been paid in the amount of $xxx on xx
No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest collection comments.
The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx There is no provision for the balloon payment.
The foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
The borrower xx had filed bankruptcy under chapter- xx with the case # xx on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months, then $xx per month for xx months. The POC was filed on xx with the claim of $xx and the arrearage amount is $xx. The plan was confirmed on xx and the date of the last filing is xx.
As per the latest BPO report dated xx the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per servicing comment dated xx the property is owner-occupied.
As per servicing comment dated xx the borrower filed for bankruptcy under Chapter xx with casexx.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter- xx with the case # xx on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months, then $xx per month for xx months. The POC was filed on xx with the claim of $xx and the arrearage amount is $xx. The plan was confirmed on xx and the date of the last filing is xx.	This loan modification agreement was made between xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Current foreclosure status is referred to an attorney.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan was modified on xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxM   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: Mxx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
TILA Right of Rescission Test: FAIL"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
x. Anti-Tying Disclosure.
x. Financial Institution Choice of Insurance Disclosure."
* Property is Manufactured Housing (Lvl x)     "According to the appraisal report datedxx/xx/xxxx, the subject property type is “Manufactured Home xx”. As per the addendum attached to the manufactured home Mortgage deed, the property is attached to a permanent foundation system. The wheels axles and towing hitch were removed."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2641903	xx	722	Not Applicable	32.495%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment has been completed currently the assignment is with xx
There are x UCC liens, x civil judgment and x civil judgment against the borrower.
The UCC liens are in the favor of xx however the amount is not available. The first was recorded on xx
The civil judgment was recorded on xx.
xx combined annual taxes are paid in the amount of $xx.No prior delinquency has been found.
The foreclosure notice of seizure was recorded on xx against the borrower xx
According to the payment history as xx the borrower is delinquent for xx months. The last payment was received on xx in the amount of $xx which was applied to xx.The monthly P&I is $xx with an interest rate of xx.
The current UPB as per latest payment history is $xx.The borrower has made last payment as per the original note.
Collections Comments:The loan is currently in active bankruptcy. The borrower xx had filed the bankruptcy under chapter xx with case#xx on xx. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xx per month for xx months, plus, $xx lump-sum payment in month x plus $xx lump-sum payment in month xx plus $xx lump-sum payment in month xx plus $xx lump-sum payment in month xx. The POC was filed on xx the amount of POC is $xx and the arrearage amount is $xx.
No comments have been found regarding the foreclosure. According to the payment history as xx the borrower is delinquent for xx months. The last payment was received on xx in the amount of $xx which was applied to xx.The monthly P&I is $xx with an interest rate of xx.
The current UPB as per latest payment history is $xx.The borrower has made last payment as per the original note.
The loan has not been modified since the origination.
The reason for default is unable to be determined as per servicing comments.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with case#xx on xx. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xx per month for xx months, plus, $xx lump-sum payment in month x plus $xx lump-sum payment in month xx plus $xx lump-sum payment in month xx plus $xx lump-sum payment in month xx.
The POC was filed on xx the amount of POC is $xx and the arrearage amount is $xx.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator is xx Notes and comments x.x; however tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: No comments have been foundd regarding the foreclosure in latest xx months servicing comments.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The latest PH shows escrow balance as xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Mod Maturity Date is Not Applicable; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history String is xx; however tape data shows xxBxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment History String Reversed is xx; however tape data shows xxBxx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Referral Date is Unavailable; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per payment history is $xx; however tape data shows Null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following required state disclosure which are missing from the loan file.
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
x. Anti-Tying Disclosure.
x. Financial Institution Choice of Insurance Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93058525	xx	Unavailable	Not Applicable	82.449%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$433.69	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx the subject mortgage was originated on xx. The chain of assignment has been completed. No active judgments or liens have been found. xx Combined xth installment tax has been paid in the amount $xx. xx Combined x installment tax has been paid in the amount $xx. xx Combined x installment tax has been paid in the amount $xx. xx Combined x installment tax has been paid in the amount $xx. No prior year delinquent taxes have been found.	The Payment History as of xx reveals that the borrower is delinquent for x months. The last payment received date is xx in the amount of $xx(PITI) and applied on the due date xx. The monthly P&I is $xx with an interest rate of xx. The current UPB is in the amount of $xx. The borrower has made last payment as per the modification made on xx.	Collections Comments:The review of the collection comment shows that the loan is currently in collections and next due date for the payment is xx. The Payment History as of xx reveals that the borrower is delinquent for x months. The last payment received date is xx in the amount of $xx(PITI) and applied on the due date xx. The monthly P&I is $xx with an interest rate of xx. The current UPB is in the amount of $xx. The borrower has made last payment as per the modification made on xx. The loan has modified since the origination. The loan modification agreement made between (borrower) xx. on xx. The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and P&I of $xx beginning from xx till the maturity date xx. The loan has been modified four times since origination. The modification does not contain balloon payments. The reason for default is unable to be determined. No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure. No evidence has been found in the latest xx months’ servicing comments regarding the bankruptcy. As per the servicing comments dated xx the subject property is owner occupied and is in average condition. No damages or repairs have been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement made between xx. The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and P&I of $xx beginning from xx till the maturity date xx. The loan has been modified four times since origination.The modification does not contain balloon payments.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per the servicing comments dated xx the subject property is owner occupied.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: This loan modification agreement was made between xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xxMMMMx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xMMMxx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-x, the purpose of the transaction is Cash Out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, the unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49833635	xx	611	Not Applicable	45.626%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$861.55	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is with xx. No active judgments or liens have been found. The first installment combined taxes of xx have been paid in the amount of $xx. The second installment combined taxes of xx have been paid in the amount of $xx. The third installment combined taxes of xx have been paid in the amount of $xx. The fourth installment combined taxes of xx are due in the amount of $xx. No delinquent taxes have been found for the prior year.	The review of the payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of xx which was applied for the due date of xxThe current UPB reflected is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The review of the collection comment shows that the loan is in the foreclosure and the next due date for the payment is xx. The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The service was completed on xx. No further details have been found. The review of the payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx.The current UPB reflected is in the amount of $xx. The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made on xx between the borrower xx The loan has been modified once since origination. The borrower had filed the bankruptcy under chapter xx with the case #xx on xx and plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and amount of arrearage is $xx. As per the chapter xx plan, the debtor shall pay $xx per month for a period of xx months. The bankruptcy was dismissed on xx and terminated on xx. The date of the last filing the bankruptcy was xx. The comment dated xx states that the reason for default is an illness of borrower. The comment dated xx states that the subject property had water damage on xx. The estimated cost for the repairs is $xx. An Insurance claim#Hxx has been filed to Vermont Mutual. The comment also reflects that he has received a check from an insurance company. He wanted to know the procedure to endorse the check. No information pertaining to the completion of repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The service was completed on xx. No further details have been found.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case #xx on xx and plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and amount of arrearage is $xx. As per the chapter xx plan, the debtor shall pay $xx per month for a period of xx months. The bankruptcy was dismissed on xx and terminated on xx. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made on xx between the borrower xx. The new modified principal balance amount is $xx with an interest rate of xx and P&I of $xx. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed the bankruptcy under chapter xx with the case #xx on xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Rushmore Notes and comments & xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Current foreclosure status is service completed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan modification agreement was made on xx between the borrower xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The purpose of transaction is cash-out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure.
x.Mortgage Loan Application Disclosure.
x.Carbon Monoxide Alarms.
x.MA Smoke Detector Certificate.
x.Notice of the Specific Reason for Denial of Credit.
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,178.55	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80065641	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$703.01	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. No active judgments or liens have been found. Fourth installment of xx is due in the amount of $xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx and that was applied for the due of xx. The next payment is due on xx. As per provided tape data, the current UPB is $xx. The borrower has been maxxthe payments as per the loan modification.

Collections Comments:The loan is in collections. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx and that was applied for the due of xx. The next payment is due on xx. As per provided tape data, the current UPB is $xx. The borrower has been maxxthe payments as per the loan modification. The loan modification agreement was made between xx as Attorney in fact for xx (Lender) on xx. The first modified payment is still due for xx and the new maturity date will be xx. The new Modified unpaid principal balance is $xx.The modification rate would be xx and modified P&I is $xx. The debtor xx had filed the bankruptcy under chapter x with case#xx. The voluntary petition was filed on xx. As per Debtor’s statement of intention dated xx the debtor wants to retain the subject property. The debtor was discharged on xx and the bankruptcy was terminated on xx. The reason for default is illness of borrower. As per comment dated xx the subject property is vacant. No damages or repairs have been noted on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter x with case#xx. The voluntary petition was filed on xx. As per Debtor’s statement of intention dated xx the debtor wants to retain the subject property. The debtor was discharged on xx and the bankruptcy was terminated on xx.	The loan modification agreement was made between xx. The first modified payment is still due for xx and the new maturity date will be xx. The new Modified unpaid principal balance is $xx.The modification rate would be xx and modified P&I is $xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is Yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation type is No Documentation however the tape data shows Full Documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original Stadard LTV(OLTV) is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tepa shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx however the tepa shows xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fee or Estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Missing Credit Report from the loan package."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33201512	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,750.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.The chain of assignment has been completed. The last assignment is from xx to xx forever and without recourse which was recorded on xx.
There are three IRS liens against the borrower, xx in the favor of xx for the amount of $xx.
First, second, and third installments of combined taxes for the year of xx have been paid in the total amount of $xx. Fourth installment of combined taxes for the year of xx is delinquent in the amount of xx which was due on xx.
According to latest payment history as of xx the borrower is currently delinquent for x months and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The unpaid principal balance as per tape data is in the amount of $xx. The borrower has been maxxpayments as per modification agreement dated xx with the interest rate of xx and P&I of xx.

Collections Comments:The loan is currently in the collection and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance as per tape data is in the amount of $xx. The borrower has been maxxpayments as per modification agreement dated xx with the interest rate of xx and P&I of $xx.
According to comment dated xx the reason for default is unexpected expenses. The comment dated xx states that the repayment plan has been cancelled. No foreclosure activity has been found in the loan file. The loan was modified between the borrowers, xx and the lender, xx on xx. As per modified term, the new principal balance is $xx. The borrower promises to pay P&I in the amount of $xx with the interest rate of xx beginning from xx. The maturity date is xx No latest BPO report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrowers, xx. As per modified term, the new principal balance is $xx. The borrower promises to pay P&I in the amount of xx with the interest rate of xx beginning from xx The maturity date is xx.
The loan was prior modified on xx which was located at "Ln#xx Pg#xx.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: there is no any foreclsoure initiated. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination is Unknown as the Application, Underwriting Approval and the Transmittal Summary are all missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is REO is inactive   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The loan LTV at origination is Unknown as the Application, Underwriting Approval and the Transmittal Summary are all missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: There is cash to the borrower   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Massachusetts State. The following disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72496231	xx	Unavailable	Not Applicable	75.914%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$849.23	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed as the current assignee is xx.
The second installment Combined taxes of xx are due in the amount $xx for the due date xx. The first and second installment Combined taxes of xx have been paid total in the amount of $xx. The third installment Combined taxes of xx have been paid partially in the amount of $xx. xx combined third partial installment is delinquent in the amount of $xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx in the amount of $xx for due date xx The UPB is reflected in the amount of $xx till the due date of xx The borrower has been maxxthe payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was not confirmed. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.
The foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The judgment was entered on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx on xx.
As per servicing comments, unable to determine the reason for default. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for due date xx. The UPB is reflected in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement.
As per loan modification agreement made on xx between the borrower xx the new principal balance is $xx. However, there is principal forgiveness in the amount of $xx out of the UPB of $xx. the new rate of interest is xx and P&I of $xx with payment commencing from xx till maturity date of xx Forgiven amount is more than xx of the modified principal amount.
The property inspection report dated xx shows that the subject property is occupied by an unknown party. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The judgment was entered on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx on xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was not confirmed. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.	As per loan modification agreement made on xx between the borrower xx the new principal balance is $xx. However, there is principal forgiveness in the amount of $xx out of the UPB of $xx. The new rate of interest is xx and P&I of $xx with payment commencing from xx till maturity date of xx. Forgiven amount is more than xx of the modified principal amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Judgment Entered   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: Current foreclosure status is judgment entered.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: Current occupancy is occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: The original note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to the final application dated xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure
x. Mortgage Loan Application Disclosure
x. Carbon Monoxide Alarms
x. MA Smoke Detector Certificate
x. Notice of the Specific Reason for Denial of Credit
x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
520770	xx	Unavailable	Not Applicable	55.334%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$50,332.95	4.000%	$1,416.21	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active water/sewer lien against the subject property recorded on xx in the amount of $xx.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $ which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active foreclosure.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx.  However, no other information regarding the foreclosure has been found in the latest xx months servicing comments. Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $ which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx. As per comment dated xx occupant of the subject property is owner. No delinquent taxes were found. No evidence regarding foreclosure has been found. No evidence regarding bankruptcy has been found. No evidence regarding property damage was found.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx.  However, no other information regarding the foreclosure has been found in the latest xx months servicing comments.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with step amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx. The amount of $xx has been deferred other than the principal amount. The modification period end will be on xx.
Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx page#xx Tape Value: No |---| |----| Comment: As per tape data, current foreclosure doc locator is no. However, review of available loan files states that it is Ln#xx page#xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data, deferred balance amount is $xx. However, review of available loan files states that it is $xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data, deferred principal (modification) per payment history is $xx. However, review of available loan files states that it is $xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data, doc date of last modification is xx. However, review of available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per tape data, loan amortization type is fixed. However, review of available loan files states that it is step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: As per tape data, loan documentation type is no verif. stated income. However, review of available loan files states that it is full documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data, original standard LTV (OLTV) is xx. However, review of available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string is xx However, review of available loan files states that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string reversed is xx However, review of available loan files states that it is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per tape data, purpose of refinance per application is cash out - other. However, review of available loan files states that it is debt consolidation.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data, unpaid current principal balance (UPB) per payment history is null. However, review of available loan files states that it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan:
x) Lead-Based Paint Disclosure
x) Mortgage Loan Application Disclosure
x) Carbon Monoxide Alarms
x) MA Smoke Detector Certificate
x) Notice of the Specific Reason for Denial of Credit
																									x) Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27762740	xx	649	Not Applicable	36.232%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,165.88	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows that the subject mortgage was originated on xx. The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx. No active judgments/liens have been found in the updated title report against the borrower/subject property. No current year Property Tax Assessment Report available in the updated title report to confirm prior and current year property taxes.	Review of updated payment history as of xx the loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the loan modification agreement which was made on xx.	Collections Comments:The loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the loan modification agreement which was made on xx.
The exterior Safeguard properties report is available in the loan file dated xx(Locator#xx ) which states that there are no damages have been reported.

The debtor xx had filed Bankruptcy under chapter-x on xx with the Case#xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is $xx. The debtor had intended to retain the subject property and also attempting the short sale.
The xx x Trustee's Report of No Distribution" was filed on xx and the debtor was discharged on xx. The case was terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-x on xx with the Case#xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is $xx. The debtor had intended to retain the subject property and also attempting the short sale.
The "Chapter x Trustee's Report of No Distribution" was filed on xx and the debtor was discharged on xx. The case was terminated on xx.	The loan was modified on xx with the x step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date of xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is Yes. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan Amortized type is FIxed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV(OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx however the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principle balance (UPB) Per payment History show $xx and tape data shows $Null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is "Moderate" due to following factors:

x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL    Charged: $xxx,xxx.   Allowed: xx $xxx,xxx.xx    Variance: -$xxx.xx

x. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

 TILA foreclosure rescission finance charge test: FAIL    Charged: $xxx,xxx.   Allowed: xx $xxx,xxx.xx    Variance: -$xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL    Charged: $xxx,xxx.   Allowed: xx $xxx,xxx.xx    Variance: -$xxx.xx

x. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

 TILA foreclosure rescission finance charge test: FAIL    Charged: $xxx,xxx.   Allowed: xx $xxx,xxx.xx    Variance: -$xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower.		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,304.48	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66879580	xx	Unavailable	Not Applicable	64.182%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$404.64	xx/xx/xxxx	Financial Hardship	The review of the pro-title report dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is xx.
There are x active civil judgments against the borrower xx which are as follows.
x. The first is in the favor of xx.
x. The second in the favor of xx.
First and second combined installment taxes of the year xx have been paid on xx and xx respectively in the amount of $xx and $xx respectively.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx the borrower is currently delinquent for xx months and the next due date for the regular payment is xx The last payment was received on xx in the amount of $xx which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of $xx. The borrower has been maxxpayment as per the modification agreement which was made on xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
It has been unable to determine the reason for default from the servicing comment.
The loan has been modified twice since origination. As per the latest modification agreement which was made on xx. The borrower promises to make a monthly payment of $xx with the rate of interest xx beginning from xx till the maturity date of xx  The new principle balance stated in the Modification is in the amount of $xx. No, any deferred amount has been given in the modification.  Hence, the interest-bearing amount is $xxx. This modification does not contain any balloon provision.
As per the document located at "Ln#xx pg#xx the foreclosure was initiated. The foreclosure file was referred to an attorney on xx and the complaint was filed with the case#Cxx-CVxx on xx; however, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter xx on xx.
The borrower xx has filed bankruptcy under chapterxx with the case#xx on xx and the amended plan(Doc#xx)plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for the xx months. The first xx months is in the amount of $xx and the remaining xx months is in the amount of $xx. The POC was filed by the xx on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment indicating a cram down.  The last time bankruptcy was filed on xx.
As per the property inspection report dated xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the document located at "Ln#xx pg#xx the foreclosure was initiated. The foreclosure file was referred to an attorney on xx and the complaint was filed with the case#Cxx-CVxx on xx; however, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter xx on xx.
Bankruptcy Comments:According to the PACER, the borrower xx has filed bankruptcy under chapterxx with the case#xx on xx and the amended plan(Doc#xx)plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for the xx months. The first xx months is in the amount of $xx and the remaining xx months is in the amount of $xx. The POC was filed by xx on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment indicating a cram down. The last time bankruptcy was filed on xx.	The Loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xx with the rate of interest xx beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. No, any deferred amount has been given in the modification. Hence, the interest-bearing amount is $xxx. This modification does not contain any balloon provision. The loan has been modified twice since origination. The first time, the loan was modified on xx. The copy of the previous modification agreement was located at xx.

Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx pg#xx Tape Value: Yes |---| |----| Comment: The current foreclosure doc locator is Ln#xx pg#xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: As per the lis pendency document, the current foreclosure status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan has modified on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI. Hence, it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, Original stated LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The payment history string per payment history is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMxx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The payment history string reversed per payment history is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per the appraisal report, subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The UPB per payment history is $xx; however, tape data reflects with Null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prohibited fees test:"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test:: FAIL Loan Data $xxx.xx Comparison Data $x.xx Variance +$xxx.xx.
The loan charges one or more prohibited inspection fees that are not needed to ascertain the completion of construction or repairs. MD Code §xx-xxx."
* DTI > xx% (Lvl x)     "As per the final application, the total income of the borrower is $xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of servicing providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland state. The following require state disclosures are missing from the loan file.
x.Affidavit of Consideration.
x.Affidavit of Disbursement.
x.First Time Buyers Affidavit.
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
x.Balloon Payment.
x.No Escrow Account.
x.Mandatory Binding Arbitration Disclosures.
x.Home Buyer Education and Counseling Disclosure."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85803834	xx	Unavailable	Not Applicable	42.198%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.000%	$699.19	xx/xx/xxxx	Unavailable	According to updated title report dated xx the mortgage was originated on xx.
The chain of assignment has been completed. Currently; the mortgage is with xx.
There are liens and judgments these are as follow:
x) There is a credit card judgment open against xx.
x) There is a credit card judgment open against xx.

First and second installment combined taxes of xx have been paid in the total amount of xx.	The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on is nota available in the provided payment history. Last payment was made in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on is nota available in the provided payment history. Last payment was made in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on xx. Foreclosure complaint was filed on xx with case # Cxx-CVxx and the lis pendens was filed on same day.  Foreclosure was put on hold due to copy of act/demand letter on xx. Hold was ended on xx. No further details have been found.
There is no bankruptcy filing found by borrower.
According to collection comment, no damages or repairs have been found.
According latest exterior property inspection report dated xx the subject property was occupied by unknown and the property was in average condition. No damages and estimated repairs have been noted.

Update:
As per the servicing comment dated xx borrower xx deceased.
As per servicing comments dated xx the foreclosure complaint was filed on xx and as per servicing comments dated xx foreclosure was cancelled on xx
As per servicing comment dated xx the property is owner-occupied.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on xx. Foreclosure complaint was filed on xx with case # Cxx-CVxx and the lis pendens was filed on same day.  Foreclosure was put on hold due to copy of act/demand letter on xx. Hold was ended on xx. No further details have been found.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of xx. The P&I as per payment history is the $xx and rate of interest is xx however, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, Modification agreement is missing in the file.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x & Ln#xx Pg#xx Tape Value: Yes |---| |----| Comment: Current foreclosure doc locatoris "xx Notes and comments xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Foreclosure Not Begun   Variance:    Variance %:    Comment: Current foreclosure status is referred to attorney.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender require MI is not available.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: OLTV as per the appraisal report is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per the payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate due to loan failed the prepayment term test"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test. Loan data is xxMonths comparison data is xMonths and variance is xxMonths."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The property is located in Maryland state. The following required Disclosures are missing from the loan file:
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64245699	xx	580	Not Applicable	56.353%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,032.64	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The last assignment is from xx. However, the assignment should be with xx
No active judgments or liens have been found against the subject property/the borrower.

First and second installments of combined taxes for the year of xx have been paid in the total amount of xx on xx and xx respectively. No prior year delinquent taxes have been found.
As per the review of payment history, the borrower is delinquent x months. The last payment was received on xx in the amount xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement. Payment history does not show current UPB. Hence, value is taken from tape data in the amount of $xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent x months. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement. Payment history does not show current UPB. Hence, value is taken from tape data in the amount of $xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx.  However, Latest servicing comment dated xx show, foreclosure process stop due to reinstatement. No more evidences are available regarding further foreclosure proceedings.
Review of PACER, bankruptcy is not initiated on the loan.
According to servicing comment dated xx reason for default is illness of borrower.
Latest servicing comment show subject property is owner occupied.  No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx.  However, Latest servicing comment dated xx show, foreclosure process stop due to reinstatement. No more evidences are available regarding further foreclosure proceedings.

Bankruptcy Comments:Not Applicable	This loan modification was done on xx between the xx. The amortization type is fixed and new unpaid Principal balance is $xx and modification original rate is xx and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: No Discrepancies. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to modification agreement loan was modified on xx. However, tape data show as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: According to appraisal report original standard LTV is xx. However, tape data show as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to payment history string is xx However, tape data show as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to payment history string reversed is xx However, tape data shows as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: According to payment history tape data current UPB is $xx However, tape data show as Null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17088811	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx

There is one civil judgment against the borrower xx in the favor of xx.

There is one water sewer lien against the property in the favor of xx.

The first and second installment county taxes of xx have been paid in the amount of $xx.

No prior years of delinquent taxes have been found.
As per the review of payment history as of xx the borrower is currently delinquent for xx months and next due date is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current P&I is $xx and PITI is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per Note terms.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current P&I is $xx and PITI is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per Note terms.
The reason for default is unable to be determined.
The loan has not been modified since origination.
The foreclosure was initiated and referred to an attorney on xx. The complaint was filed on xx. Further details are not available.
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and the arrearage is $xx. According to the Chapter xx plan dated xx the debtor shall pay the trustee $xx per month for x months and $xx per month for xx months. According to Notice of Mortgage payment change dated xx the new total payment is $xx. The date of the last filing is xx.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. The complaint was filed on xx. Further details are not available.
Bankruptcy Comments:
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and the arrearage is $xx. According to the Chapter xx plan dated xx the debtor shall pay the trustee $xx per month for x months and $xx per month for xx months. According to Notice of Mortgage payment change dated xx the new total payment is $xx. The date of the last filing is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Tape Value: Yes |---| |----| Comment: The information updated as per Foreclosure invoice. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: The FC status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Appraisal report, the MI certificate does not require.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: As per payment history string reversed is xx .   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, the unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file. Data is captured from initial application located at xx
* MI, FHA or MIC missing and required (Lvl x)     "This is an FHA loan originated on xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70423029	xx	709	765	38.319%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$2,282.71	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.

The chain of the assignment has been completed. The latest assignment is xx.

There is junior mortgage active in the favor of xx.

There are three state tax liens active against the borrower, xx

The combined Annual taxes of xx have been paid on xx.
No prior years delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for x months. The last payment was made on xx and was applied to the due date of xx which would make the current due date as xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently in foreclosure as the file was recently referred to an attorney on xx.
 The borrower is currently delinquent for x months. The last payment was made on xx and was applied to the due date of xx which would make the current due date as xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is a curtailment of income.

The loan was modified on xx with the lender, xx The new modified principal balance per modification is in the amount of $xx.
The new maturity date will be xx.
No record of open bankruptcy has been found.
No comments indicating any damage or repair to the subject property have been found.

Foreclosure Comments:The foreclosure has been inititaed on the loan and the file was referred to an attorney on xx.  No further activity has been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower, xx. As per the modified terms, the borrower promises to pay the new modified principal balance in the amount of $xx with step interest at the starting rate o xx beginning from xx. The new maturity date will be xx.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification doc date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per application OLTV is xx; however taper reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per appraisal report property type is PUD; however tape reflects single family.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history UPB is $xx; however tape reflects NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "The loan was originated with an adjustable rate provision. However, the loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD State. The following state disclosures are missing in the loan files.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney,
x. Title Insurance Company and Settlement Agent Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value at origination is unable to be determined."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46079626	xx	550	Not Applicable	26.370%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$821.42	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx
The chain of the assignment has been completed. The current assignment is with xx
There are two state tax liens in the total amount of xx
The IRS lien is found active against the borrower in the amount of $xx.
There is HOA lien in the amount of $xx.
The x and x installments of town taxes for the year of xx xx and xx are paid in the amount of $xx $xx and $xx respectively.
 The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date is for xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB is not stated in the payment history, as per tape it is $xx. The Current P&I is $xx and PITI is $xx with the interest rate of xx. Currently, the borrower has been maxxthe payments as per modification, which was made on xx

Collections Comments:The review of comment history shows that the loan is in collection.
The borrower is currently delinquent for more than xx months. The reason for default is death in a family.
The borrower xx had filed the bankruptcy under chapter xx with the Case # xx dated xx. The plan was dismissed on xx. The POC was filed on xx the amount of claim is $xx and amount of arrearage is $xx under chapter xx the debtor shall pay to the trustee in the amount of $xx weekly for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx and the value of property is $xx.
There is no any evidence of cram down.
The last payment was received on xx in the amount of $xx which was applied for xx. The UPB is not stated in the payment history, as per tape it is $xx. The Current P&I is $xx and PITI is $xx with the interest rate of xx. Currently, the borrower has been maxxthe payments as per modification, which was made on xx.
As per the modified terms, the new unpaid principle balance is $xx out of which, the borrower promises to pay the interest bearing amount of $xx at the interest rate of xx with the modified P&I of $xx.
The first payment date was due on xx and the new maturity date is xx.
There is no deferred balance has been stated.
The property has been occupied by the owner himself.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx dated xx. The plan was dismissed on xx. The POC was filed on xx the amount of claim is $xx and amount of arrearage is $xx under chapter xx the debtor shall pay to the trustee in the amount of $xx weekly for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx and the value of property is $xx.
There is no any evidence of cram down.	The modification agreement was done on xx between xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx out of which, the borrower promises to pay the interest bearing amount of $xx at the interest rate of xx with the modified P&I of $xx.
The first payment date was due on xx and the new maturity date is xx.
There is no deferred balance has been stated.

Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy details were found. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence of foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: The current occupancy is owner occupied. However the tape shows that it is occupied by the unknown party.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV(OLTV) is xx. However the tape data shows it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape shows it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx however the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principle balance (UPB) Per payment History show $xx. However the tape data shows it is Null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "The operative index value is unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12981003	xx	756	Not Applicable	21.900%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
There is an active junior mortgage which has been found on the updated title report.
There is a junior mortgage in the amount of $xx in favor of xx.
There is an active credit card judgment has been found against the borrower in the amount of $xx.
Annual Combined tax of xx has been paid on xx in the amount of xx.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the original note terms.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comment states that the that borrower has been the delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. Borrower is currently maxxthe payment according to the original note terms.
Review of the collection comment states that the foreclosure was initiated and referred to attorney on xx. Foreclosure file was [laced on hold due to loss mitigation. Hold opened from xx comment dated xx states that the sale has been postponed for xx but foreclosure file is still on hold for loss mitigation. There is no further information regarding foreclosure in the latest xx months collection comments.
PACER did not reflect any bankruptcy filed by the borrower.
As per comment dated xx subject property is occupied by the original owner and in average condition.
Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney on xx. Foreclosure file was [laced on hold due to loss mitigation. Hold opened from xx comment dated xx states that the sale has been postponed for xx but foreclosure file is still on hold for loss mitigation. There is no further information regarding foreclosure in the latest xx months collection comments.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: Current foreclosure doc locator is xx notes and comments x,x. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MOD maturity date is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per payment history is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* LTV or CLTV exceeds xxx% (Lvl x) "LTV or CLTV exceeds xxx% as appraised value is $xx which is greater than the value used by lender for LTV $xx"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file.
x. MO Collateral Protection Act Notice
x. Borrower's Choice of Insurer or Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67646464	xx	Unavailable	Not Applicable	65.908%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$9,315.40	5.375%	$528.87	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx
The chain of assignment has been completed as currently the assignment is xx.
* Junior mortgage found opened against the subject property in the amount of $xx.
* One more junior mortgage found opened against the subject property in the amount of $xx;
x) Civil judgment found pending against the borrower xx.
x) Civil judgment found pending against the borrower xx.
x) Civil judgment found pending against the borrower xx.
x) Civil judgment found pending against the borrower xx.
Property Tax Status;
x) Annual combined taxes for the year of xx has been paid in the amount of $xx on xx.
x) Annual combined taxes for the year of xx are delinquent for the amount of $xx which were due on xx with the good through date of xx.
Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.

Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to tape data is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.
The borrower agree to pay the UPB of $xx with interest rate of xx and P&I of $xx with fixed amortized type beginning from first payment date xx  and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan was confirmed on xx. The plan was later dismissed on xx and was fully terminated on xx.
The loan is currently in collection status.
The collection comment dated xx shows the reason for default as the subject property has damage. The pipes are busted in the wall of home. There is no comment stating the amount of damages or repairs. Also, there is no comment stating that the damages had been repaired or not.
Latest collection comment dated xx shows that the subject property is owner occupant.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx. The plan was confimred on xx. The plan was later dismissed on xx and was fully terminated on xx.
The lender had filed POC on xx in the claim amount of $xx with arrearage in the amount of $xx.	The modification agreement was made between the (borrower) xx. on effective date of xx.
The borrower agree to pay the UPB of $xx with interest rate of xx and P&I of $xx with fixed amortized type beginning from first payment date xx  and ends with the maturity date of xx
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: There is an evidence of bankruptcy has been found. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The deferred balance as per modification document is $xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The deferred balance as per mod is $xx. However the tape shows that it is $xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The doc date of last modification is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The mod step x is not available.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The current principal balance is $xx. However the tape shows that it is NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* DTI > xx% (Lvl x)     "According to the final loan application the borrower’s total monthly income is $xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5872517	xx	Unavailable	Not Applicable	38.421%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$846.32	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete as the subject mortgage is currently with xx.
There in one junior mortgage found open in the amount of $xx.
According to updated title report, annual combined taxes for the year of xx was paid in the amount of $xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement. Payment history does not show current UPB. Hence, value is taken from the tape data in the amount of $xx.	Collections Comments:The loan is currently in active foreclosure. According to servicing comment dated xx statute of limitation was completed on xx. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. Foreclosure sale was schedule for xx. However, latest servicing comment dated xx show foreclosure process is currently put on hold due to loss mitigation. No more evidences are available regarding further foreclosure proceedings.
Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan was not  confirmed. The case was dismissed on xx and terminated on xx.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. The payment was received as per modification agreement.  Payment history does not show current UPB. Hence, value is taken from the tape data in the amount of $xx.
Reason for default is excessive obligations.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The loan is currently in active foreclosure. According to servicing comment dated xx statute of limitation was completed on xx.  The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. Foreclosure sale was schedule for xx. However, latest servicing comment dated xx show foreclosure process is currently put on hold due to loss mitigation.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan was not confirmed. The case was dismissed on xx and terminated on xx.	This loan modification was done on xx between xx. The amortization type is fixed and new unpaid Principal balance is $xx and modification original rate is xx and Monthly P&I is $xx. The modification payment start date is xx and new maturity date is xx.

Credit Report Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is yes however tap data shows it is no. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current foreclosure Doc locator is different from tape data.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Current foreclosure status is referred to attorney, however tape data shows it is complaint filed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date last modification is xx however tape data shows it is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx however tape data shows it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: Payment history string reversed xx however tape data shows it is xxFxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: Payment history string reversed xx however tape data shows it is xxFxx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current principal balance per payment history $xx however tape data shows it is null. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5643806	xx	680	658	49.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
No, any active liens and judgments have been found against the borrower and subject property.
First installment combined taxes of xx have been paid in the amount of $xx.
Second installment combined taxes of xx have been due in the amount of $xx which was due on xx.
No, any prior year delinquent taxes have been found.

According to the payment history as of xx the borrower is delinquent from xx months and next due date is xx. The last payment received date is unable to be determined in the available payment history. The new UPB is reflected in the amount of $xx. The borrower has been maxxpayments as per the note rate.	Collections Comments:As per the servicing comment as of xx the loan is active in the foreclosure and next due date is xx. The last payment received date is unable to be determined in the available payment history. The new UPB is reflected in the amount of $xx. The borrower has been maxxpayments as per the note rate.
The reason for default is illness of borrower.
The loan was not modified since origination.
The foreclosure was initiated in xx and referred to an attorney filed on xx. The complaint was filed on xx. The step sale was scheduled on xx. The step judgment was entered on xx.
As per the comment dated xx the litigation action was filed on xx. The comment dated xx stated that the litigation issue is now handled by legal department. The litigation action was closed on xx. Also, the comment dated xx states the step contested matter has been resolved. The latest comment dated xx stated that the litigation action is still active. No, any further details have been found regarding the litigation matter.
As per the comment dated xx the contested matter was found. The comment dated xx states the step contested matter has been resolved. No, any further details have been found regarding the contested matter.
The subject property occupancy and condition is unable to be determined in the available servicing comments. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and referred to an attorney filed on xx. The complaint was filed on xx with the case# Fxx The step sale was scheduled on xx. The step judgment was entered on xx. As per the comment dated xx the litigation action was filed on xx. The comment dated xx stated that the litigation issue is now handled by legal department. The litigation action was closed on xx. Also, the comment dated xx states the step contested matter has been resolved. The latest comment dated xx stated that the litigation action is still active. No, any further details have been found regarding the litigation matter. As per the comment dated xx the contested matter was found. The comment dated xx states the step contested matter has been resolved. However, the foreclosure was put on hold due to the litigation matter.
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x (Autosaved) Tape Value: Yes |---| |----| Comment: As per servicing comment the foreclosure doc locator is given. However, tape reflects Yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: As per servicing comments the foreclosure status is Complaint filed. However, tape reflects Judgment entered.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per loan documents the MI is not applicable. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per loan documents there is no mod so it is not applicable. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraisal the LTV is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Payment History, the String is xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per Payment history the UPB is $xx. However, tape reflects NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Montana license validation test.
The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of maxxresidential loans to be licensed under the Act by October x, xxxx. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter.
The Montana Residential Mortgage Lender License and its corresponding Exemption Letter (Residential Mortgage Lender Act)
are not available for loans with a closing date before October x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the Montana license validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: loan data : $xx,xxx.xx, Comparison data : $xx,xxx.xx, Variance : -$xx.xx."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "The settlement date is xx"
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47701919	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$8,205.92	3.000%	$290.58	xx/xx/xxxx	Financial Hardship
The chain of assignment is complete; currently assignment was transferred from xx.
x. There is active senior mortgage against the subject property in the favor of xx.
x. There is junior mortgage against the subject property in amount of xx.
No judgments and liens have been found.
The combined taxes for the year of xx are paid off in amount of $xx.
No prior delinquent taxes have been found.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx and deferred amount is xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.	Collections Comments:The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx and deferred amount is $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.

The loan modification agreement was made between xx and lender xx effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is $xx deferred amount is $xx which is eligible to forgiven and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I $xx.
The Loan was modified into x steps.
x) Period: xx Rate: xx P&I: $xx Date: xx.
x) Period: xx Rate: xx P&I: $xx Date: xx.
x) Period: xx Rate: xx P&I: $xx Date: xx

Bankruptcy filed by “Stacy Alexander Belfield” under the chapter xx case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx.  The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx. However, this plan was yet confirmed on xx. Further information is not available about the BK case.

Home not affixed. Review of provided loan file as per appraisal report (xx_MISCELLANEOUS_DOCS_xxKxx_x.pdf) at the time of loan origination dated xx show the subject property type is ‘Manufactured Home’, it doesn’t reflects the VIN no and there is no affixation affidavit available in the loan file. As per latest inspection report dated xx (located- xx_PROPERTY_INSPECTIONS_NONFEMA_Lxx_x.pdf) show the subject property type is ‘Mobile Home’. The tax search report available in the updated title report dated xx shows separate tax assessment for land and improvements. The subject mortgage does not have any VIN/SN in it. However, title policy is missing from the loan file. Also there is no any Affixation Certificate available in the loan file. Therefore, we are unable to verify whether the subject property has been attached to the land or not.

No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by “Stacy Alexander Belfield” under the chapter xx case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx. However, this plan was yet confirmed on xx. Further information is not available about the BK case.	The loan modification agreement was made between xx effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx deferred amount is xx which is eligible to forgiven and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I $xx.
The Loan was modified into x steps.
x) Period: xx Rate: xx P&I: $xx Date: xx.
x) Period: xx Rate: xx P&I: $xx Date: xx.
x) Period: xx Rate: xx P&I: $xx Date: xx.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Initial Escrow Acct Disclosure Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Current foreclosure is not applicable. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Deferred balance amount is xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Deferred principal as per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender MI is Not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property is manufactured housing.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per payment history is $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to an appraisal report dated xx/xx/xxxxlocated at xx the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. Also, no VIN / SN # is listed in the legal description of subject mortgage. The latest tax search report available in the updated title report dated xx still shows the separate tax assessment for land and improvements. The Final title policy is missing from the loan file. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) ""Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file.""	* Application Missing (Lvl x) "Final xxxx/Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28847967	xx	Unavailable	Not Applicable	35.169%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$730.82	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx.
The annual county taxes for the year of xx have been paid in the amount of $xx.
The annual town taxes for the year of xx have been paid in the amount of $xxx.
No delinquent taxes have been found for the prior year	The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB reflected is in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The review of the collection comment shows that the loan is in active foreclosure and the next due date for the payment is xx. The foreclosure was initiated and the file was referred to an attorney on xx. However, no further information has been found regarding foreclosure. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB reflected is in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made on xx between the borrower xx The loan has been modified twice since origination. Previously, the loan was modified on xx. The comment dated xx states that the reason for default is the illness of a family member. No information pertaining to bankruptcy has been found. The property inspection report dated xx shows that the subject property is owner-occupied. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. However, no further information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower xx. The borrower promised to make a monthly payment of $xx with the interest rate of xx beginning from xx with the maturity date of xx. The New Principal Balance stated in the modification is $xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination. Previously, the loan was modified on xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: Current foreclosure doc locator is xx Notes and comments x.x. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan modification agreement was made on xx between the borrower xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state. The following state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure.
x. Credit Property Insurance Disclosure.
x. Fee Agreement.
x. Priority of Security Instrument Disclosure.
x. Attorney Selection Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7246995	xx	594	Not Applicable	53.541%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$627.32	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is from xx.
The first junior mortgage was originated on xx
The second junior mortgage was originated on xx.
The civil judgment was found against the borrower xx
There are two HOA liens against the subject property in the favor of xx. (The subject property is located in xx
Annual Combined taxes of xx have been paid in the amount of xx   for the due date xx.
No prior year delinquent taxes have been found.

As per the review of payment history as of xx the borrower is currently delinquent for xx months and next due date is xx The last payment was received on xx in the amount of $xx which was applied for xx The current P&I is $xx and PITI is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per Modification agreement.	Collections Comments:The loan is currently in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current P&I is $xx and PITI is $xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per Modification agreement.
The reason for default is unable to be determined.
The loan has been modified, this modification agreement was made between Borrower xx on xx. The reason for the modification is a financial hardship. As per the modified terms, the new principal balance is $xx. Borrower promises to pay $xx monthly with a modified interest rate xx beginning from xx with a maturity date xx The interest bearing amount is $xx. There is no deferred balance and principal forgiven amount.
The foreclosure was initiated and referred to an attorney on xx. As per the document located at xx the sale has been scheduled for xx under the case #xx The sale publication was done on xx. Further details are not available. Hence, unable to determine the foreclosure hold reason or whether it is dismissed. According to the document attached with the Updated title report Pg#xx the foreclosure petition was filed on xx. However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The POC was filed by Selene Finance, LP on xx with the secured claim amount of $xx and the arrearage is $xx. According to the Chapter xx plan dated xx the debtor shall pay the trustee $xx per month for xx months. The date of the last filing is xx.
As per comment dated xx the subject property is owner-occupied.
No comments have been indicating damages and repairs pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. As per the document located at “xx” the sale has been scheduled for xx under the case #xx SP xx. The sale publication was done on xx. Further details are not available. Hence, unable to determine the foreclosure hold reason or whether it is dismissed. According to the document attached with the Updated title report Pg#xx the foreclosure petition was filed on xx. However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The POC was filed by Selene Finance, LP on xx with the secured claim amount of $xx and the arrearage is $xx. According to the Chapter xx plan dated xx the debtor shall pay the trustee $xx per month for xx months. The date of the last filing is xx.	This modification agreement was made between Borrower xx. The reason for the modification is a financial hardship. As per the modified terms, the new principal balance is $xx. Borrower promises to pay $xx monthly with a modified interest rate xx beginning from xx with a maturity date xx. The interest bearing amount is $xx. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx Pg#xx Tape Value: Yes |---| |----| Comment: The foreclosure information updated as per Updated title report. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: The FC status is Referred to an attorney.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: An Appraisal report, Original standard LTV (OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: As per the payment history string as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The purpose of the transaction is Purchase.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Cash Out   Variance:    Variance %:    Comment: The purpose of the transaction is Purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: The purpose of the transaction is Purchase.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per Appraisal report the property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, Unpaid Current Principal Balance (UPB) is reflected in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account disclosure is missing from the given loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing from the given loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the given loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64984229	xx	Unavailable	Not Applicable	44.863%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$42,319.58	6.500%	$1,085.16	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The current assignment is with xx.
There are two state liens in the favor of xx.
There is an IRS lien in the favor of xx.
Annual installment of combined jurisdiction tax of xx has been paid in the amount of xx on xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest collection comments.
The borrower has been maxxthe payments as per the modification. This loan modification agreement was made between xx
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx. The interest bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The borrower xx had filed bankruptcy under chapter xx  with the case # xx on xx and the plan has not been confirmed. As per the chapter xx plan, the debtor shall pay to trustee the sum of $xx per month for xx months. The POC filed on xx the secured claim amount is $xx and amount of arrears is $xx.
As per the property inspection report dated xx located at (xx) the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx on xx and the plan has not been confirmed. As per the chapter xx plan, the debtor shall pay to trustee the sum of $xx per month for xx months. The POC filed on xx the secured claim amount is $xx and amount of arrears is $xx.	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx. The maturity is xx. The interest bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - x month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: N   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xxx   Variance %: xx   Comment: The deferred balance amount is $xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xxx   Variance %: xx   Comment: The deferred balance amount is $xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan has been modified on xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The loan is modified with a fixed rate.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The max rate of first adjustment is xx.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: min rate at first adjustment is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The current UPB is xx. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "A lost Note affidavit found in the loan file at xx, Which states that The Original Note has been misplaced and/Or Lost."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Amortization Schedule Disclosure.
x. Credit Property Insurance Disclosure.
x. Fee Agreement.
x. Priority of Security Instrument Disclosure.
x. Attorney Selection Disclosure."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determine since the supporting documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8103924	xx	769	646	24.091%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,406.70	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
There is a junior mortgage in the amount of $xx.
There are x state tax liens in the favor of xx second in the amount of $xx.
There are x civil judgments in the favor of xx first in the amount of $xx.
There are x HOA liens against the subject property in the favor of xx.
x and xth Combined installment taxes for the year of xx have been paid in the amount of $xx. x installment taxes have been paid in the amount of $xx. x installment taxes have been paid in the amount of $xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for x months and the next payment is due for xx. The last payment was received on xx in the amount of xx which was applied for xx. The UPB is $xx. The current P&I is xx and PITI is xx. The borrower has been maxxhis payments as per the xx mod terms.
Collections Comments:The loan is currently in active foreclosure and the next payment is due for xx. The last payment was received on xx in the amount of $xx which was applied for xx. The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The service was completed on xx. The judgment was entered on xx. The FC was placed on hold, due to loss mitigation workout. The Motion to Dismiss FC was granted on xx. The foreclosure was again initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The further proceedings have been awaiting.
No records for post-closing foreclosure have been found. The loan was modified once since origination and the borrower has been maxxhis payments as per the xx mod terms. The RFD is unable to be determined. As per the latest collection comments, the property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The service was completed on xx. The judgment was entered on xx. The FC was placed on hold, due to loss mitigation workout. The Motion to Dismiss FC was granted on xx. The foreclosure was again initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The further proceedings have been awaiting.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the borrower xx.
The UPB is $xx. The promises to pay P&I in the amount of xx with the rate of interest xx beginning from xx/ The maturity is xx. The lender has forgiven principal in the amount of $xx. However, the forgiven amount exceeds xx of the modified principal.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: The foreclosure was initiated n the loan file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the mod, the doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI Certificate is available in the loan file   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history, the escrow balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the original LTV ratio is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMxx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMMxx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string reversed is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per the mortgage, the PUD rider si available in the loan file.So, the property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per the payment history, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees Test: FAIL $x,xxx.xx $x.xx +$x,xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
(N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing  from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95431726	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx
Active junior or senior judgments/liens/mortgages:

x. There is an active junior mortgage available in the updated title report in the amount of $xx in favor of xx.

x. There is an active junior civil judgment available in the updated title report against xx

The x installment of Combined taxes for xx have been paid off in the amount of xx on xx and x installment of xx is due on xx.

The x installment of Utility taxes for xx are due in the amount of $xx on xx.	Review of updated payment history as of xx the loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the original Note terms.	Collections Comments:The loan is currently in active foreclosure. The loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the original Note terms.
The foreclosure was earlier initiated on the loan by referring it to attorney on xx but foreclosure proceedings were contested due to error on Municipality on Page#x of Mortgage. The contested matter was referred to litigation and the litigation action was filed on xx. The litigated file was being handled by the Legal Department and it had been assigned to xx to monitor and resolve it. The title claim was needed and the foreclosure department was going to manage through resolution. The answer was filed on xx. The comment dated xx states that the contested matter has been resolved an litigation hold was closed. The foreclosure file was again referred by attorney on xx and the FC complaint is not filed yet. The comment dated xx states that the step FC complaint filing was re-projected to xx.
The exterior xx properties report is available in the loan file dated xx (Locator#xx_xx) which states that the subject property is in good condition and it is occupied by borrower. No damages have been reported and the "as is" value of the property is $xx.
No evidences are available in the latest xx months servicing comments and in PACER regarding Bankruptcy filings.

Foreclosure Comments:The foreclosure was earlier initiated on the loan by referring it to attorney on xx but foreclosure proceedings were contested due to error on Municipality on Page#x of Mortgage. The contested matter was referred to litigation and the litigation action was filed on xx. The litigated file was being handled by the Legal Department and it had been assigned to xxto monitor and resolve it. The title claim was needed and the foreclosure department was going to manage through resolution. The answer was filed on xx. The comment dated xx states that the contested matter has been resolved an litigation hold was closed. The foreclosure file was again referred by attorney on xx and the FC complaint is not filed yet. The comment dated xx states that the step FC complaint filing was re-projected to xx.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: As per tape data current foreclosure doc locator is yes, however according to collection comment it is xx Notes and comments x.x. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data mod maturity date is xx however according to collection comment it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data original standard LTV (OLTV) is xx however according to collection comment it is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data unpaid current principal balance (UPB) per payment history is null, however according to collection comment it is $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "The final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77552315	xx	Unavailable	Not Applicable	34.490%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$30,849.50	2.000%	$917.04	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the mortgage was originated on xx .
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There are liens and judgments these are as follow:
x) There is a civil judgment (Contract Dispute) open against xx.
x) The sewer lien (sewer charges)of xx were sold on xx. As per tax collector, tax collector this certificate was redeemed on xx.
x) The sewer lien (sewer charges)of xx were sold on xx. As per tax collector, tax collector this certificate was redeemed on xx.

Tax Status:
First and second combined taxes of xx have been paid in the total amount of xx.
First combined taxes of xx have been paid in the amount of xx.
Second combined taxes of xx are due on xx in the amount of xx.	The payment history dated as of xx reveals that the borrower has been the delinquent from xxto till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx and modification deferred balance in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as of xx reveals that the borrower has been the delinquent from xxto till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx and modification deferred balance in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on xx. Foreclosure complaint was filed on xx. Foreclosure was put on hold due to litigation on xx. This hold was ended on xx. Amended complaint was filed on xx with the case#Fxx and the lis pendens was filed on same day. Foreclosure was put on hold due to contested on xx. No further details have been found.
According to the PACER, Joyce Cantalice (borrower) had filed bankruptcy under chapter-x with the case# xx on xx. This case was discharged on xx and it was terminated on xx.
According to collection comment, no damages or repairs have been found.
According latest exterior property inspection report dated xx the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on xx. Foreclosure complaint was filed on xx. Foreclosure was put on hold due to litigation on xx. This hold was ended on xx. Amended complaint was filed on xx with the case#Fxx and the lis pendens was filed on same day. Foreclosure was put on hold due to contested on xx. No further details have been found.
Bankruptcy Comments:According to the PACER, Joyce Cantalice (borrower) had filed bankruptcy under chapter-x with the case# xx on xx. This case was discharged on xx and it was terminated on xx.	The loan modification agreement was made between xx. On xx with new principal balance of $xx and the modification type is Step modification, the first step modification interest rate will be charged on xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx for xx months, the second step modification interest rate will be charged on xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx for xx months and the third step modification interest rate will be charged on xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx for maturity. The PITI in the amount of $xx to the maturity date with the new maturity date is xx.	Credit Report Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination) is Yes; however tape data shows No. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Rushmore Notes and comments   Tape Value: Yes   Variance:    Variance %:    Comment: Current Foreclosure doc locator is Rushmore Notes and Comments; however tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc Date of Last Modification is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? Not Applicable;however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest Only Period? is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history String is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history String Reversed is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Referral date Unavailable; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current Principal balance (UPB) per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file.
Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following required state disclosures are missing from the loan file.
x. NJ Application Disclosure.
x. Delivery Fee Authorization.
x. NJ Attorney Disclosure.
x. Unacceptability of Insurance Notice.
x. Attorney Disclosure II.
x. Tax Bill Information.
x. Private Well Testing.
x. Lock-In Agreement.
x. Commitment Disclosures.
xx. Choice of Insurer Disclosure.
																									xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92450401	xx	636	Not Applicable	10.622%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$84,755.63	2.000%	$1,174.62	xx/xx/xxxx	Financial Hardship	As per review of updated title dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed and the current assignee is xx

There is a junior mortgage against the subject property in the amount of xx

There is one IRS lien against the borrower in the amount of $xx.

There is one civil judgment against the name of borrower in the amount of $xx.

The annual combined taxes have been paid total in the amount of $xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x months. The last payment received date is not available and the payment was received in the amount of xx with interest rate of xx for the due date of xx. The next due date is xx. The UPB reflected in the latest payment history is $xx. The borrower has been maxxpayments as per the mod dated xx.
Collections Comments:The loan is in delinquency for x months. The last payment received date is not available and the payment was received in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The UPB reflected in the latest payment history is $xx. The borrower has been maxxpayments as per the mod dated xx.

The loan has been modified once since origination.
The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate was started from xx. The borrower had given promise to pay P&I in the amount of $xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount $xx.

The borrower xx had filed bankruptcy under chapter-x with the case#xx on xx. The POC was not filed. The motion for relief was filed on xx. The debtor was discharged on xx and the case was terminated on xx because of standard discharged. Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.

No comments have been found regarding the foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-x with the case#xx on xx. The POC was not filed. The motion for relief was filed on xx. The debtor was discharged on xx and the case was terminated on xx because of standard discharged. Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.	The loan has been modified once since origination.
The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate was started from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount $xx
Affiliated Business Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is yes; however, tape shows no. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Current foreclosure doc locator is n/a; however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is n/a; however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: loan amortization type is step; however, tape show fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is unavailable; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxMMxxMxxMxxMMx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is mmmmmmmmmmmm; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xMMxxMxxMxxMMxMxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmm; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is debt consolidation; however,tape shows cash out- other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per Hudx is refinance; however, tape shows cash out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx; however, tape shows null. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Ce Risk Indicator is "Moderate" as this loan failed This loan failed the prepayment term test.
Prepayment Term Test: FAIL loan data xxMonths comparison data xMonths variance xxMonths."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed This loan failed the prepayment term test.
Prepayment Term Test: FAIL loan data xxMonths comparison data xMonths variance xxMonths.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48979731	xx	Unavailable	Not Applicable	39.778%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,503.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx
There is a junior mortgage against the subject property in favor of xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xx.
xx x half town taxes are due till xx in the amount of xx
No prior delinquent taxes have been found pending.	Provided payment history as of xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx to xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx. The borrower is not maxxregular payments as per loan modification. The last payment of xx was received on xx in the amount of $xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xx.
According to the servicing comment dated from xx the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
According to the available servicing comments dated from xx to xx the  foreclosure was initiated on the subject property in xx. The foreclosure file referred to an attorney date and the complaint filed date is unable to be confirmed. However, according to the servicing comment dated xx the foreclosure has been stop due to loan modification, which was made on xx on xx. No further details regarding the foreclosure have been found.
No information pertaining to bankruptcy has been found in the latest xx months servicing comments.

Foreclosure Comments:According to the available servicing comments dated from xx to xx the  foreclosure was initiated on the subject property in xx. The foreclosure file referred to an attorney date and the complaint filed date is unable to be confirmed. However, according to the servicing comment dated xx the foreclosure has been stop due to loan modification, which was made on xx on xx. No further details regarding the foreclosure have been found.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xxx Tape Value: $xxx |---| $xxx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: No   Variance:    Variance %:    Comment: As per the collection comments located at "xx Notes and comments xx the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: OLTV as per the appraisal report is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string as per the payment history is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed as per the payment history is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per the payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to TILA APR Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase state regulations test failed due to Prohibited Fees Test failed.

This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99994148	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment is complete; currently assignment is with xx.
x. There is a state tax lien open against the borrower in amount of $xx.
x. There are two IRS liens open against the borrower in the total amount of $xx.
Combined taxes for the year of xx have been paid off in amount of $xx and due amount is $xx.	The Payment History dated xx reveals that the borrower has been the delinquent and as per tape data of payment history delinquency has been done for more than x months. The last payment was received in the amount of $xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the note terms that would be xx and modified P&I $xx.	Collections Comments:As per BOP inspection report located at (xx) dated xx subject property is occupied by owner. Review of collection comment dated xx shows that the subject property is vacant and secured. No visible damage/repairs have been found.

The Payment History dated xx reveals that the borrower has been the delinquent and as per tape data of payment history delinquency has been done for more than x months. The last payment was received in the amount of $xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the note terms that would be xx and modified P&I $xx.

No evidences have been found regarding foreclosure and bankruptcy filing found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No evidence has been found stating any active foreclosure. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: NO documentation.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversal is not available. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversal is not available. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The xxxx/application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The truth in lending disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in New Mexico, 'The Freedom to Choose Insurance Company' and 'Insurance Professional disclosure' are missing in the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
232615	xx	Unavailable	Not Applicable	56.858%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx. The chain of assignment has been completed as the current assignee is “xx”
There is one state tax lien against the borrower xx in the amount of $xx in favor of xx. The SSN of borrower is mentioned on the related document.
The state tax and IRS liens against the name of borrower as follow. The below liens were searched by the name of borrower. SSN/DOB is not mentioned on the related document.
There is one IRS lien in the amount of $xx in favor of xx
There are three state tax liens in the amount of xx.
The annual county taxes of xx have been paid in the amount of xx.
The first installments of county taxes of xx have been paid total in the amount of xx.
The second installments of county taxes of xx are due on xx in the amount of xx.
No prior year delinquent taxes have been found.	Review of payment history as of xx shows that the loan is in delinquency for xx months and borrower is not maxxmonthly payments. The last payment received date is not available and the payment was received in the amount of $xx with interest rate of xx for the due date of xx The next due date is xx. The latest payment history does not reflect the UPB hence it is updated from tape data which is in the amount of $xx. The borrower has been maxxpayments as per the original note terms.	Collections Comments:According to the servicing comments the foreclosure was initiated in the loan and the file was referred to attorney on xx. As per comment dated xx the amended complaint was filed on xx. The litigation action was filed on xx and the file was put on hold and the step judgment entered due on xx was terminated by this action. The comment dated xx states that the contested hold was opened on xx and the litigation hold was closed on xx. The latest comment dated xx shows that user has updated the hold type litigation as borrower filed answer with affirmative defenses and the file was being handled by the legal department and assigned to xx to monitor and resolve. The comment dated xx states that the contested hold was ended on xx. No further information found that the FC contested matter has been resolved or not. No more information is available in the given servicing comments regarding the foreclosure. As per comment dated xx user has created the process level issue for statute of limitation and provided the SOL will expire date as xx.
The loan is in delinquency for xx months and borrower is not maxxmonthly payments. The last payment received date is not available and the payment was received in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history does not reflect the UPB hence it is updated from tape data which is in the amount of $xx. The borrower has been maxxpayments as per the original note terms. The loan was not modified since origination.
The latest comment dated xx states that the property is owner occupied. No visible damages or repairs reported to the property.

Foreclosure Comments:According to the servicing comments the foreclosure was initiated in the loan and the file was referred to attorney on xx. As per comment dated xx the amended complaint was filed on xx. The litigation action was filed on xx and the file was put on hold and the step judgment entered due on xx was terminated by this action. The comment dated xx states that the contested hold was opened on xx and the litigation hold was closed on xx. The latest comment dated xx shows that user has updated the hold type litigation as borrower filed answer with affirmative defenses and the file was being handled by the legal department and assigned to Diana Maldonado to monitor and resolve. The comment dated xx states that the contested hold was ended on xx. No further information found that the FC contested matter has been resolved or not. No more information is available in the given servicing comments regarding the foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: foreclosure information updated from servicing comments. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Verification of Stated Income or Assets   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: updated as per tape data.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan was not modified.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB reflected in latest payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State and the required disclosure xx and InsuranceProfessional" is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68571676	xx	Unavailable	Not Applicable	36.557%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$907.48	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx.
There is a state tax lien in the amount of $xx.
There is a civil judgment in the amount of $xx.
Annual school taxes for the year of xx have been paid in the amount of $xx. Annual taxes for the year of xx have been paid in the amount of $xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx+ days and the next payment is due for xx. The last payment was received on xx in the amount of xx which was applied for xx. The UPB is $xx. The current P&I is $xx and PITI is xx. The borrower has been maxxhis payments as per the xx mod terms.	Collections Comments:The loan is currently in active foreclosure and the next payment is due for xx. The last payment was received on xx in the amount of $xx which was applied for xx. The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The service was completed on xx. The further proceedings have been awaiting.
No records for bankruptcy have been found. The RFD is curtailment of income. As per the comment dated xx the SOL has been expired on xx. However, there is no SOL issue.
The loan was modified once since origination, the borrower has been maxxhis payments as per the xx mod terms. As per the latest comments, the property is owner-occupied. No damages and repairs have been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The service was completed on xx. The further proceedings have been awaiting.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx.
The UPB is $xx. The borrower promises to pay P&I in the amount of $xx with a modified interest rate of xx beginning from xx. The maturity is xx.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Other_Foreclosure_Documents_Documents_Dxx Tape Value: Yes |---| |----| Comment: As per the collection comments, the foreclosure was initiated, Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the mod, the doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history, the escrow balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the CLTV ratio is xx. Tape reflects as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per the payment history, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following  disclosures are missing from the loan file,

x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84759629	xx	655	Not Applicable	52.176%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated xx. No active judgments or liens have been found. No delinquent taxes have been found.	According to the payment history as of xx the borrower has been delinquent for xx months. The last payment was received on xx that was applied for the due date of xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of xx.The UPB reflected as per the payment history is in the amount of $xx. The borrower has been maxxa payment as per Note.	Collections Comments:As per the review of the comments, the loan is in Bankruptcy and the borrower has been delinquent for xx months. According to the payment history as of xx the borrower has been delinquent for xx months. The last payment was received on xx that was applied for the due date of xx and the next due date for the payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx.The UPB reflected as per the payment history is in the amount of $xx.
The borrower has been maxxa payment as per Note.
The borrower had filed Bankruptcy under chapterxx on xx with the case#xx. The date of the last filing the bankruptcy is xx. The plan was confirmed on xx. The debtor shall make xx monthly payments as per $xx each month from January xx through June, xx and $xx each month, from July, xx through December, xx.
No damages or repair have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed Bankruptcy under chapterxx on xx with the case#xx. The date of the last filing the bankruptcy is xx. The plan was confirmed on xx. The debtor shall make xx monthly payments as per $xx each month from January xx through June, xx and $xx each month, from July, xx through December, xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Corporate Advance is xx. However, the tape data reflects ($xx). Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current Occupancy is primary.However, the tape data reflects Unknown Party.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required as LTV is xx.However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not active.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Mod Maturity date is Not Applicable. .However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Original balance is $xx. however, the tape data reflects $xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string is xx However, the tape data reflects xxBxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Reversed payment history is xx However, the tape data reflects xxBxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-x is cash out.However, the tape data reflects Refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx.However, the tape data reflects NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Note data is missing or inaccurate (Lvl x)     "As per documents, Note and mortgage date is xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82203634	xx	609	Not Applicable	18.764%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$746.11	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignment is completed as currently, the mortgage is with xx
Active judgments and liens found pending are as follows:
x. There is one junior mortgage in the amount of $xx.
Annual combined and the school taxes have been paid in the total amount of $xx.
Annual combined taxes have been due in the amount of $xx
No delinquent taxes have been found for the prior years.
Review of the payment history provided from xx to xx reveals that borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date xx. The next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Currently borrower is maxxpayments according to loan modification agreement.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the case#xx
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment and the property inspection report locator (xx_PROPERTY_INSPECTIONS_NONFEMA_Lxx_xx.pdf") dated xx shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case#xx
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrowerr and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx beginning xx. New principal balance is $xx. The maturity date is xx.
Affiliated Business Disclosure HUD-x Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Corporate advances is xx tape shows ($xx) Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Ln#xx pg#xx   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current occupancy is owner, primary home, tape shows occupied bu unknown   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender GL require MI is NA, tape shows no   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Escrow per pay history is xx tape shows ($xx)   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan amort type is fixed , tape shows step   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan doc type is Full doc, tape shows No Verification stated income   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: Pay history string is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: Pay history string reversed is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is lower rate, tape shows cash out   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per pay history is $xx tape shows Null Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is present in the loan files but some points and fees are hand written"	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Late Fees Test: Charged x.xxx%% allowed $x.xxx% Over By +x.xxx%.
Compliance Ease Risk Indicator is moderate as the loan is failing for Prepayment Term Test: Charged xx months allowed x month Over By xx months."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Late Fees Test: Charged x.xxx%% allowed $x.xxx% Over By +x.xxx%.
This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Compliance Ease Risk Indicator is moderate as the loan is failing for Prepayment Term Test: Charged xx months allowed x month Over By xx months.
This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the  property is located."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan files."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The required State disclosure is missing from the below list.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan files."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24819161	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.750%	$1,381.49	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
Chain of assignment has been completed. The assignment is from xx
Active liens and judgments are as below:
There is one active civil judgment against borrower in the amount of xx.
There are two active mechanics liens against borrower in the amount of $xx.
The x combined taxes for the year xx are paid in the amount of xx.
The x combined taxes for the year xx are due in the amount of xx.
The x school taxes for the year xx are paid in the amount of xx.
The x school taxes for the year xx are paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for x months. The last payment was received in the amount of xx on xx which was applied for due date xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB is $xx. Borrower made latest payments as per MOD terms made on xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is currently delinquent for x months. The last payment was received in the amount of $xx on xx which was applied for due date xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB is $xx. Borrower made latest payments as per MOD terms made on xx.
No detailed information has been found in latest xx months servicing comment. However, as per document located at xx it looks like FC was originated on loan in xx. Comment dated xx states that FC is closed. No further information has been found. No deceleration letter is found. As per servicing comment borrower seems interested in reinstatement.
Latest inspection report dated xx states that no damage has been report for subject property.

Foreclosure Comments:No detailed information has been found in latest xx months servicing comment. However, as per document located at xx it looks like FC was originated on loan in xx. Comment dated xx states that FC is closed. No further information has been found. No deceleration letter is found. As per servicing comment borrower seems interested in reinstatement.

Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan was modified on xx between the borrower xx. The new modified principal balance as per modification is $xx. Borrower promised to pay the loan with interest rate of xx and pay P&I of xx beginning from xx. The maturity date as per modification is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: N/A Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was not initiated.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Appraisal is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: x Family   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history UPB is $xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is located at xx. However, the points and fees are hand written. Also few fees are not legible."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of servicing providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4194093	xx	721	Not Applicable	26.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior mortgage available in the updated title report in the amount of $xx. First installments of xx combined taxes and School taxes have been made. Second installments of xx combined taxes and School taxes are due in the amount of $xx & $xx respectively.	Review of updated payment history as of xx the loan is currently in delinquency for +xx months and the next due for regular payment is xx. No evidences are available in updated Payment History that confirms when the last regular payment has been made.. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the original Note terms.	Collections Comments:The loan is currently in foreclosure. The loan is currently in delinquency for xx months and the next due for regular payment is xx. No evidences are available in updated Payment History that confirms when the last regular payment has been made. The UPB as of the date is in the amount of $xx. The borrower has currently been maxxpayments according to the original Note terms.
The comment dated xx states that the borrower wanted to sell the property but it couldn't so he is trying to do for a loan modification.
The exterior Safeguard properties report is available in the loan file dated xx which states that the subject property is in good condition and it is occupied by borrower. No damages have been reported and the "as is" value of the property is $xx.
The comment dated xx states that the reason for default of the loan is excessive obligation.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx (per provided tape) and the complaint is not filed yet.
The foreclosure proceedings were contested and litigated due to pending for filing summary judgment. The defendant filed an answer to the complaint and received an affidavit in support of plaintiff's motion for summary judgment. The latest comment dated xx states that the motion for summary judgment including Notice of motion are being prepared and filed but the foreclosure is still on hold due to this.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx (per provided tape) and the complaint is not filed yet.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx (per provided tape) and the complaint is not filed yet.
The comment dated xx states that the foreclosure proceedings were contested and litigated due to pending for filing motion for summary judgment (MSJ). The defendant filed an answer to the complaint and received an affidavit in support of plaintiff's motion for summary judgment. The latest comment dated xx states that the motion for summary judgment including Notice of motion are being prepared and filed but the foreclosure is still on hold due to this.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Y   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8133944	xx	736	Not Applicable	25.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx.
x) There are multiple ECB liens against the borrower xx.
x) There is an active state tax lien against the borrower xx.
There are six active civil judgment against the borrower xx.
x) First in the favor of xx.
x) Second in the favor of xx.
x) Third in the favor of xx.
x) Fourth in the favor of xx.
x) Fifth in the favor of xx.
x) Sixth in the favor of xx.
The first and second installment Borough taxes of xx have been paid in the total amount of $xxx. The third and fourth installment Borough taxes of xx have been paid in the total amount of $xxx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was unable to determine the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the Note terms.
Collections Comments:According to servicing comments, the loan is in active litigation. The Comment dated xx states that the litigation was filed on xx and the foreclosure was put on hold. However, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed.
The Comment dated xx states that the contested was filed and the foreclosure was put on hold. However, no details were found regarding the contested. Further information is not available to confirm whether the contested hold was removed.
The foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. However, the comment dated xx states that the foreclosure was put on hold due to active litigation.
As per servicing comments, unable to determine the reason for default. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was unable to determine the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx. The borrower has been maxxthe payments as per the Note terms.
No information pertaining to bankruptcy has been found.
The property inspection report dated xx shows that the subject property is occupied by an unknown party. No damage and repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. However, the comment dated xx states that the foreclosure was put on hold due to active litigation.
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln#xx Pg#xx Tape Value: Y |---| |----| Comment: Current foreclosure document is Ln#xx Pg#xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Max rate at first adjustment is xx.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Min rate at first adjustment is xx.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMM   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reverse is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: x Family   Tape Value: Low Rise Condo (x-x Stories)   Variance:    Variance %:    Comment: Subject property type is x Family.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Current UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
x. Smoke Alarm Affidavit
x. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "The operative index value is unable to be determined from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64983872	xx	Unavailable	Not Applicable	38.211%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$8,560.44	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The last assignment of mortgage was from xx
There are three ECB liens active against the subject property in the favor of xx. There is a chance of property getting foreclosed if the said lien isn't satisfied. This can be cured by paying off the lien with delinquent interest or other charges (if any).
Property Tax status:
The annual property taxes of xx are delinquent in the amount of $xxx which were due on xx This delinquent amount was good through xx.
The annual utility taxes of xx have been partially paid on xx. The balance is still due in the amount of $xx.
The x, x , x and xth installment Borough taxes of xx have been paid.

Dated as of xx does not reveal a current due date and the minimum of xx month review is missing. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of xx .	Collections Comments:According to sellers tape data, the loan is in default since xx. The payment history as of xx does not reflect the information regarding the last payment received detail and the payment due date. But the FC document located at xx states the borrower failed to make payments from xx to date. The acceleration letter was mailed to the borrower on xx. The lender filed the first complaint xx on xx since the default was not cured. Further proceedings are unable to be determined as the collection comments are missing till xx. The latest servicing comments available from xx state that foreclosure has been contested and the litigation action was filed on xx and the hold due to litigation was opened on xx. As per comment dated xx the litigation issue was being handled by the legal department. No comment indicating the resolution of contested matter has been found. The updated title report dated shows that the new complaint has been filed by the lender xx on xx. The FC judgment has not been entered by the court yet.
Foreclosure Comments:the FC document located at xx states the borrower failed to make payments from xx to date.  The acceleration letter was mailed to the borrower on xx. The lender filed the first complaint (Ln#xx) on xx since the default was not cured. The latest servicing comments available from xx state that foreclosure has been contested and the litigation action was filed on xx and the hold due to litigation was opened on xx.
Bankruptcy Comments:Borrowers xx had filed bankruptcy under chapter-x with the case#xx-shl on xx and the case was discharged on xx.	The new principal balance per modification is in the amount of xx to be paid at the rate of xx beginning from xx to the stated maturity date xx. This is a fixed rate. The borrower promises to pay the UPB plus interest to the Lender.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated per Bankruptcy filing Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x (x)   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI required   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Correct LTV of xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: As per payment history, the loan has been in default since xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: As per payment history, the loan has been in default since xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx W xxth St.   Tape Value: xx W xxTH ST   Variance:    Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Home improvement   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: No evidence in loan file of foreclosure-Referral Date   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: x Family   Tape Value: x Family   Variance:    Variance %:    Comment: Updated per appraisal   Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Updated per Payment History Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* LTV or CLTV exceeds xxx% (Lvl x) "As per Appraisal report, sales price is $xx. LTV exceeds xxx%." * Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84707745	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated on xx
Chain of assignment is incomplete. Currently the assignment is with xx
No active judgment or liens are found pending.
According to updated title report, x installment of combined taxes for the year of xx was paid in the amount of $xx and x installment is due on xx in the amount of $xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. Payment history does not show current UPB. Hence value is taken from the tape data in the amount of $xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. Payment history does not show current UPB. Hence value is taken from the tape data in the amount of $xx.
According to servicing comment foreclosure is not initiated on the loan .
Review of PACER, bankruptcy is not initiated on the loan.
Reason for default is illness of borrower.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per tape data current foreclosure is No and as per review it No. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: As per tape data deferred balance amount is xx and as per review it is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data Deferred Principal (Modification) per payment history is xx and as review it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per tape data Modification change note term is Yes and as per review it is No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Doc Date of last modification is xx and and as per review it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data Does lender G/L required MI is No and as review it is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data REO is not active and as per review it is not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data modification maturity date is xx and as per review it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-xx   Variance %: xx   Comment: As per tape data original balance (or Line Amount) is $xx and as per review it is $xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data original standard LTV (OLTV) is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per tape data Purpose of refinance per application is Cash Out - Other and as per review it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data unpaid current principal balance (UPB) per payment history is Null and as per review it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan data is $xxxxx.xx which was compared with $xxxxx.xx and variance is -$xx.xx
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at xx State.
Following state disclosures are missing from the loan file. :-
x) Insurance Tying Disclosure
x) Non-Deposit Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62591988	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,230.66	4.500%	$339.73	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is from xx.
There are two state tax liens and two civil judgments, found against the borrowers xx.
The state tax liens were found against the borrowers xx.
The First civil judgment was found against the borrower xx.

x installments of combined taxes for the year of xx have been paid in the amount of xx for the due date xx.
x installments of combined taxes for the year of xx have been due in the amount of xx for the due date xx
No prior year delinquent taxes have been found.
According to the review of payment history as of xx the borrower is delinquent for x months. The last payment was received on xx in the amount of $xx with interest rate of xx which was applied for the due date of xx Next due date is xx. The UPB is in the amount of $xx. The borrower is maxxpayment as per modification which was made on xx The loan has been modified thrice since origination.
Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for x months. The last payment was received on xx in the amount of $xx with interest rate of xx which was applied for the due date of xx. Next due date is xx. The UPB is in the amount of $xx. The borrower is maxxpayment as per modification which was made on xx. The loan has been modified thrice since origination.
As per the review of the servicing comments on xx the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure was put on hold due to the Reinstatement plan.
As per the document located at xx_OTHER_FORECLOSURE_DOCUMENTS_xxPxx_xx foreclosure was previously initiated on loan in xx. The complaint was filed on xx with case number xxCFxx The foreclosure was put on hold due to the loss mitigation plan. Later, notice of dismissal located at xx_OTHER_FORECLOSURE_DOCUMENTS_xxPxx_xx was sent to borrower on xx. No De-Acceleration letter has been found in loan file.
No evidence of post-closing bankruptcy has been found.
Borrower intention is to retain the property. No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:As per the review of the servicing comments on xx the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure was put on hold due to the Reinstatement plan. As per the document located at xx_OTHER_FORECLOSURE_DOCUMENTS_xxPxx_xx foreclosure was previously initiated on loan in xx. The complaint was filed on xx with case number xxCFxx The foreclosure was put on hold due to the loss mitigation plan. Later, notice of dismissal located at xx_OTHER_FORECLOSURE_DOCUMENTS_xxPxx_xx was sent to borrower on xx. No De-Acceleration letter has been found in loan file.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx As per the modified terms, the new principal balance is $xx.
The interest bearing principal balance is $xx and the deferred balance is $xx.
First Payment had begun on xx and borrower has promised to pay $xx monthly with a modified interest rate of xx and the maturity date will be xx.
There is provision for the balloon payment.
A single balloon payment amount is $xx will be due on xx.
 The first prior modification agreement was located at xx
” in the loan file, which was made between the borrower xx.
The second prior modification agreement was located at xx in the loan file, which was made between the borrower xx

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: Yes |---| |----| Comment: As per the review of the servicing comments on xx the foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: As per Property Inspection Report on xx the property is occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: xx   Variance %: xx   Comment: As per modification deferred amount is $xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: An Appraisal report, Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: As per the payment history string as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of $xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for the TILA APR test.
TILA APR Test: Loan Data: x.xxx% Comparison Data: x.xxx%   Variance: -x.xxx%.
Final TIL is missing from the loan file. APR considered x.xx% to test CE."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Ohio. The following State Disclosures are missing from the loan file.
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative  index value  from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45174994	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx. The chain of assignment is complete. The current assignment is with xx.
There is a junior lien against the borrower recorded on xx.
There is a state tax lien recorded on xx.
No delinquent taxes have been found for the prior year.
The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date is for xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB stated in the payment history is $xx. The Current P&I is $xx and PITI is $xx with the interest rate of xx. Currently, the borrower has been maxxthe payments as per note.

Collections Comments:The loan is currently in active Bankruptcy.
The borrower is currently delinquent for more than xx months. The reason for default is curtailment of income.
The borrower xx had filed the bankruptcy under chapter xx with the Case # xx dated xx.
The post-petition due date was xx. The POC was filed on xx the amount of claim is $xx and amount of arrearage is $xx under chapter xx the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx and the value of property is $xx.
There is no any evidence of cram down.
The last payment was received on xx in the amount of $xx which was applied for xx. The UPB stated in the payment history is $xx. The Current P&I is $xx and PITI is $xx with the interest rate of xx. Currently, the borrower has been maxxthe payments as per note.
The property has been occupied by the owner himself.
The foreclosure proceedings were initiated by referring it to Attorney on xx and the complaint was filed on xx. The foreclosure actions were contested on xx due to delay in filing of “Motion to Summary Judgment.” The contested pleading or litigation action had been filed on xx. The borrower was represented by the Counsel. The file was being handled by the legal department and it was assigned to Diana Maldonado to monitor and resolve.
The comment dated xx states that the litigation hold was ended as the motion for summary judgment (MSJ) was granted and the foreclosure judgment was entered on xx and received the Writ.
The Writ was sent to Sheriff on xx and the foreclosure sale was scheduled on xx. The bid calculation was completed on xx. The foreclosure sale was placed on hold as borrower xx had filed Bankruptcy on xx under chapterxx with the case#xx. The loan is currently in active Bankruptcy.

Foreclosure Comments:The foreclosure proceedings were initiated by referring it to Attorney on xx and the complaint was filed on xx. The foreclosure actions were contested on xx due to delay in filing of “Motion to Summary Judgment.” The contested pleading or litigation action had been filed on xx. The borrower was represented by the Counsel. The file was being handled by the legal department and it was assigned to Diana Maldonado to monitor and resolve.

The comment dated xx states that the litigation hold was ended as the motion for summary judgment (MSJ) was granted and the foreclosure judgment was entered on xx and received the Writ.

The Writ was sent to Sheriff on xx and the foreclosure sale was scheduled on xx. The bid calculation was completed on xx. The foreclosure sale was placed on hold as borrower xx had filed Bankruptcy on xx under chapterxx with the case#xx. The loan is currently in active Bankruptcy.

Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx dated xx.
The post-petition due date was xx. The POC was filed on xx the amount of claim is $xx and amount of arrearage is $xx under chapter xx the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx and the value of property is $xx.
There is no any evidence of cram down.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: The foreclosure details have been updated from collection comments.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Judgment has been entered as per the comment history.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification doesnot exists.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The original standard LTV is not available. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The UPB as per payment history is $xx. However the tape shows that it is NULL. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing in the loan file."	* Application Missing (Lvl x) "The final application along with initial and transmittal document is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report  is missing in the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39736375	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$38,568.11	4.600%	$447.80	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The assignments are from xx.
There is a junior mortgage which was originated on xx:
Annual Town taxes of xx have been due in the amount of $xx
The Annual county taxes of xx have been due in the amount of $xx
Annual school taxes of xx have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for xx months. The last payment was received on xx the payment applied date was xx and the next due date for payment on xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.The borrower is maxxpayments as per modification.
Collections Comments:The collection comments review as of xx states that the loan is in the active bankruptcy and the next due date is xx. According to the collection comments, the reason for default is unable to be determined.
The loan was modified in x steps on xx and as per modified terms the borrower promises to pay the modified principal balance of $xx with the other deferred balance is $$xx so the interest bearing amount is $xx. As per step amortized terms, the initial interest rate is xx which will step up in five steps that is up to xx and the initial P&I of $xx. The payments were started from xx and the new maturity date will be xx
No foreclosure activity has been found.
According to the PACER, the borrower xx had filed for bankruptcy under chapterxx with the case# xx on xx. The plan confirmed on xx. The POC was filed on xx the POC secured claim amount is $xx and the arrearage amount is $xx.The post-petition date is xx. As per amended chapter xx plan dated xx the debtor shall pay to the trustee $xx monthly for xx months. The schedule D of Voluntary Petition does not contain any unsecured portion. There is no comment indicating a cram down.
As per collection comments, the property has been owner occupied and the property condition is unable to determine.
According to the property inspection report located at xx the property has been occupied and the property is in good condition, no estimated repairs or damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapterxx with the case# xx on xx. The plan confirmed on xx. The POC was filed on xx the POC secured claim amount is $xx and the arrearage amount is $xx.The post-petition date is xx. As per amended chapter xx plan dated xx the debtor shall pay to the trustee $xx monthly for xx months. The schedule D of Voluntary Petition does not contain any unsecured portion. There is no comment indicating a cram down.	The modification agreement was made on xx between the borrower’s xx. As per modified terms the borrower promises to pay the modified principal balance of $xx with the other deferred balance is $xx so the interest bearing amount is $xx. As per step amortized terms, the initial interest rate is xx which will step up in five steps that is up to xx and the initial P&I of $xx. The payments were started from xx and the new maturity date will be xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xxx |---| $xxx |----| xx Comment: Corporate advances recoverable per payment history is xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is in bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Escrow balance per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure has not been initiated.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Verification of Stated Income or Assets   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: The loan documentation type is No Verif. Stated Income/Assets.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement, the mod maturity date xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Borrower promises to pay and the xst step is $xx monthly with a modified interest rate xx beginning from xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Borrower promises to pay and the xst step is $xx monthly with a modified interest rate xx beginning from xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xnd step is $xx monthly with a modified interest rate xx beginning from xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xnd step is $xx monthly with a modified interest rate xx beginning from xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xrd step is $xx monthly with a modified interest rate xx beginning from xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xrd step is $xx monthly with a modified interest rate xx beginning from xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xth step is $xx monthly with a modified interest rate xx beginning from xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xth step is $xx monthly with a modified interest rate xx beginning from xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV at origination is xx as the appraisal report is missing from the loan files so the value used by lender is same as the appraised value.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history the UPB is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan files."	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "The Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure document is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71467042	xx	660	Not Applicable	28.905%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$673.76	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on x. The chain of the assignment has been completed. The current assignment is with xx
No active liens or judgments have been found.
The annual installments of county taxes are paid in the amount of $xx for the year of xx
The current ownership is vested in the name of xx.

According to the review of payment history as of xx the borrower is delinquent for x months.
The next payment due date is on xx. The last payment was received in the amount of $xx with the rate of interest xx which was applied for the due date of xx. The UPB is reflected in the amount of $xx.
The borrower is maxxpayment as per modification which was made on xx.

Collections Comments:The review of comment history shows that the loan is in collection. The borrower has been delinquent from x months. The reason for default is medical bills.
The next payment due date is on xx. The last payment was received in the amount of $xx with the rate of interest xx which was applied for the due date of xx. The UPB is reflected in the amount of $xx.
The borrower is maxxpayment as per modification which was made on xx.
As per the modified terms, the new unpaid principle balance is $xx out of which, the borrower promises to pay the interest bearing amount of $xx at the interest rate of xx with the modified P&I of $xx.  There are three steps namely as
x. With the rate of interest of xx and P&I of $xx.
x. With the rate of interest of xx and P&I of $xx.
x. With the rate of interest of xx and P&I of $xx
The first payment date was due on xx and the new maturity date is xx.
There is no deferred balance has been stated.
The property occupancy details have been not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx between the xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx out of which, the borrower promises to pay the interest bearing amount of $xx at the interest rate of xx with the modified P&I of $xx.  There are three steps namely as
x. With the rate of interest of xx and P&I of $xx.
x. With the rate of interest of xx and P&I of $xx.
x. With the rate of interest of xx and P&I of $xx
The first payment date was due on xx and the new maturity date is xx.
There is no deferred balance has been stated.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification loan amortization is Step type amortization but the note is fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV (OLTV) is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xxMMMMMMMMM. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as MMMMMMMMMxx. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
x.Appraisal Fee Disclosure
x.Offer of Title Insurance
x.Choice of Title Insurer
x.Choice of Insurer (any type of insurance)
x.Withholding Tax Disclosure
x.Fee Disclosure
x.Notice of Rights
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the given loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62620683	xx	Unavailable	Not Applicable	48.822%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$487.05	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
There is one junior mortgage against the subject property originated on xx. No active judgments or liens have been found against the subject property or the borrower. Combined annual taxes for the year of xx have been paid in the total amount of $xx on xx No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for one month and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. According to tape date, the unpaid principal balance is reflected in the amount of $xx. The borrower has been maxxpayments as per modification agreement dated xx with the interest rate of xx and P&I of $xx.	Collections Comments:The loan is currently in the collection and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. According to tape date, the unpaid principal balance is reflected in the amount of $xx. The borrower has been maxxpayments as per modification agreement dated xx with the interest rate of xx and P&I of $xx. According to review of the collection comment, the foreclosure was initiated in xx and the file was referred to an attorney on xx. The complaint was filed on xx. However, the foreclosure file was put on hold due to loss mitigation. The loan was modified on xx. No further details of foreclosure have been found in the collection comment. The new modified principal balance is in the amount of $xx and the borrower promises to pay P&I in the amount of $xx with interest rate starting at xx beginning from xx. The maturity date is xx. According to the balloon addendum to loan modification agreement dated xx located at xx the lender has forgiven the principal balance in the amount of $xx which exceeds xx of modified principal balance. As per collection comment dated xx the reason for default is loss of income
According to comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to review of the collection comment, the foreclosure was initiated in xx and the file was referred to an attorney on xx. The complaint was filed on xx. However, the foreclosure file was put on hold due to loss mitigation. The loan was modified on xx. No further details of foreclosure has been found in the collection comment.
Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan has been modified on xx between the borrower, xx. The new modified principal balance is in the amount of $xx and the borrower promises to pay P&I in the amount of $xx with interest rate starting at xx beginning from xx. The maturity date is xx. According to the balloon addendum to loan modification agreement dated xx located at xx, the lender has forgiven the principal balance in the amount of $xx which exceeds xx of modified principal balance.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: The foreclosure doc locator is Rushmore Notes and comments. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As the modification the doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV(OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: According to PUD rider, the subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "According to note, the loan type is "FHA". However, MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina State. However, following state disclosures are missing from the loan file.
?Agent Preference Disclosure
?Casualty Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49183436	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$390.00	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx
There is one active junior mortgage against subject property in favor of xx.
There is one active state tax lien against borrower xx.
Annual combined taxes of xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.	The borrower has been delinquent for the past xx months and the next due date is xx The last payment was received on xx for the amount of $xx which was applied to xx The current UPB is $xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy.
The borrower has been delinquent for the past xx months and the next due date is xx. The last payment was received on xx for the amount of $xx which was applied to xx. The current UPB is $xx.
As per the collection comment dated xx the reason for default is the curtailment of income.
The foreclosure was initiated on the loan in xx by filing the lis pendens under case#xx LP xx on xx Further proceedings have not been found. Later, the FC was put on hold due to the bankruptcy filed by the borrower under chapter xx on xx.
The loan has been modified once since origination.

Foreclosure Comments:The foreclosure was initiated and was referred to attorney on xx. The complaint was filed on xx with case# xx-CPxx.  The judgment was entered on xx. However, the foreclosure  has been put on hold due to borrower filed bankruptcy on xx. No further information has been found.

Bankruptcy Comments:
The borrower had recently filed for bankruptcy under chapterxx with the case# xx on xx. As per schedule D of the voluntary petition filed on xx the borrower listed the property/ collateral value in the amount of $xx. As per the proposed chapter xx plan, the post-petition mortgage payments will be paid by the trustee, which is in the amount of $xx (monthly). The POC was filed by the  xx on  xx.   The plan has not been confirmed.
The loan modification agreement was made between the borrower xx. The borrower has promised to pay the new principal balance in the amount of $xx with step interest at the starting rate of xx. The new maturity date will be xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: LAURIE |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Laurie Jr   Tape Value: JR   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Ln#xxtxt Pg#xx   Tape Value: Yes   Variance:    Variance %:    Comment: No descripencies.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step x Date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The standard LTV(CLTV) percent is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx / loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test : Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13704687	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$382.85	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx
The chain of the assignment is completed.
There is a state tax lien against the borrower in favor of xx.
There are two renewed judgments against the borrower both were recorded on the different dates; in the favor of xx.
There is a credit card judgment against the borrower in favor of xx.
Annual county taxes of xx have been paid in the amount of $xx.
No prior year delinquent taxes have been found.
As per payment history review as of xx the borrower has been delinquent for x months and the next due date is xx The last payment was received on xx; in the amount of $xx which was applied to xx. The UPB has been updated as per the tape data in the amount of $xx. The current P&I is $xx and the current PITI is $xx. The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The collection comments review as of xx states that the loan is in the active bankruptcy and the next due date is xx. As per comments, the reason for default is unable to determine.
As per payment history review, the borrower has been delinquent for x months and the next due date is xx. The last payment was received on xx; in the amount of $xx which was applied to xx. The UPB has been updated as per the tape data in the amount of $xx. The current P&I is $xx and the current PITI is $xx. The borrower has been maxxthe payments as per the modification agreement.
The loan was modified on xx and as per modified terms, borrower promises to pay the new principal balance is $xx with the interest rate of xx and P&I in the amount of $xx. The payments were started from xx and the maturity date is xx
This modification does not contain balloon provision.
According to the PACER records, the borrower has filed the bankruptcy under chapter xx with case # xx on xx. The POC was filed on xx with a secured claim amount of $xx and the arrearage amount is $xx. The plan was confirmed on xx and as per which the plan dated xx was confirmed according to which the debtor shall pay $xx per month for the period of xx months. As per plan dated xx the debtor xx intents to surrender but collateral for that may not the subject property.
According to the collection comments, the property has been owner occupied and property condition is unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER records, the borrower has filed the bankruptcy under chapter xx with case # xx on xx. The POC was filed on xx with a secured claim amount of $xx and the arrearage amount is $xx. The plan was confirmed on xx and as per  which the plan dated xx was confirmed according to which the debtor shall pay $xx per month for the period of xx months. As per plan dated xx the debtor Mr. Robinson intents to surrender but collateral for that is not the subject property.

This loan modification agreement was made between the borrower xx on xx. As per modified terms, borrower promises to pay the new principal balance is $xx with the interest rate of xx and P&I in the amount of $xx. The payments were started from xx and the maturity date is xx
This modification does not contain balloon provision.
Affiliated Business Disclosure Credit Application Credit Report	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per review the foreclosure is not initiated. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per review the foreclosure is not initiated.So, REO is not applicable.    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod Maturity date is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV at Origination was xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxBxx   Variance:    Variance %:    Comment: The Payment History String reversed is xx     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB balance per payment history is $xx however tape data shows NULL Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider document is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "The final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80714566	xx	524	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$248.28	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx.
No active judgment and liens have been found.
There is a junior mortgage is in the favor of xx.
Annual installment County taxes of xx have been paid on xx in the amount of xx.
Annual installment City taxes of xx have been paid on xx in the amount of $xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx the borrower is currently delinquent for x months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of $xx. The borrower has been maxxpayment as per the modification agreement which was made on xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
It has been unable to determine the reason for default and intention of the borrower from the available servicing comment.
The loan has been modified twice since origination. As per the latest modification agreement which was made on xx. The borrower promises to make a monthly payment of $xx with the rate of interest xx beginning from xx till the maturity date of xx  The new principle balance stated in the Modification is in the amount of $xx. No, any deferred amount has been given in the modification.  Hence, the interest-bearing amount is $xx. This modification does not contain any balloon provision.
No foreclosure activity has been found.
The borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx Weekly for the period of xx months. The POC was filed by the creditor xx on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx.
As per the property inspection report dated xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapterxx with the case#xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx Weekly for the period of xx months. The POC was filed by the creditor xx on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx.

The Loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xx with the rate of interest xx beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. No, any deferred amount has been given in the modification. Hence, the interest-bearing amount is $xx. This modification does not contain any balloon provision. The loan has been modified twice since origination. The first time, the loan was modified on xx. The copy of the previous modification agreement was located at xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The foreclosure has not been initiated. Hence, current foreclosure doc locator is not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure has not been initiated. Hence, Is REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The appraisal report is missing from the loan file. Hence, the LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-x is purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose per application is purchase.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application/xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed GSE Point and Fees and Brokerage/Finder Fee Test fail."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the xx Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.Brokerage/Finder Fee Test: FAIL Loan Data $x,xxx.xx Comparison Data $x,xxx.xx Variance +$x,xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Tennessee. The following required state disclosures are missing in the loan file.
x. Placement of Insurance Disclosure
x. TN Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
x. Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the both borrowers."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73307563	xx	563	525	47.090%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$1,384.11	6.000%	$873.68	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx
The updated title shows there are x civil judgments , the first was recorded on xx
xx city and county taxes are paid in the amount of $xx. No prior delinquency has been found.
According to the payment history as of xx the borrower is delinquent for xx months and the next due date is xxThe borrower had made last payment on xx in the amount of $xx(PITI).The monthly P&I is in the amount of $xx with an interest rate of xx. The UPB is reflected in payment history in the amount of $xx.The borrower had made last payment as per the modification made on xx.
Collections Comments:The loan is currently in active bankruptcy. The borrower xx had filed bankruptcy under chapter xx with case xx on xx.The current bankruptcy status is petition filed. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xx bi-weekly for xx months. The POC was filed on xx with amount of POC $xx and the amount of arrearage is $xx.
The process of foreclosure has been initiated , the file was referred to an attorney on xx. However, the foreclosure was put on hold due active bankruptcy.
The loan has modified since the origination. The loan modification agreement was made between the lender Select Portfolio Servicing, Inc and the borrower xx on xx.The new principal balance as per mod is xx , the amount of $xx of new principal balance shall be deferred balance will due as a balloon payment and $xx is the interest bearing amount. The first payment was due on xx and the maturity date is xx.The new P&I per mod is $xx with an interest rate of xx. The loan has not been modified prior.
The reason for default as per servicing comments is medical issues.
As per the inspection report dated xx located at xx the subject property is owner-occupied and no damages have been noted.
The review of collection comments shows the subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated , the file was referred to an attorney on xx. However, the foreclosure was put on hold due active bankruptcy.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case xx on xx.The current bankruptcy status is petition filed.
The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xx bi-weekly for xx months. The POC was filed on xx with amount of POC $xx and the amount of arrearage is $xx.
Schedule-D in Voluntary petition shows $xx as unsecured portion out of claim amount $xx.	The loan modification agreement was made between the lender xx on xx.The new principal balance as per mod is xx , the amount of $xx of new principal balance shall be deferred balance will due as a balloon payment and $xx is the interest bearing amount.
The first payment was due on xx and the maturity date is xx.
The new P&I per mod is $xx with an interest rate of xx. The loan has not been modified prior .
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: The latest PH shows the corporate advances are xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Foreclosure is active in loan file.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Sale Publication   Variance:    Variance %:    Comment: According to the servicing comments the file was referred to an attorney   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI cert. in loan file.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The latest PH shows the escrow balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Appraisal original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid current principal balance per payment history amount $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Brokerage/Finder Fee Test: FAIL Loan Data $x,xxx.xx Comparison Data $x,xxx.xx Variance +$x,xxx.xx
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is originated with conventional case,however the LTV is xx.xx%. The MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx (TN) .The following state disclosures are missing from the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93308988	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$430.57	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx. The chain of the assignment has not been completed. The latest assignment is missing from xx
No active liens and judgments were open against the borrower.
x installment of annual combined taxes for the year of xx have been paid on xx in the amount of $xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently delinquent for xx months and the next due date for payment is xx. The last payment was received date is xx but it is in the amount of $xx. The UPB reflected in the latest payment history is in the amount of $xx. The borrower has been maxxpayment as per Modification in xx

Collections Comments:The loan is currently inactive Bankruptcy and the next due date for payment is xx. The last payment was received date is xx but it is in the amount of $xx. The UPB reflected in the latest payment history is in the amount of $xx. The borrower has been maxxpayment as per Modification in xx.
The loan has been modified twice since origination in xx. The effective is from
xx between the borrower xx The Unpaid principal Balance is $xx  with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly  P&I of $xx beginning from xx. The maturity date is xx.  The interest-bearing amount is $xx. This modification does not contain any balloon provision.
The reason for default from the servicing comment is  unable to be determined.
The foreclosure was initiated. The file referred to an attorney date is xx.
It was put on hold due to borrower filed bankruptcy under chapterxx with the case# xx on xx and the plan was confirmed on xx.
The borrower had filed bankruptcy chapterxx with the case# xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xxto the trustee. The POC was filed on xx with the POC amount $xx and the amount of arrearage is $xx . The Post-Petition due date is xx.
No damage pertaining to the subject property has been found.
As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated. The file referred to an attorney date is xx.
It was put on hold due to borrower filed bankruptcy under chapterxx with the case# xx on xx and the plan was confirmed on xx.

Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapterxx with the case# xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xxto the trustee. The POC was filed on xx with the POC amount $xx and the amount of arrearage is $xx . The Post-Petition due date is xx.	This Step modification agreement was signed between the borrower xx dated xx. The Unpaid principal Balance is $xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of $xx beginning from xx. The maturity date is xx. The interest-bearing amount is $xx. The loan has been modified twice since origination in xx This modification does not contain any balloon provision.

Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: As per Payment History the Corporate Advance is xx. However, tape reflects (xx). Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: As per servicing comments the Foreclosure locator is given. However, tape reflects Yes.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Asper servicing comments the Foreclosure status is Referred to Attorney. However, tape reflects Sale Publication.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per loan documents there is No Mi so it is Not Applicable. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: xx   Variance %: xx   Comment: As per Note the original Balance is $xx. However, tape reflects $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: As per Note the date is xx However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraisalthe LTV is xx However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is xx However, tape reflects it as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is xx However, tape reflects it as xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per Payment History the UPB is $xx. However, tape reflects NULL. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
xx Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "List of Service Providers Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39979793	xx	662	Not Applicable	54.005%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,714.31	4.000%	$713.89	xx/xx/xxxx	Financial Hardship	As per the review of the Updated title report dated xx the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the assignment is from xx
There is junior mortgage against the property in the favor of xx.
There is a civil judgment in the favor of xx
Combined annual taxes of xx have been paid in the amount of xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx the borrower is currently delinquent for x months and next due date is xx The last payment was received on xx in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per ARM change notice located at xx.	Collections Comments:The loan is currently in the bankruptcy. As per the review of payment history as of xx the borrower is currently delinquent for x months and next due date is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayment as per ARM change notice located at xx.
As per comment dated xx the reason for default is the borrower taken care of her mom. But, the now mom was passed away.
The loan has been modified, according to the modification, the loan was modified on xx in between the borrower xx. The new modified principal balance per modification is in the amount of $xx with an interest rate of xx and borrower promises to pay P&I in the amount of $xx beginning on xx. The maturity date is xx This loan was modified two times since origination.
The foreclosure was initiated and referred to an attorney on xx. The sale has been scheduled for xx. However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The POC was filed by xx on xx with the secured claim amount of $xx and the arrearage is $xx. As per Schedule-D of a voluntary petition dated xx the amount of claim is $xx and the value of the collateral is $xx. There is no unsecured portion. As per Notice of Mortgage payment change dated xx the new total payment is $xx. According to the Amended Chapter xx plan dated xx the debtor shall pay the trustee $xx monthly for xx months. The date of the last filing is xx.
As per comment dated xx the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. The sale has been scheduled for xx. However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx. The POC was filed by xx on xx with the secured claim amount of $xx and the arrearage is $xx. As per Schedule-D of a voluntary petition dated xx the amount of claim is $xx and the value of the collateral is $xx. There is no unsecured portion. As per Notice of Mortgage payment change dated xx the new total payment is $xx. According to the Amended Chapter xx plan dated xx the debtor shall pay the trustee $xx monthly for xx months. The date of the last filing is xx.	According to the modification, the loan was modified on xx in between the borrower xx The new modified principal balance per modification is in the amount of $xx with an interest rate of xx and borrower promises to pay P&I in the amount of $xx beginning on xx. The maturity date is xx. This loan was modified two times since origination.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - x month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The corporate advances is xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Y   Variance:    Variance %:    Comment: The FC information updated as per Collection comments.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: The current FC status is Awaiting sale.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per modification deferred balance is $xx; however tape reflects $xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification doc date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The escrow balance adjusted in plus amount.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: AS per note first rate change date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note max rate adjustment is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note min rate adjustment is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original OLTV is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The original UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, the brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
The loan data is $xx,xxx.xx and comparison data is $x,xxx.xx; hence, the variance is +$x,xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82021080	xx	Unavailable	Not Applicable	26.836%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$777.48	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx.
There is a state tax lien in the favor of xx.
Annual taxes for the year of xx have been paid in the amount of $xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for x months and the next payment is due for xx. The last payment was received on xx in the amount xx which was applied for xx. The UPB is $xx. The current P&I is $xx and PITI is xx. The borrower has been maxxhis payments as per the xx mod terms.	Collections Comments:The loan is currently in the active collection and the next payment is due for xx. The last payment was received on xx in the amount $xx which was applied for xx. No records for post-closing foreclosure have been found. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with case#xx on xx and the case was terminated on xx. The RFD is unable to be determined. The loan was modified thrice since origination and the borrower has been maxxhis payments as per the latest mod terms. As per the comment dated xx the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with case#xx on xx and the case was terminated on xx.	This modification agreement was signed between the borrower xx on xx.
The UPB is $xx. The borrower promises to pay P&I in the amount of $xx with the modified interest rate of xx beginning from xx. The maturity is xx.
Credit Report Missing Required State Disclosures Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: No records for post-closing foreclosure have been found. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No records for post-closing foreclosure have been found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification document date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is found, as the LTV is above xx.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per payment history, the escrow balance is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No records for post-closing foreclosure have been found.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the CLTV ratio is xx. Tape reflects as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the review of the payment history, the string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The Application states the purpose of transaction is limited cash out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per the payment history, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Placement of Insurance Disclosure
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91732876	xx	525	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$404.91	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx.
No active judgments and liens have been found.
Annual county taxes for the year of xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The Current UPB is reflected in the amount of $xx. The current P&I is $xx and PITI is $xx. The borrower has been maxxhis payments as per the xx modification agreement.	Collections Comments:The loan is currently in active Bankruptcy and the next payment is due for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. As per the review of the PACER report, the borrower xx had filed Bankruptcy under chapterxx on xx with the case# xx. The plan was confirmed on xx. The foreclosure was initiated and the file was referred to an attorney on xx. NO further details have been found. As per document xx in loan file foreclosure sale was set for xx.The borrower had filed the bankruptcy under chapterxx on xx with the case# xx and FC was placed on hold. The RFD is unable to be determined. The loan was modified twice since origination, the borrower has been maxxhis payments as per the latest xx mod terms. As per the comment dated xx the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. NO further details have been found. As per document xx in loan file foreclosure sale was set for xx.The borrower had filed the bankruptcy under chapterxx on xx with the case# xx and FC was placed on hold.
Bankruptcy Comments:
As per the review of the PACER report, the borrower xx had filed Bankruptcy under chapterxx on xx with the case# xx. The plan was confirmed on xx. The POC was filed on xx with its secured claim of $xx and arrearage amount of $xx. The Motion of relief from stay was filed on xx and it was ordered on xx.	The loan has been modified twice since origination. The loan modification agreement was made between the borrower xx on xx. The modified new principal balance is $xx. The borrower promises to pay the P&I in the amount of $xx with an interest rate of xx beginning from xx. The maturity is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower #x is not available. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: Borrower #x Last name is not available.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #x is not available.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name xx.   Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Corporate advances: Recoverable per payment history is xx   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current Foreclosure doc locator is xx Notes and comments x.x   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: Current foreclosure state is unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Date of last modification doc is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is xx so lender G/L doesn't require MI.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Escrow balance per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Reversed payment history string is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD is purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose per application is purchase.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the Grace Period test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Grace Period Test: FAIL Loan Data: xDays Comparison Data: xxDays Variance: -xDays
This loan failed the Grace Period test.
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL  Loan Data: x.xx%  Comparison Data: xx.xx%  Variance: - xx.xx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure are missing from the loan file.

x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68681443	xx	663	Not Applicable	18.697%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$704.59	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. The last assignment is from xx. No active judgments and liens have been found. Combined taxes for the year of xx have been paid in the amount of xx. Combined taxes for the year of xx are paid in the amount of xx. Combined taxes for the year of xx are paid in the amount of xx.	According to the payment history as of xx the borrower is delinquent for x months. The last payment was received on xx which was applied for xx The next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of $xx. Borrower made latest payment as per MOD terms made on xx.	Collections Comments:The loan is currently in Foreclosure. According to the payment history as of xx the borrower is delinquent for x months. The last payment was received on xx the payment was applied for due date xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default was Home repairs. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
The foreclosure has been initiated on the loan. And the file has been referred to an attorney on xx. No further details have been found regarding FC.
As per collection comment xx the property had damages. The borrower had trouble with pipes in home. The repair amount is unavailable. No details were found regarding the insurance claim. Latest exterior inspection report dated xx states that no damage has been reported for the property.

Foreclosure Comments:The foreclosure has been initiated on the loan. And the file has been referred to an attorney on xx. No further details have been found regarding FC.

Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx. As per the modified term, the new principal balance is $xx. The borrower promised to pay $xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: The Foreclosure Document locator is xx Notes and comments x.x. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: The unpaid principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the prepayment penalty term test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74650393	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.450%	$1,096.27	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx

The chain of assignment is complete; currently assignment was transferred from xx.
There are two HOA liens open against the subject property in the total amount of $xx.
No prior delinquent taxes have been found.
The county taxes for the year of xx (parcel#xx) are paid off in amount of xx.
The school taxes for the year of xx (parcel#xx) are paid off in amount of xx.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx.	Collections Comments:According to the inspection report dated xx. the subject property is occupied and no visible damage has been found. However, the latest comment dated xx shows that the subject property is occupied by owner and no damages/repairs are observed.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.

The loan modification agreement was made between borrower xx with new principal balance of $xx and the modification type is fixed modification. As per modification agreement the interest rate will be charged on xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx for the maturity. The new maturity date is xx

Bankruptcy filed by xx under the chapter xx case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is xx. The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx; the third amended chapter xx was entered on xx shows that the debtor shall pay the payment monthly in amount of $xx for xx months however this plan was not yet confirmed. No further information is available about bankruptcy.

As per latest collection comments, the loan was approved for foreclosure, which was completed on xx. As per comment dated xx the foreclosure loss mitigation letter has been sent. Foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx.  The collection comments dated xx user has placed the file on hold for AOM-investor delay and hold was ended on xx The comment dated xx shows that again foreclosure file was put on hold due to bankruptcy was filed under chapter xx with case#xx on xx. Currently loan is in active bankruptcy hold. No further details have been found.

Foreclosure Comments:As per latest collection comments, the loan was approved for foreclosure, which was completed on xx. As per comment dated xx the foreclosure loss mitigation letter has been sent. Foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx.  The collection comments dated xx user has placed the file on hold for AOM-investor delay and hold was ended on xx The comment dated xx shows that again foreclosure file was put on hold due to bankruptcy was filed under chapter xx with case#xx on xx. Currently loan is in active bankruptcy hold. No further details have been found.
Bankruptcy Comments:
Bankruptcy filed by xx under the chapter xx case#xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is xx. The creditor has filed the POC on xx with secured claim amount of $xx unsecured amount is xx and arrearage is $xx. Chapter plan xx was entered on xx; the third amended chapter xx was entered on xx shows that the debtor shall pay the payment monthly in amount of $xx for xx months however this plan was not yet confirmed. No further information is available about bankruptcy.	The loan modification agreement was made between borrower xx on xx with new principal balance of $xx and the modification type is fixed modification. As per modification agreement the interest rate will be charged on xx and borrower had given promise to pay P&I in the amount of $xx beginning on xx for the maturity. The new maturity date is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: $xx |---| $xx |----| xx Comment: Corporate Advances: Recoverable per Payment History is xx; however tape data shows ($xx). Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator is xx Notes and comments x.x; however tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Current foreclosure Status is Foreclosure Not Begun; however tape data shows Sale Publication.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc Date of Last Modification is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Escrow Balance per Payment History is xx; however tape data shows ($xx).   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod Maturity Date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: Payment History String is xx; however tape data shows xxFxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxFxx   Variance:    Variance %:    Comment: Payment History String Reversed is xx; however tape data shows xxFxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx; however tape data shows Null. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) ""Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file.""	* Application Missing (Lvl x) "Final xxxx/application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following required state disclosures are missing from the loan file.
x. TX Loan Agreement Notice.
x. Commitment Requirement/Anti-Tying.
x. TILA Disclosures in Spanish.
x. Choice of Insurance Notice.
x. Collateral Protection Insurance Disclosure.
 x. Non-Deposit Investment Product Disclosure Are there any promotional materials.
 x. Insurance Solicitation/Post Commitment Requirement.
x. Construction Loan Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58155890	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated on xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of $xx.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.	Collections Comments:According to the latest collection comments as of xx the loan is in active collections. Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx. Occupant of the subject property is unable to be determined from the available servicing comments. No delinquent taxes were found. No evidence regarding bankruptcy has been found. No evidence regarding property damage was found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx . However, no other information regarding this foreclosure action has been found in the latest servicing comments or loan files.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Ln#xxpdf page#xx Tape Value: No |---| |----| Comment: As per tape data, current foreclosure doc locator is no. However review of the available loan files states that it is Ln#xxpdf page#xx. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, mod maturity date is xx. However review of the available loan files states that it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, original standard LTV (OLTV) is xx. However review of the available loan files states that it is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string is xx However review of the available loan files states that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, payment history string reversed is xx However review of the available loan files states that it is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data, unpaid current principal balance (UPB) per payment history is null. However review of the available loan files states that it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Fail  The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xx,xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: fail The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xx,xxx.xx.
TILA APR Test: fail The loan data is x.xxx%, Comparison data is x.xxx% and the Variance is -x.xxx%."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Utah. The state disclosures missing from the loan file are:
x) Fee Disclosure
x) Loan Application Notice
x) Servicer Disclosure
x) Notice of Change of Terms For Open-End Consumer Credit Contract
x) Disclosure of Debtor’s Waiver of Class Action"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21448224	xx	422	462	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is a Credit Card Judgment against the borrower xx.
There is a Credit Card Judgment against the borrower xx.
The annual combined taxes of xx are delinquent in the amount xx which were due on xx and they are good through xx.
The annual combined taxes of xx are delinquent in the amount $xx which were due on xx and they are good through xx.
The annual combined taxes of xx are delinquent in the amount $xx which were due on xx and they are good through xx.
The annual combined taxes of xx are delinquent in the amount $xx which were due on xx and they are good through xx.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The UPB reflected is in the amount of $xx.The borrower has been maxxpayment as per the original Note term.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx. The borrower had filed the bankruptcy under chapterxx with the case# xx on xx and the plan is not confirmed yet. The POC has not been filed yet. The deadline for filing POC is xx. The date of the last filing bankruptcy was xx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for payment is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The UPB reflected is in the amount of $xx.The borrower has been maxxpayment as per the original Note term. The comment dated xx reveals that the reason for default was excessive medical bills. No damage and repairs have been found. No information pertaining to foreclosure has been found. According to the latest inspection report dated xx the subject property has been occupied by an unknown party. The subject property is in good condition. The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapterxx with the case# xx on xx and the plan is not confirmed yet. The POC has not been filed yet. The deadline for filing POC is xx. The date of the last filing bankruptcy was xx.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No evidence has been found in the latest xx months servicing comments regarding the foreclosure. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: According to the latest inspection report dated xx the subject property has been occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence has been found in the latest xx months servicing comments regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The appraisal report is missing in the loan file. However, the LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Mxx   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxM   Tape Value: xxBxx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: As per HUD-x, the purpose of the transaction is Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: The final xx is missing from the loan file. However, the purpose is refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, the unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the predatory lending guidance test.
This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Credit Score for borrower is less than xxx (Lvl x)     "credit score for borrowers is less than xxx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is located in Utah state. The following state disclosures are missing from the loan file.
x.Fee Disclosure.
x.Loan Application Notice.
x.Servicer Disclosure.
x.Notice of Change of Terms For Open-End Consumer Credit Contract.
x.Disclosure of Debtor’s Waiver of Class Action."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90472803	xx	538	521	67.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
There is one civil judgment against the borrower found open in the amount of $xx.
According to updated title report, annual county taxes for the year of xx xx & xx have been paid in the total amount of $xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. Payment history does not show current UPB. Hence, value is taken from the tape data in the amount of $xx.	Collections Comments:The loan is currently in bankruptcy. Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan is not confirmed. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per week for the xx months.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. First foreclosure publication scheduled for xx and foreclosure sale schedule for xx.  Due to filing of bankruptcy by borrower on xx FC process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount $xx which was applied to xx. The next due date is xx. Payment history does not show current UPB. Hence, value is taken from the tape data in the amount of $xx.
The reason for default is illness of borrower.
The subject property is occupied by owner. No information has been found regarding any damage or repair.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. First foreclosure publication scheduled for xx and foreclosure sale schedule for xx.  Due to filing of bankruptcy by borrower on xx FC process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx case # xx on xx and plan is not confirmed. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per week for the xx months.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower #x First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note reflects the Co-Borrower's First Name as xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x   Tape Value: Yes   Variance:    Variance %:    Comment: Current foreclosure document locater is xx Notes and comments x.x.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: The surrent forecl   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: The Loan was not modified.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The Loan was not modified.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Additional Address Noted (Lvl x) "According to note subject property address is xx.
* DTI > xx% (Lvl x)     "According to final application total monthly income of borrower is $xx.
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State.
 The following required state disclosures are missing from the loan file. -
x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72436899	xx	Unavailable	Not Applicable	35.261%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There is a junior mortgage in the amount of $xx. No delinquent taxes have been found pending.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx and that was applied for the due date xx. The next payment is due on xx. As per tape data, the current UPB is $xx with P&I of $xx and interest rate of $xx.	Collections Comments:The loan is in foreclosure. As per comment dated xx the foreclosure was approved and initiated on loan in xx. As per comment dated xx the foreclosure was referred to an attorney on xx. However, as per comment dated xx the foreclosure was placed on hold due to missing original documents. No further comments have been found regarding the same. As per PACER, the debtor Kelly Scott Bennett had filed the bankruptcy under chapter x with case#xx on xx. Later, the bankruptcy was discharged on xx and terminated on xx. No detailed information is available in the loan file. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx and that was applied for the due date xx. The next payment is due on xx. As per comment, the skip trace was performed and few numbers were found which were wrong but they know the borrower. No information has been provided regarding borrower’s intention and reason for default. As per comment dated xx the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:The loan is in foreclosure. As per comment dated xx the foreclosure was approved and initiated on loan in xx. As per comment dated xx the foreclosure was referred to an attorney on xx. However, as per comment dated xx the foreclosure was placed on hold due to missing original documents. No further comments have been found regarding the same.
Bankruptcy Comments:As per PACER, the debtor Kelly Scott Bennett had filed the bankruptcy under chapter x with case#xx on xx. Later, the bankruptcy was discharged on xx and terminated on xx. No detailed information is available in the loan file.	Not Applicable	Credit Application Credit Report Missing Dicsloures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape data bankruptcy (Post-Loan origination)? is no, however according to collection comment it is yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments x.x and xx_Comments_Dxx_x   Tape Value: N   Variance:    Variance %:    Comment: As per tape data current foreclosure doc locator is n, however according to collection comment it is xx Notes and comments x.x and xx_Comments_Dxx_x.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data max rate at first adjustment is xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data min rate at first adjustment is xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data mod maturity date is xx however according to collection comment it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data original standard LTV (OLTV) is xx however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per tape data unpaid current principal balance (UPB) per payment history is null, however according to collection comment it is $xx. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/xxxx was found in the loan file located at xx as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are also missing from the loan file."	* Application Missing (Lvl x) "First page of final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl x)     "First page of final application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32101041	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,437.38	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is complete; currently assignment is with xx x. There is civil judgment against the borrower in amount of $xx which was recorded on xx in the favor of xx. x. There are multiple IRS liens against the subject borrower in the amount of $xx. x. There multiple HOA liens against the borrower in the favor of xx.	The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx.	Collections Comments:According to the collection comment dated xx shows that the subject property is vacant and secured. No visible damages have been observed. According to the Property Inspection Report dated xx located at xx the subject property is vacant and secured.

The Payment History dated xx reveals that the borrower has been delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.
The loan modification agreement was made between xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I $xx. R eview of collection comment states that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. Foreclosure sale was scheduled on xx and the comment shows that the foreclosure file was closed on xx for RE taxes. The foreclosure file was referred to an attorney on xx and sale was scheduled on xx but it was cancelled as the foreclosure file was put on hold. The latest comment shows that the foreclosure new filing is in the year of xx the foreclosure file was referred to attorney on xx. No further information is available about foreclosure file has been found.
No evidences have been found regarding bankruptcy filing.

Foreclosure Comments:
Review of collection comment states that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. Foreclosure sale was scheduled on xx and the comment shows that the foreclosure file was closed on xx for RE taxes. The foreclosure file referred to attorney on xx and sale was scheduled on xx but it was cancelled as the foreclosure file was put on hold. The latest comment shows that the foreclosure new filing is in the year of xx the foreclosure file was referred to attorney on xx. No further information is available about foreclosure file.

Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I xx.	Credit Application Credit Report Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: As per the review of the servicing comments, the foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is n Conventional type, therefore, MI is not reflected in HUD-x as well as in the Final Application. Hence the value of MI is not available.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: No documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: An Appraisal report is missing in the given loan file. Hence Original standard LTV (OLTV) is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of $xx. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) ""Original note is damaged / lost, and lost note affidavit found in the loan file at locator xx. However a duplicate copy available in loan files.""	* Application Missing (Lvl x) "Final application is missing from the loan file and values added from initial xxxx document located at xx.
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of the Service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
																									x.Copy of Appraisal or Statement of Appraised Value"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34933077	xx	729	708	49.824%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,863.11	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the mortgage assignment was transferred from xx.

x. There is junior mortgage against the subject property in amount of $xx.
x.  There is junior mortgage against the subject property in the amount of $xx

x. There are eight IRS liens against the borrower in the total amount of $xx.

x. There are three civil judgments against the borrower in the total amount of $xx.

x. There are three civil judgments against the borrower in the total amount of $xx.

x. There is civil judgment against the borrower in the total amount of $xx.

x. There is civil judgment against the borrower in the total amount of $xx.

x. There is civil judgment against the borrower in the total amount of $xx.

x. There is civil judgment against the borrower in the total amount of $xx.

xx. There are three state tax liens against the borrower in the total amount of $xx.

xx city x taxes have been paid off in the amount of xx on xx.
xx city x taxes had been due in the amount of xx on xx.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of xx which was applied for the due date of xx. The last payment received date is unable to be determined. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx.
Collections Comments:According to the collection comment, loan is in foreclosure status. However, no damages/repair of property has been found. The latest Inspection report dated on xx shows that subject property is occupied by owner and secure. From exterior condition subject property is in good. No Damages Have Been Reported For This Property.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xx which was applied for the due date of xx. The last payment received date is unable to be determined. The payment history reflects current unpaid principal balance is in the amount of $xx. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I $xx.

The loan modification agreement was made between xx effective date is xx. The first modified payment is still due for the date of xx the new maturity date will be xx The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I $xx.

No evidences have been found regarding bankruptcy filing.

Review of collection comment stated that the foreclosure was initiated in xx. The prior foreclosure was referred to attorney on xx. The foreclosure sale date was scheduled on xx. According to the comment dated on xx foreclosure was stopped by servicer due to loss mitigation workout plan. Borrower failed the loss mitigation plan due to that servicer referred the file to foreclosure. Again foreclosure was initiated in xx and foreclosure file was referred to attorney on xx. No further information is available about foreclosure.

Foreclosure Comments:Review of collection comment stated that the foreclosure was initiated in xx. The prior foreclosure was referred to attorney on xx. The foreclosure sale date was scheduled on xx. According to the comment dated on xx foreclosure was stopped by servicer due to loss mitigation workout plan. Borrower failed the loss mitigation plan due to that servicer referred the file to foreclosure. Again foreclosure was initiated in xx and foreclosure file was referred to attorney on xx. No further information is available about foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx effective date is xx. The first modified payment is still due for the date of xx the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms would be xx and modified P&I xx.	Affiliated Business Disclosure Good Faith Estimate	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments x.x Tape Value: No |---| |----| Comment: Current foreclosure is xx Notes and comments x.x Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx Tape Value: Variance: Variance %: Comment: UPB as per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl x) "RESPA GFE Disclosure Date Test:
This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons:
The loan was audited under the "New Pre-Close or Post-Close Audit" selection from the ComplianceAnalyzer menu, andThe loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe Good Faith Estimate disclosure date is after the closing date.Or, the loan was audited under the "New Pre-Close or Post-Close Audit (Pre-xxxx GFE/HUD-x)" selection from the ComplianceAnalyzer menu, andThe loan has a Good Faith Estimate disclosure date that is not within three business days of the application date; orThe Good Faith Estimate disclosure date is after the closing date.Not later than x business days after a loan originator (broker or lender) receives an application for a federally related mortgage loan, or information sufficient to complete an application, the loan originator must provide the applicant with a GFE. In the case of dealer loans, the lender must either provide the GFE or ensure that the dealer provides the GFE. The lender is responsible for ascertaining whether the GFE has been provided, if a mortgage broker is involved in the transaction."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is moderate due to,
x.This loan failed the Good Faith Estimate disclosure date test.
x. This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Fail	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60852885	xx	Unavailable	Not Applicable	49.340%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	$29,100.00	3.625%	$277.34	xx/xx/xxxx	Unavailable	According to the updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is from xx. which was recorded xx
No active liens and judgments have been found against the subject property and borrower.
xx
Annual town taxes for the year of xxxx have been delinquent in the amount oxx
No, any prior year delinquent taxes have been found.
According to the payment history as of the borrower is delinquent from xx months and next due date is The last payment was received xx in the amount of xx with an interest rate of xx . The new UPB is reflected in the amount of The borrower has been maxxpayments as per the modification agreement which was made on	Collections Comments:According to the servicing comment as of the loan is active in the foreclosure and next due date is The last payment was received xx in the amount of xx with an interest rate of xx . The new UPB is reflected in the amount of The borrower has been maxxpayments as per the modification agreement which was made xx
The reason for default is unemployment.
The foreclosure was initiated in xx  and file was referred to an attorney xx   The complaint was filed xx   However, the foreclosure was put on hold due to the court delay. As per the comment dated xx   the contested matter was found. The comment dated xx  stated that the step contested matter has been resolved. As per the comment dated xx   the loan is active in the litigation.  The litigation action was filed xx   No, any further details have been found.
The borrower  did not file the bankruptcy.
The subject property is owner occupied. No, damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx  and file was referred to an attorney xx   The complaint was filed xx   However, the foreclosure was put on hold due to the court delay. As per the comment dated xx   the contested matter was found. The comment dated xx  stated that the step contested matter has been resolved. As per the comment dated xx   the loan is active in the litigation.  The litigation action was filed xx   No, any further details have been found.

Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of x The P&I as per payment history is the xx and rate of interest is xx , however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified xx with a deferred balance of      Also, Comment dated xx states that the loan was modified on x  The borrower  is maxxpayment as per modified term.
However, Modification agreement is missing in the file.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments xx & COMMENTS_L xx Tape Value: Yes Comment: Current Foreclosure Doc Locator is xx Notes and comments Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance  :    Comment: According to the collection comments, the Current Foreclosure Status is Complaint filed,   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment: The modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As the Appraisal is miing, the Original OLTV ratio is calculated as      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan has failed the GFE points and fees test.
This loan failed the Vermont high rate loan test.
Vermont Mortgage Lender License Prohibited Fees Tes."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the Vermont high rate loan test.
This loan is a Vermont high rate loan, as defined in the legislation. For more information please see the Vermont High Rate Loan section of the full ComplianceAnalyzer report.
While the Vermont High Rate provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy high right loans even if the additional conditions are met.
This loan did not pass the prohibited fees test.
The Vermont statutes provide that only those fees expressly permitted may be charged.
Vermont Mortgage Lender License Prohibited Fees Test: loan data :     Comaprison data :     Variance : +    "
* GSE Points and Fees Test Violations (Lvl xx)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:  On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the Vermont state. The following state disclosures are missing from the loan file:

 VT Addendum to Residential
 Disclosure of Interest Rate and Possibility of Change of Role to Mortgage Broker
 Privacy Notice
 Demand Note Notice
 Co signer’s Notice
 Commitment Agreement
 High Rate Residential Mortgage Loans"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "The Right of Rescission Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1420110	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There is a transcript of judgment against the borrower in the xx
Inc. which was recorded xx The amount is not mentioned in the document.
There is an Abstract of judgment in the favor oxx
First and second installment county taxes of xxxx have been due in the amount oxx
As per the review of payment history as of the borrower is currently delinquent for xx months and next due date is The last payment was received xx in the amount of xx which was applied for The current P&I is xx and PITI is The UPB reflected in the payment history is in the amount of The borrower has been maxxpayment as per Modified terms.	Collections Comments:The loan is currently in the bankruptcy and next due date is The last payment was received xx in the amount of xx which was applied for The current P&I is xx and PITI is The UPB reflected in the payment history is in the amount of The borrower has been maxxpayment as per Modified terms.
The reason for default is unable to be determined from the collection comments.
This is an ARM mortgage with the P&I of   xx  with the rate of interest  xx   and a maturity date of   The Margin is    The P&I as per payment history is the   xx  and rate of interest is    However, there is a reduction in P&I and rate of interest with respect to Note data. Also, the current interest rate is below the margin which seems that there would be a possible modification.
The tape data reflects the modification maturity date is   Currently, the borrower  has been maxxpayment as per Modified terms.
The foreclosure was initiated in    The foreclosure was initiated and referred to an attorney on   As per the Lis pendens located at (Ln   xx ), the complaint was filed xx  under the case   xx    As per Notice of Trustee’s sale attached with the updated title report pg   the sale has been scheduled for   However, the borrower  xx  with the case   xx  and foreclosure was put on hold. The motion for relief from stay was not filed.
The borrower   xx  with the case   xx  on   The plan was confirmed on  xx  and the arrearage is      According to the Modified xx  plan dated   the debtor shall pay the xx  bi weekly for a period oxx  months. According to Notice of Mortgage payment change dated xx   the new total payment is     The date of the last filing is
As per comment dated   the subject property is owner occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated in    The foreclosure was initiated and referred to an attorney on   As per the Lis pendens located at (Ln   xx ), the complaint was filed xx  under the case   xx    As per Notice of Trustee’s sale attached with the updated title report pg   the sale has been scheduled for   However, the borrower   xx  with the case   xx  and foreclosure was put on hold. The motion for relief from stay was not filed.
Bankruptcy Comments:The borrower xx with the case xx on The plan was confirmed on The POC was filed by xx plan dated the debtor shall pay the trustee xx bi weekly for a period oxx months. According to Notice of Mortgage payment change dated xx the new total payment is The date of the last filing is	This is an ARM mortgage with the P&I of xx with the rate of interest xx and a maturity date of The Margin is The P&I as per payment history is the xx and rate of interest is However, there is a reduction in P&I and rate of interest with respect to Note data. Also, the current interest rate is below the margin which seems that there would be a possible modification.
The tape data reflects the modification maturity date is   Currently, the borrower  has been maxxpayment as per Modified terms.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD xx Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: The corporate advances are Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx Notes and comments  xx   Tape Value: Yes   Variance:    Variance  :    Comment: The information updated as per Collection comments.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance  :    Comment: The current FC status is Awaiting sale.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: There are the evidences of the modification.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The Escrow balance is       Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance  :    Comment: Loan amortizatioin type is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original standard LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance  :    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance  :    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment: Purpose of refinance per application is unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current principal balance per payment history is xx Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx along with Estimated xx and Itemization are missing from the loan file."	* Application Missing (Lvl xx) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan files."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service providers missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of Washington. The following required State Disclosure are missing in the loan file.
 Construction Lien Disclosure
 Mortgage Loan Servicing Disclosure
 Choice of Insurance Notice
 Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Required affiliated business disclosure document is missing from the loan files."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22684423	xx	586	566	29.026%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.828%	$1,768.81	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated xx
The chain of the assignment has been completed. The latest assignment is from xx
There is a civil judgment active against the xx
There is also a civil judgment in the favor oxx
The county x & x installments taxes have been due xx.
No prior years delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx months and the next due date for payment is The last payment was received xx in the amount of which was applied for The current UPB reflected as per the tape data is in the amount of The borrower has been maxxthe payments as per the modification agreement dated	Collections Comments: According to the servicing comments, the loan is in collections and the next due date for payment is xx The last payment was received xx in the amount of which was applied for xx The current UPB reflected as per the tape data is in the amount of The borrower has been maxxthe payments as per the modification agreement dated xx
Reason for default is unable to be determined.
The loan had been modified xx   The unpaid principal balance was    xx  with an interest rate of    The borrower  promises to pay the monthly P&I of    xx  beginning from xx   The maturity is xx   The prior modifications were done xx  and xx
The foreclosure was initiated in xx  and the file was referred to an attorney xx   However, it ws put on hold due to the loss mitigation.
No evidences have been found in the latest xx  months of servicing comments regarding the bankruptcy.
The servicing comment dated xx  shows that the subject property is owner occupied.
No BPO and inspection reports have been provided.

Update: As per servicing comment dated   the loan modification effective date   The new modified unpaid principal balance is in the amount of    xx  with interest rate starting at  xx   and the borrower  promises to pay P & I in the amount of    xx  beginning from   The maturity date as per modification is

Foreclosure Comments:The foreclosure was initiated in xx  and the file was referred to an attorney xx   However, it ws put on hold due to the loss mitigation.
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx
The unpaid principal balance was    xx with an interest rate of    The borrower  promises to pay the monthly P&I of    xx beginning from x  The maturity is x
The prior modifications were done xx and x	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Borrower xx	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Washington State. The following state disclosures are missing in the loan file:
  Mortgage Loan Servicing Disclosure.
  Choice of Insurance Notice.
  Purchase Money Residential Mortgage Loan Closing Valuation Disclosure.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl xx)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per final HUD the settlement date was xx; however, the loan origination date was x Hence, the settlement date is different from note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53995205	xx	655	722	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$1,922.05	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx. The chain of the assignment has been completed as the mortgage is with the current xx
x) There is one junior mortgage in the favor oxx
x) There is an active civil judgment against the borrower xx
The first installment county taxes of xxxx-xxxx are due in the amount $xxxx.xx for the due date ofxx/xx/xxxx.
The second installment county taxes of xxxx-xxxx are due in the amount of $xxxx.xx for the due date of xx/xx/xxxx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly payments. The last payment was received xx in the amount of xx with interest rate of xx for the due date of The next due date is The payment history does not reflect current UPB hence updated from tape data which is in the amount of The borrower has been maxxpayments as per the mod dated	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under xx with the case xx and the plan was confirmed xx The proof of claim was filed xx with the claim amount of xx and the amount of arrearage is According to the plan filed xx the debtor shall pay xx to the subject creditor. Motion to modify plan was filed xx but the plan was denied and order entered xx
Schedule D of Voluntary Petition Filed xx  shows that the amount of secured claim without deducting the value of collateral    xx  and the value of collateral that supports this claim is    xx ; therefore, the unsecured portion is

The subject property is located in xx . As per latest payment history the borrower  had not made any payments since xx  and the loan is in delinquency for xx  months. The last payment was received xx  for the due date oxx   The UPB as oxx  is in the amount of  According to servicing comments, the foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed on   The comment dated xx  shows that the foreclosure sale was scheduled xx   However, the foreclosure was put on hold as the borrower  had filed bankruptcy under xx  with the case   xx   The loan is in active bankruptcy. No further details have been found regarding the foreclosure. The statute of limitation for this loan will expire xx

The loan is in delinquency for xx  months and borrower  is not maxxhis monthly payments. The last payment was received xx  in the amount of    xx  with interest rate of  xx   for the due date oxx   The next due date is xx   The payment history does not reflect current UPB hence updated from tape data which is in the amount of      The borrower  has been maxxpayments as per the mod dated xx
The loan modification agreement was made xx  between the borrower xx
The borrower  promised to pay interest only payment for xx  days in the amount of    xx  and the payment had begun from xx  with the fixed interest rate of    Then P&I payment for the remaining term of loan is in the amount of    xx  which will begin from xx

As per latest comment dated xx  the subject property is owner occupied and no visible damages were reported. The reason for default is marital problems.
As per comment dated xx  borrower  wants loan modification and has made call to los mitigation department.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed on   The comment dated xx  shows that the foreclosure sale was scheduled xx   However, the foreclosure was put on hold as the borrower  had filed bankruptcy under xx  with the case   xx   No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower  had filed bankruptcy under xx  with the case    xx  and the plan was confirmed xx   The proof of claim was filed xx  with the claim amount of    xx  and the amount of arrearage is      According to the plan filed xx  the debtor shall pay    xx  monthly to the subject creditor.
Schedule D of Voluntary Petition Filed xx  shows that the amount of secured claim without deducting the value of collateral    xx  and the value of collateral that supports this claim is    xx ; therefore, the unsecured portion is
This modification agreement was made between the borrower xx
The unpaid principal balance was    xx with an interest rate of    The borrower  promises to pay the monthly P&I of    xx beginning from x  The maturity is x
The prior modifications were done xx and x	Affiliated Business Disclosure Credit Application Missing Dicsloures Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: xx Notes and comments xx Tape Value: Yes Comment: Current foreclosure doc locator is xx Notes and comments Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Sale Publication   Tape Value: Sale Confirmed   Variance:    Variance  :    Comment: Current foreclosure status is sale publication.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date of last modification is x    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance  :    Comment: Payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance  :    Comment: Payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment: Purpose of refinance per application is debt consolidation.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Referral date is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid current principal balance is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrowers."	* Application Missing (Lvl xx) "Final application is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Washington state. The following state disclosures are missing from the loan file.
  Mortgage Loan Servicing Disclosure
  Choice of Insurance Notice
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "According to final HUD the settlement date is x However, the original Note date is x "		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38308977	xx	578	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx
No active judgments or liens has been found pending.
Property Tax Status;
x) Annual county taxes for the year of xxxx are due for the amount of $xxx.xx till the due date of xx/xx/xxxx.
x) Annual county taxes for the year of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes has been found pending.	The review of payment history as of dated xx shows that the borrower is maxxregular payments. The loan payment is currently xx month delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal balance according to tape data is in the amount of The current interest rate is xx with P&I in the amount of
The borrower has been maxxpayments according to the original note terms.	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments. The loan payment is currently xx month delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal balance according to tape data is in the amount of The current interest rate is xx with P&I in the amount of
The borrower  has been maxxpayments according to the original note terms.
The foreclosure was not initiated in the loan.
The borrower  had not filed any bankruptcy.
Available latest inspection report date xx  located at ( PROPERTY_INSPECTIONS_NONFEMA_L xx ) shows that the subject property is occupied by the unknown party. The subject property is in good condition with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Mortgage Insurance	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No Comment: As per collection comments foreclosure available in loan file. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former):xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: As per loan file modification not available in loan file.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per note document original balance shows that        Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per apprasal original standard LTV shows that      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: RT xx Boxx B   Tape Value: RR xx BOxx B   Variance:    Variance  :    Comment: As per document property Address shows that RT xx BOxx B.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history unpaid pricipal balance is amount Tape Source: Initial Tape Type:	xx: Unacceptable	* Property is Manufactured Housing (Lvl xx) ""Home is not affixed. According to the appraisal report dated xx the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. Also, no VIN xx SN is listed in the legal description of subject mortgage. The latest tax assessor report shows that there is separate tax assessment for land and improvements. The ALTA xx Endorsement is not attached with the short form policy. Also there is no any Affixation Certificate available in the loan file. Therefore, we are unable to verify whether the subject property has been attached to the land or not"."	* Application Missing (Lvl xx) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase risk indicator is moderate as the loan is failing for late fees test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the late fees test as;
Late Fees Test: FAIL  xx  + xx
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is  xx  which is greater than    Hence, MI certificate is required; however, it is missing form the loan file."
																									* Missing Required Disclosures (Lvl xx) "List of service providers is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4274947	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$59,320.20	4.720%	$1,386.43	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has not been completed.xx
Two Federal tax liens against the borrowers xx as follows:
First IRS lien which was recorded xx
Second IRS lien which was recorded xx
Taxes information/tax certificate is unavailable in the updated title report.
According to the payment history as of the borrower has been delinquent for xx months and the next payment due date is The last payment received date is not available. The current UPB taken as per the tape data is in the amount of
The borrower has been maxxthe payment as per modification agreement dated

Collections Comments:According to the servicing comments, the loan is in collections and the next payment due date is xx The last payment received date is not available. The current UPB taken as per the tape data is in the amount of The borrower has been maxxthe payment as per modification agreement dated
Reason for default is excessive obligations.
The loan had been modified xx   This modification agreement was made between the borrower xx., and lender    xx  including the deferred balance of    xx  with interest rate of    The borrower  promises to pay the monthly  P&I of    xx beginning from xx  The maturity is xx   In addition, there is a balloon disclosure attached to this modification agreement.
As per the notice of trustee sale, the foreclosure was initiated in xx  and the sale was scheduled xx ; however, it was put on hold due to the loss mitigation.
No evidences have been found regarding the bankruptcy in the latest xx  months of servicing comments.
The servicing comment dated xx  shows that the subject property is owner occupied.

No BPO and inspection reports have been provided.

Update:
As per the servicing comment dated   borrower  was deceased.
Foreclosure Comments:As per the notice of trustee sale, the foreclosure was initiated in xx  and the sale was scheduled xx ; however, it was put on hold due to the loss mitigation.

Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower s xx
The unpaid principal balance was    xx including the deferred balance of    xx with interest rate of    The borrower  promises to pay the monthly  P&I of    xxbeginning from xx The maturity is x
In addition, there is a balloon disclosure attached to this modification agreement.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Corporate advances per payment history is Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: x Foreclosure Notice   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per modification deferred amount is        Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per payment history deferred amount is        Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The loan was modified on x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No,   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow balance per payment history is       Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance  :    Comment: As per Note loan amortization is fixed type amortization.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: As per modification loan amortization is fixed type amortization   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value:  xx    Variance:    Variance  :    Comment: No step in modification.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per Note document Loan Original Balance is  xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per Note document the note was originated on     Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: An Appraisal report, Original standard LTV (OLTV) is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string reversed as x    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance  :    Comment: As per HUD   the purpose of the transaction is Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance  :    Comment: Purpose of Application is Refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Applicationxx is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test: FAIL, Loan Data:      Comparison Data:    xx and Variance:
This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data:      Comparison Data:    xx and Variance:
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than

TILA APR Test: FAIL, Loan Data:    Comparison Data:  xx  and Variance:
This loan failed the TILA APR test.
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than
xx percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
notice required by xx CFR § xx or §   or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account  disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx State. The following required State disclosures are missing in the loan file:
  Impound Account Disclosure.
  Cosigner Notice.
  Private Mortgage Insurance Disclosure.
  Earthquake Disclosure forCondominiums.
  Hazard Insurance Disclosure.
  Insurer Recommendation Disclosure.
  CA Fair Lending Notice.
  Anti Tying Disclosure.
  Privacy Notice.
  Notice of Right to Copy of Appraisal.
  Application for Credit Married Persons.
  Fair Debt Collection Notice.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated Business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32093418	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report date dxx
The chain of assignment is incomplete, the last assignee as per the updated title is xx
There is an active UCC lien against property which was recorded xx and the amount is unavailable.  No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is The last payment was received xx in the amount of xx for the due date of The UPB is reflected in the amount of xx till the due date of The borrower has been maxxthe payments as per the Note terms.
Collections Comments:According to servicing comments, the loan is in the collection. The comment dated xx shows that the borrower intends to retain the subject property. The subject property is owner occupied. The trial modification was approved xx and the payment is due xx The current interest rate of xx with the P&I in the amount of Trial modification unpaid principal balance is However, no further information has been found regarding trial modification.
The reason for default as per servicing comment is a reduction of income. The review of payment history shows that the borrower  has been delinquent for xx  months and next due date for the payment is xx   The last payment was received xx  in the amount of   xx  for the due date oxx   The UPB is reflected in the amount of    xx  till the due date oxx   The borrower  has been maxxthe payments as per the Note terms.
No information pertaining to bankruptcy has been found.
A review of collection comment shows no indication of post closing foreclosure activity.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Corporate advance as per payment history is Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: N   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance  :    Comment: Deferred balance amount is        Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow balance as per the payment history is       Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Min rate at first adjustment as per note is  xx    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Next rate change date is x    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: Original balance as per the note is        Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Original note doc date is x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance  :    Comment: Purpose of transaction per HUD xx cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance  :    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB as per the payment history is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA APR test.
TILA APR Test: FAIL  xx    xx
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than
xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
  Impound Account Disclosure
  Cosigner Notice
  Private Mortgage Insurance Disclosure
  Earthquake Disclosure forCondominiums
  Hazard Insurance Disclosure
  Insurer RecommendationDisclosure
  CA Fair Lending Notice
  Anti Tying Disclosure
  Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The notice of service transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79946001	xx	Unavailable	Not Applicable	29.917%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$1,359.20	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete. xx
Active judgments or liens have been found pending are as follows:
x) Civil Judgment against the borrower xx
Annual taxes are in the amount of x,xxx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:Loan is in delinquency. Provided payment history from xx reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower  is unemployment or decreased income. The borrower  is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from
The borrower  promised to pay the unpaid principal balance of    xx  with interest rate of  xx   with P&I of    xx  with fixed amortized type and it was beginning from first payment date xx  and ends with the maturity date of
There is a balloon payment rider attached to the modification document, in which the balloon payment is in the amount of    xx  and will be due xx (Maturity) or upon sale of the mortgaged property if sold prior to maturity.
According to the available servicing comments dated from xx  to   the foreclosure was initiated on subject property in   The foreclosure file was referred to an attorney on   The foreclosure complaint was filed by the attorney with case    CV  xx  on   The foreclosure sale date was scheduled on   The foreclosure file was put on hold due to bankruptcy filed by the borrower  on   Motion to relief was filed on   According to the servicing comment dated   the motion for relief granted and case was closed.
The borrower xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on   The bankruptcy case was further dismissed xx  and got terminated on
Foreclosure Comments:According to the available servicing comments dated from xx  to   the foreclosure was initiated on subject property in   The foreclosure file was referred to an attorney on   The foreclosure complaint was filed by the attorney with case    CV  xx  on   The foreclosure sale date was scheduled on   The foreclosure file was put on hold due to bankruptcy filed by the borrower  on   Motion to relief was filed on   According to the servicing comment dated   the motion for relief granted and case was closed.
Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on   The bankruptcy case was further dismissed xx  and got terminated on
According to the second amended xx plan dated xx the debtor shall pay to the trustee the sum of xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of	Loan Modification agreement was made between borrower s xx
The borrower  promised to pay the unpaid principal balance of    xx with interest rate of  xx  with P&I of    xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of
There is a balloon payment rider attached to the modification document, in which the balloon payment is in the amount of xx and will be due xx(Maturity) or upon sale of the mortgaged property if sold prior to maturity.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: Bankruptcy is yes; However, tape shows no. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date of last modification is xx; However, tape shows x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance  :    Comment: Loan documentation type is Full Documentation; However, tape shows no. verif. stated income.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original standard LTV is  xx ; However, tape shows      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xxmmmmmmm; However, tape shows     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is mmmmmmmxx; However, tape shows     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance  :    Comment: Property Address is xx ; However, tape shows xx Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per payment history is xx; However, tape shows null. Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.( xx CFR § xx(d)(xx) , transferred from xx CFR § xx(d)(xx) )
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR § xx(h) , transferred from xx CFR § xx(h) )
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than   "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in state of Colorado. The following state disclosures are missing from the loan file.
Cash Out Refinance Disclosure
Property Insurance Disclosure
Colorado Notice to Cosigner
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81537002	xx	Unavailable	Not Applicable	69.432%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$793.79	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx. The chain of assignment is complete as the subject mortgage is with the current assignee xx
No active liens and judgment have been found on updated title report.
x installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
x installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrower  and lenderxx   The new modified rate is  xx   and borrower  promises to pay P&I in the amount of   xx  which began xx   The new principal balance is    The interest bearing amount is    xx  and the maturity date is xx   Reason for Modification is xx
Review of the collection comment states that the foreclosure was initiated and referred to attorney xx   File was placed on hold due to loss mitigation. As per comment dated xx  loss mitigation hold was ended xx   Modification was provided to borrower  and borrower  accepts the modification and loan modification agreement was made xx   Comment dated xx  show that the foreclosure file was closed due to loan was modified.
xx borrower .
As per comment dated xx  subject property is occupied by the owner and in average condition.

Update:
As per servicing comments dated   foreclosure was cancelled on
Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney xx   File was placed on hold due to loss mitigation. As per comment dated xx  loss mitigation hold was ended xx   Modification was provided to borrower  and borrower  accepts the modification and loan modification agreement was made xx   Comment dated xx  show that the foreclosure file was closed due to loan was modified.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and xx borrower promises to pay P&I in the amount of xx which began on x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Credit Report Missing Required Disclosures Missing Required State Disclosures Right of Rescission	Field: Borrower xx	xx: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl xx) "ComplianceEase Exception Test is failed due to CT License Validation Test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xx shall be deemed on and
after July xxst,   to be a mortgage lender license."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and CT License Validation Test are failed."
* ComplianceEase TILA Test Failed (Lvl xx)     "ComplianceEase TILA Test failed due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
  TILA Finance Charge Test shows Loan Data    xx Comparison data    xx and variance
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than
  TILA Foreclosure Rescission Finance Charge Test shows Loan Data    xx Comparison data    xx and variance
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* DTI > xx  (Lvl xx)     "DTI is exceeded  xx  as total monthly income of borrower is    xx; Front end is    xx and back end is    "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     ""Legal Representation Disclosure" is the required state disclosure which is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70701492	xx	Unavailable	Not Applicable	54.541%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$1,514.50	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx
There is a junior mortgage in the amount oxx
There is a State tax lien in the amount of $x,xxx.xx in the favor xx
There are three Water Sewer lien active in the favor ofxxsubject property is located in xx. There is a risk of property getting foreclosed. Hence, the lien position of the subject mortgage has been changed to Other.
x  installment of city taxes for the year of xxxx have been paid onxx/xx/xxxx in the amount of $x,xxx.xx.
x  installment of city taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of the borrower is currently delinquent for xx months and the next due date for payment is The last payment was received date is xx but it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in

Collections Comments:The loan is currently inactive Foreclosure and the next due date for payment is xx The last payment was received date is xx but it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in
The loan has been modified only once since origination. The effective is from
x  between the borrower  Hogan Kevin J and Hogan Annie B and  the lenderSeterus, Inc.The borrower  promises to make a monthly payment of    xx  with the rate of interest    beginning from xx  till the maturity date xx    The new principle balance stated in the Modification is in the amount of      The deferred amount has not been given in the modification. Hence, the interest bearing amount is      This modification does not contain any balloon provision.
The reason for default from the servicing comment is illness of borrower .
According to the servicing comment, the bankruptcy has not been filed.
The foreclosure was initiated. The file referred to an attorney date is xx    The Complaint was filed xx   No further details have been found about foreclosure.
No damage pertaining to the subject property has been found.
As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated. The file referred to an attorney date is xx    The Complaint was filed xx   No further details have been found about foreclosure.
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on x between the borrower xx The borrower promises to make a monthly payment of xx with the rate of interest beginning from xx till the maturity date x The new principle balance stated in the Modification is in the amount of The deferred amount has not been given in the modification. Hence, the interest bearing amount is This modification does not contain any balloon provision. The loan has been modified only once since origination.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: As per Payment History the corporate advances in the amount of However, tape reflects ( xx). Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments_x txt   Tape Value: Yes   Variance:    Variance  :    Comment: As per comments the FC doc locator is given. However, tape reflects YES.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: As per loan documents the MI is Not applicable. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per mortgage the original amount is     However, tape reflects        Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per Appraisal the LTV is    However, tape reflects      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance  :    Comment: As per Payment History, the String Reversed is x  However, tape reflects xxF.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance  :    Comment: As per Payment History, the String Reversed is x  However, tape reflects it as   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per servicing comment the referral date is x  However, tape reflects x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per Payment history the UPB is However, tape reflects NULL. Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "Lost note affidavit datedxx was found located at “xx” showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Missing credit report (Lvl xx) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in CT state. The following state disclosures are missing from the loan file.  Appraisal Disclosure xxnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure Interest Rate Disclosure Lock In Agreement Disclosure Payoff Statement Disclosure Legal RepresentationDisclosure Non Prime HUD ContactDisclosure Non Prime Notice of LoanTerms Disclosure Interim Financing Disclosure""
																									* Notice of Servicing Transfer missing or unexecuted (Lvl xx) "Servicing transfer Disclosure Document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87218651	xx	Unavailable	Not Applicable	35.271%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$229.15	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx. The chain of assignment is complete. Last assignment from xx. Annual county property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. No prior years delinquent taxes found. No any liens and judgments are active on the title.	Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of	Collections Comments:Loan is in active foreclosure. Provided payment history from xx reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of
According to the servicing comment dated   the subject property is owner occupied with visible roof damages due to hurricane. It is in average condition.
The reason for default of borrower  is excessive obligations. The borrower  is not maxxregular payments as per loan modification. The loan was modified twice since origination. The loan modification was last made effective from
The borrower  promised to pay the unpaid principal balance of    xx  with interest rate of  xx   with P&I of   xx  with step amortized type and it was beginning from first payment date xx  and ends with the maturity date of   The rate changes in xx  steps ending at
Available servicing comments from xx  till xx  show that foreclosure was referred to attorney xx  and the same show foreclosure went on hold due to missing document. Reason is original note. However; no further information available to understand the current status of foreclosure process.
Foreclosure Comments: Available servicing comments from xx  till xx  show that foreclosure was referred to attorney xx  and the same show foreclosure went on hold due to missing document. Reason is original note. However; no further information available to understand the current status of foreclosure process.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and it was beginning from first payment date xx and ends with the maturity date of The rate changes in xx steps ending at	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x   Tape Value: Yes   Variance:    Variance  :    Comment: Current foreclosure doc locator is Loan_comments x but tape data shows yes.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance  :    Comment: Current foreclosure status is referred to attorney but tape data shows complaint filed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date os last modification is xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Does lenderGxxL require MI? is not applicable but tape data shows No.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance  :    Comment: Loan amortization type is fixed but tape data shows step.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Mod step xx date is xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Original balance (or line amount) is    xx but tape data shows        Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original standard LTV (OLTV) is  xx  but tape data shows      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx W xxth Place   Tape Value: xx W xxTH PL   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid current principal balance (UPB) per payment history is xx but tape data shows Null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings			* Missing credit report (Lvl xx) "Credit report is missing from the loan file." * Missing Required Disclosures (Lvl xx) "List of service providers disclosure is missing from the loan file." * Missing Required State Disclosures (Lvl xx) "The subject property is located in Florida state. The following state disclosures are missing from the loan file. Anti Coercion Notice Radon Gas Disclosure Insurance Sales Disclosure" * Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,200.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98405490	xx	Unavailable	Not Applicable	39.112%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$35,000.00	2.000%	$518.24	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx The chain of the assignment has not been completed. The current assignment is with xx There is a junior mortgage found, which was originated xx The annual installments of combined taxes for year of xxxx are paid in the amount of $xxxx.xx. The current ownership is vested in the name xx	The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date is for The last payment was received on in the amount of which was applied for The UPB stated in the payment history is The Current P&I is xx and PITI is with the interest rate of Currently, the borrower has been maxxthe payments as per modification, which was made on	Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
The borrower  is currently delinquent for more than xx  months. The reason for default is illness of borrower  family.
The comment history dated xx  shows that the dog kennel, roof and furniture got damaged. According to comment history dated xx   the property has damage with the estimated amount of     The loss draft is not received yet. No evidence has been found stating the completion of repairs.
The foreclosure process was initiated and it was referred to attorney xx   The complaint was filed xx  with the case    CA   According to comment history dated xx  the litigation is filed xx  and the issue was resolved xx   The borrower  has contested because he could not complete settlement with HHF assistance and retained counsel who requested the court leave the case inactive for xx  days, judge denied request. The foreclosure process was kept on hold because the borrower  had filed the bankruptcy under xx
The borrower  xx had filed the bankruptcy under xx  with the Case      dated xx
The post petition due date was xx   The POC was not filed yet. Under chapter   the debtor shall pay to the trustee in the amount of   xx  months and according to xx  the value of collateral is     The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is   xx  and the value of property is   xx  out of which   xx  is unsecured.
There is no any evidence of cram down.
The last payment was received xx   in the amount of     which was applied for xx   The UPB stated in the payment history is      The Current P&I is   xx  and PITI is      with the interest rate of   Currently, the borrower  has been maxxthe payments as per modification, which was made xx
As per the modified terms, the new unpaid principle balance is    xx  out of which, the borrower  promises to pay the interest bearing amount of    xx  at the interest rate oxx   with the modified P&I of     There are five steps namely as
  With the interest rate oxx   and P&I of
  With the interest rate oxx   and P&I of
  With the interest rate of  xx   and P&I of
  With the interest rate of  xx   and P&I of
  With the interest rate of  xx   and P&I of

The first payment date was due xx  and the new maturity date is xx
There is a deferred balance of   xx  has been stated.
The comment history dated xx  shows that the dog kennel, roof and furniture got damaged. According to comment history dated xx   the property has damage with the estimated amount of     The loss draft is not received yet. No evidence has been found stating the completion of repairs.
The property has been occupied by the owner himself.

Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney xx   The complaint was filed xx  with the case    CA   According to comment history dated xx  the litigation is filed xx  and the issue was resolved xx   The borrower  has contested because he could not complete settlement with HHF assistance and retained counsel who requested the court leave the case inactive for xx  days, judge denied request. The foreclosure process was kept on hold because the borrower  had filed the bankruptcy under xx
Bankruptcy Comments:The borrower  xx had filed the bankruptcy under xx  with the Case      dated xx
The post petition due date was xx   The POC was not filed yet. Under chapter   the debtor shall pay to the trustee in the amount of   xx  months and according to xx  the value of collateral is     The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is   xx  and the value of property is   xx  out of which   xx  is unsecured.
There is no any evidence of cram down.

The modification agreement was done on x between the (borrower ) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is    xx out of which, the borrower  promises to pay the interest bearing amount of    xx at the interest rate oxx  with the modified P&I of     There are five steps namely as
  With the interest rate oxx  and P&I of
  With the interest rate oxx  and P&I of
  With the interest rate of  xx  and P&I of
  With the interest rate of  xx  and P&I of
  With the interest rate of  xx  and P&I of

The first payment date was due xx and the new maturity date is x
There is a deferred balance of   xx has been stated.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments_x txt   Tape Value: Yes   Variance:    Variance  :    Comment: The foreclosure is updated as per collection comments.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance  :    Comment: Updated per servicing comments.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former):xx   Tape Value: Tenant   Variance:    Variance  :    Comment: The property has been occupied by the owner. However the tape shows that it is Tenant.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The mod maturity date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The mod step xx date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The mod step xx date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The mod step xx date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The original standard LTV is    However the tape shows that it is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The pay history string is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The pay history string reversal is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value:xx  Variance:    Variance  :    Comment: The property Address street is xx. However the tape shows that it is xx .   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The referral date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The unpaid current principal balance is However the tape shows that it is NULL. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of Florida. The following required State Disclosure is missing in the loan file.
  Anti Coercion Notice
 Radon Gas Disclosure
 Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The affiliated business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$17,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55072890	xx	685	689	62.463%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,745.49	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx
No active liens and judgments were open against the borrower.
x installment of annual combined taxes for the year of xxxx have been paid onxx/xx/xxxx in the amount of $x,xxx.xx.
x installment of annual combined taxes for the year of xxxx have been paid onxx/xx/xxxx in the amount of $x,xxx.xx.
 No prior years delinquent taxes have been found.

According to a review of the payment history as of the borrower is currently delinquent for xx months and the next due date for payment is The last payment was received date is xx but it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in

Collections Comments:The loan is currently in Collections and the next due date for payment is xx The last payment was received date is xx but it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in The loan has been modified twice since origination in The effective is from xx between the borrower xx lenderxx The borrower promises to make a monthly payment of xx with the rate of interest beginning from xx till the maturity date xx The new principle balance stated in the Modification is in the amount of The deferred amount is not given in the modification. Hence, the interest bearing amount is This modification does not contain any balloon provision.
The reason for default from the servicing comment is  unable to be determined.
According to servicing comment, the bankruptcy has not been filed.
According to the collection comments and available documents, the foreclosure was initiated on the subject property in   The foreclosure was initiated in   The file was referred to an attorney xx   The complaint was filed on   However, the comment dated xx  states that the foreclosure was placed on hold due to litigation. The contested pleading or litigation complaint was filed xx   The comment dated xx  shows that the foreclosure hold occurred due to litigation. The litigation hold was not yet opened.  The litigation matter has not been resolved. As per collection comment dated xx   contested matter identified. However, as the collection comment are available till xx   no comment found of contested matter resolved.As per the comment dated xx  the foreclosure was put on hold due loss mitigation. The collection comments are available till xx  hence unable to find further details about  foreclosure.  No damage pertaining to the subject property has been found.
As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:According to the collection comments and available documents, the foreclosure was initiated on the subject property in   The foreclosure was initiated in   The file was referred to an attorney xx   The complaint was filed on   However, the comment dated xx  states that the foreclosure was placed on hold due to litigation. The contested pleading or litigation complaint was filed xx   The comment dated xx  shows that the foreclosure hold occurred due to litigation. The litigation hold was not yet opened.  The litigation matter has not been resolved.
As per collection comment dated xx   contested matter identified. However, as the collection comment are available till xx   no comment found of contested matter resolved.
As per the comment dated xx  the foreclosure was put on hold due loss mitigation.
The collection comments are available till xx  hence unable to find further details about  foreclosure.

Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on x between the borrower xx. The borrower promises to make a monthly payment of xx with the rate of interest beginning from xx till the maturity date x The new principle balance stated in the Modification is in the amount of The deferred amount is not given in the modification. Hence, the interest bearing amount is This modification does not contain any balloon provision. The loan has been modified twice since origination in

Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: As per Payment History the corporate advance is However, tape reflects ( xx). Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: x Foreclosure Document(xx).pdf   Tape Value: Yes   Variance:    Variance  :    Comment: As per Servicing comments the Foreclosure Doc locator is given. However, tape reflects YES.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance  :    Comment: As per Servicing comments the Foreclosure status is Complaint Filed. However, tape reflects Judgment Entered.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per Mod the last Modification date is x  However, tape reflects x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: As per loan documents the MI is not there so it is Not Applicable. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per Note the date is x  However, tape reflects x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per Appraisal the LTV is    However, tape reflects      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per Note the Address is xx However, tape reflects  xx .   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: As per HUD the purpose is Cash Out. However, tape reflects Refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per Payment History the UPB is However, tape reflects NULL. Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "TILA Finance Charge Test: Result:FAIL; Loan Data: xx; Comparison Data: xx; Variance:
TILA Foreclosure Rescission Finance Charge Test: Result:FAIL;  Loan Data:   xx; Comparison Data:    xx;Variance:      "
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test: Result:FAIL; Loan Data:    xx;  Comparison Data:   xx; Variance:
This loan failed the TILA finance charge test.  , transferred from xx
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than
TILA Foreclosure Rescission Finance Charge Test: Result:FAIL;  Loan Data:   xx; Comparison Data:    xx;Variance:
This loan failed the TILA foreclosure rescission finance charge test.  , transferred from xx CFR

The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* DTI > xx  (Lvl xx)     "As per application,  the total monthly income is    xx and total monthly expenses are      So DTI is  xx  which is greater than  "
* Missing Required Disclosures (Lvl xx)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in HI state. The following state disclosure is missing from the loan file.
Reciprocal Beneficiaryxx Civil Union Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx)     "As per Note the date is xx and the ROR transaction date is xx which is inconsistent from note date."
																									* Settlement date is different from note date (Lvl xx) "As per Note the date is xx and the settlement date is xx which is different from note date."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75352751	xx	Unavailable	Not Applicable	40.330%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.070%	$519.05	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has not been done since origination hence the mortgage is with xx
There are no active in liens and judgments have been found.
First and second installment combined taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
According to the review of payment history as of the borrower is delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected in the amount of The borrower has been maxxthe payments as per the modification term done in the year of The payment history reflects xx in the principal paid column xx unable to determine the amount information.	Collections Comments:The loan is currently in the collection. According to the review of payment history as oxx the borrower is delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected in the amount of The borrower has been maxxthe payments as per the modification term done in the year of The payment history reflects xx in the principal paid column xx unable to determine the amount information.
As per comment dated   the reason for default is a curtailment of income.
The loan has been modified, This loan modification agreement was made between the xx and the lender  xx
The borrower  promises to pay the new UPB in the amount of  xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of   xx  beginning from xx  till the maturity date xx   The interest bearing amount is There is no provision for the balloon payment. Previously the loan was modified in the year of
The foreclosure was initiated. As per the comment dated   the file was referred to an attorney on   However, as per the comment dated xx   the foreclosure was put on hold due to the file review by the Hardest Hit Fund (HHF) department.
As per comment dated   the subject property is owner occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:According to the Lis pendens attached with the Updated title report Pg   the complaint was filed xx  under the xx CH  Further details are not available.
The foreclosure was initiated. As per the comment dated   the file was referred to an attorney on   However, as per the comment dated xx   the foreclosure was put on hold due to the file review by the Hardest Hit Fund (HHF) department.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the xx
The borrower  promises to pay the new UPB in the amount of    xx with an annual fixed modified interest rate of  xx  and new P&I is in the amount of   xx beginning from xx till the maturity date x  The interest bearing amount is      There is no provision for the balloon payment. Previously the loan was modified in the year of
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: The corporate advances are Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x   Tape Value: Yes   Variance:    Variance  :    Comment: The information updated as per Collection comments.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance  :    Comment: As per the review servicing comments current foreclosure status is Refereed to attorney.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The escrow balance is       Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the note original note document date is x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per the appraisal report appraised value is    xx and the original balance is   xx hence The loan CLTV is showing      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment reflects in the Payment History String as xx     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment reflects in the Payment History String Reversed as xx     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per the payment history current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
 IL Collateral Protection Insurance Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR was not hand dated by the borrower."
																									* TIL not hand dated (Lvl xx) "Final TIL was not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46828185	xx	791	762	15.450%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$1,560.50	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has been completed. Currently, the mortgage is with xx
No active liens and judgments have been found.
The first installment combines taxes of the year xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.	According to the review of payment history as of the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of xx which was applied for the due date of The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of The UPB reflected is in the amount of The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:The review of the collection comment shows that the loan is in active foreclosure and the next due date for the payment is xx The foreclosure was initiated and the file was referred to an attorney xx No further details have been found regarding the foreclosure. According to the review of payment history as oxx the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received xx in the amount of xx which was applied for the due date oxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of The UPB reflected is in the amount of The borrower has been maxxthe payments as per the modification agreement. The loan modification agreement was made xx between the borrower Andre Fair and Karen Wilson the lenderxx. The loan has been modified once since origination. As per the death certificate located at "x Certificate of Death(xx)", the borrower Essie Fair had deceased xx According to the death certificate located at "x Certificate of Death(xx)", the borrower xx had deceased on The comment dated xx indicates that that subject property needed repairs for painting and general repairs. According to the comment dated xx lot of repairs have been done and payment in the amount of xx dated xx with draft date xx has been found. The comment dated xx reveals that the subject property had repairs. No information pertaining to completion of repairs and an insurance claim has been found. The comment dated xx states that the reason for default was an excessive obligation. The subject property has been occupied by a tenant. The borrower intends to keep the property. The comment dated xx reflects that the modification agreement was received by an attorney. No information pertaining to bankruptcy has been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx   No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made xx between the borrower xx. The borrower promised to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx till the maturity date of x The interest bearing amount is There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Corporate advances amount has been updated as Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x   Tape Value: Yes   Variance:    Variance  :    Comment: As per the servicing comments the foreclosure has been initiated.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance  :    Comment: The current foreclosure status is Referred to attorney.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Tenant   Tape Value: Vacant   Variance:    Variance  :    Comment: As per the latest comment and inspection report the property is occupied by Tenant.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The loan modification agreement was made on xx .   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow balance has been updated as      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per the appraisal report appraised value is    xx and the original balance is   xx hence The loan CLTV is showing      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment reflects in the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment reflects in the Payment History String Reversed as x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per the tape data the current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA APR test.
Loan Data:  xx  Comparison Data:  xx  Variance:   xx
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl xx)     "The final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the state of Illinois. The following state disclosures are missing from the loan file.
  IL Collateral Protection Insurance Notice.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23771800	xx	Unavailable	Not Applicable	40.759%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.400%	$956.16	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx No active liens and judgment have been found on updated title report. Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.	Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:The subject loan is in active collection. Review of the collection comments states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the Modification terms.
Loan modification agreement was made between the borrower  and lenderxx   The new modified rate is  xx   and borrower  promises to pay P&I in the amount of   xx  which began xx   The new principal balance is      The interest bearing amount is    xx  and the maturity date is xx
Foreclosure procedure has not been started.
PACER did not reflect any bankruptcy filed by the borrower .
As per comment dated xx   subject property is occupied by the owner and in average condition.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and xx borrower promises to pay P&I in the amount of xx which began on x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment:xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original Standard LTV is  xx  however tape data is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xx however tape data is     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history reversed as per string is xx however tape data is     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB of as per payment history is however tape data is null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are failed."
* ComplianceEase TILA Test Failed (Lvl xx)     "ComplianceEase TILA Test failed due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
  TILA Finance Charge Test shows Loan Data    xx Comparison Data    xx and Variance
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than
  TILA Foreclosure Rescission Finance Charge Test shows Loan Data    xx Comparison Data    xx and Variance
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the state disclosure which are missing from the loan file;
  Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
  Anti Tying Disclosure
  Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88646394	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$47,801.12	4.000%	$779.10	xx/xx/xxxx	Lower Interest Rate	The review of the xx

The chain of the assignment has not been completed. The latest assignment is xx
xx

No judgment and liens were open against the borrower.

Tax or redemption certificate required for county annual taxes for the year xxxx.
No prior years delinquent taxes have been found.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xx months. The last payment received xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The loan was modified xx in between the borrower xx lenderxx The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning xx The maturity date reflects per modification is xx The deferred balance is This loan was modified only once since origination.
The reason for default is decreased. The subject property is occupied by the owner. No comments have income been found for damages. The foreclosure was initiated and the file was referred to the attorney xx   As per the comment dated xx   the foreclosure complaint was not filed. However, the foreclosure was put on hold as the borrower  filed forbearance agreement xx   No further details have been found. The bankruptcy case not filed yet.
Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney xx   As per the comment dated xx   the foreclosure complaint not filed. However, the foreclosure was put on hold as the borrower  filed forbearance agreement xx   No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified xx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on x The maturity date reflects per modification is x The deferred balance is This loan was modified only once since origination.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower xx Middle Name Loan Value: A Tape Value: xx Comment: xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Tape discrepancies shows Corporate Advance Recoverable as    xx however as per loan file it is       Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x   Tape Value: Yes   Variance:    Variance  :    Comment: Tape discrepancies shows Current Foreclosure Doc locator as Yes however as per loan file it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance  :    Comment: Tape discrepancies shows Current Foreclosure Status as Complaint Filed however as per loan file it is Refered to attorney.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: Tape discrepancies shows Deferred Balance Amount as    xx however as per loan file it is        Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per modification deferred balance is    xx; however tape reflects        Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Tape discrepancies shows Escrow Balance per payment History as (   xx) however as per loan file it is        Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance  :    Comment: Tape discrepancies shows loan amortization type as step however as per loan file it is Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value:  xx    Variance:    Variance  :    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: Tape discrepancies shows Original Balance as    xx however as per loan file it is        Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Tape discrepancies shows Original Note Doc Date as xx however as per loan file it is     Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: Tape discrepancies shows Original Standard LTV as  xx  however as per loan file it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Tape discrepancies shows Payment History string as xx however as per loan file it is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Tape discrepancies shows Payment History string reversed as xx however as per loan file it is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance  :    Comment: xx     Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance  :    Comment: Tape discrepancies shows Purpose per application as Purchase however as per loan file it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Tape discrepancies shows UPB per payment history as Null however as per loan file it is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Loan application is missing from loan file along with transmittal."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "TILA APR Test: Result: FAIL Loan Data:   xx  Comparison Data:  xx  Variance   xx

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA APR Test: Result: FAIL Loan Data:   xx  Comparison Data:  xx  Variance   xx

This loan failed the TILA APR test."
* Final TIL Missing or Not Executed (Lvl xx)     "Final til is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "An Appraisal report is missing from loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in MA State. The following state disclosures are missing in the loan files.
Lead Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Required Servicing Transfer Document is missing from loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required Affiliated Business Disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73628998	xx	Unavailable	Not Applicable	42.445%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$35,624.27	3.625%	$899.79	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to the updated title report dated xx the legal description is inconsistent from vesting deed which was recorded xx. The mortgage last x line of legal description shows xx Also the last x line of legal of mod recorded xx. It looks like a scrivener error on the Mortgage instrument which could be cured through reformation. However,xx	Review of updated payment history shows that the loan is in delinquency for xx months. The last payment was received xx in the amount of xx with interest rate of xx for the due date of The next due date is The payment history does not reflect current UPB hence updated from tape data which is in the amount of The borrower has been maxxpayments as per the mod dated

Collections Comments:According to the servicing comments the foreclosure was initiated in the loan and file was referred to attorney xx The complaint was filed on But as per the comment dated xx user has closed the file and copy of foreclosure dismissal imaged to No further details have been found regarding the foreclosure.

The loan is in delinquency for xx  months. The last payment was received xx  in the amount of   xx  with interest rate of  xx   for the due date oxx   The next due date is xx   The payment history does not reflect current UPB hence updated from tape data which is in the amount of      The borrower  has been maxxpayments as per the mod dated xx
The Loan Modification agreement was made on an effective date oxx  between xx (borrower ) and “xx” (QQQQQQQQQQQQQQQQQ).
The new principal balance is    xx  and the borrower  had given promise to pay P&I in the amount of   xx  with new interest rate of    The first payment had begun from xx  and ends with the maturity date oxx
The borrower  had also given the promise to pay the deferred balance in the amount of    xx  on the maturity date. The UPB that has been amortized is    xx  as an interest bearing amount.

The borrower  had filed bankruptcy dated xx  with case no      The plan was confirmed xx   POC was filed xx  with the secured claim amount of    xx  and amount of arrearage is      The bankruptcy was dismissed xx  and the case was terminated xx

According to the death certificate located at "x Certificate of Death(xx)", the borrower  xx deceased xx
As per comment dated xx  the borrower s sxx was named executor of her estate and then later assumed the loan.

Foreclosure Comments:According to the servicing comments the foreclosure was initiated in the loan and file was referred to attorney xx   The complaint was filed on   But as per the comment dated xx   user has closed the file and copy of foreclosure dismissal imaged to   No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower  had filed bankruptcy dated xx  with case no      The plan was confirmed xx   POC was filed xx  with the secured claim amount of    xx  and amount of arrearage is      The bankruptcy was dismissed xx  and the case was terminated xx

The Loan Modification xx” (borrower ) and xx
The new principal balance is    xx and the borrower  had given promise to pay P&I in the amount of   xx with new interest rate of    The first payment had begun from xx and ends with the maturity date of x
The borrower  had also given the promise to pay the deferred balance in the amount of    xx on the maturity date. The UPB that has been amortized is    xx as an interest bearing amount.
Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: bankrupy documentation in the file Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Borrowers first name is xx   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx   Tape Value: No   Variance:    Variance  :    Comment: FC information updated from servicing comments and document   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: verified from the from the modification   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Mi not required   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: verified from the appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Salisbury St   Tape Value: xx   Variance:    Variance  :    Comment: additional space in the tape   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: verified from the payment history Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl xx) "The til and right to cancel was re disclosed"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "The loan file is missing a credit report"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of service transfer disclosure is missing from the loan file."
																									* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx) "ROR transaction date is xx which is not consistent with note date xx or settlement date x "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47011060	xx	520	Not Applicable	35.428%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.750%	$3,367.14	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx
The chain of assignment has not been completed. Currently, the assignment is xx
There is one junior judgment against the subject property. However, the document shows the municipal court department in the amount oxx
The updated title report shows the taxes are not available by xx
According to the payment history as of the borrower is currently maxxthe regular payments and next due date is The last payment was received xx in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the modification agreement which was made on	Collections Comments:As per the servicing comment as oxx the loan is currently in the collection and borrower is currently maxxthe regular payments. The next due date is xx The last payment was received xx in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the modification agreement which was made xx
The reason for default is excessive of obligation.
The loan was modified xx  between the borrower  "xx and lender" xx, lenderagrees to forgive the principal in the amount of    xx  which exceeds xx   of modified principal balance. The new principal balance is in the amount of is    xx  and interest bearing amount is
The borrower  did not file the bankruptcy.
No, any foreclosure activity has not been found.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified xx between the borrower "xx lender agrees to forgive the principal in the amount of xx which exceeds xx of modified principal balance. The new principal balance is in the amount of is xx and interest bearing amount is The borrower has promised to pay for the amount of xx with an interest rate of xx beginning xx toll maturity date of x

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The loan has been modified once since origination.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: The loan is Conventional type, therefore, MI is not reflected in HUD xx as well as in the Final Application.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per Note document the note was originated on x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: An Appraisal report, Original standard LTV (OLTV) is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string as  .   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string reversed as x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per Note document property Address streetxx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
 Lead Based Paint Disclosure
 Mortgage Loan Application Disclosure
 Carbon Monoxide Alarms
 MA Smoke Detector Certificate
 Notice of the Specific Reason for Denial of Credit
 Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative index value is unable to confirm (Lvl xx)     "The operative index value unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60528296	xx	Unavailable	Not Applicable	26.399%	First	Short Form Policy	Not Applicable	x	xx	xx	Not Applicable	3.500%	$572.95	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx The chain of assignment is complete as the subject mortgage is with the current assignee,xx There are four active credit card judgments have been found against the borrower in the total amount oxx There are two active civil judgments have been found against the borrower in the total amount oxx which was recorded xx. There are two active IRS liens have been found against the borrower in the total amount of $xxxxx.xx which was recorded on multiple dates in favor oxx. Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount oxx which was applied for the due date of x/x/xxxx. The next due date is xx/x/xxxx.  Current UPB as of date reflects in the provided payment history is in the amount oxx
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the Modification terms.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comment states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the Modification terms. Loan modification agreement was made between the borrower and lenderxx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began xx The new principal balance is The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship. borrower has filed bankruptcy under xx case xx POC was filed xx which states that the amount of secured claim is xx and the amount of arrearage is xx Plan was filed xx which was objected xx Amended xx Plan was filed on Order Dismissing Case was filed and debtor dismissed on Review of the collection comments states that the foreclosure was initiated and referred to attorney xx There is no further information regarding foreclosure in the provided collection comments. As per latest comment dated xx subject property is occupied by the original owner and in average condition; however, no need to repair.
Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney xx   There is no further information regarding foreclosure in the provided collection comments
Bankruptcy Comments:borrower has filed bankruptcy under xx case xx POC was filed xx which states that the amount of secured claim is xx and the amount of arrearage is xx Plan was filed xx which was objected xx Amended xx Plan was filed on Order Dismissing Case was filed and debtor dismissed on	Loan modification agreement was made between the borrower and L xx borrower promises to pay P&I in the amount of xx which began on x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: As per tape data, bankruptcy (Post Loan origination)? is no. However, review of the available loan files states that it is yes. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x   Tape Value: No   Variance:    Variance  :    Comment: As per tape data, current foreclosure doc locator is no. However, review of the available loan files states that it is Loan comments_x    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data, doc date of last modification is x  However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance  :    Comment: As per tape data, payment history string is xxF. However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per tape data, reversed payment history is xx  However, review of the available loan files states that it is xx    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment: As per tape data, purpose of refinance per application is Cash Out   Other. However, review of the available loan files states that it is Limited Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance  :    Comment: As per tape data, purpose of transaction per HUD xx is cash outl. However, review of the available loan files states that it is refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data, Unpaid current principal balance (UPB) per payment history is null. However, review of the available loan files states that it is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplianceEase Risk Indicator is Moderate due to TILA Foreclosure Rescission Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl xx)     "ComplianceEase TILA Test failed due to TILA Foreclosure Rescission Finance Charge Test.
  TILA Foreclosure Rescission Finance Charge Test: shows Loan Data    xx Comparison Data    xx and Variance
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Missing Appraisal (Lvl xx)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Michigan state. Following are the state disclosures which are missing from the loan file:
xx) MI Borrower's Bill of Rights
xx) MI Consumer Caution and Homeownership Counseling Notice
xx) Choice of Insurance Agent"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL is available in the loan files but, it is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60504145	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.895%	$759.40	xx/xx/xxxx	Financial Hardship
The review of the updated title report dated xx
The chain of assignment has not been completed. The current assignment is with xx
There is a junior mortgage against the subject property with xx
Active liens and judgments as follows:
There is an HOA lien against the subject property in the favor  xx
There is also a civil judgment against the borrower xx
Seven IRS liens against the borrower xx as follows:
First is in the amount of $x,xxx.xx which was recorded xx
Second is in the amount of $xx,xxx.xx which was recorded xx
Third is in the amount of $x,xxx.xx which was recorded xx
Fourth is in the amount of $xx,xxx.xx which was recorded xx
Fifth is in the amount of $xx,xxx.xx which was recorded xx
Sixth is in the amount of $xx,xxx.xx which was recorded xx
Seventh is in the amount of $xx,xxx.xx which was recorded xx
However, the xx
No prior years delinquent taxes have been found.
According to the payment history as of the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB taken as per the tape data is in the amount of The borrower has been maxxthe payments as per modification agreement dated
Collections Comments:According to the servicing comments, the loan is in foreclosure and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB taken as per the tape data is in the amount of The borrower has been maxxthe payments as per modification agreement dated xx
Reason for default is a reduction in income.
The loan had been modified xx   The unpaid principal balance was    xx  with the interest rate of  xx    which steps up in xx  steps ending at    The borrower  promises to pay the monthly P&I of   xx  beginning from xx   The maturity is xx
According to the servicing comment dated xx   the foreclosure was initiated in xx  and the file was referred to an attorney xx   However, no further information has been found regarding the sale.
No evidences have been found in the latest xx months of servicing comments regarding the bankruptcy.
The servicing comment dated xx  shows that the subject property is owner occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:According to the servicing comment dated xx  the foreclosure was initiated in xx  and the file was referred to an attorney xx   However, no further information has been found regarding the sale.

Bankruptcy Comments:Not Applicable	This modification agreement was made xx between the borrowerxx
The unpaid principal balance was xx with the interest rate of xx which steps up in xx steps ending at The borrower promises to pay the monthly P&I of xx beginning from x The maturity is x	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments x Tape Value: Yes Comment: The current foreclosure doc locator is "Loan_Comments x". Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance  :    Comment: The foreclosure was initiated. The file was referred to an attorney on x  The complaint was filed on     Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: As per note the original balance is    xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The Original Standard LTV(OLTV) is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String reversed as x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: xx   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The UPB per payment history is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final applicationxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "Prepayment Term Test: FAIL, Loan Data: xx Months, Comparison Data: xx Months and Variance : xxMonths.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test: FAIL, Loan Data :     Comparison Data :   xx and Variance :    xx
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data :     Comparison Data :   xx and Variance :    xx
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in North Carolina State. The following state disclosures are missing from the loan file:
  Amortization Schedule Disclosure.
  Credit Property Insurance Disclosure.
  Fee Agreement.
  Priority of Security Instrument Disclosure.
  Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58045194	xx	674	Not Applicable	26.148%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx
There are x state tax liens recorded against the borrower. First, recorded xx
There is a civil judgment recorded on xx/xx/xxxx in the amount oxx
There is a civil judgment recorded on xx/xx/xxxx in the amount oxx.
There is a civil judgment recorded on xx/xx/xxxx in the amount oxx
There is a civil judgment recorded on xx/xx/xxxxin the amount oxx
The annual combined taxes for the year xx is due for x installment in the amount oxx No delinquent taxes have been found for the prior year.
Review of the payment history as oxx shows that the borrower is delinquent for xx months and the next due date for the payment is The last payment was received in the amount of xx which was applied for due date The current UPB is Borrower made last payments as per original note terms.	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for xx months and the next due date for the payment is The last payment was received in the amount of xx which was applied for due date The current UPB is borrower made last payments as per original note terms.
As per the comment dated xx  the borrower  is deceased in September   After borrower  death loan went in default. Foreclosure process was initiated on loan and file was referred to attorney on   complaint was filed on   Service was completed on   FC sale was scheduled for sale date xx  which was postponed to   Later FC was placed on hold due to court delay. Comment dated xx  states that court delay hold is going to be end on   Final judgment has been submitted to the court on
No evidence of post closing bankruptcy has been found.
borrower  intention is to retain the property.
No evidence of damage or repair on subject property has been found.
It seems property is in good condition.
Foreclosure Comments:As per the comment dated xx  the borrower  is deceased in September   After borrower  death loan went in default. Foreclosure process was initiated on loan and file was referred to attorney on   complaint was filed on   Service was completed on   FC sale was scheduled for sale date xx  which was postponed to   Later FC was placed on hold due to court delay. Comment dated xx  states that court delay hold is going to be end on   Final judgment has been submitted to the court on
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments x Tape Value: Yes Comment: NxxA Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance  :    Comment: No judgment entered date has been found.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance  :    Comment: Borrower is deceased.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: No MOD since origination   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The ltv is  xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value:xx   Variance:    Variance  :    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl xx) "The service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60522219	xx	Unavailable	Not Applicable	21.785%	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$1,708.45	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
x) There is a junior mortgage in the favor oxx
x) There is a junior mortgage in the favor xx was filed xx and which was recorded xx However, no further information has been found regarding foreclosure.
x) There is an active civil judgment against the borrower xx
x) There is an active civil judgment against the borrower xx   However, the civil judgment amount is more than the original loan amount.
x) There are five active state tax liens against the borrowe xx
First in the favor of  Div of Taxation which was recorded xx
Second in the favor oxx
Third in the favor o fxx in the amount of $xxxx.xx.
Fourth in the favor of  xx
Fifth in the favor of  xx.
The second installment combined taxes of xxxx are due in the amount xx. The first installment combined taxes of xxxx have been paid in the amount oxx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is The last payment was received xx in the amount of xx for the due date of The UPB is reflected in the amount of xx till the due date of The borrower has been maxxthe payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is in active litigation. The comment dated xx states that the litigation was filed xx and the foreclosure was put on hold. However, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed.
The comment dated xx  states that the contested was filed xx  and the foreclosure was put on hold. However, no details were found regarding the contested. Further information is not available to confirm whether the contested hold was removed.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney xx   The foreclosure complaint was filed on   However, the comment dated xx  states that the foreclosure was put on hold due to active litigation.
The reason for default as per servicing comment is a reduction of income. The review of payment history shows that the borrower  has been delinquent for xx  months and next due date for the payment is xx   The last payment was received xx  in the amount of   xx  for the due date oxx   The UPB is reflected in the amount of    xx  till the due date oxx  The borrower  has been maxxthe payments as per the modification agreement.
The loan modification agreement was made xx  between the borrower xx lenderxx. The borrower  promises to make a monthly payment of   xx  with the interest rate of  xx   beginning from xx  till maturity date oxx   The New Principal Balance stated in the modification is
No information pertaining to bankruptcy has been found.
The comment dated xx  shows that the subject property is owner occupied. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney xx   The foreclosure complaint was filed on   However, the comment dated xx  states that the foreclosure was put on hold due to active litigation.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made xx between the borrower xx The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of x The New Principal Balance stated in the modification is	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments x Tape Value: Yes Comment: Current foreclosure doc locator is Loan_Comments_x Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance  :    Comment: Current foreclosure status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date of last modification is x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment string reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:xx   Tape Value:xx   Variance:    Variance  :    Comment: Property city name is South Brunswick.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment: Purpose of refinance per application is lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per pay history is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan file"
* Application Not Signed by All Borrowers (Lvl xx)     "The final application is missing from the loan file. However, values are considered from the initial application dated x "
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL    xx
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL    xx
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in New Jersey. The following state disclosures are missing from the loan file.
  NJ Application Disclosure
  Delivery Fee Authorization
  NJ Attorney Disclosure
  Unacceptability of Insurance Notice
  Attorney Disclosure II
  Tax Bill Information
  Private Well Testing
  Lock In Agreement
  Commitment Disclosures
  Choice of Insurer Disclosure
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42654387	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$1,415.59	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx. There is a junior mortgage in the favor oxx., in the amount oxx. No active judgments or liens have been found.
The x installment school taxes of xxxx have been paid.
The x installment school taxes of xxxx have been paid. No prior year delinquent taxes have been found.
According to the payment history as of the borrower has been delinquent for xx months and the next due date is The last payment was received xx in the amount of xx which was applied to The P&I is in the amount of xx and PITI is in the amount of The UPB which has been updated as per the tape data in the amount of The borrower has been maxxthe payments as per modification agreement.	Collections Comments:The collection comments review as oxx states that the loan is in the active foreclosure and the next due date is xx According to the comments dated xx the reason for default is unemployment.
As per the payment history review, the borrower  has been delinquent for xx  months and the next due date is xx   The last payment was received xx  in the amount of    xx  which was applied tox  The P&I is in the amount of    xx  and PITI is in the amount of     The UPB which has been updated as per the tape data in the amount of      The borrower  has been maxxthe payments as per modification agreement.
The loan was modified in xx  steps xx  and as per modified terms, the Unpaid principal Balance is    xx  with interest rate  xx   which steps up in xx  steps ending at    The borrower  promises to pay the monthly P&I of    xx  beginning from xx    The maturity is xx
As per the document located at "xx   " the foreclosure was initiated and the file was referred to an attorney   The complaint was filed on   As per comments dated xx   the contested matter has found and according to the comments dated xx   the additional fees of   xx  have been requested for Litigation Settlement Negotiations on this file and the litigation was filed xx ; however, unable to determine the contested and litigated issue and the recent comments are stating that the issue has resolved. As per comments dated xx   the motion for Judgment of foreclosure and sale was sent xx  to xx county. The hearing is scheduled for xx ; however, no further information has been found related to foreclosure.
As per comments dated xx   there was a title issue; however, the comments dated  xx  states that the title issue was resolved.
According to the collection comments, the property has been owner occupied and the property condition is unable to be determined.
The foreclosure proceedings were initiated by referring it to Attorney xx  and the complaint was filed xx  and the service was completed xx
The foreclosure actions were contested xx  due to delay in filing oxx had been filed. The borrower  was represented by the Counsel. The file was being handled by xx.
The latest comment states that the litigationxxcontested matter was resolved as the motion for summary judgment (MSJ) was granted and the foreclosure judgment was entered xx

Foreclosure Comments:The foreclosure proceedings were initiated by referring it to Attorney xx  and the complaint was filed xx  and the service was completed xx
The foreclosure actions were contested xx  due to delay in filing of “xx had been filed. The borrower  was represented by the xx. The file was being handled by xx.
The latest comment states that the litigatixx contested matter was resolved as the motion for summary judgment (MSJ) was granted and the foreclosure judgment was entered xx

Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx, dated on x The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at The borrower promises to pay the monthly P&I of xx beginning from x The maturity is x	Credit Application Credit Report HUD xx Closing Statement Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments_x x Corporate Advance pg xx Tape Value: Yes Comment: Current Foreclosure Doc Locator is Loan_Comment x However, the tape data reflects Yes. Tape Source: Initial Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Mod Step xx Date is x  However, the tape data reflects x    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: Original Balance is  x   However, the tape data reflects        Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: The LTV at   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String Reversed is   However, the tape data reflects xxF    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String Reversed is   However, the tape data    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value xx   Variance:    Variance  :    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance per Payment History is However, the tape data reflect NULL. Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "The final xx is missing from the loan files; however, the values have been updated as per the available copy of HUD is located at "xx" the points and fees are handwritten and these are not in proper format; however some fees are added in the screen."	* Application Missing (Lvl xx) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than   "
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than
TILA Finance Charge Test: Result FAIL Loan Data    xx Comparison Data    xx Variance     xx"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located at NY State. The following state disclosures are missing from the loan files.
..?NY Consumer Credit Disclosure xx Fair Credit Reporting Notice
..?NY Interest Rate Disclosure
..?NY Hazard Insurance  Disclosure
..?Mortgage Bankers and Exempt Organizations Preapplication
..?Part xx Disclosure
..?Alternative Mortgage Transaction Disclosures
..?Co Signer Notice Requirements
..?New York Real Property Escrow Account Disclosure
..?Sub prime Home Loan Counseling Disclosure
..?Commitment Disclosure
..?Lock in Disclosure
																									..?Expiration of Lock in or Commitment Period"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57102920	xx	792	Not Applicable	22.558%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
x) There is Child Support lien against the borrower xx
x) There is an active civil judgment against the borrower xx for the amount of $xxx.
x) There is a judgment against the borrower xx for the amount of $xxx.xx.
x) There are three xx, the first was in the amount of $xxxxx which was recorded on x/x/x. The second was in the amount of $xxx.xx which was recorded on x/x/x. The third was in the amount of $xxx.xx  which was recorded on x/x/x
The first and second installment Borough taxes of xxxx have been paid in the total amount of $xxx.xx. The third and fourth installment Borough taxes of xxxx have been paid in the total amount of $xxx.xx. The xxxx Utilities annual taxes are delinquent in the amount of $xxxx.xx.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is The last payment was unable to determine the amount of xx for the due date of The UPB is reflected in the amount of xx till the due date of The borrower has been maxxthe payments as per the Note terms.
Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated and the file was referred to an attorney xx The foreclosure complaint was filed xx According to the updated title report dated xx the amended complaint was filed xx However, no further information has been found regarding foreclosure.
The comment dated xx  states that the litigation was filed xx   No details were found regarding the litigation. Further information is not available to confirm whether the litigation was removed.
The comment dated xx  states that the contested was filed xx   No details were found regarding the contested. The comment dated xx  states that the foreclosure contested matter was resolved xx
Unable to determine the reason for default as per servicing comments. The review of payment history shows that the borrower  has been delinquent for xx  months and next due date for the payment is xx   The last payment was unable to determine the amount of   xx  for the due date oxx   The UPB is reflected in the amount of    xx  till the due date oxx   The borrower  has been maxxthe payments as per the Note terms.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx   The foreclosure complaint was filed xx    According to the updated title report dated xx   the amended complaint was filed xx   However, no further information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD xx Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments x Tape Value: Yes Comment: Current foreclosure doc locator is Loan_Comments_x Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance  :    Comment: Current foreclosure status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xxF   Variance:    Variance  :    Comment: Payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx  Tape Value: Fxx   Variance:    Variance  :    Comment: Payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx  Variance:    Variance  :    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Current UPB is Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx is available in the loan file at (x HUD(xx). However, points and fees are hand written."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in New York. However, the following state disclosures are missing from the loan file.
  NY Consumer Credit Disclosure xx Fair Credit Reporting Notice
  Mortgage Bankers and Exempt Organizations Preapplication
  Part xx Disclosure
  Alternative Mortgage Transaction Disclosures
  Co Signer Notice Requirements
  Default Warning Notice
  Smoke Alarm Affidavit
  New York Real Property Escrow Account Disclosure
  Subprime Home Loan Counseling Disclosure
  Subprime Home Loan Disclosure
  Commitment Disclosure
  Expiration of Lock in or Commitment Period"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60798982	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	6.000%	$1,103.54	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has been completed. The latest assignment of mortgage is with xx
There is an ECB lien in the favor of the Environmental Control Board in the amount oxx
x installment of borough jurisdiction tax of xxxx has been paid in the amount oxx
x installment of borough jurisdiction tax of xxxx has been paid in the amount oxx
x installment of borough jurisdiction tax of xxxx has been paid in the amount oxx xth installment of borough jurisdiction tax of xxxx has been paid in the amount ofxx
Annual installment of utility jurisdiction tax of xxxx is due in the amount of $xxx.xx on x/x/x.
No prior year delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
The reason for default is unable to be determined from the latest collection comments.
The borrower  has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower ) xx and (QQQQQQQQQQQQQQQQQ)  xx
The borrower  promises to pay the new UPB in the amount of    xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of    xx  beginning from xx   The maturity is xx   There is no provision for the balloon payment. Previously, the loan has been modified xx
As per the collection comments, the bankruptcy has not been filed.
As per the property inspection report dated xx  located at (x Inspections), the subject property has been occupied by the owner and it is in good condition. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed xx   As per the comment dated xx   the contested matter was identified. The borrower  contesting the foreclosure due to additional fees.  As per the comment dated xx   the litigation action was filed xx   As per the comment dated xx   the foreclosure was put on hold due to contested matter. xx.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower ) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from x The maturity is x There is no provision for the balloon payment. Previously, the loan has been modified on x	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD xx Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Borrower xx Last Name Loan Value: xx Tape Value:xx Comment: Borrower last name is xx however, tape shows xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comment_x txt   Tape Value: Yes   Variance:    Variance  :    Comment: Current foreclosure doc locator is Loan_Comment_x txt; however, tape shows yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date of last modification is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: Original balance is    xx; however, tape shows        Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xx; however, tape shows xxF    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is xx; however, tape shows xxFx    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per payment history is xx; however, tape shows null. Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl xx) "Final applicatixx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file.
  NY Consumer Credit Disclosure xx Fair Credit Reporting Notice.
  NY Interest Rate Disclosure.
  NY Hazard Insurance  Disclosure.
  Tax Escrow Account Designation.
  Mortgage Bankers and Exempt Organizations Preapplication.
  Co Signer Notice Requirements.
  Default Warning Notice.
  Commitment Disclosure.
  Lock in Disclosure.
  Expiration of Lock in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "?Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "?Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23996611	xx	Unavailable	Not Applicable	76.478%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$39,412.56	4.250%	$632.22	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx.
There is an active senior mortgage prior to the subject Mortgage, in the favor xx
There is a junior mortgage in the favor oxx
A county annual tax of xxxx has been paid in the amount oxx
No prior year delinquent taxes have been found.
According to the payment history as of the borrower has been delinquent for xx months. The last payment was received xx that was applied for the due date oxx and the next due date for the payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the comments, the loan is in Foreclosure and the borrower has been delinquent for xx months. The last payment was received xx that was applied for the due date oxx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of According to the modification, the loan was modified xx between the borrower xx.(QQQQQQQQQQQQQQQQQ). The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per modification is xx The reason for the default is Medical Bills. The subject property has been occupied by the owner. As per review of servicing comments, the foreclosure was initiated. The file was referred to an attorney xx No further details have been found. No damages or repair have been found.
Foreclosure Comments:As per review of servicing comments, the foreclosure was initiated. The file was referred to an attorney xx   No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified xx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from x The maturity date as per modification is x	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Corporate Advance is However, the tape data reflects ( xx) Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x   Tape Value: No   Variance:    Variance  :    Comment: Current Foreclosure Doc Locator Loan_Commnets _x  However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc Date of LAst Modification is x  However, the tape data reflects x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Dose lenderGxxL Require MI is Not Applicable. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow Balance per Payment History is     however, the tape data reflects (   xx).   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Interest Only Period is Yes. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Original Standard LTV is    However, the tape data reflects      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String is xxm .however, the tape data reflects xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string Reversed is mx  However, the tape data reflects xx    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance per Payment History is However, the tape data reflects NULL. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* DTI > xx (Lvl xx) "As per xx dated x the total monthly income is in the amount of xx and the total monthly expenses is in the amount of xx hence, DTI is exceeding "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Oregon. The following state disclosures are missing from the loan file.
 Oregon Forced Placed Insurance Notice
 Notice where Escrow Account is NOT Required
 Escrow Notice for Loans Sold to Out of  State Purchases within one year
 Anti Coercion Notice
 Insurance Premium Notice
 Insurance Sales Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47644593	xx	502	Not Applicable	12.101%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$4,145.42	3.500%	$169.23	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx
The chain of the assignment has been completed. The latest assignment is from xx
No active judgments or liens have been found open against the borrower.
x installment of Annual county  taxes for the year  xxxx was due xx in the amount of $xxx.xx.
x  installment  of Annual county  taxes for the year xxxx was due xx in the amount of $xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of the borrower is currently delinquent for xx months and the next due date for payment is The last payment received date is xx it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in

Collections Comments:The loan is currently in Foreclosure and the next due date for payment is xx The last payment received date is xx it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in
The loan has been modified twice since origination in xx  and   The effective is from xx   between the borrower  xx  and lender xx.The borrower  promises to make a monthly payment of   xx  with the rate of interest    beginning from xx  till the maturity date is xx    The new principle balance stated in the Modification is in the amount of      The deferred amount given in the modification is in the amount of      Hence, the interest bearing amount is      This modification does not contain any balloon provision.
The reason for default from the servicing comment is unable to be determine.
The foreclosure was initiated. The file referred to an attorney date is xx    The complaint was filed xx   No further details have been found about foreclosure judgment hearing or judgment entered.
According to the servicing comment, the bankruptcy has not been filed.
No damage pertaining to the subject property has been found.
As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated. The file referred to an attorney date is xx    The complaint was filed xx   No further details have been found about foreclosure judgment hearing or judgment entered.

Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on x between the borrower xx.The borrower promises to make a monthly payment of xx with the rate of interest beginning from xx till the maturity date is x The new principle balance stated in the Modification is in the amount of The deferred amount given in the modification is in the amount of Hence, the interest bearing amount is This modification does not contain any balloon provision. The loan has been modified twice since origination in

Field: Current Foreclosure Doc Locator Loan Value: x Foreclosure Court Documents Tape Value: No Comment: As per loan documents the foreclosure locator is given. However, tape reflects No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per Modification the last modification date is x  However, tape reflects x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: As per loan documents the MI is not fiven so it is not applicable. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per Appraisal the LTV is    However, tape reflects      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the Payment history the string is x  However, tape reflects x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per Payment history reversed string is x  However, tape reflects     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per Payment History the UPB is However, tape reflects NULL. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "GSE (Fannie Mae public guidelines) Predatory Lending Guidance: Result:FAIL.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
GSE (Fannie Mae public guidelines) Points and Fees Test: Result:FAIL; Loan Data:    xx; Comparison Data:   xx;Variance:  +
This loan failed the points and fees test. (Fannie Mae Lender Letter Ann.  xx)
The points and fees charged to the borrower exceed the greater oxx  of the mortgage amount or
GSE (Fannie Mae public guidelines) HOEPA Points and Fees Test: Result:FAIL;  Loan Data:   xx; Comparison Data:   xx; Variance: +
This loan failed the GSE HOEPA points and fees test. (Fannie Mae Lender Letter Ann.  xx) (Fannie Mae Lender Letter
 xx)
The points and fees as calculated under the applicable GSE HOEPA guidelines exceed the GSE HOEPA points and fees threshold.
A mortgage loan secured by a borrower's principal residence that has either an annual percentage rate or total points and fees payable by the borrower that exceeds the applicable thresholds under HOEPA is not eligible for purchase by Fannie Mae."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test:Result: FAIL; Loan Data:    xx; Comparison Data:    xx;Variance:
This loan failed the TILA finance charge test.( xx CFR § xx(d)(xx) , transferred from xx CFR § xx(d)(xx) )
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than
TILA APR Test: Result:FAIL; Loan Data:  xx ; Comparison Data:  xx ;  Variance:  xx
This loan failed the TILA APR test. ( xx CFR § xx(a)(xx), (xx) , transferred from xx CFR § xx(a)(xx), (xx) )
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than
xx percentage point above or below the APR as determined in accordance with the actuarial method."
																									* Missing Required Disclosures (Lvl xx) "List of Service Providers Disclosures is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99277555	xx	640	Not Applicable	50.299%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$576.72	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx The chain of assignment has been completed as the current assignment is with xx
There are x HOA liens recorded against the borrower in the total amount of $xxxx.xx. First lien was recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor xx in the favor ofxx. The annual city and county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
Annual estimated tax is $x,xxx.xx with no prior year delinquency.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is The last payment was received xx in the amount of xx which was applied for the due date The current UPB is The borrower has been maxxpayments as per the modification agreement made on	Collections Comments:According to the collection comments, the loan is in active foreclosure. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received xx in the amount of xx which was applied for the due date The current UPB is The borrower has been maxxpayments as per the modification agreement made on
According to collection comments the borrower  is in default from   Foreclosure has been initiated on the loan and FC file was referred to attorney on    Latest comment dated xx  states that the FC sale has been scheduled for sale date   Servicing comment is available till xx  hence we are unable to determine the FC sale status.
No evidence of post closing BK has been found.
Foreclosure Comments:According to collection comments the borrower  is in default from   Foreclosure has been initiated on the loan and FC file was referred to attorney on    Latest comment dated xx  states that the FC sale has been scheduled for sale date   Servicing comment is available till xx  hence we are unable to determine the FC sale status.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. on x The modified UPB is in the amount of xx with an interest rate of xx and P&I of The first payment was started from xx till the maturity date of x There is no provision for the balloon payment and it does not have modification steps.	Initial Escrow Acct Disclosure	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: NxxA Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: PayHistory x   Tape Value: No   Variance:    Variance  :    Comment: NxxA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The loan has been modified on     Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: The origination UPB is        Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The LTV is     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The current UPB is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan is failed for the TILA finance charge test.
This loan is failed for the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan is failed for the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than

This loan is failed for the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than   "
																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25668538	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx.
The chain of assignment is incomplete. The latest assignment is from xx
The civil judgment was found against the borrower xx, in the amount of $x, in the favor oxx.
Combined Annual taxes of xxxx have been paid in the amount of No prior year delinquent taxes have been found.	According to the review of payment history as of the borrower is current with the loan. The next payment due date is on The last payment was received xx in the amount of with the rate of interest xx which was applied for the due date of The UPB is reflected in the amount of The borrower is maxxpayment as per the Note. The loan has not been modified since origination.	Collections Comments:The review of the collection comment shows that the loan is in the performing and the next due date for the payment is
The last payment was received xx  in the amount of     with the rate of interest  xx   which was applied for the due date of   The UPB is reflected in the amount of      The borrower  is maxxpayment as per the Note. The loan has not been modified since origination.
As per the servicing comments on   the reason for default is death of the borrower . But as per the review of collection comments, the borrower  wants to keep the property.  However, as per the available records borrower  is willing to pay the loan.
The borrower  xx
As per the review of the servicing comments, the foreclosure was initiated and the file was referred to an attorney xx
As per the documents located at “xx”in the loan file, the property is occupied by an owner. No damage is found to the property and property is in good condition.
As per the review of the servicing comments   the borrower  stated that the roof needs the repair. We are unable to determine whether the damages have been repaired or not from the available comments.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated and the file was referred to an attorney xx
As per the documents located at “x Foreclosure Notice“ in the loan file, the sale was scheduled xx  with case number
The foreclosure was put on hold due to the servicer offered the reinstatement to the borrower .
As per the review of the servicing comments, again the foreclosure was initiated and the file was referred to an attorney xx

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD xx Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: As per payment history. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Loan_Comments x and x Foreclosure Notice   Tape Value: Yes   Variance:    Variance  :    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: Appraisal is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string as     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string reversed as x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx is missing from the loan file and there is no estimated xx or itemization to update point and fees."
* Lost Note Affidavit xx "Lost Note affidavit was found at location "xx (xx)" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Application Missing (Lvl xx) "The Final Application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the given loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account  disclosure is missing from the given loan file."
* Missing Appraisal (Lvl xx)     "An Appraisal report is missing from the given loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in Texas state . The following required State Disclosure is missing in the loan file.
 TX Loan Agreement Notice
 Commitment RequirementxxAnti Tying
 TILA Disclosures in Spanish
 Home Equity Consumer Disclosure
 Home Equity Loan Interest and Fees Preclosing Disclosure
 Home Equity Loan Copies of Documents
 Home Equity Loan Rescission Notice
 Fair Market Value of Homestead Property Acknowledgment
 Home Equity Loan Notice of Address for Borrower Notification of Violation
 Choice of Insurance Notice
 Collateral Protection Insurance Disclosure
 Non Deposit Investment Product Disclosure Are there any promotional materials?
 Insurance Solicitation ost Commitment Requirement
 Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Notice of servicing Transfer document is missing from the given loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated Business disclosure is missing from the given loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24673046	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$6,432.93	4.000%	$675.01	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Deferred balance is The borrower is maxxthe payments according to the modification terms.	Collections Comments:According to the latest collection comments as oxx the loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since Foreclosure was referred to xx Foreclosure complaint was filed xx and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation. Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Deferred balance is The borrower is maxxthe payments according to the modification terms.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since   Foreclosure was referred to xx   Foreclosure complaint was filed xx  and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of x
The borrower  had given promise to pay the UPB of    xx with interest rate of  xx  with P&I of   xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of x
The borrower  had also given the promise to pay the deferred balance in the amount of    xx on the maturity date x  The UPB that has been amortized is    xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments x Tape Value: Yes Comment: Current foreclosure doc locator is different from the tape data. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Tenant   Variance:    Variance  :    Comment: Current occupancy is Owner , however tape data shows it is tenant.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Deferred balance amount is     however tape data shows it is       Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date last modification is x  however tape data shows it is     Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: Interest only period is no , however tape data shows it is yes.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: Interest only term months count not applicable, however tape data shows it is     Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance  :    Comment: Loan documentation type is no documentation however tape data is no veri. stated income.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original standard LTV is    however tape data shows it is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is x  However tape data show it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is x  However tape data show it is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per payment history is However tape data show it is Null Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA APR Test is fail. Loan data is  xx  and comparison data is    Hence the variance is    "
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13054074	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	$29,051.74	6.110%	$282.84	xx/xx/xxxx	Financial Hardship
Review of updated title report dated xx
The chain of the assignment has not been completed. The mortgage is with xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x.There is mortgage in the amount of $x which was recorded xx
x.There are three IRS liens in the total amount of $x which were recorded on different dates and filed by Department of the xx
x.There are three real estate tax liens in the amount of $x which were recorded on different dates and filed by xx
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current interest rate as per payment history is Borrower is currently maxxthe payment according to the limited mod terms.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of
The borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney xx
Comment dated xx  shows that the foreclosure sale was scheduled xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
borrower  wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.
The subject mortgage is at lower lien position as updated title report dated xx  shows that there are three real estate tax liens in the total amount of   xx  which were recorded on different dates and filed by xx county   The subject property is located at xx

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney xx
Comment dated xx  shows that the foreclosure sale was scheduled xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Limited terms modification agreement was made between the borrower and lender on x The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from x The new principal balance is The limited period end date is x	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Missing Dicsloures
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Loan_Comments x Tape Value: No Comment: FCL is found in loan comments. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Deferred balance is   xx according to review.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance  :    Comment: According to review amort type is fixed.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Verification of Stated Income or Assets   Tape Value: No Verification of Stated Income   Variance:    Variance  :    Comment: No documentation is found for application.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value:  xx    Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: OLTV is  xx  according to review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xxMMxxM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xx in reversed form.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: According to review UPB Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test:  Charged  xx  Allowed  xx  Over By    "
* ComplianceEase TILA Test Failed (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test:  Charged  xx  Allowed  xx  Over By
This loan failed the TILA APR test. (xx ) , transferred from   ) The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method"
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is  xx  which is greater than  xx  hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file.
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25813454	xx	Unavailable	Not Applicable	38.901%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$55,760.49	4.000%	$624.82	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx. The chain of assignment is complete as the subject mortgage is with the current assignee,xx
xx
xx” which was recorded on xx/xx/xxxx.
There is an active xx favor xx
x installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
x installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comment states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrower  and lenderxx   The new modified rate is  xx   and borrower  promises to pay P&I in the amount of   xx  which began xx   The new principal balance is     lenderhas agreed to defer the amount of    xx  from the unpaid principal balance. The interest bearing amount is    xx  and the maturity date is xx   Reason for Modification is Financial Hardship.
borrower  has filed bankruptcy under xx  case   xx  on   POC was filed xx  which shows that the amount of secured claim is    xx  and the amount of arrearage is      Debtor file xx  plan xx  which shows that the debtor shall pay   xx  per month for total xx  months. Debtor shall pay the subject arrearage which is in the total amount of    xx  through plan. Order of confirming plan was filed xx  which states that the debtor plan which was filed xx  is hereby confirmed. Currently debtor is in active bankruptcy.
Review of the collection comment states that the foreclosure was initiated and referred to attorney on   Lis Pendens (NOD) was filed xx   As per comment dated xx  foreclosure file was placed on hold for loss mitigation. Comment dated xx  states that the hold for loss mitigation was removed. Notice of sale which is located at     xx ” was sent to borrower  which states that sale was scheduled for xx   Foreclosure file was again placed on hold as borrower  filed bankruptcy under xx  case   xx  on   Currently borrower  is in active bankruptcy. Then sale date was postpone twice. As per comment dated xx  sale date was postpone from xx  which is future sale date. No further information is available regarding this sale in the collection comment.
As per latest comment dated xx   subject property is occupied by the owner and in average condition; however, no need to repair.
Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney on   Lis Pendens (NOD) was filed xx   As per comment dated xx  foreclosure file was placed on hold for loss mitigation. Comment dated xx  states that the hold for loss mitigation was removed. Notice of sale which is located at    xx ” was sent to borrower  which states that sale was scheduled for xx   Foreclosure file was again placed on hold as borrower  filed bankruptcy under xx  case   xx  on   Currently borrower  is in active bankruptcy. Then sale date was postpone twice. As per comment dated xx  sale date was postpone from xx  which is future sale date. No further information is available regarding this sale in the collection comment.
Bankruptcy Comments:borrower has filed bankruptcy under xx case xx on POC was filed xx which shows that the amount of secured claim is xx and the amount of arrearage is Debtor file xx plan xx which shows that the debtor shall pay xx per month for total xx months. Debtor shall pay the subject arrearage which is in the total amount of xx through plan. Order of confirming plan was filed xx which states that the debtor plan which was filed xx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on x The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on x The new principal balance is Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Comment histories xx NPL Sale March xx Tape Value: Yes Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: verified from the modification   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Mi not required   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: verified from the appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance  :    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxxBxx   Variance:    Variance  :    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: verified from the payment history Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "The loan file is missing a credit report"
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the state disclosure which are missing from the loan file;
  Impound Account Disclosure
  Private Mortgage Insurance Disclosure
  Insurer RecommendationDisclosure
  Privacy Notice
  Anti Tying Disclosure
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application
  Fair Debt Collection Notice"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88641592	xx	Unavailable	Not Applicable	18.989%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$125,750.76	2.000%	$959.44	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx
There is civil judgment against the borrower found open in the amount of $x favor oxx
According to updated title report , x installment of combined taxes for the year of xxxx-xxxx was paid in the amount of $xxxx.xx and x installment is due onxx/xx/xxxx in the amount of $xxxx.xx	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received xx in the amount xx which was applied to The next due date is The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of	Collections Comments:The loan is currently in bankruptcy. borrower has filed bankruptcy under Chapter case xx and plan was confirmed xx According to xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed xx in the amount of xx and amount of arrearage is
As per the review of payment history, the borrower  is delinquent more than xx  days. The last payment was received xx  in the amount    xx  which was applied to xx   The next due date is xx   The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of
According to servicing comment, foreclosure is not initiated on the loan.
Reason for default unable to confirmed from the servicing comment.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:borrower has filed bankruptcy under Chapter case xx and plan was confirmed xx According to xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed xx in the amount of xx and amount of arrearage is	This loan modification was done xx between the xx (borrower ) xx The amortization type is step and new unpaid Principal balance is xx and lender agree to forgiven the principal in the amount of As per modification agreement interest bearing amount is xx and modification original rate is xx and Monthly P&I is The modification payment start date is xx and new maturity date is x

Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Document Date of the Last Modification is x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: The loan LTV at origination was  xx  and the lenderdid not require MI.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step.  The Original Note Amortization type was ARM.    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original OLTV ratio is calculated as      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is available in the loan file. However, it is not signed by borrower."	* Application Missing (Lvl xx) "Final application is available in the loan file. However, it is not signed by borrower."
* Application Not Signed by All Borrowers (Lvl xx)     "Final application is available in the loan file. However, it is not signed by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Subject property is located at CA State.
Following state disclosures are missing from the loan file.
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Insurer Recommendation Disclosure
 Anti Tying Disclosure
 Privacy Notice
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be confirmed from the available"
* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx)     "According to note loan was originated on   However, ROR transaction date show as xx which is different from origination date."
																									* Settlement date is different from note date (Lvl xx) "According to note loan was originated on However, final HUD xx settlement date show as xx which is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40440549	xx	665	Not Applicable	47.861%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,503.66	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx.
 The chain of assignment has been completed. The current assignment is with xx
 There is an active judgment against the borrower in the favor oxx
 No prior year delinquent taxes have been found. The x installment of combined taxes for the year oxx in the amount oxx The x installment of combined taxes for the year xx
According to the payment history as of the borrower is currently delinquent for xx months. The last payment was received xx which was applied for due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the modification agreement.	Collections Comments:The loan is currently in foreclosure. The sale scheduled for xx has been postponed due to active bankruptcy. As per the payment history as oxx the borrower is currently delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of The UPB reflected as per the payment history is in the amount of
The reason for default is the curtailment of an income. The subject property has been occupied by the owner. The borrower 's intention is to keep the property.
According to servicing comment dated   the borrower  was approved for the loan modification. However, it was later denied because the borrower  did not return the signed MOD agreement within the timeframe.
The loan was previously modified xx  between the borrower   xx
The foreclosure was initiated by filing the complaint on   The servicing comment dated xx  states that the sale was scheduled for   This sale date has been postponed for xx  days due to active bankruptcy.
According to the xx had filed for bankruptcy under xx  with the case   xx  on   There is no comment indicating a cram down. The case was converted to xx   The bankruptcy was dismissed xx
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx  and the complaint was filed xx   The foreclosure sale was scheduled for   However, the foreclosure was put on hold as the third party xx   Hence, the sale scheduled for xx  was postponed. The servicing comment dated xx  states that the sale was scheduled for   This sale date has been postponed for xx  days due to active bankruptcy. However, the recent  xx states that bankruptcy case   xx  filed by   xx  has been dismissed on   Therefore, further action is unable to be confirmed.
Bankruptcy Comments:According to the had filed for bankruptcy under xx with the case xx on The case was converted to xx The bankruptcy was dismissed xx	The loan was modified xx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of xx and the borrower promises to pay P&I in the amount of xx beginning from x The maturity date as per modification is x This loan has been modified twice since origination. The prior modification agreement is located at “xx” which was made on x	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Ln xx & Comment histories xx Tape Value: Yes Comment: Current Foreclosure Doc Locator is xx & Comment histories xx". Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Confirmed   Variance:    Variance  :    Comment: According to the collections comments, the Current Foreclosure Status is Awaiting Sale.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The loan was modified.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: The loan LTV at origination was  xx  and the lenderdid not require MI.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow Balance per Payment History is        Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: The Note reflects the Original Balance (or Line Amount) as        Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Original OLTV ratio is calculated as      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance  :    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as: xx .    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure for Condominiums
 Hazard Insurance Disclosure
 Insurer Recommendation Disclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "The settlement date as per HUD is xx which is different than note date x The property was located in CA state."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3369882	xx	Unavailable	Not Applicable	48.837%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$91,045.85	2.000%	$1,710.83	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx

The chain of assignment has not been completed. The current assignment is with xx

There is a water/sewer lien in the favor oxx
There is an HOA lien in the favor oxx The said lien had started the foreclosure and filed the Notice of Default xx
There are two HOA liens in the favor of  xx, the amount is unavailable which was recorded xx
x installment of county jurisdiction tax of xxxx-xxxx has been paid in the amount oxx
x installment of county jurisdiction tax of xxxx-xxxx is due in the amount oxx
No prior year delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of
As per the comment dated   the reason for default is loss of income.
The borrower  has been maxxthe payments as per the modification. This Step modification agreement was signed between the borrower  xx lender xx
The Unpaid principal Balance is    xx  with interest rate  xx   which steps up in xx  steps ending at    The borrower  promises to pay the monthly  P&I of    xx  beginning from xx   The maturity is xx   The interest bearing amount is    xx  and the deferred balance is in the amount of      There is no provision for the balloon payment.
The borrower  xx had filed bankruptcy under xx  with the case    xx   The plan was confirmed xx   The case was converted to xx   The POC was filed xx   with the claim amount of    xx  and the arrearage amount is      As per the amended xx  plan filed xx   the debtor was supposed to pay the trustee the sum of   xx st month,   xx nd month,    xx rd month,   xx th month,    xx th month, no payments from xx th to xx th months; then   xx  from xx  to   The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is    xx  and the value of the collateral is      Therefore, the unsecured portion is      There is no comment indicating a cram down. The case was discharged xx  and was terminated xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the comments, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx The plan was confirmed xx The case was converted to xx The POC was filed xx with the claim amount of xx and the arrearage amount is As per the amended xx plan filed xx the debtor was supposed to pay the trustee the sum of xx st month, xx nd month, xx rd month, xx th month, xx th month, no payments from xx th to xx th months; then xx from xx to The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is Therefore, the unsecured portion is There is no comment indicating a cram down. The case was discharged xx and was terminated xx	This Step modification agreement was signed between the borrower xx
The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at The borrower promises to pay the monthly P&I of xx beginning from x The maturity is x The interest bearing amount is xx and the deferred balance is in the amount of There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment:xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: The loan LTV at origination was  xx  and the lenderdid not require MI.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :    Comment: Escrow Balance per Payment History is        Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step.  The Original Note Amortization type was ARM.    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Original OLTV ratio is calculated as      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment: The Application reflects the Purpose of Refinance as Debt Consolidation.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance  :    Comment: The Purpose of Transaction according to the HUD is Refinance.    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
  Impound Account Disclosure.
  Cosigner Notice.
  Private Mortgage Insurance Disclosure.
  Hazard Insurance Disclosure.
  Insurer RecommendationDisclosure.
  Anti Tying Disclosure
  Privacy Notice.
  Notice of Right to Copy of Appraisal.
  Application for Credit Married Persons.
  Fair Debt Collection Notice.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "The Operative Index Value is unable to be determined."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx)     "The ROR transaction date is xx which is not consistent with settlement date xx and note date x "
																									* Settlement date is different from note date (Lvl xx) "The settlement date as per HUD xx is x which is not aligned with the note date x "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55256262	xx	627	Not Applicable	31.558%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,961.49	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There is a active HOA lien against the subject property in favor of the xx
There are three xx and three state tax liens, which are not against the borrower. xx
First installment combined taxes of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
Second installment combined taxes of xxxx-xxxx have been due onxx/xx/xxxx in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to payment history, the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB reflected per the payment is The borrower has been maxxthe payments as per the modification agreement dated	Collections Comments:
According to the servicing comments,  the loan is in foreclosure and the next due date for the payment is xx   The last payment was received xx  in the amount of      which was applied for xx   The current UPB reflected per the payment is      The borrower  has been maxxthe payments as per the modification agreement dated xx
Reason for default is unable to be determined.
The loan had been modified xx   The unpaid principal balance was    xx  with interest rate  xx   which steps up in xx  steps ending at    The borrower  promises to pay the monthly P&I of    xx  beginning from xx   The maturity is xx
According to the foreclosure invoice, the foreclosure was initiated in xx  and the file was referred to an attorney xx   The complaint was filed xx   However, no further information has been found regarding the sale.
No evidences have been found in the latest xx  months of servicing comments regarding the bankruptcy.
The servicing comment dated xx  shows that the subject property is owner occupied.
No BPO and inspection reports have been provided.

Update: As per collection comment dated   the TPP (temporary payment plan) was approved in the loan from xx  in the monthly amount of    xx  months. No further details have been found.
As per the servicing comment dated   the foreclosure sale is set for   As per the servicing comment dated   foreclosure case is cancelled due to modification. Further details were not provided.

Foreclosure Comments:According to the foreclosure invoice, the foreclosure was initiated in xx  and the file was referred to an attorney xx   The complaint was filed xx   However, no further information has been found regarding the sale.
Bankruptcy Comments:Not Applicable	This step modification agreement was done xx between the borrower xx .
The unpaid principal balance was xx with interest rate xx which steps up in xx steps ending at The borrower promises to pay the monthly P&I of xx beginning from x The maturity is x	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx Tape Value: No Comment: No descripencies. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Document Date of the Last Modification is x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No descripencies.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :    Comment: Escrow balance per payment history is        Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The Original Note reflects an Interest only Period of xx months.    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The Original Note reflects the original Standard LTV(CLTV) is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Cash out purchase (Lvl xx) "As per Final application, the purpose of transaction is purchase; however, as per the final HUD the cash out is in the amount of "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in the xx State. The below disclosures are missing from the loan file:
  Impound Account Disclosure.
  Cosigner Notice.
  Private Mortgage Insurance Disclosure.
  Earthquake Disclosure for Condominiums.
  Hazard Insurance Disclosure.
  Insurer Recommendation Disclosure.
  CA Fair Lending Notice.
  Anti Tying Disclosure.
  Privacy Notice.
  Notice of Right to Copy of Appraisal.
  Application for Credit Married Persons.
  Fair Debt Collection Notice.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the Final HUD the settlement date is xx; however, as per the Note, the loan origination date is x "		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17066532	xx	639	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,748.61	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
xx
x. There are three water liens in the total amount of $xxxx.xx which was filed by xx
x. There are three judgments in the amount of $xxxxx.xx which was filed by the people of the state xx
Combined taxes have been paid in the total amount of $x,xxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the mod terms.
The borrower is currently xx months behind his scheduled payments.
Collections Comments:xx had filed bankruptcy under xx and the debtor was discharged on
Voluntary petition was filed xx  does not show any unsecured portion.
Motion for relief from automatic stay was filed on
As per the collection comment, foreclosure process was initiated in the loan the case
As per the foreclosure document, it was referred to the attorney on
Comment shows that the complaint was filed xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan the case
As per the foreclosure document, it was referred to the attorney on
Comment shows that the complaint was filed xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx had filed bankruptcy under xx  and the debtor was discharged on
Voluntary petition was filed xx  does not show any unsecured portion.
Motion for relief from automatic stay was filed on	Loan modification agreement was made between the borrower and xx and borrower promises to pay P&I in the amount of xx beginning from x The new principal balance is The maturity date is x	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Mortgage Insurance Origination Appraisal	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: Pacer indicates that the borrower filed bankruptcy in xx Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx   MG   Foreclosure   NOTICE OF SALE     xx   Tape Value: Yes   Variance:    Variance  :    Comment: Documentation in the file indicates that foreclosure has been initiated   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Foreclosure Not Begun   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Most recent modification agreement in the file is dated xx   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Audit value is based on the initial approved market value   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history in the file indicates that the loan has been   days delinquent for the past xx months   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history in the file indicates that the loan has been   days delinquent for the past xx months   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Audit value has the current updated principal balance Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrower."	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test:  Charged  xx  Allowed  xx  Over By   "
* ComplianceEase TILA Test Failed (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test:  Charged  xx  Allowed  xx  Over By
This loan failed the TILA APR test. ( xx CFR § xx(a)(xx), (xx) , transferred from xx CFR § xx(a)(xx), (xx) ) The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method"
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is  xx  which is greater than  xx  hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit Married Persons
Fair Debt Collection Notice
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the final HUD settlement date is xx and the note date is x "		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87566406	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,399.92	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
The chain of the assignment has been completed. The latest assignment is with xx
No active liens and judgments have been found.
x installment oxx of xxxx-xxxx is due in the amount of $xxx.xx onxx/xx/xxxx which is good through till xx
x installment oxx tax of xxxx-xxxx has been paid in the amount oxx
No prior year delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of
The reason for default is an illness of a family member.
The borrower  has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower )  xx
The borrower  promises to pay the new UPB in the amount of    xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of    xx  beginning from xx   The maturity is xx   The interest bearing amount is      There is no provision for the balloon payment.
The borrower  xx had filed bankruptcy under xx  with the case   xx    The plan was confirmed xx   As per the xx  plan, the debtor shall pay to the trustee the sum of   xx  per month for xx  months. The POC was filed xx  in the amount of    xx  and the amount of arrearage is      The date of the last filing is xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated xx  shows that the subject property is vacant. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx The plan was confirmed xx As per the xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The POC was filed xx in the amount of xx and the amount of arrearage is The date of the last filing is xx	This loan modification agreement was made between (borrower )xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from x The maturity is x The interest bearing amount is There is no provision for the balloon payment.	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No Comment: NxxA Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance  :    Comment: The servicing comment dated xx shows that the subject property is vacant.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment: According to the Payment History the Deferred Principle Amount is       Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The Modification the did change the Note terms.    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per note, there is interest only period.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance  :    Comment: As application is missing, the loan documentation type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: The appraisal is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxBxx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, the UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan applicatixx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data :    xx  Comparison Data :    xx  Variance :    xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data :    xx  Comparison Data :    xx  Variance :    xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Missing Appraisal (Lvl xx)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
  Impound Account Disclosure
  Cosigner Notice
  Private Mortgage Insurance Disclosure
  Earthquake Disclosure forCondominiums
  Hazard Insurance Disclosure
  Insurer RecommendationDisclosure
  CA Fair Lending Notice
  Anti Tying Disclosure
  Privacy Notice
  Notice of Right to Copy of Appraisal
  Application for Credit Married Persons
  Fair Debt Collection Notice
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl xx)     "TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing Transfer Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl xx)     "Right of Rescission is missing from the loan file."
* Settlement date is different from note date (Lvl xx)     "As per HUD, the settlement dated is xx which is not aligned with the note date x "
																									* TIL not hand dated (Lvl xx) "TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20384659	xx	Unavailable	Not Applicable	47.405%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$1,782.96	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
xx
There are x HOA liens in the favor of The xx which was recorded xx
No active judgments and liens have been found.
x installment combined taxes have paid in the amount $xxxxx.xx.
No prior year delinquent taxes have been found.
As per the review of payment history, the borrower has been delinquent for xx months and next due date for payment is The last payment was received xx in the amount of xx which was applied for The UPB is reflected in the latest payment history in the amount of The current P&I is xx and PITI is The borrower has been maxxhis payment as per the modification term.	Collections Comments:The loan is currently in active foreclosure and the next payment is due for xx The last payment was received xx in the amount of xx which was applied for xx No records for bankruptcy have been found. As per the servicing comments, the foreclosure was initiated and referred to an attorney xx No further details have been found. The sale was scheduled on However, the foreclosure was placed on hold due to Loss Mitigation. The foreclosure was re referred to the attorney xx The further proceedings have been awaiting. The reason for default is unable to be determined.
The loan was modified once since origination and the borrower  has been maxxhis payments as per the xx  mod terms. As per the servicing comments, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to an attorney xx   No further details have been found. The sale was scheduled on   However, the foreclosure was placed on hold due to Loss Mitigation. The foreclosure was re referred to the attorney xx   The further proceedings have been awaiting.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. This loan modification agreement was made between (borrower )xx
The UPB is      The borrower  promises to pay P&I in the amount of    xx with the interest rate of  xx  , beginning from x  The maturity is x
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Comment histories xx Tape Value: Yes Comment: As per the servicing comments, the foreclosure was initiated and referred to attorney on xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance  :    Comment: As per the servicing comments, the foreclosure was initiated and referred to attorney on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification agreement, the Doc. date of last modification is x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per appraisal report, the original standard LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, the unpaid current principal balance is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.

 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure forCondominiums
 Hazard Insurance Disclosure
 Insurer RecommendationDisclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application
 Commitment RequirementxxAnti Tying
 TILA Disclosures in Spanish
 Home Equity Consumer Disclosure
 Home Equity Loan Interest and Fees Preclosing Disclosure
 Home Equity Loan Copies of Documents
 Home Equity Loan Rescission Notice
 Fair Market Value of Homestead Property Acknowledgment
 Home Equity Loan Notice of Address for Borrower Notification of Violation
 Choice of Insurance Notice
 Collateral Protection Insurance Disclosure
 Non Deposit Investment Product Disclosure Are there any promotional materials?
 Insurance Solicitation ost Commitment Requirement
 Construction Loan Disclosure"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl xx)     "The note date is xx and as per the HUD   the settlement date is x "
																									* TIL not hand dated (Lvl xx) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34986626	xx	Unavailable	Not Applicable	32.604%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx. The chain of assignment is incomplete. Currently, the subject mortgage is with xx judgments and liens. xxxx-xxxx x half county taxes paid amount xx. No delinquent taxes have been found for the prior years.	Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:The loan is currently in foreclosure and is next due for xx The last payment was received xx The UPB reflected in the payment history is in the amount of The reason for default is an Unemployment. The loan has not been modified since origination. The foreclosure was initiated. The file was referred to an attorney on No further details have been found. No further details have been found. As per PACER report, the borrower had filed bankruptcy under xx with the Case xx POC was filed by the subject creditor xx which shows the amount of secured claim is xx and amount of arrearage is Under xx plan, the debtor shall pay to the trustee in the amount of xx months. The case was discharged xx and terminated on As per the property inspection Report dated xx the subject property was occupied unknown and the subject property is in good condition. There are no comments related to damage to the subject property.
The foreclosure was initiated. The file was referred to an attorney on   No further details have been found. No further details have been found.
As per PACER report, the borrower  had filed bankruptcy under xx  with the Case    xx   POC was filed by the subject creditor xx  which shows the amount of secured claim is    xx  and amount of arrearage is      Under xx  plan, the debtor shall pay to the trustee in the amount of   xx  months. The case was discharged xx  and terminated on

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on   No further details have been found.
Bankruptcy Comments:As per PACER report, the borrower had filed bankruptcy under xx with the Case xx POC was filed by the subject creditor xx which shows the amount of secured claim is xx and amount of arrearage is Under xx plan, the debtor shall pay to the trustee in the amount of xx months. The case was discharged xx and terminated on	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: Bankruptcy found in loan file. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Comment histories xx   Tape Value: Yes   Variance:    Variance  :    Comment: Currrent loan is foreclosure process.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Foreclosure Not Begun   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: Modification not available in loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Original Standard LTV is  xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: Purpose of transaction per HUD xx is Cash Out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history unpaid current principal balance is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl xx) "Final TIL date as per TIL document is which is after the actual transaction date of "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in state of xx. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
Anti Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit Married Persons
Fair Debt Collection Notice
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from loan file."
																									* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx) "According to the ROR document the transaction date is which is not consistent with note and xxor Hud xx date of "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37648045	xx	Unavailable	Not Applicable	34.976%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are six active state tax liens against the borrower which is in the total amount oxx

Annual county taxes for the year of xxxx have been paid in the amount of $x.xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in active collections. Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of The borrower had filed the BK under the xx th case xx and the plan was confirmed on Under amended xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed xx The POC amount is xx and total arrearage amount is The debtor was discharged xx and case was terminated on
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the xx th case xx and the plan was confirmed on Under amended xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed xx The POC amount is xx and total arrearage amount is The debtor was discharged xx and case was terminated on	Not Applicable	Credit Report HUD xx Closing Statement	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: BK post origination Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: N   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: max rate @ first change is  xx    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: min rate at first adjustment is  xx    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: No mod has been completed   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: autopopulated   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: used  xx ratings scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: used  xx ratings scale   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per pay history Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx is missing from the loan file, also itemization or estimated xx is not available in file however we have estimated borrowers closing statement located at "xx MG HUD xx"where points and fees were disclosed and the same has been considered to test Compliance. The fees on estimated borrowers closing statement are matching with the fees on High cost worksheet in loan file and estimated GFE as well."	* Missing credit report (Lvl xx) "* Any credit documents missing from file such as: Appraisal, Application TIL, ROR, MI Cert, Riders,"
																									* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx) "ROR transaction date is x however note date is x "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35529340	xx	Unavailable	Not Applicable	43.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx

The chain of the assignment has not been found.

There are x special tax lien active in the favor xx

x installment of the year xxxx-xx taxes have been paid on xx/xx/xxxx in the amount of $ xx
x installment of the year xxxx-xx taxes have been paid on xx/xx/xxxx in the amount of $xx

x installment of the year xxxx-xx taxes have been paid on xx/xx/xxxx in the amount of $ xx

x installment of the year xxxx-xx taxes have been paid on xx/xx/xxxx in the amount of $xx

x installment of the year xxxx-xx taxes have been paid on xx/xx/xxxx in the amount of $xx

x installment of the year xxxx-xx taxes has been due on xx/xx/xxxx in the amount of $ xx

No prior years delinquent taxes have been found.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment was received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xx months. The last payment was received on the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
The reason for default is decreased income. The subject property is occupied by the owner. The loan has not been modified since origination. The borrower  is maxxpayments as per note. No comments have been found for damages. The not filed bankruptcy yet and foreclosure also not initiated.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: N Comment: Current Foreclosure Doc Locator is Not aApplicble. however, the tape data reflects N. Tape Source: Initial Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Does lenderGxx L Require MI is Not Applicable. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Interest Only Period is Yes. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Is REO Active is Not Applicable. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The min rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: Modification has not been done.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The original standard LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx  Variance:    Variance  :    Comment: As per note, the property Address is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data, the UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl xx) "The final TIL date is xx and the note date is x Which is after the note date."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure for Condominiums
 Hazard Insurance Disclosure
 Insurer Recommendation Disclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl xx)     "Final TIL is not signed by the borrower."
* Operative index value is unable to confirm (Lvl xx)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl xx)     "Right of Rescission is missing from the loan file."
* Settlement date is different from note date (Lvl xx)     "As per note origination date is xx and the HUD xx settlement date is x  Hence settlement date is different fromm note date."
																									* TIL not hand dated (Lvl xx) "TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77203702	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx.
The chain of assignment has been completed. Currently, the assignment is from xx
There are four junior state tax liens against the borrower xx
There is one junior xx lien against the borrower  xx
America, Department of the xx
There are x junior judgments of liens against the borrower xx which was recorded on different dates and with the different xx
There is one junior credit card judgment against the borrower xx
First and second installment of town taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as of the borrower is delinquent from xx months and next due date is The last payment was received in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the note rate.	Collections Comments:As per the servicing comment as oxx the loan is active in the litigation and next due date is xx The last payment was received in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the note rate.
The reason for default is reduction of income.
The loan was modified on   The modification was denied due to the borrower  is not provided the required documents.
The borrower xx had filed bankruptcy xx  with the case   xx   The debtor was discharged xx  and terminated xx   No, any further details have been found in the PACER.
As per the updated title report dated xx   the foreclosure was initiated in xx  and complaint was filed xx
The foreclosure was re  initiated in xx  and file was referred to an attorney on   The complaint was filed xx   The mediation was scheduled xx   However, the foreclosure was put on hold due to the loss mitigation. As per the comment dated xx   the litigation matter was found. The comment dated xx  stated that the litigation was hold due to the defendants has filed on objection to our motion for summary judgment and copy of loan modification. As per the comment dated xx   the contested matter was found. The comment dated xx  stated that the contested filed for additional fees and additional fees are being requesting for preparation of a motion for summary judgment. Based on the collection comments as of   we are unable to confirm whether the litigation and contested matter has been resolved.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:As per the updated title report dated xx   the foreclosure was initiated in xx  and complaint was filed xx
The foreclosure was re  initiated in xx  and file was referred to an attorney on   The complaint was filed xx   The mediation was scheduled xx   However, the foreclosure was put on hold due to the loss mitigation. As per the comment dated xx   the litigation matter was found. The comment dated xx  stated that the litigation was hold due to the defendants has filed on objection to our motion for summary judgment and copy of loan modification. As per the comment dated xx   the contested matter was found. The comment dated xx  stated that the contested filed for additional fees and additional fees are being requesting for preparation of a motion for summary judgment.
Based on the collection comments as of   we are unable to confirm whether the litigation and contested matter has been resolved.

Bankruptcy Comments:The borrower xx had filed bankruptcy xx with the case xx The debtor was discharged xx and terminated xx No, any further details have been found.	Not Applicable	Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: Bankruptcy (post loan origination) is yes but tape data shows no. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Comment histories xx   Tape Value: Yes   Variance:    Variance  :    Comment: Current foreclosure doc locator is comment histories xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance  :    Comment: Current foreclosure status is complaint filed but tape data shows judgment entered.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: xx   Tape Value: Owner (or Former): Primary Home   Variance:    Variance  :    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Does lenderGxxL require MI? is Not Applicable but tape data shows No.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: Mod maturity date is not applicable but tape data shows x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original standard LTV (OLTV) is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xx but tape data shows xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Referral date is xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid current principal balance (UPB) per payment history is xx but tape data shows Null. Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "Lost Note Affidavit available in the file datedxx with the locator (xx MG ContractNoteAgreement LOST NOTE AFFIDAVIT ORIGINAL xx) and its stating that original Note was misplaced, lost or destroyed; however, there is duplicate copy of Note is found in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl xx) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xx shall be deemed on and
after July xxst,   to be a mortgage lender license.
As of July   xx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xxst,  "
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than
This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xx shall be deemed on and
after July xxst,   to be a mortgage lender license.
As of July   xx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xxst,  "
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test. Loan Data :      Comparison Data :      Variance :    "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
 Appraisal Disclosure
 xxnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
 Interest Rate Disclosure
 Lock In Agreement Disclosure
 Payoff Statement Disclosure
 Legal RepresentationDisclosure
 Non Prime HUD ContactDisclosure
 Non Prime Notice of LoanTerms Disclosure
																									Interim Financing Disclosure"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63076456	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against the borrower which is in the amount oxx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in active collections. Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed. Reason for default is decreased income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement is missing from the loan file. This is ARM rate conventional mortgage with P&I of xx along with initial interest rate of xx and the margin is The current P&I as per the latest payment history as xx is xx and rate of interest is However, there is a reduction in rate of interest and P&I with respect to Note data which seems that there may be a possibility of modification. The tape data does not indicate modification. According to the latest collection comment dated the executed loan modification mailed to the borrower . No further information has been found regarding the loan modification. There is prior modification available in the loan file xx which was made on x According to the modification term, borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of x	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD xx Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Tape data shows Corporate Advance Recoverable per payment History as ( xx) however as per loan file it is Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Tape data shows Current Foreclosure Doc Locator as No however as per loan file it is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Tape data shows REO Active as No however as per loan file it is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance  :    Comment: Tape data shows Loan Amortization type as Fixed however as per loan file it is ARM.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: Tape data shows Original Standard LTV as  xx  however as per loan file it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Tape data shows Payment History String as xx however as per loan file it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Tape data shows Payment History String Reversed as xx however as per loan file it is mmmmm    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance  :    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment: Tape data Purpose of refinance per application as Cash out Other however as per loan file it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Tape data shows UPB per payment History as NULL however as per loan file it is Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx is missing from the loan file. And estimated itemization FE are also not available in the loan file."	* Application Missing (Lvl xx) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from loan file."
* Missing Appraisal (Lvl xx)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of Servicing Transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required Affiliated Business Disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "Required ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39521819	xx	520	535	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$779.51	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx active judgment or liens are found pending.
According to updated title report x & x installment of combined taxes for the year of xxxx have been paid in the total amount oxx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. According to available modification agreement located at "xx MG Foreclosure g xx", loan has been modified xx with new interest rate xx and new monthly P&I First payment was begin on However, borrower is not maxxany payment. As per payment history, the current UPB is being reflected in the amount of	Collections Comments: The loan is currently in active foreclosure. According to available foreclosure services document located at “xx” the foreclosure proceedings were initiated on the loan by referring it to Attorney xx However, latest servicing comment dated xx show foreclosure process was put on hold due to loan modification. The loan has been successfully modified xx and latest servicing comment dated xx show foreclosure case was dismissed due to loan was modified successfully. According to latest foreclosure services document located at” xx ” foreclosure proceedings again initiated on the loan by referring it to Attorney xx No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower  is delinquent more than xx  days.  According to available modification agreement  located at "xx    ", loan has been modified xx  with new interest rate  xx    and new monthly P&I     First payment  was begin xx   However, borrower  is not maxxany payment. As per payment history, the current UPB is being reflected  in the amount of
Review of PACER, bankruptcy is not initiated on the loan.
Reason for default is unemployment.
According to servicing comment subject property is owner occupied. According to collection comment dated xx   subject property is damage due to hail. Nature of damage  as well as estimated cost of repair unable to confirmed from the servicing comment. Latest exterior property inspection report located at “xx    xx  subject property is fair condition. However, latest servicing comment does not show that damage repair has been completed.
Foreclosure Comments:According to available foreclosure services document located at “xx ” the foreclosure proceedings were initiated on the loan by referring it to Attorney xx   However, latest servicing comment dated xx  show foreclosure process was put on hold due to loan modification. The loan has been successfully modified xx  and latest servicing comment dated xx  show foreclosure case was dismissed due to loan was modified successfully. According to latest foreclosure services document located at” xx     ” foreclosure proceedings again initiated on the loan by referring it to Attorney xx   No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This loan modification was done xx (borrower ) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is xx and Monthly P&I is The modification payment start date is xx and new maturity date is x

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx   Tape Value: Yes   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Petition Filed   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is available in the loan file. However, it is not signed by borrower."
* Application Not Signed by All Borrowers (Lvl xx)     "Final application is available in the loan file. However, it is not signed by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20071835	xx	Unavailable	Not Applicable	30.489%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$345.90	xx/xx/xxxx	Financial Hardship	The updated title report dated xx, shows that the subject mortgage was originated xx
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one credit card judgment active against the borrower in the favor oxx
Annual combined and city taxes of xxxx have been paid in the total amount oxx	The payment history dated as oxx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received xx in the amount of xx and it was applied for the due date of The current P&I is xx and rate of interest is The current unpaid principal balance is in the amount of The last payment was made by borrower as per the loan modification agreement which was made on	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as oxx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for xx  months. The last payment was received xx  in the amount of   xx  and it was applied for the due date oxx   The current P&I is   xx  and rate of interest is    The current unpaid principal balance is in the amount of      The last payment was made by borrower  as per the loan modification agreement which was made xx
According to collection, the loan is in foreclosure since   Foreclosure was referred to attorney, which was completed xx   No further details have been found.
According to the PACER, the xx (borrower ) had filed bankruptcy under xx  with the case   xx   This case was discharged xx  and it was terminated xx
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx   the property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:According to collection, the loan is in foreclosure since   Foreclosure was referred to attorney, which was completed xx   No further details have been found.
Bankruptcy Comments:According to the PACER, the xx (borrower ) had filed bankruptcy under xx with the case xx This case was discharged xx and it was terminated xx	According to the modification, the loan was modified xx between the borrower xx Mortgage Corporation. The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from x The maturity date as per modification is x This loan was modified once.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: xx . Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Comment histories xx NPL Sale March xx   Tape Value: Yes   Variance:    Variance  :    Comment: Colection comment doc locator.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The loan was modified on x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per appraisal LTV is  xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history reversed string is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Kentucky. The following disclosures are missing from the loan file.
 Fair Housing Notice
 Homeownership Protection Center Disclosures
 Notice of Free Choice of Agent or Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73297594	xx	Unavailable	Not Applicable	50.710%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$177.80	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx
There are two civil judgment against the borrower found open as below. :-
x) Civil judgment against the borrower in the amount of $x favor oxx
x) Civil judgment against the borrower in the amount of $x favor of Credit xx
According to updated title report, annual combined taxes for the year of xxxx was paid in the amount of $x.x. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received xx in the amount xx which was applied to The next due date is The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of
According to servicing comment, foreclosure is not initiated on the loan.
Review of PACER, bankruptcy is not initiated on the loan.
Latest servicing comment show reason for default is curtailment of income.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done xx (borrower ) &xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender was agree to forgiven combined principal balance in the amount of As per modification agreement interest bearing amount is xx and modification original rate is xx and Monthly P&I is The modification payment start date is xx and new maturity date is x	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No Comment: No Discrepancies. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per mod document date is xx however tape data shows     Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per Appraisal report original standard LTV is  xx  however tape data shows      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history payment string is xx however tape data shows     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history payment string is xx however tape data shows     Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out   Other   Variance:    Variance  :    Comment: As per Application purpose of refinance is Debt consolidation however tape data shows Cash Out  Other.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history current unpaid principle balance is xx however tape data shows Null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl xx) "Servicing Transfer Document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81729593	xx	Unavailable	Not Applicable	27.880%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$558.43	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has been completed. xx
There are no active judgments or liens have been found against the borrower and property.
The fourth installment combined annual taxes of xxxx has been due in the amount of $xx.xx which will due for xx/xx/xxxx.
First, Second and third installment combined taxes of xxxx have been paid in the amount of $xxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of the borrower is currently delinquent for xx months and next due date is The last payment was received xx in the amount of xx which was applied for The current P&I is xx and PITI is The UPB reflected in the payment history is in the amount of The borrower has been maxxpayment as per Modification agreement.	Collections Comments:The loan is currently in the foreclosure. As per the review of payment history as of the borrower is currently delinquent for xx months and next due date is The last payment was received xx in the amount of xx which was applied for The current P&I is xx and PITI is The UPB reflected in the payment history is in the amount of The borrower has been maxxpayment as per Modification agreement.
As per comment dated   the reason for default is the illness of borrower .
The loan has been modified, this modification agreement was made between borrower  xx borrower  promises to pay   xx  monthly with a modified interest rate  xx   beginning from  xx  with a maturity date   The interest bearing amount is      There is no deferred balance and principal forgiven amount.
The borrower  xx had filed bankruptcy under xx  with the case   xx  on   The trustee’s final report was filed on   The borrower  had not paid any payments to the trustee. The debtor was dismissed on   The case was terminated on
The foreclosure was initiated and referred to an attorney on   The complaint was filed on   However, the file is placed on hold for loss mitigation. The loan was modified on
The foreclosure was re initiated and referred to an attorney on   As per comment dated   the file is on hold for state mandated notice. Further details are not available.
As per comment dated   the subject property is owner occupied.
No comments have been found indicating damages and repairs pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on   The complaint was filed on   However, the file is placed on hold for loss mitigation. The loan was modified on
The foreclosure was re initiated and referred to an attorney on   As per comment dated   the file is on hold for state mandated notice. Further details are not available.

Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx on The trustee’s final report was filed on The borrower had not paid any payments to the trustee. The debtor was dismissed on The case was terminated on	This modification agreement was made between borrower xx on The reason for the modification is a financial hardship. As per the modified terms, the new principal balance is borrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date The interest bearing amount is There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: xx Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The corporated adavances is       Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx    BKFS Invoice   FORECLOSURE xx   Tape Value: Yes   Variance:    Variance  :    Comment: The information updated as Foreclosure Invoice.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance  :    Comment: The current FC status is Referred to Attorney.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: As per appraisal report lenderdoes not require Mortgage certificate.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The escrow balance is       Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Original Note reflects the Doc Date as     Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per Appraisal report original LTV is  xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: The Purpose of Transaction according to the HUD is cash out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "The CE risk indicator is Moderate as The loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than
And also this loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than   "
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than   "
* Missing credit report (Lvl xx)     "Missing Credit Report from the loan package."
* Missing Required Disclosures (Lvl xx)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
 Lead Based Paint Disclosure
 Mortgage Loan Application Disclosure
 Carbon Monoxide Alarms
 MA Smoke Detector Certificate
 Notice of the Specific Reason for Denial of Credit
 Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL was not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22222862	xx	Unavailable	Not Applicable	38.074%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx
The chain of assignment has not been provided; however, the assignment should be with the xx
There is one junior mortgage in the amount oxx
There is xx however, the subject property located in xx, which is a super lien state so there is a risk of the property to be getting foreclose due to above unpaid lien and this cured by paying off the lien amount with the additional charges if any.
There is state tax judgment in the amount of $x,x recorded on xx/xx/xxxx favor oxx
The combined annual taxes of xxxx have been paid in the amount oxx No prior year delinquent taxes have been found.	The review of payment history as oxx shows that the borrower is delinquent for xx months and the next due date is The last payment was received xx in the amount of xx which was applied to The UPB in payment history is reflected in the amount of The current P&I is xx and the current PITI is The borrower has been maxxthe payments as per the Note.	Collections Comments:The collection comments review as oxx states that the loan is in the active foreclosure and the next due date is xx According to the comments, the reason for default is unable to determine.
As per payment history review, the borrower  is delinquent for xx  months and the next due date is xx   The last payment was received xx  in the amount of    xx  which was applied to xx   The UPB in payment history is reflected in the amount of      The current P&I is    xx  and the current PITI is      The borrower  has been maxxthe payments as per the note.
The loan has not been modified since origination.
As per the review, the foreclosure was initiated and according to the document located at "xx " the file was referred to an attorney xx ; however, no further details pertaining to foreclosure has been found.
As per comments, the property occupancy and condition is unable to determine; however, as per property inspection report located at “xx” the property has been occupied by unknown and the property is in good condition and property construction type is the frame; however, no evidence found regarding mobile home.

Foreclosure Comments:As per the review, the foreclosure was initiated and according to the document located at "xx " the file was referred to an attorney xx ; however, no further details pertaining to foreclosure has been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Current Foreclosure Doc Locator Loan Value: Comment histories xx NPL Sale March xx Tape Value: Yes Comment: As per review, the foreclosure was updated as per the available documents. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance  :    Comment: As per collection comments current foreclosure status is referred to attorney however tape data shows foreclosure not begun.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No Descipancy.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: As per payment history the escrow balance is an advance escrow balance.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: Borrower make a payment as per note however tape data shows modification in the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per Appraisal report original standard LTV is  xx  however tape data shows      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history payment string is xx however tape data shows     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history payment string is xx however tape data shows     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx  Variance:    Variance  :    Comment: As per note, the property Address is xx North Commanders Way.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per appraisal report subject property type is PUD however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history current unpaid principle balance is xx however tape data shows null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA APR test.
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA APR test.The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Actual  xx  Required  xx  Variance    "
* Final TIL Missing or Not Executed (Lvl xx)     "The final TIL is missing from the loan files; however, the available copy of TIL is located at "xx   MG   Originations   CLOSING INSTRUCTIONS      xx" which is having loan amount, payments but the expected funding date has been provided as  "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93055813	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,612.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed. The latest assignment is with xx
No active judgments or liens have been found.
x installment of Combined jurisdiction tax of xxxx has been paid in the amount oxx
No prior year delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx month. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx month. The last payment was received on which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
The reason for default is unable to be determined from the latest collection comments.
The borrower  has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower ) xx and (QQQQQQQQQQQQQQQQQ) xx, xx
The borrower  promises to pay the new UPB in the amount of    xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of    xx  beginning from xx   The maturity is xx   The interest bearing amount is      There is no provision for the balloon payment.
The borrower  had filed bankruptcy under xx  with the case   xx   The plan was confirmed on   The POC was filed xx  for the secured claim amount of    xx  and the arrearage amount is      As per the xx  plan, the debtor shall pay to the Trustee a lump sum of    xx  months, then    xx  per month for xx  months. The motion for relief from stay was filed xx   The post petition due date is xx   The date of the last filing is xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the property inspection report dated xx  located at (xx   MG   Property Inspection Form       xx ) the subject property has been occupied by an unknown party. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per servicing comment dated   the property is owner occupied.
As per servicing comment dated   the borrower  filed for bankruptcy under xx  with case   xx  on
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under xx with the case xx The plan was confirmed on The POC was filed xx for the secured claim amount of xx and the arrearage amount is As per the xx plan, the debtor shall pay to the Trustee a lump sum of xx months, then xx per month for xx months. The motion for relief from stay was filed xx The post petition due date is xx The date of the last filing is xx	This loan modification agreement was made between (borrower ) xx and (Lender) xx, on x
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from x The maturity is x The interest bearing amount is There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Credit Report HUD xx Closing Statement Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No Comment: No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance  :    Comment: As per the property inspection report dated xx located at (xx   MG   Property Inspection Form      xx) the subject property has been occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification agreement, the last modified on x    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: As per payment history, the escrow balance is       Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance  :    Comment: As per loan files, the loan document type is No Documentation.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: UGI   Variance:    Variance  :    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string is     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string reversed is     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance  :    Comment: As per note, the subject property Address is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, the unpaid current principal balance is Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "The final second page is missing from the loan file.The point & fees are updated as per the Itemization is located at "xx MG Miscellaneous PRIOR SERVICING Prior SVCR Date xx"."	* Application Missing (Lvl xx) "Final Applicationxx is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "According to the review of the loan file, this is a conventional loan and tape data says that the loan is MI insured; However, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Maryland. The following state disclosures are missing from the loan file.
  Affidavit of Consideration.
  Affidavit of Disbursement.
  First Time Buyers Affidavit.
  Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
  Balloon Payment.
  No Escrow Account.
  Mandatory Binding Arbitration Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71389927	xx	Unavailable	Not Applicable	41.925%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$281.77	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx The chain of assignment has been completed as the current assignee is xx The annual combined taxes of xxxx have been paid in the amount oxx	The review of the payment history shows that the borrower is current with the loan and the next due date for the payment is The last payment was received xx in the amount of xx which was applied for the due date of The current UPB reflected is in the amount of The borrower has been maxxthe payments as per the modification agreement.	Collections Comments:According to servicing comments, the loan is being performed. The review of the payment history shows that the borrower is current with the loan and the next due date for the payment is xx The last payment was received xx in the amount of xx which was applied for the due date oxx The current UPB reflected is in the amount of The borrower has been maxxthe payments as per the modification agreement.
The loan modification agreement was made between the borrower  xx and lenderxx on
The Modified principal balance amount is    xx  less the forgiven amount of     the interest bearing amount is      the new rate of interest is  xx   and P&I of   xx  with payment starting from xx  till maturity date of   However, Forgiven amount is more than xx   of modified principal amount.
The reason for default as per servicing comment is Illness of the borrower  family member.
No information pertaining to bankruptcy has been found.
The property inspection report dated xx  shows that the subject property is occupied by an unknown party. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and lender xx on
The borrower  promised to make a monthly payment of   xx with the interest rate of  xx  beginning from xx till maturity date of x  The Interest bearing amount is     The New Principal Balance stated in the modification is      However, the lender agrees to forgive the principal in the amount of

Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No Comment: NxxA Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance  :    Comment: Current occupancy is occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The LTBV is     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance  :    Comment: The property Address is xx east cedar street.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The Current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl xx)     "The final application is missing from the loan file. However, values are considered from initial application dated x "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in North Carolina state. The following state disclosures are missing from the loan file.
  Amortization Schedule Disclosure
  Credit Property Insurance Disclosure
  Fee Agreement
  Priority of Security Instrument Disclosure
  Attorney Selection Disclosure"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28431994	xx	678	Unavailable	17.478%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,341.00	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of the assignment has been completed as the mortgage is currently with the current assignee xx
There are x state tax liens against the name of borrower total in the amount oxx

There is one IRS lien against the name of borrower in the amount of $xx in favor oxx
There is one HOA lien against the subject property in the amount of $x in favor oxx

There is one hospital lien against the name of borrower in the amount of $xx in favor oxx

The annual combined taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for xx months. The last payment was received xx in the amount of xx with interest rate of xx for the due date of The next due date is The latest payment history reflects the UPB in the amount of The borrower has been maxxpayments as per the mod dated	Collections Comments:According to the servicing comments the foreclosure was re initiated in the loan and the file was referred to attorney xx The complaint was filed xx with case SP No further details are found regarding the active foreclosure.
The prior foreclosure which was referred to attorney xx  and the sale was held xx  but it was canceled as the loan was re instated xx   As per comment dated xx  the prior foreclosure was dismissed and the file was closed xx  due to the reinstatement. No more information available regarding the prior foreclosure.

The loan is in delinquency for xx  months. The last payment was received xx  in the amount of    xx  with interest rate of  xx   for the due date oxx   The next due date is xx   The latest payment history reflects the UPB in the amount of      The borrower  has been maxxpayments as per the mod dated xx
The Loan Modification agreement was made on an effective date oxx  between borrower  “xx” and lender“xx”.
The new principal balance is    xx  and the borrower  had given promise to pay P&I in the amount of    xx  with new interest rate of    The first payment had begun from xx  and ends with the maturity date oxx

According to the servicing comments borrower  intends to do DIL. As per comment dated xx  the servicer spoke with borrower  and borrower  stated that he was not able to pay and not able to bring account current but he will fight to bring the account current. borrower  said that he has some contracts but does not know when the income will come and if it will be enough to bring account current. The servicer advised him a DIL to get out of the situation completely and find something more affordable. borrower  expressed that he is interested in DIL; he declined    xx    and requested      Then servicer said that he will make the proposal but the approval is not guaranteed and explained the steps of DIL. The latest comment dated xx  states that need to confirm if homeowner will re instate the file or if he is continuing with DIL. As we have servicing comments till xx  hence unable to confirm that homeowners wants to re instate or DIL.
As per updated title report dated xx  the property ownership is in the name of borrower s.

The subject property is owner occupied. No visible damages were reported to the property.
..
Foreclosure Comments:According to the servicing comments the foreclosure was re initiated in the loan and the file was referred to attorney xx   The complaint was filed xx  with case  SP   No further details are found regarding the active foreclosure.
The prior foreclosure which was referred to attorney xx  and the sale was held xx  but it was canceled as the loan was re instated xx   As per comment dated xx  the prior foreclosure was dismissed and the file was closed xx  due to the reinstatement. No more information available regarding the prior foreclosure.

Bankruptcy Comments:Not Applicable	The Loan Modification agreement was made on an effective date oxx between borrower “xx” and lender “xx”.
The new principal balance is    xx and the borrower  had given promise to pay P&I in the amount of    xx with new interest rate of    The first payment had begun from xx and ends with the maturity date of x
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Borrower xx Middle Name Loan Value: Not Applicable Tape Value: R Comment: Note indicates no initial for Omar Tyree on original note. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: corporate advance per payment history is      Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Ln xx & Comment histories xx NPL Sale March xx   Tape Value: Yes   Variance:    Variance  :    Comment: No information noted on the servicing comments.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Foreclosure Not Begun   Variance:    Variance  :    Comment: No information noted on the servicing comments.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Line item shaded and unable to update. Does not require MI   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: escrow balance is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Based on loan docs   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Based on history as of xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Based on history as of xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: No information noted on the servicing comments.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: xx   Variance:    Variance  :    Comment: as per appraisal report property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Based on history as of xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Credit score not provided (Lvl xx) "Credit score not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61209436	xx	598	Not Applicable	40.200%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,936.47	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx. Active judgments and liens found pending are as follows: There is an open senior mortgage in the amount of $ xx There are active three civil judgment liens against subject borrower which is in the total amount of $ x Annual county taxes for the year of xxxx have been paid in the amount of $xx,xxx.xx No delinquent taxes have been found for the prior years.	Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since Foreclosure was referred to xx Foreclosure complaint was filed xx with case xx and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation xx Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of According to the comment dated xx the borrower retained counsel and filed answer with affirmative defenses and demand for documents. Contesting document uploaded xx as litigation documentation. Litigation review to be conducted by Shellpoint contested team. Reviewed & responded to firms email. Complaint was filed xx and answer period expired xx borrower filed answer with affirmative defenses and request for documents xx According to the comment dated xx Foreclosure file on hold for litigation contested fees are outstanding and requested litigation. No further collection comments have been found regarding the litigation due to which we are unable to determine whether the litigation matter has been resolved or not.
Foreclosure Comments:Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since   Foreclosure was referred to dated xx   Foreclosure complaint was filed xx  with case   xx  and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation xx
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of x The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of x The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is x The loan modification agreement consists of principal forgiven in the total amount of	Affiliated Business Disclosure	Field: Current Foreclosure Doc Locator Loan Value:xx Tape Value: Yes Comment: Provided document is the complaint Tape Source: Initial Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Shaded unable to update to No   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Loan amount and value match loan approval and docs   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Last payment xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Last payment xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Payment history does not reflect current UPB. Unpaid principle from tape is xx not NULL Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "The ComplianceEase risk indicator is “Moderate” due to Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "Prohibited Fees Test: FAIL, loan data:     comparison data:     variance: +  xx"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:BPO	Value: Date: Type:AVM	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88435404	xx	539	561	38.454%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.375%	$455.03	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. The last assignment was done from xx
Two active junior mortgages against the subject property are as follow:
First mortgage was originated on xx
Second mortgage originated on xx
There is active HOA lien against the subject property recorded xx
There is HOA judgment against the subject property which was recorded xx
The second installment taxes of xxxx have been due on xx/x in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to the payment, the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB reflected in the payment history is in the amount of The borrower has been maxxthe payment as per modification agreement dated	Collections Comments:According to the servicing comments, the loan is in collections and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB reflected in the payment history is in the amount of The borrower has been maxxthe payment as per modification agreement dated xx

Reason for default is a curtailment of income.

The loan has been modified xx   As per the modified term, the new principal balance was      The borrower  promises to pay the monthly P&I of   xx  with the interest rate of  xx    beginning from xx   The maturity is xx
The prior modification was done xx

As per the foreclosure invoice located at “xx”, the foreclosure was initiated in xx  and the file was referred to an attorney xx   As per Updated title report, the amended lis pendens was filed xx  with the xx    However, as per collection comment dated xx   the foreclosure was put on hold due to the loss mitigation.
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx
As per the modified term, the new principal balance was      The borrower  promises to pay the monthly P&I of   xx with the interest rate of  xx   beginning from x  The maturity is x
The prior modification was done on x	Affiliated Business Disclosure Missing Required State Disclosures	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: corporate advance per payment history is Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Ln   xx   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure document located at "Ln       Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the modification document the loan was modified on x    Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The escrow balance per payment history       Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The original standard LTV(OLTV)      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance  :    Comment: Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance  :    Comment: The final application purpose is refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The unpaid balance is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Missing Required Disclosures (Lvl xx)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in New Jersey. The following state disclosures are missing from the loan file:
  NJ Application Disclosure.
  Delivery Fee Authorization.
  NJ Attorney Disclosure.
  The unacceptability of Insurance Notice.
  Attorney Disclosure II.
  Tax Bill Information.
  Private Well Testing.
  Lock In Agreement.
  Commitment Disclosures.
  Choice of Insurer Disclosure.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7199164	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,198.64	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx. The chain of the assignment has been completed.xx
There is junior Civil judgment against the borrower in the amount of $x,x in the favor oxx
x installment of annual combined taxes for the year of xxxx have been paid on x/x/x in the amount of $x,xxx.xx.
x installment of annual combined taxes for the year of xxxx was due onxx/xx/xxxx in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of the borrower is currently delinquent for xx months and the next due date for payment is The last payment was received date is xx but it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in

Collections Comments:The loan is currently inactive Foreclosure and the next due date for payment is xx The last payment was received date is xx but it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in
The loan has been modified twice since origination in   The effective is from
x  between the borrower  xx and the lenderxx. The borrower  promises to make a monthly payment of    xx  with the rate of interest    beginning from xx  till the maturity date xx    The new principle balance stated in the Modification is in the amount of      The deferred amount is not given in the modification. Hence, the interest bearing amount is      This modification does not contain any balloon provision.
The reason for default from the servicing comment is  unable to be determined.
The borrower  had filed bankruptcy xx  with the case   xx  and the plan was dismissed xx  and was terminated xx   As per the order confirming xx  plan the debtor was supposed to pay to the trustee in the amount of   xx  for the period oxx  months for the total amount of   xx  to the trustee. The POC was filed xx  with the POC amount    xx  and the amount of arrearage is      The Motion was filed xx
According to the servicing comments and loan file document "xx   " , the foreclosure was initiated and referred to attorney on   The service is scheduled for completion xx   However, it was put on hold due to the loss mitigation xx   Further, as per the comment dated   the motion to dismiss foreclosure case had been filed xx  and motion to dismiss foreclosure had been granted on   However, as per comment xx   pre foreclosure review is completed. According to loan file doc "xx    ", foreclosure was recently re initiated xx  No damage pertaining to the subject property has been found.
As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:According to the servicing comments and loan file document "xx " , the foreclosure was initiated and referred to attorney on   The service is scheduled for completion xx   However, it was put on hold due to the loss mitigation xx   Further, as per the comment dated   the motion to dismiss foreclosure case had been filed xx  and motion to dismiss foreclosure had been granted on  However, as per comment xx   pre foreclosure review is completed. According to loan file doc "xx    ", foreclosure was recently re initiated xx
Bankruptcy Comments:According to the PACER, the borrower  “xx  ” had filed bankruptcy under xx  with the case   xx  and the plan was dismissed xx  and was terminated xx   As per the order confirming xx  plan the debtor was supposed to pay to the trustee in the amount of   xx  for the period oxx  months for the total amount of   xx  to the trustee. The POC was filed xx  with the POC amount    xx  and the amount of arrearage is      The Motion was filed xx

The Loan modification agreement was made on x between the borrower the borrower xx and the lender xx.The borrower promises to make a monthly payment of xx with the rate of interest beginning from xx till the maturity date x The new principle balance stated in the Modification is in the amount of The deferred amount is not given in the modification. Hence, the interest bearing amount is This modification does not contain any balloon provision. The loan has been modified twice since origination in

Affiliated Business Disclosure Credit Application Credit Report HUD xx Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: Bankruptcy is filed after loan origination. However, tape reflects No. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Corporate Advance: Recoverable per Payment history is     However, tape reflects (  xx).   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Comment histories xx NPL Sale March xx   Tape Value: Yes   Variance:    Variance  :    Comment: Foreclosure doc locator is Comment histories xx NPL Sale March   However, tape reflects YES.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance  :    Comment: Current foreclosure status is referred to attorney. However, tape reflects Complaint filed.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: MI is not applicable. However, tape reflects NO.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow balance per payment history is   xx However, tape reflects (   xx).   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Loan is Interest only note. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance  :    Comment: As per application the loan documentation type is No Documentation. However, tape reflects Full Documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: aS PER aPPRAISAL THE ltv IS    However, tape reflects      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment history string is   However, tape reflects     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Reversed Payment history string is However, tape reflects     Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance  :    Comment: Purpose of transaction per HUD xx is refinance. However, tape reflects Cash Out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per Payment History the UPB is x However, tape reflects NULL. Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "The copy of final settlement statement Illegible; however, some points and fees is hand written by the settlement agent."	* Application Missing (Lvl xx) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
 NY Consumer Credit Disclosure xx Fair Credit Reporting Notice
 NY Interest Rate Disclosure
 NY Hazard Insurance  Disclosure
 Tax Escrow Account Designation
 Mortgage Bankers and Exempt Organizations Preapplication
 Part xx Disclosure
 Alternative Mortgage Transaction Disclosures
 Co Signer Notice Requirements
 Default Warning Notice
 Smoke Alarm Affidavit
 New York Real Property Escrow Account Disclosure
 Subprime Home Loan Counseling Disclosure
 Subprime Home Loan Tax and Insurance Payment Disclosure
 Subprime Home Loan Disclosure
 Commitment Disclosure
 Lock in Disclosure
 Expiration of Lock in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73837014	xx	609	Not Applicable	50.198%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,045.70	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx
The chain of assignment is complete as the subject mortgage is xx
There are two HOA/ COA Lien against the subject property found open in the total amount oxx
The updated title report does not show current property tax status.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received date unable to confirmed from the payment history. According to payment history tape data last payment received in the amount of xxx which was applied to The next due date is The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of	Collections Comments:The loan is currently in active foreclosure. The foreclosure proceedings were (doc locator xx xx ) initiated on the loan by referring it to Attorney xx According to the updated title report (Ln g xx ) summon & complaint of foreclosure was filed xx According to servicing comment dated xx foreclosure process currently was put on hold due to litigation. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower  is delinquent more than xx  days. The last payment was received  date unable to confirmed from the payment history. According to payment history tape data last payment received in the amount of    xx x  x which was applied to xx   The next due date is xx   The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of
Review of PACER, bankruptcy is not initiated on the loan.
According to servicing comment dated xx   reason for default is excessive obligations.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were (doc locator xx    xx ) initiated on the loan by referring it to Attorney xx   According to the updated title report (Ln  g xx ) summon & complaint of foreclosure  was filed xx    According to servicing comment dated xx   foreclosure process currently was put on hold due to litigation.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This loan modification was done xx (borrower ) & xx. (Lender). The amortization type is step and new unpaid Principal balance is xx and modification original rate is xx and Monthly P&I is The modification payment start date is xx and new maturity date is x

Affiliated Business Disclosure Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Taken from hist. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Comment histories xx NPL Sale March xx   Tape Value: Yes   Variance:    Variance  :    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Taken from mod doc.   Tape Source: Initial   Tape Type:
Field: Does lenderGxxL Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Mi has beed Cancelled.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Taken from hist.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: Mod info.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Taken from hud sale price.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxF   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Fxx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Taken from note.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Not shown.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: According to Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl xx) "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34302756	xx	Unavailable	Not Applicable	44.123%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,028.50	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx
No active judgments or liens have been found.
 The annual utilities taxes of xxxx have been due xx
The annual county annual taxes of xxxx have been due xx
No prior years delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB reflected in the latest payment history is in the amount of The borrower has been maxxthe payment as per the modification agreement dated	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for the payment is xx The last payment was received xx in the amount of which was applied for xx The current UPB reflected in the latest payment history is in the amount of The borrower has been maxxthe payment as per the modification agreement dated xx
Reason for default is an illness of the borrower .
The loan had been modified xx   The unpaid principal balance was    xx  with an interest rate of    The borrower  promises to pay the monthly  P&I of    xx  beginning from xx   The maturity is xx   The lenderhas forgiven principal in the amount of    xx ; however, the forgiven amount exceeds xx   of the modified principal balance. The prior modification was done xx
As per the foreclosure invoice, the foreclosure was initiated in xx  and the file was referred to an attorney xx   However, it was put on hold as the borrower  had filed bankruptcy under xx  with the case   xx   No further details have been found.
The borrower  xx had filed the bankruptcy under xx  with the case   xx   According to the proposed xx  plan, the debtor shall pay to the trustee the sum of   xx  monthly for xx  months. The date of the last filing of bankruptcy was xx
The servicing comment dated xx  shows that the subject property is owner occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per the foreclosure invoice, the foreclosure was initiated in xx  and the file was referred to an attorney xx   However, it was put on hold as the borrower  had filed bankruptcy under xx  with the case   xx   No further details have been found.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under xx with the case xx According to the proposed xx plan, the debtor shall pay to the trustee the sum of xx monthly for xx months. The date of the last filing of bankruptcy was xx	This loan modification agreement was made between (borrower ) xx
The unpaid principal balance was    xx with interest rate of    The borrower  promises to pay the monthly  P&I of    xx beginning from x  The maturity is x
The lender has forgiven principal in the amount of    xx; however, the forgiven amount exceeds xx  of the modified principal balance.
The prior modification was done on x	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: The borrower had filed for bankruptcy under chapter xx with the case xx on x Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Corporate advances per payment history is       Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx   MG   BKFS Invoice   FORECLOSURE   FC SERVICES   JUDICIAL   xx   Tape Value: No   Variance:    Variance  :    Comment: As per the foreclosure invoice, the foreclosure was initiated and referred to attorney on x    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification agreement, the last modified on     Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow balance per payment history is       Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per appraisal report, original standard LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string reversed is     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, the unpaid current principal balance is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in New York State. The following state disclosures are missing from the loan file:
  NY Consumer Credit Disclosure xx Fair Credit Reporting Notice.
  NY Interest Rate Disclosure.
  NY Hazard Insurance  Disclosure.
  Tax Escrow Account Designation.
  Mortgage Bankers and Exempt Organizations Preapplication.
  Part xx Disclosure.
  Alternative Mortgage Transaction Disclosures.
  Co Signer Notice Requirements.
  Default Warning Notice.
  Smoke Alarm Affidavit.
  New York Real Property Escrow Account Disclosure.
  Subprime Home Loan Counseling Disclosure.
  Subprime Home Loan Tax and Insurance Payment Disclosure.
  Subprime Home Loan Disclosure.
  Commitment Disclosure.
  Lock in Disclosure.
  Expiration of Lock in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL was not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14266655	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,872.56	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has not been completed. The current assignment is with xx
xx
There is a senior mortgage in the favor oxx
There is a junior mortgage in the favor of with xx.
There is a junior mortgage in the favor oxx
There is an ECB lien in the favor of the xx
There is a code enforcement lien in the favor of Dept oxx
x installment of borough jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx onxx/xx/xxxx.
x installment of borough jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xth installment of borough jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx onxx/xx/xxxx.
Annual installment of utility jurisdiction tax of xxxx has been delinquent in the amount of $x,xxx.xx which was good through till x/x/x.
No prior year delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
As per the comment dated   the reason for default is reduction in income.
The borrower  has been maxxthe payments as per the modification which was made xx   The loan modification agreement was made between (borrower ) Avril Bunbury Thomas and (QQQQQQQQQQQQQQQQQ) xx
The borrower  promises to pay the new UPB in the amount of    xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of    xx  beginning from xx   The maturity is xx   There is no provision for the balloon payment. Previously, the loan has been modified xx  and xx
The borrower  xx had filed for bankruptcy under xx  with the case    xx  on   The plan was confirmed on   The debtor was standardly discharged xx  and the case got terminated on   As per amended xx  plan dated xx  the debtor shall pay to the trustee the sum of   xx  per month for xx  months. The motion for relief from the stay was filed xx   The date of the last filing is
As per the document located at (xx    ) the foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed xx   No further details have been found.
As per the property inspection report dated xx  located at (xx   ) the subject property has been occupied by an unknown party. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:As per the document located at (xx    ) the foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed xx   No further details have been found.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under xx with the case xx on The plan was confirmed on The debtor was standardly discharged xx and the case got terminated on As per amended xx plan dated xx the debtor shall pay to the trustee the sum of xx per month for xx months. The motion for relief from the stay was filed xx The date of the last filing is	This loan modification agreement was made between (borrower ) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from x The maturity is x There is no provision for the balloon payment. Previously, the loan has been modified xx and x	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: The borrower had filed bankruptcy under chapter xx and the case is discharged. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Parker   Tape Value: xx   Variance:    Variance  :    Comment: The borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The corporate advances recoverable per payment history is       Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Comment histories xx   Tape Value: Yes   Variance:    Variance  :    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance  :    Comment: The subject property has been occupied by an unknown party.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The escrow balance per payment history is       Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: The original standard LTV(OLTV) is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as  xx x.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:xx   Tape Value:xx   Variance:    Variance  :    Comment: The property city is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The UPB per payment history is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final Applicatixx is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl xx)     "The ComplianceEase Exception Test fail for "Title Services and Lender's Title Insurance" Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data    xx Comparison Data    xx Variance    xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Missing Appraisal (Lvl xx)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the New York state. The following state disclosures are missing from the loan file:
  NY Consumer Credit Disclosure xx Fair Credit Reporting Notice.
  NY Interest Rate Disclosure.
  NY Hazard Insurance  Disclosure.
  Tax Escrow Account Designation.
  Mortgage Bankers and Exempt Organizations Pre application.
  Co Signer Notice Requirements.
  Default Warning Notice.
  Commitment Disclosure.
  Lock in Disclosure.
  Expiration of Lock in or Commitment Period."
* Right of Rescission missing or unexecuted (Lvl xx)     "The ROR is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "The TIL document is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57079145	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$216.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of the assignment has not been completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is child support lien in the amount of $x which was recorded on x/x/x and filed by xx
x. There is hospital lien in the amount of $x which was recorded on x/x/x and filed by xx
Annual combined taxes have been paid in the amount of $x.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the mod terms.
The borrower is currently xx months behind his scheduled payments.

Collections Comments:xx had filed bankruptcy under and the debtor was dismissed xx
Case was terminated on
POC was filed xx  with the secured claim amount of    xx  and the arrearage of
No further information has been found.
As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney xx
Comment shows that the complaint was filed xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
borrower  wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment and latest property inspection report dated xx  ("xx      pdf") shows that the subject property is occupied by the unknown party and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney xx
Comment shows that the complaint was filed xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx had filed bankruptcy under xx  and the debtor was dismissed xx
Case was terminated on
POC was filed xx  with the secured claim amount of    xx  and the arrearage of
No further information has been found.
The loan has been modified twice since origination. The borrower has been maxxthe payments as per the loan modification which was made xx between the borrower and lender. According to the modified terms, the new principal balance is in the amount of borrower promises to pay xx with the rate of interest starting with xx beginning from x The new maturity date is x	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD xx Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: The borrower filed bankruptcy chapter xx on x Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The corporate advances: Recoverable per payment history is       Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Comment histories xx NPL Sale March xx   Tape Value: Yes   Variance:    Variance  :    Comment: Current foreclosure is different from tape data.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: There is modification.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: The escrow balance per payment history is       Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Comfort Drive   Tape Value: xx   Variance:    Variance  :    Comment: As per note, the property Address is xx.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per loan files, the referral date is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The UPB is however tape data shows it is null. Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final is missing from the loan file. Also, there is no estimated xx or itemization available in the loan file."	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file.
 TX Loan Agreement Notice
 Commitment RequirementxxAnti Tying
 TILA Disclosures in Spanish
 Home Equity Consumer Disclosure
 Home Equity Loan Interest and Fees Preclosing Disclosure
 Home Equity Loan Copies of Documents
 Home Equity Loan Rescission Notice
 Fair Market Value of Homestead Property Acknowledgment
 Home Equity Loan Notice of Address for Borrower Notification of Violation
 Choice of Insurance Notice
 Collateral Protection Insurance Disclosure
 Non Deposit Investment Product Disclosure Are there any promotional materials?
 Insurance Solicitation ost Commitment Requirement
 Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of service transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative Index value is unable to be determined from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37049417	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	10.950%	$1,022.47	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is incomplete. The latest assignment of mortgage is missing. However, the chain of assignment is should be withxx
There is a junior mortgage against the subject property in favor oxx
No active judgments or liens have been found pending.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.
Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of
Collections Comments:Loan is in delinquency. Provided payment history from xx to reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of
According to the servicing comment dated   the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower  is unemployment or decreased income. The borrower  is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from
The borrower  promised to pay the unpaid principal balance of    xx  with interest rate of  xx   with P&I of    xx  with fixed amortized type and it was beginning from first payment date xx  and ends with the maturity date of   According to the servicing comment dated   the repayment plan was approved for xx  months beginning from   the borrower  is maxxpayments as per the repayment plan with total PITI of   xx  and with down payment of    xx  and monthly payment of     xx  months. The payment history tape data also shows the current PITI in the amount of
No information pertaining to foreclosure has been found in the latest xx  months servicing comments.
The borrower  xx had filed bankruptcy under xx  with case    xx  on   The bankruptcy case was further dismissed xx  and also got terminated on

Update: As per the servicing comment dated   the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with case    xx  on   The bankruptcy case was further dismissed xx  and also got terminated on
According to the modified xx plan dated the debtor shall pay to the trustee the sum of xx per month from xx months and then xx from xx months.	Loan Modification agreement was made between borrower xx on effective date of
The borrower  promised to pay the unpaid principal balance of    xx with interest rate of  xx  with P&I of    xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of
Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD xx Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Corporate Advances: Recoverable per Payment history is   xx however the tape data shows (  xx).   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow balance per payment history is  xx however the tape data shows (   xx).   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original Standard LTV(OLTV)  xx  however the tape data shows      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String is xx howver the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String Reversed is   however the tepa shows xx    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance  :    Comment: Property Address street is xx however the tape data shwos xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principle balance (UPB) Per payment History show xx and tape data shows Null. Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final along with estimated xx and itemization are missing from the loan file."	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice.
Commitment RequirementxxAnti Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation ost Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer document is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl xx)     "Operative index numerical valve is unable to be confirmed from the given lenders documents."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business from disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39338880	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.375%	$809.06	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has not been completed.xx
No active judgments and liens have been found against the borrower/subject property. Combined annual taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and annual utilities taxes have been paid in the amount oxx. No prior delinquent taxes have been found.
According to the latest payment history as of the borrower is currently delinquent for xx months and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of	Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of According to the modified term, the new principal balance is The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date oxx
According to comment dated   the reason for default is reduction of income due to medical issue. The subject property is owner occupied. The comment dated xx  states that the repayment plan has been offered to the borrower  for the amount of    xx  which was due from   The comment dated xx  states that the borrower  has been maxxpayments under repayment plan and the next repay due date is   No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Update: As per collection comment dated   the TPP (temporary payment plan) was approved in the loan from xx  in the monthly amount of    xx  months. No further details have been found.
As per collection comment dated   reason for default is unemployment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement xx borrower , “xx principal balance is The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of x	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: As per payment history Corporate advance is Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: The Foreclosure is not started. The loan is currently performing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification document the date of last modification is x    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: As per payment history Escrow balance is       Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The original LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history the UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan file."
* Missing credit report (Lvl xx)     "credit report is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Texas State. Following required State Disclosure are missing from the loan file.
 TX Loan Agreement Notice
 Commitment RequirementxxAnti Tying
 TILA Disclosures in Spanish
 Home Equity Consumer Disclosure
 Home Equity Loan Interest and Fees Preclosing Disclosure
 Home Equity Loan Copies of Documents
 Home Equity Loan Rescission Notice
 Fair Market Value of Homestead Property Acknowledgment
 Home Equity Loan Notice of Address for Borrower Notification of Violation
 Choice of Insurance Notice
 Collateral Protection Insurance Disclosure
 Non Deposit Investment Product Disclosure Are there any promotional materials
 Insurance Solicitation ost Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52511523	xx	Unavailable	Not Applicable	31.159%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$973.57	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx

The chain of the assignment has been completed. The latest assignment i xx

There is junior mortgage active in the favor xx
There are x credit card judgments active in the  favor oxx
xxxx Combined Annual taxes have been paid on xx/xx/xxxx in the amount of $ xxxx.xx.

No prior years delinquent taxes have been found.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xx months. The last payment received on the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The loan was modified xx in between the borrower xx and the lenderxx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning xx The maturity date reflects per modification is xx This loan was modified only once since origination.
The reason for default is decreased income. The subject property is occupied by the owner. No comments have been found for damages.
According to the PACER, the borrower  had filed bankruptcy under xx  with the case   xx  on   POC not filed. The motion for relief filed on   The case was discharged xx   The foreclosure was initiated and the file was referred to the attorney and the complaint was filed xx   No further details have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney and the complaint was filed xx   No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx with the case xx on POC not filed. The motion for relief filed on The case was discharged xx	According to the modification, the loan was modified xx in between the borrower xx and the lender xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on x The maturity date reflects per modification is x This loan was modified only once since origination.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: BK documents located in file. Chapter xx filed post origination Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Ln   xx   Tape Value: No   Variance:    Variance  :    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Based on documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Based on latest historBased on latest histor   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value: xx   Variance:    Variance  :    Comment: Based on latest history.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance  :    Comment: Loan approval, application and HUD indicates this as a Purchase not Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance  :    Comment: Loan approval, application and HUD indicates this as a Purchase not Refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Principle matches latest payment history. Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "TILA APR Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx

This loan failed the TILA APR test.
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than
xx percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA APR Test: Result: FAIL Loan Data:  xx  Comparison Data:  xx  Variance:   xx "
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit reports in file are not from origination.  No copy located in loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in UT State. The following state disclosures are missing in the loan files.

Fee Disclosure
Loan Application Notice
Servicer Disclosure
Notice of Change of Terms For Open End Consumer Credit Contract
Disclosure of Debtor’s Waiver of Class Action"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10984717	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx The chain of assignment is incomplete as the subject mortgage is currently with the xx
No active liens and judgment have been found on updated title report.
Annual county tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Annual city tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx on The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the note.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comment states that the borrower has been the delinquent for more than moths. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the original note terms.
No information is available regarding foreclosure in the collection comment.
borrower  has filed bankruptcy under xx  case   xx  on   POC was filed xx  which shows that the amount of secured claim is   xx  and the amount of arrearage is     Debtor filed xx  plan xx  which states that the debtor will pay    xx  Bi weekly for xx  months. Debtor will cure current contractual payment through trustee which is in the amount of    xx  existing arrearage in the amount of    xx  will be paid in full through disbursements by the trustee. Order of confirming plan was filed xx  which states that the debtor xx  plan is hereby confirmed. Motion to dismiss case was filed xx  due to failure to make plan payment. Currently debtor is in active bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:borrower has filed bankruptcy under xx case xx on POC was filed xx which shows that the amount of secured claim is xx and the amount of arrearage is Debtor filed xx plan xx which states that the debtor will pay xx Bi weekly for xx months. Debtor will cure current contractual payment through trustee which is in the amount of xx existing arrearage in the amount of xx will be paid in full through disbursements by the trustee. Order of confirming plan was filed xx which states that the debtor xx plan is hereby confirmed. Motion to dismiss case was filed xx due to failure to make plan payment. Currently debtor is in active bankruptcy.	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Post Petition Due Date Loan Value: Not Applicable Tape Value: xx Comment: Current Bankruptcy Post Petition Due date is Not Applicable. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Current Foreclosure Doc Locator is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance  :    Comment: Current Occupancy is Owner or former: Primary Home.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Escrow Balance per Payment History is       Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: Is REO Active? Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance  :    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: Mod Maturity date is Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original Standard LTV (OLTV) is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String Reversed is xx    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principle Balance per Paymet History is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase Risk Indicator is Moderate due to TILA APR Test and BrokeragexxFinder Fee Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "ComplianceEase State Regulation Test Failed due to BrokeragexxFinder Fee Test.
BrokeragexxFinder Fee Test shows Loan Data    xx Comparison Data    xx and Variance +
The mortgage loan charges a brokeragexxfinder fee that exceeds xx  of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase TILA Test Failed (Lvl xx)     "ComplianceEase TILA Test failed due to TILA APR Test.
TILA APR Test shows loan data  xx  Comparison Data  xx  and Variance
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than
xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the state disclosures which are missing from the loan file;
  Placement of Insurance Disclosure.
  Availability of Title Insurance.
  TN Consent to Disclosure of Insurance Information.
  Choice of Agentxxinsurer.
  Insurance Solicitation ost Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is available in the loan file but it is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6406111	xx	590	557	45.437%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,240.26	xx/xx/xxxx	Financial Hardship	The updated title report dated xx
The chain of assignment is incomplete, as currently the mortgage assignment is with xx
There is junior mortgage open against the property in the favor of Sxx
There are liens and judgments these are as follow:
x) There are two HOA liens and One HOA lis pendens open against the property in the favor oxx
x) There is a IRS lien open against xx
xx
x) There is a medical lien open against borrower in the favor oxx
x) There are two civil judgments open against the borrower in the favor ofxx
x) There is a civil judgment open against the borrower in the favor oxx
x) There is a credit card judgment open against the borrower in the favor xx

Tax Status:
Annual county taxes of xxxx,xxxx & xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as oxx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received xx in the amount of xx and it was applied for the due date of The current P&I is xx and rate of interest is The current unpaid principal balance is in the amount of The last payment was made by borrower as per the loan modification agreement which was made on	Collections Comments:Available servicing comment and documents in file reveal that loan is in performing status.
The payment history dated as oxx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for xx  months. The last payment was received xx  in the amount of    xx  and it was applied for the due date oxx   The current P&I is    xx  and rate of interest is    The current unpaid principal balance is in the amount of      The last payment was made by borrower  as per the loan modification agreement which was made xx
According to the PACER, xx (borrower ) had filed bankruptcy under xx  with the case   xx   Schedule D in voluntary petition dated xx  states, the amount of claim without deducting value of collateral was    xx  and value of collateral that support for this claim was      However, unsecured portion remain as      POC was filed xx   in the secured claim amount    xx  and an arrearage in the amount of      xx  plan was filed xx   which states that arrearage was included in the plan for the amount    xx  and regular payment will be paid    xx  months through bankruptcy. Plan not confirmed yet.
Previously, borrower  had filed bankruptcy under xx  with the xx  on   This case was dismissed xx  and it was terminated xx
No foreclosure proceedings have been found in recent xx  months.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower ) had filed bankruptcy under xx  with the case   xx   Schedule D in voluntary petition dated xx  states, the amount of claim without deducting value of collateral was    xx  and value of collateral that support for this claim was      However, unsecured portion remain as      POC was filed xx   in the secured claim amount    xx  and an arrearage in the amount of      xx  plan was filed xx   which states that arrearage was included in the plan for the amount    xx  and regular payment will be paid    xx  months through bankruptcy. Plan not confirmed yet.
Previously, borrower had filed bankruptcy under xx with the xx on This case was dismissed xx and it was terminated xx	Loan modification agreement was made between borrower xx. on The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning x The new principal balance is The maturity date is x	Missing Required Disclosures Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months (CE, S&P) is xx but tape data shows Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date of last modification is xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months is xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance  :    Comment: Occupancy at origination (Property usage type) is primary but tape data shows Investor.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid current principal balance (UPB) per payment history is xx but tape data shows Null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file.
Anti Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76682219	xx	703	698	55.835%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,476.14	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has not been completed. The latest assignment is with xx
There is a junior mortgage in the favor of the xx
x installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx onxx/xx/xxxx.
x installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No active judgments or liens have been found.	According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
The reason for default is unable to be determined from the latest collection comments.
The borrower  has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower ) Darron T Long and Heather M Long and (QQQQQQQQQQQQQQQQQ) Bank of America, N. A. xx
The borrower  promises to pay the new UPB in the amount of    xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of    xx  beginning from xx   The maturity is xx   There is no provision for the balloon payment.
The foreclosure was initiated and the file was referred to an attorney xx   However, the foreclosure was put on hold as the borrower   Darron Thomas Long and Heather May Long had filed bankruptcy under xx  with the case   xx
The borrower   Darron Thomas Long and Heather May Long had filed bankruptcy under xx  with the case   xx   The plan was confirmed on   The POC was filed xx   with the claim amount of    xx  and the arrearage amount is      As per the xx  plan, the debtor shall pay to the trustee the sum of   xx  per month for  xx  months. The schedule D of Voluntary Petition dated xx  shows that the amount of claim without deducting the value of the collateral is    xx  and the value of the collateral is    xx ; however, the unsecured portion is      The date of the last filing is xx   There is no comment indicating a cram down.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx   However, the foreclosure was put on hold as the borrower   Darron Thomas Long and Heather May Long had filed bankruptcy under xx  with the case   xx
Bankruptcy Comments:The borrower Darron Thomas Long and Heather May Long had filed bankruptcy under xx with the case xx The plan was confirmed on The POC was filed xx with the claim amount of xx and the arrearage amount is As per the xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx ; however, the unsecured portion is The date of the last filing is xx There is no comment indicating a cram down.	This loan modification agreement was made between (borrower ) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from x The maturity is x There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months is xx; however, tape shows Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated in the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months is xx; however, tape shows     Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance  :    Comment: Occupancy at origination is primary; however, tape shows investor.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: xx   Tape Value: Single Family   Variance:    Variance  :    Comment: Subject property type is xx; however, tape shows single family.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per payment history is xx; however, tape shows null. Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "The xx is not signed by the borrower."	* MI, FHA or MIC missing and required (Lvl xx) "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located at Washington, following disclosures are missing from the loan file.
  Construction Lien Disclosure.
  Mortgage Loan Servicing Disclosure.
  Choice of Insurance Notice.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Property is Manufactured Housing (Lvl xx)     "According to the seller tape data, the subject property type is single family. However, as per the review of the updated title report dated x  the property type is manufactured home and the VIN   is ORFLxxADx  ALTA xx endorsement is missing from the title policy. Also, the affixation letter has not been found."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per HUD, the settlement date is xx which is not aligned with the note date x "		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25770866	xx	Unavailable	Not Applicable	43.121%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.250%	$449.12	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx
The Chain of assignment has not been completed. The last assignment is from xx
There is junior mortgage against the subject property in the favor of The xx
First and second installments of county taxes for the year of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx respectively. xx
According to the latest payment history as of the borrower is currently delinquent for xx months and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of	Collections Comments:The loan is currently in the foreclosure and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of The borrower has been maxxpayments as per the modification agreement dated xx with the interest rate of xx and P&I of According to comment dated the borrower was out of work due to broken ankle and pneumonia. According to the collection comment, the foreclosure was initiated and the file was referred to an attorney on The file was put on hold due to mediation which was ended on According to comment dated xx and notice of trustee’s sale located at “xx”, the sale has been scheduled on The sale has been cancelled due to the borrower , "xx" had filed bankruptcy under xx with the xx on
The POC was filed xx  by the creditor for the secured claim amount of    xx  and the arrearage amount is       According to voluntary petition schedule D, the value of the collateral is    xx  and the amount of secured claim is      The debtor shall pay to the trustee in the amount of   xx  months. The arrearage to be paid to the creditor, “xx” is in amount of    xx  with monthly payment of     The plan was confirmed on     xx month will be paid to BSI as ongoing adequate protection payments. That amount is higher than current monthly payment of     No latest BPO report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to the collection comment, the foreclosure was initiated and the file was referred to an attorney on   The file was put on hold due to mediation which was ended on   According to comment dated xx  and notice of trustee’s sale located at “Ln   xx ”, the sale has been scheduled on   The sale has been cancelled due to the borrower , "xx" had filed bankruptcy under xx  with the xx  on
Bankruptcy Comments:The borrower , "xx" had filed bankruptcy under xx with the xx on The POC was filed xx by the creditor for the secured claim amount of xx and the arrearage amount is According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is The debtor shall pay to the trustee in the amount of xx months. The arrearage to be paid to the creditor, “xx” is in amount of xx with monthly payment of The plan was confirmed on xx month will be paid to BSI as ongoing adequate protection payments.	This modification agreement was made xx between the borrower , xx and the lender, “xx”. According to modified terms, the new principal balance is The borrower promises to pay P&I in the amount of xx with the interest rate of xx beginning from x The new maturity date is	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per modification agreement, loan original maturity terms are xx months Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated and the file was referred to an attorney on x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per note, the stated remaining terms are xx months.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance  :    Comment: As per xx application report, the occupancy at origination is primary.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per appraisal report, original CLTV rate is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value xx   Variance:    Variance  :    Comment: As per payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, the unpaid current principal balance is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data:     xx Comparison value:    xx Variance:
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than   "
* Good Faith Estimate missing or unexecuted (Lvl xx)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* LTV or CLTV exceeds xx  (Lvl xx)     "According to the appraisal report, the appraised value is    xx and the loan amount is      There is one Piggyback loan in the amount of      Hence, CLTV is calculated as  xx  which exceeds  "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Washington State. The following state disclosures are missing from the loan file.
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "The subject mortgage was originated on However, according to the final HUD the settlement date is "		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23183388	xx	654	Not Applicable	38.415%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
No active liens and judgments have been found.
No tax information has been found.
According to the payment history as of the borrower has been delinquent for xx months and the next due date for payment is The last payment was received xx in the amount of which was applied for The current UPB reflected in the payment history is in the amount of The borrower has been maxxthe payments as per the Note term.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for payment is xx The last payment was received xx in the amount of which was applied for xx The current UPB reflected in the payment history is in the amount of The borrower has been maxxthe payments as per the Note term.

Reason for default is unable to be determined.

The loan has not been modified since origination.

As per the Notice of Default filed xx, the foreclosure was initiated in xx  and the lis pendens was filed xx   The Notice of trustee sale was filed xx shows that the sale was scheduled xx   However, it was put on hold as the borrower  had filed the bankruptcy xx

No information has been found in the latest xx  months of servicing comments regarding the occupancy.

No BPO and inspection reports have been provided.

Update: As per servicing comment dated   the loan modification effective date   The new modified unpaid principal balance is in the amount of    xx  with interest rate starting at  xx   and the borrower  promises to pay P & I in the amount of    xx  beginning from   The maturity date as per modification is xx

Foreclosure Comments:As per the Notice of Default filed xx by xx , the foreclosure was initiated in xx  and the lis pendens was filed xx   The Notice of trustee sale was filed xx shows that the sale was scheduled xx   However, it was put on hold as the borrower  had filed the bankruptcy xx
Bankruptcy Comments:According to the PACER, the borrower  xx had filed the bankruptcy under xx  with the case   xx   The POC was filed xx  with the secured claim amount of    xx  and the amount of arrearage was      The plan was confirmed xx  and as per the confirmed plan, the debtor shall pay to the trustee the sum of   xx  per month for xx  month, then   xx  per month for xx  months, then   xx  per month for xx  months and   xx  per month for xx  months. The motion for relief was filed xx
The date of the last filing of bankruptcy was xx	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Mortgage Insurance	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: Corporate advances amount updated as Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per the servicing comments the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Escrow advance balance per payment is       Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment reflects in the Payment History String as x     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment reflects in the Payment History String Reversed as x     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per the payment history current UPB is Tape Source: Initial Tape Type:	xx: Curable	* MI, FHA or MIC missing and required xx "MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl xx) "Loan Data: Comparison Data: xx and Variance: +
This loan failed the tax service fee test."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in xx State. The following required State disclosure is missing from the loan file.
  Impound Account Disclosure.
  Cosigner Notice.
  Private Mortgage Insurance Disclosure.
  Earthquake Disclosure forCondominiums.
  Hazard Insurance Disclosure.
  Insurer RecommendationDisclosure.
  CA Fair Lending Notice.
  Anti Tying Disclosure.
  Privacy Notice.
  Application for Credit Married Persons.
  Fair Debt Collection Notice.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the Note, the transaction date is x however; as per the HUD the settlement date is xx which is different from the Note date."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45855125	xx	598	Not Applicable	38.537%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$95,960.43	2.000%	$246.38	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has been completed. The latest assignment is from xx
There are no active judgments or liens found.
County annual taxes for the year of xxxx have been paid in the amount of x,xxx.xx for the due date xx/xx/xxxx.

Combined annual taxes for the year of xxxx/xxxx have been delinquent in the amount of $ x,xxx.xx and they are good throughxx/xx/xxxx for the due datexx/xx/xxxx.

According to the review of payment history as of the borrower is delinquent for xx months.
The next payment due date is on
The last payment was received in the amount of     with the rate of interest    which was applied for the due date of
The UPB is reflected in the amount of
The borrower is maxxpayment as per modification which was made on
The loan has been modified once since origination.
Collections Comments:The review of the collection comment shows that the loan is in the collections and the next due date for the payment is
x
The last payment was received in the amount of     with the rate of interest    which was applied for the due date of
The UPB is reflected in the amount of
The borrower  is maxxpayment as per modification which was made xx
The loan has been modified once since origination.
As per the review of the servicing comments, unable to be determined the reason for default.
As per the review of the servicing comments, the foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed xx  with case number  xx
As per the document located at“ xx ” in the loan file, the sale was scheduled xx  with maximum bid amount
The foreclosure was put on hold due to the borrower  xx  had filed bankruptcy under xx  with case     xx  on  xx  and case was dismissed on   The case was terminated xx
As per the review of the servicing comments, the sale was scheduled xx
The foreclosure was put on hold due to the borrower  xx  had filed bankruptcy under xx  with case    xx  and plan was confirmed on
As per the review of the servicing comments on   the property is occupied. No damage is found to the property.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed xx  with case number  xx
As per the document located at“ xx ” in the loan file, the sale was scheduled xx  with maximum bid amount
The foreclosure was put on hold due to the borrower  xx  had filed bankruptcy under xx  with case     xx  on  xx  and case was dismissed on   The case was terminated xx
As per the review of the servicing comments, the sale was scheduled xx
The foreclosure was put on hold due to the borrower  xx  had filed bankruptcy under xx  with case    xx  and plan was confirmed on

Bankruptcy Comments:The borrower  xx  had filed bankruptcy under xx  with case    xx  and plan was confirmed on   The debtor shall pay the total amount of    xx  months and    xx  months to the xx  Trustee, for the period oxx  months. The lenderhad filed POC xx  with the total amount    xx  and amount of arrearage is
The borrower xx had filed prior bankruptcy under xx with case xx on xx and case was dismissed on The case was terminated xx	This modification agreement was done between the borrower xx and xx The reason for modification is a financial hardship.
As per the modified terms, new principal balance is      The interest bearing amount is      The deferred balance is      There is no principal forgiven amount. There are xx steps of modification. borrower  promises to pay and the xxst step is   xx monthly with a modified interest rate  xx  beginning from x  xxnd step is   xx monthly with a modified interest rate  xx  beginning from  x    step is   xx monthly with a modified interest rate  xx  beginning from x  with a maturity date is x
Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per Note document Loan original maturity terms is xx months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per the review of the servicing comments, the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: As per the modified terms deferred balance is        Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: As per payment history, deferred balance is        Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: As per modification loan amortization is Step type amortization   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per Note document Loan original maturity terms is xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the Modification document, the Modification for Step xx payment date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the Modification document, the Modification for Step xx payment date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the Modification document, the Modification for Stepxx payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string reversed as x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrower, However unsigned copy of Final xx is available in loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than
TILA Foreclosure Rescission Finance Charge Test: Loan Data:     xx Comparison Data:     xx Variance
:   xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA foreclosure rescission finance charge test."
* GSE Points and Fees Test Violations (Lvl xx)     "Borrower has been charged Loan Discount Fee    xx and that the Bonafide Disclosure is missing in the loan file confirming Discount Points are bona fide.
This is applicable only when if discount points is charged and no rate sheet or bona fide disclosure is available provided points exceeds the over charge.
The Rate lock agreement is located at “xx”in the loan file. It is signed on x

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:  On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Settlement date is different from note date (Lvl xx)     "As per the HUD xx document, the settlement date is given   which is different from note date.
																									However, the Note date is "		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2026612	xx	505	528	33.040%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$39,041.95	6.000%	$696.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is incomplete. The last assignment was transferred from ‘xx

No prior delinquent taxes have been found.
Active liens and judgments are not found.
The county annual taxes for the year of xxxx-xxxx paid off in amount of $x,xxx.xx.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of The payment history reflects current unpaid principal balance is in the amount of The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I	Collections Comments:
The Payment History dated xx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for more than xx  months. The last payment was received in the amount of   xx  which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower  is maxxthe payment as per the modification terms that would be  xx   and modified P&I

The loan modification agreement was made between “xx III (borrower ) and xx (Co borrower )" and lender‘xx, N.A’ (QQQQQQQQQQQQQQQQQ) effective date is   The first modified payment is still due for the date oxx  and the new maturity date will be   The new modified unpaid principal balance is      deferred amount is    xx  and interest bearing amount is      The borrower  is maxxthe payment as per the modification terms would be  xx   and modified P&I

 xx  therefore; the unsecured portion is      The creditor has filed the POC xx  with secured claim amount of      unsecured amount is   xx  and arrearage is      Chapter plan xx  was entered on   Plan was confirmed on   The BK case was discharged xx  was discharged on   No further information is available about BK case.

Review of collection comment and loan documents state that the foreclosure was initiated in   The foreclosure file was referred to attorney xx  and complaint was filed on   The comment dated xx  shows that the motion for judgment was filed on   Again foreclosure file was referred to attorney xx  and judgment was entered on   The sale was scheduled xx  but it was canceled due to active bankruptcy hold. Bankruptcy was entered xx  with case   xx  and BK case was discharged on   The latest comment dated xx  shows that the notice of final cure refereed to attorney was filed on   No further information is available about foreclosure.

Foreclosure Comments:Review of collection comment and loan documents state that the foreclosure was initiated in   The foreclosure file was referred to attorney xx  and complaint was filed on   The comment dated xx  shows that the motion for judgment was filed on   Again foreclosure file was referred to attorney xx  and judgment was entered on   The sale was scheduled xx  but it was canceled due to active bankruptcy hold. Bankruptcy was entered xx  with case   xx  and BK case was discharged on   The latest comment dated xx  shows that the notice of final cure refereed to attorney was filed on   No further information is available about foreclosure.
Bankruptcy Comments: xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is The creditor has filed the POC xx with secured claim amount of unsecured amount is xx and arrearage is Chapter plan xx was entered on Plan was confirmed on The BK case was discharged xx was discharged on No further information is available about BK case.
The loan modification agreement xx (borrower ) and xx (Co borrower )" and lender ‘xx,  effective date is   The first modified payment is still due for the date oxx and the new maturity date will be   The new modified unpaid principal balance is      deferred amount is    xx and interest bearing amount is      The borrower  is maxxthe payment as per the modification terms would be  xx  and modified P&I
Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per tape data the amortization term months are However as per review the amortization term months are Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Corporate advances: Recoverable per payment history       Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Currently in foreclosure yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per tape data the loan original maturity term months are  However as per review the loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance  :    Comment: As per tape data the payment history string is xx However as per review the payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per tape data the payment history string reversed is xx However as per review the payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in FL State; however, required state disclosures are missing from loan file.
Anti Coercion Notice
Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55125453	xx	652	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx The chain of assignment has been completed as the current assignee isxx The annual county taxes of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.	The review of the payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received onxx in the amount of xx which was applied for the due date of The current UPB reflected is in the amount of	Collections Comments:According to the collection comments the present status of the loan is in foreclosure, The borrower has been in default from the payments for xx have been made on Foreclosure Referred to attorney on complaint had been filed xx and judgment was completed on borrower filed bankruptcy with case xx on BK dismissed xx and sale had been rescheduled for borrower filed bankruptcy xx with case xx and plan has been confirmed xx and the case has been dismissed on The borrower has been in default from the payments for xx have been made on The review of the payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of xx which was applied for the due date of The current UPB reflected is in the amount of
Foreclosure Comments:The borrower  has been in default from   the payments for xx  have been made on   Foreclosure Referred to attorney on   complaint had been filed xx  and judgment was completed on   borrower  filed bankruptcy  xx  with case    xx  and plan has been confirmed xx  and the case has been dismissed on   The borrower  has been in default from   the payments for xx  have been made xx
Bankruptcy Comments:xx filed xx bankruptcy with case xx and plan has been confirmed on The case has been dismissed on Schedule D in Voluntary petition shows xx as unsecured portion out of the claim amount xx As pe rthe POC dated xx the secured claim amount is xx and amount of arrears is	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per the note the loan has interest only period.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The next rate change date is     Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: Appraisal report is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Appraisal report is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Appraisal report is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFFFFxx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Frequency   Loan Value: xx Months   Tape Value: xx Months   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application along with initial application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL along with initial TIL is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial escrow account  disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Origination appraisal is missing in the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider is missing in the loan file."
* Missing Required State Disclosures (Lvl xx)     "The following state disclosures are missing in the loan file. Anti Coercion Notice. Title Insurance Disclosure. Radon Gas Disclosure. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The service transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Unable to confirm operative index value due to missing documents."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96341973	xx	738	Not Applicable	44.250%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$1,943.06	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/x shows the subject mortgage was originated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against the borrower which is in the amount of  $xxx.xx recorded on  xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
The review of payment history as oxx states that the borrower has been maxxpayments regularly till date and next payment due date is The last payment was received xx in the total amount of xx in which P&I was included in the amount of xx with the interest rate of The current unpaid principal balance is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in active bankruptcy. The debtor xx had filed bankruptcy xx with case no. According to the history provided by PACER, the plan was confirmed xx POC was filed xx in the amount of xx and the amount of arrearage was The review of payment history as oxx states that the borrower has been maxxpayments regularly till date and next payment due date is xx The last payment was received xx in the total amount of xx in which P&I was included in the amount of xx with the interest rate of The current unpaid principal balance is in the amount of Foreclosure was initiated on the subject property since The file was referred to attorney xx and the complaint was filed xx However, the foreclosure was placed on hold due to bankruptcy xx borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.
Reason for default is decreased income.

Foreclosure Comments:Foreclosure was initiated on the subject property since   The file was referred to attorney xx  and the complaint was filed xx   However, the foreclosure was placed on hold due to bankruptcy xx
Bankruptcy Comments:The debtor xx had filed bankruptcy xx with case no. According to the history provided by PACER, the plan was confirmed xx POC was filed xx in the amount of xx and the amount of arrearage was	Loan Modification agreement was made between borrower xx
The borrower  had given promise to pay the UPB of    xx with interest rate of  xx  with P&I of    xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of x
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per tape data, amortization term months (CE, S&P) is However, review of the available loan files states that it is Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: As per tape data, Coporate advances: recoverable per payment history is (   xx). However, review of the available loan files states that it is        Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per tape data, currently in foreclosure? is no. However, review of the available loan files states that it is yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per tape data, doc date of last modification is x  However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per tape data, loan original maturity term is xx months. However, review of the available loan files states that it is xx months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per tape data, original CLTV ratio percent is    However, review of the available loan files states that it is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per tape data, original standard LTV is    However, review of the available loan files states that it is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per tape data, reversed payment history string is xx. However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per tape data, reversed payment history string is xx  However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per tape data, street Address of the subject property is xx. However, review of the available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data, current principal balance (UPB) per payment history is NULL. However, review of the available loan files states that it is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test: FAIL, loan data:      comparison data:      variance:     "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Florida. The following state disclosures are missing from the loan file:
xx) Anti Coercion Notice
xx) Title Insurance Disclosure
xx) Radon Gas Disclosure
xx) Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan files."
																									* TIL not hand dated (Lvl xx) "Final TIL is available in the loan files. However, it is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90871440	xx	763	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,502.64	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx

The chain of the assignment has been completed. The latest assignment is xx

There is one junior mortgage active against the subject property is in the favor oxx

There is Certificate of sale for unpaid sewer charges in xxxx in the favor oxx

The xxxx Combined x installment taxes have been paid on x/x/x in the amount of $ x,xxx.xx.

The xxxx Combined x installment taxes have been paid on x/x/x in the amount of $ xxxx.xx.

The xxxx Combined x installment taxes have been paid on x/x/x in the amount of $ xxxx.xx.

The xxxx Combined xth installment taxes have been due on x/x/x in the amount of $ xxxx.xx.

No prior years delinquent taxes have been found.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:According to the collection comments the loan is currently in active bankruptcy and plan has been confirmed. The borrower is in default from Foreclosure has been referred to attorney on complaint has been filed xx and judgment has been entered on As per the comments the FC has been contested as borrower has filed a Motion in the action which requires a response in opposition be filed by plaintiff. The comment dated xx states that borrower was approved for TPP last year with wells fargo. borrower and his counsel make the claim that the borrower made all the TPP payments and has filed a motion to enforce. Sale had been scheduled for FC is on hold due to bankruptcy and sale date is postponed to According to the PACER, the borrower had filed bankruptcy under xx with the case xx on The POC was filed on the POC amount is xx and the arrearage amount is The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx ; however, the unsecured portion is The debtor shall pay to the trustee xx months.
The reason for default is decreased income. The subject property is occupied by the owner. No comments have been found for damages.
The review of the payment history shows that the borrower  has been delinquent for xx  months and the next due date for the payment is xx   The last payment was received xx  in the amount of    xx  which was applied for the due date oxx  The current UPB reflected is in the amount of
Foreclosure Comments:The foreclosure was initiated and foreclosure has been referred to attorney on   complaint has been filed xx  and judgment has been entered on   As per the comments the FC has been contested as borrower  has filed a Motion in the action which requires a response in opposition be filed by plaintiff. The comment dated xx  states that borrower  was approved for TPP last year with wells fargo. borrower  and his counsel make the claim that the borrower  made all the TPP payments and has filed a motion to enforce. Sale had been scheduled for   FC is on hold due to borrower  filed bankruptcy xx  and sale date is postponed to
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx with the case xx on The POC was filed on the POC amount is xx and the arrearage amount is The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx ; however, the unsecured portion is The debtor shall pay to the trustee xx months.
The loan modification agreement was made between the borrower  xx   N.A.. The modified UPB is in the amount of    xx with an interest rate of  xx   and P&I of      The first payment started from xx till the maturity date of x  There is no provision for the balloon payment and it does not have modification steps.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The amortization term is xx months. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:    xx   Tape Value:    xx   Variance:    xx   Variance  :  xx    Comment: NxxA.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The modification date is     Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The maturity term is xx months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The CLTV is     Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The LTV is     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:  xx   Variance:    Variance  :    Comment: The property Address is  xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
This loan failed the TILA finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Borrower has been charged Loan Discount Fee   xx and that the Bona fide Disclosure or rate sheet is missing in the loan file confirming Discount Points are bona fide."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than   "
* Missing Required Disclosures (Lvl xx)     "The list of service provider is missing in the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in NJ State. The following state disclosures are missing in the loan files.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5559171	xx	516	Not Applicable	48.064%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$64,872.09	5.000%	$729.89	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx

The chain of assignment is incomplete ; xx

x. There is junior mortgage against the property in amount of xx
Active liens and judgments are not found.
No prior delinquent taxes have been found.
The county taxes for the year xxxx-xxxx are paid ofxx

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of   xx which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower is maxxthe payment as per the modification terms that would be  xx  and modified P&I
Collections Comments:
According to the latest comment no visible   have been found.

The Payment History dated xx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for more than xx  months. The last payment was received in the amount of   xx  which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower  is maxxthe payment as per the modification terms that would be  xx   and modified P&I

This loan modification agreement was made between the ‘ xx ’ (borrower ) and (QQQQQQQQQQQQQQQQQ) xx
The borrower  promises to pay the new UPB in the amount of    xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of   xx  beginning from xx  till the maturity date xx   The interest bearing amount is    xx  and deferred balance is in the amount of

The loan is currently delinquent for more than xx  months. Subject property is xx in  xx  years. The review of payment history as oxx  reflects that the borrower  is delinquent for xx  months and next payment due date is   Based on the payment history the last payment was received xx   The current unpaid principal balance per the payment history is in the amount of      The foreclosure was initiated in   As per the comment dated xx   the file was referred to an attorney xx   . The complaint was filed xx  and no evidences have been found regarding judgment. According to the ‘Notice of sale’ the foreclosure was scheduled xx   However, the foreclosure sale was canceled because foreclosure was put on hold as the borrower  filed bankruptcy xx  with the case   xx   Currently loan is in active bankruptcy hold. The SOL is not expired yet.

Bankruptcy filed by “xx” under the xx  date   Schedule D of voluntary petition dated xx  shows that the amount of secured claim without deducting the value of collateral    xx  and the value of collateral that supports this claim is    xx  therefore; the unsecured portion is       The creditor has filed the POC xx  with secured claim amount of      unsecured amount is   xx  and arrearage is      Chapter plan xx  was entered xx  the debtor shall pay the payment for xx  months in amount of     The amended plan was entered xx  debtor shall pay the payment   xx  months. However, this plan was confirmed on   Further information is not available about the BK case.

Foreclosure Comments:
The loan is currently delinquent for more than xx  months. Subject property is located in xx State and the SOL for this state is xx  years. The review of payment history as oxx  reflects that the borrower  is delinquent for xx  months and next payment due date is   Based on the payment history the last payment was received xx   The current unpaid principal balance per the payment history is in the amount of      The foreclosure was initiated in   As per the comment dated xx   the file was referred to an attorney xx   . The complaint was filed xx  and no evidences have been found regarding judgment. According to the ‘Notice of sale’ the foreclosure was scheduled xx   However, the foreclosure sale was canceled because foreclosure was put on hold as the borrower  filed bankruptcy xx  with the case   xx   Currently loan is in active bankruptcy hold. The SOL is not expired yet.

Bankruptcy Comments:

Bankruptcy filed by “xx” under the xx  date   Schedule D of voluntary petition dated xx  shows that the amount of secured claim without deducting the value of collateral    xx  and the value of collateral that supports this claim is    xx  therefore; the unsecured portion is       The creditor has filed the POC xx  with secured claim amount of      unsecured amount is   xx  and arrearage is      Chapter plan xx  was entered xx  the debtor shall pay the payment for xx  months in amount of     The amended plan was entered xx  debtor shall pay the payment   xx  months. However, this plan was confirmed on   Further information is not available about the BK case.
This loan modification agreement was made xx (borrower ) and xx
The borrower  promises to pay the new UPB in the amount of    xx with an annual fixed modified interest rate of  xx  and new P&I is in the amount of   xx beginning from xx till the maturity date x  The interest bearing amount is    xx and deferred balance is in the amount of
Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization Term Months is However, tape data shows Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: Corporate Advances: Recoverable per Payment History is     However, tape data shows (   xx).   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Tape data shows there is no foreclosure. However, review of collection comment shows there is a foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original Maturity Term Month is   However, tape data shows     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History String is x  However, tape data shows xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment History STring Reversed is x  However, tape data shows xx    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance per payment history is However, tape data shows NULL. Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
																									* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx) "As per ROR transaction date is xx which is after the note date is x "		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90129926	xx	453	Not Applicable	37.313%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$6,681.06	2.000%	$1,559.71	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx
There is active state tax lien against the borrower which is in the amount of $x,xxx.xx, recorded on xx/xx/xxxx and filed by State xx
Annual county taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx
There is county x installment of xxxx-xxxx is delinquent for the due date ofxx/xx/xxxx in the amount of $x,xxx.xx
Review of the payment history is available from xx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since Foreclosure was referred to dated xx The foreclosure was placed on hold due to loss mitigation. Review of the payment history is available from xx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of The loan was modified with an effective date oxx and a new principal balance is xx to the step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginning xx with a new maturity date oxx The rate changes in xx steps ending at xx with P&I The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount. The borrower had filed the BK under the xx th xx xx and the plan was confirmed on The POC was filed on The POC amount is xx and total arrearage amount is The case was discharged on
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since   Foreclosure was referred to dated xx   The foreclosure was placed on hold due to loss mitigation.
Bankruptcy Comments:The borrower had filed the BK under the xx th xx xx and the plan was confirmed on The POC was filed on The POC amount is xx and total arrearage amount is The case was discharged on	The loan was modified with an effective date oxx and a new principal balance is xx to the step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginning xx with a new maturity date of x The rate changes in xx steps ending at xx with P&I The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is x The UPB that has been amortized is xx as an interest bearing amount.	Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months is xx however tape data show it is xx Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Currently in foreclosure is yes, however tape data show it is no   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Interest only period is yes, however tape data show it is no   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: Loan amortization type is fixed, however tape data show it is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months is   however tape data show it is     Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original standard LTV is    however tape data show it is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string i x  however tape data show it is xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is x  however tape data show it is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid current principal balance per payment history is however tape data show it is null Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by borrowers."	* Credit Score for borrower is less than xx (Lvl xx) "Credit score for borrower is less than "
* Missing Required State Disclosures (Lvl xx)     "The list of service provider is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "Settlement date is xx which is different from note date x "		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51750691	xx	608	517	59.481%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$408.48	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx
The chain of assignment has not been completed. xx
No active judgments or liens have been found against the borrower and subject property.
Annual combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
Annual combined taxes for the year of xxxx have been due in the amount oxx
No, any prior year delinquent taxes have been found.

According to the payment history as of the borrower is delinquent from xx months and next due date is The last payment was received xx in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the modification agreement which was made on	Collections Comments:As per the servicing comment as oxx the loan is in collections and next due date is xx The last payment was received xx in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the modification agreement which was made xx
The reason for default is unable to be determined.
The foreclosure was initiated in xx  and file was referred to an attorney on   The foreclosure was re initiated in xx  and file was referred to an attorney xx   However, the foreclosure was put on hold due to the borrower  xx had filed bankruptcy under xx  with the case   xx   The POC was filed by CAM xx V Trust for the secured claim amount is    xx  and arrearage amount is    xx   The xx  plan was confirmed xx   The debtor shall pay for trustee in the amount of   xx  months.
As per the comment dated   the subject property had damage its roof. The comment dated xx  stated that the loss draft amount is   xx  and the comment dated xx  stated that the check has been deposited in the amount of    xx  with the check      The comment dated xx  stated that the loss date is xx  and loss type is hail disaster for the claim amount is    xx  with the company name  . The comment dated xx  stated that the xx   repairs have been completed. No, any latest BPO reports have been found in the loan files. No, any further  details have been found.

Foreclosure Comments:The foreclosure was initiated in xx  and file was referred to an attorney on   The foreclosure was re initiated in xx  and file was referred to an attorney xx   However, the foreclosure was put on hold due to the borrower  xx had filed bankruptcy under xx  with the case   xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx The POC was filed by CAM xx V Trust for the secured claim amount is xx and arrearage amount is xx The xx plan was confirmed xx The debtor shall pay for trustee in the amount of xx months.	The loan was modified once since origination. The borrower has been maxxthe payments as per the modification agreement which was made on x As per the modified terms, the new principal balance is The borrower has promised to pay in xx steps for the amount of xx for xx months and xx for xx months with the interest rate of xx and xx respectively beginning xx till maturity date is x	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The loan amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:    xx   Variance:   xx   Variance  :   xx    Comment: xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated in xx and file was referred to an attorney on   The foreclosure was re initiated in xx and file was referred to an attorney on x    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The loan was modified on x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The term is xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
 TX Loan Agreement Notice
 Commitment RequirementxxAnti Tying
 TILA Disclosures in Spanish
 Home Equity Consumer Disclosure
 Home Equity Loan Interest and Fees Preclosing Disclosure
 Home Equity Loan Copies of Documents
 Home Equity Loan Rescission Notice
 Fair Market Value of Homestead Property Acknowledgment
 Home Equity Loan Notice of Address for Borrower Notification of Violation
 Choice of Insurance Notice
 Collateral Protection Insurance Disclosure
 Non Deposit Investment Product Disclosure Are there any promotional materials?
 Insurance Solicitation ost Commitment Requirement
 Construction Loan Disclosure"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The required affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "The final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99049332	xx	636	637	34.085%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,239.26	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
The chain of assignment has not been completed. The last assignment was with xx
There is one junior mortgage against the property, with Lender xx
There is certificate of lien against the in the amount oxx
Combined taxes have been paid in the amount of $xxxx.xx and due taxes have been due in the amount of xxxx.xx.
No prior year delinquent taxes have been found.
Review of the payment history provided from xx reveals that borrower has been the delinquent for than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the mod terms.
The borrower is currently xx months behind his scheduled payments.
Collections Comments:borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.
Review of the payment history provided from xx  reveals that borrower  has been the delinquent for than xx  days. The last payment was received in the amount of    xx  which was applied for the due date oxx   The next due date is xx   Current UPB as of date reflects in the provided payment history is in the amount of    xx  and current interest rate as per payment history is    borrower  is currently maxxthe payment according to the mod terms.
The borrower  is currently xx  months behind his scheduled payments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Modification agreement was made xx . As per the modified term, the new principal balance
borrower  promises to pay    xx monthly with a modified interest rate of  xx   beginning from xx with a maturity date of x  This modification contains balloon provision. borrower  has promise to pay the balloon payment in the amount of
Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The amortization term months Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per modification document contain balloon provision.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months     Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the note document original note doc date is x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The maturity date is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The UPB as per the payment history is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl xx) "Compliance Ease Risk Indicator is moderate as the loan is failing for MT License Validation Test:"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for MT License Validation Test:
This loan failed the Montana license validation test. (MT HB   MCA §  xx) The Montana Residential Mortgage Lender Licensing Act requires non exempt mortgage lenders engaged in the business of maxxresidential loans to be licensed under the Act by October     After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter."
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is  xx  which is greater than  xx  hence MI certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service providers is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the final HUD settlement date is xx and the note date is xx which was different from each other."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76246173	xx	707	Not Applicable	56.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx

The chain of assignment has been completed and current assignee of mortgage xx

The chain of title is made between the granto xx
No active judgments or liens found.

xxxx combined annual taxes have been paid off in the amount of $x,xxx.xx.

x installment of xxxx-xxxx year combined property tax has been paid off on xx/xx/xxxx in the amount of $xxxx.xx.

x installment of xxxx year combined property tax was delinquent on xx/xx/xxxx in the amount of $ x,xxx.xx and good through date isxx/xx/xxxx.	Payment history available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal balance according to payment history is in the amount of The current interest rate is xx with P&I in the amount of
The borrower has been maxxpayments according to modification terms.	Collections Comments:The loan is in collection.
Payment history available from xx  till xx  shows that the borrower  is not maxxregular payments. The loan payments are currently xx  months delinquent. The next due date is xx   The last payment was received xx  in the total amount of    xx  for the due date oxx   The unpaid principal balance according to payment history is in the amount of      The current interest rate is  xx    with P&I in the amount of
The borrower  has been maxxpayments according to original note terms.

borrower  had filed bankruptcy under xx  with the xx   POC was filed xx  state the amount of secured claim is    xx  with arrearage amount of       Motion to relief was filed xx   The stipulation agreement was filed xx   The debtor was discharged withheld for other reasons. The bankruptcy was terminated xx

As per updated title report dated xx   the foreclosure was initiated on the subject property referred to attorney in xx  and the service complete was filed on   No other evidence has been found regarding foreclosure in latest xx  months collection comment.

No latest BPO report available in the loan file
As per collection comment the subject property is occupied by owner with good condition and well maintained
As per collection comment dated xx   the loss type was xx    and the claim file was transferred to  The claim was filed by borrower  and the approximate claim amount is      No visible damage has been found as per collection comment dated xx   As per collection comment dated xx   the

Foreclosure Comments:As per updated title report dated xx   the foreclosure was initiated on the subject property referred to attorney in xx  and the service complete was filed on   No other evidence has been found regarding foreclosure in latest xx  months collection comment.
Bankruptcy Comments      Motion to relief was filed xx   The discharge withheld for other reasons on . The bankruptcy was terminated xx
Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Mortgage Insurance	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: Bankruptcy is yes; however, tape shows no. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Current foreclosure is yes; however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance  :    Comment: Occupancy at origination is primary; however, tape shows investor.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is xx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string reversed is xx; however, tape shows xx    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per payment history is xx; however, tape shows null. Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "The HUD is not signed by borrower. The State isxx."	* MI, FHA or MIC missing and required (Lvl xx) "The MI , FHA or MIC is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "?The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
  Appraisal Disclosure
  xxnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
  Interest Rate Disclosure
  Lock In Agreement Disclosure
  Payoff Statement Disclosure
  Legal Representation Disclosure
  Non Prime HUD Contact Disclosure
  Non Prime Notice of Loan Terms Disclosure
  Interim Financing Disclosure"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "?Required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "The settelement date is xx and the note dated is xx; however, the settlement date is different from the note date. The state is xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42020168	xx	655	Not Applicable	31.680%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is with xx
There are no any active liens and judgments.
The county taxes of the year xxxx have been paid in the amount oxx
No prior year delinquent taxes have been found.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount oxx	The payment history dated as oxx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received xx in the amount of xx and it was applied for the due date of The current P&I is xx and rate of interest is The current unpaid principal balance is in the amount of The last payment was made by borrower as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as oxx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for xx  months. The last payment was received xx  in the amount of   xx  and it was applied for the due date oxx   The current P&I is   xx  and rate of interest is    The current unpaid principal balance is in the amount of      The last payment was made by borrower  as per the Note.
There is no foreclosure proceedings found in recent xx  moths.
No bankruptcy filing has been found by the borrower .
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Mortgage Insurance	Field: Escrow Advance Balance per Payment History Loan Value: xx Tape Value: xx xx Comment: As per payment history escorw balance is xx Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: Loan was not modified.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per appraisal report CLTV is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per appraisal report LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history reversed string is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history UPB is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl xx) "This loan failed the FHA late charge test. Loan data is comparison data is xx and variance is +
This loan failed the FHA QM safe harbor test. Loan data is    comparison data is  xx  and variance is +
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.
This loan does not qualify for a safe harbor. The loan has an APR of    The APR threshold to qualify for a safe harbor is
Qualified Mortgage Safe Harbor Threshold: Loan data is    comparison data is  xx  and variance is +  "
* Good Faith Estimate missing or unexecuted (Lvl xx)     "The final good faith estimate is missing from the loan file."
* Higher Priced Mortgage Loan test Fail (Lvl xx)     "This loan failed the higher priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher priced mortgage loan, as defined in Regulation Z. While the higher priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §   some lenders and secondary market investors may prefer not to fund or buy higher priced mortgage loans even if the additional conditions are met.
Higher Priced Mortgage Loan Test: Loan data is    comparison data is  xx  and variance is +  "
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is greater than   hence required MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Louisiana. The following state disclosures are missing from the loan file.
 Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
 Anti Tying Disclosure
 Financial Institution Choice of Insurance Disclosure"
																									* Settlement date is different from note date (Lvl xx) "As per final HUD settlement date is xx which is later than Note date x "		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96414724	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.200%	$711.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of the assignment is completed as currently, xx
x. There are two active Tax Lien (Real Estate) found against the subject property in the combined amount ofxx
x. There is also one junior mortgage against Frable which is in the amount of xx No prior year delinquent taxes have been found pending.	Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in active collections. Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of Loan Modification agreement was made between borrower and lenderxx The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date oxx borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed. Reason for default is decreased income.

Update:
As per servicing comment dated   the property is owner occupied.
As per the servicing comment dated   the reason for default is excessive obligations.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of x	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Mortgage Insurance Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amort term months is tape shows xx Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: C   Variance:    Variance  :    Comment: xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment: Deferred balance amount is NA, tape shows       Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Deferred balance amount per pay history is     tape shows       Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Doc date of last mod is x  tape shows xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: First pay date is x  tape shows xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan maturity months are   tape shows xx   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Mod first pay date is x  tape shows x    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Original stated rate is    tape shows  xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Payment history string is   tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance  :    Comment: Payment history string reversed is x  tape shows xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per pay history is tape shows Null Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The Final xx (Application) is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from loan files."
* LTV or CLTV exceeds xx  (Lvl xx)     "LTV xxCLTV is  xx  which exceeds threshold value of  "
* MI, FHA or MIC missing and required (Lvl xx)     "Mortgage Insurance certificate is missing from loan files and it is required."
* Missing Appraisal (Lvl xx)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from loan files."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54827277	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$562.08	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx.
The chain of assignment has been completed. Currently, the last assignment is from xx
There is one junior mortgage against the subject property in the favor oxx
Combined annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of the borrower is currently delinquent from xx months and next due date is The last payment was received xx in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the modification agreement which was made on	Collections Comments:As per the servicing comment as oxx the loan is currently active in the bankruptcy and next due date is xx The last payment was received xx in the amount of xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxthe payments as per the modification agreement which was made xx
The reason for default is illness of borrower .
The foreclosure was initiated in xx  and file was referred to an attorney xx   The step sale was scheduled xx   However, the foreclosure was put on hold as borrower  filed bankruptcy xx   The borrower  xx had filed bankruptcy under xx  with the case   xx   The plan was confirmed on   The POC was filed on   The POC was filed xx  for the secured amount of    xx  and arrearage is in the amount of      There is no comment indicating a cram down.
The subject property is owner occupied. No, damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx  and file was referred to an attorney xx   The step sale was scheduled xx   However, the foreclosure was put on hold as borrower  filed bankruptcy xx  with chapter
Bankruptcy Comments:The borrower . had filed bankruptcy under xx with the case xx The plan was confirmed on The POC was filed on The POC was filed xx for the secured amount of xx and arrearage is in the amount of There is no comment indicating a cram down.	This loan was modified once. According to the modification agreement, the loan was modified xx between the borrower xx. The new modified principal balance is in the amount of The borrower has promised to pay for the amount of xx with an interest rate of xx beginning from xx till maturity date is x	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per note amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: As per payment history corporate advance balance is   xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Foreclosure was initiated in     Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per note first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per note amortization terms are xx months.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification first payment date is x    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per note stated original rate is  xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string is x .   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history reversed string is x    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment: Complaint file date is unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, the new UPB is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Georgia state. The Disclosure of Additional Fees state disclosures is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "The opertaive index value unabe to be determined in the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80390093	xx	Unavailable	Not Applicable	44.909%	First	Final policy	Not Applicable	x	Unavailable	xx	Not Applicable	4.900%	$562.30	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
There are two mortgages on the subject property. First, originated xx the amount of   xx
There are three state tax liens against xx different dates in the total amount of $x
No prior year delinquent taxes have been found.
According to payment history as of the loan is current and the mortgage payment is due for On the old due date xx was adjusted to xx due to loan modifcation. The current UPB is reflected in the amount of The current interest rate and P&I is xx respectively.	Collections Comments:According to payment history as oxx the loan is current and the mortgage payment is due for xx On the old due date xx was adjusted to xx due to loan modification. The current UPB is reflected in the amount of
According to 'xx comment dated   the loan was modified xx  with new UPB in the amount of    xx  and interest at the rate of    However, the modification agreement containing the above terms is missing from the loan file. The first modified payment date is xx  and P&I is
The RFD is due to a curtailment of income.
The loan has been modified twice since origination.
As per the review of the servicing comments by "FAY", the foreclosure was initiated and the file was referred to an attorney xx    The file was later put on hold due to loss mitigation xx    The comment dated xx  states, the three months trial MOD was approved whose payments had begun from xx  in the amount of     The servicing comment dated   the borrower  had completed the trial payment plan.
No comment indicating any damage or repair pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments by   the foreclosure was initiated and the file was referred to an attorney xx    The file was later put on hold due to loss mitigation xx    The comment dated xx  states, the three months trial MOD was approved whose payments had begun from xx  in the amount of     The servicing comment dated   the borrower  had completed the trial payment plan.
Bankruptcy Comments:xx (borrower xxdebtor) filed bankruptcy under xx with the xx Debtor filed the xx plan xx which was confirmed xx According to the plan, the borrower paid to the trustee xx months. The credito xx. had filed the POC xx with the secured claim of xx and the arrearage of The case was discharged xx	MOD agreement is missing from the loan file.
According to 'xx comment dated   the loan was modified xx with new UPB in the amount of    xx and interest at the rate of    However, the modification agreement containing above terms is missing from the loan file. The first modified payment date is xx and P&I is      Recent payment history dated xx shows that the old due date (xx) adjusted to new due date x  current UPB in the amount of     xx and interest at the rate of
The loan has been modified twice since origination. It was previously modified on x	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months are Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The borrower had filed the bankruptcy.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the Note, teh first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Modification first payment date is x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per the appraisal, the CLTV is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per the appraisal, the LTV is      Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per the Note, the interest rate is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA finance charge test.
Loan Data   xx Comparison Data   xx Variance    xx

The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than   "
* ComplianceEase TILA Test Failed (Lvl xx)     "CE risk indicator is "Moderate" due to TILA finance Charge Test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the Note, the loan was originate on x However, as per the HUD xx the settlement date is x The property is located in CA state."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64399076	xx	Unavailable	Not Applicable	31.183%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$597.09	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx. The assignment is missing from xx
There is an active mortgage prior to the subject Mortgage, in the favor of x xx ,which was recorded xx the lien position has changed to second. Final HUD-x does not shows payoff. No release or satisfaction document was found in the loan document stating the prior mortgages have been released. However, Final Title Policy at the origination does not reflect any exception for senior mortgage. It shows a clear title.
No active liens and judgments have been found against the borrower.
x installment of annual county taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
x  installment of annual city taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of the borrower is currently delinquent for xx months and the next due date for payment is The last payment was received date is xx it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in

Collections Comments:The loan is currently in Collections and the next due date for payment is xx The last payment was received date is xx it is in the amount of The UPB reflected in the latest payment history is in the amount of The borrower has been maxxpayment as per Modification in
The loan has been modified only once since origination. The effective is from xx  between the borrower xx and the lender   xx  with interest rate  xx   which steps up in xx  steps ending at    The borrower  promises to pay the monthly  P&I of   xx  beginning from xx   The maturity date is xx    The interest bearing amount is      This modification does not contain any balloon provision.
The reason for default from the servicing comment is Illness of borrower .
According to servicing comment, the bankruptcy has not been filed.
According to servicing comment, the foreclosure activity has not been filed.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at The borrower promises to pay the monthly P&I of xx beginning from x The maturity date is x The interest bearing amount is The loan has been modified only once since origination. This modification does not contain any balloon provision.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The amortization term in months are Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Note reflects the Borrower's First Name as xx.    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first payment date is x    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: There is interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance  :    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term in months are     Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The Modification reflects the Modification Step xx Rate as      Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Modification reflects the First Payment Date x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The original CLTV ratio percent is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: original LTV is      Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per Note Original P&I is        Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCxxCCCCCxxCxxCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCxxCxxCCCCCxxCCC   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the brokeragexxfinder fee test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "BrokeragexxFinder Fee Test: FAIL Loan Data    xx Comparison Data    xx Variance :+
This loan failed the brokeragexxfinder fee test. (Tenn. Comp. R. & Regs.   xx(xx))
The mortgage loan charges a brokeragexxfinder fee that exceeds xx  of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokeragexxfinder fee of more than xx  of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Foreclosure Rescission Finance Charge Test: Result:FAIL; Loan Data:    xx;  Comparison Data:   xx;Variance:
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR § xx(h) , transferred from xx CFR
§ xx(h) )
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of Tennessee. The following required State Disclosure is missing in the loan file.
 Placement of Insurance Disclosure
 Availability of Title Insurance
 TN Consent to Disclosure of Insurance Information
 Choice of Agentxxinsurer
 Insurance Solicitation ost Commitment"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4632986	xx	Unavailable	Not Applicable	48.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx The chain of assignment is not complete. Last assignee is xx.There is junior mortgage is active against subject property in the amount oxx.
Also there is a state tax lien is active against subject property in the amount of $x,xxx.xx in the favor oxx	Provided payment history as of reveals that the loan is in delinquency for xx month. The next due date for the payment is The borrower is not maxxregular payments as per note P&I. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:The loan is in collections.The review of payment history as of dated xx shows that the borrower is borrower is delinquent for xx month from xx The last payment was received xx in the amount of xx which was applied for the due date xx The current unpaid principal balance is in the amount of xx which was reflected in the payment history.

No evidences of prior modification has been found.

The occupancy of the subject property is unable to be determined with no evidence of damages or repairs.

No delinquent taxes found.

No property damages were observed as per the available servicing comments.

No evidences regarding active foreclosure are found.

No evidences regarding active bankruptcy are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape the original note Doc date is x However,as per review the original note Doc date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCxxCCCxxCCCxxCCCxxCCxx   Variance:    Variance  :    Comment: As per tape data payment history string is xxCxxCCCxxCCCxxCCCxxCC However,as per review the payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCxxCCCxxCCCxxCxxCxxCxx   Variance:    Variance  :    Comment: As per tape data payment history string reversed is xxCCxxCCCxxCCCxxCxxCxxC However,as per review the payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data stated maturity date is x However,as per review the stated maturity date is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Maine state. The following state disclosures are missing from the loan file.
Notice to Cosigner
Choice of Insurance Notice
Withholding Tax Disclosure"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR document is not hand dated by all borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83206799	xx	622	Not Applicable	59.032%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx. The chain of assignment is completed as the last assignee is xx. Society, assignment was recorded onxx/xx/xxxx. There is a junior credit card judgment against borrower in the amount of $x which was recorded on x/x/x by xx	Review of payment history as oxx shows that the borrower is delinquent for xx months. The last P&I was received xx in the amount of xx which was applied for the due date Next due date is The PITI is The current unpaid principal balance is in the amount of xx which was reflected in the payment history. Borrower made latest payments as per Note terms.	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for xx months. The last P&I was received xx in the amount of xx which was applied for the due date xx Next due date is The PITI is The current unpaid principal balance is in the amount of xx which was reflected in the payment history. borrower made latest payments as per Note terms.
No evidence of post closing foreclosure or bankruptcy has been found.
borrower  intention is to retain the property.
No evidence of damage or repair on subject property has been found.
It seems property is in good condition.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per tape data amortization term months are However, as per review, amortization term months are Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per tape data loan original maturity term months are  However, as per review, loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data original note doc date is x However, as per review, original note doc date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCxx   Variance:    Variance  :    Comment: As per tape data payment history string is xxCCxx However, as per review, payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCxx   Variance:    Variance  :    Comment: As per tape data payment history string reversed is xxC However, as per review, payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data stated maturity date is x However, as per review, stated maturity date is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: NxxA Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower however date is printed on ROR."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrower however date is printed on Final TIL."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42407323	xx	Unavailable	Not Applicable	51.455%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$665.81	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx

The last assignee was transferred from ‘xx

There are active senior mortgage on subject property is in the amount oxx
No prior year delinquent taxes found pending.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of   xx which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower is maxxthe payment as per the modification terms that would be  xx  and modified P&I
Collections Comments:According to the collection comment dated the subject property is occupied by owner. No visible damage has been found. Reason for default is excessive obligation of borrower .

The Payment History dated xx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for more than xx  months. The last payment was received in the amount of   xx  which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower  is maxxthe payment as per the modification terms that would be  xx   and modified P&I

The loan modification agreement was made between “xx and lender‘Prof  S xx    and the new maturity date will be   The new modified unpaid principal balance is    xx  and interest bearing amount is      The borrower  is maxxthe payment as per the modification terms would be  xx   and modified P&I

Review of collection comment and loan file stated that the foreclosure was initiates in   The foreclosure file was referred to attorney on   The comment dated xx  shows that the user has placed file on hold for original assignment and hold was started from   Collection comment dated xx  the preliminary title clear. No further details have been found.

No evidences have been found regarding bankruptcy filing.

Foreclosure Comments:Review of collection comment and loan file stated that the foreclosure was initiates in   The foreclosure file was referred to attorney on   The comment dated xx  shows that the user has placed file on hold for original assignment and hold was started from   Collection comment dated xx  the preliminary title clear. No further details have been found.
Bankruptcy Comments:Not Applicable

The loan modification agreement was made between “xx   The first modified payment is still due for the date oxx and the new maturity date will be   The new modified unpaid principal balance is    xx and interest bearing amount is      The borrower  is maxxthe payment as per the modification terms would be  xx  and modified P&I
Affiliated Business Disclosure Credit Report Missing Required Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No Comment: Currently in Foreclosure is Yes; however tape data shows No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc Date of Last Modification is xx; however tape data shows     Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First payment date is xx; however tape data shows     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Modification first payment date is xx; however tape data shows     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxx   Tape Value: xxCxxCxxCxxCxxFCCxx   Variance:    Variance  :    Comment: Payment History String is xx; however tape data shows xxCxxCxxCxxCxxFCC    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMxx   Tape Value: xxCCFxxCxxCxxCxx   Variance:    Variance  :    Comment: Payment History String Reversed is xx; however tape data shows xxCCFxxCxxCxxC    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment: S&C filling date is Unavailable; however tape data shows     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is xx; however tape data shows Null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36970740	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$16,900.76	6.500%	$530.61	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
Below mentioned liens and judgments are found pending.
There is an active senior civil judgment against the borrower in the amount oxx
There is junior civil judgment in the amount of $x in favor oxx which was recorded on xx/xx/xxxx.
There is junior civil judgment in the amount of $x,x in favor oxx was recorded on xx/xx/xxxx.
There is junior civil judgment in the amount of $x in favor oxx which was recorded on xx/xx/xxxx.
There is junior civil judgment in the amount of $x  in favor xx which was recorded on xx/xx/xxxx.
Annual estimated tax is $x with no prior year delinquency.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx months. The last payment was received in the amount of xx which was applied for the due date Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxpayment according to the modification terms made on	Collections Comments:Review of loan file and servicing comment reveals that borrower has been the delinquent for more than xx months. The last payment was received in the amount of xx which was applied for the due date xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxpayment according to the modification terms made on
Foreclosure process was initiated on the loan in   S&C was filed on   Later FC file was placed on hold due to title issue. There is some legal discrepancy issue between mortgage and vesting deed. Latest comment dated xx  states that FC hold was projected to end xx  which had re projected to   FC is still on hold and a new hold end date has been projected for
No evidence of post closing BK has been found.
Foreclosure Comments:Foreclosure process was initiated on the loan in   S&C was filed on   Later FC file was placed on hold due to title issue. There is some legal discrepancy issue between mortgage and vesting deed. Latest comment dated xx  states that FC hold was projected to end xx  which had re projected to   FC is still on hold and a new hold end date has been projected for
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and xx and borrower promised to pay P&I xx per month which will be change periodically beginning on x The new principal balance is xx out of it xx is the defer balance. Hence interest bearing amount is First payment was started from xx and the maturity date is	Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx xx xx Comment: Deferred Balnce Amount, Data provided is xx however Audit Value is Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First Payment Date , Data provided is xx however Audit Value is x    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Modification First Payment Date , Data provided is xx however Audit Value is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: MCCCCCCCCCCCCCCCCxxFFFF   Variance:    Variance  :    Comment: Payment History string , Data provided is MCCCCCCCCCCCCCCCxxFFFF however Audit Value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFxxCCCCCCCCCCCCCCCCM   Variance:    Variance  :    Comment: Payment History string reversed, Data provided is FFFFFxxCCCCCCCCCCCCCCCM however Audit Value is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: Purpose of Refinance per Application, Data provided is Lower Rate Term however Audit Value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: Purpose of transaction is cash out, tape shows refi.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History, Data provided is Null however Audit Value is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Risk Indictor shows "Moderate" for State Regulations Test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "State Regulations Failed for interest rate test.
Loan data is    Comparison data is  xx  and the variance is of +  "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47395993	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$10,329.87	5.000%	$410.02	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
The last assignment was transferred from xx
There are two active senior mortgages against the subject property as; first mortgage is in favor of ‘xx

The combined taxes have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received xx in the amount of   xx with interest rate of  xx  for the due date of   The next due date is   The payment history reflects current unpaid principal balance is in the amount of      The Borrower is maxxthe payment as per the modification terms that would be  xx  and modified P&I
Collections Comments:The latest comment dated xx shows that the subject property is occupied by owner.

Review of updated payment history dated xx  shows that the loan is performing and borrower  is maxxhis monthly payments. The last payment was received xx  in the amount of   xx  with interest rate of  xx   for the due date of   The next due date is   The payment history reflects current unpaid principal balance is in the amount of      The borrower  is maxxthe payment as per the modification terms that would be  xx   and modified P&I

The loan modification agreement was made between xx" and lender‘ xx’ (QQQQQQQQQQQQQQQQQ) effective date is   The first modified payment is still due for the date oxx  and the new maturity date will be   The new modified unpaid principal balance is    xx  and interest bearing amount is      The borrower  is maxxthe payment as per the modification terms would be  xx   and modified P&I

No evidences have been found regarding foreclosure and bankruptcy filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between “xx effective date is The first modified payment is still due for the date oxx and the new maturity date will be The new modified unpaid principal balance is xx and interest bearing amount is The borrower is maxxthe payment as per the modification terms would be xx and modified P&I	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: First Payment Date Loan Value: xx Tape Value: xx xx (Days) Comment: As per the Note, the first payment date is x Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first modification payment date is     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CxxCCCxxCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCxxCCCxxC   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: Purpose of transaction per HUD xx is cash Out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in North Carolina state. However, the following disclosures are missing from the loan file.
 Amortization Schedule Disclosure
  Credit Property Insurance Disclosure
  Fee Agreement
  Priority of Security Instrument Disclosure
  Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72647926	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$10,684.09	2.000%	$255.98	xx/xx/xxxx	Financial Hardship	The updated title report dated xx
There are no active liens and judgments found against the borrower.
xxxx x installment taxes are paid in the amount of $xxx.xx and x installment will due on xx/xx/xxxx in the amount of $xxx.xx.
No prior delinquency has been found.

According to the payment history as of dated the borrower is current with the loan and is maxxregular payments and the next due date is The last payment was received xx in the amount of xx(PITI) which was applied to The monthly P&I is in the amount of xx with an interest rate of According to the current UPB as per the latest payment history, the borrower had made last payment as per the modification made on
Collections Comments:The loan is currently in Collection. According to the payment history as of dated the borrower is current with the loan and is maxxregular payments and the next due date is The last payment was received xx in the amount of xx (PITI) which was applied to The monthly P&I is in the amount of xx with an interest rate of According to the current UPB as per the latest payment history, the borrower had made last payment as per the modification made on
The modification agreement was made between lender  N.A. and borrower    xx   As per the modified term, the new principal balance is      The borrower  promises to pay   xx  monthly with a modified interest rate of  xx    beginning from xx  with a maturity date oxx   The loan was modified two times since origination. The loan was modified xx  located at " xx ".
The borrower   had filed bankruptcy under xx  with the case   xx   However the case was discharged xx  and terminated on
The reason for default was Unable to be determined. The subject property has been occupied by the owner. The borrower 's intention is to keep the property.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx However the case was discharged xx and terminated on	This modification agreement was made between Lender N.A. and borrower xx the modified term, the new principal balance is The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of x The loan was modified two times since origination. This was modified xx located at "

Affiliated Business Disclosure Credit Application Credit Report HUD xx Closing Statement Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization Months are Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The borrower had filled bankruptcy on xx and discharged on     Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The loan maturity term in months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification the first payment change date is x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The original CLTV is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The original standard LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CxxCCCCCCCCCxxCCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as xxMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCxxCCCCCCCCCCxxC   Variance:    Variance  :    Comment: The Payment History String reversed is MMMMMMMMM      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The unpaid principal balance is Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final HUD is located at "xx". However second page of hud is missing. All the values are updated from the Itemization located at "xx"."
* Lost Note Affidavit xx "Lost note affidavit datedxx and located at "xx" showing that original note was misplaced, lost or destroyed. A Copy of Note is also located in the same file and the values are updated as per same."	* Application Missing (Lvl xx) "Application is located at " x LOAN pg xx". However page xx is missing from the application."
* ComplianceEase Exceptions Test Failed (Lvl xx)     "This loan failed the Indiana license validation test.
IN License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the Indiana license validation test."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
 Hazard Insurance Disclosure
 Federal Consumer Credit Protection Act Disclosure
 Insurance Freedom of Choice Disclosure"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85608871	xx	Unavailable	Not Applicable	8.253%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$641.53	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. xx
No active liens and judgments have been found.
The annual combined taxes have been paid in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to the payment history as of the borrower has been delinquent for a month and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB reflected in the payment history is in the amount of The borrower has been paying as per the loan modification agreement dated	Collections Comments:According to the servicing comments, the loan is in collections and the next due date for the payment is xx The last payment was received xx in the amount of which was applied for xx The current UPB reflected in the payment history is in the amount of The borrower has been paying as per the loan modification agreement dated xx

Reason for default is unable to be determined.

The loan has been modified xx   According to the modified terms, the new principal balance was in the amount of        The borrower  promises to pay   xx  with the interest rate of  xx   beginning from xx   The new maturity date is xx
The prior modification was done xx

According to the comment dated xx   the foreclosure was initiated and the sale was scheduled xx ; however, it was put on hold due to the loss mitigation.

xx (borrower xx ) had filed the bankruptcy under xx  with the xx   Hence, the case was discharged and terminated xx

The servicing comment dated xx  shows that the subject property is owner occupied.

No BPO and inspection reports have been provided.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:According to the comment dated xx   the foreclosure was initiated and the sale was scheduled xx ; however, it was put on hold due to the loss mitigation.
Bankruptcy Comments: (borrower xx had filed the bankruptcy under xx with the xx Hence, the case was discharged and terminated xx	This modification agreement was made xx betweent xx
According to the modified terms, the new principal balance was in the amount of        The borrower  promises to pay   xx with the interest rate of  xx  beginning from x  The new maturity date is x
The prior modification was done on x	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months are Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The borrower had filed the bankruptcy.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The loan was in foreclosure.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the Note, the first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The Original Note reflects the Loan Maturity Term in Months as    The last Modification added xx months to the term and the new Term in Months is       Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first modified payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCxxCCCCCCCCxx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCxxCCCCC   Variance:    Variance  :    Comment: The payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as: xx Glade Aster Court.    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance  :    Comment: The subject property is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The current UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the first lien broker fees test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "First Lien Broker Fees Test: FAIL, Loan Data:     Comparison Data:   xx and Variance: +
This loan failed the first lien broker fees test due to one of the following findings:
The loan is a first lien mortgage with a principal amount that is greater than or equal to   xx and the sum of all limited
broker fees exceeds the greater of  xx  of the principal amount or    Limited broker fees are all fees designated
for the broker other than the origination fee, discount points, assumption fee, rate lock fee, broker fee, application fee, commitment fee, lender inspection fee (post close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all limited broker fees exceeds the
greater of  xx  of the principal amount or    Limited broker fees are all fees designated for the broker other than the origination fee, discount points, assumption fee, rate lock fee, broker fee, application fee, commitment fee, lender inspection fee (post close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than   xx and the loan charges a limited broker fee ."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "PMI certificate is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of servicing providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in North Carolina State. However, the following state disclosures are missing from the loan file:
  Amortization Schedule Disclosure.
  Credit Property Insurance Disclosure.
  Fee Agreement.
  Priority of Security Instrument Disclosure.
  Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98375219	xx	Unavailable	Not Applicable	43.079%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$7,102.11	3.750%	$494.35	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx. There is one junior mortgage which was originated on xx chain of assignment has been completed as the current assignee is xx. All the prior year taxes have been paid.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment was received xx in the amount of xx which was applied for the due date xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the modification agreement made on	Collections Comments:Review of loan file and servicing comment shows that the borrower is currently delinquent for xx months. The last payment was received xx in the amount of xx which was applied for the due date xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the modification agreement made on
No evidence of post closing foreclosure or bankruptcy has been found.
borrower  intention is to retain the property.
No evidence of damage or repair on subject property has been found. It seems property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified xx between (borrower ) xx MOD the new modified principal balance is borrower agreed to pay the P&I of xx with fixed interest rate of First payment was started from xx and the maturity date is	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months is Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months is     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Mod first payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCxxCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCxxCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: Property Address street is "xx".   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in RatexxTerm   Tape Value: Debt consolidation   Variance:    Variance  :    Comment: Purpose of refinance as per the application is "Change in rate and term".   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow accounting disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20119787	xx	Unavailable	Not Applicable	34.180%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$881.15	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on x xx The chain of assignment has been completed as the subject xx
xx. The subject property is located in State oxx. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid liens will paid in full with unpaid interest and late fees.

There are two state tax liens against the name of borrower total in the amount of $x,x in favor of State of Maryland which were recorded onxx/xx/xxxx and xx/xx/xxxx.

There are multiple judgments against the name of borrower total in the amount of $x,x in favor of multiple plaintiffs which were recorded in between x/x/xx /xx/xxxx.
Review of updated payment history shows that the loan is in delinquency for xx months. The last payment was received xx in the amount of xx with interest rate of xx for the due date of The next due date is The latest payment history reflects the UPB in the amount of The payments were made by the borrower according to the modification dated	Collections Comments:As per latest comment dated xx the foreclosure referral package completed xx No further details are available.
borrower  had filed bankruptcy under xx  with the xx  The bankruptcy was discharged on  xx  and the case was terminated xx   There is no motion for relief Filed and Evidence of Reaffirmation.

The loan is in delinquency for xx  months. The last payment was received xx  in the amount of   xx  with interest rate of  xx   for the due date oxx   The next due date is xx   The latest payment history reflects the UPB in the amount of      The payments were made by the borrower  according to the modification dated xx   The loan was modified with an effective date oxx  and according to the mod the new principal balance is    xx  with a step modification and the rate started from    The borrower  had given promise to pay P&I in the amount of   xx  which had begun from xx  with a new maturity date oxx   The rate changes in xx  steps ending at  xx   .

 According to the updated title report dated xx  the subject mortgage is at lower lien position as there are xx  HOA liens on the subject property in  F of Fletchers     xx  which were recorded in between xx   The subject property is located in State of  xx which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid liens will paid in full with unpaid interest and late fees.

According to the servicing comments the property is owner occupied and no visible damages were reported.
The comment dated xx  states that reason for default is death of borrower ; however, the death certificate is not available in the loan file. The latest comment dated xx  states that reason for default is unemployment.

Foreclosure Comments:As per latest comment dated xx  the foreclosure referral package completed xx   No further details are available.
Bankruptcy Comments:borrower had filed bankruptcy under xx with the xx The bankruptcy was discharged on xx and the case was terminated xx There is no motion for relief Filed and	The loan was modified with an effective date xx and according to the mod the new principal balance is xx with a step modification and the rate started from The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of x The rate changes in xx steps ending at xx .	Affiliated Business Disclosure Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization Term Months, data provided is xx however Audit value is Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: the borrower had filed bankruptcy on x    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Currently in Foreclosure, data provided is No however Audit value is Yes.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First payment Date, data provided is xx however Audit value is x    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Interest Only Period?, data provided is No however Audit value is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: as per mod amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan Original Maturity Term Months, data provided is xx however Audit value is     Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Modification First Payment Date, data provided is xx however Audit value is     Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: Original Stated P&I, data provided is    xx however Audit value is        Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCxxCxx   Variance:    Variance  :    Comment: Payment history string, data provided is CCCCCCCCCCCCCCxxCxx however Audit value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCxxCCCCCCCCCCCCCCC   Variance:    Variance  :    Comment: Payment history string Reversed, data provided is xxCxxCCCCCCCCCCCCCC however Audit value is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid current principal balance per payment history, data provided is NULL however Audit vaalue is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65656059	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,128.25	xx/xx/xxxx	Financial Hardship	The updated title report dated xx
There are x state tax liens are in the favor oxx
xxxx x installment county taxes will due on xx/xx/xxxx in the amount of $xxxx.xx and the x installment county taxes will due on xx/xx/xxxx in the amount of $xxxx.xx. No prior year delinquency has been found.
According to the payment history as oxx the borrower is maxxregular payments and the next due date is The last payment was received xx in the amount of xx(PITI) which was applied to The monthly P&I is in the amount of xx with an interest rate of The UPB is reflected in the payment history is in the amount of The borrower had made last payment as per the modification made on	Collections Comments:The loan is currently performing and the borrower is maxxregular payments.
According to the payment history as oxx  the borrower  is maxxregular payments and the next due date is  The last payment was received xx  in the amount of   xx (PITI) which was applied to   The monthly P&I is in the amount of   xx  with an interest rate of    The UPB is reflected in the payment history is in the amount of     The borrower  had made last payment as per the modification made xx
The loan has been modified since the origination. The modification agreement was made between the borrower  xx and lender  N.A., xx   As per the modified terms, the new principal balance is      The interest bearing principal balance is      There is no principal forgiven amount and deferred balance in this modification.
First Payment had begun xx  and borrower  has promised to pay    xx  monthly with a modified interest rate of  xx   and the maturity date is xx  There is no provision for the balloon payment.
No comments have been found regarding the foreclosure and the bankruptcy.
The subject property is owner occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx N.A., on x As per the modified terms, the new principal balance is
The interest bearing principal balance is      There is no principal forgiven amount and deferred balance in this modification.
First Payment had begun xx and borrower  has promised to pay    xx monthly with a modified interest rate of  xx  and the maturity date is x There is no provision for the balloon payment.
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per Note document Loan original maturity terms is xx months. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per Note document the First payment change on x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per Note document Loan original maturity terms is xx months.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the Modification document, the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance  :    Comment: An Appraisal report is missing in the given loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value:  xx    Variance:    Variance  :    Comment: An Appraisal report is missing in the given loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value:  xx    Variance:    Variance  :    Comment: An Appraisal report is missing in the given loan file   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCxxCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per the payment history string as     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCxxCCCCxx   Variance:    Variance  :    Comment: As per the payment history string reversed as     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per Note document property Address street xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, Unpaid Current Principal Balance (UPB) is reflected in the amount of Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "The copy of Final xx is available in the loan file, located at ("xx"). However, the HUD is not signed by the borrower."	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "TILA APR Test: FAIL Loan Data   xx  Comparison Data  xx  Variance   xx
This loan failed the TILA APR test.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test. Closed end

Initial TIL Disclosure Date Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
Closed end
The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR § xx or §   or delivery of all material disclosures, whichever occurs last.

This loan failed the initial TIL disclosure date test due to one of the following:
The date creditor received the application (formerly application date) is on or after July    "
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl xx)     "Final Good Faith Estimate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account  disclosure is missing from the  loan file."
* Initial Good Faith Estimate is Missing (Lvl xx)     "Initial Good Faith Estimate is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located in Washington (WA)state. The below Required State disclosures are missing in the given loan file.

 Construction Lien Disclosure
 Choice of Insurance Notice
 Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application
 Mortgage Loan Servicing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Notice of servicing Transfer document is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "The ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63559486	xx	Unavailable	Not Applicable	45.473%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$1,727.73	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
The chain of the assignment has been completed. The latest assignment is with xx
There is a senior mortgage open against the property in favor oxx
There is a civil judgment open against xx $x,x which was recorded onxx/xx/xxxx.

First and second county taxes of xxxx have been paid in the total amount of $x,xxx.xx.
First and second town taxes of xxxx have been paid in the total amount of xxxx.xx.	The payment history dated as oxx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received xx in the amount of xx and it was applied for the due date of The current P&I is xx and rate of interest is The current unpaid principal balance is in the amount of The last payment was made by borrower as per the loan modification agreement which was made on	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as oxx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for xx  months. The last payment was received xx  in the amount of    xx  and it was applied for the due date oxx   The current P&I is    xx  and rate of interest is    The current unpaid principal balance is in the amount of The last payment was made by borrower  as per the loan modification agreement which was made on
No foreclosure proceedings have been found in recent xx  months.
No bankruptcy filing has been found by the borrower .
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and NA xx with the new modified unpaid principal balance is The interest bearing amount was xx with interest rate xx and the modified P&I was The first modified payment due date was xx and the maturity date will be x	Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The amortization term months is Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per note, the borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per note, the borrower last name is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The loan original maturity term months is     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The mod first payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMxxMMxx   Tape Value: xxCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMMxxMM   Tape Value: xxCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per note, the property Address is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data, the UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
 VA Application Disclosure
 Choice of Settlement Agent Disclosure
 Disclosure of Charges For Appraisal or Valuation
 Copy of Appraisal or Statement of Appraised Value"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22954469	xx	659	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx The chain of assignment has been completed. No active judgments and liens have been found. No prior year delinquent taxes have been found.	According to the payment history as of the borrower is current with the loan payments. The last payment was received xx in the amount of xx which was applied to the due date of The next due date is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:The borrower is current with the loan payments. According to the payment history as oxx the borrower is current with the loan payments. The last payment was received xx in the amount of xx which was applied to the due date of The next due date is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of

Update: No additional information was found in recent collection comments review.
 The subject property has been occupied by the owner. No comment indicating any damage or repair to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Modification First Payment Date Loan Value: Not Applicable Tape Value: xx Comment: The borrower has been maxxpayment as per the terms of note. The loan modification agreement available in the loan file is not executed by the borrower. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCxxCCCxxCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCxxCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Debt consolidation   Variance:    Variance  :    Comment: The Application reflects the Purpose of Refinance as Cash out  Other.    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: As per HUD   the transaction is cash out refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history the UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The list of service provider document is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR not hand dated by borrower."
																									* TIL not hand dated (Lvl xx) "TIL not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87413393	xx	772	662	36.955%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$1,135.98	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in collections. Loan Modification agreement was made between borrower xx
The borrower  had given promise to pay the UPB of    xx  with interest rate of  xx    with P&I of    xx   with fixed amortized type and it was beginning from first payment date xx   and ends with the maturity date oxx
Review of the payment history is available from xx  states that the borrower  has been delinquent for more than xx  days. The last payment was received in the amount of    xx  which was applied to due date oxx  and the next due date is   Current UPB reflects in the provided payment history is in the amount of borrower  wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.
Reason for default is decreased income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower s xx FA on effective date of
The borrower  had given promise to pay the UPB of    xx with interest rate of  xx   with P&I of    xx  with fixed amortized type and it was beginning from first payment date xx  and ends with the maturity date of
HUD xx Closing Statement Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per note maturity months are Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :    Comment: As per payment history escrow balance is       Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per note first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per note maturity months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification first payment dtae is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCxxCCCCxx   Variance:    Variance  :    Comment: As per payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCxxCCCCxxCCCCCCCC   Variance:    Variance  :    Comment: As per payment history reversed string is x    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance  :    Comment: As per appraisal report subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history UPB is Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx is available in the loan file. However the some points and fees are hand written."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "Settlement date is xx which is different from note date x "		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61752217	xx	665	683	39.908%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.125%	$861.95	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
There is an active Municipal lien on the subject property which was recorded onxx/xx/xxxx in favor oxx
The second installment county taxes of xxxx-xxxx are due in the amount $xxxx.xx for the due datexx/xx/xxxx. The first installment county taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx month and next due date for the payment is The last payment was received xx in the amount of xx for due date The UPB is reflected in the amount of xx till the due date of The borrower has been maxxthe payments as per the modification agreement.
Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for xx month and next due date for the payment is xx The last payment was received xx in the amount of xx for due date xx The UPB is reflected in the amount of xx till the due date oxx The borrower has been maxxthe payments as per the modification agreement.
The loan modification agreement was made xx  between the borrower xx and lender  N.A. The borrower  promises to make a monthly payment of   xx  with the interest rate of  xx   beginning from xx  till maturity date oxx   The New Principal Balance stated in the modification is
The borrower  had filed bankruptcy under xx  with the case   xx   The case was discharged xx  and terminated xx   The Voluntary Petition, Schedule D shows the amount of  xx  as an unsecured portion out of the amount of claim     Did not see any comments reflecting cram down.
The reason for default as per servicing comment is a reduction of income.
A review of collection comment shows no indication of post closing foreclosure activity.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  had filed bankruptcy under xx  with the case   xx   The case was discharged xx  and terminated xx   The Voluntary Petition, Schedule D shows the amount of  xx  as an unsecured portion out of the amount of claim     Did not see any comments reflecting cram down.

The loan modification agreement was made xx between the borrower xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of x The New Principal Balance stated in the modification is	HUD xx Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months is Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The borrower had filed bankruptcy under chapter xx with the case   xx on x    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx  Variance:    Variance  :    Comment: As per note borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :    Comment: As per payment history escrow balance is   xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per note first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification first payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCxxCxx   Variance:    Variance  :    Comment: As per payment history string x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCxxCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per payment history reversed string is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per note property Address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: As per application purpose of refinance is cash out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history UPB is Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "The final xx is missing from the loan file. However, points and fees are updated as per the itemization document located at ( xx )."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure forCondominiums
 Hazard Insurance Disclosure
 Insurer RecommendationDisclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Property is Mobile Home (Lvl xx)     "According to the appraisal title report, the subject property is mobile home. The ALTA xx endorsement is not available with the title policy. However, the manufactured home rider with security instrument shows model   SPD xx and serial    M. Also, the updated title report dated xx shows that the subject property is Mobile Home and as per Notice of mobile home of commercial coach, installation on a foundation system ( U title page xx ) the unit has been permanently affixed to a foundation with serial  IDA  "
																									* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx) "ROR transaction date is However, original Note date is Hence, ROR transaction date is not consistent with the Note and settlement date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88597374	xx	676	675	41.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the original note terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the original note terms.
borrower  has filed bankruptcy under xx  case   xx  on   Schedule D of voluntary petition dated xx   shows amount of secured claim without deducting the value of collateral is    xx  and value of collateral is    xx  therefore the unsecured portion is      Statement of Intention of voluntary petition dated xx  states that the debtor intent to retain the subject property. xx  Trustee's Report was filed xx  which states that the no distribution has been don. Debtor got discharged on
Foreclosure proceeding is not yet started.
As per latest comment dated xx   subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:borrower has filed bankruptcy under xx case xx on Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is Statement of Intention of voluntary petition dated xx states that the debtor intent to retain the subject property. xx Trustee's Report was filed xx which states that the no distribution has been don. Debtor got discharged on	Not Applicable	Missing Dicsloures Missing Required State Disclosures	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: As per tape data bankruptcy (post loan origination)? is no, however according to collection comment it is yes. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: As per tape data modification first payment date is   however according to collection comment it is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per tape data original CLTV ratio percent is    however according to collection comment it is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per tape data original standard LTV (OLTV) is    however according to collection comment it is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCxx   Variance:    Variance  :    Comment: As per tape data payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCxx   Variance:    Variance  :    Comment: As per tape data payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: As per tape data purpose of refinance per application is lower rate or term, however according to collection comment it is cash out   other.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data unpaid current principal balance (UPB) per payment history is null, however according to collection comment it is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the state disclosure which are missing from the loan file;
  Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
  Disclosure of Additional Fees"
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84681558	xx	624	Not Applicable	22.524%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$540.13	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated xx
The chain of the assignment has not been completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are four civil judgments in the total amount of $x which were recorded on different dates and filed by xx
Annual combined taxes have been paid in the amount of $x.x.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx reveals that borrower has not been. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the mod terms.
Collections Comments: xx had filed bankruptcy under xx and the debtor was discharged xx
Case was terminated xx
Voluntary petition was filed xx  which does not show the unsecure portion.

Update: No additional information was found in recent collection comments review.
borrower  wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.
Review of the payment history provided from xx  reveals that borrower  has not been. The last payment was received in the amount of   xx  which was applied for the due date oxx   The next due date is xx    Current UPB as of date reflects in the provided payment history is in the amount of    xx  and current interest rate as per payment history is    borrower  is currently maxxthe payment according to the mod terms.

Foreclosure Comments:Not Applicable
Bankruptcy Commentsxx had filed bankruptcy under xx  and the debtor was discharged xx
Case was terminated xx
Voluntary petition was filed xx  which does not show the unsecure portion.
Loan modification agreement was made between the borrower and lender on x The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from x The new principal balance is The maturity date is x	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The Original Note reflects the amortized Term in Months as The last Modification added xx months to the term and the new Term in Months is Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post Loan Origination as the subject loan closed on xx     Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Document Date of the Last Modification is x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per note first payment date x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: The Original Note reflects the Loan Maturity Term in Months as   The last Modification added xx months to the term and the new Term in Months is     Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as xx   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Modification reflects the First Payment Date x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCxxCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCxxCCCCC   Variance:    Variance  :    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is xx Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "Lost note affidavit is found in the loan file at locator which states the original note was lost. The duplicate copy of note is located in the same file."	* Missing Required Disclosures (Lvl xx) "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99760360	xx	649	Not Applicable	42.430%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$964.35	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx. The chain of assignment is completed as the subject mortgage is currently assigned to “xx recorded on xx/xx/xxxx. Active junior or senior judgments/liens/mortgages: xx x. There is an active junior Civil Judgment available in the updated title report against xx The annual County taxes for xxxx are due in the amount of $xxx.xx onxx/xx/xxxx. The annual School axes for xxxx-xxxx have been paid in the amount of $x,xxx.xx onxx/xx/xxxx. No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of the loan is currently in delinquency for month and the next due for regular payment is The last regular payment (P&I) has been made xx in the amount of xx for the due date of The UPB as of the date is in the amount of The borrower has currently been maxxpayments according to the loan modification agreement which was made on	Collections Comments:The loan is currently in delinquency for month and the next due for regular payment is xx The last regular payment (P&I) has been made xx in the amount of xx for the due date oxx The UPB as of the date is in the amount of The borrower has currently been maxxpayments according to the loan modification agreement which was made xx No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings. The comment dated xx states that the reason for default of the loaan is borrower 's curtailment of income. The comment dated xx states that the subject property was occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified xx with new principal balance of The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of x	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization Term Months Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per Note document the first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The original maturity Term Months     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification document the first payment date is x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per note document property Address street xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in RatexxTerm   Tape Value: Lower rate or term   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl xx) "This loan failed the Pennsylvania license validation test. (PA HB xx Sectixx)
The Pennsylvania HB xx requires non exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xxth,  "
																									* Missing Required Disclosures (Lvl xx) "List of Service providers disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13227731	xx	Unavailable	Not Applicable	32.137%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$518.75	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx.
Chain of assignment has been completed. The assignment is from xx,
There are no active liens and judgments found.
The x combined taxes of the year xxxx have been paid in the amount of $x,xxx.xx.
The x combined taxes of the year xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of the borrower is maxxregular payment. The last payment was received xx in the amount of xx for due date Next due date is The UPB reflected as per payment history is in the amount of Borrower is maxxpayments as per MOD made on	Collections Comments:Review of loan file and servicing comment shows that the borrower is maxxregular payment. The last payment was received xx in the amount of xx for due date Next due date is The UPB reflected as per payment history is in the amount of borrower is maxxpayments as per MOD made on
No evidence of post closing BK and Foreclosure has been found.
The reason for default is curtailment of income. The subject property is owner occupied. The borrower 's intention is to keep the property. No comments have been found regarding the damage and repair in the latest servicing comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between (borrower ) xx borrower promised to pay the new UPB in the amount of xx with step interest rate starting at xx and new P&I in the amount of xx beginning from x The new maturity date will be x	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per note maturity terms are xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The loan was modified on x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per note first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: There is step modification.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per note maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per modification mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per modification mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per modification mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per modification mod step xx date is x    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification mod first payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CxxCCCxxCxxCCCCxxCxxCxx   Variance:    Variance  :    Comment: As per payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCxxCCCCxxCxxCCCxxC   Variance:    Variance  :    Comment: As per payment history reversed string is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: As per application purpose of refinance is cash out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl xx) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Illinois state. The following disclosures are missing from the loan file.
 IL Collateral Protection Insurance Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72932287	xx	805	Not Applicable	24.394%	First	Short Form Policy	Not Applicable	x	xx	xx	Not Applicable	4.750%	$848.76	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is with xx
xx
There is water/sewer lien in the favor oxx which was recorded on x/x/x.
There is water/sewer lien in the favor oxx
There is water/sewer lien in the favor oxx
There is a state tax lien in the favor of The xx $x which was recorded on x/x/x.
There is a state tax lien in the favor of The xx of $x which was recorded on x/x/x.
No delinquent taxes have been found for the prior year.
According to the payment history as of the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of xx for the due date of The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the modification agreement.
Collections Comments:The review of the collection comment shows that the loan is in active foreclosure and the next due date for the payment is xx The foreclosure was initiated and the file was referred to an attorney xx The notice of trustee sale had been sent xx The loan was modified xx between the borrower xx (“QQQQQQQQQQQQQQQQQ”). However, the foreclosure was placed on hold. The comment dated xx states that the foreclosure was initiated and the file was referred to an attorney xx No further details have been found regarding the foreclosure. According to the payment history as oxx the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received xx in the amount of xx for the due date oxx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the modification agreement. The loan was modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy has been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx   The notice of trustee sale had been sent xx   The loan was modified xx   between the borrower  xx and   N.A.  (“QQQQQQQQQQQQQQQQQ”). However, the foreclosure was placed on hold. The comment dated xx  states that the foreclosure was initiated and the file was referred to an attorney xx   No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified xx between the borrower xx principal balance as per modification is in the amount of xx with an interest rate of xx and P&I in the amount of xx beginning from xx with the maturity date of x There is no provision for the balloon payment and it does not have modification steps.The loan was modified once since origination.	Good Faith Estimate Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months as per note is Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated and the file was referred to an attorney on x    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: Escrow advance per payment history is       Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First payment date as per the note is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan origination maturity term as per note is     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification agreement, the first payment date is x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original CLTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Cherimoya Crt   Tape Value: xx  Variance:    Variance  :    Comment: The property Address street as per the Note is "xx".   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in RatexxTerm   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: As per loan application, the purpose is change in ratexxterm.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history the UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl xx) "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xx sxxs may be retained by the originator(s).
All items in the     and xx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xx), mortgage and homeowner's insurance premiums (lines xx), and required services that you can shop for in the xx section should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the RESPA originator compensation validation test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than   "
* Good Faith Estimate missing or unexecuted (Lvl xx)     "The final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
 Impound Account Disclosure.
 Cosigner Notice.
 Private Mortgage Insurance Disclosure.
 Earthquake Disclosure forCondominiums.
 Hazard Insurance Disclosure.
 Insurer RecommendationDisclosure.
 CA Fair Lending Notice.
 Anti Tying Disclosure.
 Privacy Notice.
 Notice of Right to Copy of Appraisal.
 Application for Credit Married Persons.
 Fair Debt Collection Notice.
																									Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28681734	xx	605	684	49.322%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$377.79	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx.
According to the updated title report dated there is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is xx
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:According to the latest collection comments as oxx the loan is in active collections. Review of the payment history is available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of Loan Modification agreement was made between borrower and lenderon effective date oxx The new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning xx with a new maturity date oxx The rate changes in xx steps ending at
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of x The new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning xx with a new maturity date of x The rate changes in xx steps ending at	Affiliated Business Disclosure HUD xx Closing Statement Missing Dicsloures Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months as per note is Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated and the file was referred to an attorney on x    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: Escrow advance per payment history is       Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First payment date as per the note is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan origination maturity term as per note is     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per modification agreement, the first payment date is x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original CLTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Cherimoya Crt   Tape Value: xx  Variance:    Variance  :    Comment: The property Address street as per the Note is "xx".   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in RatexxTerm   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: As per loan application, the purpose is change in ratexxterm.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history the UPB is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by borrowers."	* HUD xx Closing Statement missing or unsigned (Lvl xx) "Final HUD xx is available in the loan file. However some points and fees are hand written."
* Missing Required Disclosures (Lvl xx)     "List of Service providers is missing from the loan file."
* Not all borrowers signed TIL (Lvl xx)     "TIL not signed by all borrowers."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl xx)     "Right of Rescission is missing from the loan file."
* Settlement date is different from note date (Lvl xx)     "Settlement date is xx which is different than note date  "
																									* TIL not hand dated (Lvl xx) "Final TIL not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68069681	xx	682	Not Applicable	22.338%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$1,963.75	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed with the last assignment is with xx capacity but solely in its capacity as xx
There are two civil judgments in the total amount of $x,x, which were recorded on different dates and filed by xx
There is one state tax against in the amount of $x,xxx.xx in the favor oxx on xx/xx/xxxx.
Borough taxes have been pain in the amount of $xxxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the mod terms. The borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the case
It was referred to the attorney xx
Comment shows that the complaint was filed xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
 borrower  wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.
Review of the payment history provided from xx  reveals that borrower  has been the delinquent for more than xx  days. The last payment was received in the amount of    xx  which was applied for the due date oxx   The next due date is xx   Current UPB as of date reflects in the provided payment history is in the amount of    xx  and current interest rate as per payment history is    borrower  is currently maxxthe payment according to the mod terms. The borrower  is currently xx  months behind his scheduled payments.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case
It was referred to the attorney xx
Comment shows that the complaint was filed xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Modification agreement was made xx between and the lender. As per the modified term, the new principal balance
The borrower  promises to pay    xx monthly with a modified interest rate of  xx  beginning from xx with a maturity date of x
Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The amortization term months are Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per the document located at “xx”, the complaint for FC was filed on x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The loan maturity term months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the modification document the first payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMM   Tape Value: CxxCxxCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMxx   Tape Value: xxCCCCCCCCCCCCCxxCxxC   Variance:    Variance  :    Comment: The Payment History String reversed is     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance  :    Comment: As per note document the property street is  xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file.
 NY Consumer Credit Disclosure xx Fair Credit Reporting Notice
 NY Interest Rate Disclosure
 NY Hazard Insurance  Disclosure
 Tax Escrow Account Designation
 Mortgage Bankers and Exempt Organizations Preapplication
 Part xx Disclosure
 Alternative Mortgage Transaction Disclosures
 Co Signer Notice Requirements
 Default Warning Notice
 Smoke Alarm Affidavit
 New York Real Property Escrow Account Disclosure
 Subprime Home Loan Counseling Disclosure
 Subprime Home Loan Tax and Insurance Payment Disclosure
 Subprime Home Loan Disclosure
 Commitment Disclosure
 Lock in Disclosure
																									Expiration of Lock in or Commitment Period"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8092580	xx	Unavailable	Not Applicable	64.633%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$619.34	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx, which was recorded on xx/xx/xxxx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than months. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comment states that the borrower has been the delinquent for more than months. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrower  and lenderxx   The new modified rate is  xx   and borrower  promises to pay P&I in the amount of   xx  which began xx   The new principal balance is      The interest bearing amount is    xx  and the maturity date is xx   Reason for Modification is Financial Hardship.
Review of the servicing comment dated from xx  states that the foreclosure was initiated on subject property and the foreclosure file was referred to attorney xx   Currently foreclosure proceeding is active. No more information is available in the collection comments regarding foreclosure.
PACER did not reflect any bankruptcy filed by the borrower .
As per latest comment dated xx   subject property is occupied by the original owner and in average condition.
Foreclosure Comments:Review of the servicing comment dated from xx  states that the foreclosure was initiated on subject property and the foreclosure file was referred to attorney xx   Currently foreclosure proceeding is active. No more information is available in the collection comments regarding foreclosure.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on x The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Credit Report Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per tape data amortization term months (CE, S&P) is however according to collection comment it is Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per tape data currently in foreclosure? is no, however according to collection comment it is yes   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data fist payment date is x  however according to collection comment it is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per tape data loan original maturity term months is   however according to collection comment it is      Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data modification first payment date is   however according to collection comment it is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCxxCCCCCxxCxx   Variance:    Variance  :    Comment: As per tape data payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCxxCCCCCxxCCCCCCC   Variance:    Variance  :    Comment: As per tape data payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data unpaid current principal balance (UPB) per payment history is null, however according to collection comment it is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* DTI > xx (Lvl xx) "DTI is exceeded xx as total monthly income of borrower is xx; Front end is xx and back end is "
* Missing Appraisal (Lvl xx)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the state disclosure which are missing from the loan file;
  Amortization Schedule Disclosure
  Credit Property Insurance Disclosure
  Fee Agreement
  Priority of Security Instrument Disclosure
  Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4560204	xx	639	Not Applicable	32.950%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$423.92	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx
The chain of assignment is complete as the subject mortgage is currently with xx No active judgment or liens are found pending.
According to updated title report, x & x installment of combined taxes for the year of xxxx have been paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is currently performing. The last payment was received xx in the amount xx which was applied to The next due date is The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of	Collections Comments:As per the review of payment history, the borrower is currently performing. The last payment was received xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of

Update: No additional information was found in recent collection comments review.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on    Foreclosure sale was scheduled for   According to servicing comment dated xx  foreclosure process put on hold due to service transfer. No more evidences are available regarding further foreclosure proceedings.
Review of PACER, bankruptcy is not initiated on the loan.
Collection comment dated xx  stated reason for default as Marital problems.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on    Foreclosure sale was scheduled for   According to servicing comment dated xx  foreclosure process put on hold due to service transfer. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This loan modification was done xx between the Joseph E Spangler (borrower )xx amortization type is step and new unpaid Principal balance is xx
and modification original rate is  xx   and Monthly P&I is     The modification payment start date is xx and new maturity date is x

Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per tape data the amortization term months are However as per review the amortization term months are Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per tape data the Corporate advances: recoverable per payment history is    However as per review the Corporate advances: recoverable per payment history is        Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data the doc date of last modification is x  However as per review the doc date of last modification is x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data the first payment date is x  However as per review the first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per tape data the loan original maturity term months are  However as per review the loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data the modification first payment date is   However as per review the modification first payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per tape data the payment history string is xxCCCCCCCCCCCCC However as per review the payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per tape data the payment history string reversed is xxCCCCCCCCCCCCCx However as per review the payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data the unpaid current principal balance per payment history is null. However as per review the unpaid current principal balance per payment history is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than
Loan data is  xx which is compared with  xx and variance is
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than   "
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77214036	xx	698	648	30.274%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$1,160.41	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
There are two active state tax liens have been found against the borrower in the total amount of $xxxxx.xx which was recorded on multiple dates in favor oxx
x installment of combined tax for year xxxx has been paid on x/x/xxxx in the amount of $x,xxx.xx.
x installment of combined tax for year xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
x installment of combined tax for year xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xth installment of combined tax for year xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than month. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for more than month. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the modification terms.
Loan modification agreement was made between the borrower  and lenderxx   The new modified rate is  xx   and borrower  promises to pay P&I in the amount of    xx  which began xx   The new principal balance is        The interest bearing amount is    xx  and the maturity date is xx   Reason for Modification is Financial Hardship.
Foreclosure proceeding is not started yet.
PACER did not reflect any bankruptcy filed by the borrower .
As per latest comment dated xx  subject property is occupied by the owner and in average condition however no need to repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and xx and borrower promises to pay P&I in the amount of xx which began on x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per tape data amortization term months (CE, S&P) is however according to collection comment it is Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data first payment date is x  however according to collection comment it is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per tape data loan original maturity term months is   however according to collection comment it is      Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data modification first payment date is   however according to collection comment it is x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per tape data original CLTV ratio percent is    however according to collection comment it is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per tape data original standard LTV (OLTV) is    however according to collection comment it is  xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per tape data payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per tape data payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data unpaid current principal balance (UPB) per payment history is null, however according to collection comment it is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the required state disclosure which are missing from the loan file;
  Lead Based Paint Disclosure
  Carbon Monoxide Alarms
  MA Smoke Detector Certificate"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53902736	xx	614	Not Applicable	36.969%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$639.20	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. The current assignment is with xx.

There is a hospital lien in favor of Divisixx was recorded onxx/xx/xxxx.
The x, x and x installments of combined taxes for the year of xxxx are paid in the amount of $xxxx.xx, $xxxx.xx and $xxxx.xx respectively.  The xth installments of combined taxes are due in the amount of $xxxx.xx.
The current ownership is vested in the name xx

The review of the payment history shows that, the borrower is currently delinquent for more than xx months and the next due date is for The last payment was received on in the amount of which was applied for The UPB stated in the payment history is The Current P&I is xx and PITI is with the interest rate of Currently, the borrower has been maxxthe payments as per modification, which was made on	Collections Comments:The review of comment history shows that the loan is in collection.
The borrower  has been delinquent for xx  months. The reason for default is not stated.
According to comment dated xx   the property is impacted by water damage. There are damages on the subject property which includes living room and basement damage due to water pipe burst. The estimated amount of loss draft is of    No evidence has been found stating the completion of repairs.

The last payment was received xx   in the amount of     which was applied for xx   The UPB stated in the payment history is      The Current P&I is   xx  and PITI is      with the interest rate of   Currently, the borrower  has been maxxthe payments as per modification, which was made xx
The modified new principal balance is    xx  with an interest rate of  xx    and the P&I in the amount of   xx  beginning from xx  through xx   Further, with an interest rate of  xx    and the P&I in the amount of   xx  beginning from xx  through xx   After that with an interest rate of  xx    and the P&I in the amount of   xx  beginning from xx  with the maturity date oxx   The loan has been modified once since origination.
The property has been occupied by the owner himself.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and the lender on x The modified new principal balance is xx with an interest rate of xx and the P&I in the amount of xx beginning from xx through x Further, with an interest rate of xx and the P&I in the amount of xx beginning from xx through x After that with an interest rate of xx and the P&I in the amount of xx beginning from xx with the maturity date of x The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months is However the tape shows that it is Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First payment date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: Loan Amortization Type is Step. However the tape shows that it is fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Loan original Maturity Term Months is   However the tape shows that it is     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Modification first payment date is x  However the tape shows that it is     Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCCxxCCxx   Variance:    Variance  :    Comment: The pay history string is x  However the tape shows that it is xxCCxxCCC.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCxxCCCCCCCCCCCCCCC   Variance:    Variance  :    Comment: The pay history string reversal is x  However the tape shows that it is xxCCxxCCC.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance  :    Comment: Purpose of transaction per HUD xx is Cash out. However the tape shows that it is Cash Out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: The principal balance is However the tape shows that it is NULL. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA finance charge test.
This loan failed the TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test: FAIL Loan Data:    xx Comparison Data:    xx Variance:     xx
This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data:    xx Comparison Data:    xx Variance:     xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
 Lead Based Paint Disclosure
 Mortgage Loan Application Disclosure
 Carbon Monoxide Alarms
 MA Smoke Detector Certificate
 Notice of the Specific Reason for Denial of Credit
 Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67497345	xx	649	718	43.587%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	1.750%	$541.03	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx, which was recorded on xx
There is an active senior mortgage has been found in the amount oxx
There is an active junior mortgage in the amount of x.xx which was recorded xx
No active liens and judgment have been found on updated title report.
x installment of combined tax for year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
x installment of combined tax for year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xx reveals that borrower is performing. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the original note terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower is performing. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the original note terms.
Loan modification agreement was made between the borrower  and lenderxx   The new modified rate is  xx   and borrower  promises to pay P&I in the amount of   xx  which began xx   The new principal balance is      The interest bearing amount is    xx  and the maturity date is xx   Reason for Modification is Financial Hardship.
The interest rate will be effective and remains fixed for xx  years from the modification effective date, after which interest will revert to that specified in original note.
Foreclosure proceeding is not yet started.
PACER did not reflect any bankruptcy filed by the borrower .
As per latest comment dated xx  subject property is occupied by the owner and in average condition however no need to repair.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on x The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.
The interest rate will be effective and remains fixed for xx years from the modification effective date, after which interest will revert to that specified in original note.
Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization Term Months is However, tape data sows Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Doc Date of Last Modification is x  However, tape data shows x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First Payment Date is x  However, tape data shows x    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance  :    Comment: Loan Amortization Type is Fixed. However, tape adat shows ARM.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Loan Original Maturity Term Months is   However, tape data shows     Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Max Rate At First Adjustment is    However, tape data shows      Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Modification First Payment Date is x  However, tape data shows x    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: Original appraised Value is      However, tape data shows        Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original CLTV Ratio Percent is    However, tape data shows      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original Satndard LTV is    However, tape data shows      Tape Source: Initial   Tape Type:
Field: Pay Change Frequency   Loan Value: xx Months   Tape Value: xx Months   Variance:    Variance  :    Comment: Pay Change Frequency is xx Months   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCxxCCCxxCCxx   Variance:    Variance  :    Comment: payment History String is x  However, tape data shows xxCCCCxxCCCxxCC    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCxxCCCxxCCCCxx   Variance:    Variance  :    Comment: Payment History String Reversed is x  However, tape daat shows xxCCxxCCCxxCCCC    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: Purpose of Refinance per application is Cash out. However, tape data shows Lower rate.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: Purpose of transaction per HUD xx is Cash out. However, tape data shows Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Stated Maturity Date is x  However, tape data shows x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the state disclosure which are missing from the loan file.

 Impound Account Disclosure,
 Cosigner Notice, private Mortgage Insurance Mortgage, Insurer Recommendation Disclosure,
 Anti  Tying Disclosure,
 Privacy Notice,
 Notice of right to copy of appraisal,
 Application for Credit Married Person,
 Fair debt collection notice,
 list of service provider."
* Not all borrowers signed TIL (Lvl xx)     "Til is not signed by the borrower."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34417759	xx	623	520	37.675%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$430.45	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. The latest assignment is With xx
There is a civil judgment in the favor oxxamount of $x which was recorded onxx/xx/xxxx.
There is a divorce judgment in the favor xx the amount of $x which was recorded onxx/xx/xxxx.
There is a civil judgment in the favor ofxx of $,x which was recorded onxx/xx/xxxx.
Annual installment oxx been paid in the amount of $xxx.xx on xx/xx/xxxx.
Annual installment of city jurisdiction tax of xxxx has been paid in the amount of $xx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx month. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx month. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
As per the comment dated   the reason for default is an excessive obligation.
The borrower  has been maxxthe payments as per the modification. This loan modification agreement was made between (borrower ) xx (QQQQQQQQQQQQQQQQQ)  , xx
The borrower  promises to pay the new UPB in the amount of    xx  with an annual fixed modified interest rate of  xx   and new P&I is in the amount of   xx  beginning from xx   The maturity is xx   There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under xx  with the case    xx  on   The plan was confirmed xx   The POC was filed on   with the claim amount of    xx  and the arrearage amount is      As per the xx  amended plan filed on   the debtor shall pay to the trustee the sum of    xx  per month for xx  months, then    xx  per month for xx  months, then    xx  per month for xx  months. Post petition due date is xx   The debtor was dismissed for other reason xx  and the case got terminated xx
The foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed xx   As per the comment dated xx   the foreclosure was put on hold due to forbearance. The hold ended xx   As per the comment dated xx   again the foreclosure was put on hold due to bankruptcy. The hold was ended xx   As per the comment dated xx   again the foreclosure was put on hold due to loss mitigation. No further details have been found.
The servicing comment dated xx   the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per servicing comment dated   the property is owner occupied.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx   The complaint was filed xx   As per the comment dated xx   the foreclosure was put on hold due to forbearance. The hold ended xx   As per the comment dated xx   again the foreclosure was put on hold due to bankruptcy. The hold was ended xx   As per the comment dated xx   again the foreclosure was put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:The borrower xxr had filed bankruptcy under xx with the case xx on The plan was confirmed xx The POC was filed on with the claim amount of xx and the arrearage amount is As per the xx amended plan filed on the debtor shall pay to the trustee the sum of xx per month for xx months, then xx per month for xx months, then xx per month for xx months. Post petition due date is xx The debtor was dismissed for other reason xx and the case got terminated xx	This loan modification agreement was made between (borrower ) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from x The maturity is x There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term is Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: There is no balloon payment provision.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Borrower has filed bankruptcy chapter     Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date of last modificaiton is x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First payment date is x    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Mod first payment date is x    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Original CLTV ratio precent is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Original OLTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCxx   Variance:    Variance  :    Comment: Payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCxx   Variance:    Variance  :    Comment: Payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance  :    Comment: The appraisal report shows the purpose of loan as refinance, Purpose of transaction as per HUD xx is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance  :    Comment: Purpose of loan as per the application is refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB as per the payment history is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
notice required by xx CFR § xx or §   or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Louisiana state.
The following disclosures are missing from the loan file:
  Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
  Anti Tying Disclosure
  Financial Institution Choice of Insurance Disclosure"
* Property is Mobile Home (Lvl xx)     "As per the Appraisal report dated x  the subject property is Mobile Home. Title policy shows ALTA xx Endorsement for manufactured home to confirm the term land includes the MH unit located on the subject legal description at date of policy. Updated title report dated   shows VIN  CVxxALxxAB. The matured home rider located at (x x LOAN pg xx) states that the borrower convent that affixing the manufactured home to the real property and does not violate any zoning laws. Also, serial number reflected on the mortgage document does match with the VIN   provided on immobilization affidavit."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12743822	xx	735	790	27.929%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$418.53	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment has not been completed as currently the assignment is with xx
* One junior mortgage found opened recorded xx
x) One civil judgment found pending against the borrower xx
Property Tax Status;
x) Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
x) Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
x) Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is maxxirregular payments. The loan payment is currently xx month delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal according to tape data is in the amount of The current interest rate is xx with P&I in the amount of
The borrower has been maxxpayments according to the modification agreement made on effective date of	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxirregular payments. The loan payment is currently xx month delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal according to tape data is in the amount of The current interest rate is xx with P&I in the amount of
The borrower  has been maxxpayments according to the modification agreement made on effective date of
The borrower  agree to pay the UPB of    xx  with interest rate of  xx    and P&I of   xx  with fixed amortized type beginning from first payment date xx  and ends with the maturity date of
Collection comment dated xx  shows that the foreclosure was initiated in the loan and the foreclosure was referred to attorney on   The available notice of lis pendens with xx  CI shows that the foreclosure complaint was filed xx ; however, the collection comment dated xx  shows that the foreclosure process was put on hold as subject property is declared to be located in xxA.
The borrower  has not filed bankruptcy yet.
Servicing comment dated xx  shows that the subject property is occupied by the owner with no visible damages or repairs.

Foreclosure Comments:Collection comment dated xx shows that the foreclosure was initiated in the loan and the foreclosure was referred to attorney on The available notice of lis pendens with xx CI shows that the foreclosure complaint was filed xx ; however, the collection comment dated xx shows that the foreclosure process was put on hold as subject property is declared to be located in xx	Loan Modification agreement was made between borrower xx” on effective date
The borrower  agree to pay the UPB of    xx with interest rate of  xx   and P&I of   xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per the Note stated remaining term is xx months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The foreclosure was initiated   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The modification agreement was made on x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per Note document the First payment date x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: As per the Note stated remaining term is xx months.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the modification, the first payment had begun on x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per the payment history string as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per the payment history string reversed as     Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: .   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the Updated Title report, the complaint was filed on xx with the case number  x CI.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the modification agreement the maturity date is x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, Unpaid Current Principal Balance (UPB) is reflected in the amount of Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL    xx    xx    xx
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than   "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account  disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The Subject property is located in Florida (FL) state. The below Required State disclosures are missing from the loan file.
 Anti Coercion Notice
 Radon Gas Disclosure
 Insurance Sales Disclosure
 Title Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Notice of servicing Transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61038844	xx	583	Not Applicable	36.942%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
There are two active xx
There is an active civil judgment has been found against the borrower in the amount of $x which was recorded on xx/xx/xxxx in favor of United Property Associates.
There is an active Credit Card judgment has been found against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor oxx of City oxx
x installment of city tax for the year xxxx-xx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
x installment of city tax for the year xxxx-xx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
x installment of city tax for the year xxxx-xx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xth installment of city tax for the year xxxx-xx is due on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than month. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the original note terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for more than month. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is borrower is currently maxxthe payment according to the original note terms.
Foreclosure proceeding is not started yet.
PACER did not reflect any bankruptcy filed by the borrower .
As per latest comment dated xx   subject property is occupied by the owner and in average condition.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: Yes Tape Value: No Comment: There is provision for balloon payment. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per Note document Loan original maturity terms is xx months   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: An Appraisal report, Original CLTV Ratio Percentage is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: An Appraisal report, Original standard LTV Ratio Percentage is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the payment history string reversed as x    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: As per Final Application, Purpose of Refinance is Cash Out Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: As per HUD   the purpose of the transaction is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history, Unpaid Current Principal Balance (UPB)is given in the amount of Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl xx) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account disclosure is missing from the given loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the required State disclosures which are missing missing from loan file.
 VA Application Disclosure
 Choice of Settlement Agent Disclosure
 Disclosure of Charges For Appraisal or Valuation
 Copy of Appraisal or Statement of Appraised Value
 Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of Servicing Transfer document is missing from the given loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business disclosure is missing from the given loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40553647	xx	649	Not Applicable	19.587%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.141%	$1,555.33	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx
There are five HOA/ COA Lien against the subject property found open in the total amount of $ x favor oxx, xx/xx/xxxx and xx/xx/xxxx respectively.
According to updated title report, annual county taxes for the year of xxxx was paid in the amount of $x.x. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received xx in the amount xx which was applied to The next due date is The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of
According to servicing comment, foreclosure is not initiated on the loan.
Review of PACER, bankruptcy is not initiated on the loan.
According to servicing comment dated   reason for default is reduction of income.
The subject property is owner occupied.  No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done xx (borrower ) & xx. The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is xx and Monthly P&I is The modification payment start date is xx and new maturity date is x

Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The amortization term months is Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: The loan original maturity term months is     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The modification first payment date is x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as xxM      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCCCC   Variance:    Variance  :    Comment: The Payment History String reversed is xxM      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per note, the property Address is xx     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data, the UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Account is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "MI Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.
 Anti Coercion Notice
 Title Insurance Disclosure
 Radon Gas Disclosure
 Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative Index value is unable to be determined from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63596143	xx	624	Not Applicable	39.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
The chain of the assignment has not been completed. As there is no assignment done by xx
x) There is a junior mortgage in the favor oxx in the amount of$x.
x) There is a Credit card judgment against the borrower xx onxx/xx/xxxx in the amount of $x.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. The school annual taxes for the year of xxxx-xxxx have been paid in the amount of $x.  No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is The last payment was received xx in the amount of xx for the due date of The UPB is reflected in the amount of xx till the due date of The borrower has been maxxthe payments as per the Note terms.
Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received xx in the amount of xx for the due date oxx The UPB is reflected in the amount of xx till the due date oxx The borrower has been maxxthe payments as per the Note terms.
The reason for default as per servicing comment is a reduction of income.
No information pertaining to bankruptcy has been found.
A review of collection comment shows no indication of post closing foreclosure activity.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Escrow Advance Balance per Payment History Loan Value: xx Tape Value: xx xx xx Comment: Escrow advance is Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: CLTV is      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: As per payment history reversed string is     Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: As per application purpose of refinance is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: Purpose of refinance is cash out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history UPB is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the late fees test.
This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the late fees test.
Late Fees Test: FAIL  xx  + xx
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL xxMonths xxMonths xxMonths"
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in New York state. The following state disclosures are missing from the loan file.
 NY Interest Rate Disclosure
 NY Hazard Insurance  Disclosure
 Tax Escrow Account Designation
 Mortgage Bankers and Exempt Organizations Preapplication
 Part xx Disclosure
 Alternative Mortgage Transaction Disclosures
 Co Signer Notice Requirements
 Default Warning Notice
 Smoke Alarm Affidavit
 New York Real Property Escrow Account Disclosure
 Subprime Home Loan Counseling Disclosure
 Subprime Home Loan Tax and Insurance Payment Disclosure
 Subprime Home Loan Disclosure
 Commitment Disclosure
 Lock in Disclosure
 Expiration of Lock in or Commitment Period"
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87449052	xx	643	609	44.090%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$258,462.49	2.000%	$1,094.34	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed.
There is one active junior civil judgment (Criminal) against the borrowe xx in favor of the xx. in the amount of $x recorded onxx/xx/xxxx.
There is one active notice of lien (civil judgment) against the borrower xx
There is one notice of lien (civil judgment) against the borrower xx in favor of the x x in the amount of $xrecorded on xx/xx/xxxx.
First and Second installment county taxes of xxxx-xxxx has been paid in the total amount of $xxxx.xx.
No prior year delinquent taxes have been found.
According to payment history, the borrower is delinquent for xx months and next due for The last payment was received xx for the amount of xx which was applied to As per payment history report, the new UPB is Currently the payment was done as per the modification agreement (Located LOAN Pg xx).	Collections Comments:According to servicing comment dated xx the loan is in active bankruptcy.
According to payment history, the borrower  is delinquent for xx  months and next due for xx   The last payment was received xx  for the amount of    xx  which was applied to xx  , the current  UPB is      The servicing comment dated   the borrower  made a payment in the amount of   xx  for the BK account xx

The loan was modified in Nov

The reason for the default is due to the death of the borrower . The death certificate is located at "xx ".
The foreclosure was initiated in
According to servicing comment dated   the foreclosure was placed on hold due to loss mitigation. The borrower  was being reviewed for loss mitigation and the file was with the underwriter. However, the comment dated xx  states, the loss mitigation hold was denied due to incomplete documents.  The denial letter was sent xx
According to servicing comment dated   the borrower  had called the servicer to inquire about the documents needed to complete the review for loan Mod.  The comment dated xx  states, the foreclosure was again placed on hold due to loss mitigation. The borrower  had submitted the complete package on    However, the underwriter still needed additional docs that have been requested. But the hold occurred due to loss mitigation was removed to proceed with the foreclosure.
The FC sale was scheduled for xx   which was postponed due to bankruptcy.
The borrower  xxhad filed for bankruptcy under xx  with the case   xx
As per the collection comment dated xx   the subject property is owner occupied with good condition. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and complaint filed date is unavailable. The foreclosure xx V. The judgment was entered xx   The FC sale was scheduled for xx   which was postponed due to bankruptcy. The borrower xx had filed for bankruptcy under xx  with the case   xx
Bankruptcy Comments:The borrower  xx had filed for bankruptcy under xx  with the case   xx
Voluntary petition was filed by the borrower      xx  and unsecured portion is     No plan has been confirmed yet.
The POC was filed by the lender xx the POC secured amount is xx and the arrearage amount is As per the amended xx plan dated xx the debtor shall pay to the trustee xx per month for xx month and xx per month for xx months and xx per month for xx months. The plan is not yet confirm. The plan confirmation hearing on No further information has been found. No information has been found related to cram down.	According to modification agreement, the loan was modified xx between the borrower s xx and deferred balance is xx and interest bearing amount is The borrower promises to pay P&I xx with step interest at the starting rate of xx beginning from x The maturity date as per modification is x	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months are Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: No balloon provision is stated.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: First Payment Date is x    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step.  The Original Note Amortization type was Fixed.    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Loan Original Maturity Term Months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Modification reflects the First Payment Date x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFFFFFF   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFxx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as: xx Iris Court.    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: The Application reflects the Purpose of Refinance as Cash out.    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment: S&C date is unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Account Disclosure is missing from the loan."
* Missing Required Disclosures (Lvl xx)     "The List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in the Maryland (MD) state.
The below disclosures are missing from the loan file.
 Affidavit of Consideration
 Affidavit of Disbursement
 First Time Buyers Affidavit
 Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
 Balloon Payment
 No Escrow Account
 Mandatory Binding Arbitration Disclosures
 Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31653436	xx	667	Not Applicable	49.957%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$76,352.78	4.125%	$1,501.12	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is from x x, A x Oxx
x x x, Sxxs xxxx- xx to x x xx
There are two state tax liens against the borrower xx recoreded on xx/xx/xxxx andxx/xx/xxxx.
There is one active IRS lien against the borrower xx recorded on x/x/x.
There is one active civil judgment against the borrower xx in the amount of $x recorded onxx/xx/xxxx.
First installment combined taxes of xxxx have been paid in the amount of $x
Second installment combined taxes of xxxx have been due in the amount of $x
First installment school taxes of xxxx have been paid in the amount of $x
Second installment school taxes of xxxx have been due in the amount of $x
No prior year delinquent taxes have been found.	Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:Loan is in active foreclosure. Provided payment history from xx reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of
According to the servicing comment dated   the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower  is unemployment or decreased income. The borrower  is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from
The borrower  promised to pay the unpaid principal balance of    xx  with interest rate of  xx   with P&I of    xx  with fixed amortized type and it was beginning from first payment date xx  and ends with the maturity date of
The borrower  had also promised to pay the deferred balance in the amount of    xx  on the maturity date on   The unpaid principal balance that has been amortized is    xx  as an interest bearing amount.
According to the modification agreement made xx  the new principal is in the amount of    xx  with interest rate of    In addition to this the lenderagrees to permanently forgive the principal balance in the amount of    xx  which exceeds xx   of the modified principal amount.
According to the available servicing comments dated from xx  to   the foreclosure was initiated on the subject property in   The borrower  is in default from   the foreclosure file has been referred to attorney on   According to the updated title report the document located at (Ln xx  page  xx ) the foreclosure complaint and notice of lis pendens was filed with case   xx  on   The hearing judgment was filed xx  and the foreclosure final judgment document located at (xx ) was entered on   According to the servicing comment dated   the foreclosure was put on hold due to loss mitigation as borrower  has been approved for modification and completed all xx  trial mod payments.
Foreclosure Comments:According to the available servicing comments dated from xx  to   the foreclosure was initiated on the subject property in   The borrower  is in default from   the foreclosure file has been referred to attorney on   According to the updated title report the document located at ( ) the foreclosure complaint and notice of lis pendens was filed with case   xx  on   The hearing judgment was filed xx  and the foreclosure final judgment document located at (xx ) was entered on   According to the servicing comment dated   the foreclosure was put on hold due to loss mitigation as borrower  has been approved for modification and completed all xx  trial mod payments.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx
The borrower  promised to pay the unpaid principal balance of    xx with interest rate of  xx  with P&I of    xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of
The borrower  had also promised to pay the deferred balance in the amount of    xx on the maturity date on   The unpaid principal balance that has been amortized is    xx as an interest bearing amount.
According to the modification agreement made xx the new principal is in the amount of xx with interest rate of In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exceeds xx of the modified principal amount.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization term months is xx; however, tape shows Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: Balloon indicator is no; however, tape shows yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Doc date of last modification is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: first payment date is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Loan original maturity term months is xx; however, tape shows     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: modification first payment date is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFFFFFFF   Variance:    Variance  :    Comment: Payment history string is xx; however, tape shows xxFFFFFFFF.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFxx   Variance:    Variance  :    Comment: Payment history string reversed is xx; however, tape shows FFFFFFFF    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: UPB per payment history is xx; however, tape shows null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplianceEase risk indicator shows moderate due to TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Foreclosure Rescission Finance Charge Test is  FAIL loan data is    xx and comparison data is       Hence the variance is
This loan failed the TILA foreclosure rescission finance charge test is FAIL. ( xx CFR § xx(h) , transferred from xx CFR§ xx(h) )
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than   "
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "According to the final Hud the settlement date is xx which is different from note date of "		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7248134	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
The chain of assignment has not been completed. The assignment is from “xx
There are x civil judgments against the borrower and co-borrower described as follows:
First is in the favor oxx.
Second is in the favor oxx on x/x/x in the amount of $x
Third is in the favor oxx on x/x/x in the amount of $x
Fourth is in the favor oxx on x/x/x in the amount of $xx
Fifth is in the favor oxx. recorded onxx/xx/xxxx in the amount of $x
Annual County taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $x. No prior year delinquent taxes have been found.	According to the payment history as of the borrower is currently delinquent for xx months and the next due date for payment is The P&I is in the amount of xx with an interest rate of xx ; these values have been updated as per the tape data. The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the Note terms.	Collections Comments:The loan is currently in foreclosure. As per the payment history as oxx the borrower is currently delinquent for xx months and the next due date for payment is xx The P&I is in the amount of xx with an interest rate of The UPB reflected as per the payment history is in the amount of The loan has not been modified since origination; however, the borrower has made the payment as per the note.
The reason for the default is medical expenses. The subject property has been vacant.
The foreclosure was initiated and the complaint was filed on   The foreclosure judgment was entered xx   The foreclosure was put on hold due to borrower  filed bankruptcy on   The bankruptcy was terminated xx   It seems the foreclosure has been resumed. Currently, no sale date has been scheduled. No further details have been found.
According to the PACER, the borrower xx had filed for bankruptcy under xx  with the case   xx  on   The bankruptcy was dismissed xx  and case was terminated xx   There is no comment indicating a cram down. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per review, the foreclosure was initiated and according to the notice of pendency located in an updated title report the complaint was filed xx  and as per document located at     xx " The foreclosure judgment was entered xx   The foreclosure was put on hold due to borrower  filed bankruptcy on   The bankruptcy was terminated xx   It seems the foreclosure has been resumed. Currently, no sale date has been scheduled. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under xx with the case xx on The POC was filed xx the POC amount is xx and the arrearage amount is The plan filed xx was confirmed xx The debtor was supposed to pay the trustee xx months under Chapter The motion for relief was filed xx The bankruptcy was dismissed xx and case was terminated xx There is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD xx Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: ARM Lifetime Cap Rate Loan Value: xx Tape Value: xx xx xx Comment: The Note reflects the ARM Lifetime Cap Rate as Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment:xx     Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Max Rate at First Adjustment is      Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Note reflects the Next Rate Change Date as x    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Original Note reflects the Doc Date as x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxMMMxxFFFFFF   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFxxMMMxx   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as: xx    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out   Other   Tape Value: Lower rate or term   Variance:    Variance  :    Comment: The application is missing.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The Note reflects rate adjustment subsequent cap percent as      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: S&C Filing Date per Lis Pendens is     Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Frequency   Loan Value: xx Months   Tape Value: xx Months   Variance:    Variance  :    Comment: The Note reflects subsequent rate adjustment as xx months.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "The Final xx along with estimated xx and itemization are missing from the loan files."	* Application Missing (Lvl xx) "The Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "The appraisal report is missing from the loan files."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the Wisconsin state. The following state disclosures are missing from the loan file:

 Explanation of Personal Obligation
 Marital Property Act Disclosure
 Pre Application Fee Disclosure
 Choice of Insurance Disclosure
 Escrow Disclosure
 Co Signer Notice
 Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "An operative index value is unable to determine from the available loan files."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47587071	xx	585	605	24.610%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$104,901.61	7.000%	$1,484.73	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx

The chain of the assignment has been completed. The latest assignment is xx

There is municipal lien active in the favor oxx on xx/xx/xxxx.

There are x state tax liens active in the favor of Dept. xx of $ x which was recorded on different dates.
 The xxxx Combined Annual taxes have been paid on xx/xx/xxxx in the amount of $ x,x.x.
No prior years delinquent taxes have been found.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:The loan is currently in foreclosure. The borrower is currently delinquent for xx months. The last payment received xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of Balloon Loan Modification agreement is made between xx(borrower s) xx (QQQQQQQQQQQQQQQQQ). Loan Modification agreement was made on effective date of The borrower has promised to pay the UPB of xx with interest rate oxx and with P&I in the amount of xx with fixed amortized type and it was beginning from xx and ends with the maturity date oxx (The modified maturity date).The amount xx is deferred from unpaid principal balance. The interest bearing amount is
The reason for default is decreased income. The subject property is occupied by the owner. No comments have been found for damages. According to the PACER, the borrower  had filed bankruptcy under xx  with the case   xx  on   The POC was filed xx   the POC amount is    xx  and the arrearage amount is      The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is    xx  and the value of the collateral is    xx ; however, the unsecured portion is      The debtor shall pay to the trustee   xx  semi monthly for xx  months. However the case was dismissed on   The foreclosure was initiated and unable to determine the file referral date. The complaint was filed xx   The foreclosure judgment entered on   The foreclosure judgment hearing on   However, The foreclosure was on hold due to consecutive bankruptcy’s which was filed xx  till xx  The last bankruptcy was discharged xx  . As per comment dated xx   previously the foreclosure was placed on hold due to pending litigation. However, the type of litigation is not confirmed. No further details have been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated and unable to determine the file referral date. The complaint was filed xx   The foreclosure judgment entered on   The foreclosure judgment hearing on   However, The foreclosure was on hold due to consecutive bankruptcy’s which was filed xx  till xx  The last bankruptcy was discharged xx  . As per comment dated xx   previously the foreclosure was placed on hold due to pending litigation. However, the type of litigation is not confirmed. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx with the case xx on The POC was filed xx the POC amount is xx and the arrearage amount is The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx ; however, the unsecured portion is The debtor shall pay to the trustee xx semi monthly for xx months. However the case was dismissed on	Balloon Loan Modification agreement is xx (borrower s) and xx. Loan Modification agreement was made on effective date of The borrower has promised to pay the UPB of xx with interest rate oxx and with P&I in the amount of xx with fixed amortized type and it was beginning from xx and ends with the maturity date oxx (The modified maturity date).The amount xx is deferred from unpaid principal balance. The interest bearing amount is	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: As per tape data the amortization term months are However as per review the amortization term months are Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per tape data the doc date of last modification is x  However as per review the doc date of last modification is     Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data the first payment date is x  However as per review the first payment date is x    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: As per tape data the loan original maturity term months are  However as per review the loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data the modification first payment date is x  However as per review the modification first payment date is x    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per tape data the original standard LTV is   However, as per review the original standard LTV is      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxFFxxFFFFFFFFFFFFFFF   Variance:    Variance  :    Comment: As per tape data the payment history string is xxFFFFFFFFFFFFFFF.However as per review the payment history string is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FFFFFFFFFFFFFFFxx   Variance:    Variance  :    Comment: As per tape data the payment history string reversed is FFFFFFFFFFFFFFFxxF However as per review the payment history string reversed is x    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data the unpaid current principal balance per payment history is null. However as per review the unpaid current principal balance per payment history is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from loan files."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in WI State. The following state disclosures are missing in the loan files.
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co Signer Notice
Tattle Tale Notice under the Marital Property Act"
* Operative index value is unable to confirm (Lvl xx)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92570949	xx	603	Not Applicable	38.013%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$13,300.00	2.000%	$253.36	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx

The chain of assignment is not completed as the subject mortgage is not assigned to anyone yet but it should have been assigned to “xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior xx

 The annual Combined taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

 The annual Utility taxes for xxxx have been paid in full in the amount of $xxx.xx  on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of the loan is currently in delinquency for month and the next due for regular payment is The last regular payment (P&I) has been made xx in the amount of xx for the due date of The UPB as of the date is in the amount of The borrower has currently been maxxpayments according to the loan modification agreement which was made on	Collections Comments:The loan is currently in delinquency for month and the next due for regular payment is xx The last regular payment (P&I) has been made xx in the amount of xx for the due date oxx The UPB as of the date is in the amount of The borrower has currently been maxxpayments according to the loan modification agreement which was made xx
The debtor (xx) had filed for bankruptcy under xx  with the case   xx   The trustee had filed a motion xx  to dismiss the case due to following reasons

  The Debtors failed to appear for the meeting of creditors; this constitutes a failure to appear in proper prosecution of the case for purposes of subsequent eligibility under xx  U.S.C. Sec.
  The debtor has failed to file or provide all of the information required under xx  U.S.C. Sec. xx (a),(b),(e),(f) and (h), and BLR xx (a)(xx) Specifically, the debtor has failed to file or provide the following:

i. A completed Schedule of Assets and Liabilities on the official form.
ii. A schedule of current income and current expenditures.
iii. A Statement of xx
iv. Copies of payment advices required by xx  U.S.C. Sec. xx (a)(xx)(iv).
v. Completed form BxxC, as required by xx  U.S.C. Sec. xx (a)(xx)(v).
vi. Copies of tax returns required by xx  U.S.C. Sec. xx (e)(xx), or (f).
vii. Proof of identity required by xx U.S.C. Sec. xx (h).

  The debtor has not filed a plan pursuant to xx  U.S.C. Sec   within the time prescribed by Bankruptcy Rule xx (b).
  The Debtor has caused unreasonable delay that is prejudicial to the Creditors
  The debtor has failed to comply with BLR xx (c)(xx) requiring proper notice of the confirmation hearing, plan, and plan summary.
The order was granted xx  to dismiss the case and the case was terminated on
The comment dated xx  states that the reason for default of the loan is borrower 's illness.
The comment dated xx  states that the subject property is currently occupied by owner.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed for bankruptcy under xx  with the case   xx   The trustee had filed a motion xx  to dismiss the case due to following reasons

  xx
  The debtor has failed to file or provide all of the information required under xx   (a),(b),(e),(f) and (h), and BLR xx (a)(xx) Specifically, the debtor has failed to file or provide the following:

i. A completed Schedule of Assets and Liabilities on the official form.
ii. A schedule of current income and current expenditures.
iii. A Statement of Financial Affairs on the official form.
iv. Copies of payment advices required by xx  U.S.C. Sec. xx (a)(xx)(iv).
v. Completed form BxxC, as required by xx  U.S.C. Sec. xx (a)(xx)(v).
vi. Copies of tax returns required by xx  U.S.C. Sec. xx (e)(xx), or (f).
vii. Proof of identity required by xx U.S.C. Sec. xx (h).

  The debtor has not filed a plan pursuant to xx  U.S.C. Sec   within the time prescribed by Bankruptcy Rule xx (b).
  The Debtor has caused unreasonable delay that is prejudicial to the Creditors
  The debtor has failed to comply with BLR xx (c)(xx) requiring proper notice of the confirmation hearing, plan, and plan summary.

The order was granted xx to dismiss the case and the case was terminated on	The loan was modified xx with the xx step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing amount will be in the amount of The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date of xx	Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: The amortized term months are calculated as xx but tape data shows Tape Source: Initial Tape Type:
Field: Bankruptcy (Post Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The PACER Report reflects the Borrower filed Bankruptcy on xx which is Post Loan Origination as the subject loan closed on x     Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: The Modification reflects the deferred balance as    xx but tape data shows        Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: The Payment reflects the deferred balance as    xx but tape data shows        Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Document Date of the Last Modification is xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Escrow Balance per Payment History is    xx but tape data shows        Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step but tape data shows Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: The Original Note reflects the Loan Maturity Term in Months as xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The Modification reflects the Modification Step xx Rate as      Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The Modification reflects the Modification Step xx Rate as      Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The Modification reflects the Modification Step xx Date as xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The Modification reflects the Modification Step xx Rate as  xx  but tape data shows      Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: There is no step xx for mod but tape data shows x    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value:  xx    Variance:    Variance  :    Comment: Mod step xx rate is not applicable but tape data shows      Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Modification reflects the First Payment Date xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance  :    Comment: The Application reflects the Occupancy as Primary.    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original CLTV ratio percent is  xx  but tape data shows      Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original OLTV ratio is calculated as      Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Mxx   Tape Value: CCCCCCCCCCCCCCCCxxCCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as xx but tape data shows CCCCCCCCCCCCxxCCCC    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxM   Tape Value: xxCCCCxxCCCCCCCCCCCCCCCC   Variance:    Variance  :    Comment: The Payment History String reversed is xx but tape data shows xxCCCCxxCCCCCCCCCCCCCCCC.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as: xx .    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: S&C filing date is unavailable but tape data shows x    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is xx but tape data shows Null. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "CE risk indicator is "Moderate" as this loan failed the TILA finance charge test. transferred from xx CFR § xx(d)(xx) )The finance charge is The disclosed finance charge of xx is not considered accurate because it is understated by more than

TILA Finance Charge Test:   Charged:    xx      Allowed:    xx     Variance    xx"
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.( xx CFR § xx(d)(xx) , transferred from xx  The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than

TILA Finance Charge Test:   Charged:    xx      Allowed:    xx     Variance    xx"
* Missing Required Disclosures (Lvl xx)     "The List of Service Providers disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl xx)     "The Final TIL is not executed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Notice of Servicing Transfer disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl xx) "The Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36126402	xx	621	647	35.836%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx
The chain of assignment has been completed as currently the assignment is with xx.
No active judgments or liens has been found pending.
Property Tax Status;
x) x installment combined taxes for the year of xxxx has been paid in the amount of $x,xxx.xx.
x) x installment taxes for the year of xxxx has been due for the amount of $x,xxx.xx till the due date of xx/xx/xxxx.
No prior year taxes has been found pending.	According to the payment history as of the borrower is delinquent for xx month. The last payment was received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of

Collections Comments:The loan is currently in Collection. According to the payment history as oxx the borrower is delinquent for xx month. The last payment was received xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
 The reason for the default was Illness of borrower . The subject property has been occupied by the owner. The borrower 's intention is to keep the property. No comment has been found regarding damage. The latest BPO  report is unavailable.
According to the PACER, the borrower xx had filed bankruptcy under xx  with the case   xx   The POC was filed xx   the POC amount is    xx  and the arrearage amount is      However the case was discharged on
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with the case   xx   The plan was confirmed on   The plan was later discharged xx  and was fully terminated on
The lenderhad filed POC xx  in the claim amount of    xx  with arrearage in the amount of
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: xx Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: As per payment history the corporate advances is       Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCCxxCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x      Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCxxCCCCCCCCCCCCCCC   Variance:    Variance  :    Comment: The Payment History String reversed is x      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per payment history the unpaid principal balance is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Nebraska State. The required disclosure Construction Finance Notice is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50091311	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$615.11	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history provided from xx reveals that borrower is delinquent from xx month. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current PITI is in the amount of Current UPB as per provided payment history is in the amount of xx and current interest rate as per payment history is xx . Borrower is currently maxxthe payment according to the modification terms.	Collections Comments:According to the latest collection comments as oxx the loan is in active collections. Review of the payment history provided from xx reveals that borrower is delinquent from xx month. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current PITI is in the amount of Current UPB as per provided payment history is in the amount of xx and current interest rate as per payment history is xx . borrower is currently maxxthe payment according to the modification terms. The modification agreement was made between (borrower )"xxand (QQQQQQQQQQQQQQQQQ)" xx The new principal balance amount is The reason for modification is financial hardship. The first payment date xx and the maturity date is The new modified P&I is xx with interest rate Interest bearing amount is borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed. Reason for default is decreased income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between (borrower )"xx" The new principal balance amount is The reason for modification is financial hardship. The first payment date xx and the maturity date is The new modified P&I is xx with interest rate Interest bearing amount is	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD xx Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx xx xx Comment: Amortization Term Months is However, tape data shows Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Defereed Principal (modification) per payment history is     However, tape data shows       Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan Original Maturity Term Months is   However, tape data shows     Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Modification First Payment Date is x  However, tape data shows x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCCCxxCCCxxCCCCxx   Variance:    Variance  :    Comment: Payment History String is x  However, tape data shows CCCCCCCCxxCCCxxCCCC    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCxxCCCCxxCCCCCCCCCC   Variance:    Variance  :    Comment: Payment History String Reversed is x  However, tape data shows xxCCCCxxCCCCxxCCCCCCCC.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance per Payment History is However, tape data shows NULL. Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Final xx is missing from the loan file. And estimated xxFee itemization FE are also not available in the loan file."	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl xx)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in MA state. The following state disclosures are missing from the loan file:
 Lead  Based Paint Disclosure.
 Mortgage Loan Application Disclosure.
 Notice of the Specific Reason For Denial Of Credit, initial escrow disclosures, list of service provider. This all disclosure are missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80459280	xx	596	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$730.04	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx. Chain of assignment is complete. Last assignment is from xx
Combined annual county taxes for the year xxxx are paid in the amount of $xxx.xx.
No active judgments or liens found against the subject property.	The review of payment history as oxx states that the borrower has been maxxpayments regularly till date and next payment due date is The last payment received xx in the amount of xx in which P&I was included in the amount of xx with the interest rate of The current unpaid principal balance is in the amount of xx which was reflected in payment history.	Collections Comments:According to the latest collection comments as oxx the loan is performing.
The review of payment history as oxx  states that the borrower  has been maxxpayments regularly till date and next payment due date is xx   The last payment received xx  in the amount of   xx  in which P&I was included in the amount of   xx  with the interest rate of    The current unpaid principal balance is in the amount of    xx  which was reflected in payment history. Loan Modification agreement was made between borrower   xx
The borrower  had given promise to pay the UPB of    xx  with interest rate of  xx   with P&I of   xx  with fixed amortized type and it was beginning from first payment date xx  and ends with the maturity date oxx   The debtors xx had filed bankruptcy xx  with case number    Reaffirmation agreement was made xx   However, the debtor was discharged xx  and the case terminated on

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx with case number Reaffirmation agreement was made xx However, the debtor was discharged xx and the case terminated on	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of x	Credit Application Notice of Servicing Transfer	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: As per tape data, bankruptcy post loan origination is no. However, review of the available loan files states that it is yes. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: As per tape data, loan is in foreclosure. However, review of the available loan files states that it is not.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per tape data, doc date of last modification is x  However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per tape data, interest only period? is no. However, review of the available loan files states that it is yes.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance  :    Comment: As per tape data, loan documentation type is full documentation. However, review of the available loan files states that it is no documentation.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per tape data, modification first payment date is x  However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per tape data, original stated P&I is     However, review of the available loan files states that it is       Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCCCCCCxxF   Variance:    Variance  :    Comment: As per tape data, payment history string is CCCCCCCCCCCCCCCCCCCxxF. However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: FxxCCCCCCCCCCCCCCCCCCC   Variance:    Variance  :    Comment: As per tape data, reversed payment history string is FxxCCCCCCCCCCCCCCCCCCC. However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance  :    Comment: As per tape data, street Address of the subject property is xx. However, review of the available loan files states that it is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: As per tape data, S&C filing date is x  However, review of the available loan files states that it is not applicable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data, unpaid current principal balance (UPB) per payment history is null. However, review of the available loan files states that it is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is available in the loan files. However, it is not signed by the borrowers."	* Application Missing (Lvl xx) "Final application (xx) is missing from the loan files."
* Not all borrowers signed TIL (Lvl xx)     "Final TIL is available in the loan files. However, it is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan files."
																									* TIL not hand dated (Lvl xx) "Final TIL is available in the loan files. However, it is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45215162	xx	713	745	56.208%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx   and it was recorded on xx/xx/xxxx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending
Provided payment history as of reveals that the loan is in delinquency for xx month. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx reveals that the loan is in delinquency for xx month. The next due date for the payment is The borrower is not maxxregular payments as per note P&I. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of
According to the servicing comments, the subject property is owner occupied. with no visible damages or repairs. It is in average condition.
The reason for default of borrower  is unemployment or decreased income. The borrower  is not maxxregular payments as per note P&I. The loan was not yet modified since origination.
No information pertaining to foreclosure has been found in the latest xx  months servicing comments.
The borrower  xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on
According to the xx plan dated the debtor shall pay to the trustee the sum of xx per month for xx months.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Origination Appraisal	Field: Modification First Payment Date Loan Value: Not Applicable Tape Value: xx Comment: As per tape data, modification first payment date is x However, review of the available loan files states that it is not applicable. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCCCCCCCCCCCxx   Variance:    Variance  :    Comment: As per tape data, payment history string is CCCCCCCCCCCCCCCCx  However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCCCCCCCCCCCCCC   Variance:    Variance  :    Comment: As per tape data, reversed payment history string is xxCCCCCCCCCCCCCCCC. However, review of the available loan files states that it is x    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance  :    Comment: As per tape data, purpose of transaction per HUD xx is refinance. However, review of the available loan files states that it is cash out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: As per tape data, unpaid current principal balance (UPB) per payment history is null. However, review of the available loan files states that it is Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by all the borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Oregon state. The following state disclosures are missing from the loan file.
xx) Oregon Forced Placed Insurance Notice
xx) Notice where Escrow Account is NOT Required
xx) Escrow Notice for Loans Sold to Out of  State Purchases within one year
xx) Anti Coercion Notice
xx) Insurance Premium Notice
xx) Insurance Sales Notice
xx) Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx)     "According ROR, the transaction date is xx which is not consistent with the note date of  "
																									* Settlement date is different from note date (Lvl xx) "According to final Hud the settlement date is xx which is different from the note date of "		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30771151	xx	565	Not Applicable	35.930%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$531.16	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx with the instrument# | xx The chain of assignment has been completed. The latest assignment is xx No active judgments or liens have been found. Annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of the borrower has been delinquent for xx month. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx month. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
As per the comment dated xx   the reason for default is an excessive obligation.
The borrower  has been maxxthe payments as per the modification. This Step modification agreement was signed between the borrower  xx the lender  xx
The Unpaid principal Balance is    xx  with interest rate  xx   which steps up in xx  steps ending at    The borrower  promises to pay the monthly  P&I of   xx  beginning from xx   The maturity is xx   There is no provision for the balloon payment.
The borrower   xx the trustee the sum of   xx  from xx  months under Chapter   The Motion for relief was filed xx  and order was granted xx   The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is    xx  and the value of the collateral is      Therefore, the unsecured portion is      The debtor was standardly discharged xx  and the case got terminated xx
The foreclosure was filed in the loan and the complaint was filed xx   The interim foreclosure details are unavailable. The foreclosure file was closed on
The servicing comment dated xx  shows that the subject property has been occupied by the owner. The latest BPO is not available. As per the collection comment xx   the subject property had damage due to Wind xx    The property needed repairs in the amount of      The roofing of the home was damaged. The insurance claim was filed. The loss draft check in the amount of    xx  was issued xx  with check  xx   As per the comment dated xx   the requested draw in the amount of    xx  was sent to QC for approval. No details have been found stating that the repairs have been completed. Also, the latest BPO report is not available to validate the repairs to the property.
Foreclosure Comments:The foreclosure was filed in the loan and the complaint was filed xx   The interim foreclosure details are unavailable. The foreclosure file was closed on
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx The POC was filed on with the claim amount of xx and the arrearage amount is The amended xx filed xx was confirmed xx The debtor was supposed to pay the trustee the sum of xx from xx months under Chapter The Motion for relief was filed xx and order was granted xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is Therefore, the unsecured portion is The debtor was standardly discharged xx and the case got terminated xx	This Step modification agreement was signed between the borrower xx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at The borrower promises to pay the monthly P&I of xx beginning from x The maturity is x There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post Loan Origination)? Loan Value: Yes Tape Value: No Comment: The PACER Report reflects the Borrower filed Bankruptcy on xx which is Post Loan Origination as the subject loan closed on x Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The loan was in foreclosure.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: Escrow Advance Balance per Payment History is         Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step.  The Original Note Amortization type was Fixed.    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: The Modification reflects the Mod Steps.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The Modification reflects the First Payment Date x    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: CCCCCCxxCxxCxxCCCxx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as       Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxCCCxxCxxCxxCCCCCC   Variance:    Variance  :    Comment: The Payment History String reversed is       Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value:xx   Tape Value: xx   Variance:    Variance  :    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: Variance: Variance : Comment: Unpaid Current Principal Balance (UPB) per Payment History is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Appraisal (Lvl xx) "The Appraisal report is missing from the loan file. The available report(xx) is more than xx months old. The values are updated as per "
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the Texas state. The following state disclosures are missing from the loan file:
  TX Loan Agreement Notice.
  Commitment RequirementxxAnti Tying.
  TILA Disclosures in Spanish.
  Choice of Insurance Notice.
  Collateral Protection Insurance Disclosure.
  Non Deposit Investment Product Disclosure Are there any promotional materials?.
  Insurance Solicitation ost Commitment Requirement.
  Construction Loan Disclosure."
* Property is Manufactured Housing (Lvl xx)     "As per the appraisal report, the property is "Manufactured Housing". The Manufactured Home Affixation Affidavit was found from the loan file stating the home has been affixed to the land. The Affidavit was recorded xx with Doc    Affidavit is located at "Ln   xx". The Final Title Policy has an ALTA xx Endorsement for Manufactured Home. The updated title report dated x  reflects the VIN  TXFLxxAxxEG "
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,172.49	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24994289	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject mortgage was originated xx Final HUD-x is missing from the loan file. No release or satisfaction document has been found in the loan document stating the prior mortgage has been released. However, Final Title Policy at the origination does not reflect any exception for senior mortgage. It shows a clear title. Possible title claim can be filed.
No assignments have been found.
No active judgments or liens have been found.
Current year taxes are due in the amount of $x,xxx.xx.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment was received on The next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:The latest xx months of servicing comments are missing from the loan file.
According to the payment history as oxx   the borrower  is currently delinquent for xx  months. The last payment was received xx  and the next due date for payment isx  The P&I is in the amount of    xx  and PITI is in the amount of      The UPB reflected as per the payment history is in the amount of
According to the servicer's mail, the reason for default of borrower  is unemployment or decreased income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Borrower xx Middle Name Loan Value: Not Applicable Tape Value: A Comment: The Note does not reflects the borrower xx middle name as x Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance : Comment: The Payment History String reversed is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx loan application is missing in the loan file."
* ComplianceEase HOEPA Test Failed (Lvl xx)     "This is a HOEPA Higher Priced Mortgage Loan and failing HOEPA Higher Priced Mortgage Loan Test. However loan is escrowed.
APR charged is  xx  and allowed is  xx  and over by
Also this loan failed HOEPA Higher Priced Mortgage Loan Document Type Test. Final application along with income and assets documents are missing from the loan files."
* ComplianceEase Risk Indicator is "Critical" (Lvl xx)     "The CE risk indicator is Critical as the this is a HOEPA Higher Priced Mortgage Loan and failing HOEPA Higher Priced Mortgage Loan Test. However loan is escrowed.
APR charged is  xx  and allowed is  xx  and over by
Also this loan failed HOEPA Higher Priced Mortgage Loan Document Type Test. Final application along with income and assets documents are missing from the loan files."
* Final TIL Date after actual transaction date (Lvl xx)     "As per final HUD, the settlement date is xx; however, the final TIL date is x "
* Good Faith Estimate missing or unexecuted (Lvl xx)     "The loan was originated after xx ; however, the final GFE document is missing from the loan file."
* Higher Price Mortgage Loan (Lvl xx)     "This is a HOEPA Higher Priced Mortgage Loan:
Charged: xx  Allowed:  xx  Over charged by: +
This is loan is escrowed for taxes and insurance.
This loan failed the HPML loan type test. (Freddie Mac Bulletin  xx)
The loan is a HOEPA "higher priced mortgage loan" (HPML) that is not eligible for purchase by Freddie Mac because it is not one of the allowed loan types."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "This is loan has an escrow account. However, the intial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl xx)     "The loan was originated after   However, the initial GFE document is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl xx)     "The loan was originated after   However, the initial TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "This is an Adjustable rate loan. However, the loan program disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Missouri state. The following disclosures are missing from the loan file:
  MO Collateral Protection Act Notice
  Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The notice of service transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl xx)     "ROR is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per final HUD, the settlement date is xx which is different than the note date x "		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31661858	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.950%	$595.05	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx No chain of assignment has been found. No active judgments and liens have been found. xxxx combined taxes have been paid in the amount of $xxxx.xx.	According to the payment history as of the loan is currently performing. The last payment was received xx which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower had made last payment as per the modification made on	Collections Comments:The loan is currently Performing. According to the payment history as oxx the loan is currently performing. The last payment was received xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower had made last payment as per the modification made on
The bankruptcy has not been filed by the borrower .
The modification agreement was made between lenderxx and borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between xx and borrower xx As per the modified term, the new principal balance is The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of x The modification does not contain balloon payment. The loan has not been modified prior.	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment: The Note reflects the Borrowers Last Name as xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment reflects the Payment History String as x    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The Payment History String reversed is x    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance : Comment: No discrepancy Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* ComplianceEase HOEPA Test Failed (Lvl xx)     "This loan is Higher Priced Mortgage Loan (HPML) and is failing HPML loan type test. However the loan is escrowed.
Loan Data:  xx  Comparison Data:  xx  Variance:  xx
Also this loan failed HOEPA Higher Priced Mortgage Loan Document Type Test."
* ComplianceEase Risk Indicator is "Critical" (Lvl xx)     "The CE risk indicator is Critical as the loan is Higher Priced Mortgage Loan (HPML) and is failing HPML loan type test. However the loan is escrowed.
Loan Data:  xx  Comparison Data:  xx  Variance:  xx
Also this loan failed HOEPA Higher Priced Mortgage Loan Document Type Test."
* Good Faith Estimate missing or unexecuted (Lvl xx)     "Good faith estimate is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl xx)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:  On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Priced Mortgage Loan test Fail (Lvl xx)     "HOEPA Higher Priced Mortgage Loan Test: FAIL Loan Data  xx  Comparison Data  xx  Variance + xx
This loan failed the HOEPA higher priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher priced mortgage loan, as defined in
Regulation Z. While the HOEPA higher priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §   some lenders and secondary market investors may prefer not to fund or buy higher priced mortgage loans even if the additional conditions are met."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl xx)     "Initial good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl xx)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file. Also, the completion certificate is missing in the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
 MO Collateral Protection Act Notice
 Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "The operative index value is unable to be determined from the available loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan file."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56076949	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx
The chain of assignment has not been completed. The latest assignment is from xx
There are two state tax liens against the borrower xx. However, the second state tax lien amount not provided.
There is a judgment against the borrower xx. However, it was re-recorded on the same date with a bookxx add defendants name.
The combined annual taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for xx months and the next payment due date for the payment is The last payment was received xx in the amount of which was applied to As per payment history, the UPB is reflecting is in the amount of	Collections Comments:As per the review of servicing comments as oxx the loan is in bankruptcy. The borrower xx (Debtor) had filed the bankruptcy under xx with the case xx The plan was confirmed on The creditor NA, had filed the POC xx with the secured claim amount of xx and an arrearage amount of According to the xx plan, the debtor shall pay to the trustee the amount of xx for each month.
The borrower  has been delinquent for xx  months and the next payment due date for the payment is xx   The last payment was received xx  in the amount of      which was applied to xx    As per payment history, the UPB is reflecting is in the amount of      However, the borrower  has been maxxthe payment as per Note term.
As per servicing comment, the reason for default is unable to be determined.
No evidences have been found regarding the occupancy in the latest xx  months of servicing comments.
The BPOxxinspection report is also not available in loan file.

Foreclosure Comments:According to the servicing comment dated xx   the foreclosure was initiated and the sale was scheduled xx ; however, it was put on hold as the borrower  had filed the bankruptcy xx   The date of the last filing of bankruptcy was xx
Bankruptcy Comments:The borrower xx had filed the bankruptcy under xx with the case xx The plan was confirmed on The creditor NA, had filed the POC xx with the secured claim amount of xx and an arrearage amount of According to the xx plan, the debtor shall pay to the trustee the amount of xx for each month. The date of the last filing of bankruptcy was xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: As PACER report, the bankruptcy case Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history, the last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx Corporation   Tape Value:   NA   Variance:    Variance  :    Comment: As per Note, the lendername is xx Corporation.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: The loan was originated with Fixed Amortization type. Hence, Neg. Amortization is not applicable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: The loan was originated with refinance. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing credit report (Lvl xx) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in state of Kentucky; however, the following state disclosures are missing from the loan file:
  ?Fair Housing Notice.
  ?Homeownership Protection Center Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business form document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34069869	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx
The chain of assignment is complete. The latest assignment of mortgage is with xx N.A.
Active judgments or liens found pending are as follows:
x) xxof $x.xx and it was recorded on xx/xx/xxxx.
Annual taxes are in the amount of $x.xx.
No prior delinquent taxes have been found pending.
Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per ARM terms. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per ARM terms. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower  is excessive obligations. The borrower  is not maxxregular payments as per ARM terms. The loan was not yet modified since origination.
No information pertaining to foreclosure has been found in the latest xx  months servicing comments.
The borrower xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on
According to the modified xx plan dated the debtor shall pay to the trustee the sum of xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: ARM index margin percent is Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: ARM Lifetime Cap Rate is  xx    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: ARM Lifetime Floor Percent is  xx    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: The bankruptcy cas   is      Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The modification is not occure.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: The first rate adjustment months is     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history the last payment was received on     Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx.   Tape Value:xx.   Variance:    Variance  :    Comment: The lendername is xx   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The Lifetime Upward Rate Change Cap is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The maz rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per note the original balance is        Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The Rate Adjustment Initial Cap Percent is      Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The stated maturity date is     Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: xx Variance: Variance : Comment: As per appraisal the subject property type is xx. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Alabama state. The following state disclosure is missing from the loan file.
 Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93960849	xx	598	655	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$503.42	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has not been done since origination. Currently, the mortgage is with the oxx. The first in the favor oxx
The second in the favor oxx
The first and second installment combined taxes of xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of the borrower is currently delinquent for xx months and next due date is The last payment was received xx in the amount of xx which was applied for The current P&I is xx and PITI is The UPB reflected in the payment history is in the amount of	Collections Comments:The loan is currently in the bankruptcy and next due date is The last payment was received xx in the amount of xx which was applied for The current P&I is xx and PITI is The UPB reflected in the payment history is in the amount of
As per comment dated   the reason for default is Curtailment of income.
The loan has been modified, this modification agreement was made between borrower  xx     borrower  promises to pay   xx  monthly with a modified interest rate  xx   beginning from xx  with a maturity date   The interest bearing amount is      There is no deferred balance and principal forgiven amount.
The loan was previously modified in
As per the document located at ( _ xx ) the foreclosure was initiated and referred to an attorney on   The Notice of default attached with the updated title report which was filed on   The complaint was filed on   The first publication was done on   The sale has been scheduled for   Further details are not available.
As per the Notice of Trustee’s sale (Pg xx ), the sale has been scheduled for   The foreclosure hold reason has not been found. As per comment dated   the sale has been scheduled for   However, the borrower xx had filed bankruptcy under xx  with the case   xx  and foreclosure put on hold.
The borrower  xx had filed bankruptcy under xx  with the case   xx  on   The POC was filed by   N.A. xx  with the secured claim amount of    xx  and the arrearage is       The Schedule D of voluntary petition dated   show the value of collateral is   xx  and amount of claim is      As per third Amended xx  plan dated   the debtor shall pay the trustee   xx  monthly for xx  month and   xx  months for the total amount of       The date of last filing is
As per comment dated   the subject property is owner occupied.
As per comment dated   the new claim for water damage was received. Further comments do not indicate damage or repair to the property.

Foreclosure Comments:
As per the document located at (  _ xx ) the foreclosure was initiated and referred to an attorney on   The Notice of default attached with the updated title report which was filed on   The complaint was filed on   The first publication was done on   The sale has been scheduled for   Further details are not available.
As per the Notice of Trustee’s sale (Pg xx ), the sale has been scheduled for   The foreclosure hold reason has not been found. As per comment dated   the sale has been scheduled for   However, the borrower  xx had filed bankruptcy under xx  with the case   xx  and foreclosure put on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx on The POC was filed by N.A. xx with the secured claim amount of xx and the arrearage is The Schedule D of voluntary petition dated show the value of collateral is xx and amount of claim is As per third Amended xx plan dated the debtor shall pay the trustee xx monthly for xx month and xx months for the total amount of The date of last filing is
This modification agreement was made between borrower  xx   N.A. dated  The reason for modification is financial hardship. As per the modified terms, new principal balance is      borrower  promises to pay   xx monthly with a modified interest rate  xx  beginning from xx with a maturity date   The interest bearing amount is      There is no deferred balance and principal forgiven amount.
The loan was previously modified in	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The bankruptcy case Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the payment history the last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:xx   Tape Value:   NA   Variance:    Variance  :    Comment: As per the note lendername is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per the note loan maturity term months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per the note the loan has negative amortization.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per document the S&C filing date is     Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of xx. The following required State Disclosures are missing from the loan file.
 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure forCondominiums
 Hazard Insurance Disclosure
 Insurer RecommendationDisclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per Note, the note date is However, final HUD xx shows the settlement date is "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51736160	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$7,257.31	4.500%	$600.54	xx/xx/xxxx	Financial Hardship	Updated title report as of xxx
No chain of assignment has been found.
xx
There are two junior civil judgments in the total amount of $ x, all recorded after subject mortgage.
Annual estimated tax is $x with no prior year’s delinquency.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of   xx which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower is maxxthe payment as per the modification terms with interest rate of  xx  and P&I is
Collections Comments:According to the comment dated the subject property is occupied by owner. No damagesxxrepaired have been found. However, latest BPO report is not available to verify the current condition of property.
TThe Payment History dated xx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for more than xx  months. The last payment was received in the amount of   xx  which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower  is maxxthe payment as per the modification terms with interest rate of  xx   and P&I is
Collections Comments:According to the comment dated   the subject property is occupied by owner. No damagesxxrepaired have been found. However, latest BPO report is not available to verify the current condition of property.
The Payment History dated xx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for more than xx  months. The last payment was received in the amount of   xx  which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower  is maxxthe payment as per the modification terms with interest rate of  xx   and P&I is
The loan modification agreement was made between “xx " and lender‘ xx’ (QQQQQQQQQQQQQQQQQ) effective date is   The first modified payment is still due for the date oxx  and the new maturity date will be   The new modified unpaid principal balance is      the deferred amount is    xx  and interest bearing amount is      The borrower  is maxxthe payment as per the modification that terms would be  xx   and modified P&I
Bankruptcy filed by “ xx  Schedule D of voluntary petition dated xx  shows that the amount of secured claim without deducting the value of collateral    xx  and the value of collateral that supports this claim is    xx  therefore; the unsecured portion is      The creditor ‘  N.A.’ has filed the POC xx  with secured claim amount of    xx  and arrearage is      The amended xx  was entered xx  shows that the proposed plan as debtor may pay the mortgage payment directly and arrearage claim will be paid by the trustee as separate claim over of the plan without interest.  However xx  plan was dismissed and trustees final report dated xx  shows that the claim amount is      asserted amount is    xx  and the creditor paid principal is in amount of      However, the xx  was converted in xx  on   The converted BK case was discharged xx  and was terminated on

No evidences have been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by “ xx date Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is The creditor ‘ N.A.’ has filed the POC xx with secured claim amount of xx and arrearage is The amended xx was entered xx shows that the proposed plan as debtor may pay the mortgage payment directly and arrearage claim will be paid by the trustee as separate claim over of the plan without interest. However xx plan was dismissed and trustees final report dated xx shows that the claim amount is asserted amount is xx and the creditor paid principal is in amount of However, the xx was converted in xx on The converted BK case was discharged xx and was terminated on	The loan modification agreement was made between “xx effective date is The first modified payment is still due for the date oxx and the new maturity date will be The new modified unpaid principal balance is the deferred amount is xx and interest bearing amount is The borrower is maxxthe payment as per the modification terms would be xx and modified P&I	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Bankruptcy Motion Filed Date Loan Value: xx Tape Value: xx xx (Days) Comment: BK motion filed date is tape shows xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: First payment date is   tape shows xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx, National Association   Tape Value:   NA   Variance:    Variance  :    Comment: lendername is xx, National Association, tape shows xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Loan maturity months is   tape shows xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: Original Balance is        Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report at time of loan origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in NC State, the required disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Priority of Security Instrument Disclosure"
* Right of Rescission missing or unexecuted (Lvl xx)     "The ROR is not executed by borrower."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44718215	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.130%	$458.23	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx The chain of the assignment has not been completed. Currently, the subject mortgage is with the lender, “xx There is junior mortgage against the subject property originated on xx Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to review of the latest payment history as of the borrower is currently delinquent for xx months and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of The interest rate is xx and P&I is	Collections Comments:The loan is currently in the bankruptcy and the next due date is next due date is The last payment was received xx in the amount of xx which was applied for the due date oxx The unpaid principal balance is reflected in the amount of The interest rate is xx and P&I is According modification agreement dated the new principal balance is lenderhas forgiven the principal balance in the amount of xx which exceeds xx of modified principal balance. The reason for default as per collection is excessive obligation.
According to document located at “xx”, foreclosure was initiated and the file was referred to an attorney on   According to document located at “ Screenshots_ xx ”, the complaint was filed xx  with the case    CA xx   According to proof of publication document located at “ Notice of Sale_ xx ”, the final judgment was entered xx  for the amount of      The foreclosure sale has been scheduled on   The foreclosure file was put on hold due to bankruptcy filing. The borrower , "xx had filed the bankruptcy under xx  with the case   xx   The POC was filed by the creditor xx  for the secured claim amount of    xx  and the amount of arrearage is      According to amended xx  plan dated   the debtor shall pay to the trustee in the amount of    xx  months,    xx  months, and    xx  for remaining months. The plan period is xx  months. The estimated arrearage to be paid through the plan is in the amount of      The plan was not yet confirmed. The amended POC was filed by the creditor, xx  for the secured claim amount of    xx  and the amount of arrearage is      The comment dated xx  states that the subject property is owner occupied.
According to comment dated   the roof of the subject property needs to be repaired. The comment dated xx  states that there is work to be done on the house. The same comment states that TDA has been advised in the amount of      We are unable to determine whether the repairs have been completed or not and we also don’t have any latest BPO report to verify the property condition. No details have been found regarding the insurance claim.

Foreclosure Comments:According to document located at “ Screenshots Loss Mitigation Status_ xx ”, foreclosure was initiated and the file was referred to an attorney on   According to document located at “ Screenshots_ xx ”, the complaint was filed xx  with the case    CA xx   According to proof of publication document located at “ Notice of Sale_ xx ”, the final judgment was entered xx  for the amount of      The foreclosure sale has been scheduled on   The foreclosure file was put on hold due to bankruptcy filing. The borrower , "xx
Bankruptcy Comments:The borrower , "xx" had filed the bankruptcy under xx with the case xx The POC was filed by the creditor xx for the secured claim amount of xx and the amount of arrearage is According to amended xx plan dated the debtor shall pay to the trustee in the amount of xx months, xx months, and xx for remaining months. The plan period is xx months. The estimated arrearage to be paid through the plan is in the amount of The plan was not yet confirmed. The amended POC was filed by the creditor, xx for the secured claim amount of xx and the amount of arrearage is	This modification agreement was made between the borrower , "xx" on According to modified terms, the new principal balance is Lender has forgiven the principal balance in the amount of xx which exceeds xx of modified principal balance. borrower promises to pay P&I in the amount of xx with the interest rate of xx beginning from The stated maturity date is	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: No discrepancy. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: According to latest payment history, the last payment received date is     Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx.   Tape Value: xx.   Variance:    Variance  :    Comment: According to note, the lander name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: According to note, original maturity term months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: According to mortgage document, the original balance is   xx     Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: According to available document, the complaint filed date is     Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: According to original note, the maturity date is     Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: According to modified terms, the stated remaining term is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of rescission because it is understated by more than
This loan failed the TILA APR test.
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method.
TILA Finance Charge Test: FAIL Loan Data:    xx Comparison Data:    xx Variance:
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data:    xx Comparison Data:    xx Variance:
TILA APR Test: FAIL Loan Data:  xx  Comparison Data:  xx  Variance:    "
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "An Appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Florida State. The following disclosures are missing from the loan file:
Anti Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,257.23	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84789278	xx	Unavailable	Not Applicable	39.002%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	7.250%	$694.32	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is currently with “xx, NA instead of "xx
There are eight active xx
There is an active civil judgment against the borrower in the amount oxx.
x installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xx reveals that borrower has been the delinquent for xx month. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for xx month. The last payment was received in the amount of xx which was applied for the due date oxx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is
Loan modification agreement was made between the borrower  and lenderxx   The new modified rate is  xx   and borrower  promises to pay P&I in the amount of   xx  which begin from xx   The new principal balance is      The interest bearing amount is    xx  and the maturity date is xx   Reason for Modification is Financial Hardship.
borrower  has filed bankruptcy under xx  case   xx   POC was filed xx  which shows that the amount of secured claim is    xx  and the amount of arrearage is      xx  Plan was filed xx  which was objected on   Notice of Motion for relief from Automatic Stay was filed by the subject creditor xx  and order on Motion for relief from Automatic Stay was filed xx  which states that the aforesaid motion or application is denied. Modification of xx  Plan was filed xx  which states that the debtor shall pay   xx  monthly to the xx  Trustee for xx  months. The Debtor will pay to the Trustee (as part of the Plan) allowed subject claim for arrearage which is in the amount of  xx  on monthly obligations and the debtor shall pay directly to the creditor (outside the Plan) monthly obligations due after the bankruptcy filing. Order Confirming xx  Plan was filed xx  which states that the modified plan of debtor, dated   or the last amended plan of the debtor be and it is hereby confirmed. Currently debtor is in active bankruptcy.
Foreclosure proceeding is not yet start.
As per latest comment dated xx  subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:borrower has filed bankruptcy under xx case xx POC was filed xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Plan was filed xx which was objected on Notice of Motion for relief from Automatic Stay was filed by the subject creditor xx and order on Motion for relief from Automatic Stay was filed xx which states that the aforesaid motion or application is denied. Modification of xx Plan was filed xx which states that the debtor shall pay xx monthly to the xx Trustee for xx months. The Debtor will pay to the Trustee (as part of the Plan) allowed subject claim for arrearage which is in the amount of xx on monthly obligations and the debtor shall pay directly to the creditor (outside the Plan) monthly obligations due after the bankruptcy filing. Order Confirming xx Plan was filed xx which states that the modified plan of debtor, dated or the last amended plan of the debtor be and it is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on x The new modified rate is xx and borrower promises to pay P&I in the amount of xx which begin from x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last payment received date is xx but tape data shows x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Value:   NA   Variance:    Variance  :    Comment: lendername is xx but tape data shows   NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Loan original maturity term months are xx but tape data shows     Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :    Comment: Sales price (HUD xx Line xx) is    xx but tape data shows       Tape Source: Initial   Tape Type:
Field: xx Loan Value: xx Tape Value: Attached Variance: Variance : Comment: Subject property xx but tape data shows xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "ComplaincaeEase Risk Indicator is Moderate due to TILA Finance Charge Test, Prohibited Fees Test and TILA APR Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "ComplianceEase State Regulation Test failed due to Prohibited Fees Test:
Prohibited Fees Test shows loan data is     Comparison data is   xx; however variance is +
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase TILA Test Failed (Lvl xx)     "ComplainceEase TILA Test failed due to TILA Finance Charge Test and TILA APR Test.
  TILA APR Test shows Loan data  xx  Comparison Data  xx  and Variance
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than
xx percentage point above or below the APR as determined in accordance with the actuarial method.
  TILA Finance Charge Test:Loan Data      Comparison Data    xx and Variance
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than   "
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following are the state disclosure which are missing from the loan file:
  NJ Attorney DisclosureNJ Attorney Disclosure
  Unacceptability of Insurance Notice
  Attorney Disclosure II
  Private Well Testing
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of Servicing Transfer document is missing from loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53101634	xx	646	Not Applicable	25.243%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx
The chain of the assignment has not been completed. The current assignment should be with xx
Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the tape data is in the amount of

Collections Comments:The loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since Foreclosure was referred to dated xx Foreclosure complaint was filed xx
According to the collection comment dated xx  the borrower  is contesting for the unreasonable fees including post acceleration late charges attorney’s fees, and late charges for a wrongful foreclosure; and attorney fees for a second unsuccessful foreclosure action and disputes the inclusion of un matured interest.  According to comment dated   the borrower  continued to contest the accuracy of wells accounting and the facts asserted. No further information has been found regarding the contested. Unable to determine whether the contested matter has been resolved or not.  According to the collection comment dated xx  the debtors requested an evidentiary hearing to resolve the accounting dispute with Wells Fargo. According to the collection comment dated xx  Hearing to resolve the accounting dispute with Wells Fargo. There is no further information has been found regarding the dispute matter.  According to the comment dated xx  the subject property was affected by the disaster.
As per the collection comment xx  property had a broken window. The cost of damage is unavailable but according to the comment dated xx  the customers deductible amount is     As per comment dated xx   the check xx  of amount   xx  has been received. No details were found regarding the insurance claim. Latest BPO report is unavailable. According to the comment dated xx  the roof repairs have been completed. Review of the payment history available from xx  states that the borrower  has been delinquent for more than xx  days. The last payment was received in the amount of    xx  which was applied to due date oxx  and the next due date is   Current UPB reflects in the tape data is in the amount of

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since   Foreclosure was referred to dated xx   Foreclosure complaint was filed xx
According to the collection comment dated xx  the borrower  is contesting for the unreasonable fees including post acceleration late charges attorney’s fees, and late charges for a wrongful foreclosure; and attorney fees for a second unsuccessful foreclosure action and disputes the inclusion of un matured interest.  According to comment dated   the borrower  continued to contest the accuracy of wells accounting and the facts asserted. No further information has been found regarding the contested. Unable to determine whether the contested matter has been resolved or not.  According to the collection comment dated xx  the debtors requested an evidentiary hearing to resolve the accounting dispute with Wells Fargo. According to the collection comment dated xx  Hearing to resolve the accounting dispute with Wells Fargo. There is no further information has been found regarding the dispute matter.

Bankruptcy Comments:The borrower s xx had filed the BK under the xx th xx The POC was filed xx The POC amount is xx and total arrearage amount is The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is Therefore, the unsecured portion is According to the amended xx plan the value of collateral is xx the plan has not been confirmed yet.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: The ARM index margin is However the tape shows that it is Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The ARM lifetime floor percent is    However the tape shows that it is      Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value:xx  Variance:    Variance  :    Comment: The borrower last name is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment: The bankruptcy post petition due date is not available.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: No evidence of modification has been found.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: The first rate adjustment is xx months. However the tape shows that it is of xx month.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:xx   Tape Value:   NA   Variance:    Variance  :    Comment: The lendername is xx. However the tape shows that it is   NA.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The lifetime upward rate change is    However the tape shows that it is     Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The Max rate at first adjustment is    However the tape shows that it is     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The next pay change date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: The rate adjustment initial cap is    However the tape shows that it is      Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The referral date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The complaint was filed on x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The Stated maturity date is x However the tape shows that it is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "The List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
  Anti Coercion Notice
 Radon Gas Disclosure
 Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "The settlement date is x However the loan origination date is x "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23037825	xx	591	Not Applicable	28.768%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx
The chain of assignments has not been completed. Currently, the assignment is with the “xx
xx
There is one junior judgment against the borrower in the favor oxx
First and second combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx and $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of the borrower is current with the loan and next due date is The last payment was received xx in the amount of xx which was applied for xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxpayment as per ARM payment change Notice located at ( SL ARM Notices_ xx).

Collections Comments:As per the servicing comments as oxx the borrower is currently maxxthe regular payments and next due date is The last payment was received xx in the amount of xx which was applied for xx with an interest rate of The new UPB is reflected in the amount of The borrower has been maxxpayment as per ARM payment change Notice located at ( SL ARM Notices_ xx ).
The loan has not been modified since origination.
The borrower  xx had filed bankruptcy under xx  with the case   xx  on   The plan was confirmed on   The POC was filed by  N.A. xx  with the secured claim amount of    xx  and the arrearage is     According to Modified xx  plan dated   the debtor shall pay the trustee   xx  per month for  xx  months,   xx  per month for xx  months and   xx  per month for xx  months. The order on motion to convert the case from xx  to xx  was filed on   The case was converted on the same date. As per Trustee’s final report dated   the debtor had paid the arrearages in the amount of     The debtor was discharged on   The case was terminated on
The foreclosure activity has not been found.
As per comment dated   the subject property is owner occupied.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx on The plan was confirmed on The POC was filed by N.A. xx with the secured claim amount of xx and the arrearage is According to Modified xx plan dated the debtor shall pay for the trustee in the amount of xx per month for xx months, xx per month for xx months and xx per month for xx months. The order on motion to convert the case from xx to xx was filed on The case was converted on the same date. As per Trustee’s final report dated the debtor had paid the arrearages in the amount of The debtor was discharged on The case was terminated on	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: ARM Index margin percent is Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: ARM lifetime floor percent is      Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: Bankruptcy case       Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last payment received date is x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Value:   NA   Variance:    Variance  :    Comment: lendername isxx.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Lifetime Upward Rate Change cap is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Max. rate at first adjustment is  xx >   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Next pay change date is     Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: Original P&I is       Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Rate adjustment Initial Cap percent is      Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The maturity date is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl xx) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is xxMonths and comparison data is xxMonths; hence, the variance is xxMonths."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
 Affidavit of Consideration
 Affidavit of Disbursement
 First Time Buyers Affidavit
 Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
 Balloon Payment
 No Escrow Account
 Mandatory Binding Arbitration Disclosures
 Home Buyer Education and Counseling Disclosure"
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be determined from the loan files."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39315029	xx	653	644	35.097%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$4,227.90	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx
No assignment of mortgage from an originating lender,xx
There are two active Water/Sewer liens against property which were recorded on  xx/xx/xxxx and xx/xx/xxxx respectively. In the favor of x regional Water pollution control agency for the total amount of$xxx.xx.
There is special tax lien against the subject property in the favor oxxxx/xx/xxxx. However, the amount is unavailable.

The county annual taxes of xxxx-xx have been paid in the total amount of $ xxxx.xx. As per the tax notes, all the prior taxes have been paid.
As oxx payment history, the borrower is delinquent for xx month and the next payment due date is The last payment was received in the amount oxx which was applied to the due date oxx and the P&I is xx with interest rate xx . As per payment history, the UPB is reflecting is in the amount of However, the borrower has been maxxthe payment as per the modification agreement, which was executed on	Collections Comments:
The borrower  is delinquent for more than thirty days and the next payment due date for xx   The last payment was received in the amount oxx  which was applied to the due date oxx  and the P&I is    xx   with interest rate  xx   . As per payment history, the UPB is reflecting is in the amount of
The borrower  Rettinger, Anthony Michael and Rettinger, Virginia Lee (Joint Debtor)  had filed the bankruptcy under xx  with the case    xx  on   The plan was confirmed on   The deadline to file POC was   The creditor   NA had filed POC xx  with the secured claim amount of    xx  and arrearage of     The amended xx  plan was filed on   the value of the collateral is    xx  and the secured claim is    xx  and the lien is fully secured with no impairment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Rettinger, Anthony Michael and Rettinger, Virginia Lee (Joint Debtor) had filed the bankruptcy under xx with the case xx on The plan was confirmed on The deadline to file POC was The creditor NA had filed POC xx with the secured claim amount of xx and arrearage of The amended xx plan was filed on the value of the collateral is xx and the secured claim is xx and the lien is fully secured with no impairment.	This Step modification agreement was made between lender N.A. with the borrower xx The new principal balance As per the modification, the borrower makes an interest only payment from xx with the rate of Interest xx which steps up in xx steps ending at The borrower promises to pay the monthly P&I of xx with the interest rate xx ; beginning from x The new maturity date is x	Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value: xx Tape Value: xx xx (Days) Comment: The last payment was received on x Tape Source: Initial Tape Type:
Field: lenderName   Loan Value:xx   Tape Value:   NA   Variance:    Variance  :    Comment: The note Document lendername is xx, FSB.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: The loan was originated on xx with NegARM terms.   Tape Source: Initial   Tape Type:
Field: Parsed Street Address Apartment or Unit   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: As per the note document the street Address apartment or unit is not available.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "Lost note affidavit was found in the loan file located at " Lost Note Affidavit_xx" stating that original note was misplaced, lost or destroyed. A Copy of Note is located at” Note_xx”."	* Missing Required Disclosures (Lvl xx) "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx. However, the following state disclosures are missing from the loan file.
 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure for Condominiums
 Hazard Insurance Disclosure
 Insurer Recommendation Disclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated Business form document is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the final HUD, the settlement date is xx which is different than the note date "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70245180	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$792.63	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has not been completed.  The mortgage is currently with the lender xx
There is one IRS lien favor oxx which was recorded on x/x/xxxx. However, the SSN# mentioned on the supportive document does not match with the primary borrower’s SSN.
There is one junior civil judgment in favor oxx, N.A. in the amount of xx.
There are two hospital liens.
First was recorded on xx/x/xxxx in favor oxx. The second was recorded on x/x/x in the favor oxx of $x,x.x.
First and Second installment of county taxes of xxxx have been paid total in the amount of $x,x.x.
No prior year delinquent taxes have been found.
According to the latest payment history, the loan is in delinquency for xx month. The last payment was received xx in the amount of xx with interest rate of xx for the due date oxx and the next due date is The UPB reflected as per the payment history is in the amount of Payments were made by borrower as per modification dated

Collections Comments:The loan is in Collection. The loan is in delinquency for xx month. The last payment was received xx in the amount of xx with interest rate of xx for the due date oxx and the next due date is xx The UPB reflected as per the payment history is in the amount of Payments were made by borrower as per modification dated xx
This modification agreement was made between lenderxx borrower  xx
The loan was modified two times since origination. The loan was modified xx  located at “

The borrower xx had filed bankruptcy under xx  with the case   xx

As per servicing comments the loan is not in foreclosure. The comment dated xx  states that subject property is occupied by unknown person. No visible damages were reported.

Update:
As per the servicing comment dated   the reason for default is curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx Schedule D of Voluntary Petition Filed xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx ; therefore, the unsecured portion is The bankruptcy was discharged xx and the case was terminated on	This modification xx. and borrower xx, the new principal balance is The borrower promises to pay xx monthly with a modified interest rate of xx and the payment had begun from xx ends with the maturity date of x
The loan was modified two times since origination. The loan was modified xx located at xx	Credit Application Credit Report Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx.   Tape Value: xx HOLDINGS, INC.   Variance:    Variance  :    Comment: lendername is xxFargo Financial Arizona, Inc.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term in months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: The original Appraised value is        Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per Note, the original balance is        Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx     Tape Value: xx   Variance:    Variance  :    Comment: The Note reflects the Subject Property Address Street as: xx  e.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final Application is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
356025	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated x/x/x reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx

The chain of the assignment has not been found; however the latest assignment is with "xx
No active liens and judgments have been found.

xxxx county x installments have been paid in the amount of $x on x/x/x.
xxxx county x installments have been due in the amount of $x on x/x/x.

No prior years delinquent taxes have been found.	According to the payment history as of the borrower is currently delinquent for xx months. The last payment received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower is maxxpayments as per ARM change notice located at (Notice of Mortgage Payment Change dated xx) on pacer site. The last payment of xx was applied toward arrears pay off as per comment dated	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received xx the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower is maxxpayments as per ARM change notice located at (Notice of Mortgage Payment Change dated xx ) on pacer site. The last payment of xx was applied toward arrears pay off as per comment dated xx
The reason for default is decreased income. The subject property is occupied by the owner. This loan has not been modified since origination. No comments have been found for damages or repair to the property. The foreclosure was initiated and the file was referred to the attorney and the complaint was filed xx   AS per the notice of default document located at (Ln   xx ) after the lapse of not less than xx  month from the date of filing xx   the trustee or the attorney for the trustee shall give notice of sale. However, the bankruptcy filed xx  is still active and the current status of bankruptcy is plan confirmed. As per the affidavit doc  xx filed on   the lenderhas request for order on motion for relief from the stay but as per latest search on pacer order on motion for relief has not been granted to the lenderyet. As per comment dated xx   the foreclosure reinstatement quote was provided in the amount of   xx  good through till xx   According to the PACER, the borrower  had filed bankruptcy under xx  with the case   xx   The plan was confirmed xx   The POC was filed on   the POC amount is    xx  and the arrearage amount is      The debtor shall pay to the trustee   xx  months. The borrower  had filed motion for relief xx
Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney and the complaint was filed xx   AS per the notice of default document located at (Ln   xx ) after the lapse of not less than xx  month from the date of filing xx   the trustee or the attorney for the trustee shall give notice of sale. However, the bankruptcy filed xx  is still active and the current status of bankruptcy is plan confirmed. As per the affidavit doc  xx  filed on   the lenderhas request for order on motion for relief from the stay but as per latest search on pacer order on motion for relief has not been granted to the lenderyet. As per comment dated xx   the foreclosure reinstatement quote was provided in the amount of   xx  good through till xx
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx with the case xx The plan was confirmed xx The POC was filed on the POC amount is xx and the arrearage amount is The debtor shall pay to the trustee xx months. The borrower had filed motion for relief xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The borrowers Miguel Degante Aguirre and Maria DeJesus Alvarez Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan was modified since origination.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: As per the ARM Note, the first rate Adjustment months     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per ARM Note, Lifetime Upward change cap is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per the Note document, Max Rate at first adjustment      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per Note document Loan Original Balance is        Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance  :    Comment: As per Note document property Address street xx    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per ARM Note, Rate Adjustment initial Cap is given      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The foreclosure was initiated and complaint was filed on x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: As per the Note the maturity date is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Notice of servicing Transfer document is missing from the given loan file."
* Operative index value is unable to confirm (Lvl xx)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated Business disclosure is missing from the given loan file."
* ROR not hand dated by borrower(s) (Lvl xx)     "ROR not hand dated by the borrower."
																									* TIL not hand dated (Lvl xx) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4914861	xx	615	647	64.141%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$1,021.32	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx
The chain of assignment is in complete. The last assignee was transferred from ‘xx

There is child support lien against the borrower  xx
Annual combined installment taxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx and taxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior delinquent taxes have been found.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of    xx which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower is maxxthe payment as per the modification terms with interest rate is  xx  and P&I is
Collections Comments:As per the servicing comment dated the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
The Loan modification agreement was made on   between the borrower  “xx” and the lender“xx  promises to make a monthly payment of    xx  with the rate of interest    beginning from xx  till the maturity date of    The new principle balance stated in the modification is in the amount of      No, any deferred amount has been given in the modification.  Hence, the interest bearing amount is      The loan has been modified twice since origination. The previously the loan was modified xx  and modification agreement was located at “xx”.
The Payment History dated xx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for more than xx  months. The last payment was received in the amount of    xx  which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The borrower  is maxxthe payment as per the modification terms with interest rate is  xx   and P&I is
Bankruptcy filed by “ xx  date   The amended schedule D of voluntary petition dated xx  shows that the amount of secured claim without deducting the value of collateral    xx  and the value of collateral that supports this claim is    xx  therefore; the unsecured portion is       Bankruptcy case was discharged xx  and got terminated on

No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by “ xx date The amended schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is Bankruptcy case was discharged xx and got terminated on	The Loan modification agreement was made on between the borrower “xx”. The borrower promises to make a monthly payment of xx with the rate of interest beginning from xx till the maturity date of The new principle balance stated in the modification is in the amount of No, any deferred amount has been given in the modification. Hence, the interest bearing amount is The loan has been modified twice since origination. The previously the loan was modified xx and modification agreement was located at xx	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: According to the PACER, current bankruptcy case number is xx; however, tape data reflects with Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: As per the note, loan original maturity term months is xx; however, tape data reflects with     Tape Source: Initial   Tape Type:
Field: MI Certificate Number   Loan Value:   xx   Tape Value: xx   Variance:    Variance  :    Comment: As per the MI certificate, MI certificate  is   xx; however, tape data reflects with     Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: The foreclosure has not been initiated. Hence, S&C filing date is not applicable; however, tape data reflects with Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* DTI > xx (Lvl xx) "As per the final application, the total monthly income of the borrower is xx and total monthly expenses are Hence, the DTI ratio is xx which is greater than the "
* Missing Required Disclosures (Lvl xx)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92830361	xx	815	Not Applicable	26.018%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx
The chain of assignment is incomplete. There is no assignment found. The assignment was missing from xx, N.A., Inc. to xx or liens have been found.

First combined taxes of xxxx are due onxx/xx/xxxx and xx/xx/xxxx in the total amount of $xxx.xx.	The payment history dated as oxx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received xx in the amount of xx and it was applied for the due date of The current P&I is xx and rate of interest is The current unpaid principal balance is in the amount of The last payment was made by borrower as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection. But as per seller tape data the loan is in foreclosure as complaint was filed xx
The payment history dated as oxx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for xx  months. The last payment was received xx  in the amount of   xx  and it was applied for the due date oxx   The current P&I is   xx  and rate of interest is    The current unpaid principal balance is in the amount of      The last payment was made by borrower  as per the Note.
According to the PACER, xx had filed bankruptcy unde xx  Motion for Relief from Stay was filed xx  and order was granted on this motion xx   The bankruptcy was discharged xx  and it was terminated xx
Available servicing comment and documents in file reveal that loan is in foreclosure since   Foreclosure was referred to attorney, which was completed xx   As per seller tape data complaint was filed xx   No further details have been found.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.
Update:
As per the servicing comment dated   borrower  deceased.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since Foreclosure was referred to attorney, which was completed xx As per seller tape data complaint was filed xx	Not Applicable	Good Faith Estimate Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: As per pacer case number is Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: Loan was not modified.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history last payment received date is x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:   N.A.   Tape Value: xx
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment: MIN number is unavailable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value:  xx    Variance:    Variance  :    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Curable	* MI, FHA or MIC missing and required xx "LTV is greater than Hence required MI certificate is missing from the loan file. Seller tape data shows MI certificate is required."	* Good Faith Estimate missing or unexecuted (Lvl xx) "Final good faith estimate is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Indiana. The following state disclosures are missing from the loan file.
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl xx) "Notice of service transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8305641	xx	657	Not Applicable	20.514%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$387.76	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/x states that the subject mortgage was originated on xx
The chain of the assignment has been missing.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. xx
Annual county taxes have been paid in the amount of $xxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx days. The last payment was received in the amount of xx which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is Borrower is currently maxxthe payment according to the mod terms.
The borrower is currently xx months behind his scheduled payments.
Collections Comments:xx had filed bankruptcy under xx and the debtor was discharged on
The case was terminated xx
Voluntary petition was filed xx  does not show any unsecured portion.
Review of the payment history provided from xx  reveals that borrower  has been the delinquent for more than xx  days. The last payment was received in the amount of   xx  which was applied for the due date oxx   The next due date is xx   Current UPB as of date reflects in the provided payment history is in the amount of    xx  and current interest rate as per payment history is    borrower  is currently maxxthe payment according to the mod terms.
The borrower  is currently xx  months behind his scheduled payments.
 _______. borrower  wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under xx  and the debtor was discharged on
The case was terminated xx
Voluntary petition was filed xx  does not show any unsecured portion.
Loan modification agreement was made between borrower and lender x The new principal balance is xx & Principal forgiven is The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from x
The new maturity date is x	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per original Note maturity term months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per Original Note the Neg. amort potrntial is yes.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per Apprisal report the appraised value is        Tape Source: Initial   Tape Type:
Field: Property Address Street  xx
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: As per loan application is refinance loan & sale price is not applicable. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl xx) "Notice of servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required affiliated business disclosure is missing from loan file."
* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx)     "Transaction date as per the ROR is xx and the note date is xx which is not consistent."
																									* Settlement date is different from note date (Lvl xx) "As per final HUD the settlement date is xx and note date is xx which is different from each other."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7034245	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$14,475.02	5.750%	$810.75	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has not been completed, no assignment has been found.
There are no active liens and judgments found against the borrower. xxxx combined annual taxes has been exempt.
According to the payment history as oxx the borrower is currently delinquent for xx months. The last payment was received on the payment applied date was xx and the next due date for payment on The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of The UPB reflected as per the payment history is in the amount of The borrower has made last payment as per modification made on

Collections Comments:The loan is currently in active bankruptcy. The borrower xx had filed for bankruptcy under xx with the case xx and the plan was confirmed on The xx plan was filed xx as per plan the debtor supposes to pay the trustee the amount of xx per month for xx months. The POC was filed xx the POC amount is xx and the arrearage amount is Voluntary Petition, schedule D shows amount of xx has unsecured portion out of amount of claim
No comments have been found regarding the foreclosure.
According to the payment history as oxx  the borrower  is currently delinquent for xx  months. The last payment was received xx   the payment applied date was xx  and the next due date for payment was   The P&I is in the amount of   xx  and PITI is in the amount of   xx  with an interest rate of    The UPB reflected as per the payment history is in the amount of     The borrower  has made last payment as per modification made xx
The loan has been modified since the origination. The modification agreement was made between the borrower xx and lenderis   N.A. xx   The new modified principal balance as per modification is    xx  with interest rate starting at  xx    and the borrower  promises to pay P&I in the amount of   xx  beginning from xx   The maturity date as per modification is xx   The loan modification agreement consists of principal forgiveness. As per mod dated xx  the new modified principal balance is in the amount of    xx  in which is deferred. In addition to this there is a provision that of the deferred principal balance is eligible for forgiveness. It’s been provided that the under the terms of modification a sum equal to xx rd of    xx  of the deferred principal balance is eligible for forgiveness on each of the first xx  anniversaries. The interest bearing principal balance is     This loan was modified once.
The reason for default is unable to be determined.
The subject property is owner occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under xx with the case xx	The modification agreement was made between the borrower xx and Lender is N.A. on x The new modified principal balance as per modification is xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from x The maturity date as per modification is x The loan modification agreement consists of principal forgiveness. As per mod dated xx the new modified principal balance is in the amount of xx in which is deferred. In addition to this there is a provision that of the deferred principal balance is eligible for forgiveness. It’s been provided that the under the terms of modification a sum equal to xxrd of xx of the deferred principal balance is eligible for forgiveness on each of the first xx anniversaries. The interest bearing principal balance is This loan was modified once.	Credit Application Credit Report HUD xx Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The bankruptcy case is Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: The deferred balance amount is        Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: The loan original maturity term months is     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: The original balance is        Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Curable	* xx Closing Statement missing or unsigned xx "Eligible copy of final xx is available in the loan file, located at (" File Request MD_xx"). However the points and fees are hand written."	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the Alabama state. The following state disclosure is missing from the loan file:
 Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be determined from the available loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58118182	xx	Unavailable	Not Applicable	49.578%	First	Preliminary title policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$563.57	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx.
The chain of assignment has not been completed. The missing assignment is from xx, x. to xx.
There is a junior credit card judgment in the favor oxx in the amount of $x.
There are two junior civil judgments. The first one is in the amount of $x in the favor of P xx
The county taxes of the year xxxx have been paid in the amount of $x.x. The City taxes of the year xxxx have been paid in the amount of $x.xx.
According to the payment history as of the borrower is delinquent for xx month. The last payment was received xx which was applied for the due date oxx and the next due date for payment is The P&I is xx and PITI is The UPB reflected as per the payment history is in the amount of	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as oxx the borrower is delinquent for xx month. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is xx and PITI is The UPB reflected as per the payment history is in the amount of Foreclosure was initiated on the loan in Later, FC was placed on hold due to loss mitigation. Hold was ended on Again FC was placed on hold due to Bk filling. borrower xxhad filed bankruptcy under xx with the case xx Loan is still in active Bk and FC is on hold. The reason for the default was unable to be determined. The subject property has been occupied by the owner. The borrower 's intention is to keep the property.

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:Foreclosure was initiated on the loan in   Later, FC was placed on hold due to loss mitigation. Hold was ended on   Again FC was placed on hold due to Bk filling. borrower xx had filed bankruptcy under xx  with the case   xx   Loan is still in active Bk and FC is on hold.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under xx with the case xx BK plan was confirmed on As per CH xx plan the debtor was to pay the xx trustee xx weekly for xx months. The POC was filed on the POC amount is xx and the arrearage amount is Motion to dismiss case was filed with hearing date of Post petition due date is Motion to modify plan was filed xx but there is no change with the subject creditor's previous payment plan.	This modification agreement was made between Lender N.A. and borrower xx new principal balance is The borrower promised to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of x The lender has forgiven principal in the amount of xx and the forgiven amount exceeds xx of the modified principal balance.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: NxxA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history the last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity terms are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: The appraisal is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl xx)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in the state of Tennessee. The following required State Disclosures are missing in the loan file.
 Placement of Insurance Disclosure
 Availability of Title Insurance
 TN Consent to Disclosure of Insurance Information
 Choice of Agentxxinsurer
 Insurance Solicitation ost Commitment"
																									* TIL not hand dated (Lvl xx) "Final TIL was not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75881298	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$1,673.47	4.950%	$2,345.84	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/x shows that the subject mortgage was originated xx
The chain of assignment is completed as the subject mortgage is still with the lender, xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of the loan is currently in delinquency for month and the next due for regular payment is The last regular payment (P&I) has been made xx in the amount of xx for the due date of The UPB as of the date is in the amount of The last payment has been made according to the loan modification agreement which was made on	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for month and the next due for regular payment is xx The last regular payment (P&I) has been made xx in the amount of xx for the due date oxx The UPB as of the date is in the amount of The last payment has been made according to the loan modification agreement which was made on
No evidences are available in the latest xx  months servicing comments regarding foreclosure.
The debtor (xx) had filed Bankruptcy under xx  with the xx  and the plan was confirmed xx
The Schedule D in Voluntary petition shows that the unsecured amount is   xx  out of secured claim in the amount of    xx  and the value of collateral is
The POC was filed xx  with the secured claim of    xx  with an arrearage of      An amended POC was filed xx  with the secured claim of    xx  with an arrearage of     The Trustee disbursement was received prior to
The Debtor’s xx  Plan proposes to modify the terms of mortgage on the Debtor’s primary residence in accordance with the provisions of Home Affordable Modification Program (HAMP) or any other mortgage modification program pursuant to the guidelines established by this Court. The Debtor has filed a motion for referral to mortgage modification mediation and this plan proposes to pay xx   of the Debtor’s gross monthly income on the modified mortgage. The Debtor will file a motion for approval of the final modification and will modify the confirmed plan if the final mortgage modification payment is not the same as the Trial Period Plan payment.
According to the debtor's xx nd amended chapte xx  plan which was filed xx   the subject secured debt which will extend beyond the length of the plan and the pre petition arrearage to be capitalized or forgiven pursuant to mortgage modification. No arrearage to be paid through this chapte xx  plan. This plan was confirmed xx   The court had ordered xx  by granting the motion to modify the xx  plan.
The loan was modified xx  with new principal balance of    xx  out of which    xx  has been deferred.
The comment dated xx  states that the reason for default of the loan is borrower 's excessive obligation.

Update:
As per the servicing comment dated   the borrower ’s income has been impacted due to the COVID xx  pandemic.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx
The debtor (xx) had filed Bankruptcy under xx  with the xx  and the plan was confirmed xx
The Schedule D in Voluntary petition shows that the unsecured amount is   xx  out of secured claim in the amount of    xx  and the value of collateral is
The POC was filed xx  with the secured claim of    xx  with an arrearage of      An amended POC was filed xx  with the secured claim of    xx  with an arrearage of     The Trustee disbursement was received prior to
The Debtor’s xx  Plan proposes to modify the terms of mortgage on the Debtor’s primary residence in accordance with the provisions of Home Affordable Modification Program (HAMP) or any other mortgage modification program pursuant to the guidelines established by this Court. The Debtor has filed a motion for referral to mortgage modification mediation and this plan proposes to pay xx   of the Debtor’s gross monthly income on the modified mortgage. The Debtor will file a motion for approval of the final modification and will modify the confirmed plan if the final mortgage modification payment is not the same as the Trial Period Plan payment.
According to the debtor's xx nd amended chapte xx  plan which was filed xx   the subject secured debt which will extend beyond the length of the plan and the pre petition arrearage to be capitalized or forgiven pursuant to mortgage modification. No arrearage to be paid through this chapte xx  plan. This plan was confirmed xx   The court had ordered xx  by granting the motion to modify the xx  plan.
The loan was modified xx with new principal balance of xx out of which xx has been deferred.	The loan was modified xx with new principal balance of xx out of which xx has been deferred. The borrower promises to pay the new interest bearing amount of xx with the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of x

Credit Application Credit Report Origination Appraisal	Field: Last Payment Received Date Loan Value: xx Tape Value: xx xx (Days) Comment: Last pay date is x tape shows xx Tape Source: Initial Tape Type:
Field: lenderName   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Loan original term months is   tape shows xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: Original balance is      tape shows    xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx  Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance : Comment: Subject property type is Mobile Home, tape shows Single Family Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "There is a copy of "Lost Note Affidavit" available in the loan file dated xx (Locator Lost Note Affidavit_xx) and it's stating that the original Note was misplaced, lost or destroyed but there is a duplicate copy of Note is also available in the loan file and the loan is modified once since origination."
* Property is Mobile Home xx     "No evidences are available such as SerialxxVIN  or Affixation Affidavit in the recorded copy of subject Mortgage that confirm the subject property (xx SExxrd Street Hawthorne FLxx) is a MobilexxManufactured Home but the Addendum to Note and Security Instrument (Locator  Note_xx PDF Pagexx) shows the subject property as "Mobile Home" with Serial xx but final policy is missing from the loan file to confirm ALTAxx for MobilexxManufactured Home. An Appraisal report at origination is also missing from the loan file.
The current year title assessment report is showing that the subject property address as "xx Street, Hawthorne, which is a Single Family Residence (SFR) but this property address is different from the address has been mentioned in both Subject mortgage and Note. One acre parcel additionally secured by a SFH and mobile home."	* Application Missing (Lvl xx) "The Final xx is missing from the loan file."
* Missing Appraisal (Lvl xx)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report doc is missing from loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not executed and hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51447706	xx	807	Not Applicable	43.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
There is a break in the assignment. The loan has not been assigned since origination. However, the xx
No active mortgages, liens, and judgments have been found.
Annual installment of county jurisdiction tax of xxxx/xxxx has been delinquent in the amount of $x,xxx.xx which is good through tillxx/xx/xxxx.
x installment of county jurisdiction tax of xxxx/xxxx has been paid in the amount of $x,xxx.xx onxx/xx/xxxx.
x installment of county jurisdiction tax of xxxx/xxxx has been paid in the amount of $x,xxx.xx onxx/xx/xxxx.	According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx with an interest rate of xx . The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the reaffirmation agreement.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is xx The P&I is in the amount of xx with an interest rate of xx . The UPB reflected as per the payment history is in the amount of The borrower has been maxxpayments as per the reaffirmation agreement.
The reason for the default is an excessive obligation.
The loan has never been modified since origination.
The borrower  xx had filed bankruptcy under xx  with the case    xx  on   The reaffirmation agreement was made xx   As per the reaffirmation agreement, the debtor will pay    xx  months beginning from xx  with an interest of  xx   for the amount reaffirmed      There is no comment indicating a cram down. The debtor was standardly discharged xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the servicing comments.
The servicing comment dated xx  shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx on The reaffirmation agreement was made xx As per the reaffirmation agreement, the debtor will pay xx months beginning from xx with an interest of xx for the amount reaffirmed There is no comment indicating a cram down. The debtor was standardly discharged xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The PACER Report reflects the Current Bankruptcy Case Number as . Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance  :    Comment: The Original Note Amortization type was ARM.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: This is Negative Amortization Note.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: No foreclosure details have been found from the loan file or collection comments.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The Note reflects Stated Maturity Date as x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
  Impound Account Disclosure.
  Cosigner Notice.
  Private Mortgage Insurance Disclosure.
  Hazard Insurance Disclosure.
  Insurer Recommendation Disclosure.
  CA Fair Lending Notice.
  Anti Tying Disclosure.
  Privacy Notice.
  Notice of Right to Copy of Appraisal.
  Application for Credit Married Persons.
  Fair Debt Collection Notice.
  Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl xx)     "The Operative Index Value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "The settlement date as per HUD xx is x which is not aligned with the note date x "		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7364847	xx	647	Not Applicable	16.325%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	Unavailable	$3,001.18	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
No assignment of mortgage has been found since origination.
There is a HOA Lien / COA Liens in the amount oxx

The x installment county property tax of xxxx-xx year have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The x installment have been paid onxx/xx/xxxx in the amount of $x,xxx.xx.	Review of the payment history provided from xx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of xx on date The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate is xx .	Collections Comments:The loan is in foreclosure and the next due date for the payment is xx It was active in bankruptcy from xx to xx borrower had filed bankruptcy under chapter case xx As per the notice of termination of automatic stay filed on Docket the automatic stay was terminated regarding the subject property xx to allow the "Wells Fargo" to enforce its foreclosure actions on the property.
According to servicing comment dated   there was a damage to the property but it has been repaired.  The borrower  intends to retain the property. The comment dated xx reflects occupancy type of the property as investment.
The workout option was denied xx  due to no response from the borrower . However, the servicing comment dated xx  states that the borrower  was again interested to be reviewed for the loan modification process. No further details regarding the same are available.
Update:
As per the servicing comment dated   the reason for default is curtailment of income.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx   Further actions regarding the foreclosure are not available.
Bankruptcy Comments:borrower had filed bankruptcy under chapter case xx The POC was filed xx reflects the secured claim in the amount of xx and arrearage in the amount of The creditor, Wells Fargo was being treated under class The third amended xx plan was filed on The plan provides Wells Fargo claim in the amount of xx as fully secured. The stipulation regarding objection of class xx creditor to confirmation of third amended xx plan was filed xx which modifies the secured claim amount of xx to This modified claim amount will be paid over xx years with xx interest per annum, in the equal installment of The order approving the stipulation was entered on Docket As per the notice of termination of automatic stay filed on Docket the automatic stay was terminated regarding the subject property xx to allow the "Wells Fargo N.A." to enforce its foreclosure actions on the property.	The loan modification agreement was made by the lender " N.A" on The new principal balance after adding the arrearage amount is	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Unavailable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value xx
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance  :    Comment: Loan amortization type is ARM however tape data show it is Fixed.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Neg Amot Potential? is yes however tape data show it is no   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Referral date is x  however tape data show it is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Stated maturity date is xx however tape data show it is x    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: Stated Remaining Term is xx however tape data show it is xx Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "Note date xx different from settlement date xx per HUD."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17971122	xx	733	Not Applicable	27.332%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.625%	$2,852.02	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment has been completed as currently the assignment is with xx
x) One civil judgment found pending against the borrower xx amount of $x,x which is in the favor oxx
Property Tax Status;
x) Combined x installment taxes for the year of xxxx-xxxx have been paid in the amount of $x,x on xx/xx/xxxx.
x) Combined x installment taxes for the year of xxxx-xxxx have been paid in the amount of $x,x on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal balance according to payment history is in the amount of The current interest rate is xx with P&I in the amount of
The borrower has been maxxpayments according to the modification agreement made on effective date of	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal balance according to payment history is in the amount of The current interest rate is xx with P&I in the amount of
The borrower  has been maxxpayments according to the modification agreement.
Loan Modification agreement was made between borrower  “xx” with lender“  N.A.”
The loan was modified with an effective date oxx  and a new principal balance of    xx  to a step rate starting at  xx    and a P&I payment of    xx  beginning from xx   with a new maturity date of   The  rate is in xx  steps ending with  xx   .
In addition to there is a clause that the lenderhas forgiven the amount of

Foreclosure Comments:Collection comment dated xx  shows that the foreclosure file referred to attorney on   Available notice of lis pendens with xx  located at (Ln xx ) shows that the foreclosure complaint was filed on   The outcome of this complaint xx  lis pendence is unknown. Collection comment dated xx  shows that the notice of default was filed on   Collection comment dated xx  shows that the foreclosure process was put on hold due to bankruptcy filed by the borrower  under xx  with xx  on   This bankruptcy case was closed. xx  again lis pendance was filed and was recorded xx   Notice of sale was issued xx  and xx   No foreclosure judgment has been entered yet. Foreclosure activity was put on hold because the borrower  has filed bankruptcy xx  case      Plan is not yet confirmed.
Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with xx  on
The lenderhad filed POC xx  in the claim amount of    xx  with arrearage in the amount of
Schedule D under voluntary petition filed xx  shows amount of claim without deducting the value of collateral is      value of collateral that supports the claim is    xx  and unsecured portion is in the amount of
The first amended plan filed xx  was confirmed xx   As per plan the debtor shall pay estimated monthly payment on arrearage in the amount of
Loan Modification agreement was made between borrower “xx” with lender “ N.A.”
The loan was modified with an effective date oxx and a new principal balance of    xx to a step rate starting at  xx   and a P&I payment of    xx beginning from xx  with a new maturity date of   The  rate is in xx steps ending with  xx  .
In addition to there is a clause that the lender has forgiven the amount of	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: N.A. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per collection comments   Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per collection comments   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per collection comments   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx)     "ROR transaction date is xx; however, note date is  "
																									* Settlement date is different from note date (Lvl xx) "According to final HUD xx the settlement date is xx; however, note date is "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56447781	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated x/x/x shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed as no assignment has been done by xx
No active judgment or liens have been found.
The annual combined taxes of xxxx have been delinquent in the amount of $x, which were due onxx/xx/xxxx.	The review of the payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of xx for the due date of The UPB reflected is in the amount of xx till the due date of The borrower has not been maxxthe payments as per the notice of mortgage payment change dated	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx The borrower xx had filed the bankruptcy under xx with the xx on The POC was filed xx with the secured claim amount of xx and an arrearage amount is The plan was confirmed xx The amended POC was filed by Wells Fargo USA Holdings, Inc xx with the secured claim amount of xx and an arrearage amount is According to the xx plan filed xx the debtor shall pay xx per semi monthly. The Schedule D in Voluntary petition shows that xx as unsecured portion out of claim amount of No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx The review of the payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received xx in the amount of xx for the due date oxx The UPB reflected is in the amount of xx till the due date oxx The borrower has not been maxxthe payments as per the notice of mortgage payment change dated xx No damage and repairs have been found. The reason for default has not been found. The loan has not been modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx had filed the bankruptcy under xx  with the xx  on    The POC was filed xx  with the secured claim amount of    xx  and an arrearage amount is      The plan was confirmed xx   The amended POC was filed by Wells Fargo USA Holdings, Inc xx  with the secured claim amount of  xx  and an arrearage amount is     According to the xx  plan filed xx   the debtor shall pay  xx  per semi monthly. The Schedule D in Voluntary petition shows that    xx  as unsecured portion out of claim amount of      No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx
Motion to dismiss the case has been filed xx   The trustee stated that  the Debtor is default with respect to
the terms of the confirmed plan because plan payments to the Trustee have not been made as proposed.	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Lifetime Cap Rate Loan Value: xx Tape Value: xx xx xx Comment: As per Note, the ARM lifetime cap rate is Tape Source: Initial Tape Type:
Field: Borrower  xx Middle Name   Loan Value: Not Applicable   Tape Value: C   Variance:    Variance  :    Comment: The borrower  xx middle name is not available.   Tape Source: Initial   Tape Type:
Field: Borrower  xx Middle Name   Loan Value: Not Applicable   Tape Value: M   Variance:    Variance  :    Comment: The borrower  xx middle name is not available.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: Current bankruptcy case number is      Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: First rate adjustment months are     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Lifetime upward rate change cap is     Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: Original balance is        Tape Source: Initial   Tape Type:
Field: Property Address Street  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Rate adjustment Initial Cap Percent is     Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The stated maturity date is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the brokeragexxfinder fee test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the brokeragexxfinder fee test.
The mortgage loan charges a brokeragexxfinder fee that exceeds xx  of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokeragexxfinder fee of more than xx  of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the state of Tennessee. The following state disclosures are missing from the loan file:
  Placement of Insurance Disclosure.
  Availability of Title Insurance.
  TN Consent to Disclosure of Insurance Information.
  Choice of Agentxxinsurer.
  Insurance Solicitation ost Commitment."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "The operative index value is unable to be determined since the supporting documents are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
445429	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,049.24	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is Current UPB reflects in the provided payment history is in the amount of	Collections Comments:The loan is in active bankruptcy. The borrower had filed the BK under the xx th case xx and the plan was confirmed on Under amended xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on The POC amount is xx and total arrearage amount is Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date oxx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of borrower  wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the xx th case xx and the plan was confirmed on Under amended xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on The POC amount is xx and total arrearage amount is	The loan was modified with an effective date xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning xx with a new maturity date of x The rate changes in xx steps ending at xx	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value xx Step   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: The loan maturity term in months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: As per appraisal report the original appraised value is        Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per Note original balance is        Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
 Affidavit of Consideration
 Affidavit of Disbursement
 First Time Buyers Affidavit
 Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
 Balloon Payment
 No Escrow Account
 Mandatory Binding Arbitration Disclosures
 Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR was not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7365831	xx	594	592	15.576%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$384.38	5.550%	$861.68	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx.
The chain of assignment is missing from the updated title report. The latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
x) Civil Judgment against xx was recorded on xx/xx/xxxx.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.
Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:Loan is in delinquency. Provided payment history from xx reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of
According to the servicing comment dated   the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower  is excessive obligations. The borrower  is not maxxregular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from
The borrower  promised to pay the unpaid principal balance of    xx  with interest rate of  xx   with P&I of   xx  with step amortized type and it was beginning from first payment date xx  and ends with the maturity date of
The borrower  had also promised to pay the deferred balance in the amount of   xx  on the maturity date on   The unpaid principal balance that has been amortized is    xx  as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx  months servicing comments.
The borrower  xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on   The bankruptcy case was further discharged xx  and also got terminated on
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with case    xx  on   The plan was confirmed on   The bankruptcy case was further discharged xx  and also got terminated on
According to the modified xx  plan dated   the debtor shall pay to the trustee the sum of    xx  per month for xx  months. The estimated amount of arrearage to be paid for the collateral is in the amount of
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrower s xx on effective date of
The borrower  promised to pay the unpaid principal balance of    xx with interest rate of  xx  with P&I of   xx with step amortized type and it was beginning from first payment date xx and ends with the maturity date of
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on The unpaid principal balance that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes Comment: No comments have been found for foreclosure. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: AS per payment history last payment received date is xx; however tape reflects x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:xx   Tape Value: Fixed   Variance:    Variance  :    Comment: As per modification loan amortization type is step; however tape reflects fixed.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: This is neg arm loan; however tape reflects no.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: No comments have been found for foreclosure.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Missing Required Disclosures (Lvl xx) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx State. The following state disclosures are missing from loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
 Anti Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit Married Persons
Fair Debt Collection Notice
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical valve is unable to be confirmed from the given lenders documents."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "According to final Hud the settlement date is xx which is different from the note date of x "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46035247	xx	606	Not Applicable	30.102%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.100%	$1,336.01	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
* One junior mortgage found opened recorded on xx
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment combined taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) x installment combined taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal balance according to payment history is in the amount of The current interest rate is xx with P&I in the amount of
The borrower has been maxxpayments according to the modification agreement made on effective date of	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is The last payment was received xx in the total amount of xx for the due date of The unpaid principal balance according to payment history is in the amount of The current interest rate is xx with P&I in the amount of
The borrower  has been maxxpayments according to the modification agreement.
The loan was modified with an effective date oxx  and a new principal balance of    xx
to a step rate starting at  xx    and a P&I payment of    xx  beginning from xx   with a new maturity date of    The  rate is in xx  steps ending with  xx   .

Foreclosure Comments:Collection comment dated xx  shows that the foreclosure was referred to attorney on   Comment dated xx  shows that the NOD was filed on   However, the foreclosure process was put on hold due to bankruptcy filed by the borrower  xx  with case    The plan was not confirmed and was later dismissed xx  and was fully terminated on   The reason for closing bankruptcy is court dismissal. The available notice of lis pendens located at (Ln xx ) shows that the foreclosure complaint was filed xx  with case    However, the foreclosure process was put on hold due to bankruptcy filed by the borrower  on

Bankruptcy Comments:The borrower  xx had filed bankruptcy under xx  with xx  on   The plan was later confirmed on
The lenderhad filed POC xx  in the claim amount of    xx  with arrearage in the amount of

Previous BK;
the borrower had filed bankruptcy xx with case The plan not confirmed and was later dismissed xx and was fully terminated on	Loan Modification agreement was made between borrower “ xx
The loan was modified with an effective date oxx and a new principal balance of    xx
to a step rate starting at  xx   and a P&I payment of    xx beginning from xx  with a new maturity date of    The  rate is in xx steps ending with  xx  .

Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: Current Bankruptcy Case Number is    However, the tape data reflects     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last Payment Received Date is x  However, the tape data reflects x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan Original Maturity Term Months are   However, the tape data reflects     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: Neg. Amort Potential is Yes. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Referral Date is   However, the tape data reflects     Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: S&C Filing Date is x  However, the tape data reflect x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrower."	* Missing Required Disclosures (Lvl xx) "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located at CA State. The following state disclosures are missing from the loan files.
..?Impound Account Disclosure
..?Cosigner Notice
..?Private Mortgage Insurance Disclosure
..?Earthquake Disclosure for condominiums
..?Hazard Insurance Disclosure
?.Insurer RecommendationDisclosure
..?CA Fair Lending Notice
..?Anti Tying Disclosure
..?Privacy Notice
..?Notice of Right to Copy of Appraisal
..?Application for Credit Married Persons
..?Fair Debt Collection Notice
..?Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl xx)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated Business Form is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "According to final HUD xx the settlement date is xx; however, note date is "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35519396	xx	710	606	34.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are x IRS liens in the total amount of $xwhich was recorded on different dates and filed by Department oxx
x. There are x judgment liens in the total amount of $x which was recorded on different dates and xx
x. There are x judgment liens in the amount of $x which was recorded on different dates xx
x. There is judgment lien in the amount of $x which was recorded onxx/xx/xxxx and filed  xx
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx reveals that borrower has been the delinquent for more than xx months. The last payment was received in the amount of xx on which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate is The borrower is currently xx months behind his scheduled payments.
Collections Comments:borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.
The last payment was received in the amount of    xx   which was applied for the due date oxx   The next due date is xx   Current UPB as of date reflects in the provided payment history is in the amount of    xx  and current interest rate is    The borrower  is currently xx  months behind his scheduled payments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under xx  and the date of last filing was xx
POC was filed xx  with the secured claim amount of    xx  and the arrearage of
Motion to convert xx  case to xx  was xx
Voluntary petition filed xx  does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value: xx Comment: Bankruptcy motion filed date is not applicable. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: Current bankruptcy case no. is  xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: No modification.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName    xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Lifetime upward rate change cap is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Max rate is  xx    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment: Mers MIN no,. is not available.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Next pay change date is     Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:    xx   Variance  :   xx    Comment: Original appraised value is   xx   Tape Source: Initial   Tape Type:
Field: Property Address xx
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Rate adjustment initial cap percent is      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: S&C filing date is x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: Stated maturity date is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing in the loan file.
  Anti Coercion Notice
 Radon Gas Disclosure
 Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per HUD the settlement date is xx and the note date is x which is different from each other."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67527548	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Updated title report dated xx
The chain of assignment has not been completed. The loan was originated with Wells xx
There is a civil judgment against Edmond xx
The annual city taxes of xxxx have been paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for a month and the next due date for the payment is The last payment was received xx in the amount of which was applied for The current UPB reflected in the payment history is The borrower has been maxxthe payment as per the Notice of Mortgage Payment Change dated	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due date for the payment is xx The last payment was received xx in the amount of which was applied for xx The current UPB reflected in the payment history is The borrower has been maxxthe payment as per the Notice of Mortgage Payment Change dated xx
Reason for default is curtailment of income.
The loan had not been modified since origination.
No evidences have been found in the latest xx  months of servicing comments regarding the foreclosure.
According to the PACER, the borrower  xx had filed the bankruptcy under xx  with the case   xx   The POC was filed xx  with the secured claim amount of    xx  and the amount of arrearage was      The plan was confirmed xx   The date of the last filing of bankruptcy was xx
According to the servicing comment dated xx   the subject property is owner occupied.
No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx the borrower xx had filed the bankruptcy under xx with the case xx The POC was filed xx with the secured claim amount of xx and the amount of arrearage was The plan was confirmed xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The bk case is Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last payment received date was x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per Note, the original balance is        Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: As per Note, the stated maturity date is Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "A Lost Note affidavit has been found in the loan file located at ( Lost Note Affidavit Foreclosure_xx), which states that the Original Note has been misplaced andxxOr Lost."	* Application Missing (Lvl xx) "Final applicationxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test: FAIL, Loan Data:      Comparison Data:    xx and Variance:
This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data:      Comparison Data:    xx and Variance:
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than

TILA APR Test: FAIL, Loan Data:    Comparison Data:  xx  and Variance:
This loan failed the TILA APR test.
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Louisiana State. The following State disclosure are missing from the loan file:
  Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
  Anti Tying Disclosure.
  Financial Institution Choice of Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78098737	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx

The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The current year property taxes are exempted.

The provided WarrantyDeed in updated title report xx	Review of updated payment history as of the loan is currently in delinquency for month and the next due for regular payment is The last regular payment (P&I) has been made xx in the amount of xx for the due date of The UPB as of the date is in the amount of The last payment has been made according to the original Note terms.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for month and the next due for regular payment is xx The last regular payment (P&I) has been made xx in the amount of xx for the due date oxx The UPB as of the date is in the amount of The last payment has been made according to the original Note terms.
No evidences are available in the latest xx  months servicing comments regarding foreclosure.
The debtor xx had filed Bankruptcy under xx  with the xx  and the plan was confirmed xx
The Schedule D in Voluntary petition shows that the unsecured amount is   xx  out of secured claim in the amount of    xx  and the value of collateral is
According to the debtor's xx nd amended chapte xx  plan which was filed xx   the debtor shall make regular mortgage payments to the creditor directly from xx  and the total arrearage of   xx  will be paid for xx  months by pro rata. This  plan was confirmed xx
The trustee had filed a motion to modify the xx  plan xx   The POC was filed xx  with the secured claim of    xx  with an arrearage of
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx
The debtor (xx) had filed Bankruptcy under xx  with the xx  and the plan was confirmed xx
The Schedule D in Voluntary petition shows that the unsecured amount is   xx  out of secured claim in the amount of    xx  and the value of collateral is
According to the debtor's xx nd amended chapte xx  plan which was filed xx   the debtor shall make regular mortgage payments to the creditor directly from xx  and the total arrearage of   xx  will be paid for xx  months by pro rata. This  plan was confirmed xx
The trustee had filed a motion to modify the xx plan xx The POC was filed xx with the secured claim of xx with an arrearage of	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: As per PACER records, the case is Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: No   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per note, the first payment date is x    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The last payment received date is     Tape Source: Initial   Tape Type:
Field: lenderName   xx   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per note, the original balance is        Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Curable	* Lost Note Affidavit xx "The Lost Note Affidavit is available in the loan file (Locator Lost Note Affidavit_xx) and it states that the subject Note has been inadvertently lost, misplaced or destroyed but there is a duplicate copy of Note also available in the loan file. The loan is not modified since origination."	* Application Missing (Lvl xx) "The final xx is missing from the loan file."
* Missing Appraisal (Lvl xx)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The Notice of Service Transfer disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl xx) "The ROR is neither executed nor hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39664210	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx.
The chain of assignment is incomplete; currently assignment is with ‘xx
There is one judgment against the borrower xx, in the amount of $xxx.xx.
x installments of combined taxes for the year of xxxx have been due in the amount of $xxx.xx, for the due date xx/xx/xxxx.
x installments of combined taxes for the year of xxxx have been paid off in the amount of $xxx.xx, for the due date xx/xx/xxxx.
No prior year delinquent taxes have been found.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of The payment history reflects current unpaid principal balance is in the amount of The loan has never been modified since origination; the borrower is maxxthe payment as per the Note terms with interest rate of xx and P&I is	Collections Comments:According to the comment dated the subject property is occupied by owner. No damagesxxrepaired have been found. As per BPO Report on located at“ xx ” in the loan file, the property is occupied by the owner. No damage has been found to the property and property is in average condition. The comment dated xx shows that the intention of borrower is keep property and property is in good condition.

The Payment History dated xx  reveals that the borrower  has been the delinquent from xx  to till date. The delinquency has been done for more than xx  months. The last payment was received in the amount of    xx  which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of      The loan has never been modified since origination; the borrower  is maxxthe payment as per the Note terms with interest rate of  xx   and P&I is

Bankruptcy filed by xx
No evidences have been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by xx	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The borrower Lester A. Scott had filed bankruptcy under Chapter xx with case xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName  xx   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: As per the Note the loan amount is  xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: As per the Note document the maturity date is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final Application is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
 VA Application Disclosure
 Choice of Settlement Agent Disclosure
 Disclosure of Charges for Appraisal or Valuation
 Copy of Appraisal or Statement of Appraised Value"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl xx) "The Notice of servicing Transfer document is missing from the given loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51362075	xx	643	Not Applicable	18.044%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$1,247.69	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
There are three Civil judgment against the borrower first in the amount of $x and in favor oxx, however; the amount of judgment is unavailable and the other in favor oxx.
There are Five civil judgments against the borrower in the total amount of $x and in favor of the State of Florida which were recorded on different dates.
There is a Civil judgment against the borrower in favor oxx which was recorded onxx/xx/xxxx, however; the amount of judgment is unavailable.
Annual county taxes for the year of xxxx have been paid in the amount of $x,x on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the review of payment history as of the borrower has been delinquent for xx days and the next payment is due for The last payment was received xx in the amount of xx which was applied for the due date of The P&I is in the amount of xx and PITI is in the amount of The UPB reflected in the amount of	Collections Comments:The loan is currently in the collection and the next payment is due for xx The last payment was received xx in the amount of xx which was applied for the due date oxx According to the review of the PACER report, the borrower xx had filed bankruptcy under xx with the case xx However, the debtor was discharged xx and the case was terminated on No evidence of post closing foreclosure has been found. As per the comment dated xx the reason for default is decreasing work from a major client and divorce. The loan was never modified since origination.
As per the servicing comment dated xx   the subject property is occupied by the unknown party. No damage or repairs have been found.
Update:
As per the servicing comment dated   the reason for default is excessive obligation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:
According to the review of the PACER report, the borrower xx had filed bankruptcy under xx with the case xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx ; However, the unsecured portion is However, the debtor was discharged xx and the case was terminated on	This loan modification agreement was made between the borrower xx and the lenderxx
The borrower  promises to pay the new UPB in the amount of    xx with an annual fixed modified interest rate of  xx  and new P&I is in the amount of    xx beginning from xx till the maturity date x  The interest bearing amount is    xx and the principal has been forgiven in the amount of      There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the payment history, the last payment received date is x    Tape Source: Initial   Tape Type:
Field: lenderName   xx  Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: As per the note loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: As per the note, the loan contains negative amortization.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per the modification agreement, the stated maturity date is x    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: As per the note, the stated remaining term is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.

 Anti Coercion Notice
 Title Insurance Disclosure
 Radon Gas Disclosure
 Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the note transaction date is x however, as per the HUDxx settlement date is xx which is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9102615	xx	630	Not Applicable	32.362%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$1,028.20	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx. The chain of assignment has not been completed. As the mortgage is currently, with the lender xx
There is a junior mortgage on subject property originated on xx
No active judgments or liens have been found against the borrower/subject property.
The combined county taxes of xxxx-xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for xx months. The last payment received date is not available and the payment was received in the amount of xx with interest rate of xx for the due date of The next due date is The latest payment history reflects the UPB in the amount of The last payment was received as per the modification terms dated	Collections Comments:As per the servicing comments, the loan is currently in bankruptcy. The subject property is located in xx State and the SOL for this state is xx years. The review of payment history as oxx reflects that the loan is in delinquency for xx months. The last payment received date is not available and the payment was received in the amount of xx with interest rate of xx for the due date of The next due date is The latest payment history reflects the UPB in the amount of The last payment was received as per the modification terms dated xx According to the servicing comments and documents located at ( xx ), the foreclosure was initiated in The file was referred to an attorney xx and the complaint was filed xx with case As per the collection comments, the sale was postponed several times for the loss mitigation process. The file was put on hold due to the litigation xx and client managed litigation hold. The comment dated xx states that loan is in active litigation. The comment dated xx shows that user has ended the litigation hold xx as the litigation was resolved. The document located at “xx” states that bidding instructions was provided with the maximum bid amount of xx and the sale was scheduled xx The sale was canceled and the file was put on hold due to the bankruptcy filed by borrower xx with case The loan is in active bankruptcy.

 xx had filed bankruptcy under xx  with the case   xx  and the plan was not confirmed. The POC was filed xx  with the secured claim amount of    xx  and arrearage in the amount of    xx ; however, the claim was amended xx  with same claim amount but arrearage in the amount of      The amended plan was filed xx  shows that the debtor shall pay post petition of    xx  monthly and arrearage    xx  and    xx  monthly. Objection of plan was filed xx  which states that debtor has provided arrears in the amount of    xx ; however arrears on secured claim is in the approximate amount of    xx and post petition monthly payment due on this loan is    xx  hence the confirmation of plan was denied. No further filings are found.

The loan is in delinquency for xx  months. The last payment received date is not available and the payment was received in the amount of    xx  with interest rate of  xx   for the due date of   The next due date is   The latest payment history reflects the UPB in the amount of      The last payment was received as per the modification terms dated xx
The loan has been modified once since origination. The loan was modified with an effective date oxx  and according to the mod the new principal balance is    xx  with a step modification and the rate was started from    The borrower  had given promise to pay P&I in the amount of    xx  which had begun from xx  with a new maturity date oxx   The rate changes in xx  steps and ending at  xx   . The total combined principal balance is    xx  from which    xx  is hereby permanently forgiven which exceeds xx   of the modification amount. Also the worksheet located at “ Security Instrument Note and Security Instrument Modification_ xx ” shows that xx   balance was reduced.

The subject property is owner occupied. No visible damages were reported to the property.

Update:
As per servicing comment dated   the loan has been modified on   The new modified unpaid principal balance is in the amount of    xx  with interest rate starting at  xx   and the borrower  promises to pay P & I in the amount of    xx  beginning on   The maturity date, as per modification is   There is no deferred balance and principal forgiven amount.
Foreclosure Comments:According to the servicing comments and documents located at ( Miscellaneous Foreclosure_ xx & Postponement of Sale_ xx ), the foreclosure was initiated in   The file was referred to an attorney xx  and the complaint was filed xx  with case      As per the collection comments, the sale was postponed several times for the loss mitigation process. The file was put on hold due to the litigation xx  and client managed litigation hold. The comment dated xx  states that loan is in active litigation. The comment dated xx  shows that user has ended the litigation hold xx  as the litigation was resolved. The document located at “ Bid_ xx ” states that bidding instructions was provided with the maximum bid amount of    xx  and the sale was scheduled xx   The sale was canceled and the file was put on hold due to the bankruptcy filed by borrower  xx   The loan is in active bankruptcy.
Bankruptcy Comments:xx had filed bankruptcy under xx with the case xx and the plan was not confirmed. The POC was filed xx with the secured claim amount of xx and arrearage in the amount of xx ; however, the claim was amended xx with same claim amount but arrearage in the amount of The amended plan was filed xx shows that the debtor shall pay post petition of xx monthly and arrearage xx and xx monthly. Objection of plan was filed xx which states that debtor has provided arrears in the amount of xx ; however arrears on secured claim is in the approximate amount of xx and post petition monthly payment due on this loan is xx hence the confirmation of plan was denied. No further filings are found.	The loan has been modified once since origination. The loan was modified with an effective date oxx and according to the mod the new principal balance is xx with a step modification and the rate was started from The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of x The rate changes in xx steps and ending at xx . The total combined principal balance is xx from which xx is hereby permanently forgiven which exceeds xx of the modification amount. Also the worksheet located at “xx” shows that xx balance was reduced.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: BK case is Tape Source: Initial Tape Type:
Field: lenderName   xx   Tape Value: Fixed   Variance:    Variance  :    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan original maturity term months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment: This is Negative amortization.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: S&C filing date is x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: Stated maturity date is x Tape Source: Initial Tape Type:	xx: Curable	* Not all borrowers signed HUD xx "Final xx is not signed by the borrower."	* Missing Required Disclosures (Lvl xx) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
 Impound Account Disclosure
Private Mortgage Insurance Disclosure
 Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti Tying Disclosure
Privacy Notice
Application for Credit Married Persons
Fair Debt Collection Notice
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per final HUD xx the settlement date is However, original Note date is "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57314167	xx	590	Not Applicable	24.358%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$13,065.37	3.290%	$673.90	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx
The chain of the assignment has not been found; however the latest assignment is with xx
There is junior UCC mortgage active in the favor oxx recorded on xx/xx/xxxx. There is mechanics lien active in the favor oxx in the amount of $xxxx.xx which was recordedxx/xx/xxxx. The annual installments of combined taxes are paid on xx/xx/xxxx in the amount of $x.x. The current ownership is vested in the name oxx	According to the payment history as of the borrower is currently delinquent for xx months. The last payment was received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower is maxxpayment as per modification dated	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The borrower is currently delinquent for xx months. The reason for default is curtailment of income.
According to the PACER, the borrower  had filed bankruptcy under xx  with the case   xx   The plan was confirmed xx   The POC was filed on   the POC amount is    xx  and the arrearage amount is      The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is    xx  and the value of the collateral is    xx ; however, the unsecured portion is      The debtor shall pay to the trustee   xx  months.
The comment history dated xx  shows that the loss draft check of amount   xx  has been received. The amount of damage and nature of damage has not been found. No evidence has been found stating the repairs are xx   done or not. The foreclosure was initiated and the file was referred to the attorney xx   The complaint was filed xx   However, the foreclosure was put on hold as the borrower  had filed bankruptcy xx   No further details have been found.
The last payment was received xx   the payment applied date was xx  and the next due date for payment is xx   The P&I is in the amount of   xx  and PITI is in the amount of      The UPB reflected as per the payment history is in the amount of      The borrower  is maxxpayment as per modification. The loan was modified xx  in between the borrower  xx and lenderWells Fargo Home Mortgage. The new modified principal balance per modification is in the amount of    xx  with interest rate starting at  xx    and borrower  promises to pay P&I in the amount of   xx  beginning xx   The maturity date reflects per modification is xx
The property has been occupied by the owner himself.

Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney xx   The complaint was filed xx   However, the foreclosure was put on hold as the borrower  had  filed bankruptcy xx   No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx with the case xx The plan was confirmed xx The POC was filed on the POC amount is xx and the arrearage amount is The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx ; however, the unsecured portion is The debtor shall pay to the trustee xx months.	The modification agreement was done on x between the (borrower ) xx
As per the modified terms, the new unpaid principle balance is    xx out of which, the borrower  promises to pay the interest bearing amount of   xx at the interest rate of  xx  with the modified P&I of
The first payment date was due xx and the new maturity date is x
There is a deferred balance of    xx has stated and the   xx is a forgiven amount.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: As per bankruptcy case xx; however tape reflects Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history last payment date is xx; however tape reflects x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: As per note loan maturity term months rae xx; however tape reflects     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: This is Neg arm loan.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per foreclosure doc S&C filing date is xx; however tape reflects x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
  Anti Coercion Notice
 Radon Gas Disclosure
 Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl xx)     "The operative index value is unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl xx)     "The review of ROR document shows that, the ROR is not hand dated."
* Settlement date is different from note date (Lvl xx)     "As per HUD   the settlement date is xx and the note date is x  Hence settlement date is different from note date."
																									* TIL not hand dated (Lvl xx) "The review of TIL document shows that, the TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23517811	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx.”. The chain of assignment is incomplete. The current assignment should be with “xx. There is a HOA/COA lien in the amount of $x which was recorded on xx/xx/xxxx in favor of “xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xx days. The last payment was received xx in the amount of xx and that was applied for the due date of The next payment is due on As per the payment history, the current unpaid principal balance is being reflected in the amount of	Collections Comments:The loan is currently active in bankruptcy. The xx had filed the bankruptcy under xx with xx As per amended xx plan dated the debtor shall pay xx per bi weekly to the trustee for xx months. The plan was confirmed on The POC was filed xx with POC amount of xx and amount of arrearage of No evidence of foreclosure has been found. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xx days. The last payment was received xx in the amount of xx and that was applied for the due date of The next payment is due on The loan has never modified since origination. As per comment dated the reason for default is curtailment of income. The borrower is not interested in loan modification. The borrower wants to keep the subject property. As per comment dated the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed the bankruptcy under xx with xx As per amended xx plan dated the debtor shall pay xx per bi weekly to the trustee for xx months. The plan was confirmed on The POC was filed xx with POC amount of xx and amount of arrearage of	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: Current Bankrutpcy case Number is      Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: Did a modification change Note terms is No.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: First Rate adjustment Months is     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last payment received date is x    Tape Source: Initial   Tape Type:
Field: lenderName   xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Max rate At First Adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street  xx
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Rate Adjustment Initial Cap Percent is      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: S&C filling date is not applicable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by all the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83071921	xx	586	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated xx on first lien position. There is no other mortgage on the subject property also there is no liens and judgment on the subject property. xxxx x combined taxes had been paid off in the amount of $x,xxx.xx on xx/xx/xxxx. xxxx x combined taxed had been paid off in the amount of $x,xxx.xx on xx/xx/xxxx. xxxx xth combined taxes had been paid off in the amount of $x,x on xx/xx/xxxx. xxxx x combined taxes had been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.	Provided payment history as of reveals that the loan is in delinquency for xx months. The next due date for the payment is The borrower is not maxxregular payments as per loan modification. The last payment oxx was received xx in the amount of According to the payment history the current unpaid principal balance is being reflected in the amount of	Collections Comments:Loan currently is in bankruptcy. Provided payment history dated xx shows that the borrower is delinquent for xx months and next payment due date is xx The last payment was received xx in the amount of xx which was applied for the due date of The current UPB is in the amount of borrower is not maxxpayments according to the original Notes terms.
According to the PACER, the borrower  had filed bankruptcy under xx  with the case   xx  and the plan was confirmed on   POC was filed on   in the secured claim amount    xx  and an arrearage in the amount of
Available servicing comments state that the foreclosure was initiated and referred to attorney xx  & complaint was filed xx  ( As per tape discrepancies). Judgment was entered on   The foreclosure process had gone up to the sale date. The foreclosure sale scheduled for   Further details regarding the foreclosure are not available. The foreclosure was put on hold as the borrower  had filed bankruptcy under xx  plan with case    xx  on
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment has been found regarding the damages and repairs to the subject property.

Foreclosure Comments:According to the available servicing comments dated from xx  the foreclosure was initiated on the subject property in   The foreclosure file was referred to attorney on   The complaint and notice lis pendens was filed with case   xx  on   The foreclosure judgment was entered on   The foreclosure process had gone up to the sale date. The recent foreclosure sale was scheduled on   However, the foreclosure was put on hold due to bankruptcy filed by the borrower  under xx  plan with case    xx  on
Bankruptcy Comments:borrower had filed bankruptcy under xx with the case xx and the plan was confirmed on POC was filed on in the secured claim amount xx and an arrearage in the amount of	This is conventional ARM with initial P&I of xx and interest rate of xx which was supposed to be matured on The P&I as per payment history is xx and the rate of interest is There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possibility of loan modification. The collection comment does not show any information regarding the loan modification. However, the executed copy of loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: ARM Index Type Loan Value: Unavailable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: Current BK case number is      Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last payment received date is     Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:xx   Tape Value: ARM   Variance:    Variance  :    Comment: Loan amortization type is Unavailable.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: MAx. rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Next pay change date is     Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Original stated rate is      Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Rate adjustment initial cap percent is      Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file. However, the income and expenses are updated from initial "
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "ComplianceEase state regulations test failed due to Prepayment Term Test.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located.

This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §xx:xxC   N.J.A.C. §§xx:  xx)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl xx)     "This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is understated by more than

This loan failed the TILA APR test.
The annual percentage rate (APR) is    The disclosed APR of  xx  is not considered accurate because it is more than xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl xx)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in New Jersey state. The following state disclosures are missing from the loan file.
NY Hazard Insurance Disclosure.
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36059633	xx	710	655	Unavailable	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xxx The current assignee should be “xx”. There is a junior mortgage in the amount of $xx	According to the payment history as of the borrower is not maxxregular payments. The borrower is delinquent for more than xx days. The last payment was received xx that was applied for the due date of The next payment is due on As per payment history, the current UPB is	Collections Comments:The loan is currently active in bankruptcy. The debtors xx had filed the bankruptcy under xx with xx months. The plan was confirmed on Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is Therefore, the unsecured portion is The Collection comments do not show any cram down. The POC was filed xx with POC amount of xx and amount of arrearage of The foreclosure is currently on hold. The foreclosure was initiated on loan in As per comment dated xx the foreclosure was referred to an attorney on The complaint was filed xx The judgment hearing was held on The judgment was entered on The presale redemption period has been expired xx The sale was schedule xx The foreclosure was put on hold due to borrower filed bankruptcy xx The borrower is not maxxregular payments. The borrower is delinquent for more than xx days. The last payment was received xx ad that was applied for the due date of The next payment is due on As per comment dated the borrower wants to keep the subject property. The reason for default is excessive obligation. As per comment, the subject property is currently owner occupied with no visible damages or repairs.
Foreclosure Comments:The foreclosure is currently on hold. The foreclosure was initiated on loan in   As per comment dated xx   the foreclosure was referred to an attorney on   The complaint was filed xx   The judgment hearing was held on   The judgment was entered on   The presale redemption period has been expired xx   The sale was schedule xx   The foreclosure was put on hold due to borrower  filed bankruptcy xx
Bankruptcy Comments:xx had filed the bankruptcy under xx with xx on As per amended xx plan dated xx the debtor shall pay xx per month for xx months to trustee for xx months. The plan was confirmed on Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is Therefore, the unsecured portion is The Collection comments do not show any cram down. The POC was filed xx with POC amount of xx and amount of arrearage of	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: As per note, the ARM Index margin percent is Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note, the ARM lifetime floor percent is      Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: As per PACER report, the bankruptcy case      Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: There is no modification.   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The judgment was entered on     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history, the last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx   Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note, the lifetime upward rate change cap is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note, the max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per note, the next pay change date is     Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note, the rate adjustment initial cap percent is      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The complaint file was filed on x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The stated maturity date is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
 IL Collateral Protection Insurance Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl xx)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosurexxRate lock agreementxxClosing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15125313	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
The chain of the assignment has not been completed. The assignment is should be with xx.
There is a senior mortgage in the favor oxx
There are two water/sewer liens in the favor of the   xx in the amount of $x which was recorded onxx/xx/xxxx.
Annual installment of city jurisdiction tax of xxxx has been delinquent in the amount of $x which was due onxx/xx/xxxx and good through tillxx/xx/xxxx.
Annual installment of city jurisdiction tax of xxxx has been paid onxx/xx/xxxx; however, the amount is unavailable.
Annual installment of city jurisdiction tax of xxxx overpayment in the amount of x onxx/xx/xxxx.	According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment was received xx which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of
The reason for default is a curtailment of income.
The loan has never been modified since origination.
The borrower  xx had filed bankruptcy under xx  with the case    xx  & the plan was confirmed xx   As per the xx  plan, the debtor shall pay to the trustee the sum of   xx  per month for xx  months. The POC was filed xx  with the secured claim amount of    xx  and the arrearage amount is      The motion to relief from stay was filed xx   Schedule D of the voluntary petition shows the amount of secured claim without deducting the value of the collateral is    xx  and the unsecured portion is      The debtor was standardly discharged xx  and the case got terminated xx
The foreclosure was initiated and the file was referred to an attorney on   The foreclosure was put on hold as the borrower xx had filed bankruptcy under xx  with the case    xx  & the plan was confirmed xx   The complaint was filed on
The servicing comment dated xx  shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on   The foreclosure was put on hold as the borrower  xx had filed bankruptcy under xx  with the case    xx  & the plan was confirmed xx   The complaint was filed on
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx & the plan was confirmed xx As per the xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The POC was filed xx with the secured claim amount of xx and the arrearage amount is The motion to relief from stay was filed xx Schedule D of the voluntary petition shows the amount of secured claim without deducting the value of the collateral is xx and the unsecured portion is The debtor was standardly discharged xx and the case got terminated xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: Current bankruptcy case number is xx; however, tape shows Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: Did a modification change note term is no; however, tape shows yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last payment received date is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: lenderName   xx   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: Original Balance is    xx; however, tape shows        Tape Source: Initial   Tape Type:
Field: Property Address xx Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Stated maturity date is xx; however, tape shows x    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: Stated remaining term is xx; however, tape shows Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final applicationxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl xx)     "TILA Finance Charge Test: FAIL Loan Data    xx Comparison Data    xx Variance    xx
This loan failed the TILA finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate because it is
understated by more than
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data    xx Comparison Data    xx Variance    xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is      The disclosed finance charge of    xx is not considered accurate for purposes of
rescission because it is understated by more than   "
* Missing Appraisal (Lvl xx)     "The appraisal is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5277623	xx	754	Not Applicable	16.020%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the review of the updated title report dated xx
The chain of assignment has not been completed. xx
No active liens and judgments have been found.
 x and x installment combined taxes for the year of  xxxx-xxxx have been paid in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.
According to the review of payment history as of the borrower has been delinquent for xx months and the next payment is due for The last payment was received xx in the amount of xx which was applied for the due date of The UPB reflected in the amount of The P&I is in the amount of xx and PITI is in the amount of	Collections Comments:The loan is currently in the collection and the next payment is due for xx The last payment was received xx in the amount of xx which was applied for the due date oxx According to the review of the PACER report, the borrower xx had filed bankruptcy under xx with the case xx The debtor was discharged xx The RFD is unable to be determined. The loan was never modified since origination. As per the servicing comment dated xx the subject property is owner occupied. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the PACER report , the borrower xx had filed bankruptcy under xx with the case xx The debtor was discharged xx However, the trustee’s final report (Doc xx ) shows the estimated value after the deduction all claims in the amount of There is no comment indicating a cramdown.	Not Applicable	xx Family Rider Affiliated Business Disclosure Missing Required State Disclosures	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes Comment: As per the review loan files and comments the loan has not been modified since origination. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName     xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per the note lifetime upward rate change cap is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per the note max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment: As per the subject mortgage not MIN   has been provided.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per the note next pay change date is x    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per the note rate adjustment initial cap percent is      Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: As per the review loan files and comments no evidence has been found regarding the complaint filed.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: As per the note stated maturity date is x Tape Source: Initial Tape Type:	xx: Curable	* Note data is missing or inaccurate xx "The loan origination date is incorrect on copy of original note.
The copy of note reflects the transaction date asxx  However, as per the updated title report datedxx  the subject mortgage was recordedxx and the final title policy also reflects the mortgage origination date asxx and recording date
Unable to determine which date is correct."	* Missing Required Disclosures (Lvl xx) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in state of xx. The following required State Disclosures are missing from the loan file.

 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure forCondominiums
 Hazard Insurance Disclosure
 Insurer RecommendationDisclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business form is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "As per the note transaction date is x however; as per the xx settlement date is xx which is different from the note date."	* Missing required xx family rider (Lvl xx) "Its the system generated error."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20568889	xx	556	Not Applicable	22.471%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx

The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.

The subject mortgage and Note are showing the borrower's xx in both Note and subject Mortgage.
There is an final Judgment of dissolution of marriage which was re-recorded xx but no evidences are available in both the loan file and updated title report that confirm xx
Review of updated payment history as of the loan is currently in delinquency for months and the next due for regular payment is The last regular payment (P&I) has been made xx in the amount of xx for the due date of The UPB as of the date is in the amount of The last payment has been made according to the original AM Note terms.

Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for months and the next due for regular payment is xx The last regular payment (P&I) has been made xx in the amount of xx for the due date oxx The UPB as of the date is in the amount of The last payment has been made according to the original AM Note terms.
The debtor (xx) had filed Bankruptcy under xx  with the xx  and the plan was confirmed xx
The Schedule D in Voluntary petition shows that the unsecured amount is    xx  out of secured claim in the amount of    xx  and the value of collateral is
The POC was filed xx  with the secured claim of    xx  with an arrearage of
According to the debtor's xx rd Amended chapte xx  plan which was filed xx   the debtor shall make regular payment of  xx  per month from xx  months and   xx  per month from xx th to xx th month. The total arrearage of    xx  will be paid to the Trustee by maxxmonthly payment of   xx  for next xx  months. This xx rd amended plan was confirmed xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx
The debtor (xx) had filed Bankruptcy under xx  with the xx  and the plan was confirmed xx
The Schedule D in Voluntary petition shows that the unsecured amount is    xx  out of secured claim in the amount of    xx  and the value of collateral is
The POC was filed xx  with the secured claim of    xx  with an arrearage of
According to the debtor's xx rd Amended chapte xx  plan which was filed xx   the debtor shall make regular payment of  xx  per month from xx  months and   xx  per month from xx th to xx th month. The total arrearage of    xx  will be paid to the Trustee by maxxmonthly payment of   xx  for next xx  months. This xx rd amended plan was confirmed xx
Not Applicable	Affiliated Business Disclosure ARM Rider Document Showing a Index Numerical Value Prepayment Penalty Rider	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The PACER Report reflects the Current Bankruptcy Case Number as xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: As per collection comments there is no foreclosure comment have been found.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: There is no Modification in the loan documents.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: Note reflects first rate adjustment months are xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per paymnet history thr last paymnet date is x    Tape Source: Initial   Tape Type:
Field: lenderName    xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note lifetime upword rate cghnage cap is  xx    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note max rate at first adjustment is xx    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per note next pay change is x    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: tnote reflects rate adjustment initial cap percent is  xx    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: As per collection comments there is no foreclosure comment have been found.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The note reflects stated maturity date is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Mortgage Missing required ARM Rider (Lvl xx) "The loan has ARM Pick A Payment amortization but no such rider is attached with the recorded copy of the subject mortgage."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl xx)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
* Prepayment Rider Missing (Lvl xx)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgage."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl xx) "The final HUD xx shows the Settlement date as xx wherein original Note date is x "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5062220	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$56,777.39	2.000%	$136.27	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx have been provided with updated title. The current assignee should be “xx”. There is a HOA/COA lien against the subject property in the amount oxx. No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is not maxxthe payments regularly. The last payment was received xx in the amount of xx ad that was applied for the due date of The next payment is due on The payment history is not reflecting the current UPB. So, UPB taken as per tape data. The current UPB is	Collections Comments:The loan is currently active in bankruptcy. The debtors Jorge Cepeda and Luz Marina Cepeda had filed the bankruptcy under xx with xx on The voluntary petition was filed on As per amended xx plan dated xx the debtor shall pay xx to the trustee for xx months. The plan has not been confirmed yet. The POC was filed xx with POC amount of xx and amount of arrearage is The foreclosure has not initiated on loan. The borrower is not maxxthe payments regularly. The borrower is delinquent for xx days. The last payment was received xx in the amount of xx ad that was applied for the due date oxx The next payment is due on The reason for default is excessive obligations. The borrower wants to keep the subject property. The borrower is not looxxfor loan modification. As per comment dated the subject property is currently owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed the bankruptcy under xx with xx on The voluntary petition was filed on As per amended xx plan dated xx the debtor elect to make payments directlty to the subject creditor. The plan was confirmed xx The POC was filed xx with POC amount of xx and amount of arrearage is	Loan modification agreement was made between and Lender on x The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will be change periodically beginning on x The new principal balance is The interest bearing amount is xx and the maturity date is x Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:    Tape Value: xx .   Variance:    Variance  :    Comment: lenderxx Fixed   Variance:    Variance  :    Comment: Loan Amortization Type, data provided is Fixed however audit value is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan Original Maturity Term Months, data provided is xx however audit value is     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment: tHE mERS MIN NUMBER IS  xx However audit value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: Loan Original balance, data provided is    xx however audit value is    xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value: xx    Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: S&C Filing Date, data provided is xx however audit value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Stated maturity Date, data provided is xx however audit value is x    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: The stated remaining Term, data provided is xx however audit value is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58375956	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx
The chain of the assignment is not available.
There are various outstanding judgment/lien against the borrower.
x. There are three HOA liens against the borrower in the total amountxx
x. There are two judgments in the total amount $x which was recorded on different dates.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx reveals that borrower has been delinquent for more than xx months. The last payment was received in the amount of xx on which was applied for the due date of The next due date is Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate is xx . The borrower has been maxxthe payments as per the ARM change notice located at " Security Instrument Note and Security Instrument Modification_ xx".
Collections Comments:xx had filed bankruptcy under xx and the plan was confirmed xx
The debtor was dismissed xx  and the case was terminated xx
POC was filed xx  with the secured claim amount of    xx  and the arrearage of
As per the xx  plan, debtor (borrower ) will pay to the U.S. Trustee the sum of   xx  months.
Voluntary petition was filed xx  shows that the amount of secured claim is    xx  and unsecured portion is
borrower  wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The borrower  is unemployed.
There is no source of income.
Review of the payment history provided from xx  reveals that borrower  has been delinquent for more than xx  months. The last payment was received in the amount of   xx   which was applied for the due date of   The next due date is xx   Current UPB as of date reflects in the provided payment history is in the amount of    xx  and current interest rate is  xx   . The borrower  has been maxxthe payments as per the ARM change notice located at "   xx ".

Update: As per the servicing comment dated   borrower  was on forbearance plan which is extended. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under xx  and the plan was confirmed xx
The bankruptcy was dismissed xx  and the case was terminated xx
POC was filed xx  with the secured claim amount of    xx  and the arrearage of
As per the xx  plan, debtor (borrower ) will pay to the U.S. Trustee the sum of   xx  months.
Voluntary petition was filed xx  shows that the amount of secured claim is    xx  and unsecured portion is
Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: Arm Index margin percent is Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: Current bankruptcy case no. is      Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: Modification is not done.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: First rate adjustment months is     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Lifetime upward rate change cap is     Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: Original balance is        Tape Source: Initial   Tape Type:
Field: Property Address Streete:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Rate adjustment initial cap percent is xx    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: Stated maturity date is x    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: Stated remaining term is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan files."
* ComplianceEase Exceptions Test Failed (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for IN License Validation Test:"
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "Compliance Ease Risk Indicator is moderate as the loan is failing for IN License Validation Test:
This loan failed the Indiana license validation test. (IN HEA   Ind. Code §       Ind. Code §     xx) Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* LTV or CLTV exceeds xx  (Lvl xx)     "As per appraisal report, appraised value is      However, the loan amount is    xx hence LTV exceeds   "
* MI, FHA or MIC missing and required (Lvl xx)     "LTV is  xx  which is greater than  xx  hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "Following state disclosures are missing from the loan file.
 Hazard Insurance Disclosure
 Federal Consumer Credit Protection Act Disclosure
 Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be determined from the loan file.""
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Required affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4498626	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx.

The chain of the assignment has not been found; however the latest assignment is with "xx".

There are x state tax liens active in the favor oxx which was recorded on xx/xx/xxxx and xx/xx/xxxx.

There is credit card judgment active in the favor oxx was recorded on x/x/x.

There is medial lien active in the favor ofxx the amount of $x which was recorded onxx/xx/xxxx.

There is civil judgment active in the favor oxx the judgment was recorded onxx/xx/xxxx.

xxxx combined annual taxes have been paid in the amount of $x on xx/xx/xxxx.

No prior years delinquent taxes have been found.	According to the payment history as of the borrower is current with loan. The last payment received on the payment applied date was xx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower is not maxxpayments as per notice of mortgage payment change from bankruptcy interest rate reduction doc located ( Security Instrument Note and Security Instrument Modification_ xx).
Collections Comments:The loan is currently in bankruptcy. The borrower is current with loan. The last payment received xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of The borrower is not maxxpayments as per notice of mortgage payment change from bankruptcy and interest rate reduction doc located ( Security Instrument Note and Security Instrument Modification_ xx ).
The reason for default is decreased income. The subject property is occupied by the owner. No comments have been found for damages. The loan has not been modified since origination. According to the PACER, the borrower  had filed bankruptcy under xx  with the case   xx  on   The POC was filed on   the POC amount is    xx  and the arrearage amount is      The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is    xx  and the value of the collateral is    xx ; however, the unsecured portion is      As per the modified xx  plan doc  xx  filed xx  the debtor payment shall be increased from  xx  month to  xx  month beginning with the July xx  payment and continuing for the reminder of the plan. No indication found for cramdown.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx with the case xx on The POC was filed on the POC amount is xx and the arrearage amount is The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx ; however, the unsecured portion is As per the modified xx plan doc xx filed xx the debtor payment shall be increased from xx month to xx month beginning with the July xx payment and continuing for the reminder of the plan. No indication found for cramdown.	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: The BK case is Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The last payment received date is     Tape Source: Initial   Tape Type:
Field: lenderName    Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: The original balance is        Tape Source: Initial   Tape Type:
Field: Property Address xxTape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The Modification is missing in the loan file. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final xx is missing from the loan file."
* LTV or CLTV exceeds xx  (Lvl xx)     "As per the appraisal report the appraised value is    xx and the loan amount is  x   hence the LTV is  "
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "The list of service provider disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl xx)     "The required following state disclosures are missing in the loan file.
xx) OK Title protection notice.
xx) Insurance Disclosure.
xx) NSF Fee Disclosure.
xx) Over the limit fees.
xx) Notice of Rights to Obtain a Security Freeze."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The service transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21241732	xx	609	Not Applicable	21.633%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$102,000.00	2.000%	$463.33	xx/xx/xxxx	Financial Hardship	According to the review of the updated title report dated xx tly, the mortgage is with xx which was recorded on xx
xx
There are x judgments in the total amount of $x which were recorded on different dates.
There is a mechanic lien in the amount of $x in the favor oxx was recorded onxx/xx/xxxx.
Annual taxes for the year of xxxx have been paid in the amount of $x.x. No prior year delinquent taxes have been found.
According to latest payment history as of the borrower has been currently delinquent for days and the next due date is for The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of xx and deferred balance is in the amount of The P&I is	Collections Comments:The loan is currently in active bankruptcy and the next payment due date is for The last payment was received xx in the amount of xx which was applied for the due date of As per the review of the PACER report, the borrower , "xx" had filed the bankruptcy under xx with the case xx and the plan was confirmed on No evidence of post closing foreclosure has been found. The RFD is unable to be determined. The loan was modified once since origination. According to servicing comments, the property had damages due to a hurricane which was occurred xx No details regarding the insurance has been found. The estimated cost of damage is As per comment dated xx the funds were released and the claim funds were received. No comments have been found stating these damages have been repaired. Also, no BPO report has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower , "xx" had filed the bankruptcy under xx  with the case   xx  and the plan was confirmed on   According to voluntary petition schedule D, the value of the collateral is    xx  and the amount of secured claim is      Hence, the unsecured portion is reflected in the amount of      According to Motion to modify xx  plan dated   the debtor shall pay to the trustee in the amount of    xx  months, then in the amount of     xx  month, then in the amount of    xx  months and then, in the amount of    xx  months. The same plan was confirmed on   The Motion to referral to mortgage modification mediation was filed xx  and order for same was granted on    The Order on Request to Dismiss Case for Non Compliance was filed on   Motion to Reinstate Case was filed xx  and Order on Motion to Reinstate Case was filed
The POC was filed by the creditor xx  for the secured claim amount of      xx
Motion to modify plan was filed xx which shows that, debtor would like to modify the plan to confirm to the notice of payment change filed by N.A.	This modification agreement was made between the borrower , “xx on According to modified terms, the new principal balance is However, there is a principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount). If the borrower makes monthly mortgage payments on time, the lender agrees to forgive xx of the principal balance of the loan on each of the first, second and Third anniversary. Latest payment history tape data is reflecting deferred balance as xx and current UPB as	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:   Tape Value: Fixed   Variance:    Variance  :    Comment: According to the modification agreement, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: According to note, the original maturity months are     Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance  :    Comment: As per note, the loan type is negative amortization.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: According to appraisal report, the appraised value is        Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance  :    Comment: According to review S&C filing date is not applicable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Florida State. The following disclosures are missing from the loan file:

 Anti Coercion Notice
 Title Insurance Disclosure
 Radon Gas Disclosure
 Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be calculated as supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3029971	xx	550	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,885.56	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx. The chain of assignment is incomplete as there is no assignment provided with updated title. There are x senior mortgages against the subject property. A senior mortgage was originated on xx Subordination Agreement is also available with updated title report. However, no reference of subject mortgage is provided in the same. Another, senior mortgage was originated on xxrespectively. There is an Abstract of Judgment against xx	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received xx in the amount of xx that was applied for the due date The next payment is due on As per payment history, the current UPB is	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under xx with xx on As per xx plan dated the debtor shall pay xx per month to the trustee for xx months, then xx per month for xx months, then xx per month for xx months. Later, the plan was amended on As per xx plan dated the debtor shall pay xx per month for xx months ( xx ), xx per month from xx and then xx months. The plan was confirmed xx The POC was filed xx with POC amount of xx & amount of arrearage is As per collection comment, the foreclosure was initiated on loan. As per comment dated the foreclosure was approved. No information is found regarding referral date. The complaint was filed xx As per Notice of Trustee’s sale located at “xx”, the sale was scheduled for xx Later, the foreclosure was placed on hold due to bankruptcy filing. The debtor Andrea Beckham had filed the bankruptcy under xx with xx on
Bankruptcy Comments:The debtor xx had filed the bankruptcy under xx  with xx  on   As per xx  plan dated   the debtor shall pay   xx  per month to the trustee for xx  months, then   xx  per month for xx  months, then   xx  per month for xx  months.  Later, the plan was amended on   As per xx  plan dated   the debtor shall pay   xx  per month for xx  months ( xx ),   xx  per month from xx  and then   xx  months. The plan was confirmed xx   The POC was filed xx  with POC amount of    xx  & amount of arrearage is
MFR was filed xx  for failure to make plan payments.
Loan Modification agreement was made between borrower xx
The borrower  had given promise to pay the UPB of    xx with interest rate oxx  with P&I of    xx with fixed amortized type and it was beginning from first payment date xx and ends with the maturity date of x  The loan was also modified on   The prior modification document is located at " Security Instrument Note and Security Instrument Modification_ xx".
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: Current Bk case is tape shows xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last pay received date is x  tape shows xx   Tape Source: Initial   Tape Type:
Field: lenderName   xx Loan Value: xx   Tape Value: xx   Variance:  xx   Variance  :   xx    Comment: Loan maturity term months is   tape shows xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance  :    Comment: Referral date is x  tape shows xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: S&C Filing date is x  tape shows xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance : Comment: Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Finaxx is missing from the loan file."
* Final TIL Date after actual transaction date (Lvl xx)     "Final TIL date is after the note date. According to the original note the note date is   However, the final TIL date is  "
* Missing Required State Disclosures (Lvl xx)     "The required State disclosure is missing from the below list.
 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Hazard Insurance Disclosure
 Insurer RecommendationDisclosure
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "Affiliated business disclosure is missing from loan files."
																									* ROR Transaction date not consistent with Note andxxor HUD (Lvl xx) "As per Note, Note date is x ROR transaction date is xx;however, settlement date is "		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23360891	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx
The chain of assignment has not been completed. Currently, the subject mortgage is with the lender, xx
There is a one subordinated mortgage originated on xx
First installment of combined taxes for the year of xxxx-xxxx has been paid on xx/xx/xxxx for the amount of $x,xxx.xx. Second installment of combined taxes for the year of xxxx-xxxx is delinquent in the amount of $x which was due on xx/xx/xxxx and will be good through till xx/xx/xxxx.
According to latest payment history as of the borrower is currently delinquent for xx months and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of The current interest rate as per the interest rate change document located at “xx” is xx and P&I is	Collections Comments:The loan is currently in the bankruptcy and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The unpaid principal balance is reflected in the amount of The current interest rate as per the interest rate change document located at “ xx The complaint was filed xx The file was put on hold due to title issue which has been resolved on The foreclosure file was put on hold due to the bankruptcy filing. The borrower , "xx had filed bankruptcy under xx with the case xx and the plan was confirmed on POC has been filed by the creditor for the secured claim amount of xx and the amount of arrearage is According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is
According to modified xx  plan dated   the debtor shall pay to the trustee in the amount of    xx  months. The amount of arrearage to be paid through the plan is in the amount of    xx  with the monthly payment of      The same plan was confirmed on   Motion for relief from stay was filed on   However, order for same was not yet granted. According to Notice of Mortgage Payment Change which was filed on   the mortgage payment will be in the amount of    xx  with the interest rate of  xx   which will be due from
According to stipulation agreement dated   the debtor shall pay monthly payments in the amount of    xx  from xx  and continuing until all such outstanding are to be paid in full and in the amount of   xx  for post  petition which was in the amount of
According to comment dated   the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Update:
As per the servicing comment dated   the reason for default is curtailment of income.
As per servicing comment dated   the borrower ’s income has been impacted due to Covid xx  pandemic.

Foreclosure Comments:According to comment dated   the foreclosure has been initiated and the file was referred to an attorney on   The complaint was filed xx   The file was put on hold due to title issue which has been resolved on   The foreclosure file was put on hold due to the bankruptcy filing. The borrower , "xx" had filed bankruptcy under xx  with the case   xx  and the plan was confirmed on
Bankruptcy Comments:The borrower , "xx" had filed bankruptcy under xx  with the case   xx  and the plan was confirmed on
POC has been filed by the creditor xx  for the secured claim amount of    xx  and the amount of arrearage is      According to voluntary petition schedule D, the value of the collateral is    xx  and the amount of secured claim is
According to modified xx  plan dated   the debtor shall pay to the trustee in the amount of    xx  months. The amount of arrearage to be paid through the plan is in the amount of    xx  with the monthly payment of      The same plan was confirmed on   Motion for relief from stay was filed on   However, order for same was not yet granted. According to Notice of Mortgage Payment Change which was filed on   the mortgage payment will be in the amount of    xx  with the interest rate of  xx   which will be due from
According to stipulation agreement dated   the debtor shall pay monthly payments in the amount of    xx  from xx  and continuing until all such outstanding are to be paid in full and in the amount of   xx  for post  petition which was in the amount of
Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Prime WSJ Tape Value: COSI Comment: Updated as per note. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: First rate adjustment months are     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: According to latest payment history, the last payment received date is     Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Lifetime upward rate change rate is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:  xx   Tape Value:  xx   Variance:   xx   Variance  :  xx    Comment: The Note reflects the Original Balance (or Line Amount) as        Tape Source: Initial   Tape Type:
Field: Property Address Street    xx
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: Rate adjustment initial cap percent is       Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The S&C filing date is x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per Note maturity date is x    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: The stated remaining term are Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The property is located in xx State. The following required State Disclosures are missing from the loan file:
 Impound Account Disclosure
 Cosigner Notice
 Private Mortgage Insurance Disclosure
 Earthquake Disclosure forCondominiums
 Hazard Insurance Disclosure
 Insurer RecommendationDisclosure
 CA Fair Lending Notice
 Anti Tying Disclosure
 Privacy Notice
 Notice of Right to Copy of Appraisal
 Application for Credit Married Persons
 Fair Debt Collection Notice
 Civil UnionxxDomestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl xx) "Operative index value is unable to be calculated as supportive document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37271953	xx	647	Not Applicable	14.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx which was recorded on xx The chain of assignment has not been completed. Currently, the subject mortgage is with lender, xx. No active liens and judgments have been found against the subject property/the borrower. Annual county taxes for the year of xxxx, xxxx and xxxx have been paid in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of the borrower is currently delinquent for xx months and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The UPB reflected in the payment history is in the amount of The interest rate as per ARM change notice located at ( Security Instrument Note and Security Instrument Modification_ xx" is xx and P&I is	Collections Comments:The loan is currently in the bankruptcy and the next due date is The last payment was received xx in the amount of xx which was applied for the due date of The UPB reflected in the payment history is in the amount of The current interest rate as per ARM change notice located at ( Security Instrument Note and Security Instrument Modification_ xx " is xx and P&I is The reason for default is unable to be determined from the collection comments.The loan has not been modified since origination. The foreclosure was initiated in As per comment dated the sale has been scheduled for As per comment dated the foreclosure was placed on disaster hold. Further details are not available. The borrower , “xx” had filed bankruptcy under xx with the case xx on The plan was confirmed on The POC was filed by N.A. xx with the secured claim amount of xx and the amount of arrearage is The schedule D of voluntary petition dated xx reflects the amount of claim is xx and the value of collateral is Hence, the unsecured portion is According to Amended xx plan dated the debtor shall pay the trustee xx per month for xx months and xx per month for xx months. The same plan states that the debtor is current with her real property mortgage payments and will continue to pay them direct outside the plan. Order for dismissing the case was granted on Motion to Reinstate Case was filed on Order for same was granted on According to voluntary petition schedule A, the subject property is investment property. As per comment dated the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:The foreclosure was initiated in   As per comment dated   the sale has been scheduled for   As per comment dated   the foreclosure was placed on disaster hold. Further details are not available.
Bankruptcy Comments:The borrower , “xx” had filed bankruptcy under xx with the case xx on The plan was confirmed on The POC was filed by N.A. xx with the secured claim amount of xx and the amount of arrearage is The schedule D of voluntary petition dated xx reflects the amount of claim is xx and the value of collateral is Hence, the unsecured portion is According to Amended xx plan dated the debtor shall pay the trustee xx per month for xx months and xx per month for xx months. The same plan states that the debtor is current with her real property mortgage payments and will continue to pay them direct outside the plan. Order for dismissing the case was granted on Motion to Reinstate Case was filed on Order for same was granted on	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: ARM Index margin is xx > Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: ARM lifetime floor percent is      Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: The bankruptcy case       Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The last payment received date is     Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Lifetime Upward rate change cap is  xx >   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Max. rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment: MIN  was not found.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The next pay change date is     Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: Rate adjustment cap percent is      Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The maturity date is Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan application is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl xx)     "Final loan application is not signed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl xx)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.   Anti Coercion Notice  Title Insurance Disclosure  Radon Gas Disclosure  Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl xx)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66717735	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
The chain of the assignment has not been completed as no assignment has been done by xx which was recorded onxx/xx/xxxx. It was renewed on xx/xx/xxxx with the same amount and recorded with xx
The annual installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The current ownership is vested in the name oxx

The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received xx in the amount of xx for the due date of The UPB reflected is in the amount of xx till the due date of	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is The borrower has been delinquent for xx months. The comment dated xx states that the reason for default was an illness of borrower .
The borrower  xx had filed the bankruptcy under xx  with the xx  and the plan was confirmed xx   The post petition due date was of date xx   The POC was filed xx  with the secured claim amount of    xx  and an arrearage amount is      According to the order confirming xx  plan, the debtor shall pay  xx  per month for a period oxx  months. The date of the last filing the bankruptcy was xx   The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is    xx  and the value of property is     There is no any evidence of cram down.
The foreclosure was initiated and the file was referred to an attorney on   The complaint was filed on   According to the comment dated   the foreclosure sale was scheduled xx   The borrower  xx had filed the bankruptcy under xx  with the xx  on   However, the foreclosure was placed on hold.
The last payment was received xx  in the amount of   xx  for the due date oxx   The UPB reflected is in the amount of    xx  till the due date oxx   No damage and repairs have been found. The loan has not been modified since origination.
The property has been occupied by the owner himself.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on   The complaint was filed on   According to the comment dated   the foreclosure sale was scheduled xx   The borrower  xx had filed the bankruptcy under xx  with the xx  on   However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower  xx had filed the bankruptcy under xx  with the xx  and the plan was confirmed xx   The post petition due date was of date xx   The POC was filed xx  with the secured claim amount of    xx  and an arrearage amount is      According to the order confirming xx  plan, the debtor shall pay  xx  per month for a period oxx  months. The date of the last filing the bankruptcy was xx   The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is    xx  and the value of property is
There is no any evidence of cram down.

Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The last payment was received on x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: The original balance as per note is        Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance  :    Comment: The property city is Hephzibah. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: The complaint was filed on   However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: The stated maturity date as per note is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "The Initial escrow acct disclosure is missing from the loan file."
* LTV or CLTV exceeds xx  (Lvl xx)     "As per the appraisal report dated x  the appraised value is  xx which is less than the original principal balance of     Hence, the LTV or CLTV exceeds  "
* MI, FHA or MIC missing and required (Lvl xx)     "The MI certificate is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in the state of Georgia. The following state disclosures are missing from the loan file.
 Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
 Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "The servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26278447	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx. The chain of assignment has been completed as the current assignee is xx
xx
The combined annual taxes of xxxx is paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of the payment history shows that the borrower has been delinquent for xx month and the next due date for the payment is The last payment was received xx in the amount of xx which was applied for the due date of The current UPB reflected is in the amount of	Collections Comments:According to the collection comments the present status of the loan is in bankruptcy. borrower filed xx bankruptcy xx with case xx and plan was confirmed on The POC is filed xx with the secured claim amount of xx and amount of arrears of The review of the payment history shows that the borrower has been delinquent for xx month and the next due date for the payment is The last payment was received xx in the amount of xx which was applied for the due date of The current UPB reflected is in the amount of
There is no evidence of property damage found in the comments.
The combined annual taxes oxx  are paid in the amount of     No delinquent taxes have been found for the prior year.
Foreclosure Comments:As per the comments the foreclosure had been referred to attorney on   Currently the loan is xx  months delinquent. The tape data states foreclosure complaint has been filed on   The foreclosure activity is on hold due to filing of bankruptcy by the borrower  xx
Bankruptcy Comments:borrower filed xx bankruptcy xx with case xx and plan was confirmed on The POC is filed xx with the secured claim amount of xx and amount of arrears of	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx xx xx Comment: The arm index margin is Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The ARM lifetime floor percent is      Tape Source: Initial   Tape Type:
Field: Borrower  xx Middle Name   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value:  xx   Tape Value: xx   Variance:    Variance  :    Comment: The BK case   is      Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: No modification.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: The first rate adjustment months is xx month.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The last payment received date is     Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: The lifetime upward rate is     Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: the max rate at first adjustment is      Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: The next pay change date is     Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: The origination P&I is       Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: the rate adjustment initial cap percent is     Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: the stated maturity date is     Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance : xx Comment: The stated remaining term is xx months. Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "The final application is missing from the loan file. However, the values are updated as per the initial application located at " Loan Application_ xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "The CE result is Moderate because:
This loan failed the first lien lender fees test.
This loan failed the prepayment term test.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located.
This loan failed the first lien lender fees test.
The loan is a first lien mortgage with a principal amount that is greater than or equal to   xx and the sum of all lender fees exceeds the greater of  xx  of the principal amount or    Lender fees are all fees designated for the lender other than the origination fee"
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl xx)     "Unable to confirm operative index value due to missing documents."
* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx)     "The affiliated business form is missing in the loan file."
																									* Settlement date is different from note date (Lvl xx) "The settlement date is xx and the note is dated as considered as per the date provided in the documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50020196	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx
Chain of Assignment is incomplete.  No assignment has been show as per the updated title report.  xx.
There is one senior mortgage found open in the amount oxx onxx/xx/xxxx. However, the mortgage was subordinated onxx/xx/xxxx which was recorded on xx/xx/xxxx; Instru xx
According to updated title report annual combined taxes for the year of xxxx were paid in the amount of $x.x.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received xx in the amount xx which was applied to The next due date is The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of	Collections Comments:The loan is currently in bankruptcy. borrower has filed bankruptcy under Chapter case xx and plan was confirmed xx According to xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed xx in the amount of xx with amount of arrearage
The foreclosure proceedings were initiated on the loan by referring it to Attorney xx   Summon & complaint of foreclosure was filed dated xx    Due to filing of bankruptcy by borrower  xx  foreclosure process currently is on hold. No more evidences are available regarding further foreclosure proceedings.  As per the review of payment history, the borrower  is delinquent more than xx  days. The last payment was received xx  in the amount   xx  which was applied to   The next due date is   The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of
Reason for default is excessive obligations.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney xx   Summon & complaint of foreclosure was filed dated xx    Due to filing of bankruptcy by borrower  xx  foreclosure process currently is on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:borrower has filed bankruptcy under Chapter case xx and plan was confirmed xx According to xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed xx in the amount of xx with amount of arrearage	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: As per PACER case number is xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: Loan was not modified.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance  :  xx    Comment: As pernote first rate adjustment months are xx months.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: As per payment history last payment was received on x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value: xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note lifetime rate change cap is      Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value:  xx    Tape Value:  xx    Variance:  xx    Variance  :  xx    Comment: As per note max rate is  xx    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:   xx   Tape Value:   xx   Variance:    xx   Variance  :   xx    Comment: As per appraisal report appraised value is       Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: As per note original balance is   xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value:  xx    Tape Value:  xx    Variance:   xx    Variance  :   xx    Comment: As per note initial cap percent is  xx    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance  :    Comment: As per collection comment complaint was filed on x    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: As per note stated maturity date is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl xx)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl xx)     "MI Certificate is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located at SC State.
Following state disclosures are missing from the loan file.
 Agent Preference Disclosure
 Casualty Insurance Disclosure
 Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missingxxunexecuted (Lvl xx) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21880940	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
The chain of the assignment has not been found.
xx
The annual installments of combined taxes for the year of xxxx are paid in the amount of $xxx.
No prior year delinquent taxes have been found.
The current ownership is vested in the name xx
According to the payment history as of the borrower has been delinquent for xx months. The last payment was received on which was applied for the due date oxx and the next due date for payment is The P&I is in the amount of xx and PITI is in the amount of The UPB reflected as per the payment history is in the amount of	Collections Comments:The review of the servicing comment shows that the loan is in the bankruptcy and the borrower has been delinquent for xx months. The reason for default is illness of borrower .
The borrower  xx had filed bankruptcy under xx  with the case    xx   The plan was confirmed xx   The POC was filed xx  with the claim amount of    xx  and the arrearage is in the amount of      As per the amended xx  plan, the debtor shall pay to the trustee the sum of   xx  biweekly for xx  months. The date of the last filing is xx
The foreclosure process was initiated and it was referred to attorney. The complaint was filed xx   The sale was scheduled on   The foreclosure process was kept on hold because the borrower  had filed the bankruptcy xx
The last payment was received xx   which was applied for the due date oxx  and the next due date for payment is   The P&I is in the amount of   xx  and PITI is in the amount of     The UPB reflected as per the payment history is in the amount of
The loan has never been modified since origination.
As per the comment dated xx  the subject property has been occupied by the owner. The latest BPO is not available.

Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney. The complaint was filed xx   The sale was scheduled on   The foreclosure process was kept on hold because the borrower  had filed the bankruptcy xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with the case xx The plan was confirmed xx The POC was filed xx with the claim amount of xx and the arrearage is in the amount of As per the amended xx plan, the debtor shall pay to the trustee the sum of xx biweekly for xx months. The date of the last filing is xx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance  :    Comment: The loan has never been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance  :    Comment: Last payment received date is x  However the tape shows that it is x    Tape Source: Initial   Tape Type:
Field: lenderName   Loan Value:xx
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:   xx   Tape Value:   xx   Variance:   xx   Variance  :  xx    Comment: Original balance is      However the tape shows that it is       Tape Source: Initial   Tape Type:
Field: Sales Price (HUD xx Line xx)   Loan Value: Not Applicable   Tape Value:   xx   Variance:    Variance  :    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance : Comment: Stated maturity date is x However the tape shows that it is x Tape Source: Initial Tape Type:	xx: Acceptable with Warnings	* Application Missing (Lvl xx) "Final loan applicatixx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl xx)     "This loan failed the brokeragexxfinder fee test."
* ComplianceEase State Regulations Test Failed (Lvl xx)     "The mortgage loan charges a brokeragexxfinder fee that exceeds xx  of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokeragexxfinder fee of more than xx  of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl xx)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl xx)     "The appraisal report is missing from the loan file."
* Missing credit report (Lvl xx)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl xx)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl xx)     "The subject property is located in state of Tennessee. The following state required disclosures are missing in the loan file namely as
  Placement of Insurance Disclosure
  TN Consent to Disclosure of Insurance Information
  Choice of Agentxxinsurer
  Insurance Solicitation ost Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl xx)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl xx) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21731464	xx	601	Not Applicable	25.557%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$363.37	xx/xx/xxxx	Financial Hardship	The Updated title report dated .xx. The subject mortgage was recorded on ..xx with the instrument # xx
The chain of the assignment has been not completed. The assignment should be with xx. There is an active mortgage prior to subject mortgage has been found. It was originated on ..x with the amount xx in favor of xx, recorded on ..x.
There are two active state tax liens available in the amount of xx in favor of Illinois Dept Of Revenue.
There are seven civil judgments active against the borrower namely as
x. With amount $x,x in favor of x x x.
x. With amount $x in favor of x x x x.
x. Three judgments are in the total amount of xx in favor of xx.
x. With amount $x in favor of City Of xx
x.  With amount $x in favor of x x Of x x.
The x installments of county taxes for the year of xx and xx are paid in the amount of $x and xx respectively. The x installments of county taxes for the year of xx are paid in the amount of $x.xx.
The current ownership is vested in the name ofxxz (borrower).

The review of the payment history shows that, the borrower is currently delinquent for more than . months and the next due date is for .xx The last payment was received on xx in the amount of xx, which was applied for xx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx, with the interest rate ofxx%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The borrower is currently delinquent for more than xx months. The reason for default is curtailment of income.
The foreclosure process was initiated and it was referred to xx The complaint was filed on xx The sale was scheduled on xx The judgment was entered on xx The foreclosure process was kept on hold because the borrower had filed bankruptcy under chapter xx on xx The borrower xx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was confirmed on xx
The post-petition due date was xx The POC was filed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx, the debtor shall pay to the trustee in the amount of xx monthly. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down.
The last payment was received on xx in the amount of xx, which was applied for xx The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of xx%.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of xx% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx There is no deferred balance has been stated.
The property has been occupied by the owner himself.

Foreclosure Comments:The foreclosure process was initiated and it was referred to xx The complaint was filed on xx The sale was scheduled on xx The judgment was entered on xx The foreclosure process was kept on hold because the borrower had filed bankruptcy under chapter xx on xx
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was confirmed on xx
The post-petition due date was xx The POC was filed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx, the debtor shall pay to the trustee in the amount of xx monthly. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down.

The modification agreement was done on xx, between the (borrower)xxz and the (lender) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of xx% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx There is no deferred balance has been stated.
The loan was modified on xx and xx also.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Foreclosure Judgment Entered Date, data provided is xx however audit value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name, data provided is xx, NA however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type, data provided is Fixed however audit value is ARM   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Loan Original Maturity Term months, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Mers Min Number, data provided is xx however audit value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xxth St   Tape Value: xx xx   Variance:    Variance %:    Comment: The property address street is xx xxth St. However the tape shows that it is xx xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: S&C Filing date, data provided is xx however audit value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Incorrect Property address on Note Document. (Lvl x) "The property address on note is "xx xxthx-xx". However the mortgage and deed dated xx shows the address as "xx Il xx-xx""
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
xx.IL Collateral Protection Insurance Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88221183	xx	Unavailable	Not Applicable	35.004%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx, x.x. which was recorded on ..xx.
No active liens and judgments have been found against the subject property or borrower.
xx county x installment taxes have been paid in the amount of xx on xx
xx county x installment taxes have been paid in the amount of xx on xx
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for . months. The last payment received on xx the payment applied date was .././.... and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount ofxx	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The borrower is maxxpayments as per note.
The reason for default is curtailment of income. The subject property is occupied by the owner. No comments have been found for damages. According to the PACER, the borrowerxx had filed bankruptcy under chapter-xx with the case# xx on xx POC not filed. The chapter xx plan filed on xx; however, the plan has not been confirmed yet. The bankruptcy case has been converted from chapter xx to chapter xx on xx According to the tape, the foreclosure was initiated in xx Unable to determine the referral date and the complaint was filed on xx However, no comments have been found for foreclosure in collection comments.

Foreclosure Comments:According to the tape, the foreclosure was initiated in xx Unable to determine the referral date and the complaint was filed on xx However, no comments have been found for foreclosure in collection comments.
Bankruptcy Comments:According to the PACER, the borrower xxFlores had filed bankruptcy under chapter-xx with the case# xx on xx POC not filed. The chapter xx plan filed on xx; however, the plan has not been confirmed yet. The bankruptcy case has been converted from chapter xx to chapter xx on xx	Not Applicable	Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Motion Filed Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Motion was filed on xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Bk case# is xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Modification was done.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, N.A.   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx, N.A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx xx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "According to review of the loan file, this is FHA loan with the LTV xx%. However, MI certificate is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "As per the Note, the loan was originated on .xx/xx. As per the HUD-xx, the settlement date is .xx/xx which is different from the note date."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57492509	xx	Unavailable	Not Applicable	55.016%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$57,943.91	3.250%	$503.68	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on xx with the lenderxxA and borrower xx in amount of xx which was recorded on xx

The chain of assignment is incomplete; currently assignment is with ‘xx’. The last assignment should be withxx

There is an active senior mortgage against the subject property in the favor of xx’ in amount of xxwhich was recorded on xx
No active lines and judgments have been found.
The county property taxes for the year xx are paid off in the amount of xx
No delinquent taxes have been found.
The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for more than . month. The last payment was received in the amount of xx which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount ofxx The borrower is maxxthe payment as per the modification terms with interest rate isxx% and P&I is xx.	Collections Comments:Review of collection comment dated xx shows there is roof damage on subject property. The estimated repair amount is not found and details regarding repairs are not available in the comments. Latest BPO report is not available to verify the current condition of subject property.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx month. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx.

The loan modification agreement was made between “xx" and lender ‘xx, N.A.’ (Lender), effective from xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx.

Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The creditor ‘’xx, N.A.’ has filed the POC on xx with secured claim amount of xx and arrearage is xx. Chapter xx plan filed on xx shows that the debtor pays the payment is in amount of xx for xx months. This plan was confirmed on xx Trustees final report entered on xx shows that the claim was scheduled for xx, claim asserted amount is xx and debtor paid the principal amount of xx. BK case was discharged and was converted into chapter xx. Motion for relief from automatic stay was entered on xx and order on this xx No further information is available about bankruptcy.

Review of loan file and collection comment shows that the foreclosure was initiated in xx with case #xx-CA-xx-O. The foreclosure sale was scheduled on xx; sale was canceled due to the foreclosure being on hold and the bankruptcy entered on xx under case#xx. The comment dated xx shows that the sale was scheduled on xx File was placed on hold due to loss mitigation and BK case was discharged on xx Foreclosure file was referred to attorney on xx No further information is available about foreclosure filing.

The comment dated xx shows that the property was sold to the third party ‘xx’ with successful bidding amount of xx on xx After that the bankruptcy was filed on xx under chapter xx with case#xx. The comment dated xx shows that sale was vacated as the borrower filed the bankruptcy. After that the loan was modified on xx and borrower is now current on his payments. The updated title dated xx still shows borrower has subject property owner.

Foreclosure Comments:
Review of loan file and collection comment shows that the foreclosure was initiated in xx with case #xx-CA-xx-O. The foreclosure sale was scheduled on xx; sale was canceled due to the foreclosure being on hold and the bankruptcy entered on xx under case#xx. The comment dated xx shows that the sale was scheduled on xx File was placed on hold due to loss mitigation and BK case was discharged on xx Foreclosure file was referred to attorney on xx No further information is available about foreclosure filing.

Bankruptcy Comments:Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The creditor ‘’xx, N.A.’ has filed the POC on xx with secured claim amount of xx and arrearage is xx. Chapter xx plan filed on xx shows that the debtor pays the payment is in amount of xx for xx months. This plan was confirmed on xx Trustees final report entered on xx shows that the claim was scheduled for xx, claim asserted amount is xx and debtor paid the principal amount of xx. BK case was discharged and was converted into chapter xx. Motion for relief from automatic stay was entered on xx and order on this xx No further information is available about bankruptcy.	The loan modification agreement was made between “xx" and lender ‘xx, N.A.’ (Lender) effective from xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx. The Borrower is maxxthe payment as per the modification terms that would be xx% and modified P&I xx.

Credit Report Missing Required Disclosures Missing Required State Disclosures Prepayment Penalty Rider	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Current bankruptcy case number is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Foreclosure judgment entered date is Unavailable; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last Payment Received date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The Lender name is xx; however tape data shows xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Loan Original Maturity term Months is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Referral date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at FL. The required state disclosures are missing from the loan file.
xx. Anti-Coercion Notice.
xx. Radon Gas Disclosure.
xx. Insurance Sales Disclosure."
																									* Prepayment Rider Missing (Lvl x) "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of Mortgage."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26937380	xx	Unavailable	Not Applicable	22.279%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx shows that the subject mortgage was originated on xx withxx
The chain of assignment has not been completed the current assignee does not shown in the updated title report
Active judgments and liens;
xx lien has been found which was recorded on xx and the amount of lien is not reflected on the updated title report.
County taxes have been paid in the total amount of xx
Review of the payment history provide by for the period fromxx tillxx/xx/xxxx shows borrower is more than .. days delinquent. The last payment was received in the amount of xx onxx for due date of xx The next due date isxx Current UPB reflects in the provided payment history is in the amount of $...,...... and current interest rate isxx.%.Borrower is doing his payments as per (xx......_Security Instrument Note and Security Instrument Modification_..._........ pAGE#.)	Collections Comments:Collection comment dated xx states that borrower had given advise that the current servicer is ready for repayment plan but she does not want a modification. The collection comment dated xx states, the repayment plan was offered to the borrower for xxth months that was from xx in the amount of xx and servicer charged this same amount up to xx (xxth Month) and for last xxth month he charged her xx. The borrower accepted the plan but she has broken this plan, she has made partial payment since the paid amount is not reflected in the available servicing collection comments.
xx had filed bankruptcy under Chapter-xx Case#xx on xx and the debtor was discharged on xx
Case was terminated on xx
Voluntary petition filed on xx does not show any unsecured portion.
Collection comment dated xx shows that there is disaster damages on the subject property but the damage amount is not provided in the comment. And the same comment also states that the subject property is in good condition. No latest BPO is available in the file. We are unable to determine whether this damage have been repaired or not. No details have been found regarding the insurance claim.

Foreclosure Comments:Not Applicable
Bankruptcy Commentshadxx filed bankruptcy under Chapter-xx Case#xx on xx and the debtor was discharged on xx
Case was terminated on xx
Voluntary petition filed on xx does not show any unsecured portion.
Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per tape data Current bankruptcy Case Number is xx and as per review it is xx. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per tape data did a modification change note term is Yes and as per review it is No.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, Its Successors AND/OR Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data Lender Name is xx, NA and as per review it is xx, Its Successors AND/OR Assignees.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per tape data lifetime upward rate change cap is xx % and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per tape data Max rate ar first adjustment is xx % and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Next payment change date is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: As per tape data Original Appraisal Value is xx and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx xx   Variance:    Variance %:    Comment: As per tape data property address street is xx xx and as per review it is xx .   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per tape data Rate Adjustment Initial Cap Percent is xx % and as per review it is xx %   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data stated maturity date is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx% Comment: As per tape data Original Appraisal Value is xx and as per review it is xx %. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower."	* MI, FHA or MIC missing and required (Lvl x) "LTV is xx% which is greater than xx% hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Bellow state disclosures are missing from loan file;
Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The date of ROR transaction is xx and this is not consistent with the note date xx."
																									* Settlement date is different from note date (Lvl x) "As per Final HUDxx, the settlement date is xx and note is xx which is different from each other."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51597487	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.125%	$692.82	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx with MERS as nominee for xx
Chain of Assignment is incomplete.  No assignment has been found in the updated title report. Missing assignment to is "xx.
There is one IRS Lien judgment against the borrower found open in the amount of xx favor of Dept of the xxe which was recorded on xx
According to updated title report, annual combined taxes for the year of xx have been paid in the total amount of xx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more thanxx days. The last payment was received on xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount ofxx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xxon xx and plan was confirmed on xx Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No document or servicing comments have been found that indicates property had a cram down. According to chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed dated on xx in the amount of xx with amount of arrearage xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx  Summon & complaint of foreclosure was filed dated on xx Judgment was entered on xx and hearing was scheduled to xx Foreclosure sale was scheduled for xx However, Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. No further details are available.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of xx.
Reason for default is excessive obligations.
According to servicing comment subject property is owner occupied. According to servicing comment dated xx subject property is damage due to water on xx and borrower received a check#xx on xx from the insurance company (xx) in the amount of xx. However, latest servicing comment dated xx shows that fund has not been released for repairs.  Servicing comment dated xx indicates that borrower received Check#xx in the amount of xx. However, according to servicing comment datedxx borrower advised that amount is not enough to start repairs (required extra xx amount). According to servicing comment dated xx subject property is in poor condition. According to servicing comment dated xx another check#xx was issued for payable to xx in the amount of xx.
According to servicing comment dated xx borrower received another check#xx from xx in the amount of xx for the claim#Fxx under the policy#xx to repair the Padilla Roof. Latest servicing comment dated xx shows that borrower withdrawn the amount of xx with check#xx payable to xx . According to servicing comment dated xx subject property is damage due to wind. According to servicing comment dated xx borrower called contractor to dispute report. Borrower stated that contractor sent a text advising that he would not be completing the repairs or yet not begun repairs. According to servicing comment dated xx borrower received another check#xx in the amount of xx .   Latest servicing comment does not show that repair has been completed xx%. However, According to latest exterior BPO report located at “xx” dated xx, subject property is owner occupied and no repairs are required.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx  Summon & complaint of foreclosure was filed dated xx Judgment was entered on xx and hearing was scheduled to xx Foreclosure sale was scheduled for xx However, Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xxon xx and plan was confirmed on xx Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No document or servicing comments have been found that indicates property had a cram down. According to chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed dated on xx in the amount of xx with amount of arrearage xx.

This loan modification was done on xx between the xx (Borrower) & xx, N. A. (Lender).  The amortization type is step and new unpaid Principal balance is xx  and modification original rate is xx % and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx

Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Federal Funds Rate |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under Chapter xx with case # xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per payment history last payment received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value: xx.   Variance:    Variance %:    Comment: As per the Note document, the lender name isxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification loan amortization is Step type amortization   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per Note document Loan original maturity terms is xx months.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: As per Note document the original balance is xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* LTV or CLTV exceeds xx% (Lvl x)     "As per the Appraisal report, the appraisal value is $xx,xx and the loan amount is $xx,xx. Therefore Original standard LTV (OLTV) is xx% which exceeds xx%."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
xx.Amortization Schedule Disclosure
xx.Credit Property Insurance Disclosure
xx.Fee Agreement
xx.Priority of Security Instrument Disclosure
xx.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to be confirmed from the available loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85521148	xx	573	Not Applicable	10.881%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$797.96	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of the assignment has been complete. Currently, the mortgage is with xx which was recorded on xx It should be with xx.
No active liens and judgments have been found.
Annual county taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the review of the payment history as of xx the borrower has been delinquent for .. months and the next due is forxx/xx/xxxx. The last payment was received onxx in the amount of xx which was applied forxx The UPB isxx The P&I is xx and the PITI is xx.	Collections Comments:The foreclosure was initiated and the file was referred to an attorney on xx The complaint file was filed on xx The judgment hearing was scheduled on xx The judgment was entered on xx As per the comment dated xx the sale was scheduled for xx The bid was approved for xx. The borrower xx had filed bankruptcy under chapter xx with the case#xx on xx and FC was placed on hold. As per the comment dated xx, the attorney was appointed to prepare the motion and obtain a court order to vacate the judgments. Thus, the Fc was dismissed and the Lis pendency was discharged. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx on xx The RFD is unable to be determined. The loan was modified once since origination.
As per the comment dated xx, the loan was eligible for short sale and it was reviewed with low documents. Further details have not been found.
As per the collection comment dated xx, the subject property is owner-occupied. As per the comments, the property had damages due to the hurricane. The estimated cost of repairs has not been mentioned. The insurance details also have not been found. There are no comments found stating the damages have been found. Also, the BPO report has not been found.

Foreclosure Comments:
The foreclosure was initiated and the file was referred to an attorney on xx The complaint file was filed on xx The judgment hearing was scheduled on xx The judgment was entered on xx As per the comment dated xx the sale was scheduled for xx The bid was approved for xx. The borrower hadxx filed bankruptcy under chapter xx with the case#xx on xx and FC was placed on hold. As per the comment dated xx, the attorney was appointed to prepare the motion and obtain a court order to vacate the judgments. Thus, the Fc was dismissed and the Lis pendency was discharged.
Bankruptcy Comments:As per the review of the PACER report, the borrowerhadxx filed bankruptcy under chapter xx with the case#xx on xx  The Schedule D of a voluntary petition dated xx shows the amount of secured claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx The MFR was filed on xx and it was granted on xx
The loan has been modified once since origination. This step modification agreement was signed between the borrower Marlene Dehaney and lender xx on xx According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay P&I in the amount of xx with the interest rate of xx %, beginning from xx The new maturity is xx The interest bearing is in the amount of xxThe borrower has been maxxthe payments as per the loan modification which was made on xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER report, the current bankruptcy case# is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: The loan original maturity term months is xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note, there is neg. amort potential.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The complaint file was filed on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per note, the stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx% Comment: The stated remaining term is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The loan was originated on xx and the settlement statement is dated xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67618480	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx and the borrower xxwhich was recorded on xx
The chain of assignment is incomplete. The current assignment is with the lender 'xx'. The last assignment should be with 'xx'.

There are two Real Estate tax liens open against the subject property in the favor of “xx” in the total amount of xx which were recorded on xx and xx
The combined taxes for the year of xxare delinquent in the amount of xx for due date of xx and xx
Annual combined taxes for the year of xx have been paid on xx in the amount of xx
The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for . months. The last payment was received in the amount of $.,...... which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount ofxx The borrower made the last payment as per Note terms with interest rate ofxx% and P&I is $.,.......

Collections Comments:The reason for default from the servicing comments is unable to be determined. According to the servicing comment the foreclosure activity has not been filed. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx. The borrower made the last payment as per Note terms with interest rate of xx% and P&I is xx.
Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xx. The creditor ‘xx, N.A.’ has filed the POC on xx with secured claim amount of xx, unsecured amount is $xx and arrearage is xx. Chapter plan xx entered on xx and amended chapter xx entered on xx shows that debtor shall pay the payment in amount xx for xx months. This plan was confirmed on xx This plan was confirmed on xx Currently loan is in active BK.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xx. The creditor ‘xx, N.A.’ has filed the POC on xx with secured claim amount of xx, unsecured amount is $xx and arrearage is xx. Chapter plan xx entered on xx and amended chapter xx entered on xx shows that debtor shall pay the payment in amount xx for xx months. This plan was confirmed on xx This plan was confirmed on xx Currently loan is in active BK.

Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER the case number is xx. However, tape reflects xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per Loan documents there is No mod. However, tape reflects Yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment: As per Note the lenders name is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: Original Balance is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx   Tape Value: xx    Variance:    Variance %:    Comment: Property address sxxPlace.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per Note the Maturity date is xx However, tape reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in GA state, the required state disclosures are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure Document is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75476070	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx with xx) and (lender) xx, xx Its Successors and/or Assignees which was recorded on xx The chain of assignment is incomplete as the assignment is required from xx, xx Its Successors and/or Assignees to "xx which is missing from the updated title report.
There are five active civil judgments against the borrower in the total amount of xx which were recorded on multiple dates in favor of multiple plaintiffs.
There are six active child support liens against the borrower in the total amount of xx in favor of multiple plaintiffs which were recorded on multiple dates.
There is an active states tax lien against the borrower in the amount of xx in favor of xxwhich was recorded on xx
There is an active IRS lien against the borrower in the amount of xx which was recorded on xx in favor of xx
x installment of combined tax for the year of xx has been paid on xx in the amount of xx
x installment of combined tax for the year of xx has been paid on xx in the amount of xx
Annual Utilities charges for the year of xx are delinquent which was due on xx and its good through date was xx in the amount of xx
Review of the payment history provided fromxx. toxx/xx/xxxx reveals that borrower has been the delinquent for +..days. The last payment was received in the amount of $.,...... onxx/xx/xxxx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $..,...... and current interest rate as per payment history isxx.%. Borrower is currently maxxthe payment according to the ARM Note terms.	Collections Comments:Loan is in active bankruptcy. Review of the collection comment states that the borrower has been the delinquent for +xxdays. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%. Borrower is currently maxxthe payment according to the ARM Note terms.
According to the servicing comments dated from xx to xx, the foreclosure was initiated on the subject property in xx The foreclosure was referred to attorney on xx The foreclosure was placed on hold due to borrower who had filed bankruptcy under chapter-xx with the case# xx on xx & the plan was confirmed on xxMotion for relief from automatic stay was granted on xx Hold was end on xx Currently no foreclosure has been started. No more information has been found regarding foreclosure in collection comment.
Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Chapter xx Plan was filed on xx which states that the debtor shall pay $ xx per months to the Chapter xx Trustee, starting on xx for approximately xx months. The debtor shall pay to the Trustee (as part of the Plan) allowed subject claims for arrearages which is in the amount of xx on monthly obligations and the debtor shall pay directly to the subject creditor (outside the Plan) monthly obligations due after the bankruptcy filing.  Order Confirming Chapter xx Plan was filed on xx which states that the debtor plan which was filed on xx is hereby confirmed. Motion for Relief from Stay was filed by the subject creditor on xx and the Order on Motion for Relief from Stay was filed on xx which states that the automatic stay is vacated and subject creditor can proceed with its rights and remedies under the term of the subject mortgage.

Foreclosure Comments:According to the servicing comments dated from xx to xx, the foreclosure was initiated on the subject property in xx The foreclosure was referred to attorney on xx The foreclosure was placed on hold due to borrower who had filed bankruptcy under chapter-xx with the case# xx on xx & the plan was confirmed on xxMotion for relief from automatic stay was granted on xx Hold was end on xx Currently no foreclosure has been started. No more information has been found regarding foreclosure in collection comment.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Chapter xx Plan was filed on xx which states that the debtor shall pay $ xx per months to the Chapter xx Trustee, starting on xx for approximately xx months. The debtor shall pay to the Trustee (as part of the Plan) allowed subject claims for arrearages which is in the amount of xx on monthly obligations and the debtor shall pay directly to the subject creditor (outside the Plan) monthly obligations due after the bankruptcy filing. Order Confirming Chapter xx Plan was filed on xx which states that the debtor plan which was filed on xx is hereby confirmed. Motion for Relief from Stay was filed by the subject creditor on xx and the Order on Motion for Relief from Stay was filed on xx which states that the automatic stay is vacated and subject creditor can proceed with its rights and remedies under the term of the subject mortgage.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note terms? is no however tape data shows it is yes.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: LAst payment received date is xx however tape data shows it is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx, however tape data shows it is xx,NA   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime upward rate change cap is xx%, however tape data shows it is xx$   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Max rate At first adjustment xx%, however tape data shows it is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next pay change date is xx, however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Rate adjustment initial cap percent is xx%, however tape data shows it is xx%.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Referral date is xx, however tape data shows it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
xx. NJ Attorney Disclosure
xx. Unacceptability of Insurance Notice
xx. Attorney Disclosure II
xx. Private Well Testing
xx. Tax Bill Information
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
xx. Choice of Insurer Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59223703	xx	Unavailable	Not Applicable	11.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated on xx with xx, Its Successors And/Or Assignees. Chain of Assignment is incomplete. No assignment was shown as per the updated title report. Missing assignment to is xx.
There are two junior mortgage found open as below. :-
x) Junior mortgage in the amount of xx favor of xx, xx which was recorded on xx
x) Junior mortgage in the amount of xx favor of xx which was recorded on xx
There is one state tax lien judgment against the borrower found open in the amount of xx favor of x of x which was recorded on xx
There are three civil judgment against the borrower found  as below. -
x) Civil judgment against the borrower in the amount of xx favor of xx which was recorded on xx
x) Hospital lien against the borrower in the amount of xx favor of xx which was recorded on xx
x) Civil judgment against the borrower in the amount of xx favor of xxy A which was recorded on xx
According to updated title report, x & xth installment of combined taxes for the year of xx as well as x & x installment of combined taxes for the year of xx have been paid off in the total amount of xx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more thanxx days. The last payment was received on xx in the amount of xx which was applied toxx The next due date is xx The payment was received as per the ARM located at ".........._Security Instrument Note and Security Instrument Modification_..._........". As per payment history, the current UPB is being reflected in the amount ofxx
Collections Comments:The loan is currently in bankruptcy. Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx According to chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. The POC was file xx in the amount of xx with amount of arrearage xx. Motion for relief filed on xx
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx   Due to filing of bankruptcy by borrower on xx  foreclosure process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of xx which was applied to xx The next due date is xx The payment was received as per the ARM located at "xx_Security Instrument Note and Security Instrument Modification xx xx".  As per payment history, the current UPB is being reflected  in the amount of xx.
The reason for default is excessive obligations.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx   Due to filing of bankruptcy by borrower on xx  foreclosure process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx According to chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. The POC was file xx in the amount of xx with amount of arrearage xx. Motion for relief filed on xx	Not Applicable	Affiliated Business Disclosure Credit Report	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: The ARM index margin is xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The ARM lifetime percent is xx%.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PACER shows the BK case# as xx however, tape reflects as xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: THe loan has not been modified since the origination ,the borrower has made payments as per the ARM change notice located at ("xx_Security Instrument Note and Security Instrument Modification xx xx ").   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The latest PH shows the last payment received date is xx however, tape reflects as xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx, NA   Variance:    Variance %:    Comment: THe original note shows the lender name as xx however, tape reflects as xx,NA.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The lifetime upward rate is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Max rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The next pay change as per original note is xx however, tape reflects as xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As epr the original note the rate adjustment initial cap is xx% however, tape reflects as xx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: THe stated maturity date us xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is Moderate as this loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx)
discount points which may be labeled as an origination fee."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (xx) application fee; and (xx)
discount points which may be labeled as an origination fee."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to confirmed from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to note, loan was originated on xx. However, final HUD-xx settlement date show as xx which is different from the origination date."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23722788	xx	709	Not Applicable	24.071%	First	Final policy	Not Applicable	x	xx	xx	$84,000.00	2.000%	$449.70	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx, for the amount of xx
The chain of assignment has not been completed. Currently, the assignment is with the “xx:. However, the correct assignment should be with the “xx”.
There are four junior civil judgments against the borrower for the total amount of xx which was recorded on different dates.
 Combined second installment taxes for the year of xx have been paid in the amount of xx
Combined first installment taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.

As per the payment history as of xx the borrower is delinquent from . month and next due date is xx The last payment was received onxx/xx/xxxx in the amount of xx with an interest rate ofxx.%. The new UPB is reflected in the amount ofxx The borrower has not been maxxthe payments as per the modification agreement which was made onxx/xx/xxxx.	Collections Comments:As per the servicing comment as of xx the borrower is currently maxxthe regular payment and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx%. The new UPB is reflected in the amount of xx. The borrower has not been maxxthe payments as per the modification agreement which was made on xx According to the modified terms, the new principal balance is xx. The amount of xx of the new principal balance shall be considered as deferred principal balance. In addition, there is a deferred principal reduction amount of xx which shall be forgiven by the lender on each of the first, second and third anniversaries of xx and the interest bearing will be xx.
The reason for default is death of borrower. As per the comment dated xx, the borrowerxx had deceased on xx However, the death certificate has not been found from the loan file.
The borrowerxx had filed for bankruptcy under chapter-xx with the case#xx on xx The plan was confirmed on xx  As per the plan, the borrower promised to pay for trustee in the amount of xx for xx months. The motion for relief from stay was filed on xx The POC was filed on xx for the secured claim amount is xx and the arrearage amount is xx.  The motion for relief from stay was filed on xx The debtor was discharged on xx and terminated on xx
The foreclosure activity has not been found.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-xx with the case#xx on xx The plan was confirmed on xx As per the plan, the borrower promised to pay for trustee in the amount of xx for xx months. The motion for relief from stay was filed on xx The POC was filed on xx for the secured claim amount is xx and the arrearage amount is xx. The motion for relief from stay was filed on xx The debtor was discharged on xx and terminated on xx	According to the modified terms, the new principal balance is xx. The amount of xx of the new principal balance shall be considered as deferred principal balance. In addition, there is a deferred principal reduction amount of xx which shall be forgiven by the lender on each of the first, second and third anniversaries of xx and the interest bearing will be xx. The borrower promised to pay xx with the rate of interest xx% beginning from xx The new maturity date is xx The loan was modified in xx steps.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: As per modification agreement, the amount of deferred balance is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, a xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: As per modification agreement, loan original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note, there is negative amortized potential.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
xx a credit report fee;
xx appraisal fee;
xx application fee;
xx commitment fee;
xx warehouse fee;
xx discount points;
xx lock-in fee;
xx a service fee not to exceed $xx to cancel the mortgage; and"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test: FAIL Loan data xxMonths Comparison data xxMonths Variance xxMonths
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the
Property is located.
Prohibited Fees Test: FAIL Loan data $xx Comparison data $xx Variance +$xx
Prepayment Term Test: loan data: xxMonths, Comparison data: xxMonths, Variance: xxMonths"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey state. The following state disclosures are missing from the loan file.
xx. NJ Application Disclosure
xx. Delivery Fee Authorization
xx. NJ Attorney Disclosure
xx. Unacceptability of Insurance Notice
xx. Attorney Disclosure II
xx. Tax Bill Information
xx. Private Well Testing
xx. Lock-In Agreement
xx. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined in the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37689625	xx	Unavailable	Not Applicable	31.383%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$3,205.23	2.000%	$722.24	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior x of x available in the updated title report against the subject property for failed to pay the assessment due on xx in the amount of xx in favor of "xx" and it was recorded on xx

The annual County taxes for xx have been paid in full in the amount of xx on xx

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx the loan is currently in delinquency for +.. months and the next due for regular payment is xx The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of xx for the due date of xx The UPB as of the date is in the amount ofxx The last payment has been made according to the loan modification agreement which was made onxx/xx/xxxx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx. The last payment has been made according to the loan modification agreement which was made on xx
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint was filed on xx The final foreclosure judgment was entered on xx with judgment amount of xx with the sale date of xx The FC sale was placed on hold as the borrower filed Bankruptcy on xx under Chapterxx with the Case#xx.
The joint debtorsxx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx.
The Trustee had filed a motion on xx to dismiss the case for failure to file a feasible chapter-xx plan. The xxst amended chapter-xx plan filed on xx contemplates Mortgage Modification Mediation with the subject creditor. At the confirmation hearing held on xx, the court denied the debtor's motion to deviate from standard MMM adequate protection payments(Doc#xx) and on xx the order denying the motion was entered by the Court.
According to the debtor's xxnd Amended chapte-xx plan which was filed on xx, the debtor shall make the post-petition mortgage payments to the Trustee in the amount of xx and total arrearage of xx will be paid to the trustee by pro-rata. This debtor's xxnd Amended chapter-xx plan was confirmed on xx
The servicing comment dated xx states that the subject property had damages due Hurricane but no details are available regarding the nature of damages, cost of repairs and current status of repairs.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint was filed on xx The final foreclosure judgment was entered on xx with judgment amount of xx with the sale date of xx The FC sale was placed on hold as the borrower filed Bankruptcy on xx under Chapterxx with the Case#xx.  The loan is currently in active Bankruptcy.

Bankruptcy Comments:Claim No: xx
The joint debtorsxx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx.
The Trustee had filed a motion on xx to dismiss the case for failure to file a feasible chapter-xx plan. The xxst amended chapter-xx plan filed on xx which contemplates Mortgage Modification Mediation with the subject creditor. At the confirmation hearing held on xx, the court denied the debtor's motion to deviate from standard MMM adequate protection payments(Doc#xx) and on xx the order denying the motion was entered by the Court.
According to the debtor's xxnd Amended chapte-xx plan which was filed on xx, the debtor hall make the post-petition mortgage payments to the Trustee in the amount of xx and total arrearage of xx will be paid to the trustee by pro-rata. This debtor's xxnd Amended chapter-xx plan was confirmed on xx	The loan was modified on xx with the xx step amortization with the new principal balance of xx out of which xx has been deferred. The borrower promises to pay the new interest bearing amount of xx with the new initial step P&I of xx with the new initial step interest rate of xx% beginning from xx and the new maturity date of xx	Affiliated Business Disclosure Credit Report	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current bankruptcy Case Number, Data provided is xx, however audit value is xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name, Data provided is xx, NA however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type, Data provided is Fixed, however audit value is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Lender Name, Data provided is xxBank, NA however audit value is xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg Amort Potential? , Data provided is No however audit value is Yes   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: S&C Filing Date, Data provided is xx, however audit value is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58721840	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx and the borrower xxwhich was recorded on xx No assignment has been found. The current assignment x with the lender xx however, the missing assignment is to xx.
There is a junior mortgage which was originated on xx which is in the amount of xx in the favor ofxx.
There are x State tax liens in the favor of xx, Assistant Tax Collector of x x County, State of xx in the amount of xx and xx recorded on xx and xx respectively. However, the SSN# is not provided to validate the liens.
No prior year delinquent taxes have been found.
x installment of county taxes for the year of  xx  have been paid on xx in the amount of xx
x installment of county taxes for the year of  xx  have been paid on xx the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently delinquent for . months and the next due date for payment is xx. The last payment was received date is xx it is in the amount of $,....... The UPB reflected in the latest payment history is in the amount ofxx The borrower has not been maxxpayment as per ARM Note terms located at “xx”

Collections Comments:The loan is currently in Bankruptcy and the next due date for payment is xx The last payment was received date is xx it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx. The borrower has not been maxxpayment as per ARM Note terms located at “xx”
The loan has not been modified only once since origination. The reason for default from the servicing comments is Illness of borrower.
The borrower had filed bankruptcy chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The plan was confirmed on xx As per the confirmed plan, the debtor shall pay the trustee xx a month from January xx through June xx, $ xx a month from July xx through July xx and $ xx a month from August xx The Post-Petition due date is xx
The foreclosure was initiated. The file was referred to an attorney on xx and the complaint was filed on xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx The bankruptcy is still active. No further foreclosure details have been found.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx and the complaint was filed on xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx The bankruptcy is still active. No further foreclosure details have been found.
Bankruptcy Comments:According to the PACER, the borrowers xx had filed for bankruptcy under Chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The plan was confirmed on xx As per the confirmed plan, the debtor shall pay the trustee xx a month from January xx through June xx, $ xx a month from July xx through July xx and $ xx a month from August xx The Post-Petition due date is xx	Not Applicable	Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Prime - WSJ Tape Value: COSI |---| |----| Comment: The Note reflects the ARM Index Type as Prime-WSJ. Tape Source: Initial Tape Type:
Field: Borrower #xx Middle Name   Loan Value: x   Tape Value: C   Variance:    Variance %:    Comment: The Note reflects the Borrower's Middle Name as xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PACER Report reflects the Current Bankruptcy Case Number as xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modfied.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The Note reflects First Rate Adjustment months as xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx xx   Tape Value: xx.   Variance:    Variance %:    Comment: The Note reflects Lender name as xx xx   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Note reflects Lifetime Upward Rate Change Cap as xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Note reflects Max Rate at First Adjustment as xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Next Pay Change Date as xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: The Note reflects the Original Balance (or Line Amount) as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Note reflects Rate Adjustment Initial Cap Percent as xx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The S&C filing date is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The Note reflects Stated Maturity Date as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Hazard Insurance Disclosure
xx.Insurer Recommendation Disclosure
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3853666	xx	Unavailable	Not Applicable	16.712%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$1,949.38	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxx states that the subject mortgage was originated on ..xx withxx which was recorded on ..xx.
The chain of the assignment has not been.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is active civil judgment lien on the subject property in the amount of xx which was recorded on ..xx and filed by xx.
x. There is junior mortgage in the amount of xx which was recorded on xx and filed byxx, a xx nonprofit public benefit corporation.
Annual combined taxes have been paid in the total amount of xx
Review of the payment history provided fromxx. toxx. reveals that borrower has been the delinquent for .. days. The last payment was received in the amount of $.,...... onxx/xx/xxxx which was applied for the due date of xx The next due date is xx Current interest rate as per payment history isxx.%. Borrower is currently maxxthe payment according to the mod terms.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount ofxx
The borrower is currently . months behind his scheduled payments.
Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
xx had filed bankruptcy under Chapter-xx Case#xx on xx and the debtor was discharged on xx
The case was terminated on xx
Voluntary petition was filed on xx does not show any unsecured portion.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current interest rate as per payment history is xx%. Borrower is currently maxxthe payment according to the mod terms.
The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of xx.
The borrower is currently xx months behind his scheduled payments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Case#xx on xx and the debtor was discharged on xx
The case was terminated on xx
Voluntary petition was filed on xx does not show any unsecured portion.
Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx. The maturity date is xx	Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Borrower #xx First Name Loan Value: xx Tape Value: xx L |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BK case#xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx , xx, xx, Its Successors and / Or Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Loan maturity terms was xx months.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: This is negam loan.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower."	* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing in the file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing in the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70894833	xx	619	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$1,979.33	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxx shows the subject mortgage was originated on .x/xx which was recorded on ..xx with xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:

There is active HOA lien against subject property which is in the amount of $ xx recorded on ..xx and filed by xx

There is active IRS lien against the borrower which is in the amount of xx recorded on ..xx and filed by xx

Open senior mortgage in the amount of xx recorded on ..xx and originated byxx

Annual county taxes for the year of xx have been paid in the amount of $ xx

No delinquent taxes have been found for the prior years.
Review of the payment history is available fromxx. toxx/xx/xxxx states that the borrower has been delinquent for more thanxx days. The last payment was received in the amount of $.,...... which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided payment history is in the amount ofxx	Collections Comments:The loan is in active bankruptcy. The debtor xx had filed for bankruptcy under chapter-xx with the case# xx on xx The plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The motion for relief was filed on xx Review of the payment history is available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx. Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xx Foreclosure complaint was filed on xx As per servicing comment dated on xx the reason for default is financial hardship. As per BPO report dated on xx, the subject property is owner-occupied and is in an average condition. No damage and repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xx Foreclosure complaint was filed on xx
Bankruptcy Comments:The debtor xx had filed for bankruptcy under chapter-xx with the case# xx on xx The plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The motion for relief was filed on xx	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate was starting from xx% and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate changes in xx steps ending at xx%	Affiliated Business Disclosure ARM Rider Credit Application Missing Required Disclosures Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Current bankruptcy case number is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is "xx".   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The amortization type ia Step instead of fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: According to the original note the loan original term months ia "xx".   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is "Yes"   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by all the borrowers."	* Application Missing (Lvl x) "The final loan application is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at "xx" state and this state requires following disclosures and all are missing from the loan file.

Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Mortgage - Missing required ARM Rider (Lvl x)     "Adjustable rate rider is missing from the loan file"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date "xx" is different from note date "xx"."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39278303	xx	Unavailable	Not Applicable	7.721%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxx shows that the subject mortgage was originated on ..xx in the amount of xx which was recorded on ..xx with xx, N.A. The chain of assignment is incomplete as the current assignment should be with “xx”. No active judgment or lien has been found. No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than .. days. The last payment was received on .././.... in the amount of $.,...... and that was applied for the due date of .xx The next payment is due onxx The UPB stated in the payment history isxx The Current P&I is $.,...... and PITI is $.,......, with the interest rate of .%.

Collections Comments:The loan is in collection. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of xx and that was applied for the due date of xx The next payment is due on xx The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx with the interest rate of xx%. The debtorhadxx filed the bankruptcy under chapter xx with case#xx on xx As per first amended chapter xx reorganization plan dated xx xx shall receive payments with a current P&I payment of xx and escrow of xx for a total monthly payment of xx. There are arrears in the amount of xx which will be cured over xx months at xx% interest in the amount of xx paid directly to xx. The plan was confirmed on xx Later, the bankruptcy was discharged on xx and the bankruptcy was terminated on xx The voluntary petition was filed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx. As per collection comment, the foreclosure was initiated on loan. As per comment dated xx, the sale was scheduled for xx No further comments have been found regarding the same. As per comment, the subject property is occupied by unknown party with no visible damages.

Foreclosure Comments:As per collection comment, the foreclosure was initiated on loan. As per comment dated xx, the sale was scheduled for xx No further comments have been found regarding the same.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx As per first amended chapter xx reorganization plan dated xx xx shall receive payments with a current P&I payment of xx and escrow of xx for a total monthly payment of xx. There are arrears in the amount of xx which will be cured over xx months at xx% interest in the amount of xx paid directly to xx. The plan was confirmed on xx Later, the bankruptcy was discharged on xx and the bankruptcy was terminated on xx The voluntary petition was filed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx.	Not Applicable	Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: LIBOR - One Year WSJ Tape Value: COSI |---| |----| Comment: The ARM index type is LIBOR- One Year WSJ. However the tape shows that it is COSI. Tape Source: Initial Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Kent   Tape Value: K   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The first rate adjustment months are of xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The interest only expiration date is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The last payment received date is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Max rate at first adjustment is xx%. However the tape shows that it is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The original stated P&I is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The rate adjustment initial cap percent is xx%. However the tape shows that it is xx%.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. However the tape shows that it is SFR. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl x) "As per Final TIL, TIL date is xx however, note date is xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Nevada State. The Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4144792	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .x shows that the subject mortgage was originated on ..xx with the lender xx. which was recorded on ..xx.
The chain of assignment has not been completed. There is a break in the assignment. The current assignment is with the lender xx; however, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of xx have been paid on ..xx in the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of .xx the borrower is currently delinquent for . months and the next due date for the regular payment isxx The last payment was received onxx in the amount of xx, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments: According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx The last payment was received on xx in the amount of xx, which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for default was an excessive obligation of the borrowers and the intention of the borrower was to retain his property.
As per the comment dated xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx As per the notice of lis pendency document which was located at “xx” the complaint was filed by the creditor xx USA with the foreclosure case#xx-CVxx on xx As per the comment dated xx the foreclosure judgment was entered with the amount of xx. However, the foreclosure was put on hold as the borrower filed bankruptcy under chapter-xx with the case# xx on xx No further details related to foreclosure have been found.
Bankruptcy Comments:According to the PACER, the borrowers “xx” has filed bankruptcy under chapter-xx with the case#xx on xx The plan is not confirmed yet. As per the proposed chapter xx plan, the debtor shall pay to the trustee xx biweekly for xx months and the plan was confirmed on xx The POC was filed by the creditor xx on xx, the POC amount is $ xx and the arrearage amount is $ xx The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx Trustees objection to confirmation of the plan was filed on xx which states that the proposed plan does not provide for a feasible plan. The xx set monthly payment to xx USA Holding will not pay the claim in full during the term of the plan. The monthly payment need to be at least xx Monthly.

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: According to the PACER, the current bankruptcy case #xx. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Loan has not been modified.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The Note reflects first rate adjustment month xx.   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the servicing comments, the foreclosure judgment was entered on xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx xx.   Tape Value: xx.   Variance:    Variance %:    Comment: As per the note, Lender name as per the note is "xx xx.".   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the ARM note, lifetime rate charge cap is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Note reflects max rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: The Note reflects original balance as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address as per the note is "xx xx".   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Note reflects rate adjustment initial cap percent as xx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the NOD document, the S&C filing date is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the note, stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx/application is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Wisconsin state. The following required state disclosures are missing from the loan file.
The following disclosures are missing from the loan file:
xx. Explanation of Personal Obligation
xx. Marital Property Act Disclosure
xx. Pre-Application Fee Disclosure
xx. Choice of Insurance Disclosure
xx. Escrow Disclosure
xx. Co-Signer Notice
xx. Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24124346	xx	Unavailable	Not Applicable	14.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated .xxx shows the subject mortgage was originated on ..xx with xx. Chain of Assignment is incomplete. No assignment was shown as per the updated title report. Missing assignment to is xx. No active judgment or liens are found pending.
According to updated title report x, x, x & xth installment of combined taxes for the year of xx have been paid off in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more thanxx days. The last payment was received on xx in the amount of xx which was applied to xx. The next due date is xx The payment was received as per the ARM located at "xx". As per payment history, the current UPB is being reflected in the amount ofxx
Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx According to order confirming chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months and xx per month for the xx months. POC was filed on xx in the amount of xx with amount of arrearage xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx Summon & complaint of foreclosure was filed dated on xx Judgment was entered on xx Foreclosure sale was  scheduled for xx Due to filing of bankruptcy by borrower on xx foreclosure process currently has been put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of xx which was applied to xx The next due date is xx The payment was received as per the ARM located at "xx_SL - ARM Notices xx xx". As per payment history, the current UPB is being reflected in the amount of xx.
Reason for default is illness of borrower.
According to servicing comment subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx Summon & complaint of foreclosure was filed dated on xx Judgment was entered on xx Foreclosure sale was  scheduled for xx Due to filing of bankruptcy by borrower on xx foreclosure process currently has been put on hold. No more evidences are available regarding further foreclosure proceedings.

Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx According to order confirming chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months and xx per month for the xx months. POC was filed on xx in the amount of xx with amount of arrearage xx.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: As per Note the ARM margin percent is xx%. However, tape reflects xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per Note ARM floor percent xx%. However, tape reflects xx%.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per PACER the Case number is xx. However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per loan documents there is No Mod. However, tape reflects Yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per Note the last Payment received date is xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per Note the Lender name is xx. However, tape reflects xx, NA.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per Note the rate change cap is xx%. However, tape reflects xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per Note the max rate is xx%. However, tape reflects xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per Note the Next pay change date is xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per Note the rate adjustment initial cap percent is xx%. However, tape reflects xx%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per Note the Maturity date is xx However, tape reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MA state. The following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to be confirmed from the available loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22499019	xx	671	Not Applicable	22.973%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated .xxx reflects that the subject mortgage was originated on x/.xx, with the lender xx and the borrower xx which was recorded on ..xx. No assignment has been found. The current assignment is with the lender xx however, the missing assignment is to xx.
A  junior mortgage was originated on x/.xx in the amount of xx with xx, and it was recorded on ..xx.
Active judgments or liens have been  found pending are as follows:
There is a judgment open against the borrower in the amount of xx with xx
There is a UCC Financing Statement open against the borrower in the amount of $x.xx with xx, which was recorded on ..xx.
There is a contract dispute open against the borrower in the amount of xx with xx (x), x., which was recorded on x/x/xx.
x installment of annual combined taxes for the year of xx have been paid on x/x/xx in the amount of xx.
xth installment of annual combined taxes for the year of xx have been paid on .x/xx in the amount of xx.
x installment of annual combined taxes for the year of xx have been paid on x/xxx in the amount of xx
x installment of annual combined taxes for the year of xx have been paid on .xxx in the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently performing with the loan the next due date for payment is xx The last payment was received date is xx it is in the amount of xx. The UPB reflected in the latest payment history is in the amount ofxx The borrower has been maxxpayment as per ARM change Notice located at “xx”.

Collections Comments:The loan is currently in Bankruptcy and the next due date for payment is xx The last payment was received date is xx it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx. The borrower has been maxxpayment as per ARM change Notice located at “xx”.
The loan has not been modified since origination. The reason for default from the servicing comments is Illness of borrower.
The borrower had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The borrower has not filed POC within xx days from bankruptcy filing. However, according to the PACER, the POC was filed on xx the POC amount is xx and the arrearage amount is $xx. The plan was confirmed on xx The Post-Petition due date is xx As per schedule D of Voluntary Petition filed on xx the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx, however, the unsecured portion is xx.
According to the servicing comment, the foreclosure activity has not been filed.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx” had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The borrower has not filed POC within xx days from bankruptcy filing. However, according to the PACER, the POC was filed on xx the POC amount is xx and the arrearage amount is $xx. The plan was confirmed on xx The Post-Petition due date is xx As per schedule D of Voluntary Petition filed on xx  shows that the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx, however, the unsecured portion is xx.

Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: As per note document the ARM margin percent is xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per note document the ARM lifetime floor percent is xx%.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note terms is NO.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime upward rate change cap is xx%.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan original Maturity months ia xx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per note document the max rate at first adjustment is $xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next pat change date is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per note document the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Rate adjustment initial cap percent is xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per note document the stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at "New Jersey" state and this state requires following disclosures and all are missing from the loan file.

Unacceptability of Insurance Notice
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12280453	xx	644	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$2,623.79	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with the lender “xx” and borrowerxx in amount of xx which was recorded onxx

The chain of assignment is incomplete; currently assignment is with ‘xx.’. The last assignment should be with “xx.
There is IRS lien against the borrower in the favor ofxx which was recorded on ..xx in the amount of $x.
No delinquent taxes have been found.
The combined taxes for the year of  xx  have been paid off in amount of $x.x.
The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for more than .. months. The last payment was received in the amount of $.,...... which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount ofxx The borrower made last payment as per the Note terms with interest rate isxx% and P&I is $.,.......	Collections Comments:According to the comment dated xx the subject property is occupied by owner. According to the servicing comment dated xx the subject property was damaged due to wind on xx The insurance claim (#xxRxx) in the amount of xx for these damages was submitted. The estimated repair cost is not available in the collection comments. The loss draft check and property damage disclosure was issued on xx received copy of claim check #xxQ is in amount of xx. Further details regarding the damages are not available. Hence, we are unable to confirm whether the damages are repaired or not. However, latest BPO is not available in loan file to verify the current condition of property.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx. The borrower made last payment as per the Note terms with interest rate is xx% and P&I is xx.
The loan modification agreement was made between “xx" and lender ‘xx’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms that would be xx% and modified P&I xx.

Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xx.  The creditor ‘xx, N.A.’ has filed the POC on xx with secured claim amount of xx, unsecured amount is $xx and arrearage is xx. Chapter plan xx was entered on xx The amended plan was entered on xx shows that the debtor shall pay the arrearage amount is xx per month in amount of xx. However, this plan was confirmed on xx monthly plan payments will commence on xx and continue on that day of the months for xx months. These payments shall be;
Payment by the debtor of xx per months for months xx through xx. Payment by the debtor of xx per month for months xx. Further information is not available about the BK case.

Review of loan file and collection comment stated that the foreclosure was initiated in xx The document (xx_Invoices Attorney-Foreclosure xx xxPDF) reflects that the foreclosure file was referred to attorney on xx and complaint was filed on xx with case #CA-xx-BF. The notice of sale (Ln#xxpdf #pgxx) was entered on xx shows that foreclosure sale was scheduled on xx But sale was canceled due to foreclosure file was put on hold for BK case was entered on xx under chapter xx. Currently loan is in active BK. No further information is available about foreclosure.

Foreclosure Comments:Review of loan file and collection comment stated that the foreclosure was initiated in xx The document (xx_Invoices Attorney-Foreclosure xx xxPDF) reflects that the foreclosure file was referred to attorney on xx and complaint was filed on xx with case #CA-xx-BF. The notice of sale (Ln#xxpdf #pgxx) was entered on xx shows that foreclosure sale was scheduled on xx But sale was canceled due to foreclosure file was put on hold for BK case was entered on xx under chapter xx. Currently loan is in active BK. No further information is available about foreclosure.
Bankruptcy Comments:Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xx.  The creditor ‘xx, N.A.’ has filed the POC on xx with secured claim amount of xx, unsecured amount is $xx and arrearage is xx. Chapter plan xx was entered on xx The amended plan was entered on xx shows that the debtor shall pay the arrearage amount is xx per month in amount of xx. However, this plan was confirmed on xx monthly plan payments will commence on xx and continue on that day of the months for xx months. These payments shall be;
Payment by the debtor of xx per months for months xx through xx. Payment by the debtor of xx per month for months xx. Further information is not available about the BK case.

The loan modification agreement was made between “xx" and lender ‘xx’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms that would be xx% and modified P&I xx.
Affiliated Business Disclosure ARM Rider Credit Application Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Current Bankruptcy Case Number is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx a xx, Its Successors And/or Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name xx a xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Loan original maturity term months is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential ? is Yes.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: Property Address   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state, required disclosures are missing from the loan file.
xx) Impound Account Disclosure
xx) Cosigner Notice
xx ) Private Mortgage Insurance Disclosure
xx) Hazard Insurance Disclosure
xx) Insurer Recommendation Disclosure
xx) Anti-Tying Disclosure
xx) Privacy Notice"
* Mortgage - Missing required ARM Rider (Lvl x)     "The required ARM rider is not attached to the recorded Mortgage."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-xx, the settlement date is xx which is after the note date xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30011274	xx	Unavailable	Not Applicable	40.497%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxx shows that the subject mortgage was originated on ..xx in the amount of xx The chain of assignment is incomplete as the current assignee is “xx, x.x. The current assignment should be with “xx”. No active judgment or lien has been found. Annual combined taxes of xx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more thanxx days. The last payment was received onxx in the amount of xx and that was applied for the due date ofxx The next payment is due on .xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:The loan is active in bankruptcy. The debtorxx had filed bankruptcy under chapter xx with case # xx on xx The plan was confirmed on xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is xx. As per amended chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx months. The POC was filed on xx with POC amount of xx and amount of arrearage of xx. No evidence of foreclosure has been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of xx and that was applied for the due date of xx The next payment is due on xx As per collection comment, the reason for default is excessive obligation. As per comment, the borrower wants to keep the subject property. As per comment dated xx the borrowerxx had deceased on xx As per collection comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtorxxn had filed bankruptcy under chapter xx with case # xx on xx The plan was confirmed on xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is xx. As per amended chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx months. The POC was filed on xx with POC amount of xx and amount of arrearage of xx.	Not Applicable	Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current Bankruptcy Case Number is xx. However, the tape data shows as xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a Modification Change Note Terms is No. However, the tape data shows as Yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name is xxHowever, the tape data shows as xx, N.A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: Rt. xx     Tape Value: RT xx   Variance:    Variance %:    Comment: Property Address Street asHowever, the tape data shows as RT   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: Subject Property Type is Manufactured Housing. However, the tape data shows as Modular Housing. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Georgia. The following state disclosures are missing from the loan file.
Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
																									* Property is Manufactured Housing (Lvl x) "Home is affixed. The According to the appraisal report dated xx, the subject property is a manufactured home. There is an affidavit of affixation and manufactured rider located at (xx_Security Instrument_xx_xx page # xx) with the recorded copy of subject mortgage. Also, the final title policy shows ALTA xx endorsement. There is a manufactured certificate available in the loan file located at (xx_Manufactured Housing Certificate Of Title_xx_xx) shows VIN # GAFLxxBxxBPxx. The tax assessment report available in the updated title report shows the land and improvement values separately."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44745890	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.000%	$1,018.89	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with xx. in amount of xx

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior mortgage (xx) available in the updated title report in the amount of xx in favor ofxx and it was recorded on x/.xx.

The annual combined taxes for xx have been paid in full in the amount of xx  on ..xx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx the loan is currently in delinquency for +. month and the next due for regular payment is xx The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $.,...... for the due date of xx The UPB as of the date is in the amount of xx The last payment has been made according to the loan modification agreement which was made on .xx	Collections Comments:The loan is currently in delinquency for +xx month and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx. The last payment has been made according to the loan modification agreement which was made on xx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.
The debtor (xx) filed Bankruptcy under chapter-xx on xx with the case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the statement of Borrower's intent states that the debtor intended to retain the property and continue maxxpayments.
Chapter xx Trustee's Report of No Distribution was filed on xx The debtor was discharged on xx and the case was terminated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) filed Bankruptcy under chapter-xx on xx with the case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the statement of Borrower's intent states that the debtor intended to retain the property and continue maxxpayments.
Chapter xx Trustee's Report of No Distribution was filed on xx The debtor was discharged on xx and the case was terminated on xx	The loan was modified on xx with new principal balance of xx out of which xx has been forgiven permanently. The new interest bearing amount is xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx% beginning from xx to the new maturity date of xx	Credit Application Credit Report Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current bankruptcy case number is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx xx  Tape Value: xx.   Variance:    Variance %:    Comment: Lender name is xx xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan original Maturity term months is xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: Original Balance is xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo ( xx Stories) Variance: Variance %: Comment: Subject property type is single family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD State; however, required state disclosures are missing from loan file.
xx. Affidavit of Consideration.
xx. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56743024	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
The review of the updated title report dated .xxx shows that the subject mortgage was originated on x/.xx and it was recorded on ..xx in the amount of xx

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior civil judgment available in the updated title report against  Irving Nichols in the amount of xx in favor of "xx" and it was recorded on ..xx.

The annual combined taxes of $xxx.xx for xx are currently delinquent which were earlier due on ..xx and are  good through .xxxx.

The annual combined taxes for xx are currently due in the amount of xx on .xxx.

The x installment of City taxes of $xxx.xx  for xx are currently delinquent which were earlier due on .xxxx and are  good through .xxxx.

According to the title searcher's note, the City taxes are billed in two installments. The second installment has not been billed yet.	Review of updated payment history as of xx the loan is currently in delinquency for +. month and the next due for regular payment isxx/xx/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $.,...... for the due date ofxx/xx/xxxx. The UPB as of the date is in the amount ofxx The last payment has been made according to the original Note terms.	Collections Comments:The loan is currently in delinquency for +xx month and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx. The last payment has been made according to the original Note terms.
The servicing comment dated xx states that the reason for default of the loan is borrower's excessive obligation.
The debtorxx had filed Bankruptcy under chapter-xx on xx with the case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is not mentioned out of secured claim in the amount of xx and the value of collateral is xx but POC which was filed on xx shows that the secured claim in the amount of xx and total arrearage of xx. The amended POC was filed on xx with the secured claim of xx and total arrearage of xx.
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make regular mortgage payments directly to the creditor in the amount of xx from xx onwards and the total pre-petition arrearage of xx will be paid in full through disbursements by the Trustee with an interest and this plan was confirmed on xx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx
The debtorhadxx filed Bankruptcy under chapter-xx on xx with the case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is not mentioned out of secured claim in the amount of xx and the value of collateral is xx but POC which was filed on xx shows that the secured claim in the amount of xx and total arrearage of xx. The amended POC was filed on xx with the secured claim of xx and total arrearage of xx.
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make regular mortgage payments directly to the creditor in the amount of xx from xx onwards and the total pre-petition arrearage of xx will be paid in full through disbursements by the Trustee with an interest and this plan was confirmed on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: According to review no modification is done, payment plan changed by bankruptcy.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review MERS MIN NUMBER is unavailable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: According to review original balance is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: According to review property address  Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: According to review maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx% Comment: According to review stated remaining terms are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80563728	xx	Unavailable	Not Applicable	50.344%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx in the amount of xx in the favor of xx, N.A, which was recorded on ..xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx. which was recorded on ..xx. Missing assignment to xx.
There is a mortgage which was originated on ..xx in the favor of xx, N.A which was recorded on ..xx axxto secure the loan amount of xx
The subordination agreement attached with the report dated ..xx states, the above mortgage lien has been subordinated to the lien of the subject mortgage.
County taxes for the year of xx have been paid in two installments.
x installment County taxes for the year of xx county taxes have been paid in the amount of $xxxx.xx.
No prior years delinquent taxes have been found.
According to the payment history as of xx the borrower has been delinquent forxx+ days and the next payment is due for .xx The last payment was received onxx. in the amount of $.,......, which was applied for the due date of .xx The UPB reflected as per the payment history is in the amount ofxx The P&I is in the amount of $.,...... and PITI is in the amount of $.,....... \	Collections Comments:The loan is currently in active foreclosure and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for the due date of xx As per the review of the PACER report, the borrower xx had filed the bankruptcy under chapter xx with case#xx on xx The debtor was discharged on xx and the case was terminated on xx According to servicing comment dated xx, the file was referred to an attorney on xx The comment dated xx states that the FC complaint has been sent to the court for filing. No further actions are available.
The servicing comment dated xx states, the loss mitigation workout was denied due to no response from the borrower.  The borrower intends to keep the property.
No evidence of damage or repair pertaining to the subject property has been found.

Update:
As per servicing comment dated xx the borrower’s income has been impacted due to Covid-xx pandemic.
Foreclosure Comments:According to servicing comment dated xx, the file was referred to an attorney on xx The comment dated xx states that the FC complaint has been sent to the court for filing.  No further actions are available.
Bankruptcy Comments:As per the review of the PACER report, the borrower hadxx filed the bankruptcy under chapter xx with case#xx on xx The debtors Schedule A / B suggests that the property has a fair market value of approximately xx. The MFR was filed by the creditor due to failure of maxxpayments by the debtor since xx The voluntary petition states borrower intends to keep the property and wants to enter into a reaffirmation agreement. The debtor was discharged on xx and the case was terminated on xx	Not Applicable	Credit Report Good Faith Estimate Missing Required State Disclosures Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per the PACER report, the BK case# is xx. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: According to review of the loan file, the loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No MIN mentioned on the Mortgage documents.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per servicing comments, the complaint was sent for filing on xx However, the tape data states the complaint was filed on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL $xx,xx $xx,xx -$xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xx,xx $xx,xx -$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx(d)(xx) , transferred from xx CFR §xx(d)(xx) )
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx(h) , transferred from xx CFR
§xx(h) )
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The loan was originated after Jan xx. However, the final GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

xx.IL Collateral Protection Insurance Notice
																									xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64403845	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated .xxx shows the mortgage was originated on x/.xx with (lender)xxn the amount of xx. The subject mortgage was recorded on ..xx with the instrument # xx
The chain of the assignment has not been completed. The current assignment should be with xx.
There are two junior mortgages active found in favor of xx Association.  The first mortgage is in the amount of xx which was originated on ..xx and recorded on ..xx.The second mortgage is in the amount of $xx,xxx.., which was originated on ..xx and recorded on x/.xx.
The civil judgment in the amount of xx has been found active against the borrower. It was recorded on ..xx in favor xxc. The x, x, x & xth installments of county taxes are paid in the amount of xx  $xxx.xx & $xxx.xx respectively.
The review of the payment history shows that, the borrower is currently delinquent for more than . month and the next due date is for xx The last payment was received on xx in the amount of $.,......, which was applied for xx The UPB stated in the payment history isxx The Current P&I is $.,...... and PITI is $.,......, with the interest rate ofxx%. Currently, the borrower has been maxxthe payments as per note.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The borrower is currently delinquent for more than xx month. The reason for default is not available.
The borrowerxx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was confirmed on xx
The post-petition due date was xx The POC was filed on xx the amount of claim is xx and amount of arrearage is $xx, under chapter xx, the debtor shall pay to the trustee in the amount of xx for xxst to xxth month and xx for xxth to xxth month. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx and xx is unsecured.
The last payment was received on xx in the amount of xx which was applied for xx The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx with the interest rate of xx%. Currently, the borrower has been maxxthe payments as per note.
The property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Commentsxx had filed the bankruptcy under chapter xx with the Case # xx, on xx The plan was confirmed on xx The POC was filed on xx the amount of secured claim is xx and amount of arrearage is $xx, under chapter xx, the debtor shall pay to the trustee in the amount of xx for xxst to xxth month and xx for xxth to xxth month. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx and xx is unsecured.	Not Applicable	Credit Application Credit Report HUD-xx Closing Statement Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan is not modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The last payment received date is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Wachovia Bank, National Association   Tape Value: xx, NA   Variance:    Variance %:    Comment: The lender name is Wachovia Bank, National Association. However the tape shows that it is xx, NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: The original balance is xx. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: The property address street is xx. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment: The sales price is not available. However the tape shows that it is $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: AS per Note   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The property type is PUD. However the tape shows that it is SFR. Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "The final HUD-xx settlement statement is missing from the loan file. However itemization is available at ("xx_Settlement Statement_xx_xx"). The values are updated as per itemization."	* Application Missing (Lvl x) "The xx application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosures are missing in the loan file.
xx. Anti-Coercion Notice
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
																									* TIL not hand dated (Lvl x) "The review of TIL document shows that, the TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45745936	xx	613	Not Applicable	31.519%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$35,475.82	5.400%	$910.07	xx/xx/xxxx	Financial Hardship	Review of the updated title report dated .xxx shows that the subject mortgage was originated x/./xx and was recorded on ..xx in the amount of xx
There is an active senior mortgage prior to the subjectxx., recorded on ..xx for the amount of xx
There is State Tax Lien found against the borrower. The State tax lien was recorded on .x/xx, in the amount of $ xx in the favor of xx.
There is a junior civil judgment in the favor of xx in the amount of xx
There are two municipal liens in the amount of xx which was filed by xx
County taxes have been paid in the amount of xx
According to the payment history as of xx the borrower is currently delinquent for . month. The last payment was received onxx. and the payment applied date wasxx. and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of $.,....... The UPB reflected as per the payment history is in the amount ofxx	Collections Commentxx had filed bankruptcy under Chapter-xx Case#xx on xx and the plan was confirmed on xx
POC was filed on xx with the secured claim amount of xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to thexx
Voluntary petition was filed on xx shows that the amount of secured claim is xx and unsecured portion is xx
Motion for relief from automatic stay was filed on xx
Latest status of FC was on hold due to active bankruptcy.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
 According to the payment history as of xx the borrower is currently delinquent for xx month. The last payment was received on xx and the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Case#xx on xx and the plan was confirmed on xx
POC was filed on xx with the secured claim amount of xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to thxxs.
Voluntary petition was filed on xx shows that the amount of secured claim is xx and unsecured portion is xx
Motion for relief from automatic stay was filed on xx
Latest status of FC was on hold due to active bankruptcy.
This modification agreement was signed between the borrower and lender on xx
The new Unpaid principal Balance is xx with interest rate xx% .The borrower promises to pay the monthly P&I of $ xx beginning from xx The maturity is dated xx
Affiliated Business Disclosure	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: First Payment Date is xx however, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last Payment Received Date is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, Its successor and/or assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name is xx. However, the tape data reflects xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Loan Original Maturity Term Months are xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is Yes. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Property Address Street is xx  However, the tape data reflects xx    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Services Providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74644371	xx	Unavailable	Not Applicable	17.790%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated .xxx the subject mortgage was originated on ..xx and recorded on ..xx.

No chain of assignment has been found between xx and xx.

No active judgments or liens have been found.

xx County annual taxes have been delinquent in the amount xx  which was due on .xxxx with good through .xxxx.
xx County annual taxes have been paid in the amount x,xxx.xx.
The review of payment history shows that the borrower has been delinquent for .. months and next due date for payment isxx/xx/xxxx.The last payment was received onxx for the lump-sum amount of $.,....... The UPB is reflected in the latest payment history in the amount ofxxThe borrower has been maxxpayment as per the original note term.The UPB is nor reflected in the payment history, however, the UPB is taken as per tape data.The lumpsum amount of xx. made onxx do not know the reason for principal balabce addition. Hence , the next due date is changed fromxx/xx/xxxx toxx/xx/xxxx.	Collections Comments:The loan is currently in active bankruptcy. The borrower xx had filed for bankruptcy under chapter-xx with the case#xx on xx The POC was filed on xxThe amount of secured claim is xx and the amount of arrearage is xx.The plan was confirmed on xxThe chapter xx plan was filed on xx as per the class xx & xx assigned to the subject property, the allowed secured claim of xx over xx years with a rate of annual simple interest of xx%.The motion for relief from stay was filed on xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for payment is xxThe last payment was received on xx for the lump-sum amount of xx. The UPB is reflected in the latest payment history in the amount of xx.The borrower has been maxxpayment as per the original note term. The UPB is nor reflected in the payment history, however, the UPB is taken as per tape data. The lumpsum amount of xx made on xxHence the next due date is changed from xx to xx
The foreclosure was initiated and referred to attorney on xx The notice of lis pendens was filed on xxNo further details have been found .
The reason for default is Excessive Obligations.
According to the comments dated xx the subject property is tenant occupied the tenants live in the Goodwin property by paying the xx each the lease agreement has been expired.
As per the servicing comments dated xx the subject property had damage due disaster. The property had water damage. No further details have been found regarding the amount of damage and repairs. No claim has been filed.

Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx The notice of lis pendens was filed on xxNo further details have been found.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-xx with the case#xx on xx The POC was filed on xxThe amount of secured claim is xx and the amount of arrearage is xx.The plan was confirmed on xxThe chapter xx plan was filed on xx as per the class xx & xx assigned to the subject property, the allowed secured claim of xx over xx years with a rate of annual simple interest of xx%.The motion for relief from stay was filed on xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy Motion Filed Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per the PACER, the motion for relief from stay was filed on xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The modification was done in xx but it is not effective in loan.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the note, the first rate adjustment months are xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx, xx.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per note, the lifetime upward rate change cap is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per note, the max rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note, the next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per note, the rate adjustment initial cap percent is xx%   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The foreclosure was initiated and referred to attorney on xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The notice of lis pendens was filed on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note, stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date as per final HUD-xx is xx, which is not matching with note date. However, the note date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89219336	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx and was recorded on ..xx with xx in the amount of $.xxxx.xx, with MERS as nominee for xx.
The chain of assignment has not been completed. Currently , the mortgage is with xx which was recorded on ..xx. It should be with "xx
No active judgments and liens have been found.
 Annual town taxes for the year of xx have been paid in the amount of $xx.xx.
Annual county taxes for the year of xx have been paid in the amount of xx
Annual Utility taxes for the year of xx have been paid in the amount of $xx.
Annual school taxes for the year of xx have been paid in the amount of $x.xx.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx the borrower has been delinquent for ..+days and the next due date is for xx The last payment was received onxx/xx/xxxx in the amount of $.,...... which was applied for xx The UPB in payment history is reflected in the amount ofxx The current P&I is $.,...... and the current PITI is $.,.......
Collections Comments:The loan is currently in active bankruptcy and the next payment is for xx The last payment was received on xx in the amount of xx which was applied for xx According to the review of the PACER report, the borrower xx. had filed bankruptcy under chapter- xx with the case# xx on xx The plan was confirmed on xx No evidence of post-closing foreclosure have been found. The RFD is unable to be determined. The loan was never modified since origination.
As per the comment dated xx the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
According to the review of the PACER report, the borrower xx. had filed bankruptcy under chapter- xx with the case# xx on xx The plan was confirmed on xx The POC was filed on xx with its secured amount as xx and the arrearage amount is xx.The motion of relief from stay was filed on xx The post-petition date is xx As per chapter xx plan dated xx the debtor shall pay the trustee the amount of xx for xx months for the total amount of xx.	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Borrower #xx Middle Name Loan Value: xx Tape Value: M |---| |----| Comment: Note reflects the borrower#xx middle name is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per PACER records, the case# is xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per review, the loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per note, the first rate adjustment months xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per payment history the last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: As per note, the lender name is xx Financial Pennsylvania, Inc.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per note, the lifetime upward rate change cap is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Max Rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per appraisal report, the appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: As per note, the original balance is xx.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per note, the rate adjustment initial cap is xx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: There is no complaint filed date in servicing comments.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per note, the maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
																									* Operative index value is unable to confirm (Lvl x) "An operative index value is unable to be determined from the available loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78424931	xx	605	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated .xxxx, the subject mortgage was originated on ..xx in the amount of xx and it was recorded on ..xx with the instrument xx with xx. The chain of assignment has not been completed. As the mortgage is currently, with the lender xx instead of the current assignee "xx. No active liens or judgments have been found against the borrower or subject property. Annual county taxes of xx have been paid total in the amount of xx No prior year delinquent taxes have been found.	Review of updated payment history shows that the loan is in delinquency for . months. The last payment was received on xx in the amount of xx with interest rate ofxx.% for the due date ofxx The next due date is xx. The latest payment history reflects the UPB in the amount ofxx The last payment was received as per the ARM notice term located at “xx”.	Collections Comments:The loan is currently in Bankruptcy. The borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx with the secured claim amount of xx and the arrearage in the amount of xx. The xxth amended chapter xx plan (Doc #xx) was confirmed on xx and as per plan the debtor shall pay arrears total in the amount of xx and monthly payment amount is xx. Motion to dismiss case was filed on xx MFR was filed by the subject creditor on xx The schedule D of Voluntary Petition does not show any unsecured portion.
the loan is in delinquency for xx months. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The latest payment history reflects the UPB in the amount of xx. The last payment was received as per the ARM notice term located at “xx”.

According to the servicing comments and available documents the foreclosure was initiated in xx The file was referred to an attorney on xx and the complaint was filed on xx with case# xx . As per the notice of trustee’s sale the foreclosure sale was scheduled on xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx The comment dated xx states that user has closed the file. No further details have been found.

The subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:According to the servicing comments and available documents the foreclosure was initiated in xx The file was referred to an attorney on xx and the complaint was filed on xx with case# xx . As per the notice of trustee’s sale the foreclosure sale was scheduled on xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx The comment dated xx states that user has closed the file. No further details have been found.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx with the secured claim amount of xx and the arrearage in the amount of xx. The xxth amended chapter xx plan (Doc #xx) was confirmed on xx and as per plan the debtor shall pay arrears total in the amount of xx and monthly payment amount is xx. Motion to dismiss case was filed on xx MFR was filed by the subject creditor on xx The schedule D of Voluntary Petition does not show any unsecured portion.	Not Applicable	Credit Application Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: As per the note ARM index margin percent is xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the note ARM lifetime floor percent is xx%.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the loan file review the loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: World Savings and Loan association, xx, xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the note lender name is World Savings and Loan association, xx, xx.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the note lifetime upward rate change cap is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the note max rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the note next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the note rate adjustment initial cap percent is xx%.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the collection comment the file was referred an attorney on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CA State and the required disclosures are missing from the loan file as follow.
Impound Account Disclosure
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date is xx; however, loan was originated on xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	Not Applicable
27647760	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx with the lender xx which was recorded on ..xx.
There is a break in the assignment. However, the current assignment should have been with "xx which is missing.
There is a junior mortgage is in the favor of  xx in the amount of xx which was recorded on ..xx.
There is a junior mortgage in the favor ofxx in the amount of xx which was recorded on x/.xx.
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on x/.xx.
There are x state tax lien against borrowerxx in the favor of different plaintiff’s names, the first is in the favor of xx Department in the amount of xx which was recorded on ..xx and second is in the favor ofxx of xx in the amount of xx which was recorded on x/x/xx.
First and second annual county taxes of the year of  xx  have been on ..xx and .xxxx respectively each in the amount of $x,x.x.
No prior year delinquent taxes have been found.

According to a review of the payment history as of .xx the borrower is currently delinquent for . months and the next due date for the regular payment isxx The last payment was received onxx in the amount of $.,......, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:According to the review of the servicing comments. The loan is currently in the foreclosure and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation of the borrowers.
As per the comment dated xx the servicer generates the final reinstatement quote. The minimum amount required to reinstate the loan is in the amount of xx which good through on xx However, no further details of reinstatement payment have been found.
As per the comment dated xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx The foreclosure referral date was unable to be determined from available servicing comments. The notice of default was filed by the creditor xx, N.A. as the borrower was default with the amount of xx from the as of date xx However, no further details related to foreclosure hold/delay have been found.
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the case#xx on xx; however, the case was dismissed on xx and fully terminated on xx  No comment has been found indicating a cram down.

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: As per the note, the ARM Index margin percent id xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the ARM note, the ARM lifetime floor percent is xx%.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not modified.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per note, the first rate adjustment months is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the ARM note, the lifetime upward rate change cap is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per note, the Mac rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the ARM note, the next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per note, the rate adjustment initial cap percent is xx%.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Foreclosure referral date has not found in the document. hence, it is unavailable.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the NOD document, the complaint file was filed on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: The purpose of transaction is refinance. Hence, sales price is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the note, the stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan failed GSE Prepayment Penalty Term Test:FAIL

This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding xx years.

This loan failed the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding xx years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure forCondominiums
xx.Hazard Insurance Disclosure
xx.Insurer RecommendationDisclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "As per the final Hud-xx document, the settlement date is xx/xx which is different from the original note date xx/xx."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11171961	xx	Unavailable	Not Applicable	34.196%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,126.91	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on .x/xx with the lender xx which was recorded on ..xx.
The chain of the assignment has been complete. Currently, the mortgage is with xx which was recorded on ..xx. The chain of the assignment has been missing from xx to xx.

There is a IRS lien against borrower in the favor of xx in the amount of xx which was recorded on ..xx.

There is a state tax lien against borrower in the favor of State of xx, Tax Board in the amount of x which was recorded on x/.xx.

There are x IRS lien against borrower in the favor of xx in the amount of xx and $xxxx.xx which were recorded on x/./xx and ..xx, but the borrowers xx does not matches with the document.

     x installments of combined taxes for the year of  xx  have been paid in the amount of $xxxx.xx for the due date .xxxx.

     x installments of combined taxes for the year of  xx  are have been paid in the amount of $xxxx.xx for the due date of ..xx.

No prior year delinquent taxes have been found.
Review of payment history as of datedxx shows that the borrower is not maxxregular payments. The loan payments are currently .. months delinquent. The next due date isxx The last payment was received onxx in the total amount of $.,...... for the due ofxx The unpaid principal balance according to payment history is in the amount ofxx The current interest rate isxx.% with P&I in the amount of $.,.......	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is xx% with P&I in the amount of xx.
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
Collection comment dated xx shows that the foreclosure was initiated in the loan and was referred to attorney on xx Available notice of lis pendens with case# xx  shows that the foreclosure complaint was filed on xx Collection comment dated xx shows that the foreclosure sale date was set for xx; however, the foreclosure process was put on hold due to bankruptcy filed borrower on xx
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx The plan has not been confirmed yet.
Foreclosure Comments:Collection comment dated xx shows that the foreclosure was initiated in the loan and was referred to attorney on xx Available notice of lis pendens with case# xx  shows that the foreclosure complaint was filed on xx Collection comment dated xx shows that the foreclosure sale date was set for xx; however, the foreclosure process was put on hold due to bankruptcy filed borrower on xx
Bankruptcy Comments:The borrower xxs had filed bankruptcy under chapter xx with case#xx on xx The plan has not been confirmed yet.
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx. Motion to dismiss case was filed on xx	Loan Modification agreement was made between borrower “xx “ and lender “xx ” on effective date xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER report, the current bankruptcy case number is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: The loan original maturity term months is xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per note, there is neg amort potential?   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The complaint file was filed on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure forCondominiums
xx.Hazard Insurance Disclosure
xx.Insurer RecommendationDisclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "final HUD-xx shows settlement date is xx; however, note date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15812196	xx	613	625	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$108,526.47	2.000%	$935.23	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ..xx and was recorded on ..xx in the amount of xx with lender xx. The chain of assignment has not been found.
No active judgments or liens have been found.
 xx  Combined x and x installment has been paid on ..xx and .xxxx respteivly.in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for . months and the next payment due date for the payment is .xx The last payment was received on xx in the amount of xx, which was applied for xx The current UPB reflected in the payment history is in the amount ofxx The borrower has been maxxpayment as per modification agreement dated xx	Collections Comments:The loan is currently in active bankruptcy. The borrower xx had filed the bankruptcy under Chapter xx with case #xx on xx and the plan was confirmed on xx
The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. The Chapter xx plan was filed on xx as per plan the debtor supposes to pay the amount of xx monthly for xx months. The date of the last filing of bankruptcy was xx
According to the payment history, the borrower has been delinquent for xx months and the next payment due date for the payment is xx The last payment was received on xx in the amount of xx which was applied for xx The current UPB reflected in the payment history is in the amount of xx. The borrower has been maxxpayment as per modification agreement dated xx
The loan has modified since the origination. The Step modification agreement was signed between the borrowerxxand lender xx, N.A, dated on xx
The Unpaid principal Balance is xx with interest rate xx% which steps up in xx steps ending at xx%. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is dated xx
The reason for the default is Unemployment. As per the foreclosure invoice, the foreclosure was initiated in xx and the file was referred to an attorney on xx The legal action was filed on xx As per Notice of sale, the sale date isxx However, it was put on hold as the borrower had filed the bankruptcy on xx
The subject property has been occupied by the owner. No damages or repairs have been found.

Foreclosure Comments:As per the foreclosure invoice located at ("xx_Invoices Attorney-Foreclosure xx xx ") , the foreclosure was initiated in xx and the file was referred to an attorney on xx The legal action was filed on xx As per Notice of sale,  the sale date is xx However, it was put on hold as the borrower had filed the bankruptcy on xx

Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter xx with case #xx on xx and the plan was confirmed on xx
The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. The Chapter xx plan was filed on xx as per plan the debtor was supposed to pay the amount of xx monthly for xx months. The date of the last filing of bankruptcy was xx
The Step modification agreement was signed between the borrower xx and lender xx, N.A, dated on xx
The Unpaid principal Balance is xx with interest rate xx% which steps up in xx steps ending at xx%. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is dated xx
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The case # is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: THe last payment received date per latest PH is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type was ARM; however, it became step after modification.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Loan original maturity term months are xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Note, the loan is negative amortization.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: As per appraisal report, the appraised value is xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Referral Date is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: S&C Filing date is xx however, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Loan is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at CA State. The following state disclosures are missing from the loan files.
xx.?Impound Account Disclosure
xx.?Cosigner Notice
xx.?Private Mortgage Insurance Disclosure
xx.?Earthquake Disclosure for condominiums
xx.?Hazard Insurance Disclosure
?xx.Insurer RecommendationDisclosure
xx.?CA Fair Lending Notice
xx.?Anti-Tying Disclosure
xx.?Privacy Notice
xx.?Notice of Right to Copy of Appraisal
xx.?Application for Credit-Married Persons
xx.?Fair Debt Collection Notice
xx.?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per the ROR, the transaction date is xx; however, as per the Note, the loan origination date is xx and as per the HUD-xx, the transaction date is xx/.xx, which is not consistent with ROR."
																									* Settlement date is different from note date (Lvl x) "The subject property is located at CA. As per the HUD-xx, the settle date is xx; however, the loan origination date was xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31897352	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$85,096.65	2.000%	$1,015.47	xx/xx/xxxx	Financial Hardship	As per updated title report dated .xxx the subject mortgage was originated on ..xx with the lender xx which was recorded on ..xx.
No chain of assignment has been found. The current assignment is with the lender xx; however, the missing assignment is to xx.
There are two active mortgages prior to the subject mortgage. The first mortgage was originated on ..xx and recorded on ..xx in the amount of $ xx in favor of xx, a corporation. The second was originated on ..xx and recorded on ..xx in the amount of $ xx inxx
There is junior mortgage originated on ..xx and recorded on ..xx in the amount of $ x,x in favor of xx, a corporation.
There is junior mortgage originated on ..xx and recorded on ..xx in the amount of $ xx in favor ofxx
There is a civil judgment against the borrower in the favor of xxa in the amount of $x,x, recorded on ..xx.
x installment County taxes of  xx  have been paid on ..xx in the amount of $x,x.xx.
x installment County taxes of  xx  have been paid on .xxxx in the amount of xx
No prior year delinquent taxes have been found.
According to a review of the payment history as of .xx the borrower is currently delinquent for .. months and the next due date for the regular payment is xx The last payment was received onxx in the amount of xx, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:According to the review of the servicing comments. The loan is currently in the foreclosure and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
The loan has been modified once since origination. As per the modification agreement which was made on xx the new principal balance xx with interest rate xx % which steps up in xx steps ending at xx %. The borrower promises to pay the monthly  P&I of xx beginning from xx The maturity is dated xx The lender deferred the amount of xx from the new principal balance. In addition, the amount of xx of the deferred principal balance is conditionally eligible for forgiveness, only If the borrower makes regular payments during the first three years from the modification agreement dated xx then, the whole deferred amount will be referred to as the forgiven amount. However, the borrower makes only xx years of regular payment. Hence, the xx/xxrd amount of the deferred balance was qualified for the forgiveness and xx/xxrd amount for deferred. Hence, the new forgiven amount is in the amount of xx and the new deferred principal balance is xx. The new interest-bearing amount is in the amount of $ xx. This modification agreement does not contain balloon provision.
According to the PACER, the borrower xx  had filed bankruptcy under chapter-xx with the case#xx on xx As per the proposed chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed by the creditor xx, N.A. on xx with the POC amount of xx and the amount of arrearage is xx. No comment has been found indicating a cram down. The case was dismissed on xx
The foreclosure was initiated in xx The foreclosure file was referred to an attorney on xx and as per the notice of default document which was located at “xx”, the complaint was filed by the creditor xx, N.A. on xx as the borrower was due with his monthly regular payment total in the amount of xx from the as of date xx As per the notice of trustee sale document which was located at “Ln#xxpdf pg#xx”, the foreclosure sale date was scheduled on xx; however, the foreclosure case was put on hold as the borrower had filed bankruptcy under chapter xx with the case#xx on xx However, the case was dismissed on xx As per the comment dated xx the foreclosure activity against resumed and the bidding instruction was created on xx The foreclosure sale date was scheduled on xx However, no further details related to foreclosure have been found.
As per the comment dated xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx The foreclosure file was referred to an attorney on xx and as per the notice of default document which was located at “Ln#xxpdf pg#xx”, the complaint was filed by the creditor xx, N.A. on xx as the borrower was due with his monthly regular payment total in the amount of xx from the as of date xx As per the notice of trustee sale document which was located at “Ln#xxpdf pg#xx”, the foreclosure sale date was scheduled on xx; however, the foreclosure case was put on hold as the borrower had filed bankruptcy under chapter xx with the case#xx on xx However, the case was dismissed on xx As per the comment dated xx the foreclosure activity against resumed and the bidding instruction was created on xx The foreclosure sale date was scheduled on xx However, no further details related to foreclosure have been found.
Bankruptcy Comments:According to the PACER, the borrower xx  had filed bankruptcy under chapter-xx with the case#xx on xx As per the proposed chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed by the creditor xx, N.A. on xx with the POC amount of xx and the amount of arrearage is xx. No comment has been found indicating a cram down. The case was dismissed on xx

This Step modification agreement was made between lender xx, a division of xx, N.A.with the borrowers xxa on xx As per the modified term the new principal balance xx with interest rate xx % which steps up in xx steps ending at xx %. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is dated xx The lender deferred the amount of xx from the new principal balance. In addition, the amount of xx of the deferred principal balance is conditionally eligible for forgiveness, only If the borrower makes regular payments during the first three years from the modification agreement date xx Then, the whole deferred amount will be referred to as the forgiven amount. However, the borrower makes only xx years of regular payment. Hence, the xx/xxrd amount of the deferred balance was qualified for the forgiveness and xx/xxrd amount for deferred. Hence, the new forgiven amount is in the amount of xx and the new deferred principal balance is xx. The new interest-bearing amount is in the amount of $ xx. This modification agreement does not contain balloon provision.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: ARM Index Type Loan Value: Not Applicable Tape Value: COSI |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per PACER report, current Bankruptcy Case No. xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the modification, the deferred balance amount is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per note, the lender name is xx,N.A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: As per the note, loan original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note, there is negative Amortization Potential.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The notice of lis pendens was filed on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The subject property is located in xx state. The signed section of the borrower is available in the Final Hud-xx document; however, the final Hud-xx document is not signed by the borrower."	* Application Missing (Lvl x) "Final application / xx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following require state disclosures are missing from the loan file.
xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure forCondominiums
xx.Hazard Insurance Disclosure
xx.Insurer RecommendationDisclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per the ROR document, the ROR transaction date is xx/xx which is different from the original note date xx."
																									* Settlement date is different from note date (Lvl x) "As per the final Hud-xx document, the settlement date is xx.xx which is different from the original note date xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35703343	xx	Unavailable	Not Applicable	23.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx. The chain of assignment has been completed. There is an active junior mortgages on subject property in the amount of xx which was recorded on ..xx in the favor of MERS as nominee for x, xx And there is one more credit card judgment open against the subject property in the amount of $xxxx.xx in the favor of xx assignee ofxx, x/x x which was recorded on ..xx. The subject property is located in xx (Super lien state). Annual combined taxes of xx have been paid in the amount of $x.x. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is delinquent from last .. months, to till date. The last payment was received in the amount of xx. and that was applied for the due date ofxx The next payment is due forxx The current UPB is xx...	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent from last xx months, to till date. The last payment was received in the amount of xx and that was applied for the due date of xx The next payment is due for xx The current UPB is xx
Foreclosure was initiated on the loan in xx And the FC file was referred to attorney on xx Judgment was entered on xx As per comment dated xx FC sale was scheduled for sale date xx which was canceled due to BK filling. The borrowerxx had filed bankruptcy under chapter xx with case#xx on xx Later S&C was filed on xx  Latest comment dated xx states that FC is still on BK hold.

Foreclosure Comments:Foreclosure was initiated on the loan with case #xx SM xx in xx And the FC file was referred to attorney on xx Judgment was entered on xx As per comment dated xx FC sale was scheduled for sale date xx which was canceled due to BK filling. The borrowerxx had filed bankruptcy under chapter xx with case#xx on xx Later S&C was filed on xx  Latest comment dated xx states that FC is still on BK hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx The voluntary petition was filed on xx The unsecured portion is $xx. As per amended chapter xx plan dated xx the debtor shall pay xx for xx months to the trustee. The plan was confirmed on xx The POC was filed on xx with POC amount xx and amount of arrearage xx, but POC was not filed in timely manner. Loan is still in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: ARM index percent percent is xx%; however tape data shows xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: ARM lifetime floor percent is xx%; however tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note terms? No; however tape data shows YEs.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: First rate adjustment months is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name is xx; however tape data shows xx, NA.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime upward rate change cap is xx%; however tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: MAx rate at first adjustment xx%; however tape shows as xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next pay change date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Rate adjustment initial cap percent is xx%; however tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx; however tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which are missing from the loan file.
xx. Lead-Based Paint Disclosure.
xx. Mortgage Loan Application Disclosure.
xx. Carbon Monoxide Alarms.
xx. MA Smoke Detector Certificate.
xx. Notice of the Specific Reason for Denial of Credit."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer disclosure is missing from loan file."
* Operative index value is unable to confirm (Lvl x)     "Loan type is Negative amortization; however operative index value is unable to confirm."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94679801	xx	602	Not Applicable	25.328%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxxx shows that the subject mortgage was originated ..xx and which was recorded on ..xx in the amount of xx with the lender xx.
The chain of the assignment has not been completed. As there is no assignment done by xx. However, the assignments should be with xx.
There is a junior mortgage in the favor of xx. in the amount of $x,x which was recorded on ..xx.
The first and second installment county taxes of  xx  have been paid in the total amount of xx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for .. months and next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of xx. for the due date of xx The UPB is reflected in the amount of $...,...... till the due date of xx The borrower has not been maxxthe payments as per the ARM notice change terms.
Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx The debtor shall pay xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx
The foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint was filed on xx However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx on xx
The reason for default as per servicing comment is excessive obligations. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx The borrower has not been maxxthe payments as per the ARM notice change terms.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint was filed on xx However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx on xx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx The debtor shall pay xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx
Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current Bankruptcy Case Number is xx. However, the tape data reflects xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last Payment Received Date is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender Name is xx.However the tape data reflects xx, NA.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime Upward Rate Change Cap is xx%. however, the tape data reflects xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Max Rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next Pay Change Date is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Property Address Street  xx
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Rate Adjustment initial Cap Percent is xx%. however, the tape data reflects xx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: S&C filing Date is xx however, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl x)     "The final application is missing from the loan file. However, values are considered from the initial application dated xx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at CA State. The following state disclosures are missing from the loan files.
..?Impound Account Disclosure
..?Cosigner Notice
..?Private Mortgage Insurance Disclosure
..?Earthquake Disclosure for condominiums
..?Hazard Insurance Disclosure
?.Insurer RecommendationDisclosure
..?CA Fair Lending Notice
..?Anti-Tying Disclosure
..?Privacy Notice
..?Notice of Right to Copy of Appraisal
..?Application for Credit-Married Persons
..?Fair Debt Collection Notice
..?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx. However, the Note date is xx and the settlement date is xx."
																									* Settlement date is different from note date (Lvl x) "According to final HUD-xx, the settlement date is xx and original Note date is xx. Hence, the settlement date is different from the Note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23024813	xx	582	682	13.562%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated .xxxx, the subject mortgage was originated on ..xx with the lender xx in the amount of xx which was recorded on ..xx.
The chain of assignment has not been done. Currently, the assignment is with the “xx”. The correct assignee should be with the "xx.
No active liens and judgments have been found.
First and second installment county taxes of  xx  have been paid in the amount of xx
No, any prior year delinquent taxes have been found.

As per the review of payment history as of .xx the borrower is delinquent for .. months and next due date isxx The last payment was received onxx in the amount of xx with the interest rate ofxx.% which was applied forxx The new UPB is reflected in the payment history is in the amount ofxx As per the ARM payment change Notice located at “xx”, the borrower had made the last payment with the interest rate ofxx.%.

Collections Comments:The loan is currently active in the bankruptcy and next due date is xx The last payment was received on xx in the amount of xx with the interest rate of xx% which was applied for xx The new UPB is reflected in the payment history is in the amount of xx. As per the ARM payment change Notice located at “xx”, the borrower had made the last payment with the interest rate of xx%.
The reason for default is curtailment of income.
 The loan has not been modified since origination.
The foreclosure was initiated and referred to an attorney on xx However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xxThe plan was confirmed on xx The POC was filed by xx, N.A. on xx with the secured claim amount of xx and the arrearage is xx. According to Second Amended Chapter xx plan dated xx the debtor shall pay the trustee xx monthly for xx months. As per Notice of Mortgage payment change dated xx the new total payment is xx.
As per comment dated xx the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The POC was filed by xx, N.A. on xx with the secured claim amount of xx and the arrearage is xx. According to Second Amended Chapter xx plan dated xx the debtor shall pay the trustee xx monthly for xx months. As per Notice of Mortgage payment change dated xx the new total payment is xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: ARM Margin percent is xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: ARM lifetime floor percent is xx%.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The current bankruptcy case #xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The last payment received date is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The lender name is xx.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime Upward rate Change cap is xx%.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan original maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Max. rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Rate adjustment Initial cap percent is xx%>   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per available FC invoice, the complaint filing date is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosures are missing in the loan file.
xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure forCondominiums
xx.Hazard Insurance Disclosure
xx.Insurer RecommendationDisclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per Note, the note date is xx. The final HUD-xx shows the settlement date is xx. The ROR transaction date was xx. Hence, the ROR transaction date was not consistent with Note and HUD-xx."
																									* Settlement date is different from note date (Lvl x) "As per Note, the note date is xx. However, final HUD-xx shows the settlement date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20007505	xx	553	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxxx shows that the subject mortgage was recorded on ..xx with xx.
The chain of assignment has not been completed as currently the assignment is with xx. However, it should be with "xx
Active Judgments and Liens;
x) One IRS lien found pending against the borrowerxx recorded on ..xx in the amount of $x,x which is in the favor of xx
x) One child support lien found pending against the borrower recorded on ..xx in the amount of $x.xx which is in the favor of xx
Property Tax Status;
x) x installment county taxes for the year of  xx  have been paid in the amount of x on ..xx.
x) x installment  county taxes for the year of  xx  have been paid in the amount of xx on .xxxx.
No prior year delinquent taxes have been found pending.	According to the payment history as of xx the borrower is delinquent for . months. The last payment was received on xx the payment applied date wasxx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount ofxx The borrower made last payment as per document located at ".........._SL - ARM Notices_..._........".	Collections Comments:The loan is currently in Foreclosure. According to the payment history as of xx the borrower is delinquent for xx months. The last payment was received on xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The borrower hmade last payment as per document located at "xx_SL - ARM Notices xx xx".
The reason for the default was Curtailment of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
According to the PACER, the borrower xxl had filed bankruptcy under chapter- xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The case was discharged on xx
The foreclosure was initiated. The file was referred to an attorney on xx and the complaint was filed on xx The sale was scheduled on xx However, the foreclosure was put on hold due to reinstatement done on xx
Foreclosure Comments:Collection comment dated xx shows that the foreclosure was referred to attorney on xx However, the foreclosure process was put on hold due to bankruptcy filed by the borrower under chapter xx with case#xx on xx The plan was confirmed on xx later the plan was discharged on xx and was fully terminated on xx
Collection comment dated xx shows that the sale date was set for xx; however, the collection comment dated xx shows that the loan was reinstated on xx No more further information regarding foreclosure activity is available in the collection comments.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter- xx with the case#xx on xx The plan was confirmed on xx later the plan discharged on xx and was fully terminated on xx
The lender had filed POC on xx in the claim amount of xx with arrearage in the amount of xx.
Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: As per note the index margin percent is xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Arm lifetime floor percent rate is xx%.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The lender name is xx.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime rate cap change is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The max rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per Note the next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The rate adjustment initial cap percent is xx%.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per document xx_Invoices Attorney-Foreclosure xx xx the referral date is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per note the stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the state of xx. The following required State Disclosure is missing from the loan file.
xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure forCondominiums
xx.Hazard Insurance Disclosure
xx.Insurer RecommendationDisclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to note final HUD-xx the settlement date is xx; however, note date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44257879	xx	645	618	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .x shows that the subject mortgage was originated on ..xx dba xx. The chain of assignment is incomplete as the current assignee should be “xx”. There are x state tax liens in the amount of $x,xxx.xx and xx which were recorded on ..xx & ..xx in favor ofxx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more thanxx days. The last payment was received onxx in the amount of xx and that was applied for the due date of .xx The next payment is due on .xx As per payment history, the current UPB is xx	Collections Comments:The loan is in collections. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of xx and that was applied for the due date of xx The next payment is due on xx The debtorsxx had filed the bankruptcy under chapter xx with case#xx on xx As per chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx and then the payment will be decreased to xx per month beginning xx The plan was confirmed on xx The voluntary petition was filed on xx As per amended POC dated xx the POC amount is xx and amount of arrearage is xx. The debtors were discharged on xx and the bankruptcy was terminated on xx No foreclosure evidence has been found. As per comment, the borrower wants to keep the subject property. The borrower is not interested in loan modification. The reason for default is illness of borrower. As per comment dated xx the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx had filed the bankruptcy under chapter xx with case#xx on xx As per chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx and then the payment will be decreased to xx per month beginning xx The plan was confirmed on xx The voluntary petition was filed on xx As per amended POC dated xx the POC amount is xx and amount of arrearage is xx. The debtors were discharged on xx and the bankruptcy was terminated on xx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx. Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrowers xx had filed bankruptcy under Chapter xx with case # xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was not modified.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the Note First Rate adjustment months xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx.,xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the Note document, the lender name is xx., dba The xx   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the ARM Note Lifetime Upward Rate Change Cap is xx%   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per the Note document, Max Rate at first adjustment xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was originated on xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note document property Postal Code xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per ARM Note, Rate Adjustment Initial Cap percentage xx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
xx.Amortization Schedule Disclosure
xx.Credit Property Insurance Disclosure
xx.Fee Agreement
xx.Priority of Security Instrument Disclosure
xx.Attorney Selection Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54358659	xx	615	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$68,765.42	4.000%	$1,677.54	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .x shows the subject mortgage was originated on ..xx which was recorded on ..xx with MERS as nominee For xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more thanxx days. The last payment was received in the amount of $.,...... which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided payment history is in the amount ofxx	Collections Comments:The loan is in active bankruptcy. The borrower had filed the BK under the chapter xxth case# xx on xx and the plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx. Review of the payment history available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx. According to the recast agreement, the loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx% and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate changes in xx steps ending at xx%. Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xx Foreclosure complaint was filed on xx Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xx Foreclosure complaint was filed on xx Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx on xx and the plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx.	According to the recast agreement, the loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx% and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate changes in xx steps ending at xx%	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The PACER Report reflects the Current Bankruptcy Case Number as xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The payment history reflects the Last Payment Received Date as xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: The note reflects lender name xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: The Original Note reflects the Loan Maturity Term in Months as xx The last Modification added xx months to the term and the new Term in Months is xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per there is negative AMoortization potential.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per updated title complaint filed on xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx, following state disclosures are missing from the loan files.
xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure forCondominiums
xx.Hazard Insurance Disclosure
xx.Insurer RecommendationDisclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42630838	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$5,786.08	4.630%	$663.64	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated .xxx shows the subject mortgage was originated on x/.xx with xx Chain of Assignment is incomplete. No assignment has been found in the updated title report. Missing assignment to is xx.
There is one community loan against the borrower found open in the amount of xx favor of  xx which was recorded on x/.xx.
There is one water/ sewer/utilities lien against the subject property found open in the amount of xx favor of xxwhich was recorded on .x/xx.
There is one child support lien against the borrower found open in the amount of $x favor ofxx
There is one civil judgment against the borrower found open in the amount of $x favor xx
According to updated title report, annual combined taxes for the year of xx have been paid in the amount of $x.x.
As per the review of payment history, the borrower is delinquent more thanxx days. The last payment was received onxx. in the amount xx which was applied to xx The next due date is .xx The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:The loan is currently in bankruptcy. The loan is currently in bankruptcy. Borrower has filed bankruptcy under Chapter xx, case # xx on xxand plan was confirmed on xx According to chapter xx plan debtor shall pay the trustee in the amount of xx per month for the xx months. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No document or servicing comments have been found that indicates property had a cram down. POC was filed on xx in the amount of xx with amount of arrearage xx.

The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx Foreclosure sale has been scheduled for xx Due to filing of bankruptcy by borrower on xx foreclosure process currently is on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount xx which was applied to xx The next due date is xx The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of xx.
Reason for default is excessive obligations.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx Foreclosure sale has been scheduled for xx Due to filing of bankruptcy by borrower on xx foreclosure process currently is on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xxand plan was confirmed on xx According to chapter xx plan debtor shall pay the trustee in the amount of xx per month for the xx months. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No document or servicing comments have been found that indicates property had a cram down. POC was filed on xx in the amount of xx with amount of arrearage xx.	This loan modification was done on xx between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender agreed to forgiven the principal in the amount of xx. As per modification agreement interest bearing amount is xx and modification original rate is xx % and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx	Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER report, current Bankruptcy Case No. xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the modification, th e amount of deferred balance is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment: As per note, the lender name is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per modification agreement, loan original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: As per note, the Original Principal amount is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: As per note, the subject property address is    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: As per the collection comments, unable to determine the S&C filing date.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan has fees that are prohibited for this license type.
Loan data is $xx which is compared with $xx and variance is +$xx.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a xx% origination fee, whether from the buyer or the seller or any other  person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed xx% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at MO State.
Following state disclosure is missing from the loan file. :-
xx.MO Collateral Protection Act Notice
xx.Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4213480	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx and which was recorded on x/x/xx with the book/page xx in the amount of xx with xx
No chain of assignment has been done since origination. Currently, the mortgage is with the original lender xx
Senior mortgage was originated on ..xx and recorded on x/x/xx with the book/page #xx/xxxxx in the amount of xx
No active liens and judgments against the borrower.
The combined taxes of the year xx have been paid in the amount of $xxx.xx on ..xx.
No prior year taxes have been found delinquent.
According to the review of payment history as of xx the borrower is delinquent for . months. The last payment was received on xx which was applied for the due date ofxx. and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx The borrower has not been maxxthe payments as per the original note terms. As per the deferral agreement located at ".........._Security Instrument Note and Security Instrument Modification_.._........", the deferred balance added in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The borrower has notbeen maxxthe payments as per the original note terms. As per the deferral agreement located at "xx_Security Instrument Note and Security Instrument Modification xx xx", the deferred balance added in the amount of xx.
The reason for default is decreased income. As per the servicing comment dated xx, the subject property is owner occupied. No damage or repairs have been found. The borrower’s intention is to keep the property.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The amended chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of xx for xx months. The schedule D of Voluntary Petition does not show unsecured portion. The date of last filing is xx There is no comment indicating a cramdown.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The amended chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of xx for xx months. The schedule D of Voluntary Petition does not show unsecured portion. The date of last filing is xx There is no comment indicating a cramdown.	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per pacer bankruptcy case number is xx; however tape reflects xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the loan files and servicing comments the loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the note last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx Financial Alabama, Inc.   Tape Value: xx.   Variance:    Variance %:    Comment: As per the note lender name is xx Financial Alabama, Inc.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: As per the note original balance is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the loan file review no evidences have been found regarding the complaint filed.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the note stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Below mentioned require state disclosure is missing from the loan file:
xx. Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9667314	xx	Unavailable	Not Applicable	31.747%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$303.66	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated .xxx reflects that the subject mortgage was originated on xx
A junior mortgage was originated on ..xx in the amount of xx with The Cxx
Annual combined taxes for the year of xx have been paid on ..xx in the amount of xx
Annual combined taxes for the year of xx have been paid on ..xx in the amount of xx
Annual combined taxes for the year of xx have been paid on ..xx in the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently delinquent for . months and the next due date for payment is xx The last payment was received date isxx/xx/xxxx and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per Modification inxx.

Collections Comments:The loan is currently in Bankruptcy and the next due date for payment is xx The last payment was received date is xx and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx. The borrower has been maxxpayment as per Modification in xx The loan has been modified only once since origination. The reason for default from the servicing comments is Excessive Obligations.
The borrower had filed bankruptcy chapter-xx with the case# xx on xx and the last filing date is xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed on xx with the POC amount xx and the amount of arrearage is xx. The Post-Petition due date is xx
According to the servicing comment, the foreclosure activity has not been filed.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the case# xx on xx and the last filing date is xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed on xx with the POC amount xx and the amount of arrearage is xx. The Post-Petition due date is xx

The Loan modification agreement was made on xx between the borrower ““xx and the lender “xx”. The borrower promises to make a monthly payment of xx with the rate of interest xx%, beginning from xx till the maturity date xxThe new principle balance stated in the Modification is in the amount of xx. No, any deferred amount has been given in the modification. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision. The loan has been modified only once since origination.

Credit Report Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PCAER Report bankruptcy case#xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, National Association   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per Note the Lender name is xx, National Association. However, tape reflects xx, NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The loan original maturity term months are xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Mortgage document the MERS MIN Number does not reflect.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas, However, the following state disclosures are missing from the loan file.
xx.TX Loan Agreement Notice
xx.Commitment Requirement/Anti-Tying
xx.TILA Disclosures in Spanish
xx.Home Equity Consumer Disclosure
xx.Home Equity Loan Interest and Fees Preclosing Disclosure
xx.Home Equity Loan Copies of Documents
xx.Home Equity Loan Rescission Notice
xx.Fair Market Value of Homestead Property Acknowledgment
xx.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
																									* Settlement date is different from note date (Lvl x) "As per loan note date is xx and the settlement date is xx. Hence the settlement date is different from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10603644	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.375%	$1,016.57	xx/xx/xxxx	Financial Hardship	Updated title report dated .xxxx shows that the subject mortgage was recorded on ..xx with xx
The chain of assignment has been completed as currently the assignment is with xx
Active Judgments and Liens;
x) One hospital lien found pending against the borrower xx recorded on ..xx in the amount of xx
Property Tax Status;
x) Combined annual taxes for the year of xx have been paid in the amount of xx on ..xx.
No prior year delinquent taxes have been found pending.
Review of payment history as of datedxx shows that the borrower is not maxxregular payments. The loan payments are currently . months delinquent. The next due date isxx The last payment was received onxx in the total amount of $.,...... for the due date ofxx The unpaid principal balance according to payment history is in the amount ofxx The current interest rate isxx.% with P&I in the amount of $.,.......	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is xx% with P&I in the amount of xx.
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx The plan was later confirmed on xx
The subject property is in good condition with no visible damages or repairs.

Update:
As per the servicing comment dated xx the bankruptcy was dismissed on xx
As per the servicing comment dated xx the reason for default is excessive obligations.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx The plan was later confirmed on xx
The lender had filed POC on xx in the claim amount of xx with arrearage in the amount of xx.
Loan Modification agreement was made between borrower “xx“ and xx, N.A.” on effective date xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER report, current Bankruptcy Case No. xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note, the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx    Tape Value: xx.   Variance:    Variance %:    Comment: As per note, the lender name is xx    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per note, the stated maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: As per note, original pricipal balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No evidence has been found in the latest xx months’ servicing comments regarding the foreclosure.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "According to the review of the loan file, this is a conventional loan with the LTV  xx%; However, MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama state. The following state disclosures are missing from the loan file.
xx.Choice of Insurer
xx.Commitment Requirement/Anti-Tying
xx.TILA Disclosures in Spanish
xx.Home Equity Consumer Disclosure
xx.Home Equity Loan Interest and Fees Preclosing Disclosure
xx.Home Equity Loan Copies of Documents
xx.Home Equity Loan Rescission Notice
xx.Fair Market Value of Homestead Property Acknowledgment
xx.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41720284	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$846.00	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated .xxx shows the subject mortgage was originated on x/.xx with MERS as nominee forxx
The chain of assignment is complete as the subject mortgage is currently withxx
No active judgment or liens are found pending.
According to updated title report annual combined taxes for the year of xx have been paid in the total amount of $xxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than .. days. The last payment was received onxx/xx/xxxx in the amount of $.,...... which was applied to .xx The next due date is xx The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:The loan is currently in bankruptcy. Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx
According to chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed on xx in the amount of xx with amount of arrearage xx.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of xx which was applied to xx The next due date is xx The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment foreclosure is not initiated on the loan.
Reason for default is illness of borrower.
The subject property is owner occupied.  According to voluntary petition schedule D filed on xx subject property is damage. There is need to repair doorways. Estimated cost of repair is unable to be confirmed. Also, servicing comment does not show any damage information. Latest servicing comment does not show that damage has been repaired.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx
According to chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed on xx in the amount of xx with amount of arrearage xx.	This loan modification was done on xx between the xx (Borrower) & xx, N. A. (Lender). The amortization type is step and new unpaid Principal balance is xx and lender agree to forgiven principal in the amount of xx. As per modification agreement interest bearing amount is xx and modification original rate is xx % and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: No Discrepancies. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to bankruptcy case number is xx. However, tape data show as xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to payment history last payment received on xx However, tape data show as xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xxTape Value: xx.   Variance:    Variance %:    Comment: According to review lender is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: According to review loan amortization type is step which is agreed as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: According to review maturity term moths are xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: According to review original balance is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: According to review S&C filing date is not applicable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62425796	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$499.47	xx/xx/xxxx	Financial Hardship	According to a review of the updated title report dated .xxx, the subject mortgage was originated on ..xx in the favor of "xx." in the amount of xx which was recorded on ..xx.
The chain of assignment has not been completed as no assignment has been done by xx. However, the assignment should be with xx.
There is a junior mortgage executed by "xx" in the favor of "xx" which was originated on ..xx and recorded on x..xx in the amount of xx
There is a junior UCC mortgage in the favor of "xx"  which was originated on ..xx and recorded on ..xx.
The combined annual taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
According to the review of payment history as of xx the borrower has been delinquent for . month and the next due date for the regular payment isxx The last payment was received onxx/xx/xxxx in the amount of xx which was applied to the due date ofxx The current UPB reflected is in the amount ofxx The borrower has been maxxpayments in accordance with the reaffirmation agreement,xx......_Security Instrument Note and Security Instrument Modification_.._........ Pg#..	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx The debtor, xx had filed the bankruptcy under chapter xx with the case# xx on xx and the plan is not confirmed yet. According to the chapter xx plan filed on xx the debtor shall pay xx per month for the period of xx months. The POC has not been filed and the deadline to file POC per the PACER is xx The date of the last filing the bankruptcy was xx According to the review of payment history as of xx the borrower has been delinquent for xx month and the next due date for the regular payment is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The current UPB reflected is in the amount of xx. The borrower has been maxxpayments in accordance with the reaffirmation agreement, xx_Security Instrument Note and Security Instrument Modification xx xx Pg#xx. The borrower had reaffirmed their debts during previous chapter xx bankruptcy ,case# xx on xx The comment dated xx states that the reason for default was a curtailment of income. No damage and repairs have been found. No information pertaining to foreclosure has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor, xx had filed the bankruptcy under chapter xx with the case# xx on xx and the plan is not confirmed yet. According to the chapter xx plan filed on xx the debtor shall pay xx per month for the period of xx months. The POC has not been filed and the deadline to file POC per the PACER is xx The date of the last filing the bankruptcy was xx	The borrower had reaffirmed their debts during previous chapter xx bankruptcy ,case# xx on xx The agreement was made with lender "xx." on xx As per the terms of the agreement, the reaffirmed debt is in the amount of xx which will be paid with a fixed interest rate of xx% and P&I of xx for xx months.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The debtor, had filed the bankruptcy under chapter xx with the case# xx on xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The debtor,  had filed the bankruptcy under chapter xx with the case# xx on xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: As per the Note, the lender name is "xx."; However, the tape shows "xx."   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: As per Note, the original loan balance is xx; However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property address street is xx    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The maturity date per re-affirmation agreement is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx% Comment: The remaining terms are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Georgia. The following state disclosures are missing from the loan file.
xx.Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
xx.Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined since the supporting documents are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33738449	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with the lender “xx.” and borrower “xx in amount of xx which was recorded on ..xx

The chain of assignment is complete; currently assignment is with ‘xx.’.
No active lines and judgments have been found.
The x   installment county taxes are delinquent for the year of xx in amount of xx for due date .xxxx.
The x county taxes are due on .xxxx in amount of xx

Review of updated payment history datedxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received onxx in the amount of $.,...... with interest rate ofxx% for the due date ofxx The next due date isxx The payment history reflects current unpaid principal balance is in the amount ofxxThe Borrower is maxxthe payment as per the note terms.
Collections Comments:According to the comment dated xx the subject property is occupied by owner. No damages/repairs on property have been found. However, latest BPO report is not available to verify the current condition of subject property.
Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx.The Borrower is maxxthe payment as per the note terms.
Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx.  The after xx days the creditor ‘xx, N.A.’ has filed the POC on xx with secured claim amount of xx, unsecured amount is $xx and arrearage is xx. However, the POC bar date is xx and under the deadline POC was entered. Chapter plan xx was entered on xx; monthly mortgage payment is xx if total amount is xx. However, this plan was confirmed on xx Further information is not available about the BK case.

No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The after xx days the creditor ‘xx, N.A.’ has filed the POC on xx with secured claim amount of xx, unsecured amount is $xx and arrearage is xx. However, the POC bar date is xx and under the deadline POC was entered. Chapter plan xx was entered on xx; monthly mortgage payment is xx if total amount is xx. However, this plan was confirmed on xx Further information is not available about the BK case.	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current bankruptcy case number is xx. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did MOD change note term is No.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last payment received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx Financial Ohio xx, Inc.   Tape Value: xx.   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: Original Balance is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Property address street is xx    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx% Comment: Stated remaining term is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87229062	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxx shows that the subject mortgage was originated on ..xx with “xx” and it was recorded on .x/xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The x and x installments of Combined taxes for xx have been paid off in the cumulative amount of xx on .xxxx.

The x installment of Combined taxes for xx is due in the amount of $xxx.xx on .xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx the loan is currently in delinquency for +. months and the next due for regular payment is xx The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of xx for the due date of xx The UPB as of the date is in the amount ofxx The last payment has been made according to the original ARM terms.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx. The last payment has been made according to the original ARM terms.
The debtorxxm) had filed Bankruptcy under chapter-xx on xx with the case#xx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make regular mortgage payments directly to the creditor and this plan was confirmed on xx
Notice of Post-Confirmation Amendment of Plan was filed on xx and according to it, debtor shall make total arrearage of xx to the trustee through pro-rata.
The POC was filed on xx with the secured claim of xx with an arrearage of $xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx
The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the case#xx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make regular mortgage payments directly to the creditor and this plan was confirmed on xx
Notice of Post-Confirmation Amendment of Plan was filed on xx and according to it, debtor shall make total arrearage of xx to the trustee through pro-rata.
The POC was filed on xx with the secured claim of xx with an arrearage of $xx.
Not Applicable	Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Prime - WSJ   Tape Value: COSI   Variance:    Variance %:    Comment: As per tape data the ARM index type is COSI. However as per review the ARM index type is Prime WSJ.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value: R   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the current bankruptcy case number is xxHowever as per review the current bankruptcy case number is xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per tape data the first rate adjustment months are xx. However as per review the first rate adjustment months are xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx Financial Oregon, Inc.   Tape Value: xx.   Variance:    Variance %:    Comment: As per tape data the lender name is xx. However as per review the lender name is xx .   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per tape data the lifetime upward rate change cap xx%. However as per review the lifetime upward rate change cap is xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per tape data the max rate at first adjustment is xx%. However as per review the max rate at first adjustment is xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data the next first payment change date is xx However as per review the next first payment change date is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: As per tape data the loan original balance is xx.However as per review the loan original balance is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per tape data the rate adjustment initial cap percent is xx%. However as per review the rate adjustment initial cap percent is xx%   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data the loan original maturity date is xxHowever as per review the loan original maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx% Comment: As per tape data the stated remaining term months are xxHowever as per review the amortization term months are xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Notice of Servicing Transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98338085	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ..xx in the amount of xx and it was recorded ..xx withxx withxx
As per the updated title report, the chain of assignment has not been completed. There is no assignment provided in the updated title report. The mortgage is currently with the lenderxx instead of the current assignee xx.
There is one active hospital lien against the borrowersxx.  in favor ofxxr in the amount of xx and it was recorded on ..xx.
There is one active civil judgment against the borrowerxx in favor ofxxr in the amount of $x,x..xx and it was recorded on ..xx.
Annual combined taxes of xx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to the latest payment history, the loan is in delinquency for . months and next due for xx. The last payment was received on xx for the amount of xx which was applied to xx with the interest rate ofxx.%. The new UPB isxx The borrower has been maxxthe payments as per the ARM change notice located at "xx......_Security Instrument Note and Security Instrument Modification_..._........".	Collections Comments:According to servicing comments the loan is in active bankruptcy. The borrowers xx had filed for bankruptcy under chapter-xx with the case# xx on xx As per schedule D of voluntary petition which was filed on xx the amount of claim without deducting value of collateral is xx and the value of collateral is xx therefore unsecured portion is $xx. The POC was filed by the lender xx. on xx with the secured claim amount of xx and the arrearage in the amount of xx. The initial chapter plan was filed on xx and as per plan the debtor shall pay arrearage total in the amount of xx with the monthly payment of xx but the objection to confirmation of plan was filed by the trustee on xx as the plan is not feasible. As of the plan has not been confirmed. No further information has been found.

The loan is in delinquency for xx months and next due for xx The last payment was received on xx for the amount of xx which was applied to xx with the interest rate of xx%. The new UPB is xx. The borrower has been maxxthe payments as per the ARM change notice located at " xx_Security Instrument Note and Security Instrument Modification xx xx".
According to the servicing comments and document located at "xx_Invoices Attorney-Foreclosure xx xx" the foreclosure was initiated and was referred to attorney on xx The complaint was filed on xx The bidding instructions was provided on xx with the maximum bid amount of xx and the sale date was scheduled on xx But the sale was canceled due to the bankruptcy filed by borrower on xx with case#xx. No further information has been found.

As per the collection comment dated xx, the subject property is owner-occupied with good condition. No damage and repairs have been found.
As per comment dated xx the reason for default is illness of family member.
Foreclosure Comments:According to the servicing comments and document located at "xx_Invoices Attorney-Foreclosure xx xx" the foreclosure was initiated and was referred to attorney on xx The complaint was filed on xx The bidding instructions was provided on xx with the maximum bid amount of xx and the sale date was scheduled on xx But the sale was canceled due to the bankruptcy filed by borrower on xx with case#xx. No further information has been found.
Bankruptcy Comments:The borrowers xx had filed for bankruptcy under chapter-xx with the case# xx on xx As per schedule D of voluntary petition which was filed on xx the amount of claim without deducting value of collateral is xx and the value of collateral is xx therefore unsecured portion is $xx. The POC was filed by the lender xx. on xx with the secured claim amount of xx and the arrearage in the amount of xx. The initial chapter plan was filed on xx and as per plan the debtor shall pay arrearage total in the amount of xx with the monthly payment of xx but the objection to confirmation of plan was filed by the trustee on xx as the plan is not feasible. As of the plan has not been confirmed. No further information has been found.	Not Applicable	Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Current Bankruptcy Case Number is xx. However, the tape data reflects xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no Modification in the loan documents.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: First Rate Adjustment Months are xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: Lender Name is xx.  However, the tape data reflects xx .   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime Upward Rate Change Cap is -xx%. however, the tape data reflects xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Max Rate At First Adjustment is xx%. however, the tape data reflects xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next Pay Change Date is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: Original Balance is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Rate Adjustment Initial Cap Percent is -xx%. however, the tape data reflects xx%.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Referral Date is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: S&C Filing date is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated Maturity Date is xx However, the tape data reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator is "Moderate" as this loan failed the brokerage/finder fee test : Loan Data $xx,xx Comparison Data $xx,xx Variance +$xx,xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test : Loan Data $xx,xx Comparison Data $xx,xx Variance +$xx,xx.
The mortgage loan charges a brokerage/finder fee that exceeds xx% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than xx% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Tennessee (TN) state and the required disclosures are missing from the loan file as follow.
xx.Placement of Insurance Disclosure
xx.TN Consent to Disclosure of Insurance Information
xx.Choice of Agent/insurer
xx.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27724548	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated .xxx shows the subject mortgage was originated on x/.xx with MERS as nominee forxx Inc. Chain of Assignment is incomplete. No assignment has been found in the updated title report. Missing assignment to is xx. No active judgment or liens are found pending. According to updated title report, annual county taxes for the year of xx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more thanxx days. The last payment was received onxx. in the amount of $.,...... which was applied to xx The next due date is xx As per payment history, the current UPB is being reflected in the amount ofxx	Collections Comments:Loan is currently in bankruptcy. Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx According to chapter xx plan debtor shall pay the trustee in the amount of xx per month for the xx months. POC was filed on xx in the amount of xx with amount of arrearage xx.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of xx which was applied to xx The next due date is xx   As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment foreclosure is not initiated on the loan.
Reason for default is excessive obligations.
According to servicing comment subject property is owner occupied. According to servicing comment dated xx subject property is damage due to disaster (Hurricane). Borrower was received check#xx from American Integrity Ins Co of Florida Inc. in the amount of  xx. However, latest servicing comment does not show that repair has been completed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx According to chapter xx plan debtor shall pay the trustee in the amount of xx per month for the xx months. POC was filed on xx in the amount of xx with amount of arrearage xx.
Motion to dismiss the case was filed on xx
Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: ARM Index Margin Percent shows xx%. However, tape data shows xx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: ARM Lifetime Cap Rate is xx%. However, tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: ARM Lifetime Floor Percent is xx%. However, tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Borrower's First Name as    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The bankruptcy case# xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Tape data shows there is modification. However, review of loan file shows No.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: First rate Adjustment months reflected as xx months.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: The lender name is xx   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime Upward Rate Change Cap is xx%. however, tape daat shows xx%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Max rate at first Adjustment reflected as xx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The original appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: The original balance is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx     Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Postal Code as: xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Rate Adjustment Initial Cap percent is xx%. However, tape daat shows xx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Stated Maturity Date is xx however, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx% Comment: The stated remaining terms are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at FL State.
Following state disclosure are missing from the loan file. :-
xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Operative index value unable to be confirmed from the available loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,645.22	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1114414	xx	Unavailable	Not Applicable	15.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxx shows that the subject mortgage was originated on ..xx in the amount of xx which was recorded on ../xx with xx, its Successors and/or assignees”. The chain of assignment is incomplete as the current assignment should be with “xx”. There is a junior mortgage in the amount of $x.x.x which was recorded on ..xx with xx There is a child support judgment in the amount of xx which was recorded on ..xx in favor of xx. There is a mechanic lien in the amount of xx which was recorded on ..xx in favor ofxx. There is a civil judgment in the amount of xx which was recorded on ..xx in favor ofxx, a xx Second installment of xx county tax is due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for .. months. The last payment was received onxx in the amount of xx and that was applied for the due date .xx The next payment is due on .xx As per payment history, the current UPB isxx

Collections Comments:Available xx months servicing comments from xx till xx shows that foreclosure was initiated in the loan. File referred to the Attorney on xx As per latest comment dated xx foreclosure file placed on hold due to active bankruptcy same comment also reveals that once the Bankruptcy hold is lifted the account will proceed to the foreclosure. As per comment dated xx foreclosure sale date was scheduled on xx and foreclosure sale has been postponed due to the active bankruptcy. As per the collection comments dated xx the borrower stated that his reason for default is Curtailment of Income.
debtor had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx Creditor xx, N.A. filed Proof of Claim on xx shows the secured claim amount xx and an arrearage in the amount of xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx and unsecured portion amount is $xx. debtor yet not filed Motion for relief.
The Payment History dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx plus months. The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I as per payment history is xx and rate of interest as per tape data is xx %. The current unpaid principal balance is in the amount of xx. The borrower made his payment as per ARM payment and it is located on (
The evidences of current condition of the subject property are not available in the latest xx months servicing comments whereas; as per the available comments on xx the subject property has been occupied by the Owner and it is noted on xx

Foreclosure Comments:Available xx months servicing comments from xx till xx shows that foreclosure was initiated in the loan. File referred to the Attorney on xx and foreclosure put on hold due to debtor had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx As per latest comment dated xx foreclosure is on hold due to active Bankruptcy same comment also reveals that once the Bankruptcy hold is lifted, the account will  proceed for the foreclosure. As per comment dated xx foreclosure sale date was scheduled on xx and foreclosure sale has been postponed due to the active bankruptcy.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx As per chapter xx plan dated xx the debtor shall pay xx per month and then xx per month from xx The plan was confirmed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx.

Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per tape data Current Bankruptcy case number is xx and as per review it is xx. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per tape data did a Modification change note term is Yes and as per review it is no.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data last payment received date is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, Its Successors AND/OR Assignees   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per tape data Lender Name is xx, NA and as per review it is xx, Its Successors AND/OR Assignees   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per tape data lifetime upward rate change cap is xx % and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per tape data Maximum rate at first adjustment is xx % and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data MERS MIN Number is xx and as per review it is Unavailable.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Next payment change date is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per tape data Rate Adjustment Initial Cap Percent is xx % and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Referral date is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data S&C filing date is xx and as per review it is unavailable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per tape data stated maturity date is xx and as per review it is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower. Unsigned copy of Final Hud-xx is available in loan file. The same HUD-xx is considered to test the CE."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Below state disclosures are missing from loan file;
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55232113	xx	682	745	38.410%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$1,839.06	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on .x/xx with the lender xxwhich was recorded on ..xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx, x.x. which was recorded on x/x/xx. It should be with "xx.
No active judgments and liens have been found.
x and xth installment taxes for the year of xx have been paid in the amount of xx x and x installment taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower has been delinquent for ..+ days and the next payment is due for xx The last payment was received onxx/xx/xxxx in the amount of $.,...... which was applied for the due date xx The UPB reflected in the amount ofxx The current P&I is $.,...... and PITI is $.,.......	Collections Comments:As per the collection comments, the loan is currently in bankruptcy. According to the payment history as of xx the borrower is delinquent for xx months. The next due is on xx The last payment was received in the amount of xx which was applied for the due date was xx The UPB reflected in the amount of xx.
The loan has been modified once since origination. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the starting rate of interest xx% beginning from xx The new maturity date is xx xxs (borrower/debtor) filed bankruptcy under chapter xx with the case#xx  on xx debtor filed the chapter xx plan xx which is confirmed on xx The debtor shall pay to the trustee xx for xx months. The creditor xx, NA had filed the POC on xx with the secured claim of xx and the arrearage of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xxs had filed bankruptcy under chapter xx with the case#xx on xx As per the chapter xx plan which was filed on xx the debtor shall pay to the trustee the amount of xx per month for the period of xx months, starting from Feb xx, xx The creditor xx, NA had filed the POC on xx with the secured claim of xx and the arrearage of xx. The MRF was filed on xx	The loan has been modified once since origination. The loan was modified between the borrowerxxand the lender xx, N.A. on xx The UPB is xx. The borrower promises to pay P&I in the amount of xx with the rate of interest xx %, beginning from xx The maturity is xx	Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the PACER reports, thex.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:   Tape Value: xx, NA   Variance:    Variance %:    Comment: As per the note, the lender is   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the note, the Loan original maturity terms months are xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: No MERS MIN number in mortgage.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL $xx,xx $xx,xx -$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx(d)(xx) , transferred from xx CFR §xx(d)(xx) )
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey, However, the following state disclosures are missing from the loan file.

xx.NJ Application Disclosure
xx.Delivery Fee Authorization
xx.NJ Attorney Disclosure
xx.The unacceptability of Insurance Notice
xx.Attorney Disclosure II
xx.Tax Bill Information
xx.Private Well Testing
xx.Lock-In Agreement
xx.Commitment Disclosures
xx.Choice of Insurer Disclosure
																									Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88432891	xx	Unavailable	Not Applicable	26.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated .xxx, reflects that the subject mortgage was originated on x/.xx, with the lender xx and the borrower xx which was recorded on x/.xx. No assignment has been found. The current assignment is with the lender xx however, the missing assignment is to xx.
No active judgments or liens have been found against the borrower.
x installment of county taxes for the year of  xx  has been paid on ..xx in the amount of $x,xxx.xx.
x installment of county taxes for the year of  xx  has been paid on .xxxx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently delinquent for .. months and the next due date for payment is xx The last payment received date isxx/xx/xxxx and it is in the amount of $.,....... The UPB reflected in the latest payment history is in the amount ofxx The borrower has been maxxpayment as per ARM Note.

Collections Comments:The loan is currently in Bankruptcy and the next due date for payment is xx The last payment received date is xx and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx. The borrower has not been maxxpayment as per ARM Note.
The loan has not been modified since origination. The reason for default from the servicing comments is unable to be determined.
The borrower had filed bankruptcy under chapter-xx with the case# xx on xx and the last filing date is xx The Post-Petition due date is xx The POC was filed on xx with the POC amount xx and the amount of arrearage is xx. The Motion was filed on xx
The foreclosure was initiated on the subject property in xx The file was referred to an attorney on xx The Complaint was filed on xx The judgment hearing and entered dates are unavailable. The sale was scheduled on xx was put on hold due to bankruptcy. The borrower had filed bankruptcy on xx and the last filing date is xx The sale was scheduled on xxand was on hold because the borrower filed bankruptcy on xx Again the sale was scheduled on xx but it was put on hold because of bankruptcy.
The Complaint was filed on xx and the sale was scheduled on xx and it was put on hold because of loss mitigation.
The Complaint was filed on xx and the sale was scheduled on xx and it was put on hold because of bankruptcy.
The judgment hearing and entered date are unavailable. The sale scheduled on was put on hold due to bankruptcy. The borrower filed bankruptcy on xx and the last filing date is xx No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated on the subject property in xx The file was referred to an attorney on xx The Complaint was filed on xx The judgment hearing and entered dates are unavailable. The sale was scheduled on xx was put on hold due to bankruptcy. The borrower had filed bankruptcy on xx and the last filing date is xx The sale was scheduled on xxand was on hold because the borrower filed bankruptcy on xx Again the sale was scheduled on xx but it was put on hold because of bankruptcy.
The Complaint was filed on xx and the sale was scheduled on xx and it was put on hold because of loss mitigation.
The Complaint was filed on xx and the sale was scheduled on xx and it was put on hold because of bankruptcy.
The judgment hearing and entered date are unavailable. The sale scheduled on was put on hold due to bankruptcy. The borrower filed bankruptcy on xx and the last filing date is xx No damage pertaining to the subject property has been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx and the last filing date is xx The Post-Petition due date is xx The POC was filed on xx with the POC amount xx and the amount of arrearage is xx. The Motion was filed on xx

Not Applicable	Credit Report Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER the bk case number is xx. However, tape reflects xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current bankruptcy post petition due date , data provided is xx however audit value xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a Modification change note terms? , data provided is Yes however audit value is No.   Tape Source: Initial   Tape Type:
Field: First Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: First rate adjustment months , data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:, xx, xx   Tape Value: xx, NA   Variance:    Variance %:    Comment: Lender name , data provided is xx, NA however audit value , xx, xx   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lifetime upward rate change cap , data provided is xx% however audit value is xx%   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Max Rate at first adjustment , data provided is xx% however audit value is xx%   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mers min number , data provided is xx however audit value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next pay change date , data provided is xx however audit value xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Rate Adjustment Initial cap percent , data provided is xx however audit value is xx%   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per updated title the S&C filing date is xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CA state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Settlement date is different from note date (Lvl x) "As per Note the date is xx and the settlement date is xx/xx as the property is located in CA state."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57091072	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	8.000%	$1,227.29	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx with the lender xx Association in the amount of xx which was recorded on .xx
The chain of assignment has not been completed. The subject mortgage is with lender, “xx Association”. The correct assignment should be with “xx”.
There is a municipal lien for waste collection fees and street light assessments against the subject property in the favor of Bxxp for the amount of xx which was recorded on ..xx.
Annual town taxes for the year of xx are due in the amount of xx on .xxxx and annual county taxes for the year of xx are due in the amount of xx on .xxxx.
According to certificate of current property tax status located in the updated title report atxx, the combined annual taxes for the years from xx to xx are delinquent in the cumulative amount of xx The amount of delinquent taxes exceeds x% of the loan amount. The same document states this property will be scheduled for the September xx tax sale if the taxes are not paid by .xxxx. This can be cured by paying off above unpaid taxes with accrued interest and late charges.
According to the latest payment as of .xx the borrower has been maxxregular payments and the next due date isxx The last payment was received onxx. in the amount of $.,...... which was applied for the due date ofxx The unpaid principal balance is reflected in the amount ofxx The current interest rate as per the note terms isxx. % and P&I is $.,.......	Collections Comments:The current legal status of the loan is performing and the borrower has been maxxregular payments and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is reflected in the amount of xx. The current interest rate is xx % and P&I is xx. The reason for default mentioned as per the collection comment dated xx is excessive obligation. No foreclosure details have been found in the loan file and collection comment.
The borrower, “xx” had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The POC was filed by xx, N.A. on xx with the secured claim amount of xx and the amount of arrearage is xx.  According to Schedule-D of voluntary petition dated xx the amount of secured claim is xx and value of collateral is xx Hence, the unsecured portion is xx. According to Amended chapter xx plan dated xx the debtor shall pay the trustee xx per month for approximately xx months and arrearage in the total amount of xx with the monthly payment of xx. Motion for relief from stay was filed on xx According to same document, the post-petition payments arrearage due is in the amount of xx. Order of motion for relief from stay was granted on xx As per the Stipulation agreement dated xx the automatic stay dated xx is vacated and the automatic stay as to xx, N.A. by xx was reinstated.
According to chapter xx standing trustee’s final report and account dated xx and notice of final cure payment dated xx the debtor had paid the arrearage in the amount of xx. The case was discharged on xx and was terminated on xx According to comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, “xx” had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The POC was filed by xx, N.A. on xx with the secured claim amount of xx and the amount of arrearage is xx.
According to Schedule-D of voluntary petition dated xx the amount of secured claim is xx and value of collateral is xx Hence, the unsecured portion is xx.
According to Amended chapter xx plan dated xx the debtor shall pay the trustee xx per month for approximately xx months and arrearage in the total amount of xx with the monthly payment of xx. Motion for relief from stay was filed on xx According to same document, the post-petition payments arrearage due is in the amount of xx. Order of motion for relief from stay was granted on xx As per the Stipulation agreement dated xx the automatic stay dated xx is vacated and the automatic stay as to xx, N.A. by xx was reinstated.
According to chapter xx standing trustee’s final report and account dated xx and notice of final cure payment dated xx the debtor had paid the arrearage in the amount of xx. The case was discharged on xx and was terminated on xx
This Temporary modification agreement was made between Borrower “xx’ “xx, N.A.” on xx As per the modified terms, the new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx% beginning from xx with a maturity date xx
As per the document located at (xx_Borrower Correspondence xx xx), the temporary modification will expire on xx Currently, the borrower is maxxpayment as per Note terms.
Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Origination Appraisal Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: The bankruptcy case #xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The last payment received date is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx  Tape Value: xx, NA   Variance:    Variance %:    Comment: As per Note, the lender is xxTape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan original maturity term months are xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: The original balance is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: The property street address is xx    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from loan documents."	* Application Missing (Lvl x) "Final Loan Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is not signed by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90849331	xx	Unavailable	Not Applicable	31.064%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$32,411.44	6.000%	$1,025.28	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx which was recorded on ..xx with MERS as nominee for New xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are multiple active civil judgments against subject property which is in the total amount x xx
There are three IRS liens against the borrower which is in the total amount of xx recorded on different date and filed by xx.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx toxx/xx/xxxx states that the borrower has been delinquent for more than .. days. The last payment was received in the amount of $.,...... which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided payment history is in the amount ofxx	Collections Comments:The loan is in collections. Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xxForeclosure was put on hold due to loss mitigation. No further information has been found regarding the foreclosure.
Review of the payment history available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xxForeclosure was put on hold due to loss mitigation.  No further information has been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowersxx and xx on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx  and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization Term months is xx Tape Source: Initial Tape Type:
Field: Borrower #xx First Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: Broorwer #xx First Name Not Applicable however the taped tada shows    Tape Source: Initial   Tape Type:
Field: Borrower #xx Last Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: Brrrower #xx Last Name is Not Applicable however the tape data .   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of Last modification is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan originaal Maturity term months is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String reversed is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Brokerage/Finder Fee Test: FAIL loan data $xx,xx, comparison data $xx,xx and variance +$xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in TN state. The following required State disclosures are missing from the loan file.
xx.Placement of Insurance Disclosure
xx.Availability of Title Insurance
xx.TN Consent to Disclosure of Insurance Information
xx.Choice of Agent/insurer
																									xx.Insurance Solicitation/Post Commitment"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65472827	xx	Unavailable	Not Applicable	46.944%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$2,408.15	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx in the favor of MERS as nominee xx for the amount of xx which was recorded on ..xx with xx
According to the updated title report dated .xxxx, the chain of the assignment has not been completed. The last assignment is fromxx by Its xx toxx which was recorded on ..xx. The last assignment should be with xx.
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for the year of xx have been paid in the amount of $x,xxx.xx on ../xx. No prior year delinquent taxes have been found.
According to the latest payment history as of .xx the borrower is currently delinquent for .. months and the next due date isxx The last payment was received onxx/xx/xxxx in the amount of $.,...... which was applied for the due date ofxx Payment history does not reflect the UPB. The unpaid principal balance as per tape data is in the amount ofxx The current interest isxx.% and P&I is $.,.......	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx Payment history does not reflect the UPB. The unpaid principal balance as per tape data is in the amount of xx. The current interest is xx% and P&I is xx. According to comment dated xx the foreclosure has been initiated and file was referred to an attorney on xx File was put on hold due to bankruptcy filing.
The borrower, xx” had filed the bankruptcy under chapter xx with the case # xx on xx and the plan was confirmed on xx The creditor had filed POC for the secured claim amount of xx and amount of arrearage is xx.
According to chapter xx standing trustee’s amended final report dated xx the debtor had paid arrearage in the amount of xx to creditor, “xx”. The case was discharged on xx and was terminated on xx
The borrower,xx” had filed the bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx. Amended POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx. Deadline due for POC filing is xx
Notice of Mortgage Payment Change was filed on xx No further activity has been found on PACER.
According to comment dated xx the subject property had damaged on xx The water pump of property has been broken. The estimated amount of loss is xx. The insurance claim has been filed by the borrower with claim #xx The comment dated xx states that the check (#xx) in the amount of xx has been received on xx from GEICO property insurance which was deposited on xx Insurance Depreciation amount is xx. First draw in the amount of xx was disbursed on xx The second draw has been issued on xx for the amount of xx. The comment dated xx states that the borrower was ready for xx% inspection and request for xx% inspection has been submitted. The comment dated xx states that the subject property is good condition with no noted repairs. However, no further comment has been found in the collection comment stating that xx% repair has been completed and the final draws has been disbursed.

Foreclosure Comments:According to comment dated xx the foreclosure has been initiated and file was referred to an attorney on xx File was put on hold due to bankruptcy filing.
The borrower, “xx” had filed the bankruptcy under chapter xx with the case # xx on xx and the plan was confirmed on xx
Bankruptcy Comments:The borrower,xx” had filed the bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx. Amended POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx. Deadline due for POC filing is xx
According to order confirming plan dated xx the debtor is directed to pay to the Trustee on or before the xxTH day of each month, the sum of xx monthly for months xx through xx, the sum of xx monthly for months xx through xx, and the sum of xx monthly for months xx through xx, for a total period of xx months. According to amended chapter xx plan dated xx the arrearage to be paid is in the amount of xx with the monthly payment of xx for xx months, then xx for xx months.
Notice of Mortgage Payment Change was filed on xx No further activity has been found on PACER.
This modification agreement was made between the borrower, "xx" and the lender, "xx" on xx The new modified principal balance is xx. The borrower promises to make interest only payment in the amount of xx with the interest rate of xx% beginning from xx for xx months period. Beginning with month xx, the monthly payment will consist of principal and interest till the maturity date of xx	Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: The loan was modified on xx Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No details have been found.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Note has interest only period and P&I.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Corinthian Court Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx Corinthian Court. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland state. However, the following disclosures are missing.
xx.Affidavit of Consideration
xx.Affidavit of Disbursement
xx.First Time Buyers Affidavit
xx.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
xx.Balloon Payment
xx.No Escrow Account
xx.Mandatory Binding Arbitration Disclosures
xx.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to be calculated as supportive document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,630.63	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94592607	xx	Unavailable	Not Applicable	37.459%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$876.36	xx/xx/xxxx	Financial Hardship	The review of updated title report dated .xxx shows that the subject mortgage was originated on x/.xx with x xx. The chain of assignment has not been completed the current assignee does not shown in the updated title report; however it should be with the " xx
Active judgments and liens;
x) One Hospital Medical lien - Judgment has been found pending against thexx it was recorded on ..xx in the amount of xx which is in the favor of “xx.
x) State Tax has been found pending against thexx, it was recorded on ..xx in the amount of $xx,.x.xx which is in the favor of “xx”.
x) State Tax has been found pending against thexx, it was recorded on ..xx in the amount of $x,xxx.xx which is in the favor of “xx”.
x) State Tax has been found pending against thexx, it was recorded on ..xx in the amount of $x,xxx.xx which is in the favor of “xx”.
x) State Tax has been found pending against thexx, it was recorded on ..xx in the amount of $x,xxx.xx which is in the favor of “xx”.
xx x Installment of Combined Taxes has been paid in the amount of $x,xxx.xx on ..xx and x installment paid in the amount of xx on ../xx. No prior years delinquent taxes found.
According to a review of the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received date isxx/xx/xxxx and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:The borrower is currently performing and the next due date for payment is xx The last payment was received date is xx and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx. The reason for default is illness of family member. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:debtor xx had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx and it was discharged on xx and terminated on xx POC was filed by SRMOF xx Trust on xx in the secured claim amount xx and an arrearage in the amount of xx. MFR evidences not reflected on the PACER report. Schedule D of voluntary petition does not reflect any unsecured claim.	Loan Modification agreement was made between (Borrower) , not in its(Lender) on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per tape data Amort. term months (CE, S&P) are xx months and as per review it is xx months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per tape data Doc Data Balloon Indicator is Yes and as per review it is No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data Doc Date of Last Modification is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per tape data payment history string is xx and as per review it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD State. The following state disclosures are missing in the loan files.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17904106	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx and which was recorded on ..xx with the  in the amount of xx  with xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
Active liens and judgments against the borrower as follows:
There are three civil judgments against the borrower in the total amount of xx and in favor of xx which were recorded on different dates.
There is a Civil judgment against the borrower in the amount of xx and in favor of xx which was recorded on x/x/xx.
There are four hospital liens against the borrower in the total amount of xx and in favor of xx which were recorded on different dates.
There is a civil judgment against the borrower in the amount of xx and in favor of xx which was recorded on x/.xx.
There is a civil judgment against the borrower in the amount of xx and in favor of xx which was recorded on x/x/xx.
There are four civil judgments against the borrower in the total amount of xx and in favor of xx xx which were recorded on different dates.
Hospital lien against the borrower in the amount of xx and in favor of xx which was recorded on ..xx.
There are two hospital liens against the borrower in the total amount of xx and in favor of xx which were recorded on different dates.
There is a civil judgment against the borrower in the amount of $x,x and in favor of xx which was recorded on x/.xx.
There is a civil judgment against the borrower in the amount of xx and in favor ofxxL which was recorded on ..xx.
There is a civil judgment against the borrower in the amount of xx and in favor of xx (x) x.x. which was recorded on x/xxx.
Annual combined taxes for the year of xx have been paid in the amount of xx NO prior year delinquent taxes have been found
According to the review of payment history as of xx the borrower has been current with the payments. The last payment was received onxx/xx/xxxx which was applied for the due date ofxx. and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of $.,....... The UPB reflected in the amount of xx	Collections Comments:The loan is currently performing. According to the review of payment history as of xx the borrower is current with the payments.
As per the comment dated xx the reason for default is curtailment of income.
As per the servicing comment dated xx the subject property is owner occupied. As per the comment dated xx the property roof was damaged. As per the comment dated xx the insurance claim was filed. As per the comment dated xx loss draft check was received on xx in the amount of xx with the check #xx However, no further details have been found whether the repairs have been completed or not. As per the latest comment dated xx no damages are noted for the subject property.

The borrower’s intention is to keep the property.

Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The amended chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of xx for xx months and xx for xx months. As per the trustee’s final report asserted claim was in the amount of xx. However, allowed claim was in the amount of xx and the debtor paid the same amount through the plan. The case was discharged on xx	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Forbearance Plan Start Date Loan Value: Unavailable Tape Value: xx |---| |----| Comment: No details have been found regarding forbearance plan start date. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: No Verification of Stated Assets   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the loan file review the loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan does note contain negative amortization.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-xx Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: As per the HUDxx purpose of refinance is Debt Consolidation. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE is moderate as the loan is failing TILA Finance Charge Test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx"
* ComplianceEase TILA Test Failed (Lvl x)     "CE is moderate as the loan is failing TILA Finance Charge Test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx"
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosures are missing from the loan file.

xx.TX Loan Agreement Notice
xx.Commitment Requirement/Anti-Tying
xx.TILA Disclosures in Spanish
xx.Home Equity Consumer Disclosure
xx.Home Equity Loan Interest and Fees Preclosing Disclosure
xx.Home Equity Loan Copies of Documents
xx.Home Equity Loan Rescission Notice
xx.Fair Market Value of Homestead Property Acknowledgment
xx.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
																									xx.Construction Loan Disclosure"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17422824	xx	Unavailable	Not Applicable	37.836%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$624.22	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated .xxxx the subject mortgage was originated on ..xx with the lender xx. in the amount of xx which was recorded on ..xx.
The chain of assignments has not been completed. Currently, the assignment is from Mortgage
xx., as Nominee for xx., Its Successors and assigns to  II xx-x  xx, not In Its Individual . The assignment should be with xx.

No active judgments and liens have been found.
First installment combined taxes of xx have been paid in the amount of $x..xx and Second installment has been due in the amount of $x..xx which will due for .xxxx.

As per the review of payment history as of .xx the borrower is current with the loan and next due date isxx The last payment was received onxx in the amount of xx which was applied forxx The current P&I isxx.. and PITI is xx. The UPB reflected in the payment history is in the amount of xx

Collections Comments:The borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx the reason for default is illness of family member.
The loan has been modified, the modification agreement was made between Borrower xx and Servicer  xx  LP on xx
The foreclosure and bankruptcy details have not been found in collection comments and loan files.
As per comment dated xx the subject property is owner-occupied.
The borrower intends to keep the property.
As per comment dated xx the interior BPO report reflects the estimated cost of repairs is xx and the exterior cost of repair is xx. Hence, cost of repairs totaling in the amount of xx. The nature of damage is unable to determine. The BPO reports have not been found. The details regarding repairs and insurance have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Borrower xx and Servicer xx x on xxThe reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx% beginning from xx with a maturity date xx The interest bearing amount is xx. There is no deferred balance and principal forgiven amount.

Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last mod is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The is Fixed rate,   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: Idaho Fls Tape Value: Variance: Variance %: Comment: The property city is Idaho fis. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xx,xx and comparison data is $xx,xx; hence, the variance is -$xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Idaho State. The following required State disclosures are missing from loan files:
xx. Hazard Insurance Disclosure
xx. Federal Consumer Credit Protection Act Disclosure
xx. Insurance Freedom of Choice Disclosure"
																									* Settlement date is different from note date (Lvl x) "As per Note, note date is xx/xx. However, final HUD-xx shows the settlement date is xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53003439	xx	Unavailable	Not Applicable	49.986%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$773.14	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on ..xx with the lender MERS as nominee for xx, which was recorded on x/x/xx.
The chain of the assignment has not been completed. The current assignment is with xx,  Not in Its Individual or BanxxCapacity, Butxx xx, which was recorded on x/.xx. However, it should have been with xx.
There is a credit card judgment against the borrowerxx in the favor of xx, in the amount of $x which was recorded on x/.xx.
There is a credit card judgment against the borrower xxin the favor xx, in the amount of $xx which was recorded on ..xx.
There is a credit card judgment against the borrower xxin the favor of xx in the amount of xx which was recorded on ..xx.
The annual combined taxes of xx have been paid in the amount of $x.
No prior's delinquent taxes have been found.
Review of the payment history as ofxx. shows that the borrower has been delinquent for . months and the next due date for the payment is .xx The last payment was received onxx/xx/xxxx in the amount of xx, which was applied for .xx The current UPB taken as per the tape data is xx	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx shows that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of xx, which was applied for xx The current UPB taken as per the tape data is xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER report, the borrower xx had filed the bankruptcy under Chapter xx with the case#xx on xx The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. As per order confirming Chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The date of the last filing of bankruptcy was xx	The loan modification was done on xx between the borrower xx and xx LP. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the interest rate of xx % beginning from xx The new maturity date is xx The interest bearing is in the amount of xx.
The prior modification was done on xx
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: The amortization term months is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: There is no forbearnace plan.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The loan original maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note, the property address is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of New Carolina. The following required state disclosures are missing from the loan file:
xx. Amortization Schedule Disclosure.
xx. Credit Property Insurance Disclosure.
xx. Fee Agreement.
xx. Priority of Security Instrument Disclosure.
xx. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60370729	xx	Unavailable	Not Applicable	28.902%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$23,143.37	5.000%	$261.11	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx with MERS as nominee for xx, in the amount of $ xx which was recorded on ..xx with the Instr |xx
The chain of assignment has not been completed. The current assignment is with xx, not in itsxx but xxII xx-x Trust, which was recorded on ..xx. However, it should have been with the xx.
There is a civil judgment against the borrower Gerard J Plaisance in the favor of State Of Louisiana, the amount of $x which was recorded on ..xx.
The combined annual taxes for the year  xx  have been paid total in the amount of $x..xx.
No prior year's delinquent taxes have been found.
Review of the payment history as of xx the borrower is current with the loan and the next due for regular payment is xx The last payment was received onxx. in the amount of xx, which was applied for xx As per tape data, the current UPB reflecting is in the amount of xx The borrower had made the last payment as per the modification agreement which was executed on xx	Collections Comments:According to the servicing comments, the loan is currently performing.

Review of the payment history as of xx the borrower is current with the loan and the next due for regular payment is xx The last payment was received on xx in the amount of xx, which was applied for xx As per tape data, the current UPB reflecting is in the amount of xx. The borrower had made the last payment as per the modification agreement which was executed on xx

Reason for default is an excessive obligation.

According to the servicing comment dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per servicing comments, the foreclosure was initiated in xx and the file was referred to an attorney on xx; however, it was put on hold due to forbearance plan.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower xx with the Servicer xx LP on xx
As per the modified term, the new principal balance is xx. As per modification, the deferred balance is xx and the interest bearing amount is xx.The borrower promises to pay the monthly P&I of xx with the interest rate xx %; beginning from xx, the new maturity date is xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per note document the amortization term months (CE, S&P) is xx Tape Source: Initial Tape Type:
Field: Borrower #xx Middle Name   Loan Value: xx   Tape Value: B   Variance:    Variance %:    Comment: As per note document the borrower#xx middle name is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per modification document the last modified date is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xxm. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Louisiana. However, the following state disclosures are missing from the loan file:
xx. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
xx. Anti-Tying Disclosure.
xx. Financial Institution Choice of Insurance Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36192856	xx	Unavailable	Not Applicable	14.294%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$37,870.54	6.500%	$1,284.02	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx in favor of MERS as nominee for xx and also was recorded on ..xx.
The chain of assignment is incomplete. The latest assignment of mortgage is with xx, , not in its xx but xxII xx-xtrust and it was recorded on ..xx. However, it should be with xx.
Active judgments or liens have been found pending are as follows:
x) Civil judgment against the borrower xx in favor ofxx in the amount of $ xx,xxx.xx and it was recorded on ..xx.
x) Civil judgment against the borrower xx in favor of xx in the amount of $x,xxx.xx and it was recorded on ..xx.
x) Civil judgment against the borrower xx in favor of xx. in the amount of $x,xxx.xx and it was recorded on ..xx.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.
Provided payment history as of .xx reveals that the loan is performing. The next due date for the payment isxx The last payment ofxx was received onxx in the amount of $.,....... The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount ofxx	Collections Comments:Loan is performing. Provided payment history from xx to xx reveals that the loan is performing. The next due date for the payment is xx The last payment of xx was received on xx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default is unable to be determined. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx and the plan was confirmed on xx The bankruptcy case was discharged on xx and also got terminated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx on xx and the plan was confirmed on xx The bankruptcy case was discharged on xx and also got terminated on xx
According to the chapter xx plan dated xx the debtor shall pay to the trustee the sum of xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of xx.
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx. No information regarding cram down has been found in the bankruptcy case.
Loan Modification agreement was made between borrowers xxr with xx LP on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: As per tape data amortization term months (CE, S&P) is xx, however according to collection comment it is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data amortization term months (CE, S&P) is xx however according to collection comment it is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data forbearance plan start date is xx however according to collection comment it is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Assets   Variance:    Variance %:    Comment: As per tape data loan documentation type is no verif. Stated assets, however according to collection comment it is full documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per tape data loan original maturity term months is xx, however according to collection comment it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to Bona Fide Discount Points Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the bona fide discount points test. (NC §xx-xxA (c)(xx)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of North Carolina. The following state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
																									Attorney Selection Disclosure"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84639630	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$165,378.06	5.500%	$2,434.25	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx and which was recorded on ..xx with the in the amount of xx. The chain of assignment is incomplete. Currently, the mortgage is with xx which was recorded on ..xx. The last assignment should be with ‘xx’. There is civil judgment against the borrower in the amount of which was recorded on x/.xx in favor of xx . The x and x installment county taxes of the year xx have been paid in the total amount of No delinquent taxes have been found.	Review of updated payment history datedxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of xx for the due date ofxx The next due date isxx The payment history reflects current unpaid principal balance is in the amount of $...,...... and modified deferred amount isxx The Borrower made the last payment as per the modification terms with interest rate ofxx% and modified P&I xx.	Collections Comments:The loan is currently performing. As per the comment dated xx the reason for default is excessive obligations. As per the servicing comment dated xx the subject property is owner occupied. No damage or repairs have been found. The borrower’s intention is to keep the property.

Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx% and modified P&I xx.

Review of loan file and collection comment stated that the foreclosure was initiated in xx The foreclosure file was referred to attorney on xx The document (located-xxLOAN#xx) shows that Trustee’s Deed upon sale which was recorded on xx with instru#xx The document reflects that property sold to ‘xx’ with successful bid amount xx The Rescission of trustee’s deed upon sale dated xx and shows that this sale was canceled and Deed of trust shall remain full force and effect and maintains its rightful priority as if said Trustee’s Deed upon Sale had not been made or given. No further information has been found regarding foreclosure filing.

Bankruptcy was filed by “xx” under the chapter xx case#xx date xx The bankruptcy was discharged on xx and got terminated on xx

Foreclosure Comments:Review of loan file and collection comment stated that the foreclosure was initiated in xx The foreclosure file was referred to attorney on xx The document (located-xxLOAN#xx) shows that Trustee’s Deed upon sale which was recorded on xx with instru#xx The document reflects that property sold to ‘xx’ with successful bid amount xx The Rescission of trustee’s deed upon sale dated xx and shows that this sale was canceled and Deed of trust shall remain full force and effect and maintain its rightful priority as if said Trustee’s Deed upon Sale had not been made or given. No further information has been found regarding foreclosure filing.
Bankruptcy Comments:
Bankruptcy was filed by “xx” under the chapter xx case#xx date xx The bankruptcy was discharged on xx and got terminated on xx
The loan modification agreement was made between “xx and lender ‘ xx LP’ (Lender) effective date is xx The first modified payment had begun xx and the new maturity date will be xx The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx% and modified P&I xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: Amortization term months are xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note the loan contains Balloon provision.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Document date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx% Comment: Loan original maturity term months are xx Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx is missing from the loan file. And there are no estimated HUD-xx / Itemization of fees available in file."
* Lost Note Affidavit (Lvl 3) ""Original note is damaged / lost, and lost note affidavit found in the loan file at locator "xx_xx_LOAN #pgxx". However a duplicate copy available in loan files.""	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* LTV or CLTV exceeds xx% (Lvl x)     "Original LTV is more than xx%"
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosures are missing from the loan file. xx.Impound Account Disclosure xx.Cosigner Notice xx.Private Mortgage Insurance Disclosure xx.Earthquake Disclosure forCondominiums xx.Hazard Insurance Disclosure xx.Insurer RecommendationDisclosure xx.CA Fair Lending Notice xx.Anti-Tying Disclosure xx.Privacy Notice xx.Notice of Right to Copy of Appraisal xx.Application for Credit-Married Persons xx.Fair Debt Collection Notice xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49534147	xx	Unavailable	Not Applicable	40.412%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$5,702.24	4.000%	$760.03	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated .xxxx reflects that the subject mortgage was originated on ..xx with the lender MERS as nominee for xx in the amount of xx which was recorded on ..xx.
The chain of the assignment has not been completed. The latest assignment is withxx which was recorded on ..xx. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of xx have been paid in the amount of xx and first combined taxes for the year of xx are due on .xxxx in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of .xx the borrower is current with the loan and the next due date for the regular payment isxx The last payment was received onxx in the amount of xx, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation. The borrower wants to retain his property.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
The comment dated xx reveals that based on the exterior report. The subject property was in fair condition with the estimated repairs of xx. The comment also said that there was no claimable insurance was observed; however, the comment dated xx the exterior report does not show any damage to the subject property and subject property was in fair condition with no repairs. As per the comment dated xx the borrower wanted to make arrangements to cure the loan with a repayment; however, the borrower needs roof repairs. The borrower said that he was self-employed and his property was affected by the storm and his roof was damaged and the insurance company and FEMA denied him. Hence, the borrower had to pay the repair from his pocket. No further comments regarding date of loss, insurance claim, and loss draft have been found from the collections comments;  however, as per the property inspection report dated xx located at “xx”, the subject property was occupied by the owner and it was in good condition also the comment dated xx the subject property has been occupied by the owner .

Update-
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made between Borrower xx and lender xx LP., on xx The borrower promises to make a monthly payment of xx with the rate of interest xx%, beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of xx. The lender has deferred the principal balance in the amount of xx. Hence, the interest-bearing amount is xx.	Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: Amortized term is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Borrower #xx First Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: Borrower #xx last name is NA, tape shows    Tape Source: Initial   Tape Type:
Field: Borrower #xx Last Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: Borrower #xx last name is NA, tape shows    Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value: N   Variance:    Variance %:    Comment: Borrower #xx last name is NA, tape shows N   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last mod is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Forbearance plan start date is NA, tape shows xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan maturity term is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl x) "CE Risk Indicator is Significant as the loan is failing for GAFLA xx/xx High Cost Home Loan Points and Fees Threshold Test:FAIL Charged $xx,xx Allowed $xx,xx Over By +$xx,xx Seller Credit of $xx,xx has been applied First to Non PPFC Fees and than to PPFC Fees, however SOL to make any claim is Five years and that the Note Date is xx. SOL has been expired.

Fees Included -
Loan Origination Fee $xx
Loan Discount Fee $xx
GA Residential Mor. Loan Fee $xx
Max Prepayment Penalty Amount $xx,xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl x)     "GAFLA xx/xx High Cost Home Loan Points and Fees Threshold Test:FAIL Charged $xx,xx Allowed $xx,xx Over By +$xx,xx Seller Credit of $xx,xx has been applied First to Non PPFC Fees and than to PPFC Fees, however SOL to make any claim is Five years and that the Note Date is xx. SOL has been expired.

This loan has terms that exceed the high-cost home loan points and fees threshold. (GA SB xx xx-xxA-xx(xx),(xx)(B)) The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed: xx percent of the total loan amount if the total loan amount is more than $xx,xx.

Fees Included -
Loan Origination Fee $xx
Loan Discount Fee $xx
GA Residential Mor. Loan Fee $xx
Max Prepayment Penalty Amount $xx,xx"
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "The subject property is located at Georgia State. The "Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)" is located at "xx_xx_LOAN pg#xx"; however, the Disclosure of Additional Fees is missing from the loan file."		Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6252240	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$21,183.15	5.000%	$192.88	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on ..xxxx and recorded on ..xxxx with the lender xx, Ltd for the amount of xx
The chain of assignment has been incomplete. Currently, the assignment is from xx, a xx which was recorded on ..xxxx; however, the missing assignment is to xx.
There is an active civil judgment against the borrower in the xxof Courts in the amount of $xxx.xx which was recorded on ..xx.
First Combined taxes for the year of xx have been paid on .xxxx and Second taxes are due on .xxxx in the amount of first is $xxx.xx.
No, any prior year delinquent taxes have been found.
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is reflected in the amount of xx	Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income. The borrower wants to retain his property.
The comment dated xx reveals that the debtor said that he had not filed bankruptcy. The bankruptcy was filed by her daughter for the automobile loan under chapter  xx with the case#xx on xx and the bankruptcy was discharged on xx and fully terminated on xx
As per BPO report dated xx located at “xx” shows that the subject property was occupied by the owner and it was in fair condition. The interior damages include damage to exterior painting, wood and trim repair in the amount of xx pay driveway repair in the amount of xx roof repair in the amount of xx and interior cosmetics, flooring and pair in the amount of xx. The property needs repairs total in the amount of xx.  As per the exterior report dated xx located at “xxLOAN.pdf pg#xx”,  the subject property has been occupied by the unknown and it was in fair condition. No pertaining damage to the subject property has been found. No comments regarding date of loss, insurance claim, and loss draft have been found from the collections comments. As per the comment dated xx the subject property has been occupied by the owner. The latest interior BPO report is needed to validate the repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since origination. The modification agreement was made on xx between the borrower "xx" and lender " xx Lp”. As per the modified terms, the new principal balance is xx. There is Deferred Principal Balance in the amount of xx. Hence, the Interest Bearing Principal Balance is in the amount of xx. The borrower has promised to pay monthly P&I in the amount of xx with the fixed interest rate of xx% beginning from xx till maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: The bankruptcy was not filed for the subject property. The borrowers daughter had filed bankruptcy for the automobile loan under chapter xx with the case#xx on xx and the bankruptcy was discharged on xx and fully terminated on xx Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The bankruptcy was not filed for the subject property. The borrowers daughter had filed bankruptcy for the automobile loan under chapter xx with the case#xx on xx and the bankruptcy was discharged on xx and fully terminated on xx   Tape Source: Initial   Tape Type:
Field: Borrower #xx First Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: There is only one borrower in the note.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Last Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: There is only one borrower in the note.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The bankruptcy was not filed for the subject property. The borrowers daughter had filed bankruptcy for the automobile loan under chapter xx with the case#xx on xx and the bankruptcy was discharged on xx and fully terminated on xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter xx   Variance:    Variance %:    Comment: The bankruptcy was not filed for the subject property. The borrowers daughter had filed bankruptcy for the automobile loan under chapter xx with the case#xx on xx and the bankruptcy was discharged on xx and fully terminated on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification, the doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Negamortization term.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
xx.Equal Credit Availability NoticeAnti-Tying Disclosure
xx.Insurance Tying Disclosure
xx.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71928757	xx	Unavailable	Not Applicable	46.667%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$174,597.82	5.500%	$3,381.52	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx, shows that the subject mortgage was originated on x/.xx with the lender MERS as nominee for xx which was recorded on x/.xx with the xx
The chain of assignment has not been completed. Currently, the mortgage is with xx, Not in Its I, But xx as Trustee f-x Trust which was recorded on x/.xx. However, it should be with xx.
There is a senior mortgage originated on x/.xx in favor of xx in the amount of xx Which was recorded on x/.xx.
 No active liens and judgments have been found.
x installment of borough jurisdiction tax of xx has been paid in the amount of xx on ../xx.
x installment of borough jurisdiction tax of xx has been paid in the amount of xx on x/./xx.
x installment of borough jurisdiction tax of xx has been paid in the amount of xx on ..xx.
xth installment of borough jurisdiction tax of xx has been paid in the amount of xx on .xxxx.
Annual installment of utility jurisdiction tax of the year xx has been past due(under xx days) in the amount of $xxx.xx on .xxx.	According to the review of payment history as of xx the borrower is delinquent for .. months. The last payment was received onxx. which was applied for the due date ofxx. and the next due date for payment is .xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount ofxx	Collections Comments:As per the review of the servicing comments, the loan is in the collections and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.
The loan modification agreement was made between the borrower Anne Nicole Picot and the lender xx, National Association on xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx% and new P&I is in the amount of xx beginning from xx The maturity is xx The interest-bearing amount is xx and deferred balance is xx. There is no provision for the balloon payment. Previously the loan was modified in the year of xx
As per the comment dated xx the reason for default is the borrower's son was in an accident and also lost a tenant which reduced her rental income.
The foreclosure was initiated. As per the comment dated xx, the file was referred to an attorney on xx As per the comment dated xx the complaint was filed on xx However, as per the comment dated xx the foreclosure was put on hold due to loss mitigation workout and the trial payment plan was given to the borrower. No further details have been found.
As per the collection comments, the bankruptcy has not been filed.
As per the comment dated xx the property had water damage. The estimated repair cost is xx. Nature of damage and date of loss is unavailable. No further details have been found whether the repairs have been completed or not. However, as per the latest inspection report dated xx located at “xx”, no damages have been found and the subject property is in fair condition.
As per the latest inspection report located at “ xx ,” the subject property has been occupied by the unknown party with the fair condition. The borrower’s intention is to keep the property.
Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx, the file was referred to an attorney on xx As per the comment dated xx the complaint was filed on xx However, as per the comment dated xx the foreclosure was put on hold due to loss mitigation workout and the trial payment plan was given to the borrower. No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower xxand the lender xx, National Association on xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx% and new P&I is in the amount of xx beginning from xx The maturity is xx The interest-bearing amount is xx and deferred balance is xx. There is no provision for the balloon payment. Previously the loan was modified in the year of xx	Credit Report HUD-xx Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Document date of last modification is xx Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the trial modification plan start date is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the interest only addendum the loan contains xx months interest only period.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: Radian   Variance:    Variance %:    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx%   Variance:    Variance %:    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the note original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xx Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "As per HUD, Points and fees are hand written."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
xx. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
xx. NY Interest Rate Disclosure.
xx. NY Hazard Insurance  Disclosure.
xx. Tax Escrow Account Designation.
xx. Mortgage Bankers and Exempt Organizations Preapplication.
xx. Co-Signer Notice Requirements.
xx. Default Warning Notice.
xx. Commitment Disclosure.
xx. Lock-in Disclosure.
xx. Expiration of Lock-in or Commitment Period."
																									* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to be determined."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56496591	xx	Unavailable	Not Applicable	28.551%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$28,390.60	5.125%	$435.59	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx and was recorded on ..xx with xx in the amount of $ xx with MERS as xx
The chain of assignment has not been completed. Currently, the mortgage is with xx, xx, Not In Its xx Butxx which was recorded on x/.xx. It should be xx.
There is a judgment in the favor of xx for the amount of xx which was recorded on ..xx
Annual taxes for the year of xx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent forxx+days and the next payment is due for .xx The last payment was received onxx. in the amount of xx which was applied for .xx The UPB is xx
The P&I is xx and PITI is xx.

Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for xx The foreclosure was initiated and the file was referred to an attorney on xx NO further details have been found. As per the comment dated xx the sale was scheduled for xx The borrower xx had filed bankruptcy under chapter- xx with the case# xx on xx and FC was placed on hold. According to the review of the PACER report, the borrower xx had filed bankruptcy under chapter- xx with the case# xx on xx The plan confirmed on xx The RFD is unable to be determined. As per the comment dated xx the property is owner-occupied. The borrower wants to retain the property.
As per the comments, the property had damages. The nature of damage has not been mentioned. The estimated cost of repairs is xx. As per the latest comments, the damages have been repaired.

Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx No further details have been found. As per the comment dated xx the sale was scheduled for xx The borrower  xx had filed bankruptcy under chapter- xx with the case# xx on xx and FC was placed on hold.
Bankruptcy Comments:According to the review of the PACER report, the borrower xx had filed bankruptcy under chapter- xx with the case# xx on xx The plan confirmed on xx The POC was filed on xx with its secured amount xx and the arrearage amount is xx.The post-petition date is xxThe schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.	The modification agreement was made between Lender xx LP and Borrower xx on xx The new modified principal balance as per modification is in the amount of xx, The borrower promises to pay xx monthly with modified interest rate of xx % beginning from xx with a maturity date of xx The deferred balance is xx and interest bearing amount is xx. The loan was previously modified on xx
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: The doc date modification is xx Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: there is forbearance agreement   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxxMMMM   Tape Value: xx   Variance:    Variance %:    Comment: The payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMxxMxx   Tape Value: xx   Variance:    Variance %:    Comment: The payment string is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Georgia , following disclosures are missing from the loan files.

xx. Waiver of Borrowers Righthand Closing Attorney Affidavit
xx. Disclosure of Additional Fees"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52907912	xx	Unavailable	Not Applicable	13.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated .xxxx, the subject mortgage was originated on ..xx in the amount of xx with the lender MERS as nominee for xx which was recorded on ..xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on x/.xx. However, it should be with xx.
No active judgments and liens have been found.
Annual combined taxes for the year of xx have been paid in the amount of xx
Annual school taxes for the year of xx have been paid in the amount of xx

No delinquent taxes have been found for the prior year.
As per the review of the payment history, the borrower has been delinquent for ..+ days and the next payment is due for xx The last payment was received onxx/xx/xxxx in the amount of xx which was applied for xx The UPB is xx The P&I is xx and PITI is xx.	Collections Comments:The loan is currently in the collection and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for xx No records for bankruptcy and the foreclosure has been found. The RFD is unemployment. The borrower wants to retain the property. As per the comment dated xx the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The loan was not modified. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no neg am.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per Hud-xx is cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "The compliance risk indicator is Significant due to the loan is failing for NY GRBB Part xx High-Cost Home Loan Points and Fees Threshold Test: Charged FAIL, allowed $xx,xx $xx,xx, over by +$xx. Borrower has been charged with Loan Discount Fee $xx however Bonafide Disclosure/Rate Sheet confirming Loan Discount Fee is bonafide is missing in the file. Affirmative claims can be made within xx years and that the Note Date is xx. SOL for affirmative claims has been expired; however borrower may bring defensive claims at any time during the loan term after an action to foreclose on collateral.

Fees Included -
Loan Discount Fee $xx
Mortgage Broker Fee (Indirect / POC) $xx
Application Fee $xx
Processing Fee $xx
Underwriting Fee $xx
Tax Related Service Fee $xx
Wire Transfer Fee $xx
Settlement / Closing / Escrow Fee $xx"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "NY GRBB Part xx High-Cost Home Loan Points and Fees Threshold Test: Charged FAIL, allowed $xx,xx $xx,xx, over by +$xx. Borrower has been charged with Loan Discount Fee $xx however Bonafide Disclosure/Rate Sheet confirming Loan Discount Fee is bonafide is missing in the file. Affirmative claims can be made within xx years and that the Note Date is xx. SOL for affirmative claims has been expired; however borrower may bring defensive claims at any time during the loan term after an action to foreclose on collateral.

This loan failed the points and fees threshold test due to one of the following findings: (NY GRBB Part xx(e)(xx)(iii))
The total points and fees, as defined in the legislation, exceed xx% of the total loan amount, as defined in the legislation, as the total loan amount is $xx,xx or more

Fees Included -
Loan Discount Fee $xx
Mortgage Broker Fee (Indirect / POC) $xx
Application Fee $xx
Processing Fee $xx
Underwriting Fee $xx
Tax Related Service Fee $xx
Wire Transfer Fee $xx
Settlement / Closing / Escrow Fee $xx"	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

xx.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
xx.NY Interest Rate Disclosure
xx.NY Hazard Insurance  Disclosure
xx.Tax Escrow Account Designation
xx.Mortgage Bankers and Exempt Organizations Preapplication
xx.Part xx Disclosure
xx.Alternative Mortgage Transaction Disclosures
xx.Co-Signer Notice Requirements
xx.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
																									xx.Expiration of Lock-in or Commitment Period"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39838539	xx	Unavailable	Not Applicable	37.136%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$415.31	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx shows that the subject mortgage was originated on x/.xx with lender xxwhich was recorded on ..xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on x/.xx.
x) There is a junior mortgage in the favor of the Administrator of the xxa which was recorded on x/.xx in the amount of xx
x) There is a Mechanics Lien against the borrower xx in the favor of xxwhich was recorded on x/.xx in the amount of xx
The combined annual taxes for the year of xx have been paid in the amount of xx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of $... for the due date of xx The UPB is reflected in the amount of $..,...... till the due date of xx	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
The loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of xx with the interest rate of xx% beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx.
The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was not confirmed. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx. The case was discharged on xx and terminated on xx As per chapter xx  trustee’s final report and account filed on xx, the subject mortgage has been partially paid in full through the bankruptcy. The claim asserted amount was xx and the claim was allowed in the amount of xx. The principal was paid in the amount of xx.
The comment dated xx & xx shows that the subject property needs repairs for the estimated amount of xx, which consist of eves, soffits paint and repairs to wood estimated the cost in the amount of xx and Other maintenance in the amount of xx. No further details have been found stating the completion of repairs.  However, the latest property inspection report is not available in the loan file to determine current property condition.
The reason for default as per servicing comment is Illness of the borrower.
A review of collection comment shows no indication of post-closing foreclosure activity.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was not confirmed. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx. The case was discharged on xx and terminated on xx As per chapter xx trustee’s final report and account filed on xx, the subject mortgage has been partially paid in full through the bankruptcy. The claim asserted amount was xx and the claim was allowed in the amount of xx. The principal was paid in the amount of xx.	The loan modification agreement was made on xx between the borrower xx and lender xx LP. The borrower promises to make a monthly payment of xx with the interest rate of xx% beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx.	Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: The amortization term months is xx Tape Source: Initial Tape Type:
Field: Borrower #xx First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower #xx Last Name   Loan Value: Not Applicable   Tape Value: Txx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value: F   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The Loan original maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located.
Late Fees Test: FAIL xx% xx% +xx%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Acknowledgment of Fair Market Value Disclosure available in loan file but is is not signed by lender."
* Missing Required Disclosures (Lvl x)     "List of Service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas State. The following required state disclosures are missing from the loan file. xx.Commitment Requirement/Anti-Tying xx.TILA Disclosures in Spanish xx.Home Equity Consumer Disclosure xx.Home Equity Loan Interest and Fees Preclosing Disclosure   xx.Home Equity Loan Copies of Documents xx.Home Equity Loan Rescission Notice xx.Fair Market Value of Homestead Property Acknowledgment xx.Home Equity Loan Notice of Address for Borrower Notification of Violation xx.Choice of Insurance Notice xx.Collateral Protection Insurance Disclosure xx.Non-Deposit Investment Product Disclosure Are there any promotional materials? xx.Insurance Solicitation/Post Commitment Requirement xx.Construction Loan Disclosure"
																									* Operative index value is unable to confirm (Lvl x) "Operative Index value is unable to be determined from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,700.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66095785	xx	Unavailable	Not Applicable	45.640%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$96,625.84	5.000%	$994.53	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx and which was recorded on .x/xx with the xx in the amount of xx with xx
The chain of assignment has not been completed. Currently, the mortgage is with xx, xx which was recorded on x/.xx. The latest assignment should be with xx.
Active liens and judgments against the borrower as follows:
There are x HOA liens against the subject property in the favor of xx
xx., a xx in the total amount of  all are recorded on different dates.

The county annual tax for the year of xx has been paid in the amount of  on ../xx.
According to the review of payment history as of xx the borrower is delinquent for . months. The last payment was received onxx. which was applied for the due date ofxx. and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of $.,........ The UPB reflected in the amount of $...,...... excluding deferred balance of xx	Collections Comments:The loan is currently in Collections. According to the review of payment history as of xx, the borrower is delinquent for xx months. This loan modification agreement was made between the borrower xx on xx As per the comment dated xx, the reason for default is curtailment of income. As per the servicing comment dated xx, the subject property is owner occupied. The borrower’s intention is to keep the property. As per the comment dated xx the property had damage. Nature of damage is drywall and flooring damage. As per the comment dated xx, the estimated cost of repair is in the amount of xx. However, no details have been found regarding the date of loss and whether the repairs have been completed or not. As per the comment dated xx, litigation action filed on xx As per the comment dated xx the litigation action filed xx on xx No litigation matter has been found. However, no further details have been found whether the litigation matter resolved or not.
Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated. The foreclosure file was referred to an attorney on the xx The complaint was filed on xx As per the comment dated xx the borrower is contesting for additional fees. AS per the comment dated xx the contested matter has been resolved. No further details have been found. However, as per the comment dated xx the foreclosure was put on hold due to loss mitigation workout. No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower xx and the lender xx LP on xx The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx% and new P&I is in the amount of xx beginning from xx till the maturity date xx The interest-bearing amount is xx and deferred balance is in the amount of xx. There is a provision for the balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per note amortized term months are xx; however tape reflects xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per modification doc date is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string is MMMMMMMMxx; however tape reflects xx   Tape Source: Initial   Tape Type:
																					Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the payment history reversed string is MMMMMMMMxx; however tape reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service providers document is missing from the loan file." * Missing Required State Disclosures (Lvl x) "The subject property is located in xx State. The following state disclosures are missing from the loan file. xx.Anti-Coercion Notice xx.Title Insurance Disclosure xx.Radon Gas Disclosure xx.Insurance Sales Disclosure" * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,750.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93136303	xx	Unavailable	Not Applicable	22.283%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$700.10	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx shows that the subject mortgage was originated on ..xx and was recorded on ..xx with xx in the amount of $ xx with MERS Asxx The chain of assignment has not competed. The latest assignment is from xx byxx, its Attorney in Fact to xx, xx, not in its individual capacity butxx which was recorded on ..xx; however, the missing assignment is to xx. There are no active liens and judgments have been found. Annual county taxes for the year of xx on ..xx in the amount of xx No prior years delinquent taxes have been found.	According to a review of the payment history as of .xx the borrower is current with the loan and the next due date for the regular payment isxx The last payment was received onxx in the amount of xx, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx	Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an illness of the borrower and the borrower wants to retain his property.
No loss mitigation activity has been initiated.
No information pertaining to bankruptcy has been found.
The Collection comment dated xx states that as per exterior BPO report dated xx the subject property was in average condition with xx repairs noted for roofing. However, as per the exterior BPO report dated xx located at “xx”, the subject property has been occupied by the owner condition and the property did not require any roof repair and subject property was in good condition. No further comments regarding date of loss, insurance claim, and loss draft have been found. The interior BPO report is needed to validate the repairs.

Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:As per collection comments the foreclosure was initiated in xx The foreclosure file was referred to an attorney xx The complaint was filed on xx and the service was completed on  xx; however, the foreclosure was put on hold as the borrower offered to loss mitigation.
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx between the Lender xx LP and the borrower xx. The borrower promises to make a monthly payment of xx with the rate of interest xx%, beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of xx. No, the deferred amount has been found in the modification. Hence, the interest-bearing amount is xx; however, the document located at "xxLOAN.pdfpg#xx" states that there is balloon provision in the amount of xx which will be due on xx(maturity date).	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no negative potential amortization   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history sting reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx state. The following required state disclosures are missing from the loan files.
xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file"
																									* TIL not hand dated (Lvl x) "Final Truth In LEnding is not hand dated by all borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80457667	xx	Unavailable	Not Applicable	32.687%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$588.82	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxx, the subject mortgage was originated on ..xx in the amount of xx in favor of MERS as a nominee for Union saving bank which was recorded on ..xx. The chain of assignment has not been completed as currently, the mortgage is withxx xx instead of the current assignee "xx".

There is active judgment against the borrower in the amount of $xxx.xx in the favor of xx which was recorded on ..xx.

The x  installment combined taxes of xx has been paid off on .xxxx in the amount on $ x,.x.xx.
x  installment of combined taxes of xx was due on .xxxx  in the amount on $x,.x.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is performing. The last payment was received onxx. in the amount of xx with interest rate ofxx% for the due date of xx The next due date is xx The current UPB as per provided tape data is $..,......, the latest payment history does not reflect current UPB.	Collections Comments:The loan is performing. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The current UPB as per provided tape data is xx the latest payment history does not reflect current UPB.

The Fixed Loan Modification agreement was made on an effective date of xx between “xx” (borrower) and “xx (lender)”.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx

The Sandra McCarthy Burch (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx POC was filed by xx on xx with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx the debtor shall pay arrearage to the subject creditor.
Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; therefore, the unsecured portion is xx. The debtor was dismissed on xx and the case was terminated on xx

The comment dated xx state that borrower is current but struggling and looxxfor modification and reduction in income. The trial plan for xx months was offered to borrower and the first payment had begun from xx in the amount of xx with interest rate of xx%.

Both the borrowers "xx deceased on xx and xx and the death certificate for both the decedent is located at "  , xx".

The comment dated xx states that the subject property had damaged and required repairs are cosmetic in nature. The nature of damages is debris removal, utility, patch/paint, floor coverings and other misc. The estimated cost of repair is xx. However, the comment dated xx states that no repairs are estimated. There is no further information provided regarding damages whether they have been repaired or not. Also the latest BPO report is not available to verify the same.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx POC was filed by CP - SRMOF II xx-A TRUST,xx  on xx with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx the debtor shall pay arrearage to the subject creditor.
Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; therefore, the unsecured portion is xx. The debtor was dismissed on xx and the case was terminated on xx
The Fixed Loan Modification agreement was made on an effective date of xx between “xx” (borrower) and “ xx LP a Servicer for CP-SERMOF II xx-A Trustxx (lender)”. The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx	Credit Report Missing Dicsloures Mortgage Insurance	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Bankruptcy filing date is xx; However, tape shows xx Tape Source: Initial Tape Type:
Field: Borrower #xx First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value: A   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: as per note borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Current bankruptcy case number is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: as per comments FB plan start date was xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; However, tape shows xx   Tape Source: Initial   Tape Type:
																					Field: Property Address Street Loan Value: xx Crete Lane Tape Value: xx Variance: Variance %: Comment: property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "Required MI Cert is missing from the loan file." * Missing credit report (Lvl x) "Credit report doc is missing from loan file." * Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file." * TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48490006	xx	Unavailable	Not Applicable	39.698%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$4,328.83	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxxx, the subject mortgage was originated on x/.xx in the amount of xx with MERS as a nominee forxx which was recorded on x/.xx.
The chain of assignment has been completed as the subject mortgage is currently with the current assignee xx II xx-x x, US x x, Not in its xx
No active judgments or liens have been found against the borrower or subject property.

The annual combined taxes of xx have been paid total in the amount of xx
No prior year taxes have been delinquent.
Review of latest payment history shows that the loan is in delinquency for . months. The last payment was received onxx/xx/xxxx in the amount of $.,...... with interest rate ofxx% for the due date of .xx The next due date is .xx The current UPB as per provided tape data is $...,......, the latest payment history does not reflect UPB.	Collections Comments:The loan is in delinquency for xx months. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The current UPB as per provided tape data is xx, the latest payment history does not reflect UPB.
The Fixed Loan Modification agreement was made on an effective date of xx between “xx” (borrower) and “xx (lender)”.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx

As per PACER report the borrower has not file bankruptcy since origination.
No comments found regarding the foreclosure proceedings.

As per collection comment the subject property is occupied by owner with good condition and well maintained. No comments have been  regarding damage or repairs  to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Fixed Loan Modification agreement was made on an effective date of xx between “xx” (borrower) and “ xx LP a Servicer for xx, (lender)”.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: Amortization term month is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: as per mod doc date of last mod is xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Verification of Stated Income or Assets   Tape Value: No Verification of Stated Assets   Variance:    Variance %:    Comment: Loan documentation type is Full documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: LOan origination maturity term month is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in WA State and the required disclosures are missing from the loan file as follow.
Choice of Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date is xx; however note date is xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74003649	xx	Unavailable	Not Applicable	15.430%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$153,105.84	5.500%	$1,444.16	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx, shows that the subject mortgage was originated on ..xx with the lender xx, An xx in the amount of xx which was recorded on ..xx.
The chain of assignment has not been completed. Currently, the assignment is fromxx, xx
Trust, xx, Not In Its Individual Capacity butxx. The assignment should be with xx.
No active liens and judgments have been found.
Annual county taxes of xx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

As per the review of payment history as of .xx the borrower is currently delinquent for . month and next due date isxx The last payment was received onxx in the amount of xx. which was applied forxx The current P&I is xx. and PITI is xx.. The UPB reflected in the payment history is in the amount ofxx	Collections Comments:The loan is currently in Collection. According to the payment history as of xx the borrower is delinquent from xx month. The last payment was received on xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default was Unable to be determined. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No comments have been found regarding damage. The latest BPO report is unavailable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The POC was filed by  xx  on xx with the secured claim amount of xx and the arrearage is xx. As per chapter xx plan dated xx the debtor shall pay the trustee xx monthly for xx months. The loan was modified through bankruptcy. As per the Motion for Approval permanent modification (doc#xx) the modified payment is xx of which xx is principle and interest. As per Notice of Mortgage payment change dated xx the new total payment is xx. As per Trustee’s final report dated xx the asserted claim is in the amount of xx. The borrower had paid the principal in the amount of xx and arrearages in the amount of xx. The date of last filing is xx The case was terminated on xx

This modification agreement was made between Lender xx LP and Borrower xx on xx As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx % beginning from xx with a maturity date of xx There is deferred balance in the amount of xx. Hence, the interest bearing amount is xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The bankruptcy was filled on xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Current bankruptcy case number is xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Chapter xx   Tape Value: Chapter xx   Variance:    Variance %:    Comment: The bankruptcy chapter is Chapter-xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per document " xx " there is intrest only period.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan maturity term are xx   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: As per applicayion the occupancy is secondary.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per Note the original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional mortgage. As per the Tape data, the MI coverage percentage is xx%. However, MI certificate is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47399785	xx	Unavailable	Not Applicable	27.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxx states that the subject mortgage was originated on x/.xx in the amount of xx with the lender MERS as nominee forxx which was recorded on x/.xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on ..xx.
The second installment Combined taxes of xx are due in the amount xx for the due date .xxx. The first installment Combined taxes of xx have been paid in the amount of $xxx.xx.
The first and second installment Combined taxes of xx have been paid in the amount of $xxxx.xx. The first and second installment Combined taxes of xx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for . month and next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of xx for the due date of xx The UPB is reflected in the amount of $..,...... till the due date of xx	Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint filed on xx However, no further information has been found.
The review of payment history shows that the borrower has been delinquent for xx month and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
As per servicing comments, unable to determine the reason for default.
No information pertaining to bankruptcy has been found.
A review of collection comment shows no indication of post-closing foreclosure activity.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint filed on xx However, no further information has been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Forbearance Plan Start Date Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Ohio. The following state required disclosures are missing namely as
xx. Equal Credit Availability Notice
xx. Insurance Tying Disclosure
xx. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4728917	xx	Unavailable	Not Applicable	40.509%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$722.67	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on ..xx with lender MERS as nominee forxx., a Delaware Corporation for the amount of $ xx which was recorded on ..xx.
As per the updated title report dated .xxxx the chain of assignment has not been completed currently the assignment is with xx. Also, there is a break in the chain of the assignment is From toxx

There is junior mortgage against the property in the favor ofxx for the amount of xx which was recorded on ..xx.
The city first and second installment taxes for the year of xx have been paid in the amount of $xx.xx for xx
The city first and second installment taxes for the year of xx have been paid in the amount of $xxxx.xx forxx
No Prior Year Delinquent Taxes Have Been Found.
As of xx payment history, the borrower is maxxthe regular payment and the next due for regular payment is xx The last payment was received in the amount of xx which was applied to the due date of xx The P&I is xx with an interest rate ofxx. %. As per tape data, the UPB reflecting is in the amount of xx	Collections Comments:The loan is performing. As of xx payment history, the borrower is maxxthe regular payment and the next due for regular payment is xx The last payment was received in the amount of xx which was applied to the due date of xx The P&I is xx with an interest rate of xx %. As per tape data, the UPB is reflecting is in the amount of xx.
The borrower xx had filed the bankruptcy under chapter-xx with the case # xx on xx As per voluntary petition Schedule D amount of claim without deducting the value of the collateral xx and the Value of collateral xx the unsecured portion is xx. Later, the bankruptcy was discharged on xx
No comments have been found regarding the foreclosure.
The loan has been modified since the origination. The Fixed modification agreement was made between the borrower xx  with the Lender  xx  on xx As per the modified term, the new principal balance xx. The borrower promises to pay the monthly P&I of xx with the interest rate xx %; beginning from xx, the new maturity date is xx The modification does not contain balloon payment.
According to the servicing comments the subject property is occupied by unknown.
According to the comment dated xx the subject property had been repaired and the total amount of repairs are xx and the investor approved value is xx. However, the latest servicing comments shows the good property condition. Also, the latest inspection report dated xx and located at (" xx ") shows the good property condition, no damages have been found.

Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:As per the collection comment dated xx the foreclosure file was referred to an attorney on xx However, no further details have been found regarding the current foreclosure status.

Bankruptcy Comments:The borrowerxx had filed the bankruptcy under chapter-xx with the case # xx on xx As per voluntary petition Schedule D amount of claim without deducting the value of the collateral xx and the Value of collateral xx the unsecured portion is xx. Later, the debtor was discharged on xx

The Fixed modification agreement was made between the borrower xx with the Lender xx on xx As per the modified term, the new principal balance xx. The borrower promises to pay the monthly P&I of xx with the interest rate xx %; beginning from xx, the new maturity date is xx The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: The Amortization Term Months(CE, S&P) xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The original maturity term months are xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mmxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xxmm. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan, However, the following state disclosures are missing from the loan file.
xx.MI Borrower's Bill of Rights
xx.MI Consumer Caution and Homeownership Counseling Notice
xx.Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26851407	xx	Unavailable	Not Applicable	42.726%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,638.12	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ..xx and recorded ..xx with Lender is MERS as nominee for xx for the amount of xx
The chain of assignment has not been completed. The assignment is from xx, LP to xx, not in it's individual or , but xxII xx-x Trust; however, the last assignee should be with xx which is missing.
There is one junior mortgage to the subject mortgage was originated on ..xx and recorded ..xx with Lender is MERS as nominee for xx) for the amount of xx
Active liens and judgments:
There is one Notice of assessment (HOA lien) against the property which was recorded on ..xx in the amount of $xxx.xx in favor ofxx
There is one IRS lien against the borrowerxx which was recorded on ../xx in the amount of xx in favor of Department of the xx
First combined installment taxes for the year of xx have been paid on .xxxx and second installment taxes are due on .xxxx each in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of .xx the borrower is currently delinquent for .. months and the next due date for the regular payment isxx The last payment was received onxx in the amount of $.,......, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments; however, the borrower wants to retain his property.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx The foreclosure file was referred to an attorney on xx The legal action was filed on xx The foreclosure judgment was entered with the amount of xx on xx and foreclosure sale date was scheduled on xx; however, the foreclosure sale date was put on hold as the borrower xx had filed for bankruptcy under chapter-xx with the case# xx on xx
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for the period of xx months. The first xx months in the amount of xx then next xxmonths in the amount of xx and remaining xx months in the amount of xx. The debtor shall pay to the trustee total in the amount of xx. The POC was filed on xx with the POC amount of xx and the amount of arrearage is xx. The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx

The Loan modification agreement was made on xx between the borrower’s xx and Lender is xx. The borrower promises to make a monthly payment of xx with the rate of interest xx%, beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of xx. No, deferred amount has been found in the modification. Hence, the interest-bearing amount is xx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: As per the modification terms, the amortization term months is xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The note is a balloon.   Tape Source: Initial   Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The borrowers had filed for bankruptcy under chapter-xx with the case# xx on xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower “xx” had filed bankruptcy under chapter-xx with the case#xx on xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Chapter xx   Tape Value: Chapter xx   Variance:    Variance %:    Comment: The borrower “xx” had filed bankruptcy under chapter-xx with the case#xx on xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: There is no any deferred amount has been found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan original maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification, the mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: As per the mode, the mod step xx P&I is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per the modification, the mod step xx rate is xx%   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This conventional fixed interest loan.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment reflects the Payment History String reversed as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file; however, the values are updated from transmittal summary which was located at "xx_xx_LOAN.pdf pg#xx"."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xxst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January xx, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed IN License Validation Test:"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Indiana State. However following disclosures are missing from the loan file.
xx.Hazard Insurance Disclosure
xx.Federal Consumer Credit Protection Act Disclosure
xx.Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2014146	xx	Unavailable	Not Applicable	28.811%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.040%	$1,062.62	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/xxx shows the subject mortgage was originated on x/.xx which was recorded on ..xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is one water lien open against the subject property in the amount of $xxx.xx held by The x x Company and recorded ..xx.
There is active state tax lien against the borrower which is in the amount of xx recorded on ..xx and filed by State of Connecticut.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from .././.... toxx/xx/xxxx. The last payment was received in the amount of $.,...... which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided payment history is in the amount ofxx	Collections Comments:The loan is in collections. Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xx Foreclosure was put on hold due to court delay.
Review of the payment history available from xx to xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx.

Update-
As per collection comment dated xx the loan was modified on xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx% beginning from xx to the new maturity date of xx
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to dated xx Foreclosure was put on hold due to court delay.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx and lender xx LP on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
Credit Report Missing Required State Disclosures	Field: Borrower #xx First Name Loan Value: Not Applicable Tape Value: |---| |----| Comment: Borrower #xx First Name is NA, tape shows Tape Source: Initial Tape Type:
Field: Borrower #xx Last Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: Borrower #xx Last Name is NA, tape shows    Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: Borrower #xx Middle Name is NA, tape shows A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last mod is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx tape shows xx . . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "CT License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to CT License Validation Test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CT state. The following required State disclosures are missing from the loan files:
xx.Appraisal Disclosure
xxnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
xx.Interest Rate Disclosure
xx.Payoff Statement Disclosure
xx.Legal RepresentationDisclosure
xx.Non-Prime HUD ContactDisclosure
xx.Interim Financing Disclosure
																									xx.Non-Prime Notice of LoanTerms Disclosure"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54353979	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated .xxxx, the subject mortgage was originated on ..xx with MERS as nominee for xx, xx which was recorded on ..xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx, xx, not in its individual capacity butxx. This should be with xx.
There is an junior mortgage open against the subject property in the favor of xx in the amount of xx which was recorded on x/.x. Subordination agreement was made between this above said mortgage and subject mortgage on x/.xx and it was recorded on x/.xx with x
No active judgments or liens have been found.
Annual county taxes of xx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx. reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received onxx. in the amount of $.,...... and it was applied for the due date of xx The current P&I is $.,...... and interest rate isxx.%. The current unpaid principal balance is in the amount ofxx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and interest rate is xx%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found in the recent xx months. Previously,  the loan is in foreclosure since xx Foreclosure was referred to attorney, which was completed on xx Foreclosure sale was scheduled for xx But foreclosure was put on hold due to loss mitigation. Foreclosure was closed due to loan reinstated.
No bankruptcy filing has been found by borrowers.
According to collection comments dated xx the BPO report states that roof appears to be in fair condition and the needed exterior/interior repairs have been observed. As per last BPO the subject property needs roof work and shingles lifting with the estimated cost of xx. Latest comment dated xx states that as per BPO report dated xx no damages or repairs have been noted.
Latest BPO report is not available in the loan file.\

Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completed on xx Foreclosure sale was scheduled for xx But foreclosure was put on hold due to loss mitigation. Foreclosure was closed due to loan reinstated. Borrower currently is maxxregular payments.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Mortgage Insurance Origination Appraisal	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MOD step indicator is not applicable. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is Not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is greater than xx%. Required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file. Appraised value is captured from tape data."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72093321	xx	521	543	44.578%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$913.45	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on ..xx and recorded on ..xx with the lender xxk” for the amount of xx
The chain of assignment has been incomplete. Currently, the assignment is from “xx” to “xx, xx, ”. However, the correct assignment should be with the “xx”.
There is one junior civil judgment against the borrower in the favor of xx for the amount of xx which was recorded on ..xx.
There are two HOA liens against the subject property in the favor of xx in the amount of xx and $x.x.xx which were recorded on x/.xx and x/.xx.
There is one renewed judgment against the borrower in the favor of xx which was recorded on x/x/xx.
Combined annual taxes for the year of xx have been paid in the amount of $xxxx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently maxxthe regular payments and next due date is xx The last payment was received on xx in the amount of xx with an interest rate ofxx%. The new UPB is reflected in the amount ofxx

Collections Comments:As per the servicing comment as of xx, the loan is in the collection and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx%. The new UPB is reflected in the amount of xx.
The reason for default is martial difficulties.
The Modification agreement was made on xx
The foreclosure was initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx and service was completed on xx However, the foreclosure was put on hold due to the forbearance plan. The foreclosure was re-initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx and service was completed on xx with the  xx . The stipulation of foreclosure document located at “xx” shows the foreclosure action was dismissed. No, any further details have been found regarding the foreclosure matter. As per the comment dated xx the litigation and contested matter was found. The litigation action was filed on xx The comment dated xx stated that the foreclosure has been hold due to the contested matter. No, any information found regarding the litigation and contested matter resolved or not.
The subject property is owner occupied.
As per the comment dated xx, the loss draft check has been received to Selene for the amount of xx with the check# xx As per the comment dated xx the subject property had damages due to severe weather. However, the amount is not mentioned in the available servicing comments. The comment dated xx shows the no damage to home. The latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx and service was completed on xx However, the foreclosure was put on hold due to the forbearance plan. The foreclosure was re-initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx and service was completed on xx with the  xx . The stipulation of foreclosure document located at “ xx ” shows the foreclosure action was dismissed. No, any further details have been found regarding the foreclosure matter. As per the comment dated xx the litigation and contested matter was found. The litigation action was filed on xx The comment dated xx stated that the foreclosure has been hold due to the contested matter. No, any information found regarding the litigation and contested matter resolved or not.
Bankruptcy Comments:Not Applicable	The Modification agreement was made on xx between xx and xx LP. The new modified principal balance as per modification is in the amount of xx. The borrower promises to pay in the amount of xx with an interest rate of xx % beginning from xx The maturity date as per modification is xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This not negative amortization.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file.
xx.Agent Preference Disclosure
xx.Casualty Insurance Disclosure
xx.Manufactured Home Loan  Disclosures"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Zip code given on note conflicts with the code present in Scienna (Lvl x)     "There is variation between the zip code mentioned on recorded mortgage and final title policy.
																									As per the final title policy and final HUD-xx shows the zip code as “xx”. However, the recorded mortgage, tax certificate and appraisal report shows thezip code as “xx""		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60132920	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.750%	$513.48	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx, shows that the subject mortgage was originated on .x/xx with xx, which was recorded on ..xx in the amount of xx
The chain of assignment has not been completed. The current assignment is with xx, xx, not in its individual capacity butxx, which was recorded on ..xx; however, it should have been with xx.
Three civil judgments against the borrower x x are as follows:
First in the favor of xx, in the amount of xx
Second in the favor ofxx, in the amount of xx which was recorded on ..xx.
Third in the favor of xx, which was recorded on x/.xx; however, the amount of judgment is not given.
The second installment combined taxes of the year xx have been due on .xxx in the amount of xx
No prior year's delinquent taxes have been found.
Review of the payment history as ofxx. shows that the borrower has been delinquent for .. months and the next due date for the payment is .xx The last payment was received onxx/xx/xxxx in the amount of xx, which was applied for xx The current UPB taken as per the tape data is in the amount of xx	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx shows that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of xx, which was applied for xx The current UPB taken as per the tape data is in the amount of xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx the subject property is tenant-occupied.

No BPO and inspection reports have been provided.

Update-
No additional information was found in recent collection comments review.
Foreclosure Comments:As per servicing comments, the foreclosure was initiated and the complaint was filed on xx The judgment was entered on xx The sale was scheduled on xx. However, it was put on hold as the borrower had filed the bankruptcy on xx
Bankruptcy Comments:According to the PACER, the borrowerxxe had filed the bankruptcy under Chapter-xx with the case# xx on xx The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed on xx The date of the last filing of bankruptcy was xx	The loan modification was done on xx between the borrower xx and xx
The new modified principal balance as per modification is in the amount of xx with an interest rate of xx %. The borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per modification is xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The banruptcy was filed on xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The bankruptcy case number is xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was modified.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: It is refinance. Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "The final HUD-xx is missing from the loan file. The estimated HUD-xx/Itemization/GFE is also missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."	* Application Missing (Lvl x) "Final application/xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Indiana. The following state disclosures are missing from the loan file:
xx. Hazard Insurance Disclosure.
xx. Federal Consumer Credit Protection Act Disclosure.
xx. Insurance Freedom of Choice Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62199488	xx	Unavailable	Not Applicable	20.730%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxxx states that the subject mortgage was originated on x/x/xx in the amount of xx with the lender MERS as nominee for xx. which was recorded on ..xx.
The chain of assignment has not been completed. The latest assignment is with xx to xx, xx, not in its individual capacity butxx which was recorded on ..xx. The latest assignment should be with xx.

There is no lien/judgment against the borrower.
x & x Installment of Combined taxes have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
According to the payment history as of xx the borrower is currently delinquent for . months. The last payment received on xx the payment applied date was .././.... and the next due date for payment is .xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently on active collection. The borrower is currently delinquent for xx months. The last payment received on xx the payment applied date was xx and the next due date for payment is xx The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damage or repair of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:debtor has filed Bankruptcy under chapter-xx on xx with the case# xx. POC was filed on xx state the amount of secured claim is xxwith arrearage amount of xx. Bankruptcy case has been discharged on xx and terminated on xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx/xx/xxxx--| |----| Comment: Current bk case no. is xx Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Reversed Payment history string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "Tax Service Fee Test Fail.
Loan Data : $xx, Comparison Data : $xx, Variance Data : +$xx
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xxst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January xx, xx."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is missing from the loan file. Th subject loan type is FHA. The tape data shows the LTV as xx. However the lender does not require the MI certificate."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
xx.Hazard Insurance Disclosure
xx.Federal Consumer Credit Protection Act Disclosure
xx.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "The home is affixed. As per the appraisal report located at (xx_xx_LOAN Pg#xx) the subject property is manufacture home, also the short form title policy shows the Alta xx endorsement. As per the manufacture home rider located at (xx_xx_LOAN Pg#xx) shows that the serial number TNFCxxAxxSRxx and the model number as Fleetwood#xx/xx States that the home is affixed. Mortgage document does not reflect any VIN number. The updated title report does not shows the VIN#. The tax certificate also does not shows the VIN#."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37759414	xx	Unavailable	Not Applicable	72.599%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$49,883.33	5.000%	$449.17	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on x/x/xx with the lender MERS as nominee for xx which was recorded on ..xx with xx
The chain of the assignment has not been completed. Currently, the subject mortgage is with xx, Not In Its Individual orxx
Stipulation for settlement was filed against the borrower, “xx” with thexxin the favor of xx for the amount of xx which was recorded on ..xx. Order dismissing and reserving jurisdiction for enforcement of settlement had filed on ..xx. Affidavit of interest states that total payment was in the amount of xx including the interest from x to xx, $x,x.x. The same document was recorded on ..xx.
Final judgment for same was entered for the amount of xx which was recorded on ..xx.

County annual taxes for the year of xx have been paid in the total amount of xx on ..xx. No prior year delinquent taxes have been found.
According to the latest payment history as of .xx the borrower has been maxxregular payments and the next due date isxx The last payment was received on xx in the amount of xx which was applied for the due date ofxxThe unpaid principal balance has not been reflected in the latest payment history. As per tape data, the unpaid principal balance is xx The current interest rate isxx. % and P&I is xx.	Collections Comments:The loan is currently performing and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xxThe unpaid principal balance has not been reflected in the latest payment history. As per tape data, the unpaid principal balance is xx. The current interest rate is xx % and P&I is xx.
According to comment dated xx the reason for default is illness of the borrower and excessive obligation.

The borrower had filed bankruptcy on xx under chapter xx with the case #xx. The case was dismissed on xx and was terminated on xx

The borrower, "xx" had filed bankruptcy under chapter xx with the case#xx on xx The plan was confirmed on xx The POC was filed on xx for the secured claim amount of xx and the amount of arrearage is xx.
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion should be xx. However, the schedule D reflects it as xx.

According to amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of xx for xx months. The secured claim will be paid with the monthly payment of xx for xx months. debtor has filed a Motion for referral to Mortgage Modification Mediation. Order for same was granted on xx The plan does not show the payment for arrearage.
Motion to modify the chapter xx plan was filed on xx in order to surrender borrower’s property located at xx   , FL xx Order of Motion to modify chapter xx plan which was granted on xx states that the collateral has been surrendered.
Motion for relief from the stay was filed on xx and the order for same was granted on xx
According to chapter xx standing trustee’s final report and account dated xx the debtor had paid secured claim in the amount of xx to  xx , LP. The case was discharged on xx and was terminated on xx
According to review of the collection comment, the foreclosure was initiated and the file was referred to an attorney on xx According to comment dated xx the file has been closed.

According to comment dated xx the floor of the subject property had damaged. Also, there was repair needed to cabinet and AC. The estimated cost of total repair is in the amount of xx.
According to comment dated xx repairs were recommended for cleaning, interior paint and cleaning carpets all considered cosmetic.

However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Update:
As per the collection comment dated xx the payoff statement has been sent to the borrower and the loan modification maturity type has been corrected from balloon to fully amortizing.
Foreclosure Comments:According to review of the collection comment, the foreclosure was initiated and the file was referred to an attorney on xx According to comment dated xx the file has been closed.
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under chapter xx with the case#xx on xx The plan was confirmed on xx The POC was filed on xx for the secured claim amount of xx and the amount of arrearage is xx.
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion should be xx. However, the schedule D reflects it as xx.

According to amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of xx for xx months. The secured claim will be paid with the monthly payment of xx for xx months. debtor has filed a Motion for referral to Mortgage Modification Mediation. Order for same was granted on xx The plan does not show the payment for arrearage.
Motion to modify the chapter xx plan was filed on xx in order to surrender borrower’s property located at xx Order of Motion to modify chapter xx plan which was granted on xx states that the collateral has been surrendered.
Motion for relief from the stay was filed on xx and the order for same was granted on xx
According to chapter xx standing trustee’s final report and account dated xx the debtor had paid secured claim in the amount of xx to xx. The case was discharged on xx and was terminated on xx
The loan has been modified once since origination. This modification agreement was made on xx between the borrower, “xx” and the lender, “ xx LP”. According to the modified terms, the new principal balance is in the amount of xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected in the amount of xx.The borrower promises to pay P&I xx with the rate of interest starting with xx % beginning from xx The new maturity date is xx	Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortization term months is xx Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The bankruptcy filind date is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the  report, the current bankruptcy case#xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: There is no forbearance plan.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note, the property address is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final loan application, total income of the borrower is $xx,xx and the total monthly expenses are $xx,xx. Hence, DTI is calculated as xx% which exceeds xx%."
* MI, FHA or MIC missing and required (Lvl x)     "This is FHA loan with the LTV of xx%. However, MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
																									xx.Insurance Sales Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,719.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36793872	xx	Unavailable	Not Applicable	57.894%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$102,500.94	5.000%	$699.19	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was recorded on ..xx with MERS as nominee for xx The chain of assignment has not been completed as currently the assignment is with xx, xx, Not in its Individual Capacity Butxx; however, it should be with xx. No active judgments or liens have been found pending. Property Tax Status; x) Annual county taxes for the year of xx have been paid in the amount of xx on ..xx. No prior year delinquent taxes have been found pending.	Review of payment history as of datedxx shows that the borrower is maxxregular payments. The loan payment is currently . month delinquent. The next due date isxx The last payment was received onxx in the total amount of $.,...... for the due date ofxx The unpaid principal balance according to tape data is in the amount ofxx The current interest rate isxx.% with P&I in the amount of xx.	Collections Comments:Collections Comments: The last payment was received on xx in the amount xx which was applied for xx The last payment was made by borrower as per the loan modification agreement which was made on xx This fixed modification agreement was signed between the borrower xx on xx The UPB is xx. The borrower promises to pay P&I of xx with a modified interest rate of xx %, beginning from xx and the maturity is dated xx There is a deferred balance of the amount xx and the interest bearing amount is xx. The borrowerxx had filed the bankruptcy under chapter xx with case#xx on xx The Plan was confirmed on xx As per modified plan dated xx the debtor will make regular payment of xx per month to the trustee for xxst to xxrd months, xx per month to the trustee for xxth to xxth months, xx per month to the trustee for xxth to xxth months, xx per month to the trustee for xxth to xxth months & xx per month to the trustee for xxth to xxth months. The POC filed xx reflects the amount of claim for xx with arrearages totaling xx. The case was discharged on xx and terminated onxx As per servicing comments dated xx shows property condition is fair & there are noted repairs totaling xx.
Foreclosure Comments: Not Applicable
Bankruptcy Comments: The borrower xx had filed the bankruptcy under chapter xx with case#xx on xx The Plan was confirmed on xx As per modified plan dated xx the debtor will make regular payment of xx per month to the trustee for xxst to xxrd months, xx per month to the trustee for xxth to xxth months, xx per month to the trustee for xxth to xxth months, xx per month to the trustee for xxth to xxth months & xx per month to the trustee for xxth to xxth months. The POC filed xx reflects the amount of claim for xx with arrearages totaling xx. The case was discharged on xx and terminated onxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed the bankruptcy under chapter xx with case#xx on xx The Plan was confirmed on xx The plan was later discharged on xx and was fully terminated on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx.
Schedule D under voluntary petition filed on xx shows value of property of xx amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx.
Loan Modification agreement was made between borrower “xx” and lender “ xx , LP.” on effective date xx The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization term months is xx Tape Source: Initial Tape Type:
Field: Borrower #xx Middle Name   Loan Value:    Tape Value:    Variance:    Variance %:    Comment: Borrower #xx Middle Name is    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Madeleine   Tape Value: xx   Variance:    Variance %:    Comment: Borrower First Name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Marie   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Borrowers Last Name as xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modifcation is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx t Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL $xx,xx $xx,xx -$xx,xx
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.
This loan failed the TILA APR test as;
TILA APR Test: FAIL xx% xx% -xx%
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43168521	xx	Unavailable	Not Applicable	21.629%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$813.00	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxx states that the subject mortgage was originated on .x/xx which was recorded on ..xx. The chain of the assignment is not completed. There are a couple of outstanding liens/judgments against borrower/property are as follows. x. There are three HOA liens in the total amount of xx which were recorded on different dates and filed by xx Annual taxes have been paid in the amount of xx	Review of the payment history provided from .././.... toxx/xx/xxxx reveals that borrower has been delinquent for more thanxx days. The last payment was received in the amount of xx onxx/xx/xxxx which was applied for the due date of xx The next due date isxx. Current interest rate as per payment history isxx.%. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount ofxx Borrower is currently .. months behind his scheduled payments.	Collections Comments:Commentd ated xx shows that the borrower xx had deceased on xx
Comment dated xx shows that the BK on hold for FEMA national disaster for hurricane, flood, winter Strom, tornado, fire etc.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Review of the payment history provided from xx to xx reveals that borrower has been delinquent for more than xx days. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%. Borrower is currently xx months behind his scheduled payments.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx
Comment shows that the complaint was filed on xx
Comment dated xx shows that the foreclosure sale was scheduled on xx
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Case#xx on xx and the plan was confirmed on xx
POC was filed on xx with the secured claim amount of xx and the arrearage of xx.
debtor (borrower) will pay to thexx the sum of xx for xx months.
As per the amended chapter xx plan dated on xx which was later get confirmed, debtor (borrower) will pay to the U.S. Trustee the sum of xx for xx months and sum of xx for xx month and sum of xx for xx months.
Voluntary petition filed on xx shows that the amount of secured claim is xx and unsecured portion is xx.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx that began on xx with the maturity date of xx The new principal balance is xx.	Affiliated Business Disclosure Credit Report	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $xx Tape Value: xx Variance: $-xx Variance %: -xx% Comment: Suspense balance is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged xx% allowed xx% Over By -xx%.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xx,xx allowed $xx,xx Over By -$xx,xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged xx% allowed xx% Over By -xx%.
This loan failed the TILA APR test. ( xx CFR §xx(a)(xx), (xx) , transferred from xx CFR §xx(a)(xx), (xx) ) The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xx,xx allowed $xx,xx Over By -$xx,xx.
This loan failed the TILA finance charge test.( xx CFR §xx(d)(xx) , transferred from xx CFR §xx(d)(xx) ) The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71221226	xx	Unavailable	Not Applicable	36.702%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$34,197.67	5.000%	$916.17	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxxx, the subject mortgage was originated on ..xx with MERS as nominee forxxwhich was recorded on ../xx. The chain of assignment has not been completed as the assignment of mortgage is currently withxx, xx, not in its individual capacity butxx instead of the current assignee "xx."
There is one HOA lien on the subject property in favor of xx, total in the amount of xx which was recorded on ..xx.  The subject property is located in State of xx which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

There are x Junior mortgages against the subject property as follow.
x) First was recorded on x/.xx in the amount of xx in favor of xx.
x) Second was recorded on x/x/xx in the amount of xx in favor of MERS as nominee for xx
The annual combined taxes of xx have been paid total in the amount of xx
No prior year delinquent taxes have been found.	Review of latest payment history shows that the loan is in delinquency for . months. The last payment was received onxx. in the amount of xx with interest rate ofxx% for the due date of .xx The next due date is .xx The current UPB as per provided tape data is $...,......, the latest payment history does not reflect current UPB.

Collections Comments:The loan is in delinquency for xx months. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The current UPB as per provided tape data is xx, the latest payment history does not reflect current UPB.
The loan modification agreement was made between xx
(Borrower) and xx(Lender) on xx with a new principal balance of xx with fixed rate of xx%. The borrower promised to pay  monthly P&I payment in the amount of xx beginning on xx till the maturity date of xxThe borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx

Borrowers “xxr.” had filed bankruptcy under chapter-xx with the case# xx on xx and the amended plan was confirmed on xx POC was filed on xx with the secured claim amount of xx and an arrearage in the amount of xx. As per initial chapter xx plan dated xx the debtor shall make the payment of xx for  xx  months as the Plan proposes a modified payment to the Creditor. Sixty (xx) days following the filing of the mediator’s report, the debtor shall either modify to pay this claim as filed, or modify to pay the modified mortgage payment, if different than what is being paid under the plan or modify to surrender the property. If debtor does not move to modify the plan within sixty (xx) days, Creditor may seek relief from the automatic stay under the Local Rules procedure using negative notice. Motion for referral mortgage modification mediation was filed on xx and debtor would like to modify the terms of the mortgage and motion was granted on xx Objection to confirmation of the plan was filed on xx which states that the debtor has failed to provide in the terms of plan that any net settlement proceeds received from the alimony dispute. The amended plan was filed on xx which shows that the debtor shall pay xx) and  xx  The debtor was dismissed on xx and the case was terminated on xx

No comments have been found regarding the foreclosure proceedings.
As per comment dated xx, the trial mod was approved and the first trial was begun from xx
The comment dated xx states that roof damaged due to the wind. The comment dated xx states that borrower needs information on roof repair funds. However latest comment dated xx states that no repairs are estimated.

According to the updated title report dated xx the subject mortgage is at second lien position as there is one HOA lien on the subject property in favor of xx ., total in the amount of xx which was recorded on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrowers “xx” had filed bankruptcy under chapter-xx with the case# xx on xx and the amended plan was confirmed on xx POC was filed on xx with the secured claim amount of xx and an arrearage in the amount of xx. As per initial chapter xx plan dated xx the debtor shall make the payment of xx for xx months as the Plan proposes a modified payment to the Creditor. Sixty (xx) days following the filing of the mediator’s report, the debtor shall either modify to pay this claim as filed, or modify to pay the modified mortgage payment, if different than what is being paid under the plan or modify to surrender the property. If debtor does not move to modify the plan within sixty (xx) days, Creditor may seek relief from the automatic stay under the Local Rules procedure using negative notice. Motion for referral mortgage modification mediation was filed on xx and debtor would like to modify the terms of the mortgage and motion was granted on xx Objection to confirmation of the plan was filed on xx which states that the debtor has failed to provide in the terms of plan that any net settlement proceeds received from the alimony dispute. The amended plan was filed on xx which shows that the debtor shall pay xx ( xx ), $xx ( xx ) and xx The debtor was dismissed on xx and the case was terminated on xx	The loan modification agreement was made between xx (Borrower) and xx(Lender) on xx with a new principal balance of xx with fixed rate of xx%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xxThe borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx	Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization Term months ,data provided is xx however audit value is xx Tape Source: Initial Tape Type:
Field: Borrower #xx Middle Name   Loan Value: S   Tape Value: V   Variance:    Variance %:    Comment: as per note borrowers middle name is S.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: as per note borrowers first name is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last Modification,data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx%   Comment: Loan Original Maturity Term months,data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string,data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String reversed,data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street ,data provided is xx however audit value is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95193044	xx	Unavailable	Not Applicable	39.779%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxx states that the subject mortgage was originated on x/.xx with the lenderxx, in the amount of xx which was recorded on x/.xx.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx, which was recorded on x/.xx. However, it should have been with xx.
There is a Credit Card Judgment filed by x x x, in the amount of xx which was recorded on ..xx.
The annual county taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
Review of the payment history as ofxx/xx/xxxx reveals that the borrower has been delinquent for .. months and the next due date for the payment is .xx The last payment was received onxx/xx/xxxx in the amount of xx, which was applied for xx The current UPB taken as per tape data is in the amount of xx	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx reveals that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of xx, which was applied for xx The current UPB taken as per tape data is in the amount of xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per collection comments, the foreclosure was initiated in xx and the file was referred to an attorney on xx The complaint filed on xx as per Updated title report. The service was completed on xx The sale was scheduled for xx However, it was put on hold as the borrower had filed the bankruptcy on xx The loan is currently in bankruptcy.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under Chapter-xx on xx with the case# xx. The POC was filed on xx with the secured claim of xx. As per Chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The plan was confirmed on xx The motion for relief was filed on xx The date of the last filing of bankruptcy was xx	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No Modification. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Langford Road   Tape Value: xx    Variance:    Variance %:    Comment: Property address street is xx .   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Subject property is detached. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: $xx,xx, Comparison Data: $xx,xx and Variance: -$xx,xx.
This loan failed the TILA finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.

TILA APR Test: FAIL, Loan Data: xx%, Comparison Data: xx% and Variance: -xx%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2568022	xx	Unavailable	Not Applicable	38.824%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$967.13	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on ..xx and recorded on x/x/xx with the lender “xx” for the amount of xx
The chain of assignment has not been completed. Currently, the assignment is from xx as Attorney-in-Fact to xx, xx, not in its individual capacity butxx which was recorded on ..xx. However, the correct assignment should be with the “xx”.
There is one junior UCC mortgage against the subject property in the favor of ISPC which was recorded on ..xx.
There are three junior civil judgments against the borrowerxx in the favor of The Independent xx for the amount of xx xx and xx which was recorded on x/.xx, .x/xx and x/.xx.
Annual county taxes for the year of xx have been paid in the amount of $x.x.
No, any prior year delinquent taxes have been found.
As per the payment history as of xx the borrower is delinquent from .. months and next due date is xx The last payment was received onxx. in the amount of xx with an interest rate ofxx.%. The new UPB is reflected in the amount ofxx	Collections Comments:As per the servicing comment as of xx, the loan is active in collection and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx%. The new UPB is reflected in the amount of xx.
The reason for default is unable to be determined.
The loan was modified on xx
The foreclosure was initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx and service was completed on xx with the case# xx-CI. The comment dated xx stated that the borrower has contested the foreclosure on xx with motion to dismiss. As per the comment dated xx, the litigation action was filed on xx No, any further details have been found regarding the litigation matter. The comment dated xx stated that the litigation issue has been resolved. The comment dated xx stated that the litigation action was filed on xx No, any details have been found litigation and contested matter resolve or not.
The borrower xx had filed bankruptcy petition under chapter-xx with the case#xx on xx
The subject property is owner occupied.
As per the comment dated xx the subject property had damage due to re-hab. The comment dated xx stated that there is no basement. No, any further details have been found regarding the actual damage. The property needed repairs in the amount of $xxk. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx and service was completed on xx with the case# xx-CI. The comment dated xx stated that the borrower has contested the foreclosure on xx with motion to dismiss. As per the comment dated xx, the litigation action was filed on xx No, any further details have been found regarding the litigation matter. The comment dated xx stated that the litigation issue has been resolved. The comment dated xx stated that the litigation action was filed on xx No, any details have been found litigation and contested matter resolve or not.
Bankruptcy Comments:The borrowerxx had filed bankruptcy petition under chapter-xx with the case#xx on xxThe POC was filed by xx, n on xx for the secured claim amount xx and an arrearage in the amount of xx. Voluntary petition dated xx As per the proposed plan filed on xx, the debtor was promise to pay for trustee in the amount of xx for xx months beginning on xx till xx Later, the debtor was dismissed on xx	The loan was modified on xx between borrower xx and the lender xx. As per the modification agreement, the new modified new principal balance is xx. The borrower has promised to pay for the amount of xx with an interest rate of xx% beginning on xx till maturity date is xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per tape data Doc date of last modification is xx and as per review it is xx Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Forbearance plan start date is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment History String is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment History String Reversed is xx and as per review it is xx   Tape Source: Initial   Tape Type:
																					Field: Property Address Street Loan Value: xx xxnd Ter S Tape Value: xx Variance: Variance %: Comment: As per tape data Property street address is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file." * Missing Required State Disclosures (Lvl x) "The subject property is located in xx State. The following state disclosures are missing in the loan file. xx.Anti-Coercion Notice xx.Title Insurance Disclosure xx.Radon Gas Disclosur xx.Insurance Sales Disclosure" * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48185368	xx	Unavailable	Not Applicable	44.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx with the lender xx. in the amount of xx which was recorded on x/.xx.
The chain of assignment has not been completed. Currently, the assignment is from Secretary of Housing and Urban Development By xx LP, as Attorney-In-Fact to xx, xx, not in its individual capacity butxx. The assignment should be with xx.

There is one state tax lien against the borrower in favor of xx in the amount of xx which was recorded on ..xx.
The SSN# has not been provided to check the validity of lien.
There are multiple judgments against the borrower with different plaintiffs in the total amount of xx
There is one judgment against the borrower in the favor of xx in the amount of $xxx which was recorded on ..xx.
Second installment combined taxes of xx have been due in the amount of xx which will due for .xxxx. First installment taxes have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of .xx the borrower is currently delinquent for .. months and next due date isxx The last payment was received onxx in the amount of xx. through ACH payment which was applied forxx The current P&I is xx. and PITI is xx.. The UPB reflected in the payment history is in the amount ofxx	Collections Comments:As per the collection comments, the loan is currently in the collections. According to the payment history as of xx, the borrower is delinquent for xx months. The next due is on xx The last payment was received in the amount of xx which was applied for the due date was xx The UPB reflected in the amount of xx.
The foreclosure was initiated in xx The file was referred to an attorney on xx According to the document attached with the Updated title report Pg#xx, the complaint was filed on xx under the case #xx. The complaint was amended on xx The judgment of foreclosure was located at (Loc- Ln#xx Pg#xx) which was entered on xx As per comment dated xx the sale has been scheduled for xx However, as per comment dated xx the sale has been placed on hold for loss mitigation.
As per the collection comment dated xx, the subject property is occupied by the owner. No comments have been found indicating damages and repairs to the subject property. The property is in good condition.

Foreclosure Comments:The foreclosure was initiated in xx The file was referred to an attorney on xx According to the document attached with the Updated title report Pg#xx, the complaint was filed on xx under the case #xx. The complaint was amended on xx The judgment of foreclosure was located at (Loc- Ln#xx Pg#xx) which was entered on xx As per comment dated xx the sale has been scheduled for xx As per comment dated xx the sale has been scheduled for xx However, the borrowerxx had filed bankruptcy under chapter xx with the case #xx on xx and foreclosure put on hold.  The case was dismissed on xx As per comment dated xx the sale has been scheduled for xx However, as per comment dated xx the sale has been placed on hold for loss mitigation.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case #xx on xx The case was dismissed on xx The case was terminated on xx

Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The Modification start date is xx Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is primary.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York state. However, the following disclosures are missing from the loan file.
xx.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
xx.NY Interest Rate Disclosure
xx.NY Hazard Insurance  Disclosure
xx.Tax Escrow Account Designation
xx.Mortgage Bankers and Exempt Organizations Preapplication
xx.Part xx Disclosure
xx.Alternative Mortgage Transaction Disclosures
xx.Co-Signer Notice Requirements
xx.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20558408	xx	Unavailable	Not Applicable	30.675%	First	Final policy	Not Applicable	x	xx	xx	$57,301.23	5.500%	$524.09	xx/xx/xxxx	Financial Hardship	The Updated title report dated .xxx shows the mortgage was originated on xx
The chain of the assignment has not been completed. The current assignment is with xx, xx, not in its individual capacity butxx.
There are two code enforcement liens active against the property in the total amount of xx in favor of xx xx. The junior mortgage is also found in the amount of $x in favor of xx), a political subdivision of the State of xx. It was originated on x/x/xx and recoreded on x/.xx. The hospital lien of amount $x has been found in favor of xx
The annual installments of county taxes for the year xx have been paid in the amount of xx The current ownership is vested in the name ofx x

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx The last payment was received on xx in the amount of xx, which was applied for xx The UPB is not stated in the payment history, as per tape it is xx The Current P&I is xx and PITI is xx, with the interest rate ofxx%.	Collections Comments:The review of comment history shows that the borrower is current with the loan. According to comment history dated xx, the prior reason for default is excessive obligation.
As per review of servicing Comment dated xx states that the previous interior BPO (Meridian Asset Services; xx) recommended xx repairs to replace pool pump, clean pool, AC, replace Air handler base, replace carpet in a bedroom, replace missing screens and screen door, broken window, repair some. No further evidences have been found regarding the repair completed in latest servicing comments.

Update:
As per the comment dated xx the FHA connection insurance claim (Code 'C') has been terminated on xx
As per the comment dated xx the payoff statement has been sent to the borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxr had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was dismissed on xx and terminated on xx
There is no any evidence of cram down.

This modification agreement was made between the borrower "xx" and lender " xxx , effective on xx The reason for modification is a financial hardship. As per the modified terms, the borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization term months (CE, S&P) is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc Date of Last Modification is xx as per modification document.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Forbearance plan start date is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Loan original maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No disrepancies.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at originations (Property usage type) is Primary as per xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26930762	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$482.20	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx, shows that the subject mortgage was originated on ..xx and was recorded on ..xx, in the amount of xx with the lender xx
The chain of assignment has not been completed. The missing assignment is from xxto xx.
There is a junior mortgage in the amount of xx in the favor of Household Finance Corporation III which was recorded on x/.xx.
There are two municipal liens. The first lien in the favor of xx in the amount of xx The second is in the favor of xx in the amount of $x.x
There are multiple civil judgment in the favor of multiple plaintiffs in the amount of xx
There are multiple state tax liens in favor of multiple plaintiffs in the total amount of xx
Annual county taxes for the year of xx have been paid on ..xx in the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received date isxx. and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:The present status of the loan is in performing and the next due date for payment is xx The reason for default from the servicing comments is unable to be determined. As per collection comment dated xx the property had roof damage. The nature of the damage is unavailable. The amount is unavailable.The latest collection comment dated xx, the property is in good condition, no repairs are needed. No details were found regarding the insurance claim. The latest BPO report is unavailable. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx and the complaint was filed on xx However, the foreclosure was put on hold as the borrower want loss mitigation on xx No further details have been found.

Bankruptcy Comments:Not Applicable	The modification agreement was made between Lender xx LP, and Borrower xxon xx As per the modified term the new principal balance xx. The borrower promises to pay xx monthly with modified interest rate of xx% beginning from xx with a maturity date of xx
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: the amortization term are xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: As per application the ocuupancy at origination is Primary.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37470475	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$53,484.92	5.000%	$585.22	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxx shows that the subject mortgage was originated on ..xx with (lender) xxl, in the amount of xx The chain of assignment has not been completed. The current assignment is withxx, xx x, not in its individual capacity butxx, which was recorded on ..xx; however, it should have been with xx. The annual combined taxes of xx have been paid on .xxxx in the amount of xx The utility taxes of xx have been delinquent in the amount of xx which were due on .xxx and good through till .xxxx.	Review of the payment history as ofxx. shows that the borrower has been the delinquent for a month and the next due date for the payment is xx The last payment was received onxx. in the amount of xx, which was applied for xx The current UPB as per tape data is in the amount ofxx	Collections Comments:According to the servicing comments, the loan is in collections.

Reason for default is death of the borrower.

According to the servicing comment dated xx  the subject property is owner-occupied.

No BPO and inspection reports have been provided.
Foreclosure Comments:According to the servicing comments, the foreclosure was initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx The service was completed on xx However, it was put on hold due to the loss mitigation.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter-xx with the case# xx on xx The motion for relief was filed on xx and order was granted on xx The case was discharged on xx and terminated on xx	The loan modification agreement was made between the borrower xx and lender xx on xx The unpaid principal balance was xx with an interest rate of xx%. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is xx The prior modification were done on xx and xx	Affiliated Business Disclosure Credit Report Mortgage Insurance Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization term months is xx however tape data shows it is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is different from tape data. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test. (PA HB xx Section xx).The Pennsylvania HB xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xxth, xx is Fail."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is Moderate. PA License Validation Test is FAIL. This loan failed the Pennsylvania license validation test. (PA HB xx Section xx).The Pennsylvania HB xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xxth, xx is Fail."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is FHA. The LTV as per the tape data is xx%. However, a mortgage insurance certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94086834	xx	Not Applicable	Not Applicable	34.453%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated .xxx, the subject mortgage was originated on ..xx in the favor ofxxfor the amount of xx which was recorded on ..xx with xx.
The chain of assignment has not been completed. The last assignment is from xx LP, Its Successors and Assigns to xx, Not in Its Individual or xx But xxII xx-x x, Its Successors and Assigns which was recorded on ..xx.
The last assignment should be with xx.
Also, there is break in the chain of assignment. The assignment is missing from x, xx to xx, xx.

There is junior mortgage against the subject property originated on ..xx in the favor of xxfor the amount of xx which was recorded on ..xx with xx
There are seven HOA liens against the subject property in the favor of xx. in the amount of xx which was recorded on different date and also, there are five judgments for HOA in the amount of xx which was recorded on different dates. According to memorandum of Lis Pendens located at “xx”, foreclosure has been initiated for these HOA liens and the complaint was filed on .x with xx to enforce assessment and judgment liens against real estate.
There is Credit Card judgment against the borrower, “xx” in the favor of xx USA x in the amount of xx which was recorded on ..xx.
There is civil judgment against the borrower, xx” in the favor oxx in the amount of xx which was recorded on ..xx.
x installment of Combined taxes for the year of  xx  has been paid in the amount xx x installment of Combined taxes for the year of  xx  has been paid in the amount xx No prior year delinquent taxes have been found.
According to the latest payment history as of .xx the borrower is currently delinquent for . month and the next due date isxx The last payment was received onxx/xx/xxxx in the amount of $.,...... which was applied for the due date ofxx The payment history does not reflect unpaid principal balance. According to tape data, the unpaid principal balance is reflected in the amount ofxx The current interest rate isxx. % and P&I is $.,.......	Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The payment history does not reflect unpaid principal balance. According to tape data, the unpaid principal balance is reflected in the amount of xx. The current interest rate is xx % and P&I is xx.
According to review of the collection comment, the foreclosure was initiated and the file was referred to attorney on xxAccording to comment dated xx the borrower went over offer being extended to make three payments and forgive three payments. The borrower had made three payments in the amount of xx by xx According to comment dated xx the foreclosure was closed due the loan has been reinstated on xx
According to review of the collection comment, the reason for default is payment dispute and curtailment of income.
According to comment dated xx the subject property is owner occupied. The borrower wants to keep the property. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to review of the collection comment, the foreclosure was initiated and the file was referred to attorney on xxAccording to comment dated xx the borrower went over offer being extended to make three payments and forgive three payments. The borrower had made three payments in the amount of xx by xx According to comment dated xx the foreclosure was closed due the loan has been reinstated on xx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Lifetime Upward Rate Change Cap Loan Value: xx% Tape Value: xx% |---| -xx% |----| -xx% Comment: As per note, the lifetime Upward rate change cap xx%. Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: As per the final title policy, there is no junior lien. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia state. The following state disclosures are missing from the loan file.
xx.VA Application Disclosure
xx.Choice of Settlement Agent Disclosure
xx.Disclosure of Charges For Appraisal or Valuation
xx.Copy of Appraisal or Statement of Appraised Value
xx.Affiliated Business Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55193525	xx	Unavailable	Not Applicable	40.878%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$551.64	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxx, the subject mortgage was originated on ..xx with, in the amount of which was recorded on ..xx with the x | x
The chain of assignment has not been completed. The current assignment is with xx, Not in Its Individual or BanxxCapacity, But xx, which was recorded on ..xx. However, it should have been with the xx.
There is a civil judgment against the borrower xx in the favor ofxx in the amount of $x which was recorded on ..xx.
The annual county taxes for the year xx have been paid in the amount of xx
No prior year's delinquent taxes have been found.
Review of the payment history as of xx the borrower is current with the loan and the next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of $.,......, which was applied for xx The current UPB taken as per the tape data is in the amount ofxx	Collections Comments:According to the servicing comments, the loan is currently performing.

Review of the payment history as of xx the borrower is current with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx which was applied for xx The current UPB taken as per the tape data is in the amount of xx.

Reason for default is an excessive obligation.

According to the servicing comment dated xx the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per servicing comments, the foreclosure was initiated in xx and the file was referred to an attorney on xx However, as per the comment dated xx; the foreclosure was put on hold due to the loss mitigation workout on xx No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower Ronald xx and the lender xx LP on xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx% and new P&I is in the amount of xx beginning from xx till the maturity date xx The interest-bearing amount is xx.
There is balloon rider located at ( xx ).
In addition, there is another rider located at ( xx ).
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization months are xx Tape Source: Initial Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the note no middle name for borrower #xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Value:    Variance:    Variance %:    Comment: Borrower last name is xx Sr.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Document date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the loan review no details have been found.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as Mxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xxM.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: No. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file:
xx. Anti-Coercion Notice.
xx. Title Insurance Disclosure.
xx. Radon Gas Disclosure.
xx. Insurance Sales Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96426902	xx	Unavailable	Not Applicable	37.076%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$114,921.44	5.000%	$2,245.83	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed as the assignment of mortgage is currently withxxn, Not In Its Individual capacity But Solely Asxx instead of the current assignee "xx."

There is one x x against the subject property in the favor of xxn the total amount of xx was recorded on x/.xx.
There is one parxxviolation lien against the subject property in the amount of xxwhich was recorded on x/x in favor of xx
There are two State tax liens against the name of borrower in favor oxxor the total amount of xx which were recorded on ..xx and x/.xx.
Judgments against the borrower as follow.
First was recorded on x/.xx in the amount of xx in favor of xx
Second was recorded on x/.xx in the amount of xx in favor ofxx.

There are multiple ECB and parxxviolation liens in the amount of xx but the property address mentioned on the related documents is not the subject property address.
The utility charged of xx for water/sewer are past due on .xxx in the amount of xx
The annual combined taxes have been paid total in the amount of xx
No, any prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is performing. The last payment was received onxx. in the amount of xx with interest rate ofxx% for the due date of xx The next due date is xx The latest payment history does not reflect current UPB, hence the UPB considered from provided tape data which is in the amount ofxx The payments made by borrower are as per the mod dated xx	Collections Comments:According to the servicing comments the loan is performing. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The latest payment history does not reflect current UPB, hence the UPB considered from provided tape data which is in the amount of xx. The payments made by borrower are as per the mod dated xx
The loan was modified once since origination. The Fixed Loan Modification agreement was made on an effective date of xx between “xx” (borrower) and “xx (lender)”.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

The borrower xx had bankruptcy under chapter xx with the case# xx on xx POC was not filed by creditor. The plan was not confirmed. The debtor was dismissed on xx and the case was terminated on xx
According to comments the foreclosure was initiated in the loan. The comment dated xx shows that the file was referred to an attorney on xx and complaint was filed on xx As per comment dated xx, the judgment was entered on xx  The sale was scheduled on xx which was canceled due to the bankruptcy filed by debtor with case#xx on xx The hold was ended on xx  The bankruptcy was dismissed on xx As per comment dated xx the step sale scheduled on xx but user has closed the file due to the loss mitigation. Attorney confirmed the file was closed on xx and requested for dismissal of FC. The comment dated xx states that dismissal action was completed on xx

The comment dated xx states that the subject property had damaged with estimated loss amount of xx and the nature of damages is Int/Ext paint, roofing, carpentry, landscaping, floors and cleaning. The comment dated xx states that “there are no noted repairs in the current exterior BPO; however, there are repairs in the interior BPO on the file in DocNet with the estimated cost of xx”. There is no further information provided regarding damages whether they have been repaired or not. Also the latest BPO report is not available to verify the same.

According to Updated title report date xx the subject mortgage is at lower lien position as there is one ECB lien against the subject property in the favor of Environmental Control Board (Fire and Building) in the total amount of xx which was recorded on xx The subject property is located in State of New York. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

Foreclosure Comments:According to comments the foreclosure was initiated in the loan. The comment dated xx shows that the file was referred to an attorney on xx and complaint was filed on xx As per comment dated xx, the judgment was entered on xx  The sale was scheduled on xx which was canceled due to the bankruptcy filed by debtor with case#xx on xx The hold was ended on xx  The bankruptcy was dismissed on xx As per comment dated xx the step sale scheduled on xx but user has closed the file due to the loss mitigation. Attorney confirmed the file was closed on xx and requested for dismissal of FC. The comment dated xx states that dismissal action was completed on xx
Bankruptcy Comments:The borrower xx had bankruptcy under chapter xx with the case# xx on xx POC was not filed by creditor. The plan was not confirmed. The debtor was dismissed on xx and the case was terminated on xx

The loan was modified once since origination. The Fixed Loan Modification agreement was made on an effective date of xx between “xx (borrower) and “ xx LP, as attorney in fact for (lender)”.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Credit Report Missing Required State Disclosures Right of Rescission	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per the note, the note is ballon payment note. Tape Source: Initial Tape Type:
Field: Borrower #xx First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification, the doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx t   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the property address is xx Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
New York Real Property Escrow Account Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan files."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45988665	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$127,727.68	4.500%	$663.76	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on xx in favor of MERS as nominee forxx
The chain of assignment is incomplete. The latest assignment of mortgage is with xx, not in its Individual  Capacity, but xxII xx-x Trust, its successor and assigns and it was recorded on ..xx. However, it should be with xx.
Active judgments or liens have been found pending are as follows:
x) There is a state tax lien against the borrower in favor of xxin the amount of $xxx.xx and it was recorded on ..xx.
x) There is a IRS lien against the borrower in favor ofxx in the amount of $xx,xxx.xx and it was recorded on ..xx.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.	Provided payment history as of .xx reveals that the loan is in delinquency for .. month. The next due date for the payment isxx The last payment ofxx was received onxx in the amount of $.,....... The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount ofxx	Collections Comments:Loan is in delinquency. Provided payment history from xx to xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx The last payment of xx was received on xx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payments as per loan modification on xx The loan has been modified twice since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the available servicing comments dated from xx to xx the foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorney on xx The Complaint was filed by the attorney on xx According to the servicing comment dated xx the foreclosure matter was contested on xx The reason to contest the matter was additional fee has been charged. The servicing firm was currently seexxto obtain additional legal fees in the total amount of xx. According to the servicing comment dated xx; the contested matter is still active. The foreclosure is also on hold due to contested matter.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx
Foreclosure Comments:According to the available servicing comments dated from xx to xx the foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorney on xx The Complaint was filed by the attorney on xx According to the servicing comment dated xx the foreclosure matter was contested on xx The reason to contest the matter was additional fee has been charged. The servicing firm was currently seexxto obtain additional legal fees in the total amount of xx. According to the servicing comment dated xx; the contested matter is still active. The foreclosure is also on hold due to contested matter.
Bankruptcy Comments:The borrower xxr had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx	Loan Modification agreement was made between borrowers xxwith xx LP on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD-xx Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Origination Appraisal	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx |----| xx% Comment: Deferred balance amount is xx. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Deferred principal per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is MMMMxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final Hud-xx along with estimated Hud-xx and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx was found in loan file located at (xx_xx_LOAN pg#xx). However, original note was misplaced, lost or destroyed. Hence, original or duplicate copy of note is also available from the loan file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of New York. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre-application
Co-Signer Notice Requirements
Default Warning Notice
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unable to be confirmed from the given lenders documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76447383	xx	648	657	32.320%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxx shows that the subject mortgage was originated on ..xx in the amount of xx which was recorded on ..xx with MERS as nominee for xxInc. No chain of assignment has been found. No active judgments or liens have been found. Annual combined taxes of xx have been paid in the amount of xx No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for . months. The last payment was received on .././.... in the amount of $.,...... that was applied for the due date of .xx The next payment is due on .xx As per payment history, the current UPB isxx

Collections Comments:The loan is in collections. The borrower is not maxxpayments regularly. The borrower is delinquent for xx months. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx The loan has not been modified yet since origination. No evidence of bankruptcy & foreclosure have been found. As per collection comment, the borrower was on international trip (home town) and there he was hospitalized for xx weeks due to which he was not able to make payments on time. As per comment dated xx, the borrower is being responsive regarding the repayment of the missed payment. As per comment dated xx the subject property was identified as vacant & secured per visual as the interior was empty. Later, the borrower confirmed on xx that he would come back to live in that property. No visible damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #xx First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #xx First Name is Praveena; however, tape shows xx Tape Source: Initial Tape Type:
Field: Borrower #xx Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #xx Last Name is xx however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower First Name is xx however, tape shows xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Actual CLTV is xx%; however, tape shows xx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per appraisal report, LTV is xx%; however, tape shows xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xx   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The DTI per documents is xx%; however, tape shows xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xx   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Post closing Housing Ratio per xx is xx%; however, tape shows xx%.   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Appraisal report at the time of origination, the property type is PUD; however, tape shows Single Family. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33132517	xx	Unavailable	Not Applicable	37.209%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$2,903.71	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx which was recorded on ..xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two open senior mortgages in the total amount of xx recorded on xx and xx respectively. This mortgages originated by xx
There is active State Tax Lien against borrower which is in the amount of $ xx recorded on ..xx and filed by xx
Annual county taxes for the year of xx have been paid in the amount of xx
There is x installment of school taxes for the year of xx is delinquent in the amount of xx with the good though date .xxxx.
Review of the payment history available fromxx. toxx/xx/xxxx. The last payment was received in the amount of $.,...... which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided payment history is in the amount ofxx	Collections Comments:The loan is in collections. Review of the payment history available from xx to xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx.
Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
No evidence has been found regarding the reason for default in the latest collection comments.
No evidences have been found in the latest servicing comments regarding the property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
Credit Report HUD-xx Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last mod xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original stated rate is xx%, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx, tape shows xx Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx is available in the loan file. However some points and fees on the final HUD-xx are hand written."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from loan files"
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York state. The required State disclosures are missing from the loan file.
xx.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
xx.NY Interest Rate Disclosure
xx.NY Hazard Insurance  Disclosure
xx.Tax Escrow Account Designation
xx.Mortgage Bankers and Exempt Organizations Preapplication
xx.Co-Signer Notice Requirements
xx.Default Warning Notice
xx.New York Real Property Escrow Account Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
																									* Settlement date is different from note date (Lvl x) "Settlement date is xx which is different from note dated xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35530224	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$12,630.60	4.620%	$228.40	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx which was recorded on ..xx withxx
There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from xx
 There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx. states that the borrower has been delinquent for more than .. days. The last payment was received in the amount of xx which was applied to due date of .././.... and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx.
Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount. There is provision of balloon payment at maturity dated xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount. There is provision of balloon payment at maturity dated xx
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification document the amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: The original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: the original standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The stated original rate is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia. The following state disclosures are missing from the loan file.
·??VA Application Disclosure
·?Choice of Settlement Agent Disclosure
·?Disclosure of Charges For Appraisal or Valuation
·?Copy of Appraisal or Statement of Appraised Value"
* Property is Manufactured Housing (Lvl x)     "The Home has been affixed.
Available appraisal located at “xx”, the VIN# xxRxxP.  The Mobile home affidavit attached with the same document at  pg#xx, shows the subject property has been permanently affixed to a foundation."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77865204	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	$23,739.21	4.000%	$863.96	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ../xx and was recorded on ..xx, in the amount of xx with xx
The chain of assignment has been completed as currently the assignment is with xx
* One junior mortgage found opened recorded on ..xx, in the amount of $ xx which is in the favor ofxx
Active Judgments and Liens;
x) One HOA lien found pending in the amount of $x.xx recorded on ..xx which is the favor of xx
x) One more  HOA lien found pending in the amount of $x.xx recorded on ..xx which is the favor of xx
Property Tax Status;
x) Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx on ../xx.
No prior year delinquent taxes have been found pending.
Review of payment history as of datedxx shows that the borrower is not maxxregular payments. The loan payments are currently . months delinquent. The next due date isxx The last payment was received onxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history is in the total amount ofxx The current interest rate isxx.% with P&I in the amount of xx.
The last payment was received according to the modification agreement made on effective date ofxx
Collections Comments:Collection comments available from xx shows that the borrower is borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx the due date of xx The unpaid principal balance according to payment history is in the total amount of xx. The current interest rate is xx% with P&I in the amount of xx.
The last payment was received according to the modification agreement made on effective date of xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrower had not filed any bankruptcy yet.
Latest available BPO report dated xx located at (xx_BPO-xxaxxcbxx) shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx” and lender “xx” on effective date xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx

This loan was modified twice. The first modification made on xx located “xx_Modification Agreement-xxaxxfba”. The borrower has been maxxpayment as per second modification plan dated xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization term months is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Borrower's Last Name as xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is interest only provision available in the note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original OLTV ratio is calculated as xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA finance charge test & first lien lender fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to one of the following findings as;
First Lien Lender Fees Test: FAIL $xx $xx +$xx.
The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx,xx and the sum of all lender fees exceeds the greater of xx% of the principal amount or $xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
xx% of the principal amount or $xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $xx,xx and the loan charges a lender fee."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL $xx,xx $xx,xx -$xx
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state.
The following disclosures are missing from the loan file:
xx. Amortization Schedule Disclosure
xx. Credit Property Insurance Disclosure
xx. Fee Agreement
xx. Priority of Security Instrument Disclosure
xx. Attorney Selection Disclosure"
* Not all borrowers signed HUD (Lvl x)     "Final HUD-xx is not signed by the borrower."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66101396	xx	581	Not Applicable	38.986%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$60,379.30	5.000%	$696.44	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx in the amount of xx which was recorded on ..xx with MERS as nominee for xx, xx. The chain of assignment is incomplete as the current assignment is with xx as Trustee for xx However, the current assignee should be xx. There is a certificate of land sold for taxes in the amount of x which was recorded on ..xx in favor ofxx, x x As per alert notes, Taxes were sold on x x, xx with a x year redemption window	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more thanxx days. The last payment was received on .././.... in the amount of xx that was applied for the due date of .xx The next payment is due on .xx As per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per chapter xx plan dated xx, the debtor shall pay xx per month to the trustee for xx months. The plan was confirmed on xx The Motion for relief from stay was filed on xx The amended POC was filed on xx according to which the POC amount is xx and amount of arrearage is xx. As per comment, it seems, that the foreclosure was initiated on loan and later placed on hold due to bankruptcy filing under chapter xx with case#xx on xxNo evidence of foreclosure has been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx The reason for default is curtailment of income. The borrower wants to keep the subject property. The subject property is owner occupied with no visible damages or repairs.

Update:
No additional information was found in recent collection comments review

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per chapter xx plan dated xx, the debtor shall pay xx per month to the trustee for xx months. The plan was confirmed on xx The Motion for relief from stay was filed on xx The amended POC was filed on xx according to which the POC amount is xx and amount of arrearage is xx.	Loan Modification agreement between Sxx Borrower and xx., dated xx The new principal balance is xx xx of which xx is deferred interest bearing principal. The interest rate begins at xx%. A final balloon payment on the interest bearing principal balance of xx is due on maturity date. The reduction period matures on xx The new loan maturity date is xx	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $-xx |----| -xx% Comment: Per executed modification agreement in the file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value: xx%   Variance:    Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Rounding   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Per payment history. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal dated after closing (Lvl x) "As per Appraisal, appraisal date is xx. However, the loan was originated on xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease risk indicator is moderate as loan is failing for Prepayment Term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test is fail. Loan data is xx months and comparison data is xx months. Hence, the variance is xx months."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18273246	xx	731	Not Applicable	53.175%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on x/./xx and was recorded on ..xx, in the amount of xx in the favor of xxn Ixx
The chain of assignment has been completed. The current assignment is withxx, recorded on ..xx with xx
There is an active hospital lien in the favor of xx recorded on x/./xx in the amount of xx
Annual County taxes for the year xx are delinquent in the amount of xx which was good through ..xx. Annual County taxes for the year xx are delinquent in the amount of xx which is good through ..xx. Annual County taxes for the year xx have been paid on ..xx in the amount of xx
According to the payment history as of xx the borrower is currently delinquent for .. months. The last payment was received on xx the payment was applied for due datexx. and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of $.,...... with an interest rate ofxx.%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx the borrower is currently delinquent for xx months. The last payment was received on xx the payment was applied for due date xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comment.
The reason for default is illness of the principal borrower. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The plan was confirmed on xx As per the confirmed plan, the debtor shall pay the trustee xx for xx months under Chapter xx. There is no comment indicating a cram down. The date of last filing was xx
Not Applicable	HUD-xx Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% |---| xx% |----| xx% Comment: Original OLTV ratio is calculated as xx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Some of the points and fees for hud-xx are hand written."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Oklahoma state. The following state disclosures are missing from the loan file:

xx.OK Title protection notice
xx.Insurance Disclosure
xx.NSF Fee Disclosure
xx.Over-the-limit fees
xx.Notice of Rights to Obtain a Security Freeze"
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48933173	xx	580	Not Applicable	46.221%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$74,607.20	4.625%	$977.82	xx/xx/xxxx	Financial Hardship	Updated title report shows no delinquent taxes or liens other than the subject mortgage fromxx
The Chain of Assignment is complete with the latest assigned toxx., Its Successors and Assigns.
The Annual Tax Amount is xx	The Payment History as ofxx/xx/xxxx reveals that the borrower is current and due for thexx. payment. The last payment was received onxx. in the amount of $.,...... and was applied to thexx. payment. The current P&I is xx and rate of interest isxx.%. The current unpaid principal balance is in the amount of $...,...... with a deferred amount of xx	Collections Comments:The Payment History as of xx reveals that the borrower is current and due for the xx payment. The last payment was received on xx in the amount of xx and was applied to the xx payment. The current P&I is xx and rate of interest is xx%. The current unpaid principal balance is in the amount of xx with a deferred amount of xx.
The loan was previously modified on xx with a new principal balance of xx of which xx is deferred and xx is the interest bearing amount at which will be paid at a fixed rate of xx% with a P&I payment of xx beginning xx until the stated maturity date of xx
Borrower filed a Chapter xx Bankruptcy on xx that was discharged on xx and terminated on xx  Schedule D of the Bankruptcy Voluntary Petition filed xx reflects the amount of claim for the subject loan is xx with the value of the collateral as xxk leaving $xx unsecured portion.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed a Chapter xx Bankruptcy on xx that was discharged on xx and terminated on xx Schedule D of the Bankruptcy Voluntary Petition filed xx reflects the amount of claim for the subject loan is xx with the value of the collateral as xxk leaving $xx unsecured portion.	The loan was modified on xx with a new principal balance of xx of which xx is deferred and xx is the interest bearing amount at which will be paid at a fixed rate of xx% with a P&I payment of xx beginning xx until the stated maturity date of xx	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term as per original note is xx months however the loan has been modified since origination. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per the loan modification agreement, the date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The LTV Ratio is xx% however the tape reflects xx% which appears to be due to rounding.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
																					Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28099017	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$7,815.64	2.500%	$873.92	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx which was recorded on ..xx withxx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against the borrower which is in the amount of xx recorded on ../xx and filed by xx
There is active state tax lien against the borrower which is in the amount of $ xx recorded on xx and filed by xx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx to xx The last payment was received in the amount of $.,...... which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided tape data is in the amount ofxx	Collections Comments:The loan is in collections.
Review of the payment history available from xx to xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx.
The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started  from xx% and borrower had given promise to pay P&I in the amount of  xx beginning on xx with a new maturity date of xx  The rate changes in xx steps ending at xx%.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
No evidence has been found regarding the reason for default in the latest collection comments.
No evidences have been found in the latest servicing comments regarding the property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx% and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate changes in xx steps ending at xx%.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortized terms are xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per modification document the last modified date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Late Fees Test: FAIL Loan Data  xx% Comparison Data xx% Variance +xx%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York state. The following state disclosures are missing from the loan file.
xx.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
xx.NY Interest Rate Disclosure
xx.NY Hazard Insurance  Disclosure
xx.Tax Escrow Account Designation
xx.Mortgage Bankers and Exempt Organizations Preapplication
xx.Part xx Disclosure
xx.Alternative Mortgage Transaction Disclosures
xx.Co-Signer Notice Requirements
xx.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43504817	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.240%	$1,382.14	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated .xxx reflects that the subject mortgage was originated on ..xx with the lenderxx which was recorded on ../xx.

The chain of the assignment has not been found. The latest assignment should be with xx

There is HOA lien active in the favor of Shorewood Condominium Association in the amount of xx which was recorded on ..xx.

There is a water sewer lien active in the favor of xx in the amount of xx which was recorded on ..xx.
xx County x and x Installment of taxes have been due in the total amount of xx due on .xxxx and .xxxx.
No prior years delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for . month. The last payment received on xx the payment applied date wasxx. and the next due date for payment is xx The P&I is in the amount of $.,...... and PITI is in the amount of $.,....... The UPB reflected as per the payment history is in the amount ofxx	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xx month. The last payment received on xx the payment applied date was xx and the next due date for payment is xx The reason for default is excessive obligations. The subject property has been occupied by the owner.As per the comment dated xx the subject property had damaged due to fire. However the fire department confirmed that no fires at the subject property. Upon the further investigation the borrower shows the photos of the property suffered from the long term discoloration and mold to the exterior siding. The photos that our vendor is now reporting as fire damaged were initially reported as mortgagor neglect and water damage. The damage to the siding is from long-term discoloration, which has worsened over time due to lack of maintenance and repairs. As there is no visible insurable damage to this property, we are closing our file at this time. Further details have not been found.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification is dated xx between original note owners and xx. The principal balance is xx and interest bearing amount is xx at rate of $xx%. The first payment is due xx in the amount of xx with a maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is based on original note term. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Modification document in the file is dated xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: The final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: As per appraisal report appraised value is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: LYV is one of the same audit value does not recognize two decimal place rounding.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Based on xx month payment history in the file.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Based on xx month payment history in the file.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: As per note property address is xx ; however tape reflects xx .   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: AS per note property city is xx ; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note postal code is xx; however tape reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds xx% (Lvl x)     "As per appraisal report the appraised value is $xx,xx and Loan amount is $xx,xx. Hence LTV>xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in VA State. The following state disclosures are missing in the loan files.
Choice of Settlement Agent Disclosure
Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4971832	xx	622	Not Applicable	46.508%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$604.14	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on xx which was recorded on ..xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
One HOA lien open against the subject property in the amount of xx held byxx..xx.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than .. days. The last payment was received in the amount of xx which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx.
The borrower had filed the BK under the chapter xx case# xx on xx The POC was filed on xx  The POC amount is xx and total arrearage amount is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xx case# xx on xx The POC was filed on xx The POC amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Original note data was used for term calculation Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Most recent mod dates were used   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: System calculation/rounding   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by borrowers."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file:
xx.Insurance Solicitation/Post Commitment Requirement
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Collateral Protection Insurance Disclosure
xx.Choice of Insurance Notice
xx.Fair Market Value of Homestead Property Acknowledgment
xx.Home Equity Loan Rescission Notice
xx.Home Equity Loan Copies of Documents
xx.Home Equity Loan Interest and Fees Preclosing Disclosure
xx.Home Equity Consumer Disclosure
xx.Commitment Requirement/Anti-Tying
xx.TX Loan Agreement Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34022898	xx	694	651	30.469%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$4,037.88	2.500%	$522.57	xx/xx/xxxx	Financial Hardship	As per the updated title report dated .xxxx the subject mortgage was originated on ..xx with lender MERS as nominee for xx and recorded on ..xx.
The chain of assignment has been completed , currently the assignment is with xx
There are x junior mortgage & civil judgment against the borrower.
The junior mortgage was originated on ..xx with lender MERS as nominee forxx and recorded on ..xx for the amount of xx
The civil judgment was recorded on ..xx in the amount of xx in the favor of xx
Annual combined taxes of xx are paid in the amount of xx No prior delinquency has been found.
According to the payment history as ofxx the borrower is current with the loan. The last payment was received onxx in the amount of xx.(PITI) which was applied toxx The monthly P&I is xx with an interest rate ofxx.%. The UPB is reflected in payment history in the amount ofxx	Collections Comments:The current status of loan is in performing and the borrower is maxxregular payments. According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx in the amount of xx(PITI) which was applied to xx The monthly P&I is xx with an interest rate of xx%. The UPB is reflected in payment history in the amount of xx.
The loan has modified since the origination. The modification agreement was made between the lender xx and the borrowerxx on xx the new principal balance as per mod is xx.The first payment was due on xx and the maturity date is xxThe monthly P&I is xx with interest rate of xx%. The amount of xx is considered as deferred balance and the xx is the interest bearing amount. The balloon payment on the interest bearing principal balance of xx is due on maturity date.
No comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx and the case was discharged on xx terminated on xx  The reaffirmation was filed on xx
The subject property is ownerxxoccupied and is in average condition. No comments have been found regarding the damage or repair.

Update:
As per the servicing comment dated xx the loan is in BK status. As per the servicing comment dated xx xx Motion to Dismiss Case Filed by xx on behalf of Trustee xx Hearing scheduled xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx and the case was discharged on xx , terminated on xx The reaffirmation was filed on xx	The modification agreement was made between the lender xx and the borrower xx on xx the new principal balance as per mod is xx.The first payment was due on xx and the maturity date is xxThe monthly P&I is xx with interest rate of xx%. The amount of xx is considered as deferred balance and the xx is the interest bearing amount. The balloon payment on the interest bearing principal balance of xx is due on maturity date.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized terms are calculated off the original note. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bk.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The doc date of last mod is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: LTV is one of the same audit value did not round up two decimal places.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value is based of xx month payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Audit value is based off xx month payment history. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data $xx,xx Comparison Data $xx,xx Variance -$xx
This loan failed the TILA finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xx Comparison Data $xx,xx Variance -$xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Brokerage/Finder Fee Test: FAIL Loan Data$xx,xx Comparison Data $xx,xx Variance +$xx
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds xx% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than xx% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xx,xx Comparison Data $xx,xx Variance -$xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xx Comparison Data $xx,xx Variance -$xx
This loan failed the TILA foreclosure rescission finance charge test."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88706123	xx	Unavailable	Not Applicable	56.841%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.250%	$1,074.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxxx reflects that the subject mortgage was originated on ..xx with the lender MERS as nominee for xx, which was recorded on ..xx.
The chain of the assignment has been completed. The latest assignment is from xx, Its Attorney-In-Fact
xx.which was recorded on .xxxx.
No active liens and judgments have been found against the borrower and the property.
 Annual county taxes of xx have been paid in the amount of  xx
Annual county taxes of xx have been paid in the amount of xx
Annual county taxes of xx have been paid on ..xx in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of .xx the borrower is currently delinquent for . month and the next due date for the regular payment isxx The last payment was received onxx in the amount of $.,......, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was the curtailment of the income and the borrower wants to retain his property.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xxi” had filed bankruptcy under chapter-xx with the case#xx on xx The reaffirmation agreement was filed on xx with the total amount of xx with a fixed rate of xx%. The debtor was paid the monthly payment was in the amount of xx for the next xx months. No further details have been found. No comment has been found indicating a cram down. The case was discharged on xx and fully terminated on xx	This Step modification agreement was signed between the borrower xx and the lender xx dated xx The Unpaid principal Balance is xx with an interest rate of xx% which steps up in xx steps ending at xx%.
The borrower promises to pay the monthly  P&I of xx beginning from xx and the maturity is xx No deferred amount has been given. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision.
Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortization terms are xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER report the borrower had filed bankruptcy on xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note document the loan was originated with interest only.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification document loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per appraisal report the original standard LTV(OLTV) is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the note, the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As note document the property address street is xx Kenicott Trail. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Mortgage Insurance Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan state, However, the following required state disclosures are missing from the loan file.
xx.MI Borrower's Bill of Rights
xx.MI Consumer Caution and Homeownership Counseling Notice
																									xx.Choice of Insurance Agent"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51838606	xx	Unavailable	Not Applicable	16.837%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated .xxxx, the subject mortgage was originated on ..xx witxxwhich was recorded on ..xx.
The chain of assignment has been completed. Currently assignment is with ‘xx
Subject Mortgage is on first lien position.
The active liens/judgments have been found.
The county annual taxes have been paid off in the amount of xx on ..xx.
Review of updated payment history datedxx shows that the loan is performing and borrower is maxxhis monthlyxx The next due datexx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of xx The Borrower made the last payment as per the Note terms with interest ofxx.% and P&I is xx. The loan is not yet modified since origination.
Collections Comments:The latest BPO report is not available to verify the current condition of subject property.
Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx.  The Borrower made the last payment as per the Note terms with interest of xx% and P&I is xx. The loan is not yet modified since origination.

No evidences have been found regarding foreclosure and bankruptcy filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: No Verification of Stated Income |---| |----| Comment: Loan Documentation type is Full Documentation. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history reversed is MMMMxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx, Unit xx   Tape Value: xx  xx   Variance:    Variance %:    Comment: Property address is xx, Unit xx   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value:( xx Stories) Tape Value: Co-op Variance: Variance %: Comment: Subject property type is Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53221659	xx	Unavailable	Not Applicable	55.488%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx which was recorded on ..xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against the borrower which is in the amount of x recorded on ..xx and filed byxx
There is active civil judgment lien against the borrower which is in the amount of xx recorded on ../xx and filed by xx
There is active state tax lien against the borrower which is in the amount of xx recorded on ..xx and filed by xx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more thanxx days. The last payment was received in the amount of xx which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx	Collections Comments:The loan is in active bankruptcy.
The borrower had filed the BK under the chapter xxth case# xx on xx
The plan has not been confirmed yet. The POC was filed on xx  The POC amount is xx and total arrearage amount is xx.
Review of the payment history available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx.
Available servicing comment shows the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx on xx The plan has not been confirmed yet. The POC was filed on xx  The POC amount is xx and total arrearage amount is xx.
Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Original amortized term from the original note. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: One of the same our system did not round up the LTV base on the two digit decimal factor.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history are per in the file.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history as per in the file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: The maturity date as per the original note in the file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
GSE (Fannie Mae public guidelines) Predatory Lending- fail.
GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL, loan data: $xx,xx, comparison data: $xx,xx, variance: +$xx,xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8458752	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated .xxx shows that the subject mortgage was originated on ..xx with the lenderxx which was recorded on ..xx.
The chain of the assignment has been completed. The current assignment is with xxwhich was recorded on ..xx.
There are x civil judgments in the favor of xx II in the total amount of xx which was recorded on different dates.
There are x civil judgments in the favor of xx, Assignee of xx in the total amount of xx which was recorded on .x/xx and .x/xx.
x installment of county jurisdiction tax of  xx  has bee paid in the amount of xx on ..xx.
x installment of county jurisdiction tax of  xx  has bee paid in the amount of xx on .xxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date ofxx. and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The borrower xx had filed bankruptcy under chapter xx with the case # xx on xx The date of the last filing is xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx on xx The plan was confirmed on xx As per the chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The POC was filed on xx with the claim amount of xx and the amount of arrearage is xx. The date of the last filing is xx	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest xx% and a maturity date of xx The P&I as per payment history is the xx; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. Also, payment history reflects deferred balance as xx. As per tape data, the loan has been modified on xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The modification agreement is missing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The modification agreement is missing.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per note, first payment date is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The modification agreement is missing.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xx%   Variance:    Variance %:    Comment: Appraisal is missing.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: The modification agreement is missing. Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final application / xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
xx. Choice of Settlement Agent Disclosure.
xx. Copy of Appraisal or Statement of Appraised Value."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8129112	xx	748	Not Applicable	27.742%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ..xx in favor of MERS as nominee forxx, in the amount of xx which was recorded on .x/xx with xx The chain of assignment has not been completed. The current assignment is with xx". However, the current assignment should have been with "xx." which is missing. There is an active judgment against the borrower in the xx, which was recorded on x/.xx in the amount of $x,x.x.
Also, there is an active judgment against the borrower in the favor ofxx which was recorded on x/.xx in the amount of xx
Annual county taxes for the year  xx  have been paid in the amount of xx
No prior year's delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of $.,......, which was applied for xx The current UPB reflected as per the payment history is in the amount ofxx The borrower has been maxxpayments as per the ARM Note terms (.........._ARM Change Notice-........a.....cf).
Collections Comments:According to the servicing comments, the borrower is current with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx which was applied for xx The current UPB reflected as per the payment history is in the amount of xx. The borrower has been maxxpayments as per the ARM Note terms (xx_ARM Change Notice-xxaxxcf).

Reason for default is unable to be determined.

No evidences have been found in the latest xx months of servicing comments regarding the occupancy and damages.

No BPO and inspection reports have been provided.

Update:
As per comment dated xx the foreclosure was initiated. The FC was put on hold due to loan reinstated. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Note reflects the Next Rate Change Date as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is mmmmmxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file:
xx. Affidavit of Consideration.
xx. Affidavit of Disbursement.
xx. First Time Buyers Affidavit.
xx. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
xx. Balloon Payment.
xx. No Escrow Account.
xx. Mandatory Binding Arbitration Disclosures.
xx. Home Buyer Education and Counseling Disclosure."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55860370	xx	Unavailable	Not Applicable	49.645%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$123,700.00	2.000%	$888.19	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with lender xx, N.A. which was recorded on ..xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx toxx which was recorded on ..xx. However, the assignment is missing to xx.
The first and second installment county taxes of  xx  have been paid in the total amount of xx The other annual taxes for the year of  xx  have been paid in the amount of xx No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for . month and next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of xx/xx/xxxx for the due date of xx The UPB is reflected in the amount of $...,...... till the due date of xx	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter-xx with the case# xx on xx and the plan as confirmed on xx According to the Amended chapter xx plan dated on xx, the debtor shall pay xx for xx months and xx for xx months. The POC has not been filed yet. As per the client report, the POC Bar date is xx
The review of payment history shows that the borrower has been delinquent for xx month and next due date for the payment is xx The last payment was received on xx in the amount of $xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
The step loan modification agreement was made on xx between the borrower xx and lender xx, N. A. The borrower promises to make a monthly payment of xx with the interest rate of xx% for xx months, then xx with the interest rate of xx% for xx months, then xx with the interest rate of xx% for xx months and xx with the interest rate of xx% beginning from xx till maturity date of xx The deferred balance amount is xx and the interest-bearing amount is xx The New Principal Balance stated in the modification is xx
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Update:
As per the servicing comment dated xx BK case# xx was filed on xx MFR. Granted on xx and discharged on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case# xx on xx and the plan as confirmed on xx  According to the Amended chapter xx plan dated on xx, the debtor shall pay xx for xx months and xx for xx months. The POC has not been filed yet.  As per client report, the POC Bar date is xx
The step loan modification agreement was made on xx between the borrowerxxand lender xx, N. A. The borrower promises to make a monthly payment of xx with the interest rate of xx% for xx months, then xx with the interest rate of xx% for xx months, then xx with the interest rate of xx% for xx months and xx with the interest rate of xx% beginning from xx till maturity date of xx The deferred balance amount is xx and the interest-bearing amount is xx The New Principal Balance stated in the modification is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx months. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is xx months.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: HUD in the file Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx/xx. However, Original Note date is xx and the settlement date is xx. Hence, ROR transaction date is not consistent with Note and settlement date."
																									* Settlement date is different from note date (Lvl x) "According to the final HUD-xx, the settlement date is xx. However, original Note date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46921179	xx	693	Not Applicable	38.633%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,215.62	xx/xx/xxxx	Financial Hardship	The review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with xx The chain of assignment is breaxxlast assignment came from xx Savings Fund Society and Its Successors and Assigns to xxand it was recorded on ..xx.
Active judgments and liens & open mortgages;
One open mortgage found pending against the borrowexx and it was recorded on ..xx in the amount of xx which is in the favor of xx
x) xx County x Installment have been paid on .xxxx in the amount of xx
x) xx County x Installment have been paid on x/./xx in the amount of xx
x) xx County x Installment have been paid on ..xx in the amount of xx
No prior years delinquent taxes found.
Provided payment history as of .xx reveals that the loan is in delinquency for .. month. The next due date for the payment isxx The borrower made last payment as per loan modification onxx The last payment ofxx was received onxx in the amount of $.,....... According to the payment history the current unpaid principal balance is being reflected in the amount ofxx	Collections Comments:Loan is in delinquency. Provided payment history from xx to xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx The rate changes in xx steps ending at xx%.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxs had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx	Loan Modification agreement was made between borrower xx on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx The rate changes in xx steps ending at xx%.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per tape data Amortized Term (Calculated) is xx and as per review it is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data Bankruptcy Post loan origination is No and as per review it is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per tape data Original Standard LTV OLTV is xx % and as per review it is xx %.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment History String is xx and as per review it is xxMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per tape data Payment History String Reversed is xx and as per review it is MMxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in state of Illinois. The following state disclosures are missing from loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70963103	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$1,094.62	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxxx, the subject mortgage was originated on xx
The chain of the assignment has been completed. The last assignment is fromxx to xxwhich was recorded on ..xx.
There is one state tax lien against the borrower, “xx in the favor of xx for the amount of xx which was recorded on ..xx.

There is certificate of real estate tax lien for the year of xx-xx) of delinquent taxes against the subject property in the favor of xx for the amount of xx which was recorded on ..xx. Foreclosure has been initiated for same lien and the complaint was filed on ..xx with the xx. Order of granting withdraws of xx sale scheduled on ..xx and ..xx has been filed on ..xx due to bankruptcy filing. The borrower, “xx” had filed the bankruptcy under chapter xx with thexx on ..xx. As per assessor's information and summit county clerk of courts (xx), tax certificates are stayed until bankruptcy is cleared.

There is one judgment against the borrower, “xxin the favor of xx for the amount of xx which was recorded on .xxxx.

First installment of combined taxes for the year xx has been paid in the amount of xx and second installment is due in the amount of xx on .xxxx.
According to payment history as of .xx the borrower is currently delinquent for .. months and the next due date isxx The last payment was received on xx in the amount of xx which was applied for the due date ofxx The unpaid principal balance as per tape data is reflected in the amount of xx The borrower had made the last payment according to ARM payment change notice located at "......_Servicing File(..)" with the interest rate ofxx. % and P&I of xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance as per tape data is reflected in the amount of xx. The borrower had made the last payment according to ARM payment change notice located at "xx_Servicing File(xx)" with the interest rate of xx % and P&I of xx. Borrower, “xx” had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx The bankruptcy case was dismissed on xx and the case was discharged on xx The loan was modified on xx The new modified principal balance is in the amount of xx. Borrower promises to pay xx with the initial interest rate of xx % and P&I of xx beginning from xx till xx Thereafter, borrower will make a payment as per ARM terms.
According to comment dated xx the file was referred to an attorney on xx However, foreclosure was put on hold due to bankruptcy filing.
The borrower, "xxk” had filed the bankruptcy under chapter xx with the case#xx on xx The plan was confirmed on xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. POC had filed by the creditor, xx  on xx for the secured claim amount of xx and the amount of arrearage is xx.
According to first amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of xx. The amount of arrearage to be paid to the creditor is in the amount of xx. The same plan was confirmed on xx According to modification of chapter xx plan dated xx the Trustee states that the plan payments must be increased from the current payment of xx per month to a payment of xx per month.
Motion for Relief from Stay was filed on xx and order for same was granted on xx Notice of Mortgage Payment Change was filed on xx Current occupancy and condition of the subject property are unable to determine from the collection comment. Current occupancy and condition of the subject property are unable to determine from the collection comment.

Foreclosure Comments:According to comment dated xx foreclosure was initiated and the file was referred to an attorney on xx However, foreclosure was put on hold due to bankruptcy filing.
The borrower, "xx” had filed the bankruptcy under chapter xx with the case#xx on xx The plan was confirmed on xx

Bankruptcy Comments:The borrower, "xx” had filed the bankruptcy under chapter xx with the case#xx on xx The plan was confirmed on xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. POC had filed by the creditor, xx  on xx for the secured claim amount of xx and the amount of arrearage is xx.
According to first amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of xx. The amount of arrearage to be paid to the creditor is in the amount of xx. The same plan was confirmed on xx According to modification of chapter xx plan dated xx the Trustee states that the plan payments must be increased from the current payment of xx per month to a payment of xx per month.
Motion for Relief from Stay was filed on xx and order for same was granted on xx Notice of Mortgage Payment Change was filed on xx
This modification agreement was made between the borrower, "xx" and the lender, "xx" on xx The new modified principal balance is in the amount of xx. Borrower promises to pay xx with the initial interest rate of xx % and P&I of xx beginning from xx till xx Thereafter, borrower will make a payment as per ARM terms.	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: - xx month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure details were found in the loan file.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was modified.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization tyep is fixed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original interest rate is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Moreland Avenue   Tape Value: xx  Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file. However, values are updated from initial application located at "xx_Security Instrument(xx), (xx), (xx).tif"."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55832874	xx	Unavailable	Not Applicable	35.007%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$105,431.87	4.250%	$514.98	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxx shows that the subject mortgage was originated on ..xx in the amount of xx which was recorded on ..xx with MERS as nominee forxx. The chain of assignment has been completed. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxthe payments regularly. The last payment was received on .././.... in the amount of xx that was applied for the due date of .xx The next payment is due on .xx As per payment history, the current UPB is xx...	Collections Comments:The loan is performing. The borrower is maxxthe payments regularly. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx The loan was modified on xx with modified principal balance of xx. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx The debtor was discharged on xx Later, the bankruptcy was terminated on xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is xx. As per chapter xx individual debtor’s statement of intention, the debtor wants to retain the subject property by reaffirming the debts. The MFR was filed on xx No evidence of foreclosure has been found. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtorxx had filed the bankruptcy under chapter xx with case#xx on xx The debtor was discharged on xx Later, the bankruptcy was terminated on xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is xx. As per chapter xx individual debtor’s statement of intention, the debtor wants to retain the subject property by reaffirming the debts. The MFR was filed on xx	Loan modification agreement was made between Borrower xx and lender “xx” on xx The new modified rate is in xx step and borrower promises to pay P&I as per the modification agreement as stated below. The new principal balance is xx, deferred balance is xx & interest bearing amount is xx. Borrower will pay deferred balance before the dated borrower sell or transfer the interest in the property, the date borrower will pay entire interest bearing amount or at the new maturity date. The maturity date isxx Rate will be changed in xx steps as follows,
xx) Interest rate change date xx with interest rate of xx% & P&I payment begins on xx in the amount xx for xx months.
xx) Interest rate change date xx with interest rate of xx% & P&I payment begins on xx in the amount xx for xx months.
xx) Interest rate change date xx with interest rate of xx% & P&I payment begins on xx in the amount xx for xx months.
xx) Interest rate change date xx with interest rate of xx% & P&I payment begins on xx in the amount xx for xx months.
The modification agreement is as per the trial modification plan dated xx
Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per Original Note amortized Term are xx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Bankruptcy the audited value is YES.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement the modification is step modification.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
																					Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per payment history reversed string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44595965	xx	Unavailable	Not Applicable	41.499%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,280.55	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx in the amount of xx which was recorded on ..xx with MERSxx, A xx The chain of assignment has been completed. There is an IRS lien in the amount of xx Second installment of xx County taxes is due in the amount of xx No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on .././.... in the amount of xx. that was applied for the due date of .xx The next payment is due on .xx As per payment history, the current UPB isxx	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx As per payment history, the current UPB is xx. The debtors xxa had filed the bankruptcy under chapter xx with case#xx on xx The voluntary petition was filed on xx As per chapter xx plan dated xx the debtor shall pay to the trustee xx monthly for xx months. The plan was confirmed on xx The debtors were discharged on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx. No foreclosure activities have been found. The loan modification agreement was made between xx. on xx The first modified payment is still due for xx and the new maturity date will be xx The new Modified Unpaid Principal Balance is xx.The modification rate would be xx % and modified P&I is xx. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xxa had filed the bankruptcy under chapter xx with case#xx on xx The voluntary petition was filed on xx As per chapter xx plan dated xx the debtor shall pay to the trustee xx monthly for xx months. The plan was confirmed on xx The debtors were discharged on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx.	The loan modification agreement was made betweenxx and xxon xx The first modified payment is still due for xx and the new maturity date will be xx The new Modified Unpaid Principal Balance is xx.The modification rate would be xx % and modified P&I is xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortization term is xx however the tape data shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of Last Modification is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only Period is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Original Stated P&I is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is mmmmmmmmmmxx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is xx however the tape data shows xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower; however, the same HUD-xx is considered to test the Compliance Ease."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is moderate as loan is failing for TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge test is fail. Loan data is $xx,xx ad comparison data is $xx,xx. Hence, the variance is -$xx.

TILA Foreclosure Rescission Finance Charge test is fail. Loan data is $xx,xx and comparison data is $xx,xx. Hence, the variance is -$xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per ROR, transaction date is xx; however, settlement date is xx. Note date is xx."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-xx, the settlement date is xx; however, note date is xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68387373	xx	652	Not Applicable	51.692%	First	Final policy	Not Applicable	x	xx	xx	$44,350.24	3.875%	$450.33	xx/xx/xxxx	Financial Hardship	According to Updated title report dated .xxxx, the subject mortgage was originated on ..xx with the lender xx in the amount of xx which was recorded on ..xx.
The chain of assignment has not been completed. Currently, the assignment is from xx, as trustee for the holders of the xx
By Select xx Servicing f/k/a xx as attorney in-fact to EquiCredit Corporation of America. The assignment should be with xx.
There is an active mortgage prior to the subject Mortgage, in the favor of xxrecorded on ..x for the amount of xx
There is one junior mortgage against the property in the favor of xx in the amount of xx which was recorded on ..xx.
The first and second installment county taxes of xx have been paid in the amount of $xx.x.
The first installment county taxes of xx have been delinquent in the amount of xx which will due for .xxxx and good through till .xxxx.
As per the review of payment history as of .xx the borrower is current with the loan and next due date isxx The last payment was received onxx in the amount of xx which was applied forxx The UPB reflected in the payment history is in the amount ofxx The borrower has been maxxpayment as per Modification agreement.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx. The borrower has been maxxpayment as per Modification agreement.
The loan has been modified, this modification agreement was made between Borrower xx. on xxThe reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx% beginning from xx with a maturity date xx The interest bearing amount is xx. There is no deferred balance and principal forgiven amount.
The borrowerxx had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage is xx. The amended POC was filed on xx with the secured claim amount of xx. As per the Schedule-D of voluntary petition dated xx the amount of claim without deducting value of collateral is xx and value of the property is xx. The Unsecured portion is xx Did not see comments reflecting a cram-down. According to Chapter xx plan dated xx the debtor shall pay the trustee xx per month for xx months for the total amount of xx.
The foreclosure has not been initiated since origination.
No comments have been found indicating damages to the subject property.
As per the comment dated xx the subject proerty is owner-occupied.

Update:
No information found in recent available CC.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage is xx. The amended POC was filed on xx with the secured claim amount of xx. As per the Schedule-D of voluntary petition dated xx the amount of claim without deducting value of collateral is xx and value of the property is xx. The Unsecured portion is xx Did not see comments reflecting a cram-down. According to Chapter xx plan dated xx the debtor shall pay the trustee xx per month for xx months for the total amount of xx.	This modification agreement was made between Borrower xx on xxThe reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx% beginning from xx with a maturity date xx The interest bearing amount is xx. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: Deferred balance amount is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The property street address is xx . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74284525	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx with MERS as nominee for xx for the amount of xx
The chain of the assignment has been completed. The latest assignment is from  xxc to xxwhich was recorded on .xxxx.
There is HOA lien against the subject property in the favor ofxxor the amount of xx which was recorded on ..xx.
The county first and second installment taxes for the year  xx  have been paid total in the amount of $xxxx.xx.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx The last payment was received onxx/xx/xxxx in the amount of $.,...... which was applied for xx The UPB isxx The current P&I is $.,...... and PITI is $.,.......
Collections Comments:As per the review of servicing comments as of xx the loan is in the Performing.
The borrower is maxxthe regular payment and the next due for regular payment is xx The last payment was received in the amount of xx which was applied to the due date of xx The P&I is xx with an interest rate of xx %. As per payment history, the UPB is reflecting is in the amount of xx.
According to the collection comment dated xx, There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - One Year WSJ   Tape Value:  -    Variance:    Variance %:    Comment: As per ARM note document ARM index type is LIBOR- .   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was originated with interest only period.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per ARM note document next payment change date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxmmmxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xxmmmxx Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx along with estimated hud and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure document is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx, However, the following state disclosures are missing from the loan file.

xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure for Condominiums
xx.Hazard Insurance Disclosure
xx.Insurer Recommendation Disclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49528688	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$454.25	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was dated ..xx with Beneficial xx Inc. in the amount of xx and it was recorded on ..xx. The chain of assignment has not been completed as the mortgage is currently with the lender xxc instead of the current assignee xx. No active judgments or liens have been found against the borrower or subject property. No prior year delinquent taxes have been found. The annual combined taxes of xx have been paid total in the amount of xx	Review of updated payment history shows that the loan is in delinquency for . month. The last payment was received onxx/xx/xxxx in the amount of xx with interest rate ofxx.% for the due date of xx The next due date is xx The latest payment history reflects the UPB in the amount of xx The last payment was made as per the mod dated xx	Collections Comments:The loan is in delinquency for xx month. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The latest payment history reflects the UPB in the amount of xx. The last payment was made as per the mod dated xx
The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx%. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx The rate changes in xx steps ending at xx %.  A final balloon payment on the interest bearing principal balance of xx is due on maturity date.

Borrower had filed bankruptcy under chapter xx with case # xx on xx  The Bankruptcy was discharged on xx and the case was terminated on xx POC was not filed by the creditor.

As per latest comment dated xx the reason for default is death of family member.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter xx with case # xx on xx The Bankruptcy was discharged on xx and the case was terminated on xx POC was not filed by the creditor.	The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx%. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx The rate changes in xx steps ending at xx %. A final balloon payment on the interest bearing principal balance of xx is due on maturity date.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-xx Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Loan modified Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Note   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Rounding   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx is missing from the loan file. Also the estimated HUD-xx or itemization are not available."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83835750	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.990%	$706.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was recorded on ..xxxx with xx
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual county taxes for the year of xx have been paid in the amount ofxx
Available BPO report dated ..xx located at xxshows that the subject property is owner occupant and is in average condition with no visible damages or repairs.	Review of payment history as of datedxx shows that the borrower is not maxxregular payments. The loan payments are currently . months delinquent. The next due date isxx The last payment was received onxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history is in the amount of xx The current interest rate isxx.% with P&I in the amount of xx.
Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is xx% with P&I in the amount of xx.

The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrower had not filed bankruptcy yet.

Update:
As per the comment dated xx, the loss draft funds have been affected. Further details not provided.
As per the comment dated xx the mod was effective on xx The modified new principal balance is xx. The modified P&I is xx, and the interest rate is xx%, which began from xx to xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx and lender “xx.” on effective date xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Original note data was used for calculation Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx is missing from the loan file. Estimated HUD-xx or itemization of points and fees are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Require affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30955397	xx	Unavailable	Not Applicable	61.965%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated .xxxx, the subject mortgage was originated on ..xx with the lender MERS as nominee for xx Lender which was recorded on ..xx.
The chain of assignment has been completed. Currently, the current assignee is with the xx.
There is Junior Mortgage against the subject property in the favor of xx recorded on ..xx in the amount of xx
First and second town installment taxes have been paid in the amount of xx
No, any prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent from . month and next due date is xx The last payment was received onxx/xx/xxxx in the amount of xx with the interest rate ofxx.%. The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comment as of xx the loan is currently active in the bankruptcy and next due date is xx The last payment was received on xx in the amount of xx with the interest rate of xx%. The new UPB is reflected in the amount of xx.
The reason for default is curtailment of income.
The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx The POC actual file date is xx However, the POC was filed by  xx  on xx for the secured claim amount is xx and arrearage amount is xx. The creditor POC is not filed in timely manner.
The foreclosure activity has not been found.
The subject property occupancy is unable to be determined in the available servicing comments. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx The plan was confirmed on xx The POC was filed by xx for the secured claim amount is xx and arrearage amount is xx. The borrower has promise to pay for trustee in the amount of xx for xx months.	Not Applicable	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Next Rate Change Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The next rate change date is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The Origination LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per the final application the total income is $xx amount total expense is $xx, hence the DTI is more than xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing in the loan file.
xx) MI Borrowers Bill of Rights.
xx) MI Consumer Caution and Homeownership Counseling Notice.
xx) Choice of Insurance Agent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer disclosure is missing in the loan file."
																									* Operative index value is unable to confirm (Lvl x) "The operative index value unable to be determined in the available loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44019191	xx	614	Not Applicable	25.659%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$150,661.38	5.500%	$719.50	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated .xxxx, the subject mortgage was originated on ..xx with MERS as nominee for xx
Chain of assignment has not been completed. Currently, the mortgage is with
xx which was recorded on x/.xx. It should be with xx.
There is a code enforcement lien in the amount of xx in favor ofxx
Countyxx, xx which was recorded on x/.xx.
Annual taxes for the year of xx have been paid in the amount of xx No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for ..+ days and the next payment is due for xx The last payment was received onxx. in the amount of $.,...... which was applied for xx The UPB isxx The current P&I is xx and PITI is $.,.......	Collections Comments:The loan is currently in the collection and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for xx The borrower xx had filed Chapter xx with the case #xx on xx The debtor was discharged xx and the case was terminated on xx The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed on xx The service was completed on xx The hearing was scheduled for xx The judgment was entered on xx The borrower xx had filed Chapter xx with the case #xx on xx and FC was placed on hold.
The RFD is the death of the family member. As per the comment dated xx the property is unknown occupied. As per the collection comments, there are water damages to the property. The xx also had to be replaced. The insurance was filed. The estimated cost of damage has not been mentioned. No comments have been found stating these damages have been repaired.

Foreclosure Comments:
The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed on xx The service was completed on xx The hearing was scheduled for xx The judgment was entered on xx The borrowerxx had filed Chapter xx with the case #xx on xx and FC was placed on hold.

Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed Chapter xx with the case #xx on xx The voluntary petition Schedule D shows the amount of claim without deducting the value of collateral as xx and the amount that supports the claim is xx. The unsecured amount is xx. The debtor was discharged xx and the case was terminated on xx	This loan modification agreement was signed between the borrower xx and the lender xx LP As Servicer for x-x x xx-A Trust on xx The UPB is xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx %, beginning from xx The maturity is xx The deferred balance is xx and the interest bearing amount is xx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the review of the PACER report, the borrower xx had filed Chapter xx with the case #xx on xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the note, the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per the note, the original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxM   Tape Value: xx   Variance:    Variance %:    Comment: As per the Payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: Mxx Tape Value: xx Variance: Variance %: Comment: As per the Payment history, the string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71525723	xx	Unavailable	Not Applicable	42.556%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$46,241.55	3.750%	$434.31	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx. The chain of assignment has been completed. There are x senior mortgages in the amount of xx & xx which were recorded on ..xx ., a xx Corporation respectively. There is a junior mortgage in the amount of $x which was recorded on ..xx with xx There are x municipal liens against the subject property in the combined amount of $ xx in favor of City of xx There are x civil judgments against the subject property in the amount of xx & xx which were recorded on ..xx & ..xx in favor ofxxrespectively. There are x water/sewer liens in the amount of xx xx and xx which were recorded on ..xx, .x/xx & .x/xx in favor of City of x respectively. There are x state tax liens in the amount of xx xx & xx which were recorded on .x/xx, .x/xx & .x/xx in favor of xx respectively. First and second installments of xx, xx, xx, xx and xx county taxes are delinquent in the combined amount of $ xx	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for . months. The last payment was received on .././.... in the amount of xx that was applied for the due date of .xx The next payment is due on .xx As per payment history, the current UPB isxx	Collections Comments:The loan is active in collections. The borrower is not maxxpayments regularly. The borrower is delinquent for xx months. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx Loan Modification agreement was made on xx The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx The UPB that has been amortized is xx as an interest bearing amount. The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx As per chapter xx plan dated xx the debtor shall pay xx per month for xx months. Later, the plan was amended on xx However, due to non-payment the plan was dismissed on xx The debtor was dismissed on xx The bankruptcy was terminated on xx The amended POC was filed on xx with POC amount of xx and amount of arrearage is xx. The Pacer search shows that the borrower has a chronic history of filing for bankruptcy having filed in xx and xx No evidence of foreclosure has been found. As per comment, the reason for default is excessive obligation. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied. As per comment dated xx, the subject property was damaged as the borrower had some flooding in basement. The exact amount of damage has not been found. No further comments have been found regarding the damages or repairs. No details were found regarding the insurance claim. Latest BPO report is not available in the loan file. Hence, we are unable to confirm whether the damages are repaired or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case#xx on xx As per chapter xx plan dated xx the debtor shall pay xx per month for xx months. Later, the plan was amended on xx However, due to non-payment the plan was dismissed on xx The debtor was dismissed on xx The bankruptcy was terminated on xx The amended POC was filed on xx with POC amount of xx and amount of arrearage is xx. The Pacer search shows that the borrower has a chronic history of filing for bankruptcy having filed in xx, xx, xx, xx, xx, xx, xx, xx and xx	Loan Modification agreement was made on xx The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx The UPB that has been amortized is xx as an interest bearing amount
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Original term was xx months, however the modification agreement extended the term Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Note date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit shows the payment history from the documentation in the file   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Audit shows the payment history from the documentation in the file Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test & TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is fail. Loan data isxx% and comparison data is xx%. Hence, the variance is -xx%.

TILA Finance Charge Test is fail. Loan data is $xx,xx and comparison data is $xx,xx. Hence, the variance is -$xx,xx.

TILA APR Test is fail. Loan data is xx% and comparison data is xx%. Hence, the variance is  -xx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69765663	xx	Unavailable	Not Applicable	72.363%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$11,937.84	4.125%	$940.46	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated on .xxxx shows that the mortgage was originated on x/.xx which was recorded on x/.xx with the lender xx
The chain of assignment has not been completed as no assignment has been done by xx However, the assignment is missing to xx.
There is a civil judgment in the favor ofxx in the amount of xx which was recorded on x/.xx.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on .x/xx.
There is a civil judgment in the favor of xx Construction in the amount of xx which was recorded on x/.xx.
There is a civil judgment in the favor of xxr in the amount of xx which was recorded on x/x/xx.
The first installment combined taxes of xx have been paid in the amount of xx
The annual combined taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
The review of the payment history shows that the borrower is current with the loan and the next due date for the payment is xx The last payment was received onxx. in the amount of xx. for the due date of xx The current unpaid principal balance is reflected in the amount ofxx	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx The review of the payment history shows that the borrower is current with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The current unpaid principal balance is reflected in the amount of xx. According to the updated title report dated xx The foreclosure was referred to an attorney on xx The foreclosure complaint was filed on xx and the judgment was entered on xx The foreclosure was put on hold due to loss mitigation. The loan modification agreement was made between borrower xx and xx on xx The loan has been modified twice since origination. Previously, the loan was modified on xx No damage and repairs have been found. No information pertaining to bankruptcy has been found.

Foreclosure Comments:According to the updated title report dated xx The foreclosure was referred to an attorney on xx The foreclosure complaint was filed on xx and the judgment was entered on xx The foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx and xx on xx The modified UPB is xx with an interest rate of xx % and a P&I of xx. The first payment started from xx with the maturity date of xx The borrower had also given the promise to pay the deferred balance in the amount of xx other than principal on the maturity date of xx There is no provision for the balloon payment and it has xx modification steps. The loan has been modified twice since origination. Previously, the loan was modified on xx	Affiliated Business Disclosure Credit Report HUD-xx Closing Statement Missing Required State Disclosures Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx however the tape data shows xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: Deferred Balance amount is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of Last modification is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod Step xx rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx rate is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod Step xx rate is xx however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod Step xx rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Original Appraised value is xx however the tape data show sxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original Standard (OLTV) however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: Original Stated P&I is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string is xx, however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "The final HUDxx is available in the loan file which is located at 'xx_Settlement Statement-xxaxxafexx'. The principal amount of the loan is reflected as $xx,xx which is less than the original principal balance of $xx,xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding xx years."
* DTI > xx% (Lvl x)     "According to the final xx, the total monthly income is $xx,xx and the total debts are in the amount of $xx,xx. Hence, the DTI exceeds xx%."
* LTV or CLTV exceeds xx% (Lvl x)     "According to the appraisal report dated xx, the appraised value is $xx,xx which is less than the loan amount of $xx,xx. Hence, LTV or CLTV exceeds xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Oregon. The following state disclosures are missing from the loan file.
xx.Oregon Forced Placed Insurance Notice.
xx.Notice where Escrow Account is NOT Required.
xx.Escrow Notice for Loans Sold to Out-of- State Purchases within one year.
xx.Anti-Coercion Notice.
xx.Insurance Premium Notice.
xx.Insurance Sales Notice.
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Property is Manufactured Housing (Lvl x)     "Home not affixed. According to the appraisal report dated xx/xx, the subject property is a manufactured home (Doc -xx_Appraisal-xxdxxbexxb -Page-xx). The VIN number is not available in the legal description of the subject mortgage.
The updated title report dated xx/xx shows separate tax assessment for land and improvements. The subject mortgage does not have VIN/SN listed in its legal description. There is one "Application to Exempt the Manufactured Home from Registration & Titling" available in the updated title which reflects VIN #GNORxx Nxx. The affidavit of affixation is not available in the loan file. The final title policy available in the loan file (xx_Collateral File Documents-xxaxxcf(pg#xx) does have an Endorsement for this manufactured home, which states that the manufactured housing unit described under Schedule A is included within the term land used in the policy. However, we are unable to determine whether the manufactured home is permanently attached to land or not."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59443834	xx	Unavailable	Not Applicable	45.970%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$5,749.36	5.000%	$455.07	xx/xx/xxxx	Financial Hardship	The Updated title report dated .xxx shows the mortgage was originated on ..xx (borrower) and (lender) xx in the amount of xx The subject mortgage was recorded on ../xx with thexx
The chain of the assignment has not been completed. The current assignment is withxx, xxnot in its individual capacity but solely in its capacity as xx
There is a junior mortgage found active. It was originated on ..xx and recorded on ../xx with thexx It was originated with the amount xx in favor of xx
The annual installments of combined taxes for the year of xx are paid in the amount of xx
The current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than . months and the next due date is for .xx The last payment was received on xx in the amount of xx, which was applied for .xx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx, with the interest rate of .%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is not available. According to comment history dated xx the borrowexx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was confirmed on xx
The current occupancy details have been not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was confirmed on xx
The POC was filed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx, the debtor shall pay to the trustee in the amount of xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

The modification agreement was done on xx between the (borrower) xx and the (lender) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of xx% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx A deferred balance of xx has been stated.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortized term is xx However the tape shows that it is xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: The deferred balance is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The first pay date is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The original standard LTV is xx%. However the tape shows that it is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxNNxx   Variance:    Variance %:    Comment: The pay history string is mmmmmmmmmxx. However the tape shows that it is xxNNNxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xxNNxx Variance: Variance %: Comment: The pay history string reversal is mmmmmmmmmxx. However the tape shows that it is xxNNNxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
xx.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
xx.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56000453	xx	612	600	18.676%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated .xxx, the mortgage was originated on x/.xx with MERS as nominee for xx which was recorded on x/.xx.
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx NA as Trustee for xxIt should be with xx.

There are two civil judgments open against the borrower in the favor of xx in the total amount of xx which were recorded on ..xx and x/.xx.

Tax Status:
Annual combined taxes of xx have been paid in the amount of xx
Annual combined taxes of xx have been paid in the amount of xx
Annual combined taxes of xx have been paid in the amount of xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received onxx/xx/xxxx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest isxx.%. The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and borrower is performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the Note.
No foreclosure proceedings have been found.
No bankruptcy filing has been found by the borrower from the date of loan origination.
Collection comments are available from xx to xx Collection comments are missing from xx to xx and xx to xx as we require for latest xx months.
According to available collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is greater than xx%. Hence required MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following require state disclosures are missing from the loan file.
Agent Preference Disclosure
Casualty Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46927984	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$383.27	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with xx (borrower) and (lender) xx, which was recorded on ..xx. The chain of assignment is incomplete as the subject mortgage is currently with the, “xx, for thexxMortgage- Notes, Sxxs xx- instead of xx
There is an active junior Mortgage in the amount of $x.xx which was recorded on ..xx in favor ofxx
x installment of combined tax for the year of xx is delinquent in the amount of xx which was due on x/xxxx and it is good through on .xxxx.
x installment of combined tax the year of xx is due on x/xxxx in the amount of xx
Review of the payment history provided fromxx/xx/xxxx toxx. reveals that borrower is performing. The last payment was received in the amount of xx onxx/xx/xxxx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $..,...... and current interest rate as per payment history isxx.%.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter xx case#xx on xx As per statement of intention from voluntary petition dated xx, debtor intent to retain the subject property. debtor was discharged on xx
There is no information available regarding current occupancy in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case#xx on xx As per statement of intention from voluntary petition dated xx, debtor intent to retain the subject property. debtor was discharged on xx	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-xx Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: noted Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx and an estimated HUD-xx/Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50112216	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.500%	$739.12	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on .xxxx shows the subject mortgage was originated on ..xx which was recorded on ..xx with lender ‘xx.
The chain of assignment is incomplete. Currently assignment is with xx not in its individual Capacity, butxx The last assignment should be with xx.
There is junior mortgage against the borrower in amount of xx which was recorded on ..xx with the lender accredited xx
Combined annual installment taxes of xx are due in the amount of xx
Combined annual installment taxes of xx have been paid off in the amount of xx
No active judgment has been found.
No prior delinquent taxes have been found.
Review of updated payment history datedxx shows that the loan is delinquent for . month. The last payment was received onxx in the amount of $.,...... for the due date ofxx The next due date isxx The payment history reflects current unpaid principal balance is in the amount ofxx The Borrower made the last payment as per the modification terms with interest rate ofxx% and modified P&I xx.	Collections Comments:According to the BPO (xx_BPO-xxaxx) dated xx subject property is occupied and no visible damage/repairs have been found.

Loan Modification agreement is made between ‘xx’ (Borrower) and ‘ xx ’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx. The Borrower made last payment as per modification terms  with interest rate of xx% and modified P&I xx.
Previously loan was modified on xx (xx).

Review of updated payment history dated xx shows that the loan is delinquent for xx month. The last payment was received on xx in the amount of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx. The Borrower made the last payment as per the modification terms  with interest rate of xx% and modified P&I xx.

No evidences have been found regarding foreclosure and bankruptcy file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement is made between xx (Borrower) and ‘ xx ’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx. The Borrower made last payment as per modification terms with interest rate of xx% and modified P&I xx.
Previously loan was modified on xx (Located- xx_Loan Modification Documents xx xx).
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx however the tape data shows xx Tape Source: Initial Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx%   Variance:    Variance %:    Comment: Original Standard LTV is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx East Pine Street xx   Tape Value: xx    Variance:    Variance %:    Comment: Property Address street is xx  however the tape data shows xx    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: ( xx Stories) Tape Value: Co-op Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx is missing from the loan file. And there are no estimated HUD-xx / Itemization of fees available in file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Washington State, the required disclosures are missing from the loan file.
xx) Construction Lien Disclosure
xx) Mortgage Loan Servicing Disclosure
xx) Choice of Insurance Notice
xx) Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
xx) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52674516	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$844.30	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ../xx with the lender xx in the amount of xx which was recorded on ..xx.
The chain of assignment has not been completed. The current assignment is with “xxhowever, the last assignment should be with xx which is missing.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year xx have been paid on ..xx in the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of .xx the borrower is currently delinquent for . months and the next due date for the regular payment isxx The last payment was received onxx in the amount of xx, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx The last payment was received on xx in the amount of xx, which was applied for xx The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
No information pertaining to bankruptcy has been found.
No foreclosure activity has been initiated.
Unable to be determined the intention of the borrower from the available servicing comments.
As per the BPO report dated xx which was located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx between the borrowers “xx and the lender “ xx LP”. The borrower promises to make a monthly payment of xx with the rate of interest xx%, beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of xx. No, the deferred amount has been found in the modification. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per the note, the amortized term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification, the Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history string reversed is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "The Final HUD-xx along with estimated HUD-xx and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application/xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage Insurance Certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state. The following required state disclosures are missing from the loan file:

xx.Amortization Schedule Disclosure
xx.Credit Property Insurance Disclosure
xx.Fee Agreement
xx.Priority of Security Instrument Disclosure
xx.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78906848	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated .xxxx, reflects that the subject mortgage was originated on x/.xx, with the lender xx and the borrower xx which was recorded on x/.xx. The Chain of assignment has not been completed. No assignment has been found. It is missing to xx.
No active judgments or liens have been found against the borrower.
Annual county taxes for the year of xx has been paid on x/.xx in the amount of xx
Annual city taxes for the year of xx has been paid on x/.xx in the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently delinquent for . months and the next due date for payment is xx The last payment was received date isxx/xx/xxxx and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:The loan is currently active in Collections and the next due date for payment is xx
The reason for default from the servicing comments is unable to be determined.
 No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value:xx Tape Value:xx|---| |----| Comment: As per Note document the borrower Last Name isxx Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the payment history string reversed as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
xx.Amortization Schedule Disclosure
xx.Credit Property Insurance Disclosure
xx.Fee Agreement
xx.Priority of Security Instrument Disclosure
xx.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65560730	xx	623	537	86.795%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$887.73	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated .xxx reflects that the subject mortgage was originated on ..xx, with the lender xxc and the borrowerxxwhich was recorded on ..xx. There is a break in the chain of assignment. The chain of assignment missing from xx., to x x, as trustee forxx, its attorney-in-fact.
There is an IRS lien against the borrower Jxx in the amount of $x in the favor of xx which was recorded on x/x/xx.
x and x installments of combined taxes for the year of  xx  have been paid in the amount of xx
x and x installments of combined taxes for the year of xx have been due in the amount of $ xx..xx, for the due date .xxx and .xxxx.
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment received to date wasxx. and it is in the amount of xx. The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is xx
The reason for default from the servicing comments is Unable to determine.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx The debtor shall pay the trustee in the amount of  xx for the approximate period of xx months in the total amount of xx. The POC was filed on xx with the POC amount xx and the amount of arrearage is $xx. The motion was filed on xx As per schedule D of Voluntary Petition filed on xx the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx, however, the unsecured portion is xx.

The Loan modification agreement was made on xx between the borrower “xx and the lender The borrower promises to make a monthly payment of xx with the rate of interest xx%, beginning from xx till the maturity date xx The new principle balance stated in the Modification is in the amount of xx. The deferred amount has not been given in the modification. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision. The loan has been modified only once since origination.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per Note document, Amortized Term (Calculated) xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per Note document the original stated rate is given as xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string asxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note document property Address street xx  .   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-xx, the purpose of the transaction is Cash Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per application, the total monthly income is $xx,xx and total monthly expenses are $xx,xx. So DTI is xx% which is greater than xx%."
* Incorrect Property address on Note Document. (Lvl x)     "As per the updated title report dated .xx, The Assignment of mortgage, subject mortgage and vesting deed the address is inconsistent. As per the Vesting Deed and Mortgage dated xx the address shows as "xx N Morgan Ave ".
However, as per the Assignment of Mortgage which was dated xx, the address is xx N Morgan."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
xx.IL Collateral Protection Insurance Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79302023	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated .xxxx, the subject mortgage was originated on x/x/xx with the lender xx, x. which was recorded on x/.xx.
The chain of assignment has been completed as currently the assignment is with xx recorded on .xxxx.
Active Judgments and Liens:
x) There are two special assessment liens against subject property in favor of xx in the amount of xx
According to the payment history as of xx the borrower is maxxregular payments. The next due is on xx The last payment was received in the amount of xx which was applied for the due date was xx The UPB reflected in the amount ofxx The borrower has been paying as per the ARM change notice located at xx	Collections Comments:As per the collection comments, the loan is currently active in collections. According to the payment history as of xx the borrower is maxxregular payments. The next due is on xx The last payment was received in the amount of xx which was applied for the due date was xx The UPB reflected in the amount of xx. The borrower has been paying as per the ARM change notice located at (xx). As per the collection dated xx the bankruptcy was discharged on xx As per the collection comments, the subject property is occupied by the owner. As per the collection comments, the property is in good condition and no damages have been found. No foreclosure activity has been found in latest xx months collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (borrower/debtor) filed bankruptcy under chapter xx with the case#xx on xx debtor filed the chapter xx plan xx which was confirmed on xx According to the plan, the debtor shall pay to the trustee xx for xx months and then xx for xx months. The creditor xx had filed the POC on xx with the secured claim of xx and the arrearage of xx. The schedule D of voluntary petition shows the amount of claim as $xx and value of collateral as xx. Hence the unsecured portion is xx. The case was discharged on xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer	Field: ARM Index Type Loan Value: - One Year WSJ Tape Value: LIBOR - One Year Fannie Mae |---| |----| Comment: As per the Note, the ARM index type is LIBOR- One Year Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test;
TILA APR Test: FAIL xx% xx% -xx%
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx, However, the following state disclosures are missing from the loan file.
xx.Impound Account Disclosure
xx.Cosigner Notice
xx.Private Mortgage Insurance Disclosure
xx.Earthquake Disclosure for Condominiums
xx.Hazard Insurance Disclosure
xx.Insurer Recommendation Disclosure
xx.CA Fair Lending Notice
xx.Anti-Tying Disclosure
xx.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to final HUD-xx the settlement date is xx; however, note date is xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32442238	xx	655	Not Applicable	46.797%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,532.07	5.500%	$724.99	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with xxk (borrower) and (lender) xxe for xx which was recorded on ..xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx
There is a junior mortgage in the amount of x in favor of MERS as nominee for xx which was recorded on ..xx in xx.
x. There is junior mortgage in the amount of xx in favor of xx which was recorded on ..xx.
No active liens and judgment have been found on updated title report.
Annual Combined tax of xx has been paid on .xxxx in the amount of xx
Review of the payment history provided fromxx. toxx/xx/xxxx reveals that borrower has been the delinquent for +.. months. The last payment was received in the amount of xx onxx/xx/xxxx which was applied for the due date of .xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $..,...... and current interest rate as per payment history isxx.%. The last payment was made by the borrower according to the Modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comment states that the borrower has been the delinquent for +xx months. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%. The last payment was made by the borrower according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which began on xx Lender has agreed to defer the amount of xx. After deducting the defer amount the new principal balance is xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
Review of the collection comment states that the foreclosure was initiated and referred to attorney on xx and complaint was filed on xx Judgment was entered on xx As per comment dated xx sale date was scheduled. But foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx case#xx on xx Currently loan is in active bankruptcy. No further in formation found regarding foreclosure in the collection comment.
Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx. Chapter xx Plan was filed on xx which state that the debtor shall pay xx per Month for xx months. Trustee shall make subject arrearage which is in the total estimated amount of xx to subject creditor. Modify plan was filed on xx which states that the debtor shall make $xx per Month for xx months then xx per Month for xx months to trustee and Trustee shall pay subject arrearage payment which is in the total estimated amount of xx to subject creditor through plan. Currently debtor is in active bankruptcy.
No Information found regarding current occupancy.

Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney on xx and complaint was filed on xx Judgment was entered on xx As per comment dated xx sale date was scheduled. But foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx case#xx on xx Currently loan is in active bankruptcy. No further in formation found regarding foreclosure in the collection comment.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx. Chapter xx Plan was filed on xx which state that the debtor shall pay xx per Month for xx months. Trustee shall make subject arrearage which is in the total estimated amount of xx to subject creditor. Modify plan was filed on xx which states that the debtor shall make $xx per Month for xx months then xx per Month for xx months to trustee and Trustee shall pay subject arrearage payment which is in the total estimated amount of xx to subject creditor through plan. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which began on xx Lender has agreed to defer the amount of xx. After deducting the defer amount the new principal balance is xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape Doc date Currently in foreclosure is No and as per review it is Yes. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape Doc date of last modification is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Mod Step xx date is xx and as per review it is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value: xx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: As per tape data Original Stated P&I is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per tape data Original Stated rate is xx % and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment History String is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment History String Reversed is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per tape data stated maturity date is xx and as per review it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file.
xx. Casualty Insurance Disclosure
xx. Agent Preference Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is available in the loan file but it is not hand dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70291033	xx	Unavailable	Not Applicable	34.436%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.350%	$329.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx shows that the subject mortgage originated on x/.x withxx, a xx “lender” and was recorded on xx Annual city taxes are delinquent for multiple dates in the amount of $x,xxx.xx.	Review of the payment history provided for the periodxx. tillxx/xx/xxxx shows borrower is . months delinquent. The last payment received was in the amount of xx onxx/xx/xxxx for due date xx The next due date is .xx Current UPB reflects in the provided pay history is in the amount of $..,...... and current interest rate as per pay history isxx.%.	Collections Comments:Available servicing comments from xx till xx states the loan is delinquent for xx months. Payments are xx plus days delinquent. Borrower ability seems low as struggling to make payments since xx but it could get to better if an affordable restructure plan put in place. And borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between (Borrower) and (lender) xx. on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx beginning xx The new principal balance is xx. The maturity date is xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Doc date of last modification is xx but tape data shows xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed us xx but tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "GSE points and fees test loan data is $xx,xx and comparison data is $xx,xx but variance data is +$xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "GSE points and fees test loan data is $xx,xx and comparison data is $xx,xx but variance data is +$xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "An loan program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl x)     "Loan type is ARM however operative index value is unable to be confirmed."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3392911	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx and was recorded on ..xx, in the amount of xx with xx
The chain of assignment has not been completed. The current assignment should have been with xx.. But, the last axx.
No active judgments or liens have been found.
All the previous taxes have been paid.
Current year taxes are due in the amount of xx	According to the payment history as of xx the borrower is currently delinquent for . month. The last payment was received onxx in the amount of xx which was applied for the due date ofxx and the next due date for payment isxx/xx/xxxx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:Review of loan file and servicing comment shows that the borrower is currently delinquent for xx month. The last payment was received on xx in the amount of xx which was applied for the due date of xx and the next due date for payment is xx The UPB reflected as per the payment history is in the amount of xx.
No evidence of post-closing foreclosure has been found.
According to the PACER, the borrowers xx had filed for bankruptcy under chapter-xx with the case# xx on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of collateral is xx and the value of collateral is xx. Hence, the unsecured portion is xx. The case was discharged on xx and terminated on xx There is no comment indicating a cramdown.
Borrower intention is to retain the property.
No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xxe had filed for bankruptcy under chapter-xx with the case# xx on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of collateral is xx and the value of collateral is xx. Hence, the unsecured portion is xx. The case was discharged on xx and terminated on xx There is no comment indicating a cramdown.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Borrower had filed bankruptcy chapter xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original OLTV ratio is calculated as xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The original stated rate is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Loan Data:xx% Comparison Data:xx% Variance:-xx%
This loan is failed for the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kansas state.
The "Signed Closed-end Credit Agreement Notice" disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78614180	xx	Unavailable	Not Applicable	43.473%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$11,733.33	4.625%	$573.64	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on ..xx which was recorded on ..xx with xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of xx which was applied to due date ofxx. and the next due date is xx Current UPB reflects in the provided tape data is in the amount ofxx	Collections Comments:The loan is in collections. Review of the payment history available from xx to xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx.
Loan Modification agreement was made between borrowersxx on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
No evidence has been found regarding the reason for default in the latest collection comments.
No evidences have been found in the latest servicing comments regarding the property condition.

Update:
As per the servicing comment dated xx the subject property is occupied by unknown.
As per the servicing comment dated xx the co-borrower is deceased.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx% with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Dicsloures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: According to review amortized term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: According to review date of modification is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: OLTV is xx% according to review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxMMMMxx according to review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string is xxMMMMxx in reversed form according to review. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: fail, loan data  $xx,xx, Comparison data $xx,xx and the Variance is -$xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure  is missing from loan files."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83662460	xx	Unavailable	Not Applicable	33.697%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$31,441.15	6.000%	$509.25	xx/xx/xxxx	Financial Hardship	Review of the updated title report dated .xxxx shows the subject mortgage was originated x/.x in the amount of xx
There are x junior mortgages in favor of xx
First was recorded on ..xx in the amount of xx
Second was recorded on ..xx in the amount of xx
 There is one judgment in the amount of xx in favor of xx which was recorded on ..xx.
 The annual combined taxes of xx have been paid total in the amount of xx
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for . month. The last payment was received onxx. in the amount of xx with interest rate ofxx% for the due date of xx The next due date is xx The UPB reflected in provided tape data is in the amount of xx	Collections Comments:The loan is in delinquency for xx month. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The UPB reflected in provided tape data is in the amount of xx.
Since origination the loan was modified xx times. First mod was made on xx The Loan Modification agreement was made on an effective date of xx between “xx” (borrower) and “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
No comments found regarding the foreclosure.
The borrower had filed bankruptcy dated on xx under chapter xx with case no#xx.  The bankruptcy was discharged on xx and the case was terminated on xx POC was not filed.

The subject property is owner occupied. Borrower intends to keep the property.
The comment dated xx shows that reason for default is illness of customer.
No visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy dated on xx under chapter xx with case no#xx.  The bankruptcy was discharged on xx and the case was terminated on xx POC was not filed.
Since origination the loan was modified xx times. First mod was made on xx The Loan Modification agreement was made on an effective date of xx between “xx (borrower) and “ xx LP As Servicer For xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx%. The first payment had begun from xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Updated per Note Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: borrower had filed BK on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Updated per Modification   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated per payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test: FAIL loan data: $xx,xx comparison data: $xx,xx variance: -$xx.
TILA Foreclosure Rescission Finance Charge Test: loan data: $xx,xx comparison data: $xx,xx variance: -$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx(d)(xx) , transferred from xx CFR §xx(d)(xx) )
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.
TILA Finance Charge Test: FAIL loan data: $xx,xx comparison data: $xx,xx variance: -$xx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx(h) , transferred from xx CFR §xx(h) )
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: loan data: $xx,xx comparison data: $xx,xx variance: -$xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in GA State and the required disclosure of Additional Fees is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Recession is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69801500	xx	Unavailable	Not Applicable	17.458%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$477.56	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was recorded on ..xx with MERS as nominee for xx
The chain of assignment has been completed as currently the assignment is with xx recorded on .xxxx.
* One junior mortgage found opened in the amount of xx recorded on ..xx which is in the favor of xx
Active Judgments and Liens;
x) IRS lien found pending in the amount of xx recorded on ..xx which is in the favor of xx.
x) IRS lien found pending in the amount of xx recorded on ..xx which is in the favor of xx.
x) IRS lien found pending in the amount of xx recorded on ..xx which is in the favor of xx.
x) IRS lien found pending in the amount of xx recorded on ..xx which is in the favor of xx.
x) IRS lien found pending in the amount of xx recorded on ..xx which is in the favor of xx.
Property Tax Status;
x) x installment county taxes for the year of xx have been paid in the amount of xx on .xxxx.
x) x installment county taxes for the year of xx have been paid in the amount of xx on ../xx.
x) x installment county taxes for the year of xx have been paid in the amount of xx on ..xx.
No prior year delinquent taxes have been found pending.	Review of payment history as of datedxx shows that the borrower is maxxregular payments. The loan payment is currently . month delinquent. The next due date isxx The last payment was received onxx in the total amount of $.,...... for the due date ofxx The unpaid principal balance according to payment history is in the amount ofxx The current interest rate isxx.% with P&I in the amount of xx.
The last payment was received according to the modification agreement made on effective date ofxx
Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments. The loan payment is currently xx month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is xx% with P&I in the amount of xx.
The last payment was received according to the modification agreement made on effective date of xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrowers xx had filed bankruptcy under chapter xx with case#xx on xx The plan was confirmed on xx
The loan is currently in active bankruptcy.
According to collection comments the subject property is owner occupant with no visible damages or repairs.

Update:
The loan is currently performing.
As per comment dated xx, the bankruptcy case# xx was terminated on xx Further details not provided.
As per comment dated xx the foreclosure was initiated. The complaint was filed on xx The FC was put on hold due to loan reinstated. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed bankruptcy under chapter xx with case#xx on xx The plan was confirmed on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx.
The loan modification agreement was made between xx” (borrowers) and “xx” (Lender) on effective date of xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Legal Description Missing Required Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per loan file modification date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Appraisal original standard LTV is xx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxMMMMMMxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment reflects the Payment History String as xxMMMMMMxx Tape Source: Initial Tape Type:	3: Curable	* Legal Description missing (Lvl 3) "Updated title report dated xx shows that there is mismatch in legal description between vesting deed and mortgage. Vesting deed recorded on xx with Inst# xx shows " xx"; however, the subject mortgage recorded on xx with Inst/Book/Page# xx shows "NorthWest xx/xx of Section xx""	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31601011	xx	705	720	34.706%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$40,225.83	4.125%	$1,083.10	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx states that the subject mortgage was originated on x/.xx with xx which was recorded on .x/xx.
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are civil judgments in the amount of xx which was recorded on different dates and filed byxx
No delinquent taxes have been located for the prior year.
Review of the payment history provided fromxx. toxx/xx/xxxx reveals that borrower has been the delinquent for one month. The last payment was received in the amount of $.,...... onxx/xx/xxxx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $...,...... and current interest rate as per payment history isxx.%.
The borrower is currently . month behind his scheduled payments.
Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for one month. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx. The maturity date is xx	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term are xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Variance: Variance %: Comment: Subject property type Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged xx% Allowed xx% Over By -xx%.
.."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged xx% Allowed xx% Over By -xx%.
This loan failed the TILA APR test. ( xx CFR §xx(a)(xx), (xx) , transferred from xx CFR §xx(a)(xx), (xx) )
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of servicing providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.

xx.Anti-Coercion Notice
xx.Title Insurance Disclosure
xx.Radon Gas Disclosure
xx.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77983361	xx	Unavailable	Not Applicable	52.436%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$14,576.69	4.125%	$608.82	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated .xxxx, the subject mortgage originated on ..xx with the lender xx Lender in the amount of xx which was recorded on ..xx.
The chain of assignment has not been completed. Currently, the assignment is fromxx
N.A. to xx. The assignment should be with xx.
The updated title shows the satisfaction of subject mortgage recorded on ..xx with the ixx. However, rescission of satisfaction was recorded on ..xx, which states that the loan has not been paid in full. The release was recorded in error.
No active liens and judgments have been found.
The second installment combined taxes of  xx  have been due in the amount of xx which will due for .xxxx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of .xx the borrower is currently delinquent for . months and next due date isxx The last payment was received onxx in the amount of xx which was applied forxx The current P&I is xx and PITI is xx. The UPB reflected in the payment history is in the amount ofxx

Collections Comments:The loan is currently in the collection and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx and PITI is xx. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx the reason for default is curtailment of income.
The loan has been modified, this modification agreement was made between Borrower xx and xx on xxThe reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx% beginning from xx with a maturity date xx The interest bearing amount is xx. There is a deferred balance in the amount of xx.
The foreclosure was initiated and referred to an attorney on xx However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx The POC was filed by  xx . xx with the secured claim amount of xx and the arrearage is xx. The amended POC was filed on xx with the secured claim amount of xx and the arrearage is xx. As per the Schedule-D voluntary petition dated xx the amount of claim is xx and value of property is xx. Hence, the unsecured portion is xx. According to Chapter xx plan dated xx the debtor shall pay the trustee xx monthly for xx month, then xx monthly for xx months for approximately xx months for a total amount of xx. According to Trustee’s final report dated xx the debtor had paid the arrearages in the amount of xx and the mortgage payments xx to the trustee.  The debtor and joint debtor were discharged on xx The case was terminated on xx
As per comment dated xx the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx However, the borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx and foreclosure put on hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx The POC was filed by xx N.A. xx with the secured claim amount of xx and the arrearage is xx. The amended POC was filed on xx with the secured claim amount of xx and the arrearage is xx. As per the Schedule-D voluntary petition dated xx the amount of claim is xx and value of property is xx. Hence, the unsecured portion is xx. According to Chapter xx plan dated xx the debtor shall pay the trustee xx monthly for xx month, then xx monthly for xx months for approximately xx months for a total amount of xx. According to Trustee’s final report dated xx the debtor had paid the arrearages in the amount of xx and the mortgage payments xx to the trustee. The debtor and joint debtor were discharged on xx The case was terminated on xx	This modification agreement was made between Borrower xx and Servicer xx F/K/A xxC on xxThe reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx% beginning from xx with a maturity date xx The interest bearing amount is xx. There is a deferred balance in the amount of xx.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The original amortized terms are xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower  had filed bankruptcy under Chapter xx with the case #xx on xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMMMMMMxx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxMMMMMMMMxx Tape Value: xx Variance: Variance %: Comment: The payment history reversed string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xxst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January xx, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Indiana license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This is a Conventional Fixed rate mortgage. The final Application shows the monthly MI payment is $xx. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
xx.Hazard Insurance Disclosure
xx.Federal Consumer Credit Protection Act Disclosure
																									xx.Insurance Freedom of Choice Disclosure"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25615587	xx	Unavailable	Not Applicable	24.871%	First	Final policy	Not Applicable	x	xx	xx	$119,283.42	3.875%	$1,141.70	xx/xx/xxxx	Convert ARM to Fixed	According to updated title report dated .xxxx, the subject mortgage was originated on xx

There is a break in chain of assignment as we required assignment of mortgage from “xx” TO “xx

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of "xx"

Active junior or senior judgments/liens/mortgages:

x. There is an active junior/piggy back mortgage available in the updated title report in the amount of xx in favor of MERS as nominee for Lender. and it was recorded on ..xx.

The x installment of County taxes for  xx  have been paid off in the amount of xx  on ..xx and x installment of xx paid off on xx

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx the loan is currently in delinquency for +. months and the next due for regular payment is xx The last regular payment (P&I) has been made onxx. in the amount of $.,...... for the due date of xx The UPB as of the date is in the amount ofxx The last payment has been made according to the loan modification agreement which was made onxx/xx/xxxx.	Collections Comments:The loan is currently in delinquency for +xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx. The last payment has been made according to the loan modification agreement which was made on xx
The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx.
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make regular mortgage payments to the creditor directly.
The debtor had filed a motion on xx to convert the chapter-xx case to chapter-xx. The Motion was granted on xx and the Case was converted to one under Chapter xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx.
The debtor had filed a motion on xx for ordering to determine the value of collateral and this motion was granted on xx and it states that as of January xx, xx, the value of the Collateral was xx.
The US Trustee had filed a motion on xx to dismiss the case and the debtor was discharged on xx The bankruptcy case was terminated on xx
The borrower was offered a Trial payment plan on xx and it was begun from xx to xx in the monthly payment of xx. The borrower had made all the TPP payments and loan was modified permanently on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx & xx:
The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx.
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make regular mortgage payments to the creditor directly.
The debtor had filed a motion on xx to convert the chapter-xx case to chapter-xx. The Motion was granted on xx and the Case was converted to one under Chapter xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx.
The debtor had filed a motion on xx for ordering to determine the value of collateral and this motion was granted on xx and it states that as of January xx, xx, the value of the Collateral was xx.
The US Trustee had filed a motion on xx to dismiss the case and the debtor was discharged on xx The bankruptcy case was terminated on xx
The loan was modified on xx with new principal balance of xx out of which xx has been deferred. The borrower promises to pay the new interest bearing principal balance of xx with the new modified fixed P&I of xx with the new fixed interest rate of xx% beginning from xx to the new maturity date of xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Banikruptcy (Post-Loan Origination) is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Document date of the last modification is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMxx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value:    Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Family Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure document is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Not all borrowers signed HUD (Lvl x)     "Hud-xx document is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan files."
* Prepayment Rider Missing (Lvl x)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure document is missing from the loan files."
																									* Settlement date is different from note date (Lvl x) "Settlement date xx is different from the Note date which is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79868825	xx	580	Not Applicable	41.718%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.900%	$322.12	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxxx, the subject mortgage was originated on ..xx with the lender MERS as nominee for xx), which was recorded on ..xx.
The chain of assignment has not been completed as the loan was originated with xx)  No assignments have been done since origination. However, it should have been with xx.
There is another lien against the borrower xxt in the favor of xx which was recorded on .x/xx in the amount of xx
There is a civil Judgment against x x x in the favor ofxx which was recorded on ..xx in the amount of xx however, it is not against the borrower.
Three IRS liens against the x x x in the favor of xx in the total amount of xx which were recorded on different dates; however, these liens are against the borrower's wife, who has divorced.
The annual combined taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
The review of the payment history shows that the borrower has been delinquent for . months and the next due date for the payment isxx The last payment was received onxx in the amount of xx, which was applied forxx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to the servicing comments, the loan is in bankruptcy. The review of the payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of xx, which was applied for xx The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is a curtailment of income.

No evidences have been found in the latest xx months of servicing comments regarding the occupancy.
No BPO and inspections reports have been provided.

Update:
As per the comment dated xx borrower filed bankruptcy. The post-petition date is xx Payment change notice was filed. As per the comment dated xx, the bankruptcy was discharged.
Foreclosure Comments:According to the servicing comments, the foreclosure was initiated in xx and the file was referred to an attorney on xx The sale was scheduled on xx; however, it was put on hold as the borrower had filed the bankruptcy on xx
Bankruptcy Comments:According to the PACER report, the borrower xx had filed the bankruptcy under Chapter xx on xx with case # xx on xx The POC was filed on xx with the secured claim amount of xx and the amount of arrears was xx. The plan was confirmed on xx As per the confirmed plan, the borrower shall pay $xx per month for xx months. The motion for relief was filed on xx and order was granted on xx The date of the last filing of bankruptcy was xx

Update:
As per the comment dated xx borrower filed bankruptcy. The post-petition date is xx Payment change notice was filed. As per the comment dated xx, the bankruptcy was discharged.	The step loan modification agreement has been made on xx between xxt and Lender xx.
The unpaid principal balance was xx with an interest rate of xx% which steps up in xx steps ending at xx%. The borrower promises to pay the monthly  P&I of xx beginning from xx The maturity is xx There is also a balloon provision at the time of maturity.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortized term is xx months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was in foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The doc date of modification is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step datexx is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step datexx is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step date xx is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The origination rate is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing in the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-xx, the settlement date is xx; however, as per Note, the loan was originated on xx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75388704	xx	Unavailable	Not Applicable	45.688%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$306.29	2.000%	$122.26	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxxx shows that the subject mortgage was originated on ..xx and it was recorded on x/.xx in the amount of xx in favor of xx

The chain of assignment is completed as the subject mortgage is currently assigned to “xx.”

Active junior or senior judgments/liens/mortgages:

x. There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx and it was recorded on x/.xx.

x. There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx and it was recorded on ..xx.

x. There are x active junior Civil Judgments available in the updated title report against xx in the total amount of xx in favor of "xk" and all the judgments were recorded in xx, xx and xx respectively.

x. There is an active junior State Tax Lien Judgment available in the updated title report against xx  in the amount of xx in favor of "xx" and it was recorded on x/.xx.

The x and x installments of County taxes for xx have been paid off in the total amount of xx
The x installment of County taxes for xx in the amount of xx is due on xx and xth installment of xx is also due on .xxxx.

The annual City/School taxes for  xx  have been paid in full in the total amount of xx

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx the loan is currently performing and the next due for regular payment is xx The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx The last payment has been made according to the loan modification agreement which was made on .xx	Collections Comments:The loan is currently performing and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx. The last payment has been made according to the loan modification agreement which was made on xx
The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the Case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
The debtor will reaffirm the subject debt. The debtor was discharged on xx and the case was terminated on xx .
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the Case#xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of xx and the value of collateral is xx.
The debtor will reaffirm the subject debt. The debtor was discharged on xx and the case was terminated on xx .	The loan was modified on xx with the xx step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Updated per modification Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated per Note Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12506702	xx	Unavailable	Not Applicable	41.079%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$975.28	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxx states that the subject mortgage was originated on x/x/xx with x, xxwhich was recorded on x/.xx.
The chain of the assignment has been completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is state taxes lien in the amount of xx which was recorded on .xxx and filed by xx.
County taxes have been paid in the total amount of xx
No delinquent taxes have been located for the prior year.
Review of the payment history provided fromxx. toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of xx onxx. which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $...,...... and current interest rate as per payment history isxx..%.
Collections Comments:xxcomments_servicing_comments,
xx ,
xxcomments xx servicing_comments.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Loan is in performing stage.
Review of the payment history provided from xx to xx reveals that borrower has not been delinquent. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Modification agreement was made on xx betweenxx with the lender xx. As per the modified term the new principal balance xx. Borrower promises to pay xx monthly with a modified interest rate of xx% beginning from xx with a maturity date of xx The loan has been modified once since origination.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per modification document amortization term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per modification document the modification was done on xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was originated with interest only term.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx t Tape Value: xxT Variance: Variance %: Comment: As per note document the property address street is xx North xxTh Court. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
xx.IL Collateral Protection Insurance Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66435004	xx	635	Not Applicable	36.526%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$64,371.79	4.000%	$627.75	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with xxi (borrower) and (lender) MERS as nominee for xx, which was recorded on ..xx. The chain of assignment is complete as the assignment is currently with “xx”.
There is an active mortgage in the amount of xx which was recorded on ..xx in favor of The xx
No active liens and judgment have been found on updated title report.
x installment of combined tax for the year of xx has been paid on ..xx in the amount of xx
x installment of combined tax for the year of xx has been paid on ..xx in the amount of xx
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +. months. The last payment was received in the amount of xx and the transaction date is not available in the payment history. The last payment was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $...,...... and current interest rate as per payment history isxx.%.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for +xx months. The last payment was received in the amount of xx and the transaction date is not available in the payment history. The last payment was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
No information has been found regarding foreclosure in the collection comments.
PACER did not reflect any bankruptcy filed by the borrower.
No information has been found regarding current occupancy in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per tape data Amortized Term (Calculated) is xx and as per review it is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape Doc date of last modification is xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: As per tape data Original Standard LTV (OLTV) is xx % and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment History String is xx and as per review it is xxMMMMMxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Payment History String Reversed is xx and as per review it is xxMMMMMxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per tape data property Address Street is xx - and as per review it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are failed."
* ComplianceEase TILA Test Failed (Lvl x)     "CompliacneEase TILA test failed due to following reason;
xx. TILA Finance Charge Test shows Loan Data $xx,xx Comparison data $xx,xx and Variance -$xx.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.
xx. TILA Foreclosure Rescission Finance Charge Test Loan Data $xx,xx Comparison data $xx,xx and Variance -$xx.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the State disclosures which are missing from loan file;
xx. IL Collateral Protection Insurance Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is available in the loan file but it is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65100275	xx	Unavailable	Not Applicable	51.836%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$60,447.87	4.000%	$740.17	xx/xx/xxxx	Change ARM Terms	Review of updated title Report dated .xxxx shows the subject mortgage was originated on ..xx with MERS as nominee for xx
The chain of assignment is complete as the subject mortgage is currently with xx., Its Successors and Assigns. There is one senior mortgage found open in the amount of xx favor of MERS as nominee for xx. which was recorded on x/.xx.
According to updated title report, x, x, x & xth installment of county taxes for the year of xx have been paid in the total amount of xx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent one months. The last payment was received onxx/xx/xxxx in the amount of $.,...... which was applied to xx The next due date is xx As per payment history, the current UPB is being reflected in the amount ofxx
Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent one months. The last payment was received on xx in the amount of xx which was applied to xx The next due date is xx As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of PACER, bankruptcy is not initiated on the loan.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This loan modification was done on xx between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is xx % and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per original note the amortized term are xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Original Note the first xx months are interest only period.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per Appraisal report the LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per Original Note the stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the payment reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is available in the loan file. However, it is not signed by borrower."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to note, loan was originated on xx. However, Final HUD-xx show settlement date xx which is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13808739	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.020%	$393.88	xx/xx/xxxx	Not Applicable	Updated title report as of .xxxx shows that the subject mortgage was originated on ..xx in the amount of xx with xx
No assignment for the subject mortgage has been found.
No active judgments or liens have been found.
Annual estimated tax is $xxx.xx with no prior year delinquency.
The Payment History as ofxx/xx/xxxx reveals that the borrower has been delinquent fromxx. to till date. The delinquency has been done for . months. The last payment was received onxx/xx/xxxx in the amount of xx and it was applied for the due date of xx The current P&I is xx, and rate of interest isxx.%. The current unpaid principal balance is in the amount ofxx..%.	Collections Comments:Review of loan file and servicing comment reveals that the borrower has been delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx, and rate of interest is xx%. The current unpaid principal balance is in the amount of xx%.
No evidence of post-closing foreclosure or bankruptcy has been found.
Borrower intention is to retain the property.
No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement has been made between borrower and lender effective from xx As per MOD borrower agreed to pay the loan with step interest rates. The first payment was started on xx and the maturity date is xx The new principal balance is xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No evidence of interest only period   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Appraisal value is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original standered LTV is xx%, tape shows xx%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Client reporting method used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loa is failed for Prepayment Penalty Term Test.
The loan charges a prepayment penalty with a term exceeding xx years."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50338887	xx	580	586	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$623.69	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx shows that the subject mortgage was originated on x/.xx with the lender.,xx. which was recorded on x/.xx.
The chain of the assignment has not been completed. The latest assignment is from xxwhich was recorded on ..xx. However, it should be with xx.
There is a junior mortgage in the favor of xx. in the amount of xx which was recorded on x/.xx.
No active judgments or liens have been found.
Annual installment of county jurisdiction tax of xx has been delinquent in the amount of $x,xxx.xx which was due on x/xxxx and good through till .xxxx.
Annual installment of county jurisdiction tax of  xx  has been delinquent in the amount of $xx,xxx.xx which was due on x/xxxx and good through till .xxxx.
Annual installment of county jurisdiction tax of xx has been paid in the amount of xx	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date ofxx. and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx, the reason for default is the death in the family.
The loan modification agreement was made between (borrower)xx (Lender) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx% and new P&I is in the amount of xx beginning from xx The maturity is xx There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under chapter xx plan with the case #xx on xx and the plan was confirmed on xx The date of the last filing is xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated xx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
According to the servicing comment dated xx the borrower filed bankruptcy on February xx, xx
As per the servicing comment dated xx the borrower's  xx  taxes are delinquent in the amount of xx, which is good through xx
As per the servicing comment dated xx xx through xx, county taxes are delinquent in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx plan with the case #xx on xx and the plan was confirmed on xx As per the chapter xx plan, the debtor shall pay to trustee the sum of xx per month for xx months. The POC was filed on xx with the claim amount of xx and the arrearage is in the amount of xx. The date of the last filing is xx	This loan modification agreement was made between (borrower) xx and (Lender) xx. on xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx% and new P&I is in the amount of xx beginning from xx The maturity is xx There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per Original note, amortized term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: Original Stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
xx. TX Loan Agreement Notice.
xx. Commitment Requirement/Anti-Tying.
xx. TILA Disclosures in Spanish.
xx. Choice of Insurance Notice.
xx. Collateral Protection Insurance Disclosure.
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?.
xx. Insurance Solicitation/Post Commitment Requirement.
xx. Construction Loan Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD, the settlement date is xx which is not aligned with the note date xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66119403	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$359.13	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx and recorded on ..xx with the xx x. (x) for the amount of xx
The chain of assignment has not been completed. Currently, the assignment is with the xx. However, the correct assignee should be with the “xx.”.
No, any active liens and judgments have been found against the borrower and subject property.
Annual county taxes for the year of xx have been paid in the amount of xx
Annual county taxes for the year of xx have been paid in the amount of xx
Annual county taxes for the year of xx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.

As per the payment history as of xx the borrower is delinquent from . months and next due date is xx The last payment was received onxx/xx/xxxx in the amount of xx with an interest rate ofxx%. The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comment as of xx the loan is active in the bankruptcy and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx%. The new UPB is reflected in the amount of xx.
The reason for default is curtailment of income.
The foreclosure activity has not been found.
The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx The plan was confirmed on xx
The subject property is owner occupied. No, damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with the case# xx on xx The plan was confirmed on xx The borrower has promised to pay for trustee in the amount of xx for xx months. The POC was filed on xx for the secured claim amount is xx and arrearage amount is xx.	The loan was modified once since origination. The loan was modified on xx between the borrower x x and x x. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of xx with an interest rate of xx% beginning on xx till maturity date of xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: System calculation Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The original standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The loan original rate is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment string reversed is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report located at “xx” the subject property type is Manufactured Home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. As per the appraisal report located at “xx” the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The latest tax search report available in the updated title report dated xx shows the serial# xx. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The Disclosure of Additional Fees disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29087708	xx	Unavailable	Not Applicable	50.883%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$927.12	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .x/xxx shows that the subject mortgage was originated on ..xx in the amount of xx which was recorded on ..xx with MERS As nominee xxThe chain of assignment is incomplete as the current assignment is withxx. asxxThe current assignee should be xxThere is a junior mortgage in the amount of xx which was recorded on ..xx with x x or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for . month. The last payment was received onxx in the amount of xx. that was applied for the due of .xx The next payment is due on .xx As per payment history, the current UPB isxx	Collections Comments:The loan is performing. The borrower is not maxxpayments regularly. The borrower is delinquent for xx month. The last payment was received on xx in the amount of xx that was applied for the due of xx The next payment is due on xx No evidence of foreclosure and bankruptcy has been found. As per comment, the reason for default is unemployment. The borrower wants to keep the subject property. As per collection comment, the subject property is owner occupied with no visible damages or repairs.

Update:
As per the servicing comment dated xx the reason for the default is the curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made betweenxx and xx. on xx The first modified payment is still due for xx and the new maturity date will be xx The new Modified Unpaid Principal Balance is xx.The modification rate would be xx % and modified P&I is xx.	Affiliated Business Disclosure Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx however the tape data shows xx Tape Source: Initial Tape Type:
Field: Borrower #xx Last Name   Loan Value: xx   Tape Value:  Variance:    Variance %:    Comment: Borrower #xx last Name is xx however the tape data shows   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of Last MOdification is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: First Payment date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod Step xx rate is xx% however the tape data xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod step xx rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Mod Step xx rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original Standard LTV(OLTV) is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Original Stated PxxI is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original Stated rate is xx% however the tape data shows xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test & TILA APR Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test is fail Loan data is $xx,xx and comparison data is $xx. Hence, the variance is +$xx,xx."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is fail. Loan data is $xx,xx and comparison data is $xx,xx. Hence, the variance is -$xx,xx

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xx,xx and comparison data is $xx,xx. Hence, the variance is -$xx,xx

TILA APR Test is fail. Loan data is xx% and comparison data is xx%. Hence, the variance is -xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65853470	xx	674	Not Applicable	45.638%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$782.29	3.875%	$335.13	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx in favor of MERS as nominee for xx and also was recorded on ..xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx and it was recorded on .xxxx.
Active judgments or liens have been found pending are as follows:
x) There is a Federal tax lien against the borrowerxx in favor of xxin the amount of xx and it was recorded on ..xx.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.
Provided payment history as of .xx reveals that the loan is in delinquency for .. months. The next due date for the payment isxx The borrower made last payment as per loan modification onxx The last payment ofxx was received onxx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx	Collections Comments:Loan is in delinquency. Provided payment history from xx to xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx	Loan Modification agreement was made between borrower xx with xx on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification i xx whereas tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to Brokerage/Finder Fee Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. xx-xx-xx(xx))
The mortgage loan charges a brokerage/finder fee that exceeds xx% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than xx% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee state. The following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
																									Insurance Solicitation/Post Commitment"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36291798	xx	Unavailable	Not Applicable	85.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated .xxxxx the subject mortgage was originated on ..xx with lender xx and recorded on ..xx.
The chain of assignment has not been completed, currently the assignment is with xx a division of xx
There are no active liens and judgments found against the borrower.
Combined annual taxes of xx are paid in the amount of xx The annual combined taxes of xx and xx are delinquent in the amount of $ xxxx.xx.
According to the payment history as ofxx the borrower has been delinquent for . months and the next due date isxxThe last payment was received onxx in the amount of xx. which was applied toxxThe P&I is xx with an interest rate ofxx..%. The UPB is reflected in payment history in the amount ofxx,.......	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx the borrower has been delinquent for xx months and the next due date is xxThe last payment was received on xx in the amount of xx which was applied to xxThe P&I is xx with an interest rate of xx%. The UPB is reflected in payment history in the amount of xx
The loan has not been modified since the origination.
No comments have been found regarding the foreclosure.
The reason for default is unable to be determined.
The borrower xx had filed bankruptcy under chapter xx with case#xx on xx and the plan was confirmed on xx The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of xx per month for the xx months. The POC was filed on xx the amount of POC is xx and the arrearage amount is xx.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with case#xx on xx and the plan was confirmed on xx The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of xx per month for the xx months. The POC was filed on xx the amount of POC is xx and the arrearage amount is xx.	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: Fixed   Variance:    Variance %:    Comment: loan is a heloc   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: field reflects the note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The original LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: verified from the note Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx or §xx, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* DTI > xx% (Lvl x)     "According to xx, the total monthly expenses of the borrower are $xx,xx and income is $xx,xx. Therefore DTI exceeds xx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is signed but not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33755323	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated .xxxx, the mortgage was originated on ../xx with xx of xx which was recorded on ..xx.
The chain of assignment has been completed. Currently, the mortgage assignment is withxx. It should be with xx.
There is a junior mortgage open against the subject property in favor of xxin the amount of xx which was recorded on ..xx.
No active judgments or liens have been found.
Tax Status:
Annual combined taxes of xx have been paid in the amount of xx
Annual combined taxes of xx are delinquent in the amount of xx which were due on x/.xx and good through on .xxxx.
Annual combined taxes of xx are delinquent in the amount of xx which were due on x/xxx and good through on .xxxx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from .xx The delinquency has been done for . months. The last payment was received onxx. in the amount of xx and it was applied for the due date of .xx The current P&I is xx and rate of interest isxx.%. The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the Adjustment to contract rate (doc#.........._Note_........_......... Pg#.) given in Note .	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the Adjustment to contract rate (xx ) given in Note .
According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xx. POC was filed byxx  on xx in the secured claim amount xx and an arrearage in the amount of xx.  Amended POC was filed on xx Chapter xx plan was filed on xx This plan was confirmed on xx which states that regular payment will be paid in the amount of xx monthly.
No foreclosure proceedings has been found.
According to available collection comment, no damages or repairs have been found.
According latest exterior BPO report (xx ) dated xx, the subject property was occupied and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xx. POC was filed by xx on xx in the secured claim amount xx and an arrearage in the amount of xx. Amended POC was filed on xx Chapter xx plan was filed on xx This plan was confirmed on xx which states that regular payment will be paid in the amount of xx monthly.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required Disclosures Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Lender used LTV>   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from history.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Taken from Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator Moderate due to loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl x)     "Final TIL is missing from the loan file. This loan failed the TILA APR test. Loan data is xx%, comparison data is xx% and variance is -xx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx%. However, require MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56399997	xx	Unavailable	Not Applicable	26.375%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,479.79	xx/xx/xxxx	Financial Hardship	Review of the updated title report dated .xxx, shows that the subject mortgage was originated on ..xx and was recorded on ..xx, in the amount of xx with xx.
The chain of assignment has been completed. The last assignment is from xx to xx
There is junior mortgage in the favor of xxon ..xx recorded on x/.xx in the amount of xx
No active judgments and liens have been found.
x installment of county tax for the year xx has been paid in the amount of xx
x installment of county tax for the year xx has been paid in the amount of xx
According to the payment history as of xx the borrower is delinquent for . month. The last payment was received on xx the payment was applied for the due date ofxx. and the next due date for payment is xx The P&I is $.,...... and PITI is in the amount of $.,....... The UPB reflected as per the payment history is in the amount ofxx	Collections Comments:The loan is currently in Collection process. According to the payment history as of xx the borrower is delinquent for xx month. The last payment was received on xx, the payment was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default was Curtailment of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No comment has been found regarding damage. The Latest BPO report is unavailable.
No evidence of post-closing BK has been found.
The foreclosure was initiated on the loan. The file was referred to an attorney on xx and the complaint was filed on xx However, the foreclosure was put on hold as the borrower want loss mitigation plan. The borrower reinstated the loan on xx

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated on the loan. The file was referred to an attorney on xx and the complaint was filed on xx However, the foreclosure was put on hold as the borrower want loss mitigation plan. The borrower reinstated the loan on xx
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx and Borrowerxx on xx As per the modified term, the new principal balance is xx. Borrower promised to pay xx monthly with a modified interest rate of xx % beginning from xx with a maturity date of xx	Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortization terms are xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Loan was in foreclosure. However, the foreclosure was put on hold as the borrower want loss mitigation plan. The borrower reinstated the loan on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note there is intrest only period of xx months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: As per Note the original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx Forrestal Avenue. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

xx.VA Application Disclosure
xx.Choice of Settlement Agent Disclosure
xx.Disclosure of Charges for Appraisal or Valuation
xx.Copy of Appraisal or Statement of Appraised Value"
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2717266	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.380%	$309.77	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx states that the subject mortgage was originated on ..xx which was recorded on ..xx.
The chain of the assignment is missing.
No outstanding liens/judgments against borrower/property.
x. There is piggy back loan in the amount of xx which was recorded on ..xx and filed by xx
Annual county taxes have been paid in the amount of xx
Delinquent taxes have been located for the prior year xx in the amount of xx
Review of the payment history provided fromxx. toxx/xx/xxxx reveals that borrower has been delinquent for . month. The last payment was received in the amount of xx onxx. which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $$..,...... and current interest rate as per payment history isxx.%. Borrower is currently . month behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Comment history is available from xx till xx However, we require latest xx months comments history. Comments are missing from xx till xx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx. The maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Original note term was used Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Missing Application   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged xx% allowed xx% Over By -xx%.

Compliance Ease Risk Indicator is moderate as the loan is failing for GSE (Fannie Mae public guidelines) Points and Fees Test: Charged $xx allowed $xx Over By +$xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for GSE (Fannie Mae public guidelines) Points and Fees Test: Charged $xx allowed $xx Over By +$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged xx% allowed xx% Over By -xx%.
This loan failed the TILA APR test. ( xx CFR §xx(a)(xx), (xx) , transferred from xx CFR §xx(a)(xx), (xx) ) The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
OK Title protection notice
Insurance Disclosure
NSF Fee Disclosure
Over-the-limit fees
Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23555309	xx	593	606	43.213%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$641.40	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xxxx with the lendexxo which was recorded on .x/xxxx.
The chain of assignment is incomplete as currently, the mortgage is withxx. It should be with xx.
There are liens and judgments these are as follows:
x) There are xx state tax liens active against the xx) in favor of xxe total amount of $x which were recorded on different dates.
x) There are two civil judgments open against the borrower in favor ofxx in the amount of xx which were recorded on xx and xx
Tax Status:
First combined taxes of xx have been paid in the amount of xx
Second combined taxes of xx are due on xx in the amount of xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received onxx. in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest isxx%. The current unpaid principal balance is in the amount ofxx The last payment was made by borrower as per the loan modification agreement which was made on xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently in performing status.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
Available servicing comment and documents in file reveal that foreclosure was initiated in the loan in xx Foreclosure was referred to attorney, which was completed on xx Foreclosure was put on hold due loss mitigation on xx and reinstatement quote was sent on the same day. Foreclosure process was closed on xx due loan was reinstated.
No bankruptcy filing has been found by borrower.
According to available collection comment, no damages or repairs have been found.
According latest exterior BPO report xx  dated xx, the property has damages and property is in fair condition. The estimated cost of repairs noted for exterior paints in the amount of xx for exterior finish needs siding in the amount of xx for windows replacement in the amount of xx for roof and gutters replacement in the amount of xx and  Landscaping needs vegetation trimmed and cleaned up in the amount of xx. The total estimated cost of repairs noted to the property in the amount of xx.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Available servicing comment and documents in file reveal that foreclosure was initiated in the loan in xx Foreclosure was referred to attorney, which was completed on xx Foreclosure was put on hold due loss mitigation on xx and reinstatement quote was sent on the same day. Foreclosure process was closed on xx due loan was reinstated.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and on xx with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was xx% and the modified P&I was xx beginning on xx The step rate was in xx steps ending at rate xx% and P&I will be xx applicable from xx to maturity date xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently not in foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Modification reflects the Modification Step xx Rate as xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Modification reflects the Modification Step xx Rate as xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: The LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Green Valley Road Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "CE Risk Indicator is Elevated due to loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding xx years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Ohio. The following required State Disclosures are missing from the loan file.
xx.       Equal Credit Availability Notice
xx.       Insurance Tying Disclosure
xx.       Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$60,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73476830	xx	625	Not Applicable	43.267%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$470.44	xx/xx/xxxx	Financial Hardship	According to the updated title report dated .xxxx, the subject mortgage was originated on ../xx with the lender xx which was recorded on x/.xx.
The chain of assignment has been completed as currently the assignment is with xx recorded on .xxxx.
The combined taxes have been paid in the amount of xx
No prior year delinquent taxes have been found.
Review of payment history as of datedxx shows that the borrower is maxxregular payments. The loan payment is currently . month delinquent. The next due date isxx The last payment was received onxx in the total amount of xx for the due date ofxx The unpaid principal balance according to payment history is in the amount ofxx The current interest rate isxx.% with P&I in the amount of xx.
The last payment was received according to the modification agreement made on effective date ofxx	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments. The loan payment is currently xx month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is xx% with P&I in the amount of xx.
The last payment was received according to the modification agreement made on effective date of xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrowerxx had filed bankruptcy under chapter xx with case#xx on xx The plan was confirmed on xx
The loan is currently in active bankruptcy.

Update:
The loan is currently performing.
As per comment dated xx the bankruptcy was dismissed on xx Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx on xx The plan was confirmed on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx.
Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date xx
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx, Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Note has an interest only period.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx N Helm Ave Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx, However, the following state disclosures are missing from the loan file;
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Final HUD-xx shows settlement date is xx; however, the note date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66362349	xx	668	Not Applicable	57.483%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$36,784.99	4.250%	$1,251.64	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report dated .xxx, the subject mortgage was originated on ..xx and which was recorded on .x/xx with thexx in the amount of xx withxx
The chain of assignment has been completed. Currently, the mortgage is with xxwhich was recorded on x/xxx.
No active liens and judgments have been found.
x installment county taxes for the year of xx have been due in the amount of xx
The x installment county taxes for the year of xx have been due in the amount of xx No prior year delinquent taxes have been found.
According to the review of payment history as of xx the borrower has been current with the payments and the next payment is due for xx The last payment was received onxx/xx/xxxx which was applied for the due date ofxx. in the amount of $.,....... The P&I is in the amount of $.,...... and PITI is in the amount of $.,....... The UPB reflected in the amount of $...,...... excluding deferred balance in the amount of xx	Collections Comments:The present status of the loan is in performing and the next payment and the next payment is due for xx The last payment was received on xx which was applied for the due date of xx in the amount of xx. According to the review of the PACER report, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx The plan was confirmed on xx The reason for default is unable to be determined. The loan was modified once since origination. Unable to determine the occupancy. No repairs and damages have been found.

Update:
As per the servicing comment dated xx the reason for default is excessive obligation.
According to servicing comments dated xx the subject property was damaged.  No details are available regarding the estimated repair cost.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the PACER report, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx The plan was confirmed on xx The POC was filed on xx with its amount as xx and the arrearage amount is xx. The amended chapter xx plan (Doc #xx) was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of xx for xx months. The schedule D of Voluntary Petition does not show any unsecured portion. The case was discharged on xx	This loan modification agreement was made between the borrowerxx and the lender xxC on xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx% and new P&I is in the amount of xx beginning fromxx for xx months, xx for xx months and final payment will be in the amount of xx. The maturity is xx The interest-bearing amount is xx and deferred balance is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: As per the note amortized terms are xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification agreement last modification date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xxMMMMMxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xxMMMMMxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.

xx.IL Collateral Protection Insurance Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24672874	xx	Unavailable	Not Applicable	36.553%	First	Final policy	Not Applicable	x	xx	xx	$50,000.00	3.000%	$1,634.09	xx/xx/xxxx	Financial Hardship
The review of the updated title report dated .xxxx shows that the subject mortgage was originated on x/.xx with xx
The chain of assignment is complete. Last assignee is xx.
The x and x installments of county taxes for the year  xx  are paid in the combined amount of xx
The junior mortgage is originated on same date i.e. x/xxxx against the subject property in the amount of xx r i.e. “MERS as nominee for xx” and was recorded on x/x/xx.
A state tax lien or warrants is active against the subject property in the amount of xx held byxx” and was recorded on ..xx.

The Payment History datedxx reveals that the borrower has been the delinquent fromxx to till date. The delinquency has been done for more than . months. The last payment was received in the amount of $.,...... which was applied for the due date ofxx The payment history reflects current unpaid principal balance is in the amount ofxx The borrower made the last payment as per the modification terms with interest rate ofxx% and P&I is $.,......
Collections Comments:The loan modification agreement was made between xx" and lenderxx (Lender) effective from xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx, deferred balance is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx% and modified P&I xx.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx. The borrower made the last payment as per the modification terms with interest rate of xx% and P&I is xx
Bankruptcy was filed by “xx” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The creditor xx has filed the POC on xx with secured claim amount of xx and arrearage is xx. Amended Chapter xx entered xx debtor shall pay the payment xx for xx months. Plan has been confirmed on xx MFR was entered on xx No further information is available about bankruptcy file.
No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx ” under the chapter xx case#xx date xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The creditor xx.’ has filed the POC on xx with secured claim amount of xx and arrearage is xx. Amended Chapter xx entered xx debtor shall pay the payment xx for xx months. Plan has been confirmed on xx MFR was entered on xx No further information is available about bankruptcy file.
The loan modification agreement was made between “xx and lender ‘xx’ (Lender) effective from xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx, deferred balance is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx% and modified P&I xx.
Affiliated Business Disclosure Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string is xxHowever as per review the payment history string is xxmmmmmxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is xxHowever as per review the payment history string reversed is xxmmmmmxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx is not signed by the borrower, however unsigned copy is available in loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is Moderate,
xx.TILA Finance Charge Test: Loan Data: $xx,xx, Comparison data is $xx,xx and Variance is -$xx,xx.
xx. TILA Foreclosure Rescission Finance Charge Test: Loan Data: $xx,xx, Comparison data is $xx,xx and Variance is -$xx,xx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test failed due to,
xx. TILA Finance Charge Test: The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.
xx. This loan failed the TILA foreclosure rescission finance charge test: The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-xx the settlement date is xx which is after note date i.e. xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14643288	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,162.07	2.500%	$494.67	xx/xx/xxxx	Financial Hardship	As per the updated title report dated .xxx, the subject originated on ..xx with the lenderxx in the amount of xx which was recorded on ..xx. The chain of assignment has not been completed. Currently, the assignment is fromxx By x x., throughxx., as attorney In Fact for xx, a division ofxx, as x x for the x, xs, xx. The assignment should be with xxThere is one junior judgment against the borrower in the favor ofxx NA in the amount of xx which was recorded on ..xx. First installment county taxes of xx have been paid in the amount of xx Second installment county taxes of xx have been delinquent in the amount of xx which will due for ..xx.	As per the review of payment history as of .xx the borrower is currently delinquent for . months and next due date isxx The last payment was received onxx in the amount of xx which was applied forxx The current P&I is xx. The UPB reflected in the payment history is in the amount ofxx	Collections Comments:The loan is currently in the bankruptcy and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx. The UPB reflected in the payment history is in the amount of xx.

The loan has been modified, this Step modification agreement was signed between the borrower xx and the lender . on xxThe Unpaid principal Balance is xx with interest rate xx% which steps up in xx steps ending at xx%. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity date is xx
The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The date of last filing is xx
The POC was filed on xx with the secured claim amount of xx and the arrearage is xx. As per Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. According to Chapter xx plan dated xx the debtor shall pay the trustee xx for month of December xx and beginning with Jan.xx debtor will pay xx for the remaining xx months. The total amount to be paid into the plan is xx.  As per the deadline/hearings the deadline to file the POC was set for xx
The foreclosure records have not been found in the loan files.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx The plan was confirmed on xx The date of last filing is xx
The POC was filed on xx with the secured claim amount of xx and the arrearage is xx. As per Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. According to Chapter xx plan dated xx the debtor shall pay the trustee xx for month of December xx and beginning with Jan.xx debtor will pay xx for the remaining xx months. The total amount to be paid into the plan is xx.  As per the deadline/hearings the deadline to file the POC was set for xx

This Step modification agreement was signed between the borrower xx and the lender xx. on xxThe Unpaid principal Balance is xx with interest rate xx% which steps up in xx steps ending at xx%. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity date is xx
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortized terms are xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: Deferred balance is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The last Mod. date is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The first payment date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod. step xx adte is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Mod. xxst rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod. step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Mod. xxnd rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod. step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Mod. xxrd rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod. step xx date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Mod. xxth rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Tape data is erroneous   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The Mod. xxth rate is xx%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: The property street address is xx .   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: The purpose of transaction is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: The purpose per application is Refinance. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-xx was not signed by the borrower."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.
The loan data is $xx,xx and comparison data is $xx,xx; hence, the variance is -$xx,xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xx,xx and comparison data is $xx,xx; hence, the variance is -$xx,xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is xx% and comparison data is xx%; hence, the variance is -xx%."
* LTV or CLTV exceeds xx% (Lvl x)     "As per Appraisal report the appraisal value is $xx,xx and the loan amount is $xx,xx therefore, LTV / CLTV exceeds xx%."
* Missing credit report (Lvl x)     "Credit report is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
xx.VA Application Disclosure
xx.Choice of Settlement Agent Disclosure
xx.Disclosure of Charges for Appraisal or Valuation
xx.Copy of Appraisal or Statement of Appraised Value"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98956486	xx	607	Not Applicable	37.531%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$139,433.58	4.125%	$780.76	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxxx, the mortgage was originated on x/.xx with xx.,xxn which was recorded on x/.xx.
The chain of mortgage assignment is incomplete as there is break in mortgage assignment from xx., xxand fromxx to x x x and from x, as trustee for x master participation trust to  xx., as trustee for x master participation trust and from xx, NA., as trustee for x master participation trust. Currently, the mortgage assignment is with x x x as x forxx. This should be with xx.
No active judgments or liens have been found.
First and second combined taxes of xx have been paid in the total amount of xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from xx The delinquency has been done for .. months. The last payment was received onxx. in the amount of $.,...... and it was applied for the due date of xx The current P&I is xx and rate of interest isxx.%. The current unpaid principal balance is in the amount ofxx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx%. The current unpaid principal balance is in the amount of xx.
According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that supports for this claim was xx. However, unsecured portion remain as xx. POC was filed byxx  on xx, in the secured claim amount xx and an arrearage in the amount of xx. Amended POC was filed on xx with same claim amount. Initial chapter xx plan was filed on xx Second amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx. This plan was confirmed on xx
No foreclosure proceedings have been found in the recent xx months. Previously, loan was in foreclosure in xx and lis pendens was filed on xx with case#xxCV xx . Sale was scheduled on xx No further details have been found that when this foreclosure case was closed. Loan was modified in xx Currently, loan is in active bankruptcy.
According to collection comment dated xx the borrower stated there was damage to the property from the storm and also there was mold and she is trying to do the repairs on her own. According to comment dated xx the borrower stated due to the storm she has been having issues with mold on the property and she is trying to fix the mold and is using her only funds to repair the property of mold. She advised of cure amount of xx. No further details have been found.
According latest exterior BPO report dated xx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Previously, loan was in foreclosure in xx and lis pendens was filed on xx with case#xxCV xx . Sale was scheduled on xx No further details have been found that when this foreclosure case was closed. Loan was modified in xx Currently, loan is in active bankruptcy.
No foreclosure proceedings have been found in the recent xx months.
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that supports for this claim was xx. However, unsecured portion remain as xx. POC was filed byxx on xx, in the secured claim amount xx and an arrearage in the amount of xx. Amended POC was filed on xx with same claim amount. Initial chapter xx plan was filed on xx Second amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx. This plan was confirmed on xx	The loan modification agreement was made between borrower and lender on xx with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx which will be due for the date. The interest bearing amount was xx with step rate starting interest rate was xx% and the modified P&I was xx beginning on xx The step rate was in xx steps ending at rate xx% and P&I will be xx applicable from xx to maturity date xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: data from the Note Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently not in foreclosure.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: Data feom the modification   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: mod effective date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Captured as per modification agreement.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: original standard LTV is xx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Data from payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Data from the payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx%. Required MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not had dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,434.20	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67330760	xx	630	Not Applicable	53.725%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$30,262.50	3.375%	$755.99	xx/xx/xxxx	Financial Hardship	Updated title dated .xxxx shows active judgments and liens - DOJ, IRS lien in the amount of xx recorded ..xx. The subject mortgage is dated ..xx, No evidence that subject lien was paid in full at closing on .xx.xx. Appears to be discrepancy in updated Title Report; title report does not indicate the liens as satisfied xx to DOJ IRS lien and City of Boston for xx and xx for delinquent taxes.	According to a review of the payment history as of .xx the borrower is currently delinquent for . month and the next due date for the regular payment isxx The last payment was received onxx in the amount of xx, which was applied for the due date ofxx The UPB reflected in the latest payment history is in the amount ofxx

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx.
Unable to be determined the reason for default and intention of the borrower from the available servicing comments.
No foreclosure activity has been found.
As per the BPO report located at “xx”, the subject property has been occupied by the owner and is in average condition. The property needs repair total in the amount of xx. The repair which includes replacing any rotted wood in the amount of xx and Scrap and paint trimming in the amount of xx; however, no further details related to repair has been found in the collection comments. Also, the latest BPO report is not available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the case#xx on xx No comment has been found indicating a cram down.  The case was dismissed on xx as the debtor failed to file information and case was fully terminated on xx

The step modification agreement was made on xx between the borrower “xx” and lender “xx.”. The interest bearing principal Balance is xx with interest rate xx% which steps up in xx steps ending at xx%.
The unpaid principal balance is xx and the lender had deferred the principal amount of xx from the new principal balance. Hence, the interest-bearing amount is xx. The borrower promises to pay the monthly  P&I of xx beginning from xx and the maturity is dated xx This modification contains balloon provision total in the amount of xx will be paid at the time of maturity date xx
Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortization term is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the PACER, the borrower  ” had filed bankruptcy under chapter-xx with the case#xx on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The mod step xx rate is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string is xxmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is MMMMMMxx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data xx% Comparison Data xx% Variance -xx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts. The following required state disclosures are missing from the loan file.
xx.Lead-Based Paint Disclosure
xx.Mortgage Loan Application Disclosure
xx.Carbon Monoxide Alarms
xx.MA Smoke Detector Certificate
xx.Notice of the Specific Reason for Denial of Credit
xx.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79275241	xx	553	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$285.53	xx/xx/xxxx	Change ARM Terms	According to the updated title report dated .xxxx, the subject mortgage was originated on ..xx and recorded on ../xx with the lender .
The chain of assignment has not been completed. Currently, the assignment is from xx. to xx as trustee of behalf of xxt xx-RNPx. However, the correct assignment should be with the “xx.”
No, active liens and judgments have been found.
Annual county taxes for the year of xx have been paid in the amount of xx
Annual city taxes for the year of xx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent from . months and next due date is xx The last payment was received onxx. in the amount of xx with an interest rate ofxx.%. The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comment as of xx the loan is active in the collection and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx%. The new UPB is reflected in the amount of xx.
The loan was modified twice since origination. The loan was modified on xx
No foreclosure activity has been found.
The subject property occupancy is unable to be determined in the available servicing comments. No damage and repairs have been found.
Update:
As per servicing comments dated xx the subject property has been occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case#xx on xx The POC was filed on xx for secured claim amount is xx. The debtor was discharged on xx and terminated on xx	The loan was modified twice since origination. The loan was modified on xx As per the modified terms, the new principal balance is xx. The final balloon payment amount is xx is due on maturity date. There is xx steps in the modification beginning on xx till maturity date is xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The amortized total terms are xx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under chapter xx with the case#xx on xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: The final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the brokerage/finder fee test.
This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds xx% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than xx% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test : loan data : xx%, Comparison data : xx%, Variance :-xx%.
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18460288	xx	Unavailable	Not Applicable	40.559%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$965.80	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx in favor of MERS as nominee for xxand also was recorded on ..xx.
The chain of assignment is complete. The latest assignment of mortgage is with xxand it was recorded on .xxxx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.
Provided payment history as of .xx reveals that the loan is in delinquency for .. months. The next due date for the payment isxx The borrower made last payment as per loan modification onxx The last payment ofxx was received onxx in the amount of $.,....... The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount ofxx	Collections Comments:The loan is in collection. The borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is xx % with P&I in the amount of xx.

xx (borrower) had filed bankruptcy under chapter-xx with the case# xxon xx and the plan was confirmed on xx POC was filed by xx on xx, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $ xx  The debtor was dismissed on xx and the case was terminated on xx
No evidence has been found regarding foreclosure.
As per collection comment the RFD is marital problem/ divorce issue.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (borrower) had filed bankruptcy under chapter-xx with case# xxon xx and the plan was confirmed on xx The bankruptcy case was dismissed on xx and was also got terminated on xx
POC was filed by xx on xx, in the secured claim amount xx and an arrearage in the amount of xx.
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is xx therefore, the unsecured portion is xx. No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrower xx on effective date of xx .
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx % with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx The rate changes in xx steps ending at xx%.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68441458	xx	581	592	48.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated .xxxx shows the mortgage was originated on x/.xx with xx (borrower) and (lender) xx A the amount of xx The subject mortgage was recorded on ..xx with the
The chain of the assignment has been not completed. The current assignment is with  Master Participation Trust.
There are two IRS liens active found against the borrower in the total amount of  in favor of
There are five civil judgments against the borrower has been found.
The two of them are against the borrower x x x in the total amount of
The annual installments of combined taxes for the year of xx are paid in the amount of
The remaining three are against the borrowerxxe in the amount of

The review of the payment history shows that, the borrower is currently delinquent from one month and the next due date is for xx The last payment was received on xx in the amount of xx, which was applied for xx The UPB stated in the payment history isxx The Current P&I is xx and PITI is xx, with the interest rate of .%.

Collections Comments:The review of comment history shows that, the loan is in collection. According to comment history dated xx the reason for default is death of borrower. The borrower's intention is to keep the property.
The property has been occupied by the owner himself as per comment history dated xx

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was confirmed on xx and discharged on xx
The schedule D of voluntary petition does not show the subject mortgage details.

Not Applicable	Condo/PUD Rider Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: There is an evidence of bankruptcy has been found. Tape Source: Initial Tape Type:
Field: Borrower #xx First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower #xx Name is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Borrower #xx Last Name   Loan Value: Moore   Tape Value: xx   Variance:    Variance %:    Comment: The borrower#xx last name is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: The appraised value is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: The rate adjustment subsequence is xx%. However the tape shows that it is xx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. However the tape shows that it is SFR. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl x) "The property type as per appraisal is PUD. However the mortgage does not have PUD rider attached with it. The PUD rider is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
xx.Amortization Schedule Disclosure
xx.Credit Property Insurance Disclosure
xx.Fee Agreement
xx.Priority of Security Instrument Disclosure
xx.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "The operative index value is unable to be determined from the available loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14202425	xx	611	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$52,273.63	4.000%	$617.34	xx/xx/xxxx	Financial Hardship	Updated title report dated x/.xx shows that the subject mortgage was originated on x/.xx with xx, which was recorded on x/.xx.
The chain of assignment has been completed. The current assignment is with xx, which was recorded on x/.xx.
There is an active mortgage prior to the subject mortgage in the favor ofxx which was recorded on x/.xx in the amount of xx
There is also an active xxn lien for the violation of building permits against the subject property (xx in the favor ofxx which was recorded on ..xx.
There is a small claimxxgainst the borrrowexx in the favor ofxxn the amount of xx which was recorded on x/x/xx.
Four judgments against the borrowerxxz as follows:
First in the favor of x x x, in the amount of xx which was recorded on ..xx.
Second in the favor of xx in the amount of xx which was recorded on ..xx.
Third in the favor of xxc, in the amount of xx which was recorded on x/.xx.
Fourth in the favor ofxx, in the amount of xx which was recorded on x/.xx.
There is a state tax lien in the favor ofxx in the amount of xx which was recorded on x/.xx; however, the x # is not matching as it is not considered.
The annual combined taxes of xx have been paid in the amount of xx
No prior year's delinquent taxes have been found.

Review of the payment history shows that the borrower is current with the loan and the next due date for the payment isxx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx, which was applied forxx/xx/xxxx. The unpaid principal balance reflected in the payment history isxx	Collections Comments:According to the servicing comments, the borrower is current the loan.
Review of the payment history shows that the borrower is current with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx, which was applied for xx The unpaid principal balance reflected in the payment history is xx.
Reason for default is unable to be determined.
No evidences have been found in the latest xx months of servicing comment regarding the occupancy and damages.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter xx with the case #xx on xx
The re-affirmation agreement was filed on xx by Beneficial Utah Inc to re-affirm the subject property and the borrower should pay the sum of xx per month for xx months with an interest rate of xx% for the total amount of xx.
Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No comments have been found indicating a cram down.
The case was discharged on xx and terminated on xx
This modification agreement was signed between the borrowexxand the lender xx on xx
The unpaid principal balance was xx with an interest rate of xx%. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is xx
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There was bankruptcy.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: deferred balance amount os xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: there is no steps in modification.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value: xx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment: original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: original stated rate is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: string reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-xx Line xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test, the TILA foreclosure rescission finance charge test, the TILA APR test and GSE points and test fail."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: $xx,xx, Comparison Data: $xx,xx and Variance: -$xx,xx.
This loan failed the TILA finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: $xx,xx, Comparison Data: $xx,xx and Variance: -$xx,xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xx. The disclosed finance charge of $xx,xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA APR Test: FAIL, Loan Data: xx%, Comparison Data: xx% & Variance: -xx%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49403874	xx	661	670	44.057%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated .xxxx shows the subject mortgage was originated on ..xx in favor of MERS as nominee for, . and also was recorded on ..xx.
The chain of assignment is incomplete. The latest assignment of mortgage is withxx and it was recorded on ..xx. However, it should be with xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.	Provided payment history as of .xx reveals that the loan is in delinquency for .. months. The next due date for the payment isxx The borrower made last payment as per loan modification onxx The last payment ofxx was received onxx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount ofxx	Collections Comments:Loan is in delinquency. Provided payment history from xx to xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx The loan is modified once since origination. This is conventional Adjustable Rate Mortgage with P&I of xx and interest rate of xx% which was supposed to be matured on xx The P&I as per payment history is the xx and rate of interest is xx%. There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possibility of loan modification. The tape data also shows that the loan was modified on xx Also, the servicing comment dated xx states that the loan terms have been changed through loan modification agreement. However, the copy of loan modification agreement is missing from the loan file. Also, there is a document available in the loan file located at xxwhich supports that the loan has been modified and the borrower made last payment on xx as per modified terms.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx and the plan was confirmed on xx The bankruptcy case was dismissed on xx and also got terminated on xx
Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx on xx and the plan was confirmed on xx The bankruptcy case was dismissed on xx and also got terminated on xx The POC was filed on xx
Schedule D of voluntary petition dated xx  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx. No information regarding cram down has been found in the bankruptcy case.
This is conventional Adjustable Rate Mortgage with P&I of xx and interest rate of xx% which was supposed to be matured on xx The P&I as per payment history is the xx and rate of interest is xx%. There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possibility of loan modification. The tape data also shows that the loan was modified on xx Also, the servicing comment dated xx states that the loan terms have been changed through loan modification agreement. However, the copy of loan modification agreement is missing from the loan file. Also, there is a document available in the loan file located at (xx_Step Rate Change Notice-xxcxxaffxx) which supports that the loan has been modified and the borrower made last payment on xx as per modified terms.	Affiliated Business Disclosure
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Loan modification is missing from the loan file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Loan modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is Yes, as per original note.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: -   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MxxM   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxMM..   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MxxM   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reveresed is MMxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Loan modification is missing from the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to TILA APR Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for
TILA APR Test:
The loan data is xx%, the comparison data is xx%, and the variance is -xx%
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at "Washington" state. The following state disclosures are missing from the loan file.
Construction Lien Disclosure
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to final Hud-xx, the settlement date is xx/xx which is different from note date of xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49150875	xx	666	Not Applicable	57.433%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$195.76	4.250%	$453.78	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxxx, the mortgage was originated on ..xx with xx which was recorded on ..xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
First and second county taxes of xx have been paid in the total amount of xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received onxx/xx/xxxx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest isxx.%. The current unpaid principal balance is in the amount of $..,...... and modification deferred balance remained in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on .xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
No foreclosure proceedings have been found.
No bankruptcy filing has been found by borrower.
According to available collection comment, no damages or repairs have been found.
According latest exterior BPO report xx) dated xx the subject property was occupied and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and xxC on xx with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate xx% and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The Amortized Term Calculated per Note at origination is xx however the loan has been modified. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc Date of Last Modification is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String is xxmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String Reversed is mmmmmmmxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-xx settlement date is xx which is later than the Note date xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82892882	xx	Unavailable	Not Applicable	25.256%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$10,666.28	2.500%	$217.65	xx/xx/xxxx	Lower Payment	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xxchain of assignment is incomplete as the assignment is currently with “xx, Its Successors and Assigns” instead of “xx.,”.
There are three active junior civil judgments against the borrower in the total amount of xx which was recorded on multiple dates in favor ofxx
There is an active Code Enforcement lien against the subject property in the amount of $x.xx which was recorded on ..xx in favor of x x
x installment of Combined tax for the year of xx has been paid on ..xx in the amount of xx
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +. months. The last payment was received in the amount of xx onxx/xx/xxxx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $..,...... and current interest rate as per payment history isxx.%.	Collections Comments:The subject loan is in collection, Review of the collection comment states that the borrower has been the delinquent for +xx months. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is $xx. debtor dismissed on xx Case was terminated on xx
No information has been found regarding foreclosure in the collection comment.
No information has been found regarding current occupancy in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is $xx. debtor dismissed on xx Case was terminated on xx .	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: The original term was xx months but was extended as a result of two modifications Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy was filed xx per documents in pacer   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Audit value fields have the correct information from the most recent modification agreement   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Both values are sufficient due to the rounding of audit value to xx decimal places   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: Note states payment of xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value fields reflect the payment history per the statements provided   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Audit value fields reflect the payment history per the statements provided Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home is not affixed. According to the appraisal report dated xx/xx, the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The latest tax assessor report shows separate tax assessment for land and improvements. The ALTA xx Endorsement is not attached with the Final Title policy. There is a “certificate of Title for A vehicle” dated xx attached with the title policy which shows the “VIN # xx”. Also there is no any Affixation Certificate available in the loan file. Latest BPO report (xx_BPO_xx_xx) dated xx shows that subject property type is ‘Single Family.’ Therefore, we are unable to verify whether the subject property has been attached to the land or not.""	* Missing credit report (Lvl x) "Seasoned loan over three years"
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
xx. Choice of Settlement Agent Disclosure
																									xx. Copy of Appraisal or Statement of Appraised Value"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91373639	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated .xxx states that the subject mortgage was originated on ..xx with and which were recorded on ..xx.
The chain of the assignment has been completed currently. The mortgage is with xx., Its successors and Assigns. And recorded on .xxxx.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are two judgment liens which was recorded on different date.
x. There are Water/ Sewer lien on the subject property in the total amount of lien is xx  which was recorded on different dates and filed by City of xx
Annual county taxes have been paid in the amount of xx
Review of the payment history provided from././.... toxx/xx/xxxx reveals that borrower has been the delinquent for .. days. The last payment was received in the amount of xx onxx. which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $...,...... and current interest rate as per payment history isxx.%.

Collections Comments:("xx "),
("xx "),
("xx").
Comment history is available from xx to xx and from xx till xx However, we require latest xx months comments history. Comments are missing from xx till xx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed loan with P&I of xx with the rate of interest xx% and a maturity date of xx The P&I as per payment history is the xx and rate of interest is xx%; however there is a reduction in P&I and interest rate with respect to Note data which seems that there would be a possibility of modification. As per tape data, the loan has been modified on xx First modified payment due date is xx However, the loan modification document is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Loan Program Info Disclosure
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx is missing from the loan file. Also, there is no estimated HUD-xx or itemization available in the loan file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing in the file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx% which is greater than xx% hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing in the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing in the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing in the file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14138105	xx	Unavailable	Not Applicable	35.085%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$57,901.36	4.250%	$585.84	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxx, the subject mortgage was originated on ..xx in the amount of xx which was recorded on ..xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.

No Active judgment or lien found.

x installment county taxes for the year of xx will be due on .xxx in the amount on xx
x  installment county taxes for the year of xx will be due on x/xxx in the amount on xx

No prior years delinquent taxes have been found.	As per review of payment history as of xx the loan is current and the borrower is maxxpayments regularly. The next payment due date is xx The last payment was received on xx in the amount of xx which was applied for the due date on xx The current UPB is in the amount ofxx
Collections Comments:The loan is current. The next payment due date is xx The last payment was received on xx in the amount of xx which was applied for the due date on xx The current UPB is in the amount of xx.
The RFD was due to curtailment of income.
 No evidence of current foreclosure activity.
 There is no evidence of property damage.  The current occupancy status is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed Bankruptcy under chapter-xx on xx with the case#xx. The POC was not filed. The voluntary petition was filed on xx The schedule C of the voluntary petition states that the subject property was claimed as exempt. The schedule D lists the amount of claim as xx and the value of collateral is xx. Therefore, the unsecured portion is xx.
The debtor was discharged on xx and the case was terminated on xx The reaffirmation agreement located at "xx_Bankruptcy - PriorServicerDocuments-xxaxxexxcd" with creditor "xx." indicates new repayment terms to be paid under re-affirmation agreement. However, the agreement is not executed by the creditor.	The loan modification agreement is made between the borrowexx and the lender, xxC on xx As per the modified terms, the new principal balance is xx. Out of the new principal balance, the amount of xx has been deferred. Hence, the interest bearing amount is xx. The step interest at the rate of xx% would be charged on the interest bearing amount from xx The maturity date will be xx	Affiliated Business Disclosure Credit Report Missing Dicsloures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Amortized term is xx; however, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step; however, tape shows fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Original standard LTV is xx%; however, tape shows xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxmmmmxx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxMxx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xxmmmmxx; however, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70781038	xx	655	662	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$597.73	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with xx(borrower) and (lender) xx., which was recorded on ..xx. The chain of assignment is incomplete as the subject mortgage is currently with the, “xx instead of xx
x installment of County tax of xx has been paid on .xxxx in the amount of xx
x installment of County tax of xx has been paid on ../xx in the amount of xx
x installment of County tax of xx has been paid on ..xx in the amount of xx
Review of the payment history provided fromxx. toxx/xx/xxxx reveals that borrower has been the delinquent for +. month. The last payment was received in the amount of $.,...... onxx/xx/xxxx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $...,...... and current interest rate as per payment history isxx.%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for +xx month. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%. The last payment was made by the borrower according to the note terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of voluntary petition dated xx  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. debtor filed chapter xx Amended Plan on xx which states that the debtor shall pay xx per month for xx months. debtor will cure the subject arrears claim which is in the amount of xx through plan. Order Confirming Plan was filed on xx which states that the debtor amended plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.
As per latest comment dated xx subject property is occupied.
Foreclosure Comments:According to updated title report the foreclosure refer to attorney on xx and foreclosure complaint filed on xx foreclosure put on hold due to borrower filed the bankruptcy.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx on xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. debtor filed chapter xx Amended Plan on xx which states that the debtor shall pay xx per month for xx months. debtor will cure the subject arrears claim which is in the amount of xx through plan. Order Confirming Plan was filed on xx which states that the debtor amended plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: NNNNNNNNNNNNxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is moderate due to Documentation Type Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulation Test Failed due to Documentation Type Test.
The loan's document type is "No Documentation," "No Asset Verification", "No Asset or Income Verification", "No Income
Verification", "Reduced", or "Streamline Refinance", or the document type is not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9503659	xx	Unavailable	Not Applicable	32.313%	First	Unavailable	Not Applicable	Unavailable	xx	xx	$91,785.13	3.620%	$1,180.37	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated .xxx, shows that the subject mortgage was originated on ..xx and was recorded on .x/xx, in the amount of xx with xx
Chain of assignment has been completed. The assignment was transferred from ‘xx
Active liens and judgments:
There are two IRS liens against borrower in the favor of 'xx' which were recorded on .x/xx and ..xx.in the amount of x
There are two state tax liens against borrower in the favor of xx' which was recorded on .x/xx and x/.xx in the amount of xx
The x installments of county taxes for year xx have been paid in the amount of xx
The x installments of county taxes for year xx are due in the amount of xx
No prior year delinquent taxes have been found.

Review of updated payment history datedxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received onxx in the amount of xx with interest rate ofxx.% for the due date ofxx The next due date isxx The payment history reflects current unpaid principal balance is in the amount ofxx The Borrower made the last payment as per the modification terms.
Collections Comments:Review of loan file and servicing comments states that the foreclosure was initiated in xx The FC file was referred to an attorney on xx and complaint was filed on xx under case#xxCVxx No further information is available about foreclosure filing.
Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx% for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx. The Borrower made the last payment as per the modification terms.
According to modification agreement, the loan was modified on xx between the borrowers xx The new principal balance is xx, deferred balance is xx and interest bearing amount is xx. The borrower promises to pay P&I xx with interest rate xx % beginning from xx The maturity date as per modification is xx The loan was modified two times since origination. Currently the payment was done as per the modification agreement (Located- xx_Modification Agreement-xxaxxb).
No evidences have been found regarding bankruptcy filing.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Review of loan file and servicing comments states that the foreclosure was initiated in xx The FC file was referred to an attorney on xx and complaint was filed on xx under case#xxCVxx No further information is available about foreclosure filing.
Bankruptcy Comments:Not Applicable	According to modification agreement, the loan was modified on xx between the borrowers ‘xx’ and xx lender xx’. The new principal balance is xx, deferred balance is xx and interest bearing amount is xx. The borrower promises to pay P&I xx with interest rate xx % beginning from xx The maturity date as per modification is xx The loan was modified two times since origination. Currently the payment was done as per the modification agreement (Located- xx_Modification Agreement-xxaxxb).	Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: There are xx amortized terms. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: As per appraisal report LTV is xx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xxMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is MMMMMMMMMxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA APR Test:Loan Data: xx% ; Comparison Data: xx% ; Variance: -xx%;"
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test failed due to,
This loan failed the TILA APR test: The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than xx/xx of xx percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kansas. The Signed Closed-end Credit Agreement Notice disclosure is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60485712	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$5,525.22	2.490%	$1,170.11	xx/xx/xxxx	Financial Hardship	Review of updated title report dated .xxxx shows that the subject mortgage was originated on ..xx with xx which was recorded on ..xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx.
No active liens and judgment have been found on updated title report.
x installment of County tax for the year of xx-xx has been paid on ..xx in the amount of xx
x installment of County tax for the year of xx-xx has been paid on .xxxx in the amount of xx
Review of the payment history provided fromxx toxx/xx/xxxx reveals that borrower has been the delinquent for +. month. The last payment was received in the amount of $.,...... onxx. which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of $...,...... and current interest rate as per payment history isxx.%.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for +xx month. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx%.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
PACER did not reflect any bankruptcy filed by the borrower.
No information has been found regarding foreclosure in the collection comment.
No information has been found regarding current occupancy in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is different from tape data. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud-xx is available in the loan file but it is not execute by the borrower."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
xx. Impound Account Disclosure
xx. Cosigner Notice
xx. Private Mortgage Insurance Disclosure
xx. Hazard Insurance Disclosure
xx. Insurer RecommendationDisclosure
xx. Notice of Right to Copy of Appraisal
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56217212	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$658.91	6.000%	$476.61	xx/xx/xxxx	Financial Hardship	According to updated title report dated .xxx, the mortgage was originated on x/.xx with xx which was recorded on x/x/xx.
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx It should be with xx.
No active judgments or liens have been found.
Annual combined taxes of xx are exempted.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from .xx The delinquency has been done for . months. The last payment was received onxx. in the amount of xx and it was applied for the due date of .xx The current P&I is xx and rate of interest isxx%. The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on .xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER,xxborrowers) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx  on xx in the secured claim amount xx and an arrearage in the amount of xx. Chapter xx Plan was filed on xx which states that arrearage was included in the plan in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report (xx_BPO-xxaxxcbxx) dated xx, the subject property was occupied and the property was in average condition. No damages and estimated repairs have been noted.

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx(borrowers) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx in the secured claim amount xx and an arrearage in the amount of xx. Chapter xx Plan was filed on xx which states that arrearage was included in the plan in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx	The loan modification agreement was made between borrower and on xx with the new modified unpaid principal balance is xx. From unpaid principal balance, the deferred balance was xx. The interest bearing amount was xx with interest rate xx% and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-xx Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx% Comment: per note Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: per modification in file   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: used note in file   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx%   Comment: per note   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: from note in file   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx%   Variance:    Variance %:    Comment: system calculated   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: per note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: per scope   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: per scope   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Purpose is refinance. Tape Source: Initial Tape Type:	3: Curable	* HUD-xx Closing Statement missing or unsigned (Lvl 3) "Final HUD-xx/settlement statement along with estimated HUD-xx / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "credit report not in file"
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value: Date: Type:2055 Drive-by	Value: Date: Type:2055 Drive-by	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66417317	xx	Unavailable	Not Applicable	37.091%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,022.22	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx
There is a junior mortgage in the favor of xx in the amount of xx
There are xx in the favor of xx which were recorded on different dates, However, the SSN# of the borrower does not match.
The annual combined taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received on xx in the amount of $x,xxx.xx for due date of xx. The UPB reflected is in the amount of xx till the due date of xx.	Collections Comments:The review of the collection comment shows that the loan is in the active bankruptcy and the next due date for the payment is xx The borrower had filed the bankruptcy under chapter xx and the plan has not been confirmed yet. The POC was filed by xx N.A on xx with the secured claim amount of xx and an arrearage amount is xx According to the amended chapter xx plan dated xx the debtor shall pay xx months and then xx for the remaining xx months. The date of the last filing the bankruptcy was xx The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB reflected is in the amount of xx till the due date of xx The loan modification agreement was made between the borrower xx The loan has been modified once since origination. No information pertaining to foreclosure has been found. According to the latest BPO report dated xx the subject property. The subject property As-Is sales price is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx and the plan has not been confirmed yet. The POC was filed by xx N.A on xx with the secured claim amount of xx and an arrearage amount is xx According to the amended chapter xx plan dated xx the debtor shall pay xx months and then xx for the remaining xx months. Another Amended Chapter xx Plan on xx	The loan modification agreement was made between the borrower xx The modified UPB is xx with an interest rate of xx The first payment started from xx There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD 1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized terms are xx Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment: The payment history string is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with the estimated HUD1 and Itemization are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl x) "The final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Texas. The following state disclosures are missing from the loan file.
x.TX Loan Agreement Notice.
x.Commitment Requirement/Anti-Tying.
x.TILA Disclosures in Spanish.
x.Home Equity Consumer Disclosure.
x.Home Equity Loan Interest and Fees Preclosing Disclosure  .
x.Home Equity Loan Copies of Documents.
x.Home Equity Loan Rescission Notice.
x.Fair Market Value of Homestead Property Acknowledgment.
x.Home Equity Loan Notice of address for Borrower Notification of Violation.
xx.Choice of Insurance Notice.
xx.Collateral Protection Insurance Disclosure.
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?.
xx.Insurance Solicitation/Post Commitment Requirement.
xx.Construction Loan Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60346315	xx	631	Not Applicable	45.223%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$3,568.87	4.625%	$352.60	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage originated on xx. The chain of assignment is complete. Last assignee is ‘xx.’,
Combined x installments county property taxes for the year xx are paid on xx
Combined x installment of county property taxes for the year xx is due on xx
There is active judgment against borrower in the amount of xx
No prior delinquent taxes have been found.
Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx for the due date of xx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx The Borrower made the last payment as per the modification terms that would be xx and modified P&I xx.
Collections Comments:Loan Modification agreement is made between ‘xx’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx and interest bearing amount is xx The Borrower made last payment as per modification terms that would be xx and modified P&I xx

Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx The Borrower made the last payment as per the modification terms that would be xx and modified P&I xx

Bankruptcy was filed by “xx". Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘xx unsecured amount is xx and arrearage is xx Trustee’s final report dated xx shows that claim scheduled in amount of xx claim asserted in amount of xx claim allowed is in amount of xx and principal paid amount is  xx plan filed on xx the debtor shall pay to the trustee all projected disposable income in the amount of xx each month for approximately xx months. Order confirming chapter xx plan filed on xx The bankruptcy was discharged on xx and got terminated on xx

Review of loan file and collection comment stated that the foreclosure was initiated in xx Foreclosure file was referred to attorney on xx The judgment was entered on xx Due to BK case was entered on xx therefore foreclosure file was put on hold. No further information is available about foreclosure.

Foreclosure Comments:Review of loan file and collection comment stated that the foreclosure was initiated in xx Foreclosure file was referred to attorney on xx under case xx The judgment was entered on xx Due to BK case was entered on xx therefore foreclosure file was put on hold. No further information is available about foreclosure.
Bankruptcy Comments:Bankruptcy was filed by xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx Trustee’s final report dated xx shows that claim scheduled in amount of xx claim asserted in amount of xx claim allowed is in amount of xx and principal paid amount is xx plan filed on xx the debtor shall pay to the trustee all projected disposable income in the amount of xx each month for approximately xx months. Order confirming chapter xx plan filed on xx The bankruptcy was discharged on xx and got terminated on xx	Loan Modification agreement is made between xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx and interest bearing amount is xx. The borrower made last payment as per modification terms that would be xx and modified P&I xx.	Affiliated Business Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per tape data the amortized terms are xx months. However as per review the amortized terms are xx months Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently loan is not in bankruptcy.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is not in foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per tape data the doc date of last modification is  xx However as per review the doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string is xx.However as per review the payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is xx.However as per review the payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is not signed by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88842975	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$369.47	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxx toxx/xx/xxxxThe last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided tape data is in the amount of xx.	Collections Comments:Review of the payment history available from xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx
No evidence has been found regarding the reason for default in the latest collection comments.
No evidences have been found in the latest servicing comments regarding the property condition.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on  xx and ends with the maturity date of  xx
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last mod is  xx tape shows  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed xx, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD 1 Loan Value: Lower rate or term Tape Value: Cash Out - Other Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. Following required State disclosure are missing from loan files:
x.Insurance Solicitation/Post Commitment Requirement
x.Non-Deposit Investment Product Disclosure Are there any promotional materials?
x.Collateral Protection Insurance Disclosure
x.Choice of Insurance Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Rescission Notice
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Interest and Fees Pre-closing Disclosure
x.Home Equity Consumer Disclosure
xx.Commitment Requirement/Anti-Tying
xx.TX Loan Agreement Notice"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48407906	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$43,096.53	5.000%	$725.21	xx/xx/xxxx	Financial Hardship	The updated title report dated x/x/xx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage assignment is with xx
There is a senior mortgage open against the subject property in favor of xx
There is junior mortgage open against the subject property in the favor of xx
No active judgments or liens have been found.
Annual combined and school taxes of xx have been paid in the total amount of xx	The Payment History dated as of xx reveals that the borrower has been the delinquent from xx. The delinquency has been done for x months. The last payment was received on xx and it was applied for the due date xx/xxxx. The current P&I is xx. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The Payment History dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of xx
No foreclosure proceedings has been found.
No bankruptcy filing found by borrower.
According to available collection comment, no damages or repairs have been found.

Update:
As per comment dated xx the borrower’s income is impacted by covidxx Further details not provided.
As per comment dated xx the foreclosure was initiated. The FC was put on hold due to loan reinstated. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (borrowers) and xx with the new modified unpaid principal balance is xx From UPB, the balance other than principal was deferred in the amount of xx The interest bearing amount was xx with interest rate xx and the modified P&I was xx The first modified payment due date was xx and the maturity date will be xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per modification amortized term is xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per modification date is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per appraisal original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is xx due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. Loan data is x.xxx%, comparison data is x.xxx% and variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52241278	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$1,320.82	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is incomplete. The latest assignment of mortgage is with Secretary of Housing & urban Development  and its Successors & Assigns was recorded on xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
Provided payment history as of xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xxxx was received on xx/xx/xxxxn the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx The last payment of xx was received on xx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of  xx with P&I of xx with fixed amortized type and started from the first payment on  xx and to be ended with the maturity date of xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx Comment: Per original note document date reflects xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Per original note xx payment date reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history loan appears to be  xx days delinquent.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Per payment history loan appears to be xx days delinquent. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 & itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit documentation is missing - originated over x years from diligence review date."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Georgia. The following state disclosure is missing from the loan file.
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77967065	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior open end mortgage available in the updated title report in the amount of xx in favor of xx

The x installment of Combined taxes for xx have been paid off in the amount of xx

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx the loan is currently in delinquency for +x month and the next due for regular payment isxx/xx/xxxxThe last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the original Note terms.
The original fixed interest rate is xx and the monthly P&I is in the amount of xx but the updated payment history is showing that the borrower is currently maxxP&I of xx  with the same original rate of xx according to the terms of "xx" mentioned in the original Note. The terms are such as the contract rate will decrease xx at the end of the xrd year (xxth month), the xth year (xxth month) and the xth year (xxth month) (collectively the "Rate Reduction), if all the payment are made within xx days of their due date.
Collections Comments:The loan is currently in delinquency for xx month and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx The last payment has been made according to the original Note terms.
The original fixed interest rate is xx and the monthly P&I is in the amount of xx but the updated payment history is showing that the borrower is currently maxxP&I of xx  with the same original rate of xx according to the terms of "Adjustment to Contract Rate" mentioned in the original Note. The terms are such as the contract rate will decrease byxx at the end of xxrd year (xxth month), xxth year (xxth month) and xxth year (xxth month) (collectively the "Rate Reduction), if all the payment are made within xx days of their due date.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Prepayment Penalty Rider	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Per origination note amortized term reflects xx months, however the dates calculation sum up to xx months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Per origination note first payment date reflects  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: This is a rounding error.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history dated xx, loan appears current with  xx late in the last  xx months.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history dated xx, loan appears current with  xx late in the last  xx months.   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Per origination note maturity date reflects  xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: xx ( xx Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is "Moderate" as this loan failed the points and fees test since the points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx.

GSE (Fannie Mae and Freddie Mac public guidelines) Points and Fees Test: FAIL     Charged: $x,xxx.xx      Allowed: $x,xxx.xx     Over By: +$x,xxx.xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "x. This loan failed the discount fee test as the sum of all discount points is greater than x% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA.

Discount Fee Test: FAIL   Charged: xx     Over By+$xx

x. This loan failed the interest rate test as the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Interest Rate Test: FAIL   Charged: xx    Allowed: xx    Over By: xx
* LTV or CLTV exceeds xxx% (Lvl x)     "The LTV/CLTV is exceed xxx.xx% as the appraised value per Appraisal report at origination is $xx,xxx.xx which is less than the original loan amount ($xx)."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "The final TIL is not signed and hand dated by all the borrowers."
* Prepayment Rider Missing (Lvl x)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not signed and hand dated by all the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15340702	xx	Unavailable	Not Applicable	37.134%	First	Final policy	Not Applicable	x	xx	xx	$45,712.73	2.500%	$598.31	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
There is one junior mortgage recorded on xx
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes of xx have been paid in full in the amount of xx
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x month. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xx% for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in delinquency for xx month. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The latest payment history reflects the UPB in the amount of xx
The loan has been modified twice since origination. First mod was made on xx and located at “xx”. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx The rate changes in xx steps ending at xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx

Borrower Stephanie Noel Paprocky had filed the bankruptcy under chapter xx Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore, the unsecured portion is xx The bankruptcy was discharged on xx and the case was terminated on xx

Borrower did not file bankruptcy since loan origination.
No comments found regarding the foreclosure proceedings.
The reason for default is temporary loss of income.
The property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx filed the bankruptcy under chapter xx Schedule D of Voluntary Petition Filed on xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore, the unsecured portion is xx The bankruptcy was discharged on xx and the case was terminated on xx	The loan has been modified twice since origination. First mod was made on xx and located at “xx”. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx The rate changes in xx steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Per note at origination the initial term reflects xx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: borrower had filed bankruptcy on  xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Per modification agreement document is dated  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Per modification agreement there are xx step payments with the initial beginning  xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Per modification agreement there are xx step payments with the initial rate of xx beginning  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Per modification agreement there are xx step payments with the second beginning xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Per modification agreement there are xx step payments with the second rate of xx beginning  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment: Per payment history datedxx - loan appears to be xx days delinquent.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Per payment history datedxx - loan appears to be xx days delinquent. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State and the required disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32240532	xx	733	Not Applicable	37.807%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$22,761.70	2.000%	$577.54	xx/xx/xxxx	Financial Hardship	Updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
There is a break in chain of assignment from xx.
* One junior mortgage found opened in the amount of xx.
* One more junior mortgage found opened in the amount of xx
Active Judgments and Liens;
x) One HOA lien found pending against the subject property recorded on xx
Property Tax Status;
x) x installment combined taxes for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxx) x installment combined taxes for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxx) xth installment combined taxes for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxx) x installment combined taxes for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.x.
The last payment was received according to the modification agreement made on effective date of xx/xxxx.	Collections Comments:Collection comments available from xx shows that the borrower is maxxregular payments. The loan payment is currently xx month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The last payment was received according to the modification agreement .
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx with a new maturity date of xx  The  rate is in xx steps ending with xx
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx The UPB that has been amortized is xx as an interest bearing amount.
The foreclosure was not initiated in the loan.
The borrower xx filed bankruptcy under chapter xx The plan was confirmed on xx
The loan is currently in active bankruptcy.
The subject property is owner occupant with no visible damages or repairs.

Update:
As per the servicing comment dated xx the reason for default is “xx”.
As per servicing comment dated xx the borrower’s income has been impacted due to Covidxx pandemic.
No additional information was found in recent collection comments review
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx
Loan Modification agreement was made between borrower “xx”
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx with a new maturity date of xx  The  rate is in xx steps ending with  xx.
The borrower agrees to pay the amount of xx deferred balance on the maturity date xx The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized Term is xx. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Note has an interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: As per the Note, the original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx  Tape Value:xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey, However, the following state disclosures are missing from the loan file.
State disclosure for New Jersey.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.The unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94918396	xx	Unavailable	Not Applicable	57.458%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$20,142.85	4.000%	$720.94	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment is currently with “xx”.
There are two active civil judgments against the borrower in the total amount of xx
Annual County tax of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Annual Utilities tax of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Annual School tax of xx is to follow.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower is performing. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.	Collections Comments:The subject loan is performing. Review of the collection comment states that the borrower is performing. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower according to the modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is xx
PACER did not reflect any bankruptcy filed by the borrower.
No information has been found regarding foreclosure in the collection comment.
No information has been found regarding current occupancy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx; however, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is  xx; however, tape shows  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is  xx; however, tape shows xx  Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. Collateral Protection Insurance Disclosure
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?
x. Insurance Solicitation/Post Commitment Requirement
x. Construction Loan Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7970116	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,127.16	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated x/x/xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded on xx
No active liens and judgments against the borrower.
The x and x installment county taxes of the year xx have been paid in the totaling amount of $x,xxx.xx.
The x installment county tax of the year xx has been paid in the amount of $x,xxx.xx onxx/xx/xxxx	According to the review of payment history as ofxx/xx/xxxxhe borrower has been current with the payments and the next payment is due for xx. The last payment was received on x/x/xx which was applied for the due date of xx in the amount of $x,xxx.xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx The last payment was received on xx which was applied for the due date of xx in the amount of xx According to the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case xx The plan was confirmed on xx No evidence of post posing foreclosure has been found. The RFD is unable to be determined. The loan was modified once since origination in xx No latest BPO report or servicing comments have been found to determine the condition and occupancy of the subject property.

Update:
As per the servicing comment dated xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the PACER report, the borrower xx filed bankruptcy under chapter xx The plan was confirmed on xx The POC was filed on xx with its amount as xx and the arrearage amount is xx The chapter xx plan (Doc xx) was confirmed on xx The schedule D of Voluntary Petition does not show any unsecured portion.	This Step modification agreement was signed between the borrower xx.
The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I in the amount of xx beginning from xx The maturity is xx The interest-bearing amount is xx is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per the note, the amortized term is xx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the original LTV ratio is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment: As per the payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value: xx Variance: Variance %: Comment: As per the payment history, the string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.

x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Note date different from HUD-x  (Lvl x)     "As per the note transaction date is xx However, as per the HUDx, the settlement date is xx which is different from the note date."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33298820	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xx have been paid in full in the amount of xx

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxxhe loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $xxx.xx for the due date of xx/xxx. The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the original Note terms.
According to the Note terms, the interest rate will decrease by one quarter of x percent (x.xx) beginning with the xxth month after every xx consecutive month periods where all payments were made in full within xx days of their due date. Up to maximum xx contracts rate reductions are available during the term of the loan.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx The last payment has been made according to the original Note terms.
According to the Note terms, the interest rate will decrease by one quarter of xx percent (xx) beginning with xxth month after every xx consecutive month periods where all payments were made in full within xx days of their due date. Up to maximum xx contracts rate reductions are available during the term of the loan.
The joint debtors (xx) had filed Bankruptcy under chapter xx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
According to the amended plan which was filed on xx the Debtor shall maintain the following monthly payments and pay them directly to creditor. Trustee shall pay the allowed claims for at xx pro-rata through this Plan and this amended plan was confirmed on xx
The POC was filed on xx with the secured claim of xx with an arrearage of xx The amended POC was filed on xx with the secured claim of xx with an arrearage of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx
The joint debtors (xx) had filed Bankruptcy under chapter xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
According to the amended plan which was filed on xx the Debtor shall maintain the following monthly payments and pay them directly to creditor. Trustee shall pay the allowed claims for at xx pro-rata through this Plan and this amended plan was confirmed on xx
The POC was filed on xx with the secured claim of xx with an arrearage of xx The amended POC was filed on xx with the secured claim of xx with an arrearage of xx
Not Applicable	Credit Application Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: This is a rounding issue   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: P & I taken from the Note less the credit life and disability insurance.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Rate taken from the Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: It was very hard to determine the payment string because it appears the payments were not applied to the loan but held in un-applied funds. Most likely due to the Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Data Error   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Maturity Date was taken from the Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is "Moderate" as following factors:

x. This loan failed the TILA APR test as the annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

x. This loan failed the TILA foreclosure rescission finance charge test the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "x. This loan failed the TILA APR test as the annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

x. This loan failed the TILA foreclosure rescission finance charge test the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* LTV or CLTV exceeds xxx% (Lvl x)     "The CLTV of the loan is exceeded xxx% as the appraised value ($xx,xxx.xx) of the subject property is less than the original amount ($xx,xxx.xx)."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "The final TIL is not signed by both the borrowers."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by both the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42294666	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$1,060.56	xx/xx/xxxx	Change ARM Terms	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is missing from the updated title report. The latest assignment of mortgage is with xx.
Active judgments or liens have been found pending are as follows:
x) There are multiple ECB liens against the subject property in favor of xx
Annual taxes are in the amount of xx
Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:The subject mortgage is in collections. Servicing comments are missing from xx In the subject mortgage Payment history is not completely available of xx months. Servicing comments are missing from xx According available payment history as of dated xx the borrower is currently delinquent for xx month and loan is in collections where the next due date is xx The last payment was received on xx in the amount of xx The unpaid principal balance is reflected in the amount of xx
No information found regarding active and previous foreclosure.
No evidence found regarding bankruptcy after origination.
Reason for default is not mentioned in available xx months servicing comments.
No information found regarding litigation.
No information found regarding occupancy of property.
No damage and repair found in available servicing comments.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx Comment: Amortized calculated term is xx months according to review. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is ARM according to review.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment: In the subject mortgage PH string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: In the subject mortgage PH string is xx reversed form. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to Prepayment Term Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14092941	xx	500	507	43.359%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	7.000%	$1,033.76	xx/xx/xxxx	Financial Hardship	The subject mortgage was made by xx
There is a second mortgage in the amount of xx
There is a break in the assignment of mortgage. The last assignee should be "xx.” However, it shows the last assignment of mortgage was from xx
Two IRS liens are active against the borrower, x x and x x in the total amount of xx
There are three criminal judgments against the xx
No delinquent taxes have been found.
The borrower has been delinquent with the loan for x months and the next due date is xx. The last payment was received on xx/xx/xxxxn the amount of $xxxx.xx which was applied to the due date of xx. The UPB is not stated in the payment history. However, the tape data reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan Status: The loan is active in collections. The next payment is due for xx
The last contact with the borrower was made on xx in which the borrower stated that the he would make the payment by xx
The borrower does not want to apply for the modification and intends to keep the property.
The RFD is curtailment of income.
The property has been occupied by the owner.  The servicing comments dated xx states, the borrower is employed now.
The BPO was done on xx which shows the property is in average condition with no adverse issues. The current value of the property as noted on the comment dated xx
The property was damaged due to HAIL in xx which had been repaired.
No evidence of forelcosure activity in the recent xx months of servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between Servicer,"xx" and the borrower xx As per the modified terms, the borrower promises to pay the new principal balance in the amount of xx with interest at the rate of xx, beginning from xx The maturity date will be xx
Affiliated Business Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Per Note amortized term reflects xx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Per copy of appraisal xxk is the value, transaction is purchase with sales price of xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: Per origination ARM Note, rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Per payment history dated  xx: loan is current xx days delinquent, however missing complete payment history for April and May xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per payment history dated  xx: loan is current xx days delinquent, however missing complete payment history for April and May xx   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13745954	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$323.71	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xx. However, the current assignee should be xx. There is a junior mortgage in the amount of xx. Another junior mortgage was originated on xx. There are xx real estate tax lien agaisnt the subject proeprty in the combined amount of xx. No prior year delinquent taxes have been found.	Review of updated payment history as of xx/xx/xxxxhe borrower is not maxxpayments regularly. The borrower is delinquent for x months. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx for the due date of xx/xxx. The next payment is due on x/xxxx. As per payment history, the current UPB is $xx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. xx had filed the bankruptcy under chapter xx withxx As per chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx months. The plan was confirmed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx No evidence of foreclosure has been found. The borrower is not maxxpayments regularly. The borrower is delinquent for xx months. The last payment was received on xx in the amount of xx for the due date of xx The next payment is due on xx The loan modification agreement was made between xx Select Portfolio Servicing on xx The first modified payment is still due for xx and the new maturity date will be xx The new modified unpaid principal balance is xx modification rate would be xx and modified P&I is xx The reason for default of borrower is unemployment or decreased income. As per the latest BPO report dated xx the subject property is owner-occupied and is in an average condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The debtor xx had filed the bankruptcy under chapter xx withxx As per chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx months. The plan was confirmed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx
The loan modification agreement was made between xx The first modified payment is still due for xx and the new maturity date will be xx The new modified unpaid principal balance is xx modification rate would be xx and modified P&I is xx	Affiliated Business Disclosure Credit Application Credit Report	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx Comment: Doc date of Last Modification is xx however the tape date shows xx Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Apprisal value is  xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment History String reversed is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment History String reversed is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: Property Address Street is  xx xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx and tape data shows xx Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final 1003 is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for State regulations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "GSE (Fannie Mae public guidelines) Predatory Lending Guidance is fail.

GSE (Fannie Mae public guidelines) Points and Fees Test is fail. Loan data is $x,xxx.xx and comparison data is $x,xxx.xx. Hence, the variance is +$x,xxx.xx.

GSE (Fannie Mae public guidelines) HOEPA Points and Fees Test is fail. Loan data is $x,xxx.xx and comparison data is $x,xxx.xx. Hence, the variance is +$xxx.xx.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53225811	xx	Unavailable	Not Applicable	51.847%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
No active judgments or liens have been found.
The annual city taxes of xx have been paid in the amount of $xxx.xx.  No delinquent taxes have been found for the prior years.
The review of payment history as of xx/xx/xxxxhows that the borrower has been delinquent for x month and the next due date for the payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xxx.The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower has been delinquent for xx month and the next due date for the payment is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx current UPB reflected is in the amount of xx
No evidence of post-closing foreclosure or bankruptcy has been found.
Borrower intention is to retain the property.
No evidence of damage or repair on subject property has been found.
It seems property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Lifetime Floor Percent Loan Value: xx Tape Value: xx Comment: xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The property Address is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The Choice of Insurer disclosures are missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52586223	xx	Unavailable	Not Applicable	55.861%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$657.46	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxhe mortgage was originated on xx
The chain of mortgage assignment is incomplete. no mortgage assignment has been found. This should be with xx Inc.
There is an child support lien open against the borrower in the favor of Office of The Attorney General Child Support Unit in the favor of xx
Annual combined taxes of xx have been paid in the total amount of $x	The Payment History dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from xx to till date. The delinquency has been done for x months. The last payment was received on x/x/xx in the amount of $x,xxx.xx and it was applied for the due date xx. The current P&I is $xxx.xx, and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The Payment History dated as of xx reveals that the borrower has been delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I is xx and interest rate is xx The current unpaid principal balance is in the amount of xx
No foreclosure proceedings have been found.
No bankruptcy filing has been found by borrower.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and lender on xx with the new modified unpaid principal balance is xx interest bearing amount was xx with interest rate xx and the modified P&I was xx The first modified payment due date was xx and the maturity date will be xx A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Original note data was used for term calculation Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod effective date is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: System rounding   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx%. Required MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41089743	xx	Unavailable	Not Applicable	68.455%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$36,230.31	4.000%	$773.81	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated x/x/xx shows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxxhe loan is currently in delinquency for +x months and the next due for regular payment is xx. No evidences are available in updated Payment History that confirms when the last regular payment has been made. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in delinquency for xx months and the next due for regular payment is xx No evidences are available in updated Payment History that confirms when the last regular payment has been made. The UPB as of the date is in the amount of xx
The debtor (xx) had filed Bankruptcy under chapter xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
The POC was filed on xx with the secured claim of xx The amended POC was filed on xx with the secured claim of xx and arrearage of xx
According to the debtor's chaptexx plan which was filed on xx the subject mortgage claim is to be paid direct to the creditor or lessor by the Debtor outside the Plan.  This plan was confirmed on xx The debtor ws discharged on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: xx
The debtor (xx) had filed Bankruptcy under chapter xx with the case xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
The POC was filed on xx with the secured claim of xx The amended POC was filed on xx with the secured claim of xx and arrearage of xx
According to the debtor's chaptexx plan which was filed on xx the subject mortgage claim is to be paid direct to the creditor or lessor by the Debtor outside the Plan. This plan was confirmed on xx The debtor ws discharged on xx	The loan was modified on xx step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing amount is xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date of xx	Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: According to review amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: According to review doc date of mod is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: OLTV is xx according to review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: According to review Payment History String is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: According to review Payment History String xx in reversed   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "The DTI of the loan is exceeded xx% as the borrower's income was $x,xxx.xx and the total expenses are in the amount of $x,xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "The List of Service Providers disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89899116	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$289.32	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is with xx
Notice of lis pendens has been filed on xx
There is a mechanic lien in the favor of xx Owner of xx
There is a credit card judgment in the favor of xx
Annual installment of combined jurisdiction tax of xx has been delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx good through tillxx/xx/xxxxAnnual installment of city jurisdiction tax of xx has been delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx good through till x/xx/xx.	According to the payment history as ofxx/xx/xxxxhe borrower has been delinquent for x months. The last payment was received onxx/xx/xxxxhich was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The reason for default is unable to be determined.
The Step modification agreement was signed between the borrower Stephen Jones and the lender Select xx
The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly  P&I of xx beginning from xx The maturity is xx A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.
As per the collection comments, the bankruptcy has not been filed.
No evidence has been found regarding the foreclosure proceedings on the subject property in the servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx.
The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is xx A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized Term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: Mod Step xx Date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod Step xx Date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod Step xx Date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod Step xx Date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Fair Housing Notice.
x. Homeownership Protection Center Disclosures.
x. Notice of Free Choice of Agent or Insurer."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69376335	xx	Unavailable	Not Applicable	36.056%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.550%	$840.50	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx. The vesting deed which was originally recorded on xx. The chain of the assignment has been completed. The last assignment is from xx. which was recorded on xx There is one HOA lien against the subject property in the favor of x x x, an xx for the amount of $x which was recorded on xx First and second installments of county taxes for the year of xx have been paid in the amount of $x.x. No prior year delinquent taxes have been foundx	According to latest payment history as of xx/xx/xxxxhe borrower is currently delinquent for two months and the next due date is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance as per tape data is $xxx,xxx.xx. The current interest rate as per modification agreement dated xx/xxxx is x.xxx% and P&I is $x,xxx.xx.	Collections Comments: The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance as per tape data is xx The current interest rate as per modification agreement dated xx Borrower, “xx” had filed the bankruptcy under chapter xx with the case xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx individual debtor's statement of intention reflects Debtor will retain collateral and continue to make regular payments. Order on Motion for Relief from Stay was filed on xx The case was discharged on xx and was terminated on xx According to collection comment, the foreclosure was initiated and file was referred to an attorney on xx Further, file was put on hold due to loss mitigation. The comment dated xx states that borrower need to make the last payment of xx to stop foreclosure. According to comment dated xx the sale has been scheduled for xx The borrower promises to pay total amount in two installments. The first is in the amount of xx and second is in the amount of xx No further comment has been found stating that borrower had made these payments or not. According to inspection report dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. According to comment dated xx the subject property is owner occupied. The reason for default is excessive obligation, death in the family and reduced income.
Foreclosure Comments:According to collection comment, the foreclosure was initiated and file was referred to an attorney on xx Further, file was put on hold due to loss mitigation. The comment dated xx states that borrower need to make the last payment of xx to stop foreclosure. According to comment dated xx the sale has been scheduled for xx The borrower promises to pay total amount in two installments. The first is in the amount of xx and second is in the amount of xx No further comment has been found stating that borrower had made these payments or not.
Bankruptcy Comments:Borrower, “xx” had filed the bankruptcy under chapter xx with the case xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx individual debtor's statement of intention reflects Debtor will retain collateral and continue to make regular payments. Order on Motion for Relief from Stay was filed on xx The case was discharged on xx and was terminated on xx	This modification agreement was made between the borrower, xx. new modified principal balance is xx. borrower promises to pay P&I in the amount of xx beginning from xx Thereafter, the interest rate will be changed to xx. The stated maturity date is xx Prior modification was completed on xx	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Transmittal (xx00xx)	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The initial note reflects a maturity date of xx, therefore xx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per PACER.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per collection comment.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Per the origination Note, there is an interest only feature for xx months.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Per the payment history dated  xx (missing April & May xx history), loan has been delinqunent xx days each month for the last  xx months,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: This is a rounding error.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: Note is an interest only term of xx years.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Per the payment history dated  xx (missing April & May xx history), loan has been delinqunent xx days each month for the last  xx months,   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Per the payment history dated  xx (missing April & May xx history), loan has been delinqunent xx days each month for the last  xx months,   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Transmittal (xxxx) is Missing (Lvl x) "xxxx is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63514885	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$51,854.06	7.000%	$1,560.99	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated x/x/xx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
x) There is IRS lien against the borrower xx in the favor of Missouri Department of Revenue which was recorded on xx
The combined annual taxes for the year of xx have been paid in the amount of $x.x. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received onxx/xx/xxxxn the amount of $xxxx.xx for the due date of xx/xxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xxx.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
As per servicing comments, unable to determine the reason for default.
The Loan Modification agreement was made between xx and lender xx, dated xx The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx The deferred balance amount is xx and the interest-bearing amount is xx The Principal Balance stated in the modification is xx
A review of collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan Modification agreement was made between xx and lender xxdated xx The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx The deferred balance amount is xx and the interest-bearing amount is xx Principal Balance stated in the modification is xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: First Payment date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the first lien origination fee test.
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien origination fee test.
Origination Fee First Lien Test: FAIL $xx,xxx.xx $x,xxx.xx +$xx,xxx.xx
The loan charges more than a x% origination fee
This loan failed the origination fee and broker fee test.
Origination Fee & Broker Fee Test: FAIL $xx,xxx.xx $x,xxx.xx +$xx,xxx.xx
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than x%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx,xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx,xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan failed the TILA APR test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Missouri state. The following state disclosures are missing from the loan file.
x. MO Collateral Protection Act Notice
x. Borrower's Choice of Insurer orAgent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73032291	xx	Unavailable	Not Applicable	44.151%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$90,928.50	7.000%	$1,016.52	xx/xx/xxxx	Convert ARM to Fixed	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx

The chain of the assignment has been completed. The latest assignment is xx

There are x state tax liens active in the favor of state of xx the amount of liens are unavailable. Judgment amounts of state tax liens against xx. Copies are requested and will be sent to follow per client representative.

x installments of combined taxes for the year of xx have been paid in the amount of $ xxx.xx on xx/xx/xxxxx installments of combined taxes for the year of xx have been due in the amount of $ xxx.xx due on x/x/xx.
x installments of combined taxes for the year of xx have been delinquent in the amount of $ xx.xx good through onxx/xx/xxxxx installments of combined taxes for the year of xx have been due in the amount of $ xx.xx due on x/x/xx.
Annual combined taxes for the year of xx-xx have been delinquent in the amount of $xxx.xx good through onxx/xx/xxxx	According to the payment history as ofxx/xx/xxxxhe borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxxhe payment applied date was x/xxx and the next due date for payment is x/xxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx the payment applied date was xx and the next due date for payment is xx The reason for default is divorce of borrowers. The subject property has been occupied by the owner. No comments have been found for damages. The foreclosure was initiated and unable to determine the foreclosure referral and complaint filed date. As per the comment dated datedxx the bidding starts from xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx No further details have been found.
Foreclosure Comments:The foreclosure was initiated and unable to determine the foreclosure referral and complaint filed date. As per the comment dated datedxx the bidding starts from xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx As per the confirmed chapter xx plan on xx the debtor shall pay to the trustee xx months. No indication has been found for cram down.	According to the modification, the loan was modified on xx in between the borrower xx The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on xx The maturity date reflects per modification is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: Audit based on original note Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: Effective date of modification based on modification agreement   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Coding differential   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Coding differential Tape Source: Initial Tape Type:	3: Curable	* Right of Rescission (Lvl 3) "According to the ROR located at "xx" the borrower signed the clause "I wish to Cancel"."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in OH State. The following state disclosures are missing in the loan files.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95627758	xx	Unavailable	Not Applicable	50.553%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is complete as the subject mortgage is with the current assignee, xx.
There is an active Civil Judgment (xx) against the borrower in the amount of $x.xx which was recorded on xx
There is an active ECB Violation Lien against the subject property in the amount of xx
x installment of Borough tax for the year of xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
x installment of Borough tax for the year of xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
x installment of Borough tax for the year of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
xth installment of Borough tax for the year of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Annual Utilities charges of xx are past due (under xx-days) which was due on xx in the amount of xx
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $x,xxx.xx on x/x/xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the note terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for xx month. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower according to the note terms.
PACER did not show any bankruptcy filed by the borrower.
No information found regarding foreclosure in the collection comment.
Also no information found regarding the current occupancy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report	Field: ARM Lifetime Floor Percent Loan Value: xx Tape Value: xx Comment: ARM lifetime floor percent is xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is  xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29095746	xx	718	Not Applicable	15.330%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$4,774.21	4.250%	$353.05	xx/xx/xxxx	Financial Hardship
Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment has been completed. There is a municipal lien against the subject property in the amount of $xxx.xx which was recorded on xx/xx/xxxxn favor of City of x. Annual Utilities taxes of xx & xx are delinquent in the amount of $xxx.xx & $xxx.xx with good through date of xx
Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx that was applied for the due date of xxx. The next payment is due on xx. As per payment history, the current unpaid principal balance is being reflected in the amount of $ $xx,xxx.xx.	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx Loan modification agreement was made between borrower Adriano xx The borrower had given promise to pay the UPB OF xx with fixed amortized type and it was beginning from first payment date on xx and the new maturity date will be xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx The UPB that has been amortized is xx as an interest bearing amount. No evidence of bankruptcy and foreclosure activities has been found. The reason for default is financial difficulties. The borrower wants to keep the subject property. No information is provided in comments regarding the current status of ownership and condition of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower xx The borrower had given promise to pay the UPB OF xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and the new maturity date will be xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term xx however the tape data shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is  xx however the tape data shows  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string is xx ; however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed is xx ; however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address xx ; however the tape data shows xx . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9318698	xx	626	Not Applicable	58.699%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$25,363.66	4.000%	$394.12	xx/xx/xxxx	Financial Hardship	According to updated title report dated x/x/xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage assignment is with xx its Successors and Assigns.
There is code enforcement lien active against the subject property in the favor of xx. This lien was filed for a rear yard setback from x feet to x feet for an existing shed in the R-x. There are two affidavit of non-compliance was ordered for the same issue and which were recorded on xx
Annual county taxes of xx have been paid in the amount of $xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from xx. The delinquency has been done for x month. The last payment was received on x/x/xx in the amount of $xxx.xx and it was applied for the due date of xx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx month. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx
No bankruptcy filing has been found by borrower.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is xx to the step modification and the rate is xx and it will fixed for all over term of the loan/ or will fixed upto the maturity of the loan and the maturity date is xx As per the modification agreement the first P&I change date is xx months, second P&I change date is xx months, third and last P&I change date will be xx month. The stated maturity date is xx the borrower will pay the deferred balance in the amount of xx at the time of maturity date xx There is no provision for any forgiven amount as per the modification.	Affiliated Business Disclosure Missing Required Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of the last modification is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV IS xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4092716	xx	Unavailable	Not Applicable	43.517%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment is currently with “xx”. x installment of combined tax for the year of xx has been paid in the amount of xx but transaction date is not available on tax certificate. x installment of combined tax for the year of xx has been paid in the amount of xx but transaction date is not available on tax certificate. x installment of combined tax for the year of xx has been paid in the amount of xx but transaction date is not available on tax certificate. xth installment of combined tax for the year of xx has been paid in the amount of xx but transaction date is not available on tax certificate.	Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower is performing. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the note terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comment state that the borrower is performing. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower according to the note terms.
Borrower has filed bankruptcy under chapter xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is  xx Plan was filed on xx which states that the debtor shall pay xx per month to the Chapter xx Trustee, for approximately xx months. Debtor shall pay subject arrearage which is in the total amount of xx to trustee through plan. Order of confirming plan was filed on xx which states that the debtor chapter xx plan which was filed on xx is hereby confirmed. Motion for Relief from Stay was filed by the subject creditor on xx Order on Motion for Relief from Stay was filed on xx which states that the motion for relief from automatic stay is vacated. Currently debtor is in active bankruptcy.
No Information has been found regarding foreclosure in the collection comment.
No Information has been found regarding current occupancy in the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Plan was filed on xx which states that the debtor shall pay xx per month to the Chapter xx Trustee, for approximately xx months. Debtor shall pay subject arrearage which is in the total amount of xx to trustee through plan. Order of confirming plan was filed on xx which states that the debtor chapter xx plan which was filed on xx is hereby confirmed. Motion for Relief from Stay was filed by the subject creditor on xx Order on Motion for Relief from Stay was filed on xx which states that the motion for relief from automatic stay is vacated. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Original Note Doc Date Loan Value: xx Tape Value: xx Comment: Original Note Doc, data provided is xx however audit value is xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Payment history string , data provided is xx however audit value is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed, data provided is xx however audit value is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and Prohibited Fees Test:"
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State regulations test failed due to Prohibited Fees Test.
x. Prohibited Fees Test shows Loan Data $x,xxx.xx, Comparison Data $x.xx and Variance +$x,xxx.xx.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed due to following reason;
x. TILA Finance Charge Test shows Loan Data $xxx,xxx.xx, Comparison Data $xxx,xxx.xx and Variance -$x,xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
x. TILA Foreclosure Rescission Finance Charge Test shows Loan Data $xxx,xxx.xx, Comparison Data $xxx,xxx.xx and Variance -$x,xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2849113	xx	576	607	41.036%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$511.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. As there is no assignment done by xx. However, the assignments should be with xx.
The combined annual taxes for the year of xx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
The loan modification agreement was made on xx between the borrower xx  . The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx The loan modification agreement dated xx found in the loan file.
The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx According to the order confirming plan dated xx the debtor shall pay the total amount of xx by paying xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx The Voluntary Petition, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx
A review of collection comment shows no indication of post-closing foreclosure activity..
As per servicing comments, unable to determine the reason for default.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx According to order confirming plan dated xx the debtor shall pay the total amount of xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx The Voluntary Petition, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx

The loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx loan modification agreement dated xx found in the loan file.	Missing Dicsloures Missing Required State Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy under chapter  xx with the case  xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing from the loan file."	* Missing Required Disclosures (Lvl x) "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Home Equity Consumer Disclosure
x. Home Equity Loan Interest and Fees Preclosing Disclosure
x. Home Equity Loan Copies of Documents
x. Fair Market Value of Homestead Property Acknowledgment
x. Home Equity Loan Notice of address for Borrower Notification of Violation
x. Choice of Insurance Notice
xx. Collateral Protection Insurance Disclosure
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?
																									xx. Insurance Solicitation/Post Commitment Requirement."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68558808	xx	585	Not Applicable	48.083%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx
Active Judgments and Liens;
x) HOA lien found pending against the subject property recorded on xx
x) HOA lien found pending against the subject property recorded onxx
x) HOA lien found pending against the subject property recorded onxx
Property Tax Status;
x) x installment county taxes for the year of xx are due for the amount of $xxx.xx till the due date of xx/xx/xxxxx) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx on xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xxxx. The last payment was received on xx/xx/xxxxn the total amount of $xxx.xx for the due date of xx/xxxx. The unpaid principal according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Collection comments available from xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx The plan was not confirmed and was later discharged on xx and was fully terminated on xx
BPO available report dated xx located at (xx) shows that subject property is owner occupant. The subject is in average condition with no adverse easements, economic or functional obsolescence, or repairs that are visible
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The plan was not confirmed and was later discharged on xx and was fully terminated on xx
The creditor had not filed bankruptcy.
Schedule D under voluntary petition shows value of property is xx amount of claim without deducting the value of collateral is xx and unsecured portion is xx
The Reaffirmation agreement was filed on xx The same document is available located at (xx). According to reaffirmation agreement the annual percentage rate is xx with P&I in the amount of xx The borrower will pay according to the same agreement terms.
Not Applicable	Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: System calculation, original note data was used Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment: Most recent mod docs were used   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test as;
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate as the loan is failing for Indiana license validation test."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xxx% hence, MI certificate is required; however, it is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Unable to calculate operative index value from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72710300	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$529.80	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx
The x and x installments of combined taxes for the year of xx-xx are due in the amount of $xxxx.xx each for the due date of xx respectively.

The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx, which was applied for xx. The UPB is not stated in the payment history, as per tape it is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xx%.

Collections Comments:The review of comment history shows that the loan is in collection. According to comment history dated xx the reason for default is excessive obligation. The property has been occupied by the owner himself. The borrower's intention is to keep the property.
The comment history dated xx states that the borrower had filed the bankruptcy case on xx with the case xx and post-petition date of xx
The modification was made on xx with the UPB of xx and the rate of interest of xx which was for xx years and matures on xx
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx The plan was confirmed on xx and it was discharged on xx
The POC was filed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx the debtor shall pay to the trustee in the amount of xx months and xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down.

The modification agreement was done on xx between the (borrower) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of  xx with the modified P&I of xx.
The first payment date was due on  xx and the new maturity date is  xx
There is no deferred balance has been stated.

Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: There is an evidence of bankruptcy has been found. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The doc date of last modification is  xx However the tape shows that it is  xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: The original balance is xx. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx. However the tape shows that it is  xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original stated rate is  xx. However the tape shows that it is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string reversal is xxHowever the tape shows that it is xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The property Address street is xx. However the tape shows that it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The truth in lending disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The was originated as VA loan. The mortgage insurance certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The loan file is missing a right to cancel"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82713142	xx	659	635	44.395%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$1,001.63	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment has been completed.Currently the mortgage assignment is xx.
There are liens and judgments these are as follow:
x) There is a HOA lien active against the property in the favor of xx., a not for profit xx in the amount of $x,x which was recorded on xx
x) There is a civil judgment open against borrower in the favor of xx
x) There is a civil judgment open against borrower in the favor of xx
Annual county taxes of xx have been paid in the amount of $xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of xx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on x/xxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx (borrower) had filed bankruptcy under chapter xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of  xx Plan was filed on xx Third amended Chapter xx Plan was filed on xx This plan was confirmed on xx which states that regular payment will be paid directly to creditor.
No foreclosure proceedings has been found.
This property is located in a disaster area designated by FEMA disaster xx (DRxx) declared on September xx Collection comment dated xx states that property had impacted by disaster. Claim was field towards xx No further comments have been found. The latest exterior BPO report (xx) dated xx doesn't not reflect any damages or estimated repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx (borrower) had filed bankruptcy under chapter xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx Plan was filed on xx Third amended Chapter xx Plan was filed on xx This plan was confirmed on xx which states that regular payment will be paid directly to creditor.	The loan modification agreement was made between borrower and Lender on xx with a new principal balance of xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of loan as per Note document and this maturity date is xx There is no provision for any Deferred balance or Forgiven amount of the loan.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy post loan origination is yes. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Document date of the Last modification is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string Reversed in xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Captured as per Note.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Co-op Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25675918	xx	Unavailable	Not Applicable	32.414%	First	Short Form Policy	Not Applicable	x	xx	xx	Not Applicable	8.375%	$300.11	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of assignment has been completed as the current assignee is xx. which was recorded on xx
There is a junior mortgage in the favor of xx
No actives judgments or liens have been found.
Annual installment county jurisdiction tax of xx has been paid in the amount $x on x/x/xx.
Annual installment city jurisdiction tax of xx has been paid in the amount $x onxx/xx/xxxxNo delinquent taxes have been found for the prior year.	According to the payment history as ofxx/xx/xxxxhe borrower has been delinquent for x months. The last payment was received onxx/xx/xxxxhich was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The loan modification agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx The maturity is xx There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under chapter xx with the case # xx The petition was filed. The date of the last filing is xx The current status is waiting for a confirmation hearing.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The loan is in bankruptcy.
As per comment dated xx the borrower filed bankruptcy under chapter xx Motion to dismiss was filed on xx Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case xx The petition was filed. The POC was filed on xx with the claim amount of xx and the amount of arrearage is xx The date of the last filing is xx Plan was confirmed on xx	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx The maturity is xx There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx Comment: The last modification date is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: The LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The origination stated rate is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:  xx   Variance:    Variance %:    Comment: The payment history string is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value: xx Variance: Variance %: Comment: The payment history string is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing in the loan file.
x) Placement of Insurance Disclosure.
x) Availability of Title Insurance.
x) TN Consent to Disclosure of Insurance Information.
x) Choice of Agent/insurer.
x) Insurance Solicitation/Post Commitment."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67477543	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx.
The vesting deed datedxx/xx/xxxx states that the borrower xx.
The annual installments of combined taxes for the year of xx are paid in the amount of xx. The annual installments of combined taxes for the year of xx are paid in the amount of $x for the parcel xx.
There is junior mortgage was found on xx. It was originated on xx
The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from one month and the next due date is for xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx, which was applied for xx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of xx.xx%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is not stated in the comment history.
According to comment history dated xx the borrower xx had filed the bankruptcy under chapter xx with the Case # xx The plan was confirmed on xx
The POC was filed on xx with the post petition due date of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx The plan was confirmed on xx with the post petition due date of xx
The POC was filed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx the debtor shall pay to the trustee in the amount of xx The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down. The case was discharged on xx

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx----| Comment: No modification exists. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value:xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The first payment date is xx However the tape shows that it is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx. However the tape shows that it is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The pay history string is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The transcation type is refinance so no sales price.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The stated maturity date is xx However the tape shows that it is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not affixed. The appraisal report at origination states that the subject property type is manufactured home and it was fixed to permanent foundation but the foundation type is not concrete, it was blocks and pier. No evidence has been found stating that the wheels or axels were removed. The mortgage legal does not have VIN number listed in it. The Alta 7 endorsement is not attached with the Title policy. The affidavit of affixation is not available in the loan file. The tax search report available in the updated title report datedxx/xx/xxxx shows the number of mobile homes two. However no VIN number is mentioned. The xx states that the property type is manufactured. The mobile home exists on parcel xx.
No evidence has been found stating that the manufactured home is fixed to permanent foundation."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Tennessee. The following state required disclosures are missing in the loan file namely as
x. Placement of Insurance Disclosure
x. TN Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
x. Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Buisness Diclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79363152	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx
* One junior mortgage found opened in the amount of xx
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual county taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found pending.
Payment history available from x/xxx tillxx/xx/xxxxhows that the borrower is maxxregular payments.The borrower is performing. The next due date is xx. The last payment was received onxx/xx/xxxxn the total amount of $xxx.xx for the due date of xx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx % with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to original note terms.	Collections Comments:Collection comments available from xx shows that Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: xx----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversal is xx however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
x. Appraisal Disclosure
x. xnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
x. Interest Rate Disclosure
x. Lock-In Agreement Disclosure
x. Payoff Statement Disclosure
x. Legal Representation Disclosure
x. Non-Prime HUD Contact Disclosure
x. Non-Prime Notice of Loan Terms Disclosure
x. Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91932848	xx	606	Not Applicable	40.050%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$11,183.95	4.625%	$1,195.17	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
The chain of the assignment has been completed. The last assignment is from x
xx. which was recorded on xx No active judgments or lien have been found against the subject property/ the borrower. First and second installments of county taxes for the year of xx have been paid in the total amount of xx
Annual utilities taxes for the year of xx are delinquent in the amount of $x which was due on xx/xx/xxxxThese taxes are good through till xx/xx/xxxx	According to latest payment history as of xx/xx/xxxxhe borrower has been maxxregular payments and the next due date is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate as per modification agreement dated xx/xxx is x.xxx % and P&I is $x,xxx.xx.	Collections Comments:The current legal status of the loan is performing and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is reflected in the amount of xx The current interest rate as per modification agreement dated xx and P&I is xx The loan was modified on xx between the borrower, “xx” and the lender, “xx”. The new modified principal balance as per modification is in the amount of xx out of which xx is deferred principal. Hence, interest bearing amount is considered as xx Borrower shall pay P&I in the amount of xx with interest rate starting at xx beginning from xx The maturity date as per modification is xx This loan has been modified twice. No foreclosure and bankruptcy details have been found in the loan file.
According to comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Collection comments are located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx between the borrower, xx. The new modified principal balance as per modification is in the amount of xx out of which xx is deferred principal. Hence, interest bearing amount is considered as xx. borrower shall pay P&I in the amount of xx with interest rate starting at xx beginning from xx The maturity date as per modification is xx This loan has been modified twice.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per note amortized terms are xx months Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:xx   Variance:  xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per payment history reversed string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland state. The following state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24306661	xx	Unavailable	Not Applicable	40.925%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,136.15	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
There is an active mortgage in the amount of xx which was recorded on xx
There are two active civil judgments against the borrower in the total amount of xx
There are two active Child support liens against the borrower in the total amount of xx
There are junior five active Hospital, Medical or Attorney Liens against the borrower in the total amount of $x.xx which was recorded on multiple dates in favor of multiple plaintiffs.
x installment of County tax for the year of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
x installment of County tax for the year of xx is due on xx/xx/xxxxn the amount of $x,xxx.xx.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $x,xxx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for xx month. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is  xx plan was filed on xx which was objected on xx Amended chapter xx Plan was filed on xx which states that the debtor shall make xx monthly for xx months. Trustee will pay xx per month to subject creditor. Order of confirming plan was filed on xx which states that the debtor amended plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.
No information has been found regarding foreclosure in the collection comments.

Update:
No information found in recent available CC.

Foreclosure Comments:Available servicing comments from xx show that foreclosure was initiated in the loan and the same show foreclosure went on hold due to borrower filed bankruptcy. Bankruptcy plan filed and confirmed. Borrower is maxxpayments and loan is in collection.

Notice of trustee sale was issued dated xx Notice of foreclosure was issued and sale was held on xx
As per loan file foreclosure invoice shows referral date as xx and legal action dated xx
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx plan was filed on xx which was objected on xx Amended chapter xx Plan was filed on xx which states that the debtor shall make xx monthly for xx months. Trustee will pay xx per month to subject creditor. Order of confirming plan was filed on xx which states that the debtor amended plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx. The interest bearing amount is xx the maturity date is xx Reason for Modification is Financial Hardship.	Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term (calculated) is xx but tape data shows xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is  xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is full documentation but tape data shows no verif. stated income.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed in xx but tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Construction Lien Disclosure
x. Mortgage Loan Servicing Disclosure
x. Choice of Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per final ROR transaction date isxx/xx/xxxx which is after the note date xx
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x Settlement date isxx/xx/xxxx which is after the note date xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63651239	xx	Unavailable	Not Applicable	32.316%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$831.23	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
Inc which was recorded on xx/xx/xxxx with xx
The chain of assignment has been completed. The last assignment is from xx
No active judgments or liens have been found.
x installment of county jurisdiction tax of xx-xx has been paid in the amount of $x,xxx.xx on xx/x/xx.
x installment of county jurisdiction tax of xx-xx has been paid in the amount of $x,xxx.xx onxx/xx/xxxxNo prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxhe borrower is current with the loan. The last payment was received onxx/xx/xxxxhich was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The loan modification agreement was made between (borrower) Noe xx
The borrower promises to pay the new UPB in the amount of xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly  P&I of xx beginning from xx The maturity is dated xx There is no provision for the balloon payment. Previously, the loan has been modified on xx
As per the collection comments, the bankruptcy has not been filed.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per comment dated xx subject property need to be repair. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of xx with interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is dated xx There is no provision for the balloon payment. Previously, the loan has been modified on xx	Affiliated Business Disclosure Credit Report HUD 1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortization terms are xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: As per modification document the last modified date is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was originated with interest only term.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification document the mod step xx  Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod step xxx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: As per modification document the mod step xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Mod step xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report original standard LTV(OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: The original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note document the property Address street is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file, located at " xx” the points and fees are handwritten. The document is considered to check the xx result."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure document is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in California.However, the following state disclosures are missing from the loan file.
x. Impound Account Disclosure.
x. Cosigner Notice.
x. Private Mortgage Insurance Disclosure.
x. Hazard Insurance Disclosure.
x. Insurer Recommendation Disclosure.
x. Anti-Tying Disclosure.
x. Privacy Notice.
x. Notice of Right to Copy of Appraisal.
x. Application for Credit-Married Persons.
xx. Fair Debt Collection Notice.
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "The loan was originated onxx/xx/xxxx, However, ROR transaction date isxx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42190716	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$1,239.99	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior Notice of Federal Tax Lien available in the updated title report against xx in the amount of xx

x. There is an active junior State Tax Lien available in the updated title report against xx in the amount of xx

x. There is an active prior State Tax Lien available in the updated title report against xx

The x installment of Combined taxes for xx have been paid off in the amount of xx

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as ofxx/xx/xxxxhe loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $x,xxx.xx for the due date of xx. The UPB as of the date is in the amount of xx	Collections Comments:The loan is currently in delinquency for xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx step amortization with the new principal balance of xx borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date is xx
A final balloon payment on the interest bearing principal amount of xx is due on the maturity date of the loan.	Affiliated Business Disclosure Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Taken from Mod. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: taken from Note.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance:xx   Variance %: xx   Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Taken from History.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Taken from Hist.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl x) "CE risk indicator is "Significant" since this loan failed the NJ HOSA xxxx home loan grace period test. Grace period provided is xx days however allowed is xx days. To cure this grace period should be changed to allowable limit."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The loan does charge fee not provided for in this act."
* ComplianceEase State/Local Predatory Test Failed (Lvl x)     "This  loan failed the NJ HOSA xxxx home loan grace period test. Grace period provided is xx days however allowed is xx days. To cure this grace period should be changed to allowable limit."
* ComplianceEase TILA Test Failed (Lvl x)     "x. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* LTV or CLTV exceeds xxx% (Lvl x)     "The LTV/CLTV of the loan is exceeded xxx.xx% as the appraised value of the subject property ($xxx,xxx.xx) is less than the loan amount (xxx,xxx.xx)."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "The final TIL is not signed by all the borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by all the borrowers."		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22020613	xx	Unavailable	Not Applicable	60.677%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$110,878.06	4.000%	$1,081.27	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx

The chain of assignment is complete. The last assignment was transferred from xx

There is a civil judgment against the borrower xx

There is an HOA lien against the subject property recorded on xx

There is a civil judgment against the borrower xx

The county first and second installment taxes for the year xx-xx have been paid off in the amount of $xxxx.xx.
No prior delinquent taxes have been found.

Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of xx for the due date of xx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx. The Borrower made the last payment as per the modification terms that would be xx and modified P&I xx	Collections Comments:According to the inspection report dated xx the subject property is occupied by unknown occupant and general condition of subject property is needs to repair the older home to bring up to code and current condition.

The loan modification agreement was made between “xx’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx and interest bearing amount is xx The Borrower made last payment as per the modification terms would be xx and modified P&I xx

Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx The Borrower made the last payment as per the modification terms that would be xx and modified P&I xx

Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The bankruptcy was discharged on xx and got terminated on xx The creditor ‘Select xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx POC was filed on deadline date of  xx plan entered on xx amended chapter xx entered on xx debtor shall pay the arrearage xx monthly payment xx months. This plan was confirmed on xx Currently loan is in active BK case. No further information is available about bankruptcy filing.

No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The bankruptcy was discharged on xx and got terminated on xx The creditor ‘Select xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx POC was filed on deadline date of xx plan entered on xx amended chapter xx entered on xx debtor shall pay the arrearage xx monthly payment xx months. This plan was confirmed on xx Currently loan is in active BK case. No further information is available about bankruptcy filing.	The loan modification agreement was made between xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx interest bearing amount is xx borrower made last payment as per the modification terms would be xx and modified P&I xx

Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortization terms are xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per modification document the last modification date is  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was originated with interest only term.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: As per note document the original P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "x. This loan failed the TILA finance charge test: The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
x. This loan failed the TILA foreclosure rescission finance charge test: The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "x. TILA Finance Charge Test: FAIL Loan Data  $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance  -$xxx.xx
x. TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  $xxx,xxx.xx Comparison Data  $xxx,xxx.xx Variance  -$xxx.xx."
* DTI > xx% (Lvl x)     "As per the xxxx, the total monthly income is $xx,xxx.xx and the total monthly expenses are $x,xxx.xx. Hence, DTI exceeds to xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The required disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3564956	xx	Unavailable	Not Applicable	21.213%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.375%	$2,312.55	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated x/x/xx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. However, the current assignment should be with "xx."
No active judgments or liens have been found.
x installment of county jurisdiction tax of xx has been paid in the amount of $x,xxx.xx onxx/xx/xxxxx installment of county jurisdiction tax of xx has been paid in the amount of $x,xxx.xx on xx/x/xx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxhe borrower is current with the loan. The last payment was received on x/x/xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayments as per the modification agreement.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performings and the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx The borrower has been maxxpayments as per the modification agreement.
The loan modification agreement was made between (borrower) xx and (Lender) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx The maturity is date xx There is no provision for the balloon payment.
As per the collection comments, the bankruptcy has not been filed.
No evidence has been found regarding the foreclosure proceedings on the subject property in the servicing comments.
The subject property is Owner occupied. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx The maturity is date xx There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized term is calculated as xx However, the note reflects the amortized term as xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is  xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: The Note reflects the Original Stated Rate as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Virginia state. The following state disclosures are missing from the loan file:
x. Choice of Settlement Agent Disclosure.
x. Copy of Appraisal or Statement of Appraised Value."
* Operative index value is unable to confirm (Lvl x)     "The Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26143493	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.010%	$208.66	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx

The chain of assignment is incomplete; currently assignment is with xx
x. There is civil judgment against the borrower in amount of xx
x. There are two active senior mortgages against the subject property in the favor of xx

The combined county annual taxes have been paid off in amount of xx
No delinquent taxes have been found.

The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than x month. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modification terms with interest rate is xx and P&I is xx
Collections Comments:According to BPO report xx subject property is occupied by owner and property type is Manufactured Home.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx month. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modification terms with interest rate is xx and P&I is xx

The loan modification agreement was made between “xx" and lender ‘Select xx’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and a final balloon payment on the interest bearing principal balance of xx is due on the maturity date. The Borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx
Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘xx.’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx Trustee’s final report was entered on xx shows that claim scheduled on xx claim asserted in amount xx claim allowed is amount of xx and principal paid amount is  xx plan entered on xx; debtor shall pay the payment of xx per month for xx months. This plan was confirmed on xx The bankruptcy was discharged on xx and got terminated on xx
No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “Timothy Scott Watson and Sheila Noel Watson” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘xx.’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx Trustee’s final report was entered on xx shows that claim scheduled on xx claim asserted in amount xx claim allowed is amount of xx and principal paid amount is xx plan entered on xx; debtor shall pay the payment of xx per month for xx months. This plan was confirmed on xx The bankruptcy was discharged on xx and got terminated on xx
The loan modification agreement was made between xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx a final balloon payment on the interest bearing principal balance of xx is due on the maturity date. The borrower is maxxthe payment as per the modification terms that would be xx and modified P&I xx
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD 1 Closing Statement Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized Term is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK Yes.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: First payment date is  xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %:xx   Comment: Original Balance is xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: HELOC Note states max credit line of xx  Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay history String xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Pay history String reversed xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl x) "Final Application/xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file. Loan is seasoned over x years from date of review."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in TN State; however, required state disclosures are missing from loan file.
Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Property is Mobile Home (Lvl x)     "Home is affixed. According to the appraisal report dated xx the subject property type is ‘Manufactured Home’ for this serial no xx.  The ALTA x Endorsement is not attached with the short form policy. However, the certificate of title attached with POC shows xx.  There is Mobile Home Affidavit Affixation Certificate available in the loan file (xx) which state that home is permanently affixed to reality. All axis, wheels, etc have been removed and it is underpinned or is constructed on a permanent foundation.The latest tax search report also shows the property type is mobile home and there is separate tax assessment for land and improvements."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39256684	xx	Unavailable	Not Applicable	73.677%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,156.04	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
There is an active junior mortgage in the amount of xx.
No active liens and judgment have been found on updated title report.
Annual County tax of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Annual Town tax of xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
Annual School tax of xx-xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.

Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x month. The last payment was received in the amount of xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for xx month. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that begin on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for xx.
Borrower has filed bankruptcy under chapter xx  Order to close case was filed on xx Debtor got discharge on xx
No information has been found regarding foreclosure in the collection comment.
No information has been found regarding current occupancy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx Trustee's Report of No Distribution was filed on xx Order to close case was filed on xx Debtor got discharge on xx	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx will get changed periodically that begin on xx The new principal balance is xx interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term (Calculated) is xx; hwoever tape data shows xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-Loan Origination)? is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: Mod step xx date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Mod Step xx Rate is  xx; however tape data shows  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod step xx date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Mod Step xx Rate is  xx; however tape data shows  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod step xx date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Mod Step xx Rate is  xx; however tape data shows  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod step xx date is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step xx Rate is  xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Payment History String xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment History String Reversed is xx; however tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "DTI is exceeded xx.xxx% as total monthly income of borrower is $x,xxx.xx; Front end is $x,xxx.xx and back end is $x,xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13258155	xx	678	Not Applicable	27.943%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated x/x/xx states that the subject mortgage was originated on xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are x civil judgments in the total amount of xx which were recorded on different dates and filed by several plaintiffs.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been delinquent for x months. The last payment was received in the amount of xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
The borrower is currently x months behind his scheduled payments.
Collections Comments:Comment history is available from xx However, we require latest xx months comments history. Comments are missing from xx
Comment dated xx shows that the subject property is located in a xx. Oregon Severe Storms Declared on xx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is ARM mortgage with the rate of interest xx and a maturity date of xx The current P&I as per payment history is the xx and current rate of interest is xx. There is a reduction in rate of interest with respect to note data which seems that there would be a possible modification. Also, the tape data shows the loan was modified on xx However, the modification agreement is missing from the loan file. There is xx modification agreement found in the loan file which is not signed by the borrower having first payment due on xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx----| Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance %:    Comment: Last modification date is dated  xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment: Loan has step rate modification   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Subject is xx units   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Family Tape Value: Single Family Variance: Variance %: Comment: Subject is a xx undit per appraisal Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Oregon Forced Placed Insurance Notice
Notice where Escrow Account is NOT Required
Escrow Notice for Loans Sold to Out-of- State Purchases within one year
Anti-Coercion Notice
Insurance Premium Notice
Insurance Sales Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosures is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per the final HUDx, the settlement date isxx/xx/xxxx and the note date is xx which is different from each other."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30036611	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
No active judgments and liens have been found.
Combined annual taxes for the year of xx have been paid in the amount of $xxxx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxxhe borrower is delinquent from x months and next due date is xx. The last payment was received on x/xxxx in the amount of $xxx.xx with the interest rate of xx. The new UPB is reflected in the amount of $xxx.xx.	Collections Comments:As per the servicing comment as of xx the loan is in the collection and next due date is xx The last payment was received on xx in the amount of xx with the interest rate of xx The new UPB is reflected in the amount of xx
The reason for default is medical issues.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of xx The P&I as per payment history is the xx and rate of interest is xx, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on  xx states that final mod in the process. The borrower is maxxpayment as per modified terms. The unexecuted modification for the year of xx located at “xx”
However, Modification agreement is missing in the file.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value:xx----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance %:    Comment: The modification is missing from the loan files   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The first payment date is  xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx   Variance %: xx   Comment: The Original loan amount is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance %:    Comment: Differences due to rounding   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: The modification is missing from the loan files. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16603535	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$633.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
There is an active junior mortgage in the amount of xx which was recorded on xx.
x installment of combined tax of xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
x installment of combined tax of xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
x installment of combined tax of xx is past due (under xx days) which was due on xx/xx/xxxxn the amount of $xxx.xx.
x installment of combined tax of xx is due on xx/xx/xxxxn the amount of $xxx.xx.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower according to the note terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for Modification is xx.
Borrower has filed bankruptcy under chapter xx Statement of Intention dated xx states that the debtor intent to reaffirms the subject claim. Reaffirmation Agreement was filed on xx for the subject claim. Debtor was discharged on xx Case was terminated on xx
No information has been found regarding current occupancy in the collection comments.

Update:
As per the comment dated xx the subject property was damaged. The type of damage is not available. The loss draft check was received in the amount of xx As per the comment dated xx the loss draft check was received in the amount of xx We are unable to determine whether the repairs have been completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx Statement of Intention dated xx states that the debtor intent to reaffirms the subject xx Agreement was filed on xx for the subject claim. Debtor was discharged on xx Case was terminated on xx	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Credit Report HUD 1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Last mod date is  xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: borrower   Variance: $xx   Variance %: xx   Comment: Original balance of xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Payment history string is correct. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17973570	xx	Unavailable	Not Applicable	46.769%	First	Preliminary title policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$2,268.28	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignee is “xx”; however, the current assignee should be xx. There is an open junior mortgage in the amount of xx which was recorded on xx. There is a civil judgment in the amount of xx which was recorded on xx. No prior year delinquent taxes have been found.

Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for xx days. The last payment was received on xx/xx/xxxxhat was applied for the due date of xxx. The next payment is due on xxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in collections. The borrower is not maxxthe payments regularly. The borrower is delinquent for xx days. The last payment was received on xx that was applied for the due date of xx The next payment is due on xx The loan modification agreement was made between Erick Huizar and Aurora Loan on xx The first modified payment is still due for xx and the new maturity date will be xx The new Modified Unpaid Principal Balance is xx modification rate would be xx and modified P&I is xx No evidence of foreclosure and bankruptcy has been found. As per comment dated xx the reason for default is excessive obligation. The borrower wants to keep the subject property. No information is found regarding the current status of occupancy of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx The first modified payment is still due for xx and the new maturity date will be xx The new Modified Unpaid Principal Balance is xx rate would be xx and modified P&I is xx	Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx however the tape data shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Doc date of Last modification is  xx however the tape data shows  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Appraisal value is xxhowever the tape data shows xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Original Stated rate is  xx however the tape data shows  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment History String reversed is xx however the tape data shows xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Available copy of HUD-1 is not signed by the borrower."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in California VA, VA state required disclosure all are missing from the loan file.
x) Impound Account Disclosure
x) Cosigner Notice
x ) Private Mortgage Insurance Disclosure
x) Hazard Insurance Disclosure
x) Insurer Recommendation Disclosure
x) Anti-Tying Disclosure
x) Privacy Notice
x) Notice of Right to Copy of Appraisal
x) Application for Credit-Married Persons
xx) Fair Debt Collection Notice
xx) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per ROR, transaction date is xx The Note date is xx however, settlement date is xx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-x, Settlement date is xx however, note date is xx/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16740422	xx	Unavailable	Not Applicable	Illegible	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx.
The chain of assignment has not been completed as no assignment has been done by xx
There is an active judgment in the favor of Portfolio Recovery xx
There is an active judgment in the favor of xx.
There is an active judgment in the favor of xx.
The annual combined taxes for the year xx have been delinquent in the amount of $xxx.xx  which were due onxx/xx/xxxx they are good throughxx/xx/xxxxThe annual combined taxes for the year xx have been paid in the amount of $xxx.xx.
The annual combined taxes for the year xx have been paid in the amount of $xxx.xx.
According to the payment history as ofxx/xx/xxxxhe borrower is current with the loan and the next due date for the payment is xx. The last payment was received on x/x/xx in the amount of $xxx for the due date of xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx with an interest rate of xx.x%. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx According to the payment history as of xx the borrower is current with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The P&I is in the amount of xx and PITI is in the amount of xx with an interest rate of xx The UPB reflected as per the payment history is in the amount of xx No damage and repairs have been found. The loan has not been modified since origination. The reason for the default was medical issues. The subject property has been occupied by the owner. The borrower's intention is to keep the property. As per the review of collection comments, the subject property is in good condition. No information pertaining to bankruptcy and foreclosure have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Comment: Original OLTV ratio is calculated as xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: The purpose of transaction per HUD xx is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment penalty term test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding x years.
GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test:: Fail.
This loan failed the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding x years.
GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test:Fail.

This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, the brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAIL Loan Data $x,xxx.xx Comparison Data $xxx.xx Variance +$xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Tennesee state. The following state disclosures are missing from the loan file.
x.Placement of Insurance Disclosure.
x.Availability of Title Insurance.
x.TN Consent to Disclosure of Insurance Information.
x.Choice of Agent/insurer.
x.Insurance Solicitation/Post Commitment."
* Property is Manufactured Housing (Lvl x)     "The appraisal report states that the subject property type is a manufactured home. However, the title policy does not have Alta-x endorsement. The deed of trust does not list the VIN#. The affidavit of affixation has not been found in the loan file. However, the appraisal report reflects the VIN# as "xxxAxxxxAB". The appraisal report also states that the hitch, wheels, and axles have been removed and the manufactured home has been affixed to foundation permanently and connected to sewage systems."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98449219	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$3,463.34	2.000%	$187.96	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is from xx.
There are two active civil judgments against the borrower xx the first is in the favor of x x in the amount of xx.
Annual combined taxes for the year of xx have been due on xx/xx/xxxxn the amount of $xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the BPO report dated xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of xx In addition, the lender has a deferred amount of xx from the unpaid principal balance. This modification does not contain any balloon provision.

Affiliated Business Disclosure Credit Application Credit Report HUD 1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized term is xx. Tape Source: Initial Tape Type:
xx
Field: Original Standard LTV (OLTV)   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, LTV is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value: xx Variance: Variance %: Comment: The payment history string reversed is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final hud-1 along with estimated hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application/xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61938443	xx	Unavailable	Not Applicable	18.792%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
No active judgments or liens have been found.
The county taxes of xx have been paid in the total amount of $xx,xxx.x.
No prior year's delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx, which was applied for xx. The current UPB reflected as per the payment history is in the amount of $x,xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in collections. The borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on xx in the amount of xx which was applied for xx The current UPB reflected as per the payment history is in the amount of xx

Reason for default is unable to be determined.

No evidences have been found in the latest xx months of servicing comments regarding the occupancy and damages.

No BPO and inspection reports have been provided.

Update:
As per comment dated xx the foreclosure was initiated. FC sale was scheduled for xx was put on hold due to loan reinstated. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Treasury - One Year   Tape Value: xx   Variance:    Variance %:    Comment: ARM Index type is Treasury One Year.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Next rate change date is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65171987	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.665%	$850.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is incomplete. The latest assignment of mortgage is with xx
There is a junior mortgage against the subject property in favor of xx.
Active judgments or liens have been found pending are as follows:
x) Hospital judgment against the borrower xx
Annual taxes are in the amount of $xx.xx.
xx annual county taxes are paid till xx/xx/xxxxn the amount of $xx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
No information pertaining to bankruptcy has been found in the latest xx months servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx on effective date of xx
The borrower promised to pay the unpaid principal balance of xx interest rate of  xx with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: based on modification Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: see modificaation   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: see modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: see mod note   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: see document   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx  Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: rounded up in system // cannot amend (cell greyed out)   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: matched   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: xx missing Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Additional address Noted (Lvl x) "According to updated title report dated xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator shows moderate due to TILA APR Test & TILA Right of Rescission Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase state regulations test failed due to Late Fees Test failed.

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )
The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in West Virginia state. The following state disclosures are missing from the loan file.
WV Collateral Protection Insurance Notice x
Co-Signer Notice
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54701878	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$402.21	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxxhows that the subject mortgage originated on xx.
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx.
There are two criminal judgments open against xx in the favor of Sate of xx.
Annual combined taxes of xx have been paid in the amount of $xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date of xx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on x/xxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and borrower is performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx
According to PACER, Anthony Haze Brewington and Shelia Davis Brewington (debtors) had filed bankruptcy on xx under chapter xx POC was filed by Wilmington Savings Fund Society, FSB on xx in the secured claim amount xx and an arrearage in the amount of xx This case was dismissed on xx and it was terminated on xx
No foreclosure proceedings has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx (debtors) had filed bankruptcy on xx under chapter xx POC was filed by Wilmington Savings Fund Society, FSB on xx in the secured claim amount xx and an arrearage in the amount of xx This case was dismissed on xx and it was terminated on xx	Loan Modification agreement was made on of xx As per modification the new principal balance is xx with interest rate xx. The evidence of deferred amount and principal forgiveness has not been found. The modified payment in the amount of xx begins on xx total interest bearing amount is xx. The total numbers of monthly payments are xx months. As per this modification new maturity date is xx	Affiliated Business Disclosure Credit Report Missing Required Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx xx Comment: As per Note. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy dismissed   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per tape data the doc date of last modification is  xx However as per review the doc date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: As per tape data the original balance is xx. However as per review the original balance xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: As per tape data the original standard LTV is  xx. However as per review the original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: rate is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string xxHowever as per review the payment history string is xx borrower   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is xx However as per review the payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Captured as per Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate due to loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "LIst of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42444891	xx	Unavailable	Not Applicable	28.480%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$23,643.17	3.000%	$712.78	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/xx states that the subject mortgage was originated on xx.
The chain of the assignment has been completed currently.
No outstanding liens/judgments against borrower/property.
County taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
According to the seller tape data the borrower is delinquent for x months and next due for xx. The last payment received date is unavailable. As per the payment history tape data the last payment was received in the amount of $xxx.xx with the interest rate x.xx% which was applied on xx. As per payment history report, the new UPB is $xxx,xxx.xx.	Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx maturity date is xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Note reflects amortized term as xx months. Tape Source: Initial Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: The Modification reflects the Modification Step xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State.
IL Collateral Protection Insurance Notice is located at "xx".
The following required state disclosures are missing from the loan file.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96112430	xx	Unavailable	Not Applicable	41.930%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx.
The chain of the assignment is missing.
No outstanding liens/judgments against borrower/property.
There is Piggy back loan in the amount of xx which was recorded on xx
Annual county and city taxes have been paid in the total amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower is not delinquent. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.
The last payment was made by the borrower as per (xx).
Collections Comments:Comment history is available from xx However, we require latest xx months comments history. Comments are missing from xx and from xx
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
No information is available to understand the current status of foreclosure process.
Review of the payment history provided from xx reveals that borrower is not delinquent. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower as per ("xx").

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value:xx----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: verified from the appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: verified from the payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test: Charged $xxxx.xx allowed $xxxx.xx Over By +$xxxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test: Charged $xxxx.xx allowed $xxxx.xx Over By +$xxxx.xx.
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. xxxx-xx-xx(x)) The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2750515	xx	529	569	25.456%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$322.33	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx.
There are no any outstanding liens/judgments against borrower/property.
Annual county taxes have been paid in the amount of $x,xxx.xx.
Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xx/xxxxas received onxx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Review as per servicing comments dated from xx state that the borrower has been delinquent for xx month currently and the payment is due from xx as the borrower is not paying the P&I regularly.
Loan is in collection borrower make all payments.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment on dated xx shows that the subject property is owner occupied. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on  xx and to be ended with the maturity date of  xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term audit value xx however tape data is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx however tape data is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Payment history string is xx however tape data is xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx however tape data is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows as moderate due to TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52519907	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$816.94	xx/xx/xxxx	Financial Hardship	There is active senior mortgage against the subject property in the favor of xx.	Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx for the due date of xx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.x% and modified P&I $xxx.xx.	Collections Comments:According to BPO report xx the subject property is occupied by owner and visible damage/repairs have not been found.

The loan modification agreement was made between “xx" and lender ‘Select xx’ (Lender) effective from xx The first modified payment starts from xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made last payment as per the modification terms with interest rate of xx and modified P&I xx A final balloon payment on the interest bearing principal balance of xx is due on the maturity date. Previously loan was modified on xx.

 Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx
No evidences have been found regarding bankruptcy and foreclosure filing.
Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx The first modified payment has begun on xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx borrower made last payment as per the modification terms with interest rate of xx and modified P&I xx A final balloon payment on the interest bearing principal balance of xx is due on the maturity date. Previously loan was modified on xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Data retrieved from Note Tape Source: Initial Tape Type:
xx Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: Data retrieved from the modification   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Data retrieved from the appraisal at origination   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: Dat from the Note and appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Data retrieved from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Data retrieved from pay history   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: xx retrieved from the Mortgage and Note   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD xx is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: Data retrieved from the Note   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Data retrieved from the appraisal Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94719590	xx	Unavailable	Not Applicable	60.911%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as ofxx/xx/xxxxhows subject mortgage was originated on xx.

There are three state tax liens against, x x in the favor of xx
There are two civil judgments against the borrower in the favor of xx
The x installment county taxes of xx  have been due in the amount of $xxxx.xx. The due date is x/x/xx.
The x installment county taxes of xx  have been due in the amount of $xxxx.xx. The due date is x/x/xx.
The Payment History dated as ofxx/xx/xxxxeveals that the borrower is due for the payment of xx. The last payment was received on x/x/xx in the amount of $xxx.xx and it was applied for the due date of xx. The payment received in the amount of $xxxx.xx was reversed on x/x/xx due to insufficient funds. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxxxxx.xx.	Collections Comments:Loan Status: The loan is active in bankruptcy. The next due date for the payment is xx
Reason for default:The reason for default is illness of borrower and the borrower intends to retain the property.
The payment received in the amount of xx was reversed on xx due to insufficient funds.
Property condition. The subject property is occupied by the owner and is in average condition with no repairs noted.
Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER records, the borrower, Tammy and Brian Wads has filed the bankruptcy under chapter xx  The schedule D lists the value of the collateral in the amount of xx The chapter xx plan was filed by the borrower on xx It has not been confirmed yet. The POC is also not filed yet.

Not Applicable	Credit Report	Field: Payment History String Loan Value: xx Tape Value: xx----| Comment: converted to xx ratings scale Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: converted to xx ratings scale   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo ( xx Stories) Tape Value: Co-op Variance: Variance %: Comment: appraisal states xx story condo building Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is "Moderate" due to TILA finance charge test and APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data:$xxx,xxx.xx Variance:-$xx,xxx.xx
TILA APR Test: FAIL Loan Data:x.xxx%  Comparison Data: x.xxx% Variance:-x.xxx%."
* DTI > xx% (Lvl x)     "As per final xxxx, the total income of the borrower reflects in the amount of $xx,xxx.xx and the total debts are in the amount of $x,xxx.xx. Hence, the DTI exceeds xx%."
																									* Missing credit report (Lvl x) "Credit report doc is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48797203	xx	680	Not Applicable	70.958%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$288.38	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active junior liens against subject property which is in the total amount of xx
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxxx toxx/xx/xxxxThe last payment was received in the amount of $xxx.xx which was applied to due date of x/xxx and the next due date is xx. Current UPB reflects in the provided tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The borrower had filed the BK under the chapter xx and the plan was confirmed on xx The POC was filed on xx The POC amount is xx and total arrearage amount is xx
Review of the payment history available from xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx No evidence has been found regarding the reason for default in the latest collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter and the plan was confirmed on xx The POC was filed on xx The POC amount is xx and total arrearage amount is xx	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate changes in xx steps ending at xx.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Loan was originated at a xx term Tape Source: Initial Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Update data from the most recent modification   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The rate at origination was  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history reflect the borrower paying current until xx days to xx days delinquent   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history reflect the borrower paying xx days, xx days and then becoming current Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final application borrower's income is $x,xxx.xx, however his monthly total expenses is in total amount of $x,xxx.xx. Hence DTI is xx.xxx%."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56511531	xx	645	Not Applicable	43.053%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$73,621.32	2.000%	$1,219.19	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to xx.

Active junior or senior judgments/liens/mortgages:

x. There are x active junior Civil Judgments available in the updated title report against xx

x. There is an active junior Civil Judgment available in the updated title report against xx

x. There is an active junior Civil Judgment available in the updated title report against xx

The x installment of Combined tax for xx has been paid off in the amount of xx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as ofxx/xx/xxxxhe loan is currently performing and the next due for regular payment is xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $x,xxx.xx for the due date of xx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on x/xxxx.	Collections Comments:The loan is currently performing and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx The last payment has been made according to the loan modification agreement which was made on xx
The servicing comment dated xx states that the reason for default of the loan is borrower was off from work and loss of borrower's family member.
No evidences are available in the latest xx months servicing comments regarding prior foreclosure proceedings and Bankruptcy filings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date is xx	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Per origination note amortized term reflects xx months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: Per modification and deferral agreement total deferred balance xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Per modification agreement doc date reflects  xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Verification of Stated Income or Assets   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Per underwriting worksheet - documentation type is reduced (income/asset and CBR in file).   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: This is a rounding error.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Per payment history loan is current with  xx late prior to modification in xx   Tape Source: Initial   Tape Type:
																					Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Per payment history loan is current with xx late prior to modification in xx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79938151	xx	Unavailable	Not Applicable	20.604%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.380%	$351.41	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/xx states that the subject mortgage was originated on xx
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are two civil judgments in the total amount of xx.
x. There are two state tax liens in the amount of xx.
Annual county taxes have been paid in the amount of xx
Delinquent taxes have been located for the prior year xx in the amount of $xxx.xx.
Review of the payment history provided from x/xxxx toxx/xx/xxxxeveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Comment history is available from xx However, we required latest xx months comments history. Comments are missing from xx and from xx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx maturity date is xx	Affiliated Business Disclosure Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx  Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed. According to the appraisal report xx the subject property is manufactured home. Neither VIN# number is listed in the mortgage legal nor final title policy at origination shows Alta7 endorsement attached with it. Latest Tax search report attached with the updated title report shows the subject property is Mobile home. But, the tax search does not shows separate assessment for land and improvement. No affixation document has been found in the loan file. Hence, we are unable to determine whether the home is affixed to the permanent foundation or not."	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17058672	xx	Unavailable	Not Applicable	28.155%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$70,691.05	6.500%	$869.40	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete. The latest assignment of mortgage is with xx  and it was recorded on xx
There is a junior mortgage against the subject property in favor of xx. in the amount of xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xxxx was received on xx/xx/xxxxn the amount of $x,xxx.xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xxx,xxx.xx.
Collections Comments:Loan is in active bankruptcy. Provided payment history from xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx
According to the servicing comment dated xx the subject property is occupied by tenants with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per loan modification on xx The loan is modified twice since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower Laura Bass had filed bankruptcy under chapter xx with case # xx The plan was confirmed on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx The plan was confirmed on xx
According to the amended chapter xx plan dated xx the debtor shall pay to the trustee the sum of xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of xx Motion of relief from stay was filed on xx
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrower xx effective date of xx
The borrower promised to pay the unpaid principal balance of xx interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of  xx
The borrower had also promised to pay the deferred balance in the amount of xxon the maturity date on  xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
Credit Report Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx Tape Value:xx (Days) |----| Comment: mod dated for xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is auto populated   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: used xx ratings scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: used xx ratings scale   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: sales price per HUD was xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Family Tape Value: xx Variance: Variance %: Comment: appraisal indicated home is a xx Family dettached property Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Illinois. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
																									Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84369412	xx	Unavailable	Not Applicable	69.918%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$58,102.53	4.625%	$620.42	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx

There is a junior mortgage against the subject property originated on xx.
There are four active judgment lien against the subject property in the amount of xx

xx year annual county property taxes has been paid off in the amount of xx	Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
Collections Comments:The loan is performing. The borrower is maxxregular payment. The borrower is performing. The next payment due date is xx The last payment was received on xx in the amount of xx which was applied for the due date on xx The current UPB is in the amount of xx The current rate of interest is xx and P&I is xx

The loan modification agreement is made between borrower Josh Gianna and the lender Green Tree   on xx and a new principal balance is xx to the step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx; however, the interest bearing amount is xx
 There is no evidence regarding foreclosure and bankruptcy.

Update:
As per comment dated xx the foreclosure was initiated. The FC was put on hold due to loan reinstated. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement is made between borrower xx and a new principal balance is xx the step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx; however, the interest bearing amount is xx	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx; however, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of modification is xx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Mxx   Tape Value:  xx   Variance:    Variance %:    Comment: Payment history string is  xx; however, tape shows  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator shows moderate due to TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx% (Lvl x)     "According to note, the total income of borrower is $x,xxx.xx and expenses are of $x,xxx.xx which exceeds the standard DTI limit of xx.xx%. The current DTI is xx.xxx%. Hence DTI is greater than xx%."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7533162	xx	623	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$21,841.14	4.625%	$970.98	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxshows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment is currently with “xx”.
No active liens and judgment have been found on updated title report.
Annual Combined tax of xx has been paid on xx/xx/xxxxn the amount of xx
Review of the payment history provided from x/xxxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x months. The last payment was received in the amount of $x,xxx.xx on x/x/xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for xx months. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which begin on xx The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
No information has been found regarding foreclosure in the collection comments.
PACER did not reflect any bankruptcy filed by the borrower.
Non information has been found regarding current occupancy of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which begin on xx The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per tape data amortized term calculated is xx and as per review it is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per tape data Doc date of last modification is  xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment: As per tape data Payment History String is  xx and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per tape data Payment History String reversed is xx and as per review it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is Moderate due to TILA APR Test is failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to following reason;
x. TILA APR Test shows Loan Data x.xx% Comparison Data x.xxx% and Variance -x.xxx%.
This loan failed the TILA APR test.The annual percentage rate (APR) is x.xxx%.The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Attorney Selection Disclosure
x. Priority of Security Instrument Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48780753	xx	Unavailable	Not Applicable	40.775%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.625%	$485.78	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx/xx/xxxxhe subject mortgage x originated on xx
The chain of assignment has been completed. Currently, the assignment is from x Loan xx.

No active liens and judgments have been found.

Annual city county taxes of xx have been paid in the amount of $xxxx.xx.

The annual city, county and school taxes of xx have been delinquent in the amount of $xxxx.xx which exceeds the xx of loan amount. This can be cured by paying of the delinquent taxes with late charges and accrued interest.

As per the review of payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx. The borrower has made the last payment as per Modification.	Collections Comments:
The loan is currently in the collection. The borrower is currently delinquent for xx months and next due date is xx The UPB reflected in the payment history is in the amount of xx The borrower has made the last payment as per Modification.
As per comment dated xx the reason for default is curtailment of income.
The loan has been modified, the modification agreement was made between Borrower xx
The loan foreclosure and bankruptcy details have not been found.
As per Inspection report dated xx located at (xx) the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between borrower xx reason for modification is financial hardship. As per the modified terms, new principal balance is xx borrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date xx The interest bearing amount is xx There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: The last modification date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The street property Address is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of address for Borrower Notification of xx
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45850774	xx	643	644	49.319%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$195,000.00	2.000%	$913.47	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx. The chain of assignment has been completed, and currently the mortgage assignment is with xx and its successors and assigns. Subject Mortgage is on Second lien position as there is one Senior mortgage on the subject property in the amount of xx which was signed on xx. There is one State Tax Lien in the amount of xx. There are Three Civil Judgments against the borrower combined in the amount of xx The property tax status: x)The combined Jurisdiction taxes of the x installment are paid in the amount of xx of the due date x/x/xx for the tax year of xx. x)The combined Jurisdiction taxes of the x installment are due in the amount of $x,xxx.xx of the due date xx for the tax year of xx.	The payment history datedxx/xx/xxxxhows that the borrower is delinquent for one months and next payment due date is xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx out of which $xxx.xx received as a P&I and it was applied for the due date on xx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collection and the borrower is delinquent only for a month, he is maxxthe payment according to the modification plan. The loan was modified with an effective date of xx and a new principal balance is xx to the step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate and P&I changes in xx steps ending at xx and the P&I ending at xx The borrower had also paid the deferred Principal balance in the amount of xx at the maturity date of the loan and this maturity date is xx There is no provision for any forgiven amount as per the modification plan. The payment history dated xx shows that the borrower is delinquent for only one months and next payment due date is xx The last payment was received on xx in the amount of xx out of which xx received as a P&I and it was applied for the due date on xx The current UPB is in the amount of xx Borrower is maxxpayments according to the Modification Plan. There are no evidences of Current bankruptcy regarding to the subject mortgage. Borrower had filed bankruptcy under chapter xx and there are no evidences for the plan was confirmation. POC was not filed by by the servicer or lender. Schedule D in voluntary petition dated xx states, there are no evidences regarding to the amount of claim without deducting value of collateral and value of collateral that support for this claim regarding to the subject property. This bankruptcy was discharged on xx and completely terminated on xx According to updated title report dated xx the subject mortgage was originated on xx, Inc which was recorded on xx The chain of assignment has been completed, and currently the mortgage assignment is with xxs, Inc and its successors and assigns. Subject Mortgage is on Second lien position as there is one Senior mortgage on the subject property in the amount of xx which was signed on xx and recorded on xx in favor of xx. There are Six UCC Termination on the borrower in favor of Sunnova TE xx I in the amount of xx There is one State Tax Lien in the amount of xx which was recorded onxx in favor of xx. There are Three Civil Judgments against the borrower combined in the amount of xx The property tax status: xx) The combined Jurisdiction taxes of xx installment are paid in the amount of xx of the due date xx for the tax year xx) The combined Jurisdiction taxes of xx installment are due in the amount of xx of the due date xx for the tax year xx Subject property is owner occupied according to the last xx months servicing comments. No evidence regarding property damage was found. There are evidences for the deceased of borrower from the last xx months servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx filed bankruptcy under chapter xx The debtor was discharged on xx and the case was terminated on the same date. As per schedule D of voluntary petition value of property is xx amount of claim is xx and the amount of unsecured claim is xx	The loan was modified with an effective date of xx and a new principal balance is xx the step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate and P&I changes in xx steps ending at xx and the P&I ending at xx borrower had also paid the deferred Principal balance in the amount of xx at the maturity date of the loan and this maturity date is xx There is no provision for any forgiven amount as per the modification plan.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized terms are xx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Document date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Modification step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification step xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Modification step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification step xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Root Avenue Tape Value: xx Variance: Variance %: Comment: Upper and Lowercase different Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "The loan program disclosure document is not hand dated by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure document is missing from the loan files."
																									* ROR not hand dated by borrower(s) (Lvl x) "The final ROR Document is not hand dated by the borrowers."	* Release of mortgage (Lvl 1) "As per updated title report dated xx there was a senior mortgage in the amount of xx dated xx and was recorded on xx The lender was xx. This mortgage was satisfied on xx and the satisfaction document was recorded on xx The satisfaction document is located at (xx)."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46233649	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$280.00	xx/xx/xxxx	Change of Terms	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx.
x) There are three active state tax liens against the borrower xx.
x) There is an active civil judgment against the borrower xx.
The county annual taxes for the year of xx have been Exempted. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xxx. The last payment was received on xx/xxx in the amount of $xxx.xx for the due date of x/xxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xxx.	Collections Comments:According to servicing comments, the loan is in the collection. The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx The motion for relief from stay was filed on xx The debtor shall pay xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx The case was dismissed on xx and was terminated on xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
The step loan modification agreement was made on xx between the borrower xx. The Borrower promises to make a monthly payment of xx with the interest rate of xx months, then xx with the interest rate of xx months and xx with the interest rate of xx beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx The motion for relief from stay was filed on xx The debtor shall pay xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx The case was dismissed on xx and was terminated on xx
The step loan modification agreement was made on xx between the borrower xx The borrower promises to make a monthly payment of xx with the interest rate of xx months, then xx with the interest rate of xx months and xx with the interest rate of xx beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: Amortized term is xx months. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is No documentation.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Mod step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod step xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Mod step xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
Late Fees Test: FAIL x.xxx% x.xxx% +x.xxx%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81009382	xx	Unavailable	Not Applicable	11.517%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx.
The chain of the assignment has not been completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is judgment in the amount of $xx.xx which was recorded on xx.
Annual county taxes have been paid in the amount of $xx,xxx.xx.
No delinquent taxes have been located for the prior year.

Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for x months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x months behind his scheduled payments.
Collections Comments:Comment history is available from xx However, we required latest xx months comments history. Comments are missing from xx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment and BPO report dated xx locator (xx) shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Comment: Data retrieved from the appraisal Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Data retrieved from pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Data retrieved from pay history   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Data retrieved from the Note at origination Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:: Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$xxxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:: Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$xxxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Not all borrowers signed TIL (Lvl x)     "Til is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47864655	xx	602	Unavailable	32.160%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$13,237.04	1.000%	$43.34	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx. The chain of the assignment has been completed currently. The mortgage is with xx and was recorded on xx. No delinquent taxes have been located for the prior year.	Review of the payment history provided from xx/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for two months. The last payment was received in the amount of $xx.xx on x/xxxx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Limited term modification agreement was made between the borrower and lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx The maturity date is xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The loan was originated at a xx term Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The Loan Modification documentation acknowledge October  xx however the paperwork was dated prior as it was sent out to the borrower   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was originated at a fix rate   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment: The modification reflect the borrower on an interest only for xx months at xx and a payment of xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower payment history reflect the borrower xx days delinquent, then skiped a payment then going xx days delinquent   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: xx (Days) Variance %: Comment: The origination maturity date was xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test: Charged $xxxx.xx Allowed $xxxx.xx Over By +$xxxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test:  Charged $xxxx.xx Allowed $xxxx.xx Over By +$xxxx.xx.
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. xxxx-xx-xx(x))
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee"
* Credit score not provided (Lvl x)     "Credit score not provided."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64192210	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.500%	$553.58	xx/xx/xxxx	Convert ARM to Fixed	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx.
There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from xx.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxx toxx/xx/xxxxThe last payment was received in the amount of $xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx
The borrower had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx  The POC amount is xx and total arrearage amount is xx The debtor was dismissed on xx and case was terminated on xx
Available servicing comment shows the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx The debtor was dismissed on xx and case was terminated on xx	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of  xx
Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----|xx Comment: As per original Note the terms are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: AS per loan file file old bankruptcy was there.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: As per modification agreement the doc date is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment history, The payment history sting is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment history, The payment history reversed sting is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per Original Note Address is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date isxx/xx/xxxx, however note date isxx/xx/xxxx."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6047243	xx	758	744	46.037%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.875%	$771.20	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated x/x/xx the subject mortgage was originated on xx.
The assignment has not been made for the subject mortgage. The mortgage is with xx.
x and x installments county taxes of xx have been due in the amount of xx respectively.
All prior years of taxes have been paid.
As per the review of payment history as of xx/xx/xxxxhe borrower is current with the loan and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower has been maxxpayment as per Modification agreement.	Collections Comments:The borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx The borrower has been maxxpayment as per Modification agreement.
As per comment dated xx the reason for default is loss of income.
The loan has been modified, this Step modification agreement was signed between the borrower xx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is dated xx
The loan was previously modified in xx
The foreclosure and bankruptcy records have not been found.
According to comment dated xx the borrower is disputing the loss mitigation denial. However, no further details regarding the dispute. However, the loan was modified on xx Hence, it seems the dispute for loss mitigation was resolved.
As per comment dated xx the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Update:
As per the servicing comment dated xx the loan was in foreclosure and the foreclosure was cancelled due to reinstatement. Further details were not provided.
As per the servicing comment dated xx the borrower was approved for a xxmonth trial modification starting from xx The new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx The mod term is xx months.
As per the servicing comment dated xx the borrower has been approved for a xxmonth repayment plan.
As per the servicing comment dated xx the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is dated xx
The loan was previously modified in xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date os last mod is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod Step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Mod step xx rate is  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Mod step xx rate is  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Mod step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: Mod step xx rate is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx  Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value:xx  Variance:    Variance %:    Comment: Reversed payment history string xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to be determined from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56980497	xx	Unavailable	Not Applicable	20.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is xx.
There is one junior mortgage against the subject property is in the favor of xx.
There is one active civil judgment against the borrower in the favor of state of xx.
Annual combined taxes for the year of xx have been paid on xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date for the regular payment is xx/xxxx. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per BPO report located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter xx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed by the creditor xx, N.A. on xx with the POC amount of xx and the amount of arrearage is xx The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No comment has been found indicating a cram down. Last time bankruptcy was filed on xx	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The remaining amortized term is xx Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan has interest only period.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The next rate change date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of  Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40323117	xx	Unavailable	Not Applicable	49.114%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.240%	$408.90	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated x/x/xx the subject mortgage was originated on xx.
There is a state tax lien in the amount of $xxx.xx which was recorded on xx.
Annual taxes for the year xx and xx have been paid in the amount of xx Annual county taxes for the year of xx have been delinquent in the amount of $xx.xx.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for xx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for xx The borrower xx had filed bankruptcy under chapter xx The case was discharged on xx and terminated on xx The RFD is unable to be determined. The loan was modified once since origination in xx Unable to determine the occupancy. No repairs and damages have been found.
Update:
As per servicing comments dated xx tax sale schedule for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The case was discharged on xx and terminated on xx
The loan was modified on xx between the borrower xx The UPB is xx borrower promises to pay P&I in the amount of xx with a modified interest rate of xx, beginning from xx The maturity is xx	Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The loan was originated with xx Term Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower Perteria Allen had filed bankruptcy under chapter  xx with the case#xx on  xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the borrowers name is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The loan was modified on  xx between the borrower xx and the lender Select xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the LTV ratio is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment: As per the payment history, the string reversed is xx   Tape Source: Initial   Tape Type:
																					Field: Purpose of Transaction per HUD xx Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report doc is missing from loan file." * Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50741159	xx	Unavailable	Not Applicable	40.988%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$470.82	4.250%	$294.21	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment has been completed. xx
No active liens and judgments against the borrower.
x and x installment combined taxes for the year of xx have been paid in the total amount of $xxx.xx. No prior year delinquent taxes have been found.
According to the review of payment history as ofxx/xx/xxxxhe borrower has been current with the payments and the next payment is due for xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx and deferred balance in the amount of $xxx.xx.	Collections Comments:The present status of the loan is performing and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for the due date of xx According to the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx The case was discharged on xx and was terminated on xx
No evidence of post posing foreclosure has been found. The RFD is unable to be determined.  The loan was modified once since origination. No latest BPO report or servicing comments have been found to determine the condition and occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx The case was discharged on xx and was terminated on xx	This loan modification agreement was made between the borrower xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of  xx and modified P&I in the amount of xxbeginning from  xx The maturity is  xx The interest-bearing amount is xx and deferred balance is xx There is no provision for the balloon payment.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per the note amortized months are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER document BK was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per the modification agreement date of last modification date is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report appraised value is xx and the original balance is xx hence The loan CLTV is showing xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. As per the Appraisal report dated xx, the subject property is Manufactured Mobile Home. However, the xx is not available in the loan file. Also, no VIN / SN # is listed in the legal description of the subject mortgage. The latest tax search report available in the updated title report dated xx does not show the subject property as Manufactured Housing.
The tax search report available in updated title report shows separate tax assessment for land and improvements.
The Final title policy is available in the loan file does not have any ALTA endorsement for this manufactured housing. No latest BPO or inspection report is available to find VIN#.
And the property Inspection report dated xx, also shows the subject property type is Mobile/ Manufactured."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.

x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35971937	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with xx
There are x unreleased senior mortgages against the subject property.
The first senior mortgage was originated on xx
The second senior mortgage was originated on xx.
x installment of combined taxes for the year xx is due on x/x/xx in the amount of $xxx.xx. and the x installment of combined taxes for the year xx has been partially made in the amount of xx and the remaining amount of $xxx.xx is delinquent for due datexx/xx/xxxxith good through datexx/xx/xxxx	According to a review of the payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date for the regular payment is xx/xxxx. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. The borrower had made the last payment as per the Adjustment of term agreement which was located at "xx".	Collections Comments: According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
The reason for default is unable to be determined from the servicing comment.
The borrower's intention is to keep his property.
The unexecuted Lien Modification agreement has been found which was located at “xx”, the loan may be modified on xx between borrower xx The proposed UPB is in the amount of xx with interest rate of xx and P&I starting at xx beginning from xx with a maturity date of xx A final balloon payment on the Interest Bearing Principal Balance of xx is due on the Maturity Date. The collection comments are not available to validate whether the modification has been executed or denied (xx). The payment history as of xx does not reflect this modification yet).
As per the BPO report dated xx which was located at “xx” the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
As per the servicing comment dated xx the borrower is impacted by COVID xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter xx The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx The motion for relief from the automatic stay was filed on xx; however, the motion was not granted yet. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx The case was discharged on xx

Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD 1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: The amortized term is calculated as xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Note reflects the First Payment date as  xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original OLTV ratio is calculated as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The Note reflects Stated Maturity Date as xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl x) "The Final Application/xxxx is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Ohio state. The following state disclosures are missing from the loan file:

x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The Right of Rescission Document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18347810	xx	Unavailable	Not Applicable	44.434%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$61,549.86	2.000%	$1,429.94	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
The chain of the assignment has not been completed. xx.
No active judgments or liens have been found.
The first and second installment combined taxes of xx have been paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received onxx/xx/xxxxn the amount of $xxxx.xx for the due date of xx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx.
Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
This step loan modification agreement was made between (borrower) xx (Lender) xx The borrower promises to make a monthly payment of xx with the interest rate of xx months, then xx with the interest rate of xx months, then xx with the interest rate of xx months and xx with the interest rate of xx beginning from xx till maturity date of xx The deferred balance amount is xx and the interest-bearing amount is xx The New Principal Balance stated in the modification is xx
As per servicing comments, unable to determine the reason for default.
A review of collection comment shows no indication of post closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between (borrower) xx The borrower promises to make a monthly payment of xx with the interest rate of xx months, then xx with the interest rate of xx months, then xx with the interest rate of xx months and xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is xx and the interest-bearing amount is xx New Principal Balance stated in the modification is xx	Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per note, the amortized terms are xx months. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is  xx months.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortized term is step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original LTV rate is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: As per note, original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment history string is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the note, the subject property Address is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Hawaii State. The following state disclosure is missing from the loan file.
Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application"
																									* Settlement date is different from note date (Lvl x) "As per the final HUD-x, the settlement date isxx/xx/xxxx. However, original Note date is xx/xx/xxxx. Hence, the settlement date is different from note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90863800	xx	Unavailable	Not Applicable	33.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed. The last assignment was done xx.
There is junior mortgage against the property, in the favor of xx.
No active judgments or liens have been found.
Property Tax status:
x and x installment county taxes of xx have been delinquent in the total amount of xx which were due for xx/xx/xxxxxx/xx/xxxxespectively. This delinquent amount is good through tillxx/xx/xxxxAll prior taxes are paid.
According to payment history as of xx the borrower has been delinquent for more than thirty days and the next payment due date is xx. The last payment was received in the amount ofxx/xx/xxxxhich was applied to the due date of xx. The UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Loan status: The loan is active in collections and the next payment due date is xx
The contact history report from xx shows that the borrower did not answer the phone calls attempted by the servicer.
The RFD is not mentioned in the recent comment history.
No evidence of damage or repair pertaining to the subject property has been found.
No evidence of recent activity regarding the foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report	Field: ARM Index Type Loan Value: LIBOR - One Year xx Tape Value: xx Comment: As per note document ARM index type is xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String asxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note document the property Address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The property is located in CA state. The settlement date per HUD is xx/xx/xxxx; however, the note date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28031590	xx	Unavailable	Not Applicable	69.335%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the subject mortgage is currently with the xx.
There are two active civil judgments against the borrower in the total amount of xx.
x installment of County tax for the year of xx has been paid in the amount of xx.
x installment of County tax for the year of xx has been paid in the amount of $xxx.xx and transaction date is not available on updated title report.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of xx/xxx. The next due date is xx/xxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the note terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for xx months. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower according to the note terms.Borrower has filed bankruptcy under chapter xx POC was field on xx which states that the amount of secured claim is xx and the amount of arrearage is xx Plan was filed on xx Later on Debtor file amended plan on xx which states that the debtor shall pay xx per months for xx months. Trustee will make subject arrearage payment which is in the total amount of xx Order of confirming plan was filed on xx which states that the debtor amended chapter xx plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.
There is no information regarding foreclosure in the collection comments.
No information has been found regarding current occupancy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx was field on xx which states that the amount of secured claim is xx and the amount of arrearage is xx Plan was filed on xx Later on Debtor file xx which states that the debtor shall pay xx per months for xx months. Trustee will make subject arrearage payment which is in the total amount of xx Order of confirming plan was filed on xx which states that the debtor amended chapter xx plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value:xx Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:  xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* DTI > xx% (Lvl x)     "DTI is exceeded xx.xxx% as total monthly income of borrower is $x,xxx.xx; Front end is $xxx.xx and back end is $xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service transferring disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is available in the loan file but it is not hand dated."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
796407	xx	Unavailable	Not Applicable	43.049%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$60,000.00	4.000%	$1,264.57	xx/xx/xxxx	Change ARM Terms	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
There is an active junior Mortgage in the amount of xx which was recorded on xx.
There is an active civil judgment against the borrower in the amount of xx
There are seven active state tax liens or warrants against the borrower xx.
x installment of combined tax of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
x installment of combined tax of xx is due on xx/xx/xxxxn the amount of $x,xxx.xx.
x installment of School tax of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
x installment of School tax of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Review of the payment history provided from x/xxxx toxx/xx/xxxxeveals that borrower is performing. The last payment was received in the amount of $x,xxx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx began on xx The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for xx.
Borrower has filed bankruptcy under chapter xx As per statement of intention from voluntary petition dated xx Debtor wants to retain the subject property. Debtor was discharged on xx Case was terminated on xx
No information is available regarding current occupancy in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx As per statement of intention from voluntary petition dated xx Debtor wants to retain the subject property. Debtor was discharged on xx Case was terminated on xx	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx began on xx The new principal balance is xxLender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Per Note Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx. Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Per Modification   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Per the Note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Per Approval   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Per Payment History   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Per Note Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA APR Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to TILA APR Test:
TILA APR Test show Loan Data x.xx%, Comparison Data x.xxx% and Variance -x.xxx%.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
																									* Missing Required Disclosures (Lvl x) "List of Service provider is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94810238	xx	Unavailable	Not Applicable	48.977%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$969.43	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx.
The chain of assignment is incomplete. No mortgage assignment has been found. Mortgage assignment should be with xx.
There are liens and judgments these are as follow:
There are two HOA liens open against the subject property in the favor of xx.
Tax Status:
Annual County taxes of xx have been paid in the amount of $$x,xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from xx. The delinquency has been done for x month. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of xx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx month. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx
According to the PACER, xx (borrower) had filed bankruptcy under chapter xx with the  xx and the plan was confirmed on xx POC was filed by xx, NA on xx in the secured claim amount xx and an arrearage in the amount of xx MFR was filed on xx and order was granted on this motion on  xx trustee's final report and account was filed on xx which states that subject claim arrearage was paid in the amount of xx This case was discharged on xx and it was terminated on xx
According to updated title report xx dated , the foreclosure was initiated in loan in xx Trustee was appointed on xx Foreclosure sale was scheduled on xx But foreclosure was put on hold due to loss mitigation. The foreclosure was closed due to loan was modified on xx Currently, the borrower is maxxpayments as per this xx loan modification agreement.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:According to updated title report xx dated , the foreclosure was initiated in loan in xx Trustee was appointed on xx Foreclosure sale was scheduled on xx But foreclosure was put on hold due to loss mitigation. The foreclosure was closed due to loan was modified on xx Currently, the borrower is maxxpayments as per this xx loan modification agreement.
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx POC was filed by xx, NA on xx in the secured claim amount xx and an arrearage in the amount of xx MFR was filed on xx and order was granted on this motion on xx trustee's final report and account was filed on xx which states that subject claim arrearage was paid in the amount of xx This case was discharged on xx and it was terminated on xx	Loan modification agreement was made between borrower xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning xx The new principal balance is xx maturity date is xx	Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (post-loan origination) is yes but tape data shows no. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is  xx but tape data shows  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Original standard LTV (OLTV) is xx but tape data shows  xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is  xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value: xx  Variance:    Variance %:    Comment: Captured as per Note.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
																									Insurance Solicitation/Post Commitment Requirement"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56692917	xx	Unavailable	Not Applicable	37.716%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$45,757.94	4.125%	$958.18	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx.

There is one senior mortgage originated on xx. However, the mortgage was satisfied and paid in full. The satisfaction or release document recorded on xx

There is one junior Mortgage originated on xx.

There is annual utility taxes of xx have been delinquent in the amount of xx which will good through till xx However, tax note reflects the xx utilities is currently a lien. The tax documents and lien certificate are not provided with the updated title report.
The subject is located in xx. There is possibility of property being foreclosed due to above unpaid liens. This can be cured paying off the lien with late charges and accrued interest.

Second installment city taxes of xx have been due in the amount of $xxxx.xx which will due on xx/xx/xxxxAnnual utility taxes of xx have been due in the amount of $xxxx.xx which will due on xx/xx/xxxx	As per the review of payment history as of xx/xx/xxxxhe borrower is currently delinquent for x month and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in the collection and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx
The loan has been modified, between the borrower xx.
According to the modified terms, the new principal balance is xx The amount xx from the principal balance is deferred and the interest bearing amount will be xx The borrower promises to pay monthly P&I in the amount of xx with the rate of interest xx beginning from xx The new maturity date is xx
The loan was previously modified in xx
The foreclosure and bankruptcy records have not been found.
As per comment dated xx the subject property was located in xx. Latest comments do not indicate damage or repair to the subject property.
Occupancy of the subject property is unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The loan has been modified between the borrower xx.
According to the modified terms, the new principal balance is xx amount xx from the principal balance is deferred and the interest bearing amount will be xx. The borrower promises to pay monthly P&I in the amount of xx with the rate of interest  xx beginning from  xx The new maturity date is  xx
The loan was previously modified in xx
Affiliated Business Disclosure Credit Report HUD 1 Closing Statement Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term are xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Loan was modified on  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final copy of HUD-1 is available in loan file located at (xx). However, some points and fees were hand-written. The same copy of HUD-1 is considered to check the ComplianceEase result."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York state. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affilaited Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49598998	xx	627	Not Applicable	2.937%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$649.59	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx. The chain of assignment has not been completed. The last assignment is from xx x Not In Its Individual Capacity But Solely In Its Capacity As Owner Trustee of xx Trust Sxxs xx-x which was recorded on xx The correct assignment should be with xx. No active judgments or liens have been found against the subject property/ the borrower. Status of the taxes is exempt. Tax report is not available in the updated title report.	According to latest payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date is xx/xxxx. The last payment was received on x/x/xx in the amount of $xxx.xx which was applied for the due date of xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current interest rate as per modification agreement dated xx/xxxx is x.xxx % and P&I is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is reflected in the amount of xx The current interest rate as per modification agreement dated xx and P&I is xx The reason for default is not available in the collection comment. No foreclosure details have been found in the loan file. The borrower, “xx” had filed for bankruptcy under chapter xx The plan confirmed on xx POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Motion for Relief from Stay was filed on xx Order for same was granted on xx Renewed Motion for Relief from Stay was filed on xx Order on Renewed Motion for Relief from Stay was filed on xx in motion has been denied. According to order of confirming chapter xx plan dated xx the debtor(s) shall pay to xx months beginning immediately. According to voluntary petition schedule D, the value of the collateral is xx and amount of secured claim amount is xx Hence, unsecured portion is reflected in the amount of xx Trustee’s motion to dismiss the case was filed on xx According order granted, trustee's Motion to Dismiss is conditionally denied on xx According to trustee’s motion to modify the plan which was filed on xx the payment has been increased to xx POC deadline date is xx Current occupancy and condition of the subject property are unable to determine from the collection comment. According to inspection report located at “xx”, the subject property is manufactured home. The subject property is owner occupied. As-Is list price is quoted as xx No comment pertaining damage to the subject property has been observed. Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, “xx” had filed for bankruptcy under chapter xx The plan confirmed on xx POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Motion for Relief from Stay was filed on xx Order for same was granted on xx Renewed Motion for Relief from Stay was filed on xx Order on Renewed Motion for Relief from Stay was filed on xx in motion has been denied. According to order of confirming chapter xx plan dated xx the debtor(s) shall pay to xx, Chapter xx Standing Trustee, xx monthly for xx months beginning immediately. According to voluntary petition schedule D, the value of the collateral is xx and amount of secured claim amount is xx Hence, unsecured portion is reflected in the amount of xx Trustee’s motion to dismiss the case was filed on xx According order granted, trustee's Motion to Dismiss is conditionally denied on xx According to trustee’s motion to modify the plan which was filed on xx the payment has been increased to xx POC deadline date is xx	This modification agreement was made on xx between the borrower, xx. The new modified principal balance as per modification is in the amount of xx the borrower promises to pay P&I in the amount of xx with interest rate starting at xx beginning from xx months. Thereafter the interest rate reverts back to xx. The maturity date as per modification is xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized term is xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per note the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: As per appraisal the original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx  Variance %: xx   Comment: As per note the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: xx.borrower%   Comment: The original standard LTV (OLTV) xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment: As per note the property Address street is  xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: As per appraisal the subject proeprty type i s manufactured housing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test. This loan failed the points test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the points test. Points Test:Loan Data : $x,xxx.xx Comparison Data :$x,xxx.xx Variance :+$x,xxx.xx. The "points" (total amount of fees paid to the lender or broker) exceed x% of the original principal balance. A creditor may, pursuant to a consumer credit transaction contract secured by an interest in real property, charge and collect points in an amount not to exceed five percent of the original principal balance in the case of a closed-end consumer credit transaction, or five percent of the total line of credit in the case of an open-end credit plan."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. TILA Finance Charge Test:Loan Data :$xxx,xxx.xx  Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds xxx% (Lvl x)     "The subject mortgage was originated on xx/xx/xxxx with the loan amount of $xx,xxx.xx. According to final HUD-x, the sale price is taken as $xx,xxx.xx which is less than the loan amount. Hence, CLTV is calculated as xxx.xxx% which exceeds xxx%."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "Home has been affixed. According to tax assessors search report attached with the updated title report dated at xx shows subject property type as “manufactured home” and also, tax report shows assessment value for manufactured home."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54089605	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,672.02	xx/xx/xxxx	Financial Hardship	As per updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx
There are two state tax lien against the borrower xx in the favor of xx.The first state tax lien is in the amount of xx.
xx Combined annual  taxes has been  paid in the amount xx
No prior year delinquent taxes have been found.
Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx months The next due date for the payment is xx/xxxx. The borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xxxx was received on xx/xx/xxxxn the amount of $x,xxx.xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx reveals that the loan is in delinquency for xx months The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx
According to the amended chapter xx plan dated xx the debtor shall pay to the trustee the sum of xx per month for xx months and then xx per month until the completion of the plan.
Loan Modification agreement was made between borrowers xx with Specialized Loan on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Origination Appraisal	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx (Days) |----| Comment: As per modification agreement, the last modified on xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note, the subject property Address is xx. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx. However, original note was misplaced, lost or destroyed. Hence, original or duplicate copy of note is also available from the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Utah. The following state disclosures are missing from the loan file.
x.Fee Disclosure
x.Loan Application Notice
x.Servicer Disclosure
x.Notice of Change of Terms For Open-End Consumer Credit Contract
																									x.Disclosure of Debtor’s Waiver of Class Action"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90451489	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment has been completed as the current assignee is xx. No active judgments or liens have been found. No prior year delinquent taxes have been found. There are x code enforcement liens in the combined amount of xx however, the provided address on liens documents are not matching with our subject property. There is a real estate tax lien against the subject property in the amount of xx which was recorded on xx. There are x municipal liens in the amount of xx House South Partnership respectively; however, the provided address on liens documents are not matching with our subject property. There are x civil judgments in the combined amount of xx which were recorded on xx. There is a Water/sewer tax lien in the amount of xx which was recorded on xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx that was applied for the due date of xxx. The next payment is due on xx. As per payment history, the current UPB is $xx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx As per chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx months. The plan was confirmed on xx The MFR was filed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx No evidence of foreclosure has been found. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx The reason for default is not provided. The borrower wants to keep the subject property. No information has been provided regarding current status and condition of subject property.

Update:
As per the servicing comment dated xx the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The debtor xx had filed the bankruptcy under chapter xx As per chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx months. The plan was confirmed on xx The MFR was filed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value:xx----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: Updated with initial appraisal in file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Updated with Note and additional documents in loan file Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test, TILA Rescission Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variation is -$xx,xxx.xx.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variation is -$xx,xxx.xx.

TILA APR Test is fail. Loan data is xx.xxx% and comparison data is xx.xxx%. Hence, the variation is -x.xxx%."
* LTV or CLTV exceeds xxx% (Lvl x)     "As per Appraisal, Appraised value is $xx,xxx.xx and loan amount is $xx,xxx.xx due to which the LTV is exceeding."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85761752	xx	532	Not Applicable	43.312%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx.

No single assignment of mortgage is available in the updated title report but the subject mortgage should have been assigned to “xx.”

Active junior or senior judgments/liens/mortgages:

x. There is an active junior Mortgage available in the updated title report in the amount of xx.

x. There is an active junior Mortgage available in the updated title report in the amount of xx.

x. There is an active junior Mortgage available in the updated title report in the amount of xx.

The annual County taxes for xx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx
The annual City taxes for xx have been paid in full in the amount of $xxx.xx  on xx/xx/xxxx
No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as ofxx/xx/xxxxhe loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on x/x/xx in the amount of $xxx.xx for the due date of xx/xxx. The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the original Note terms.	Collections Comments:The loan is currently in delinquency for xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx The last payment has been made according to the original Note terms.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Payment History String Loan Value: xx Tape Value: xx Comment: Audit value as the payment history based on the histories provided Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value as the payment history based on the histories provided   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Audit has the extended maturity date as a result of a modification Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE risk indicator is "Moderate" since this loan failed the brokerage/finder fee test as the mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Brokerage/Finder Fee Test: FAIL    Charged: $x,xxx.xx     Allowed: $x,xxx.xx    Over by: +$xxx.xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test as the mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Brokerage/Finder Fee Test: FAIL    Charged: $x,xxx.xx     Allowed: $x,xxx.xx    Over by: +$xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29828805	xx	573	Not Applicable	45.076%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$839.34	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx and it was recorded on xx
There is a junior mortgage against the subject property in favor of xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/xxxxeveals that the loan is performing. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx reveals that the loan is performing. The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrowers xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized Term is xx. However, tape daat shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx. However, tape data shows  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment History String Reversed is xxHowever, tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows as moderate due to TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Michigan. The following state disclosures are missing from the loan file.
x.MI Borrowers Bill of Rights.
x.MI Consumer Caution and Homeownership Counseling Notice.
x.Choice of Insurance Agent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosures is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7560358	xx	650	Not Applicable	36.957%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$525.17	xx/xx/xxxx	Convert ARM to Fixed	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx x, Not In Its Individual Capacity But Solely In Its xx which was recorded on xx However, the missing assignment is to xx.
There is an active judgment against the borrower xx in the amount of xx.
First and Second city taxes for the year of xx have been paid on xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
The reason for the default of the borrower was an excessive obligation. The borrower intention is to keep his property.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter xx and the plan was confirmed on xx As per the order confirming chapter xx the debtor was supposed to pay to the trustee in the amount of xx weekly for the period of xx months. The POC was filed on xx with the POC amount of xx and the amount of arrearage is xx The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx

The step modification agreement was made on xx between the borrower xx. The new modified principal Balance is xx with interest rate xx which steps up in xx steps ending at xx.
No, any deferred amount has been found. Hence, the interest-bearing amount is xx borrower promises to pay the monthly  P&I of xx beginning from xx and the maturity is dated xx This modification contains balloon provision total in the amount of xx will be paid at the time of maturity date xx The loan has been modified twice since origination. The first time loan was modified on xx which was located at “xx”.

Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized term is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The first payment date is  xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: As per the final HUD 1, the purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: As per the application, purpose is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the note, stated maturity date xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan state. The "Choice of Insurance Agent" disclosure is  missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Unable to determine an operative index value since the supportive documents are missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69075855	xx	Unavailable	Not Applicable	44.334%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$150.27	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment of mortgage is with the xx. which was recorded on xx
No active liens and judgments are found against the borrower.
Annual county taxes for the year of xx have been paid in the amount of $xxx.xx.
Annual city taxes for the year of xx have been paid in the amount of $xxx.xx.
According to the review of payment history as ofxx/xx/xxxxhe borrower is currently maxxthe regular payments and next due date is xx. The last payment was received on x/x/xx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied on xx The new UPB reflected in the amount of $xx,xxx.xx.	Collections Comments:As per the servicing comment as of xx the loan is currently active in the bankruptcy and xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied on xx The new UPB reflected in the amount of xx
This loan modification agreement was made between the xx.
The borrower xx had filed bankruptcy under chapter xx
The foreclosure activity has not been found.
The subject property occupancy is unable to be determined. No, damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The POC was filed on xx for the secured amount is xx and the arrearage amount is xx The chapter xx plan was confirmed on xx The debtor shall pay for trustee in the amount of xx in every two weeks.	This loan modification agreement was made between the xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from  xx till the maturity date  xx The interest-bearing amount is xx is no provision for the balloon payment.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per the note amortized term are xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per the modification agreement document date of last modification xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee State. The following state disclosures are missing in the loan files.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2879336	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
There is an active Hospital, Medical or Attorney Lien against the borrower in the amount of xx in favor of x x x.
x installment of county tax for the year of xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
x installment of county tax for the year of xx is due on xx/xx/xxxxn the amount of $xxx.xx.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for xx month. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
No information has been found regarding foreclosure in the collection comments.
PACER did not reflect any bankruptcy filed by the borrower.
No information has been found regarding current occupancy in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Origination Appraisal	Field: ARM Index Type Loan Value: xx Tape Value: xx Comment: AMR index type is xx however the tape data shows xx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Rate Adjustment subsequent cap parcent is xx however the tape data shows xx. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Hazard Insurance Disclosure
x. Federal Consumer Credit Protection Act Disclosure
x. Insurance Freedom of Choice Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94397208	xx	Unavailable	Not Applicable	48.530%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.500%	$504.60	xx/xx/xxxx	Financial Hardship	As per the Updated title report dated xx/xx/xxxxhe subject mortgage is in x lien position as there is an active HOA lien found active against subject property in the amount of xx. which was recorded on xx The subject property is located in the Texas. There is a risk of property being foreclosed due above unpaid HOA lien. This can be cured by paying off above lien with accrued interest and late charges. The Chain of Assignment is not complete as the latest assignment is to xx.
There is also a subordinate lien xx which was a piggy back loan.
The Annual Tax Amount is $x,xxx.xx and the xx County Annual Taxes were paid on xx/xx/xx.	Payment history as ofxx/xx/xxxxeveals that the loan is current and due for the xx payment. The loan was brought current by a recent Modification dated xx changing the due date from xx to xx. The mod changes took place on the payment history on x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and was applied to the xx payment. The current P&I with new MOD is $xxx.xx and rate of interest is x.x%. The current unpaid principal balance per the payment history is $xxx,xxx.xx.	Collections Comments:Payment history as of xx reveals that the loan is current and due for xx payment. The loan was brought current by a recent Modification dated xx changing the due date from xx The mod changes took place on the payment history on xx The last payment was received on xx in the amount of xx and was applied to xx payment. The current P&I with new MOD is xx and rate of interest is xx The current unpaid principal balance per the payment history is xx
The loan has been modified xx times since origination; on xx
The latest loan modification was effective xx with a new principal balance of xx to be paid at a step rate starting at xx with a P&I payment of xx beginning xx months then steps up xx each year for the next xx years and ends at xx for the remaining term until the stated maturity date of xx at which a balloon payment on the interest bearing principal balance in the amount of xx is due.
Servicing comment dated xx reflects the reason for default is had additional income but no longer has that.
Prior Chapter xx Bankruptcy xx was filed by xx that was dismissed on xx and terminated xx
There is no indication of any property damages in the servicing comments provided.

Update:
As per the comment dated xx the mod was effective on xx The modified new principal balance is xx The modified P&I is xx and the interest rate is xx, which began from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Prior Chapter xx Bankruptcy xx was filed by xx that was dismissed on xx and terminated xx	The loan has been modified xx times since origination; on xx
The latest loan modification was effective xx with a new principal balance of xx to be paid at a step rate starting at xx with a P&I payment of xx beginning xx months then steps up xx each year for the next xx years and ends at xx for the remaining term until the stated maturity date of xx at which a balloon payment on the interest bearing principal balance in the amount of xx is due.	Affiliated Business Disclosure Credit Report Document Showing a Index Numerical Value Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Updated due to the latest Modification Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrowers filed bankruptcy post origination.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: Updated with initial appraisal at closing in loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: Updated with initial appraisal in loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Updated due to the latest Modification Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk Indicator is Moderate due to failing the Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located (Texas).
Late Fees Test:  FAIL.  Loan Data x%; Comparison Data x%; Variance of x%."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "The Note at origination is a Fixed/Adjustable Rate loan; unable to determine the operative index value used by lender at origination."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the file."
																									* Settlement date is different from note date (Lvl x) "The Note is dated xx/xx/xxxx however, the Notary Date is xx/xx/xxxx and the Settlement Statement was signed and dated xx/xx/xxxx."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37205485	xx	622	Not Applicable	46.635%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$14,222.36	2.000%	$726.41	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
According to the updated title report dated xx/xx/xxxxhere is Water/sewer lien against the subject property in favor of Solid Waste Billing Master in the amount of xx
There is one IRS lien open against the borrower in the amount of xx which was recorded on xx
There is one civil judgment open against the borrower in the amount of xx which was recorded on xx
No prior years delinquent taxes have been found pending.
The Payment History dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent fromxx/xx/xxxxo till date. The delinquency has been done for x months. The last payment was received on xx in the amount of $x,xxx.xx and it was applied for the due date xx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. Payment history is available from x/xxxx toxx/xx/xxxxowever it is missing from x/xxxx to xx/xxxx as we required latest xx months complete payment history.	Collections Comments:Loan currently is in collection. Provided payment history as of xx reveals that the loan has been delinquent for xx months and the UPB as of the data is in the amount of xx
The loan modification agreement was made between borrower xx with a new principal balance of xx to the step modification and the rate was starting from xx) and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx The rate changes in xx steps ending at xx The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx
The Payment History dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx Payment history is available from xx however it is missing from xx as we required latest xx months complete payment history.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx with a new principal balance of xx to the step modification and the rate was starting from xx) and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in xx steps ending at xx. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx.	Affiliated Business Disclosure Missing Dicsloures Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per tape data amortized term (calculated) is xx, however according to collection comment it is xx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per tape data original standard LTV (OLTV) is  xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: As per tape data payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR document is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5686693	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$367.53	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx. Chain of assignment has not been completed. Currently, the mortgage is with Nationscredit which was recorded on xx It should be with xx. There is a junior mortgage in the amount of xx which was recorded on xx in the favor of xx. No active judgments and liens have been found. The taxes for the subject property were forfeited for non-payment of property taxes, for the tax year xx and xx. However, no record have been found regarding the redeem the tax sale. Annual taxes for the year of xx and xx have been delinquent in the amount of $xxxx.xx.	As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/xxx. The last payment was received on xx in the amount of $xxx.xx which was applied for x/xxx. The UPB is $xxxxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in the active bankruptcy and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for xx The borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx No evidence of post-closing foreclosure have been found. The borrower was offered a trial payment plan effective from xx No further details regarding the same have been found. The RFD is unable to be determined. The loan was modified twice since origination. As per the BPO report dated xx located at “xx”, the property is vacant. The roof is damaged. The estimated cost of repairs is xx No comments have been found stating these damages have been repaired.

Update:
As per the servicing comment dated xx the reason for default is “xx”.
As per the servicing comment dated xx the borrower filed the bankruptcy under chapter xx
As per the servicing comment dated xx FC Cancelled on xx due to the modification.
As per servicing comment dated xx modification has been completed with mod effective date xx Beginning payment xx Interest rate remains xx, Changed P&I pymt to xx New Maturity date is xx and Current UPB xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx The POC was filed on xx with its secured amount as xx and the arrearage amount is xx	This loan modification agreement was signed between the borrower xx.borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from xx The maturity is xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per the note, the amortized term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: This loan modification agreement was signed between the borrower Leo Porter and the lender Select xx on  xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx  Variance %: xx   Comment: As per the note, the property Address is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per the note, the Original Note date xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the original LTV ratio is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per the Payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the property Address is RT xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: As per the note, the property postal code is  xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the mod, the maturity is  xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report, the subject property type is manufacture house. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. According to an appraisal report dated xx the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. Also, no VIN / SN # is listed in the legal description of the subject mortgage. The Final title policy missing from the loan file. According to the BPO report dated xx shows the subject property type is Manufactured Home. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not. Also, the latest tax search report available in the updated title report dated xx does not show the subject property as Mobile House. Assessments are done separately."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.  x.Title Insurance Disclosure x.Radon Gas Disclosure x.Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61376987	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
The chain of the assignment has been completed currently. The mortgage is with xx and was recorded on xx
No outstanding liens/judgments against borrower/property.
Annual county and city taxes have been paid in the total amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/xxxx toxx/xx/xxxxeveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/xxx. The next due date is xx/xxx. Current interest rate as per payment history is x.xxx%. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $xx,xxx.xx. The borrower is currently x months behind his scheduled payments.	Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment and the latest property inspection report dated xx locator ("xx") shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx
Comment shows that the complaint was not filed.
Currently foreclosure process was put on hold due to active bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments: xx had filed bankruptcy under chapter xx and the plan was confirmed on xx
POC was filed on xx with the secured claim amount of xx and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the xx for every two weeks for xx months. Voluntary petition filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----|xx Comment: verified per note Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: application not located   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: date verified per note Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test: Charged $xxxx.xx Allowed $xxxx.xx Over By +$xxxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test: Charged $xxxx.xx Allowed $xxxx.xx Over By +$xxxx.xx.
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. xxxx-xx-xx(x))
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx.xx% which is greater than xx.xxx% hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Placement of Insurance Disclosure

TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34380360	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxxx toxx/xx/xxxxtates that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xxx.xx which was applied to due date of xx/xxx and the next due date is xx. Current UPB reflects in the provided tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy.
The borrower xx had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx  The POC amount is xx and total arrearage amount is xx
Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Payment History String Loan Value: xx Tape Value:xx----| Comment: Payment history string is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx  Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to  TILA APR test"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test- Fail  Loan Data is  x.xxx%,Comparison Data is  x.xxx% and  Variance is --x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan files."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage Insurance certificate is missing from loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MI state. Following required State disclosure are missing from loan files:
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93797763	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$225,317.58	2.000%	$1,022.41	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx/xxxx.
Collections Comments:Collection comments available from xx shows that the borrower is maxxregular payments. The loan payment is currently xx month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to tape data is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The borrower has been maxxpayments according to the modification agreement.
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx  with a new maturity date of xx  The  rate is in xx steps ending with xx
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx The UPB that has been amortized is xx as an interest bearing amount.
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx The plan was not confirmed. The plan was later discharged on xx and was fully terminated on xx
The current status of loan is performing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The plan was not confirmed. The plan was later discharged on xx and was fully terminated on xx
The creditor had not filed POC.
Schedule D under voluntary petition filed on xx shows value of claim is xx; amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx The loan is not in active bankruptcy.
Loan Modification agreement was made between borrower xx.
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx  with a new maturity date of xx.  The  rate is in xx steps ending with  xx.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50732590	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.625%	$468.02	xx/xx/xxxx	Financial Hardship	According to the updated title report dated x/x/xx the subject mortgage was originated on xx.
There is a mortgage originated on xx/x/xxxx with the lender xx. However, subject mortgage was subordinated with this mortgage.
There are two civil judgments against the borrower in the total amount of xx
The combined taxes have been paid in the amount of $xxx.xx.
xxth county taxes  are delinquent in the amount of $xxx.xx.
According to the payment history as ofxx/xx/xxxxhe borrower is maxxregular payments. The next due is on xx. The last payment was received in the amount of $xxx.xx which was applied for the due date was xx. The UPB reflected in the amount of $xx,xxx.xx.	Collections Comments:As per the collection comments, the loan is active in collection. According to the payment history as of xx the borrower is maxxregular payments. The next due is on xx The last payment was received in the amount of xx which was applied for the due date was xx The UPB reflected in the amount of xx The borrower has been paying as per the loan modification agreement. As per the collection comment, subject property is occupied by the owner. As per the collection comments, the property is in good condition and no damages have been found. No foreclosure activity has been found in latest xx months collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been maxxthe payments as per the loan modification. According to the modified terms, the new principal balance is in the amount of xx borrower promises to pay xx with the starting rate of interest xx beginning from xx The new maturity date is xx The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was modified.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx A Dora Highway   Tape Value:  xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as:  xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. As per the appraisal report, the subject property type is manufactured home. Neither VIN# has been listed in the mortgage legal description nor was Alta 7 endorsement for Manufactured home found in the final title policy. No affidavit of affixation was found in the loan file. The latest BPO report shows property type as manufacture home xx. The tax search report available in the updated title report dated xx shows separate tax assessment for land and improvements. We are unable to determine whether the home has been affixed to the land or not."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the prepayment penalty term test. xx
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding x years.
This loan failed the prepayment penalty term test. xx
The loan charges a prepayment penalty with a term exceeding x years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia, However, the following state disclosures are missing from the loan file.
?VA Application Disclosure
?Choice of Settlement Agent Disclosure
?Disclosure of Charges For Appraisal or Valuation
?Copy of Appraisal or Statement of Appraised Value
?Affiliated Business Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35911080	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx.
The chain of assignment has been completed as currently the assignment is with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx.
x) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found pending.	According to the review of latest payment history datedxx/xx/xxxxhe borrower has been delinquent for x month. The last payment was received on xx in the amount $xxx.xx which was applied for the due date xx. The current unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and current interest rate is xx.xxx%.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx The borrower had filed for bankruptcy under chapter xx The plan was confirmed on xx According to the first chapter xx plan filed on xx stated as the debtor will pay to the trustee in the amount of xx months, xx months, xx months and xx months. The POC was filed on xx the POC amount is xx and the arrearage amount is xx The motion for relief was filed on xx The date of last filing bankruptcy is xx
According to the review of latest payment history dated xx the borrower has been delinquent for xx month. The last payment was received on xx in the amount xx which was applied for the due date xx The current unpaid principal balance is xx The current P&I is xx and current interest rate is xx
The reason for default is unable to be determined from the latest collection comments. As per BPO report dated on xx the subject property is owner-occupied and is in an average condition. The house shows evidence of normal wear and tear with no items noted that needs immediate repair at this time. This exterior inspection report is based on the extraordinary assumption that the interior is in a similar condition as the exterior with no major repairs needed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor "xx" had filed for bankruptcy under chapter xx The plan was confirmed on xx
According to the first chapter xx plan filed on xx stated as the debtor will pay to the trustee in the amount of xx months, xx months, xx months and xx months.
The POC was filed on xx the POC amount is xx and the arrearage amount is xx
The motion for relief was filed on xx The date of last filing bankruptcy is xx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized Term (Calculated) is xx. Tape Source: Initial Tape Type:
Field: Borrower xx Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxr   Tape Value: xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (CLTV) is xx, however the tape reflected as  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history String reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan transaction is Refinance, hence the sale price should be shows as Not Applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Stated Maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to final HUD-x the settlement date is xx/xx/xxxx; however, note date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
504230	xx	Unavailable	Not Applicable	53.017%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.740%	$1,123.88	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded on xx.
There is a UCC mortgage in the favor of x x xx x which was recorded on xx.
No active liens and judgments have been found.
Annual county taxes for the year of xx have been due in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx+ days and the next payment is due for xx. The last payment was received onxx/xx/xxxxhich was applied for xx. The UPB is $xxx,xxx.xx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for xx The last payment was received on xx which was applied for xx
As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx
No evidence of post-closing foreclosure has been found. The reason for default is unable to be determined. The loan was modified once since origination. Unable to determine the occupancy. No repairs and damages have been found.

Update:
As per the servicing comment dated xx was discharged on xx and closed on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx
The motion of relief from stay was filed on xx and the order was granted on xx The POC was filed on xx with its amount of xx and the arrearage amount is xx As per the voluntary petition scheduled D, there is an unsecured portion in the amount of xx The amount of claim without deducting the value of the collateral is xx
This modification agreement was signed between the borrower xx.
The UPB is xx The borrower promises to pay P&I in the amount of xx with the modified interest rate of  xx, beginning from  xx The maturity is  xx There is a balloon payment on the interest bearing principal balance of xx which is due on maturity.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per the note, the amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: This modification agreement was signed between the borrower xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx  Variance %: xx   Comment: As per the note, the loan amount is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: As per the note, the stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Pay string per pay history is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Pay string reversed per pay history is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:AVM	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16054194	xx	618	Not Applicable	40.895%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$923.90	xx/xx/xxxx	Financial Hardship	According to updated title report dated x/x/xx the mortgage was originated on xx.
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx not in its individual capacity but  solely as Trustee for x x-x x x. It should be with xx.
There are liens and judgments these are as follow:
x) There is a civil judgment open against the borrower in the favor of xx.
x) There are two civil judgments open against the borrower in the favor of xx.
x) There are two civil judgments open against the borrower in the favor of xx.
x) There is a civil judgment open against the borrower in the favor of xx.
x) There are two civil judgments open against the borrower in the favor of xx.

Annual combined taxes of xx have been paid in the amount of xx	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from xx. The delinquency has been done for x month. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of xx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on x/xxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx month. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx (borrowers) had filed bankruptcy under chapter xx with the  xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of  xx plan was filed on xx Amended chapter xx plan was filed on xx which states that mortgage regular payment will be paid directly to the creditor and arrearage will be paid through the BK plan. This plan was confirmed on xx Modified chapter xx plan was filed on xx which states that mortgage regular payment will be paid directly to the creditor and arrearage in the amount of xx will be paid through the BK plan. Order was granted on this motion on xx
No foreclosure proceedings has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrowers) had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx plan was filed on xx plan was filed on xx which states that mortgage regular payment will be paid directly to the creditor and arrearage will be paid through the BK plan. This plan was confirmed on xx Modified chapter xx plan was filed on xx which states that mortgage regular payment will be paid directly to the creditor and arrearage in the amount of xx will be paid through the BK plan. Order was granted on this motion on xx	The loan modification agreement was made between borrower and xx (lender) on xx with the new modified unpaid principal balance is xx interest bearing amount was xx with interest rate xx and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Missing Required Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx Comment: mod terms Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: last Modificationn date was  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: auto populated   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: tape data is reflecting modified rate   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: used xx ratings scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: used xx ratings scale   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: sales price per HUD is accurate Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is greater than xx%. Hence required MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3292788	xx	Unavailable	Not Applicable	60.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx.
The chain of the assignment has been not completed. The current assignment is with xx.
There is a civil judgment in the amount of xx in favor of xx

The first installments of county taxes for the year of xx are delinquent in the amount of xx for the due date of xx The second installments of county taxes for the year of xx are due in the amount of $xxx.xx for the due date ofxx/xx/xxxxThe current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx, which was applied for xx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of xx.xxx%.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The current occupancy details were not found. No further details have been found.
The last payment was received on xx in the amount of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Details on Judgment(s) Missing Required State Disclosures	Field: Next Rate Change Date Loan Value: xx Tape Value: xx Comment: As per Note next rate change date is xx However the tape shows that it is xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is  xx. However the tape shows that it is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The property Address street is xx. However the tape shows that it is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing Details on Judgment(s) (Lvl 3) "The Updated title report dated xx shows that there is civil judgment in the amount of xx, which was recorded on xx The judgment document states that it was issued by xx. Unable to confirm whether the judgment is from municipal court or not."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the prepayment penalty term test.
GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data $x,xxx.xx Comparison Data $x,xxx.xx Variance +$x,xxx.xx"
* DTI > xx% (Lvl x)     "As per xxxx datedxx/xx/xxxx, the total monthly income is in the amount of $x,xxx.xx and the total monthly expenses is in the amount of $xxx.xx hence, DTI  is exceeding xx%."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31699787	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,557.00	4.750%	$611.69	xx/xx/xxxx	Financial Hardship
According to the updated title report dated x/x/xx the subject mortgage was originated on xx.
The chain of assignment is incomplete, as no assignments have been found. The last assignment should be with ‘xx.’
No active judgments or liens have been found.
The utility first and second installment taxes for the year xx are due in the total amount of $xx.x. These taxes were due on xx/xx/xxxx xx/xx/xxxxThe city first, second, third and fourth installment taxes for the year xx-xx have been paid in the total amount of $xxxx.xx.
 No prior delinquent taxes have been found.
Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xx% for the due date ofxx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:According to the collection comment dated xx the reason for default is Excessive obligation
According to the collection comment, unable to be determine the property type.
No further information is available to determine the current property condition.

The loan modification agreement was made between “xx  ’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx and interest bearing amount is xx
Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx  The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx

No evidences have been found regarding bankruptcy and foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between “xx" The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx deferred amount is xx interest bearing amount is xx borrower made last payment as per modification terms with interest rate of xx and modified P&I xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per note document amortization terms are xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per modification document the last modification date is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note document loan was originated with interest only.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification document loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note document the original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String asxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value:xx Variance: Variance %: Comment: The Payment History String reversed is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) ""Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file.""	* Application Missing (Lvl x) "Final loan application / xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia, However, the following state disclosures are missing from the loan file.
?VA Application Disclosure
?Choice of Settlement Agent Disclosure
?Disclosure of Charges For Appraisal or Valuation
?Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16685118	xx	Unavailable	Not Applicable	41.123%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
There are x civil judgments and x junior mortgage reflected in u-title.
The first civil judgment was recorded on xx.
The second civil judgment was recorded on xx.
The third civil judgment was recorded on xx.
The junior mortgage was originated on xx.
Annual combined taxes of xx are paid in the amount of xx No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower is performing and the next due date for the payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxxThe monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in the latest payment history for the amount of $xxx,xxx.xx.	Collections Comments:According to the collection comments the present status of the loan is performing. The borrower xx had filed bankruptcy under chapter xx the plan was confirmed on xx and the case was discharged on xx and terminated on xx
No comments have been found regarding the foreclosure.
The loan has not been modified since the origination.
The reason for default is unable to be determined.
The subject property is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx the plan was confirmed on xx and the case was discharged on xx and terminated on xx The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of xx monthly for xx months commencing from May xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower xx Middle Name Loan Value: xx. Tape Value:xx Comment: The borrower middle name is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: The LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment: The property Address is  xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The property is Condo Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* LTV or CLTV exceeds xxx% (Lvl x) "There is piggy bag lien in the amount of $xx,xxx and the origination appraisal is missing in the loan file, hence considered the loan amount of $xxx,xxx.xx as the appraised value and hence the LTV is more than xxx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of TN. The following state disclosures are missing from the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43954860	xx	Unavailable	Not Applicable	27.226%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$202,344.08	2.000%	$638.96	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx

 The review of the updated title report dated xx there is break in assignment from xx.

No Active liens and judgments:

County annual taxes of xx-xx are paid in x installment in the amount of $x,xxx.xx
County annual taxes of xx-xx are paid in x installment in the amount of $x,xxx.xx
According to the payment history the borrower is current with the loan. The last payment was received onxx/xx/xxxxhe payment applied date was xx and the next due date for payment on xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the loan. The last payment was received on xx the payment applied date was xx and the next due date for payment on xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx The reason for default is unable to determine. The subject property has been occupied by the owner. No comments have been found for damages. No foreclosure activity have been found.
Foreclosure Comments:The foreclosure was initiated. The file was refer to attorney on xx legal action was filed on xx However no further details are found related to foreclosure.

Bankruptcy Comments:The borrowers xx had filed for bankruptcy under chapter xx POC were not filed. The debtor dismissed on xx and the debtor terminated on xx There is no comment indicating for cramdown.
According to the modification, the loan was modified on xx between the borrower’s xx . The new modified principal balance as per modification is in the amount of xx interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per modification is xx The interest bearing amount is xx and the deferred balance is xx loan was modified once.

There are xx steps the borrower promise to pay with different interest rates, P&I’s with specific period.
Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized term is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period for  xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: There are xx steps the borrower promise to pay with different interest rates, P&I’s with specific period.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: There are xx steps the borrower promise to pay with different interest rates, P&I’s with specific period.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: There are xx steps the borrower promise to pay with different interest rates, P&I’s with specific period.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: There are xx steps the borrower promise to pay with different interest rates, P&I’s with specific period.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original standard LTV (OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %:  xx   Comment: The original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String asxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The Payment reflects the Payment History String reversed as xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CA State. However following disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Unable to determine an operative index value because supportive documents are missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9371736	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,081.05	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is incomplete, as no assignments have been found. The last assignment should be with ‘xx.’ The active lines/judgments have been found. Annual combined taxes of xx have been paid in the amount of xx No prior year delinquent taxes have been found pending.	Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx with interest rate of x.xxx% for the due date ofxx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx. The Borrower made the last payment as per the modification terms that would be x.xxx% and modified P&I $x,xxx.xx.	Collections Comments: According to the BPO report dated xx subject property had damaged and occupancy is vacant. As per exterior inspection only, the subject property needs to be power washed and for this repair amount is xx and also there is roof tarped needs to be replaced for this repair amount is xx The total estimated cost of repair is xx No comments have been found regarding insurance claim. Details regarding repairs are not available in the comments. Hence, unable to determine whether the damages have been repaired or not. The loan modification agreement was made between “xx" The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made last payment as per modification terms that would be xx and modified P&I xx Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx The Borrower made the last payment as per the modification terms that would be xx and modified P&I xx No evidences have been found regarding bankruptcy and foreclosure filing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx. The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx borrower made last payment as per modification terms that would be xx and modified P&I xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term (Calculated) is xx; however tape data shows xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrwoer last name is xx; hwoever tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is xx; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment History String is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property postal code is xx; however tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file however, values added from initial xxxx (Located- xxxxxxxxxx_Loan Application_xxxxxxxxx_xxxxxxxx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk indicator is "Moderate" due to  x. This loan failed the TILA finance charge test:  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. x. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA finance charge test failed. The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx. This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.  This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosures which are missing from the loan file.  x. Amortization Schedule Disclosure. x. Credit Property Insurance Disclosure. x. Fee Agreement. x. Priority of Security Instrument Disclosure. x. Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
* Settlement date is different from note date (Lvl x)     "As per final HUD-x settlement date is xx/xx/xxxx which is after note date is xx/xx/xxxx."
																									* Zip code given on note conflicts with the code present in Scienna (Lvl x) "As per updated title report xx/xx/xxxx zip code "xxxxx" however, recorded mortgage and recorded deed shows the zip code "xxxxx"."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76190655	xx	Unavailable	Not Applicable	16.598%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.375%	$1,080.83	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
The chain of the assignment has not been completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are three civil judgments in the total amount of xx which was filed by different plaintiffs.
x. There is IRS lien in the amount of xx which was recorded on xx
Annual county taxes have been paid in the amount of xx
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has not been delinquent. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Comment history is available from xx However, we require latest xx months comments history. Comments are missing from xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx. had filed bankruptcy under chapter xx and the plan was confirmed on xx
POC was filed on xx with the secured claim amount of xx and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the xx months.
Voluntary petition filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx maturity date is xx	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized Term xx. However, tape data shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc Date of last modification is  xx However, tape data shows  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx. However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment History String Reversal is xx tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosure is missing from the loan file.
Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUDx , the settlement date is xx/xx/xxxx and the note date is xx/xx/xxxx, which is different from each other."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18311237	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx The chain of the assignment has been completed. xx. The county and city annual taxes for the year of xx have been paid in the total amount of xx No delinquent taxes have been found for the prior year	The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx/xxx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of xx/xxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/xxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx According to the order confirming plan dated xx the debtor shall pay xx beginning from xx then xx beginning from xx The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx According to modify plan dated xx the debtor plan payments of xx per month effective with the plan payment due for xx
As per servicing comments, unable to determine the reason for default. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
A review of collection comment shows no indication of post closing foreclosure activity.
The latest BPO report dated xx shows that the subject property needs repairs for the estimated amount of xx which consist of interior power wash estimated the cost in the amount of  xx No further details have been found stating the completion of repairs. However, the collection comments do not indicate any damage and repairs. (xx). The subject property is owner occupied and is in average condition. The subject property As-Is sales price is xx and repaired As-Is price is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx According to the order confirming plan dated xx the debtor shall pay xx beginning from xx then xx beginning from xx The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx According to modify plan dated xx the debtor plan payments of xx per month effective with the plan payment due for xx
Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Payment History String Loan Value: xx Tape Value: xx Comment: Payment history string is xx Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type: Field: Purpose of Transaction per HUD 1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD 1 is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state. The following state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$200.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59720880	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$25,761.83	6.000%	$404.65	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is complete; currently assignment is with xx. No delinquent taxes have been found. No active lines and judgments have been found. The combined annual taxes have been paid off in amount of $xxx.xx.	The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx. The borrower made the last payment as per the modification terms with interest rate is x.xx% and P&I is $xxx.xx.	Collections Comments:According to the BPO report dated xx subject property had damaged and property is owner occupied. As per exterior inspection only, the subject property have scrape and paint exterior repair is in amount of xx debris removal of older single wide mobile home repair is in amount of xx and structural repair is in amount of xx The total estimated cost of repair is xx The insurance claim and details regarding repairs are not available in the comments. Hence, unable to determine whether the damages have been repaired or not.

This Fixed modification agreement was made between the borrower ‘xx’ with the Lender xx As per the modified term, the new principal balance is xx The borrower promises to pay the monthly P&I of xx with the interest rate of xx; beginning from xx the accommodation maturity date is xx As per modification, the deferred balance is in the amount of xx and the interest bearing balance is xx

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modification terms with interest rate is xx and P&I is xx

Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘xx’ has filed the POC on xx with secured claim amount of xx and arrearage is xx POC was filed on deadline date xx Chapter plan xx entered on xx shows that the debtor shall pay the payment in amount of xx However, this plan was confirmed on xx No further information is available about bankruptcy filing. Currently loan is in active Bankruptcy.

No evidences have been found regarding foreclosure filing.
Update:
As per the servicing comment dated xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘xx’ has filed the POC on xx with secured claim amount of xx and arrearage is xx POC was filed on deadline date xx Chapter plan xx entered on xx shows that the debtor shall pay the payment in amount of xx However, this plan was confirmed on xx No further information is available about bankruptcy filing. Currently loan is in active Bankruptcy.	This Fixed modification agreement was made between the borrower xx As per the modified term, the new principal balance is xx borrower promises to pay the monthly P&I of xx with the interest rate of xx; beginning from xx the accommodation maturity date is xx As per modification, the deferred balance is in the amount of xx and the interest bearing balance is xx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value:xx Tape Value:xx----| xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: doc date is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: Origination rate was  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: converted to xx ratings scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: converted to xx ratings scale   Tape Source: Initial   Tape Type:
																					Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl x) "Final application is missing from the loan file however, values from the initial xxxx (xx)." * Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of service transfer is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$13,300.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53115115	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,318.88	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
The chain of assignment is incomplete; currently assignment is with ‘xx'. The last assignee should be with xx.
x. There are multiple IRS liens against the borrower in favor of ‘Department of the Treasury- Internal Revenue Service’ which were recorded on different date in the amount of xx which greater than the original loan amount xx .
x. There is civil judgment against the borrower in the favor of xx.
x. There is civil judgment against the borrower in the favor of xx.
x. There is civil judgment against the borrower in the favor of xx.
x. There is civil judgment against the borrower in the favor of xx.
x. There is civil judgment against the borrower in the favor of xx.
x. There is civil judgment against the borrower in the favor of xx.
x. There is civil judgment against the borrower in the favor of xx.
x. There is civil judgment against the borrower in the favor of xx.
xx. There is civil judgment against the borrower in the favor of ‘xx.
The combined taxes for the year of xx have been paid off in amount of xx
No delinquent taxes have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than x months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx. The borrower made the last payment as per the modification terms with interest rate is x.xx% and P&I is $x,xxx.xx.	Collections Comments:The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modification terms with interest rate is xx and P&I is xx

According to the previous loan modification agreement was made between “xx” in xx doc locator (xx) with new principal balance is xx and principal has reduced by xx Currently loan was modified in xx doc locator (xx) with UPB xx and also the payment history reflects current UPB is in amount xx We are unable to determine whether the lender forgive the principle or not.

Review of loan file and collection comment stated that the foreclosure was initiated in xx The complaint was filed on xx under xx Foreclosure was put on hold for modification was approved. No further information is available regarding foreclosure filing.
No evidences have been found regarding bankruptcy filing.

Foreclosure Comments:Review of loan file and collection comment stated that the foreclosure was initiated in xx The complaint was filed on xx under xx Foreclosure was put on hold for modification was approved. No further information is available regarding foreclosure filing.
No evidences have been found regarding bankruptcy and foreclosure filing.

Bankruptcy Comments:Not Applicable	Loan Modification agreement is made between xx (borrower) and ‘xx’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx borrower made last payment as per modification terms.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: amort term is xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: doc date is  xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: missing loan app   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: used xx ratings scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: used xx ratings scale   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx/Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance risk is moderate due to,
x. State Regulation restricted fees: Prohibited fees test: Loan data: $xx.xx, Comparison data is $x.xx and Variance is +$xx.xx.
x. TILA Finance charge test failed: Loan data $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and variance is -$xxx.xx.
x. TILA Foreclosure rescission finance charge test failed: Loan data $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and variance is -$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance state regulation test failed due to,
State Regulation restricted fees: Prohibited fees test: Loan data: $xx.xx, Comparison data is $x.xx and Variance is +$xx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed due to,
x. TILA Finance charge test failed: Loan data $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and variance is -$xxx.xx.
x. TILA Foreclosure rescission finance charge test failed: Loan data $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and variance is -$xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35965717	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/x/xx states that the subject mortgage was originated on xx.
The chain of the assignment has been not completed currently. The mortgage is with xx.
No outstanding liens/judgments against borrower/property.
Annual combined taxes have been partial paid in the amount of xx
Delinquent taxes have been located for the prior year xx in the total amount of xx
The review of the payment history reveals that borrower has been delinquent for x months and the next due date for the payment isxx/xx/xxxxThe last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxInterest rate is x.xxx%. The Current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:Comment History is available from xx However, we required latest xx months comments history. Comments are missing from xx
 According to comment dated xx the borrower is disputing about the payments which he had paid to the prior servicer. However, no further details have been found regarding the dispute.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: borrower%   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %:xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:  Charged $xxxxx.xx Allowed $xx,xxx.xx Over By -$xxxxx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged x.xxx% Allowed xx.xxx% Over By -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:  Charged $xxxxx.xx Allowed $xx,xxx.xx Over By -$xxxxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged x.xxx% Allowed xx.xxx% Over By -x.xxx%.
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* LTV or CLTV exceeds xxx% (Lvl x)     "LTV is xxx.xx% which is greater than xx.xxx% hence MI certificate is required; however, it is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xxx.xx% which is greater than xx.xxx% hence MI certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "TIL is not executed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61107677	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$58,782.33	4.000%	$850.92	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from xx.
Active liens and judgments against the borrower as follows:
There is an active civil judgment against the borrower xx  which was recorded on xx
There is IRS lien against the borrower xx. of The Treasury Internal Revenue Service which was recorded on xx
Annual combined annual taxes for the year of xx have been paid on xx/xx/xxxxn the amount of xx
According to a review of the payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xxxx. The UPB is not reflected in the payment history; however, the UPB is updated as per tape is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB is not reflected in the payment history; however, the UPB is updated as per tape is in the amount of xx
The reason for default is unable to be determined from the servicing comment.
As per the comment dated xx information has been given regarding possible of roof damage and the borrower wanted insurance information to start a claim. No further details related to nature of the damage,  date of loss and estimated repair cost of the damages have been found; however, as per the latest BPO report which was located at "xx", reveals the subject property has been occupied by the owner and no damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of xx lender has deferred the amount of xxfrom the new principal balance. Hence, the interest-bearing amount is xx. The loan has been modified twice since origination. The first time, the loan was modified on xx The copy of the previous modification agreement was located at “xx”. This modification contains the balloon provision, the debtor shall pay balloon payment of the deferred balance at the time of maturity date xx

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per the note amortized term is xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note borrower last name is xx  Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment: As per the modification agreement document date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per the note first payment date is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per the note original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: As per the note stated original P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per the note original stated rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 settlement statement along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl x) "Final application/xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49094568	xx	Unavailable	Not Applicable	48.920%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,993.39	4.375%	$898.29	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated x/x/xx shows the subject mortgage was originated on xx., Its Successors and Assigns.
There is one civil judgment against the borrower found open in the amount of xx favor of Columbia  Service In which was recorded on xx
According to updated title report, annual county taxes for the year of xx-xx xx-xx and xx-xx have been paid off in the total amount of xx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied to xx/xxx. The next due date is xx. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of xx which was applied to xx The next due date is xx The payment was received as per modification agreement. As per payment history, the current UPB is being reflected in the amount of xx
According to servicing comment, foreclosure is not initiated on the loan.
Review of PACER, bankruptcy is not initiated on the loan.
Reason for default is illness of borrower. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx The complaint file was filed on xx No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification was done on xx between the xx (borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx modification original rate is xx and Monthly P&I is xx The modification payment start date is xx and new maturity date is xx
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: The amortized term is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per loan files, the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is  xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per note, the original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note, the property Address is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. However, it is not signed by borrower."	* MI, FHA or MIC missing and required (Lvl x) "MI Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Oregon  State. The following required state disclosures are missing from the loan file.
x.Oregon Forced Placed Insurance Notice
x.Notice where Escrow Account is NOT Required
x.Escrow Notice for Loans Sold to Out-of- State Purchases within one year
x.Anti-Coercion Notice
x.Insurance Premium Notice
x.Insurance Sales Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to note loan was originated onxx/xx/xxxx. However, final HUD-x show settlement date asxx/xx/xxxx which is different from note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63452049	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$91,745.01	5.865%	$2,168.69	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment is incomplete. Currently assignment is with xx.
x. There is IRS lien against the borrower in amount of xx in the favor of xx.
x. There are eight civil judgments against the borrower in amount of xx
x. There are four state tax liens against the borrower in amount of xx in the favor of xx.
x. There is hospital lien against the borrower in amount of xx in the favor of ‘xx.
x. There are multiple ECB liens against the subject property in amount of xx in the favor of xx.
x. There are three PVB liens against the borrower in amount of xx
x. There are TAB liens against the borrower in amount of xx
The combined taxes for the year of xx-xx have been paid off in amount of xx
The utilities annual charges for the year of xx have been delinquent in amount of xx payable through due date xx
Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx with interest rate of x.xxx% for the due date of xx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred amount is $xx,xxx.xx. The Borrower made the last payment as per the modification terms.

Collections Comments:Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx and modification deferred amount is xx The Borrower made the last payment as per the modification terms.
According to modification agreement, the loan was modified on xx between the borrowers ‘xx.’. The new principal balance is xx deferred balance is xx and interest bearing amount is xx The borrower promises to pay P&I xx with interest rate xx beginning from xx The maturity date as per modification is xx The loan was modified two times since origination.
The Loan was modified into xx steps.
xx) Period: xx Rate: xx, P&I: xx Date: xx
xx) Period: xx Rate: xx, P&I: xx Date: xx

No evidences have been found regarding foreclosure and bankruptcy filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to modification agreement, the loan was modified on xx between the borrowers xx. The new principal balance is xxdeferred balance is xx interest bearing amount is xx borrower promises to pay P&I xx with interest rate xx beginning from xx The maturity date as per modification is xx The loan was modified two times since origination.
The Loan was modified into xx steps.
xx) Period: xx Rate:  xxP&I: xx Date: xx
xx) Period:  xx Rate:  xx, P&I: xx Date: xx
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: Deferred amount is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Mod Step xx rate os  xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State; however, required state disclosures are missing from loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Commitment Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36522944	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/x/xx shows the subject mortgage was originated on xx.
There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from "xx"
 Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx.
Annual county taxes for the year of xx-xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/xxx and the next due date is x/xxx. Current UPB reflects in the provided tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The borrower had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx
Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx
Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: AS per Original Note first payment date was  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per appraisal the appraisal value is xx & loan value is xx so LTV is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment History, payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per payment History reversed payment string is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per Original Note maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xx,xxx.xx.
TILA Finance Charge Test: The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xx,xxx.xx.
TILA APR Test: The loan data is x.xxx%, Comparison data is x.xxx% and the Variance is -x.xxx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16115553	xx	Unavailable	Not Applicable	33.885%	First	Short Form Policy	Not Applicable	x	xx	xx	$176,000.00	5.500%	$1,054.08	xx/xx/xxxx	Financial Hardship	As per the updated title report the subject mortgage was originated on xx.
The chain of an assignment has been completed.
There are no active liens and judgments against the borrower.
The first and second installment town taxes of xx have been paid.
The third and fourth installment town taxes of xx have been paid. No prior year delinquent taxes have been found.	The review of payment history as ofxx/xx/xxxxhows that the borrower is delinquent for x months and the next due date is xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied to xx. The UPB in the payment history is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and the current PITI is $x,xxx.xx.	Collections Comments:The collection comments review states that the loan is in active collection and the next due date is xx
As per comments the borrower is intent to retain the property.
According to the document located at "xx" the complaint was filed on xx; however, no recent foreclosure activity has been found.
As per the comments dated xx as per the prior BPO report dated xx the subject property was in fair condition and the suggested repairs are of xx painting, roof, debris removal and structural; however, there are no comments stating that these repairs have been completed and currently the property is in fair condition.
As per comments, the reason for default is Excessive Obligation and the property is currently occupied by unknown.
Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The review of PACER documents states that the borrower has filed the bankruptcy under chapter xx POC was filed on xx with a secured claim amount of xx and the arrearage amount is xx; however, the debtor was dischrged on xx and the case was terminated on xx	This modification agreement was made on between the lender and the borrower and as per modified terms the borrower promises to pay the modified principal balance of xx with the deferred amount of xx and the interest bearing amount of xx The payments were made with the modified interest rate xx and the P&I amount of xx The payments started from xx and the new maturity date is xx There is balloon provision as per which the entire principal balance of the loan must payable in full at maturity.
The loan was modified twice since origination and as per document located at "xx"
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per note, the total amortized terms are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER records, the borrower has filed bankruptcy after loan origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per available modification agreement, the modification date is xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: As per available document the documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:  xx   Variance:    Variance %:    Comment: As per payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per payment history, the reversed string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property has been located in NJ. The following required disclosures are missing in the available loan files.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosure
Choice of Insurer Disclosure
Civil Union/ Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6936127	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$41,826.48	4.000%	$760.84	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxx toxx/xx/xxxxtates that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections.
Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx
Loan Modification agreement was made between borrower xx.
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
The prior loan modification document is available at “xx”.
No evidences have been found in the latest servicing comments regarding the property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on  xx and ends with the maturity date of  xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is  xx The UPB that has been amortized is xx as an interest bearing amount.
The prior loan modification document is available at “xx”.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD 1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized terms are xx. Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: As per note the original stated rate is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as  xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17716460	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.625%	$452.40	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed.  The last assignment is with the xx.
There are x civil judgments against the borrower xx in favor of xx which was recorded on xx.
There is one civil judgment against the borrower xx in favor of xx
There is one civil judgment against the borrower xx which was recorded on xx
There is one civil judgment against the borrower xx which was recorded on xx
Combined annual taxes for the year of xx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxxhe borrower is currently maxxthe regular payments and next due date is x/x/xx. The last payment was received on xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as of xx the loan is active in the bankruptcy and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx
According to the modification, the loan was modified on xx between the borrower xx.
The borrower xx had filed for bankruptcy under chapter xx The plan confirmed on xx The POC was filed on xx for the secured claim amount is xx As per chapter xx plan the debtor shall pay to the trustee xx per month.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter xx The plan confirmed on xx The POC was filed on xx for the secured claim amount is xx As per chapter xx plan the debtor shall pay to the trustee xx per month.	According to the modification, the loan was modified on xx between the borrower xx. The new modified principal balance as per modification is in the amount of xx loan was modified in xx steps beginning on xx till maturity date of xx The borrower is currently maxxthe payment as per the first step in the amount of xx with an interest rate of xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Doc date of modificatioin is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address xx.   Tape Source: Initial   Tape Type:
Field: xx Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Brokerage/Finder Fee Test:Loan Data:$x,xxx.xx Comparison Data :$x,xxx.xx Variance :+$x,xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee State. However following disclosures are missing from the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined in the avaiable loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3405676	xx	674	Not Applicable	35.766%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.225%	$3,750.34	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the subject mortgage is with the lender,xx.
There is one subordinated mortgage originated on xx in the favor of xx a banxxorganization in the amount of xx. The subordination agreement was recorded on xx
First and second installments of county taxes for the year of xx-xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the latest payment history as ofxx/xx/xxxxhe borrower is currently delinquent for x month and the next due date xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate as per modification agreement dated is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is reflected in the amount of xx The current interest rate as per modification agreement dated is xx and P&I is xx The loan was modified on xx between the borrower, “xx”. The new modified principal balance as per modification is in the amount of xx and the borrower promises to pay P&I in the amount of xx with interest rate starting at xx beginning from xx The maturity date as per modification is xx No foreclosure/bankruptcy details have been found in the loan file. Current occupancy and condition of the subject property are unable to determine from the collection comment. No latest BPO report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Update:
As per the comment dated xx the subject property is occupied.
As per the comment dated xx the foreclosure was cancelled. As per the comment dated xx the loan is reinstated.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx between the borrower, xx. The new modified principal balance as per modification is in the amount of xx and the borrower promises to pay P&I in the amount of xx with interest rate starting at xx beginning from xx The maturity date as per modification is xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per note amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The loan was modified on  xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Application is available in the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per appraisal report LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per note stated rate is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: As per payment history reversed string is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76472603	xx	Unavailable	Not Applicable	36.837%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$1,973.68	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
There is an active junior mortgage in the amount of xx
No active liens and judgment have been found on updated title report.
Annual County tax of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $x,xxx.xx on x/x/xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comment states that the borrower has been the delinquent for xx month. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx The last payment was made by the borrower according to the modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx Amended Chapter xx Plan was filed on xx which states that the debtor shall pay xx for months xx then xx for months xx then xx for months xx  Order Confirming Chapter xx Plan was filed on xx which states that the debtor xx amended chapter xx plan was filed on xx is hereby confirmed. Motion to Approve Loss Mitigation was filed on xx by the subject creditor and Order on Motion to Approve Loss Mitigation was filed on xx which states that the Loan Modification agreement for subject loan is approved.  The new modified rate is xx, P&I in the amount of xx which began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Currently debtor is in active bankruptcy.
No Information has been found regarding current occupancy in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx Amended Chapter xx Plan was filed on xx which states that the debtor shall pay xx for months xx then xx for months xx then xx for months xx Order Confirming Chapter xx Plan was filed on xx which states that the debtor xx amended chapter xx plan was filed on xx is hereby confirmed. Motion to Approve Loss Mitigation was filed on xx by the subject creditor and Order on Motion to Approve Loss Mitigation was filed on xx which states that the Loan Modification agreement for subject loan is approved. The new modified rate is xx, P&I in the amount of xx which began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx The new principal balance is xx interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term are xx; however, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is  xx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interst only perid is yes; however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: Original stated p&I xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment: Payment histroy string is xx; however, tape showsxx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment histroy string xx; however, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Anti-Coercion Notice
x. Radon Gas Disclosure
																									x. Insurance Sales Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5575398	xx	Unavailable	Not Applicable	45.935%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$817.18	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxxeflects that the subject mortgage was originated on xx. x which was recorded on xx The chain of assignment has been completed. The latest assignment is with xx which was recorded on xx
No active judgments or liens have been found against the borrower.
x installment of county taxes for the year of xx/xx have been paid onxx/xx/xxxxn the amount of xx
x installment of county taxes for the year of xx/xx have been paid on xx/xx/xxxxn the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxxhe borrower is currently delinquent for x months and the next due date for payment is xx. The last payment received to date wasxx/xx/xxxxnd it is in the amount of $xxx.xx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently active in Collections and the next due date for payment is xx
The reason for default from the servicing comments is Excessive Obligations.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:According to the collection comment dated xx the file referred to attorney date is xx No further details found about foreclosure.
Bankruptcy Comments:According to the PACER, the borrower “xx ” had filed bankruptcy under chapter xx with the  xx and the plan was discharged on xxand was terminated on xx
The POC has not been filed. According to the schedule D of Voluntary Petition which was filed on xx the total claim amount is xx; however, the value of collateral mentioned as xx Therefore, the unsecured portion as per voluntary petition showing in the amount of xx

This Step modification agreement was signed between the borrower xx The principal Balance is xx with interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity date is xx The interest-bearing amount is xx amount of xx which is eligible to forgiveness. However, the forgiven amount exceeds xx of the modified principal balance. The loan has been modified only once since origination. This modification does not contain any balloon provision.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per Note the amortized term is xx. However, tape reflects xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER there are details about bankruptcy. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Servicing comment there are details about foreclosure. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per Mod the last Modification date is  xx However, tape reflects  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Note it is Interest only. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per Mod step xx date is  xx However, tape reflects  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: As per Mod step xx rate is  xx. However, tape reflects  xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:  xx   Tape Value: xx   Variance:xx   Variance %:xx   Comment: As per Note the P&I is xx However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: As per Payment History, the String is  xx. However, tape reflects xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per Payment History, the String Reversed is xx However, tape reflectsxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: Result:FAIL; Loan Data:$xxx,xxx.xx; Comparison Data: $xxx,xxx.xx;Variance: -$xxx,xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result:FAIL; Loan Data:$xxx,xxx.xx; Comparison Data: $xxx,xxx.xx;Variance:  -$xxx,xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD state. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51511835	xx	676	640	44.948%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$259.29	xx/xx/xxxx	Financial Hardship	Per title updated datedxx/xx/xxxxthe subject mortgage originated on xx
There is a municipal lien in a NON-super lien state that remains unpaid dated xx
The x installment county taxes of xx are due in the amount of xx
All prior taxes have been paid.
Per the pay history dated xx/xx/xxxxthe borrower is delinquent for x months and the next payment is due for xx/xx/xxxxThe payment received onxx/xx/xxxxas reversed due to insufficient funds onxx/xx/xxxxThe last applied payment was received onxx/xx/xxxxn the amount of $xxx.xx and applied to the due date of xx. The UPB is reflected in the amount of $xx,xxx.xx.
Collections Comments:
Loan Status: The loan is active in collections. The next payment due date is xx
RFD: As per servicing comment xx it is due to unemployment and curtailment of income.
The borrower intends to keep the property.
Foreclosure: Recent foreclosure action was initiated by filing the xx However, the FC was canceled due to loan reinstatement.
According to the property inspection report dated xx the subject property is in fair condition and has been occupied by the owner. No repairs were noted.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney xx The FC complaint was filed on xx The judgment was entered on xx  However, the servicing comment dated xx states that the FC action was canceled as the borrower brought the loan in current state. The loan was next due for xx
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx The debtor was discharged on xx and the case was terminated on xx	The modification agreement dated xx with Servicer “xx” reflects a modified principal balance of xx first modified payment begins on xx with a new interest rate of xx and P&I payment of xx The new maturity date will be xx There is a balloon provision with the amount of xx on the maturity date.	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Tape data amortized term is the modified term Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bankruptcy was filed onxx under chapter xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan ws in FC within the last  xx months so it was entered.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The doc date of the las modification is  xx and the signature date is  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Per pay history, Pay string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Per pay history, Pay string reversed is xx   Tape Source: Initial   Tape Type:
																					Field: Purpose of Transaction per HUD 1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Per HUD 1 the borrower is not paying off any consumer debt and cash back is less than xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10576856	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$880.08	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx not in its individual capacity but solely as trustee for xx.

No active liens and judgments have been found.

The first installment county taxes of xx have been paid in the amount of xx
The second installment county taxes of xx have been due in the amount of xx
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxxhe borrower is current with the loan and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:The borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx
The loan has been modified, this modification agreement was made between Borrower Juanita Russell and Servicer Select xx reason for modification is financial hardship. As per the modified terms, new principal balance is xx Borrower promises to pay xx monthly with a modified interest rate xx beginning from  xx with a maturity date xx The interest bearing amount is xx There is no deferred balance and principal forgiven amount.
The borrower xx had filed bankruptcy under Chapter xx with the case xx As per the schedule-D of voluntary petition dated xx the value of collateral is xx and the amount of claim is xx Hence, the unsecured portion is xx According to chapter xx plan dated xx the debtor shall pay the trustee xx per month for a period of xx months. The deadline to file the POC was set for xx The date of last filing is xx
The foreclosure has not been initiated since origination.
Unable to determine the occupancy of the subject property.
No comments have been found indicating damages and repairs to the subject property.

Update:
As per the servicing comment dated  xx is discharge waiting. As per the servicing comment dated xx the BK case is still open.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter xx with the case xx As per the schedule-D of voluntary petition dated xx the value of collateral is xx and the amount of claim is xx Hence, the unsecured portion is xx According to chapter xx plan dated xx the debtor shall pay the trustee xx per month for a period of xx months. The deadline to file the POC was set for xx The date of last filing is xx	This modification agreement was made between borrower xx reason for modification is financial hardship. As per the modified terms, new principal balance is xxborrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date xx The interest bearing amount is xx is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized terms are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under Chapter  xx with the case xx onxx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The last modification date is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The first payment date xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The payment history reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xx,xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of escission because it is understated by more than $xx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xx,xxx.xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than /x of x percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is x.xxx% and comparison data is x.xxx%; hence, the variance is -x.xxx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33920094	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx.
No active liens or judgments have been found.
The x, x, x and xth installments of combined taxes for the year of xx are paid in the amount of xx respectively.
The current ownership is vested in the name of xx (borrower).

The review of the payment history reveals that borrower is current with the loan and the next due date for the payment is xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx. The Current UPB reflected is in the amount of $xxx,xxx.xx. The borrower had made his last payment as per ARM change notice (xx).	Collections Comments:The review of comment history shows that the borrower is current with the loan. According to comment history dated xx the prior reason for default is curtailment of income.
The comment history dated xx shows that the property has a water damage. The check xx of amount xx was received. According to comment history dated xx the check# xx of amount xx has sent to insurance department. The funds will be released after inspection. No evidence has been found stating the amount of damage and nature of damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	Field: ARM Index Type Loan Value: xx Tape Value: xx Comment: ARM Index type is xx. However the tape shows that it is Libor-one year xx. Tape Source: Initial Tape Type:
Field: Number Of Units   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The number of units are two. However the tape shows that it is of one.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xxHowever the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: Property Address street is xx. However the tape shows that it is  xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Family Tape Value: Single Family Variance: Variance %: Comment: The subject property type is xx Family. However the tape shows that it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																									* Operative index value is unable to confirm (Lvl x) "The operative index value is unable to be determined from the available loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69165480	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.750%	$745.27	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignee is xx; however, the current assignment should be with “xx.”. There is a junior mortgage in the amount of xx. No active judgments or liens have been found pending. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for x months. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx that was applied on xxx. The next payment is due on xxx. As per payment history, the current UPB is $xx,xxx.xx.	Collections Comments:The loan is in collections. The borrower is not maxxthe payments regularly. The borrower is delinquent for xx months. The last payment was received on xx in the amount of xx that was applied on xx The next payment is due on xx Loan Modification agreement was made between borrower xx The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx No evidence of bankruptcy and foreclosure has been found. No information has been found regarding borrower’s intention and reason for default. No information has been found regarding current occupancy & condition of subject property. As per available Inspection report dated xx the subject property is occupied with no visible damages or repairs.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD 1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: ARM Index Type Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment History string reversed is xx howverr the tape data shwos xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 and itemization of fee are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan fie."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98747728	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.350%	$2,106.09	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxxeflects that the subject mortgage was originated on xx.

The chain of the assignment has been completed. The latest assignment is xx

No judgment and liens were open against the borrower.

Combined x, x, x and xth installments for the year of xx have been paid in the total amount of $ xx
No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxhe borrower is currently delinquent for x months. The last payment received onxx/xx/xxxxhe payment applied date was xx/xxx and the next due date for payment is xx/xxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xx months. The last payment received on xx the payment applied date was xx and the next due date for payment is xx Unable to determine the reason for default from the given comments. The subject property has been occupied by the owner. No comments have been found for damages.
Foreclosure Comments:The foreclosure was initiated on the subject property. The foreclosure referral date and complaint filed date unable to determine. As per the comment dated xx the foreclosure sale has been scheduled on xx; however sale has been put on hold due to loss mitigation on xx
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter xx The plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx However the case was dismissed on xx and terminated on xx	According to the reaffirmation agreement, made on xx in between the borrower xx. The new reaffirmed principal balance is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xxx beginning on xx The maturity date has not been found in the reaffirmation agreement.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: No discrepancy. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per note first payment date is  xx; however tape reflects  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %:  xx   Comment: As per note P&I xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per payment history string is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per payment history reversed string is xx; however tape reflects xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA APR Test: Result: FAIL

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Result: FAIL

This loan failed the TILA APR test."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MA State. The following state disclosures are missing in the loan files.
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34184323	xx	583	583	64.338%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$1,263.14	5.000%	$625.69	xx/xx/xxxx	Financial Hardship	Updated title report as of xx/xx/xxxxhows that the subject mortgage was originated on xx. No active judgments or liens have been found. Annual estimated tax is xx with no prior year delinquency.	The Payment History as of xx/xxxx reveals that the borrower has been the delinquent for x months. The last payment was received on xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx. Next due date is xx/xx/xxxxThe current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment reveals that the borrower has been the delinquent for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx Next due date is xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx
Borrower (xx) had filed bankruptcy under chapter xx with the  xx debtor discharged on xx and terminated on xx
No evidence of post-closing FC has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower (xx) had filed bankruptcy under chapter xx got debtor discharged on xx and terminated on xx	The loan modification agreement has been made between borrower and lender effective from xx As per MOD borrower agreed to pay the loan with fixed interest rate of xx and P&I of xx The new modified principal balance is xx payment was started from xx and the maturity date is xx
There is a recent MOD located at “xx” which is effective from xx However it is not executed.
Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: USED DATA FROM NOTE Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: USED BANKRUPTCY DOCS IN FILE   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: USED DATE FROM MODIFICATION IN FILE   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment: MOD is fixed   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MOD is fixed   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per pay history string.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per pay history string.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final xxx, borrower total income is $xxxx.xx and total debt for DTI is $xxxx.xx hence the DTI is greater than xx.xx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85560968	xx	762	718	28.312%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the assignment is with xx. The current assignee should be “xx.” There is a junior mortgage in the amount of xx which was recorded on xx. There is an IRS lien in the amount of xx which was recorded on xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/x/xx in the amount of $xxxx.xx that was applied for the due date of xxx. The next payment is due on xxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx The Voluntary petition was filed on xx As per chapter xx plan dated xx the debtor shall pay xx per month for xx months. The plan has not been confirmed yet. The POC was filed on xx with POC amount of xx and amount of arrearage of xx The borrower is maxxpayments regularly. The last payment was received on xx in the amount of xx that was applied for the due date of xx The next payment is due on xx The loan has not been modified yet since origination. The borrower wants to keep the subject property. As per collection comment the subject property is occupied by owner with good condition and well maintained.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx The Voluntary petition was filed on xx As per chapter xx plan dated xx the debtor shall pay xx per month for xx months. The plan has not been confirmed yet. The POC was filed on xx with POC amount of xx and amount of arrearage of xx	Not Applicable	Affiliated Business Disclosure	Field: ARM Index Margin Percent Loan Value: xx Tape Value: xx Comment: ARM index margin percent is xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: ARM lifetime floor percent is  xx   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Next rate change date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12574334	xx	Unavailable	Not Applicable	49.553%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/x/xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxx toxx/xx/xxxxThe last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the tape data history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the tape data history is in the amount of xx
No evidence has been found regarding the bankruptcy in the latest collection comments.
No evidence has been found regarding the reason for default in the latest collection comments.
No evidences have been found in the latest servicing comments regarding the property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Next Rate Change Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Payment History String xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String reversed xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD 1 is Refinance however the tape data shows Cash Out.   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to APR Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed for APR test. As per loan data is x.xxx%  However, comparison data is $x.xxx and variance is -x.xxx."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54161605	xx	Unavailable	Not Applicable	18.769%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx. * One junior mortgage found opened recorded on xx. No active judgments or liens have been found pending. Property Tax Status; x) Annual combined taxes for the year of xx have been paid in the amount of xx No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is not maxxpayments regularly. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is xx.xxx% with P&I in the amount of $xxx.xx. The last payment was received according to the ARM change notice located at (xx)	Collections Comments:Collection comments available from xx shows that the borrower is not maxxpayments regularly. The loan payment is currently xx month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The last payment was received according to the ARM change notice located at (xx)
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx
The loan is currently in active bankruptcy.
The latest BPO report dated xx available in the loan file located at (xx) shows that the subject property is owner occupant. Home appears to be well maintained. The same report shows that there are repairs are needed for roof (replace the roof) in the amount of xx Collection comment does not show any comment stating that the damages are repaired or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx
Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value:xx----| Comment: Tape Source: Initial Tape Type:
Field: Next Rate Change Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Rate change is every xx months   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:xx   Variance %:xx   Comment: System calculation   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
																					Field: Sales Price (xx) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape data incorrect Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file." * Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file." * Operative index value is unable to confirm (Lvl x) "Unable to calculate operative index value from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
14309790	xx	Unavailable	Not Applicable	58.558%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$34,677.17	2.000%	$361.86	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx. The chain of the assignment has not been completed. The last assignment is from xx.
There are two junior mortgages against the subject property. First mortgage was originated on xx.

First installment of county taxes for the year of xx has been paid on xx/xx/xxxxn the amount of xx and second installment is due in the amount of xx. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date is xx/xx/xxxxThe last payment was received on xx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current interest rate as per modification agreement is x.xxx % and P&I is $xxx.xx.	Collections Comments:The loan is in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is reflected in the amount of xx The current interest rate as per modification agreement is xx and P&I is xx
According to the modification agreement dated xx the new principal balance is xx out of which the lender has deferred the principal balance of xx This deferred balance is eligible for forgiveness.
The borrower, "xx" had filed bankruptcy under chapter xx According to voluntary petition schedule D, the value of the collateral is xx and amount of secured claim is  xx individual debtor's statement of intention shows that the debtor wants retain the subject property and reaffirm the debt. The case was discharged on xx and was terminated on xx No foreclosure details have been found in the loan file.
According to comment dated xx the reason for default is reduction in income and death in family. The subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under chapter xx According to voluntary petition schedule D, the value of the collateral is xx and amount of secured claim is xx individual debtor's statement of intention shows that the debtor wants retain the subject property and reaffirm the debt. The case was discharged on xx and was terminated on xx	This step modification agreement was signed between the borrower, “xx” on xx The loan has been modified once since origination. The new principal balance is xx out of which the lender has deferred the principal balance of xx deferred balance is eligible for forgiveness. The interest bearing amount is reflected in the amount of xx. The borrower promises to pay xx with the rate of interest starting with xx beginning from xx The new maturity date is xx The loan was modified with three steps.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER, there is bankruptcy. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: The Modification reflects the Modification Step xx Rate as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note, the property Address is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per HUD 1, the purpose of transaction is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test.
TILA APR Test: FAIL  Loan Data : x.xxx%  Comparison Data : x.xxx%  Variance : -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
TILA APR Test: FAIL  Loan Data : x.xxx%  Comparison Data : x.xxx%  Variance : -x.xxx%.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76894306	xx	Unavailable	Not Applicable	46.389%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$54,385.39	2.000%	$722.39	xx/xx/xxxx	Financial Hardship	As per updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx which was recorded on xx
There is a junior mortgage in the favor of xx.
There is also a Civil judgment against the borrower xx.
The annual county taxes of xx have been paid in the amount xx
No prior year's delinquent taxes have been found.
The review of payment history as ofxx/xx/xxxxhows that the borrower is current with loan and the next due date for the payment is xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx, which was applied for xx. The current UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx. The borrower has been maxxpayment as per the loan modification agreement dated xx/xxx.	Collections Comments:According to the servicing comments, the borrower is current with the loan.

The review of payment history as of xx shows that the borrower is current with loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx which was applied for xx The current UPB reflected in the latest payment history is in the amount of xx The borrower has been maxxpayment as per the loan modification agreement dated xx

Reason for default is unable to be determined.

No evidences have been found in the latest xx months of servicing comments regarding the occupancy and damages.

No BPO and inspection reports have been provided.

Update:
As per comment dated xx the borrower’s income is impacted by covidxx Further details not provided.
As per comment dated xx the roof of the subject property was damaged due to hurricane. An estimated cost of repair is xx Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx The plan was confirmed on xx As per confirmed plan, the debtor shall pay to the trustee the sum of xx monthly for xx months. This case was discharged on xx	This step loan modification agreement was made between (borrower) xx The unpaid principal balance is xx with the interest rate of xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity date will be on xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per modification note, loan original maturity terms are xx months. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: As per note, the subject property Address xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Florida. The following state disclosures are missing from the loan file:
x. Anti-Coercion Notice.
x. Title Insurance Disclosure.
x. Radon Gas Disclosure.
x. Insurance Sales Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51449076	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,348.77	2.000%	$640.55	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxthe subject mortgage was originated on xx
There is a civil judgment against the subject property in the amount of xx
xx year annual county property taxes has been paid off in the amount of xx
Provided payment history as of xx/xx/xxxxeveals that the loan is performing. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx reveals that the loan is performing. The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx
According to the servicing comments, the subject property was owner occupied with no visible damage or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the modification agreement made on xx the new principal is in the amount of xx with interest rate of xx In addition to this the lender agrees to permanently forgive the principal balance in the amount of xxwhich exceeds xx of the modified principal amount.
According to the available servicing comments dated from xx foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorney on xx The foreclosure file was placed on hold due to bankruptcy filed by the borrower on xx Since comments are available only up-to xx we are unsure about the outcome of this foreclosure proceedings.
The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx

Foreclosure Comments:According to the available servicing comments dated from xx foreclosure was initiated on the subject property in xx The foreclosure file was referred to an attorney on xx The foreclosure file was placed on hold due to bankruptcy filed by the borrower on xx Since comments are available only up-to xx we are unsure about the outcome of this foreclosure proceedings.
Bankruptcy Comments:The xx (borrower) had filed bankruptcy under chapter xx and the plan was confirmed on xx
POC was filed by xx NA. on xx in the secured claim amount xx and an arrearage in the amount of xx
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrower xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the modification agreement made on xx the new principal is in the amount of xx with interest rate of xx. In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx exceeds xx of the modified principal amount.
Affiliated Business Disclosure Credit Application Credit Report Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Florida. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unable to be confirmed from the given lenders documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42153426	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.530%	$460.54	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated x/x/xx reflects that the subject mortgage was originated on xx. The chain of the assignment has not been found. The latest assignment should be with xx. There is HOA lien active in the favor of x x x in the amount of xx	According to the payment history as ofxx/xx/xxxxhe borrower is currently delinquent for xmonths. The last payment received onxx/xx/xxxxhe payment applied date was xx/xxx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xx months. The last payment received on xx the payment applied date was xx and the next due date for payment is xx The reason for default is decreased income and excessive obligations. The subject property has been occupied by the owner. No comments have been found for damages or repairs. The subject property is in good condition. This loan was modified only once.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on xx The maturity date reflects per modification is xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: First Payment Due Date. If your account has a balance as of the closing date, your first payment due date will be ~xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Per note fixed rate.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Used Appraisal value.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Taken from History.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Taken from History.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx  Tape Value:  xx   Variance:    Variance %:    Comment: The note indicates Data provided, however appraisal notes unit number in legal   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Per Note loan is a cash out Line of Credit.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo ( xx Stories) Tape Value: Co-op Variance: Variance %: Comment: Appraisal indicates a single Family and fee simple. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Right of Rescission Test: Result FAIL
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: Result FAIL
This loan failed the TILA right of rescission test."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IL State. The following state disclosures are missing in the loan files.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45679531	xx	Unavailable	Not Applicable	30.499%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$11,588.14	6.125%	$311.24	xx/xx/xxxx	Financial Hardship	Per title updated on x/x/xx, the subject mortgage originated on xx.
The chain of assignment is complete as current assignee is xx.
 A second lien also from Household appears on the updated  of xx indicating the debt remains unpaid.
Borrower has an unpaid RE tax lien issued and not yet redeemed in the amount of xx.	The payment history as ofxx/xx/xxxxeflects the borrower is x month delinquent and due for the March xx payment. The last funds were received onxx/xx/xxxxn the amount of $xxx.xx and was applied to the February xx payment. The current UPB reflects $xx,xxx.xx.	Collections Comments:The payment history as of xx reflects the borrower is xx month delinquent and due for the March xx payment. The last funds were received on xx in the amount of xx and was applied to the xx payment. The current UPB reflects xx
The loan Modification Agreement located in the file is dated xx with an effective date of xx and signed by lender on xx and shows that it is a Limited Term Mod.  The total UPB is xx of which xx is Deferred and the remaining xx is the Interest Bearing Amount that will be repaid at a fixed rate of xx with a P&I payment of xx beginning xx for a limited term until xx when the terms will revert back to the original terms of the Note of a fixed rate of xx with a P&I payment of xx until the maturity date per the Note of xx
There is no indication of any foreclosure activity and no post origination bankruptcy filings.
Servicing comments do not reflect any property damage.

Update:
As per the servicing comment dated xx foreclosure was initiated in xx As per the servicing comment dated xx the complaint was filed. As per the servicing comment dated xx FC was cancelled on xx due to reinstatement.
As per the servicing comment dated xx the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan Modification Agreement located in the file is dated xx with an effective date of xx and signed by lender on xx and shows that it is a Limited Term Mod. The total UPB is xx of which xx is Deferred and the remaining xx is the Interest Bearing Amount that will be repaid at a fixed rate of xx with a P&I payment of xx beginning xx for a limited term until xx when the terms will revert back to the original terms of the Note of a fixed rate of xx with a P&I payment of xx until the maturity date per the Note of xx	Affiliated Business Disclosure Credit Report	Field: Deferred Balance Amount Loan Value:xx Tape Value:xx Comment: The Deferred Balance per the Modification Agreement is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The doc date of the modification provided is xx with an effective date of  xx and is signed by the lender on  xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: The First Payment Date per the Note is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Per the Modification Agreement, the First Modification Payment Date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Per the Modification Agreement, the Reduction Period End Date is  xx at which the fixed rate of  xx reverts back to the fixed rate of the original Note of  xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: Tape data is rounded.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  borrower%   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Tape data is rounded.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay string per payment history xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment: The pay string reversed per payment history is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated Maturity Date per the Note is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk Indicator is Moderate due to failing the Interest Rate Test and the Points and Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located (PA).
Interest Rate Test: FAIL. Loan Data reflects xx.xxx%; Comparison Data reflects x.xxx%, Variance of +x.xxx%.
This loan failed the GSE Points and Fees Test for Fannie Mae and Freddie Mac public guidelines.  Loan Data $x,xxx.xx; Comparison Data $x,xxx.xx; Variance of +$xxx.xx.
The points and fees charged to the borrower exceed x% of the mortgage amount."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl x)     "The Final TIL is not executed or hand dated by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated Business Disclosure is missing from the file."
																									* TIL not hand dated (Lvl x) "The Final TIL is not executed or hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40324337	xx	Unavailable	Not Applicable	33.913%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. As there is no assignment done by xx the assignments should be with xx.
The county annual taxes for the year of xx have been paid in the amount of xx No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower is current with loan and next due date for the payment is xx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
As per servicing comments, unable to determine the reason for default.
A review of collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Comment: LTV is xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property Address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD 1 is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl x)     "The final application is missing from the loan file. However, values are considered from initial application datedxx/xx/xxxx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan failed the prepayment penalty term test.
loan charges a prepayment penalty with a term exceeding x years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2370330	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$919.90	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxxeflects that the subject mortgage was originated on xx

The chain of the assignment has not been found. The latest assignment should be with xx.

No judgment and liens were open against the borrower.
Combined x Installment of xx has been due in the amount of xx.
Combined x Installment of xx has been due in the amount of xx.
Combined x Installment of xx has been paid in the amount of xx.
Combined xth Installment of xx has been paid in the amount of xx.
No prior year taxes have been found delinquent.	According to the payment history as ofxx/xx/xxxxhe borrower is current with the loan. The last payment received on xx the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in performing status. The borrower is current with the loan. The last payment received on xx the payment applied date was xx and the next due date for payment is xx The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on xx The maturity date reflects per modification is xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Borrower xx Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower middle name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower first name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower name is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final hud-1 is missing from the loan file along with estimated hud-1 and itemization."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file; however, values are updated from unexecuted application."
* Application Not Signed by All Borrowers (Lvl x)     "Final xxxx is missing from the loan file; however, values are updated from unexecuted application."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IL State. The following state disclosures are missing in the loan files.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93663425	xx	Unavailable	Not Applicable	26.011%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$914.63	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
There is one judgment against the name of borrower in the amount of xx.
The annual combined taxes of xx-xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is performing and borrower is maxxthe payments. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xx% for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. Borrower is maxxthe payments as per the mod dated x/xxx.	Collections Comments:the loan is performing and borrower is maxxthe payments. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The latest payment history reflects the UPB in the amount of xx Borrower is maxxthe payments as per the mod dated xx

The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx The borrower had given promise to pay P&I in the amount of xx which had xx with a new maturity date of xx The rate changes in xx steps ending at xx

The subject property is owner occupied and no visible damages were reported.

Update:
As per the comment dated xx the mod was effective on xx The modified new principal balance is xx The modified P&I is xx and the interest rate is xx, which began from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx The rate changes in xx steps ending at xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Taken from the modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: First step was left off which threw all out of order   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Rounding error   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Data Error   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Data Error Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD State and the required disclosures are missing from the loan file.
Affidavit of Consideration
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31300807	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$129,492.23	2.000%	$611.71	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx. There are x state tax liens against the borrower total in the amount of xx. There is one IRS lien against the borrower total in the amount of xx. The annual combined taxes of xx have been paid total in the amount of xx. No prior year delinquent taxes have been found.	Review of updated payment history shows that the loan is performing. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xx% for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The latest payment history reflects the UPB in the amount of xx
The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx The borrower had given promise to pay P&I in the amount of xx which had xx with a new maturity date of xx The rate changes in xx steps ending at xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

As per updated title report there is one notice of sale and sale was scheduled on xx Buthe sale was void due to the bankruptcy filed by borrower on xx The affidavit located at "xx' was legally void.

Borrower xx had filed bankruptcy under Chapter xx The POC was not filed by the borrower. The bankruptcy was dismissed on xx and the case was terminated on xx
The BPO report dated xx located at “xx” shows that required landscaping with the estimated cost of xx However, unable to verify the repair has done or not as we have servicing comments till xx The subject property is owner occupied.

No comments found regarding the foreclosure proceedings.
Borrower did not file bankruptcy since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed bankruptcy under Chapter xx The POC was not filed by the borrower. The bankruptcy was dismissed on xx and the case was terminated on xx	The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx. The rate changes in xx steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Application Credit Report Document Showing a Index Numerical Value Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Updated due to the latest Modification Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Updated with initial appraisal in loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in GA State and the required disclosure "Disclosure of Additional Fees" is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$800.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43130567	xx	Unavailable	Not Applicable	95.318%	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	2.000%	$452.42	xx/xx/xxxx	Financial Hardship	Title Report datedxx/xx/xxxx vested in xx. with taxes in the amount xx.	According to the payment history as ofxx/xx/xxxxhe borrower is currently maxxthe regular payments and next due date is xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with an interest rate of x.xxx%. The new UBP is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as of xx the loan is in the collection and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx The new UBP is reflected in the amount of xx
The borrower xx had filed bankruptcy under chapter xx The POC was filed by xx for the secured claim amount is xx The debtor was discharged on xx
The subject property is owner occupied. No, ay damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The POC was filed by xx for the secured claim amount is xx The debtor was discharged on xx	The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is xx borrower has promised to pay for the amount of xx with an interest rate of xx beginning on xx The loan was modified on xx steps beginning on xx till maturity date is xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized terms are xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The loan was modified on  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance: $xx  Variance %: xx   Comment: The original P&I is xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test : loan data : x.xxx%, Comparison Data : x.xxx%, Variance : -x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx% (Lvl x)     "As per the final application, the total monthly expenses are $xxxx.xx and total monthly income is $xxxx.xx. However, the DTI exceeds xx.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20092354	xx	Unavailable	Not Applicable	2.888%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx.
* One junior mortgage found opened in the amount of xx.
The chain of assignment has been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) IRS lien found pending against the borrower xx which is in the favor of xx.
x) One civil judgment found pending against the borrower xx.
x) One more IRS lien found pending against the borrower xx.
x) One more civil judgment found pending against the borrower xx.
Property Tax Status;
x) Annual county taxes for the year of xx have been paid in the amount of xx.
x) Annual county taxes for the year of xx have been paid in the amount of xx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.
The last payment was received according to the original note terms.	Collections Comments:Collection comments available from xx shows that the borrower is maxxregular payments. The loan payment is currently xx month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The last payment was received according to the original note terms.
The foreclosure was not initiated in the loan.
The borrowers xx had filed bankruptcy under chapter xx The plan was not confirmed. The plan was later discharged on xx
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed bankruptcy under chapter xx The plan was not confirmed. The plan was later discharged on xx
Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment: Taken from Note. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from Histroy.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Taken from Histroy. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43783419	xx	Unavailable	Not Applicable	46.991%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$418.68	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
As per the updated title report, the chain of assignment has not been completed. Currently, the assignment is from xx.
No active liens and judgments against the borrower and subject property have been found.
As per the updated title report, the first installment of combined taxes is delinquent in the amount of xx
First installment combined taxes is partially paid in the amount of xx
According to payment history, the borrower is current with the loan and is next due for x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx. As per payment history report, the new UPB is $xx,xxx.xx.	Collections Comments:According to payment history, the borrower is current with the loan and is next due for xx The last payment was received on xx in the amount of xx which was applied for the due date of xx As per payment history report, the new UPB is xx
No evidence of post-closing BK or FC has been found.
As per the collection comment dated xx the subject property is occupied by the original owner. The borrower intention is to keep property. No damages and repairs have been found.

Update:
No information found in recent available CC.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed bankruptcy under chapter xx
Later, the case was discharged on xx And the case was terminated on xx
According to modification agreement, the loan was modified on xx between the borrowers xx The new principal balance is xx and interest bearing amount is xx borrower promised to pay P&I xx with interest rate of  xx beginning from  xx The maturity date as per modification is  xx  A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The Original Note reflects the Loan Maturity Term in Months as xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on  xx which is Post-Loan Origination as the subject loan closed on  xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The Modification reflects the Modification Step xx Rate as  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The Modification reflects the Modification Step xx Rate as  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The Modification reflects the Modification Step xx Rate as  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Modification reflects the Modification Step xx Date as  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Modification reflects the Modification Step xx Rate as  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment History String reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission Document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83993308	xx	Unavailable	Not Applicable	33.014%	First	Final policy	Not Applicable	x	xx	xx	$48,145.55	4.625%	$514.10	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx-xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxx toxx/xx/xxxxThe last payment was received in the amount of $xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active collections.
Review of the payment history available from xx The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx
Loan Modification agreement was made between and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of  xx with P&I of xx with fixed amortized type and it was beginning from first payment date on  xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized ter is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last MOD xx tape shows  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original LTV is  xx, tape shows  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test
TILA Finance Charge Test  is  failed  as Loan Data is $xxx,xxx.xx , and Comparison Data is $xxx,xxx.xx , Variance is -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, loan data: $xxx,xxx.xx, comparison data: $xxx,xxx.xx, variance: -$xx,xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL,loan data:  $xxx,xxx.xx, comparison data: $xxx,xxx.xx, variance: -$xx,xxx.xx
TILA APR Test: FAIL, loan data:  x.xxx%,comparison data: xx.xxx% , variance:-x.xxx%"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by all borrowers."
* Settlement date is different from note date (Lvl x)     "Settlement date is  xx/xx/xxxx which is different from note dated  xx/xx/xxxx"
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12725134	xx	Unavailable	Not Applicable	46.022%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$763.55	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx.
There are active liens these are as follows:
x) There is a HOA lien active against the property in the favor of xx. The lis pendens was filed by xx.
x) There is a HOA lien active against the property in the favor of xx.
x) There is a HOA lien active against the property in the favor of xx. The lis pendens was filed by xx.

Annual county taxes of xx have been paid in the amount of xx.	The Payment History dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from xx/xxx. The delinquency has been done for x months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date x/xxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The Payment History dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx
According to the PACER, xx (borrower) had filed bankruptcy under chapter xx with the  xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed on xx Amended POC was filed by xx in the secured claim amount xx and an arrearage in the amount of  xx plan was filed on xx Amended Chapter xx Plan was filed on xx which state that subject creditor claim arrearage was included in the plan in the amount of xx and regular payment will be paid in the amount of xx months. This plan was confirmed on  xx Trustee's Final Report xx states that subject creditor claim principal was paid in the amount of xx and arrearage xx through bankruptcy. This case was discharged on xx and it was terminated on xx
No foreclosure proceedings have been found in the recent xx months.
According to available collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER,xx had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed on xx Amended POC was filed by xx, NA on xx in the secured claim amount xx and an arrearage in the amount of xx plan was filed on xx Amended Chapter xx Plan was filed on xx which state that subject creditor claim arrearage was included in the plan in the amount of xx and regular payment will be paid in the amount of xx months. This plan was confirmed on xx Trustee's Final Report xx states that subject creditor claim principal was paid in the amount of xx and arrearage xx through bankruptcy. This case was discharged on xx and it was terminated on xx	The loan modification agreement was made between borrower and xx on xx with the new modified unpaid principal balance xx The interest bearing amount was xx with step rate starting interest rate was xx and the modified P&I was xx beginning on xx The step rate was in xx steps ending at rate xx and P&I will be xx applicable from xx to maturity date xx This modification agreement consist of final balloon payment in the amount of xx due and payable at maturity date.	Affiliated Business Disclosure Credit Report Missing Required Disclosures Mortgage Insurance	Field: Mod Step xx Date Loan Value: xx Tape Value: xx (Days) |----| Comment: As per modification mod step xx date is xx Tape Source: Initial Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Captured as per Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is greater than xx%. Hence required MI Cert is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine operative index value from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25603440	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$306.44	xx/xx/xxxx	Financial Hardship	The Updated title report dated x/x/xx shows the mortgage was originated on xx. The subject mortgage was recorded on xx. The chain of the assignment has been not completed. The current assignment should be with xx.
No active liens or judgments have been found.
The annual installments of county taxes are due for the year of xx in the amount of xx for the due date of xx
The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent for more than x months and the next due date is for xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx, which was applied for x/xxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

Collections Comments:The review of comment history shows that the loan is in collection. The borrower is currently delinquent for more than xx months. The reason default is xx of borrower. According to comment history dated xx the property has been occupied by the owner himself.
No damage or repair to property has been noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx between the (borrower) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xx the interest rate of  xx with the modified P&I of xx
The first payment date was due on  xx and the new maturity date is  xx
There is no deferred balance has been stated.

Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortization term is xx. However the tape shows that it is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower name as per note is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The doc date of last modification is xx However the tape shows that it is  xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The original note doc date is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string is xx However the tape shows that it is xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string reversal is xx However the tape shows that it is xx  Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The property postal code is xx However the tape shows that it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The xxxx application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The loan origination date isxx/xx/xxxx. However the HUD-x settlement statement shows the settlement date asxx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40347097	xx	Unavailable	Not Applicable	55.956%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,247.11	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx. which was recorded on xx
x) There is a junior mortgage in the favor of xx.
x) There are two civil judgments against the borrower xx.
The county annual taxes for the year of xx-xx have been paid in the amount of xx The Utilities annual taxes for the year of xx-xx have been paid in the amount of xx No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for x month and next due date for the payment is xx. The last payment was received on xx in the amount of $xxxx.xx for the due date of xx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for xx month and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx
This step loan modification agreement was made between (borrower) xx The borrower promises to make a monthly payment of xx with the interest rate of xx months, then xx with the interest rate of xx months, then xx with the interest rate of xx months, then xx with the interest rate of xx months and xx with the interest rate of xx beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx
As per servicing comments, unable to determine the reason for default.
A review of collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between (borrower) xx Corporation on xx The borrower promises to make a monthly payment of xx with the interest rate of xx months, then xx with the interest rate of xx months, then xx with the interest rate of xx months, then xx with the interest rate of xx months and xx with the interest rate of xx beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx	Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per note amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: There is step modification.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: As per note P&I is &xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Ross Road   Tape Value: xx ROSS RD   Variance:    Variance %:    Comment: As per note property Address street is xx Ross Road.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report property is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI Cert is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland state. The following state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
																									* Operative index value is unable to confirm (Lvl x) "The operative index value is unable to be determined from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69490338	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report shows the original mortgage recording and two subsequent assignments. There is a title issue. There are three HOA judgments from xx xx and xx in the amount of xx The issue is that the HOA lien may take priority over the current mortgage lien. The real estate taxes of xx are current.	The review of the payment history shows that the borrower is xx months delinquent. The loan is next due for x/xxxx. The last payment was received on xx in the amount of $x,xxx.xx. the Principal balance as per payment history is $xxx,xxx.xx. The last payment was made by the borrower was according to the Reaffirmation agreement located at "xx".	Collections Comments:Collection comments does not indicates any reasons for default however documents in the file indicate that the co-borrower had medical issues and the borrower has lost his job, the borrower is xx months delinquent. The loan is next due for xx The last payment was received on xx in the amount of xx the Principal balance as per payment history is xx
xx have filed bankruptcy under chapter xx The plan was confirmed on xx

Update:
As per the comment dated xx the mod was effective on xx The modified new principal balance is xx The modified P&I is xx and the interest rate is xx, which began from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx have filed bankruptcy under chapter xx The plan was confirmed on xx As per plan the debtors will pay xx per month for xx months to the trustees. The POC was filed on xx with the secured claim amount of xx and arrearage of xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD 1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value:xx Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Modification   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Note shows first payment date as  xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx  Variance %: xx   Comment: No issue as the audit value shows the exact loan amount   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Note is dated  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No issue as the audit value has the ltv rounded to three decimal places   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Audit value shows the payment history based on the file documents   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Audit value shows the payment history based on the file documents   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Title shows that the borrowers acquired the property in xx while the note date is xx   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Title shows that the borrowers acquired the property in xx while the note date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: xx (Days) Variance %: Comment: Note shows the maturity date as xx The file does not have the settlement sheet or rescission notice to confirm the disbursement date Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* LTV or CLTV exceeds xxx% (Lvl x)     "Appraisal missing so final ltv cannot be determined"
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Seasoned loan over three years"
* Missing Required Disclosures (Lvl x)     "List of Service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79719191	xx	Unavailable	Not Applicable	51.886%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the subject mortgage is with the lender, “xx”. The correct assignment should be “xx.”.

There is a HOA lien against the subject property in the favor of xx. The foreclosure has been initiated against the subject property due to this HOA lien. Lis Pendens was filed on xx.
Combined annual taxes for the year of xx have been paid in the total amount of xx and Annual utilities taxes have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The borrower had made the last payment as per the ARM change notice which is located at "xxxxxxxxxx_ARM Change Notice-xxxxxxxxxdeabfxx" with the interest rate of x.xxx % and P&I of $xxx.xx. This notice was effective from due date of xx/xx/xx.	Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is reflected in the amount of xx The borrower had made the last payment as per the ARM change notice which is located at "xx" with the interest rate of xx and P&I of xx This notice was effective from due date of xx The loan has not been modified since the origination. No foreclosure/bankruptcy details have been found in the loan file. No comment pertaining damage to the subject property has been observed.
According to BPO report located at xx the subject property is owner occupied. As-Is list price is quoted as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Next Rate Change Date Loan Value: xx Tape Value: xx (Days) |----| Comment: Next rate change date is xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59734998	xx	Unavailable	Not Applicable	30.820%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$60,000.00	3.500%	$865.30	xx/xx/xxxx	Financial Hardship	The updated title report dated xx/xx/xxxxhows that subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
first and second installment taxes of xx have been paid in the total amount of xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from x/xxx to till date. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/xxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on x/xxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx
The xx (borrower) had filed bankruptcy under chapter xx and the plan was confirmed on xx
Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completed on xx Foreclosure complaint was filed on xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx and sale was scheduled for xx But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred to attorney, which was completed on xx Foreclosure complaint was filed on xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx and sale was scheduled for xx But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on date xx
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx plan was filed on xx Amended chapter xx plan was filed on xx which states that arrearage was included in the plan for the amount xx and regular payment will be paid xx monthly.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance is xx From unpaid principal balance the deferred balance was xx. The interest bearing amount was xx with interest rate xx and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Report Missing Required Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Updated due to the latest Modification Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was put on hold due to bankruptcy.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Updated with Note and additional documents in loan file   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Captured as per Note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Updated due to the latest Modification Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license.
As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk indicator is Moderate due to this loan failed the loan origination fee test. Loan data is $x,xxx.xx, comparison data is $x,xxx.xx and variance is +$xx.xx."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx%. Hence, the required MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51330395	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.034%	$319.27	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage originated on xx.
The chain of assignment is incomplete; currently assignment is with ‘xx’. The last assignee should be with ‘xx.’.

Combined annual county property taxes for the year of xx have been paid on xx.
Combined x installment of county property taxes for the year of xx is delinquent onxx/xx/xxxxn the amount of $xxx.xx. The good through date isxx/xx/xxxxCombined x installment of county property taxes for the year of xx is due onxx/xx/xxxxn the amount of $xxx.xx.
The active judgments and liens are not found against subject property.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:
According to the BPO report (xx) dated xx subject property had damaged and occupied by owner. As per exterior inspection only, the subject property needs to painting in amount of xx and minor soffit repair is in amount of xx The total estimated cost of repair is xx No comments have been found regarding insurance claim.  Details regarding repairs are not available in the comments. Hence, unable to determine whether the damages have been repaired or not.

The loan modification agreement was made between “xx" and lender ‘xx’ (Lender) effective from xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made last payment as per the modification terms with interest rate of xx and modified P&I xx

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx                    No evidences have been found regarding bankruptcy and foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx borrower made last payment as per the modification terms with interest rate of xx and modified P&I xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD 1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per tape data the amortized term is xx months. However as per review the amortized term is xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per tape data the doc date of last modification is  xx However as per review the doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data the first payment date is xx However as per review the first payment date is  xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original standard LTV xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: As per tape data the original stated P&I is xx However as per review the original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data the original stated rate is xx. However as per review the original stated rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string is xx However as per review the payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is qxxHowever as per review the payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Not applicable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl x) "Final xxxx/Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11412634	xx	Unavailable	Not Applicable	27.745%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$4,740.04	4.500%	$472.54	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxx toxx/xx/xxxxtates that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy. The borrower xx had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx
Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx
Loan Modification agreement was made between borrower xx.
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on  xx and ends with the maturity date of  xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is  xx The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx tape shows xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last mod is  xx tape shows  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is  xx, tape shows  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test:is Failed as  Loan Data is  x.xxx% , Comparison Data is  x.xxx%  and  Variance is -$x-x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MI state. Following required State disclosures are missing from the loan files:
x.MI Borrowers Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21138357	xx	Unavailable	Not Applicable	75.154%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$72,541.83	2.000%	$1,145.72	xx/xx/xxxx	Financial Hardship	The review of updated title report dated x/x/xx shows that subject mortgage was originated on xx. The chain of assignment has not been completed as the mortgage is currently with the xx.
There is one judgment against the borrower total in the amount of xx.

Annual county taxes of xx have been paid total in the amount of xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x month. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx with interest rate of x.xx% for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in not active bankruptcy and the next due for the payment is xx The last payment was received on xx in the amount of xx and it was applied for the due date xx The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx
The reason for default is unable to determine from available comments. The loan has been modified once since origination on xx between the borrower xx with the Lender xx. The new principal balance per modification xx with a Deferred Balance of xx to be paid at the rate of xx beginning from xx to the stated maturity date xx The is a step rate first for xx months, then xx months and finally xx months. No evidence of foreclosure and property is O/O.
Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of xx which had xx with a new maturity date of xx. The rate changes in xx steps ending at xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Updated with Note in file. Tape Source: Initial Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Updated with appraisal in loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: Updated due to the latest Modification   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: Updated per Payment History   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated with appraisal in loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final application the income of borrower is $xx,xxx.xx; however total monthly expenses are $x,xxx.xx hence the DTI exceeds xx.xx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State and the required disclosures are missing as follow.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60001940	xx	Unavailable	Not Applicable	48.992%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$1,628.03	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx.
Review of updated title report datedxx/xx/xxxxhows that there is active Certificate of lien (Tax lien (Real Estate)), as follows
There is Certificate of lien against xx.
There is also active civil judgment ,as follow
There is active civil judgments against xx.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been the delinquent for +x months. The last payment was received in the amount of $x,xxx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject ;loan is in collection. Review of the collection comments states that the borrower has been the delinquent for xx months. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for Modification is xx.
Borrower has filed bankruptcy under chapter xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx Schedule D of voluntary petition dated xx  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx Case was terminated on xx Debtor file chapter xx plan on xx which states that the debtor shall pay xx Plan was filed on xx Motion to Determine Value of Property was filed on xx by the debtor stating the Court to value their real property located at xx for the purpose of stripping a junior lien of the Debtor's residence. Debtor requests the Court to determine the value of the Subject Property. Order granting Debtor’s Motion to value was filed on xx which states that the Property is valued at no more than xx Order of confirmation plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed. Motion for relief from automatic stay was filed by the subject creditor on xx and order on motion to relief from automatic stay was filed on xx which states that the automatic stay is hereby terminated for all purposes as to Movant in connection with the estate's and debtor's interest in the real property located at xx.
No information found regarding the current occupancy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx Case was terminated on xx Debtor file chapter xx plan on xx which states that the debtor shall pay xx each month. Chapter xx Plan was filed on xx Motion to Determine Value of Property was filed on xx by the debtor stating the Court to value their real property located at xx for the purpose of stripping a junior lien of the Debtor's residence. Debtor requests the Court to determine the value of the Subject Property. Order granting Debtor’s Motion to value was filed on xx which states that the Property is valued at no more than xx Order of confirmation plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed. Motion for relief from automatic stay was filed by the subject creditor on xx and order on motion to relief from automatic stay was filed on xx which states that the automatic stay is hereby terminated for all purposes as to Movant in connection with the estate's and debtor's interest in the real property located at xx Order Discharging Debtor was filed on xx	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx The new principal balance is xx interest bearing amount is xx the maturity date is xx Reason for Modification is Financial Hardship.	Credit Report Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Mod step xx date is  xx however tape data shows it is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Payment history string reversed is different from tape data. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by the borrower."	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which are missing from the loan file;
x. Impound Account Disclosure
x. Private Mortgage Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Hazard Insurance Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
x. Fair Debt Collection Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45062944	xx	Unavailable	Not Applicable	18.510%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$54,405.64	7.875%	$340.47	xx/xx/xxxx	Financial Hardship	The updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
Annual combined taxes of xx have been paid in the amount of $xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from x/xxx. The delinquency has been done for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date of x/xxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and the interest rate is xx The current unpaid principal balance is in the amount of xx
According to the PACER, xx had filed for bankruptcy under chapter xx with the  xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that supports for this claim was xx However, unsecured portion remain as xx POC was filed by Select xx in the secured claim amount of xx and an arrearage in the amount of xx Amended POC was filed on  xx plan was field on xx This plan was confirmed on xx which states that arrearage was included in the plan for the amount xx Motion to Dismiss Case was filed on xx
No foreclosure proceedings have been found.
According to available collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed for bankruptcy under chapter xx with the xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that supports for this claim was xx However, unsecured portion remain as xx POC was filed by Select xx in the secured claim amount of xx and an arrearage in the amount of xx Amended POC was filed on xx plan was field on xx This plan was confirmed on xx which states that arrearage was included in the plan for the amount xx Motion to Dismiss Case was filed on xx	The limited term loan modification agreement was made between borrower and xx with the new modified unpaid principal balance is xx The balance has been deferred other than principal in the amount of xx interest bearing amount was xx interest rate of xx and the modified P&I was xx The first modified payment due date was xx and this limited period modification was to be ended xx After end of limited term modification, the borrower will pay as per pervious modification which was made on xx This xx mod contains the interest rate of xx and P&I will be xx The Note maturity date was extended to xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The Amortized Term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx   Tape Value:xx   Variance: xx   Variance %:xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of modification is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: Mod first due date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod first step rate is  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original standard LTV(OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment reflects the Payment History String reversed as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in GA State. However following disclosures are missing from the loan file.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Property is Manufactured Housing (Lvl x)     "According to appraisal report (xx) at origination indicates that addendum attached for Alta x endorsements (manufactured housing)."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76419337	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,244.31	4.000%	$326.13	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one Hospital lien against the borrower in the amount of xx.
Annual county and city taxes of xx have been paid in the amount of xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxxhe borrower is currently delinquent for xx months and next due date is xx/xxxx. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx
As per comment dated xx the reason for default is death in family.
The loan has been modified, this loan modification agreement was made between the xx.
The borrower promises to pay the new UPB in the amount of xx with the reduction period clause. The lender offered reduction period where the borrower will make the interest only payment in the amount of xx beginning from xx for the interest bearing amount xx until reduction period end date which is xx After the end date of reduction period the loan and interest rate will revert to the terms of original note. Deferred balance is in the amount of xx There is no provision for the balloon payment.
According to the PACER, the borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage is xx The chapter xx plan was confirmed on xx and the debtor shall pay the trustee P&I in the amount of xx semi-monthly for xx months. However, as per Order Confirming chapter xx plan dated xx the debtor shall pay the trustee xx monthly. The schedule-D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; hence, the unsecured portion is xx The date of last filing is xx There is no comment indicating a cram-down. As per Notice of Mortgage payment change dated xx the new total payment is xx
The foreclosure records have not been found.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage is xx The chapter xx plan was confirmed on xx and the debtor shall pay the trustee P&I in the amount of xx semi-monthly for xx months. However, as per Order Confirming chapter xx plan dated xx the debtor shall pay the trustee xx monthly. The schedule-D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; hence, the unsecured portion is xx The date of last filing is xx There is no comment indicating a cram-down. As per Notice of Mortgage payment change dated xx the new total payment is xx	This loan modification agreement was made between the xx
The borrower promises to pay the new UPB in the amount of xx with the reduction period clause. The lender offered reduction period where the borrower will make the interest only payment in the amount of xx beginning from  xx for the interest bearing amount xx until reduction period end date which is  xx After the end date of reduction period the loan and interest rate will revert to the terms of original note. Deferred balance is in the amount of xx is no provision for the balloon payment.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value:xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per the modification agreement date of last modification is  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the note the loan does not contains interest only period.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment: As per the loan modification agreement amortization is fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
The loan data is $x,xxx.xx and comparison data is $x,xxx.xx; hence, the variance is +$xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee State. The following state disclosures are missing from the loan files.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL was not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94619539	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$73,841.60	5.000%	$1,175.24	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx.
Chain of assignment is incomplete. Currently the assignment is with xx.
There is one junior mortgage found open in the amount of xx.
There is another one junior mortgage found open in the amount of xx.
According to updated title report , x installment of county taxes for the year of xx as well as x & x installment of county taxes for the year of xx-xx are delinquent in the total amount of xx which was due on xx.
As per the review of payment history, the borrower is delinquent one month. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent one month. The last payment was received on xx in the amount of xx which was applied to xx The next due date is xx As per payment history, the current UPB is being reflected in the amount of xx
Borrower has filed bankruptcy under Chapter xx The bankruptcy case was discharged on xx and terminated on xx
According to servicing comment, foreclosure is not initiated on the loan.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx The bankruptcy case was discharged on xx and terminated on xx
This loan modification was done on xx between the xx (borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of xx was paid on maturity date. As per modification agreement interest bearing amount is xx modification original rate is xx and Monthly P&I is xx modification payment start date is xx and new maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Original term was used Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87523555	xx	Unavailable	Not Applicable	35.927%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,176.39	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
There is one active junior mortgage against the subject property in favor of the xx.
No active liens and judgments have been found against the borrower and the property
Annual combined installment taxes for the year xx have been paid on xx.
Annual City installment taxes for the year xx have been paid on xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxxhe borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
The reason for the default and intention of the borrower are unable to be determined from the available servicing comment.
No information pertaining to bankruptcy has been found.
No foreclosure activity has been initiated.
As per the available servicing comments, unable to determine the occupancy and current condition of the subject property. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx between the borrower xx The borrower promises to make a monthly payment of xx with the rate of interest xx beginning from xx till the maturity date of xx The new principle balance stated in the Modification is in the amount of xx No, the deferred amount has been found in the modification. Hence, the interest-bearing amount is xx This modification does not contain any balloon provision.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The Original Note reflects the Loan Maturity Term in Months as xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per the modification , the document Date of the Last Modification is  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Original Note reflects an Interest only Period of  xxonths.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value: xx   Variance:xx   Variance %: xx   Comment: The Note reflects the Original Stated P&I as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment: The Payment History String reversed is MMMMMMMMMMxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
x.Insurance Sales
x.Fair Housing Notice
x.Homeownership Protection Center Disclosures
x.Notice of Free Choice of Agent or Insurer
x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value
x.Affiliated Business Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81958811	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$0.00	2.500%	$1,000.77	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx which is in the favor of x x.
* One more xx found opened in the amount of $x.xx recorded on xx.
The chain of assignment has not been completed as currently the assignment is with xx.
Active Judgments and Liens:
x) One civil judgment found pending against the borrower xx.
Property Tax Status;
x) Annual combined taxes for the year of xx have been paid in the amount of xx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The last payment was received according to the modification agreement made on effective date xx/xxxx.

Collections Comments:Collection comments available from xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The last payment was received according to the modification agreement.
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx with a new maturity date of xx  The  rate is in xx steps ending with xx
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx The plan was than converted to chapter xx The plan was later discharged on xx and was fully terminated on xx
Latest available BPO report dated xx located at (xx) shows that the subject property is owner occupant and is in average condition with no signs of deferred maintenance.

Update:
No additional information was found in recent collection comments review

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx The plan was confirmed on xx and later, it was converted to chapter xx The plan was later discharged on xx and was fully terminated on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx
Schedule D under voluntary petition filed on xx shows value of property is xx; amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx	Loan Modification agreement was made between borrower “xx”
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx with a new maturity date of xx  The  rate is in xx steps ending with xx.
Affiliated Business Disclosure Credit Application Credit Report	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: Loan does not amortize properly Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan was once in a Bankruptcy Chapter  xx converted to Chapter xx and was discharged   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Loan was fixed rate with original P&Ixx with OLTV of  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Subject loan was fixed rate interest forxx months at  xx - original P&I wasxx after modification it went to xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD 1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20383807	xx	Unavailable	Not Applicable	53.954%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$23,191.06	2.000%	$439.10	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower.
Annual combined and school taxes are paid in the total amount of xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xmonth and the next due date is xx/xx/xxxxhe last payment was received on xx/xx/xxxxn the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxxhe monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx the borrower has been delinquent for xxmonth and the next due date is xx last payment was received on xx in the amount of xx(PITI) which was applied to xx monthly P&I is xx with an interest rate of xx The current UPB is reflected in payment history in the amount of xx
The loan has been modified since the origination. The step modification agreement was made between the lender xx and the borrower xx the new principal balance as per mod is xx The first payment was due on xx and the maturity date is xx The modified interest rate is xx and P&I is xx The reason for default is marital problem.
No comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter xx and the case was discharged on xx and terminated on xx
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update:
As per comment dated xx borrower’s intent is to short sale the property. Further details not provided.
As per comment dated xx the borrower’s income is impacted by covidxx Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx and the case was discharged on xx and terminated on xx Voluntary petition schedule D shows the amount of claim is xx and the unsecured portion is xx The value of collateral is xx Did not show comment indicating cram down. The bankruptcy was discharged on xx and terminated on xx
The step modification agreement was made between the lender xx and the borrower xx the new principal balance as per mod is xx first payment was due on xx and the maturity date is xx.The modified interest rate is xx and P&I is xx.
The amount of xx is interest bearing amount and the deferred principal balance is xx modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized term is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bank was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of NY. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70224863	xx	Unavailable	Not Applicable	10.575%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$223.04	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
There is one junior mortgage against the property in the favor of xx.
There are two junior judgments against the borrower the first in the favor of xx.
The second in the favor of xx.
There is one state tax lien against the borrower in the favor of xx. The SSN# has not been provided to check the validity of lien.
The status of annual combined taxes of xx are to follow.
Annual school taxes of xx-xx have been paid in the amount of xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxxhe borrower is currently delinquent for x month and next due date isxx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in the collection and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx
As per comment dated xx the reason for default is Medical issues and curtailment of income.
The loan has been modified, this Step modification agreement was signed between the borrower xx The Unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx The borrower promises to pay the monthly P&I of xx beginning from xx The maturity date is xx
The borrower xx  had filed bankruptcy under Chapter xx with the case xx The plan was confirmed on xx The POC was filed by Select xx, as Servicing Agent on xx with the secured claim amount of xx The amended POC was filed by Select xx with the secured claim amount of xx and the arrearage is xx  According to Order to confirming Chapter xx plan dated xx the debtor shall pay the trustee xx per month for xx months. As per Order Approving Modification dated xx Ordered that any arrears in payments to the Chapter xx Trustee incurred prior to January xx are deemed waived. According to Trustee’s final report dated xx the debtor had paid the arrearages in the amount of xx The case was terminated on xx
The foreclosure records have not been found in collection comments and loan files.
As per comment dated xx the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  had filed bankruptcy under Chapter xx with the case xx The plan was confirmed on xx The POC was filed by Select xx, as Servicing Agent on xx with the secured claim amount of xx The amended POC was filed by Select xx with the secured claim amount of xx and the arrearage is xx  According to Order to confirming Chapter xx plan dated xx the debtor shall pay the trustee xx per month for xx months. As per Order Approving Modification dated xx Ordered that any arrears in payments to the Chapter xx Trustee incurred prior to xx are deemed waived. According to Trustee’s final report dated xx the debtor had paid the arrearages in the amount of xx The case was terminated on xx

This Step modification agreement was signed between the borrower xx Unpaid principal Balance is xx interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity date is xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized terms are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower Mary Karayan had filed bankruptcy under Chapter  xx with the case #xx on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The last modification date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The Mod. xx step date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Mod. xx step rate is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: THE PRE-FILLED DATA LEFT OFF THE FIRST STEP OF THE MODIFICATION WHICH MADE ALL THE OTHER STEP OFF.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Mod. xx step rate is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Mod. xxrd step date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Mod. xxrd step rate is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The Mod. xxth step date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Mod. xxth step rate is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The appraised value is xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history reversed string is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71859093	xx	Unavailable	Not Applicable	29.675%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$272.25	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with the “xx”. However, the correct assignee should be with xx.
There is one junior xx against the subject property in the favor of xx.
There are two Real Estate taxes against the subject property in the favor of xx respectively.
Combined annual taxes for the year of xx have been delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx they are good through date isxx/xx/xxxxCombined annual taxes for the year of xx have been delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx they are good through date isxx/xx/xxxxCombined annual taxes for the year of xx have been delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx they are good through date isxx/xx/xxxx	According to the payment history as ofxx/xx/xxxxhe borrower is delinquent from x months and next due date is xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:As per the servicing comment as of xx the loan is in the collection and next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx
The reason for default is curtailment of income.
The loan was modified on xx As per modified terms, lender agrees to forgive the principal in the amount of xx which exceeds xx of modified principal balance. The new principal balance is in the amount of xx
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx. As per modified terms, lender agrees to forgive the principal in the amount of xx exceeds xx of modified principal balance. The new principal balance is in the amount of xx. The borrower has promised to pay for the amount of xx with an interest rate of xx beginning on xx till maturity date is xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: The amortized terms are xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The loan was modified on  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string is Mxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The payment history string reversed is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The Disclosure of Additional Fees state disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15665187	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$8,388.73	2.000%	$676.03	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx.

The chain of the assignment has not been completed. The latest assignment should be xx.

There is one junior mortgage against the subject property is in the favor of xx.

There is civil judgment active in the favor of xx.

There is civil judgment active in the favor of xx.

There is civil judgment active in the favor of xx.

There is civil judgment active in the favor of xx.

xx county annual taxes have been paid in the amount of $xxxx.xx on xx.

No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxhe borrower is currently delinquent for x months. The last payment received onxx/xx/xxxxhe payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx the payment applied date was xx and the next due date for payment is xx As per the comment dated xx the reason for default is decreased income. The subject property is occupied by the owner. No comments have been found for damages or repairs of the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx As per modified chapter xx plan filed on xx the debtor shall pay to the trustee xx months and xx months and xx months. No indication found for cramdown.	According to the modification, the loan was modified on xx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on xx The maturity date reflects per modification is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per modification document Amortized Term is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value:xx   Tape Value:xx   Variance: xx (Days)   Variance %:    Comment: As per note document first payment date xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note interest only period is yes; however tape reflects no.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment: Appraisal original standard LTV is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Payment reflects the Payment History String as xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file along with estimated hud-1 and itemization."	* Application Missing (Lvl x) "Final xxxx (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State. The following state disclosures are missing in the loan files.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94577423	xx	606	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$210.03	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx. The chain of assignment is complete; currently assignment is with ‘xx.’. The combined annual taxes have been paid off in amount of xx. No delinquent taxes have been found. No active lines and judgments have been found.	Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.	Collections Comments:According to the BPO report dated xx subject property had damaged and occupancy is vacant. As per exterior inspection only, the subject property have paint exterior trim repair is in amount of xx roof-remove and replace repair is in amount of xx and structural repair is in amount of xx The total estimated cost of repair is xx The comment dated xx shows that reason for default is home repairs and no comments have been found regarding insurance claim. Details regarding repairs are not available in the comments. Hence, unable to determine whether the damages have been repaired or not.

The payment plan was offered to the borrower from xx with payment xx

The loan modification agreement was made between “xx" The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and a final balloon payment on the interest bearing principal balance of xx is due on the maturity date. The Borrower is maxxthe payment as per the modification terms with interest rate of xx and modified P&I xx

Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx  The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx

No evidences have been found regarding bankruptcy and foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and a final balloon payment on the interest bearing principal balance of xx is due on the maturity date. The borrower is maxxthe payment as per the modification terms with interest rate of xx and modified P&I xx	Credit Application	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term based on the original note is xx.. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The original Modification is dated xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The first payment date as per the original note is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history is incomplete xx.   Tape Source: Initial   Tape Type:
																					Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history is incomplete xx Tape Source: Initial Tape Type:	3: Curable		* Property is Vacant (Lvl 3) "According to the BPO report dated xx occupancy of subject property is vacant."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89288600	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx and originated by xx.
There are county annual taxes for the year of xx and xx are delinquent for the due date of xx in the total amount of xx with the good though date xx and also city annual taxes for the year of xx is delinquent for the due date of xx in the amount of xx with the good though date xx.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/xxx and the next due date is x/xxxx. Current UPB reflects in the provided tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The borrower xx had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx The POC amount is xx and total arrearage amount is xx
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx
Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the BK under the chapter xx and the plan was confirmed on xx Under amended chapter xx plan debtor was supposed to pay the trustee the amount of xx months. The POC was filed on xx  The POC amount is xx and total arrearage amount is xx
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is xx, tape shows  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is mmxx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to brokerage/finder fee test.
Brokerage/Finder Fee Test is Failed as  Loan Data is  $x,xxx.xx,Comparison Data is $x,xxx.xx  and  Variance is +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Brokerage/Finder Fee Test is Failed as  Loan Data is  $x,xxx.xx,Comparison Data is $x,xxx.xx  and  Variance is +$xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in TN state. Following required State disclosure are missing from loan files:
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9813732	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated xx.
The chain of the assignment has been completed. The latest assignment is xx.

There is a junior civil judgment in the favor xx.
xx County annual taxes have been paid onxx/xx/xxxxn the amount of xx.
xx City annual taxes have been paid onxx/xx/xxxxn the amount of xx.
xx-xx School annual taxes have been paid onxx/xx/xxxxn the amount of xx.
According to the payment history as ofxx/xx/xxxxhe borrower has been delinquent for xx months and the next payment due date for the payment is x/xxx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for x/xxx. The current UPB reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the comments, the loan is in Collections, the borrower has been delinquent for xx months and the next payment due date for the payment is xx
The reason for the default is Unemployment.
The subject property has been occupied by the owner.
No damages or repair have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney on xx The complaint was filed on xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter xx The plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx The debtor shall pay to the trustee xx months.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Foreclosure was initiated. however, the tape data reflects No. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is  xx. However, the tape data reflects  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment History String Reversed is xx However, the tape data reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Interest Rate Test: Result: FAIL; Loan Data: xx.xxx%; Comparison Data: x.xxx%; Variance: +x.xxx%.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84926505	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$405.05	2.800%	$190.78	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx. The chain of the assignment has not been completed. The latest assignment is with xx. However, the missing assignment is to xx. No active liens and judgments have been found against the borrower and the property. Annual combined taxes for the year of xx have been paid on xx/xx/xxxxn the amount of $xxx.xx. No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the BPO report inspected on xx which was located at “xx”, the subject property has been occupied by the owner and is in fair condition. The property needs repairs total in the amount of xx The pain/stain exterior repair in the amount of xx older windows need repair/possible replacement in the amount of xx sagging partial over walkway repair in the amount of xx structural repair in the amount of xx and no foundation cover on left and front repair in the amount of xx However, no further comments have been found related to repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter xx The plan is not confirmed yet; however, as per the proposed chapter xx the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months. The POC was filed on xx with the POC amount of xx and the amount of arrearage is xx No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx

The step modification agreement was made on xx between the borrower and lender. The new modified unpaid principal Balance is xx with interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx and the maturity is dated xx The lender deferred the interest in the amount fo xx This modification does not contain any balloon provision.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx Comment: Amortized total term is unavailable. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: The original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value: xx   Variance:  xx   Variance %:  xx   Comment: The original stated rate is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the note, property Address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the both borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12349857	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.781%	$412.75	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is incomplete. The latest assignment of mortgage is with xx.
There is a junior mortgage against the subject property in favor of xx. However, subordinate agreement was made on xx and it was recorded on xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xxx.xx.
Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx The last payment of xx was received on xx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per loan modification on xx The loan has been modified twice since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx The borrower will make final balloon payment on the interest bearing principal balance of xx on the maturity date of xx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx The bankruptcy case was discharged on xx and also got terminated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx The bankruptcy case was discharged on xx and also got terminated on xx
According to the chapter xx plan dated xx the debtor shall pay to the trustee the sum of xx per month for xx months.

Loan Modification agreement was made between borrowers xx effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of  xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx The borrower will make final balloon payment on the interest bearing principal balance of xx on the maturity date of xx
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD 1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and itemization are missing from the loan file."
* Missing Appraisal (Lvl 3) "Missing Appraisal Report from the loan package."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds xxx% (Lvl x)     "Collateral value used for underwriting: $xx,xxx.xx. Loan amount: $xx,xxx.xx. LTV= xxx.xxx%."
* Missing credit report (Lvl x)     "Missing Credit Report from the loan package."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Georgia. The following state disclosures are missing from the loan file.
Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan documents."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40925376	xx	Unavailable	Not Applicable	85.353%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$1,465.67	5.634%	$735.47	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
The chain of the assignment has been completed. The last assignment is from to which was recorded on. No active liens/judgments have been found against the subject property/the borrower.
First installment of county taxes for the year of xx has been paid in the amount of xx and second installment is due in the amount of xx No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxxhe borrower is delinquent for x month and the next due date is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx. The unpaid principal reflected in the amount of $xx,xxx.xx. The current interest rate as per modification agreement is x.xxx % and the P&I is $xxx.xx.	Collections Comments:The loan is in the bankruptcy and according to the payment history, the borrower is delinquent for xx month and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal reflected in the amount of xx The current interest rate as per modification agreement is xx and the P&I is xx Borrower, “xx” had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is in the amount of xx Hence, unsecured amount is reflected in the amount of xx POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Motion for relief from stay was filed on xx Order on motion for relief from stay was filed on xx According to amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of xx for three months then xx for two months, and then xx for remaining months of the plan. Conduit mortgage payment will be in the amount of xx to the creditor, xx. The same plan was confirmed on xx Notice of mortgage payment change was filed on xx for the amount of xx Occupancy and condition of the subject property are unable to determine as comments are available till xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower, “xx” had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is in the amount of xx Hence, unsecured amount is reflected in the amount of xx POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Motion for relief from stay was filed on xx Order on motion for relief from stay was filed on xx According to amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of xx for three months then xx for two months, and then xx for remaining months of the plan. Conduit mortgage payment will be in the amount of xx to the creditor, xx. The same plan was confirmed on xx Notice of mortgage payment change was filed on xx for the amount of xx	This modification agreement was made between the borrower, xx According to modified terms, the unpaid principal balance is xx deferred principal balance is in the amount of xx modified principal balance has been reduced by the estimated amount of xx Hence, the new principal balance is xx borrower promises to pay P&I in the amount of xx with the interest rate of xx beginning from xx The stated maturity date is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Payment History String Loan Value: xx Tape Value:xx----| Comment: Payment history string is xx Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the prepayment penalty term test.
GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test:FAIL.
The loan charges a prepayment penalty with a term exceeding x years."
* DTI > xx% (Lvl x)     "According to final loan application, total monthly income of the borrower is in the amount of $xxxx.xx and total monthly debt is in the amount of $x,xxx.xx. Hence, DTI exceeds xx% which is xx.xxx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following state disclosures are missing from the loan file:
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73958962	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	$20,476.89	4.625%	$315.76	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
No active liens and judgments have been found.
Annual combined taxes of xx have been paid in the amount of xx.
Annual utilities taxes of xx have been paid in the amount of xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxxhe borrower is currently delinquent for x month and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in the collection and next due date is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx
The reason for default is unable to be determined from the loan files.
The loan has been modified, this loan modification agreement was made between the xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx till the maturity date xx The interest-bearing amount is xx and deferred balance is in the amount of xx There is no provision for the balloon payment.
The foreclosure was initiated and referred to an attorney on xx The sale has been scheduled for xx Further details are not available.
The borrower had not filed bankruptcy since origination.
As per comment dated xx the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Update:
As per comment dated xx the foreclosure was initiated. The FC was put on hold due to loan reinstated. Further details not provided.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx The sale has been scheduled for xx Further details are not available.

Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of  xx and new P&I is in the amount of xx beginning from  xx till the maturity date  xx The interest-bearing amount is xx and deferred balance is in the amount of xx is no provision for the balloon payment.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: As per the note amortized term months are xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value:xx   Variance:  xx (Days)   Variance %:    Comment: As per the modification agreement the last modification date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value: xx Variance: Variance %: Comment: The payment reflects in the Payment History String Reversed as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This is a Conventional loan. The final application shows the monthly MI payment is $xxx.xx. However, MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosures are missing from the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Note, the note date is xx/xx/xxxx. However, final HUD-x shows the settlement date is xx/xx/xxxx which is different from the note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73808352	xx	Unavailable	Not Applicable	47.658%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx. and it was recorded on xx.
There is a junior mortgage against the subject property in favor of xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxxeveals that the loan is performing. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per ARM terms on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xx,xxx.xx.	Collections Comments:Loan is performing. Provided payment history from xx reveals that the loan is performing. The next due date for the payment is xx The borrower made last payment as per ARM terms on xx The last payment of xx was received on xx in the amount of xx The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per ARM terms on xx The loan is not yet modified since origination.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
No information pertaining to bankruptcy has been found in the latest xx months servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures	Field: ARM Index Type Loan Value: Treasury - One Year Tape Value: xx Comment: ARM index type is Treasury - one year; however, tape shows Libor- one year WSJ. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address street is xx.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Variance: Variance %: Comment: Property city is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to Prohibited Fees First Lien Test & Construction or Improvement Loan Fee Test failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Construction or Improvement Loan Fee Test is FAIL. The loan data is  $xxx.xx and the comparison data is  $x.xx. Hence variance is  +$xxx.xx.
This loan failed the construction or improvement loan fee test. (MRS § xxx.xxx x.)FAIL
The loan has a lender inspection fee (for inspections performed either prior to or post closing) that exceeds the limit for this license type. Either the loan is not for the construction or improvement of residential real estate and the lender charges a fee for inspections, or the loan is for the construction or improvement of residential real estate and the lender charges a fee that exceeds x% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Missouri. The following state disclosures are missing from the loan file.
MO Collateral Protection Act Notice
																									Borrowers Choice of Insurer orAgent"		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27929693	xx	Unavailable	Not Applicable	29.366%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
No assignments have been found.  The latest assignment is with the lender xx.
There is a junior mortgage against the subject property is in the favor of xx
There is one civil judgment against the borrower xx; however, the amount of judgment has not been given in the document.
First county installment taxes for the year xx have been paid on xx and second installment taxes are due on xx/xx/xxxxach in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxxhe borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. The borrower has been maxxpayment as per ARM change notice which was located at” xx”.

Collections Comments: According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx The last payment was received on xx in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
The reason for default was an excessive obligation of the borrower.
No information pertaining to bankruptcy has been found.
No foreclosure activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: ARM Index Type Loan Value: xx Tape Value: LIBOR - xx Comment: As per the ARM note, the Index Type is xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the ARM note, Rate adjustment subseqent cap percent is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "IN License Validation Test:
This loan failed the Indiana license validation test. (xx)
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the IN License Validation Test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Indiana state. The following state disclosures are missing from the loan file:

x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9740891	xx	645	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.750%	$871.19	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx.
The chain of assignment has been completed as currently the assignment is with xx recorded on xx.
* One HOA lien found opened recorded on xx;
x) One HOA lien found pending recorded on xx.
Property Tax Status;
x) Annual combined taxes have for the year of xx have been paid  in the amount of xx.
No prior year delinquent taxes have been found pending.
Review of payment history as of datedxx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xxx. As per tape data, the current UPB is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
Collections Comments:Collection comments available from xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx As per tape data, the current UPB is in the amount of xx The current interest rate is xx with P&I in the amount of xx

The borrower agree to pay the UPB of xx with interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrower has not filed any bankruptcy yet.
Latest BPO report dated xx available in the loan file located at (xx) shows that the subject property is owner occupant and is good condition with no visible damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between (borrower) xx.
The borrower agree to pay the UPB of xx interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx	Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per tape data Amortized term calculated is xx months and as per review it is xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value:xx Variance: Variance %: Comment: As per tape data Payment History String reversed xx and as per review it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Below are the required state disclosures which are missing from loan file;
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Non-Deposit Investment Product Disclosure Are there any promotional materials?
																									Insurance Solicitation/Post Commitment Requirement, Anti-Coercion Notice"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28847600	xx	Unavailable	Not Applicable	45.472%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$528.10	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage originated on xx.

The chain of assignment is complete. Last assignee is xx.

There is judgment against borrower in the amount of xx.

No prior delinquent taxes have been found.
No active judgments and liens have been found.
The combined annual taxes for the year xx are paid in the amount of $xxx.xx on xx.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xxxx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:According to the BPO report (xx) dated xx the subject property is occupied by owner and no visible damage/repairs have been found.

The loan modification agreement was made between xx  .’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made last payment as per modification terms with interest rate of xx and modified P&I xx

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of xx which was applied for the due date of xx The payment history reflects current unpaid principal balance is in the amount of xx

Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx Bankruptcy was filed by “xx” under the chapter xx creditor ‘Select xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx POC was filed under deadline date xx Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx per month and total estimated arrearage is xx However, this plan was confirmed on xx The loan is in active bankruptcy.

No evidences have  been found regarding foreclosure filing.

Update:
No additional information was found in recent collection comments review

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx Bankruptcy was filed by “xx” under the chapter xx creditor ‘Select xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx POC was filed under deadline date xx Chapter plan xx was entered on xx shows that the debtor shall pay the payment for xx per month and total estimated arrearage is xx However, this plan was confirmed on xx The loan is in active bankruptcy.	The loan modification agreement was made between xx (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx. The borrower made last payment as per modification terms with interest rate of xx and modified P&I xx.	Affiliated Business Disclosure Credit Report Document Showing a Index Numerical Value Loan Program Info Disclosure	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: As per tape data the amortized term is xx months. However as per review the amortized term is xx months. Tape Source: Initial Tape Type:
Field: Borrower xx First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Borrower xx Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Borrower xx Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per tape data the first payments date is  xx However as per review the first payment date is  xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data the original appraised value xxHowever as per review the original appraised value xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string xx as per review the payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per tape data the payment history string reversed is xx as per review the payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39384340	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.625%	$1,748.83	xx/xx/xxxx	Change of Terms	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is incomplete. The latest assignment of mortgage is with xx.
There is a senior mortgage against the subject property in favor of xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
..
Provided payment history as of xx/xx/xxxxeveals that the loan is in delinquency for xx month . The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modification on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx reveals that the loan is in delinquency for xx month . The next due date for the payment is xx The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was made effective from
xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step  amortized type and started from the first payment on xx and to be ended with the maturity date of xx The rate changes in xx steps ending at xx
There is also a final balloon payment on the interest bearing principal balance of xx is due on the maturity date of xx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case #  xx and the plan was confirmed on xx The bankruptcy case was dismissed on xx and also got terminated on xx

Update:
As per the comment dated xx the loan was modified on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx and the plan was confirmed on xx The bankruptcy case was dismissed on xx and also got terminated on xx	Loan Modification agreement was made between borrowers xx on effective date of xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of  xx with P&I of xx with step  amortized type and started from the first payment on xx and to be ended with the maturity date of xx The rate changes in xx steps ending at xx.
There is also a final balloon payment on the interest bearing principal balance of xx is due on the maturity date of xx

Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Loan does not amortize properly Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan was in a bankruptcy plan and was discharged, borrower failed to make the plan payments   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance:  xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value:  xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original LTV was  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Loan does not amortize properly   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Hawaii. The following state disclosures is missing from the loan file.
Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81300148	xx	Unavailable	Not Applicable	45.839%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,562.84	2.000%	$484.08	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active IRS lien against borrower which is in the amount of xx.
Annual county taxes for the year of xx-xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xxxx toxx/xx/xxxxtates that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided tape data is in the amount of xx
Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on  xx and ends with the maturity date of  xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is  xx The UPB that has been amortized is xx as an interest bearing amount.
Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Last MOD on  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Mortgage Insurance certificate is missing from loan files."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IL state. The following required State disclosure are  missing from loan files.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83355225	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$34,901.02	4.425%	$997.01	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/xx shows that the subject mortgage was originated on xx.
Active judgments and liens found pending are as follows:
x.There is  State Tax Lien or Warrant against  xx.
x. There is junior mortgage against xx.
x. There are two  Credit Card Judgments (or Consumer Debt)) against  xx.
x. There are two  Credit Card Judgments (or Consumer Debt)) against  xx.
x. There is a  Contract Dispute (Credit Card Judgment (or Consumer Debt)) against  xx.
No delinquent taxes have been found for the prior years.
Review of the payment history provided from x/xxx toxx/xx/xxxxeveals that borrower has been delinquent for more than xx days. The last payment was received in the amount of $x,xxx.xx on x/x/xx which was applied for the due date of xx/xxxx. The next due date is xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx %.	Collections Comments:Review as per servicing comments dated from xx state that the borrower has been delinquent for xx months currently and the last payment was received in the amount of xx which was applied for the due date xx The next due date is xx Current UPB reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Loan modification agreement was made between Borrower xx   The new modified rate is xx and borrower promises to pay  P&I in the amount of  xx beginning  xx . The new principal balance is xx
Borrower wants to keep the property. .
Available servicing comment shows the subject property is owner.
Reason for default is decreased income.

Update:
As per the servicing comment dated  xx discharge.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx filed bankruptcy under the chapter xx and the plan was confirmed on xx Debtor will pay to the trustees the sum of xx Monthly for xx months. POC was filed on  xx in the amount of xx with arrearage xx
Loan modification agreement was made between (borrower) xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning xx . The new principal balance is xx maturity date is xx

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: Deferred amount is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last mod is  xx tape shows  xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: First payment date is  xx, tape shows  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: LTV is xx, tape shows  xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %: xx   Comment: Original PI is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx, tape shows xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: Property Address street is xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (xx) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl x)     "The CE risk indicator is Significant as the loan is failing NJ HOSA xxxx Home Loan Grace Period Test. Grace period provided on Note is xx days however allowed is xx days. To cure this violation Grace period should be changed to allowable limit."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State/Local Predatory Test Failed (Lvl x)     "This loan is failing NJ HOSA xxxx Home Loan Grace Period Test. Grace period provided on Note is xx days however allowed is xx days. To cure this violation Grace period should be changed to allowable limit."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is  failed  as Loan Data is $x.xxx% , and Comparison Data is $x.xxx% , Variance is -$-x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan files."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl x)     "Following required State disclosures are missing from loan files:
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
x.Choice of Insurer Disclosure
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46238659	xx	Unavailable	Not Applicable	18.437%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,409.70	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx.
The chain of the assignment has been completed. The last assignment is from xx. No active judgments/ liens have been found against the subject property/ the borrower.
First and second installments of school taxes for the year of xx have been paid in the total amount of xx Annual village taxes have been paid in the amount of xx First installment of combined taxes for the year of xx has been paid in the amount of xx and second installment is due in the amount of xx prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxxhe borrower is currently delinquent for x months and the next due date is xx/xx/xxxxAccording to available payment history, the last payment was received on x/xxx in the amount of $x,xxx.xx which was applied for the due date of xx/xxxx. Transactions for the due dates from xx/xxxx to xx/xxxx are missing in the payment history. Latest payment history reflects the next due date as xx/xx/xxxxThe unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate as per modification agreement dated xx/xxxx is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx According to available payment history, the last payment was received on xx in the amount of xx which was applied for the due date of xx Transactions for the due dates from xx are missing in the payment history. Latest payment history reflects the next due date as xx The unpaid principal balance is reflected in the amount of xx The current interest rate as per modification agreement dated xx and P&I is xx No foreclosure/ bankruptcy details have been found in the loan file. The reason for default is unable to determine from the collection comment.
Trial plan was offered to borrower on xx for three payments in the amount of xx which was due from xx
Current occupancy and condition of the subject property are unable to determine from the collection comment.

Collection comments are located at “xx”.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx between the, borrowers, xx.
 The new modified principal balance as per modification is in the amount of xx and the borrower promises to pay P&I in the amount of xx with interest rate starting at xx beginning from  xx The maturity date as per modification is  xx
Credit Application Credit Report HUD 1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortization term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the document date of last modification as  xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is interset only period provision avalable in note.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx   Tape Value:xx   Variance:xx   Variance %:xx   Comment: Origional stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment: Payment History String is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the property Address street as " xx". Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Executed copy of final HUD-1 is available in the loan file. Some points and fees are given hand written. However, same Hud-1 is considered for compliance ease test."	* Application Missing (Lvl x) "Final loan application is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl x)     "Final loan application is not signed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York state.
The following disclosures are missing from the loan file:

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx. Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53419842	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.340%	$577.83	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx.
The chain of the assignment is not available.
No lien/judgment against the borrower or property.
Annual county taxes have been paid in the amount of xx.
No delinquent taxes have been located for the prior year.
The review of the payment history reveals that borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx. The Current UPB reflected is in the amount of $xx,xxx.xx. Current rate of interest is x.xxx%.	Collections Comments:Comment history is available from xx However, we required latest xx months comments history. Comments are missing from xx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest only period is no.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value:xx   Variance: $xx  Variance %: xx   Comment: Original balance xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:  xx   Tape Value:  xx   Variance:  xx   Variance %:  xx   Comment: Original stated rate is  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Reversed payment history is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report dated xx the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The latest tax assessor report does not show VIN# and there is separate tax assessment for land and improvements. The ALTA 7 Endorsement is not attached with the final title policy. Also there is no any Affixation Certificate available in the loan file. Also BPO report xx shows that subject property type is ‘Manufactured Home.’ Therefore, we are unable to verify whether the subject property has been attached to the land or not.""	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "Compliance Ease Risk Indicator is Elevated as the loan is failing for Prepayment Penalty Term
This loan failed the prepayment penalty term test. (Fannie Mae xxxx Selling Guide, Part IV, xxx.xx)
The loan charges a prepayment penalty with a term exceeding x years"
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
VA Application Disclosure
Choice of Settlement Agent Disclosure
Disclosure of Charges for Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88997309	xx	Unavailable	Not Applicable	33.864%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$334.20	xx/xx/xxxx	Financial Hardship
Review of updated title report dated onxx/xx/xxxxhows that the mortgage was originated on xx.

The chain of assignment is complete. Currently subject mortgage is ‘xx’.

x. There are five state tax liens against the borrower in amount of  'xx'.
x. There is civil judgment of ‘xx’                         active against the borrower in the amount of xx.
The county and city taxes for the year of xx have been paid off in the amount of $xxxx.xx.
The county and city taxes for the year of xx have been due in the amount of $xxx.xx.
No prior delinquent taxes have been found.
Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/xx/xxxxThe next due date is xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:According to collection comment dated xx the property was impacted by Strom; however cost of repair has been not found in the collection comment. There is no further information provided regarding damage has been repaired or not.

The loan modification agreement was made between “xx" The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx

Review of updated payment history dated xx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx in the amount of xx with interest rate of xx for the due date of xx The next due date is xx The payment history reflects current unpaid principal balance is in the amount of xx  The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx

Bankruptcy was filed by “xx” under the chapter xx  Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx  Chapter xx entered on xx debtor shall pay post-petition payment as xx directly to the creditor. This plan was confirmed on xx Currently loan is in active bankruptcy.

No evidences have been found regarding foreclosure filing.

Update:
As per the servicing comment dated xx was filed on xx The debtor was discharged on xx and the case terminated on xx
As per the servicing comment dated xx the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The creditor ‘Select xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is xx and arrearage is xx Chapter xx entered on xx debtor shall pay post-petition payment as xx directly to the creditor. This plan was confirmed on xx Currently loan is in active bankruptcy.
The loan modification agreement was made between xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The borrower made last payment as per modification terms with interest rate of  xx and modified P&I xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx Comment: Amortized Term is xx however the tape data shows xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Scott, Jr   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: Doc date of last modification is  xx however the tape data shows  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV(OLTV) is xx however the tape data shows  xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is mmm xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: Payment History String reversed is  xx however the tape data showsxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Required state disclosures are missing from the loan file.
x. Waiver of Borrowers Right stand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not singed by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31717382	xx	Unavailable	Not Applicable	51.119%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$103,100.00	2.000%	$836.66	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxhe subject mortgage was originated on xx.
Chain of assignment has not been completed. Currently, the mortgage is with xx.

There is a certificate of tax sale for unpaid municipal liens xx against the subject property, which was sold to xx. However, taxes have been redeemed.
x, x, x, and xth installment taxes for the year of xx have been paid in the amount of xx x and x installment taxes for the year of xx have been paid in the amount of xx x installment utility taxes for the year of xx have been paid in the amount of xx No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx/xxx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for xx/xxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for xx The foreclosure was initiated and the file was referred to an attorney on xx
As per the comment dated xx due to modification was FC was placed on hold. The mod was denied as no payments were made. The FC was resumed. The borrower xx had filed bankruptcy under chapter xx and Fc was placed on hold. The borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx The RFD is curtailment of income. The loan was modified thrice since origination. The property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx
As per the comment dated xx due to modification was FC was placed on hold. The mod was denied as no payments were made. The FC was resumed. The borrower xx had filed bankruptcy under chapter xx and Fc was placed on hold.

Bankruptcy Comments:
As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx The plan was confirmed on xx The POC was filed by Select xx. on xx with its secured amount as xx and the arrearage amount as xx  According to the order confirmed chapter xx plan dated on xx the debtor shall pay the trustee xx monthly for the period of xx months. The subject mortgage shall pay directly to creditor in the amount of xx beginning from xx The voluntary petition scheduled D reflects the value that supports the claim as xx and the amount of claim without deducting the value of collateral as xx and. Hence, the unsecured portion is xx
This step modification agreement was signed between the borrower xx
The UPB is xx borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from  xx The maturity is  xx There is a deferred balance of amount xx and interest bearing amount is xx
The loan was previously modified on xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx----| xx Comment: As per the mod, the amortized term is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance: xx (Days)   Variance %:    Comment: As per the mod, the mod step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the mod, the mod step xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value:  xx   Tape Value:  xx   Variance:  xx (Days)   Variance %:    Comment: As per the mod, the mod step xx date is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value:  xx   Variance: xx   Variance %: xx   Comment: As per the mod, the mod step xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:  xx   Comment: Updated with initial appraisal in loan file. Subject was a purchase of xx sales price. Value came in at $  xx, but used the sales price for LTV.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per the Payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xx Tape Value:xx Variance: Variance %: Comment: As per the Payment history, the string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees Test: FAIL $xxx.xx $x.xx +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL $xxx.xx $x.xx +$xxx.xx.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78364977	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.550%	$342.35	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx
The chain of assignment has been completed. The current assignment is th xx. which was recorded on xx
No active liens and judgments have been found axxinst borrower and subject property.
Combined annual taxes for the year of xx have been paid on xx in the amount of xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is delinquent from xx months and next due date is xx. The last payment was received on xx in the amount of xx th an interest rate of xx.xxx%. The new UPB is reected in the amount of xx	Collections Comments:As per the servicing comment as of x/x/xx, the loan is currently active in bankruptcy next due date is xx. The last payment was received on xx in the amount of xx th an interest rate of xx.xxx%. The new UPB is reected in the amount of xx no modifixxtion, forbearance detaxxs are axxable in recent collections comment.
The reason for default is medixxl problems.
The foreclosure was initiated in xx and the fxxe was referred to an attorney on xx. The sale was xxheduled for xx.  The first publixxtion was completed on xx. However, the foreclosure was put on hold as the xrd party xx(deceased borrower) fxxed Chapter-xx bankruptcy th xxse# xxon xx and the xxse was dismissed onxx. The foreclosure sale was re-xxheduled for xx. The sale was xxnceled due to borrower xx fxxed Chapter-xx bankruptcy th xxse# xx on xx. No further detaxxs have been found.
The subject property is occupied by the owner. The borrower's intention is to keep the property.
As per the BPO report xx the subject property is owner occupied. No, a damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the fxxe was referred to an attorney on xx. The sale was xxheduled for xx.  The first publixxtion was completed on xx. However, the foreclosure was put on hold as the xrd party xx (deceased borrower) fxxed Chapter-xx bankruptcy th xxse# xxon xx and the xxse was dismissed onxx. The foreclosure sale was re-xxheduled for xx. The sale was xxnceled due to borrower xx fxxed Chapter-xx bankruptcy th xxse# xx on xx. No further detaxxs have been found.
Bankruptcy Comments:The borrower xx had fxxed for bankruptcy under Chapter-xx th the xxse# xx onxx. The POC was fxxed on xx for the POC amount is $xx,xxx.xx and the arrearage amount is xx. The plan was confirmed on xx The debtor has promised to pay for trustee in the amount of xx per Semi-Monthly for xx months x.	The loan modifixxtion was modified onxx between the borrowers xx The new modified principal balance is in the amount ofxx. There are x steps of modifixxtion. The borrower promises to pay and the xst step isxx monthly th a modified interest rate x.xxx% beginning fromxx, xnd step is $x monthly th a modified interest rate x.xxx% beginning from xx th a maturity date is x/x/x. The collections comments are axxable txxl x/x/xx. Hence, it is unable to determine whether the mod is denied or made effective. The borrower is delinquent from xx.	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Currently in Foreclosure? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: The foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The executed mod was found from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: The Modifixxtion reects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original OLTV ratio is xxlculated as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: xx (Days) xxriance %: Comment: The Modifixxtion reects Stated Maturity Date as 3/1/2049. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan fxxe loxxted at xx which states that the original note has been misplaced or destroyed. However, the duplixxte copy of note is axxable in the loan fxxe."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA finance charge test.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
This loan faxxed the TxxA APR test.
This loan faxxed the prepayment penalty term test.
This loan faxxed the prepayment penalty term test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
TxxA Finance Charge Test: Loan Data xx Comparison Data xx xxriance -xx

This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
TxxA Foreclosure Rexxission Finance Charge Test: Loan Data xx Comparison Data xx xxriance -xx

This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is xx The dixxlosed APR of xx is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
TxxA APR Test: FAxx xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds.

This loan faxxed the prepayment penalty term test.
The loan charges a prepayment penalty th a term exceeding x years.
xx Prepayment Penalty Term Test: Faxx

This loan faxxed the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty th a term exceeding x years.
GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test: Faxx"
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in the xx state. The follong state dixxlosures are missing from the loan fxxe:
x. xx Applixxtion Dixxlosure
x. Choice of Settlement Agent Dixxlosure
x. Dixxlosure of Charges for Appraisal or xxluation
x. Copy of Appraisal or Statement of Appraised xxlue
x. Affxxiated Business Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure is missing from the loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x)     "The ROR is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "The final Txx is not hand dated by the borrowers."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74117604	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$758.09	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortxxge was originated on xx
The chain of the assignment has been completed. The current assignment is th xx.
The annual installments of combined taxes for the year xx have been due in the amount of xx for the due date of xx.
 The current ownership is vested in the name ofxx
The review of the payment history shows that, the borrower is current th the loan and the next due date is for xx. The last payment was received on xx, in the amount of xx, which was applied forxx. The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx, th the interest rate of xx	Collections Comments:The review of comment history shows that the borrower is current th the loan. According to comment history dated xx, the borrower had fxxed the bankruptcy under chapter xx.
No evidence has been found stating the current occupancy detaxxs.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx, had fxxed the bankruptcy under chapter xx th the xxse # xx dated xx The plan was confirmed on xx
The post-petition due date was xx The POC was fxxed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx, the debtor shall pay to the trustee in the amount of xx The xxhedule D of voluntary petition shows the amount of claim thout deducting the xxlue of collateral is $ xx and the xxlue of property is xx out of which xx  The motion for relief was fxxed on xx
There is no a evidence of cram down.

Loan modifixxtion agreement was made between the borrower and lender on xx The new modified rate is x.xxx % and borrower promises to pay P&I in the amount of xx beginning from xx . The new principal balance is $ xx. The maturity date is xx
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Mortxxge Insurance Notice of Servicing Transfer	Field: Payment History String Loan xxlue: xx Tape xxlue: xx |---| |----| Comment: Payment history string is 010102444444 however tape data is xx Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment hiostory string reversed is 444444xx10 however tape data is xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is conventional loan, the LTV at origination is xx. The lender require the mortxxge insurance. However the mortxxge insurance certifixxte is missing from loan fxxe."	* Applixxtion Missing (Lvl x) "The final xxxx is missing from loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "The initial Exxrow Account Dixxlosure and List of Service Provider Dixxlosure is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8249997	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortxxge was originatedxxjudgments or liens have been found.
First installment of county taxes for the year of xx is delinquent in the amount of xx which was due on xx. These taxes are good through txxl xx.
Second installment of county taxes for the year of xx is due in the amount of xx on xx. Second installment of county taxes for the year of xx has been paid in the amount of xx
According to the latest payment history as of xx/xx/xxxxthe borrower has been maxxregular payments and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reected in the amount of xx. The borrower has been maxxpayments as per the reaffirmation agreement which was fxxed on xx under bankruptcy xxsexx (Doc#xx). According to the reaffirmation agreement loxxted atxx the annual interest rate is x.xxx% and monthly payment is xx The plan period is xxx months. The amount of debt subject to reaffirmation is in the amount of xx.	Collections Comments:The current lexxl status of the loan is performing and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reected in the amount of xx. The borrower has been maxxpayments as per the reaffirmation agreement which was fxxed on xx under bankruptcy xxsexx . According to the reaffirmation agreement loxxted at xxthe annual interest rate is x.xxx% and monthly payment is $x,xxx.xx. The plan period is xxx months. The amount of debt subject to reaffirmation is in the amount of xx. The borrower,xxhad fxxed the bankruptcy under chapter x th the xxsexx on xx. According to voluntary petition xxhedule D, the xxlue of the collateral is $xx,xx.xx and amount of secured claim is $xxx,xxx.xx. Hence, unsecured portion is reected in the amount of xx. The xxse was dixxharged on xx and was terminated on xx Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan fxxe.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower,xx had fxxed the bankruptcy under chapter x th the xxsexx on xx. According to voluntary petition xxhedule D, the xxlue of the collateral is xx and amount of secured claim is xx Hence, unsecured portion is reected in the amount of xx.
According to reaffirmation agreement which was fxxed on xx  the interest rate has been modified to xx and the monthly payment is xx The plan period is xxx months. The amount of debt subject to reaffirmation is in the amount of xx.
The xxse was dixxharged on xx and was terminated on xx
Not Applixxble	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report HUD-1 Closing Statement Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: The borrower, xxhad fxxed the bankruptcy under chapter 7 th the xxsexx on xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: The borrower has been maxxpayments as per the reaffirmation agreement which was fxxed on xx under bankruptcy xxsexx    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: First payment due as per the original note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: LTV is one of the same audit xxlue does not recognize two decimal rounding.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The stated P&I as per the original note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The stated rate as per the original note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Audit payment string is based on 12 months.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Audit payment string is based on 12 months.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -5 (Days) xxriance %: Comment: According to note, maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The subject mortxxge was originated on xx.Executed copy HUD-1 loxxted xxwhich was signed by the borrower on xx reects the settlement date as xx Fees mentioned on itemization loxxted at xx do match th fees mentioned on Hud-1. However, the xxlues are updated from same HUD-1 for compliance ease test."	* Applixxtion Missing (Lvl x) "Final loan applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA finance charge test.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
This loan faxxed the TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
This loan faxxed the TxxA APR test. The annual percentage rate (APR) is xx The dixxlosed APR of xx is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
TxxA Finance Charge Test: FAxx Loan Data: xx Comparison Data: xx xxriance: -xx
TxxA Foreclosure Rexxission Finance Charge Test: FAxx Loan Data: xx Comparison Data: xx xxriance: -xx
TxxA APR Test: FAxx Loan Data: xx Comparison Data: xx xxriance: -xx
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* LTV or CLTV exceeds xxx% (Lvl x)     "The subject mortxxge was originated th the loan amount of xx However, according to appraisal report, the appraised xxlue is xx which is less than the loan amount.
Hence, CLTV is xxlculated as xx which exceeds xx
* Missing credit report (Lvl x)     "Code level x loan is seasoned more than x years. Credit report is missing from loan documents"
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The property is loxxted in state of xx The follong required State Dixxlosure is missing in the loan fxxe.
x.Equal Credit Axxabxxity Notice
x.Insurance Tying Dixxlosure
x.Non-Deposit Insurance Dixxlosure"
* Not all borrowers signed Txx (Lvl x)     "Final Txx is not signed by the borrower."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81213278	xx	Unavailable	Not Applicable	21.206%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$29,839.02	4.500%	$1,137.39	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx
There is the active Judgment of State Tax Lien in the amount of xx which was recorded on xx in favor ofxx
The property tax status:
x) The x installment county taxes of xx/xx are paid in the amount of $x,xxx.xx.
x) The x installment county taxes of xx/xx are paid in the amount of $x,xxx.xx .
All prior taxes have been paid.
The payment history dated xx shows that the loan is current and the next payment due date isxx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current UPB is in the amount of xx.	Collections Comments:Loan Status: The loan is current and the next payment is due forxx.
No evidence of foreclosure activity has been found.
No record of open bankruptcy  has been found.
No evidence of damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The loan modifixxtion agreement was made between Borrower,xxth a new principal balance of xx The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx txxl the maturity date of xx There is a deferred balance in the amount of xx The interest at the fixed rate of xx wxxl be charged on the interest bearing amount of xx	Affxxiated Business Dixxlosure Credit Report	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized terms is xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: 31 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original stated rate per note is 1.00%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 01000000001M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string Reversed is M10000000010 Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure document is missing from the loan fxxes."
* ROR Transaction date not consistent th Note and/or HUD (Lvl x)     "As per ROR, transaction date xx is different from the note date xx
																									* Settlement date is different from note date (Lvl x) "As per the HUD, the settlement date is xx which is different than the note date xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60097228	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$60,071.93	3.875%	$457.47	xx/xx/xxxx	Financial Hardship	Updated title report datedxx
There is a break in chain of assignment in between from xx
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is performing and maxxregular payments. The next due date is xx. The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to tape data is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of xx
Collections Comments:Collection comments axxable from xx/xx/xxxxxxl xx/xx/xxxxhows that the borrower is performing and maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of xx

The loan was modified th an effective date of xx and a new principal balance of xx to a step rate starting at x.xxx % and a P&I payment of $xxx.xx beginning from  th a new maturity date of xx/xx/xxxx.  The  rate is in x steps ending th x.xxx %.
The foreclosure was not initiated in the loan.
The borrower xxhad fxxed bankruptcy under chapter-x th the xxse# xx The date of last fxxing bankruptcy is xx The plan has not been confirmed yet.
The loan is currently in active bankruptcy.
The subject property is owner occupant th no visible damages or repairs.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx had fxxed bankruptcy under chapter-x th the xxse#xxThe date of last fxxing bankruptcy is xx The plan has not been confirmed yet. The POC was not fxxed.
The motion for relief from stay was fxxed on xx
The reaffirmation agreement was fxxed on xx The document is loxxted at xx This xxse was dixxharged on xx and it was terminated on xx	Loan Modifixxtion agreement was made between borrower xx
The loan was modified th an effective date of xx and a new principal balance of xx to a step rate starting at x.xxx % and a P&I payment of $xxx.xx beginning from xx th a new maturity date of xx/xx/xxxx.  The  rate is in x steps ending th x.xxx %.
In addition there is a clause that borrower wxxl make a balloon payment in the amount of xx on the maturity date of xx/xx/xxxx.	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Initial Exxrow Acct Dixxlosure
Loan Program Info Dixxlosure
Missing Required Dixxlosures
Notice of Servicing Transfer
Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amoritized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -19 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Mod Step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod Step 1 rate is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Mod Step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod Step 2 rate is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Mod Step 3 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -x   xxriance %: -xx   Comment: Mod Step 3 rate is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Mod Step 4 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod Step 4 rate is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original standard LTV (CLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90480733	xx	Unavailable	Not Applicable	39.081%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$3,220.66	xx/xx/xxxx	Financial Hardship	The Updated Title Report dated xx reects the subject mortxxge is in x lien position. The Chain of Assignment is not complete as there is a break in the assignment chain and a xxp assignment is needed however the latest assignment is to xx. recorded xx There is a x mortxxge of record th xx as nominee forxxin the amount ofxxNo assignments found. There are no active judgments or liens found. The annual tax amount is $x,xxx.xx. The xx County x half taxes were paid on xx/xx/xxxxn the amount of xx The xx County x half taxes were paid onxx/xx/xxxxn the amount of xx	The loan is currently due for the xx/x/xx payment. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and was applied to the September xx payment. The payment history provided does not provide the UPB or a balances therefore the tape data was used for the UPB, the Exxrow Adxxnce Balance and Corporate Adxxnce Balance.	Collections Comments:The loan is currently due for the xx/x/xx payment. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and was applied to the September xx payment. The payment history provided does not provide the UPB or a balances therefore the tape data was used for the UPB, the Exxrow Adxxnce Balance and Corporate Adxxnce Balance. The loan was modified th an effective date of xx th a new principal balance of xx to a step rate starting at x.xxx% and a P&I payment of $x,xxx.xx for the first x years then adjusts to a rate of x.xxx% for xx months then x.xxx% for the remaining term th a new maturity date of x/x/xxxx. A Chapter xx Agreed Order changed the loan terms as follows: Principal Balance xx Commencement Date x/x/xx, Loan Term xx years, Interest Rate x.xx%, P&I Payment $x,xxx.xx, Exxrow Payment $xxx.xx. The borrower previously fxxed at least x Bankruptcies since the subject loan was originated. xxse#xx was fxxed on xx and was closed xx Chapter xx Bankruptcy xxse#xx was fxxed on xx that was terminated on xx xxse# xx was fxxed on xx and was closed xx xxse#xx was fxxed on xx and was closed xx Servicing comments reect a Motion for Relief was granted on xx Prior Foreclosure action had a foreclosure sale date xxheduled for xx after a xx was granted on xx The sale date was postponed to xx then xx then xx due to stay by the Bankruptcy Appellate Panel. The Bid Amount was for xx and the sale dates were rexxheduled forxx then a settlement was reached th the borrower to resume Bankruptcy payments beginning th February xx to pay xx (P&I of xx and Exxrow of xx for taxes and insurance) th a lump sum payment in the amount of xx due by xx An insurance claimxx was fxxed on xx th xx th a date of loss of xx for theft and xxndalism to the property th a speculative amount of xx A denial of coverage was received on xx due to insurable damage being less than the deductible. Servicing comments do not reect a further information rexxrding the xxndalism to the property or if it was repaired however comment dated xx reects per property inspection, there is no damage and the property is in good condition. Exterior BPO completed xx reects an As Is xxlue of xx The latest Exterior BPO completed xx reects an As Is xxlue of xx
Foreclosure Comments:Prior Foreclosure action had a foreclosure sale date xxheduled for xx after a xx was granted on xx  The sale date was postponed to xx thenxxdue to stay by the Bankruptcy Appellate Panel.  The Bid Amount was for xx and the sale dates were rexxheduled for xxx then a settlement was reached th the borrower to resume Bankruptcy payments beginning th February xx
Bankruptcy Comments:The borrower previously fxxed x Bankruptcies since the subject loan was originated. xxse# xx was fxxed on xx and was closed xx Chapter xx Bankruptcy xxse# xxwas fxxed on xx that was terminated on xx xxse#xxwas fxxed on xxwas fxxed on xx Servicing comments reect a Motion for Relief was granted on xx	The loan was modified th an effective date of xx th a new principal balance of xx to a step rate starting at xx and a P&I payment of xx for the first x years then adjusts to a rate of x.xxx% for xx months then x.xxx% for the remaining term th a new maturity date of x/x/x. A Chapter xx Agreed Order changed the loan terms as follows: Principal Balance xx Commencement Date xx Loan Term xx years, Interest Rate x.xx%, P&I Payment xx Exxrow Payment $x.x.	Credit Report Document Shong a Index Numerixxl xxlue Loan Program Info Dixxlosure	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xxComment: The amortized term reects 189 months. The loan has been modified. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The loan was previously in Foreclosure which has since been dismissed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: 28 (Days)   xxriance %:    Comment: Doc Date of Last Modifixxtion reects xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The Note at origination had an interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: The Note at origination reects a Fixed Rate however the loan has since been modified to a Step Rate.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The Original Standard LTV Ratio was xx however the tape data reects xx which appears to be due to rounding.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 444444444422.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string reversed is 224444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx  Tape xxlue:xx  xxriance:    xxriance %:    Comment: No Dixxrepancy.   Tape Source: Initial   Tape Type:
																					Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: xx (Days) xxriance %: Comment: Stated Maturity Date per loan modifixxtion is xx Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "The Final HUD is not executed by the borrower however it is stamped true and correct copy of the original and is executed by the Settlement Agent."	* Loan program dixxlosure missing or unexecuted (Lvl x) "Loan Program Dixxlosure is missing from the fxxe." * Missing credit report (Lvl x) "Credit report is missing from loan documents." * Missing Required Dixxlosures (Lvl x) "List of Service Providers is missing from the fxxe." * Operative Index Numerixxl xxlue Unaxxable based on lender docs (Lvl x) "The Note at origination is an Adjustable Rate, unable to determine the operative index xxlue used by the lender at origination." * Txx not hand dated (Lvl x) "The Final Txx is not hand dated by the borrower. The date is typed."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62498544	xx	Unavailable	Not Applicable	43.436%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.390%	$546.78	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx
There is one state tax lien axxinst the borrower in the amount of xx and it was recorded on xx in favor of State ofxx
The annual county taxes of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.

According to the updated title report dated xx the assignment of mortxxge recorded on xx  has a wrong document reference to the subject mortxxge as the assignment shows subject mortxxge recorded date as xx however, the subject mortxxge was recorded on xx It looks like a xxrivener error on the Mortxxge instrument which could be cured through reformation. However, it doesn't affect the enforceabxxity of the security instrument.
Review of latest payment history shows that the loan is performing. The last payment was received on xx in the amount of xx th interest rate of x.xxx for the due date ofxx. The next due date is xx. The latest payment history reects the UPB in the amount of xx The last payment was made by the borrower is as per the mod dated x/xx/xx.	Collections Comments:The loan is performing. The last payment was received on xx in the amount of xx th interest rate of x.xxx for the due date ofxx. The next due date is xx. The latest payment history reects the UPB in the amount of xx The last payment was made by the borrower is as per the mod dated xx

The Loan Modifixxtion agreement was made on an effective date ofxx/xx/xxxxetweenxxThe xxriable interest rate changed to fixed interest rate. The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx th new interest rate of x.xx%. The first payment had begun from xx and ends th the maturity date of x/x/xxx.

Since loan origination there is no bankruptcy fxxing.
No comments have been found rexxrding the current or prior foreclosure proceedings.

As per collection comments the subject property is occupied by owner th good condition and well maintained. No comments found rexxrding damage or repairs to the property.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The Loan Modifixxtion agreement was made on an effective date of xx between xx (borrower) and xx The xxriable interest rate changed to fixed interest rate. The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx th new interest rate of x.xx%. The first payment had begun from xx and ends th the maturity date of x/x/xxx.	Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -92 (Days)   xxriance %:    Comment: date of last mod is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 121100000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string reversed is 000000001121. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State and the required dixxlosures are missing from the loan fxxe as follow.
Agent Preference Dixxlosure
xxsualty Insurance Dixxlosure"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32521981	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$1,297.31	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from xx. The last payment was received in the amount of xx which was applied to due date ofxx and the next due date is xx. Current UPB reects in the provided tape data is in the amount of xx	Collections Comments:The loan is in collections.
Review of the payment history axxable from x/x/xx toxx/xx/xxxxThe last payment was received in the amount of $x,xxx.xx which was applied to due date ofxx and the next due date is xx. Current UPB reects in the provided tape data is in the amount of xx
Loan Modifixxtion agreement was made between borrower xx on effective date xx
The borrower had given promise to pay the UPB of xx th interest rate of x.xx% th P&I of $x,xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of x/x/xxxx.

Update:
As per comment dated x/x/xx, the borrowerxx. Further detaxxs not provided.
As per comment dated x/x/xx, the subject property has been occupied by unknown.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan Modifixxtion agreement was made between borrowerxx on effective date of xx
The borrower had given promise to pay the UPB of xx th interest rate of x.xx% th P&I of $x,x th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of x/x/x.
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xxComment: Amortized term is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -9 (Days)   xxriance %:    Comment: Doc date of last mod is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 01222222mmmmm , tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string reversed is mmmmm22222210 , tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xx   Tape xxlue: xxriance:    xxriance %:    Comment: Property address street is xx, tape showsxx  Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "The Final xxxx (Applixxtion) is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx Follong required State dixxlosure are missing from loan fxxes:
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
x.Notice of Right to Copy of Appraisal
x.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from loan fxxes."
																									* ROR Transaction date not consistent th Note and/or HUD (Lvl x) "ROR transaction date is xx/xx/xxxxhich is not consistent th note dated xx/xx/xxxx* Settlement date is different from note date (Lvl x) "Settlement date is xx which is different from note dated xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2072866	xx	Unavailable	Not Applicable	40.296%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is from xx to xx.
No active judgments and liens have been found axxinst the borrower and the subject property.
First and second installment of city taxes for the year xx has been paid in the total amount of xx
No prior year delinquent taxes have been found.
According to the payment history, the borrower is delinquent for x months and is next due for xx. The last payment received date is unaxxable. The last payment was made in the amount of xx th interest rate x.xxx%. As per payment history report, the new UPB is xx The last payment was made as per the ARM change notice loxxted atxx	Collections Comments:Review of loan fxxe and servicing comment shows that the borrower is delinquent for x months and is next due for xx. The last payment received date is unaxxable. The last payment was made in the amount of xx th interest rate x.xxx%. As per payment history report, the new UPB is xx The last payment was made as per the ARM change notice loxxted atxx
The reason for default is not given in the latest xx months collection comments.
No evidence of post-closing BK or foreclosure has been found.
Borrower intention contradicts thin the servicing comment. Comment dated xx states that at some point borrower seems interested in the property but at some point borrower seems not interested in the property.
As per the servicing comment dated xx the subject property is occupied by the original owner. No comments have been found which states the current condition of the subject property. No damage or repair related comment has been found in the servicing comments.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl. Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Notice of Servicing Transfer Right of Rexxission	Field: ARM Index Type Loan xxlue: LIBOR - One Year WSJ Tape xxlue: xx - One Year Fannie Mae |---| |----| Comment: The Note reects the ARM Index Type as xx- One Year WSJ. Tape Source: Initial Tape Type:
Field: ARM Lifetime xxp Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The Note reects the ARM Lifetime xxp Rate as xx   Tape Source: Initial   Tape Type:
Field: ARM Lifetime oor Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The Note reects the ARM Lifetime oor Percent as xx   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx (Days)   xxriance %:    Comment: The Note reects the ARM Index Type as xx - One Year WSJ.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as MMMMM0000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Payment History String reversed is 0000000MMMMM. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan is faxxed for the TxxA APR test and for the TxxA right of rexxission test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan is faxxed for the TxxA APR test and for the TxxA right of rexxission test.
Loan Data x.xxx% Comparison Data xx xxriance -xx
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "The Loan Program Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Dixxlosure is missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "The Operative index xxlue is unable to confirm."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "Right of Rexxission Document is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22509133	xx	Unavailable	Not Applicable	49.533%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$859.69	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortxxge was originated on xxpending are as follows: x) Hospital lien axxinst the borrowerxx	Provided payment history as of xx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx was received on xx in the amount of xx According to the payment history the current unpaid principal balance is being reected in the amount of xx	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/xxxxo xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of xx According to the payment history the current unpaid principal balance is being reected in the amount of xx According to the servicing comments, the subject property is owner occupied th no visible damages or repairs. It is in average condition. The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modifixxtion on xx/xx/xxxxThe loan modifixxtion was last made effective from xx/xx/xxxxThe borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and started from the first payment on xx and to be ended th the maturity date of xx/xx/xxxx. No information pertaining to foreclosure has been found in the latest xx months servicing comments. The borrower xx had fxxed bankruptcy under chapter xx th xxse #xxand the plan was confirmed on xx The bankruptcy xxse was dixxharged on xx and also got terminated on xx

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx had fxxed bankruptcy under chapter xx th xxse # xxand the plan was confirmed on xx The bankruptcy xxse was dixxharged on xx and also got terminated on xx According to the amended chapter xx plan, the debtor shall pay to the trustee the sum of xx per months for xx month and then xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of xx	Loan Modifixxtion agreement was made between borrowerxxon effective date of xx The borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and started from the first payment on xx and to be ended th the maturity date of xx/xx/xxxx.	Affxxiated Business Dixxlosure Credit Report Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xxComment: Modifixxtion changed the maturity date. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The Co-Mortxxgor fxxed Bankruptcy and not the Borrower   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -42 (Days)   xxriance %:    Comment: Date taken from the modifixxtion agreement   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Rounding error.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Data Error   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Data Error Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud-1 is not signed by the borrower."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) xx
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.xx, transferred from xx) The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.  This loan faxxed the TxxA foreclosure rexxission finance charge test. xx, transferred from xx ) The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Not all borrowers signed Txx (Lvl x)     "Final Txx is not signed by all the borrowers."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44821124	xx	Unavailable	Not Applicable	38.225%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$978.25	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated oxxThe chain of assignment is complete as the assignment of subject mortxxge is currently th xx.,. No active liens and judgment have been found on updated title report. x installment of combined tax for the year of xx has been paid on xx in the amount of xx x installment of combined tax for the year of xx has been paid on xx in the amount of xx x installment of combined tax for the year of xx has been paid on xx in the amount of xx xth installment of combined tax for the year of xx is past due (under xx-days) which was due on xx in the amount of xx	Review of the payment history provided fromxx/xx/xxxxo xx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx on x/x/xx which was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/x/xx which was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Loan modifixxtion agreement was made between the borrower and Lender on xx/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which bexxn on xx/x/xx. The new principal balance is xx The interest bearing amount is xx and the maturity date is xx/x/xxxx. Reason for Modifixxtion is Financial Hardship.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between the borrower and Lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which bexxn on xx/x/xx. The new principal balance is xx The interest bearing amount is xx and the maturity date is x/x/x. Reason for Modifixxtion is Financial Hardship.	Credit Report Missing Required State Dixxlosures Note	Field: Amortized Term (xxlculated) Loan xxlue: Unaxxable Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 11/6/xx   Tape xxlue: 11/1/xx   xxriance: 5 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: 0.00200%   Comment: Original Standard LTV(OLTV) however the tape data shows 66.080% however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 1211011100000 however the tape data shows 12110110000000..   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment History String is 1211011100000 however the tape data shows 12110110000000.. Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "Note document is axxable in the loan fxxe but only 4th page of the note is axxable in the loan fxxe loxxted at xx whereas, the other pages are missing from the loan fxxe."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Below State dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87293685	xx	Unavailable	Not Applicable	39.148%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx No active judgments and liens have been found. Second installment of city taxes of xx-xx is due in the amount of $xxx.xx. No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is maxxthe payments regularly. The last payment was received on xxx in the amount of xx that was applied for the due date xxx. The next payment is due on xx The current P&I is xx th current interest rate x.xx%. The UPB is not given in the payment history, therefore the UPB is taken from xx	Collections Comments:The loan is performing. The borrower is maxxthe payments regularly. The last payment was received on xxx in the amount of $xxx.xx that was applied for the due date xxx. The next payment is due on xx The current P&I is $xxx.xx th current interest rate x.xx%. The loan has not been modified yet since origination. The debtorxxhad fxxed the bankruptcy under chapter x th xxse#xx. xxhedule D of voluntary petition dated xx shows that the amount of secured claim thout deducting the xxlue of collateral is xx and the xxlue of collateral that supports this claim is xx however, the unsecured portion is xx The debtor was dixxharged on xx The bankruptcy was terminated on xx No evidence of foreclosure proceeding has been found. No information is provided in comments rexxrding the reason for default & occupancy of the subject property. No evidences have been found in the latest xx months servicing comments rexxrding the property condition.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtorxxhad fxxed the bankruptcy under chapter x th xxse#xx. xxhedule D of voluntary petition dated xx shows that the amount of secured claim thout deducting the xxlue of collateral is xx and the xxlue of collateral that supports this claim is xx however, the unsecured portion is xx The borrower wants to keep the subject property by maxxregular payments. The debtor was dixxharged on xx The bankruptcy was terminated on xx	Not Applixxble	Credit Report Missing Required State Dixxlosures	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: Bankruptcy is Yes however the tape data shows NO. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 100000000010 however the tape data shows 010000011100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String reversed is 100000000010 however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state, xx state required dixxlosure all are missing from the loan fxxe.
xx Applixxtion Dixxlosure
Choice of Settlement Agent Dixxlosure
Dixxlosure of Charges For Appraisal or xxluation
Copy of Appraisal or Statement of Appraised xxlue
																									Affxxiated Business Dixxlosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99678003	xx	Unavailable	Not Applicable	49.600%	First	Final policy	Not Applicable	x	xx	xx	$2,604.97	3.875%	$1,004.78	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has been completed, currently the mortxxge is th xx which was recorded on xx
There is a state tax judgment axxinst prior owner xx, Employment Development Department in the amount of xx
The taxes information has not been mentioned.
As per the review of the payment history, the borrower has been delinquent for xx+days and the next payment is due for xx. The last payment was received on xx in the amount of xx which was applied for xx. The UPB is xx The current P&I is $x,xxx.xx and PITI is $x,xxx.xx.	Collections Comments:
The present status of the loan is in performing and the next payment is due for xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for xx. No records for bankruptcy and foreclosure. No evidence of post-closing foreclosure have been found. The RFD is unable to be determined. The loan was modified thrice since origination. Unable to determine the occupancy. No repairs and damages have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	This modifixxtion agreement was made between Lender xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly th a modified interest rate of x.xxx %, beginning from xx The maturity is x/x/x.
The interest bearing amount is xx and the amount of deferred balance is xx is provision for the balloon payment.
The Loan was modified x times, previously loan was modified on xx documents are loxxted atxx
Affxxiated Business Dixxlosure ARM Rider Credit Report Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xxComment: Amortization term months is 206. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The Note reects interest only provision.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The Note reects the original stated P&I as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 0000mmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Payment History String reversed is mmmmmmmm0000. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Loan program dixxlosure missing or unexecuted (Lvl x) "The loan program dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider dixxlosure is missing from the loan fxxe"
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx The follong dixxlosures are missing from the loan fxxe:

x. Impound Account Dixxlosure
x. Cosigner Notice
x. Prixxte Mortxxge Insurance Dixxlosure
x. Earthquake Dixxlosure forCondominiums
x. Hazard Insurance Dixxlosure
x. Insurer RecommendationDixxlosure
x. xx Fair Lending Notice
x. Anti-Tying Dixxlosure
x. Prixxcy Notice
xx.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Mortxxge - Missing required ARM Rider (Lvl x)     "ARM rider is missing from the loan fxxe."
* Mortxxge Riders incomplete / inaccurate (Lvl x)     "ARM rider is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Operative index xxlue is unable to be determined from the axxable loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The affxxiated business dixxlosure is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "The loan was originated on xx and the settlement statement is dated xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70261713	xx	Unavailable	Not Applicable	47.874%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$20,186.95	6.000%	$489.55	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx
The chain of assignment has not been completed. Currently, the assignment is from x x toxxhowever, the assignment should be th the xx.
There are no active liens and judgments.
The x and x installment town taxes of the year xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower has been delinquent for x month and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied to xx. The UPB reected in the payment history is in the amount of xx current P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.	Collections Comments:The collection comment review states that the loan is in an active collection. According to the payment history as of xx, the borrower is currently delinquent for x month. The last payment was received on x/x/xx. The last payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reected as per the payment history is in the amount of xx
This loan was modified once since origination that is on xx
The reason for default is xxlness of borrower. The subject property is owner occupied. The borrower's intention is to keep the property. No comments have been found rexxrding the damage and repair in the latest servicing comments.

Update:
As per the servicing comment dated xx the reason for default is the death of the borrower's famxxy member.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The modifixxtionagreement was made on x/x/xx between the borrower xx As per modified terms, the borrower promises to pay the modified principal amount of xx th interest rate starting at x.xxx % and the P&I in the amount of $xxx.xx. The deferred balance in the amount of xx and interest bearing amount is xx The payments were started from xx and the new maturity date isxx/xx/xxxx. This loan was modified once since origination. There is no balloon provision.	Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per note loan amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -16 (Days)   xxriance %:    Comment: According to the modifixxtion agreement the loan was modified on 5/8/xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string is 213223112223.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history reversed string is 322211322312.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx  Tape xxlue: xx  xxriance:    xxriance %:    Comment: Note reects the property address asxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
TxxA Finance Charge Test: Result FAxx Loan Data xx Comparison Data xx xxriance -xx
This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
TxxA Foreclosure Rexxission Finance Charge Test: Result  FAxx Loan Data xx Comparison Data xx xxriance -xx
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx The follong required state dixxlosures are missing from the loan fxxe.
x.MI Borrower's Bxxl of Rights
x.MI Consumer xxution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing form the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59047827	xx	Unavailable	Not Applicable	17.334%	First	Final policy	Not Applicable	x	xx	xx	$532.95	6.000%	$863.58	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete. The latest assignment of mortxxge is th xx and it was recorded on xx.
There is a junior mortxxge axxinst the subject property in favor ofxxdated xx in the amount of xx and it was recorded on xx
There is a junior mortxxge axxinst the subject property in favor of xx in the amount of xx and it was recorded on xx
Active judgments or liens have been found pending are as follows:
x) There is a real estate tax lien axxinst the subject property in favor of xxin the amount of xx and it was recorded on xx
x) There is a IRS / Federal tax lien axxinst the borrower xx
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.	Provided payment history as of xx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx The last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of xx According to the payment history the current unpaid principal balance is being reected in the amount of xx	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/xxxxo xx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of xx According to the payment history the current unpaid principal balance is being reected in the amount of xx
According to the servicing comments, the subject property is owner occupied th no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive oblixxtions. The borrower made last payment as per loan modifixxtion on xx/xx/xxxxThe loan has been modified tce since origination. The loan modifixxtion was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and started from the first payment on xx and to be ended th the maturity date of xx/xx/xxxx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/xxxx. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had fxxed bankruptcy under chapter xx th xxse xxand the plan was confirmed on xx The bankruptcy xxse was dismissed on xx and also got terminated on xx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xxhad fxxed bankruptcy under chapter xx th xxse xx and the plan was confirmed on xx The bankruptcy xxse was dismissed on xx and also got terminated on xx
According to the chapter xx plan dated xx the debtor shall pay to the trustee the sum of xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in amount of xx
Loan Modifixxtion agreement was made between borrowersxxth Select Portfolioxxon effective date of xx
The borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx% th P&I of $x th fixed amortized type and started from the first payment on xx and to be ended th the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
Credit Report	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: verified from the note Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The borrower fxxed chapter 13 xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: 1 (Days)   xxriance %:    Comment: verified from the modifixxtion   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: verified from the payment history Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
																									* Settlement date is different from note date (Lvl x) "According to final Hud-x, the settlement date is xx which is different from the note date of xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2339301	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	3.625%	$215.88	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx No active judgments or liens have been found. Annual combined taxes of xx have been paid in the amount of xx	The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received on xx in the amount of xx and it was applied for the due date ofxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx The due date ofxx payment was made by borrower as per the loan modifixxtion agreement which was made on xx.	Collections Comments:Axxable servicing comment and documents in fxxe reveal that loan is in collections and currently performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date ofxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx
According to the PACER,xx (borrower) had fxxed bankruptcy under chapter-xx th the xxse#xx and the plan was confirmed on xx xxhedule D in voluntary petition dated xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as xx  POC was fxxed on xx in the secured claim amount xx Chapter xx planxxsubject creditor claim regular payment wxxl be paid in the amount of xx monthly and arrearage in the amount of xx through bankruptcy. Chapter xx Trustee Final Report and Account xxshows that subject creditor claim principal was paid in the amount of xx and arrearage in the amount of xx through bankruptcy. This xxse was dixxharged on xx and it was terminated on xx
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not axxable in the loan fxxe.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, xx(borrower) had fxxed bankruptcy under chapter-xx th the xxse#xx and the plan was confirmed on xx xxhedule D in voluntary petition dated xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as xx POC was fxxed on xx in the secured claim amount xx Chapter xx plan xx, subject creditor claim regular payment wxxl be paid in the amount of xx monthly and arrearage in the amount of xx through bankruptcy. Chapter xx Trustee Final Report and Account xxdated shows that subject creditor claim principal was paid in the amount of xx and arrearage in the amount of xx through bankruptcy. This xxse was dixxharged on xx and it was terminated on xx	The loan modifixxtion agreement was made between borrower and xx Inc on xx th the new modified unpaid principal balance xx The interest bearing amount was xx th step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning onxx. The step rate was in x steps ending at rate x.xx% and P&I wxxl be $.xx applixxble from xx to maturity date x/x/x.
Loan has been modified x times since origination.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: The original term was xx months but after three modifixxtions the loan term was extended Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: There was a post-origination bankruptcy fxxing   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx (Days)   xxriance %:    Comment: Audit xxlue has the date of the most recent modifixxtion   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Mod is in 5 step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: No Documentation   Tape xxlue: Full Documentation   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The ltv is the same using two or three decimal places   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Audit field shows most recent payment history from data provided   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Audit field shows most recent payment history from data provided Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "CE Risk Indixxtor is Moderate due to loan faxxed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the brokerage/finder fee test. Loan data is xx comparison data is xx and xxriance is xx
The mortxxge loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the  Rules and Regulations, brokerage fee is synomous th finder fee."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx%. Required MI certifixxte is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business form dixxlosure is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23282780	xx	Unavailable	Not Applicable	48.554%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$468.43	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx
x. There are two active Hospital, Medixxl or Attorney Liens axxinst the borrower in the total amount ofxx
x. There is an active civxx judgment axxinst the borrower in the amount ofxx
Annual City taxes for the year of xx-xx are under bankruptcy in the total amount of xx
Review of the payment history provided fromxx reveals that borrower has been the delinquent for +x months. The last payment was received in the amount of on xx which was applied for the due date of xx The next due date is xx Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for +x months. The last payment was received in the amount of xx on xx which was applied for the due date of xx/x/xx. The next due date is x/x/xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which bexxn on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.
Borrower has fxxed bankruptcy under chapter xx xxse# xx. POC was fxxed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx  Amended Chapter xx Plan was fxxed on xx which states that the debtor shall pay xx per month for xx months. Debtor wxxl pay installment payment of xx which wxxl extend beyond the life of the plan, wxxl be maintained during the plan, th payment disbursed by the trustee. Order Confirming Chapter xx Plan was fxxed on xx which states that the debtor amended plan which was fxxed on xx is hereby confirmed. Currently debtor is in active bankruptcy.
There is no information axxable rexxrding current occupancy in the collection comments.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has fxxed bankruptcy under chapter xx xxse# xxPOC was fxxed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Amended Chapter xx Plan was fxxed on xx which states that the debtor shall pay xx per month for xx months. Debtor wxxl pay installment payment of xx which wxxl extend beyond the life of the plan, wxxl be maintained during the plan, th payment disbursed by the trustee. Order Confirming Chapter xx Plan was fxxed on xx which states that the debtor amended plan which was fxxed on xx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx which bexxn on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.	Credit Report	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Per most recent modifixxtion amortized term is xx months and origination note amortized term is xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -23 (Days)   xxriance %:    Comment: actual data and tape data difference - see signature date.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Most recent payment made xx loan is currently 5 months delinquent th the next due date 1/1/19   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Most recent payment madexx/xx/xxxxloan is currently 5 months delinquent th the next due date 1/1/19   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase Risk Indixxtor is Moderate due to Brokerage/Finder Fee Test is faxxed."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "ComplianceEase State Regulation test Faxxed due to follong reason;
x. Brokerage/Finder Fee Test show Loan data xx Comparison Data $x,xxx.xx and xxriance +$x,xxx.xx.
The mortxxge loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the  Rules and
Regulations, brokerage fee is synomous th finder fee."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing xx, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds.""
* Missing credit report (Lvl x)     "Credit documentation missing - Loan is seasoned > x years. Credit report is missing from loan documents."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* Txx not hand dated (Lvl x) "Final Txx is axxable in the loan fxxe but it is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73706059	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$7,425.40	4.625%	$836.78	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx There is a judgment in the amount of xx which was recorded on xx in favor of xxNo prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xxx in the amount of xx that was applied for the due date of xxx. The next payment is due on xxx. As per payment history, the current UPB is xx	Collections Comments:The loan is in collections. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xxx in the amount of $x,xxx.xx that was applied for the due date of xxx. The next payment is due on xxx. The loan was modified on xx The borrower had given promise to pay the UPB of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of x/x/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount. The debtorsxxhad fxxed the bankruptcy under chapter xx th xxsexx xxhedule D of voluntary petition dated xx shows that the amount of secured claim thout deducting the xxlue of collateral is xx and the xxlue of collateral that supports this claim is xx however, the unsecured portion is xx As per chapter xx plan dated xx the debtor shall pay xx per month for xx months. The plan was confirmed on xx Later, the debtors were dixxharged on xx The bankruptcy was terminated on xx The xx was fxxed on xx The POC was fxxed on xx th POC amount of xx No evidence of foreclosure has been found. As per comment, the reason for default is reduction of income. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied th no visible damages or repairs.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtors xx had fxxed the bankruptcy under chapter xx thxxhedule D of voluntary petition dated xx shows that the amount of secured claim thout deducting the xxlue of collateral is xx and the xxlue of collateral that supports this claim is xx however, the unsecured portion is xx As per chapter xx plan dated xx the debtor shall pay xx per month for xx months. The plan was confirmed on xx Later, the debtors were dixxharged on xx The bankruptcy was terminated on xx The MFR was fxxed on xx The POC was fxxed on xx th POC amount of xx	Loan Modifixxtion agreement was made between borrowerxx. The borrower had given promise to pay the UPB of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of x/x/x. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount.	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized Term is xx. However, tape data shows 593. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Pacer shows there is bankruptcy. However, tape data shows No bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: 10 (Days)   xxriance %:    Comment: Doc Date of Last Modifixxtion is 6/1/xx. However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 1221mmmm0011. However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment History String Reversed is 1100mmmm1221. However, tape data shows xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan fxxe. However, estimated document is axxable in the loan fxxe loxxted at xx."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Compliance Ease risk indixxtor is moderate as loan is faxxing for TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA APR Test is faxx. Loan data is x.xxx% and comparison data is x.xx%. Hence, the xxriance is -x.xx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x)     "ROR is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x, Settlement date is xx however, note date is xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47371765	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$8,050.68	4.000%	$426.05	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided tape data is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history axxable from x/x/xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided tape data is in the amount of xx
Loan Modifixxtion agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx th interest rate of x.xx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of x/x/xx.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan Modifixxtion agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of xx th interest rate of x.xx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of x/x/xx.
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures	Field: Deferred Balance Amount Loan xxlue: xx Tape xxlue:xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -19 (Days)   xxriance %:    Comment: Doc date of last mod xx tape shows xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: First pay date is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: MOD step 1 date is NA, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 101012121212, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string reversed is 101012121212, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xxTape xxlue:xx xxriance:    xxriance %:    Comment: Property address street is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -3259 (Days)   xxriance %:    Comment: Maturity date is 3/7/xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: Manufactured Housing Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: Property type Manufactured Housing, tape shows single famxxy Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An Appraisal Report at the origination loxxted atxxstates that the property is a manufactured home. The axxable copy of appraisal is not legible. Axxable title policy at origination does not consist of Alta Endorsement 7 form. VIN number is not axxable on the recorded mortxxge document. Affidavit of affixation is missing from the loan fxxes. The axxable BPO loxxted at xxshows that the subject property is a “Manufacture home". The Tax report from the Updated title shows separate assessment for Land and Improvement. Hence, unable to determine whether the home is attached to the permanent concrete foundation."	* Applixxtion Missing (Lvl x) "The Final xxxx (Applixxtion) is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is in xx state. The required State dixxlosures are missing from the loan fxxe.
Amortization xxhedule Dixxlosure
Credit Property Insurance Dixxlosure
Fee Agreement
Priority of Security Instrument Dixxlosure
Attorney Selection Dixxlosure"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxes."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48514007	xx	Unavailable	Not Applicable	48.462%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$34,900.97	4.625%	$2,385.07	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx
The chain of the assignment has been completed. The last assignment is th xx. which was recorded on xx.
There are two civxx judgments axxinst the borrower, xx
First and second installments of county taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of xx the borrower is currently delinquent for x month and the next due date xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid principal balance is in the amount of xx The current interest rate as per modifixxtion agreement is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date xx. The last payment was received onxx/xx/xxxxn the amount of xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is in the amount of xx The current interest rate as per modifixxtion agreement is x.xxx% and P&I is $x,xxx.xx. The loan was modified on xx to the modified terms, the new principal balance is in the amount of xx out of which xx is deferred from the principal balance and the interest bearing amount wxxl be ,xx.xx.The borrower promises to pay $x,xxx.xx th the rate of interest x.xxx% beginning from xx The new maturity date is x/x/xxxx. The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modifixxtion.
The borrowerxx" had fxxed the bankruptcy under chapter xx th the xxse #xx and the plan was confirmed on xx  According to voluntary petition xxhedule D, the xxlue of the collateral is xx and amount of secured claim is xx Hence, unsecured portion is reected in the amount of $ xx
POC was fxxed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Motion for relief from stay was fxxed on xx and order for same was granted on xx
According to chapter xx standing trustee's final report and account dated xx the debtor had paid arrearage in the amount of xx to the creditor. According to notice of final cure payment dated xx the pre-petition arrearages have been paid in full. The xxse was dixxharged on xx and was terminated on xx
According to comment dated xx the subject property is owner occupied. According to comment dated xx the trial plan was offered to the borrower for three payments. No further detaxxs are axxable rexxrding same. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower,xx had fxxed the bankruptcy under chapter xx th the xxse # xxand the plan was confirmed on xx  According to voluntary petition xxhedule D, the xxlue of the collateral is xx and amount of secured claim is xx Hence, unsecured portion is reected in the amount of $ xx
POC was fxxed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Motion for relief from stay was fxxed on xx and order for same was granted on xx
According to chapter xx standing trustee's final report and account dated xx the debtor had paid arrearage in the amount of xx to the creditor. According to notice of final cure payment dated xx the pre-petition arrearages have been paid in full. The xxse was dixxharged on xx and was terminated on xx
This modifixxtion agreement was made between the borrower,xx and the lender, xxAccording to the modified terms, the new principal balance is in the amount of xx of which xx is deferred from the principal balance and the interest bearing amount wxxl be $x,xx.xx.The borrower promises to pay xx th the rate of interest x.xxx% beginning from xx The new maturity date is x/x/x. The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modifixxtion.	Credit Report Missing Required State Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized term are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The borrower, xxhad fxxed the bankruptcy under chapter 13 th the xxse xx and the plan was confirmed on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -23 (Days)   xxriance %:    Comment: Loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 001102101231.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String reversed is 132101xx00.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx  Tape xxlue:xx  xxriance:    xxriance %:    Comment: The Note reects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: xx Famxxy xxriance: xxriance %: Comment: Updated as per PUD rider. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certifixxte is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx. The follong state dixxlosures are missing from the loan fxxe.
?xx Applixxtion Dixxlosure
?Choice of Settlement Agent Dixxlosure
?Dixxlosure of Charges For Appraisal or xxluation
																									?Copy of Appraisal or Statement of Appraised xxlue"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17274262	xx	Unavailable	Not Applicable	30.664%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$166,562.02	2.000%	$493.63	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was recorded on xx thxx
The chain of assignment has been completed as currently the assignment is th xx recorded on xx
* One senior mortxxge found opened axxinst the subject property recorded on xx in the amount of xx which is in the favor of xx as nominee forxx
Active Judgments and Liens;
x) x HOA liens found pending axxinst the subject property recorded on different dates totaling in the amount of xx and all are in the favor of xx
x) HOA lien found pending axxinst the subject property recorded on xx in the amount of xx which is in the favor ofxx
x) HOA lien found pending axxinst the subject property recorded on xx in the amount of xx which is in the favor xx
x) x credit xx judgment found pending axxinst the borrowerxx
x) One civxx judgment found pending axxinst the borrower Kxx

Review of payment history as of dated xx shows that the borrower is the borrower is maxxirregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx in the total amount of xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of xx	Collections Comments:Collection comments axxable from xx/xx/xxxxxxl xx/xx/xxxxshows that the borrower is the borrower is maxxirregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx in the total amount of xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of xx
The loan was modified th an effective date of xx and a new principal balance of xx to a step rate starting at x.xxx % and a P&I payment of $xxx.xx beginning from xx th a new maturity date of xx/xx/xxxx.  The  rate is in x steps ending th x.xxx %.
The borrower agree to pay the UPB of xx th interest rate of x.xxx % and P&I of $xxx.xx th fixed amortized type beginning from first payment date xx and ends th the maturity date of xx/xx/xxxx.
The foreclosure was not initiated in the loan.
The borrower xx had ed bankruptcy under chapter xx th xxse#xx The plan was later confirmed on xx
The subject property is owner occupant th no visible damages or repairs.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx had ed bankruptcy under chapter xx th xxse#xx. The plan was later confirmed on xx

xx As per chapter #xx plan borrower make payment amount xx	Loan Modifixxtion agreement was made between borrower xx
The loan was modified th an effective date of xx and a new principal balance of xx to a step rate starting at x.xxx % and a P&I payment of $xxx.xx beginning from xx th a new maturity date of xx/xx/xxxx.  The  rate is in x steps ending th x.xxx %.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
Affxxiated Business Dixxlosure Credit Report Missing Required Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: Unaxxable Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: 1 (Days)   xxriance %:    Comment: As per modifixxtion doc date of last modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: As per modifixxtion loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per note original stated P&I xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 0222222122110.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Payment reects the Payment History String as 011221222220. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) ""The subject property is loxxted in xxe and the required dixxlosures are missing from the loan fxxe. Affidavit of Consideration Notice of Right to Select Attorney, Title Insurance Compa and Settlement Agent Dixxlosure No Exxrow Account""
* ComplianceEase State Regulations Test Faxxed (Lvl x)     ""The subject property is loxxted in xx and the required dixxlosures are missing from the loan fxxe. Affidavit of Consideration Notice of Right to Select Attorney, Title Insurance Compa and Settlement Agent Dixxlosure No Exxrow Account""
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxe."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90093274	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$1,333.22	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx

The chain of assignment is complete. Currently assignment is thxx.’

x. There is IRS lien axxinst the borrower in amount of xx

x.There are two state tax liens axxinst the borrower in amount of xx
x. There is civxx judgment axxinst the borrower in amount ofxx
x. There is real estate lien axxinst the subject property is in amount of xx
The combined county annual taxes have been paid off in amount xx
No delinquent taxes have been found.

As per payment history data as of xx, the borrower is maxxpayment regularly. The payment is next due on xx/xx/xxxxThe last payment was received on xx in the amount of xx and it was applied for the due date of xx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx
Collections Comments:The comment dated xx/xx/xxxxhows that the property needed repairs. No further information is rexxrding repair amount and nature of damage. According to the BPO report xxsubject property is occupied by owner and no visible damages/repairs have been found.

Review of loan fxxe and collection comment stated that foreclosure was initiated in xx. The sale xxheduled on xx But, foreclosure put on hold for forbearance agreement. No further information is axxable about foreclosure. Currently borrower is maxxwell payment.

As per payment history data as of xx, the borrower is maxxpayment regularly. The payment is next due on xx The last payment was received on xx in the amount of xx and it was applied for the due date of xx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx

The loan modifixxtion agreement was made betweenxx The first modified payment is stxxl due for the date of xx/xx/xxxxnd the new maturity date wxxl be xx/xx/xxxx. The new modified unpaid principal balance is xx and interest rate is in amount of xx A final balloon payment on the interest bearing principal balance of xx is due on the maturity date. The Borrower made the last payment as per the modifixxtion terms th interest rate of x.xxx% and modified P&I xx

No evidences have been found rexxrding foreclosure and bankruptcy fxxing.

Foreclosure Comments:Review of loan fxxe and collection comment stated that foreclosure was initiated in xx. The sale xxheduled on xx But, foreclosure put on hold for forbearance agreement. No further information is axxable about foreclosure. Currently borrower is maxxwell payment.
Bankruptcy Comments:Not Applixxble
The loan modifixxtion agreement was made between xxeffective date is xx The first modified payment is stxxl due for the date of xx and the new maturity date wxxl be xx The new modified unpaid principal balance is xx and interest rate is in amount of xx A final balloon payment on the interest bearing principal balance of xx is due on the maturity date. The Borrower made the last payment as per the modifixxtion terms th interest rate of x.xxx% and modified P&I xx
Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx |---| -xx |----| - Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -15 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Mod step 1 date is 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 1 rate is 4.375%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -365 (Days)   xxriance %:    Comment: Mod step 2 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 2 rate os 5.375%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Mod step 3 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod Step 3 rate is 6.375%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Mod step 4 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 4 rate is 7.375%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Unaxxable   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original stated rate is 8.75%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 0000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string reversed is 0000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: Refinance   Tape xxlue: Purchase   xxriance:    xxriance %:    Comment: Purpose of transaction per HUD-1 refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Applixxtion Loan xxlue: Refinance Tape xxlue: Purchase xxriance: xxriance %: Comment: Purpose per applixxtion refinance. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan fxxe. And there are no estimated HUD-1 / Itemization of fees axxable in fxxe."	* Applixxtion Missing (Lvl x) "Final Applixxtion/xxxx is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State; however, required state dixxlosures are missing from loan fxxe.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Dixxlosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70527076	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	$2,283.00	2.000%	$469.44	xx/xx/xxxx	Financial Hardship	As per the appraisal report, the original appraised xxlue is xx and the loan amount is $xx

According to the modifixxtion, the loan was modified xx between borrower xx.
As per the modified terms, the new principal balance is xx are x steps of modifixxtion. Borrower promises to pay P&I in the amount of xx th the modified interest rate of x.xxx %, beginning from xx The maturity is x/x/x. There is a deferred balance of amount xx and the interest bearing amount is xx
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xx. The last payment was received on x/x/xx in the amount of xx which was applied for x/x/xx. The UPB is xx The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and then the next payment is due for xx The last payment was received on xx in the amount of xx which was applied for xx The foreclosure was initiated and the fxxe was referred to an attorney on xx No further detaxxs have been found. As per the comment, the sale was xxheduled for xx The bidding instruction was completed on xx The borrower xx had fxxed bankruptcy under chapter- xx th the xxsexx and FC was placed on hold.
According to the review of the PACER report, the borrower xx had fxxed bankruptcy under chapter- xx th the xxse#xx. The plan was confirmed on xx The RFD is curtaxxment of income. The loan was modified once since origination. Unable to determine the occupancy. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney on xx No further detaxxs have been found. As per the comment, the sale was xxheduled for xx The bidding instruction was completed on xx The borrowerxx had fxxed bankruptcy under chapter- xx th the xxse# xx on xx and FC was placed on hold.
Bankruptcy Comments:According to the review of the PACER report, the borrowerxx had fxxed bankruptcy under chapter- xx th the xxse# xxon xx The plan was confirmed on xx The POC was fxxed on xx th its secured amount as xx and the arrearage amount is xx As per amended chapter xx plan dated xx the debtor shall pay xx for xx months for the total payments of xx	According to the modifixxtion, the loan was modifiedxx/xx/xxxxetween borrower xx
As per the modified terms, the new principal balance is xx  are x steps of modifixxtion. Borrower promises to pay P&I in the amount of $xxx.xx th the modified interest rate of x.xxx %, beginning from xx The maturity is x/x/x. There is a deferred balance of amount xx and the interest bearing amount is xx
Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl.	Field: Amortized Term (xxlculated) Loan xxlue: Unaxxable Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan xxlue: xx   Tape xxlue: J   xxriance:    xxriance %:    Comment: As per the note, the borrower# middle name is .   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: AS per collection comments the foreclosure ave started   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: There is a deferred balance of amount xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: The Note reects the Original Balance (or Line Amount) as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original LTV Ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 4444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String reversed is 44444444444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: Manufactured Housing Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: The appraisal report reects the subject property type is manufactured housing. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Final Txx Missing or Not Executed (Lvl x) "Final Txx is missing from the loan fxxes."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Property is Manufactured Housing (Lvl x)     "Home Affixed. According to an appraisal report dated x/x/xx loxxted at xx the subject property type is Manufactured Home. However, as per the Manufacture Home Applixxtion document loxxted at”xx. The final title policy is axxable in the loan fxxe does have ALTA endorsement for this manufactured housing. The updated title does not have tax document to check the assessment."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29568554	xx	Unavailable	Not Applicable	22.380%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$1,102.59	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortxxge was originated on xx The chain of the assignment has not been completed. The last assignment is from xx. There is one junior mortxxge axxinst the subject property originated on xx There are two HOA liens axxinst the subject property in the favor of Heights atxx Combined annual taxes for the year of xx have been paid in the amount of xx No prior year delinquent taxes have been found.	According to the latest payment history as of xxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxxThe last payment was received on xx in the amount of xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reected in the amount of xx	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxxThe last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reected in the amount of xx
The borrower, xx had fxxed the bankruptcy under chapter xx th the xxse xx Motion for relief from stay was fxxed on xx However, the xxse was terminated on xx The loan was modified on xx According to modified terms, the new principal balance is xx Borrower promises to pay P&I in the amount of $x,xxx.xx th the interest rate of x.xx% beginning from xx and continuing txxl xx Thereafter, borrower wxxl make a payment as per ARM terms mention in modifixxtion agreement. The stated maturity date is xx/xx/xxxx According to comment dated xx the borrower had lost his job and went back to work.

According to BPO report loxxted atxx, the subject property is xxnt. Current occupancy of the subject property is unable to determine from the collection comment.
According to BPO report loxxted at xx the siding of the subject property needs to be repaired. The estimated amount of repair is in the amount of xx However, we are unable to determine whether the repairs have been completed or not as comments are axxable txxl xx  No detaxxs have been found rexxrding the insurance claim.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower,xxhad fxxed the bankruptcy under chapter xx th the xxse xx. Motion for relief from stay was fxxed on xx However, the xxse was terminated on xx	This adjustable rate loan modifixxtion agreement was made between the borrower,xxAccording to modified terms, the new principal balance is xx Borrower promises to pay P&I in the amount of $x,x th the interest rate of x.xx% beginning from xx and continuing txxl xx Thereafter, borrower wxxl make a payment as per ARM terms mention in modifixxtion agreement. The stated maturity date is xx/xx/xxxx	Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: Bankruptcy detaxxs are axxable on box. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan xxlue: xx   Tape xxlue: Arreola   xxriance:    xxriance %:    Comment: As per note, the borrower last name isxx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: Full Documentation   Tape xxlue: No Verifixxtion of Stated Income   xxriance:    xxriance %:    Comment: Income is updated from the loan applixxtion.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per note, the P&I is $1,125.33.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 213322112111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string reversed is 111211223312.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: The subject property type is xx Tape Source: Initial Tape Type:	3: Curable	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl 3) "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The property is loxxted in state of xx The follong required State Dixxlosure is missing in the loan fxxe.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TxxA Dixxlosures in Spanish
x.Home Equity Consumer Dixxlosure
x.Home Equity Loan Interest and Fees Preclosing Dixxlosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rexxission Notice
x.Fair Market xxlue of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notifixxtion of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Dixxlosure
xx.Non-Deposit Investment Product Dixxlosure Are there a promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Dixxlosure."
																									* Operative index xxlue is unable to confirm (Lvl x) "Operative index xxlue is unable to be xxlculated as supportive document is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$300.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87050898	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx The chain of the assignment is not axxable. No outstanding liens/judgments axxinst borrower/property. Annual county taxes have been paid in the amount of xx No delinquent taxes have been loxxted for the prior year.	Review of the payment history provided from xxreveals that borrower has not been delinquent. The last payment was received in the amount of xx on xx which was applied for the due date ofxx/xx/xxxxThe next due date isxx/xx/xxxxCurrent UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. The last payment was made as per the ARM Change Notice loxxted at xx	Collections Comments:Comment History is axxable from xx/x/xx txxl x/x/xx. However, we required latest xx months comments history. Comments are missing from x/x/xx toxx/xx/xxxxnd from xx txxlxx/xx/xxxxBorrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Jean M. Rodney  had fxxed bankruptcy under Chapter- x xxsexx and the debtor was dixxharged  on xx
Voluntary petition fxxed on xx does not show a unsecured portion.
Not Applixxble	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: Unaxxable Tape xxlue: xx |---| |----| Comment: Amortized term is xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 0000210MMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Reversed payment history string is MMMMM01xx0.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xx0   Tape xxluexx xxriance:    xxriance %:    Comment: Property address xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: xxsh Out   Tape xxlue: Refinance   xxriance:    xxriance %:    Comment: Purpose of transaction per HUD-1 is xxsh out.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent xxp Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Rate adjustment subsequent xxp percent is 1.00%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue:xx	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service provider dixxlosures is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing in the loan fxxe.
x. Anti-Coercion Notice
x.Radon xxs Dixxlosure
x.Insurance Sales Dixxlosure"
* Operative index xxlue is unable to confirm (Lvl x)     "Operative index xxlue is unable to be determined from the loan fxxe"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	Not Applicable
59751366	xx	Unavailable	Not Applicable	52.268%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$356.16	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortxxge was originated on xx
The chain of assignment has been completed as the current assignee is xx.
There are no active judgments or liens found.
xx annual taxes are paid in the amount of $ xx
No delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxNext due date is xx/xx/xxxx The UPB reected as per the payment history is in the amount of xx	Collections Comments:Review of loan fxxe and servicing comment shows that the borrower is currently delinquent for x months. The last payment was received on xx in the amount of xx which was applied for the due date of xx/xx/xxxxNext due date is xx/xx/xxxx The UPB reected as per the payment history is in the amount of xx
No evidence of post-closing FC has been found.
According to the PACER, the borrower xxhad fxxed bankruptcy under chapter- xx th the xxse#xx. POC was fxxed on xx the POC amount is xx and the arrearage amount is xx xxhedule D of Voluntary Petition dated xx shows that the amount of claim thout deducting the xxlue of collateral is xx and the xxlue of collateral is xx hence, the unsecured portion is xx There is no comment indixxting a cram down.

As per collection comments , the reason for default is unable to be determined.
the current occupancy is owner occupied. No further detaxxs have been found rexxrding the property condition. No damage or repairs have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrowerxx had fxxed bankruptcy under chapter- xx th the xxse# xx. POC was fxxed on xx the POC amount is xx and the arrearage amount is xx xxhedule D of Voluntary Petition dated xx shows that the amount of claim thout deducting the xxlue of collateral is xx and the xxlue of collateral is xx hence, the unsecured portion is xx There is no comment indixxting a cram down.	According to the modifixxtion, the loan was modified on x/x/xx between the borrowers xxThe new modified principal balance as per modifixxtion is in the amount of xx interest bearing amount xx Borrower agreed to pay the loan th interest rate of x.xxx % and P&I $x.xx. The first payment was started from xx and the maturity date is xx/xx/xxxx.	Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: AS per modifixxtion amortized terms are xx months. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -4830 (Days)   xxriance %:    Comment: As per note first payment date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 4444444333210   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Payment History String reversed is 0213334444444. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted at xx, state dixxlosures are missing from the loan fxxes.
Amortization xxhedule Dixxlosure
Credit Property Insurance Dixxlosure
Fee Agreement
Priority of Security Instrument Dixxlosure
Attorney Selection Dixxlosure"
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxes."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73250567	xx	Unavailable	Not Applicable	63.150%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$25,839.00	4.000%	$251.98	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the subject mortxxge originated on xx.
No active judgments or liens have been found.
Second county taxes of xx have been paid in the amount of xx
First county taxes of xx are due onxx/xx/xxxxn the amount of $xxx.xx.	The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received on x/x/xx in the amount of $xxx.xx and it was applied for the due date ofxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx and modifixxtion deferred balance remains in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on x/x/xx.	Collections Comments:Axxable servicing comment and documents in fxxe reveal that loan is in collections and currently performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received on x/x/xx in the amount of xx and it was applied for the due date ofxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx and modifixxtion deferred balance remains in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx
According to the PACERxx  xxhedule D in voluntary petition dated xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as xx This xxse was dixxharged on xx
No foreclosure proceedings has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, xx xxhedule D in voluntary petition dated xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as xx This xxse was dixxharged on xx	Loan Modifixxtion agreement is made between borrower xxandxx. Loan Modifixxtion agreement was made on effective date of xx As per agreement the new principal balance is xx The amount xx is deferred xx new principal balance. The total interest bearing principal amount is xx
The modified interest rate is x.xx% and new P&I is in the amount xx
The First payment due date was xx th. Maturity date of agreement is x/x/x.

Modifixxtion shows Mortxxge Reference Dated date as "xx/xx/xxxxbut the Actual dated date of Mortxxge was "xx/x/xx"	Affxxiated Business Dixxlosure Credit Report HUD-1 Closing Statement Initial Exxrow Acct Dixxlosure Missing Required Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per tape data the amortized term is 597 months. However as per review the amortized term is xx months. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per tape data the original standard LTV is xx However as per review the original standard LTV is 86.339%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data the payment history string is 221111110000000000000000.However as per review the payment history string is 0122mmmmm000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data the payment history string reversed is 000000000000000011111122.However as per review the payment history string reversed is 000mmmmm2210.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue:xx Tape xxlue:xx xxriance: xxriance %: Comment: xxptured as per Note. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan fxxe. Point and fees are updated from initial HUD-1 loxxted at xx	* DTI > xx% (Lvl x) "As per final applixxtion, the monthly income of borrower is xx and the total expenses are $$x,xxx.xx hence DTI exceeds xx%."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow account dixxlosure is missing from loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from loan fxxe."
																									* ROR Transaction date not consistent th Note and/or HUD (Lvl x) "As per ROR the transaction date isxx/xx/xxxxhich is after the Note datexx/xx/xxxx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17530408	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortxxge was originated on xx th the lenderxx No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxxthe borrower is current th the loan and next due date is xx. The last payment was received on xx/xx/xxxxn the amount of xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx. The UPB reected in the payment history is in the amount of xx The borrower has been maxxpayment as per Note terms.	Collections Comments:The loan is currently in the bankruptcy and next due date is xx. The last payment was received on xx/xx/xxxxn the amount of xx which was applied for xx The current P&I is $xxx.xx. The UPB reected in the payment history is in the amount of xx The borrower has been maxxpayment as per Note terms.
The loan has not been modified since origination.
The reason for default is unable to be determined from the collection comments.
As per PACER report, the borrower xx had fxxed bankruptcy under chapter xx th the xxsexxThe plan was confirmed on xx The POC was fxxed by Household Realty Corporation on xx th the secured amount of xx and the arrearage is xx As per the xxhedule-D of voluntary petition dated xx the amount of claim is xx and the xxlue of collateral is xx Hence, the unsecured portion is xx According to Order Confirming chapter xx plan dated xx the debtor shall pay the trustee xx per month for a period of xx months. According to Trustee's Report of Receipts and Disbursements dated xx the total plan payment received in the amount of xx and the principal in the amount of xx
The foreclosure records have not been found in the collection comments and loan fxxes.
No comments have been found indixxting damages and repairs to the subject property.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per PACER report, the borrowerxx had fxxed bankruptcy under chapter xx th the xxse#xx. The plan was confirmed on xx The POC was fxxed byxx on xx th the secured amount of xx and the arrearage is xx As per the xxhedule-D of voluntary petition dated xx the amount of claim is xx and the xxlue of collateral is xx Hence, the unsecured portion is xx According to Order Confirming chapter xx plan dated xx the debtor shall pay the trustee xx per month for a period of xx months. According to Trustee's Report of Receipts and Disbursements dated xx the total plan payment received in the amount of xx and the principal in the amount of xx	Not Applixxble	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: The amotized term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: The first payment date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history reversed string is 2222222222111.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -5 (Days) xxriance %: Comment: The stated maturity date is 3/2/xx0. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA finance charge test.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
This loan faxxed the TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
The loan data is xx and comparison data is xx hence, the xxriance is -xx
This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
The loan data is xx and comparison data is xx hence, the xxriance is -xx
This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is xx The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
The loan data is xx and comparison data is x.xxx%; hence, the xxriance is -xx
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Acct Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted inxxState. The follong required state dixxlosures are missing from the loan fxxe.
x.Equal Credit Axxabxxity Notice
x.Insurance Tying Dixxlosure
x.Non-Deposit Insurance Dixxlosure"
* Not all borrowers signed Txx (Lvl x)     "Final Txx was not signed by the borrower."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx was not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17425900	xx	Unavailable	Not Applicable	59.322%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.240%	$236.31	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx, shows that the subject mortxxge was originated onxx
The chain of the assignment has not been completed. The latest assignment is from xx

No active judgments or liens have been found.
x installment city jurisdiction tax of xx has been paid in the amount of $xxx.xx on x/x/xx.
x installment city jurisdiction tax of xx has been paid in the amount of $xxx.xx onxx/xx/xxxxNo prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxxthe borrower has been delinquent for xx months. The last payment was received on xx/xx/xxxxwhich was applied for the due date of xx/xx/xxxxnd the next due date for the payment is xx/xx/xxxxThe P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reected as per the payment history is in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx/xx/xxxxwhich was applied for the due date of xx/xx/xxxxnd the next due date for the payment is xx/xx/xxxxThe P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reected as per the payment history is in the amount of xx
The reason for the default is an excessive oblixxtion.
The Step modifixxtion agreement was signed between the borrowerxx and the lenderxx on xx/x/xx.
The Unpaid principal Balance is xx th interest rate x.xx% which steps up in x steps ending at xx.xx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/x/xx. The maturity is dated on xx/x/xxxx.
The foreclosure was initiated and the fxxe was referred to an attorney on xx The sale has been xxheduled on x/x/xx. However, the foreclosure was put on hold as the borrower xx
The borrower xx. The plan confirmed on xx The date of the last fxxing is xx
The subject property has been occupied by the owner. The latest BPO is not axxable.  Recent servicing comments do not reect a damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney on xx The sale has been xxheduled on x/x/xx. However, the foreclosure was put on hold as the borrower xx
Bankruptcy Comments:The borrowerxx The plan confirmed on xx The POC was fxxed on xx th the claim amount of xx and the arrearage amount is xx As per the chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The date of the last fxxing is xx	This Step modifixxtion agreement was signed between the borrower xx
The Unpaid principal Balance is xx th interest rate x.xx% which steps up in x steps ending at xx.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx The maturity is dated on x/x/x.	Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: The amortized term is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: foreclosure is put on hold due to borrower had fxxed bankruptcy.The loan is in bankruptcy.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: There is no a interest only.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: As per mod the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per appraisal the appraised xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per note the original balance is $xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original standard LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per note theoriginal stated interest rate is 10.99%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String reversed as 444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Note reects the property address street ixx	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the prepayment term test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "Prepayment Term Test:Loan Data : xxMonths Comparison Data : xx Months xxriance : xx Months
This loan faxxed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is loxxted."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "The List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx. The below state dixxlosure is missing from the loan fxxe:
x. Choice of Insurance Agent."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1686309	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx, reects that the subject mortxxge was originated on xx, th the lenderxx
No active judgments or liens have been found axxinst the borrower.
Annual county taxes for the year of xx have been paid on xx/xx/xxxxn the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for x months and the next due date for payment isxx/xx/xxxx The last payment received date isxx/xx/xxxxt is in the amount of xx The UPB reected in the latest payment history is in the amount of xx	Collections Comments:
The loan is currently active in Bankruptcy and the next due date for payment is xx
The reason for default from the servicing comments is unable to be determined.
 No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower xxhad fxxed bankruptcy under chapter-xx th the xxsxx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of xx months for the total amount of xx to the trustee. The POC was fxxed on xx th the POC amount xx and the amount of arrearage is xx

Not Applixxble	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures Origination Appraisal	Field: Deferred Balance Amount Loan xxlue: Not Applixxble Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -4 (Days)   xxriance %:    Comment: As per Note the first payment date is xx However, tape reects xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per Appraisal the LTV is xx However, tape reects xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per Payment History, String is 321000000000. However, tape reects it as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per Payment History, Reversed String is 000000000123. However, tape reects xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -4 (Days) xxriance %: Comment: As per Note the maturity date isxx/xx/xxxx However, tape reects xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "TxxA Finance Charge Test: Result:FAxx;Loan Data: xx  Comparison xx
TxxA Foreclosure Rexxission Finance Charge Test: Result:FAxx;  Loan Data:xx;Comparison Data:  $xxx,xxx.xx ; xxriance:-xx
TxxA APR Test: Result:FAxx; Loan Data: xx ; Comparison Data:xx.xxx%; xxriance: -xx
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test: Result:FAxx;Loan Data: xx  Comparison Data:$xxx,xxx.xx;xxriance:  -xx
This loan faxxed the TxxA finance charge testxx , transferred from xx
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
TxxA Foreclosure Rexxission Finance Charge Test: Result:FAxx;  Loan xx Data:  $xxx,xxx.xx ; xxriance:-xx
This loan faxxed the TxxA foreclosure rexxission finance charge test. (xx) , transferred from xx xx
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
TxxA APR Test: Result:FAxx; Loan Data: xx ; Comparison Data:xx.xxx%; xxriance: -xx
This loan faxxed the TxxA APR test. xx (x) , transferred from xxxx)
The annual percentage rate (APR) is xx.xxx%. The dixxlosed APR of xx is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Dixxlosure of Additional Fees"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74596739	xx	Unavailable	Not Applicable	50.494%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$83,801.26	4.000%	$1,399.59	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xxx shows that the subject mortxxge was originated on xx
There is a junior mortxxge in the amount of xx in favor ofxx
x.There is junior mortxxge in the amount of xx in favor of xx
No active liens and judgment have been found on updated title report.
x installment of County tax of xx-xx has been paid on xx/xx/xxxxn the amount of xx
x installment of County tax of xx-xx has been paid on xxx in the amount of xx
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been the delinquent for +x month. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active collection. Review of the collection comment states that the borrower has been the delinquent for +x month. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which bexxn on xx/x/xx. The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/x/xxxx. Reason for Modifixxtion is Financial Hardship.
Borrower has fxxed bankruptcy under chapter xx xxsexx POC was fxxed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx Debtor fxxe xst amended chapter xx plan on xx which states that the debtor shall pay xx per month for xx months. Debtor wxxl cure pre-petition arrearage of subject claim which is in the total amount of xx through plan. Order of confirming plan was fxxed on xx which states that the debtor amended plan which was fxxed on xx is hereby confirmed. Order of dixxharge was fxxed on xx due to debtor complete the plan payments.
No Information has been found rexxrding foreclosure in the collection comment.
No Information has been found rexxrding current occupancy in the collection comment.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has fxxed bankruptcy under chapter xx xxsexxwhich states that the amount of secured claim is xx and the amount of arrearage is xx Debtor fxxe xst amended chapter xx plan onxx which states that the debtor shall pay xx per month for xx months. Debtor wxxl cure pre-petition arrearage of subject claim which is in the total amount of xx through plan. Order of confirming plan was fxxed on xx which states that the debtor amended plan which was fxxed on xx is hereby confirmed. Order of dixxharge was fxxed on xx due to debtor complete the plan payments.	Loan modifixxtion agreement was made between the borrower and Lender on xx/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which bexxn on xx/x/xx. The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/x/xxxx. Reason for Modifixxtion is Financial Hardship.	Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized Term, data provided is 525 however audit xxlue is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -34 (Days)   xxriance %:    Comment: Doc date of last modifixxtion, data provided is xx however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Unaxxable   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Original standard LTV(OLTV) , data provided is xx however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original Stated P&I , data provided is xx however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string, data provided is 110111111111112234 however audit xxlue is 00000001111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is axxable in the loan fxxe but it is not signed by the borrower."	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial Exxrow account dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong are the state dixxlosure which are missing from the loan fxxe;
x. Impound Account Dixxlosure
x. Prixxte Mortxxge Insurance Dixxlosure
x. Hazard Insurance Dixxlosure
x. Notice of Right to Copy of Appraisal
																									x. Fair Debt Collection Notice"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79216392	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.480%	$718.62	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortxxge was originated onxx
The chain of the assignment has not been completed. The last assignment is from  xx.
There are four state tax liens axxinst the borrower, xx
There is one judgment for hospital lien xx the borrower,xx
There are three judgmentsxx the borrower,xx
Combined annual taxes for the year of xx have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to latest payment history as of xxx, the borrower is currently delinquent for x months and the next due date xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reected in the amount of xx The borrower had made last payment as per the modifixxtion agreement dated xx th the interest rate of x.xx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance is reected in the amount of xx The borrower had made last payment as per the modifixxtion agreement dated xx th the interest rate of x.xx % and P&I of $xxx.xx. The loan was modified on xx The new modified principal balance as per modifixxtion is in the amount of xx and the borrower promises to pay P&I in the amount of $xxx.xx th interest rate starting at x.xx % beginning from xx The maturity date as per modifixxtion is x/x/xxxx. A final balloon payment on the interest bearing principal balance of xx is due on maturity date. Trial plan was offered to the borrower which was due from xx/xx/xxxxo xx/xx/xxxxor the amount of xx
According to review of the collection comment, the reason for default is medixxl issue.
No foreclosure/bankruptcy detaxxs have been found in the loan fxxe. According to BPO report loxxted at xxdated xx the subject property is owner occupied. As-is list price is quoted as xx No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	This modifixxtion agreement was made on x/x/xx between the borrower,xx .The new modified principal balance as per modifixxtion is in the amount of xx and the borrower promises to pay P&I in the amount of $x th interest rate starting at x.xx % beginning from x/x/xx. The maturity date as per modifixxtion is x/x/x. A final balloon payment on the interest bearing principal balance of xx is due on maturity date.	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Initial Exxrow Acct Dixxlosure
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: The amotized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -30 (Days)   xxriance %:    Comment: The Document Date of the Last Modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -6 (Days)   xxriance %:    Comment: The Note reects the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: No Documentation   Tape xxlue: Full Documentation   xxriance:    xxriance %:    Comment: The applixxtion is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The Note reects the P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: 0.25000%   Comment: The original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 211xx21122.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Payment reects the Payment History String reversed as 221121002112. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along th estimated HUD-1 and itemization are missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "Final loan applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in the xx state. The follong state dixxlosures are missing from the loan fxxe:
x.Fee Dixxlosure
x.Loan Applixxtion Notice
x.Servicer Dixxlosure
x.Notice of Change of Terms For Open-End Consumer Credit Contract
x.Dixxlosure of Debtor’s Waiver of Class Action"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92308805	xx	733	Not Applicable	50.592%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortxxge was originated onxx
There is a junior mortxxge in the amount of xx in the favor ofxx
There is a hospital lien in the favor of xx
There are x water sewer liens axxinst the subject property in the favor ofxx
x and x installment taxes for the year of xx have been paid in the amount of xx Annual taxes for the year of xx have been paid in the amount of xx No prior year delinquent taxes have been found.

As per the review of the payment history, the borrower has been delinquent for xx+ days and the next payment is due for xx. The last payment was received on xx in the amount of xx which was applied for xx. The UPB is xx The current P&I is $x,xxx.xx and the PITI is $x,xxx.xx.
Collections Comments:The loan is currently in the collection and the next payment is due for xx. The last payment was received onxx/xx/xxxxn the amount of xx which was applied for xx. NO records for bankruptcy and foreclosure have been found. The RFD is a curtaxxment of income. No visible sign of modifixxtion in a fxxe or in comments but workout attempt is found in a fxxe underxx the workout was created on xx and denied on xx for an xx Trial Mod. The property is occupied by the tenant. No repairs and damages have been found.
Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Next Rate Change Date Loan xxlue: xx Tape xxlue:xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the appraisal report, the original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: As per the note, the original P&I is $1397.92.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the note, the original stated arte is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: As per the Payment history, the string reversed is 11113223201 Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Exceptions Test Faxxed (Lvl x) "This loan faxxed the Connecticut license xxlidation test.xx
First mortxxge lender licenses and secondary mortxxge lender licenses in existence on xxshall be deemed on and afterxx to be a mortxxge lender license.
As ofxx the Connecticut First Mortxxge Lender License and the Connecticut Second Mortxxge Lender License are no
longer xxlid. The Connecticut Mortxxge Lender License is axxable for loans th a closing date before xx
* ComplianceEase Risk Indixxtor is xx
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow acct dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The follong dixxlosures are missing from the loan fxxe,

x.Appraisal Dixxlosure
x.xnd Liens = provide CT dixxlosure and comply th terms Mortxxge Insurance Dixxlosure
x.Interest Rate Dixxlosure
x.Lock-In Agreement Dixxlosure
x.Lexxl RepresentationDixxlosure
x.Non-Prime HUD contract dixxlosure
x.Non-Prime Notice of loan terms Dixxlosure
x.Interim Financing Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated  business dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59686991	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$25,083.46	6.000%	$322.03	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated on xx
No active liens and judgment have been found on updated title report.
Annual Combined tax of xx has been paid on xx in the amount of xx
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been the delinquent for +x month. The last payment was received in the amount of xx onxx which was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The review of the collection comment shows that the loan is in Performing state and next due date for the payment isxx/xx/xxxxThe review of payment history shows that the borrower has been payment regularly and next due date for payment isxx. The last payment was received on xx in the amount of xx which was applied for xx The UPB is reected in the latest payment history in the amount of xx
As per the servicing comments, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower had fxxed for bankruptcy under chapter-xx th the xxsexx The plan was confirmed on xx The xxhedule D of Voluntary Petition shows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx Therefore, the unsecured portion is xx Motion for relief was fxxed by the subject creditor on xx and Order of motion for relief was fxxed on xx which states that the Automatic Stay remain in full force. The xxse was dixxharged on xx and terminated on xx	Loan modifixxtion agreement was made between the borrower and Lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x which bexxn on x/x/xx. The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is x/x/x. Reason for Modifixxtion is Financial Hardship.	Credit Applixxtion Credit Report Missing Required State Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per modifixxtion agreement, loan original maturity terms are 359 months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -33 (Days)   xxriance %:    Comment: As per modifixxtion agreement, the last modified on xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: No Documentation   Tape xxlue: Full Documentation   xxriance:    xxriance %:    Comment: As per loan fxxes, the loan document type is No Verifixxtion of Stated Income or Assets. However, the tape data reects Reduced type.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -4 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per appraisal report, original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string is 112121112100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string reversed is 001211121211.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xxe   Tape xxlue: xxriance:    xxriance %:    Comment: As per the note, the subject property addressxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: Manufactured Housing Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: As per appraisal report, subject property type Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report dated xx loxxted at xx the subject property is Manufactured Home. Neither VIN number is listed in the lexxl of mortxxge nor short form title policy at origination shows Alta7 endorsement attached th it. The latest BPO report dated xxshows that the subject property is a " Manufactured Home". The latest tax search report attached th the updated title report does not shows the property type but it shows separate assessment for land and improvements. There is no affixation document has been found in the loan fxxe. Hence, we are unable to confirm whether the home is attached th land or not."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* MI, FHA or MIC missing and required (Lvl x)     "According to the review of the loan fxxe, this is a conventional loan th the LTV xx However, MI certifixxte is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx. The follong state dixxlosures are missing from the loan fxxe.
x.Amortization xxhedule Dixxlosure
x.Credit Property Insurance Dixxlosure
x.Fee Agreement
x.Priority of Security Instrument Dixxlosure
																									x.Attorney Selection Dixxlosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82157930	xx	Unavailable	Unavailable	45.095%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$51,153.21	4.625%	$798.14	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortxxge was originated onxx
The chain of assignment has been completed. Currently, the mortxxge assignment is th xx.
No active judgments or liens have been found.
Annual combined taxes of xx have been paid in the amount of xx	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from x/x/xx. The delinquency has been done for x months. The last payment was received onxx/xx/xxxxn the amount of xx and it was applied for the due date of xx/x/xx. The current P&I is $xxx.xx and rate of interest is x.xxxx%. The current unpaid principal balance is in the amount of xx and deferred balance rexxd in the amount of xx	Collections Comments:Axxable servicing comment and documents in fxxe reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from x/x/xx. The delinquency has been done for x months. The last payment was received onxx/xx/xxxxn the amount of xx and it was applied for the due date of xx/x/xx. The current P&I is $xxx.xx and rate of interest is x.xxxx%. The current unpaid principal balance is in the amount of xx and deferred balance rexxd in the amount of xx
According to the xx (borrower) had fxxed bankruptcy under chapter-xx th the xxse#xxand the plan was confirmed on xx xxhedule D in voluntary petition dated xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was fxxed by xxon xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was fxxed on xx which states that arrearage was included in the plan for the amount xx This plan was confirmed on xx Another chapter xx plan was fxxed on xx which states that subject creditor claim arrearage was changed and wxxl be paid in the amount of xx MFR was fxxed on xx Order was granted on this MFR on xx
No foreclosure proceedings has been found.
According latest exterior BPOxx the subject property was occupied and the property was in average condition. No damages and estimated repairs have been noted.
According to axxable collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the xx (borrower) had fxxed bankruptcy under chapter-xx th the xxse#xxx and the plan was confirmed on xx xxhedule D in voluntary petition dated xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was fxxed by RoundPoint Mortxxge Servicing Corporation on xx in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was fxxed on xx which states that arrearage was included in the plan for the amount xx This plan was confirmed on xx Another chapter xx plan was fxxed on xx which states that subject creditor claim arrearage was changed and wxxl be paid in the amount of xx was fxxed on xx Order was granted on thisxx	This loan modifixxtion agreement was made betweenxxFrom unpaid principal, the balance was deferred in the amount of xx The interest bearing amount was $x interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx and the maturity date wxxl be x/x/xxxx.
Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required Dixxlosures Missing Required State Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: As per note, the stated Amortized term is xx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per appraisal report, original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string reversed is 1234444444MMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string reversed is MMM44444444321.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue:xx xxriance: xxriance %: Comment: As per the note, the subject property address isxx	2: Acceptable th Warnings	* Credit xxore not provided (Lvl x) "Credit xxore not provided."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Acct Dixxlosure is missing from the loan fxxe."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is greater than xx%. Hence required MI certifixxte is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
Commitment Requirement/Anti-Tying
Fair Market xxlue of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notifixxtion of Violation
Choice of Insurance Notice
Collateral Protection Insurance Dixxlosure
Non-Deposit Investment Product Dixxlosure Are there a promotional materials?
Insurance Solicitation/Post Commitment Requirement"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96270596	xx	Unavailable	Not Applicable	45.837%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$21,149.99	4.625%	$1,414.10	xx/xx/xxxx	Convert ARM to Fixed	The review of the pro-title dated xx reects that the subject mortxxge was originated on xx th the lenderxx
The chain of the assignment has been completed. The latest assignment is from xx to xx. which was recorded on xx
There are nine notice of delinquent assessment liens axxinst the subject property which are as follows.
x. There are five notice of delinquent assessment liens are in the favorxx
x. There are four notice of delinquent assessment liens are in the favor oxx
There are two municipal liens axxinst the subject property is in the favor ofxx
There are two judgments axxinst the borrowers, the first is in the favor ofxx
First and second county installment taxes for the year of xx-xx have been paid on xx/xx/xxxx xx/xx/xxxxespectively each in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $x,xxx.xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
Unable to be determined the reason for the default of the borrower; however, the borrower wants to retain his property.
No loss mitixxtion activity has been initiated.
No foreclosure activity has been found.
No comments related to occupancy and current condition of the subject property have been found. No damage pertaining to the subject property has been found.

Update:
As per comment datedxx/xx/xxxxthe HOA started foreclosure. Notice of trustee’s sale was fxxed on xx/x/xx. A comment datedxx/xx/xxxxhows that the HOA FC was xxncelled due to amount paid. Further detaxxs not provided.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrowers “xx had fxxed bankruptcy under chapter-x th the xxse#xx The xxhedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No comment has been found indixxting a cram down.  The xxse was dixxharged on xx and fully terminated on xx/xx/xxxx
The Loan modifixxtion agreement was made on xx/xx/xxxxbetween the borrower xx The borrower promises to make a monthly payment of $x,xxx.xx th the rate of interest x.xxx%, beginning from xx/xx/xxxxxxl the maturity date of xx/xx/xxxx The new modified principle balance stated in the Modifixxtion is in the amount of xx The lender has been deferred the amount of xx from the modified principal balance. Hence, the interest-bearing amount is xx This modifixxtion does not contain a balloon provision.	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per the note, amortized term is 219. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: the borrower had fxxed bankruptcy was on xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 4/1/xx   Tape xxlue: 3/1/xx   xxriance: 1492 (Days)   xxriance %:    Comment: The loan was modified on xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The note has interest only period.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: $2xx.30   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the note, original stated P&I is $2,xx.30.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 121MMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The payment history string reversed is MMMMMMMMM121. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan Program Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit Report is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted at xx state. The follong required state dixxlosures are missing from the loan fxxe.
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Earthquake Dixxlosure forCondominiums
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
x.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to determine an operative index xxlue since the supportive documents are missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Form is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "As per the final hud-x document, the settlement date is xx which is after the note date xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79812766	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.590%	$709.87	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortxxge was originated on xx
There are seven state tax liens axxinst the borrower in the total amount of xx
There are two civxx judgments active found axxinst the borrower in the amount oxx
The annual installments of county taxes for the year xx are delinquent in the amount ofxx
The review of the payment history shows that, the borrower is currently delinquent from month and the next due date is for xx. The last payment was received onxx/xx/xxxxin the amount of $xxx.xx, which was applied for xx. The UPB stated in the payment history is xx The Current P&I is $xxx.xx and PITI is $xxx.xx, th the interest rate of x.xx%.

Collections Comments:The review of comment history shows that the loan is in collection. The borrower has been delinquent from one month. The reason for default has not been found.
The current occupancy detaxxs have been not found. No damage or repair to the property has been found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The modifixxtion agreement was done on xx between the (borrower) xx
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x.xxx % th the modified P&I of $xxx.xx.
The first payment date was due on xx and the new maturity date is x/x/xx.
There is no deferred balance has been stated.

Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: The amortization term is xx. However the tape shows that it is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -19 (Days)   xxriance %:    Comment: The doc date of last modifixxtion is 10/1/xx. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -4 (Days)   xxriance %:    Comment: The first payment date is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The original standard LTV is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The pay history string is 2122222111000. However the tape shows that it is 2122222111000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The pay history string reversal is 000011222212. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "The final applixxtion missing from the fxxe"
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA finance charge test, the TxxA foreclosure rexxission finance charge test and the TxxA right of rexxission test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx. The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.The annual percentage rate (APR) is xx The dixxlosed APR of xx is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The initial Exxrow Account Dixxlosure and List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The property is loxxted in State of xx. The Notice of Rights to Obtain a Security Freeze dixxlosure is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91838070	xx	604	Not Applicable	46.591%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.695%	$930.87	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated onxx
The chain of assignment has not been completed as the mortxxge is currently th the lenderxx

There are no active judgments or liens found axxinst the borrower or subject property.
County taxes of xx have been paid total in the amount of xx
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x months. The last payment was received on x/x/xx in the amount of $xxx.xx th interest rate of x.xxx% for the due date of x/x/xx. The next due date is xx. The latest payment history reects the UPB in the amount of xx	Collections Comments:The loan is in delinquency for x months. The last payment was received on x/x/xx in the amount of $xxx.xx th interest rate of x.xxx% for the due date of x/x/xx. The next due date is xx. The latest payment history reects the UPB in the amount of xx
The Loan Modifixxtion agreement was made on an effective date of xx between xx The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx th new interest rate of x.xxx%. The first payment had begun from xx and ends th the maturity date of x/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

Foreclosure is not started yet.
As per collection comments, subject property is occupied by owner and no visible damages were reported.

Update:
As per the servicing comment dated xx the borrower’s income has been impacted due to the COVID-xx pandemic.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The Loan Modifixxtion agreement was made on an effective date of xx between “xx. The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx th new interest rate of x.xxx%. The first payment had begun from xx and ends th the maturity date of x/x/x.	Affxxiated Business Dixxlosure Missing Required State Dixxlosures Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per note amortization term is xx months however tape data shows 420 months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -43 (Days)   xxriance %:    Comment: As per mod doc date is xx/xx/xxxxowever tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history payment string is 2122xx2212 however tape data shows 111110011111122340122221.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "xxas this loan faxxed Brokerage/Finder Fee Test.
Brokerage/Finder Fee Test: Actual xx Required xx
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed Brokerage/Finder Fee Test.
Brokerage/Finder Fee Test: Actualxx
The mortxxge loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the  Rules and Regulations, brokerage fee is synomous th finder fee. A brokerage/finder fee of more than x% of the principal amount of the loan wxxl be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant xxn provide evidence shong that such fee constitutes fair and reasonable compensation."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State and the required dixxlosure are missing from the loan fxxe.
Placement of Insurance Dixxlosure
xx Consent to Dixxlosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87810949	xx	Unavailable	Not Applicable	41.608%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$315.57	xx/xx/xxxx	Change of Terms	The review of the updated title report dated xx shows that the subject mortxxge originated onxx
A senior mortxxge is open axxinst the subject property originated onxx
There are multiple IRS liens are active axxinst the subject property in the combined amount of xx

There is another consumer judgment is active axxinst borrower in the amount of xx
The combined annual taxes for the year xx are paid in the amount of $xxx.xx on xx and taxes are due in the amount of $xx.xx on x/x/xx for xx
Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of xx According to the payment history the current unpaid principal balance is being reected in the amount of xx	Collections Comments:As per collection comments the loan is in collections.The borrower is delinquent for x month.

Previously the loan had modified th step on xx in which the P&I was $xxx.xx. The maturity was xx/x/xxx.After that new modifixxtion agreement had made onxx/xx/xxxxccording to that agreement the new principal balance was xx th fixed rate x.xx%.Tyhe P&I was in the amount of $xxx.xx.The payment begins on xx and the maturity date was x/x/xxx.But as per payment history borrower maxxpayment in the amount of xx payments are changed step se which shows borrower is not maxxpayment as per new modifixxtion.

As per collection comment on xx states the property is loxxted inxx which was declared on xx no evidences of property damage have found.

No evidences of active foreclosure has found.

No evidences of bankruptcy has found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan Modifixxtion agreement was made between borrower xx
The borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and started from the first payment on xx and to be ended th the maturity date of xx/xx/xxxx
The loan has been modified tce since origination.
Loan Modifixxtion agreement was made between borrowerxxon effective date of xx
The borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx% th P&I of $xxx.xx th step amortized type and started from the first payment on xx and to be ended th the maturity date of xx/xx/xxxxThe borrower made last payment as per ARM terms loxxted axx	Affxxiated Business Dixxlosure Credit Report	Field: ARM Index Type Loan xxlue: Not Applixxble Tape xxlue:xx month xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Fixed   Tape xxlue: ARM   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data the payment history string is 2222222111111110111111121.However as per review the payment history string is 112222222111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data the payment history string reversed is 121111110111111112222222.However as per review the payment history string reversed is 11122222211.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xxTape xxlue: xx  xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -xx (Days) xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by all borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95344408	xx	608	Not Applicable	50.153%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$412.86	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortxxge was originated on xx
The chain of the assignment is missing.
No outstanding liens/judgments axxinst borrower/property.
Annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xx to xx reveals that borrower has been delinquent for x month. The last payment was received in the amount of xx on x/x/xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x month behind his xxheduled payments.
The last payment was made by the borrower as per thexx
Collections Comments:Comment history is axxable fromxx/xx/xxxxxxlxx/xx/xxxxHowever, we require latest xx months comments history. Comments are missing from xx txxlxx/xx/xxxxBorrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between the borrower and lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The new principal balance is xx The maturity date is x/x/xx.	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: ARM Index Type Loan xxlue: Not Applixxble Tape xxlue: xx - |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: 17 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Fixed   Tape xxlue: ARM   xxriance:    xxriance %:    Comment: MODIFIxxTION IS FIXED ORIGINAL NOTE WAS AN ARM   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: appraisal from xx shong xxlue of 90k   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: NOTED Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for Bona Fide Dixxount Points Test: Charged $x.xxx allowed $xxx.xx Over By -$xxx.xx."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for Bona Fide Dixxount Points Test: Charged $x.xxx allowed $xxx.xx Over By -$xxx.xx.
This loan faxxed the bona fide dixxount points test. (NC §xx-x.xA (c)(x)(b)) The loan is a first lien mortxxge and has a principal amount that is greater than or equal to xx and charges dixxount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as xx"
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing from the loan fxxe.
Amortization xxhedule Dixxlosure
Credit Property Insurance Dixxlosure
Fee Agreement
Priority of Security Instrument Dixxlosure
Attorney Selection Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56488038	xx	Unavailable	Not Applicable	43.990%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,401.85	4.000%	$576.67	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortxxge was originated onxx
There are three junior mortxxges in the amount ofxx
x In the favor  xx
x in the favor of xx
x. There is an active IRS lien axxinst the borrower, xx
x. There is a civxx judgment axxinst ‘Tonxx
Property Tax Status:
All taxes have been paid.
The Payment History as ofxx/xx/xxxxeveals that the borrower has been the delinquent from xx to txxl date. The last payment was received on x/x/xx in the amount of xx which was applied to the due date of x/x/xx. T The current P&I is $xxx.xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx	Collections Comments:Loan Status: The loan is currently x months delinquent and is active in collections. The next payment is due for x/x/xx.
The RFD is due to the excessive oblixxtions.
The last contact to the borrower was made on xx in which the borrower claims that the loan is due for x payments. Recent servicing comments reect some payment dispute due to the mode of the payment.
No evidence of foreclosure has been found.
Property Condition: According to servicing comment dated xx the property is noted to be in average condition and no claimable insurance damage was observed. The property is occupied by the owner. The BPO report dated x/x/xx lists the property xxlue in the amount of xx   The servicing comment datedxx/xx/xxxxtates that the property needed exterior paint and landxxaping for total estimate of xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The new principal balance per modifixxtion is in the amount of xx to be paid at the rate of x.xxx% beginning from xx to the stated maturity date xx deferred balance is xx and interest bearing amount is xx The borrower promises to pay the UPB plus interest to the Lender. This is a limited term loan modifixxtion which means that the on the reduction period end date , the agreement wxxl terminate and the interest rate wxxl revert to the rate prior to loan modifixxtion. The reduction period end date is xx However, the deferred amount wxxl remain deferred.	Credit Report	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: No evidence of mod steps   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original appraisal data used   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original appraisal data used   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -xx (Days) xxriance %: Comment: Original note data was used Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
																									* Missing credit report (Lvl x) "Credit report is missing from the loan fxxe."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28502019	xx	728	724	34.742%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$61,572.46	4.000%	$600.45	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortxxge was originated onxx No delinquent taxes have been loxxted for the prior year.	Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been the delinquent for x month. The last payment was received in the amount of xx which was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. The borrower is currently x month behind his xxheduled payments.	Collections Comments:xxcomments. Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current. Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed. The reason for default is as follows: The Borrower is unemployed. There is no source of income. Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been the delinquent for x month. The last payment was received in the amount of xx onxx/xx/xxxxhich was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between the borrower and lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx beginning from xx The new principal balance is xx The maturity date is xx	Missing Required State Dixxlosures Mortxxge Insurance Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan xxlue: xx.   Tape xxluexx xxriance:    xxriance %:    Comment: Borrowexx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -30 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Interest only period is yes   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original stated P&I is $1541.24   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 0011MMMM0000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is xx which is greater than xx hence MI certifixxte is required; however, it is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing in the loan fxxe. x.xx
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Txx is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81880229	xx	577	Not Applicable	36.889%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$5,310.69	6.750%	$413.97	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originatedxx
There is junior mortxxge open axxinst the subject property. The mortxxge was originated onxx
Another mortxxge is UUC type originated on xx in favor ofxx. Loan amount is not axxable. This mortxxge ha recorded on xx.
The evidences of active judgments and liens are not found.
The county annual taxes for the year of xx are paid in the amount ofxx
The subordination agreement is made between xx	The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo txxl date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modifixxtion terms th interest rate of x.xx% and P&I is $xxx.xx.	Collections Comments:According to the BPO report xx dated xx/xx/xxxxubject property is occupied by owner and no visible damages/repairs have been found. The comment shows that the reason for default is due to home repairs

The loan modifixxtion agreement was made betweenxxeffective from xx The first modified payment is stxxl due for the date of xx and the new maturity date wxxl be xx/xx/xxxx. The new modified unpaid principal balance is xx deferred balance is $x,xxx.xx and interest bearing amount is xx The Borrower made the last payment as per the modifixxtion terms th interest rate of x.xxx% and modified P&I xx .

The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo txxl date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modifixxtion terms th interest rate of x.xx% and P&I is $xxx.xx.

Bankruptcy was fxxed by xx xxhedule D of voluntary petition dated xx shows that the amount of secured claim thout deducting the xxlue of collateral xx and the xxlue of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The creditoxx’ has fxxed the POC on xx th secured claim amount of xx unsecured amount is $x.xx and arrearage is xx Chapter xx entered xx/xx/xxxxebtor shall pay the payment $xxx.xx from xx/xx/xxxxPlan has been not confirmed yet. No further information is axxable about bankruptcy fxxe.

No evidences have been found rexxrding foreclosure fxxing.

Update:
As per the servicing comment dated xx/xx/xxxxthe BK xxse was dixxharged on xx and closed on xx/xx/xxxx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Bankruptcy was fxxed by xx under the chapter xx xxsexx. xxhedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim thout deducting the xxlue of collateral xx and the xxlue of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The creditor xx’ has fxxed the POC on xx th secured claim amount of xx unsecured amount is $x.xx and arrearage is xx Chapter xx plan was entered on xx debtor shall pay the payment $xxx.xx from xx Order Confirming Chapter xx Plan was fxxed on xx	The loan modifixxtion agreement was made between xx and lender xx. The first modified payment is stxxl due for the date of xx/xx/xxxxnd the new maturity date wxxl be xx/xx/xxxx. The new modified unpaid principal balance is xx deferred balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modifixxtion terms th interest rate of x.xxx% and modified P&I $xxx.xx. .	Affxxiated Business Dixxlosure Document Shong a Index Numerixxl xxlue Loan Program Info Dixxlosure Prepayment Penalty Rider	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per tape data the amortized term is 474 months. However as per review the amortized term is xx months. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue: 2/9/xx   xxriance: 10 (Days)   xxriance %:    Comment: As per tape data the doc date of last modifixxtion is 2/9/xx. However as per review the doc date of last modifixxtion isxx/xx/xxxx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data the payment history string is 322122110010001000000000.However as per review the payment history string is 12341221001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: As per tape data the payment history string reversed is 000000000000010011221223.However as per review the payment history string reversed is 100122124321. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Loan program dixxlosure missing or unexecuted (Lvl x) "Loan program dixxlosure is required for ARM loan; however document is missing from loan fxxe."
* Operative Index Numerixxl xxlue Unaxxable based on lender docs (Lvl x)     "Operative index numerixxl xxlue is unaxxable as the supportive documents such as Loan program dixxlosure/Rate lock agreement/Closing instruction are missing from the loan fxxe."
* Prepayment Rider Missing (Lvl x)     "The subject loan has prepayment provision and the Prepayment rider is attached th Note but Prepayment rider is not attached th the recorded copy of Mortxxge."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required affxxiated business dixxlosure is missing from loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46231406	xx	661	Not Applicable	48.894%	First	Final policy	Not Applicable	x	xx	xx	$136,661.72	2.000%	$455.21	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reects that the subject mortxxge was originated on xx th the lender xx as nominee forxx
The chain of the assignment has been completed. The latest assignment is from xx to xx which was recorded on xx
There is a junior mortxxge axxinst the subject property is in the favor of lender xx as nominee for xx Corporation in the amount of xx which was recorded on xx
There are two notice of delinquent assessment lien axxinst the subject property is in the favor ofxxtotal in the amount of xx which were recorded on different datesxx respectively.
There are two active civxx judgment axxinst the borrower, the first is in the favor ofxx which were recorded on different datesxxrespectively.
There is IRS lien axxinst the name xx
First and Second county installment taxes for the year of xx-xx have been paid on xx and xxx respectively each in the amount of xx
First installment county taxes for the year of xx-xx have been paid on xx/xx/xxxxn the amount of $x,xxx.xx whereas the second installment taxes are delinquent total in the amount of xx which were due on xx/xx/xxxx they are good through xx.

According to a review of the payment history as of xxx, the borrower is currently delinquent for xmonth and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
Unable to be determined the reason for default, the intention of the borrower and occupancy of the subject property from the axxable servicing comments.
No loss mitixxtion activity has been initiated.
No foreclosure activity has been found.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower xx had fxxed bankruptcy under chapter-xx th the xxse#xx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was fxxed by the creditorxx th the POC amount of xx and the amount of arrearage is $x.xx. The xxhedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No comment has been found indixxting a cram down.  The motion for relief from the automatic stay was fxxed on xx and it was granted on xx The xxse was dixxharged on xx and fully terminated on xx

The step modifixxtion agreement was made on xx between the borrower xxThe interest bearing principal Balance is xx th interest rate x.xx% which steps up in x steps ending at x.xxx%.
The unpaid principal balance is xx and the lender had deferred the principal amount of xx from the new principal balance. Hence, the interest-bearing amount is xx The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx and the maturity is dated xx/xx/xxxx This modifixxtion contains balloon provision total in the amount of xx wxxl be paid at the time of maturity date xx/xx/xxxx

Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized terms are xx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The borrowerxxhad fxxed bankruptcy under chapter-13 th the xxsexx  Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per the note document there is a interest only period.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Modifixxtion step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Modifixxtion step 1 rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment: Modifixxtion step 2 date is 1/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Modifixxtion step 2 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 212111222333   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string reversed is 333222111212   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue:xx Tape xxlue: Co-op xxriance: xxriance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx/xx/xxxxas found at loxxtion xx shong original note was misplaced, lost or destroyed. Copy of Note is also loxxted in the same fxxe."	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "The loan program dixxlosure document is missing from the loan fxxes."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong require state dixxlosures are missing from the loan fxxe.
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Earthquake Dixxlosure forCondominiums
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
x.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer document is missing from the loan fxxes."
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to determine an operative index xxlue since the supportive documents are missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure document is missing from the loan fxxes."
																									* Settlement date is different from note date (Lvl x) "As per the final hud-x document, the settlement date is xx which is different from the note date xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85927764	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortxxge was originated onxx
No active judgment and liens have been found.
xx to xx taxes are delinquent in the total amount xx taxes pay through bankruptcy chapter #xx.	The Payment History dated as of xx reveals that the borrower has been the delinquent from xx to txxl date. The delinquency has been done for xx months. The last payment was received on x/x/xx in the amount of xx and it was applied for the due date xx/x/xx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the note.	Collections Comments:Collection comments axxable from xx/xx/xxxxxxl xx/xx/xxxxhows that the

Update:
Update:
The loan is currently in active bankruptcy.
As per servicing comment dated xx the borrower fxxed the bankruptcy under chapter xx th xxsexx
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower had fxxed the bankruptcy under chapter xx th xxse#xx. The Plan was confirmed on xx As per amended chapter xx plan dated xx the debtor wxxl make regular payment of xx per month to the trustee for xx months. The POC fxxed xx reects the amount of claim for xx th arrearage totaling xx	Not Applixxble	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Initial Exxrow Acct Dixxlosure Missing Required Dixxlosures Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan xxlue: Revolving   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: Refinance Tape xxlue: xxsh Out xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan fxxe. Estimated HUD-1 or itemization of points and fees are also missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl 3) "List of service providers is missing from loan fxxe."	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64833160	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.980%	$749.89	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originated on xx The chain of assignment has not been completed. The current assignment is thxx There is a senior mortxxge axxinst the subject property th xx No active liens and judgments have been found. The annual combined taxes of xx have been paid in the amount of xx No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxthe borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received on xx in the amount of xx which was applied for xx The current UPB reected as per the payment history is in the amount of xx	Collections Comments:According to the servicing comments, the loan is in collections. The borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received on xx in the amount of xx which was applied for xx The current UPB reected as per the payment history is in the amount of xx

Reason for default is unemployment.

According to the servicing comment dated xx the subject property is owner-occupied.

The BPO report dated xx shows that the subject property is owner-occupied. It’s “xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The loan was modified on xx between the borrowersxx The new modified principal balance as per modifixxtion is in the amount of xx th interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modifixxtion is x/x/xxx. There is no principal forgiven. This loan was modified once.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer Origination Appraisal Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is 300. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -43 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The original appraised xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan xxlue: xx   Tape xxlue: xx   xxriance: $0.10   xxriance %: xx   Comment: The Note reects the Original Balance (or Line Amount) as xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: The original doc date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Appraisal report is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The Note reects the Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 333333221000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String reversed as 000122333333.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: Refinance   Tape xxlue: Purchase   xxriance:    xxriance %:    Comment: The purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Applixxtion Loan xxlue: Refinance Tape xxlue: Purchase xxriance: xxriance %: Comment: The purpose per applixxtion is refinance. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 is missing from the loan fxxe. The estimated HUD-1/Itemization/GFE is also not axxable in the loan fxxe."	* Applixxtion Missing (Lvl x) "The Final Applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "The Final Truth In Lending is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "The Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in state of xx. The choice of insurer dixxlosure is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "The ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$300.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1464216	xx	682	Not Applicable	7.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xxx the subject mortxxge was originated on xx
There are no active liens and judgments found axxinst the borrower.
Annual county taxes of xx-xx are paid in the amount of xx No prior delinquency has been found.
As per the payment history as of xx the borrower is current th the loan and the next due date is xx/xx/xxxxThe last payment was received on xx for the amount of xx th interest rate of x.xxx%. The current UPB is reected in payment history in the amount of xx	Collections Comments:The current status of loan is in performing. As per the payment history as of xx/xx/xxxxhe borrower is current th the loan and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of xx th interest rate of x.xxx%. The current UPB is reected in payment history in the amount of xx
No comments have been found rexxrding the foreclosure.
The borrower has made last payment as per the bankruptcy chapter xx plan th the rate of interest x.xx% commencing on x/x/xx th the monthly payments of xx
The borrowerxxhad fxxed bankruptcy under chapter xx th xxse#xx the plan was confirmed on xx and the xxse was terminated on xx The chapter xx plan was fxxed on xx The POC was fxxed on xx the amount of POC is xx and the arrearage amount is xx
The subject property is in average condition. No comments have been found rexxrding the damage or repair. The occupancy is unable to be determined from the servicing comments.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx had fxxed bankruptcy under chapter xx th xxse#xx the plan was confirmed on xx and the xxse was terminated on xx The chapter xx plan was fxxed on xx . The POC was fxxed on xx the amount of POC is xx and the arrearage amount is xx
Not Applixxble	Affxxiated Business Dixxlosure Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: The borrower has been maxxpaytments as per the bk chpater 11 plan   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan xxlue: 2   Tape xxlue: 1   xxriance: 1   xxriance %: xx   Comment: The number of units is 2.   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: appraisal report is missing   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:xxape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: THe ph string reversed 330002111000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xxTape xxlue: xx  xxriance:    xxriance %:    Comment: no dixxrepancy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -6025 (Days)   xxriance %:    Comment: The stated maturity is 1/1/xx7.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: 2 Famxxy Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: The subject property type is 2 famxxy. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan fxxe."
* Not all borrowers signed Txx (Lvl x)     "Final Txx is not signed by the borrower."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business form dixxlosure is missing from the loan fxxe."
* Settlement date is different from note date (Lvl x)     "As per the final HUD-x settlement date is xx which is different than the note date, however, the note date is xx
																									* Txx not hand dated (Lvl x) "Txx in the fxxe was not dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15408345	xx	529	Not Applicable	30.067%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.125%	$444.63	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortxxge was originated on xx which was recorded on xx thxx
Active judgments and liens found pending are as follows:
There is an active junior mortxxge axxinst subject property which is in the total amount of xx
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from xx/xx/xxxxo xx. The last payment was received in the amount of $xxx.xx which was applied to due date of xx and the next due date isxx. Current UPB reects in the provided tape data is in the amount of xx	Collections Comments:The loan is in active bankruptcy. The borrowexx had fxxed the BK under the chapterxxand the plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The POC was fxxed on xx The POC amount is xx and total arrearage amount is xx
Review of the payment history axxable from xx/xx/xxxxo xx. The last payment was received in the amount of $xxx.xx which was applied to due date of xx and the next due date isxx. Current UPB reects in the provided tape data is in the amount of xx
Loan Modifixxtion agreement was made between borrowerxx
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of xx/x/xxxx.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower Sharon Denise Thompson had fxxed the BK under the chapter xxth xxse#xx and the plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The POC was fxxed on xx The POC amount is xx and total arrearage amount is xx	Loan Modifixxtion agreement was made between borrowerxx
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of xx/x/xxxx.
Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized term is xx, tape shows 609. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -0.001%   xxriance %: -xx   Comment: LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 1111111mmmmmm, tape shows 11111110000999999   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string reversed is mmmmmm111111, tape shows 99999900001111 Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "The ComplianceEase risk indixxtor is xx
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test is Faxxed as  Loan Data is  xx Data is  $xxx,xxx.xx  and  xxriance is -xx
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  state. Follong required State dixxlosure are missing from loan fxxes:
x.Expiration of Lock-in or Commitment Period
x.Radon xxs Dixxlosure
x.Anti-Coercion Notice"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxes."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16725730	xx	571	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$52,229.12	2.875%	$273.08	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originated onxx
The chain of the assignment has been completed. Currently, the mortxxge is th xx which was recorded on xx
The combined annual taxes for the year of xx have been paid in the amount of xx No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx/x/xx. The UPB is reected in the amount of xx txxl the due date of xx/x/xx.	Collections Comments:According to servicing comments, the loan is active bankruptcy. The borrower had fxxed bankruptcy under chapter xx th the xxsexx and the plan was confirmed on xx The motion for relief from stay was fxxed on xx The debtor shall pay $xxx per month for the period of xx months. The proof of claim was fxxed on xx th the claim amount of xx and the amount of arrearage is xx The Voluntary Petition, xxhedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx Did not see a comments reecting cram down.
The foreclosure was initiated. The foreclosure sale was xxheduled on xx However, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter xx th the xxse xx
As per servicing comments, unable to determine the reason for default. The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx The last payment was received on xx in the amount of xx for the due date of xx The UPB is reected in the amount of xx txxl the due date of xx/x/xx.
The loan modifixxtion agreement was made on xx between the borrowerxx The borrower promises to make a monthly payment of xx th the interest rate of x.xxx% beginning from xx txxl maturity date ofxx/xx/xxxx. The deferred balance amount is xx and interest-bearing amount is xx The New Principal Balance stated in the modifixxtion is xx
The BPO report datedxx/xx/xxxxhows that the subject property is owner-occupied th the average condition. No damage and repairs have been found.

Update:
As per the servicing comment dated xx the sale was xxheduled for xx/xx/xxxxand as per the servicing comment dated xx the approved bid amount was xx As per the servicing comment dated xx FC was placed on hold due to the borrower having applied forxx. As per the servicing comment dated xx FC xxncelled on xx
As per the servicing comment dated xx/xx/xxxxthe BK xxse is stxxl open. As per the servicing comment datedxx

Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure sale was xxheduled on xx However, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter xx th the xxse xx
Bankruptcy Comments:The borrower had fxxed bankruptcy under chapter xx th the xxse xxx and the plan was confirmed on xx The motion for relief from stay was fxxed on xx The debtor shall pay $xxx per month for the period of xx months. The proof of claim was fxxed on xx th the claim amount of xx and the amount of arrearage is xx The Voluntary Petition, xxhedule-D shows the amount of xx as an unsecured portion out of the amount of claim $xx,xxx. Did not see a comments reecting cram down.

The loan modifixxtion agreement was made on xx between the borrower xx the borrower promises to make a monthly payment of xx th the interest rate of x.xxx% beginning from xx txxl maturity date ofxx/xx/xxxx. The deferred balance amount is xx and interest-bearing amount is xx The New Principal Balance stated in the modifixxtion is xx	Affxxiated Business Dixxlosure Credit Applixxtion Initial Exxrow Acct Dixxlosure Missing Dicsloures Missing Required State Dixxlosures Mortxxge Insurance	Field: Currently in Foreclosure? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: The foreclosure sale was xxheduled on xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: xx   xxriance: -24 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: First payment date xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -5 (Days) xxriance %: Comment: Stated maturity date isxx/xx/xxxx. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "The final applixxtion is missing from the loan fxxe."
* Credit xxore not provided (Lvl x)     "Credit xxore not provided."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* MI, FHA or MIC missing and required (Lvl x)     "MI Cert is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Dixxlosure of Additional Fees"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40427435	xx	522	607	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx, reects that the subject mortxxge was originated onxx
No active judgments or liens have been found axxinst the borrower.
Annual combined taxes for the year of xx is delinquent th the due date xx
Annual combined taxes for the year of xx have been paid onxx/xx/xxxxn the amount of $x,xxx.xx.
Annual combined taxes for the year of xx have been paid onxx/xx/xxxxn the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx, the borrower is currently delinquent for x month and the next due date for payment isxx. The last payment received date wasxx/xx/xxxxnd it is in the amount of xx The UPB reected in the latest payment history is in the amount of xx	Collections Comments:The loan is currently active in Collections and the next due date for payment isxx.
The reason for default from the servicing comments is Unable to be Determine.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Credit Applixxtion Missing Required State Dixxlosures	Field: Deferred Balance Amount Loan xxlue: Not Applixxble Tape xxlue:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -5 (Days)   xxriance %:    Comment: As per Note the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per appraisal report the LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 101000000044.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String reversed is 440000000101.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx  Tape xxlue:xxriance:    xxriance %:    Comment: The Note reects the Subject Property Address Street as:xx
Field: Property City   Loan xxlue: Harvey   Tape xxlue: xx xxriance:    xxriance %:    Comment: The Note reects the Subject Property City as: xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan xxluexx Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Note reects the Subject Property Postal Code as: xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: $xx000.00   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -xx (Days) xxriance %: Comment: As per note the maturity date is xx Tape Source: Initial Tape Type: xx	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA finance charge test.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
This loan faxxed the TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
TxxA Finance Charge Test: FAxx Loan Data xx Comparison Data $xxx,xxx.xx xxriance -xx
This loan faxxed the TxxA foreclosure rexxission finance charge test.
TxxA Foreclosure Rexxission Finance Charge Test: FAxx Loan Data xx Comparison Data $xxx,xxx.xx xxriance -xx
This loan faxxed the TxxA APR test.
TxxA APR Test: FAxx Loan Data x.xxx% Comparison Data xx.xxx% xxriance -xx
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Authorization Fees, Charges and Expenses for Federally Related Mortxxge Loans
x.Anti-Tying Dixxlosure
x.Financial Institution Choice of Insurance Dixxlosure"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The required affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51898119	xx	649	Not Applicable	37.658%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.700%	$2,578.98	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xxx shows that the subject mortxxge was originated onxx
Active liens and judgments:
There is junior mortxxge active in the favor of xx

There is junior mortxxge active in the favor ofxx

There is civxx judgment active in the favor ofxx

There are x IRS liens active in the favor of Department of thexx

There are x state tax liens active in the favorxx

xx-xx county x installments have been paid in the amount of $xxxx.xx on xx/x/xx.

xx-xx county x installments have been paid in the amount of $xxxx.xx on x/x/xx.	According to the payment history as of xx, the borrower is currently delinquent for xmonths. The last payment received on x/x/xx, the payment applied date wasxx/xx/xxxxnd the next due date for payment isxx/xx/xxxxThe P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xmonths. The last payment received on x/x/xx, the payment applied date wasxx/xx/xxxxnd the next due date for payment isxx/xx/xxxxUnable to determine the reason for default from the given servicing comments. No comments have been found for damages or repairs. The subject property is occupied by the owner.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower had fxxed bankruptcy under chapter-xx th the xxse# xxon xx/xx/xxxxThe POC was fxxed on x/x/xx, the POC amount is xx and the arrearage amount is xx The plan was confirmed onxx/xx/xxxxThe debtor shall pay to the trustee $xxxx.xx for xx months and $xxxx.xx for xx months. No indixxtion found for craown.	According to the modifixxtion, the loan was modified onxx/xx/xxxxn between the borrower xxThe new modified principal balance per modifixxtion is in the amount of xx th interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning onxx/xx/xxxxThe maturity date reects per modifixxtion isxx/xx/xxxx. This loan was modified x times since originationxx	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: Unaxxable Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -35 (Days)   xxriance %:    Comment: As per modifixxtion doc date isxx/xx/xxxxhowever tape reectsxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Modifixxtion amortized type is step; however tape reects fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: .xx%   xxriance: xx   xxriance %: xx   Comment: .005% difference   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	3: Curable	* Settlement date is different from note date (Lvl 3) "As per hud-1 settlement date isxx/xx/xxxxnd the note date is 3/8/xx. Hence settlement date is different from note date."	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong state dixxlosures are missing in the loan fxxes.

Impound Account Dixxlosure
Cosigner Notice
Prixxte Mortxxge Insurance Dixxlosure
Hazard Insurance Dixxlosure
Insurer Recommendation Dixxlosure
 Anti-Tying Dixxlosure
Prixxcy Notice
Notice of Right to Copy of Appraisal
Applixxtion for Credit-Married Persons
Fair Debt Collection Notice
Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69404638	xx	579	Not Applicable	25.408%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.240%	$277.39	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originated xx

The chain of assignment is not completed as the subject mortxxge is currently assigned toxx

No active judgments/liens have been found in the updated title report axxinst the borrower/subject property.

The annual combined taxes for xx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx
No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxxthe loan is currently in delinquency for +x months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made onxx in the amount of $xxx.xx for the due date of xx/x/xx. The UPB as of the date is in the amount of xx The last payment has been made according to the loan modifixxtion agreement which was made on x/x/xx.	Collections Comments:The debtor (Patrick A. Cox) had fxxed Bankruptcy under chapter-xx on xx/xx/xxxxh the xxse#xx-xxxxx and the plan was confirmed on xx/xx/xxxxThe xxhedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx and the xxlue of collateral is $xx,xxx.xx. No POC was fxxed by the subject Creditor.
According to the debtor's Amended chapte-xx plan which was fxxed on xx/xx/xxxxthe debtor shall make subject mortxxge payments to the creditor directly and this plan was confirmed on xx/xx/xxxxThe subject creditor had fxxed a motion onxx/xx/xxxxor relief from automatic stay as the Debtor has faxxed to pay the payments for the months of March xx to June xx, so that the post-petition arrears are approximately xx which include: payments in  the amounts of xx for the months of March xx through June xx. The Moxxnt is inadequately protected by the Debtor's faxxure to make the pre-petition and post-petition payments which may include an exxrow for taxes and insurance.
The notice is hereby given onxx/xx/xxxxhat the court wxxl close this xxse thout the entry of a dixxharge unless the debtor fxxe the missing documents thin forty−nine (xx) days of the entry of this order.  The deadline is xx/xx/xxxxThe debtor was finally dixxharged onxx/xx/xxxxnd the xxse was closed onxx/xx/xxxxForeclosure Comments:Not Applixxble
Bankruptcy Comments:The debtor (Patrick A. Cox) had fxxed Bankruptcy under chapter-xx on xx/xx/xxxxh the xxse#xx-xxxxx and the plan was confirmed on xx/xx/xxxxThe xxhedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx and the xxlue of collateral is xx No POC was fxxed by the subject Creditor.
According to the debtor's Amended chapte-xx plan which was fxxed on xx/xx/xxxxthe debtor shall make subject mortxxge payments to the creditor directly. This plan was confirmed on xx/xx/xxxxThe subject creditor had fxxed a motion onxx/xx/xxxxor relief from automatic stay as the Debtor has faxxed to pay the payments for the months of March xx to June xx, so that the post-petition arrears are approximately xx which include: payments in  the amounts of xx for the months of March xx through June xx. The Moxxnt is inadequately protected by the Debtor's faxxure to make the pre-petition and post-petition payments which may include an exxrow for taxes and insurance.
The notice is hereby given onxx/xx/xxxxhat the court wxxl close this xxse thout the entry of a dixxharge unless the debtor fxxe the missing documents thin forty−nine (xx) days of the entry of this order. The deadline is xx/xx/xxxxThe debtor was finally dixxharged onxx/xx/xxxxnd the xxse was closed onxx/xx/xxxx	The loan was modified on x/x/xx th new principal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx th the new fixed interest rate of x.xx% beginning from x/x/xx to the new maturity date of x/x/xxx.	Affxxiated Business Dixxlosure	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Per Note and Modifixxtion Agreement the maturity date reects a term of xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: PACER reects post origination BK13 was dixxharged 7/xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 5/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -30 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Loan is currently > 120 days delinquent th next due date of 1/1/19.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Loan is currently > 120 days delinquent th next due date of 1/1/19.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: Low Rise Condo (1-4 Stories) Tape xxlue:xx xxriance: xxriance %: Comment: Per appraisal, subject property is a xx. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "List of Service Providers dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business dixxlosure is missing from the loan fxxe."										Value: Date: Type:Recert of Value	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84467690	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$526.08	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortxxge was originated onxx
The chain of assignment has been completed. Currently, the assignment is fromxx
There are two Hospital, Medixxl attorney lien axxinst the borrower first in the favor ofxx
There is one Mechanics lien axxinst the borrower in the favor ofxx
There is one Water/Sewer lien axxinst the subject property in the favor ofxx
The first and second installment taxes of xx-xx have been paid in the amount of xx
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for x months and next due date is xx/xx/xxxxThe last payment was received on xx in the amount of $xxxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reected in the payment history is in the amount of xx The borrower has been maxxpayment as per Modifixxtion agreement.	Collections Comments:The loan is currently in the collection and next due date is xx/xx/xxxxThe last payment was received on xx in the amount of $xxxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reected in the payment history is in the amount of xx The borrower has been maxxpayment as per Modifixxtion agreement.
As per the servicing comments dated xx/xx/xxxxthe reason for default is xx
The loan has been modified, this Step modifixxtion agreement was signed between the borrowerxx
The borrower had not fxxed bankruptcy since origination.
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxThe complaint was fxxed on xx/xx/xxxxHowever, as per comment dated xx/xx/xxxxthe fxxe is placed on hold for loan modifixxtion. The loan has been modified on xx/xx/xxxxNo further detaxxs are axxable.
As per the document loxxted at xx, the property has water damages, basement, oors and structural damages. The demolition and reconstruction of kitchen was needed. The date of loss was xx/xx/xxxxThe total loss amount was xx The borrower had received check in the amount of $xx,xxx.xx on xx/xx/xxxxnd the other check in the amount of $xxxx.xx on xx/xx/xxxxrom Liberty Mutual Insurance. As per the Mortxxgor Affidavit, the repairs of the property fully completed. The latest comments do not reect the damage to the property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxxThe complaint was fxxed on xx/xx/xxxxHowever, as per comment dated xx/xx/xxxxthe fxxe is placed on hold for loan modifixxtion. The loan has been modified on xx/xx/xxxxNo further detaxxs are axxable.
Bankruptcy Comments:Not Applixxble	This Step modifixxtion agreement was signed between the borrower Karen xxught & Kashif Johnsonand the lender Select Portfolio Servicing, Inc. on xx/xx/xxxxhe Unpaid principal Balance is xx th interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxxThe maturity is dated xx/xx/xxxx.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per Note document, age of the loan remaining terms xx months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The foreclosure was initiated in xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 12/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -40 (Days)   xxriance %:    Comment: The loan was modified on 12/1/xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per the Note the Interest only provision is axxable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 1/1/xx   Tape xxlue: 1/1/xx   xxriance: -1096 (Days)   xxriance %:    Comment: The Mod. step 1 date is 1/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: 3.000%   Tape xxlue: 4.000%   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod. step 1 interest rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 1/1/xx   Tape xxlue: 1/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: The Mod. step 2 date is 1/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: 4.000%   Tape xxlue: 5.000%   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod. step 2 interest rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 1/1/xx   Tape xxlue: 1/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: The Mod. step 3 date is 1/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan xxlue: 5.000%   Tape xxlue: 6.000%   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod. step 3 interest rate is 5.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 1/1/xx   Tape xxlue: 1/1/2024   xxriance: -365 (Days)   xxriance %:    Comment: The Mod. step 4 date is 1/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan xxlue: 6.000%   Tape xxlue: 7.000%   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod. step 4 interest rate is 6.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan xxlue: 1/1/2024   Tape xxlue: 1/1/2025   xxriance: -366 (Days)   xxriance %:    Comment: The Mod. step 5 date is 1/1/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan xxlue: 7.000%   Tape xxlue: 7.500%   xxriance: -0.500%   xxriance %: -0.50000%   Comment: Mod. step 5 interest rate is 7.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: An Appraisal report, Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per the payment history string as 122xx10001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per the payment history string reversed as 1000010002221.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: As per Note document property, the Postal code is xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "The Final Applixxtion is missing in the loan fxxe."
* ComplianceEase Exceptions Test Faxxed (Lvl x)     "This loan faxxed the Connecticut license xxlidation test.
First mortxxge lender licenses and secondary mortxxge lender licenses in existence on June xxth, xx shall be deemed on and after July xst, xx, to be a mortxxge lender license.
As of July x, xx the Connecticut First Mortxxge Lender License and the Connecticut Second Mortxxge Lender License are no longer xxlid. The Connecticut Mortxxge Lender License is axxable for loans th a closing date before July xst, xx."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA foreclosure rexxission finance charge test.
This loan faxxed the Connecticut license xxlidation test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the xxriance is -$xx.xx."
* Final Txx Date after actual transaction date (Lvl x)     "As per Final HUD-x the settlement date is xx/xx/xxxxHowever, final Txx was dated xx/xx/xxxxhich is after the actual transaction date."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in Connecticut State. The follong required state dixxlosures are missing from the loan fxxe.
x.Appraisal Dixxlosure
x.xnd Liens = provide CT dixxlosure and comply th terms Mortxxge Insurance Dixxlosure
x.Interest Rate Dixxlosure
x.Lock-In Agreement Dixxlosure
x.Payoff Statement Dixxlosure
x.Lexxl RepresentationDixxlosure
x.Non-Prime HUD ContactDixxlosure
x.Non-Prime Notice of LoanTerms Dixxlosure
x.Interim Financing Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing from the given loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The Affxxiated Business dixxlosure is missing from the given loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x)     "ROR is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "As per Note, the note date is xx/xx/xxxxHowever, final HUD-x shows the settlement date is xx/xx/xxxx		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89279270	xx	563	Not Applicable	39.302%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.990%	$747.85	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxshows that the subject mortxxge was originated onxx
Chain of assignment has not been completed. The assignment is missing from  xx toxx
Active liens and judgments:
There is one junior mortxxge active in the favorxx
The x and x combined taxes of the year xx-xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modifixxtion on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of xx According to the payment history the current unpaid principal balance is being reected in the amount of xx	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/xxxxo xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe borrower made last payment as per loan modifixxtion on xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of xx According to the payment history the current unpaid principal balance is being reected in the amount of xx
According to the servicing comments, the subject property is owner occupied th no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modifixxtion on xx/xx/xxxxThe loan is modified once since origination. The loan modifixxtion was last made effective from xx/xx/xxxxThe borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx th P&I of $xxx.xx th fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended th the maturity date of xx/xx/xxxx.
According to the updated title report dated xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure fxxe was referred to an attorney on xx/xx/xxxxThe foreclosure complaint and notice of lis pendens was fxxed by the attorney th xxse # RE-xx on xx/xx/xxxxThe further information rexxrding foreclosure proceedings is not axxable.
No information pertaining to bankruptcy has been found in the latest xx months servicing comments.

Foreclosure Comments:According to the updated title report dated xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure fxxe was referred to an attorney on xx/xx/xxxxThe foreclosure complaint and notice of lis pendens was fxxed by the attorney th xxse # RE-xx on xx/xx/xxxxThe further information rexxrding foreclosure proceedings is not axxable.
Bankruptcy Comments:Not Applixxble	Loan Modifixxtion agreement was made between borrowerxx
The borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx th P&I of $xxx.xx th fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended th the maturity date of xx/xx/xxxx.
Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per note amortization terms are xx months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 5/1/xx   Tape xxlue: 6/6/xx   xxriance: -36 (Days)   xxriance %:    Comment: The loan was modified on 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per appraisal report CLTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string is 103223333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: As per payment history reversed string is 333333322301. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
x.Notice to Cosigner
x.Title Attorney Dixxlosure
x.Choice of Insurance Notice
x.thholding Tax Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89040241	xx	676	Not Applicable	52.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the loan was originated onxx/xx/xxxxhxx
Chain of assignment has been completed. Currently, the mortxxge is th xx,xx
There are two state tax liens axxinstxx in the favor of xx
x and xth installment combined taxes for the year of xx have been paid on different dates in the total amount of $xxx.xx.
x and x installment combined property taxes have been paid on different dates in the total amount of $xxxx.xx.
x installment utxxity taxes for the year of xx was delinquent in the amount of $xxx.xx.	As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xx. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied for x/x/xx. The UPB is xx The current P&I is $xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for x/x/xx. The last payment was received on x/x/xx in the amount of xx which was applied for x/x/xx. The borrowerxxhad fxxed bankruptcy on xx/xx/xxxxnder chapter xx th xxse number #xx-xx The plan was confirmed on xx/xx/xxxxThe foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxThe lis pendency was fxxed on x/x/xx th xx it is loxxted atxx The service was completed onxx/xx/xxxxThe judgment was entered on xx/x/xx in the amount of xx No further detaxxs have been found. The borrowerxxhad fxxed bankruptcy on xx/xx/xxxxnder chapter xx th xxse number xx and FC was placed on hold. The RFD is unable to be determined. The loan was never modified since origination. Unable to determine the occupancy. No repairs and damages have been found.
Foreclosure Comments:. The foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxThe lis pendency was fxxed on  x/x/xx th xxThe service was completed onxx/xx/xxxxThe judgment was entered on xx/x/xx in the amount of xx No further detaxxs have been found. The borrowerxx had fxxed bankruptcy on xx/xx/xxxxnder chapter xx th xxse numberxx
Bankruptcy Comments:
As per the review of the PACER report, the borrowerxxhad fxxed bankruptcy on xx/xx/xxxxnder chapter xx th xxse number #xx-xxxxx. The plan was confirmed on xx/xx/xxxxThe debtor shall pay xx paid to date and xx per month to the chapter trustee starting on xx/xx/xxxxor approximately xx months. The POC was fxxed by the lender on xx/xx/xxxxh a claim amount of xx and the arrearage amount is xx	Not Applixxble	Affxxiated Business Dixxlosure Missing Required State Dixxlosures Mortxxge Insurance	Field: Currently in Foreclosure? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: The review of loan fxxe shows there is foreclosure. However, tape data shows there is no foreclosure. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original Standard LTV is xx However, tape data shows 98.1xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 444444444444. However, tape data shows 99999999999999999999NNNN.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment History String Reversed is 444444444444. However, tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certifixxte is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Below state dixxlosures are missing from the loan fxxe;
x.NJ Attorney Dixxlosure,
x.Unacceptabxxity of Insurance Notice.
x.Attorney Dixxlosure II.
x.Tax Bxxl Information.
x.Prixxte Well Testing.
x.Choice of Insurer Dixxlosure."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39205393	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortxxge was originated onxx
The chain of assignment has been completed. The current assignment is th xx., which was recorded onxx/xx/xxxxNo active liens and judgments have been found.
The x installment combined taxes of xx have been paid in the amount of $xxx.xx
The x installment combined taxes of xx have been paid in the amount of $xxx.xx
The x installment combined taxes of xx have been delinquent in the amount of $xxx.xx, which were due on x/x/xx.
According to the payment history as ofxx/xx/xxxxthe borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $xxxx.xx, which was applied for xx/xx/xxxx The current UPB reected as per the payment history is in the amount of xx	Collections Comments:According to the servicing comments, the loan is in bankruptcy. The borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of xx which was applied for xx/xx/xxxx The current UPB reected as per the payment history is in the amount of xx

Reason for default is unable to be determined.

No evidences have been found in the latest xx months of servicing comments rexxrding the occupancy.

No BPO and inspection reports have been provided.

In addition, there is loan adjustment agreement loxxted at xx

Update:
No additional information was found in recent collection comments review

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrowerxxhad fxxed bankruptcy under Chapter-xx th the xxse# xx-xxxxx on xx/xx/xxxxThe POC was fxxed onxx/xx/xxxxh the secured claim amount of xx and the amount of arrearage was xx The plan confirmed on xx/xx/xxxxAs per amended chapter xx plan, the debtor shall pay x per week for xx months. The date of the last fxxing of bankruptcy was x/x/xx.	Not Applixxble	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Initial Exxrow Acct Dixxlosure
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal	Field: Original Appraised xxlue Loan xxlue: xx Tape xxlue:xx Comment: The original appraised xxlue is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Unaxxable   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The original standard LTV(OLTV) IS xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String reversed as 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan xxlue: Not Applixxble   Tape xxlue: Change in Rate/Term   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: Purchase   Tape xxlue: Refinance   xxriance:    xxriance %:    Comment: purpose of transaction per HUD-1 is purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Applixxtion Loan xxlue: Purchase Tape xxlue: Refinance xxriance: xxriance %: Comment: purpose per applixxtion is purchase. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 is missing from the loan fxxe. The estimated HUD-1/Itemization/GFE is also not axxable in the loan fxxe."	* Applixxtion Missing (Lvl x) "The Final Applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "The Final Truth In Lending is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "The Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in state of xx. The follong state dixxlosure is missing from the loan fxxe:
x. MI Borrower's Bxxl of Rights..
x. MI Consumer xxution and Homeownership Counseling Notice.
x. Choice of Insurance Agent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The Affxxiated Business Dixxlosure is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32747389	xx	Unavailable	Not Applicable	43.617%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$58,572.18	2.000%	$249.74	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/xx shows that the subject mortxxge was originated on xx.
No active judgments or liens found axxinst the borrower or subject property.
The annual combined taxes of xx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx th interest rate of x.xx% for the due date of x/x/xx. The next due date is xx. The latest payment history reects the UPB in the amount of xx	Collections Comments:The loan is in delinquency for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx th interest rate of x.xx% for the due date of x/x/xx. The next due date is xx. The latest payment history reects the UPB in the amount of xx
The loan has been modified once since origination. The loan was modified th an effective date of xx/x/xx and according to the mod the new principal balance is xx th a step modifixxtion and the rate started from x.xx%. The borrower had given promise to pay P&I in the amount of $xxx.xx which had begun from xx/x/xx th a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx %. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

Borrower had fxxed bankruptcy under chapter-x th the xxse#xx-xxxxx onxx/xx/xxxxxxhedule D of Voluntary Petition Fxxed onxx/xx/xxxxhows that the amount of secured claim thout deducting the xxlue of collateral xx and the xxlue of collateral that supports this claim is xx therefore, the unsecured portion is xx The bankruptcy was dixxharged on xx/xx/xxxxnd the xxse was terminated on xx

No comments found rexxrding the foreclosure proceedings.
Borrower intends to bring account current.
The subject property is owner occupied, no visible damages were reported.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower had fxxed bankruptcy under chapter-x th the xxse#xx-xxxxx onxx/xx/xxxxxxhedule D of Voluntary Petition Fxxed onxx/xx/xxxxhows that the amount of secured claim thout deducting the xxlue of collateral xx and the xxlue of collateral that supports this claim is xx therefore, the unsecured portion is xx The bankruptcy was dixxharged on xx/xx/xxxxnd the xxse was terminated on xx/xx/xx.	The loan has been modified once since origination. The loan was modified th an effective date of xx/x/xx and according to the mod the new principal balance is xx th a step modifixxtion and the rate started from x.xx%. The borrower had given promise to pay P&I in the amount of xx which had begun from xx/x/xx th a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx %. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.	Affxxiated Business Dixxlosure Condo/PUD Rider Credit Report Missing Required State Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 10/1/xx   Tape xxlue: 11/7/xx   xxriance: -37 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 11/1/xx   Tape xxlue: 11/1/xx   xxriance: -2191 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: 98.423%   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx   Tape xxlue:xx xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Condo / PUD rider Missing (Lvl x) "As per appraisal report property type is PUD but the required rider is missing from the loan fxxe."
* MI, FHA or MIC missing and required (Lvl x)     "This is FHA loan hence required MI Cert which is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State and the required dixxlosures are missing from the loan fxxe.
xx Collateral Protection Insurance Notice
Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92086619	xx	Unavailable	Not Applicable	61.542%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx, shows that the subject mortxxge was originated onxx
The chain of the assignment has been completed. The latest assignment is fromxx
There is a senior mortxxge in the favor ofxx
No active judgments or liens have been found.
x installment of county jurisdiction tax of xx has been paid in the amount of $x,xxx.xx onxx/xx/xxxxx installment of county jurisdiction tax of xx has been paid in the amount of $x,xxx.xx onxx/xx/xxxxNo prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxthe borrower has been delinquent for x months. The last payment received date is unaxxable and the next due date for payment is x/x/xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of xx The UPB reected as per the payment history is in the amount of xx

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for x months. The last payment received date is unaxxable and the next due date for payment is x/x/xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reected as per the payment history is in the amount of xx
As per the comment dated x/x/xx, the reason for default is the death in the famxxy.
The loan has never been modified since origination.
The borrower Arthur Peter Kallin, Sr. had fxxed bankruptcy under chapter xx th the xxse # xx-xxxxx on x/x/xx. The plan was confirmed on xx/xx/xxxxThe debtor was standardly dixxharged onxx/xx/xxxxnd the date of the last fxxing is x/x/xx.
No evidence has been found rexxrding the foreclosure proceedings on the subject property in the servicing comments.
As per the comment dated x/x/xx, the subject property had damage to the roof and the check was sent to the prior servicer. However, the amount of damage is unaxxable. The latest BPO is not axxable. No further detaxxs have been found rexxrding the repairs.
The servicing comment datedxx/xx/xxxxhows that the subject property has been occupied by the owner.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx had fxxed bankruptcy under chapter xx th the xxse # xx-xxxxx on x/x/xx. The plan was confirmed on xx/xx/xxxxAs per the chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The POC was fxxed onxx/xx/xxxxh the claim amount of xx and the amount of arrearage is xx The debtor was standardly dixxharged onxx/xx/xxxxnd the date of the last fxxing is x/x/xx.	Not Applixxble	Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl. Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Original Standard LTV (OLTV) Loan xxlue: xx Tape xx Comment: As per the appraisal, original stated LTV is xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 321321321321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Payment History String reversed is 123123123123. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA APR Test: FAxx Loan Data x.xxx% Comparison Data x.xxx% xxriance -xx
This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* DTI > xx% (Lvl x)     "As per xxxx, the total monthly income is in the amount of xx and the total monthly expenses are in the amount of xx Hence, DTI exceeding xx
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The below state dixxlosure is missing from the loan fxxe.
x. Choice of Insurance Agent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required Affxxiated Business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
540310	xx	597	645	82.210%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xxx shows the subject mortxxge was originated on xx
There is an active mortxxge prior to the subject mortxxge in the favor of xx
There is one civxx judgment in the amount of xx in favor ofxx
County annual taxes for the year of xx have been delinquent in the amount of $ xx
According to the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for x months. The last payment was received onxx/xx/xxxxthe payment applied date was xx/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of xx and PITI is in the amount of $x,xxx.xx. The UPB reected as per the payment history is in the amount of xx	Collections Comments:According to the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for x months. The last payment was received onxx/xx/xxxxthe payment applied date was xx/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected as per the payment history is in the amount of xx
Unable to determine the reason for default from given servicing comments. As per the collection comment datedxx/xx/xxxxoccupancy status is owner occupied.
No damages or repairs have been found.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Missing Required Dixxlosures Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Deferred Balance Amount Loan xxlue: Not Applixxble Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: Loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: Not Applixxble   Tape xxlue: 3/1/xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 221111000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String reversed is 000000111122.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: As per appraisal report property type is pud; however tape reects single famxxy. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* DTI > xx% (Lvl x)     "As per xxxx datedxx/xx/xxxxthe total monthly income is in the amount of xx and the total monthly expenses is in the amount of xx hence, DTI  is exceeding xx%."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider dixxlosure is missing from the loan fxxe"
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  state.
The follong dixxlosures are missing from the loan fxxe:
x. Anti-Coercion Notice
x. Title Insurance Dixxlosure
x. Radon xxs Dixxlosure
x. Insurance Sales Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11672323	xx	620	Not Applicable	47.719%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.500%	$540.99	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxthe subject mortxxge was originated onxx
The chain of assignment has been completed. Currently, the mortxxge is th xx
There are x HOA liens axxinst the subject property in the favor ofxx
There is a civxx judgment which was recorded on xx/xx/xxxxn the amount of $xxxx.xx in the favor of xx
Annual county taxes for the year of xx-xx have been paid in the amount of $xxx.xx and the x installment county taxes for the year of xx-xx have been due in the amount of $xxx.xx. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of xxx.xx which was applied for the due date of xx/xx/xxxxThe current UPB is reected in the amount of xx The current P&I is $xx.xx and the PITI is $xxx.xx.	Collections Comments:
The loan is currently in bankruptcy and the next payment is due for xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of xxx.xx which was applied for the due date of xx/xx/xxxxThe Borrowerxx had fxxed bankruptcy under chapter xx on xx/xx/xxxxh thexxand the plan was confirmed on xx/xx/xxxx The RFD is unable to be determined.  The loan was modified tce origination in xx and xx. No latest BPO report or servicing comments have been found to determine the condition and occupancy of the subject property.

Update:
As per servicing comment dated xx/xx/xxxxhe loan has been modified on xx/xx/xxxxThe new modified unpaid principal balance is in the amount of xx th interest rate starting at x.xx% and the borrower promises to pay P & I in the amount of $xxx.xx beginning on xx/xx/xxxxThe maturity date, as per modifixxtion is xx/xx/xxxx. There is no deferred balance and principal forgiven amount.
As per the servicing comment dated xx/xx/xxxxthe subject property is owner-occupied.
As per the servicing comment dated xx/xx/xxxxthe reason for default is curtaxxment of income.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per the review of the PACER report, the Borrower xx had fxxed bankruptcy under chapter xx on xx/xx/xxxxh thexx xx-xxxxx and the plan was confirmed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh its secured claim amount of xx and amount of arrearage is xx The deadline to fxxe POC was xx/xx/xxxxAs per the amended chapter plan fxxed on xx/xx/xxxxthe debtor shall pay the trustee xx for x months and the amount xx for xx months. The MFR was fxxed on x/x/xx.	The loan modifixxtion agreement has been made between borrower xx
The new principal balance amount is xx The borrower promises to pay P&I in the amount of $xx.xx th the interest rate of x.xxx %, beginning from x/x/xx. The maturity is xxx.
Affxxiated Business Dixxlosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan xxlue: Not Applixxble Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 1/1/xx   Tape xxlue: xx/xx/xxxx xxriance: 13 (Days)   xxriance %:    Comment: The loan modifixxtion agreement has been made between borrowexxTape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 4444444444321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 4444444444321.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The loan is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan xxlue: 1xx   Tape xxlue: 8/1/xx5   xxriance: -5722 (Days)   xxriance %:    Comment: The origination maturity date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: Low Rise Condo (1-4 Stories) Tape xxlue: Co-op xxriance: xxriance %: Comment: The subject property is Low Rise Condo (1-4 Stories) Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "“This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer dixxlosure is missing in the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Operative index xxlue is unable to be determined from the axxable loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated Business form is missing from the loan fxxe."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84990141	xx	670	Not Applicable	50.094%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx, shows that the subject mortxxge was originated onxx/xx/xxxxh the lenderxx
The chain of the assignment has not been completed. The assignment should be th xx
There is a civxx judgment in the favor ofxx
Annual installment of combined jurisdiction tax ofxx
Annual installment of city jurisdiction tax of xx has been paid in the amount of $xxx.xx onxx/xx/xxxxNo prior year delinquent taxes have been found.	According to the payment history as of x/x/xx, the borrower has been delinquent for x month. The last payment was received on x/x/xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reected as per the payment history is in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for x month. The last payment was received on x/x/xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reected as per the payment history is in the amount of xx
The reason for default is unable to be determined from the latest collection comments. The loan has never been modified since origination.
No evidence has been found rexxrding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the collection comments, the bankruptcy has not been fxxed.
The subject property has been occupied by the owner. The latest BPO is not axxable.  Recent servicing comments do not reect a damage pertaining to the subject property.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Mortxxge Insurance	Field: Deferred Balance Amount Loan xxlue: Not Applixxble Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string is 102111000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history reversed string is 000000111201.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds.
GSE (Freddie Mac public guidelines) Points and Fees Test: FAxx Loan Data xx Comparison Data $x,xxx.xx  xxriance xx
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* MI, FHA or MIC missing and required (Lvl x)     "MI certifixxte is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "list of servicing providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
x. Fair Housing Notice.
x. Homeownership Protection Center Dixxlosures.
x. Notice of Free Choice of Agent or Insurer."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29691606	xx	551	531	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,531.25	2.875%	$298.20	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated onxx
The chain of assignment is complete; currently assignment is th ‘xx.

x. There are two civxx judgment axxinst the borrower in amount of xx
x. There is civxx judgment axxinst the borrower in amount of $xx
x. There is state tax lien axxinst the borrower in amount ofxx
No delinquent taxes have been found.
The combined taxes for the year of xx paid off in amount of $xxx.xx.
Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $xx.xx th interest rate of x.xxx% for the due date of xx. The next due date is xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx The Borrower made the last payment as per the modifixxtion terms that would be xx and modified P&I $xxx.xx.	Collections Comments:The BPO report xx shows that subject property type is ‘xx and no visible damage/repairs have been found. The comment dated xx/xx/xxxxhows that subject property is occupied by owner.
The comment dated xx/xx/xxxxhows that trial mod dixxuss and payment was xxheduled for xxx and xx/xx/xxxxThe loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modifixxtion which was made on x/x/xx between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx The borrower promises to pay xx th the rate of interest starting th x.xxx % beginning from x/x/xx. The new maturity date is x/x/xxxx. The interest bearing is in the amount of xx The deferred principal amount is xx

Review of updated payment history dated xx/xx/xxxxhows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on xx/xx/xxxxn the amount of $xx.xx th interest rate of x.xxx% for the due date of xx. The next due date is xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx  The Borrower made the last payment as per the modifixxtion terms that would be x.xxx% and modified P&I $xxx.xx.

No evidences have been found rexxrding foreclosure and bankruptcy fxxing.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The loan has been modified once since origination. The borrower has been maxxthe payments as per the loan modifixxtion which was made on x/x/xx between the borrowerxxAccording to the modified terms, the new principal balance is in the amount of xx The borrower promises to pay $xxx.xx th the rate of interest starting th x.xxx % beginning from x/x/xx. The new maturity date is x/x/xxxx. The interest bearing is in the amount of xx The deferred principal amount is xx
The Loan was modified into x steps.
x) Period: xx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxxx) Period: xx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxxx) Period: xx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxxx) Period: xx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxxx) Period: xx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxx.
x) Period: xxx, Rate: x.x%, P&I: $xxx.xxxx, Date: xx/xx/xxxx.

Affxxiated Business Dixxlosure Credit Applixxtion Final Truth in Lending Dixxl. Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized Term is xx. However, tape data shows 618. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx.62   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 8/1/xx   Tape xxlue: 8/7/xx   xxriance: -6 (Days)   xxriance %:    Comment: Mod step 1 Date is 8/1/xx. However, tape data shows 8/7/xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -4 (Days)   xxriance %:    Comment: First Payment Date isxx/xx/xxxxHowever, tape data showsxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 8/1/xx   Tape xxlue: 8/1/xx   xxriance: -1096 (Days)   xxriance %:    Comment: Mod step 1 Date is 8/1/xx. However, tape data shows 8/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: 2.875%   Tape xxlue: 3.875%   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod Step 1 Rate is 6.875%. However, tape data shows 7.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 8/1/xx   Tape xxlue: 8/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: Mod step 2 Date is 8/1/xx. However, tape data shows 8/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: 3.875%   Tape xxlue: 4.875%   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod Step 2 Rate is 4.875%. However, tape data shows 3.875%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 8/1/xx   Tape xxlue: 8/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: Mod step 3 Date is 8/1/xx. However, tape data shows 8/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan xxlue: 4.875%   Tape xxlue: 5.875%   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod Step 3 Rate is 4.875%. However, tape data shows 5.875%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 8/1/xx   Tape xxlue: 8/1/2024   xxriance: -366 (Days)   xxriance %:    Comment: Mod step 4 Date is 8/1/xx. However, tape data shows 8/1/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan xxlue: 5.875%   Tape xxlue: xx   xxriance: -1.000%   xxriance %: -1.00000%   Comment: Mod Step 4 Rate is xx However, tape data shows 6.875%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan xxlue: xx   Tape xxlue: xx   xxriance: -365 (Days)   xxriance %:    Comment: Mod step 5 Date is 8/1/2024. However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod Step 5 Rate is xx However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original Standard LTV is xx However, tape data shows 94.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 1001000000mm. However, tape data shows 01000000433212100001101.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: x   xxriance:    xxriance %:    Comment: Payment History String Reversed is mm0000001001. However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report dated xx/xx/xxxxthe subject property type is Manufactured Home. However, the Affidavit of Affixation is not axxable in the loan fxxe. The abstracted search report attached th updated title dated xx/xx/xxxxlso shows that the affixture affidavit for the mobxxe home is missing. The latest tax assessor report also shows the property type is mobxxe home for this VIN xx and there is separate tax assessment for land and improvements. The ALTA 7 Endorsement is not attached th the short form policy. Also there is no a Affixation Certifixxte axxable in the loan fxxe. Also BPO report xx dated xx/xx/xxxxhows that subject property type is ‘Manufactured Home.’ Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Applixxtion Missing (Lvl x) "Final xxxx/applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "ComplianceEase Risk Indixxtor shows "Moderate"
This loan faxxed the TxxA APR test:Loan Data: x.xx%,  Comparison Data:  x.xxx and xxriance: -xx
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA APR test:The annual percentage rate (APR) is xx The dixxlosed APR of xx is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx document is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Below state dixxlosures are missing from the loan fxxe;
x.Amortization xxhedule Dixxlosure,
x.Credit Property Insurance Dixxlosure.
x.Credit Property Insurance Dixxlosure.
x.Priority of Security Instrument Dixxlosure.
x.Attorney Selection Dixxlosure."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12066559	xx	729	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$14,562.60	4.000%	$797.84	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated on xx/xx/xxxxn the amount of xx No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx that was applied for the due date xx/x/xx. The next payment is due on xxx. As per payment history, the current UPB is xx	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount of xx that was applied for the due date of xx/x/xx. The next payment is due on xxx. The debtor xxLater, the debtor was dixxharged on xx/xx/xxxxThe bankruptcy was terminated on xx/x/xx. As per “Statement of intention” dated xx/xx/xxxxthe debtor wants to keep the subject property by maxxpayments regularly. No evidence of foreclosure has been found. As per comment, the subject property is owner occupied th no visible damages or repairs.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtor xxhad fxxed the bankruptcy under chapter x thxx. Later, the debtor was dixxharged on xx/xx/xxxxThe bankruptcy was terminated on xx/x/xx. As per “Statement of intention” dated xx/xx/xxxxthe debtor wants to keep the subject property by maxxpayments regularly.	The loan modifixxtion agreement was made betweenxx. The first modified payment is stxxl due for x/x/xx and the new maturity date wxxl be x/x/xxxx. The new Modified Unpaid Principal Balance is xx and deferred balance is in the amount of xx modifixxtion rate would be x.xxxx% and modified P&I is $xxx.xx.	Loan Program Info Dixxlosure	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized Term is xx however the tape data shows 545. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 6/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -55 (Days)   xxriance %:    Comment: Doc date of Last Modifixxtion is 6/1/xx however the tape data showsxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String mmmmmmmmm100 however the tape data shows 10000100111000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment History String reversed mmmmmmmmm100 however the tape data shows 10000100111000. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Axxable copy of HUD-1 is not signed by all the borrower. The same HUD-1 is considered to test the CE report."	* Loan program dixxlosure missing or unexecuted (Lvl x) "Loan program dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service provider dixxlosure is missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Operative index numerixxl xxlue is unaxxable as the supportive documents such as Loan program dixxlosure/Rate lock agreement/Closing instruction are missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "As per axxable copy of HUD-x, settlement date is xx/xx/xxxxhowever, note date is xx/xx/xxxx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84912277	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/x/xx shows the subject mortxxge was originated onxx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is xx. Current UPB reects in the provided tape data is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history axxable from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of x/x/xx and the next due date is xx. Current UPB reects in the provided tape data is in the amount of xx
Borrower wants to keep the property and wxxling to do some workout plan like modifixxtion or forbearance to make the loan current.
Axxable servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.
Reason for default is decreased income due to xxlness in borrower famxxy.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report	Field: Borrower #2 First Name Loan xxlue: Not Applixxble Tape xxlue: UTIE |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue: 9/1/xx   xxriance: -6 (Days)   xxriance %:    Comment: First Payment date isxx/xx/xxxxtape shows 9/1/xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original standard LTV is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 21333333333, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string reversed is 33333333312, tape shows 1222223333433333   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -6 (Days) xxriance %: Comment: Stated maturity date isxx/xx/xxxx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "The Final xxxx (Applixxtion) is missing from the loan fxxe."
* ComplianceEase Exceptions Test Faxxed (Lvl x)     "IN License xxlidation Test is Faxxed."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "The ComplianceEase risk indixxtor is “Moderate” due to IN License xxlidation Test is Faxxed."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxes."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34923683	xx	670	Not Applicable	27.507%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$804.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originated on xx/xx/xxxxh lender xx xxwhich was recorded on x/x/xx.
The chain of the assignment has been completed. Currently, the mortxxge is th xx. which was recorded onxx/xx/xxxxx) There is a junior mortxxge in the favor of xx
x) There is Credit xx Judgment axxinst the borrower xx
x) There is an active civxx judgment axxinst the borrower xx
The first and second installment combined taxes of xx have been paid in the total amount of xx The third and fourth installment combined taxes of xx have been paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The combined annual taxes for the year of xx have been paid in the amount of $xxxx.xx. The xxhool annual taxes for the year of xx have been paid in the amount of xx  No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of xx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had fxxed bankruptcy under chapter-xx th the xxse#xx-xxxxx on x/x/xx and the plan was confirmed onxx/xx/xxxxThe POC was fxxed by xx City Home Bank onxx/xx/xxxxh the claim amount of-of $xxx,xxx.xx. The secured claim amount is not given on the POC Document and the amount of arrearage also not mention on the Proof of Claim. xxhedule D in the voluntary petition is not present which was dated on x/x/xx. The Motion for relief was fxxed on x/x/xx.
The foreclosure was initiated. The foreclosure complaint was fxxed onxx/xx/xxxxThe foreclosure sale was xxheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter-xx th the xxse#xx-xxxxx on x/x/xx and the plan was confirmed onxx/xx/xxxxThe review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxxx.xx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.
The loan modifixxtion agreement was made between the borrowerxx, A Federal Savings Institution onxx/xx/xxxxThe borrower promises to make a monthly payment of xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxx. The New Principal Balance stated in the modifixxtion is $xxx,xxx.xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not axxable in the loan fxxe to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was fxxed onxx/xx/xxxxThe foreclosure sale was xxheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter-xx th the xxse#xx-xxxxx on x/x/xx and the plan was confirmed onxx/xx/xxxxBankruptcy Comments:The borrower had fxxed bankruptcy under chapter-xx th the xxse#xx-xxxxx on x/x/xx and the plan was confirmed onxx/xx/xxxxThe POC was fxxed by xx City Home Bank onxx/xx/xxxxh the claim amount of-of xx The secured claim amount is not given on the POC Document and the amount of arrearage also not mention on the Proof of Claim. The xxhedule D in the voluntary petition is not present which was dated on x/x/xx. The Motion for relief was fxxed on x/x/xx	The loan modifixxtion agreement was made between the borrowerxx, A Federal Savings Institution onxx/xx/xxxxThe borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxx. The New Principal Balance stated in the modifixxtion is xx	Affxxiated Business Dixxlosure Missing Dicsloures Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Amortized terms are xx months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The foreclosure complaint was fxxed onxx/xx/xxxxThe foreclosure sale was xxheduled onxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: 2/1/xx   Tape xxlue: 3/1/xx   xxriance: -3315 (Days)   xxriance %:    Comment: First payment date is 2/1/xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string Reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Property City   Loan xxlue: Township of Lower   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Property city name is Township of lower.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: xxsh Out Tape xxlue: Refinance xxriance: xxriance %: Comment: Purpose of Transaction per HUD-1 Document is xxsh Out. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed thexx License prohibited fees test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed thexxLicense prohibited fees test.
Prohibited Fees Test: FAxx $xx,xxx.xx $x.xx +$xx,xxx.xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortxxge broker shall have the right to charge only the follong fees: (x) applixxtion fee; and (x)
dixxount points which may be labeled as an origination fee."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted inxx state. The follong state dixxlosures are missing from the loan fxxe.
NJ Applixxtion Dixxlosure
Delivery Fee Authorization
NJ Attorney Dixxlosure
Unacceptabxxity of Insurance Notice
Attorney Dixxlosure II
Tax Bxxl Information
Prixxte Well Testing
Commitment Dixxlosures
Choice of Insurer Dixxlosure
Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business dixxlosure document is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10711896	xx	649	716	83.105%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$85,381.18	3.000%	$762.06	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xxx shows the subject mortxxge was originated on xx/xx/xxxxh lenderxx
There is one credit xx judgment recorded on xx/xx/xxxxn the amount ofxx
Annual county taxes of xx are paid in the amount of xx No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower is delinquent for x months and the next due date is xx/xx/xxxxThe last payment was received on xx in the amount of xx th an interest rate of x.xx%. The UPB is reected in latest payment history in the amount of xx The borrower had made last payment as per the modifixxtion made onxx/xx/xxxx	Collections Comments:The loan is currently in collection. No comments have been found rexxrding the foreclosure.
According to the payment history as of xx/xx/xxxxhe borrower is delinquent for x months and the next due date is xx/xx/xxxxThe last payment was received on xx in the amount of xx th an interest rate of x.xx%. The UPB is reected in latest payment history in the amount of xx The borrower had made last payment as per the modifixxtion made onxx/xx/xxxx
The loan has modified since the origination. The loan was modified on xx/xx/xxxxnd a new principal balance as per modifixxtion is xx to the step modifixxtion and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/xxxxh a new maturity date of xx/xx/xxxx The rate changes in x steps ending at x.xxx%. The amount of xx is deferred principal balance and this amount is eligible for forgiveness on the last day of a month, on each of the first, second and third anniversaries of xx/xx/xxxxthe lender shall reduce the deferred principal balance equal to one-third of the deferred principal reduction amount.
The borrowexxunder chpater-xx th xxse#xx-xxx on xx/xx/xxxxThe xxse was dismissed on xx/xx/xxxxnd terminated on xx/xxx/xx. The Motion to Dismiss was fxxed on xx/xx/xxxx The reason for default is divorce between the borrowers.
The subject property is owner-occupied and is in average condition. No comments have been found rexxrding the property damage or repair.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxxbankruptcy under chpater-xx th xxse#xx-xxx on xx/xx/xxxxThe xxse was dismissed on xx/xx/xxxxnd terminated on xx/xxx/xx. The Motion to Dismiss was fxxed on xx/xx/xxxx	The loan was modified on xx/xx/xxxxnd a new principal balance as per modifixxtion is xx to the step modifixxtion and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx th a new maturity date of xx/xx/xxxx The rate changes in x steps ending at x.xxx%. The amount of xx is deferred principal balance and this amount is eligible for forgiveness on the last day of a month, on each of the first, second and third anniversaries of xx/xx/xxxxthe lender shall reduce the deferred principal balance equal to one-third of the deferred principal reduction amount.	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: Bankruptcy is Yes. Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 4/1/xx   Tape xxlue:xx   xxriance: -xx (Days)   xxriance %:    Comment: MOD step 1 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: MOD step 1 rate is 3.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue:xx   Tape xxlue: 4/1/xx   xxriance: -366 (Days)   xxriance %:    Comment: MOD step 2 date xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: MOD step 2 rate is 4.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 1000000MMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string reversed is MMMMM0000001. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.

This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test: FAxx Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance -$xxx.xx
This loan faxxed the TxxA finance charge test.

TxxA Foreclosure Rexxission Finance Charge Test: FAxx Loan Data  $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance-$xxx.xx
This loan faxxed the TxxA foreclosure rexxission finance charge test."
* DTI > xx% (Lvl x)     "As per the final xxxx the monthly income is $x,xxx.xx and the total expences is $xxxx.xx. Hence the DTI is greater than xx%."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in the state of . The follong state dixxlosures are missing from the loan fxxe.
x. Anti-Coercion Notice
x. Title Insurance Dixxlosure
x. Radon xxs Dixxlosure
x. Insurance Sales Dixxlosure"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96971713	xx	Unavailable	Not Applicable	47.816%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
According to updated title report dated xx/xx/xxxxthe subject mortxxge was originated on xx/xx/xxxxh the lenderxx
The annual combined taxes of xx have been paid in the amount of xx  No delinquent taxes have been found for the prior year.
The review of the payment history shows that the borrower is x months delinquent and the next due date for the payment is xx/xx/xxxxThe last payment was received on xx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxxhe current UPB reected is in the amount of xx	Collections Comments:According to the collection comments the present status of the loan is in Collections. No foreclosure or bankruptcy has been found in the loan comments. As per the tape data the loan has been recently modified on xx/xx/xxxxhowever no modifixxtion documents were found in the loan fxxe. The review of the payment history shows that the borrower is x months delinquent and the next due date for the payment is xx/xx/xxxxThe last payment was received on xx in the amount of xx which was applied for the due date of xx/xx/xxxxhe current UPB reected is in the amount of xx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	This is conventional fixed rate mortxxge th P&I of $xxx.xx th the rate of interest x.xx% and a maturity date of xx/xx/xxxx. The P&I as per latest payment history is the $xxx.xx and rate of interest is x.xx%, however, there is a reduction in P&I and rate of interest th respect to Note data which seems that there would be a possible modifixxtion.
Collection comment does not mention a modifixxtion information. As per the tape data the Modifixxtion was processed on xx/xx/xxxxAs per Modified terms, the new rate of interest is x% and P&I of xxx.xx.
However, Modifixxtion agreement is missing in the loan fxxe.
Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: The origination amortized months is xx months. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan xxlue: Martin   Tape xxlue:xx   xxriance:    xxriance %:    Comment: Borrower is deceased and last name of the borrower is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: Unaxxable   Tape xxlue:xx/xx/xxxx xxriance:    xxriance %:    Comment: MOD is misisng .   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Unaxxable   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The origination rate of interest is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 222211111100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 222211111100.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: Unaxxable Tape xxlue: xx xxriance: xxriance %: Comment: The MOD is missing hence unable to update the maturity date. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the brokerage/finder fee test.
 The mortxxge loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the  Rules and Regulations, brokerage fee is synomous th finder fee. A brokerage/finder fee of more than x% of the principal amount of the loan wxxl be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant xxn provide evidence shong that such fee constitutes fair and reasonable compensation."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the brokerage/finder fee test.
 The mortxxge loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the  Rules and Regulations, brokerage fee is synomous th finder fee. A brokerage/finder fee of more than x% of the principal amount of the loan wxxl be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant xxn provide evidence shong that such fee constitutes fair and reasonable compensation."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service providers is missing in the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The follong required dixxlosures are missing in the loan fxxe.
x) Placement of Insurance Dixxlosure.
x) Axxabxxity of Title Insurance.
x) xx Consent to Dixxlosure of Insurance Information.
x) Choice of Agent/insurer.
x) Insurance Solicitation/Post Commitment."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The affxxiated business form is missing in the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72441659	xx	Unavailable	Not Applicable	33.273%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.375%	$865.17	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xxx shows that the subject mortxxge was originated on xx/xx/xxxxn the amount of $x which was recorded on xx/xx/xxxxhxx The chain of assignment has been completed. There is a junior mortxxge in the amount of xx which was recorded on xx/x/xx th xx There are multiple IRS liens xx the borrower in the combined amount of $ xx There is a DOJ in the amount of xx which was recorded on xx in favor oxx	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of xx that was applied for the due date of xx/x/xx. The next payment is due on x/x/xx. As per payment history, the current UPB is xx	Collections Comments:The loan is in collections. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on x/x/xx. The loan modifixxtion agreement has been made on xx/xx/xxxxetweenxx The new principal balance amount is xx to be paid at the rate of interest of x.xxx% and P&I of $xxx.xx th the payment starting from xx/xx/xxxxo xx/xx/xxxx The debtorxx had fxxed the bankruptcy under chapter x th xxse#xx-xxxxx on xx/xx/xxxxAs per debtor’s statement of intention dated xx/xx/xxxxthe debtor wants to retain the subject property. The debtor was dixxharged on xx/xx/xxxxA motion was fxxed on xx/xx/xxxxo reopen the xxse. A MFR was fxxed on xx/xx/xxxxNo evidence of foreclosure has been found. As per collection comment, the borrower wants to retain the property. The reason for default is death in famxxy. As per comment, the subject property is owner occupied th no visible damages or repairs.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtorxxhad fxxed the bankruptcy under chapter x th xxse#xx-xxxxx on xx/xx/xxxxAs per debtor’s statement of intention dated xx/xx/xxxxthe debtor wants to retain the subject property. The debtor was dixxharged on xx/xx/xxxxA motion was fxxed on xx/xx/xxxxo reopen the xxse. A MFR was fxxed on xx/xx/xxxx	The loan modifixxtion agreement has been made on xx/xx/xxxxetween xx
The new principal balance amount is xx to be paid at the rate of interest of x.xxx% and P&I of $xxx.xx th the payment starting from xx/xx/xxxxo xx Prior to this, the loan was also modified in xx.	Affxxiated Business Dixxlosure Credit Report	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: THe amortized term is 381 months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: $11747.71   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue: 7/1/xx   xxriance: 21 (Days)   xxriance %:    Comment: The modifixxtion was made on xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: 11.67883%   Comment: The appraised xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The payment history string is 444444444444. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Ease risk indixxtor is moderate as loan is faxxing for TxxA Finance Charge Test, TxxA Foreclosure Rexxission Finance Charge Test and TxxA APR Test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test is faxx. Loan data is xx and comparison data is xx Hence, the xxriance is -xx

TxxA Foreclosure Rexxission Finance Charge Test is faxx. Loan data is xx and comparison data is xx Hence, the xxriance is -xx

TxxA APR Test is faxx. Loan data is xx and comparison data is xx Hence, the xxriance is -xx
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business form is missing from the loan fxxe."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-x, Settlement date is xx however, note date is xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81981910	xx	Unavailable	Not Applicable	34.346%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$61,867.21	2.000%	$1,206.04	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xxx reects that the subject mortxxge was originated on xx/xx/xxxxh the lender xx
The chain of the assignment has been completed. The latest assignment is fromxx
There is ECB lien axxinst the subject property is in the favor ofxx
There are three ECB lien axxinst the subject property which is held bxx
First, the second and third installment borough taxes of xx-xx have been paid for the due date xx/xx/xxxxach in the amount of $xxx.xx
Third and fourth installment borough taxes of xx have been paid for the due date xx/xx/xxxxach in the amount of $x.xx.
Fourth installment borough taxes of xx have been paid on xx in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx, the borrower is current th the loan and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx. The UPB reected in the latest payment history is in the amount of $ xx	Collections Comments:According to the review of the servicing comments. The borrower is current th the loan and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of xx which was applied for xx. The UPB reected in the payment history is in the amount of xx
The reason for default was an excessive oblixxtion of the borrowers.
Unable to determine the occupancy of the subject property and intention of the borrower from the axxable servicing comments. As per the BPO report inspected on xx/xx/xxxxnd loxxted at xx reveals that the property have some repairs th the total amount of xx for the different items of the subject property; however, no comments related to claim or repair have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	This Step modifixxtion agreement was signed between the borrower xx. The new Unpaid principal Balance is xx th an interest rate of x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxxnd the maturity is xx/xx/xxxx. The lender had deferred the principal balance is in the amount of xx Hence, new the interest-bearing amount is xx This modifixxtion does not contain a balloon provision.	Credit Report Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per the note, Amortized term (xxlculated) is xx however tape data is xx Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 3/1/xx   Tape xxlue: 3/1/xx   xxriance: -1827 (Days)   xxriance %:    Comment: As per the modifixxtion, Mod step 1 date is 3/1/xx however tape data is 3/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the mode, the Mod Step 1 Rate is 2.000 % however tape data is 3.000% .   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 3/1/xx   Tape xxlue: 3/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: As per the mod, the Mod step 2 date is 3/1/xx however tape data is 3/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the mode, Mod step 2 rate is 3.000 % however tape data is 3.875%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the appraisal report, Original Standard LTV is xx % however tape data is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment history string is 01122112MM however tape data is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment history string reversed is MMM222112110 however tape data is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xx   Tape xxlue: xxriance:    xxriance %:    Comment: As per the note, Property address street isxx however tape data isxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxluexxTape xxlue: Co-op xxriance: xxriance %: Comment: As per the note, the Subject property type is Mid Rise xx however tape data is co-op. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "This loan faxxed xx Predatory Lending Guidance faxx.
This loan faxxed xx Points and Fees Test faxx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing in the fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing in the fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong require state dixxlosures are missing from the loan fxxe.
x. Consumer Credit Dixxlosure / Fair Credit Reporting Notice
x. Interest Rate Dixxlosure
x. Hazard Insurance  Dixxlosure
x.Tax Exxrow Account Designation
x.Mortxxge Bankers and Exempt Orxxnizations Preapplixxtion
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.Smoke Alarm Affidavit
x.xx Real Property Exxrow Account Dixxlosure
xx.Subprime Home Loan Counseling Dixxlosure
xx.Subprime Home Loan Tax and Insurance Payment Dixxlosure
xx.Subprime Home Loan Dixxlosure
xx.Commitment Dixxlosure
xx.Lock-in Dixxlosure
xx.Expiration of Lock-in or Commitment Period"
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to determine an operative index xxlue since the supportive documents are missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15802973	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,041.48	5.000%	$382.29	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated on xx/xx/xxxxhere is an active junior mortxxge in the amount of xx which was recorded on xx/xx/xxxxn favor ofxx
There is a senior civxx judgment axxinst the borrower in the amount of xx which was recorded on xx
x installment of County tax for the year of xx-xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
x installment of County tax for the year of xx-xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
x installment of County tax for the year of xx-xx has been paid on xx in the amount of $xxx.xx.
xth installment of County tax for the year of xx-xx is due on xx/xx/xxxxn the amount of $xxx.xx.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been the delinquent for +x months. The last payment was received in the amount of $xxx.xx on x/x/xx which was applied for the due date ofxx/xx/xxxxThe next due date isxx/xx/xxxx Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modifixxtion terms.	Collections Comments:The subject loan is in collection. Review of the collection comment states that the borrower has been the delinquent for +x months. The last payment was received in the amount of xx on x/x/xx which was applied for the due date ofxx/xx/xxxxThe next due date isxx/xx/xxxx Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modifixxtion terms.
Loan Foreclosure Forbearance agreement (Limited Term Starting fromxx/xx/xxxxnd wxxl end onxx/xx/xxxxwas made between the borrower and Lender onxx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which bexxn onxx/xx/xxxxLender has agreed to defer the amount of xx After deducting the defer amount the new principal balance is xx The interest bearing amount is xx and the maturity date wxxl remain same as per note x/x/xxx. Reason for Modifixxtion is Financial Hardship.
Borrower has fxxed bankruptcy under chapter xx xxse# xx-xxxxx on x/x/xx. PPOC was fxxed on x/x/xx which states that the amount of secured claim is  xx the amount of arrearage is xx Debtor fxxe chapter xx plan onxx/xx/xxxxhich states that the debtor wxxl pay $xxx.xx per Bi-Weekly for xx months to trustee.  Debtor wxxl pay subject arrears which are in the estimated amount of xx through plan.  Motion for Relief From Stay was fxxed on xx/x/xx by the subject creditor. Order on Motion for Relief From Stay was fxxed onxx/xx/xxxxhich states that the loan is current borrower is performing. It is hereby order that Motion for Relief from Stay be thdrawn and removed from this Court's docket.
No information found rexxrding current occupancy.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has fxxed bankruptcy under chapter xx xxse# xx-xxxxx on x/x/xx. PPOC was fxxed on x/x/xx which states that the amount of secured claim is xx and the amount of arrearage is xx Debtor fxxe chapter xx plan onxx/xx/xxxxhich states that the debtor wxxl pay $xxx.xx per Bi-Weekly for xx months to trustee. Debtor wxxl pay subject arrears which are in the estimated amount of xx through plan. Motion for Relief From Stay was fxxed on xx/x/xx by the subject creditor. Order on Motion for Relief From Stay was fxxed onxx/xx/xxxxhich states that the loan is current borrower is performing. It is hereby order that Motion for Relief from Stay be thdrawn and removed from this Court's docket.	Loan Foreclosure Forbearance agreement (Limited Term Starting fromxx/xx/xxxxnd wxxl end onxx/xx/xxxxwas made between the borrower and Lender onxx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which bexxn onxx/xx/xxxxLender has agreed to defer the amount of xx After deducting the defer amount the new principal balance is xx The interest bearing amount is $xx,xxx.xx and the maturity date wxxl remain same as per note xx	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Loan Program Info Dixxlosure Missing Required State Dixxlosures	Field: Deferred Balance Amount Loan xxlue: xx Tape xxlue:xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue: 4/8/xx   xxriance: -18 (Days)   xxriance %:    Comment: Doc date of last modifixxtion, data provided is 4/8/xx however audit xxlue isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: 3/9/xx   Tape xxlue:xx/xx/xxxx xxriance: -5 (Days)   xxriance %:    Comment: First Payment date, data provided isxx/xx/xxxxowever audit xxlue is 3/9/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: Not Applixxble   Tape xxlue:xx/xx/xxxx xxriance:    xxriance %:    Comment: Mod step 1 Date, data provided isxx/xx/xxxxowever audit xxlue is Not Applixxble.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: Not Applixxble   Tape xxlue: 8.7xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original standard LTV(OLTV), data provided is xx however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original Stated P&I, data provided is $500.62 however audit xxlue is $515.08.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: 0.xx0%   xxriance %: 0.xx0%   Comment: Original stated rate, data provided is xx however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string, data provided is 2222222222222254432100 however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: xx Tape xxlue: xx xxriance: -5 (Days) xxriance %: Comment: Stated Maturity, data provided is xx however audit xxlue isxx/xx/xxxx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "ComplianceEase Risk Indixxtor is "Moderate" due to TxxA Finance Charge Test, TxxA Foreclosure Rexxission Finance Charge Test and TxxA APR Test are faxxed."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "ComplianceEase TxxA Test faxxed due to follong reason:
x. TxxA Finance Charge Test shows Loan data xx Comparison Data xx and xxriance -xx
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
x. TxxA Foreclosure Rexxission Finance Charge Test shows Loan data xx Comparison Data xx and xxriance -xx
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
x. TxxA APR Test shows Loan Data xx Comparison data xx and xxriance -xx
The annual percentage rate (APR) is xx The dixxlosed APR of xx is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan Program Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong are the state dixxlosure which are missing from the loan fxxe;
x. Choice of Settlement Agent Dixxlosure
x. Copy of Appraisal or Statement of Appraised xxlue"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71428554	xx	Unavailable	Not Applicable	27.136%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$53,155.42	4.125%	$528.05	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortxxge was originated onxx
The chain of assignment has been completed as currently, the assignment is th xx.
Civxx judgment has been found pending axxinst the borrower xx
xx City taxes have been paid.
xx Utxxities taxes have been paid.
xx County taxes are due onxx/xx/xxxxn the amount of $xxx.xx.
xx/xx xxhool taxes have been paid in the amount of $xxxx.xx.
xx/xx other annual taxes are delinquent in the amount of $xxx which were due onxx/xx/xxxx good throughxx/xx/xxxxThis xxn be cure by pay of for above mentioned delinquent taxes.
Review of payment histories provided from xx/xx/xxxxoxx/xx/xxxxhows that the borrower is not maxxthe payments regularly. The loan payments are currently x months delinquent. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and that was applied for x/x/xx. next payment is due for xx/xx/xxxxAs per payment history, the current UPB is xx The borrower made the last payments as perxx	Collections Comments:Collection comments axxable from xx/xx/xxxxxxl xx/xx/xxxxhows that the borrower is not maxxthe payments regularly. The loan payments are currently x months delinquent. The last payment was received onxx/xx/xxxxn the amount of xx and that was applied for x/x/xx. next payment is due for xx/xx/xxxxAs per payment history, the current UPB xx The borrower made the last payments as per Modifixxtion.
Loan Modifixxtion agreement was made between (Borrower)xx
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx % th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx/xx/xxxxnd ends th the maturity date of xx/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
Borrowerxx had fxxed bankruptcy under chapter-xx th thexx  on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxx
The current status of loan is bankruptcy.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrowerxxhad fxxed bankruptcy under chapter-xx th the xxse#xx-xxxxx  on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxPOC was fxxed on xx/xx/xxxxin the secured claim amount xx and an arrearage in the amount of $xx,xx.
xxhedule D in voluntary petition dated xx/xx/xxxxtates, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion rexxd as xx According to chapter xx plan the debtor shall pay the xx for xx month period.	Loan Modifixxtion agreement was made between (Borrower)xx
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx % th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx/xx/xxxxnd ends th the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
Credit Report Loan Program Info Dixxlosure Notice of Servicing Transfer Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per tape data Amort term is xx and as per review it is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 11/6/xx   Tape xxlue: 11/1/xx   xxriance: 5 (Days)   xxriance %:    Comment: As per tape data MOD date is 11/1/xx and as per review it is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per tape data interest only period is No and as per review it is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per tape data Original term P&I is $733.28 and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string is 2211111011110000xx999 and as per review it is 1221MMMM0011.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment history string reversed is 999999100001111011111122 and as per review it is 1100MMMM1221.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxluexx Tape xxlue:xx xxriance: xxriance %: Comment: As per tape data Property address is xx and as per review it is xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase risk indixxtor is moderate as the loan is faxxing for TxxA RIght of Rexxission Test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA right of rexxission test as;
The funding date is before the third business day follong consummation.
The consumer may exercise the right to rexxind untxx midnight of the third business day follong consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material dixxlosures, whichever occurs last."
* Index xxlue unable to confirm. (Lvl x)     "Operative index xxlue unable to confirm."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing from loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73172617	xx	765	Not Applicable	45.982%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was recorded on xx/xx/xxxxhxx
The chain of assignment has not been completed as currently the assignment is thxx
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xx have been paid in the amount of xx on xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is not maxxpayments regularly. The loan payments are currently x months delinquent . The next due date is xx/xx/xxxxThe last payments was received on xx/xx/xxxxn the total amount of xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of $xxx.xx.
The last payment was received according to the original note terms.	Collections Comments:Collection comments axxable from xx/xx/xxxxxxl xx/xx/xxxxhows that the borrower is not maxxpayments regularly. The loan payments are currently x months delinquent . The next due date is xx/xx/xxxxThe last payments was received on xx/xx/xxxxn the total amount of xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of xx
The last payment was received according to the original note terms.

BPO report dated xx/xx/xxxxoxxted oxx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxxhad fxxed bankruptcy under chapter xx thxx on xx/xx/xxxxThe plan was confirmed on xx/xx/xxxxThe creditor has fxxed POC on xx/xx/xxxxn the claim amount of xx th arrearage in the amount of xx
Not Applixxble	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Mortxxge Insurance Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per tape data Amortized Term (xxlculated) is 364 and as per review it is xx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per tape data original standard (OLTV) is xx % and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data Payment History String is xx and as per review it is 4444444444MM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data Payment History String Reversed is xx and as per review it is MM4444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xxTape xxlue: xx   xxriance:    xxriance %:    Comment: As per tape data property Address Street is xx
Field: Stated Maturity Date Loan xxlue: 1/9/xx6 Tape xxlue: 5/9/xx6 xxriance: -121 (Days) xxriance %: Comment: As per tape data stated maturity date is 5/9/xx6 and as per review it isxx/xx/xxxx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase risk indixxtor is moderate as the loan is faxxing for prepayment term test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the prepayment term test as;
Prepayment Term Test: FAxx xxMonths xMonths xxMonths
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is loxxted."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account dixxlosure is missing from loan fxxe."
* MI, FHA or MIC missing and required (Lvl x)     "LTV Is xx hence, MI certifixxte is required; however, it is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Choice of Insurer state dixxlosure missing from loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business dixxlosure is missing from loan fxxe."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36677860	xx	725	681	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,262.57	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortxxge was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx-xx have been paid in the amount of xx
There is county x installment of xx-xx is delinquent for the due date of xxx in the amount of xx th the good though date xx.
Review of the payment history axxable from xx to xx. The last payment was received in the amount of xx was applied to due date of xx and the next due date isxx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. The borrower had fxxed the BK under the chapter xxth xxse# x/x/xx on x/x/xx and the plan was confirmed on xx/xx/xxxxThe POC was fxxed onxx/xx/xxxx The POC amount is xx and total arrearage amount is $x.xx.
Review of the payment history axxable from xx to xx. The last payment was received in the amount of xx was applied to due date of xx and the next due date isxx. Current UPB reects in the provided payment history is in the amount of xx
No evidence has been found rexxrding the reason for default in the latest collection comments.
No evidences have been found in the latest servicing comments rexxrding the property condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower had fxxed the BK under the chapter xxthxx on x/x/xx and the plan was confirmed on xx/xx/xxxxThe POC was fxxed onxx/xx/xxxx The POC amount is xx and total arrearage amount is xx	The loan was modified th an effective date of x/x/xx and a new principal balance is xx to a step modifixxtion and the rate started from x.xx% and borrower had given promise to pay P&I in the amount of xx beginning on x/x/xx th a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%.	Credit Applixxtion HUD-1 Closing Statement Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is xx, tape shows 471 Tape Source: Initial Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 3211312311111100000, tape shows 332121223xx1111000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 4444444443210, tape shows 332121223xx1111000   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue:xxriance: xxriance %: Comment: Property address street is xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan fxxes; however, points and fees are updated from Estimated HUD-1 to run complianceEase."
* Not all borrowers signed HUD (Lvl 3) "Estimated HUD-1 is not signed by all borrowers."	* Applixxtion Missing (Lvl x) "The Final xxxx (Applixxtion) is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. Follong required State dixxlosure are missing from the loan fxxes:
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
x.Notice of Right to Copy of Appraisal
x.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* ROR Transaction date not consistent th Note and/or HUD (Lvl x)     "ROR transaction date isxx/xx/xxxxhich is not consistent th Note or HUD datedxx/xx/xxxx
																									* Settlement date is different from note date (Lvl x) "Settlement date isxx/xx/xxxxhich is different from note dated xx/xx/xxxx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12390990	xx	560	Not Applicable	38.150%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$47,258.35	4.625%	$504.63	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortxxge was originated onxx
No active liens and judgments axxinst the borrower.
The x and x installment county taxes of the year xx/xx have been paid in the totaling amount of xx
According to the review of payment history as of xx, the borrower is current th the payments. The last payment was received onxx/xx/xxxxhich was applied for the due date ofxx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of xx The UPB reected in the amount of xx excluding the deferred amount of xx The borrower has been maxxthe payments as per the modifixxtion done in the year of xx.	Collections Comments:The borrower is currently performing th the loan. According to the review of payment history as of xx, the borrower is current th the payments.
The reason for default is decreased income.
The subejct proeprty has been occupied by the owner. No damage or repairs have been found.
The borrower’s intention is to keep the property.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower had fxxed bankruptcy under chapter-xx th thexx on x/x/xx. The POC was fxxed on xx/x/xx, the POC amount is xx and the arrearage amount is xx chapter xx plan was confirmed onxx/xx/xxxxThe xxhedule D of Voluntary Petition shows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx however, the unsecured portion is xx The xxse was dixxharged onxx/xx/xxxxnd was terminated onxx/xx/xxxxThere is no comment indixxting a craown.	This loan modifixxtion agreement was made between the xx
The borrower promises to pay the new UPB in the amount of xx th an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xx txxl the maturity date xx/x/xxxx. The interest-bearing amount is xx and deferred balance is in the amount of xx There is no provision for the balloon payment.
Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per the note amortized term months are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per the PACER document the borrower had fxxed bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 12/2/xx   Tape xxlue: xx/xx/xxxx xxriance: -8 (Days)   xxriance %:    Comment: As per the modifixxiton agreement date of last modifixxtion is 12/2/xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the appraisal report appraised xxlue is xx and the original balance is xx hence The loan CLTV is shong xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment reects in the Payment History String as 0121MMMM0000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The payment reects in the Payment History String Reversed as 0000MMMM1210. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The property is loxxted in state of xx. The follong required State Dixxlosure is missing from the loan fxxe.
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Earthquake Dixxlosure forCondominiums
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.xx Fair Lending Notice
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
xx.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business form is missing from the loan fxxe."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40339013	xx	693	714	57.762%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,773.87	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report dated xx, the subject mortxxge was originated on xx
The chain of assignment has been completed. Currently, the mortxxge is th xx. which was recorded on x/x/xx.
There is a Junior mortxxge which was originated on xx/x/xx and was recorded on xx/xx/xxxxh the instrumexx
There are x Civxx judgment axxinst the borrower first in the amount of xx

There are x state tax liens. Three state tax liens are axxinst the borrower in the total amount ofxx
There is a Chxxd support lien axxinst the borrower in the amount of $xxx.xx and inxx
x and x installment combined taxes for the year of xx have been paid in the total amount of $x,xxx.xx.
x and xth installment combined taxes for the year of xx have been paid in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.
According to the review of payment history as ofxx/xx/xxxxthe borrower has been current th the payments and the next payment is due forxx. The last payment was received onxx/xx/xxxxn the amount of xx which was applied for the due date of xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected in the amount of xx	Collections Comments:The present status of the loan is in performing and the next payment is due forxx. The last payment was received onxx/xx/xxxxn the amount of xx which was applied for the due date of xx. According to the review of the PACER report, the borrowerxx had fxxed bankruptcy under chapter-x th the xxse# xx-xxxxx onxx/xx/xxxxThe debtor was dixxharged onxx/xx/xxxxnd the xxse was terminated on x/x/xx.
The RFD is unable to be determined. The loan was modified once since origination in xx. As per the recent appraisal report loxxted xx
.. No repairs and damages have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the review of the PACER report, the borrowerxx	This Step modifixxtion agreement was signed between the borrowerxx
The Unpaid principal Balance is xx th interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I in the amount of  xx beginning from x/x/xx. The maturity is x/x/xxxx. The interest-bearing amount is xx There is no provision for the balloon payment.
Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per the note amortized term months are xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per the PACER documents the borrower had fxxed chapter 7 bankruptcy in xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per the note the loan contains 120 months interest only period.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 5/1/xx   Tape xxlue: xx   xxriance: -1826 (Days)   xxriance %:    Comment: As per the modifixxtion agreement Mod step 1 date is 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the modifixxtion agreement Mod step 1 rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: xx   Tape xxlue: 5/1/xx   xxriance: -366 (Days)   xxriance %:    Comment: As per the modifixxtion agreement Mod step 3 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the modifixxtion agreement Mod step 2 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 5/1/xx   Tape xxlue: 5/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: As per the modifixxtion agreement Mod step 3 date is 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the modifixxtion agreement Mod step 3 rate is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the appraisal report appraised xxlue is xx and the original balance is xx hence The loan CLTV is shong xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the note original P&I is $2,949.24.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment reects in the Payment History String as 01222MMMMM000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The payment reects in the Payment History String Reversed as 000MMMM22210. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA finance charge test.
This loan faxxed the TxxA foreclosure rexxission finance charge test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
Loan Data: xx Comparison Data: $xxx,xxx.xx xxriance: -xx
This loan faxxed the TxxA foreclosure rexxission finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: xx xxriance: -xx
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted xx State. The follong required state dixxlosures are missing from the loan fxxe.

x.NJ Applixxtion Dixxlosure
x.Delivery Fee Authorization
x.NJ Attorney Dixxlosure
x.Unacceptabxxity of Insurance Notice
x.Attorney Dixxlosure II
x.Tax Bxxl Information
x.Prixxte Well Testing
x.Lock-In Agreement
x.Commitment Dixxlosures
xx.Choice of Insurer Dixxlosure
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business form is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52206811	xx	594	Not Applicable	42.711%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$526.83	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortxxge was originated on x/x/xx th xx which was recorded onxx/xx/xxxx
The chain of the assignment has not been completed.
No outstanding liens/judgments axxinst borrower/property.
Annual combined taxes have been delinquent in the amount of xx

Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been the delinquent for x months. The last payment was received in the amount of $xxx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x months behind his xxheduled payments.
Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Collection comments are axxable from x/x/xx txxl x/x/xx. However, we require latest xx months comment history. Comments are missing from xx txxlxx/xx/xxxxComment datedxx/xx/xxxxhows that the subject property is loxxted in a disaster area designated by   xx Severe nter Storms, Tornadoes and ooding Amendment x declared on July x, xx.
Updated title report dated on xx shows that mortxxge which was recorded onxx/xx/xxxxaving wrong parcel xx but it should bexx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between the borrower and lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx beginning from x/x/xx. The new principal balance is xx The maturity date is x/x/xxx.	Affxxiated Business Dixxlosure Missing Required Dixxlosures Missing Required State Dixxlosures Mortxxge Insurance Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized Term (xxlculated) xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 5/1/xx   Tape xxlue:xx/xx/xxxx xxriance: 1 (Days)   xxriance %:    Comment: Doc date of Last Modifixxtion 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original Standard LTV (CLTV) is xx instead of xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 321122110444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String Reversed is 444011221123.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is xx which is greater than xx hence MI certifixxte is required; however, it is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing from the loan fxxe.
OK Title protection notice
Insurance Dixxlosure
NSF Fee Dixxlosure
Over-the-limit fees
Notice of Rights to Obtain a Security Freeze"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85620612	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$266.41	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xxx shows that the subject mortxxge was originated on xx/xx/xxxxn the amount of xx which was recorded on xx/x/xx th xx	Review of payment history shows that the borrower is not maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. As per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtorxx had fxxed the bankruptcy under chapterxx thxxon xx/xx/xxxxAs per amended chapter xx plan dated xx/xx/xxxxthe debtor shall pay $xxxx.xx per month for a period of xx months. The plan was confirmed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh POC amount of xx and amount of arrearage is xx The borrower is not maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount of xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. Loan Modifixxtion agreement was made between borrowerxx th fixed amortized type and it was beginning from first payment date on xx/x/xx and ends th the maturity date of xx/x/xxxx. There is a provision of forgiven amount of xx The interest bearing amount is xx As per axxable document, the foreclosure was initiated on loan in xx. The complaint was fxxed on xx/xx/xxxxLater, the foreclosure was stricken due to bankruptcy. No further comments found rexxrding foreclosure. No information has been found rexxrding reason for default. The borrower wants to keep the subject property. No information has been found rexxrding condition & occupancy of subject property.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtorxx. The plan was confirmed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh POC amount of xx and amount of arrearage is xx	Loan Modifixxtion agreement was made between borrowerxx The borrower had given promise to pay the UPB of $xx,xxx.xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx/x/xx and ends th the maturity date of xx/x/xxxx.	Credit Applixxtion Credit Report Initial Exxrow Acct Dixxlosure Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xxComment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan xxlue: 5/5/xx   Tape xxlue: 8/1/xx   xxriance: -5567 (Days)   xxriance %:    Comment: First payment date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Unaxxable   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 444443210444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string reversed is 444012344444. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/xxxxas found in loan fxxe loxxted at xx However, original not was misplaced, lost or destroyed. Hence, original or duplixxte copy of note is missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Compliance Ease risk indixxtor is moderate as loan is faxxing for Prepayment Term Test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "Prepayment Term Test is faxx. Loan data is xx months and comparison data is x Months. Hence, the xxriance is xxMonths."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
																									* Missing Required Dixxlosures (Lvl x) "List of service provider is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60682434	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortxxge was originated on xx/xx/xxxxhxx
The chain of assignment has been completed, currently the assignment is th xx.
There are no active liens and judgment found axxinst the borrower.
Combined annual taxes of xx are paid in the amount of $.xx. No prior delinquency has been found.
According to the payment history as of xxx the borrower is delinquent for x months and the next due date is xx/xx/xxxx
The last payment was received on xx/xx/xxxxor the amount of xx which was applied to xx/xx/xxxxThe monthly P&I is in the amount of $xxx.xx th an interest rate of x.xxx%. The latest UPB is reected  in the payment history in the amount of $ xx
Collections Comments:The loan is currently in collection. According to the payment history as of xxx the borrower is delinquent for x months and the next due date is xx/xx/xxxx
The last payment was received on xx/xx/xxxxor the amount of xx which was applied to xx/xx/xxxxThe monthly P&I is in the amount of $xxx.xx th an interest rate of x.xxx%. The latest UPB is reected  in the payment history in the amount of $ xx
The Low Down Payment Mortxxge rider loxxted atxx stated  that the  borrower wxxl make the payments as  the interest rate wxxl deducted by x.xxx% of the original rate .
No comments have been rexxrding the foreclosure.
The borrower Shane Roy and Jonie Renee Deal had fxxed bankruptcy under chapter xx th xxse#xx-xxxxx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxnd the xxse was dixxharged on xx/xxxx and terminated on xx/xx/xxxxThe reason for default is unable to be determined from the servicing comments.
The subject property is owner-occupied and is in average condition. No comments have been found rexxrding the damage or repair.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xxhad fxxed bankruptcy under chapter xx th xx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxnd the xxse was dixxharged on xx/xxxx and terminated on xx/xx/xxxx
The chapter xx plan was fxxed on xx/xx/xxxxs per plan the debtor supposes to make xx weekly. The POC was fxxed on xx/xx/xxxxhe amount of POC is xx and the arrearage amount is xx
Not Applixxble	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: Bankruptcy is yes as per loan review. However, tape data shows No. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Unaxxable   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 123124423422. However, tape data shows 21323322211122210000321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: 123444444444444444401230   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String Reversed is 123124423422. However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xxTape xxluexx xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Final HUD is missing from the loan fxxe. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along th Estimated HUD and Itemization are missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in the state of xx. The follong state dixxlosures are missig from the loan fxxe.
x.Placement of Insurance Dixxlosure.
x.Axxabxxity of Title Insurance.
x.xx Consent to Dixxlosure of Insurance Information.
x.Choice of Agent/insurer.
x.Insurance Solicitation/Post Commitment."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer is missing from the loan fxxe."
* Property is Manufactured Housing (Lvl x)     "The subject property is a “Manufactured Home” th a serial/VIN#TRAxxxxxxA which shows the Manufactured Home is attached to a permanent foundation system and the tong hitch, wheels, and axles have been removed. The Mortxxge doesn’t say awhere that the subject property is a “Manufactured Home” & final title policy is shong that the ALTA-x endorsement for subject property  as Manufactured Home. Tax assessor certifixxte also stating that the property type is “Manufactured Home.”The Appraisal report is missing from the loan fxxe.There is  Affidavit of permanently affixed mobxxe home in the updated title report th loxxtor Ln#xxxxx Pg#xx th Model#TRAxxxxxxB shows the home is permanently affixed and is connected th water, electricity and xxs."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15498707	xx	Unavailable	Not Applicable	52.528%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$300,458.05	2.000%	$928.94	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated onxx/xx/xxxxn the amount ofxxNo prior year delinquent taxes have been found.
Annual combined taxes of xx-xx are paid in the amoount of xx No prior delinquency has been found.
Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/x/xx in the amount of $xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xxx. As per provided payment history, the current UPB is xx	Collections Comments:The loan is in bankruptcy. The debtors Amxxrxxhad fxxed the bankruptcy under chapter x th xxon xx/xx/xxxxThe debtors were dixxharged on xx/xx/xxxxThe bankruptcy was terminated on xx/xx/xxxxThe xxhedule D of Voluntary Petition dated xx/xx/xxxxhows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx Therefore, the unsecured portion is xx As per debtor’s statement of intention dated xx/xx/xxxxthe debtor wants to retain the subject property. The borrower is maxxpayments regularly. The last payment was received on xx/x/xx in the amount of xx that was applied for the due date of xx/x/xx. The next payment is due on xxx. The loan modifixxtion agreement was made between xx The first modified payment is stxxl due for x/x/xx and the new maturity date wxxl be x/x/xxxx. The new modified unpaid principal balance is xx modifixxtion rate would be x.xxx %and modified P&I is $xxx.xx. The reason for default is not provided in comments. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied th no visible damages or repairs.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtorsxxhad fxxed the bankruptcy under chapter x th xxse#xx-xxxxx on xx/xx/xxxxThe debtors were dixxharged on xx/xx/xxxxThe bankruptcy was terminated on xx/xx/xxxxThe xxhedule D of Voluntary Petition dated xx/xx/xxxxhows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx Therefore, the unsecured portion is xx As per debtor’s statement of intention dated xx the debtor wants to retain the subject property.	The loan modifixxtion agreement was made betweenxx. The first modified payment is stxxl due for x/x/xx and the new maturity date wxxl be x/x/xxxx. The new Modified Unpaid Principal Balance is xx modifixxtion rate would be x.xxx %and modified P&I is $xxx.xx.	Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is xx however the tape data shows 570. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Interest only period is yes however the tape data show sNo.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 5/1/xx   Tape xxlue: xx   xxriance: -xx (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: xx   Tape xxlue: 5/1/xx   xxriance: -366 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 5/1/xx   Tape xxlue: 5/1/xx   xxriance: -365 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: origianal Standard LTV xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original P&I is xx howeve the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String reversed is 000000000221 however the tape data shows 000000000000xx1.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String reversed is 000000000221 however the tape data shows 000000000000xx1.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxluexxape xxluexxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Below state dixxlosure is missing from the loan fxxe.
NJ Attorney Dixxlosure
Unacceptabxxity of Insurance Notice
Attorney Dixxlosure II
Tax Bxxl Information
Prixxte Well Testing
Choice of Insurer Dixxlosure
																									Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58272282	xx	624	Not Applicable	12.262%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortxxge was originated onxx/xx/xxxxh MERS as nominee forxx
The chain of the assignment has not been completed. As there is no assignment done xx
x) There are two active state tax axxinst the borrowerxx	The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received onxx in the amount of $xxx.xx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received onxx in the amount of xx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.
The reason for default as per servicing comment is a reduction of income.
A review of collection comment shows no indixxtion of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The BPO report dated xx/xx/xxxxhows that the subject property is owner-occupied th the average condition. No damage and repairs have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Dicsloures Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan xxlue: Not Applixxble Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 2222xx1201.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string reversed is 102110022222. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong sate dixxlosures are missing from the loan fxxe.
x.  Consumer Credit Dixxlosure / Fair Credit Reporting Notice
x. Tax Exxrow Account Designation
x. Mortxxge Bankers and Exempt Orxxnizations Preapplixxtion
x. Part xx Dixxlosure
x. Alternative Mortxxge Transaction Dixxlosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
x. Smoke Alarm Affidavit
x. xx Real Property Exxrow Account Dixxlosure
xx. Subprime Home Loan Counseling Dixxlosure
xx. Subprime Home Loan Dixxlosure
xx. Commitment Dixxlosure
xx. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business form is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62296960	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$904.06	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated on xx
There are twenty active civxx judgments axxinst the borrower in the total amount of xx
Annual Combined tax of xx has been paid on xx/xx/xxxxn the amount of xx
Review of the payment history provided fromxx/xx/xxxxo xx reveals that borrower is performing. The last payment was received in the amount of xx on x/x/xx which was applied for the due date ofxx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which wxxl get changed periodixxlly that bexxn on xx. The new principal balance is xx The interest bearing amount is xx the maturity date is xx Reason for Modifixxtion is Financial Hardship.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of xx on x/x/xx which was applied for the due date ofxx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Borrower has fxxed bankruptcy under chapter xxx on xx/xx/xxxxxxhedule D of voluntary petition dated xx/xx/xxxxhows amount of secured claim thout deducting the xxlue of collateral is xx and xxlue of collateral is $xx,xxx.xx therefore the unsecured portion is xx Statement of intention dated xx/xx/xxxxtates that the debtor intent to retained the subject property. Reaffirmation Agreement was fxxed onxx/xx/xxxx the subject creditor. Debtor was dixxharged on xx/xx/xxxxnd xxse was terminated: xx/xx/xxxxAs per latest comment datedxx/xx/xxxxsubject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has fxxed bankruptcy under chapter x xx on xx/xx/xxxxxxhedule D of voluntary petition dated xx/xx/xxxxhows amount of secured claim thout deducting the xxlue of collateral is xx and xxlue of collateral is xx therefore the unsecured portion is xx Statement of intention dated xx/xx/xxxxtates that the debtor intent to retained the subject property. Reaffirmation Agreement was fxxed onxx/xx/xxxx the subject creditor. Debtor was dixxharged on xx/xx/xxxxnd xxse was terminated: xx/xx/xx.	Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx which wxxl get changed periodixxlly that bexxn on xx. The new principal balance is xx The interest bearing amount is xx and the maturity date is x/x/xxxx. The borrower wxxl pay xx as a balloon payment at maturity date	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: Per origination note, amortized term reects xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: BK7 post origination in xx - standard dixxharge th reaffirmation of mortxxge.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx   Tape xxlue: 5/1/xx   xxriance: 1765 (Days)   xxriance %:    Comment: Per documentation in fxxe, most recent modifixxtion executed on xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: xx   Tape xxlue: 6/1/xx   xxriance: 1035 (Days)   xxriance %:    Comment: Per documentation in fxxe, most recent modifixxtion executed on 3/1/19.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Per documentation in fxxe, most recent modifixxtion executed on xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 4/1/xx   Tape xxlue: 6/1/xx   xxriance: 1034 (Days)   xxriance %:    Comment: Per documentation in fxxe, most recent modifixxtion executed on 3/1/19.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Per documentation in fxxe, most recent modifixxtion executed on xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Per documentation in fxxe new modifixxtion as of 3/1/19. Loan is performing, previously 90 days delinquency reected on payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Per documentation in fxxe new modifixxtion as of xx Loan is performing, previously 90 days delinquency reected on payment history.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: Refinance   Tape xxlue: Purchase   xxriance:    xxriance %:    Comment: Per title subject was purchased in xx.   Tape Source: Initial   Tape Type:
Field: Purpose Per Applixxtion Loan xxlue: Refinance Tape xxlue: Purchase xxriance: xxriance %: Comment: Per title subject was purchased in xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not axxable in the loan fxxe."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit is found in the loan fxxe at loxxtoxx	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service Transfer Dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89027406	xx	Unavailable	Not Applicable	52.416%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,787.20	xx/xx/xxxx	Financial Hardship	Updated Title Report: According to updated title report dated xx, the subject mortxxge was originated onxx

x) It is Water Sewer utxxities taxes of  xx

x) It is junior lien, and certifixxte of lien is made for State tax lien of  xx

x)   It is Judgment of  xx

x)It is junior lien, and certifixxte of lien is made for State tax lien ofxx
Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx month. The next due date for the payment is xx. The borrower made last payment as per loan modifixxtion on xxx. The last payment of xx/xx/xxxxas received on xxx in the amount of $x,xx.xx. The unpaid principal balance is not axxable in the provided payment history. Although, the tape data reects the current unpaid principal balance in the amount of xx	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/xxxxo xx/xx/xxxxeveals that the loan is in delinquency for xx month. The next due date for the payment is xx. The borrower made last payment as per loan modifixxtion on xxx. The last payment of xx/xx/xxxxas received on xxx in the amount of $x,xx.xx. The unpaid principal balance is not axxable in the provided payment history. Although, the tape data reects the current unpaid principal balance in the amount of xx
According to the servicing comments, the subject property is owner occupied th no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modifixxtion on xxx. The loan is modified once since origination. The loan modifixxtion was last made effective from  xx/xx/xxxxThe borrower promised to pay the unpaid principal balance of xx interest rate of x.xxx% th P&I of $x,xxx.xx th fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended th the maturity date of xx/xx/xxxx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had fxxed bankruptcy under chapter xx th xx on xx/xx/xxxxThe bankruptcy xxse was dixxharged on xx/xx/xxxxnd also got terminated on xx/xx/xxxx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx had fxxed bankruptcy under chapter xx th xxon xx/xx/xxxxThe bankruptcy xxse was dixxharged on xx/xx/xxxxnd also got terminated on xx/xx/xxxx	Loan Modifixxtion agreement was made between borrowers xx Servicing on effective date of xx/xx/xxxxThe borrower promised to pay the unpaid principal balance of xx interest rate of x.xxx% th P&I of $x,xxx.xx th fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended th the maturity date of xx/xx/xxxx	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Notice of Servicing Transfer Origination Appraisal	Field: First Payment Date Loan xxlue:xx/xx/xxxx Tape xxlue: 4/1/xx |---| 14 (Days) |----| Comment: First payment date is xx according to review. Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: According to review original stated arte is 5.625%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: According to review payment history string is 001111110MMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: According to review payment history string is MMM011111100 in reversed form   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: Refinance Tape xxlue: xxsh Out xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing from loan fxxe."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Not all borrowers signed HUD (Lvl x)     "Final Hud-x is not signed by all the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer dixxlosure is missing from loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "According to the final Hud-x, the settlement date is xx/xx/xxxxhich is different from the note date of xx/xx/xxxx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62994078	xx	687	Not Applicable	41.095%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$9,101.83	4.625%	$1,220.96	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/xx shows that the subject mortxxge was datedxx/xx/xxxxhxxThe chain of assignment is completed as the subject mortxxge is th the current assignee, xx. datedxx/xx/xxxxThere is one active liens and judgments found on updated title report.
There is civxx judgment in the amount of $xxx.xx xx
Annual county taxes have been in the amount of $x,xxx.xx.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower is not delinquent. The last payment was received in the amount of $xxxx.xx on xx which was applied for the due date ofxx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Collections Comments:The collection comments doc loxxtorxx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition.
Currently loan is in performing stage.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower is not delinquent. The last payment was received in the amount of xx on xx which was applied for the due date ofxx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between borrower and lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on x/x/xx. The new principal balance is xx
Interest bearing amount is xx and the maturity date is x/x/xxxx.	Missing Required State Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: Amortized terms is xx months Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 3/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -58 (Days)   xxriance %:    Comment: Date of mod is 3/1/xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: This is interest only period terms   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is xx which is greater than xx hence MI certifixxte is required; however, it is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing from the loan fxxe.
Oregon Forced Placed Insurance Notice
Notice where Exxrow Account is NOT Required
Exxrow Notice for Loans Sold to Out-of- State Purchases thin one year
Anti-Coercion Notice
Insurance Premium Notice
Insurance Sales Notice
																									Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56380225	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$124,102.48	5.125%	$1,456.92	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortxxge was originated onxx/xx/xxxxhxx
There are three water/sewer liens active axxinst property in the total amount oxx
The civxx judgment is active found axxinst the borrower in the amount of $x in favor ofxx
The annual installment of utxxity taxes for the year xx-xx are due in the amountxx
The first and second installments of county taxes for the year of xx-xx are paid in the amount oxx
 The current ownership is vested in the namexx

The review of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for x/x/xx. The last payment was received on xx, in the amount of xx which was applied for x/x/xx. The UPB stated in the payment history is xx The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, th the interest rate of x.xxx%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. According to comment history datedxx/xx/xxxxthe reason for default is curtaxxment of income. The property has been occupied by the owner himself. The borrower had dixxussed about the modifixxtion plan.
The comment history dated xx/x/xx states that the borrower had fxxed the bankruptcy under chapter xx on xx/x/xx th thexx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx
The POC was fxxed onxx/xx/xxxxthe amount of claim is xxand amount of arrearage is xx under chapter xx, the debtor shall pay to the trustee in the amount of xx for xx months. The xxhedule D of voluntary petition shows the amount of claim thout deducting the xxlue of collateral is xx and the xxlue of property is xx out of which xx is unsecured. Fift Amended Chapter xx Plan was fxxed onxx/xx/xxxxwhich states subject creditor claim arrearage wxxl be paid through bankruptcy in the amount of xx This plan was confirmed on x/xx/xx.	The modifixxtion agreement was done on xx/x/xx, between the (borrower) xx
As per the modified terms, the new unpaid principle balance isxx
The first payment date was due on xx/x/xx and the new maturity date isxx/xx/xxxx
There is a deferred balance of xx has been found.
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. Missing Required State Dixxlosures Origination Appraisal	Field: ARM Index Type Loan xxlue: Not Applixxble Tape xxlue: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 10/1/xx   Tape xxlue: 11/4/xx   xxriance: -34 (Days)   xxriance %:    Comment: The doc date of last modifixxtion is 10/1/xx. However the tape shows that it is 11/4/xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue: 3/1/xx   xxriance: -3 (Days)   xxriance %:    Comment: The first payment date isxx/xx/xxxxHowever the tape shows that it is 3/1/xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: The note doesn't have interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: ARM   xxriance:    xxriance %:    Comment: The loan amortization type is step. However the tape shows that it is ARM.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 444444443333. However the tape shows that it is 887664322223333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string reversal is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan xxlue:xx/xx/xxxx  Tape xxlue: 2/1/xx6   xxriance: -6 (Days)   xxriance %:    Comment: The stated maturity date isxx/xx/xxxx However the tape shows that it is 2/1/xx6.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: xx Tape xxlue: xxriance: xxriance %: Comment: The appraisal report is missing. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "The xxxx applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "The final Txx is not executed by the borrower."
* Missing Appraisal (Lvl x)     "The final appraisal is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The initial Exxrow Account Dixxlosure and List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Compa and Settlement Agent Dixxlosure
x.Balloon Payment
x.No Exxrow Account
x.Mandatory Binding Arbitration Dixxlosures
x.Home Buyer Eduxxtion and Counseling Dixxlosure"
* Operative index xxlue is unable to confirm (Lvl x)     "The operative index xxlue is unable to be determined from the axxable loan fxxes."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85926543	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.115%	$594.80	xx/xx/xxxx	Financial Hardship	The Updated title report dated x/x/xx shows the mortxxge was originated onxx/xx/xxxxhxx
The chain of the assignment has not been completed. The current assignment is thxx
The annual installments of combined taxes for the year xx have been paid in the amount of xx
 The current ownership is vested in the name oxx

Review of the payment history provided reveals that borrower is delinquent for x months. The last payment was received onxx/xx/xxxxn the amount of xx which was applied for the due date of x/x/xx. The next due date is xx. The current UPB reected in the provided payment history is in the amount of xx	Collections Comments:The review of comment history shows that the loan is in collection. According to comment history datedxx/xx/xxxxhe reason for default is the borrower's son had a surgery.
The current occupancy detaxxs have been not found. No damage or repairs to the property have been found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The modifixxtion agreement was done on xx/x/xx, between the (borrower)xx
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x.xxx % th the modified P&I of xx
The first payment date was due on xx/x/xx and the new maturity date is x/x/xxx.
There is no deferred balance has been stated.

Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Doc Date of Last Modifixxtion Loan xxlue: 11/1/xx Tape xxlue: xx/xx/xxxx---| -14 (Days) |----| Comment: Date of last modifixxtion is 11/1/xx. However the tape shows that it is xx/xx/xxxx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -5 (Days)   xxriance %:    Comment: First payment date isxx/xx/xxxxHowever the tape shows that it isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV ratio percent is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 222222222222. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Reversed payment history string is 222222222222. However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the first lien origination fee test and broker fee test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "The loan does not have DIDMxx preemption selected and the sum of the origination fee and all broker fees is greater than x%.The loan charges more than a x% origination fee (whether from the buyer or the seller)."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Provider Document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.MO Collateral Protection Act Notice
x.Borrower's Choice of Insurer or Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
982154	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$28,043.33	4.000%	$1,405.36	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortxxge was originated onxx/xx/xxxxh Bxx
There is no lien/judgment axxinst the borrower.
Combined taxes have been paid in the amount of xx
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has not been delinquent. The last payment was received in the amount of xx on x/x/xx which was applied for the due date ofxx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Collections Comments:Comments below states that loxxtor
xx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Comment history is axxable from x/x/xx txxl x/x/xx and from x/x/xx txxl x/x/xx. However, we require latest xx months comments history. Comments are missing from x/x/xx txxl xx/xx/xxxx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:xx had fxxed bankruptcy under Chapter-xx xxse#xx-xxxxx on x/x/xx and the plan was confirmed onxx/xx/xxxx
POC was not fxxed yet.
As per the chapter xx plan, debtor (borrower) wxxl pay to the U.S. Trustee the sum of xx for xx months.
As per the seventh amended chapter xx plan datedxx/xx/xxxxdebtor (borrower) wxxl pay to thexxfor xx months and the sum of xx for xx months.
Voluntary petition fxxed on x/x/xx shows that the amount of secured claim is xx and unsecured portion is xx
Latest status of FC was on hold due to active bankruptcy.
Chapter xx Trustee's Final Report and Account fxxed on x/x/xx.	Loan modifixxtion agreement was made between the borrower and Lender on xx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx from xx/x/xx. The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The maturity date is xx/x/xxxx.	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
Initial Exxrow Acct Dixxlosure
Loan Program Info Dixxlosure
Missing Required State Dixxlosures
Notice of Servicing Transfer
Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx/xx/xxxx Tape xxlue: xx/xx/xxxx xxriance: -19 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 000MMMMM000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Reversed payment history string is 0000MMMMM000   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue:xx xxriance: xxriance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA APR test: Charged x.xxx% Allowed x.xxx% Over By -x.xxx%.
Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA Right of Rexxission Test:"
* ComplianceEase TxxA Test Faxxed (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA APR test: Charged x.xxx% Allowed x.xxx% Over By -x.xxx%.
This loan faxxed the TxxA APR test. (xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is xx The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA Right of Rexxission Test:
This loan faxxed the TxxA right of rexxission test.
Closed-end (xx CFR §xxxx.xx(a)(x), transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x), transferred from xx CFR §xxx.xx(a)(x) )"
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Lead-Based Paint Dixxlosure
x.Mortxxge Loan Applixxtion Dixxlosure
x.xxrbon Monoxide Alarms
x.MA Smoke Detector Certifixxte
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance th Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Operative index xxlue is unable to be determined from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91019201	xx	Unavailable	Not Applicable	38.238%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$72,460.34	3.500%	$1,023.76	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx, shows that the subject mortxxge was originated onxx
The chain of assignment has been completed. The last assignment is fromxx
There is junior mortxxge originated on xx/xx/xxxxh the lender xx
The first and second installment town taxes of xx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx, the borrower is currently delinquent for x month and next due date is xx. The last payment was received on xx/xx/xxxxn the amount of xx which was applied for xx/xx/xxxxThe current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reected in the payment history is in the amount of xx	Collections Comments:The loan is currently in the collection and next due date is xx. The last payment was received on xx/xx/xxxxn the amount of xx which was applied for xx/xx/xxxxThe current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reected in the payment history is in the amount of xx
The loan has been modified, this modifixxtion agreement was made between Lenderxx and BorrowerxxAs per the modified term, the new principal balance is xx The borrower promises to pay $x,xxx.xx monthly th a modified interest rate of x.xxx % beginning from x/x/xx th a maturity date of x/x/xxxx.
The loan was modified two times since origination. The loan was modified on x/x/xx. The modifixxtion agreement loxxted at xx
The borrower xx had fxxed bankruptcy under Chapter x th the xxse #xx-xxxxx on xx/xx/xxxxThe xxhedule-D of voluntary petition dated xx/xx/xxxxthe amount of claim is xx and the xxlue of collateral is xx Hence, the unsecured portion is xx The debtor and joint debtor were dixxharged on xx/xx/xxxxThe xxse was terminated on xx/xx/xxxxThe foreclosure has not been initiated since origination.
The reason for default was Curtaxxment of income. The subject property has been occupied by the owner. The borrowers intention is to keep the property.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx had fxxed bankruptcy under Chapter x th the xxse #xx-xxxxx on xx/xx/xxxxThe xxhedule-D of voluntary petition dated xx/xx/xxxxthe amount of claim is xx and the xxlue of collateral is xx Hence, the unsecured portion is xx The debtor and joint debtor were dixxharged on xx/xx/xxxxThe xxse was terminated on xx/xx/xx.	This modifixxtion agreement was made between Lendexx The loan was modified two times since origination. The loan was modified on x/x/xx. The modifixxtion agreement loxxted at “xx	Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: The amortization term xxlculated are xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue: 2/1/xx   xxriance: -6 (Days)   xxriance %:    Comment: As per modifixxtion the last date of modifixxtion isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 10122xx000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The Payment History String reversed is 000000222101. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.MI Borrower's Bxxl of Rights
x.MI Consumer xxution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The required affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96664541	xx	Unavailable	Not Applicable	46.674%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,371.68	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated on xx/xx/xxxxn the amount of xx which was recorded on xx/xx/xxxxhxx	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount xx that was applied for the due date of xx/x/xx. The next payment is due on xxx. As per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtorxxhad fxxed the bankruptcy under chapter xx th xxse#xx-xxxxx on xx/x/xx. The voluntary petition was fxxed on xx/x/xx. As per second amended chapter xx plan dated xx/x/xx, the debtor shall pay to the trustee in the amount of $x,xx.xx per month for x months and $xxx.xx for xx months. The plan was confirmed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh POC amount of xx and amount of arrearage is xx No evidence of foreclosure has been found. The borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxxn the amount of xx that was applied for the due date of xx/x/xx. The next payment is due on xxx. The loan was modified th an effective date of xx/x/xx and a new principal balance is xx to the step modifixxtion and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of xx beginning on xx/x/xx th a new maturity date of xx The loan was modified th an effective date of xx/x/xx and a new principal balance is xx to the step modifixxtion and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of xx beginning on xx/x/xx th a new maturity date of x/x/xxxx. The rates wxxl change in x steps. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied th no visible damages or repairs.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtorxxhad fxxed the bankruptcy under chapter xx th xxse#xx-xxxxx on xx/x/xx. The voluntary petition was fxxed on xx/x/xx. As per second amended chapter xx plan dated xx/x/xx, the debtor shall pay to the trustee in the amount of $x,xx.xx per month for x months and xx for xx months. The plan was confirmed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh POC amount of xx and amount of arrearage is xx	The loan was modified th an effective date of xx/x/xx and a new principal balance is xx to the step modifixxtion and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/x/xx th a new maturity date of x/x/xxxx. The rates wxxl change in x steps.	Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Loan Program Info Dixxlosure Notice of Servicing Transfer Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: $2997.23   Tape xxlue: $2156.88   xxriance: $840.35   xxriance %: 38.96137%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan fxxe. However, Itemization of fees is axxable in the loan fxxe."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Ease risk indixxtor is moderate as loan is faxxing for TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA APR Test is faxx. Loan data is x.xxx% and comparison data is x.xxx%. Hence, the xxriance is -x.xxx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan program dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x)     "Right of rexxission is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "Final HUD-x is missing from the loan fxxe. Settlement date has been taken from itemization of fee which is xx/xx/xxxxhowever, note date is xx/xx/xxxx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50670166	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$991.08	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortxxge was originated onxx/xx/xxxxhxx
The chain of the assignment is not axxable. It should be th xx.
There is an active State tax lien axxinst the borrower in the amount of xx and fxxed byxx
There is an active civxx judgment axxinst the borrower in the amount of xx and fxxed byxx
There is an active civxx judgment axxinst the borrower in the amount of xx.
There is an active civxx judgment axxinst the borrower in the amount ofxx
There is an active civxx judgment axxinst the borrower in the amount of xx
There is an active civxx judgment axxinst the borrower in the amount ofxx
Annual county taxes have been paid in the amount of xx
No delinquent taxes have been loxxted for the prior year.
The review of the payment history reveals that borrower is delinquent for one month and next due date for the payment isxx. The last payment was received in the amount of xx which was applied for the due date of xx. The Current UPB reected is in the amount of xx	Collections Comments:Review of loan fxxe and servicing comment reveals that borrower is delinquent for one month and next due date for the payment isxx. The last payment was received in the amount of xx which was applied for the due date of xx. The Current UPB reected is in the amount of xx
No evidence of post-closing foreclosure or bankruptcy has been found.
Borrower intention is to retain the property.
No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The loan modifixxtion agreement was made between the borrower and lender onxx/xx/xxxxThe modified new principal balance is xx Borrower promised to pay the loan th an interest rate of x.xx % and the P&I of $xxx.xx beginning fromxx/xx/xxxxhrough x/x/xx. Further, th an interest rate of x.xx % and the P&I of xx beginning from x/x/xx txxl the maturity date of xx/x/xxx. The loan has been modified tce since origination.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan xxlue: xx   Tape xxlue: xx   xxriance: $0.50   xxriance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 1121222223222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Reversed payment history string is 2223222221211   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x)     "This loan is faxxed for the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty th a term exceeding x years."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Provider Document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Dixxlosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16166551	xx	675	612	19.827%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortxxge originated on xx/xx/xxxxxxThe chain of assignment is complete. Last assignment from xx Its Successors and Assigns toxxrecorded on x/x/xx. Annual county property taxes for the year xx were paid on xx/xx/xxxxn the amount of xx No prior years delinquent taxes found. There are no liens and judgments active on the title.

Review of the payment history provide by Select Portfolio Servicing, Inc. for the period x/x/xx txxlxx/xx/xxxxhows loan is current. The last payment received was in the amount of xx on x/x/xx for due datexx. The next due date is xx. Current UPB reects in the provided pay history is in the amount of xx and current interest rate as per pay history is x.xxx%.	Collections Comments:Axxable servicing comments fromxx/xx/xxxxxxlxx/xx/xxxxxx months) comments are missing for Sep, Oct, Nov, & Dec xx as we require the xx months comments for review. Collection comment states that the loan is in collection and current. Borrower abxxity seems good as delinquent payments. Borrower Rogerxx Chapter-x bankruptcy xx on x/x/xx and the xxse was dixxharged & terminated on x/x/xx. Formerly the BK chapter x xxse was fxxed byxxonxx/xx/xxxxhich was then converted to chapter xx.on xx/xx/xxxxAs per Repayment plan fxxed on terms are for xxx months & in the amount of xx per month th x.xxx% fixed interest rate. As per the “Notice of payment change” fxxed onxx/xx/xxxxthe new payment change date is xx in the total amount xx where new Exxrow amount is $xxx.xx.
Borrower wants to keep the property and property is owner occupied & in condition Borrower contact is established.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower xxChapter-x bankruptcy xxon x/x/xx and the xxse was dixxharged & terminated on x/x/xx. As per reaffirmation agreement, amount of debt was xx  on the date of bankruptcy & amount to be paid under reaffirmation was $xxxx.xx.Repayment terms are for xx month  & in the amount of $xxx.xx per month th x.xxx% interest rate. Motion for relief from automatic stay was not fxxed.
Formerly the BK chapter x xxse was fxxed byxxwhich was then converted to chapter xx.on xx/xx/xxxxPOC shows amount of secured claim_$ xx and amount of arrearage xx As per reaffirmation agreement amount of debt was xx on the date of bankruptcy & amount to be paid under reaffirmation agreement was xx As per Repayment plan terms are for xxx months & in the amount of xx per month th x.xxx% fixed interest rate. As per the “Notice of payment change” fxxed onxx/xx/xxxxthe new payment change date is xx in the total amount xx   where new Exxrow amount is $xxx.xx.
Not Applixxble	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per Original Note Term xx months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: No modifixxtion as per loan fxxe.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: Not Applixxble   Tape xxlue: 8/1/xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: 2/1/xx   Tape xxlue:xx/xx/xxxx xxriance: 4 (Days)   xxriance %:    Comment: As per Original Note the first payment date is 2/1/xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per appraisal the LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment History payment string is 00000000010   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per payment History the reverse string is 010000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xx   Tape xxlue: xx xxriance:    xxriance %:    Comment: As per Original Note the property address isxx
Field: Stated Maturity Date Loan xxlue: 1/1/xx8 Tape xxlue: 7/1/2051 xxriance: -4929 (Days) xxriance %: Comment: As per Original Note the maturity date is 1/1/xx8. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
Explanation of Personal Oblixxtion
Marital Property Act Dixxlosure
Choice of Insurance Dixxlosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer dixxlosure is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66689767	xx	603	Not Applicable	39.019%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$21,109.07	4.625%	$255.24	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated x/x/xx shows that the subject mortxxge was originated onxx/xx/xxxxh lenderxx
The chain of the assignment has been completed. Currently, the mortxxge is th xx
The first and second installment county taxes of xx have been paid in the total amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current th the loan and next due date for the payment isxx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of xx. The UPB is reected in the amount of xx txxl the due date of xx. The borrower has been maxxthe payments as per the modifixxtion agreement.
Collections Comments:According to servicing comments, the loan is being performed. The review of payment history shows that the borrower is current th the loan and next due date for the payment isxx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of xx. The UPB is reected in the amount of xx txxl the due date of xx. The borrower has been maxxthe payments as per the modifixxtion agreement.
The loan modifixxtion agreement was made on x/x/xx between the borrowerxx. The borrower promises to make a monthly payment of xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The deferred balance amount is $xx,xxx.xx and the interest-bearing amount is $xx,xxx. The New Principal Balance stated in the modifixxtion is xx
The reason for default as per servicing comment is a reduction of income.
According to servicing comments, the foreclosure was initiated. The foreclosure sale was xxheduled onxx/xx/xxxxHowever, the foreclosure was put on hold due to loss mitixxtion.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not axxable in the loan fxxe to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure sale was xxheduled onxx/xx/xxxxHowever, the foreclosure was put on hold due to loss mitixxtion.
Bankruptcy Comments:Not Applixxble	The loan modifixxtion agreement was made on x/x/xx between the borrowerxx The borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The deferred balance amount is xx and the interest-bearing amount is $xx,xxx. The New Principal Balance stated in the modifixxtion is xx	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: The amortized term months are xxlculated as xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The loan was in foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 1/1/xx   Tape xxlue: xx/xx/xxxx xxriance: 4 (Days)   xxriance %:    Comment: The Document Date of the Last Modifixxtion is 1/1/xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String is 011111111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String reversed is 111111111110.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue: xxriance: xxriance %: Comment: The Note reects the Subject Property Address Street as:xx	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the late fees test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is loxxted.
Late Fees Test: FAxx x.xxx% x.xxx% +x.xxx%"
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in thestate. The follong state dixxlosures are missing from the loan fxxe:

x.WV Collateral Protection Insurance Notice x
x.Co-Signer Notice
x.Financial Institution Insurance Dixxlosure
x.Non-Deposit Investment Product Dixxlosure
x.Financial Institution Insurance Dixxlosure
x.Non-Deposit Investment Product Dixxlosure"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44080781	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$7,725.86	2.000%	$398.90	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortxxge was originated onxx
The chain of assignment has not been completed. Currently, the mortxxge is thxx
No active judgments and liens have been found.
Annual combined taxes for the year of xx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history, the borrower has been delinquent for xxx+ days and the next payment is due for xx/xx/xxxxThe last payment was received in the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB is xx The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for xx/xx/xxxxThe last payment was received in the amount of $xxx.xx which was applied for xx/xx/xxxx The borrower xx had fxxed Bankruptcy under chapter-xx on xx/xx/xxxxh the xx No evidence of post-closing foreclosure have been found. The RFD is unable to be determined. The loan was modified tce since origination. Unable to determine the occupancy. No repairs and damages have been found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per the review of the PACER report, the borrowerxx had fxxed Bankruptcy under chapter-xx on xx/xx/xxxxh the xx. The POC was fxxed on x/x/xx th the secured amount as xx and th arrearage amount of xx Motion for relief has been fxxed on x/x/xx and it was granted on x/x/xx.	This Loan modifixxtion agreement was made between the borrowexxThe UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx th the modified interest rate of x.xxx %, beginning fromxx/xx/xxxxThe maturity isxx/xx/xxxx. There is a deferred balance of amount $x,xxx.xx and interest bearing amount is $xxx,xxx.xx. The loan was previously modified on x/xx/xx.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xxomment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: Deferred amount balance is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -4 (Days)   xxriance %:    Comment: First payment date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original appraised xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 43212222211.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Reversed payment history string is 1122222221234.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "TxxA Finance Charge Test: FAxx $xxx,xxx.xx $xxx,xxx.xx -$xxx,xxx.xx
TxxA Foreclosure Rexxission Finance Charge Test: FAxx $xxx,xxx.xx $xxx,xxx.xx -$xxx,xxx.xx
TxxA APR Test: FAxx x.xxx% xx.xxx% -x.xxx%."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is xx The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.
FAxx
This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is xx The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Incorrect Property address on Note Document. (Lvl x)     "As per the mortxxge, the subject property isxx However, the assessor shows the property address as xx
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Provider Document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Dixxlosure of Additional Fees"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82019723	xx	711	Not Applicable	48.032%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$1,036.92	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortxxge was originated on xx
The chain of the assignment has been completed currently. The mortxxge is thxx
Annual county taxes have been paid in the amount of $xxxx.xx.
There is junior mortxxge in the amount of xx which was recorded on x/x/xx and fxxed byxx
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xx to xx reveals that borrower is not delinquent. The last payment was received in the amount of $xxxx.xx on x/x/xx which was applied for the due date of xx. The next due date isxx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Comment history is axxable fromxx/xx/xxxxxxl x/x/xx. However, we require latest xx months comments history. Comments are missing from x/x/xx txxl xx/xx/xxxxBorrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Mortxxge was originated byxx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between the borrower and lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning from x/x/xx. The new principal balance is xx The maturity date is xx/x/xxx. Rate wxxl be changed in x steps.	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 3/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -22 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 4/1/xx   Tape xxlue:xx   xxriance: -xx (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod first rate is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: PH sting is 0000mmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history reversed is mmmmmmmm0000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxluexxape xxlue:xxxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: xx   Tape xxlue: xxsh Out   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by the borrower."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xxxx.xx."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xxxx.xx.
This loan faxxed the TxxA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not signed by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10792799	xx	Unavailable	Not Applicable	27.219%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.800%	$849.86	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xxx shows the subject mortxxge was originated xx
The chain of assignment is complete.
There are no judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from x/x/xx to xx. The last payment was received in the amount of xx which was applied to due date of xx and the next due date isxx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history axxable from x/x/xx to xx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date isxx. Current UPB reects in the provided payment history is in the amount of xx
Loan Modifixxtion agreement was made between borrowexx
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx%  th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx/x/xx and ends th the maturity date of xx/x/xxxx.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan Modifixxtion agreement was made between borrowerxx
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx%  th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on xx and ends th the maturity date of xx/x/xxxx.
Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: Per the Note Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Per the Approxxl   Tape Source: Initial   Tape Type: xx
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Per payment history   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "The ComplianceEase risk indixxtor is “Moderate” due to TxxA Finance Charge Test, TxxA Foreclosure Rexxission Finance Charge Test, TxxA APR Test and TxxA Right of Rexxission Test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test: FAxx,Loan Data: $xxx,xxx.xx,Comparison Data: $xxx,xxx.xx,xxriance: -$xx,xxx.xx
TxxA Foreclosure Rexxission Finance Charge Test: FAxx,Loan Data: $xxx,xxx.xx,Comparison Data: $xxx,xxx.xx,xxriance: -$xx,xxx.xx
TxxA APR Test: FAxx,Loan Data: x.xxx%,Comparison Data: xx.xxx%,xxriance: -x.xxx%
TxxA Right of Rexxission Test: FAxx"
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong state dixxlosures are missing from the loan fxxe:
 Consumer Credit Dixxlosure / Fair Credit Reporting Notice,  Interest Rate Dixxlosure,  Hazard Insurance  Dixxlosure, Tax Exxrow Account Designation, Mortxxge Bankers and Exempt Orxxnizations Pre-applixxtion, Part xx Dixxlosure Alternative Mortxxge Transaction Dixxlosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm Affidavit xx Real Property Exxrow Account Dixxlosure, Sub-prime Home Loan Counseling Dixxlosure, Sub-prime Home Loan Tax and Insurance Payment Dixxlosure, Sub-prime Home Loan Dixxlosure, Commitment Dixxlosure, Lock-in Dixxlosure, Expiration of Lock-in or Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95047964	xx	Unavailable	Not Applicable	29.419%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$28,381.11	4.625%	$303.05	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortxxge was originated on xx
The chain of assignment has been completed. Currently, the mortxxge assignment is th xx.
No active judgments or liens have been found.
Annual combined taxes of xx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower is maxxpayment regularly. The payment next due date isxx. The last payment was received onxx/xx/xxxxn the amount of xx and it was applied for the due date of xx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx and modifixxtion deferred balance is xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on x/xx/xx.	Collections Comments:Axxable servicing comment and documents in fxxe reveal that loan is in collection and borrower is performing.
The payment history dated as ofxx/xx/xxxxeveals that the borrower is maxxpayment regularly. The payment next due date isxx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date of xx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx and modifixxtion deferred balance is xx The last payment was made by borrower as per the loan modifixxtion agreement which was made onxx/xx/xxxxNo foreclosure proceedings has been found in the recent xx months.
According to the PACER,xx had fxxed bankruptcy under chapter-xx th the xx and the plan was confirmed onxx/xx/xxxxxxhedule D in voluntary petition datedxx/xx/xxxxtates, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as xx POC was fxxed by Green Tree Servicing on x/x/xx, in the secured claim amount xx and an arrearage in the amount of xx POC dead line was on x/x/xx. This xxse was dismissed on xx/xx/xxxxnd it was terminated onxx/xx/xxxxAccording to axxable collection comment, no damages or repairs have been found.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACERxx had fxxed bankruptcy under chapter-xx th the xxonxx/xx/xxxxnd the plan was confirmed onxx/xx/xxxxxxhedule D in voluntary petition datedxx/xx/xxxxtates, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as xx POC was fxxed by Green Tree Servicing on x/x/xx, in the secured claim amount xx and an arrearage in the amount of xx POC dead line was on x/x/xx. This xxse was dismissed on xx/xx/xxxxnd it was terminated on x/xx/xx.	The loan modifixxtion agreement was made between borrower and xx th the new modified unpaid principal balance is xx From unpaid principal, the principal was deferred in the amount of xx interest bearing amount was xx th interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was x/x/xx and the maturity date wxxl be xx	Affxxiated Business Dixxlosure Credit Report Missing Required Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is xxmonths according to review. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Bankruptcy dismissed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 7/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -21 (Days)   xxriance %:    Comment: Doc date of last mod isxx/xx/xxxxccording to review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: According to review PH string is M1MMMMMM0101.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: According to review PH string is 1010MMMMMM1M in reversed form.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxluexx xxriance: xxriance %: Comment: According to review property street address is xx	2: Acceptable th Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is greater than xx%. required MI certifixxte is missing from loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxe."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5838367	xx	661	662	41.554%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$886.54	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortxxge was originated on x/x/xx thxx
There are judgments these are as follow:
x) There is a credit xx judgment open axxinst borrower in the favor of xx
x) There are three credit xx judgments open axxinst borrower in the favor of xx
x) There is a credit xx judgment open axxinst borrower in the favor xx
Annual combined taxes of xx, xx & xx have been paid in the total amount of $xxxxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of xx and it was applied for the due date of x/x/xx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx/x/xx.	Collections Comments:Axxable servicing comment and documents in fxxe reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxxeveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx/x/xx.
According to the PACER, (borrower) had fxxed bankruptcy under chapter-xx th thexxand the plan was confirmed onxx/xx/xxxxxxhedule D in voluntary petition dated x/x/xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as xx POC was fxxed by xx onxx/xx/xxxxin the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was fxxed on x/x/xx, which states that arrearage was included in the plan in the amount of xx and regular payment wxxl be paid directly to creditor. This plan was confirmed on x/x/xx.
Axxable servicing comment and documents in fxxe reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed onxx/xx/xxxxForeclosure complaint was fxxed onxx/xx/xxxxhxx Foreclosure was in process to enter the judgment. But foreclosure was put on hold due to borrower had fxxed bankruptcy under chapter xx th the xx
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Axxable servicing comment and documents in fxxe reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed onxx/xx/xxxxForeclosure complaint was fxxed onxx/xx/xxxxhxx. Foreclosure was in process to enter the judgment. But foreclosure was put on hold due to borrower had fxxed bankruptcy under chapter xx th the xxse #xx-xxxxx on date x/x/xx.
Bankruptcy Comments:According to the PACER, (borrower) had fxxed bankruptcy under chapter-xx th the xxse# xx-xxxxx on x/x/xx and the plan was confirmed onxx/xx/xxxxxxhedule D in voluntary petition dated x/x/xx states, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was fxxed by xx onxx/xx/xxxxin the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was fxxed on x/x/xx, which states that arrearage was included in the plan in the amount of xx and regular payment wxxl be paid directly to creditor. This plan was confirmed on x/x/xx.	The loan modifixxtion agreement was made between borrower and xx on xx/x/xx th the new modified unpaid principal balance is xx The interest bearing amount was xx th interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was x/x/xx and the maturity date wxxl be xx/x/xxxx. The balloon payment in the amount of xx is due on xx/x/xxxx.	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure	Field: Amortized Term (xxlculated) Loan xxlue: Tape xxlue:xxComment: Date based on modifixxtion, audit amount based on note Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Foreclosure put on hold due to BK.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 12/1/xx   Tape xxlue: xx/xx/xxxx xxriance: -20 (Days)   xxriance %:    Comment: Modifixxtion dated 12/1/xx per recorded agreement   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment string 0-4 used.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment string code 0-4 used.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xxTape xxlue: xx xxriance:    xxriance %:    Comment: Address per note   Tape Source: Initial   Tape Type:
Field: Property City   Loan xxlue: Town of Fond du Lac   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Note indixxtes address as xxth maxxing address as xx Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Loan closed as a construction perm refinance Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow acct dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiates business form dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4291916	xx	718	639	45.489%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$5,121.01	4.250%	$787.89	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reects that the subject mortxxge was originated on xx/xx/xxxxh the lender xx as nominee forxx
The chain of the assignment has not been completed. The latest assignment is from xx to xx.which was recorded on xx.
No active liens and judgments have been found axxinst the borrower and the property.
Annual combined taxes for the year of xx have been paid on xx/xx/xxxxn the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xxx, the borrower is current th the loan and the next due date for the regular payment is xx. The last payment was received on xx/xx/xxxxn the amount of xx which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The borrower is current th the loan and the next due for the regular payment is xx. The last payment was received on xx/xx/xxxxin the amount of xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
Unable to be determined the reason for the default of the borrower; however, the borrower wants to retain his property.
No loss mitixxtion activity has been initiated.
No foreclosure activity has been found.
Unable to be determined the occupancy and current condition of the subject property from the axxable loan servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower xxhad fxxed bankruptcy under chapter-xxxxon xx/xx/xxxxnd proposed chapter(doc#x)the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months. The POC was fxxed on xx/xx/xxxxh the POC amount of xx and the amount of arrearage is xx No comment has been found indixxting a cram down.  Last time bankruptcy was fxxed on xx/xx/xxxx
The Loan modifixxtion agreement was made on xx/xx/xxxxbetween the borrower xx. The borrower promises to make a monthly payment of $xxx.xx th the rate of interest x.xxx%, beginning from xx/xx/xxxxxxl the maturity date of xx/xx/xxxx. The new principle balance stated in the Modifixxtion is in the amount of xx however, the lender has deferred the amount of xx from the new principal balance. Hence, the interest-bearing amount is xx This modifixxtion does not contain a balloon provision.

Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: As per the note, amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -17 (Days)   xxriance %:    Comment: The loan was modified on xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 021111101100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The payment history string reversed is 001101111120. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required State Dixxlosures (Lvl x) "The subject property is loxxted at xx state. The follong required state dixxlosures are missing from the loan fxxe.
x.Fee Dixxlosure
x.Loan Applixxtion Notice
x.Servicer Dixxlosure
x.Notice of Change of Terms For Open-End Consumer Credit Contract
x.Dixxlosure of Debtor’s Waiver of Class Action"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Form is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26348592	xx	Unavailable	Not Applicable	32.497%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$18,910.53	8.000%	$404.79	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated onxx
 Active Judgments and Liens;
x) One state tax lien found pending axxinst the borrower xx
Property Tax Status;
x) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx on xx/xx/xxxxx) x installment county taxes for the year of xx are due for the amount of $xxx.xx txxl the due date of xx/xx/xxxxx) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx on xx/xx/xxxxx) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx on xx/xx/xxxxx) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx on xx/xx/xxxxx)  x installment county taxes for the year of xx have been paid in the amount of $xxx.xx on xx/xx/xxxxNo prior delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/xxxxhows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of $xxx.xx. The last payment was received according to the modifixxtion agreement made on effective date of xx/xx/xx.	Collections Comments:Collection comments axxable from xx/xx/xxxxxxl xx/xx/xxxxhows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of xx The current interest rate is x.xxx% th P&I in the amount of xx
The last payment was received according to the modifixxtion agreement made on effective date of xx/xx/xxxxThe borrower agree to pay the UPB of xx th interest rate of x.xxx % and P&I of $xxx.xx th fixed amortized type beginning from first payment date xx/xx/xxxxnd ends th the maturity date of xx/xx/xxxx.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
The foreclosure was not initiated in the loan.
The borrower Shirley Ann Grant had fxxed bankruptcy under chapter xx th thexx. The plan was confirmed onxx/xx/xxxx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx
The creditor had fxxed POC on xx/xx/xxxxn the claim amount of xx th arrearage in the amount of xx
xxhedule D under voluntary petition fxxed on xx shows amount of claim is xx xxlue of collateral thout deducting the xxlue of collateral is xx and unsecured portion is in the amount of xx	Loan Modifixxtion agreement was made between borrowerxx The borrower agree to pay the UPB of xx th interest rate of x.xxx % and P&I of $xxx.xx th fixed amortized type beginning from first payment date xx/xx/xxxxnd ends th the maturity date of xx/xx/xxxx. The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/xxxx. The UPB that has been amortized is xx as an interest bearing amount.	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx Comment: The amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 6/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -39 (Days)   xxriance %:    Comment: The Document Date of the Last Modifixxtion is 6/1/xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment reects the Payment History String as 012221212112.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Payment History String reversed is 211212122210.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: xxsh Out   Tape xxlue: Refinance   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase risk indixxtor is moderate as the loan is faxxing for interest rate test & dixxount fees test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the interest rate test as;
Interest Rate Test: FAxx xx.xxx% xx.xxx% +x.xxx%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is loxxted.
This loan faxxed the dixxount fee test as;
Dixxount Fee Test: FAxx $x,xxx.xx $x,xxx.xx +$xxx.xx.
The sum of all dixxount points is greater than x% of the original principal amount. Dixxount points means a charges, whether or not actually denominated as "dixxount points," that are paid by the seller or the buyer of residential real property to a residential mortxxge lender or that are deducted and retained by a residential mortxxge lender from the proceeds of the residential mortxxge. "Dixxount points" does not include the costs associated th settlement services as defined in RESPA."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds.""
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan Program Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  State. The follong required state dixxlosures are missing from the loan fxxe.
x.Equal Credit Axxabxxity Notice
x.Insurance Tying Dixxlosure
x.Non-Deposit Insurance Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Dixxlosure is missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to xxlculate operative index xxlue from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "Final HUD-x shows settlement date is xx/xx/xxxxhowever, note date is xx/xx/xxxx		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,600.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2515429	xx	641	Not Applicable	54.667%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$15,750.00	2.000%	$973.42	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x/x/xx shows the subject mortxxge was originated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior mortxxge axxinst subject property which is in the amount oxx
There is active civxx judgment lien axxinst subject property which is in the amount of xx recorded on xx/xx/xxxx fxxed byxx
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from xx/x/xx to xx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history axxable from xx/x/xx to xx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reects in the provided payment history is in the amount of xx
The debtor had fxxed the BK under the chapterxxand the plan was confirmed on xx/xx/xxxxThe POC was fxxed onxx/xx/xxxx The POC amount is xx and total arrearage amount is xx The xxhedule D of Voluntary Petition shows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx Therefore, the unsecured portion is xx The debtor was dismissed on xx/x/xx and the xxse was terminated on xx/xx/xxxx

Update:
As per the servicing comment dated xx/xx/xxxxthe borrower fxxed bankruptcy under Chapter xx thxx on xx/xx/xxxxAs per the servicing comment dated xx/xx/xxxxthe POC fxxed on xx/xx/xxxxAs per the servicing comment dated xx/xx/xxxxan amended Chapter xx plan was fxxed, and the plan was confirmed on xx/xx/xxxxAs per the servicing comment dated xx/xx/xxxx, BKxx was dismissed on xx/xx/xxxx.
As per the servicing comment dated xx/xx/xxxxthe borrower intends to surrender the property.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtor had fxxed the BK under the chapter xxthxx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxThe POC was fxxed onxx/xx/xxxx The POC amount is xx and total arrearage amount is xx The xxhedule D of Voluntary Petition shows that the amount of claim thout deducting the xxlue of the collateral is xx the xxlue of the collateral is xx Therefore, the unsecured portion is xx The debtor was dismissed on xx/x/xx and the xxse was terminated on xx/xx/xxxx	The loan was modified th an effective date of xx/xx/xxxxnd a new principal balance is xx to a step modifixxtion and the rate started from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xx th a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%.	Affxxiated Business Dixxlosure Missing Required State Dixxlosures Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: Tape xxluexxComment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Per information provided in the fxxe.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: xx/xx/xxxx Tape xxlue: xx/xx/xxxx xxriance: -1435 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Per information provided in the fxxe. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "List of service providers is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  state. The follong state dixxlosures are missing from the loan fxxe.
Anti-Coercion Notice
Title Insurance Dixxlosure
Radon xxs Dixxlosure
Insurance Sales Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17225826	xx	Unavailable	Not Applicable	53.591%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$678.14	xx/xx/xxxx	Financial Hardship	As of x/x/xx the Updated Title Report reects only the subject lien originated onxx/xx/xxxx The Chain of Assignment is complete th the latest assigned to xx. recordedxx/xx/xxxx The title searcher noted a title defect stating the address of the property is inaccurate or wrong on the datatape. The Assessor shows the property address as xx There are no delinquent taxes and the borrower is the sole owner listed.	The Payment History dated as of xx reveals that the borrower is delinquent for x months and next due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of xx and was placed into suspense. The last payment was applied onxx/xx/xxxxn the amount of $x,xxx.xx to the December xx payment. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx	Collections Comments:The Payment History dated as of xx reveals that the borrower is delinquent for x months and next due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of xx and was placed into suspense. The last payment was applied onxx/xx/xxxxn the amount of $x,xxx.xx to the December xx payment. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx
The loan was modified effectivexx/xx/xxxxh a new principal balance of xx after a principal reduction in the amount of xx th a fixed rate of x% and a P&I payment in the amount of $xxx.xx beginningxx/xx/xxxxntxx maturity date ofxx/xx/xxxx
The fxxe contains another loan modifixxtion agreement that is not executed dated xx that reects a new principal balance of xx th a fixed rate of x% th a P&I payment of xx beginning x/x/xx untxx maturity date of x/x/xxxx.  A final balloon payment of $x,xxx.xx on the interest bearing principal is due at maturity.  Unable to determine if this modifixxtion agreement is going to take effect as the servicing comments provided are only dated thruxx/xx/xxxxnd the payment history provided is only dated thru xx.
The fxxe contains a x month repayment plan shong payments of $x,xxx.xx/month from xx/xx/xxxxntxxxx/xx/xxxxhat would bring the account current.  The servicing comments dated xx/x/xx reect this repayment plan offer however the borrower advised the servicer on xx/xx/xxxxhat she is unable to afford the payment plan.  Reason for delinquency is Curtaxxment of Income.
There is no indixxtion of a post origination Bankruptcy fxxings.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The loan was modified effectivexx/xx/xxxxh a new principal balance of $xxxk after a principal reduction in the amount of xx th a fixed rate of x% and a P&I payment in the amount of xx beginningxx/xx/xxxxntxx maturity date ofxx/xx/xxxx
The fxxe contains another loan modifixxtion agreement that is not executed dated xx that reects a new principal balance of xx th a fixed rate of x% th a P&I payment of xx beginning x/x/xx untxx maturity date of x/x/xxxx. A final balloon payment of $x,xxx.xx on the interest bearing principal is due at maturity. Unable to determine if this modifixxtion agreement is going to take effect as the servicing comments provided are only dated thruxx/xx/xxxxnd the payment history provided is only dated thru xx.	Affxxiated Business Dixxlosure Credit Report Document Shong a Index Numerixxl xxlue	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: As per note in the fxxe, the amortized term is xx months however the loan has been modified since origination. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: $1304.34   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: 43 (Days)   xxriance %:    Comment: As per modifixxtion in the fxxe.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -5 (Days)   xxriance %:    Comment: As per original note in the fxxe, the first payment date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original LTV Ratio is xx however the tape data reects xx which appears to be due to rounding.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String is 321111111010.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String Reversed is 010111111123.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: 4 (Days) xxriance %: Comment: Stated Maturity Date per the Note isxx/xx/xxxxhowever the loan has been modified since origination. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The HUD is not executed by the borrower."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Risk Indixxtor is moderate due to faxxing the Txx right of rexxission test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA right of rexxission test. Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ) The funding date is before the third business day follong consummation. The consumer may exercise the right to rexxind untxx midnight of the third business day follong consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material dixxlosures, whichever occurs last.
Unable to determine the funding date by the documents provided in the fxxe.  The loan closed onxx/xx/xxxxnd there was no interest charged on the HUD.  The first payment was due onxx/xx/xxxx
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Not all borrowers signed Txx (Lvl x)     "The Txx is not executed by the borrower."
* Operative Index Numerixxl xxlue Unaxxable based on lender docs (Lvl x)     "The Note at origination is an adjustable rate; unable to determine the operative index xxlue used by the lender at origination."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The Required Affxxiated Business Dixxlosure is missing from the fxxe."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR was not hand dated by the borrower."
																									* Txx not hand dated (Lvl x) "The Txx is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			640	Not Applicable
71222950	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$1,371.54	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxshows that the subject mortxxge was originated onxx/xx/xxxxh the lender xx
The chain of the assignment has been completed. The current assignment is th xx. which was recorded on xx.
There is a junior mortxxge in the favor ofxx
There are two IRS liens in the favor oxx
There are two state tax liens in the favor of the State of xx
There is a civxx judgment in the favor of xx
There is a civxx judgment in the favor of xx
x installment of county jurisdiction tax of xx/xx has been delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx good through txxlxx/xx/xxxxx installment of county jurisdiction tax of xx/xx has been delinquent in the amount of $x,xxx.xx which was due on xx and good through txxlxx/xx/xxxxAnnual installment of county jurisdiction tax of xx/xx has been delinquent in the amount of $xx,xxx.xx which was due onxx/xx/xxxx good through txxlxx/xx/xxxxAnnual installment of county jurisdiction tax of xx/xx has been delinquent which was due onxx/xx/xxxx good through txxlxx/xx/xxxxThe amount is unaxxable.	According to the payment history as of xx, the borrower has been delinquent for x months. The last payment was received on xx/x/xx, which was applied for the due date of xx/x/xx and the next due date for payment is xx/x/xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of xx The UPB reected as per the payment history is in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for x months. The last payment was received on xx/x/xx, which was applied for the due date of xx/x/xx and the next due date for payment is xx/x/xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected as per the payment history is in the amount of xx
The reason for the default is a famxxy emergency.
The Step modifixxtion agreement was signed between the Jxx
The Unpaid principal Balance is xx th interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly  P&I of $x,xxx.xx beginning from xx/x/xx. The maturity is x/x/xxxx. A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.
The borrower xx
No evidence has been found rexxrding the foreclosure proceedings on the subject property in the latest servicing comments.
the subject property is Owner occupied. The latest BPO is not axxable.  Recent servicing comments do not reect a damage pertaining to the subject property.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx	This Step modifixxtion agreement was signed between thexx
The Unpaid principal Balance is xx th interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/x/xx. The maturity is x/x/xxxx. A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
Initial Exxrow Acct Dixxlosure
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 9/1/xx   Tape xxlue:xx/xx/xxxx xxriance: -20 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is 9/1/xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -4 (Days)   xxriance %:    Comment: First payment date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 10/1/xx   Tape xxlue: 10/1/xx   xxriance: -1096 (Days)   xxriance %:    Comment: Mod step 1 date is 10/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 1 rate is 2.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 10/1/xx   Tape xxlue: 10/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: Mod step 2 date is 10/1/xx.   Tape Source: Initial   Tape Type: xx
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 2 rate is 3.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 10/1/xx   Tape xxlue: 10/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: Mod step 3 date is 10/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 3 rate is 4.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 10/1/xx   Tape xxlue: 10/1/xx   xxriance: -365 (Days)   xxriance %:    Comment: Mod step 4 date is 10/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 4 rate is 5.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan xxlue: 10/1/xx   Tape xxlue: 10/1/2024   xxriance: -366 (Days)   xxriance %:    Comment: Mod step 5 date is 10/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Mod step 5 rate is 6.500%.   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: Unaxxable   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Appraisal is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Unaxxable   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Appraisal is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per Original note, stated P&I is $2,996.62.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: payment history string is 432100100000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: payment history string reversed is 000001001234. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion / xxxx is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed thexx
This loan faxxed the TxxA right of rexxission test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA APR Test: FAxx Loan Data x.xxx% Comparison Data x.xxx% xxriance -x.xxx%
This loan faxxed the TxxA APR test. The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
TxxA Right of Rexxission Test: FAxx
This loan faxxed the TxxA right of rexxission test.
The funding date is before the third business day follong consummation.
The consumer may exercise the right to rexxind untxx midnight of the third business day follong consummation,"
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow account dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong dixxlosures are missing from the loan fxxe.
x. Impound Account Dixxlosure.
x. Cosigner Notice.
x. Prixxte Mortxxge Insurance Dixxlosure.
x. Hazard Insurance Dixxlosure.
x. Insurer RecommendationDixxlosure.
x. Anti-Tying Dixxlosure.
x. Prixxcy Notice.
x. Notice of Right to Copy of Appraisal.
x. Applixxtion for Credit-Married Persons.
xx. Fair Debt Collection Notice.
xx. Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35920853	xx	759	Not Applicable	27.318%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxxthe subject mortxxge was originatexx The chain of the assignment has not been completed. The last assignment is fromxx There is one judgment axxinst the borrower,xx There is Cxx Combined annual taxes for the year of xx and xx have been paid in the total amount of $xxxx.xx. Combined annual taxes for the year of xx are delinquent in the total amount of $xxxx.xx which was due on xx/xx/xxxxThese taxes were good through txxl xx. Tax notes shows that there is bankruptcy alert for xx delinquent taxes.	According to latest payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance as per tape data is in the amount of xx The borrower had made the last payment according to order confirming chapter xx dated xx/xx/xxxxh the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe unpaid principal balance as per tape data is in the amount of xx The borrower had made the last payment according to order confirming chapter xx dated xx/xx/xxxxh the interest rate of x.xxx % and P&I of $xxx.xx. The borrowerxx had fxxed the prior bankruptcy under chapter xx th thexx. According to voluntary petition xxhedule D, the xxlue of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reected in the amount of xx POC had fxxed by the creditor, “xx, on xx/xx/xxxxor the secured claim amount of xx and the amount of arrearage is xx According to order confirming chapter xx plan datedxx the total claim amount is xx and the allowed secured amount of the creditor, “xxfor the subject property to be paid through the plan is in the amount of xx th the interest rate of x.xx% and P&I of $xxx.xx beginning from xx/xx/xxxxxxl xx/xx/xxxx. Therefore, there is cram down in the amount of $ xx as the claim of the subject creditor was cram down to xx
The xxse was terminated on xx/xx/xxxxAccording to comment dated xx/xx/xxxxthe subject property has been sold to xx
The creditor,xx
According to order of confirming chapter xx plan dated xx/xx/xxxxthe total claim amount is xx and the allowed secured amount for the subject property to be paid through the plan is in the amount of xx th the interest rate of x.xx% and P&I of $xxx.xx beginning from x/x/xx txxl x/x/xxxx. Order to close the xxse was fxxed on xx/xx/xxxxMotion to Reopen Chapter xx xxse was fxxed on xx/xx/xxxxnd order for Debtor’s Motion to Reopen xxse for the purpose of enforcing the terms of the Debtor’s Confirmed Plan was fxxed on xx/xx/xxxxOrder to close the bankruptcy xxse was fxxed on xx/xx/xxxxThe sale was axxin xxheduled on xx/xx/xxxxFurther sale was xxncelled due to Motion to Reopen Chapter xx xxse was fxxed on xx/xx/xxxxnd order for Debtor’s Motion to Reopen xxse for the Purpose of enforcing the terms of the Debtor’s Confirmed Plan was fxxed on xx/xx/xxxxurrently foreclosure is hold due to the loan is active bankruptcy.
According to comment dated xx/xx/xxxxthe subject property needs to be repaired. Interior paint need to be done to the subject property. The estimated cost of repair was xx However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide a information rexxrding the damages and we also don’t have a latest BPO to verify the property condition. No detaxxs have been found rexxrding the insurance claim.

Foreclosure Comments:According to comment dated xx/xx/xxxxthe subject property has been sold to xx
The sale was axxin xxheduled on xx/xx/xxxxFurther sale was xxncelled due to Motion to Reopen Chapter xx xxse was fxxed on xx/xx/xxxxnd order for Debtor’s Motion to Reopen xxse for the Purpose of enforcing the terms of the Debtor’s Confirmed Plan was fxxed on xx/xx/xxxxurrently foreclosure is hold due to the loan is active bankruptcy.

Bankruptcy Comments:The borrower, “xx
Motion for Relief from Stay was fxxed on xx/xx/xxxxAccording to order of confirming chapter xx plan dated xx/xx/xxxxthe total claim amount is xx and the allowed secured amount for the subject property to be paid through the plan is in the amount of xx th the interest rate of x.xx% and P&I of $xxx.xx beginning from x/x/xx txxl x/x/xxxx. Order to close the xxse was fxxed on xx/xx/xxxxMotion to Reopen Chapter xx xxse was fxxed on xx/xx/xxxxnd order for Debtor’s Motion to Reopen xxse for the purpose of enforcing the terms of the Debtor’s Confirmed Plan was fxxed on xx/xx/xxxxThe borrower,xxhad fxxed the prior bankruptcy under chapter xx th thexx. According to voluntary petition xxhedule D, the xxlue of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reected in the amount of xx POC had fxxed by the creditor, “xx, ” on xx/xx/xxxxor the secured claim amount of xx and the amount of arrearage is xx According to order confirming chapter xx plan datedxx, the total claim amount is xx and the allowed secured amount of the creditor, “xx for the subject property to be paid through the plan is in the amount of xx th the interest rate of x.xx% and P&I of $xxx.xx beginning from xx/xx/xxxxxxl xx/xx/xxxx. Therefore, there is cram down in the amount of $ xx as the claim of the subject creditor was cram down to xx
The xxse was terminated on xx/xx/xxxx	Not Applixxble	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Mortxxge Insurance	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: Original term is xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Foreclosure activity has been found in the collection comment.   Tape Source: Initial   Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: Not applixxble.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: Not Applixxble   Tape xxlue: 11/1/xx   xxriance:    xxriance %:    Comment: Not applixxble.   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The appraised xxlue is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The payment history string reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: 5/1/xx8 Tape xxlue: 11/1/2053 xxriance: -5663 (Days) xxriance %: Comment: The maturity date is xx/xx/xxxx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* MI, FHA or MIC missing and required (Lvl x)     "This is a conventional loan. LTV at the origination was xx. Final xxxx and HUD-x reect monthly MI in the amount of xx however, MI certifixxte is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx. The follong required state dixxlosures are missing from the loan fxxe.
x.Amortization xxhedule Dixxlosure
x.Credit Property Insurance Dixxlosure
x.Fee Agreement
x.Priority of Security Instrument Dixxlosure
x.Attorney Selection Dixxlosure"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6824962	xx	Unavailable	Not Applicable	23.995%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$378.34	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated onxx/xx/xxxx it was recorded on x/x/xx in favor of xx
There is one state tax lien axxinst the borrower in the amount of $x,xxx.xx in favor of xx

There is one real estate tax lien on the subject property in favor of xx
 The subject property is loxxted in State of xx. There is a risk of the property to be getting foreclosed due to above unpaid lien. This xxn be cured if above unpaid lien wxxl paid in full th unpaid interest and late fees.

There is one senior mortxxge recorded onxx/xx/xxxxx in the amount of xx in favor oxxmortxxges. The final HUD-x reects payoff in the amount of xx toxx Possible title claim xxn be fxxed. It xxn be cure if release of mortxxge is made and recorded.
Review of latest payment history shows that the loan is performing. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx th interest rate of x.xx% for the due date ofxx. The next due date is xx. The latest payment history reects the UPB in the amount of xx	Collections Comments:The loan is performing. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx th interest rate of x.xx% for the due date ofxx. The next due date is xx. The latest payment history reects the UPB in the amount of xx
The Loan Modifixxtion agreement was made on an effective date ofxx betweenxxThe new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of xx th new interest rate of x.xx%. The first payment had begun from xx and ends th the maturity date of x/x/xx.

According to the updated title report dated xx the subject mortxxge is at lower lien position as  there is one real estate tax lien on the subject property in favor ofxxwhich was recorded onxx/xx/xxxxThe subject property is loxxted in State of xx. There is a risk of the property to be getting foreclosed due to above unpaid lien. This xxn be cured if above unpaid lien wxxl paid in full th unpaid interest and late fees.

According to the Updated Title Report dated xx the subject mortxxge was originated onxx/xx/xxxxnd it was recorded on x/x/xx. There is one senior mortxxge recorded onxx/xx/xxxxx in the amount of xx in favorxx The final title policy at the origination does not reect a exception for a senior mortxxge. It shows a clear title. Possible title claim xxn be fxxed. It xxn be cure if release of mortxxge is made and recorded.

No comments have been found rexxrding the foreclosure proceedings.
Bk was not fxxed by borrower since origination.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The Loan Modifixxtion agreement was made on an effective date ofxx between xx The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx th new interest rate of x.xx%. The first payment had begun from xx and ends th the maturity date of x/x/xx.	Affxxiated Business Dixxlosure Credit Report	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue: xx% Comment: Audit xxlue amortized term reects most recent modifixxtion from xx which has no step rate plan. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx   Tape xxlue: 1/1/xx   xxriance: 1186 (Days)   xxriance %:    Comment: Audit xxlue doc date of last modifixxtion reects most recent modifixxtion from xx which has no step rate plan.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: Not Applixxble   Tape xxlue: 1/1/xx   xxriance:    xxriance %:    Comment: Audit xxlue Mode step rate refelctas reects most recent modifixxtion from xx whihc has no step rate plan.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: Not Applixxble   Tape xxlue: 1/1/xx   xxriance:    xxriance %:    Comment: Audit xxlue Mode step rate reects most recent modifixxtion from xx which has no step rate plan.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Pay String reversed per pay history is 03xx2111111   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Pay String reversed per pay history is 111111204230.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxluxx   Tape xxlue:xx  xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: 8/1/xx Tape xxlue: 9/1/2025 xxriance: xx (Days) xxriance %: Comment: Audit xxlue stated maturity date is most recent modifixxtion maturity date. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "“This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds.""
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6948952	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.625%	$436.02	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortxxge was originated onxx/xx/xxxxhxx
The chain of the assignment has been completed currently. The mortxxge is th xx and was recorded on xx/x/xx.
No outstanding liens/judgments axxinst borrower/property.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been loxxted for the prior year.
Review of updated payment history, the subject loan is currently delinquent for +xx days and the next due date of payment is xx. The last payment was received onxx/xx/xxxxn the amount of xx for the due date of x/x/xx. The UPB as of the date is mentioned in the updated payment history is in the amount of xx	Collections Comments:Comment history is axxable from xx/x/xx txxlxx/xx/xxxxHowever, we required latest xx months comments history. Comments are missing from x/x/xx to xx/xx/xxxxnd from xx txxlxx/xx/xxxxBorrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Update:
As per comment datedxx/xx/xxxx, the RFD is xxlness of borrower.
As per the comment dated xx/x/xx, xx, the borrower stated that the property had a plumbing issue. The plumbing is broken, and there is rushing water. Further detaxxs not provided.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between the borrower and lender onxx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx beginning from x/x/xx. The new principal balance is xx The maturity date is x/x/xxxx. Rate wxxl be changed in x steps.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: Tape xxlue:xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue: 3/7/xx   xxriance: -11 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -4 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: xx   Tape xxlue: 3/1/xx   xxriance: -1826 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 3/1/xx   Tape xxlue: 3/1/2024   xxriance: -366 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: -0.375%   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: $157000.00 xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA APR test:  Charged x.xxx% Allowed x.xxx% Over By -x.xxx%."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA APR test:  Charged x.xxx% Allowed x.xxx% Over By -x.xxx%.
This loan faxxed the TxxA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing from the loan fxxe.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Dixxlosure of Additional Fees"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63963365	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.350%	$390.06	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortxxge was originated onxx
The chain of assignment is incomplete, as no assignments have been found. The last assignment should be th ‘xx.’
No delinquent taxes have been found.
No active judgments/liens have been found.
The combined taxes for the year of xx have been paid off in amount of $xxx.xx.

The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo txxl date. The delinquency has been done for more than x month. The last payment was received in the amount of xx which was applied for the due date of xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modifixxtion terms th interest rate is xx.xxx% and P&I is $xxx.xx.
Collections Comments:According to BPO reportxx subject property is occupied by owner and visible damage/repairs have been found. Prior BPO report xx dated xx/xx/xxxxhows that the property was damaged for this estimated repairs amount is $x,xxx.xx. Review of collection comment does not reects about damage/repairs.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo txxl date. The delinquency has been done for more than x month. The last payment was received in the amount of xx which was applied for the due date of xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx The borrower made the last payment as per the modifixxtion terms th interest rate is xx.xxx% and P&I is $xxx.xx.

The loan modifixxtion agreement was made between xx The first modified payment is stxxl due for the date of xx/xx/xxxxnd the new maturity date wxxl be xx/xx/xxxx. The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modifixxtion terms th interest rate of x.xx% and modified P&I $xxx.xx.

 The Loan was modified into x steps.
 x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: xx.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx
No evidences have been found rexxrding foreclosure and bankruptcy fxxing.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The loan modifixxtion agreement was made betweenxx effective date isxx/xx/xxxxThe first modified payment is stxxl due for the date of xx/xx/xxxxnd the new maturity date wxxl be xx/xx/xxxx. The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modifixxtion terms th interest rate of x.xx% and modified P&I $xxx.xx.

 The Loan was modified into x steps.
 x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: xx.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan xxlue: No Documentation   Tape xxlue: Full Documentation   xxriance:    xxriance %:    Comment: No documentation.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -5 (Days)   xxriance %:    Comment: Original note doc date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Data from the Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string 22222222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Payment history string reversed 22222222222222. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State; however, required state dixxlosures are missing from loan fxxe.
Placement of Insurance Dixxlosure
xx Consent to Dixxlosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88060235	xx	Unavailable	Not Applicable	44.166%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	10.290%	$613.40	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe subject mortxxge was originated onxx/xx/xxxxIn the subject mortxxge whxxe doing assignment lexxl mismatch found in which wrong document reference had been given asxx where It should be Bk/Pg xx according to title report.
Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reected in the amount of xx	Collections Comments:Servicing comments are axxable of only of x months fromxx/xx/xxxxoxx/xx/xxxxnd missing from x/x/xx to xx/xx/xxxxAccording to axxable servicing comments subject mortxxge is in Bankruptcy fxxed on x/x/xx in which plan confirmed recently onxx/xx/xxxxAccording axxable payment history as of dated xx, the borrower is currently delinquent for x months and loan is in collections where the next due date isxx/xx/xxxxThe last payment was received onxx/xx/xxxxn the amount of $xxx.xx. The unpaid principal balance is reected in the amount of xx Borrower has been maxxpayments as per the modifixxtion agreement dated x/x/xx th the interest rate of xx.xxx % and P&I of $xxx.xx.
No information found rexxrding damage in subject mortxxge.
No information found rexxrding litixxtion in subject mortxxge.
No information found rexxrding foreclosure in subject mortxxge.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower,xx
POC was fxxed onxx/xx/xxxxin the secured claim amount xx and an arrearage for $.xx amount. Motion for Relief From Stay fxxed on x/x/xx. xxse is currently active.
This modifixxtion agreement was made between the borrower, “xxAccording to modified terms, the new principal balance is xx and no balance is deferred, interest-bearing amount $xx,xxx.xx and principal forgiven in the amount of $x.xx. Borrower promises to pay th step interest rate of x.xx% for xx months period, x.xx% for xx months terms, x.xx % for xx months terms and xx.xx for remaining xxx months terms beginning from x/x/xx. The stated maturity date is x/x/xxx.	Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures	Field: Payment History String Loan xxlue: xx Tape xxlue: xx |---| |----| Comment: According to review PH string is 223MMMM44444. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: According to review PH string is 44444MMMM322 in reversed.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: xxsh Out Tape xxlue: Refinance xxriance: xxriance %: Comment: Purpose of transaction per Hud-1 is xxsh out according to review. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase risk indixxtor shows moderate due to TxxA Finance Charge Test & TxxA Foreclosure Rexxission Finance Charge Test faxxed."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "ComplianceEase state regulations test faxxed due to Interest Rate Test faxxed.

This loan faxxed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lenders license type in the state where the property is loxxted."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is xx The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.

This loan faxxed the TxxA foreclosure rexxission finance charge test. (xx
The finance charge is x The dixxlosed finance charge of xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in state of . The follong state dixxlosure is missing from the loan fxxe.
Choice of Insurance Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
541623	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$5,007.05	4.625%	$569.43	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xxx shows the subject mortxxge was originated onxx
Active judgments and liens found pending are as follows:
There is junior mortxxge axxinst subject property which is in the amount ofxx
There is active civxx judgment lien axxinst subject property which is in the amount xx
Annual county taxes for the year of xx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from xx to x/x/xx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history axxable from xx to x/x/xx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date is xx. Current UPB reects in the provided payment history is in the amount of xx The debtor had fxxed the BK under the chapterxx. The debtor was dixxharged on xx/xx/xxxxnd xxse was terminated on xx/xx/xxxx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtor had fxxed the BK under the chapterxxe debtor was dixxharged on xx/xx/xxxxnd xxse was terminated on xx/xx/xxxx	Loan Modifixxtion agreement was made between borrower and lender on effective date of x/x/xx.
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on x/x/xx and ends th the maturity date of x/x/xxxx.
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Missing Required State Dixxlosures Origination Appraisal Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: Updated per Note Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Updated per Bankruptcy documents   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 4/1/xx   Tape xxlue: 4/9/xx   xxriance: -8 (Days)   xxriance %:    Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Updated per Payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue:xx Tape xxlue:xx xxriance: xxriance %: Comment: Updated per Note Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan fxxe. And estimated HUD-1/Fee itemization/GFE are also not axxable in the loan fxxe."	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  state. The follong state dixxlosures are missing from the loan fxxe.
Anti-Coercion Notice
Title Insurance Dixxlosure
Radon xxs Dixxlosure
Insurance Sales Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66506012	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,167.05	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originatedxx
The chain of assignment has been completed. Currently, the assignment isxx
There is one HOA lien axxinst the subject property in the favor of xx
First and second county installment taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No, a prior year delinquency taxes are axxable.
As per the payment history as of xx, the borrower is currently maxxthe regular payment and next due date isxx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx th an interest rate of x.xx%. The new UPB is reected in the amount of xx	Collections Comments:As per the servicing comment as ofxx/xx/xxxxthe loan is currently active in the bankruptcy and next due date isxx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx th an interest rate of x.xx%. The new UPB is reected in the amount of xx
The loan was modified once since origination. The borrower has been maxxthe payments as per the modifixxtion agreement which was made on x/x/xx between the borrowerxx
The borrower xxfxxed bankruptcy under chapter xx th thexx The plan was confirmed onxx/xx/xxxx
As per the comment dated xx/xx/xxxxthe loan is disputing for HAMP xk incentive was never applied to this loan. The same comment date stated that the HAMP dispute issue xxnnot complete thout written notice from borrower. The comment dated xx/xx/xxxxtated that the borrower was requesting for fees to be waived. As per the comment dated xx/xx/xxxxthe borrower was disputing for personal bank due to the fraud. The same comment date stated that the CB has been removed from dispute.
The subject property is owner occupied. No, a damage and repairs have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower Lucia Elena Rubens had fxxed bankruptcy under chapter xx th the xx The plan was confirmed onxx/xx/xxxxThe debtor was promise to pay for trustee in the amount of xx for x months, xx for x months and xx for xx months. The POC was fxxed byxxfor the secured claim amount is xx and arrearage amount is xx The xxhedule D of Voluntary Petition shows that the amount of claim is xx and the xxlue of the collateral is xx Therefor unsecured portion amount xx	The loan was modified once since origination. The borrower has been maxxthe payments as per the modifixxtion agreement which was made on x/x/xx between the borrower xx. As per the modified terms, the new principal balance is xx The loan was modified in x steps beginning on x/x/xx txxl maturity date of xx/x/xxxx. The borrower is currently maxxthe payments as per the xth steps in the amount of xx th an interest rate of x.xx%.

Credit Report Initial Exxrow Acct Dixxlosure	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: Amortized term is xx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan xxlue: xxrcia   Tape xxlue: RUBENS   xxriance:    xxriance %:    Comment: Borrower #2 last name is xxrcia.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 3/1/xx   Tape xxlue: 4/1/xx   xxriance: -31 (Days)   xxriance %:    Comment: Doc date of last modifixxtion is 3/1/xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan xxlue: 7/1/xx   Tape xxlue: 5/1/xx   xxriance: 61 (Days)   xxriance %:    Comment: First payment date is 7/1/xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Interest only period is yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan xxlue: xx/xx/xxxx Tape xxlue: 3/9/xx   xxriance: -144 (Days)   xxriance %:    Comment: Original note doc date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original stated P&I is $2052.96.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 00MMMMM0000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Reversed payment history string is 0000MMMM00.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxluexx Tape xxlue:xxriance: xxriance %: Comment: Property address street isxx	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Provider Document is missing from the loan fxxe."
																									* Operative index xxlue is unable to confirm (Lvl x) "The operative index xxlue is unable to be determined in the axxable loan fxxes."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26935404	xx	690	Not Applicable	58.875%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$76,400.00	5.000%	$237.57	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortxxge was originated onxx
There are a couple of outstanding liens/judgments axxinst borrower/property are as follows.
x. There is civxx judgment on the subject property in the amount of $xxxx.xx which was recorded on xx/xx/xxxx fxxed byxx
County taxes have been paid in the amount of $xxx.xx.
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx on x/x/xx which was applied for the due date ofxx. The next due date is xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Comment loxxtorxx
xx
Comment history is axxable from x/x/xx to x/x/xx and from x/x/xx txxl x/x/xx. However, we required latest xx months comments history. Comments are missing from x/x/xx txxl xx/xx/xxxxBorrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Update:
No additional information was found in recent collection comments review
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Loan modifixxtion agreement was made between the borrower and lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx beginning from x/x/xx. The new principal balance is xx The deferred balance is xx and interest bearing amount is xx
.. The maturity date is xx/x/xxxx.	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xxComment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 2/8/xx   Tape xxlue: 1/1/xx   xxriance: 2595 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Property Address Street Loan xxlue:xx Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings			* Missing Required Dixxlosures (Lvl x) "List of service providers is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38142964	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.125%	$812.65	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reects that the subject mortxxge was originated on xx/xx/xxxxth the lender xx
There is a State tax lien in the amount of xx in the favor of xx recorded on xx/xx/xxxxThere is a Civxx Judgment axxinst the borrowerxx
There is a Civxx Judgment which is not axxinst the borrower it is xx
Annual combined taxes for the year of xx have been paid onxx/xx/xxxxn the amount of $xxx.xx.
Annual combined taxes for the year of xx-xx have been paid onxx/xx/xxxxn the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx, the borrower is currently performing and the next due date for payment isxx. The last payment received date was xx and it is in the amount of $xxx.xx. The UPB reected in the latest payment history is in the amount of xx

Collections Comments:The present status of the loan is in performing and the next due date for payment isxx.
The reason for default from the servicing comments is unable to be determined.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:As per the document loxxted atxx the fxxe was referred to an attorney onxx/xx/xxxxNo further detaxxs have been found about foreclosure in collection comments.

Bankruptcy Comments:Not Applixxble	The Loan modifixxtion agreement was made on x/x/xx, between the borrower xxThe borrower promises to make a monthly payment of $xxx.xx th the rate of interest x.xxx%, beginning from x/x/xx txxl the maturity date x/x/xxxx. The new principle balance stated in the Modifixxtion is in the amount of xx The deferred amount has not been given in the modifixxtion. Hence, the interest-bearing amount is xx This modifixxtion does not contain a balloon provision. The loan has been modified only once since origination.
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rexxission	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxluexx Comment: As per Note the amortized term is xx. However, tape reects 650. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan xxlue:  Jr   Tape xxlue:    xxriance:    xxriance %:    Comment: As per Note the borrower name is xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per the document there are detaxxs about foreclosure. However, tape reects No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue: 1/1/xx   Tape xxlue: 2/1/xx   xxriance: -31 (Days)   xxriance %:    Comment: As per Mod the last mod date is 1/1/xx. However, tape reects 2/1/xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per Payment History, the String is 000000000000. However, tape reects it as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: As per Payment History, the String Reversed is 000000000000. However, tape reects xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan fxxe along th itemization and estimated HUD-1."	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers Dixxlosure is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Dixxlosure Document is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11484033	xx	647	Not Applicable	34.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx, reects that the subject mortxxge was originated onxx/xx/xxxxth the lenderxx Registration Systems, Inc it is missing from xx. A junior mortxxge was originated onxx/xx/xxxxn the amount xx No active judgments or liens have been found axxinst the borrower. Annual combined taxes for the year of xx have been paid onxx/xx/xxxxn the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	According to a review of the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for x month and the next due date for payment is xx. The last payment received date wasxx/xx/xxxxnd it is in the amount of $xxx.xx. The UPB reected in the latest payment history is in the amount of xx	Collections Comments:The loan is currently active in Collections and the next due date for payment is xx.
The reason for default from the servicing comments is Divorce/ Marital Problems.
According to the BPO report dated x/x/xx loxxted atxx the subject property’s exterior trim needs painting Trim around xxrage doors and replace small piece of missing siding.. The total cost of estimated repair was in the amount of xx The As-Is price listed in the amount of $xxx,xxx and As-Is repaired price is $xxx,xxx. No detaxxs were found rexxrding the insurance claim. The estimated repairs is $xxx. The comments related to repair is unaxxable. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Chapter x fxxed xx/xx/xxxxnd dixxharged x/x/xx. Reaffirmation of the subject mortxxge fxxledxx/xx/xxxxPacer documents did not included POC. Reaffirmation document on record.
x/x/xx x/x/xx
Brian Antho Tonn and Lori xx Tonn	Not Applixxble	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: As per PACER there is BK. However, tape reects No. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per Payment History, the String is 21111111111112111. However, tape reects xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per Payment History, the String Reversed is 1112111111112. However, tape reects xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: xxsh Out   Tape xxlue: Refinance   xxriance:    xxriance %:    Comment: As per HUD-1 the purpose is xxsh Out. However, tape reects Refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "TxxA Finance Charge Test: Result:FAxx; Loan Data: xx Data: $xxx,xxx.xx; xxriance: -xx
TxxA Foreclosure Rexxission Finance Charge Test: Result:FAxx; Loan Data: xx Comparison Data:$xxx,xxx.xx; xxriance:-xx
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test: Result:FAxx; Loan Data: xx Data: $xxx,xxx.xx; xxriance: -xx
This loan faxxed the TxxA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is xx The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.
TxxA Foreclosure Rexxission Finance Charge Test: Result:FAxx; Loan Data: xx Comparison Data:$xxx,xxx.xx; xxriance:-xx
This loan faxxed the TxxA foreclosure rexxission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  state. The follong state dixxlosures are missing from the loan fxxe.
Explanation of Personal Oblixxtion
Marital Property Act Dixxlosure
Pre-Applixxtion Fee Dixxlosure
Choice of Insurance Dixxlosure
Exxrow Dixxlosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
* Property is Manufactured Housing (Lvl x)     "Home is not affixed. According to an appraisal report dated x/x/xx loxxted at xx the subject property type is Manufactured home. Neither VIN# listed on the mortxxge or mortxxge lexxl dexxription. No affidavit of affixation was found in the loan fxxe. According to the Land Loxxtion Endorsement attached th the Final title policy loxxted atxx, the title compa assured that the property is Single famxxy dwelling.  According to the tax certifixxte attached th the updated title shows separate assessment for land and buxxding. Also, as per the seller’s tape data, the subject property type is Manufactured Housing."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Originated over x years from dxxigence review date"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42006899	xx	505	Not Applicable	39.314%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows the subject mortxxge was originated on xx/xx/xxxxhich was recorded onxx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx-xx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history axxable from x/x/xx to xx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active collections.
Review of the payment history axxable from x/x/xx to xx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx
Axxable servicing comment shows the subject property is owner occupied.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Amortized Term (xxlculated) Loan xxlue: Tape xxlue: xx % Comment: Amortized term is , tape shows xx Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan xxlue: xx   Tape xxluexxe   xxriance:    xxriance %:    Comment: ARM index type is LIBOR-One year WSJ, tape shows LIBOR One year Fannie Mae   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: Interest only period is yes, tape shows No   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan xxlue: 1/1/xx   Tape xxlue: 1/1/xx   xxriance: 365 (Days)   xxriance %:    Comment: Next rate change date is 1/1/xx, tape shows 1/1/xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original standard LTV is xx tape shows xx   Tape Source: Initial   Tape Type: xx
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original stated PI is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment history string is 12121212331xx0, tape shows 321221xx000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all borrowers."	* Missing Required State Dixxlosures (Lvl x) "The subject property is loxxted in xx state. The required State dixxlosures are missing from the loan fxxe.
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
x.Notice of Right to Copy of Appraisal
x.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from loan fxxes."
																									* Settlement date is different from note date (Lvl x) "Settlement date is xx/xx/xxxxhich is different from note dated xx/xx/xxxx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69528416	xx	Unavailable	Not Applicable	50.803%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.250%	$311.51	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated oxx The chain of assignment has been completed. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for x months. The last payment was received on xx in the amount of $xxx.xx that was applied for the due date of x/x/xx. The next payment is due on xx/x/xx. As per payment history, the current UPB is xx	Collections Comments:The loan is in collections. The borrower is not maxxpayments regularly. The borrower is delinquent for x months. The last payment was received on xx in the amount of $xxx.xx that was applied for the due date of x/x/xx. The next payment is due on xx/x/xx. No evidence of foreclosure & bankruptcy has been found. The loan was modified in xx/xx/xxxxh first modified payment for x/x/xx and the new maturity date wxxl be xx/x/xxxx. The borrower wants to keep the subject property. No information has been found rexxrding condition & occupancy of subject property.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	The loan modifixxtion agreement was made between xxThe first modified payment is stxxl due for x/x/xx and the new maturity date wxxl be xx/x/xxxx. The new modified unpaid principal balance is xx modifixxtion rate would be x.xxx % and modified P&I is $xxx.xx.	Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures Origination Appraisal	Field: Amortized Term (xxlculated) Loan xxlue: xx Tape xxlue:xxComment: Amortized Term is xx however the tape data shows 630. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modifixxtion   Loan xxlue:xx/xx/xxxx Tape xxlue: 7/1/xx   xxriance: -15 (Days)   xxriance %:    Comment: Doc date of Last Modifixxtion isxx/xx/xxxxowever the tape data shows 7/1/xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: Original balance is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Original Standard LTV(OLTV) is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String reversed is 333333333222221 however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Payment History String reversed is 12222222333333 however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx   Tape xxlue:xx 207 Variance:    xxriance %:    Comment: Property address street isxx
Field: Property City   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Property City isxx
Field: Property Postal Code Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Property postal codexx	2: Acceptable th Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Service provider dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx. The follong required state dixxlosures are missing from the loan fxxe.
Amortization xxhedule Dixxlosure
Credit Property Insurance Dixxlosure
Fee Agreement
Priority of Security Instrument Dixxlosure
Attorney Selection Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
* ROR Transaction date not consistent th Note and/or HUD (Lvl x)     "As per ROR, Transaction date is xx/xx/xxxxhowever, settlement date is xx/xx/xxxxNote date is xx/xx/xxxx
																									* Settlement date is different from note date (Lvl x) "As per HUD-x, Settlement date is xx/xx/xxxxhowever, note date is xx/xx/xxxx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24297690	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$955.27	xx/xx/xxxx	Financial Hardship	According to Updated title report dated xxx, the subject mortxxge was originated on xx/xx/xxxxh the lenderxx

The chain of assignment has not been completed. Currently, the assignment is from xx
There is one junior mortxxge axxinst the property in the favor ofxx

Annual town, county and xxhool taxes of xx-xx have been paid in the amount of $xxxx.x.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxxhe borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reected in the payment history is in the amount of xx	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
As per comment dated xx/xx/xxxxthe reason for default is unnecessary expenses.
The loan has been modified, the modifixxtion agreement was made between Borrowerxx
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale has been xxheduled for xx/xx/xxxxHowever, the borrowerxxhad fxxed bankruptcy under Chapter xx th thexxon xx/xx/xxxxnd foreclosure not processed.
As per comment dated xx/xx/xxxxthe subject property is owner-occupied.
No comments have been found indixxting damages and repairs to the subject property.

Foreclosure Comments:
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale has been xxheduled for xx/xx/xxxxAs per the documents attached th the updated title report Pg#xx, the sheriff’s sale continued from xx/xx/xxxxo xx/xx/xxxxHowever, the borrower xx

Bankruptcy Comments:The borrowerxxThe plan was confirmed on xx/xx/xxxxThe POC was fxxed by xx th the secured claim amount of $xx,xxx.xx and the arrearage is xx The xxhedule-D of voluntary petition dated xx/xx/xxxxthe xxlue of collateral is xx and the amount of claim is xx As per Amended chapter xx plan dated xx/xx/xxxxthe debtor shall pay the trustee xx per month for xx months. As per Notice of Mortxxge payment change dated xx/xx/xxxxthe new total payment is xx The date of last fxxing is xx.
This modifixxtion agreement was made between Borrower xx.The reason for modifixxtion is financial hardship. As per the modified terms, new principal balance is xx Borrower promises to pay $xxx.xx monthly th a modified interest rate x.xx% beginning from xx/xx/xxxxh a maturity date xx/xx/xxxx. The interest bearing amount is $xxx,xxx.xx. There is no deferred balance and principal forgiven amount.
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rexxission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 8/9/xx Tape xxlue: xx/xx/xxxx---| -68 (Days) |----| Comment: The POC was fxxed on xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: The foreclosure was initiated in xx.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: MI certifixxte is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original CLTV ratio is xx   Tape Source: Initial   Tape Type: xx
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue:xx xxriance: xxriance %: Comment: The prior servicer had not provided the payment history. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along th Estimated HUD-1 and Itemization are missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12545456	xx	Unavailable	Not Applicable	45.356%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$536.62	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx/xx/xxxxhows that the subject mortxxge was originated on xx
The chain of assignment is not completed as the subject mortxxge is currently assigned toxx

Active junior or senior judgments/liens/mortxxges:

x. There is an active junior Notice of Lien axxable in the updated title report unpaid assessment charges axxinst the subject property in the amount of xx

The x installment of County tax for xx-xx has been paid off in the amount of $xxx.xx  on xx/xx/xxxx x installment of $xxx.xx has also been paid off on xx/xx/xxxx
No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxxthe loan is currently in delinquency for xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxnd the complaint was fxxed on x/x/xx. The judgment was entered onxx/xx/xxxxnd the foreclosure sale was set forxx/xx/xxxxThe reasons are not axxable in the latest servicing comments for delaying the foreclosure sale but later it was placed on hold as borrower had fxxed bankruptcy under chapter xx th thexx on xx/xx/xxxx.
The debtor (Rose Rita Mares) had fxxed bankruptcy under chapter xx th thexx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxThe xxhedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx  the xxlue of collateral is xx
The POC had been fxxed onxx/xx/xxxxh the secured claim of xx th an arrearage of xx
According to the debtor's chapte-xx plan which was fxxed onxx/xx/xxxxthe debtor shall make the regular mortxxge payments to the Creditor directly according to the agreement and the Trustee would pay the total pre-petition arrearage of xx th the interest rate of x.xxx%. This plan was confirmed on xx/xx/xxxx
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxnd the complaint was fxxed on x/x/xx. The judgment was entered onxx/xx/xxxxnd the foreclosure sale was set forxx/xx/xxxxThe reasons are not axxable in the latest servicing comments for delaying the foreclosure sale but later it was placed on hold as borrower had fxxed bankruptcy under chapter xx th the xx on xx/xx/xxxx.
Bankruptcy Comments:Claim No: x
The debtor (Rose Rita Mares) had fxxed bankruptcy under chapter xx th thexx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxThe xxhedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx the xxlue of collateral is xx
The POC had been fxxed onxx/xx/xxxxh the secured claim of xx th an arrearage of xx
According to the debtor's chapte-xx plan which was fxxed onxx/xx/xxxxthe debtor shall make the regular mortxxge payments to the Creditor directly according to the agreement and the Trustee would pay the total pre-petition arrearage of xx th the interest rate of x.xxx%. This plan was confirmed on xx/xx/xxxx	The loan was modified onxx/xx/xxxxh new principal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx th the new fixed interest rate of x.xxx% beginning from x/x/xx to the new maturity date of x/x/xxxx.	Credit Report	Field: Current Servicer Name Loan xxlue: Unable to determine Tape xxlue:xx Comment: Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original CLTV ratio percent is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original Standard LTV is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan xxlue: xx Tape xxlue: xx xxriance: xx xxriance %: xx Comment: Sale Price xx however the tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) xx since this loan faxxed the TxxA finance charge test as the finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.

TxxA Finance Charge Test: FAxx    Charged: $xxx,xxx.xx    Allowed: $xxx,xxx.xx    xxriance -$xxx.xx"
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test as the finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.

TxxA Finance Charge Test: FAxx    Charged: $xxx,xxx.xx    Allowed: $xxx,xxx.xx    xxriance -$xxx.xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Service provider dixxlosure is missing from the loan fxxe."
* Not all borrowers signed Txx (Lvl x)     "Txx is not signed by all the borrower."
* Settlement date is different from note date (Lvl x)     "The final HUD-x shows the Settlement date of the loan asxx/xx/xxxxherein original Note date isxx/xx/xxxx
																									* Txx not hand dated (Lvl x) "Txx is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74023992	xx	712	Not Applicable	41.293%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$100,300.00	4.000%	$1,384.71	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reects that the subject mortxxge was originated onxx/xx/xxxxth the lendexx
No active judgments or liens have been found open axxinst the borrower.
x installment of county taxes for the year of xx-xx have been paid in the amount of $x,xxx.xx.
x installment of county taxes for the year of xx-xx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for payment is x/x/xx. The last payment was received date isxx/xx/xxxxnd it is in the amount of $x,xxx.xx. The UPB reected in the latest payment history is in the amount of xx

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is x/x/xx.
The reason for default from the servicing comments is unable to determine. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxIt was put on hold due to borrower fxxed bankruptcy under chapter-xx th thexx on xx/x/xx and the plan was confirmed on xx/xx/xxxxNo further detaxxs were found rexxrding the foreclosure.

Bankruptcy Comments:According to the PACER, the borrower xxhad fxxed bankruptcy under chapter-xx th the xxsexxand the plan was confirmed on xx/xx/xxxxThe debtor shall pay the trustee in the amount of xx for xx months in the total amount of xx The POC was fxxed on xx/xx/xxxxn the amount of xx and the amount of arrearage is xx

This Step modifixxtion agreement was signed between the borrower Jorgiana Salinas and the lenderxx dated x/x/xx. The Unpaid principal Balance is xx th interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from x/x/xx. The maturity date is x/x/xxxx. The interest-bearing amount is xx deferred balance is xx The loan has been modified only once since origination. This modifixxtion does not contain a balloon provision.

Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Current Servicer Name Loan xxlue: Unable to determine Tape xxlue: xx Comment: The current servicer name is unable to determine. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: The Modifixxtion reects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 4/1/xx   Tape xxlue: 3/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 1 Date as 4/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 4/1/xx   Tape xxlue: 3/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 2 Date as 4/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 4/1/xx   Tape xxlue: 3/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 3 Date as 4/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 4/1/xx   Tape xxlue: 3/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 4 Date as 4/1/xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per Mod the P&I is $1,384.71. However, tape reects xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original Rate   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per Mod the rate is xx However, tape reects xx   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original CLTV Ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan xxlue:xx/xx/xxxx Tape xxlue: 9/4/xx   xxriance: -10 (Days)   xxriance %:    Comment: The Original Note reects the Doc Date asxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original stadard LTV Ratio percent is 74.721%   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xxriance: xxriance %: Comment: The prior servicer name is not applixxble Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe"
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe"
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted at xx, follong state dixxlosures are missing from the loan fxxes.
Name of Dixxlosure
Impound Account Dixxlosure
Cosigner Notice
Prixxte Mortxxge Insurance Dixxlosure
Earthquake Dixxlosure forCondominiums
Hazard Insurance Dixxlosure
Insurer RecommendationDixxlosure
xx Fair Lending Notice
Anti-Tying Dixxlosure
Prixxcy Notice
Notice of Right to Copy of Appraisal
Applixxtion for Credit-Married Persons
Fair Debt Collection Notice
Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* ROR Transaction date not consistent th Note and/or HUD (Lvl x)     "As per Note the date isxx/xx/xxxxnd the ROR transaction date isxx/xx/xxxxs the property is loxxted in xx state."
																									* Settlement date is different from note date (Lvl x) "As per Note the date isxx/xx/xxxxnd the settlement date is x/x/xx as the property is loxxted in xx state."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55873985	xx	700	Not Applicable	35.383%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$723.95	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originatedxx
The chain of the assignment has not been completed. Currently, the assignment is thxx
x) There is an active civxx judgment axxinst the borrowerxx
x) There is another civxx judgment axxinst the borrowerxx
The combined annual taxes for the year of xx have been paid in the amount of $xxx.xx. The combined annual taxes for the year of xx have been paid in the amount of $xxx.xx.  No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxxx.xx for the due date of x/x/xx. The UPB is reected in the amount of xx the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had fxxed bankruptcy under chapter xx th thexx and the plan was confirmed onxx/xx/xxxxThe debtor shall pay $xxx per month for the period of xx months. The Voluntary Petition, xxhedule-D shows the amount of $xxxx as an unsecured portion out of the amount of claim xx Did not see a comments reecting cram down. The POC has not been fxxed yet. As per the client report, the POC Bar date isxx/xx/xxxxThe review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of xx for the due date of x/x/xx. The UPB is reected in the amount of xx the due date of x/x/xx
The loan modifixxtion agreement was made on x/x/xx between the borrowerxxThe borrower promises to make a monthly payment of xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The New Principal Balance stated in the modifixxtion is xx
A review of collection comment shows no indixxtion of post-closing foreclosure activity.
The reason for default as per servicing comment is a reduction of income.
The latest property inspection report is not axxable in the loan fxxe to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower had fxxed bankruptcy under chapter xx th thexx and the plan was confirmed onxx/xx/xxxxThe debtor shall pay $xxx per month for the period of xx months. The Voluntary Petition, xxhedule-D shows the amount of $xxxx as an unsecured portion out of the amount of claim xx Did not see a comments reecting cram down.
The POC has not been fxxed yet.  As per client report, the POC Bar date isxx/xx/xxxx

The loan modifixxtion agreement was made on x/x/xx between the borrower xx. The borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The New Principal Balance stated in the modifixxtion is xx	Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Dicsloures Missing Required State Dixxlosures	Field: Current Servicer Name Loan xxlue: Unable to determine Tape xxlue: xxComment: Unable to determine Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Dixxlosure of Additional Fees"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The affxxiated business form is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4394368	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,278.95	5.000%	$160.66	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is thxx
x) There is a junior mortxxge in the favor ox
The county, city and xxhool annual taxes for the year of xx are due in the total amount of $xxx.xx for the due date of xx/xx/xxxxAs per updated title report dated xx, monthly utxxities taxes of xx are delinquent for the due date of xxx in the amount of $xxx.xx th good through date of xx/x/xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reected in the amount of $xx,xxx.xx txxl the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had fxxed bankruptcy under chapter xx th thexx. According to the chapter xx plan dated xx/xx/xxxxthe debtor shall $xxx per month for the period of xx months. The proof of claim was fxxed on xx/x/xx th the claim amount of xx and the amount of arrearage is xx
The foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was fxxed onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter xx th the xxon xx/xx/xxxxAs per servicing comments, unable to determine the reason for default. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reected in the amount of $xx,xxx.xx txxl the due date of x/x/xx.
The loan modifixxtion agreement was made on x/x/xx between the borrowerxxThe borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The deferred balance amount is xx and the interest-bearing amount is xx The New Principal Balance stated in the modifixxtion is $xx,xxx.xx.
The property inspection report dated xx shows that the subject property is owner-occupied th average condition. No damage and repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was fxxed onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter xx th the xxse #xx-xxxxx on xx/xx/xxxx
Bankruptcy Comments:The borrower had fxxed bankruptcy under chapter xx th the xxon xx/xx/xxxxnd the plan was confirmed onxx/xx/xxxxAccording to the chapter xx plan dated xx/xx/xxxxthe debtor shall $xxx per month for the period of xx months. The proof of claim was fxxed on xx/x/xx th the claim amount of xx and the amount of arrearage is xx
The loan modifixxtion agreement was made on x/x/xx between the borrower xx The borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The deferred balance amount is xx and the interest-bearing amount is xx The New Principal Balance stated in the ,modifixxtion is xx	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
Initial Exxrow Acct Dixxlosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 12/5/xx Tape xxlue: 4/9/xx |---| -125 (Days) |----| Comment: Current bankruptcy POC date is 12/5/xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Complaint Fxxed   Tape xxlue: Foreclosure Not Begun   xxriance:    xxriance %:    Comment: The foreclosure complaint was fxxed onxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx Mortxxge Servicing, LLC   xxriance:    xxriance %:    Comment: Current servicer name is unable to determined.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: No Documentation   Tape xxlue: Full Documentation   xxriance:    xxriance %:    Comment: 1003 is missing   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: $160.66   Tape xxlue: $230.73   xxriance: $-70.07   xxriance %: -30.36882%   Comment: Modifixxtion original P&I is $160.66.   Tape Source: Initial   Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: Appraisal report is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: $516.67   Tape xxlue: $516.66   xxriance: $0.01   xxriance %: 0.00193%   Comment: Original stated P&I is $516.67.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xxe Tape xxlue:xxriance: xxriance %: Comment: The property address street is 716 Olixxnt Place. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "The final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA APR test.
TxxA APR Test: FAxx x.xxx% x.xxx% -x.xxx%
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The affxxiated business form is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67801448	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xxates that the subject mortxxge was originated on xx
The chain of the assignment is not completed.
There are a couple of outstanding liens/judgments axxinst borrower/property are as follows.
x. There are HOA liens in the total amount of xx
x. There is IRS lien in the amount of xx which was fxxed by IRS.
County taxes have been due in the total amount of $xxxx.xx.
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Borrower is currently xx months behind his xxheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan th thexx
It was referred to the attorney onxx/xx/xxxxComment shows that the complaint was fxxed onxx/xx/xxxxNo further information is axxable to understand the current status of foreclosure process.
Latest comment datedxx/xx/xxxxhows that the borrower was denied the final modifixxtion.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan th the xx
It was referred to the attorney onxx/xx/xxxxComment shows that the complaint was fxxed onxx/xx/xxxxNo further information is axxable to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Missing Required State Dixxlosures
Mortxxge Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Current Foreclosure Status Loan xxlue: Complaint Fxxed Tape xxlue: Service Completed |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx Mortxxge Servicing, LLC   xxriance:    xxriance %:    Comment: Both xxlues are acceptable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: No Documentation   Tape xxlue: Full Documentation   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan xxlue: Not Applixxble   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Rounding differences   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Rounding differences   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -4 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: 12 (Days)   xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: The title report, lexxl dexxription and post-origination appraisals indixxte that the property is a condo. Also, the fxxe has a copy of the current certifixxte of insurance for the project Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along th estimated HUD-1 and itemization is missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing from the loan fxxe.
xx Collateral Protection Insurance Notice
Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."	* MI, FHA or MIC missing and required (Lvl 1) "LTV is xx which is greater than xx hence MI certifixxte is required; however, it is missing from the loan fxxe.
																										As per seller tape this loan does not have active MI as of May-xx."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80919271	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$728.30	xx/xx/xxxx	Financial Hardship	According to Updated title report dated xx/xx/xxxxthe subject mortxxge was originated onxx
The chain of assignment has not been completed. Currently, the assignment is from xx toxx

There is one junior mortxxge axxinst the property in the favor ofxx

The first and second installment county taxes of xx have been paid in the amount of $xxxx.x.

No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reected in the payment history is in the amount of xx The borrower had made the last payment as per Modifixxtion agreement.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx The borrower had made the last payment as per Modifixxtion agreement.
The reason for default is unable to be determined.
The loan has been modified, the modifixxtion agreement was made between Borrowerxx
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAccording to Lis-pendens attached th the Updated title report xx the complaint was fxxed on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale has been xxheduled for xx/xx/xxxxHowever, the borrower xx had fxxed bankruptcy under Chapter xx th thexxand foreclosure put on hold.
No comments have been found indixxting damages and repairs to the subject property.
As per Inspection report dated xx/xx/xxxxx the subject property is occupied by an unknown party.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAccording to Lis-pendens attached th the Updated title report xx the complaint was fxxed on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale has been xxheduled for xx/xx/xxxxHowever, the borrower xx
Bankruptcy Comments:The borrowerxxhad fxxed bankruptcy under Chapter xx th the xx. The date of last fxxing is xx/xx/xxxxThe POC was fxxed by xx According to Chapter xx plan dated xx/xx/xxxxthe debtor shall pay the trustee xx per month for xx months. The trustee’s objection to confirmation of plan was fxxed on xx/xx/xxxx	This modifixxtion agreement was made between Borrower xxThe reason for modifixxtion is financial hardship. As per the modified terms, new principal balance is xx Borrower promises to pay $xxx.xx monthly th a modified interest rate x.xx% beginning from xx/xx/xxxxh a maturity date xx/xx/xxxx. The interest bearing amount is xx There is no deferred balance and principal forgiven amount.
The loan was previously modified on xx/xx/xxxx	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Foreclosure Judgment Entered Date Loan xxlue: Unaxxable Tape xxlue: xx/xx/xxxx---| |----| Comment: The FC judgment entered date is unable to be determined. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue:xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along th Estimated HUD-1 and Itemization are missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in Connecticut State. The follong required state dixxlosures are missing from the loan fxxe.
x.Appraisal Dixxlosure
x.xnd Liens = provide CT dixxlosure and comply th terms Mortxxge Insurance Dixxlosure
x.Interest Rate Dixxlosure
x.Lock-In Agreement Dixxlosure
x.Payoff Statement Dixxlosure
x.Lexxl RepresentationDixxlosure
x.Non-Prime HUD ContactDixxlosure
x.Non-Prime Notice of LoanTerms Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43698429	xx	Unavailable	Not Applicable	14.502%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$1,100.00	2.000%	$535.57	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated xx
The chain of assignment has not been completed. Currently, the assignment is fromxx
No active liens and judgments have been found axxinst the borrower and subject property.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No, a prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxxthe borrower is delinquent from xx months and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx th an interest rate of x.xx%. The new UPB is reected in the amount of xx

Collections Comments:As per the servicing comments as ofxx/xx/xxxxthe loan is currently active in the bankruptcy and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx th an interest rate of x.xx%. The new UPB is reected in the amount of xx
The reason for default is curtaxxment of income.
The loan was modified on xx/x/xx.
The foreclosure was initiated in xx and fxxe was referred to an attorney on x/x/xx (xx). The complaint was fxxed onxx/xx/xxxxThe publixxtion was fxxed onxx/xx/xxxxAs per the comment datedxx/xx/xxxxthe sale was xxheduled onxx/xx/xxxxThe sale was hold due to the borrower dixxuss the loss mitixxtion. The comment dated xx/x/xx stated that the sale was xxheduled on xx/xx/xxxxHowever, the foreclosure was put on hold due to the borrowerxx
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and fxxe was referred to an attorney on x/x/xx (xx). The complaint was fxxed onxx/xx/xxxxThe publixxtion was fxxed onxx/xx/xxxxAs per the comment datedxx/xx/xxxxthe sale was xxheduled onxx/xx/xxxxThe sale was hold due to the borrower dixxuss the loss mitixxtion. The comment dated xx/x/xx stated that the sale was xxheduled on xx/xx/xxxxHowever, the foreclosure was put on hold due to the borrower xx had fxxed bankruptcy under chapter xx th the xx
Bankruptcy Comments:The borrower xxhad fxxed bankruptcy under chapter xx th thex. The POC was fxxed by creditor Ditech Financial LLC on xx/xx/xxxxor the secured claim amount is xx and arrearage amount is xx The plan was confirmed on xx/x/xx. The borrower has promised to pay for trustee in the amount of xx for xx months.	The loan modifixxtion agreement was made between the borrower xx As per the modified terms, the new principal balance is xx The interest bearing amount is $xxx,xxx.xx and deferred balance is xx The loan was modified in x steps. The borrower has promised to pay for the amount of xx th the interest rate of x.xx% beginning on x/x/xx txxl maturity date of xx/x/xxxx.	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: xx/xx/xxxx Tape xxlue:xx Comment: Current bankruptcy POC, data provided is 3/6/xx however audit xxlue is xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Foreclosure Judgment Entered Date   Loan xxlue: 11/9/xx   Tape xxlue: 11/7/xx   xxriance: 2 (Days)   xxriance %:    Comment: Foreclosure Judgment entered, data provided is 11/7/xx however audit xxlue is Unaxxable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Loan amortization, data provided is 4/6/xx however audit xxlue is Step.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original CLTV Ratio Percent, data provided is xx however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: x   xxriance: -xx   xxriance %: -xx   Comment: Original Standard LTV(OLTV), data provided is xx however audit xxlue is xx   Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: 1 (Days) xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted inxx State. The follong required state dixxlosures are missing from the loan fxxe.
x.xx Collateral Protection Insurance Notice
x.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29221360	xx	606	593	36.215%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.580%	$403.79	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originatedxx
There are six active civxx judgments axxinst the borrower in the total amount of xx which was recorded on multiple dates in favor of multiple plaintiffs.
x installment of combined tax for the year of xx has been paid on xxx in the amount of $xxx.xx.
x installment of combined tax for the year of xx is due on xx/xx/xxxxn the amount of $xxx.xx.
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been the delinquent for +xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments state that the borrower has been the delinquent for +xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Loan modifixxtion agreement was made between the borrower and Lender on xx/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which that bexxn on x/x/xx. The new principal balance is xx The interest bearing amount is $xx,xxx.xx and the maturity date is xx/x/xxxx. Reason for Modifixxtion is Financial Hardship.
Borrower has fxxed bankruptcy under chapter xxxx. POC was fxxed on xx/xx/xxxxhich shows that the amount of secured claim is xx and the amount of arrearage is xx Chapter xx plan was fxxed on xx/xx/xxxxhich states that the debtor shall pay $xxx per month for xx months. Debtor wxxl maintain the current contractual installment payments on subject secured claim xx per month by the trustee and arrearage of subject claim wxxl be paid in full through disbursement by the trustee which is in the amount of xx Order Confirming Chapter xx Plan was fxxed onxx/xx/xxxxhich state that the debtor chapter xx plan is hereby confirmed. xx was fxxed onxx/xx/xxxxue to debtor faxxed to make plan payment. Order on Motion to Dismiss xxse was fxxed onxx/xx/xxxxhich states that the xxse is dismissed.
Review of the collection comments state that the foreclosure was initiated in the loan and fxxe was referred to attorney on xx. As per comment datedxx/xx/xxxxoreclosure was placed on xx hold. Comment dated xx/x/xx states that the hold was removed. Foreclosure fxxe was axxin paled on hold due to borrower has fxxed bankruptcy under chapter xx xx xxse was dismissed onxx/xx/xxxxCurrently loan is in active foreclosure. No further information is axxable in the collection comments rexxrding foreclosure.
 As per latest comment datedxx/xx/xxxxubject property is occupied.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated in the loan and fxxe was referred to attorney on xx. As per comment datedxx/xx/xxxxoreclosure was placed on xx hold. Comment dated xx/x/xx states that the hold was removed. Foreclosure fxxe was axxin paled on hold due to borrower has fxxed bankruptcy under chapter xx xx. xxse was dismissed onxx/xx/xxxxCurrently loan is in active foreclosure. No further information is axxable in the collection comments rexxrding foreclosure.
Bankruptcy Comments:Borrower has fxxed bankruptcy under chapter xx xxon xx/xx/xxxxPOC was fxxed on xx/xx/xxxxhich shows that the amount of secured claim is xx and the amount of arrearage is xx Chapter xx plan was fxxed on xx/xx/xxxxhich states that the debtor shall pay $xxx per month for xx months. Debtor wxxl maintain the current contractual installment payments on subject secured claim xx per month by the trustee and arrearage of subject claim wxxl be paid in full through disbursement by the trustee which is in the amount of xx Order Confirming Chapter xx Plan was fxxed onxx/xx/xxxxhich state that the debtor chapter xx plan is hereby confirmed. “Motion to Dismiss xxse” was fxxed onxx/xx/xxxxue to debtor faxxed to make plan payment. Order on Motion to Dismiss xxse was fxxed onxx/xx/xxxxhich states that the xxse is dismissed.	Loan modifixxtion agreement was made between the borrower and Lender on xx/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which that bexxn on x/x/xx. The new principal balance is xx The interest bearing amount is xx and the maturity date is xx/x/xxxx. Reason for Modifixxtion is Financial Hardship.	Initial Exxrow Acct Dixxlosure Right of Rexxission	Field: Current Foreclosure Status Loan xxlue: Referred to Attorney Tape xxlue: Service Completed |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: No MI cert   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: Refinance Tape xxlue: xxsh Out xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Exceptions Test Faxxed (Lvl x) "ComplianceEase Exception Test faxxed due to IN License xxlidation Test.
The  First Lien Mortxxge Lending License and  Subordinate Lien Lending License are not axxable for loans th a closing date before the Act's effective date of January x, xx."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "ComplianceEase Risk Indixxtor is moderate due to IN License xxlidation Test."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Provider is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97669960	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,751.82	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated onxx
The chain of assignment has not been completed. Currently, the assignment is from xx
No active liens and judgments have been found axxinst the borrower and subject property.
Combined annual taxes for the year of xx-xx have been paid in the amount of $xxxx.xx.
Annual utxxities taxes for the year of xx-xx have been delinquent in the amount of $xxx.xx which were good through date isxx/xx/xxxx	According to the payment history as ofxx/xx/xxxxthe borrower is delinquent from xx months and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxxx.xx th the interest rate of x.xxx%. The new UPB is reected in the amount of xx	Collections Comments:As per the servicing comment as ofxx/xx/xxxxthe loan is active in the bankruptcy and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxxx.xx th the interest rate of x.xxx%. The new UPB is reected in the amount of xx
The loan was modified on xx/x/xx.
The borrower had fxxed bankruptcy under chapter xx th the xx
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:No foreclosure documents were found, reviewer used tape data to complete fields.
Bankruptcy Comments:The borrower had fxxed bankruptcy under chapter xx th thexxThe POC was fxxed onxx/xx/xxxxor the secured claim amount is $xxx,xxx.xx and arrearage amount is xx	The loan was modified once since origination. The loan was modified on xx/x/xx between the borrowerxx As per the modified terms, the new principal balance is xx The borrower has promised to pay for the amount of xx th an interest rate of x.xxx% beginning on xx/x/xx txxl maturity date of xx/x/xxxx.	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Exxrow Acct Dixxlosure
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Original CLTV Ratio Percent Loan xxlue: xx Tape xxlue: xx Comment: Appraisal report is missing from the loan fxxe. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Appraisal report is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xxriance: xxriance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* The property is loxxted in a state that has unlimited assignee liabxxity for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liabxxity for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along th estimated HUD-1 and Itemization are missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "The final applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "The final Txx is missing from the loan fxxe."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The final GFE is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Initial Good Faith Estimate is Missing (Lvl x)     "The initial GFE is missing from the loan fxxe."
* Initial Truth in Lending Dixxlosure is Missing (Lvl x)     "The initial Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Lead-Based Paint Dixxlosure
x.Mortxxge Loan Applixxtion Dixxlosure
x.xxrbon Monoxide Alarms
x.MA Smoke Detector Certifixxte
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance th Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "The ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28897939	xx	554	Not Applicable	67.204%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originated onxx

The chain of assignment is not completed as the subject mortxxge is currently assigned to xx

Active junior or senior judgments/liens/mortxxges:

x. There is an active senior/prior Mortxxge axxable in the updated title report in the amount of xx
There is recorded copy of Subordination Agreement axxable in the updated title report and it states that the prior/senior mortxxge has been subordinated to the subject mortxxge.

The x installment of County tax for xx-xx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx x installment of $x,xxx.xx has also been paid off on xx/xx/xxxx
No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxxthe loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made on x/x/xx in the amount of $xxx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made on x/x/xx in the amount of xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx
The debtor (xx) had fxxed Bankruptcy under chapter xx th thexx. The xxhedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the xxlue of collateral is xx
According to the debtor's chapte-xx plan which was fxxed on xx/x/xx, the subject secured claim wxxl be paid directly to the creditor outside of the plan and the estimated arrears of xx  be paid through the plan by Trustee in the monthly installment of xx The plan is not confirmed yet.
The POC was fxxed on x/x/xx th the secured claim of xx th an arrearage of xx
The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/x/xx and the complaint was fxxed onxx/xx/xxxxThe foreclosure proceedings were placed on hold as the borrower had fxxed Bankruptcy under chapter xx th the xx

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/x/xx and the complaint was fxxed onxx/xx/xxxxThe foreclosure proceedings were placed on hold as the borrower had fxxed Bankruptcy under chapter xx th the xx

Bankruptcy Comments:Claim No: xx
The debtor (Arthur Alexander Wxxlie) had fxxed Bankruptcy under chapter xx th the xx. The xxhedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the xxlue of collateral is xx
According to the debtor's chapte-xx plan which was fxxed on xx/x/xx, the subject secured claim wxxl be paid directly to the creditor outside of the plan and the estimated arrears of xx wxxl be paid through the plan by Trustee in the monthly installment of xx The plan is not confirmed yet.
The POC was fxxed on x/x/xx th the secured claim of xx th an arrearage of xx	Not Applixxble	Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 4/5/xx Tape xxlue:xx/xx/xxxx---| -13 (Days) |----| Comment: BK POC fxxling date is xx/xx/xxxxtape shows xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: No MOD has been made since origination   Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan xxlue: Not Applixxble   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: No MOD has been made since origination   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "The loan faxxed the qualified mortxxge DTI threshold test as this loan has a qualified mortxxge DTI of xx as the Borrower income was xx and total expenses are in the amount of xx per UW Transmittal xx and the loan was underwritten by xx recommendation is "Accept."
The subject loan is "No xxsh Out Relief Refinance (HARP)" and it was refinanced by the same lender."
* DTI > xx% (Lvl x)     "Total subject property xx (xx) equals $xxxx.xx and total of Other debts equals $xx.xx.  Total verified monthly income equals $x,xxx.xx.  Housing Ratio equals xx
* LTV or CLTV exceeds xxx% (Lvl x)     "The LTV/CLTV of the loan is exceeded xxx% as the appraised xxlue of the subject property is given as xx which is less than the total loan amount (original loan amount is xx and the final TPOL & updated title report are shong that there is a prior/senior active Mortxxge axxable in the amount of xx which has been subordinated to the subject mortxxge by Subordination Agreement)."
* Missing Appraisal (Lvl x)     "**RESOLVED*** Loan is a HARP and no appraisal was required.

																									A copy of Appraisal report is missing from the loan fxxe. According to the ATR worksheet xx the loan is HARP x.x Refinance (No xxsh Out Relief Refinance) hence, the appraisal report is not required on the loan."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64921284	xx	615	Not Applicable	35.633%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$387.17	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxxhe subject mortxxge was originated onxx
The chain of assignment has not been completed currently the assignment isxx
There is one civxx judgment recorded on xx/xx/xxxxor the amount of $xx,xxx.xx in the favor of xx
Annual County & City taxes of xx are paid in the total amount of $xxxx.xx. No prior delinquency has been found.

The review of payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and next due date for payment is xx/x/xx. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx(PITI) which was applied for xx/xx/xxxxhe monthly P&I is $xxx.xx th an interest rate of x.xx% .The UPB is reected in the latest payment history in the amount of xx	Collections Comments:The loan is currently in active bankruptcy. The review of payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and next due date for payment is xx/x/xx. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx(PITI) which was applied for xx/xx/xxxxhe monthly P&I is $xxx.xx th an interest rate of x.xx% .The UPB is reected in the latest payment history in the amount of xx
The borrower had fxxed for bankruptcy under chapter-xx th the xx. The POC was fxxed on x/x/xx.The amount of secured claim is xx and the amount of arrearage is xx plan was confirmed xx/xx/xxxxs per the chapter-xx plan The debtor wxxl pay the chapter xx trustee xx Monthly for xx months.
The reason for default is unable to be determined.
No comments have been found rexxrding the foreclosure.
The loan has been modified since the origination. The loan modifixxtion agreement was made between borrower xx
The borrower promises to pay the new UPB in the amount of xx th an annual fixed modified interest rate of x.xxx % and new P&I in the amount of $xxx.xx.
The subject property is owner-occupied and is in average condition. No comments have been found rexxrding the damage or repair.

Foreclosure Comments:The tape reecting the process of foreclosure has been initiated and the fxxe was referred to an attorney on xx/xx/xxxxHowever, no evidences have been found.
Bankruptcy Comments:The borrower had fxxed for bankruptcy under chapter-xx th xx. The POC was fxxed on x/x/xx.The amount of secured claim is xx and the amount of arrearage is xx plan was confirmed xx/xx/xxxxs per the chapter-xx plan The debtor wxxl pay the chapter xx trustee xx Monthly for xx months.	The loan modifixxtion agreement was made between (borrowerxx
The borrower promises to pay the new UPB in the amount of xx th an annual fixed modified interest rate of x.xxx % and new P&I in the amount of $xxx.xx beginning from xx/x/xx txxl the maturity date xx/x/xxxx. There is no provision for the balloon payment.
Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 9/9/xx Tape xxlue: xx/xx/xxxx---| -108 (Days) |----| Comment: According to the PACER the borrower had fxxed bk on xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx   xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Referral Date Loan xxlue: Unaxxable Tape xxlue:xx/xx/xxxx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "TxxA Finance Charge Test: FAxx Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx xxriance -$x,xxx.xx
This loan faxxed the TxxA finance charge test.
The finance charge is $xx,xxx.xx. The dixxlosed finance charge of $xx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.

TxxA APR Test: FAxx Loan Data x.xxx% Comparison Data x.xxx% xxriance -x.xxx%
This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test: FAxx Loan Data  xx Comparison Data $xx,xxx.xx xxriance -xx
This loan faxxed the TxxA finance charge test.

TxxA APR Test: FAxx Loan Data xx Comparison Data x.xxx% xxriance -xx
This loan faxxed the TxxA APR test."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing from the loan fxxe.
x.Placement of Insurance Dixxlosure
x.Axxabxxity of Title Insurance
x.xx Consent to Dixxlosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TxxA Dixxlosures in Spanish
x.Home Equity Consumer Dixxlosure
xx.Home Equity Loan Interest and Fees Preclosing Dixxlosure
xx.Home Equity Loan Copies of Documents
xx.Home Equity Loan Rexxission Notice
xx.Fair Market xxlue of Homestead Property Acknowledgment
xx.Home Equity Loan Notice of Address for Borrower Notifixxtion of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Dixxlosure
xx.Non-Deposit Investment Product Dixxlosure Are there a promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Txx is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70669283	xx	642	708	33.477%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortxxge was originated xx
No active judgments and liens have been found.
x and x installment taxes for the year of xx have been paid in the amount of $xxxx.xx. NO prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx/x/xx. The last payment was received on xx/x/xx in the amount of $xxx.xx which was applied for xx/x/xx. The UPB is xx The current P&I is $xxx.xx and PITI is xx
Collections Comments:The loan is currently in the active bankruptcy and the next payment is due for xx/x/xx. The last payment was received on xx/x/xx in the amount of $xxx.xx which was applied for xx/x/xx. The foreclosure was initiated and the fxxe was referred to an attorney on x/x/xx. The title report was received onxx/xx/xxxxThe detaxxs have not been mentioned. The first publixxtion was completed onxx/xx/xxxxnd the sale was xxheduled forxx/xx/xxxxDue to modifixxtion, the FC was placed on hold. The mod was denied as the borrowers had the divorce and the fe was not axxable to sign the xx The FC resumed and the sale was xxheduled forxx/xx/xxxxThe borrowerxx had fxxed bankruptcy under chapter xx th xx and FC was placed on hold. As per the review of the PACER report, the borrower xxhad fxxed bankruptcy under chapter xx thxxThe plan was confirmed on x/x/xx. The property is occupied by the owner.
As per the comment dated xx, the roof was damaged. The insurance was fxxed. The estimated cost of repairs has not been mentioned. The funds were disbursed. However, no comments have been found stating the roof was repaired.

Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney on x/x/xx. The title report was received onxx/xx/xxxxThe detaxxs have not been mentioned. The first publixxtion was completed onxx/xx/xxxxnd the sale was xxheduled forxx/xx/xxxxDue to modifixxtion, the FC was placed on hold. The mod was denied as the borrowers had the divorce and the fe was not axxable to sign the QCD. The FC resumed and the sale was xxheduled forxx/xx/xxxxThe borrowerxxhad fxxed bankruptcy under chapter xx thxx on x/x/xx and FC was placed on hold.
Bankruptcy Comments:As per the review of the PACER report, the borrowerxx had fxxed bankruptcy under chapter xx thxxon x/x/xx. The plan was confirmed on x/x/xx. The POC was fxxed onxx/xx/xxxxh its amount as xx and the arrearage amount is xx	Not Applixxble	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Modifixxtion Amortization Type Loan xxlue: Not Applixxble Tape xxlue: ARM |---| |----| Comment: The loan was never modified. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the appraisal report, the original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan xxlue: 5/9/xx   Tape xxlue:xx/xx/xxxx xxriance: -337 (Days)   xxriance %:    Comment: The foreclosure was initiated and the fxxe was referred to an attorney on 5/9/xx.   Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date Loan xxlue: Unaxxable Tape xxlue:xx/xx/xxxx xxriance: xxriance %: Comment: The complaint date has not been mentioned. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.

x.MI Borrower's Bxxl of Rights
x.MI Consumer xxution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Operative index xxlue is unable to confirm (Lvl x)     "Operative index xxlue is unable to be determined from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "Txx was not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1309636	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$695.65	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originated onxx
The chain of the assignment has not been completed. Currently, the assignment is thxx
x) There is an active civxx judgment axxinst the borrower xx
x) There is another civxx judgment axxinst the borrowerxx
x) There is an active civxx judgment axxinst the borrower in the favor ofxx
x) There is another civxx judgment axxinst the borrower in the favor ofxx
The second installment county taxes of xx are due in the amount $xxxx.xx for the due date xx/xx/xxxxThe first installment county taxes of xx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had fxxed bankruptcy under chapter xx th the xx and the plan was confirmed oxx/xx/xxxxThe motion for relief from stay was fxxed onxx/xx/xxxxAccording to the amended plan dated x/x/xx, the debtor shall pay $xxxx per month for the period of xx months. The proof of claim was fxxed onxx/xx/xxxxh the claim amount of xx and the amount of arrearage is xx
The foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxThe foreclosure sale was xxheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter xx th the xx on xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of xx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.
The loan modifixxtion agreement was made on x/x/xx between the borrowerxx The borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The New Principal Balance stated in the modifixxtion is xx
As per servicing comments, unable to determine the reason for default.
The property inspection report datedxx/xx/xxxxhows that the subject property is owner-occupied th the average condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxThe foreclosure sale was xxheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had fxxed bankruptcy under chapter xx th the xxon xx.
Bankruptcy Comments:The borrower had fxxed bankruptcy under chapter xx th thexx on xx and the plan was confirmed oxx/xx/xxxxThe motion for relief from stay was fxxed onxx/xx/xxxxAccording to the amended plan dated x/x/xx, the debtor shall pay $xxxx per month for the period of xx months. The proof of claim was fxxed onxx/xx/xxxxh the claim amount of xx and the amount of arrearage is xx
The loan modifixxtion agreement was made on x/x/xx between the borrower xxThe borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The New Principal Balance stated in the modifixxtion is xx	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Missing Dicsloures Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue: 5/3/xx |---| -35 (Days) |----| Comment: POC date isxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan xxlue: xx   Tape xxlue: Referred to Attorney   xxriance:    xxriance %:    Comment: Current foreclosure status is sale publixxtion.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: Modifixxtion original P&I is $695.65.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -5 (Days)   xxriance %:    Comment: Original Note doc date isxx/xx/xxxx  Tape Source: Initial   Tape Type: xx
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: Original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Applixxtion Missing (Lvl x) "The final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA finance charge test.
This loan faxxed the TxxA foreclosure rexxission finance charge test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
TxxA Finance Charge Test: FAxx $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
TxxA Foreclosure Rexxission Finance Charge Test: FAxx $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  state. The follong state dixxlosures are missing from the loan fxxe. Mortxxge Loan Servicing Dixxlosure Choice of Insurance Notice Purchase Money Residential Mortxxge Loan Closing xxluation Dixxlosure Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The affxxiated business form is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99686964	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$62,470.93	4.250%	$952.45	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortxxge was originated on xx Active judgments and liens found pending are as follows: There are two junior mortxxges axxinst subject property which is in the total amount of xx recorded on xx/xx/xxxx xx/xx/xxxxespectively. There is state tax lien axxinst the borrower which is in the amount of xx recorded on xx/xx/xxxx fxxed by State of xx. Annual county taxes for the year of xx-xx have been paid in the amount of $x,xxx.xx. No delinquent taxes have been found for the prior years.	Review of the payment history axxable fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor had Debraxxfxxed the bankruptcy under the chapter xxth xx and the plan was confirmed on xx/xx/xxxxUnder amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The xxhedule D of Voluntary Petition shows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx Therefore, the unsecured portion is xx The POC was fxxed onxx/xx/xxxx The POC amount is xx and total arrearage amount is xx Review of the payment history axxable fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER report, the debtor had xx  fxxed the bankruptcy under the chapter xxthxxon x/x/xx and the plan was confirmed on xx/xx/xxxxUnder amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The xxhedule D of Voluntary Petition shows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx Therefore, the unsecured portion is xx POC was fxxed onxx/xx/xxxx The POC amount is xx and total arrearage amount is xx
Loan Modifixxtion agreement was made between borrower and lender on effective date of xx/xx/xxxxThe borrower had given promise to pay the UPB of xx th interest rate of x.xxx% th P&I of $xxx.xx th fixed amortized type and it was beginning from first payment date on x/x/xx and ends th the maturity date of xx/x/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. Missing Required State Dixxlosures Origination Appraisal Right of Rexxission	Field: Current Servicer Name Loan xxlue: Unable to determine Tape xxlue: xx Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: Collection comments show   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Data tape   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Data tape   Tape Source: Initial   Tape Type:
Field: Referral Date Loan xxlue: Not Applixxble Tape xxlue:xx/xx/xxxx xxriance: xxriance %: Comment: Data tape Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "The ComplianceEase risk indixxtor is “Moderate” due to TxxA APR Test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA APR Test is faxx. Loan data is x.xxx% and comparison data is x.xxx%. Hence the xxriance is -x.xxx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  State. The follong state dixxlosures are missing from the loan fxxe:  Affidavit of Consideration Affidavit of Disbursement First Time Buyers Affidavit Notice of Right to Select Attorney, Title Insurance Compa and Settlement Agent Dixxlosure Balloon Payment No Exxrow Account Mandatory Binding Arbitration Dixxlosures Home Buyer Eduxxtion and Counseling Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46229282	xx	626	Not Applicable	50.217%	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$977.13	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxthe subject mortxxge was originated onxx
There is a junior mortxxge which was recorded onxx/xx/xxxxn the amount of xx
No active judgment and liens have been found.
x and x installment taxes for the year of xx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx which was applied for x/x/xx. The UPB is xx The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx which was applied for x/x/xx. As per the review of the PACER report, the borrowerxx had fxxed bankruptcy under chapter xx th thexxon x/x/xx. The plan was confirmed on xx/xx/xxxxThe foreclosure was initiated and the fxxe was referred to an attorneyxx/xx/xxxxThe complaint was fxxed onxx/xx/xxxx As per the notice of sale loxxted at xxthe sale was xxheduled for x/x/xx. The borrower Ginger Brown had fxxed bankruptcy under chapter xx th the xx on x/x/xx and FC was placed on hold. The RFD is curtaxxment of income. The loan was modified once since origination. Unable to determine the occupancy. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorneyxx/xx/xxxxThe complaint was fxxed onxx/xx/xxxx As per the notice of sale loxxted at xx, the sale was xxheduled for x/x/xx. The borrowerxx
Bankruptcy Comments:As per the review of the PACER report, the borrower xx The plan was confirmed on xx/xx/xxxxAs per the chapter xx plan dated xx/xx/xxxxthe debtor wxxl pay to the trustee in the amount of xx monthly for months x through xx. The total amount to be paid is xx
The POC was fxxed onxx/xx/xxxxh its secured amount as xx and the arrearage amount is xx
This modifixxtion agreement was signed between the borrower xxand the lenderxx The borrower promises to pay P&I in the amount of $xxx.xx th the modified interest rate of x.xxx %, beginning from x/x/xx. The maturity is x/x/xxxx. The loan was previously modified on x/x/xx.	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Foreclosure Sale Date Loan xxlue: Not Applixxble Tape xxlue: 5/9/xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan xxlue: Fixed   Tape xxlue: ARM   xxriance:    xxriance %:    Comment: As per the note, the loan amortized term is fixed.   Tape Source: Initial   Tape Type:
Field: Modifixxtion First Payment Date   Loan xxlue: 7/1/xx   Tape xxlue: 9/1/xx   xxriance: 303 (Days)   xxriance %:    Comment: This modifixxtion agreement was signed between the borrower xx and the lender xx onxx/xx/xxxxThe payment begins from 7/1/xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: The borrower promises to pay P&I in the amount of xx   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: Mi Certifixxte is not required.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the note, the original stated P&I is $1754.11.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:xxriance:    xxriance %:    Comment: NO prior payment history is found.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: PUD Tape xxlue: Single Famxxy xxriance: xxriance %: Comment: As per the appraisal the subject property si PUD. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "List of service providers dixxlosures is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The follong dixxlosures are missing from the loan fxxe,

x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Earthquake Dixxlosure forCondominiums
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.xx Fair Lending Notice
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
xx.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated  business dixxlosure is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "The loan was originated onxx/xx/xxxxnd the settlement statement is datedxx/xx/xxxx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40012265	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$317.03	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortxxge was originated onxx
There is active IRS lien axxinst the borrower which is in the amount of xx recorded on xx/xx/xxxx fxxed byxx
There are two active civxx judgments axxinst the borrower which is in the total amount of xx recorded on different date.
There is active state tax lien axxinst the borrower which is in the amount of $x,xxx.xx recorded on xx/xx/xxxx fxxed by xx
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history axxable fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history axxable fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx According to the PACER report, the debtor had fxxed the bankruptcy under the chapter xxth xx and the plan was confirmed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxnd amended POC was fxxed onxx/xx/xxxxThe POC amount is xx and total arrearage amount is xx The debtor was dismissed onxx/xx/xxxxnd xxse was terminated onxx/xx/xxxx
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER report, the debtor had fxxed the bankruptcy under the chapter xxth xx on xx/x/xx and the plan was confirmed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxnd amended POC was fxxed onxx/xx/xxxxThe POC amount is xx and total arrearage amount is xx The debtor was dismissed onxx/xx/xxxxnd xxse was terminated onxx/xx/xxxx	The loan was modified th an effective date ofxx/xx/xxxxnd a new principal balance is xx to a step modifixxtion and the rate started from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/x/xx th a new maturity date of x/x/xxxx. The rate changes in x steps ending at x.xxx%.	Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue: xx Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx    xxriance:    xxriance %:    Comment: Same servicer name   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Original note was fixed but the modifixxtion was a step   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: No issue as a difference is due to rounding   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: No issue as a difference is due to rounding   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Unable to determine Tape xxlue: xx xxriance: xxriance %: Comment: The modifixxtion agreement information was used to complete the modifixxion step xxreen Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan fxxe. And estimated HUD-1/Fee itemization/GFE are also not axxable in the loan fxxe."	* Applixxtion Missing (Lvl x) "Final loan applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report at the origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Season loan over three years
Document missing from the fxxe"
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58559559	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	$35,600.00	2.000%	$559.14	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortxxge was originated onxx
The chain of assignment has not been completed.  Currently, the mortxxge is thxx
There is an active civxx judgment axxinst the borrower in favor of the City of xx which was recorded onxx/xx/xxxxhowever, the amount is unaxxable.
There are two civxx judgments axxinst the borrower in the total amount of $x,x and in favor of xx
There are  x State tax liens axxinst the borrower in the total amount of $x,x and in the favor of same xx
First County taxes for the year of xx-xx have been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is x/x/xx. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtaxxment of income. The borrower wants to retain his property.
No loss mitixxtion activity has been initiated.
As per the property inspection report dated xx/xx/xxxxthe subject property has been occupied by the unknown party and is in good condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx. The foreclosure fxxe was referred to an attorney on xx/xx/xxxxThe notice of lis pendency was fxxed by the creditor xx Inc th the foreclosure xx The foreclosure judgment was entered on x/x/xx.  The foreclosure sale date was xxheduled on xx/xx/xxxxHowever, the foreclosure was put on hold as the borrower fxxed bankruptcy under chapter xx on xx/xx/xxxx
Bankruptcy Comments:According to the PACER, the borrower xxhad fxxed bankruptcy under chapter-xx th the xx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for the period of xx months. The first xx months in the amount of xx.xx and remaining xx months in the amount of xx The POC was fxxed onxx th the POC amount of xx and the amount of arrearage is xx No comment has been found indixxting a cram down.  Last time bankruptcy was fxxed on xx/xx/xxxx
This Step modifixxtion agreement was signed between the borrowerxx and the lender xx The interest bearing principal Balance is xx th interest rate x.xx% which steps up in x steps ending at x.xxx%. The unpaid principal balance is xx and the lender had deferred the principal amount of xx from the new principal balance. Hence, the interest-bearing amount is xx The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxxnd the maturity is dated xx/xx/xxxx. This modifixxtion does not contain balloon provision.

Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
Initial Exxrow Acct Dixxlosure
Missing Required State Dixxlosures
Notice of Servicing Transfer
Right of Rexxission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx Tape xxlue:xx/xx/xxxx---| -85 (Days) |----| Comment: As per the PACER POC fxxed date isxx. Tape Source: Initial Tape Type:
Field: Modifixxtion Amortization Type   Loan xxlue: Fixed   Tape xxlue: Step   xxriance:    xxriance %:    Comment: The modifixxtion contains the fixed amortization type.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the modifixxtion agreement P&I is $559.14.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per the loan review MI certifixxte is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan xxlue: xx Tape xxlue: xx xxriance: -xx xxriance %: -xx Comment: The original CLTV is xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
Loan Data: x.xxx% Comparison Data: x.xxx% xxriance: -x.xxx%"
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.xx Collateral Protection Insurance Notice
x.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business form is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65155956	xx	690	Not Applicable	44.338%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortxxge was originated on xx
The chain of the assignment has not been completed. Currently, the mortxxge is thxx
No active judgment or liens have been found.
The annual county taxes of xx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx for the due date of xx/x/xx. The UPB reected is in the amount of xx the due date of xx/x/xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/x/xx. The foreclosure was initiated and the complaint was fxxed th thexxand the foreclosure was dismissed on xx/xx/xxxxThe complaint was axxin fxxed byxx and the foreclosure was dismissed onxx/xx/xxxxhe complaint was fxxed onxx/xx/xxxxAccording to the 'xx', the motion to reinstate is granted by the court. According to the comment datedxx/xx/xxxxthe loan modifixxtion was approved th the UPB of xx effective on xx th an interest rate of x.xxx% for xx months. The comment dated x/x/xx reveals that the follow up for second trial payment is under process. However, the foreclosure was placed on hold. The comment datedxx/xx/xxxxtates that the foreclosure was contested onxx/xx/xxxxHowever, no detaxxs have been found rexxrding the contested matter. Further information is not axxable to confirm whether the contested matter was resolved. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of xx for the due date of xx/x/xx. The UPB reected is in the amount of xx txxl the due date of xx/x/xx. The comment datedxx/xx/xxxxeects that the reason for default was a curtaxxment of income. The subject property is owner-occupied. No damage and repairs have been found. No information pertaining to bankruptcy has been found.
Foreclosure Comments:The foreclosure was initiated and the complaint was fxxed th the xx and the foreclosure was dismissed on xx/xx/xxxxThe complaint was axxin fxxed byxx and the foreclosure was dismissed onxx/xx/xxxxhe complaint was fxxed onxx/xx/xxxxAccording to the xxthe motion to reinstate is granted by the court. According to the comment datedxx/xx/xxxxthe loan modifixxtion was approved th the UPB of xx effective on xx th an interest rate of x.xxx% for xx months. The comment dated x/x/xx reveals that the follow up for second trial payment is under process. However, the foreclosure was placed on hold.
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Current Servicer Name Loan xxlue: Unable to determine Tape xxlue:xx Comment: Current servicer name is unable to determine. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:xx  xxriance:    xxriance %:    Comment: No Dixxrepancy.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx  Tape xxlue: xx xxriance:    xxriance %:    Comment: Property address street isxx  Tape Source: Initial   Tape Type:
Field: Referral Date   Loan xxlue: Unaxxable   Tape xxlue:xx/xx/xxxx xxriance:    xxriance %:    Comment: The referral date is unaxxable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: 12/1/xx6 Tape xxlue: 9/1/2057 xxriance: -7579 (Days) xxriance %: Comment: Stated Maturity date is 12/1/xx6. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA foreclosure rexxission finance charge test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* Missing Required Dixxlosures (Lvl x)     "The list of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in the state of . The follong state dixxlosures are missing from the loan fxxe.
x.Anti-Coercion Notice.
x.Title Insurance Dixxlosure.
x.Radon xxs Dixxlosure.
x.Insurance Sales Dixxlosure."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The Affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5436824	xx	617	Not Applicable	25.900%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.125%	$424.88	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xxx the subject mortxxge was originated onxx
The chain of assignment has not been completed, currently the assignment is th xx

There is one state tax lien recorded on xx/xx/xxxxor the amount of xx in the favor of xx
Annual combined taxes of xx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxhe last payment was received on xx/xx/xxxxn the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxxhe monthly P&I is $xxx.xx th an interest rate of x.xxx%. The current UPB is reected in payment history in the amount of xx	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxhe last payment was received on xx/xx/xxxxn the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxxhe monthly P&I is $xxx.xx th an interest rate of x.xxx%. The current UPB is reected in payment history in the amount of xx
The borrower Robert Keith Belzer and Helen Renea Belzer had fxxed bankruptcy under chapter xx th xx on xx/xx/xxxxThe plan was confirmed on xx/xx/xxxxThe loan has been modified since the origination. The modifixxtion agreement was made between the lender xMortxxge, Inc and the borrower Robert Keith Belzer on xx/xx/xxxxthe new principal balance as per mod is $xx,xxx.xx.The first payment was due on xx/xx/xxxxnd the maturity date is xx/xx/xxxx.The modified rate is x.xxx% and the P&I is $xxx.xx.The modifixxtion does not contain balloon payment.
The reason for default as per servicing comment is curtaxxment of income.
The subject property is owner-occupied and is in average condition. No comments have been found rexxrding the damage or repair.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower Robert Keith Belzer and Helen Renea Belzer had fxxed bankruptcy under chapter xx th xx-xxxxx on xx/xx/xxxxThe plan was confirmed on xx/xx/xxxxhe chapter xxx plan was fxxed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month. The POC was fxxed on xx/xx/xxxxhe amount of POC is xx and the arrearage amount is $xxxx.xx.	The modifixxtion agreement was made between the lender CitiMortxxge, Inc and the borrower xxthe new principal balance as per mod is xx first payment was due on xx/xx/xxxxnd the maturity date is xx/xx/xxxx.The modified rate is x.xxx% and the P&I is $xxx.xx.The modifixxtion does not contain balloon payment.	Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan xxlue: Not Applixxble Tape xxlue:xx |---| |----| Comment: The current status of loan is active bankruptcy. No comments have been found rexxrding the foreclosure. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: No evidence of current foreclosure   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: System rounding dixxrepancy   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: System rounding dixxrepancy   Tape Source: Initial   Tape Type:
Field: Referral Date Loan xxlue: Not Applixxble Tape xxlue:xx/xx/xxxx xxriance: xxriance %: Comment: No evidence of current foreclosure Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "TxxA Finance Charge Test: FAxx Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance -$xxx.xx
This loan faxxed the TxxA finance charge test.

TxxA Foreclosure Rexxission Finance Charge Test: FAxx Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance -$xxx.xx
This loan faxxed the TxxA foreclosure rexxission finance charge test.

TxxA Right of Rexxission Test: FAxx
This loan faxxed the TxxA right of rexxission test. Closed-end

Prohibited Fees First Lien Test: FAxx Loan Data  $xxx.xx Comparison Data $x.xx xxriance+$xxx.xx
This loan faxxed the first lien prohibited fees test.

Broker Fees Test: FAxx Loan Data $x,xxx.xx Comparison Data $xxx.xx xxriance +$xxx.xx
This loan faxxed the broker fees test due to one or more of the follong findings: (Division Guidance on Broker
Compensation)

Origination Fee & Broker Fee Test: FAxx Loan Data $x,xxx.xx Comparison Data $xxx.xx xxriance +$xxx.xx
This loan faxxed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "TxxA Finance Charge Test: FAxx Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance -$xxx.xx
This loan faxxed the TxxA finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.

TxxA Foreclosure Rexxission Finance Charge Test: FAxx Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance -$xxx.xx
This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.

TxxA Right of Rexxission Test: FAxx
This loan faxxed the TxxA right of rexxission test. Closed-end
The funding date is before the third business day follong consummation.
The consumer may exercise the right to rexxind untxx midnight of the third business day follong consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material dixxlosures, whichever occurs last."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA Finance Charge Test: FAxx Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance -$xxx.xx
This loan faxxed the TxxA finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.

TxxA Foreclosure Rexxission Finance Charge Test: FAxx Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx xxriance -$xxx.xx
This loan faxxed the TxxA foreclosure rexxission finance charge test.
The finance charge is $xxx,xxx.xx. The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx.

TxxA Right of Rexxission Test: FAxx
This loan faxxed the TxxA right of rexxission test.
Closed-end
The funding date is before the third business day follong consummation.
The consumer may exercise the right to rexxind untxx midnight of the third business day follong consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material dixxlosures, whichever occurs last."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in MO state. The follong state dixxlosures are missing from the loan fxxe.
x.MO Collateral Protection Act Notice
x.Borrower's Choice of Insurer orAgent"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer document is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38363628	xx	687	Not Applicable	48.166%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortxxge was originated on xx
There are two active civxx judgments axxinst the borrower in the total amount of $xxxx.x which was recorded on multiple dates in favor of multiple plaintiffs.
There are two active IRS Liens axxinst the borrower in the total amount of xx which was recorded on xx/xx/xxxx xx/xx/xxxxn favor of xx
Annual County tax of xx has been paid on xx/xx/xxxxn the amount of xx
x installment of xxhool tax for the year of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
x installment of xxhool tax for the year of xx is due on xxx in the amount of $x,xxx.xx.
Annual Utxxities tax of xx is balance in the amount of $xxx.xx which is good through onxx/xx/xxxx	Review of the payment history provided fromxx/xx/xxxxo x/x/xx reveals that borrower has been the delinquent for +xx months. The last payment was received in the amount of $x,xxx.xx on xx/x/xx which was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments state that the borrower has been the delinquent for +xx months. The last payment was received in the amount of $x,xxx.xx on xx/x/xx which was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Review of the collection comments state that the foreclosure was initiated and referred to attorney onxx/xx/xxxxAs per comment dated x/x/xx foreclosure fxxe was placed on hold due to required original assignment. Currently fxxe is on hold.  No further information is axxable in the collection comments rexxrding foreclosure.
Subject property need to repair. As per comment datedxx/xx/xxxxSubject property need to repair. There is not information rexxrding type of damage and the amount of repair in the collection comments. As per BPO report datedxx/xx/xxxxhich is loxxted at xx
PACER did not reect a bankruptcy fxxed by the borrower.
As per latest comment dated x/x/xx subject property is occupied by the non-owner.

Update:
As per the servicing comment dated xx/xx/xxxxstream line modifixxtion found th new int rate x.xx%, new p&i $x,xxx.xx, new interest bearing upb $xxx,xxx.xx, new due xx/xx/xxxxnd new maturity date xx/xx/xxxx.
No additional information was found in recent collection comments review.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated and referred to attorney onxx/xx/xxxxAs per comment dated x/x/xx foreclosure fxxe was placed on hold due to required original assignment. Currently fxxe is on hold.  No further information is axxable in the collection comments rexxrding foreclosure.
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Loan Program Info Dixxlosure	Field: Current Servicer Name Loan xxlue: xx Tape xxlue:xxComment: noted Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan xxlue: Full Documentation   Tape xxlue: No Documentation   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan xxlue: Not Applixxble   Tape xxlue: ARM   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: cert in fxxe   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Unable to determine   Tape xxlue: xx   xxriance:    xxriance %:    Comment: noted   Tape Source: Initial   Tape Type:
Field: Referral Date Loan xxlue:xx/xx/xxxx Tape xxlue: 5/6/xx xxriance: 131 (Days) xxriance %: Comment: noted Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase Risk Indixxtor is Moderate due to TxxA Finance Charge Test and TxxA APR Test are faxxed."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "ComplianceEase TxxA Test Faxxed due to follong reason.
x. TxxA Finance Charge Test shows Loan Data $xxx,xxx.xx, Comparison Data $xxx,xxx.xx and xxriance -$xx,xxx.xx.
The finance charge is xx The dixxlosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.
x. TxxA APR Test shows Loan Data xx Comparison Data x.xxx% and xxriance -xx
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan Program Dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service provider is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42377968	xx	699	694	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,033.35	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originatedxx
The chain of assignment has not been completed. The latest assignment is fromxx
No active judgments or liens have been found.
Annual county taxes for the year of xx taxes have been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is x/x/xx. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $x.xxx.xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtaxxment of income.
No loss mitixxtion activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the joint borrowerxx had fxxed bankruptcy under chapter-xx th the xxse#xx-xxxxx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was fxxed by the creditorxxand the amount of arrearage is xx The xxhedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx The xxse was dixxharged on xx/xx/xxxxhowever, the motion to reopen chapter xx plan was fxxed on xx/xx/xxxxnd the order was granted on xx/xx/xxxxNo comment has been found indixxting a cram down.

The step modifixxtion agreement was made on xx/xx/xxxxetween the borrowerxx
The unpaid principal balance is xx No, a deferred has been found. Hence, the interest-bearing amount is xx The borrower promises to pay the monthly  P&I of $x,xxx.xx beginning from xx/xx/xxxxnd the maturity is dated xx/xx/xxxx.

Affxxiated Business Dixxlosure Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Loan Amortization Type Loan xxlue: Step Tape xxlue: ARM |---| |----| Comment: Loan Amortization Type is Step. However, the tape data reects ARM. Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 7/1/xx   Tape xxlue: 6/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: Mod Step 1 Date is 7/1/xx. However, the tape data reects 6/1/xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan xxlue: xx Tape xxlue: xx xxriance: xx xxriance %: xx Comment: Original Stated P&I is $1,667.33.. However, the tape data reects xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Loan program dixxlosure missing or unexecuted (Lvl x) "Loan Program dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Services Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted at  State. The follong require state dixxlosures are missing from the loan fxxes.
?.Anti-Coercion Notice
..?Title Insurance Dixxlosure
..?Radon xxs Dixxlosure
?.Insurance Sales Dixxlosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Dixxlosure is missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to determine an operative index xxlue since the supportive documents are missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Form is missing from the loan fxxe."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the both borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37792912	xx	819	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.500%	$367.93	xx/xx/xxxx	Financial Hardship	The updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated onxx
The chain of mortxxge assignment is incomplete. Currently, the mortxxge assignment is th xx
There is an divorce open axxinst the xx
First combined taxes of xx have been paid in the amount of $xx.xx.
Second combined taxes of xx are due onxx/xx/xxxxn the amount of $xx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date of x/x/xx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx	Collections Comments:Axxable servicing comment and documents in fxxe reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date of x/x/xx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx
According to the PACERxxhad fxxed bankruptcy under chapter-xx th thexx xxhedule D in voluntary petition datedxx/xx/xxxxtates, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was fxxed by xx in the secured claim amount $xx,xxx.xx and an arrearage in the amount of xx Initial chapter xx plan was fxxed onxx/xx/xxxxThird amended chapter xx plan was fxxed on xx/xx/xxxxwhich states subject creditor claim arrearage wxxl be paid through bankruptcy in the amount of xx  and regular payment wxxl be paid monthly in the amount of xx Plan was confirmed on xx/xx/xxxxAxxable servicing comment and documents in fxxe reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on x/x/xx. Foreclosure complaint was fxxed onxx. Foreclosure judgment was entered on x/x/xx. But foreclosure was put on hold due to borrower had fxxed bankruptcy under chapter xx th the xx
According to collection comment, no damages or repairs have been found.
Latest BPO report is not axxable in the loan fxxe.
Foreclosure Comments:Axxable servicing comment and documents in fxxe reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on x/x/xx. Foreclosure complaint was fxxed onxx/xx/xxxxh xx. Foreclosure judgment was entered on x/x/xx. But foreclosure was put on hold due to borrower had fxxed bankruptcy under chapter xx th thexx on datexx/xx/xxxxBankruptcy Comments:According to the PACER xxhad fxxed bankruptcy under chapter-xx th the xxonxx/xx/xxxxxxhedule D in voluntary petition datedxx/xx/xxxxtates, the amount of claim thout deducting xxlue of collateral was xx and xxlue of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was fxxed byxx in the secured claim amount xx and an arrearage in the amount of xx Initial chapter xx plan was fxxed onxx/xx/xxxxThird amended chapter xx plan was fxxed on xx/xx/xxxxwhich states subject creditor claim arrearage wxxl be paid through bankruptcy in the amount of xx and regular payment wxxl be paid monthly in the amount of xx Plan was confirmed on xx/xx/xx.	The modifixxtion agreement was made between Lender xx The new modified principal balance as per modifixxtion is in the amount of xx interest bearing amount $xx,xxx.xx, and deferred amount is$x. The borrower promises to pay $xxx.xx monthly th modified interest rate of x.xxx % beginning from x/x/xx th a maturity date of x/x/xxxx.	Affxxiated Business Dixxlosure Credit Applixxtion Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 10/5/xx Tape xxlue: xx/xx/xxxx---| -47 (Days) |----| Comment: The PACER reects the Current Bankruptcy Proof of Claim (POC) Date as 10/5/xx. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue:xx xxriance:    xxriance %:    Comment: As per payment servicer name is not axxable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The original CLTV Ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original standard LTV Ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:    xxriance:    xxriance %:    Comment: The prior servicer #1 name is not applixxble.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx   Tape xxlue: xx  xxriance:    xxriance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Property City   Loan xxlue: xx   Tape xxlue:xx   xxriance:    xxriance %:    Comment: The Note reects the Subject Property City as: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue:xx Tape xxlue: Refinance xxriance: xxriance %: Comment: Purpose of transaction as per HUD-1 is xxshout Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final loan applixxtion is missing from the loan fxxe. Data is xxptured from initial applixxtion loxxted in the fxxe at "xxxxxxxxx_xxxxxxxxx Pg#xx"."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted at , Follong dixxlosures are missing from the loan fxxes.
Equal Credit Axxabxxity Notice
Insurance Tying Dixxlosure
Non-Deposit Insurance Dixxlosure"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The required affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74992072	xx	Unavailable	Not Applicable	19.651%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$1,078.87	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated on xx
The chain of the assignment is not complete.  The latest assignment is toxx
There is a civxx judgment axxinst borrower in the favor ofxx
There is a civxx judgment axxinst borrower in the favor ofxx
There is a civxx judgment axxinst borrower in the favor ofxx
No prior delinquent taxes have been found.	The payment history as ofxx/xx/xxxxeects the borrower is currently delinquent xx months and next due for the xx/x/xx payment. The last payment was received on xx in the amount of $x,xxx.xx and was applied to the xx/x/xx payment th the remaining placed into suspense. The current P&I payment is $x,xxx.xx, PITI is $x,xxx.xx, and interest rate is x%. The UPB per the payment history is xx	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as ofxx/xx/xxxxeects the borrower is currently delinquent xx months and next due for the xx/x/xx payment. The last payment was received on xx in the amount of $x,xxx.xx and was applied to the xx/x/xx payment th the remaining placed into suspense. The current P&I payment is $x,xxx.xx, PITI is $x,xxx.xx, and interest rate is x%. The UPB per the payment history is xx
The loan has been modified tce since origination; on x/x/xx th the latest loan modifixxtion effective xx/x/xx between the borrowersxx th a new principal balance in the amount of xx to a fixed rate of x% and a P&I payment of $x,xxx.xx beginning xx/x/xx untxx the new maturity date of xx/x/xxxx.
The latest foreclosure action,xx was initiatedxx/xx/xxxxnd the complaint was datedxx/xx/xxxxnd recorded on xx.  The foreclosure was placed on hold due to the borrower fxxing bankruptcy onxx/xx/xxxx The prior foreclosure actionxxthat was fxxed onxx/xx/xxxxas dixxontinued action/xxncelled on xx/x/xx.
As per PACER report, the borrowerxx  xxhedule D of the Bankruptcy Voluntary Petition datedxx/xx/xxxxeects the amount of claim as xx th the xxlue of collateral as xx leaving $x unsecured portion.  The POC was fxxed on xx/xx/xxxxh a secured claim amount of xx and arrearages totaling xx  The amended plan dated xx reects the debtor shall pay to the trustee the sum of xx per month for x months and xx per month for xx months.  The plan was confirmed onxx/xx/xxxx
The borrowers previously fxxed a Chapter x Bankruptcy xxse# xx-xxxxx onxx/xx/xxxxhat was dixxharged and terminated onxx/xx/xxxx
Prior Chapter xx Bankruptcy xxse# xx-xxxxx was fxxedxx/xx/xxxxnd was Dismissed x/x/xx and Terminated xx.
The current occupancy of borrower is owner occupied.  AVM dated xx/xx/xxxxeects a xxlue of xx

Foreclosure Comments:The latest foreclosure action, xx was initiatedxx/xx/xxxxnd the complaint was datedxx/xx/xxxxnd recorded on xx.  The foreclosure was placed on hold due to the borrower fxxing bankruptcy onxx/xx/xxxx The prior foreclosure action,xxthat was fxxed onxx/xx/xxxxwas dixxontinued action/xxncelled on xx/x/xx.
Bankruptcy Comments:As per PACER report, the borrowerxxhedule D of the Bankruptcy Voluntary Petition datedxx/xx/xxxxeects the amount of claim as xx th the xxlue of collateral as xx leaving $x unsecured portion.  The POC was fxxed on xx/xx/xxxxh a secured claim amount of xx and arrearages totaling xx  The amended plan dated xx reects the debtor shall pay to the trustee the sum of xx per month for x months and xx per month for xx months.  The plan was confirmed onxx/xx/xxxx
The borrowers previously fxxed a Chapter x Bankruptcyxxonxx/xx/xxxxhat was Dixxharged and Terminated onxx/xx/xxxxPrior Chapter xx Bankruptcyxx was fxxedxx/xx/xxxxnd was Dismissed x/x/xx and Terminated xx.	The loan has been modified tce since origination; on x/x/xx th the latest loan modifixxtion effective xx/x/xx between the borrowersxx th a new principal balance in the amount of xx to a fixed rate of x% and a P&I payment of $x,xxx.xx beginning xx/x/xx untxx the new maturity date of xx/x/xxxx.	Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl. Missing Required State Dixxlosures Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Status Loan xxlue: Complaint Fxxed Tape xxlue: Referred to Attorney |---| |----| Comment: The current status of foreclosure is complaint fxxe. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to Determine   Tape xxlue: xx Mortxxge Servicing, LLC   xxriance:    xxriance %:    Comment: The current servicer name was not provided on the payment history.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: The latest loan modifixxtion reects a P&I payment in the amount of xx   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: No Dixxrepancy.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The original CLTV ratio percent is xx however the tape data reects xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -4 (Days)   xxriance %:    Comment: As per note, the original note doc date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -0.xx%   xxriance %: -0.xx00%   Comment: The original standard LTV is xx however the tape data reects xx which appears to be rounded.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:xx   xxriance:    xxriance %:    Comment: The prior servicer name was not provided.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xx   Tape xxlue:xx   xxriance:    xxriance %:    Comment: As per note, the property address isxx
Field: Referral Date Loan xxlue:xx/xx/xxxx Tape xxlue: xx/xx/xxxx xxriance: 1290 (Days) xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Risk Indixxtor is Moderate due to faxxing the TxxA APR Test as the Final Txx is missing."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "The TxxA APR Test faxxed due to missing the Final Txx from the fxxe and the APR was entered as x.xxx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report from origination is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
-  Consumer Credit Dixxlosure / Fair Credit Reporting Notice
-  Interest Rate Dixxlosure
-  Hazard Insurance  Dixxlosure
- Tax Exxrow Account Designation
- Mortxxge Bankers and Exempt Orxxnizations Preapplixxtion
- Default Warning Notice
- Smoke Alarm Affidavit
- xx Real Property Exxrow Account Dixxlosure
- Commitment Dixxlosure
- Lock-in Dixxlosure
- Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38972152	xx	Unavailable	Not Applicable	31.026%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of updated title report as of xx/xx/xxxxhe subject mortxxge has been originated onxx
The chain of assignment is not complete as the current assignee isxx
The xx combined taxes is paid in the amount of $xxxx.xx. no prior delinquent taxes are found.
The payment history as ofxx/xx/xxxxeects the borrower is currently xx months delinquent in his payments and due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of $xxx and was placed into suspense. The last payment applied was onxx/xx/xxxxo thexx/xx/xxxxayment. The current P&I is $xxx.xx, PITI is $xxx.xx, interest rate is x.xxx%. The current UPB is xx	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as ofxx/xx/xxxxeects the borrower is currently xx months delinquent in his payments and due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of $xxx and was placed into suspense. The last payment applied was onxx/xx/xxxxo thexx/xx/xxxxayment. The current P&I is $xxx.xx, PITI is $xxx.xx, interest rate is x.xxx%. The current UPB is xx
The fxxe contains a copy of an executedxxth a new principal balance of $xx,xxx.xx to a fixed rate of x% th a P&I payment of xx beginningx/x/xx for xx months th a maturity date of xx/x/xxxx.  This loan modifixxtion was not put into effect.  Servicing comments reect that the Mod was not executed and returned in a timely fashion therefore the mod was not booked.
A GSE ex Streamline Mod was approved onxx/xx/xxxxor trial payments to begin on xx.
The RFD is stated to be Marital Difficulties.
Foreclosure was referred to attorney onxx/xx/xxxx Servicing comment dated xx/x/xx reects the servicer approved additional fee for attorney to fxxe a title claim.  Tax lexxl encumbers more land than the mortxxge lexxl.  The tax lexxl is Lots x to xx and thexx.  Servicing comments do not indixxte if the title claim has been fxxed.  The borrower fxxed Bankruptcy on xx/x/xx placing Foreclosure on hold.
Active Chapter xx Bankruptcy xx was fxxed on xx/x/xx and the plan was confirmed onxx/xx/xxxx The POC was fxxed onxx/xx/xxxxh secured claim amount of xx and amount of arrears of xx  The plan reects the borrower shall pay $xxx per month for the total amount of xx
Borrower previously fxxed a Chapter x Bankruptcyxx
AVM dated xx/xx/xxxxeects a xxlue of xx
Foreclosure Comments:Foreclosure was referred to attorney onxx/xx/xxxx Servicing comment dated xx/x/xx reects the servicer approved additional fee for attorney to fxxe a title claim.  Tax lexxl encumbers more land than the mortxxge lexxl.  The tax lexxl is Lots x to xx and thexx  Servicing comments do not indixxte if the title claim has been fxxed.  The borrower fxxed Bankruptcy on xx/x/xx placing Foreclosure on hold.
Bankruptcy Comments:Active Chapter xx Bankruptcy xx was fxxed on xx/x/xx and the plan was confirmed onxx/xx/xxxx The POC was fxxed onxx/xx/xxxxh secured claim amount of xx and amount of arrears of xx  The plan reects the borrower shall pay $xxx per month for the total amount of xx
Borrower previously fxxed a Chapter x Bankruptcy xxse# xx-xxxxx that was Dixxharged x/x/xx.	Not Applixxble	Affxxiated Business Dixxlosure Credit Report Document Shong a Index Numerixxl xxlue Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Borrower #2 First Name Loan xxlue: Not Applixxble Tape xxlue: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan xxlue: Not Applixxble   Tape xxlue:   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan xxlue: Not Applixxble   Tape xxlue: D   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan xxlue: 1/9/xx   Tape xxlue:xx/xx/xxxx xxriance: -1 (Days)   xxriance %:    Comment: The POC date is xx/xx/xxxxs per the Documents.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to Determine   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The Current Servicer Name was not provided on the payment history.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The CLTV Ratio is xx however the tape data reects xx which appears to be due to rounding.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The LTV Ratio is xx however the tape data reects 71% which appears to be due to rounding.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue:xx xxriance: xxriance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Risk Indixxtor is Moderate due to faxxing the TxxA right of rexxission test as the ROR is missing."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA right of rexxission test due to missing the ROR."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "The Note at origination is a x/x to xx/x Adjustable Rate Note.  Missing the loan program dixxlosure from the fxxe."
* Missing credit report (Lvl x)     "credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The property is loxxted in the State of xx.  The follong state dixxlosures are missing from the loan fxxe.
x) MI Borrowers Bxxl of Rights.
x) MI Consumer xxution and Homeownership Counseling Notice.
x) Choice of Insurance Agent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing Transfer is missing from the loan fxxe."
* Operative Index Numerixxl xxlue Unaxxable based on lender docs (Lvl x)     "The Note at origination is a x/x to xx/x Adjustable Rate; unable to determine the operative index xxlue used by the lender at origination."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The Required Affxxiated Business Dixxlosure is missing from the loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x)     "The ROR is missing from the loan fxxe."
																									* Txx not hand dated (Lvl x) "The Final Txx is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74794064	xx	Unavailable	Not Applicable	45.337%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	$58,719.87	4.625%	$1,057.28	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reects that the subject mortxxge was originated on xx
The Chain of the assignment has not been completed. The latest assignment is thxx
No active liens and judgments have been found axxinst the borrower and the property.
First and second installment taxes for the year of xx-xx have been paid on xx/xx/xxxx xx/xx/xxxxach in the amount of $ x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx
Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtaxxment of income. The borrower wants to retain his property.
No loss mitixxtion activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx. The foreclosure fxxe was referred to an attorney on xx/xx/xxxxThe notice of lis pendency was fxxed by the xxThe foreclosure sale was xxheduled on xx/xx/xxxxhowever, the foreclosure fxxe was put on hold as the borrower has fxxed bankruptcy under chapter xx on xx/xx/xxxxBankruptcy Comments:According to the PACER, the borrowerxxhad fxxed bankruptcy under chapter-xx th thexx and the planxx was confirmed on xx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was fxxed on xx/xx/xxxxh the POC amount of xx and the amount of arrearage is xx As per xxhedule D of Voluntary Petition fxxed on xx, shows that the amount of claim thout deducting the xxlue of the collateral as xx and xxlue of the collateral as xx Hence, the unsecured portion is xx No comment has been found indixxting a cram down. Last time bankruptcy was fxxed on xx/xx/xx.	This is a conventional fixed rate mortxxge th P&I of $x,xxxx.xx th the rate of interest x.xxx% and a maturity date of xx/xx/xxxx The P&I as per payment history is the $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest th respect to Note data which seems that there would be a possible modifixxtion. As per the modifixxtion program document loxxted atxx The borrower promises to make a monthly payment of xx th the rate of interest x.xxx%, beginning from xx/xx/xxxxxxl the maturity date of xx/xx/xxxx. The new principle balance stated in the Modifixxtion is in the amount of xx The lender has deferred the amount of xx from the modified principal balance. Hence, the interest-bearing amount is xx	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Currently in Foreclosure? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: The foreclosure was initiated on xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx  Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the appraisal report, original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the appraisal report, original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: Refinance Tape xxlue: xxsh Out xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosures are missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The property is loxxted in state of xx. The follong required State Dixxlosures are missing in the loan fxxe.
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Earthquake Dixxlosure forCondominiums
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.xx Fair Lending Notice
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
xx.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
* Settlement date is different from note date (Lvl x)     "As per the final hud-x document, the settlement date is xx/xx/xxxxhich is different from the original note date xx/xx/xxxx
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20757426	xx	Unavailable	Not Applicable	45.886%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$185,976.59	2.000%	$727.90	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originated xx
The chain of assignment has not been completed. The latest assignment is th xx
There is a junior mortxxge in the favor ofxx
x and x installment county taxes for the year of xx-xx have been paid on xx/xx/xxxxxx/xx/xxxxespectively each in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtaxxment of income.
No loss mitixxtion activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx. The foreclosure fxxe was referred to an attorney on xx/xx/xxxxThe notice of default was fxxed by the creditor xx. As per the notice of sale document loxxted atxx, the first time foreclosure sale date was xxheduled on xx/xx/xxxxnd second time on xx/xx/xxxxnd last time foreclosure sale was xxheduled on xx/xx/xxxxhowever, the foreclosure sale was put on hold as the borrower had fxxed bankruptcy under chapter-xx th the xx

Bankruptcy Comments:According to the PACER, the joint borrowersxxhad fxxed bankruptcy under chapter-xx th the xxand the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months. The debtor has paid a total of xx through Feb-xx and $xxx.xx for the next xx months and $xxx.xx for xx months. The POC was fxxed by the xxth the POC amount of xx and the amount of arrearage is xx No comment has been found indixxting a cram down. Last time bankruptcy was fxxed on xx/xx/xx.	This Step modifixxtion agreement was signed between the borrowerxx. The Unpaid principal Balance is xx th an interest rate of x.xx% which steps up in x steps ending at x.xxx%.
The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxxnd the maturity is xx/xx/xxxx. The amount of xx has been deferred from the principal balance. Hence, the interest-bearing amount is xx
This modifixxtion contains balloon provision, the borrower wxxl pay the deferred balance int the amount of xx at the time of maturity date xx/xx/xxxxx.

Affxxiated Business Dixxlosure Credit Report Loan Program Info Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx---| -26 (Days) |----| Comment: POC date isxx/xx/xxxxhowever, the tape data reectsxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: ARM   xxriance:    xxriance %:    Comment: Loan Amortization Type is step . However, the tape data reects ARM.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: Full Documentation   Tape xxlue: No Documentation   xxriance:    xxriance %:    Comment: Loan type is Full Documentation. however, the tape data refelcts No Documentation.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 8/1/xx   Tape xxlue: 7/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: Mod step 1 date is 8/1/xx. However, the tape data reects 7/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 8/1/xx   Tape xxlue: 7/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: Mod Step 2 Date is 8/1/xx. However, the tape data reects 7/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 8/1/xx   Tape xxlue: 7/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: Mod step 3 date is 8/1/xx. However, the tape data reects 7/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 8/1/xx   Tape xxlue: 7/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: Mod ste 4 date is 8/1/xx. However, the tape data reects 7/1/xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: CLTV is xx however, the tape data reects xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV is xx However, the tape data reects xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Original P&I is $2,867.21. However, the tape data reects $1,697.46.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue:xx xxriance: xxriance %: Comment: The prior servicer is not axxable. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Elexxted" (Lvl x) "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Loan program dixxlosure missing or unexecuted (Lvl x)     "Loan Program dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of Services Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted at xx State. The follong required state dixxlosures are missing from the loan fxxes.
x.?Impound Account Dixxlosure
x.?Cosigner Notice
x.?Prixxte Mortxxge Insurance Dixxlosure
x.?Earthquake Dixxlosure for condominiums
x.?Hazard Insurance Dixxlosure
x..Insurer RecommendationDixxlosure
x.?xx Fair Lending Notice
x.?Anti-Tying Dixxlosure
x.?Prixxcy Notice
xx.?Notice of Right to Copy of Appraisal
xx.?Applixxtion for Credit-Married Persons
xx.?Fair Debt Collection Notice
xx.?Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to determine an operative index xxlue since the supportive documents are missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated Business Form is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "As per the final Hud-x document, the settlement date is xx/xx/xxxxhich is different from original note date xx/xx/xxxx		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73626957	xx	523	Not Applicable	56.675%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$134,879.88	2.000%	$654.80	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated onxx/xx/xxxxh the lender xx
There is a senior mortxxge on subject property originated on x/x/xx th the lenderxx
There are x civxx judgments axxinst the borrower in the total amount of $x,xxx.xx.
There are x judgment axxinst the borrower recorded prior to the subject mortxxge in total amount of xx th the different plaintiffs.
The combined taxes have been paid in the amount of $xx,xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxxthe borrower is delinquent for xx months. The next due is on x/x/xx. The last payment was received in the amount of $xxx.xx which was applied for the due date was x/x/xx. The UPB reected in the amount of xx	Collections Comments:As per the collection comments, the loan is currently active in bankruptcy. According to the payment history as ofxx/xx/xxxxthe borrower is delinquent for xx months. The next due is on x/x/xx. As per the collection comments, the subject property is occupied by the owner. As per the collection comments, the property is in good condition and no damages have been found.
Foreclosure Comments:According to the servicing comments, the foreclosure was initiated in xx. The fxxe was referred to an attorney on xx/xx/xxxxnd the complaint was fxxed on xx/xx/xxxxHowever, the foreclosure was put on hold as borrower fxxed the bankruptcy on x/x/xx.
Bankruptcy Comments:Kerline Mondey (borrower/debtor) fxxed bankruptcy under chapter xx th thexx. Debtor fxxed the chapter plan onxx/xx/xxxxhich was confirmed on xx/xx/xxxxAccording to the plan the debtor shall pay to the trustee $xxx.xx for xx months and then $x,xxx.xx for xx months. The creditor xx and arrearage of xx xxhedule D of voluntary petition shows the amount of claim as xx and collateral xxlue as xx Hence, the unsecured portion is xx	The loan was modified on xx/xx/xxxxetween borrower and lender. The new modified principal balance is xx from which xx has been deferred. Hence, the interest bearing balance is xx The new P&I is $xxx.xx and the interest rate is x.xx%. The first modified payment starts from xx/xx/xxxxnd xx/xx/xxxx wxxl be the new maturity date. The Modifixxtion further taken five steps.	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx---| -55 (Days) |----| Comment: POC is fxxed onxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan xxlue: Unaxxable   Tape xxlue: Step   xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:xx  Variance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date Loan xxlue: xx/xx/xxxx Tape xxlue: 9/6/xx xxriance: 69 (Days) xxriance %: Comment: S&C fxxing date is xx/xx/xxxx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "The List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted inxx, However, the follong state dixxlosures are missing from the loan fxxe.
State dixxlosure forxx.
x.NJ Applixxtion Dixxlosure
x.Delivery Fee Authorization
x.NJ Attorney Dixxlosure
x.The unacceptabxxity of Insurance Notice
x.Attorney Dixxlosure II
x.Tax Bxxl Information
x.Prixxte Well Testing
x.Lock-In Agreement
x.Commitment Dixxlosures
xx.Choice of Insurer Dixxlosure
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The Affxxiated Business Dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32378015	xx	593	680	62.090%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,914.20	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx, shows that the subject mortxxge was originated on x/x/xx and
Chain of assignment has not been completed. The assignment is missing fromxx
There are no active liens and judgments.
The x and x county taxes of the year xx-xx have been paid in the amount of $xxxx.xx.
The x and x county taxes of the year xx-xx are delinquent in the amount of $xxxx.xx.
Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reected in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the payment history as ofxx/xx/xxxxthe borrower is currently delinquent forxx month. The last payment was received onxx/xx/xxxxThe last payment applied date was xx/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected as per the payment history is in the amount of xx
The reason for default is unable to determine. The subject property is owner occupied. The borrower's intention is to keep the property. No comments have been found rexxrding the damage and repair in the latest servicing comments.
Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The fxxe was referred to an attorney on x/x/xx. The complaint was fxxed onxx/xx/xxxxThe sale was xxheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as borrower fxxed bankruptcy under chapter xx onxx/xx/xxxxBankruptcy Comments:According to the PACER, the borrower had fxxed bankruptcy under chapter-xx th the xx onxx/xx/xxxxThe plan was confirmed on xx/x/xx. POC was fxxed on xx/xx/xxxxAmount of claim is xx and arrearage amount is xx There is no comment indixxting a cram down.	Loan Modifixxtion agreement was made between borrowers xxon effective date of xx/xx/xxxxThe borrower promised to pay the unpaid principal balance of xx th interest rate of x.xxx% th P&I of $x,xxx.xx th fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended th the maturity date of xx/xx/xxxx.
Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: xx/xx/xxxx Tape xxlue:xx |---| -6 (Days) |----| Comment: As per PACER POC date is xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per appraisal report CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per appraisal report LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per note original P&I is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:    xxriance:    xxriance %:    Comment: Prior servicer is unaxxable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan xxlue: Refinance   Tape xxlue: xxsh Out   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: -3 (Days) xxriance %: Comment: As per collection comment complaint fxxing date isxx/xx/xxxx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* DTI > xx% (Lvl x) "As per xxxx datedxx/xx/xxxxthe total monthly income is in the amount of $x,xxx.xx and the total monthly expenses is in the amount of $x,xxx.xx hence, DTI is exceeding xx%."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong state dixxlosures are missing form the loan fxxe.
x.Impound Account Dixxlosure
x.Cosigner Notice
x.Prixxte Mortxxge Insurance Dixxlosure
x.Earthquake Dixxlosure forCondominiums
x.Hazard Insurance Dixxlosure
x.Insurer RecommendationDixxlosure
x.xx Fair Lending Notice
x.Anti-Tying Dixxlosure
x.Prixxcy Notice
xx.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "According to final Hud-x, the settlement date is xx/xx/xxxxhich is different from the note date of xx/xx/xxxx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33690143	xx	Unavailable	Not Applicable	23.441%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated ofxx/xx/xxxxhows that the subject mortxxge originated onxx
The x Installment of county property taxes for the year of xx has paid onxx/xx/xxxxn the amount of $.xx & x installment is due on xx/xx/xxxxn the amount $.xx. No prior years delinquent taxes found. There are no liens and judgments are active on the title.
The review of payment history as of datedxx/xx/xxxxhows that borrower is delinquent for xx months starting from xx/x/xx txxl as ofxx/xx/xxxxThe next payment is due on x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of x/x/xx.The current unpaid principal balance is in the amount of $ xx th interest rate of x.xxx%.	Collections Comments:As per collection comment, the loan is in litixxtion. The borrower is delinquent more than xx months.

As per collection comment datedxx/xx/xxxxthe modifixxtion is requested. The Trial Plan was offered to the borrower which starts form xx/xx/xxxxo xx/xx/xxxxIf the borrower completes the trial plan then the loan wxxl be modified on x/x/xx. No further evidences have been found in the collection comments rexxrding the trial payments and modifixxtion.

As per comment xx/xx/xxxxborrower stated reason for default as reduction in income.

As per comment dated on the foreclosure was placed on hold due to litixxtion.Also comment dated onxx/xx/xxxxtates the foreclosure is contested. No further detaxxs are axxable rexxrding litixxtion type. No evidences are found rexxrding litixxtion resolve.

Borrower fxxed bankruptcy on xx/xx/xxxxnder chapter x th xxse no xx-xxxxx. According to history of the xxse provided by PACER, the plan was not fxxed. However, there are no evidences rexxrding motion for relief. The reaffirmation agreement was fxxed onxx/xx/xxxxThe debtor was dixxharged onxx/xx/xxxxnd the bankruptcy was terminated onxx/xx/xxxx
Update:
No information found in recent axxable CC.

Foreclosure Comments:Complaint fxxed xx/xx/xxxxccording to Foreclosure referral form loxxted at xxforeclosure has been  initiated and referred to attorney on xx/x/xx and also the complaint was fxxed on xx/xx/xxxxNo further information is axxable to understand the current status of foreclosure process.
Bankruptcy Comments:Lundy, Brian James (Debtor) fxxed bankruptcy on xx/xx/xxxxnder chapter x th xxse no xx-xxxxx. According to history of the xxse provided by PACER, the plan was not fxxed. However, there are no evidences rexxrding motion for relief. The reaffirmation agreement was fxxed onxx/xx/xxxxThe debtor was dixxharged onxx/xx/xxxxnd the bankruptcy was terminated on x/xx/xx.	Not Applixxble	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: Bankruptcy is initiated after loan origination. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:   xxriance:    xxriance %:    Comment: Prior servicer #1 Name is not applixxble.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Exceptions Test Faxxed (Lvl x) "This loan faxxed the license xxlidation test.
 House Enrolled Act xxxx requires the  Department of Financial Institutions to begin regulation of both first and subordinate lien mortxxge lending under the First Lien Mortxxge Lending License and Subordinate Lien Mortxxge Lending
License. As a result, lenders wxxl no longer be allowed to make loans under the  Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The  First Lien Mortxxge Lending License and  Subordinate Lien Lending License are not axxable for loans th a closing date before the Act's effective date of January x, xx."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "ComplianceEase risk indixxtor is “Moderate”.

This loan faxxed the  license xxlidation test."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is not signed by borrower. However unsigned copy of dixxlosure is axxable in the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  State. The follong required state dixxlosures are missing from the loan fxxe.
x.Hazard Insurance Dixxlosure
x.Federal Consumer Credit Protection Act Dixxlosure
x.Insurance Freedom of Choice Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business Dixxlosure is not signed by borrower. However unsigned copy of dixxlosure is axxable in the loan fxxe."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23344376	xx	Unavailable	Not Applicable	34.008%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$625.83	3.875%	$416.81	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx

There are no active liens and judgments axxinst the borrower and subject property.
Annual combined taxes of xx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reected in the payment history is in the amount of xx The borrower had made the last payment as per Modifixxtion agreement.

Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx The borrower had made the last payment as per Modifixxtion agreement.
The loan has been modified, this modifixxtion agreement was made betweenxx
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxThe complaint was fxxed on xx/xx/xxxxHowever, the loan is currently active in the bankruptcy. The borrowerxx had fxxed bankruptcy under Chapter xx th thexx. The plan was confirmed on xx/xx/xxxxAs per Inspection reporxx dated xx/xx/xxxxthe subject property is occupied and unknown party and good in condition.
No comments have been found indixxting damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxxThe complaint was fxxed on xx/xx/xxxxHowever, the loan is currently active in the bankruptcy. The borrower xx had fxxed bankruptcy under Chapter xx th thexxThe plan was confirmed on xx/xx/xxxx

Bankruptcy Comments:
The borrowerxx The plan was confirmed on xx/xx/xxxxThe date of last fxxing is xx/xx/xxxxThe POC was fxxed by xxon xx/xx/xxxxh the secured claim amount of xx and the arrearage is xx   According to Chapter xx plan dated xx/xx/xxxxthe debtor shall pay the trustee $xxx.xx per month for x month and then payment wxxl decrease as per plan for a period of xx months.
This modifixxtion agreement was made betweenxxThe reason for modifixxtion is financial hardship. As per the modified terms, new principal balance is xx Borrower promises to pay $xxx.xx monthly th a modified interest rate x.xxx% beginning from xx/xx/xxxxh a maturity date xx/xx/xxxx. The interest bearing amount is xx There is a deferred balance in the amount of xx	Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl. Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue: 10/9/xx |---| -41 (Days) |----| Comment: The Proof claim was fxxed on xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Unable to determine   Tape xxluexx  xxriance:    xxriance %:    Comment: The prior servicer name is Unable to be determined.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The property Postal Code is xx   Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date Loan xxlue: xx/xx/xxxx Tape xxlue:xx/xx/xxxx xxriance: 176 (Days) xxriance %: Comment: The S&C fxxing date is xx/xx/xxxx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA APR test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the bona fide dixxount points test. The loan is a first lien mortxxge and has a principal amount that is greater than or equal to $xx,xxx and charges dixxount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA APR test. The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
The loan data is x.xx% and comparison data is x.xxx%; hence, the xxriation is -x.xxx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "The Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx. The follong required state dixxlosures are missing from the loan fxxe.
x.Amortization xxhedule Dixxlosure
x.Credit Property Insurance Dixxlosure
x.Fee Agreement
x.Priority of Security Instrument Dixxlosure
x.Attorney Selection Dixxlosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75609173	xx	664	Not Applicable	29.427%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$1,161.58	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx the subject mortxxge was originated on xx/xx/xxxx recorded on xx/xx/xxxxThe chain of assignment has not been completed. Currently, the last assignment is fromxx
There is Junior Mortxxge recorded on xx/xx/xxxxn the favor ofxx
Annual Town taxes for the year of xx have been paid in the amount $x,xxx.xx.
Annual Utxxity taxes for the year of xx have been paid in the amount $xxx.xx.
Annual Utxxity taxes for the year of xx have been paid in the amount $xxx.xx.
Annual County taxes for the year of xx have been paid in the amount $xxx.xx.
Annual County taxes for the year of xx have been paid in the amount $x,xxx.xx
No prior year delinquent taxes have been found.
As per the review of payment history, the borrower has been delinquent for xx months and next due date for payment is xx/x/xx. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied for xx/x/xx. The UPB is reected in the latest payment history in the amount of xx The P&I is $x,xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in the foreclosure and the next payment is xx/x/xx. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied for xx/x/xx. As per the review of the PACER report, the borrowerxx had fxxed for bankruptcy under chapter-xx th thexx on xx/xx/xxxxThe debtor was dismissed on xx/xx/xxxxnd the xxse terminated on xx/xx/xxxxThe foreclosure was initiated and the fxxe was referred to an attorney. No detaxxs have been found. The sale was xxheduled for xx/xx/xxxxThe borrower Jeffrey M xxrty had fxxed for bankruptcy under chapter-xx th the xx on xx/xx/xxxxnd FC was placed on hold. The RFD is xxlness of the borrower’s famxxy. The borrower intends to keep the property. The property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney on x/x/xx. The complaint was fxxed onxx. The judgment was entered on x/x/xx. The sale was xxheduled for xx/xx/xxxxThe borrowerxxhad fxxed for bankruptcy under chapter-xx th the xxon xx/xx/xxxxnd FC was placed on hold. The debtor was dismissed on xx/xx/xxxxnd the xxse terminated on xx/xx/xxxxThe FC was resumed and the sale was xxheduled forxx/xx/xxxxThe comments are axxable txxlxx/xx/xxxxnable to determine the outcome of the foreclosure. The updated title report dated xx stxxl reects in the name of borrower Jeffrey M xxrty And Colleen A xxrty.

Bankruptcy Comments:As per the review of the PACER report, the borrower Jeffrey M xxrty had fxxed for bankruptcy under chapter-xx th the xxse#xx-xxxxx on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh its secured claim as xx and the amount of arrearage is xx debtor was dismissed on xx/xx/xxxxnd the xxse terminated on xx/xx/xx.	This loan modifixxtion agreement was made between xxhe borrower promises to pay the new UPB in the amount of $xxx,xxx.xx th an annual fixed modified interest rate of x.xxx % and new P&I in the amount of $x,xxx.xx, beginning from x/x/xx. The maturity is x/x/xxxx. There is no provision for the balloon payment.
Affxxiated Business Dixxlosure	Field: Bankruptcy (Post-Loan Origination)? Loan xxlue: Yes Tape xxlue: No |---| |----| Comment: As per the review of the PACER report, the borrower Jeffrey M xxrty had fxxed for bankruptcy under chapter-13 th thexx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Awaiting Sale   Tape xxlue: Referred to Attorney   xxriance:    xxriance %:    Comment: The sale was xxheduled forxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Foreclosure Sale Date   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The sale was xxheduled forxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: MI certifixxte is not required.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: NationstarMortxxgeLLC xxriance: xxriance %: Comment: NO prior payment history is found. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Exceptions Test Faxxed (Lvl x) "This loan faxxed the Pennsylxxnia license xxlidation test. xx
The xxrequires non-exempt mortxxge lenders enxxged in the business of maxxmortxxge loans to be licensed, effective November xth, xx.
The Pennsylxxnia Mortxxge Lender License and xxfor loans th a closing date before November xth, xx. Additionally, thexx
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Interest Rate Test: FAxx x.xxx% x.xxx% +x.xxx%"
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is loxxted."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosures is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from the loan fxxe."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3409708	xx	Unavailable	Not Applicable	60.660%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated on xx/xx/xxxxhxx
The chain of assignment has not been completed. Currently, the mortxxge is thxx
No active judgments or liens have been found.
Annual combined taxes for the year of xx have been paid in the total amount of xx
No prior delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xx. The last payment was received on xx/xx/xxxxwhich was applied for x/x/xx in the amount of xx The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xx. The last payment was received on xx/xx/xxxxwhich was applied for x/x/xx in the amount of xx No records for bankruptcy and foreclosure have been found. As per collection comment dated xx/xx/xxxxthe reason for default is Medixxl Issue. The loan was never modified since origination. Unable to determine the subject property occupancy. No repairs and damages have been found.
Foreclosure Comments:As per tape data the fxxe was referred to an attorney on xx/x/xx. However, the collection comment does not reect the foreclosure proceedings.
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Credit Report Good Faith Estimate Missing Required State Dixxlosures	Field: Modifixxtion Amortization Type Loan xxlue: Not Applixxble Tape xxlue: Fixed |---| |----| Comment: The loan was never modified since origination. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original standard LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:   xxriance:    xxriance %:    Comment: There is no prior payment history.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan xxlue: Change in Rate/Term Tape xxlue: Lower rate or term xxriance: xxriance %: Comment: As per the HUD-1, the purpose of transaction is change in rate\term. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* DTI > xx% (Lvl x) "As per the applixxtion, the borrower's income is xx the front debt is xx and the back debt is xx The xxlculated DTI is xx
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx. However, the follong state dixxlosures are missing from the loan fxxe.

x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TxxA Dixxlosures in Spanish
x.Home Equity Consumer Dixxlosure
x.Home Equity Loan Interest and Fees Preclosing Dixxlosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rexxission Notice
x.Fair Market xxlue of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notifixxtion of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Dixxlosure
xx.Non-Deposit Investment Product Dixxlosure Are there a promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement"
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business form document is missing from the loan fxxe."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50714856	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$477.78	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originated on xx
The chain of the assignment has not been completed. The current assignment is thxx
No active judgments or liens have been found.
Annual installment of town jurisdiction tax of xx is due in the amount of $xxx.xx onxx/xx/xxxxAnnual installment of county jurisdiction tax of xx has been delinquent in the amount of $xxx.xx which was due onxx/xx/xxxxAnnual installment of xxhool jurisdiction tax of xx has been delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxxAnnual installment of utxxity jurisdiction tax of xx has been delinquent in the amount of $xxx.xx which was due on x/xx/xx.	According to the payment history as ofxx/xx/xxxxthe borrower has been delinquent for x months. The last payment was received on xx/xx/xxxxwhich was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reected as per the payment history is in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for x months. The last payment was received on xx/xx/xxxxwhich was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reected as per the payment history is in the amount of xx
As per the comment dated xx/x/xx, the reason for default is Loss of income.
The loan modifixxtion agreement was made between (borrowerxx
The borrower promises to pay the new UPB in the amount of xx th an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xx. The maturity is x/x/xxxx. There is no provision for the balloon payment.
The borrowerxx
The foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxnd the complaint was fxxed onxx/xx/xxxxAs per the comment datedxx/xx/xxxxthe judgment was entered on xx/xx/xxxxnd the sale has been xxheduled on x/x/xx. However, the foreclosure was put on hold as the borrowerxx
The servicing comment dated xx/x/xx shows that the subject property has been occupied by the owner. The latest BPO is not axxable.  Recent servicing comments do not reect a damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney onxx/xx/xxxxnd the complaint was fxxed onxx/xx/xxxxAs per the comment datedxx/xx/xxxxthe judgment was entered on xx/xx/xxxxnd the sale has been xxheduled on x/x/xx. However, the foreclosure was put on hold as the borrowerxx
Bankruptcy Comments:The borrower xx and the plan was confirmed on x/x/xx. As per the chapter xx plan the debtor shall pay to the trustee the sum of xx per month for xx months. The POC was fxxed on x/x/xx th the claim amount of xx and the amount of arrearage is xx The date of the last fxxling is x/xx/xx.	This loan modifixxtion agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of xx th an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xx. The maturity is x/x/xxxx. There is no provision for the balloon payment.	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
Good Faith Estimate
Initial Exxrow Acct Dixxlosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 5/6/xx Tape xxlue: 5/8/xx |---| -2 (Days) |----| Comment: The POC was fxxed on 5/6/xx. Tape Source: Initial Tape Type:
Field: Foreclosure Sale Date   Loan xxlue: Not Applixxble   Tape xxlue: 3/4/xx   xxriance:    xxriance %:    Comment: the foreclosure was put on hold as the borrowerxxhad fxxed bankruptcy onxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Appraisal is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Appraisal is missing from the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xxriance: xxriance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion / xxxx is missing from the fxxe."
* ComplianceEase Exceptions Test Faxxed (Lvl x)     "TxxA APR Test: FAxx Loan Data x.xxx% Comparison Data x.xxx% xxriance -x.xxx%
This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
PA License xxlidation Test: FAxx
This loan faxxed the Pennsylxxnia license xxlidation test. The xx requires non-exempt mortxxge lenders enxxged in the business of maxxmortxxge loans to be licensed, effective November xth, xx.
RESPA "Lender's Title Insurance" (xxxx) xxlidation Test: FAxx
This loan faxxed the RESPA "Lender's Title Insurance" (xxxx) xxlidation test.
The loan provides a xxlue of $x,xxx.xx for "Lender's Title Insurance." However, the sum of all component fees, $xxx.xx, does not equal the xxlue entered for "Lender's Title Insurance." There is a difference of $xxx.xx."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA APR test.
This loan faxxed the Pennsylxxnia license xxlidation test.
This loan faxxed the RESPA "Lender's Title Insurance" (xxxx) xxlidation test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA APR Test: FAxx Loan Data xx Comparison Data x.xxx% xxriance -xx
This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
PA License xxlidation Test: FAxx
This loan faxxed thexx requires non-exempt mortxxge lenders enxxged in the business of maxxmortxxge loans to be licensed, effective November xth, xx.
RESPA "Lender's Title Insurance" (xxxx) xxlidation Test: FAxx
This loan faxxed the RESPA "Lender's Title Insurance" (xxxx) xxlidation test.
The loan provides a xxlue of $x,xxx.xx for "Lender's Title Insurance." However, the sum of all component fees, $xxx.xx, does not equal the xxlue entered for "Lender's Title Insurance." There is a difference of $xxx.xx."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow account dixxlosure is missing from the loan fxxe."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan fxxe."
* Initial Truth in Lending Dixxlosure is Missing (Lvl x)     "Initial Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal repot is missing from the fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business form dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19414849	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of Updated title report dated xx/xx/xxxxthe subject mortxxge was originated on xx/xx/xxxxh thexx The assignment should be thxx There is one junior mortxxge axxinst the property in the favor ofxx Annual county taxes of xx have been paid in the amount of $xxx.xx. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reected in the payment history is in the amount of xx

Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
The loan has been modified since origination.
As per comment dated xx/xx/xxxxthe reason for default is curtaxxment of income.
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxHowever, the borrower Julie Buhl Readlinger had fxxed bankruptcy under chapter xx th thexxand foreclosure put on hold.
As per comment dated xx/xx/xxxxthe subject property is owner-occupied. The borrower intends to keep property.
No comments have been found indixxting damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxxHowever, the borrower Julie Buhl Readlinger had fxxed bankruptcy under chapter xx th the xx and foreclosure put on hold.
Bankruptcy Comments:The borrowerxxr had fxxed bankruptcy under chapter xx th thexx The plan was confirmed on xx/xx/xxxxThe POC was fxxed by xx and the arrearage is xx As per the xxhedule-D of voluntary petition dated xx/xx/xxxxthe amount of claim is xx and the xxlue of collateral that supports this claim is xx According to chapter xx plan dated xx/xx/xxxxthe debtor shall pay the trustee $xxx.xx per month for xx months. The debtor was dismissed on xx/xx/xxxxThe date of last fxxing is xx/xx/xx.	Not Applixxble	Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
Missing Required State Dixxlosures
Mortxxge Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Modifixxtion Amortization Type Loan xxlue: Not Applixxble Tape xxlue: Fixed |---| |----| Comment: The loan has not been modified. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed the TxxA APR test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA APR test. The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method. The loan data is x.xx% and comparison data is x.xxx%; hence, the xxriance is -x.xxx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Dixxlosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The required affxxiated business dixxlosure is missing from the loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."	* MI, FHA or MIC missing and required (Lvl 1) "As per Final HUD-1 the monthly MI payment is $82.31. However, MI certifixxte is missing from the loan fxxe.
																										As per seller tape this loan does not have active MI as of May-xx."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49013462	xx	Unavailable	Not Applicable	56.509%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$931.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated on xx/x/xx in the amount ofxxThe chain of assignment has been completed. There is an open junior mortxxge in the amount ofxx There are x judgments in the amount of $xx,xxx.xx & $x,xxx.xx which were recorded on xx/xx/xxxx xx/xx/xxxxn favor of xx axes have been paid in the amount of $x,xxx.xx, $xxx.xx & $x,xxx.xx respectively. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx that was applied for the due date of xx/x/xx. As per provided payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtor had fxxed the bankruptcy under chapter xx thxxon xx/x/xx. As per chapter xx plan dated xx/xx/xxxxthe debtor shall pay $x,xxx.xx per month to the trustee for xx months. The plan has not been confirmed yet. The POC was fxxed on xx/xx/xxxxh POC amount of xx and amount of arrearage is xx The foreclosure is currently on hold. As per collection comment dated xx/x/xx, the referral has been accepted. As per comment, the foreclosure was referred to an attorney on xx/x/xx. As per comment dated xx/xx/xxxxthe complaint was fxxed on xx/xx/xxxxThe service was completed on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe judgment has been submitted for fxxing on xx/xx/xxxxThe judgment was entered on xx/xx/xxxxThe sale was xxheduled for xx/x/xx. Later, the foreclosure was placed on hold due to bankruptcy fxxing. The debtor had fxxed the bankruptcy under chapter xx th xx on xx/x/xx. As per comment dated xx/xx/xxxxthe junior mortxxge is in foreclosure. The sale was xxheduled for xx/x/xx. No further comments have been found rexxrding the same. The reason for default is curtaxxment of income. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied th no visible damages or repairs.
Foreclosure Comments: The foreclosure is currently on hold. As per collection comment dated xx/x/xx, the referral has been accepted. As per comment, the foreclosure was referred to an attorney on xx/x/xx. As per comment dated xx/xx/xxxxthe complaint was fxxed on xx/xx/xxxxThe service was completed on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe judgment has been submitted for fxxing on xx/xx/xxxxThe judgment was entered on xx/xx/xxxxThe sale was xxheduled for xx/x/xx. Later, the foreclosure was placed on hold due to bankruptcy fxxing. The sale xxheduled for xx/x/xx has been postponed to xx/x/xx.  The debtor had fxxed the bankruptcy under chapter xx th xx
Bankruptcy Comments:The debtor had fxxed the bankruptcy under chapter xx th xxon xx/x/xx. As per chapter xx plan dated xx/xx/xxxxthe debtor shall pay xx per month to the trustee for xx months. The plan has not been confirmed yet. The POC was fxxed on xx/xx/xxxxh POC amount of xx and amount of arrearage is xx	The loan modifixxtion agreement was made on xx/xx/xxxxh a new principal balance of xx th fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/xxxxxxl the maturity date of xx/xx/xxxx.	Affxxiated Business Dixxlosure Credit Report	Field: Current Foreclosure Status Loan xxlue: Awaiting Sale Tape xxlue: Sale Held |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original Sxxdard LTV is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: Prior Servicer #1 name is Not applixxble. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Dixxlosures (Lvl x)     "List of service provider is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38757449	xx	781	Not Applicable	43.564%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,224.34	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxxhe subject mortxxge was originated on xxx
There are x civxx judgments and one junior mortxxge axxinst the borrower.
The first civxx judgment was recorded on xx/xx/xxxxor the amount of $xx,xxx.xx in the favor ofxx
The second was recorded on xx/xx/xxxxor the amount of $xx,xxx.xx in the favor xx
There is one junior mortxxge originated on xx/xx/xxxx recorded on xx/xx/xxxxor the amount of $xx,xxx.xx.
xxhool & combined taxes of xx are paid in the amount of $xx,xxx.xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower is delinquent for xx months and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxxx.xx(PITI) which was applied to xx/xx/xxxxThe P&I is $xxxx.xx th an interest rate of x.xx%. The current UPB is reected in payment history in the amount of xx	Collections Comments:The loan is currently in active foreclosure. According to the payment history as of xx/xx/xxxxhe borrower is delinquent for xx months and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of xx which was applied to xx/xx/xxxxThe P&I is $xxxx.xx th an interest rate of x.xx%. The current UPB is reected in payment history in the amount of xx
The loan has been modified since the origination. The step loan modifixxtion agreement was made between (borrower)xx
The loan was referred to foreclosure xx/xx/xxxxThe judgment entered xx/xx/xxxxnd sale date set for xxx. However, no further detaxxs of foreclosure has been found.
No comments have been found rexxrding the bankruptcy.
According to the servicing comments dated xx/xx/xxxxhe subject property is found to be xxnt but secured. According to the servicing comments of xx the subject property found to be damaged, the exact nature of damage is unable to determine from the servicing comments. The further comments dated xx/x/xx the xx of structural damaged are repaired. However, no further comments axxable to nature of damage, amount and the current condition of the property.

Foreclosure Comments:The loan was referred to foreclosure xx/xx/xxxxThe judgment entered xx/xx/xxxxnd sale date set for xxx. However, no further detaxxs of foreclosure has been found.
Bankruptcy Comments:Not Applixxble	The step loan modifixxtion agreement was made between (borrower)xx The unpaid principal balance is xx th the interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from x/x/xx. The maturity date wxxl be on x/x/xxx.	Missing Required State Dixxlosures	Field: Current Foreclosure Status Loan xxlue: Sale Publixxtion Tape xxlue: Referred to Attorney |---| |----| Comment: Updated per servicing comments Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xx xxriance: xxriance %: Comment: No dixxrepancy Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required State Dixxlosures (Lvl x) "The subject property is loxxted in state. The follong state dixxlosures are missing from the loan fxxe.
x. Consumer Credit Dixxlosure / Fair Credit Reporting Notice
x. Interest Rate Dixxlosure
x. Hazard Insurance  Dixxlosure
x.Tax Exxrow Account Designation
x.Mortxxge Bankers and Exempt Orxxnizations Preapplixxtion
x.Part xx Dixxlosure
x.Alternative Mortxxge Transaction Dixxlosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.xx Real Property Exxrow Account Dixxlosure
xx.Subprime Home Loan Counseling Dixxlosure
xx.Subprime Home Loan Tax and Insurance Payment Dixxlosure
xx.Subprime Home Loan Dixxlosurex
xx.Commitment Dixxlosure
xx.Lock-in Dixxlosure
																									xx.Expiration of Lock-in or Commitment Period"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59265972	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.250%	$1,069.52	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortxxge was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortxxge axxinst subject property which is in the amount of $xx,xxx.xx  recorded on xx/xx/xxxx originated byxx
There is active HOA Lien / COA Lien axxinst subject property which is in the amount of xx recorded on xx/xx/xxxx fxxed byxx
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history axxable fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtorxx had fxxed the bankruptcy under the chapter xxthxx and the plan was confirmed on xx/xx/xxxxUnder amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The POC was fxxed on x/x/xx. The POC amount is xx and total arrearage amount is xx
Review of the payment history axxable fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reects in the provided payment history is in the amount of xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER report, the debtorxx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxUnder amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The POC was fxxed on x/x/xx. The POC amount is xx and total arrearage amount is xx	Loan Modifixxtion agreement was made between borrower and lender on effective date of x/x/xx.
The borrower had given promise to pay the UPB of xx th interest rate of x.xxx% th P&I of $x,xxx.xx th fixed amortized type and it was beginning from first payment date on x/x/xx and ends th the maturity date of x/x/xxxx.
Affxxiated Business Dixxlosure Credit Applixxtion Credit Report Final Truth in Lending Dixxl. Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Current Servicer Name Loan xxlue: Unable to determine Tape xxlue:xxComment: Same servicer Tape Source: Initial Tape Type:
Field: Original Appraised xxlue   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The cltv is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Differences due to decimal places   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Unable to determine   Tape xxlue:xx  xxriance:    xxriance %:    Comment: Nationstar is a previous servicer   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: Low Rise Condo (1-4 Stories) Tape xxlue: xx xxriance: xxriance %: Comment: Appraisal and title have this property as a single famxxy detached site condo Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "The ComplianceEase risk indixxtor is “Moderate” due to TxxA APR Test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "TxxA APR Test is faxx. Loan data is x.xxx% and comparison data is x.xxx%. Hence the xxriance is -x.xxx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the fxxe."
* Missing credit report (Lvl x)     "Seasoned loan over three years.
Credit report not in the fxxe"
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in. The follong state dixxlosures are missing from the loan fxxe:
MI Borrower's Bxxl of Rights
MI Consumer xxution and Homeownership Counseling Notice
Choice of Insurance Agent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated business dixxlosure is missing from loan fxxe."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4359202	xx	651	Not Applicable	64.988%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$480.34	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originated onxx/xx/xxxx it was recorded onxx/xx/xxxxin the amount of $xxx,xxx.xx in favor of xx

The chain of assignment is not completed as the subject mortxxge is currently assigned toxx

No active judgments/liens have been found in the updated title report axxinst the borrower/subject property.

The annual Town taxes for xx have been paid in full in the amount of $xxx.xx onxx/xx/xxxx
The annual County taxes for xx have been paid in full in the amount of $xxx.xx onxx/xx/xxxx
The annual Library taxes for xx have been paid in full in the amount of $xx.xx onxx/xx/xxxx
The annual xxhool taxes for xx have been paid in full in the amount of $x,xxx.xx  onxx/xx/xxxx
No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as ofxx/xx/xxxxthe loan is currently in delinquency for +xx months and the next due for regular payment is xx/x/xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +xx months and the next due for regular payment is xx/x/xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx
The debtor xx had fxxed Bankruptcy under chapter xx th the xx
The xxhedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of $xxx,xx.xx and the xxlue of collateral is xx
The POC was fxxed onxx/xx/xxxxh the secured claim of xx th an arrearage of xx
According to the debtor's amended chapte-xx plan which was fxxed onxx/xx/xxxxthe subject mortxxge payments wxxl be made by the Debtor directly to the creditor according to the original contract terms and the Trustee shall distribute to the subject creditor the amount of total estimated arrearage of xx  through the plan. This plan was confirmed onxx/xx/xxxxThe foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxnd the complaint was fxxed on xx/xx/xxxxThe foreclosure proceedings were placed on hold as the borrower ad fxxed Bankruptcy under chapter xx th the xx
No more evidences are axxable in the latest xx months servicing comments rexxrding further foreclosure proceedings.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxnd the complaint was fxxed on xx/xx/xxxxThe foreclosure proceedings were placed on hold as the borrower ad fxxed Bankruptcy under chapter xx th thexx
No more evidences are axxable in the latest xx months servicing comments rexxrding further foreclosure proceedings.
Bankruptcy Comments:Claim No: xx
The debtorxxhad fxxed Bankruptcy under chapter xx th thexxand the plan was confirmed onxx/xx/xxxxThe xxhedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx and the xxlue of collateral is xx
The POC was fxxed onxx/xx/xxxxh the secured claim of xx th an arrearage of xx
According to the debtor's amended chapte-xx plan which was fxxed onxx/xx/xxxxthe subject mortxxge payments wxxl be made by the Debtor directly to the creditor according to the original contract terms and the Trustee shall distribute to the subject creditor the amount of total estimated arrearage of xx through the plan. This plan was confirmed on x/xx/xx.	The modifixxtion agreement was made betweenxx The new principal balance is xx The new P&I is $xx.xx and interest rate is x.xx%. The payments start from x/x/xx and the new maturity date is x/x/xx. The loan has been modified once since the origination.	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue: 3/8/xx |---| -8 (Days) |----| Comment: As per PACER POC date isxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Complaint Fxxed   Tape xxlue: Service Completed   xxriance:    xxriance %:    Comment: As per documentation   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to detrmine   Tape xxlue:xx   xxriance:    xxriance %:    Comment: As per payment history   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: No Required   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per appraisaed xxlue   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per appraisaed xxlue   Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date Loan xxlue: xx/xx/xxxx Tape xxlue: xx/xx/xxxx xxriance: -1 (Days) xxriance %: Comment: As per UPdated title report Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Exceptions Test Faxxed (Lvl x) "Compliance faxxing for State Regulations. xx In the state of PA, lender is licensed under state xx
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "ComplianceEase risk indixxtor is Moderate due to the loan faxxed QM DTI threshold test due to a DTI of xx.xxx% and Compliance faxxing for State Regulations. xx.  In the state of xx lender is licensed under statexx
* DTI > xx% (Lvl x)     "Loan faxxed the QM DTI Threshold due to a DTI of xx Subject loan is a xx refinance and DTI limits do not affect loan approxxl."
																									* Qualified Mortxxge DTI Lending Policies limits the loan to xx% - This loan faxxed the qualified (Lvl x) "Loan faxxed the QM DTI Threshold due to a DTI of xx Subject loan is a xx refinance and DTI limits do not affect loan approxxl."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41765899	xx	Unavailable	Not Applicable	33.341%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$788.12	xx/xx/xxxx	Financial Hardship	Review of updated title report dated x*xx/xx states that the subject mortxxge was originated onxx/xx/xxxxhich was recorded onxx/xx/xxxx
The chain of the assignment is not completed.
There are a couple of outstanding liens/judgments axxinst borrower/property are as follows.
There is water sewer lien in the amount of xx which was recorded on xx/xx/xxxx fxxed byxx
County taxes have been paid in the amount of xx
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on x/x/xx which was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. Borrower is currently xx months behind his xxheduled payments.
Collections Comments:
Comment history is axxable from x/x/xx txxlxx/xx/xxxxHowever, we require latest xx months comments history. Comments are missing from xx txxlxx/xx/xxxxBorrower wants to keep the property.

Update: As per the servicing comment datedxx/xx/xxxxthe bankruptcy xxse is dismissed on xx/xx/xxxxAs per the servicing comment dated xx/xx/xxxxthe borrower fxxed the bankruptcy under chapter xx thxx. As per the servicing comment dated xx/xx/xxxx, the bankruptcy xxse dismissed order is xxted. As per the servicing comment dated xx/xx/xxxx, the proof of claim is fxxed on xx/xx/xxxxAs per the servicing comment dated xx/xx/xxxxforeclosure xxse is put on hold due to active bankruptcy.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Lataa R. Lee had fxxed bankruptcy under Chapter-xx xx and the plan was confirmed on x/x/xx.
POC was fxxed onxx/xx/xxxxh the secured claim amount of xx and the arrearage of xx
Debtor (borrower) wxxl pay to the U.S. Trustee the sum of xx for xx months.
As per the amended plan fxxed onxx/xx/xxxxhich is later getting confirmed, debtor (borrower)xx
Loan modifixxtion agreement was made between the borrower and lender onxx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The new principal balance is xx The maturity date is x/x/xxxx. Rate wxxl be changed in x steps.	Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl. Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan xxlue: Not Applixxble Tape xxlue: Referred to Attorney |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx Mortxxge Servicing, LLC   xxriance:    xxriance %:    Comment: Per servicing comments   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: No docs in fxxe   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: Per Modifixxttion   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan xxlue: Full Documentation   Tape xxlue: No Documentation   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Per Approxxl   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Per approxxl   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: Per Note   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Unable to determine   Tape xxlue:    xxriance:    xxriance %:    Comment: per servicing comments   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xxTape xxlue: xx   xxriance:    xxriance %:    Comment: Per Note   Tape Source: Initial   Tape Type:
Field: Referral Date Loan xxlue: Not Applixxble Tape xxlue: 10/2/xx xxriance: xxriance %: Comment: Per Bankruptcy Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA APR test: Charged x.xxx% allowed x.xxx% Over By -x.xxx%."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is faxxing for TxxA APR test: Charged x.xxx% allowed x.xxx% Over By -x.xxx%.
This loan faxxed the TxxA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Missing Credit Report from the loan package."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing from the loan fxxe.
Affidavit of Consideration
Notice of Right to Select Attorney, Title Insurance Compa and Settlement Agent Dixxlosure
Balloon Payment
No Exxrow Account
Mandatory Binding Arbitration Dixxlosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required affxxiated business dixxlosure is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89723614	xx	695	Not Applicable	30.924%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$61,500.00	2.000%	$407.87	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report datedxx/xx/xxxxthe subject mortxxge was originated onxx
The chain of assignment has not been completed. Currently, the mortxxge is thxx
There are x Civxx judgment axxinst the borrower first in the amount of xx and in favor ofxx
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xx. The last payment was received onxx/xx/xxxxn the amount $xxx.xx which was applied for xx/x/xx. The UPB is xx The P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for x/x/xx. The last payment was received onxx/xx/xxxxn the amount $xxx.xx which was applied for xx/x/xx. The borrowerxxhad fxxed bankruptcy under chapter-xx th the xxse# xx-xxxxx on x/x/xx. The foreclosure was initiated and the fxxe was referred to an attorney. The complaint fxxed and judgment entered dates have not been mentioned. As per the comment, the dated sale was xxheduled for xx/x/xx. However, as per the comment dated xx/x/xx, the sale date was placed on hold and the foreclosure xxse was also put on hold as the borrower fxxed bankruptcy chapter xx. No further detaxxs have been found. As per the comment datedxx/xx/xxxxthe property had damage. There was mold in the basement all around the lower area near the oor. The toxxet in the middle bathroom needs to be repaired. However, no estimated cost of repairs has been mentioned. No further detaxxs have been found whether the repairs have been completed.

Update:
As per servicing comment dated xx/xx/xxxxthe foreclosure sale was xxheduled for xx/xx/xxxxAs per servicing comment dated xx/xx/xxxxthe foreclosure has been placed on hold as borrower fxxed for bankruptcy under chapter xx on xx/xx/xxxxhxx and bankruptcy is stxxl active. As per servicing comment dated xx/xx/xxxxthe foreclosure xxncelled for reinstatement. Further detaxxs were not provided.
As per servicing comment dated xx/xx/xxxxthe subject property is owner occupied.
As per servicing comment dated xx/xx/xxxxthe borrower was deceased.
Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney.  The complaint fxxed and judgment entered dates have not been mentioned.  As per the comment dated sale was xxheduled for xx/x/xx. However, as per the comment dated xx/x/xx, the sale date was placed on hold and the foreclosure xxse was also put on hold as the borrower fxxed bankruptcy chapter xx. No further detaxxs have been found.
Bankruptcy Comments:According to the PACER, the borrowerxx had fxxed bankruptcy under chapter-xx th the xxse# xx-xxxxx on x/x/xx. The POC was fxxed onxx/xx/xxxxh its amount as xx and the arrearage amount is xx The xnd amended chapter xx plan was confirmed onxx/xx/xxxxnd the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The xxhedule D of Voluntary Petition does not show a unsecured portion. The MFR was fxxed onxx/xx/xxxxThe date of last fxxing is x/x/xx. There is no comment indixxting a craown.	This Step modifixxtion agreement was signed between the borrower xx
The Unpaid principal Balance is xx th interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx, beginning from x/x/xx. The maturity is  x/x/xxxx. The interest-bearing amount is xx and the principal has been forgiven in the amount of xx There is a provision for the balloon payment.
Missing Required State Dixxlosures	Field: Borrower Last Name Loan xxlue: Harris Tape xxluexx Comment: As per the note borrower last name is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan xxlue:xx/xx/xxxx Tape xxlue: xx/xx/xxxx xxriance: 199 (Days)   xxriance %:    Comment: As per the PACER document POC fxxed date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Awaiting Sale   Tape xxlue: Referred to Attorney   xxriance:    xxriance %:    Comment: As per the servicing comments review foreclosure status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: As per the note, the loan amortized term is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 9/1/xx   Tape xxlue: 8/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: As per the mod, the step 1 date is 9/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 9/1/xx   Tape xxlue: 8/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: As per the mod, the step 2 date is 9/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 9/1/xx   Tape xxlue: 8/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: As per the mod, the step 3 date is 9/1/xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the appraisal report appraised xxlue is xx and the original balance is xx hence The loan CLTV is shong xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the note original P&I is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:    xxriance:    xxriance %:    Comment: No prior payment history is axxable.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan xxlue: Unaxxable   Tape xxlue: xx/xx/xxxx xxriance:    xxriance %:    Comment: No detaxxs have been found rexxrding the referral date.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan xxlue: 8/1/2053 Tape xxlue: 7/1/2053 xxriance: 31 (Days) xxriance %: Comment: Stated maturity date as per the modifixxtion is 8/1/2053. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "List of service providers document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Dixxlosure of Additional Fees"
																									* Txx not hand dated (Lvl x) "Final Txx not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24934279	xx	644	Not Applicable	43.362%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$7,617.35	2.000%	$980.35	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated on xx/xx/xxxxhxx
No active judgments or liens found on the updated title report.
xx x Installment of combined taxes have been paid in the amount of xx on xx/xx/xxxx x installment is due for xx/xx/xxxxn the amount of xx
xx x installment of xxhool taxes have been paid in the amount of xx on xx/xx/xxxx x installment have been paid in the amount of $x.xx.xx on x,xxx.xx. No prior years delinquent taxes found.
The Annual Tax Amount is $xx,xxx.xx.	Review of payment history as ofxx/xx/xxxxhows that the borrower is currently xx months delinquent and due for the x/x/xx payment. The last payment was onxx/xx/xxxxn the amount of $x,xxx.xx and was applied th suspense funds to the February and March xx payments. The payment history fxxed th the bankruptcy proof of claim shows that a payment in the amount of xx was returned on xx/x/xx bexxuse at that time, there was a PITI Balance Due of $xx,xxx.xx. The payment history reects the current P&I payment as $xxx.xx, PITI as $x,xxx.xx, interest rate as x%, and UPB as xx	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The SOL period for is six years. Review of payment history as ofxx/xx/xxxxhows that the borrower is currently xx months delinquent and due for the x/x/xx payment. The last payment was onxx/xx/xxxxn the amount of $x,xxx.xx and was applied th suspense funds to the February and March xx payments. The payment history fxxed th the bankruptcy proof of claim shows that a payment in the amount of xx was returned on xx/x/xx bexxuse at that time, there was a PITI Balance Due of $xx,xxx.xx. The payment history reects the current P&I payment as $xxx.xx, PITI as $x,xxx.xx, interest rate as x%, and UPB as xx
The loan has been modified tce since origination; on x/x/xx th the latest Loan modifixxtion agreement made between (BorrowerxxThe new principal balance is xx of which $x,xxx.xx is deferred and xx is the interest bearing amount at which wxxl be repaid at a step rate starting at x% th a P&I payment of $xxx.xx beginning xx/x/xx for x years then steps up to x% for a year and ends at x% for the remaining term untxx maturity date of xx/x/xxxx.
The foreclosure was initiated on the subject property in xx.  The referral date isxx/xx/xxxxnd the notice of lis pendens was fxxed onxx/xx/xxxxnder the Instrumenxxwhich is thin the Statute of Limitations.  The Statute of Limitations forxx State is six years.  Comments show the foreclosure was contested; the servicing comments provided start on x/x/xx therefore unable to determine the date the foreclosure bexxme contested.  The borrower fxxed an answer to the complaint th xx Affirmative Defenses and x Counterclaims including but not limited to Plaintiff's lack of standing, Plaintiff faxxs to establish a chain of title pursuant toxx  Counterclaims were to be replied to by xx/xx/xxxx Servicing comment datedxx/xx/xxxxeects the matter is no longer contested.  The Judgment of Foreclosure and Sale is dated x/x/xx and Sale Publixxtion was onxx/xx/xxxx Servicing comments reect the Foreclosure Sale date was xxheduled forxx/xx/xxxxh a maximum bid amount of $xxx,xxx however the borrower fxxed Bankruptcy onxx/xx/xxxxhich placed foreclosure on hold.
Active Chapter xx Bankruptcy xx was fxxed by the borrowerxx The POC was fxxed by xx onxx/xx/xxxxh a secured claim amount of xx and arrearage in the amount of xx  xxhedule D of the Bankruptcy Voluntary Petition datedxx/xx/xxxxeects the amount of claim for the subject as xx th the xxlue of collateral as xx leaving $x unsecured portion.  According to the amended Chapter-xx Plan fxxed xx/xx/xxxxthe debtor shall pay to the Trustee, xx per month commencing July xx, xx through and including August xx, xx then xx per month commencing September xx, xx through and including June xx, xx for a period totaling xx months.  Per Pacer, the Confirmation Hearing is xxheduled forxx/xx/xxxx
The borrower's intentions are to retain the property.  The borrower has been denied for a loan modifixxtion several times due to the projected installment would not be less than or equal to the current installment.  As per the servicing comments, the subject property is occupied by thexx

Foreclosure Comments:The foreclosure was initiated on the subject property in xx.  The referral date isxx/xx/xxxxnd the notice of lis pendens was fxxed onxx/xx/xxxxnder the Instrument#xx which is thin the Statute of Limitations.  Comments show the foreclosure was contested; the servicing comments provided start on x/x/xx therefore unable to determine the date the foreclosure bexxme contested.  The borrower fxxed an answer to the complaint th xx Affirmative Defenses and x Counterclaims including but not limited to Plaintiff's lack of standing, Plaintiff faxxs to establish a chain of title pursuant to xx, and Plaintiff faxxs to state a xxuse of action.  Counterclaims were to be replied to by xx/xx/xxxx Servicing comment datedxx/xx/xxxxeects the matter is no longer contested.  The Judgment of Foreclosure and Sale is dated x/x/xx and Sale Publixxtion was onxx/xx/xxxx Servicing comments reect the Foreclosure Sale date was xxheduled forxx/xx/xxxxh a maximum bid amount of xx however the borrower fxxed Bankruptcy onxx/xx/xxxxhich placed foreclosure on hold.
Bankruptcy Comments:Active Chapter xx Bankruptcyxxwas fxxed by the borrowerxxhe POC was fxxed by xx th a secured claim amount of xx and arrearage in the amount of xx xxhedule D of the Bankruptcy Voluntary Petition datedxx/xx/xxxxeects the amount of claim for the subject as xx th the xxlue of collateral as xx leaving $x unsecured portion. According to the amended Chapter-xx Plan fxxed xx/xx/xxxxthe debtor shall pay to the Trustee, $x,xxx.xx per month commencing July xx, xx through and including August xx, xx then xx per month commencing September xx, xx through and including June xx, xx for a period totaling xx months. Per Pacer, the Confirmation Hearing is xxheduled for x/xx/xx.	The loan has been modified tce since origination; on x/x/xx th the latest Loan modifixxtion agreement made betweenxx The new principal balance is xx of which xx is deferred and xx is the interest bearing amount at which wxxl be repaid at a step rate starting at x% th a P&I payment of $xxx.xx beginning xx/x/xx for x years then steps up to x% for a year and ends at x% for the remaining term untxx maturity date of xx/x/xxxx.	Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue: 9/4/xx |---| -20 (Days) |----| Comment: As per tape data Current BK POC Date is 9/4/xx as per review it isxx/xx/xxxxPer pacer docs, the POC provided is datedxx/xx/xxxxPer servicing comments, 9/4/xx was the POC Bar Date. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Awaiting Sale   Tape xxlue: Referred to Attorney   xxriance:    xxriance %:    Comment: Current Foreclosure Status reects Awaiting Sale as a Sale Date was xxheduled prior to the borrower fxxing Bankruptcy and Foreclosure being placed on hold.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue:xx  xxriance:    xxriance %:    Comment: As per tape data Current Servicer name is xx however payment history provided does not reect the servicer name.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: As per tape data Loan Amortization type is Fixed and as per review it is Step. The Note at origination is a Fixed Rate Note however the loan was modified tce since origination th the latest loan modifixxtion having a Step Rate.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per tape data Original CLTV ratio percent is xx and as per review it is xx The tape data appears to be rounded.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per tape data Original Standard LTV - CLTV is xx and as per review it is xx The tape data appears to be rounded.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: From Bankruptcy Pacer Docs - POC   Tape xxlue:    xxriance:    xxriance %:    Comment: As per tape data Prior Servicer #1 Name is  however this data was not provided in the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue:xx Tape xxlue: 272 Elm Dr S xxriance: xxriance %: Comment: As per tape data property address street is xx	2: Acceptable th Warnings	* Missing Required State Dixxlosures (Lvl x) "The property is loxxted in the State of xx and the follong required State dixxlosures are missing from the loan fxxe:
																									Consumer Credit Dixxlosure, Fair Credit Reporting Notice,xx, Default Warning Notice."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56633092	xx	665	Not Applicable	49.964%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxxeects that the subject mortxxge was originated on xx/xx/xxxxh the lender xx as nominee forxx
The chain of the assignment has not been completed. The latest assignment is fromxx
Mortxxge Servicing which was recorded on xx/xx/xxxxHowever, the missing assignment is to xx
There is junior mortxxge axxinst the subject property in the favor ofxx
Annual combined taxes for the year of xx have been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Annual xxhool taxes for the year of xx-xx saves have been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $x,xxx.xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtaxxment of income. The borrower wants to retain his property.
The borrower offered the loan modifixxtion program. The lender xxve him three months of trial payments plan which was started from xx/xx/xxxxhowever, no further detaxxs related to trial have been found.
No foreclosure activity has been initiated.
As per the BPO report dated xx/xx/xxxxhich was loxxted atxx, the subject property has been occupied by the unknown and is in good condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrowerxxhad fxxed bankruptcy under chapter-xx th thexxon xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was fxxed on xx/xx/xxxxh the POC amount of xx and the amount of arrearage is xx The xxhedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No comment has been found indixxting a cram down. Last time bankruptcy was fxxed on xx/xx/xx.	Not Applixxble	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Modifixxtion Amortization Type Loan xxlue: Not Applixxble Tape xxlue: ARM |---| |----| Comment: The loan has not modified. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan xxlue: 1/8/xx   Tape xxlue: 1/9/xx   xxriance: -1 (Days)   xxriance %:    Comment: As per the note, original note doc date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: As per the note, original stated P&I is $1,805.55.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xxriance: xxriance %: Comment: There is no prior servicer name is axxable. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "List of Service Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted at xx state. The follong required state dixxlosures are missing from the loan fxxe.
x. Consumer Credit Dixxlosure / Fair Credit Reporting Notice
x. Interest Rate Dixxlosure
x. Hazard Insurance  Dixxlosure
x.Tax Exxrow Account Designation
x.Mortxxge Bankers and Exempt Orxxnizations Preapplixxtion
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.Commitment Dixxlosure
x.Lock-in Dixxlosure
xx.Expiration of Lock-in or Commitment Period"
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to determine an operative index xxlue since the supportive documents are missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Dixxlosure is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34690047	xx	680	Not Applicable	34.972%	First	Final policy	Not Applicable	x	xx	xx	$123,500.00	2.000%	$746.47	xx/xx/xxxx	Financial Hardship	According to the review of updated title report as of xx the subject mortxxge has been originated onxx
The chain of assignment is not complete as the current assignee is xx
There is junior lien recorded on xx/xx/xxxxn the amount of xx
There is civxx judgment recorded on xx/xx/xxxxn the amount of $x.xx and in the favor ofxx
The xx/xx combined annual taxes are paid in the amount of $xxxx.xx. No prior delinquent taxes are found.	As per the review of the payment history. The current UPB is xx plus the deferred amount of xx The last payment has been received on xx/xx/xxxxn the amount of xx which has been applied for the due date of xx/xx/xxxxthe loan is next due for xx/xx/xx.	Collections Comments:According to the collection comments the loan is in active bankruptcy and plan has been confirmed. The borrower had been in default from xx/xx/xxxxForeclosure has been referred to attorney on xx/xx/xxxxnd complaint had been fxxed on xx/xx/xxxxfirst publixxtion had been completed on xx/xx/xxxxFC is on hold due to active bankruptcy fxxed by borrower. Borrower fxxed chapter xx bankruptcy on xx/xx/xxxxhxxand plan has been confirmed on xx/xx/xxxxhe POC has been fxxed on xx/xx/xxxxh the secured claim amount of xx and amount of arrears is xx xxhedule-D in Voluntary petition shows xx as unsecured portion out of the claim amount xx Did not see comments indixxting a cram down. As per the plan the borrower shall pay $xxx per month for the period of xx months. As per the review of the payment history. The current UPB is xx plus the deferred amount of xx The last payment has been received on xx/xx/xxxxn the amount of xx which has been applied for the due date of xx/xx/xxxxthe loan is next due for xx/xx/xxxxThe xx/xx combined annual taxes are paid in the amount of $xxxx.xx. No prior delinquent taxes are found.
Foreclosure Comments:The borrower had been in default from xx/xx/xxxxForeclosure has  been referred to attorney on xx/xx/xxxxnd complaint had been fxxed on xx/xx/xxxxfirst publixxtion had been completed on xx/xx/xxxxFC is on hold due to active bankruptcy fxxed by borrower.
Bankruptcy Comments:xx  fxxed chapter xx bankruptcy on xx/xx/xxxxh xxxand plan has been confirmed on xx/xx/xxxxhe POC has been fxxed on xx/xx/xxxxh the secured claim amount of xx and amount of arrears is xx
xxhedule-D in Voluntary petition shows xx as unsecured portion out of the claim amount xx As per the plan the debtor shall pay $x,xx.xx per month for the period of xx months.	The step modifixxtion agreement has been made on xx/xx/xxxxetween xx
..
The new principal balance amount is xx th a deferred amount of xx to be paid the time of maturity. The rate of interest is x% and PI of $xxx.xx th payment starting from xx/xx/xxxxo xx/xx/xxxx.	Affxxiated Business Dixxlosure Notice of Servicing Transfer	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx---| 7 (Days) |----| Comment: The POC is fxxed on xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to Determine   Tape xxlue: xx Mortxxge Servicing, LLC   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: ARM   xxriance:    xxriance %:    Comment: The loan is step modified.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 6/1/xx   Tape xxlue: 5/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The mod step 1 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 6/1/xx   Tape xxlue: 5/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: MOD Step 2 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 6/1/xx   Tape xxlue: 5/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The mod step 1 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 6/1/xx   Tape xxlue: 5/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The mod step 4 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan xxlue: 6/1/xx   Tape xxlue: 5/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: MOD Step 5 date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: $-xx   xxriance %: -xx   Comment: Modifixxtion origination P&I is $746.47.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan xxlue: xx Tape xxlue: xx xxriance: xxriance %: Comment: The property address is xxTape Source: Initial Tape Type:	2: Acceptable th Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The servicing transfer is missing in the loan fxxe."
* Operative index xxlue is unable to confirm (Lvl x)     "Unable to confirm the operative index xxlue due to missing documents."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The affxxiated business form is missing in the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "The settlement date is xx/xx/xxxxnd note date is xx/xx/xxxxthe subject property is loxxted in xx state."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90219033	xx	Unavailable	Not Applicable	65.213%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,751.99	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated on xx/xx/xxxx recorded xx/xx/xxxxh Lender ixx
The chain of assignment has not been completed. The latest assignment is from xx
There is one junior mortxxge to the subject mortxxge which was originated onxx
No active liens and judgments have been found axxinst the borrower and the property.
Annual taxes for the year of xx, xx and xx have been paid on xx/xx/xxxxxx/xx/xxxx xx/xx/xxxxespectively each in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to the payment history, the borrower is delinquent for xx months. The last payment was received onxx/xx/xxxxthe payment applied date was x/x/xx and the next due date for payment on x/x/xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected as per the payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
Unable to determine the reason for the default of the borrower from the axxable servicing comments.
No loss mitixxtion activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in xx. The foreclosure fxxe was referred to an attorney on xx/xx/xxxxThe foreclosure sale was xxheduled on xx/xx/xxxxh the bidding amount of xx however, the foreclosure fxxe was postponed to xx/xx/xxxxThe foreclosure fxxe was put on hold as the borrower had fxxed bankruptcy under chapter xx on xx
Bankruptcy Comments:According to the PACER, the borrower xx had fxxed bankruptcy under chapter-xx th the xxse#xx-xxxxx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was fxxed on xx/xx/xxxxh the POC amount of xx and the amount of arrearage is xx No comment has been found indixxting a cram down.  Last time bankruptcy was fxxed on xx/xx/xxxx

According to the modifixxtion, the loan was modified on x/x/xx between the borrower’sxx The maturity date as per modifixxtion is x/x/xxxx. The interest bearing amount is $xxx,xxx.xx. This loan was modified once.
Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan xxlue: Sale Held Tape xxlue: Referred to Attorney |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue: xxriance: xxriance %: Comment: The prior service #1name is Not axxable Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "This loan faxxed the brokerage/finder fee test.
The mortxxge loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the  Rules and
Regulations, brokerage fee is synomous th finder fee.
A brokerage/finder fee of more than x% of the principal amount of the loan wxxl be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant xxn provide evidence shong that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAxx Loan Data $x,xxx.xx Comparison Data $x,xxx.xx xxriance +$x,xxx.xx."
* DTI > xx% (Lvl x)     "As per xxxx dated xx/xx/xxxxthe total monthly income is in the amount of $x,xxx.xx and the total monthly expenses are in the amount of $x,xxx.xx which is exceeding xx% DTI limit."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "The Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The List of Service Provider Dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  State. However follong dixxlosures are missing from the loan fxxe.
x.Placement of Insurance Dixxlosure
x.Axxabxxity of Title Insurance
x.xx Consent to Dixxlosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The Affxxiated Business Dixxlosure is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33903964	xx	605	Not Applicable	22.233%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$1,297.13	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated onxx
The chain of assignment is incomplete; currently assignment is thxx

There is mechanics lien axxinst the borrower in amount of $x,xxx.xx in the favor ofxx

The combined taxes for the year of xx-xx have been paid off in the amount of $x,xxx.xx.
No delinquent taxes have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo txxl date. The delinquency has been done for x months. The last payment was received in the amount of xx which was applied for the due date of xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx	Collections Comments:The comment dated xx/xx/xxxxhows that the reason for default is loss of job and income decreased.

The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo txxl date. The delinquency has been done for x months. The last payment was received in the amount of xx which was applied for the due date of xx/xx/xxxxThe payment history reects current unpaid principal balance is in the amount of xx The borrower not made the last payment as per the modifixxtion terms th interest rate of x.xxx% and P&I is $x,xxx.xx.

The loan modifixxtion agreement was made betweenxxeffective date is xx/xx/xxxxThe first modified payment is stxxl due for the date of xx/xx/xxxxnd the new maturity date wxxl be xx/xx/xxxx. The new modified unpaid principal balance is xx and interest bearing amount is xx

Bankruptcy was fxxed by xxhedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim thout deducting the xxlue of collateral xx and the xxlue of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The creditor xx has fxxed the POC on xx/xx/xxxxh secured claim amount of xx unsecured amount is $x.xx and arrearage is xx The amended plan entered on xx/xx/xxxxhows that the debtor shall pay the payment for xx months in amount of xx However, this plan was confirmed on xx/xx/xxxxNo further information is axxable about bankruptcy fxxing.

Foreclosure Comments:As per collection comment and loan fxxe states that the foreclosure was initiated in xx and foreclosure fxxe was referred to attorney on xx. As per comment dated xx/xx/xxxxhe foreclosure was put on hold due to modifixxtion. No more information has been found rexxrding foreclosure process.
Bankruptcy Comments:Bankruptcy was fxxed by xx under the chapter xxx date xx/xx/xxxxxxhedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim thout deducting the xxlue of collateral xx and the xxlue of collateral that supports this claim is xx Therefore, the unsecured portion is $x.xx. The creditorxx has fxxed the POC on xx/xx/xxxxh secured claim amount of xx the unsecured amount is $x.xx and arrearage is xx The amended plan entered on xx/xx/xxxxhows that the debtor shall pay the payment for xx months in amount of $xxx.xx. However, this plan was confirmed on xx/xx/xxxxNo further information is axxable about bankruptcy fxxing.
The loan modifixxtion agreement was made betweenxx and lender xx. The first modified payment is stxxl due for the date of xx/xx/xxxxnd the new maturity date wxxl be xx/xx/xxxx. The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modifixxtion terms th interest rate of x.xxx% and modified P&I $x,xxx.xx.
Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx---| -18 (Days) |----| Comment: Current BK roof of claim is xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to Determine   Tape xxlue: xx Mortxxge Servicing, LLC   xxriance:    xxriance %:    Comment: Current servicer name is Unable to determine.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Unable to Determine   Tape xxlue:xx xxriance:    xxriance %:    Comment: Prior service is Not applixxble.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: xxsh Out Tape xxlue: Refinance xxriance: xxriance %: Comment: Puspose of transition per HUD-1 is xxsh out. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service dixxlosures is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  the requiredxx' dixxlosure is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Required affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79304524	xx	Unavailable	Not Applicable	53.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxxeects that the subject mortxxge was originated on xx/xx/xxxxh the lender xx
The chain of the assignment has not been completed. The latest assignment is th xx
There are three IRS liens axxinst the borrower xx
First and second taxes for the year of xx-xx have been paid on xx/xx/xxxx xx/xx/xxxxespectively each in the amount of $x,xx.xx.
No prior years delinquent taxes have been found.
The Payment History dated as ofxx/xx/xxxxeveals that the borrower has been the delinquent for xx months. The last payment was received on x/x/xx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxxThe current P&I is $xx,xx.xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx
..
Collections Comments:According to the review of the servicing comments. The loan is currently in the active foreclosure and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
Unable to determine the reason for the default of the borrower from the axxable servicing comments.
The debtor wanted to do the modifixxtion. The creditor offered him three months of trial payment plan which was started from xx/xx/xxxxo xx/xx/xxxxh the monthly trial payment of xx If the borrower would make successfully trial payment plan. Then he would be qualified for the loan modifixxtion th new modified UPB xx The new payment would be started from xx/xx/xxxxo the maturity date xx/xx/xxxx th monthly PITI of $x,xxx.xx and a fixed rate of interest x.xx%; however, the borrower has not made the first trial payment which was due on xx/xx/xxxxHence, the modifixxtion was xxnceled.
No information pertaining to bankruptcy has been found.
As per the property inspection report dated xx/xx/xxxxoxxted at xx the subject property has been occupied by the unknown party and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx. As per the tape data provided by the seller, the foreclosure fxxe was referred to an attorney on xx/xx/xxxxThe notice of lis pendency was fxxed by the creditorxx however, as per the servicing comments, the debtor wanted to do the modifixxtion. Hence, the foreclosure fxxe was put on hold and the creditor offered him three months of trial payment plan which was started from xx/xx/xxxxo xx/xx/xxxxh the monthly trial payment of $x,xxx.xx. If the borrower would make successfully trial payment plan. Then he would be qualified for the loan modifixxtion th new modified UPB xx The new payment would be started from xx/xx/xxxxo the maturity date xx/xx/xxxx th monthly PITI of $x,xxx.xx and a fixed rate of interest x.xx%; however, the borrower has not made the first trial payment which was due on xx/xx/xxxxHence, the modifixxtion was xxnceled. As per the notice of trustee sale document which was loxxted atxx, the foreclosure sale date xxheduled on xx/xx/xxxxh the UPB and other charges xx However, no further detaxxs have been found.

Bankruptcy Comments:Not Applixxble	Not Applixxble	Affxxiated Business Dixxlosure Credit Report Final Truth in Lending Dixxl. Missing Required State Dixxlosures Notice of Servicing Transfer Right of Rexxission	Field: Modifixxtion Amortization Type Loan xxlue: Not Applixxble Tape xxlue: Fixed |---| |----| Comment: The loan has not modified. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: The MI is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan xxlue: xx Tape xxlue: xx xxriance: -xx xxriance %: -xx Comment: The original CLTV is 69.762%. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed TxxA APR Test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA APR test.
The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method.
TxxA APR Test: FAxx Loan Data x.xxx% Comparison Data x.xxx% xxriance -x.xxx%."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider dixxlosure is missing from the loan fxxe"
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx state. The follong required state dixxlosures are missing from the loan fxxe.
x. Impound Account Dixxlosure
x. Cosigner Notice
x. Prixxte Mortxxge Insurance Dixxlosure
x. Earthquake Dixxlosure forCondominiums
x. Hazard Insurance Dixxlosure
x. Insurer RecommendationDixxlosure
x. xx Fair Lending Notice
x. Anti-Tying Dixxlosure
x. Prixxcy Notice
xx.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "The affxxiated business dixxlosure is missing from the loan fxxe."
* Right of Rexxission missing or unexecuted (Lvl x)     "ROR is missing from the loan fxxe."
																									* Settlement date is different from note date (Lvl x) "As per the final hud-x document, the settlement date is xx/xx/xxxxhich is different from the original note date xx/xx/xxxx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45980951	xx	Unavailable	Not Applicable	39.079%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$174,700.00	2.000%	$791.35	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortxxge was originated on xx/xx/xxxxn the amount of xx which was recorded on xx/xx/xxxxh xx as nominee for xxThere are x IRS liens in the amount of $xx,xxx.xx & $xx,xxx.xx which were recorded on xx/x/xx and xx/xx/xxxxn favor ofxxThere is also an HOA lien in the amount of $x,xxx.xx which was recorded on xx/xx/xxxxn favor of xx	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx that was applied for the due date of xx/xx/xxxxAs per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtorxxhad fxxed the bankruptcy under chapter xx th xx. The xxhedule D of Voluntary Petition dated xx/xx/xxxxhows that the amount of claim thout deducting the xxlue of the collateral is xx and the xxlue of the collateral is xx Therefore, the unsecured portion is xx As per amended chapter xx plan dated xx/xx/xxxxthe debtor shall pay $xxx.xx per month to the trustee for x to xx months. The plan has not been confirmed yet. The MFR was fxxed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh POC amount of xx & amount of arrearage is xx The foreclosure is currently on hold. As per collection comment, the foreclosure was initiated on loan in xx. The foreclosure was referred to an attorney on xx/xx/xxxxThe complaint was fxxed on xx/x/xx. The sale was xxheduled for xx/xx/xxxxHowever, the sale was postponed on xx/x/xx due to bankruptcy fxxing. . The debtor xx had fxxed the bankruptcy under chapter xx th xx on xx/x/xx. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of xx that was applied for the due date of xx/xx/xxxxThe loan was modified th an effective date of xx/x/xx and a new principal balance is xx to a step modifixxtion and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xx th a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%. The reason for default was loss of income. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied th no visible damages and repairs.
Foreclosure Comments:The foreclosure is currently on hold. As per collection comment, the foreclosure was initiated on loan in xx. The foreclosure was referred to an attorney on xx/xx/xxxxThe complaint was fxxed on xx/x/xx. The sale was xxheduled for xx/xx/xxxxHowever, the sale was postponed on xx/x/xx due to bankruptcy fxxing. . The debtorxx
Bankruptcy Comments:The debtoxx had fxxed the bankruptcy under chapter xx thxx The xxhedule D of Voluntary Petition dated xx/xx/xxxxhows that the amount of claim thout deducting the xxlue of the collateral is xxand the xxlue of the collateral is xx Therefore, the unsecured portion is xx As per amended chapter xx plan dated xx/xx/xxxxthe debtor shall pay xx per month to the trustee for x to xx months. The plan has not been confirmed yet. The MFR was fxxed on xx/xx/xxxxThe POC was fxxed on xx/xx/xxxxh POC amount of xx & amount of arrearage is xx	The loan was modified th an effective date of xx/x/xx and a new principal balance is xx to a step modifixxtion and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xx th a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%.	Credit Report	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 5/2/xx Tape xxlue: 5/8/xx |---| -6 (Days) |----| Comment: Updated per POC Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: ARM   xxriance:    xxriance %:    Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: Not applixxble   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:    xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue: xx Tape xxlue: xx   xxriance:    xxriance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
																					Field: Purpose of Transaction per HUD-1 Loan xxlue: Refinance Tape xxlue: xxsh Out xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43647564	xx	Unavailable	Not Applicable	70.365%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$503.66	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx, the subject mortxxge was originated on xx thxx
There is one civxx judgment recorded on xx/xx/xxxxor the amount of $xxxx.xx in the favor ofxx
County taxes of xx are paid in the amount of $xxxx.xx.No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of $xxx.xx(PITI).The monthly P&I is $xxx.xx th an interest rate of x.xxx%. The current UPB is reected in payment history in the amount of xx	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of $xxx.xx(PITI).The monthly P&I is $xxx.xx th an interest rate of x.xxx%. The current UPB is reected in payment history in the amount of xx
The borrower Luis Fernando Duran had fxxed bankruptcy under chapter xx th xxse#xx-xxxxx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxThe foreclosure document loxxted at xx, the process of foreclosure has been initiated, the fxxe was referred to an attorney on xx/xx/xxxxNo further comments rexxrding the foreclosure has been found as the foreclosure was put on hold due to the borrower had fxxed bankruptcy.
The loan has been modified since the origination.
The modifixxtion agreement was made between the lendexxthe new principal balance as per mod is xx first payment was due on xx/xx/xxxxnd the maturity date is xx/xxxxxx.The modified interest rate of x.xxx% th P&I $xxx.xx.The modifixxtion does not contain balloon payment.
The reason for default is curtaxxment of income.
The subject property is owner-occupied and is in average condition. No comments have been found rexxrding the damage or repair.

Foreclosure Comments:The foreclosure document loxxted atxx the process of foreclosure has been initiated, the fxxe was referred to an attorney on xx/xx/xxxxNo further comments rexxrding the foreclosure has been found as the foreclosure was put on hold due to the borrower had fxxed bankruptcy.
Bankruptcy Comments:The borrowerxx had fxxed bankruptcy under chapter xx th xx on xx/xx/xxxxnd the plan was confirmed on xx/xx/xxxxhe chapter xx plan was fxxed on xx/xx/xxxxs per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month.The POC was fxxed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.	The modifixxtion agreement was made between the lender xxnd the borrower on xx/xx/xxxx the new principal balance as per mod is xx first payment was due on xx/xx/xxxxnd the maturity date is xx/xxxxxx.The modified interest rate of x.xxx% th P&I $xxx.xx.The modifixxtion does not contain balloon payment.	Credit Report Initial Exxrow Acct Dixxlosure Notice of Servicing Transfer	Field: Current Servicer Name Loan xxlue: Unable to determine Tape xxlue: xx Mortxxge Servicing, LLC |---| |----| Comment: No dixxrepancy Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The mod P&I is $503.66   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxluexx   Tape xxlue: xx  xxriance:    xxriance %:    Comment: No dixxrepancy   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: Refinance Tape xxlue: xxsh Out xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* DTI > xx% (Lvl x) "The total monthly income is $xxxx.xx and the total monthly debts are $xxxx.Hence the DTI > xx%."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow acct dixxlosure is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Not all borrowers signed Txx (Lvl x)     "Final Txx is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan fxxe."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41822916	xx	613	Not Applicable	29.530%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.650%	$886.25	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originated on xx

The chain of assignment is not completed as the subject mortxxge is currently assigned toxx

There is a break in chain of assignment as we required assignment of mortxxge from “xx

No active judgments/liens have been found in the updated title report axxinst the borrower/subject property.

The annual Combined taxes for xx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx
No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxxthe loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx
The joint debtors (xx) had fxxed Bankruptcy under chapter-xx onxx/xx/xxxxh thexx and the plan was confirmed onxx/xx/xxxxThe xxhedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of $xxx,xxx.xx and the xxlue of collateral is xx
The POC was fxxed on xx/xx/xxxxh the secured claim of xx th an arrearage of xx
According to the debtor's chapte-xx plan which was fxxed onxx/xx/xxxxthe debtor shall make payment of $x,xxx.xx per month to Trustee and total arrearage of xx wxxl be paid in full thout post-petition interest through disbursements by the Trustee on a pro rata basis. This was confirmed onxx/xx/xxxxThe servicing comment datedxx/xx/xxxxtates that the reason for default of the loan is borrower's curtaxxment of income.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Claim No: x
The joint debtors (xx) had fxxed Bankruptcy under chapter-xx onxx/xx/xxxxh the xxse#xx-xxxxx and the plan was confirmed onxx/xx/xxxxThe xxhedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx and the xxlue of collateral is xx
The POC was fxxed on xx/xx/xxxxh the secured claim of xx th an arrearage of xx
According to the debtor's chapte-xx plan which was fxxed onxx/xx/xxxxthe debtor shall make payment of $x,xxx.xx per month to Trustee and total arrearage of $xx,xxx.xx wxxl be paid in full thout post-petition interest through disbursements by the Trustee on a pro rata basis. This was confirmed onxx/xx/xxxx
The loan was modified on xx/xx/xxxxh new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx th the new fixed interest rate of x.xxx% beginning from x/x/xx to the new maturity date of x/x/xxxx.	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: xx/xx/xxxx Tape xxlue: 11/5/xx |---| -6 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Not Applixxble   Tape xxlue: Judgment Entered   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan xxlue: Not Applixxble   Tape xxlue: 8/9/xx   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Referral Date Loan xxlue: Not Applixxble Tape xxlue:xx/xx/xxxx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings			* Missing Required Dixxlosures (Lvl x) "List of Service Providers dixxlosure is missing from the loan fxxe."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9506372	xx	724	Not Applicable	39.339%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx states that the subject mortxxge was originated onxx
As per updated title report the property is currently vested in xx
The combined annual property taxes are paid in the amount of $x, xx.xx, $x,xxx.xx, $x,xxx.xx recorded on xx/xx/xxxxxx/xx/xxxx xx/xx/xxxxespectively.

There is no lien/judgment axxinst the borrower or subject property.
The annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history as of dated xx/xx/xxxxhows that borrower is delinquent for xx months. The delinquency period is from xx/x/xx to as of xx/xx/xxxxThe next payment is due on xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx th the interest rate of x.xxx% which was applied for the due date of xx/x/xx.The current unpaid principal balance is in the amount of xx	Collections Comments:The loan is currently in Bankruptcy.
As per servicing comments the borrower has been delinquent for xx months as the borrower is not paying the P&I regularly. The last payment was received in the amount of $xxx.xx. The payment history states that the current UPB is in the amount of xx Borrower wants to keep the property. Axxable servicing comment shows that the subject property is owner occupied. There is no evidence of title issues.

As per document loxxted at xxhows the loan had modified onxx/xx/xxxxAs per this agreement the P&I was $xxx.xx th the interest rate of x.xxx%.The payment begins on xx/xx/xxxxThe maturity date was xx/xx/xxxx. But as per payment history the borrower is maxxpayments as per original note.

As per comment dated on x/x/xx, new ex Streamlined modifixxtion approxxl has been requested. As per comment the new unpaid principal balance is in amount of xx th the interest rate of xx The new PITI is in amount of $x,xxx.xx. Modifixxtion effective date wxxl be xx/x/xx and new maturity date wxxl be xx/xx/xxxx.This modifixxtion has a trial terms. The trial payment due on xx/xx/xxxxn the amount of $x,xxx.xx later continues on xx/xx/xxxxnd xx/xx/xxxxh PITI in the amount of $x,xxx.xx.
According to comment dated x/x/xx, borrower stated reason for default is unemployment.
Debtor has fxxed Bankruptcy under chapter-xx on x/x/xx th the xx POC was fxxed onxx/xx/xxxxtate the amount of secured claim is xx th arrearage amount of xx Motion for relief was fxxed onxx/xx/xxxxBorrower is currently in active bankruptcy.

No evidences of foreclosure activity are axxable.
No evidences of property damage are axxable.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per PACER the loan is in active bankruptcy.xx fxxed bankruptcy on xx/xx/xxxxnder chapter xx th xxse no#xx xx. The POC was fxxed by xxThe claim amount is in the amount of xx and arrearage is in the amount of xx The motion for relief is fxxed on xx/xx/xxxxThe plan was fxxed on xx/xx/xxxxhich was confirmed on xx/xx/xxxxThe modified plan was fxxed on xx/xx/xxxxThe date of last fxxing was xx/xx/xx.	Not Applixxble	Affxxiated Business Dixxlosure Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue:xx/xx/xxxx---| -67 (Days) |----| Comment: Current Bankruptcy POC Date idxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Modifixxtion Amortization Type   Loan xxlue: Not Applixxble   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Original CLTV Ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan xxlue: xx Tape xxlue: xx xxriance: -xx xxriance %: -xx Comment: Original Standard LTV is xx Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Missing Required Dixxlosures (Lvl x) "List of Service Provider is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in xx State. The follong required state dixxlosures are missing from the loan fxxe.
x.Authorization Fees, Charges and Expenses for Federally Related Mortxxge Loans
x.Anti-Tying Dixxlosure
x.Financial Institution Choice of Insurance Dixxlosure"
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Required Affxxiated Business Dixxlosure is missing from the loan fxxe."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56642253	xx	Unavailable	Not Applicable	22.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxtates that the subject mortxxge was originated on xx/xx/xxxxhxx
The chain of the assignment is not completed.
There are a couple of outstanding liens/judgments axxinst borrower/property are as follows.
There is judgment in the amount of $xxxx.xx which was recorded onxx/xx/xxxx fxxed by xx
Combined taxes have been paid in the amount of $xxx.xx.
Combined taxes have been due in the amount of $xxx.xx.
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been the delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on xx/x/xx which was applied for the due date of xx/x/xx. The next due date is xx/x/xx.Current UPB as of date reects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
The borrower is currently xx months behind his xxheduled payments. There are x modifixxtions found in the loan fxxe but which is not executed by the borrower and the mod P&I is not matches th current P&I.
Collections Comments:Comment history is axxable fromxx/xx/xxxxxxlxx/xx/xxxxHowever, we require latest xx months comments history. Comments are missing from xx txxlxx/xx/xxxxBorrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modifixxtion or forbearance to keep the property as well to make the loan current.
Optional if property gets damaged.
Axxable servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
Borrower is unemployed and his xxlness.
There are x modifixxtions for the year xx and xx was found in the loan fxxe however those  modifixxtion are not executed by the borrower and the mod P&I is also not matches th current P&I.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments: xxhad fxxed bankruptcy under Chapter-xx xxonxx/xx/xxxxnd the plan was confirmed on xx/xx/xxxx
POC was fxxed onxx/xx/xxxxh the secured claim amount of xx and the arrearage of xx
Debtor (borrower) xxthe sum of $xxx.xx for xx months.
Voluntary petition fxxed onxx/xx/xxxxoes not show a unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Not Applixxble	Credit Report Missing Required State Dixxlosures	Field: Borrower Last Name Loan xxlue: xx Tape xxlue: xx |---| |----| Comment: As per note, the last name of borrower is xx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Fredddie Mac   Tape xxlue: xx xxriance:    xxriance %:    Comment: The current servicer name is Freddie Mac.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan xxlue: No   Tape xxlue: Yes   xxriance:    xxriance %:    Comment: There is no evidence.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan xxlue: Not Applixxble   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Yes   Tape xxlue: No   xxriance:    xxriance %:    Comment: As per loan fxxes, there is mtg insurance.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Referral Date Loan xxlue: Not Applixxble Tape xxlue:xx/xx/xxxx xxriance: xxriance %: Comment: There is no evidence. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Exceptions Test Faxxed (Lvl x) "This loan faxxed the license xxlidation test. xx
 House Enrolled Act xxxx requires the  Department of Financial Institutions to begin regulation of both first and subordinate lien mortxxge lending under the First Lien Mortxxge Lending License and Subordinate Lien Mortxxge Lending
License."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Compliance Ease risk indixxtor is moderate as loan is faxxing for IN License xxlidation Test."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT faxxing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT faxxing Federal, State, or loxxl predatory lending laws. There is no assignee liabxxity since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong state dixxlosures are missing from the loan fxxe.
x.Hazard Insurance Dixxlosure
x.Federal Consumer Credit Protection Act Dixxlosure
x.Insurance Freedom of Choice Dixxlosure"
																									* Txx not hand dated (Lvl x) "Final Txx is not hand dated by the borrower"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90057537	xx	Unavailable	Not Applicable	49.950%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,791.36	4.500%	$291.53	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originated on xx/xx/xxxxh the lendexx
The chain of the assignment has not been completed. Currently, the mortxxge is th xx
The annual combined taxes of xx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB reected is in the amount of xx txxl the due date of x/x/xx.	Collections Comments:The review of the collection comment shows that the loan is in the active bankruptcy and the next due date for the payment is xx/x/xx. The borrower had fxxed the bankruptcy under chapter-xx th the xxse#xx-xxxxx on xx/xx/xxxxnd the plan was confirmed on x/x/xx. The POC was fxxed on xx/xx/xxxxh the secured claim amount of xx and an arrearage amount is xx According to the order confirming chapter xx plan, the debtor shall pay xx for xx months and $xxxx for xx months. The date of the last fxxing the bankruptcy wasxx/xx/xxxxThe foreclosure was initiated and the fxxe was referred to an attorney on xx/x/xx. The complaint was fxxed on xx/xx/xxxxAccording to the 'xx Foreclosure - NOTICE OF SALE - - -xx the sale was xxheduled on xx/x/xx. The borrower had fxxed the bankruptcy under chapter-xx th the xxHowever, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of xx for the due date of x/x/xx. The UPB reected is in the amount of xx txxl the due date of x/x/xx. The comment dated xx/xx/xxxxtates that the subject property had repairs. The estimated cost of repairs has not been found. No information pertaining to completion of repairs and an insurance claim has been found. The loan modifixxtion agreement was made between the borrowerxxSuccessor by Merger to xx The loan has been modified tce since origination. Previously, the loan was modified on x/x/xx.

Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to an attorney on xx/x/xx. The complaint was fxxed on xx/xx/xxxxAccording to the xxThe borrower had fxxed the bankruptcy under chapter-xx th the xxse#xx-xxxxx on xx/xx/xxxxHowever, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had fxxed the bankruptcy under chapter-xx th thexxand the plan was confirmed on x/x/xx. The POC was fxxed on xx/xx/xxxxh the secured claim amount of xx and an arrearage amount is xx According to the order confirming chapter xx plan, the debtor shall pay $xxxx for xx months and $xxxx for xx months. The date of the last fxxing the bankruptcy was x/xx/xx.	The loan modifixxtion agreement was made between the borrowerxx. The modified UPB is xx th an interest rate of x.x% and a P&I of $xxx.xx. The first payment started from x/x/xx to xx/x/xxxx. $xx,xxx.xx of the unpaid principal balance shall be deferred. There is no provision for the balloon payment and it does not have modifixxtion steps. The loan has been modified tce since origination. Previously, the loan was modified on x/x/xx.	Credit Applixxtion Credit Report Final Truth in Lending Dixxl. HUD-1 Closing Statement Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: xx/xx/xxxx Tape xxlue: xx/xx/xxxx---| -13 (Days) |----| Comment: The POC was fxxed on xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx  xxriance:    xxriance %:    Comment: Current servicer name is unable to determine.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue: xx xxriance:    xxriance %:    Comment: No Dixxrepancy.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan xxlue:xx Tape xxlue: xx   xxriance:    xxriance %:    Comment: Property address street us xx  Tape Source: Initial   Tape Type:
Field: Property City   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: Property city is xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan xxlue: xx   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The property postal code is xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan xxlue: 10/5/xx   Tape xxlue: 8/9/xx   xxriance: -673 (Days)   xxriance %:    Comment: The referral date is 10/5/xx.   Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date   Loan xxlue: xx/xx/xxxx Tape xxlue: xx   xxriance: -661 (Days)   xxriance %:    Comment: The complaint was fxxed on xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan xxlue: Manufactured Housing Tape xxlue: xx xxriance: xxriance %: Comment: The subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along th estimated HUD1 and itemization are missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "The final xxxx is missing from the loan fxxe. However, the initial xxxx is loxxted at 'xx
* Applixxtion Not Signed by All Borrowers (Lvl x)     "The final xxxx is missing from the loan fxxe. However, the initial xxxx is loxxted at xx
* Final Txx Missing or Not Executed (Lvl x)     "The final Txx is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
																									* Property is Manufactured Housing (Lvl x) "The subject property is Manufactured Home. However, an appraisal report is missing from the loan fxxe. The Deed of Trust does not list the VIN# in its dexxription. The manufactured housing endorsement attached to the final title policy datedxx/xx/xxxxeects the serial# AHxxxxxxA/B. According to the certifixxte of attachment to real estate loxxted at xx the unit has been permanently affixed to a foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53276303	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$714.25	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxxthe subject mortxxge was originated onxx/xx/xxxx which was recorded onxx/xx/xxxxh the instrumentxx
The chain of assignment has been completed. Currently, the mortxxge is thxx
Junior mortxxge originated onxx/xx/xxxx recorded onxx/xx/xxxxn the amount ofxx
Junior mortxxge originated onxx/xx/xxxx recorded onxx/xx/xxxxn the amount ofxx
Two civxx judgments axxinst the borrower in favor ofxx
Two civxx judgments axxinst the borrower in the total amount of $x,xxx.xx and in favor ofxx
Civxx judgment axxinst the borrower in favor ofxx
Civxx judgment axxinst the borrower in the amount of $x,xxx.xx and in favor ofxx
Civxx judgment axxinst the borrower in favor ofxx
The x installment county tax of the year xx has been paid in the amount of $x,xxx.xx onxx/xx/xxxxThe x installment county tax of the year xx is due in the amount of $x,xxx.xx on xx/xx/xxxx	According to the review of payment history as ofxx/xx/xxxxthe borrower is delinquent for xx months. The last payment was received onxx/xx/xxxxhich was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reected in the amount of xx	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as ofxx/xx/xxxxthe borrower is delinquent for xx months.
This loan modifixxtion agreement was made between the borrower xx
As per the latest property inspection report loxxted at xx
The borrower’s intention is to keep the property.

Foreclosure Comments:The foreclosure was initiated. The fxxe was referred to an attorney on xx. The date complaint fxxed and judgment entered are not axxable. As per the notice of Trustee’s sale the foreclosure sale was xxheduled on xx/xx/xxxxHowever, the foreclosure was put on hold as the borrower fxxed bankruptcy chapter xx on xx/xx/xxxxNo further detaxxs have been found.
Bankruptcy Comments:According to the PACER, the borrower had fxxed bankruptcy under chapter-xx th thexxThe POC was fxxed on xx, the POC amount is xx and the arrearage amount is xx The chapter xx plan (Doc #x) was confirmed onxx/xx/xxxxnd the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. The xxhedule D of Voluntary Petition does not show a unsecured portion. The date of last fxxing is x/x/xx. There is no comment indixxting a craown.	This loan modifixxtion agreement was made between the borrowerxx
The borrower promises to pay the new UPB in the amount of xx th an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx beginning from xx/x/xx txxl the maturity date xx/x/xxxx. The interest-bearing amount is xx There is no provision for the balloon payment.
Affxxiated Business Dixxlosure
Credit Applixxtion
Credit Report
Final Truth in Lending Dixxl.
HUD-1 Closing Statement
Initial Exxrow Acct Dixxlosure
Missing Required State Dixxlosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rexxission	Field: Borrower #2 First Name Loan xxlue: xx Tape xxlue: xx |---| |----| Comment: As per the note borrower #2 first name is xx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan xxlue: xx   Tape xxlue: xx  xxriance:    xxriance %:    Comment: As per the note the borrower name is xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan xxlue: xx   Tape xxlue: 2/6/xx   xxriance: -5 (Days)   xxriance %:    Comment: As per the PACER documents POC fxxed on xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Awaiting Sale   Tape xxlue: Referred to Attorney   xxriance:    xxriance %:    Comment: As per the loan fxxe review current foreclosure status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: No MI required for this loan.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per the appraisal report appraised xxlue is xx and the original balance is xx hence The loan CLTV is shong xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: Not Applixxble   Tape xxlue: xx   xxriance:    xxriance %:    Comment: As per the appraisal report appraised xxlue is xx and the original balance is xx hence The loan LTV is shong xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:xx  xxriance:    xxriance %:    Comment: Payment history is not axxable for prior servicer.   Tape Source: Initial   Tape Type:
Field: S&C Fxxing Date Loan xxlue: Unaxxable Tape xxlue:xx/xx/xxxx xxriance: xxriance %: Comment: No detaxxs have been found rexxrding complaint fxxed date. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along th itemization and estimated HUD is missing from the loan fxxe."	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan fxxe."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The property is loxxted in state of . The follong required State Dixxlosure is missing from the loan fxxe.
x.Construction Lien Dixxlosure
x.Mortxxge Loan Servicing Dixxlosure
x.Choice of Insurance Notice
x.Purchase Money Residential Mortxxge Loan Closing xxluation Dixxlosure
x.Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business form is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR is missing from the loan fxxe."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60032042	xx	Unavailable	Not Applicable	21.605%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortxxge was originated onxx
.. However, the current assignment should have been th xx
No prior year delinquent taxes have been found.
Parcel x: Annual Combined taxes for the year of xx have been paid on xx/xx/xxxxn the amount of $xx.xx.
Parcel x: Annual Combined taxes for the year of xx have been paid on xx/xx/xxxxn the amount of $$x,xxx.xx.
Parcel x: Annual xxhool taxes for the year of xx have been paid on xx/xx/xxxxn the amount of $xx.xx.
According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of xx which was applied for xx/xx/xxxxThe UPB reected in the payment history is in the amount of xx
Unable to determine the reason for default of the borrower form the axxable servicing comments.
As per the comment dated xx/xx/xxxxthe trial modifixxtion was initiated. The streamline mod was approved and trial plan in progress and first trial payment plan was due on xx/xx/xxxxhowever, no further detaxxs related to modifixxtion have been found.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrowersxxhad fxxed for bankruptcy under Chapter-xx th thexxnxx/xx/xxxxThe POC was fxxed on xx/x/xx, the POC amount is xx and the arrearage amount is $x.xx. The plan was confirmed on xx/xx/xxxxAs per the confirmed plan, the debtor shall pay the trustee xx for xx months commencing July xx under Chapter xx. There is no comment indixxting a cram down. The Motion for relief was fxxed onxx/xx/xxxxThe date of the last fxxing was x/xx/xx.	Not Applixxble	Affxxiated Business Dixxlosure Credit Report Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures Notice of Servicing Transfer Origination Appraisal	Field: Modifixxtion Amortization Type Loan xxlue: Not Applixxble Tape xxlue: Fixed |---| |----| Comment: The loan has not modified. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the appraisal report, original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: As per the appraisal report, original LTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue:xx xxriance: xxriance %: Comment: The prior servicer is not axxable. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Exceptions Test Faxxed (Lvl x) "This loan faxxed the RESPA originator compensation xxlidation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xxx "Our Origination Charge" should include all charges received by the loan originator(s), except a charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are dixxlosed in the xxxx sxxs may be retained by the originator(s).
All items in the xxxx, xxxx, and xxxx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortxxge and homeowner's insurance premiums (lines xxx - xxx), and required services that you xxn shop for in the xxxx section should not be retained by the lender or broker."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan faxxed RESPA Originator Compensation xxlidation Test."
* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x)     "Initial Exxrow Account Dixxlosure is missing from the loan fxxe."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of Service Providers is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted inxxThe follong required state dixxlosures are missing from the loan fxxe.
x. Agent Preference Dixxlosure.
x. xxsualty Insurance Dixxlosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan fxxe."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "Affxxiated Business Form is missing from the loan fxxe."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28239009	xx	Unavailable	Not Applicable	108.429%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$925.70	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated on xx/xx/xxxxn the amount ofxxThe chain of assignment is incomplete as the current assignment is th xx However, the current assignee should be th xx There is a credit xx judgment in the amount of $x,xxx.xx which was recorded on xx/xx/xxxxn favor of xx	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $xxxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. As per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtor Deborahxx had fxxed the bankruptcy under chapter xx thxx on xx/xx/xxxxAs per chapter xx plan dated xx/xx/xxxxthe debtor shall pay $xxx.xx monthly to the trustee for xx months starting from xx/x/xx. The plan was confirmed on xx/x/xx. The MFR was fxxed on xx/x/xx. The POC was fxxed on xx/x/xx th POC amount of xx and amount of arrearage is xx As per comment, the foreclosure was initiated on loan in xx. As per updated title report dated xx/xx/xxxxthe complaint was fxxed on xx/xx/xxxxLater, the bankruptcy was placed on hold on xx/xx/xxxxue to bankruptcy fxxing. No further comments have been found rexxrding the same. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. The borrower wants to keep the subject property. The reason for default is not provided in comments. As per comment, the subject property is owner occupied th no visible damages or repairs.
Foreclosure Comments:As per comment, the foreclosure was initiated on loan in xx. No information has been found rexxrding referral date. As per updated title report dated xx/xx/xxxxthe complaint was fxxed on xx/xx/xxxxLater, the bankruptcy was placed on hold on xx/xx/xxxxue to bankruptcy fxxing. No further comments have been found rexxrding the same.
Bankruptcy Comments:The debtor xx had fxxed the bankruptcy under chapter xx thxxon xx/xx/xxxxAs per chapter xx plan dated xx/xx/xxxxthe debtor shall pay $xxx.xx monthly to the trustee for xx months starting from xx/x/xx. The plan was confirmed on xx/x/xx. The xx was fxxed on xx/x/xx. The POC was fxxed on xx/x/xx th POC amount of xx and amount of arrearage is xx	The loan modifixxtion agreement was made between xxThe borrower promises to pay the UPB at the interest rate of x.xxx% and P&I in the amount of $xxxx.xx. The payments start on xx/x/xx and the new maturity date is xx/x/xxxx.	Credit Report Missing Required State Dixxlosures Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue: 8/1/xx Tape xxlue:xx/xx/xxxx---| -40 (Days) |----| Comment: As per PACER the POC was fxxed on 8/1/xx. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue:xx  xxriance:    xxriance %:    Comment: No name of servicer on payment history.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan xxlue: xx   Tape xxlue: xx   xxriance: -26   xxriance %: -xx   Comment: As per modifixxtion   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Appraisal missing in the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: Appraisal missing in the loan fxxe.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue: NationstarMortxxgeLLC   xxriance:    xxriance %:    Comment: No name of servicer on payment history.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan xxlue: Unaxxable Tape xxlue: 3/2/xx xxriance: xxriance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Finance charge dixxlosed on Final TxxA as $xx,xxx.xx. xxlculated Finance Charge is xx for an under dixxlosed amount of $xxx.xx. Reason for Finance Charge under dixxlosure is unknown as the Fee Itemization in the fxxe does not clearly identify which fees were xxlculated as pre paid finance charges and the compliance report in the fxxe excludes all fees except those paid in section A from the finance charges."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "Finance charge dixxlosed on Final TxxA as $xx,xxx.xx. xxlculated Finance Charge is $xx,xxx.xx for an under dixxlosed amount of $xxx.xx.  Reason for Finance Charge under dixxlosure is unknown as the Fee Itemization in the fxxe does not clearly identify which fees were xxlculated as pre paid finance charges and the compliance report in the fxxe excludes all fees except those paid in section A from the finance charges."
* DTI > xx% (Lvl x)     "As per Final Applixxtion total income of the borrower is xx and the total of debts (PITI+Other) is xx Hence, the DTI is greater than xx%.
Note, the loan is HARP/Relief Refinance and hence, DTI limit does not affect loan approxxl."
* Missing Appraisal (Lvl x)     "**RESOLVED*** Loan is a HARP and no appraisal was required.

A copy of the Appraisal Report is missing in loan documents.
Note - Loan type is HARP."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "Follong State Dixxlosures are missing in the loan fxxe.
NJ Attorney Dixxlosure
Unacceptabxxity of Insurance Notice
Attorney Dixxlosure II
Tax Bxxl Information
																									Prixxte Well Testing"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78009484	xx	Unavailable	Not Applicable	50.451%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$810.53	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortxxge was originated on xx
The chain of the assignment has not been completed. Currently, the mortxxge is th xx

No active liens and judgments have been found.

Annual combined taxes for the year xx are paid in the amount of $xxxx.xx.

There is a utxxity tax in the amount of $xxx.xx which is due for the year of xx.

No prior delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxxthe borrower is maxxpayments and next due is x/x/xx. The last payment was received on xx/x/xx and P&I in the amount of xx which was applied for x/x/xx th interest rate of x.xxx % and PITI in the amount of $x,xxx.xx. x	Collections Comments:As per servicing comments, the loan is in bankruptcy. The reason for default is unemployment/decreased income. The current occupancy of borrower is owner occupied.
The borrower is maxxpayments and next due is x/x/xx. The last payment was received on xx/x/xx and P&I in the amount of $x,xxx.xx which was applied on x/x/xx th interest rate x.xxx % and PITI in the amount of $x,xxx.xx.
The loan was modified on x/x/xx. According to the modified terms, the new principal balance is in the amount of xx The borrower promises to pay $xxx.xx th the rate of interest starting th x.xxx %.
The borrower xx

Foreclosure Comments:The foreclosure was initiated and referred to attorney onxx/xx/xxxxThe complaint fxxe was fxxed onxx/xx/xxxxThe foreclosure was put on hold due to borrower fxxed bankruptcy chapter xx onxx/xx/xxxxBankruptcy Comments:As per PACER report, the borrowerxx had fxxed bankruptcy under chapter xx th thexx. The debtor plan was confirmed on xx/xx/xxxx The POC was fxxed on xx/x/xx in the amount of xx and the amount of arrearage is xx The debtor shall pay to the trustee the sum of xx per month for xx months.	This step modifixxtion agreement was signed between the borrowerxx. The loan has been modified tce since origination. The borrower has been maxxthe payments as per the loan modifixxtion which was made on x/x/xx. According to the modified terms, the new principal balance is in the amount of xx The borrower promises to pay xx th the rate of interest starting th x.xxx % beginning from x/x/xx. The new maturity date is x/x/xxxx. The interest bearing is in the amount of xx There is no deferred balance. There is no principal forgiven.	Affxxiated Business Dixxlosure Credit Report Missing Required State Dixxlosures Notice of Servicing Transfer Origination Appraisal Right of Rexxission	Field: Current Foreclosure Status Loan xxlue: Complaint Fxxed Tape xxlue: Referred to Attorney |---| |----| Comment: The current foreclosure status is complaint fxxe. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue: xx   xxriance:    xxriance %:    Comment: The current servicer name is unable to determine.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: The Modifixxtion reects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 2/1/xx   Tape xxlue: 1/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 1 Date as 2/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 2/1/xx   Tape xxlue: 1/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 2 Date as 2/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 2/1/xx   Tape xxlue: 1/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 3 Date as 2/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xxlue: 2/1/xx   Tape xxlue: 1/1/xx   xxriance: 31 (Days)   xxriance %:    Comment: The Modifixxtion reects the Modifixxtion Step 4 Date as 2/1/xx.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan xxlue: xx   Tape xxlue: xx   xxriance: xx   xxriance %: xx   Comment: The modifixxtion original P&Iis $810.53.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: The original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan xxlue: xx Tape xxlue: xx xxriance: -xx xxriance %: -xx Comment: The original standard LTV is 78.182%. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Prohibited Fees Test: FAxx Loan Data : xx Comparison Data : $x.xx xxriance : xx
* ComplianceEase State Regulations Test Faxxed (Lvl x)     "Prohibited Fees Test: FAxx  Loan Data : xx  Comparison Data : $x.xx  xxriance : xx
This loan faxxed thexx Mortxxge Banker or Correspondent Mortxxge Banker License prohibited fees test."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "List of service providers dixxlosure is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted inxx State. The follong required state dixxlosures are missing from the loan fxxe.
x.      NJ Applixxtion Dixxlosure
x.      Delivery Fee Authorization
x.      NJ Attorney Dixxlosure
x.      Unacceptabxxity of Insurance Notice
x.      Attorney Dixxlosure II
x.      Tax Bxxl Information
x.      Prixxte Well Testing
x.      Lock-In Agreement
x.      Commitment Dixxlosures
xx.  Choice of Insurer Dixxlosure
xx.  Civxx Union/Domestic Parxxership Addendum to Uniform Residential Loan Applixxtion"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer dixxlosure is missing from the loan fxxe."
* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x)     "Affxxiated business dixxlosure is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "ROR document is missing from the loan fxxe."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8232167	xx	Unavailable	Not Applicable	49.805%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$453.34	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reects that the subject mortxxge was originated onxx/xx/xxxxth the lenderxx
There is active senior mortxxge open axxinst the subject property which was originated on xx/xx/xxxx was recorded xx/xx/xxxxh Instrumenxx
Final Title Policy at the origination does not reect a exception for the above senior mortxxge.
As per the xx” made on xx/xx/xxxxshows the wrong reference of the Mortxxge. Satisfaction has the Wrong Reference of Mortxxge. xx
There is a junior civxx judgment but it is not axxinst the borrower it is axxinstxx
x installment of city taxes for the year of xx have been paid onxx/xx/xxxxn the amount of $x,xxx.xx.
x installment of city taxes for the year of xx have been paid onxx/xx/xxxxn the amount of $xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for payment is x/x/xx. The last payment was received date isxx/xx/xxxxnd it is in the amount of xx The UPB reected in the latest payment history is in the amount of xx

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is x/x/xx.
The reason for default from the servicing comments is unable to determine. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated and the fxxe was referred to attorney on xx/x/xx. It was put on hold due to borrower fxxed bankruptcy under chapter-xx th thexx onxx/xx/xxxxnd the plan was confirmed onxx/xx/xxxxNo further detaxxs were found rexxrding the foreclosure.

Bankruptcy Comments:According to the PACER, the borrowerxxhad fxxed bankruptcy under chapter-xx th the xx onxx/xx/xxxxnd the plan was confirmed onxx/xx/xxxxThe debtor shall pay the trustee in the amount of xx for per month in the total amount of xx The POC was fxxed onxx/xx/xxxxn the amount of xx and the amount of arrearage is xx
The borrower has not fxxed POC thin xx days from the bankruptcy fxxing.

The Loan modifixxtion agreement was made on x/x/xx, between the borrower xx The borrower promises to make a monthly payment of $xxx.xx th the rate of interest x.xxx%, beginning from x/x/xx txxl the maturity date x/x/xxxx. The new principle balance stated in the Modifixxtion is in the amount of xx The deferred amount is not given. Hence, the interest-bearing amount is xx This modifixxtion does not contain a balloon provision. The loan has been modified only once since origination.

Credit Report Final Truth in Lending Dixxl. Notice of Servicing Transfer Right of Rexxission	Field: Mtg Insurance Doc Status MI Cert in Fxxe? Loan xxlue: Not Applixxble Tape xxlue: No |---| |----| Comment: Mortxxge insurnace certifixxte is unaxxble from the loan fxxe. Tape Source: Initial Tape Type:
Field: Prior Servicer #1 Name   Loan xxlue: Not Applixxble   Tape xxlue:    xxriance:    xxriance %:    Comment: As per the payment history the Prior servicer name is unaxxble.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan xxlue: Refinance Tape xxlue: xxsh Out xxriance: xxriance %: Comment: As per HUD-1, the purpose of the transaction is Refinance. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "TxxA APR Test: Loan Data: xx Comparison Data: x.xxx% xxriance: -xx
This loan faxxed the TxxA APR test.

The annual percentage rate (APR) is x.xxx%. The dixxlosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance th the actuarial method."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA APR test."
* Final Txx Missing or Not Executed (Lvl x)     "Final Txx is missing from the loan fxxe."
* Missing credit report (Lvl x)     "Credit report is missing from the loan fxxe."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing from the loan fxxe."
																									* Right of Rexxission missing or unexecuted (Lvl x) "The ROR is missing from the loan fxxe."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61666557	xx	650	635	45.140%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$38,900.00	2.000%	$615.60	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortxxge was originated on xx
The chain of the assignment has not been completed. The current assignment is thxx
There is credit xx judgment axxinst the borrowerxx
The combined annual taxes of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found.
Review of the payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx, which was applied for x/x/xx. The current UPB reected as per the payment history is in the amount of xx	Collections Comments:According to the servicing comments, the loan is in bankruptcy.
Review of the payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx, which was applied for x/x/xx. The current UPB reected as per the payment history is in the amount of xx
Reason for default is a curtaxxment of income.
No evidences have been found in the latest xx months of servicing comments rexxrding the occupancy and damages.
No BPO and inspection reports have been provided.

Foreclosure Comments:As per tape data, the foreclosure was initiated in xx and the fxxe was referred to an attorney onxx/xx/xxxxThe lis pendens was fxxed onxx/xx/xxxxn updated title report; however, it was put on hold as the borrower had fxxed the bankruptcy on xx.
Bankruptcy Comments:According to the PACER, the borrower xxhad fxxed the bankruptcy under Chapter- xx th the xx The POC was fxxed onxx/xx/xxxxh the secured claim amount of xx and the amount of arrearage was xx The plan was confirmed on xx/xx/xxxxAs per confirmed Chapter xx plan, the debtor shall pay to the trustee the sum of $xxx monthly for xx months. The date of the last fxxing of bankruptcy was x/x/xx.	This step modifixxtion agreement was made on x/x/xx between xx
The unpaid principal balance was xx excluding deferred balance in the amount of xx th interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from x/x/xx. The maturity is x/x/xxxx.
Affxxiated Business Dixxlosure Initial Exxrow Acct Dixxlosure Missing Required State Dixxlosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan xxlue:xx/xx/xxxx Tape xxlue: 4/5/xx |---| -37 (Days) |----| Comment: As per PACER the POC date fxxed isxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan xxlue: Step   Tape xxlue: Fixed   xxriance:    xxriance %:    Comment: The loan amortization as per modifixxtion is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: As per Mod, the step 1 date is 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: As per Mod, the step 2 date is 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan xxlue: 5/1/xx   Tape xxlue: 4/1/xx   xxriance: 30 (Days)   xxriance %:    Comment: As per Mod, the step 3 date is 5/1/xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date Loan xxlue: 5/1/xx Tape xxlue: 4/1/xx xxriance: 30 (Days) xxriance %: Comment: As per Mod, the step 4 date is 5/1/xx. Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* Initial Exxrow Acct Dixxlosure missing; loan has exxrows (Lvl x) "Initial exxrow account dixxlosure is missing from the loan fxxe."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in state of xx. The follong state dixxlosures are missing from the loan fxxe:
x. Fee Dixxlosure.
x. Loan Applixxtion Notice.
x. Servicer Dixxlosure.
x. Notice of Change of Terms For Open-End Consumer Credit Contract.
x. Dixxlosure of Debtor’s Waiver of Class Action."
																									* Required Affxxiated Business Dixxlosure missing/unexecuted (Lvl x) "The required affxxiated business dixxlosure is missing from the loan fxxe."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79008846	xx	671	Not Applicable	44.709%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.625%	$719.83	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortxxge was originated onxx/xx/xxxxhe xx
The chain of the assignment has not been completed. Currently, the assignment is the xx  However, the assignment is missing to xx
The county annual taxes for the year of xx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxxx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had fxxed bankruptcy under chapter xx th the xxx and the plan was not confirmed. The motion for relief from stay was fxxed on x/x/xx. According to the chapter xx plan dated x/x/xx, the debtor shall pay $x.xx per month for the period of xx months.
The foreclosure was initiated and the fxxe was referred to an attorney on xx. The foreclosure complaint was fxxed on xx. However, the foreclosure was put on hold due to the borrower had fxxed bankruptcy under chapter xx th the xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxxx for the due date of x/x/xx. The UPB is reected in the amount of xx txxl the due date of x/x/xx.
The loan modifixxtion agreement was made on x/x/xx between the borrower xx. The borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The New Principal Balance stated in the modifixxtion is xx
The reason for default as per servicing comment is excessive oblixxtions.
The latest property inspection report is not axxable in the loan fxxe to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the fxxe was referred to an attorney on xx. The foreclosure complaint was fxxed on xx. However, the foreclosure was put on hold due to the borrower had fxxed bankruptcy under chapter xx th the xxonxx/xx/xxxxBankruptcy Comments:The borrower had fxxed bankruptcy under chapter xx th thexx on x/x/xx and the plan was not confirmed. The motion for relief from stay was fxxed on x/x/xx. According to the chapter xx plan dated x/x/xx, the debtor shall pay $x.xx per month for the period of xx months.
The loan modifixxtion agreement was made on x/x/xx between the borrowerxx The borrower promises to make a monthly payment of $xxx.xx th the interest rate of x.xxx% beginning from x/x/xx txxl maturity date of x/x/xxxx. The New Principal Balance stated in the modifixxtion is xx	Missing Dicsloures Missing Required State Dixxlosures	Field: Bankruptcy Fxxing Date Loan xxlue: 5/7/xx Tape xxlue:xx/xx/xxxx---| 375 (Days) |----| Comment: . The borrower had fxxed bankruptcy under chapter 13 th the xxse #xx on 5/7/xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan xxlue: Unaxxable   Tape xxlue: 12/1/xx   xxriance:    xxriance %:    Comment: The borrower had fxxed bankruptcy under chapter 13 th thexx on 5/7/xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan xxlue: Unaxxable   Tape xxlue: 7/6/xx   xxriance:    xxriance %:    Comment: The borrower had fxxed bankruptcy under chapter 13 th the xx on 5/7/xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan xxlue: Complaint Fxxed   Tape xxlue: Judgment Entered   xxriance:    xxriance %:    Comment: The foreclosure complaint was fxxed on xx.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan xxlue: Unable to determine   Tape xxlue:xx   xxriance:    xxriance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in Fxxe?   Loan xxlue: Not Applixxble   Tape xxlue: No   xxriance:    xxriance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xxlue: xx   Tape xxlue: xx   xxriance: -xx   xxriance %: -xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan xxlue: Not Applixxble Tape xxlue:xx xxriance: xxriance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable th Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan faxxed the TxxA finance charge test.
This loan faxxed the TxxA foreclosure rexxission finance charge test."
* ComplianceEase TxxA Test Faxxed (Lvl x)     "This loan faxxed the TxxA finance charge test.
TxxA Finance Charge Test: FAxx $,xxx.xx $,xxx.xx -$xxx.xx
The finance charge is $,xxx.xx. The dixxlosed finance charge of $,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.
This loan faxxed the TxxA foreclosure rexxission finance charge test.
TxxA Foreclosure Rexxission Finance Charge Test: FAxx $,xxx.xx $,xxx.xx -$xxx.xx
The finance charge is $,xxx.xx. The dixxlosed finance charge of $,xxx.xx is not considered accurate for purposes of rexxission bexxuse it is understated by more than $xx."
* Missing Required Dixxlosures (Lvl x)     "The list of service provider document is missing from the loan fxxe."
* Missing Required State Dixxlosures (Lvl x)     "The subject property is loxxted in  state. The follong state dixxlosures are missing from the loan fxxe.
Anti-Coercion Notice
Title Insurance Dixxlosure
Radon xxs Dixxlosure
Insurance Sales Dixxlosure"
																									* Settlement date is different from note date (Lvl x) "According to final HUD-x, the settlement date isxx/xx/xxxxHowever, original Note date isxx/xx/xxxx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8339963	xx	Unavailable	Not Applicable	53.152%	First	Final policy	Not Applicable	x	xx	xx	$104,900.00	2.000%	$1,130.70	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xxwhich was recorded onxx withxx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is xx/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xxthxxand the plan was confirmed on xx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed on xx The POC amount isxx and total arrearage amount isxx
Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx. Foreclosure was referred to datedxx. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/xxxx.

Update:
The loan is currently in active bankruptcy.
As per the servicing comment dated xx/xx/xxxx, Bk with xx found with chapter xx which was filed on xx
As per the servicing comment dated xx/xx/xxxx, new sale date is xx. As per the servicing comment dated xx/xx/xxxx, FC has been placed on hold on xx/xx/xxxx due to active Bk..
As per the servicing comment dated xx/xx/xxxx, modifixxtion completed with effective date xx/xx/xxxx, Beginning payment xx/xx/xxxx, Interest rate is x.xx%, P&I is xx New Maturity date is xx/xx/xxxx.
No additional information was found in recent collection comments review.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx. Foreclosure was referred to datedxx/xx/xxxx. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xxthxx on xx/xx/xxxx and the plan was confirmed on xxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xx for xx months. The POC was filed on xx/xx/xxxx. The POC amount is xxand total arrearage amount isxx	Loan Modifixxtion agreement was made between borrowersxx
The borrower had given promise to pay the UPB of xx with interest rate of x.xx% with P&I of $x,xxx.xxwith fixed amortized type and it was beginning from first payment date on xx/x/xxxx and ends with the maturity date ofxx
The borrower had also given the promise to pay the deferred balance in the amount ofxxx and the maturity date is xx/x/xxxx. The UPB that has been amortized is xxas an interest bearing amount.
Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Servicer Name Loan Value: Unable to determine Tape Value:xx, |---| |----| Comment: n/a Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: step rate mod   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Value: xx   Variance: -xxVariance %: xx  Comment: auto populated   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: -587 (Days)   Variance %:    Comment: no active fc   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: no active fc Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "The ComplianceEase risk indixxtor is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, loan data: xx, comparison data: xx variance: -xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx state. The following state disclosures are missing from the loan file.
Construction Lien Disclosure
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Purchase Money xx Loan Closing Valuation Disclosure
																									Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13802415	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$808.79	xx/xx/xxxx	Financial Hardship	According to the updated title report as of xx the subject mortgage was originated on xx and was recorded on xx with lender as MERS as nominee for xx, .
The chain of assignment is not complete as the current assignee is xx, missing assignment to the xx.
There is a civil judgment recorded on xx in the amount of xx and in the favor of xx.
The xxxx town taxes are paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/xxxx shows that the borrower is xxx+ days delinquent. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB is xx	Collections Comments:Review of loan file and servicing comment shows that the loan is in active foreclosure. The borrower is in default sxxe xx/xx/xxxx. Foreclosure was initiated on the loan and file was referred to attorney on xx and complaint was filed on xx No information about FC sale has been found.
The review of payment history as of xx/xx/xxxx shows that the borrower is xxx+ days delinquent. The last payment was received on xx/xx/xxxx in the amount of xx which was applied to the due date of xx/xx/xxxx, the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing BK has been found.

Foreclosure Comments:The borrower is in default sxxe xx/xx/xxxx. Foreclosure was initiated on the loan and file was referred to attorney on xx and complaint was filed on xx No information about FC sale has been found.
Bankruptcy Comments:Not Applixxble	The loan modifixxtion has been made on xx/xx/xxxx between xx
As per MOD borrower agreed to pay the loan with fixed interest rate of x.xxx% and P&I $xxx.xx. First payment was started from xx and the maturity date is xx The new modified prxxipal balance is xx
Affiliated Business Disclosure Credit Applixxtion Credit Report Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |---| |----| Comment: No judgment entered information has been found in the loan files. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to Determine   Tape Value:xx,    Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.125%   Variance %: -xx   Comment: The CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: The original note is dated xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.125%   Variance %: -xx   Comment: The CLTV is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: No Servicer name found.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: The complaint has been filed on xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan file, however information updated as per the initial applixxtion loxxted atxx
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan is failed for the Connecticut license validation test.
 First mortgage lender licenses and secondary mortgage lender licenses in existence on June xx xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan is failed for the Connecticut license validation test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing in the loan file.
x) Appraisal Disclosure.
x) xnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure.
x) Interest Rate Disclosure.
x) Payoff Statement Disclosure.
x) Legal RepresentationDisclosure.
x) Non-Prime HUD ContactDisclosure.
x) Non-Prime Notice of LoanTerms Disclosure.
x) Interim Financing Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27390889	xx	Unavailable	Not Applicable	20.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx states that the subject mortgage has originated on xx in the amount of xx with thexx
As per updated title report the property is currently vested in xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xxx However, the assignment is missing to xx
No evidences of active judgments and liens are available.
The combined annual taxes are paid on xx in the amount of xx
The school annual taxes are paid on xx in the amount of xx
No delinquent taxes have been found for the prior year.
The review of payment history as of dated xx/xx/xxxx shows that borrower is delinquent for xx months. The delinquency period was started from xx to as of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The last payment was received on xx in the amount of xx with the interest rate of xx which was applied for the due date of xx The current unpaid prxxipal balance is in the amount of xx	Collections Comments:As per servicing collection comments the loan is in bankruptcy. The borrower is delinquent for xx months. The delinquency period was started from xxThe next payment is due on xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of xx The evidences of prior modifixxtion are not found. Borrower wants to keep home. The foreclosure was referred to attorney on xx As per comment dated on xx/xx/xxxx the foreclosure complaint was filed. The final judgment was entered on xx As per document loxxtedxxThis sale was placed on hold due to bankruptcy. Borrower was filed bankruptcy on xx/xx/xxxx under chapter #xx with cxx and it was terminated on xx Again (borrowerxx. No further information is available regarding active foreclosure.
The evidences of litigation have been found in collection comments.  As per comment dated on xx the civil litigation was started for fee approval in the amount of xx As per comments dated on xx/xx/xxxx the foreclosure litigation was resolved.

Foreclosure Comments:The subject property is in foreclosure. The foreclosure was referred to attorney xx/xx/xxxx. As per comment dated on xx/xx/xxxx the foreclosure complaint was filed. The final judgment was entered on xx As per document loxxtedxx - Foreclosure - - - -xx the foreclosure sale was scheduled on xx/xx/xxxx. This sale was placed on hold due to bankruptcy. Borrower was filed bankruptcy on xx under chapter #xx with xxand it was terminated on xx Again (borrower)xxThe loan is still in active bankruptcy.No further information is available regarding active foreclosure.

Borrower filed bankruptcy on xx/xx/xxxx under chapter xx withxxand arrearage is in the amount of $ xx,xxx.xx. The motion for relief is not filed by subject creditor. The original plan was filed on xx and the amended was filed on xx The modified plan was confirmed on xx/xx/xxxx. The date of last filing was xx/xx/xxxx.
Bankruptcy Comments:As per PACER the loan is in active bankruptcy.xx. The POC was filed by xx xx on xx/xx/xxxx. The claim is in the amount of $ xx and arrearage is in the amount of $ xx,xxx.xx. The motion for relief is not filed by subject creditor. The original plan was filed on xx and the amended was filed on xx The modified plan was confirmed on xx/xx/xxxx. The post petition due date was xx/xx/xxxx. The date of last filing was xx	Not Applixxble	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Dicsloures Notice of Servicing Transfer	Field: Current Bankruptcy Post Petition Due Date Loan Value: 4/1/2018 Tape Value: 2/1/2018 |---| 59 (Days) |----| Comment: Current bankruptcy post petition due date is 4/1/2018. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: xx   Tape Value:xx/xx/xxxx   Variance: -1 (Days)   Variance %:    Comment: Data retrieved from PACER   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan Value: xx   Tape Value:xx, xx   Variance:    Variance %:    Comment: Current Servicer name is xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mortgage Insurance Certifixxte is available in the loan file.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Data from tape   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 statement is not signed by all borrower. However the unsigned copy of final HUD-1 is available in the loan file."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase Risk Indixxtor is "Moderate":

This loan failed the TILA APR test.
The Final TIL is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed:

This loan failed the TILA APR test.
The Final TIL is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of servicing providers is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29787627	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$42,086.66	4.000%	$2,100.64	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with the lenderxx. in the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx  xx to xx x. The assignment should be with xx

There is one active mortgage prior to subject mortgage originated onxxx which was recorded on xx. However, as per Subordination agreement made on xx/xx/xxxx recorded on xxx The subject mortgage is senior than the prior mortgage. The mortgage originated on xx was subordinated.

There are three junior civil judgments against the borrower. The first in the favor of xx in the amount of xx which was recorded on xx There are x civil judgments which are not against the xx
The combined first and second installment taxes of xxxx have been paid in the amount ofxx
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of xx which was applied for xx The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of xx	Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx
As per comment dated xx the reason for default is disputes.
The loan has been modified, the loan modifixxtion agreement was signed between the borrower xx and lenderxx.
The borrower xx had filed bankruptcy under chapter xx with the xxThe xxse was discharged on xx The xxse was terminated on xx
The foreclosure was initiated and referred to attorney onxxxxxx. The complaint file was filed on xx The foreclosure put on hold due to title issue.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied. The borrower intends to keep property.
No comments have been found indixxting damages and repairs to the subject property.

Foreclosure Comments:
The foreclosure was initiated and referred to attorney onxx/xx/xxxx. The complaint file was filed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the mortgage to be foreclosed stated the xxorrect amount of xx whereas it should state xx The title issue resolved the Indemnifixxtion letter received from Title Company dated xx/xx/xxxx, stating the prxxipal sum erroneously states xx when it should state xx

Bankruptcy Comments:
As per PACER report, the borrower xx had filed bankruptcy under chapter xx with the xx	The loan modifixxtion agreement was signed between the borrower xx and lenderxx. According to the modified terms, the new prxxipal balance is in the amount of xx The borrower promises to pay the P&I in the amount of $x,xxx.xx with the rate of interest xx % beginning from x/x/xxxx. The new maturity date is x/x/xxxx. The interest bearing is in the amount of xx There is a deferred balance in the amount of xx There is no prxxipal forgiven.	Affiliated Business Disclosure Credit Applixxtion Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: The MI certifixxte is not applixxble for this loan.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -0.89300%   Comment: The original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38010332	xx	Unavailable	Not Applicable	22.208%	First	Final policy	Not Applicable	x	xx	xx	$42,645.19	4.625%	$455.37	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of $ xx with MERS asxx
The chain of assignment has not been completed. The last assignment is fromxx
There is a mortgage originated prior to the subject mortgage on xx in the favor of xx for the amount of xx which was recorded on xx with Instrument#xx According to subordination agreement which was recorded on xx with Instrument# xx the said mortgage is subordinated with the subject mortgage.
First installment of county taxes for the year of xxxx has been paid in the total amount of xx on xx No prior year delinquent taxes have been found.
According to the latest payment history as of xx the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for the due date of xx The unpaid prxxipal balance is reflected in the amount of xx and deferred prxxipal balance is in the amount of $xx,xxx.xx. Borrower had made the last payment according to the modifixxtion agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for the due date of xx The unpaid prxxipal balance is reflected in the amount of xx and deferred prxxipal balance is in the amount of xx Borrower had made the last payment according to the modifixxtion agreement dated xx/xx/xxxx with the interest rate of x.xxx % and P&I of xx The loan was modified twice sxxe the origination. Prior modifixxtion was completed on xx

According to review of the collection comment, the reason for default is illness of the borrower. According to document loxxted at xx P”, the foreclosure complaint was filed on xx/xx/xxxx with thexx. Judgment was entered onxxThe foreclosure was put on hold due to bankruptcy filing. The borrower, "xx. The plan was confirmed on xx/xx/xxxx. According to the voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx The creditor, “xx” had filed the POC on xx for the secured claim amount of xx and the amount of arrearage is xx
According to chapter xx plan dated xx/xx/xxxx Dxx, the debtor shall pay to the trustee in the amount of xx for x months and $xxx.xx for xx months and arrearage to be paid to the creditor is in the amount of xx The same plan was confirmed on xx/xx/xxxx.
Motion for relief from stay was filed on xx/xx/xxxx and agreed order resolving motion for relief from the stay was filed on xx/xx/xxxx.
Current occupancy and condition of the subject property are unable to determine from the collection comment. No latest BPO report has been found in the loan file.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to tape data, the file was referred to an attorneyxx/xx/xxxx.According to document loxxted at xx, the foreclosure complaint was filed on xx/xx/xxxx with the cxxJudgment was entered on xx The foreclosure was put on hold due to bankruptcy filing. The borrower, "xx
Bankruptcy Comments:The borrower, "xx. The plan was confirmed on xx/xx/xxxx. According to the voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx The creditor, “xx” had filed the POC on xx for the secured claim amount of xx and the amount of arrearage is xx
According to chapter xx plan dated xx the debtor shall pay to the trustee in the amount of xx for x months and xx for xx months and arrearage to be paid to the creditor is in the amount of xx The same plan was confirmed on xx/xx/xxxx.
Motion for relief from stay was filed on xx and agreed order resolving motion for relief from the stay was filed on xx
The modifixxtion agreement was made between the lender, “xx” and the borrower, xxn xx The new modified prxxipal balance as per modifixxtion is in the amount of xx Borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of xx beginning from xx/xx/xxxx. The stated maturity date is xx/xx/xxxx. According balloon disclosure loxxted at “xxthe agreement contains a balloon provision representing the amount of the deferred prxxipal balance. The amount to be paid at maturity date is in the amount of $xx Hence, interest bearing amount is reflected in the amount of $xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applixxble Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV) xx	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Illinois State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85330587	xx	731	739	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,471.07	xx/xx/xxxx	Financial Hardship	According to Updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee forxx
The chain of assignment has not been completed. Currently, the assignment is from xx to xx. The assignment should be with xx (xx).

There are three junior judgments against the borrower. The first in the favor of xx in the amount of xx which was recorded on xx The second in the favor of State of xx in the amount of xx which was recorded on xx and the third in the favor ofxx in the amount of xx which was recorded on xx

Combined annual taxes of xxxx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of xx	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently is currently delinquent for xx months and next due date is xx The UPB reflected in the payment history is in the amount of xx
As per comment dated xx/xx/xxxx, the reason for default is curtailment of xxome.
The loan has been modified, this modifixxtion agreement was made between Borrowexx
The foreclosure details have not found in collection comments and loan files.
The borrowerxx
Occupancy of the subject property is unable to be determined.
No comments have been found indixxting damages and repairs to the subject property.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower Jose Mauricio Quintanilla and Rosa Erlinda Quintanilla had filed bankruptcy under Chapter xx with the xxse #xx-xxxxx on xx/xx/xxxxx. The date of last filing is xx/xx/xxxx. The POC was filed by xx on xx/xx/xxxx with the secured claim amount of $xxxxxx.xx and the arrearage is $xx,xxx.xx. As per Notice of mortgage payment change dated xx/xx/xxxx, the new total payment is $xxxx.xx. According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx monthly for xx months for the total amount of $xxx,xxx.xx.	This modifixxtion agreement was made between Borrower xxThe reason for modifixxtion is financial hardship. As per the modified terms, new prxxipal balance is xx Borrower promises to pay $xxxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx with a maturity date xx/xx/xxxx. The interest bearing amount is xx There is no deferred balance and prxxipal forgiven amount.

Affiliated Business Disclosure Credit Applixxtion Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Property Address Street Loan Value:xxTape Value: xx |---| |----| Comment: As per Note, the property address is xx Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xxsh Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31994941	xx	Unavailable	Not Applicable	42.644%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.125%	$1,178.99	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx and the borrower xx, which was recorded on xx
The chain of the assignment has not been completed. The latest assignment is with xx d/b/axx, Axx which was recorded on xx/xx/xxxx. However, the missing assignment is to xx (xx).
There is an active civil judgment against the borrowexx
There is an active civil judgment against the borrowerxx
Annual County taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx
Annual City taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of xx which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtailment of xxome.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated in xxxx. The foreclosure file was referred to an attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx; however, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter-xx with thexx
Bankruptcy Comments:According to the PACER, the borrower “xxand the plan was confirmed on xx/xx/xxxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of xx to the trustee. The POC was filed by the creditor xxon xx/xx/xxxx with the POC amount of xx and the amount of arrearage is xx motion for relief from the automatic stay was filed by the creditor xx on xx No comment has been found indixxting a cram down.
The Loan modifixxtion agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx.”. The borrower promises to make a monthly payment of xx with the rate of interest x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. The new prxxiple balance stated in the Modifixxtion is in the amount of xx No, any deferred amount has been found in the modifixxtion. Hence, the interest-bearing amount is xx This modifixxtion does not contain any balloon provision.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applixxble Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: The name of prior servicer is not available. Hence, it is not applixxble. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted xx state. The following required state disclosures are missing from the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19871091	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	5.750%	$1,031.13	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender as MERS as nominee for xx.
The chain of assignment has not completed. Currently, the assignment is from xx to xx, axx. However, the correct assignees should be with the “xx”.
There is one junior mortgage against the subject property in the favor of MERS as nominee for xx for the amount of $x which was recorded on xx
There are two junior civil judgments against the borrower in the favor of xx, xxin the amount of $x and xx which was recorded on xx and xx
First installment combined taxes for the year of xxxx-xx have been paid in the amount of xx
Second installment combined taxes for the year of xxxx-xx have been due in the amount of xx which was due on xx/xx/xxxx.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent from xx month and next due date is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comments as ofxx/xx/xxxx, the loan is in the collection and next due date is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of xx
The reason for default is unable to be determined.
The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx (“xx”). The complaint was filed on xx/xx/xxxx.  The notice of trustee sale loxxted at xxand the sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed chapter bankruptcy on xx/xx/xxxx and the xxse was dismissed on xx
The subject property is owner occupied. No, any damage and repairs have been found.

Update:
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter x with xx
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.

Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney on xx The complaint was filed on xx/xx/xxxx.  The notice of trustee sale loxxted at xx and the sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed chapter bankruptcy on xx/xx/xxxx and the xxse was dismissed on xx/xx/xxxx.

Bankruptcy Comments:The borrower xx. The debtor has promised to pay for the amount of $xxxx for xx months. The POC was filed by xx for the secured claim amount is xx and arrearage amount is xx The debtor was dismissed onxx/xx/xxxx.	The loan was modified onxx/xx/xxxx between the borrowerxx “. As per the modified terms, the new prxxipal balance is xx The borrower has promised to pay for the amount of xx with an interest rate of x.xxx% beginning on xx till maturity date is xx/x/xxxx.	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx/xx/xxxx Tape Value: 6/4/2018 |---| -38 (Days) |----| Comment: THE POC date is xx/xx/xxxx as per the Document. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Referred to Attorney   Variance:    Variance %:    Comment: The Sale date had ben scheduled for xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan Value:xx   Tape Value:xx, xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan Value: $1031.13   Tape Value: $1031.16   Variance: $-0.03   Variance %: -0.00290%   Comment: The modified P&I is $1031.13.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)   xx
Field: Property Address Street   Loan Value:xx  Variance:    Variance %:    Comment: The property address isxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: xxsh Out Tape Value: Refinance Variance: Variance %: Comment: The purpose of transaction is xxsh-out. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Applixxtion Missing (Lvl x) "The final applixxtion is missing from the loan files."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62911696	xx	Unavailable	Not Applicable	47.850%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,156.55	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx with MERS as nominee for xx.
Chain of assignment has not been completed. Currently, the mortgage is withxx
There are x judgments against the borrower first in the amount of xx which was recorded on xx in the favor of xx, xx As Assignee of
xx the other in the amount of xx which was recorded on xx in the favor of xx.
x, x, x and xth installment taxes for the year of xxxx have been paid in the amount of xx No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for x/x/xxxx. The UPB is xx The current P&I is $x,xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for x/x/xxxx. As per the review of the PACER report, the Borrowerxx The foreclosure was initiated and the file was referred to an attorney on x/x/xxxx. The complaint was filed onxx/xx/xxxx. The judgment was entered onxx/xx/xxxx.
As per the notice of sale loxxtedxxxx/xx/xxxx. The Borrower Roxanne Timmons had filed bankruptcy under Chapter xx onxx/xx/xxxx withxx
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on x/x/xxxx. The complaint was filed onxx/xx/xxxx. The judgment was entered onxx/xx/xxxx.
As per the notice of sale loxxted at xx
Bankruptcy Comments:As per the review of the PACER report, the Borrower xx The POC was filedxx/xx/xxxx with its amount as xx and the arrearage amount is xx The Motion for Relief was filed xx The debtor was dismissed onxx/xx/xxxx.	This loan modifixxtion agreement was signed between the borrower xx
The UPB is xx The borrower promises to pay P&I in the amount of $x,xxx.xx with the modified interest rate of x.xxx %, beginning from x/x/xxxx and the maturity is x/x/xxxx. The loan was previously modified on x/x/xxxx.	Credit Report Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx/xx/xxxx Tape Value: xx/xx/xxxx |---| -32 (Days) |----| Comment: The POC was filedxx/xx/xxxx with its amount as xx and the arrearage amount is xx Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: MI certifixxte is not required.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: No prior payment history is found. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "TILA Foreclosure Rescission Finance Charge Test: FAIL $xx
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Mortgage Loan Applixxtion Disclosure
x.xxrbon Monoxide Alarms
x.MA Smoke Detector Certifixxte
x.Notice of the Specific Reason for Denial of Credit
																									x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79627053	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$636.90	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with MERS which was recorded on xx
The chain of assignment is not complete.  The latest assignment is from xx. to xx F/K/A xx, Axx, its Successors and Assigns recorded xx
x Mortgage is in first lien position. There is one junior mortgage on the subject property in the amount of xx that was recorded on xx There is one civil judgment on the subject property in the amount of xx with xx (USA), xx. that was recorded on xx There are x water/sewer/utilities liens on the subject property with The County of xx xx Department of Public Utilities.  First in the amount of $xx.xx that was recorded on xx  Second in the amount of $xx.xx that was recorded on xx  Third in the amount of $xxx.xx that was recorded on xx/xx/xxxx.
The Annual Tax Amount is $x,xxx.xx.
The xxxx county x half taxes were due by x/x/xxxx in the amount of $x,xxx.xx.
The xxxx county x half taxes are due by xx/x/xxxx in the amount of $x,xxx.xx.	The payment history datedxx/xx/xxxx shows that the borrower is currently delinquent for xx months and next due for the x/x/xxxx payment. The last funds were received onxx/xx/xxxx in the amount of $xxx.xx and was placed towards Prepetition Unapplied Payment and the last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied to the x/x/xxxx payment. The current UPB is in the amount of xx	Collections Comments:Loan currently is in Bankruptcy, on Foreclosure hold. The payment history datedxx/xx/xxxx shows that the borrower is currently delinquent for xx months and next due for the x/x/xxxx payment. The last funds were received onxx/xx/xxxx in the amount of xx and was placed towards Prepetition Unapplied Payment and the last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied to the x/x/xxxx payment. The current UPB is in the amount of xx
The loan was modified on x/x/xxxx with a new prxxipal balance of xx to a fixed rate of x.xxx% and a monthly P&I payment in the amount of $xxx.xx beginning on x/x/xxxx until the maturity date of x/x/xxxx.
As per collection comments, the foreclosure was initiated and referred to attorney on x/x/xxxx.  The Foreclosure Advertisement of Sale was dated x/x/xxxx and the Sale Date was scheduled to be held onxx/xx/xxxx.  The foreclosure was placed on hold due to the borrower filing Bankruptcyxx/xx/xxxx.
Active Chapter xx Bankruptcy xx was filed onxx/xx/xxxx and the plan was confirmed onxx/xx/xxxx.  Schedule D of the Voluntary Bankruptcy Petition datedxx/xx/xxxx reflects the amount of claim xx and the value of the collateral as xx leaving $x unsecured portion.  The POC was filed on xx with a secured claim amount of xx and arrearages totaling xx  The Chapter xx Plan dated x/x/xxxx proposes the debtor to pay the Trustee the sum of $xxx/month for xx months then $xk/month for xx months.
Prior Bankruptcy xxwas filedxx/xx/xxxx and was closed xx
As per collection comments, the subject property is occupied by owner, in good condition and well maintained.  There are no comments regarding any damages or repairs.
AVM dated xx/xx/xxxx reflects a value of $xxx,xxx.
Foreclosure Comments:As per collection comments, the foreclosure was initiated and referred to attorney on x/x/xxxx.  The Foreclosure Advertisement of Sale was dated x/x/xxxx and the Sale Date was scheduled to be held onxx/xx/xxxx.  The foreclosure was placed on hold due to the borrower filing Bankruptcyxx/xx/xxxx.
Bankruptcy Comments:Active Chapter xx Bankruptcy xxx was filed onxx/xx/xxxx and the plan was confirmed onxx/xx/xxxx.  Schedule D of the Voluntary Bankruptcy Petition datedxx/xx/xxxx reflects the amount of claim $xxxk and the value of the collateral as $xxxk leaving $x unsecured portion.  The POC was filed on x/x/xxxx with a secured claim amount of xx and arrearages totaling $xx,xxx.xx.  The Chapter xx Plan dated x/x/xxxx proposes the debtor to pay the Trustee the sum of $xxx/month for xx months then $xk/month for xx months.
Prior Bankruptcy xxwas filedxx/xx/xxxx and was closed xx/xx/xxxx.	The loan was modified on x/x/xxxx with a new prxxipal balance of xx to a fixed rate of x.xxx% and a monthly P&I payment in the amount of $xxx.xx beginning on x/x/xxxx until the maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx/xx/xxxx Tape Value: 5/7/2018 |---| -41 (Days) |----| Comment: Current Bankruptcy POC Date per Pacer Docs isxx/xx/xxxx. The POC Bar date is 5/7/2018. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: The Current Servicer name was not provided on the payment history.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is Fixed per the loan modifixxtion however the Note at origination was a Fixed/Adjustable Rate Note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)   Loan Value:xx
Field: Property Address Street Loan Value:xxVariance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "The Initial and Final Loan Applixxtions are both missing from the loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Compliance Risk Indixxtor is Moderate due to failing the TILA APR Test as the Final TIL is missing and the APR was entered as x%."
* ComplianceEase TILA Test Failed (Lvl x)     "The annual percentage rate (APR) is x.xxx%.  The APR was entered as x.xxx% due to missing the Final TIL."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal from origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21111126	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with the lender MERS as xx, xx in the amount of $ xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx, xx Association to xx d/b/axx. The assignment should be with xx (xx).
There is one child support lien against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/xxxx. Annual xx & County taxes of xxxx have been paid in the amount of xx & $xxx.xx respectively. Annual School taxes of xxxx/xxxx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of xx T	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx
The loan has not been modified sxxe origination.
The reason for default is unable to be determined from the loan files.
The borrower Mark xxhad filed bankruptcy under Chapter xx with the xx
The foreclosure details have not been found in collection comments and loan files.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.
No comments have been found indixxting damages and repairs to the subject property.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx. The plan was confirmed on xx/xx/xxxx. The date of last filing is xx/xx/xxxx. The POC was filed by xx. on xx/xx/xxxx with the secured claim amount of xx and the arrearage is xx As per the Deadline/hearing the deadline to file the POC was set for xx/xx/xxxx. Hence, it seems the creditor had filed POC within the deadline. As per the Schedule-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xx and the value of property is xx Hence, the unsecured portion is $xxx.xx. According to Amended Chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx.xx monthly for xx months.

Not Applixxble	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| -5 (Days) |----| Comment: The POC was filed on xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: The current servicer unable to determine.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)xx
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: The prior servicer unable to be determine. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Applixxtion Missing (Lvl x) "Final Applixxtion is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file"
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59663238	xx	Unavailable	Not Applicable	78.333%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$336.90	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx in the amount of xx with the lender xx, xx which was recorded on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However, the assignment is missing to xx.
There is active judgment in the amount of xx which was recorded on x/x/x and filed by xx.
Also, the junior mortgage originated on xx
The annual combined taxes have been paid in the total amount of xx
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of xx	Collections Comments:The loan is currently in active bankruptcy.
According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of xx
No comments have been found regarding the foreclosure. The borrower xx and the plan was confirmed on xx/xx/xxxx. The chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx per month for x months and $xxxx.xx for xx months.
The reason for default is unable to be determined.
The loan has been modified sxxe the origination.
The subject property is owner-occupied. According to comment x/x/xxxx, the subject property needs to be repaired the pipes busted due to flood, also the insurance company sent the letter .However no further comments have been found regarding the amount of repairs needed and repairs are done or not.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx and the plan was confirmed on xx/xx/xxxx. The chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx per month for x months and $xxxx.xx for xx months.
The POC was filed on xx/xx/xxxx the amount of POC is xx and the arrearage amount is xx
The modifixxtion agreement was made between the lender xx xx and the borrower on xx/xx/xxxx, the new prxxipal balance as per mod is xx first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx.The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The modifixxtion does not contain balloon payment.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 754 (Days) |----| Comment: Current BK POC date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Modifixxtion Original P&I   Loan Value: $336.90   Tape Value: $336.82   Variance: $0.08   Variance %: 0.02375%   Comment: Modifixxtion original P&I is $336.90.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV)   xx
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Prior Servicer #1 name is not applixxble.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx xx Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per Final xxxx datedxx/xx/xxxx, the total monthly xxome is in the amount of $xxxx.xx and the total monthly expenses is in the amount of xx Hence, DTI is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The following required state disclosures are missing from the loan file.
x.VA Applixxtion Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer Document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78538964	xx	Unavailable	Not Applicable	45.351%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$36,180.04	4.625%	$426.22	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with MERS as nominee for xx. The chain of assignment has been completed as the current assignment is withxx,xx. No active judgments or liens have been found. Annual county taxes of xxxx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/x/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtorxxhad filed the bankruptcy under chapter xx withxx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay xx per month for xx months. The plan has not been modified sxxe origination. The POC was filed on xx/xx/xxxx with POC amount of xx and amount of arrearage is xx As per collection comment, the foreclosure was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The final judgment was entered on xx/xx/xxxx with cxxHowever, the foreclosure was placed on hold due to bankruptcy filing on xx/xx/xxxx. No further comments have been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/x/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. Loan Modifixxtion agreement was made between borrower xx. The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/x/xxxx and ends with the maturity date of xx/x/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount. The reason for default is curtailment of xxome. The borrower wants to keep the subject property. As per collection comment, the subject property is owner occupied with no visible damages or repairs.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure is currently on hold. As per collection comment, the foreclosure was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The final judgment was entered on xx/xx/xxxx withxxI. However, the foreclosure was placed on hold due to bankruptcy filing on xx/xx/xxxx. No further comments have been found.
Bankruptcy Comments:The debtor Allan E. Beard had filed the bankruptcy under chapter xx with xx- on xx/xx/xxxx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x,xxx.xx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay xx per month for xx months. The plan has not been modified sxxe origination. The POC was filed on xx/xx/xxxx with POC amount of xx and amount of arrearage is xx	Loan Modifixxtion agreement was made between borrowerxxThe borrower had given promise to pay the UPB of xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/x/xxxx and ends with the maturity date of xx/x/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Borrower #1 Middle Name Loan Value: E. Tape Value: E |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: Per Servicing Comments   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $36180.04   Tape Value: $37032.48   Variance: $-852.44   Variance %: -2.30187%   Comment: Per Bankruptcy   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Per Servicing Transfer Letter   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: 5 (Days) Variance %: Comment: Per Bankruptcy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79023460	xx	Unavailable	Not Applicable	42.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on x/x/x.
The chain of the assignment has not been completed. Currently, the mortgage is with xx x which was recorded on xx/xx/xxxx. However, the assignment is missing to xx (xx).
No active judgment or liens have been found.
The annual combined taxes of xxxx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB reflected is in the amount of xx till the due date of x/x/xxxx.	Collections Comments:The review of the collection comment shows that the loan is the active bankruptcy and the next due date for the payment is x/x/xxxx. The borrower had filed the bankruptcy under chapter xx with thxx and the plan was confirmed onxx/xx/xxxx. The POC was filed onxx/xx/xxxx with the secured claim amount of xx and an arrearage amount is $x,xxx.xx. According to the order confirming chapter xx plan datedxx/xx/xxxx, the monthly plan payment to the trustee is $xxx.xx beginning fromxx/xx/xxxx then $xxx.xx beginning x/xxxx. The date of the last filing the bankruptcy was x/x/xxxx. The foreclosure was initiated and the file was referred to an attorney on xx/x/xxxx. The complaint was filed on xx/x/xxxx. The borrower had filed the bankruptcy under chapter xx with the xxHowever, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB reflected is in the amount of xx till the due date of x/x/xxxx. No damage and repairs have been found. The loan has not been modified sxxe origination. The comment datedxx/xx/xxxx states that the trial modifixxtion is in process.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/x/xxxx. The complaint was filed on xx/x/xxxx. The borrower had filed the bankruptcy under chapter xx with thexx However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the xxand the plan was confirmed onxx/xx/xxxx. The POC was filed onxx/xx/xxxx with the secured claim amount of xx and an arrearage amount is $x,xxx.xx. According to the order confirming chapter xx plan datedxx/xx/xxxx, the monthly plan payment to the trustee is $xxx.xx beginning fromxx/xx/xxxx then $xxx.xx beginning x/xxxx. The date of the last filing the bankruptcy was x/x/xxxx.	Not Applixxble	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: The current servicer name is unable to be determined.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on 11/2/2017.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan has not been modified sxxe origination.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI certifixxte is available in the loan file.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx  Variance:    Variance %:    Comment: The property addressxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: The subject property type is Manufactured housing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in the state of xx. The following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure.
x.Credit Property Insurance Disclosure.
x.Fee Agreement.
x.Priority of Security Instrument Disclosure.
x.Attorney Selection Disclosure."
* Property is Manufactured Housing (Lvl x)     "Home is affixed.
As per the appraisal report loxxted at xxMG - Valuation - APPRAISAL -  -xx, the subject property is Manufactured Home and the wheels, axles, and hitch have been removed. The mobile home addendum has been attached with the appraisal report which provides the Serial# xx
The Deed of Trust reflects the VIN#HxxxxxGLR in its legal description.
The final title policy is available in the file but no ALTA x endorsement is attached.The affidavit of affixation is not available in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6751677	xx	507	541	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.125%	$564.96	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with lenderxx and recorded on xx
The chain of assignment has not been completed, currently the assignment is with xx. However , it should be with xx (xx).
There are x civil judgments and x junior mortgage against the borrower.
The first civil judgment was recorded on xx for the amount of xx in the favor of xx.
The second was recorded on xx
The junior mortgage was originated on xx
Annual taxes of school, xx and county of xxxx & xxxx are paid in the total amount of xx No prior delinquency has been found.
According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due is xx/xx/xxxx. The borrower had made last payment in the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of xx	Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due is xx/xx/xxxx. The borrower had made last payment in the amount of xx which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of xx
The Borrowerxx
No comments have been found regarding the foreclosure.
The loan has been modified sxxe the origination. The modifixxtion agreement was made between the lender xx and the borrowerxx
The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%.The modifixxtion does not balloon payment.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated in xxx, the file was referred to an attorney on xx/x/xxxx.No further comments regarding the foreclosure has been found.
Bankruptcy Comments:xx Plan was confirmed on x/x/xxxx. POC filed onxx/xx/xxxx by xx with total claim amount of xx and an arrearage amount of xx Amended plan filed onxx/xx/xxxx as per plan the debtor supposes to pay trustee xx monthly for xx months beginning on x/x/xxxx.	The modifixxtion agreement was made between the lender xx
The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%.The modifixxtion does not balloon payment.	Affiliated Business Disclosure Credit Applixxtion Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -97 (Days) |----| Comment: THe POC filing date is xx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 91 (Days)   Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)   xx
Field: Referral Date Loan Value: xx Tape Value:xx/xx/xxxx Variance: -286 (Days) Variance %: Comment: 11/5/2015 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization are missing from the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61847693	xx	Unavailable	Not Applicable	39.408%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx with xx. which was recorded on xx
The chain of the assignment is not completed.
No outstanding liens/judgments against borrower/property.
Combined taxes have been paid in the amount of xx
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xxonxx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Borrower is currently xx months behind his scheduled payments.

Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx/xx/xxxx.
Comment shows that the complaint was filed onxx/xx/xxxx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Collection comment datedxx/xx/xxxx shows that the borrower was disputing regarding trial plan. No further information has been found. Hence we are unable to determine whether this issue was resolved or not.
Comment history is available from x/x/xxxx tillxx/xx/xxxx. However, we require latest xx months comments history. Comments are missing from x/x/xxxx tillxx/xx/xxxx.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx/xx/xxxx.
Comment shows that the complaint was filed onxx/xx/xxxx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Melanie M Sobieray had filed bankruptcy under Chapter-xxxx
POC was filed onxx/xx/xxxx with the secured claim amount of xx and the arrearage of xx
Debtor (borrower) will pay to the U.S. Trustee the sum of xx for xx months.
Voluntary petition filed onxx/xx/xxxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Not Applixxble	Credit Report Good Faith Estimate Missing Required State Disclosures Mortgage Insurance Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -48 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: system generated value   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: system generated data   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Ease Risk Indixxtor is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -$xxxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -$xxxx.xx.
This loan failed the TILA finance charge test.( xx CFR xx , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
MI Borrower's Bill of Rights
MI Consumer xxution and Homeownership Counseling Notice
Choice of Insurance Agent"	* MI, FHA or MIC missing and required (Lvl 1) "LTV is xx which is greater than xx hence MI certifixxte is required; however, it is missing from the loan file.
																										As per seller tape this loan does not have active MI as of May-2019."	Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14219734	xx	Unavailable	Not Applicable	43.625%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$330.56	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx, which was recorded on xx
The chain of assignment has not completed. The latest assignment is from xx to xxl, xx dbaxx which was recorded on xx/xx/xxxx; however, the missing assignment is to xx (xx).
There is an active civil judgment against the borrower xxin the favor ofxx in the amount of xx which was recorded on xx
Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx and xxxx school taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of xx which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx
The reason for the default of the borrower was an excessive obligations.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the property inspection report date xx/xx/xxxx which loxxted at xx -  - Property Inspection Form -  -xx”, the subject property has been occupied by the unknown party and is in good condition. No damage pertaining to the subject property has been found.

Update:
As per the comment dated xx/xx/xxxx, the BWR was on the COVID-xx FB plan. As per the comment dated xx/xx/xxxx the BWR’s xxome was impacted by COVID-xx. Further details were not provided.
The foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold due to streamline modifixxtion. Further details were not provided.
As per the comment dated xx/xx/xxxx borrower filed for bankruptcy under Chapter xx with xx. As per the comment dated xx/xx/xxxx, the borrower was discharged on xx/xx/xxxx. No more evidence is available regarding current bankruptcy status.
As per the servicing comment dated xx/xx/xxxx, the reason for default is death in family member.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
According to servicing comments dated xx/xx/xxxx, the subject property was damaged, and the lost draft cost of repairs is $xxx.xx. There is no evidence to confirm the current status of repairs in the latest xx months of collection comments.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower “xxhad filed bankruptcy under chapter-xx with thexx and the plan was confirmed on xx/xx/xxxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx. The POC was filed on xx/xx/xxxx with the POC amount of xx and the amount of arrearage is xx The motion form automatic stay was filed by the creditor xx on xx as the debtor has failed to make the post-petition mortgage payments.  The debtor was past due from xx to xx/xx/xxxx total arrearage amount of $x,xxx.xx and the order on a motion from the automatic stay was terminated on xx/xx/xxxx. The trustee modified his payments and the debtor shall pay to the trustee xxx.xx from xx/xx/xxxx to xx/xx/xxxx. No comment has been found indixxting a cram down.  Last time bankruptcy was filed on xx/xx/xxxx.

The Loan modifixxtion agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx The new prxxiple balance stated in the Modifixxtion is in the amount of xx No, deferred amount has been found in the modifixxtion. Hence, the interest-bearing amount is xx This modifixxtion does not contain any balloon provision.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Status Loan Value: Not Applixxble Tape Value: Complaint Filed |---| |----| Comment: No foreclosure activity has been found in the last 24 months of collection comments. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No foreclosure activity has been found in the last 24 months of collection comments.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: Lender does not required MI>   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xxComment: As per the appraisal report, original CLTV ratio percent isxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Valuexx
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: xxsh Out   Variance:    Variance %:    Comment: The total xxsh to borrower and non mortgage amount is less than to $2,000.00 or 2% of the loan amount. Hence, it is refinance.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applixxble Tape Value:xx/xx/xxxx Variance: Variance %: Comment: No foreclosure activity has been found in the last 24 months of collection comments. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted at xx state. The following required state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplixxtion
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.Commitment Disclosure
x.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$145.10	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70465878	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with the lender MERS as nominee for xx. which was recorded on xx/xx/xxxx.
The chain of the assignment has not been completed. Currently, the assignment is with xx to xx D/B/Axx which was recorded onxx/xx/xxxx. However, the assignment is missing to xx.
x) There is a junior mortgage in the favor of xx which was recorded on xx
The first and second installment county taxes of xxxx are due in the total amount of xx for the due date x/x/xxxx & x/x/xxxx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with thxx and the plan was confirmed on xx/xx/xxxx. The motion for relief from stay was filed on x/x/xxxx. The debtor shall pay $xxxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx
The foreclosure was initiated and the foreclosure complaint was filed onxx/xx/xxxx. The judgment was entered onxx/xx/xxxx. The sale was scheduled on x/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xxse #xx-xxxxx on x/x/xxxx.
As per servicing comments, unable to determine the reason for default. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx.The property is in state of Illinois and SOL for this state isxx years. The last payment was received onxx/xx/xxxx in the amount of xx for the due date of x/x/xxxx. The UPB is reflected in the amount of xx till the due date of x/x/xxxx.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the foreclosure complaint was filed onxx/xx/xxxx. The judgment was entered onxx/xx/xxxx. The sale was scheduled on x/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx on x/x/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xxon x/x/xxxx and the plan was confirmed on xx/xx/xxxx. The motion for relief from stay was filed on x/x/xxxx. The debtor shall pay $xxxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is xx
Not Applixxble	Credit Applixxtion Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx/xx/xxxx |---| -3 (Days) |----| Comment: As per PACER report, the POC was filed on xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Held   Variance:    Variance %:    Comment: As per servicing comments, the current foreclosure status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: Unable to determined.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: The final applixxtion is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx
Field: Referral Date Loan Value: Unavailable Tape Value: 2/9/2016 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Applixxtion Missing (Lvl x) "The final applixxtion is missing from the loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the initial TIL disclosure date test.
This loan failed the documentation type test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the documentation type test.
Documentation Type Test: FAIL
The loan's document type is "No Documentation," "No Asset Verifixxtion", "No Asset or xxome Verifixxtion", "No xxome
Verifixxtion", "Reduced", or "Streamline Refinance", or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $xx
The finance charge is xx The disclosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$x,xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx.
This loan passed the TILA right of rescission test.
Initial TIL Disclosure Date Test: FAIL"
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good Faith Estimate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider document  is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Illinois State. The following required state disclosures are missing from the loan file.

x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer document is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32979593	xx	Unavailable	Not Applicable	2.189%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$61,841.43	4.000%	$744.01	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx. to xx d/b/axx. The assignment should be with xx (xx).

There is one Sewer lien against the subject property in favor of xxy Utilities which was recorded on xx However, the lien amount is unavailable.
There is one junior judgment against the borrower in the favor of xx.in the amount of xx
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior years of delinquent taxes have been found.
According to the review of payment history as ofxx/xx/xxxx, the borrower is delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected in the amount of xx excluding the deferred balance of xx	Collections Comments:The loan is currently in the collection. The borrower is delinquent for xx months and next due date is xx/xx/xxxx. The UPB reflected in the amount of xx excluding the deferred balance of xx
The loan has been modified, the modifixxtion agreement was made between the borrower John Mcxxnn and the lender xx. on x/x/xxxx.
As per the comment dated xx/x/xxxx, the reason for default is Medixxl expenses in Family.
The foreclosure was initiated in xxxx. The complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy chapter xx on xx/xx/xxxx.
The borrower’s intention is to keep the property.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.
No comments have been found indixxting damages and repairs to the subject property.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy chapter xx on xx/xx/xxxx. No further details have been found.

Bankruptcy Comments:According to the PACER, the borrowerxx. The POC was filed by xx d/b/axx onxx/xx/xxxx, with the secured claim amount of xx and the arrearage is xx According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx.xx monthly for xx months. The schedule D of Voluntary Petition does not show any unsecured portion. The xxse was dismissed onxx/xx/xxxx with the reason of failure to make plan payments. There is no comment indixxting a cram-down.	This modifixxtion agreement was made between Borrowerxx on xx/xx/xxxx.The reason for modifixxtion is financial hardship. As per the modified terms, new prxxipal balance is xx Borrower promises to pay $xxx.xxmonthly with a modified interest rate x.xx% beginning from xx/xx/xxxx with a maturity date xx/xx/xxxx. The interest bearing amount is xx There is a deferred balance in the amount of xx

Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Loan Amortization Type Loan Value: Fixed Tape Value: ARM |---| |----| Comment: Loan amortization type is ARM. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: The MI certifixxte is not applixxble.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: Variance: Variance %: Comment: Previous payment history is unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Florida State. The following state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan files."
* Settlement date is different from note date (Lvl x)     "As per Note, the note date is xx/xx/xxxx. However, final HUD-x shows the settlement date is xx
																									* TIL not hand dated (Lvl x) "Final TIL was not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41266680	xx	Unavailable	Not Applicable	29.287%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$969.03	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, x.
The chain of assignment has not been completed as currently the assignment is withxx DBAxx; however, it should be with xx (xx).
Active judgments and liens;
x) One State tax lien has been found pending against the borrower xx
x) One civil judgment found pending against the borrower xx
x) Annual town taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
x) Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
x) Annual school taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not maxxpayments regularly. The borrower is currently delinquent for more than xx months. The last payment was received on xx/xx/xxxx in the amount of xx and that was applied for xx/xx/xxxx and the next payment is due for xx/xx/xxxx. As per payment history, the current UPB is xx and the tape date reveals current interest rate is x.xxx %.	Collections Comments:Collection comment dated xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not maxxpayments regularly. The borrower is currently delinquent for more than xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and that was applied for xx/xx/xxxx and the next payment is due for xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx and the tape date reveals current interest rate is x.xxx %.
The borrower agree to pay the UPB of xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Available notice of lis pendens with xx) shows that the foreclosure complaint was filed on xx/xx/xxxx. The foreclosure judgment was entered on xx/xx/xxxx. The document xx) shows that the foreclosure sale date was set for xx/xx/xxxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx.

Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Available notice of lis pendens with xxse#xxxx-xxxxx loxxted at (Ln#xxxxx Page#xx) shows that the foreclosure complaint was filed on xx/xx/xxxx. The foreclosure judgment was entered on xx/xx/xxxx. The document (Ln#xxxxx Page#xx) shows that the foreclosure sale date was set for xx/xx/xxxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx.
Bankruptcy Comments:Debtor Michael E. xxhill filed bankruptcy under chapter-xx with the xxse#xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed by the creditor on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. Schedule D in voluntary petition filed on dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx and unsecure portion amount is $x.xx. According to chapter xx plan Debtor shall pay the Trustee $xxx per month for the period of xx months. Debtor filed Motion for Relief From Stay on xx/xx/xxxx.	Loan Modifixxtion agreement was made between borrower “xx
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Current Servicer Name Loan Value: xx Tape Value:xx, xx |---| |----| Comment: As per tape data Current Servicer name is Shel point xx. and as per review it is Not Applixxble. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: As per tape data Mtg insurance Doc Status MI cert In file is No and as per review it is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data Prior Servicer # 1 Name is xxand as per review it is Not Applixxble.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Tape Value: xx Variance: 1 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28151360	xx	Unavailable	Not Applicable	39.580%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage originated on xx with “MERS as nominee for xx, a Division of xx, . “and as recorded on xx The chain of assignment is complete. Last assignment from xx, xx to xx d/b/axx recorded onxx/xx/xxxx. The x Installment of county property taxes for the year of xxxx has paid on xx/xx/xxxxin the amount of $xxx.xx & x installment is due on xx/xx/xxxx in the amount of $xxx.xx. No prior delinquent taxes found. There are no liens and judgments are active on the title.	The review of payment history as of datedxx/xx/xxxx shows that borrower is delinquent for xx months starting from xx/x/xxxx till as ofxx/xx/xxxx. The next payment is due on xx/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx current unpaid prxxipal balance is in the amount of xx with interest rate of x.xxx%.	Collections Comments:The loan is currently on active Bankruptcy.
As per servicing comments state that the borrower has been delinquent for xx month as the borrower is not paying the P&I regularly. The last payment was received in the amount of $xxx.xx.
Borrower wants to keep the property. As per comment dated onxx/xx/xxxx shows the all borrowers are deceased on xx/xx/xxxx.Now the property owner is occupied by xxl. Available servicing comment shows that the subject property is owner occupied. There is no evidence of title issues.
According to comment x/x/xxxx, reason for default is borrower’s illness. The evidences of litigation have been found. As per comment dated onxx/xx/xxxx the loan was in active litigation. The type of litigation was contested foreclosure. As per comment datedxx/xx/xxxx reveals that the contested matter has resolved.
As per comment datedxx/xx/xxxx judgment was entered on xx/x/xxxx .As per judgment the sale was scheduled onxx/xx/xxxx. The foreclosure was placed on hold due to bankruptcy. contested and sale date is scheduled forxx/xx/xxxx. Sale has been postpone due to the bankruptcy (Chxx filed by the borrower. Currently the borrower is on active bankruptcy.
Borrower has filed Bankruptcy under chapter-xx on x/x/xxxx with thexx. POC was filed on x/x/xxxx state the amount of secured claim is xx with arrearage amount of xx Borrower is currently on active bankruptcy.

Foreclosure Comments:Foreclosure had been initiated on the subject property sxxe xxxx. The foreclosure was referred to attorney on x/x/xxxx. The complaint was filed onxx/xx/xxxx. The evidences of litigation have been found. As per comment dated onxx/xx/xxxx the loan was in active litigation. The type of litigation was contested foreclosure. As per comment datedxx/xx/xxxx reveals that the contested matter has resolved.
As per comment datedxx/xx/xxxx judgment was entered on xx/x/xxxx .As per judgment the sale was scheduled onxx/xx/xxxx. The foreclosure was placed on hold due to bankruptcy filed by borrower on x/x/xxxx.

Bankruptcy Comments:Borrower filed bankruptcy under Chapter-xx with the xx. The POC was filed by the "xx xx", on x/x/xxxx with claim amount of $xx,xxx.xx and the amount of arrearage in the amount of xx As per Order Confirming Chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee xx per month. As per plan debtor pays xx to the lender. The plan was confirmed on xx/xx/xxxx. The motion for relief is not filed yet. No evidences of cram down have been found. The date of the last filing of bankruptcy was xx/xx/xxxx.	Not Applixxble	Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: 4/6/2019 Tape Value:xx/xx/xxxx |---| -13 (Days) |----| Comment: Current BK POC date is xx Tape Source: Initial Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: MI Cert is not available.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value:   Variance:    Variance %:    Comment: Prior Servicer #1 name is not applixxble.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xxTape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is not signed by all borrower.However the unsigned copy is available in the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in state of Ohio. The following state required disclosures are missing namely as
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by all borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$710.60	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44359265	xx	Unavailable	Not Applicable	49.010%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$931.13	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with lender xx. which was recorded on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx to xx which was recorded on xx/xx/xxxx. However, the assignment is missing to xx (xx).
x) There is a junior mortgage in the favor of xx. which was recorded on xx in the amount of xx
x) There is another junior mortgage in the favor of xx which was recorded on xx in the amount of xx
x) There is Credit xx Judgment in the favor ofxx which was recorded on xx in the amount of xx
The county annual taxes for the year of xxxx have been paid in the amount of xx The school annual taxes for the year of xxxx have been paid in the amount of xx  No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in the collection. The borrower had filed bankruptcy under chapter xx with thxxonxx/xx/xxxx and the plan was confirmed onxx/xx/xxxx. The motion for relief from stay was filed onxx/xx/xxxx. The debtor shall pay the total amount of xx by paying $xxx per bi-weekly for a period of xx months. The proof of claim was filed onxx/xx/xxxx with the claim amount of xx and the amount of arrearage is xx The xxse was discharged on xx/xx/xxxx and terminated onxx/xx/xxxx.
The foreclosure was initiated. The foreclosure complaint was filed on xx/xx/xxxx. However, Notice of xxncellation of Lis Pendens was filed onxx/xx/xxxx. No further information has been found.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.
The loan modifixxtion agreement was made on xx/x/xxxx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of x.xxx% beginning from xx/x/xxxx till maturity date of xx/x/xxxx. The New Prxxipal Balance stated in the modifixxtion is xx
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per servicing comment dated xx/xx/xxxx, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/xxxx, the foreclosure complaint was filed on xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx/xx/xxxx. However, Notice of xxncellation of Lis Pendens was filed onxx/xx/xxxx. No further information has been found.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with thexx and the plan was confirmed onxx/xx/xxxx. The motion for relief from stay was filed onxx/xx/xxxx. The debtor shall pay the total amount of $xx,xxx by paying $xxx per bi-weekly for a period of xx months. The proof of claim was filed onxx/xx/xxxx with the claim amount of xx and the amount of arrearage is xx The xxse was discharged on xx/xx/xxxx and terminated onxx/xx/xxxx
The loan modifixxtion agreement was made on xx/x/xxxx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of x.xxx% beginning from xx/x/xxxx till maturity date of xx/x/xxxx. The New Prxxipal Balance stated in the modifixxtion is xx	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under chapter 13 with the xx
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Referred to Attorney   Variance:    Variance %:    Comment: The foreclosure complaint was filed on xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)xx
Field: Property Address Street   Loan Value:xxPoint Road.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value:xx/xx/xxxx Variance: Variance %: Comment: unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx state. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre-applixxtion
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Sub-prime Home Loan Counseling Disclosure
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Sub-prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41158578	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,124.08	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the mortgage was originated on xx with xx, xx which was recorded on xx
The chain of mortgage assignment is xxomplete. Currently, the mortgage assignment is with xx. This should be with xx (xx).
There is an civil judgment open against the borrower in the favor of xx which was recorded on xx
First, second, third and fourth combined taxes of xxxx have been paid in the total amount of xx	The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from xx/x/xxxx. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from xx/x/xxxx. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx.  Foreclosure complaint was filed onxx/xx/xxxx with xxse # xx No further details have been found.
According to the PACER, xx (borrowers) had filed bankruptcy under chapter-xx with the xx onxx/xx/xxxx and the plan was confirmed onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed by xx onxx/xx/xxxx in the secured claim amount of xx and an arrearage in the amount of xx Amended Plan was filed on xx This plan was confirmed onxx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid as per contract. Chapter xx Trustee's Final Report and Account dated x/x/xxxx states that subject creditor arrearage was paid in the amount of xx through bankruptcy. This xxse was discharged onxx/xx/xxxx.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx.  Foreclosure complaint was filed onxx/xx/xxxx with xxse # xx SM xxxxxx. No further details have been found.
Bankruptcy Comments:According to the PACER, xx(borrowers) had filed bankruptcy under chapter-xx with the xxon xx and the plan was confirmed on xx Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed by xx onxx/xx/xxxx in the secured claim amount of xx and an arrearage in the amount of xx Amended Plan was filed onxx/xx/xxxx. This plan was confirmed onxx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid as per contract. Chapter xx Trustee's Final Report and Account dated xx states that subject creditor arrearage was paid in the amount of xx through bankruptcy. This xxse was discharged onxx/xx/xxxx.	The loan modifixxtion agreement was made between borrower and xx on x/x/xxxx with the new modified unpaid prxxipal balance is xx The interest bearing amount was xx with interest rate x.xx% and the modified P&I was $x,xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be x/x/xxxx.	Affiliated Business Disclosure Credit Applixxtion Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| 16 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Modifixxtion Original P&I   Loan Value: $1124.08   Tape Value: xx   Variance: $2.65   Variance %: 0.23630%   Comment: Taken from Mod,   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value:xx   Variance:    Variance %:    Comment: taken from Note   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment: purpose is xxsh out   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value: 11/1/2011 Variance: Variance %: Comment: Taken from Doc Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan file. Data is xxptured from initial applixxtion loxxted at "xxxxxxxxx - MG - Foreclosure - - - xxxxxx_xxxxxxxxx""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22674134	xx	Unavailable	Not Applicable	16.046%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$678.91	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx, in the amount of $ xx which was recorded on xx

The chain of the assignment has not been completed. The latest assignment is xx, xx, S/B/M xx, S/B/M To xx to xx D/B/A xx.

There is civil judgment active in the favor ofxx

There is civil judgment active in the favor ofxx

County annual taxes of the year xxxx have been paid in the amount of $xx
No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The reason for default is excessive obligations. The subject property has been occupied by the owner. No comments have been found for damages or repairs. No indixxtion has been found for cram down. The foreclosure was initiated and the file was referred to the attorney on xx/x/xxxx. The complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx
Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx The complaint was filed on xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with thexx The chapter xx plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The debtor shall pay to the trustee $xxx.xx for xx months. No cram down indixxtion has been found.	According to the modifixxtion, the loan was modified on x/x/xxxx in between the borrowerxx. The new modified prxxipal balance per modifixxtion is in the amount of xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx. The maturity date reflects per modifixxtion is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Evidence of current bankruptcy filing Tape Source: Initial Tape Type:
Field: Current Bankruptcy Status   Loan Value: Plan Confirmed (Ch. 11, 13)   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: System rounding   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx
Field: Prior Servicer #1 Name Loan Value: xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The following state disclosures are missing in the loan files.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83535816	xx	Unavailable	Not Applicable	30.640%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$498.48	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with MERS as nominee for xx
The chain of the assignment has not been completed. Currently, the assignment is with xx, xx toxx xx which was recorded on xx However, the assignment is missing to xx (xx).
x) There is an active civil judgment against the borrowerxxin the favor ofxx which was recorded on xx in the amount of xx
The combined annual taxes for the year of xxxx have been paid in the amount of xx No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/x/xxxx. The last payment was received on x/x/xxxx in the amount of xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the xx on xx and the plan was confirmed on xx According to the amended plan dated x/x/xxxx, the debtor shall pay $xxx.xx for x to x months and $xxx.xx per month for the period of x to xx months. The proof of claim was filed onxx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx
The foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint was filed on xx The amended complaint was filed onxx/xx/xxxx. The foreclosure sale was scheduled on xx However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with thexx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on x/x/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB is reflected in the amount of $xxx,xxx till the due date of xx/x/xxxx.
The loan modifixxtion agreement was made on xx/xx/xxxx between the borrower Rene A Jacques, Tanya Jacques, and lender xx, xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx till maturity date of xx/x/xxxx. The New Prxxipal Balance stated in the modifixxtion is $xxx,xxx.xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. The amended complaint was filed onxx/xx/xxxx. The foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with thexx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with thexx and the plan was confirmed onxx/xx/xxxx. According to the amended plan dated x/x/xxxx, the debtor shall pay $xxx.xx for x to x months and $xxx.xx per month for the period of x to xx months. The proof of claim was filed onxx/xx/xxxx with the claim amount of $xx and the amount of arrearage isxx
The loan modifixxtion agreement was made on xx/xx/xxxx between the borrowerxx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx till maturity date of xx/x/xxxx. The New Prxxipal Balance stated in the modifixxtion is $xx	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| 56 (Days) |----| Comment: POC date is xx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)  xx
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is  missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Louisiana state. The following state disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
Anti-Tying Disclosure
Financial Institution Choice of Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57726982	xx	Unavailable	Not Applicable	31.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded xx with Lender is MERS as nominee forxx
The chain of assignment is not complete and there is a gap in the chain.  The latest assignment is from xx.  to xx recorded xx  Additionally, there is break in the assignment chain.  The original Lender is MERS as nominee for xx and the first assignment is from xx. as nominee for xx to xx. recordedxx/xx/xxxx.  Missing the assignment from MERS as nominee for xx to xx. as nominee for xx.
There is a junior mortgage to the subject mortgage was originated on xx and recorded xx in the amount of xx
County annual taxes of xxxx are paid in the amount of $x,xxx.xx.
Other annual taxes of xxxx are paid in the amount of $xxx.xx.	The payment history as of xx reflects the borrower is delinquent for xx months and next due for the xx payment. The last funds were received on xx in the amount of xx and was placed into unapplied. The last payment was applied onxx/xx/xxxx from suspense funds to the x/x/xxxx and the x/x/xxxx payments. Per the payment history, the current P&I is $xxx.xx and PITI is $xxx.xx. The current UPB is reflected in the amount of xx	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as of xx reflects the borrower is delinquent for xx months and next due for the xx payment. The last funds were received on xx in the amount of xx and was placed into unapplied. The last payment was applied onxx/xx/xxxx from suspense funds to the x/x/xxxx and the x/x/xxxx payments. Per the payment history, the current P&I is $xxx.xx and PITI is $xxx.xx. The current UPB is reflected in the amount of xx
As per servicing comments provided, the reason for default was curtailment of xxome as borrower had lost his job.  Borrowers were approved for a loan modifixxtion and they successfully completed a trial payment plan with payments in the amount of $xxx.xx/month that were due from x/x/xxxx - x/x/xxxx.  The Final Modifixxtion docs were sent to the borrowers on xx to be executed and the start date on the docs reflects payments due starting on xx  Borrower advised on xx that he had just started back worxxa decent job.  The servicer received the executed mod docs back from the borrowers onxx/xx/xxxx however they were invalid as they were signed in the wrong place and they had only returned x of the x required pages.  The servicer sent out a new set of mod docs onxx/xx/xxxx to be signed by the borrowers.  Servicing comment datedxx/xx/xxxx reflects the Modifixxtion was denied bexxuse the borrowers did not provide the executed documents in the required time frame and notes show they must reapply if still interested in obtaining a modifixxtion.
The foreclosure was initiated and the file was referred to the attorney on xx The complaint was filed on xx with xx.  The borrowers filed bankruptcy on x/x/xxxx which placed the foreclosure proceedings on hold.
Active Chapter xx Bankruptcy xx was filed by the borrowers, xx, on x/x/xxxx. Schedule D of the Bankruptcy Voluntary Petition dated xx shows the amount of claim for the subject property is xx and the value of collateral is xx leaving an unsecured portion of $x.xx. There is no evidence of a cramdown.  The POC was filed on xx with a secured claim amount of xx with the total amount of arrearages as xx  The Chapter xx Plan reflects the debtor shall pay to the trustee $x,xxx/month for x months then $x,xxx/month for xx months.
The property is owner occupied.  Servicing comments do not indixxte any damages or repairs.
AVM dated xx reflects a value of xx
Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney on xx The complaint was filed on xx withxx  The borrowers filed bankruptcy on x/x/xxxx which placed the foreclosure proceedings on hold.
Bankruptcy Comments:Active Chapter xx Bankruptcyxxwas filed by the borrowers,xx on x/x/xxxx. Schedule D of the Bankruptcy Voluntary Petition dated x/x/xxxx shows the amount of claim for the subject property is xx and the value of collateral is xx leaving an unsecured portion of $x.xx. There is no evidence of a cramdown. The POC was filed on xx with a secured claim amount of xx with the total amount of arrearages as $xx,xxx.xx. The Chapter xx Plan reflects the debtor shall pay to the trustee $x,xxx/month for x months then $x,xxx/month for xx months.	Not Applixxble	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx/xx/xxxx Tape Value:xx/xx/xxxx |---| -100 (Days) |----| Comment: The POC was filed on xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Referred to Attorney   Variance:    Variance %:    Comment: Per Updated Title Report, the Foreclosure Complaint has been filed.   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: The Servicer name was not provided on the payment history.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment: The Note at origination is a Fixed Rate and the loan has not been modified sxxe origination.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The LTV/CLTV Ratio is xx however the tape data reflects 72% which appears to be rounded.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The LTV/CLTV Ratio is xx however the tape data reflects 72% which appears to be rounded.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xxt   Tape Value: xx   Variance:    Variance %:    Comment: The property address per the Note at origination is xx however per the Updated Title Report, the address has sxxe been changed toxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xxsh Out Variance: Variance %: Comment: The Purpose of Transaction per HUD-1 is Refinance however tape data reflects xxsh Out. The borrower did not receive any xxsh back or pay any debts at closing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Risk Indixxtor is Moderate due to failing the first lien lender fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to the following finding: (NC §xx-x.xA(e)) The loan is a first lien mortgage with a prxxipal amount that is greater than or equal to $xx,xxx and the sum of all lender fees exceeds the greater of x.xx% of the prxxipal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, applixxtion fee, commitment fee, lender inspection fee (post-close) and interest.
First Lien Lender Fees Test: FAIL.  Loan Data $xxx.xx; Comparison Data $xxx.xx; Variance +$xx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State.  The following required state disclosures are missing from the loan file.
- Amortization Schedule Disclosure
- Credit Property Insurance Disclosure
- Fee Agreement
- Priority of Security Instrument Disclosure
- Attorney Selection Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Servicing Transfer Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25220242	xx	Unavailable	Not Applicable	41.345%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$274.35	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with lender xx
The chain of the assignment has not been completed. Currently, the assignment is with xx toxx which was recorded on xx. However, the assignment is missing to xx (xx).
x) There is a junior mortgage in the favor of xx which was recorded on xx in the amount of xx
x) There is another junior mortgage in the favor ofxxwhich was recorded on xx in the amount of xx
x) There is an active civil judgment against the borrower xxwhich was recorded on xx and the amount is unavailable.
The second town county taxes of xxxx are due in the amount $xxx.xx. The first town installment taxes of xxxx have been paid in the amount of xx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received on xx in the amount of $xxx.xx for the due date of xx The UPB is reflected in the amount of xx till the due date of xx	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx for the due date of x/x/xxxx. The UPB is reflected in the amount of xx till the due date of x/x/xxxx.
The loan modifixxtion agreement was made on xx between the borrowerxx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx till maturity date of xx The New Prxxipal Balance stated in the modifixxtion is xx
The borrower had filed bankruptcy under chapter xx with thexx. The xxse was discharged onxx/xx/xxxx and terminated on xx/x/xxxx.
The foreclosure was initiated. The foreclosure complaint was filed on x/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with thexx
As per servicing comments, unable to determine the reason for default.
The property inspection report datedxx/xx/xxxx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on x/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with thexx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with thexxThe xxse was discharged onxx/xx/xxxx and terminated on xx/x/xxxx.	The loan modifixxtion agreement was made onxx/xx/xxxx between the borrowerxx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx till maturity date of xx The New Prxxipal Balance stated in the modifixxtion is xx	Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under chapter 07 with the xxTape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: Unable to determine   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mortgage Insurance is in the file.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 9/9/2010 Tape Value: xx Variance: -2757 (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Ohio state. The following state disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38511690	xx	693	Not Applicable	49.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with MERS as nominee for xx, Anxx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active UCC lien against subject property which is in the amount of $x.xx recorded on xx and filed byxx.
 There is active civil judgment lien against subject borrower which is in the amount of $x,x, recorded on xx/xx/xxxx and filed by xx.
Annual county taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.

Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is xx/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx. Foreclosure was referred to dated xx Foreclosure complaint was filed on xx withxx and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is xx/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx. Foreclosure was referred to dated xxForeclosure complaint was filed on xx withxx and the lis pendens was filed on same day. Foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applixxble	Not Applixxble	HUD-1 Closing Statement	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Referred to Attorney |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 6/1/2019   Tape Value: 7/1/2019   Variance: -30 (Days)   Variance %:    Comment: Next rate change is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1182.82   Tape Value: $882.58   Variance: $300.24   Variance %: 34.01844%   Comment:    Tape Source: Initial   Tape Type:
																					Field: Prior Servicer #1 Name Loan Value: Unable to determine Tape Value: xx Variance: Variance %: Comment: Prior servicer is n/a Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. However the some point and fees are hand written."	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72790245	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	$116,479.28	4.625%	$1,243.77	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of MERS as nominee for xx, axx.

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx (xx)”

There is a break in chain of assignment as we required assignment of mortgage from “xx” to “MERS as nominee for xx, axx.”

Active junior or senior judgments/liens/mortgages:

x. There is an active Junior/Piggy Back Mortgage available in the updated title report in the amount of xx in favor of xx and it was recorded on xx

The x installment of County tax for xxxx-xxxx has been paid off in the amount of xx on xx/xx/xxxx and xn installment of xx has also been paid off on xx

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +xx months and the next due for regular payment is xx/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The joint debtors xx) had filed Bankruptcy under chapter-xx on xx with thexx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make post petition payments to the Trustee and total arrearage of xx will be paid to the Trustee in the amount of $xxx.xx per month. This plan was confirmed onxx/xx/xxxx.
The POC was filed onxx/xx/xxxx with the secured claim of xx with an arrearage of xx

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Claim No: x
The joint debtors xx) had filed Bankruptcy under chapter-xx onxx/xx/xxxx with thexx and the plan was confirmed onxx
The Schedule-D in Voluntary petition shows that the unsecured amount is xxut of secured claim in the amount of $xxx,xxx.xx and the value of collateral is $xx
According to the debtor's chapte-xx plan which was filed on xx the debtor shall make post petition payments to the Trustee and total arrearage of xx will be paid to the Trustee in the amount of $xxx.xx per month. This plan was confirmed onxx/xx/xxxx.
The POC was filed onxx/xx/xxxx with the secured claim of xx with an arrearage of xx	The loan was modified onxx/xx/xxxx with new prxxipal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of x/x/xxxx.
There is a Balloon Payment Disclosure is attached with the Loan modifixxtion agreement which states that an installment of xx will be due and payable in full on the maturity of the loan, x/x/xxxx.	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -54 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to Determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: noted   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: active bk13   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx  Comment: noted   Tape Source: Initial   Tape Type:
Field: Property Address Street   Lxx   Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: NOTED Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39068687	xx	580	Not Applicable	42.367%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$813.80	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxx shows the mortgage was originated on xx with Gxx The subject mortgage was recorded on xx/xx/xxxx with the instrument # xxx. The chain of the assignment has not been completed. The current assignment is with xx D/B/Axx.
The annual installments of combined taxes for the year xxxx, xxxx and xxxx have been paid in the amount of $xx
The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for x/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The comment history dated xx states that the reason for default is curtailment of xxome. The property has been occupied by the owner himself.
According to comment history dated xx the foreclosure process was kept on hold bexxuse of active bankruptcy. The borrower Gregory Jason Winscott had filed the bankruptcy under chapter xx with thexx
Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on xx The complaint was filed on xx According to comment history dated x/x/xxxx, the foreclosure process was kept on hold bexxuse of active bankruptcy.
Bankruptcy Comments:The borrowexx
The post-petition due date was xx The POC was filed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx, the debtor shall pay to the trustee in the amount of xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is $xxx,xxx.
There is no any evidence of cram down.

The modifixxtion agreement was done onxx/xx/xxxx, between the (borrower) xx
The reason for modifixxtion is financial hardship.
As per the modified terms, the new unpaid prxxiple balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x% with the modified P&I of $xxx.xx.
The first payment date was due on xx and the new maturity date is xx
There is no deferred balance has been stated.

Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -2924 (Days) |----| Comment: There is an active bankruptcy has been found. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Held   Variance:    Variance %:    Comment: The foreclosure status is awating sale.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type is step. However the tape shows that it is fixed.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV) xx
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: The property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is loxxted in state of xx. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notifixxtion of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17686329	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.000%	$1,357.05	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx reflects that the subject mortgage was originated on xx and recorded on xx
The chain of assignment is not complete.  The latest assignment is to xx, Axx recorded xx
There is a x Mortgage in the amount of $xxk with xx xx recorded xx
There are no outstanding liens/judgments found against the borrower/property.
The xxxx Annual County Taxes were paid in the amount of xx	Review of the payment history as ofxx/xx/xxxx reveals that borrower is delinquent for xx months and next due for the xx/x/xxxx payment. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx and was applied to the xx/x/xxxx payment. The current P&I payment is $x,xxx.xx, PITI is $x,xxx.xx, and the rate is x%. The current UPB reflects in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. Review of the payment history as of xx reveals that borrower is delinquent for xx months and next due for the xx/x/xxxx payment. The last payment was received in the amount of xx on xx and was applied to the xx/x/xxxx payment. The current P&I payment is $x,xxx.xx, PITI is $x,xxx.xx, and the rate is x%. The current UPB reflects in the amount of xx
The loan was modified xx with a new prxxipal balance of xx to a fixed rate of x% with a P&I payment of $x,xxx.xx beginning xx until maturity date of xx
Foreclosure proceedings beganxx/xx/xxxx and the Complaint was filed xx/xx/xxxx.  Judgment was Entered x/x/xxxx and the Foreclosure Sale Date was scheduled forxx/xx/xxxx.  The borrower filed Bankruptcy onxx/xx/xxxx which placed foreclosure on hold.
Active Chapter xx Bankruptcy xx was filed byxx onxx/xx/xxxx and the plan was confirmed onxx/xx/xxxx.  Schedule D of the Bankruptcy Voluntary Petition datedxx/xx/xxxx shows that the amount of secured claim for the subject is xx with the value of collateral as xx leaving an unsecured portion of $x.  The POC was filed xx with an amount of secured claim as xx and arrearages totaling xx  The Amended Chapter xx Plan dated xx reflects the debtors to pay $xxx/month for the first x months then $x,xxx/month for the remaining xx months for a total of xx months.
Comment dated xx stated the reason for default is Curtailment of xxome.  Borrower wants to keep the property and therefore is looxxfor an affordable plan like a modifixxtion or forbearance to keep the property and to bring the loan current.
Available servicing comments shows that the subject property is owner occupied.  No damages have been observed.  A No Contact Inspection Report dated xx was provided in the file and also shows the property is owner occupied and in good condition with no visible damages.
AVM dated xx reflects a value of xx
Foreclosure Comments:Foreclosure proceedings began xx and the Complaint was filed xx/xx/xxxx.  Judgment was Entered x/x/xxxx and the Foreclosure Sale Date was scheduled forxx/xx/xxxx.  The borrower filed Bankruptcy onxx/xx/xxxx which placed foreclosure on hold.
Bankruptcy Comments:Active Chapter xx Bankruptcyxx and the plan was confirmed onxx/xx/xxxx. Schedule D of the Bankruptcy Voluntary Petition dated xx shows that the amount of secured claim for the subject is $xxx,xxx with the value of collateral as $xxx,xxx leaving an unsecured portion of $x. The POC was filed xx with an amount of secured claim as xx and arrearages totaling $xx,xxx.xx. The Amended Chapter xx Plan dated xx/xx/xxxx reflects the debtors to pay $xxx/month for the first x months then $x,xxx/month for the remaining xx months for a total of xx months.	The loan was modifiedxx/xx/xxxx with a new prxxipal balance of xx to a fixed rate of x% with a P&I payment of $x,xxx.xx beginning xx until maturity date of xx	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Servicer Name Loan Value: Unable to determine Tape Value:xx, xx |---| |----| Comment: Current Servicer name is Unable to determine as it is not provided on the payment history however tape data reflectsxx , . Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx:
Field: Original Standard LTV (OLTV) xxhowever tape data reflects 63% which appears to be due to rounding.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is loxxted in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 is missing from the loan file."	* Applixxtion Missing (Lvl x) "The Initial and Final Loan Applixxtions are both missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing Transfer is missing."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated Business Disclosure is missing from the file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42745776	xx	Unavailable	Not Applicable	55.783%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$6,401.79	2.000%	$725.15	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx, xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are nine civil judgments against the borrower which is in the total amount of xx recorded on different date.
Annual county taxes for the year of xxxx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is xx/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xxThe POC amount is xx and total arrearage amount is xx The plan has not been confirmed yet.
Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx. Foreclosure was referred to dated xx Foreclosure complaint was filed on x/x/xxxx. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx. Foreclosure was referred to dated xx Foreclosure complaint was filed on x/x/xxxx. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx
Bankruptcy Comments:According to the PACER report, the debtoxx. The POC was filed onxx/xx/xxxx.  The POC amount is xx and total arrearage amount is xx The plan has not been confirmed yet.
The loan was modified with an effective date ofxx/xx/xxxx and a new prxxipal balance is xx to a step modifixxtion and the rate started from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx The rate changes in x steps ending at x.xxx%.
The borrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx and the maturity date is x/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -3 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Modifixxtion in file is a step plan   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: used value from appraisal and loan amount from note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value:xx   Variance: -xx   Variance %: -0xx   Comment: system data, unclear of how to correct.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: USED selection for Servicer name in system.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xxsh Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "The ComplianceEase risk indixxtor is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is fail. Loan data is x.xxx% and comparison data is x.xxx%. Hence the variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in FL state. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1223293	xx	Unavailable	Not Applicable	41.604%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$11,800.00	2.000%	$406.97	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx, FA for the amount of xx which was recorded on xx with Instrument# xx. The chain of the assignment has not been completed. The last assignment is from xx, as Receiver of xx F/K/A xx, x to xx, xx which was recorded on xx The last assignment should be with xx (xx).
No active judgments or liens have been found against the subject property/the borrower.
Combined, Utilities, School taxes for the year of xxxx have been paid in the total amount of $ xx No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid prxxipal balance is reflected in the amount of xx excluding the deferred prxxipal balance is in the amount of xx The current interest rate is x.xxx % and P&I is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid prxxipal balance is reflected in the amount of xx excluding the deferred prxxipal balance is in the amount of xx The current interest rate is x.xxx % and P&I is $xxx.xx. The reason for default as per the collection comment is illness of the borrower. No details regarding foreclosure activity has been found in the collection comment.
The borrower, "xx” had filed the bankruptcy under chapter xx with the xxPOC had filed by the creditor, "xx" on xx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage of xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of $x,xxx.xx. According to uniform modifixxtion of confirmed plan and motion for valuation of collateral dated xx xx secured claim for claim secured only by a security interest in real property shows the remaining claim in the amount of xx and the amount of arrearage is in the amount of xx The debtor will secure claim in amount of xx with the monthly payment of xx through chapter xx plan. Order of approving modifixxtion of chapter xx was filed on xx  The debtor shall pay to the trustee in the amount of xx from xx till xx
Cease and desist letter has been received from attorney on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the household repairs have been reported. The estimated amount of cost has not been found in the collection comment.
According to comment dated xx/xx/xxxx, the household repairs have been reported. The estimated amount of cost has not been found in the collection comment. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the repairs and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower, "xx” had filed the bankruptcy under chapter xx with the xx. POC had filed by the creditor, "xx" on xx/xx/xxxx for the secured claim amount of xx and the amount of arrearage of xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx According to uniform modifixxtion of confirmed plan and motion for valuation of collateral dated xx xx secured claim for claim secured only by a security interest in real property shows the remaining claim in the amount of $xxx,xxx.xx and the amount of arrearage is xx the amount of $xx,xxx.xx. The debtor will secure claim in amount of xx with the monthly payment of $x,xxx.xx through chapter xx plan. Order of approving modifixxtion of chapter xx was filed on xx The debtor shall pay to the trustee in the amount ofxx	This modifixxtion agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/xxxx. According to modified terms, the new prxxipal balance is xx out of which xx is deferred prxxipal balance. Hence, the interest bearing balance is reflected in the amount of xx Borrower promises to P&I in the amount of $xxx.xx with the initial step interest rate of x.xxx % beginning from x/x/xxxx. The stated maturity date is xx The loan was modified with three steps.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Loan Amortization Type Loan Value: Step Tape Value: Fixed |---| |----| Comment: Loan amortization type is step. Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/1/2016   Tape Value: 6/1/2016   Variance: 30 (Days)   Variance %:    Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/1/2021   Tape Value: 6/1/2021   Variance: 30 (Days)   Variance %:    Comment: Mod step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 7/1/2022   Tape Value: 6/1/2022   Variance: 30 (Days)   Variance %:    Comment: Mod step 3 date is xx   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI Certifixxte is in the loan file.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -2 (Days)   Variance %:    Comment: Original note is dated xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: CHASE   Variance:    Variance %:    Comment: Not applixxble.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflects property type as PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -xx
The finance charge is xx The disclosed finance charge of xx not considered accurate bexxuse it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is loxxted in state of xx. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notifixxtion of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
																									* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx However, according to final Hud-x, the settlement date is xx		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94746633	xx	Unavailable	Not Applicable	30.939%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$86,791.32	4.000%	$1,111.14	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and which was recorded on xx with Instrument,xx
The chain of assignment is xxomplete. The latest assignment was from xx, xx toxx DBAxx, which was recorded on xx/xx/xxxx; however, it should assign to xx (xx).
There is one Claim Of Lien For Condominium Assessments (HOA Lien / COA Lien) was found against the subject property which was recorded on xx in the amount of $ xx in the favor of Thexx. a xx.
There is one civil judgment was found against the borrower, which was recorded on xx in the amount of $ xx in the favor ofxx.
Annual County taxes for the year of xxxx have been paid in the amount of xx for the due date xx
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
Unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the BPO report dated xx/xx/xxxx, the subject property has been occupied by the owner and is in good condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower “xxz” had filed bankruptcy under chapter-xx with the cxx on xx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay the secured creditor and debtor hereby agree that secured creditor will be paid an agreed upon amount of xx at x.xx% interest rate over xxx months through the plan to satisfy the claim. The POC was filed on xx with the POC amount ofxx and the amount of arrearage is xx The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx The property has crammed down in the amount of xx The motion for relief from automatic stay has filed by the creditor on xx as the borrower has failed to maintain post-petition payments to the creditor total in the amount of xx which was started from xxx however, the motion not grant yet.

This modifixxtion agreement was made between the borrowers xx The borrower promises to make a monthly payment of $x,xxx.xx with the rate of interest x.xx%, beginning from xx till the maturity date of xx/xx/xxxx. The new prxxiple balance stated in the Modifixxtion is in the amount of xx The lender has deferred the amount of xx,xxx.xx from the new prxxipal balance. Hence, the interest-bearing amount is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Modifixxtion Original P&I Loan Value: $1111.14 Tape Value: $1342.05 |---| $-230.91 |----| -17.20576% Comment: The modifixxtion P&I is $1,111.14. Tape Source: Initial Tape Type:
Field: Modifixxtion Original Rate   xx   Comment: The modifixxtion original rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx  Comment: The original CLTV ratio percent is 67.667%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Comment: The original standard LTV is 67.667%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2182.13   Tape Value: $1628.23   Variance: $553.90   Variance %: 34.01853%   Comment: The original stated P&I is $2,182.13.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: No prior servicer name is not available.   Tape Source: Initial   Tape Type:
Field: Property Address StreetxxVariance:    Variance %:    Comment: As per the note, property address is  xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx xx) Variance %: Comment: The mod maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed TILA Finance Charge Test.
This loan failed TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosures is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is loxxted in Florida (FL) state. The below Required State disclosures are missing in the given loan file.
x.Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the given loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39285164	xx	Unavailable	Not Applicable	35.270%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$286.34	xx/xx/xxxx	Financial Hardship
The review of the updated title report dated xx states that the subject mortgage was originated on xx in the amount of xx with the lender xx of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However, the assignment is missing to xx.
There is active junior mortgage in the amount of xx which was recorded on xx and filed byxx.
There is a Muni/City/Code Lien in the amount of $xxx.xx which was recorded on xx and filed by xx.
There is a State tax lien (individual xxome tax) in the amount of $xxx.xx which was recorded on xx and filed by State of xx Department of Revenue.
There is another State tax (individual xxome tax) in the amount of $xx.xx which was recorded on xx and filed by State of xx Department of Revenue.
There is an active Judgment lien in the amount of xx which was recorded on xx and filed by xx.
The annual combined taxes have been paid in the amount of $xxx.xx.

Property Tax status:
Updated title report datedxx/xx/xxxx shows delinquent taxes for the year xxxx in the total amount of $xxx.xx and the taxes for the year xxxx have been delinquent in the amount of $xxx.xx. The above delinquent amount will be good through tillxx/xx/xxxx.

Review of the payment history provided reveals that borrower is delinquent for xx months. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx The current UPB is in the amount of xx	Collections Comments:The loan is active in bankruptcy.

Loss Mitigation Efforts: As per servicing comment dated  xx the loan modifixxtion was denied due to failure in completing the trial payments.  Later, while the loan is in bankruptcy, the loss mitigation activity was reported as the department was waiting for xnd trial mod payment which was due on x/x/xxxx. The xst trial mod payment was received on xx/xx/xxxx. However,  the comment dated xx/xx/xxxx states that the borrower did not complete the trial payments.
No further information is available.

Foreclosure Comments:The foreclosure was initiated and referred to attorney on x/x/xxxx. The updated title report shows the complaint was filed onxx/xx/xxxx.  The FC judgment was entered on xx As per Affidavit of Publixxtion datedxx/xx/xxxx loxxted at “xx” the sale was scheduled for xx However, Foreclosure sale was placed on hold due to the borrower had filed the bankruptcy chapter-xx on xx underxx.  The loan is currently in active bankruptcy.
Bankruptcy Comments:The borrower, xx had filed Bankruptcy under chapter-xx onxx/xx/xxxx with the xx. POC was filed on x/x/xxxx for the secured claim in the amount of xx with arrearage amount of xx The amended chapter xx plan filed by the debtor onxx/xx/xxxx has been confirmed by the court which states that the arrearage would be paid by the trustee and monthly mortgage payments would be paid by the trustee or debtor.	Loan modifixxtion agreement was made between the borrower and Lender on xx The borrower promises to pay the new UPB in the amount of xx with step interest at the starting rate of x.xx% beginning from x/x/xxxx. The new maturity date will be xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -30 (Days) |----| Comment: Current Bk POC date is xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Service Completed   Variance:    Variance %:    Comment: Current foreclosure status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx)   Variance %:    Comment: Original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Prior servicer #1 name is not applixxble.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Valuexx  Tape Value:xx  Variance:    Variance %:    Comment: Property address xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per appraisal, the property type is manufactured home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report dated xx the subject property is manufactured home. Neither ALTA 7 endorsement attached with the final title policy nor the VIN# mentioned on the legal of mortgage. The tax search report attached with the updated title report shows the property type as Mobile/ Manufactured Home. Also, the tax search report shows separate assessment for land and improvements. The affidavit of affixation is not available in the loan file. Therefore, we are unable to confirm whether the home is permanently attached with the land or not."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the xx license validation test. (xx xxof both first and
subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under thexx (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The xx
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL  Loan Data: x.xx% Comparison Data: -x.xxx% Variance: -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The following required state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9949774	xx	Unavailable	Not Applicable	55.036%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.125%	$1,203.69	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with MERS as nominee for xx f/k/a xx which was recorded on xx
The chain of the assignment has not been completed. Currently, the assignment is with MERS, xx, as nominee for xx to xx, xx which was recorded on xx However, the assignment is missing to xx (xx).
x) There are two IRS liens against the borrower xx, first in the favor of xx - xx which was recorded on xx in the amount of xx and second in the favor of xx - xx which was recorded on xx in the amount of xx
x) There is an active civil judgment against the borrowerxx in the favor ofxx which was recorded on xx in the amount of xx
x) There is another civil judgment against the borrower Jxx in the favor ofxx which was recorded on xx in the amount of xx
x) There is a civil judgment against the borrower xx in the favor ofxxwhich was recorded on xx and the amount is unavailable.
x) There is Renewed Judgment against the borrowerxxin the favor ofxx, xx which was recorded cc xx in the amount ofxx
x) There is Credit xx Judgment against the borrowerxxwhich was recorded on xx in the amount of xx
The first, second, third and fourth installment Combined taxes of xxxx have been paid in the total amount of xx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated and the file was referred to an attorney on x/x/xxxx. The foreclosure complaint was filed on xx According to affidavit regarding Note secured by mortgage being foreclosed document loxxted at (xx) shows that the subject mortgage is being foreclosed by foreclosing mortgagee xx, F/K/A xx, D/B/Axx on xx However, The collection comments are available till xx Hence, we are unable to determine whether the subject mortgage was foreclosed.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received on xx/xx/xxxx  in the amount of xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.
The step loan modifixxtion agreement was made on xx between the borrower  xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxxx% for xx months, then $xxxx.xx with the interest rate of x.xxxx% for xx months, then $xxxx.xx with the interest rate of x.xxxx% for xx months and $xxxx.xx with the interest rate of x.xxxx% beginning from xx till maturity date of xx The New Prxxipal Balance stated in the modifixxtion is xx
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The BPO report dated xx shows that the subject mortgage is owner-occupied with the average condition. No damage and repairs have been found.

Update:
As per the servicing comment dated xx/xx/xxxx, the reason for default is Excessive Obligations.
As per the servicing comment dated xx/xx/xxxx, FC xxncelled on xx due to modifixxtion.
As per the servicing comment dated xx/xx/xxxx, Katie Amaral filed Chapter xx bk on xx (xx-xxxxx). xxse converted to Chapter x on xx  The discharge was entered on xx Debt was scheduled, and a POC was filed. No reaffirmation agreement was filed.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint was filed onxx/xx/xxxx. According to affidavit regarding Note secured by mortgage being foreclosed document loxxted at ( xx ) shows that the subject mortgage is being foreclosed by foreclosing mortgagee xx, F/K/A xx, D/B/Axx on xx However, the collection comments are available till xx Hence, we are unable to determine whether the subject mortgage was foreclosed.
Bankruptcy Comments:Not Applixxble	The step loan modifixxtion agreement was made on xx between the borrowerxx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of x.xxxx% for xx months, then xx with the interest rate of x.xxxx% for xx months, then xx with the interest rate of x.xxxx% for xx months and xx with the interest rate of x.xxxx% beginning from xx till maturity date of xx The New Prxxipal Balance stated in the modifixxtion is xx	Credit Report Missing Required State Disclosures	Field: Current Servicer Name Loan Value: Unable to determine Tape Value:xx, xx |---| |----| Comment: Unable to determine. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applixxble   Tape Value: 60   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loam amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment: Mod step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment: Mod step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment: Mod step 4 date is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Valuexx Variance: Variance %: Comment: Property addressxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx. The following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Mortgage Loan Applixxtion Disclosure
xxrbon Monoxide Alarms
MA Smoke Detector Certifixxte
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrowers Interest Requirement"
																									* Operative index value is unable to confirm (Lvl x) "The operative index value is unable to be determined from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94960410	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$549.42	xx/xx/xxxx	Financial Hardship	The Updated title report as of xx shows that the subject mortgage was originated on xx with xx, , A xx, which was recorded on xx in the amount of xx
The chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx however, it should have been with xx.
There is a junior mortgage against the subject property in the favor of MERS as nominee for xx  ditect. com, in the amount of xx which was recorded on xx
No active judgments or liens have been found.
The second installment taxes of xxxx, xxxx and xxxx have been delinquent in the total amount of $x,xxx.xx.

Review of the payment history as ofxx/xx/xxxx shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx.

Reason for default is unable to be determined.

According to the servicing comment dated x/x/xxxx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xxThe POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx As per amended Chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx monthly then commencingxx monthly until completion of the plan. The date of the last filing of bankruptcy was xx	This modifixxtion agreement was signed between the borrower Matthew Piet and the lender xx xx on x/x/xxxx.
The unpaid prxxipal balance was $xxx,xxx.xx with an interest rate of x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx.
Affiliated Business Disclosure Credit Applixxtion Credit Report Missing Dicsloures Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -9 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Prior Servicer #1 Name Loan Value: Unable to Determine Tape Value: xx Variance: Variance %: Comment: Data tape Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final Applixxtion missing from the loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: xx Comparison Data: xx & Variance: -$xxx.xx.
This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx Comparison Data: xx & Variance: -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50902543	xx	Unavailable	Not Applicable	48.656%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$132,219.48	4.000%	$1,477.52	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the subject mortgage was originated on xx with xx, , which was recorded on xx
The chain of assignment has not been completed. The current assignment is withxx, which was recorded on xx however, it should have been with xx.
The county taxes of xxxx have been paid in the total amount of
xx	Review of the payment history as ofxx/xx/xxxx shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as ofxx/xx/xxxx shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx.

Reason for default is reduction in xxome.

According to the servicing comment datedxx/xx/xxxx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per the tape data, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx
Bankruptcy Comments:The borrower xx The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx As per amended chapter xx plan, the debtor shall pay to the trustee the sum of xx monthly for xx months. The date of the last filing of bankruptcy was xx	This modifixxtion agreement was signed between the borrowexx
The unpaid prxxipal balance was xx with an interest rate of x.xx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/x/xxxx. The maturity is xx.
The prior modifixxtion was done on xx	Credit Report Initial Escrow Acct Disclosure Missing Dicsloures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -14 (Days) |----| Comment: Date per POC is xx Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: There is no MI applixxble   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Full name of servicer   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Valuexx  Tape Value:xx  Variance:    Variance %:    Comment: There is no change in address.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflect subject as condo Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x, the settlement date is xx however, as per Note, the loan origination date was xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73166764	xx	Unavailable	Not Applicable	20.045%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$408.42	xx/xx/xxxx	Financial Hardship	The updated title report as of xx shows that the subject mortgage was originated on xx with xx
The chain of assignment has not been completed. The current assignment is withxx DBAxx, which was recorded on xx however, it should have been with xx.
No active judgments or liens have been found.
The annual xx, county and school taxes of xxxx have been paid.
The utilities taxes of xxxx have been delinquent in the amount of $xxx.xx, which were due on x/x/xxxx and good through till x/x/xxxx.
Review of the payment history as of xx/xx/xxxx reveals that the borrower has been delinquent for xx months and the next due date for the payment is xx/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of $xx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in collections.

Review of the payment history as of xx/xx/xxxx reveals that the borrower has been delinquent for xx months and the next due date for the payment is xx/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of $xx,xxx.xx.

Reason for default is curtailment of xxome.

The servicing comment datedxx/xx/xxxx shows that the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	This modifixxtion agreement was signed between the borrower xx
The unpaid prxxipal balance was xx with an interest rate of x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx The maturity is x/x/xxxx.
Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applixxble Tape Value: No |---| |----| Comment: Not required. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)   xx
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: Prior servicer #1 name may be was Nation star. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: xx Comparison Data: xx & Varianace: -$xxx.xx.
This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx Comparison Data: xx & Varianace: -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file; however, the values are updated as per transmittal summary."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62413996	xx	Unavailable	Not Applicable	25.015%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx with instrument# xx in the amount of $ xx with MERS as xx, xx
The chain of assignment has not been completed. The last assignment was done from xx to xx d/b/axx which was recorded xx however, the assignment should be with xx (xx)
Which is missing.
There is junior mortgage against the property in the favor of xx, xx. for the amount of xx
 First and second combined installment taxes for the year of xxxx have been paid xx/x/xxxx and xx/xx/xxxx respectively in the amount of $xxx.xx and $xxx.xx respectively.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.
The reason for the default of the borrower was a curtailment of xxome. The borrower's intention is to keep his property.
As per the comment dated xx/xx/xxxx, the trial modifixxtion was initiated. The lender offered three months of trial payment plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx with the monthly trial payment of $xxx.xx. If the borrower makes all three payments, then, he will be qualified for a permanent modifixxtion. The new modified unpaid prxxipal balance will be xx with the monthly P&I $xxx.xx and a fixed rate of interest x.xxx%. The payment will be start from xx/xx/xxxx until the new maturity date of xx/xxxxxx; however, the xx dated xx/xx/xxxx reveals that the loan modifixxtion trial was xxnceled. No further details related to modifixxtion have been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per tape data provided by the seller, the foreclosure was initiated. The file was referred to an attorney on xx and complaint was filed on xx The foreclosure judgment was entered on xx However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx
Bankruptcy Comments:According to the PACER, the borrower “xxand the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months for the total amount of $xx,xxx.xx to the trustee. The POC was filed by the creditor xx on xx with the POC amount of xx and the amount of arrearage is $x,xxx.xx. No comment has been found indixxting a cram down. Last time bankruptcy was filed on xx	Not Applixxble	Credit Report Missing Required State Disclosures Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value:xx/xx/xxxx Tape Value: 3/8/2018 |---| -42 (Days) |----| Comment: As per PACER current bankruptcy POC filed date is xx Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: The lender does not required MI.   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan Value: Unable to determine Tape Value: xx Variance: Variance %: Comment: The prior servicer #1 name is not available. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted atxx, the "Signed Closed-end Credit Agreement Notice" state disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not executed by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66013653	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,348.46	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded xx with Lender is MERS as nominee forxx for the amount of xx with Instr /xx
The chain of assignment has not been completed. The latest assignment is from xx F/K/A xx to xx D/B/Axx which was recorded on xx/xx/xxxx; however, the last assignee should be with xx.
Active liens and judgments:
There is a civil judgment lien against the borrower xx. which was recorded on xx in the amount of xx in favor of xx
There is a civil judgment lien against the borrower xx which was recorded on xx
First Combined taxes for the year of xxxx have been paid on xx/xx/xxxx  in the amount of $x,xxx.xx.
Second Combined taxes for the year of xxxx have been paid on xx/xx/xxxx  in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to the payment history the borrower is delinquent for xx months. The last payment was received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment on x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx	Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx The last payment was received on xx in the amount of $x,xxx.xx which was applied for xx The UPB reflected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtailment of xxome. No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in xxxx. The foreclosure file was referred to an attorney on xx and sale date was scheduled on xx however, the foreclosure filed was put on hold as the borrower “xx
Bankruptcy Comments:According to the PACER, the borrower “xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for xx months. The first month in the amount of $xx.xx and the remaining xx months in the amount of xx The POC was filed on xx/xx/xxxx with the POC amount of xx and the amount of arrearage is xx The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx No comment has been found indixxting a cram down.  Last time bankruptcy was filed on xx

According to the modifixxtion, the loan was modified on xx between the borrower’s xx. The new modified prxxipal balance as per modifixxtion is in the amount of xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity date as per modifixxtion is xx The interest bearing amount is $xxx,xxx.xx. This loan was modified thrice sxxe origination. The First time loan was modified in xxxx and the second time in xxxx .	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. Note Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: The foreclosure was initiated in 2016. Tape Source: Initial Tape Type:
Field: Modifixxtion Original P&I   Loan Value: $1348.46   Tape Value: $1356.09   Variance: $-7.63   Variance %: -0.56264%   Comment: The modifixxtion first P&I is $1,348.46.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV) xx
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "The executed copy of note is missing from the loan file; however, the electronic signature was found which was loxxted at xx". It shows that the note is electronic signed by the borrowers xx	* Applixxtion Missing (Lvl x) "The Final Applixxtion is missing from the loan file; however, all values are updated from transmittal summary which was loxxted at xx"
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "The Final Truth In Lending is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR document is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68131468	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated onxx
Chain of assignment is xxomplete. Currently the assignment is with xx Dbaxx which was recorded on xx however, current assignment should be with xx. No active judgment or liens are found pending.

According to updated title report, annual county taxes for the year of xxxx was paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount $xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected the amount of $xx,xxx.xx.
Collections Comments:Borrower has filed bankruptcy under Chapter xx,xx and plan was confirmed on xx According to chapter xx plan debtor shall pay to the trustee in the amount of xx per month for the xx months. POC was filed on xx in the amount of xx with amount of arrearagexx
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx Foreclosure sale has been schedule for xx Due to filing of bankruptcy by borrower on xx  FC process currently was put on hold. No further details are available.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount $xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected the amount of $xx,xxx.xx.
Reason for default is death of borrower.
According to servicing comment dated xx/x/xxxx, subject property is vaxxnt. No information has been found regarding any damage or repair.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxx. Foreclosure sale has been schedule for xx/xx/xxxx. Due to filing of bankruptcy by borrower onxx/xx/xxxx  FC process currently was put on hold. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, xxx and plan was confirmed onxx/xx/xxxx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xxxx.xx per month for the xx months. POC was filed on xx	Not Applixxble	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: Exx|---| |----| Comment: Original note in name of individual Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: No bankruptcy or foreclosure for originating borrower   Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan Value: xx   Tape Value:xx, xx   Variance:    Variance %:    Comment: updated servicer   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV)   Loan Value:xx  Comment: rounding   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Added current servicer   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applixxble Tape Value: 8/3/2018 Variance: Variance %: Comment: No bankruptcy or foreclosure for originating borrower Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemizations are available in the loan file."	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98420977	xx	Unavailable	Not Applicable	41.403%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.625%	$530.12	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx and the borrower PxxThe chain of the assignment has not been completed. The assignment is fromxx DBAxx was recorded on xx The latest assignment should be with xx.
No active judgments or liens have been found open against the borrower.
The property taxes for Parcexx
x installment of combined taxes for the year of xxxx have been paid onxx/xx/xxxx in the amount of $xx.xx.
x  installment of combined taxes for the year of xxxx was due on xx/xx/xxxx in the amount of $xx.xx.
The property taxes forxx
x installment of combined taxes for the year of xxxx have been paid onxx/xx/xxxx in the amount of $xx.xx.
x  installment of combined taxes for the year of xxxx was due on xx/xx/xxxx in the amount of $xx.xx.
The property taxes for xx
x installment of combined taxes for the year of xxxx have been paid onxx/xx/xxxx in the amount of $xx.xx.
x  installment of combined taxes for the year of xxxx was due on xx/xx/xxxx in the amount of $xx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for payment is x/x/xxxx. The last payment was received date isxx/xx/xxxx and it is in the amount of $xxx.xx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is xx
The reason for default from the servicing comments is unable to determine. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed on xx The judgment hearing date is unavailable. The judgment entered date is xx  It was put on hold due to borrower filed bankruptcy under chapter-xx with thexx

Bankruptcy Comments:According to the PACER, the borrower “xx The debtor shall pay the trustee in the amount of xx for xx months in the total amount of xx The POC was filed  xx

The Loan modifixxtion agreement was made on xx between the borrower “ xx”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xxx%, beginning from xx till the maturity date x/x/xxxx. The new prxxiple balance stated in the Modifixxtion is in the amount of xx The deferred amount is not given. Hence, the interest-bearing amount is xx This modifixxtion does not contain any balloon provision. The loan has been modified only once sxxe origination.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan Value: Judgment Entered Tape Value: Service Completed |---| |----| Comment: As per FC status is judgment entered. However, tape reflects Service completed. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: MI is not applixxble for the loan due to LTV. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)xx
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: As per payment history the servicer is Not applixxble. However, tape reflects NationstarMortgage xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "IN License Validation Test: Result:FAIL.

This loan failed the xx license validation test. xx
xxequires the xx Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under thexx(xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The xx andxxLien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "TILA Finance Charge Test: Result:FAIL; Charged :$xxx,xxx.xx;Allowed:  $xxx,xxx.xx;  Overbuy :-$xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: Result:FAIL; Charged : $xxx,xxx.xx;Allowed:  $xxx,xxx.xx; Overbuy: -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result:FAIL; Charged :$xxx,xxx.xx;Allowed:  $xxx,xxx.xx;  Overbuy :-$xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: Result:FAIL; Charged : xx  $xxx,xxx.xx; Overbuy: -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in IN state. The following state disclosures are missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42505384	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the mortgage was originated on xx with x x x which was recorded on xx
The chain of mortgage assignment is xxomplete. Currently, the mortgage assignment is withxx. This should be with xx (xx).
No active judgments or liens have been found.
First county taxes of xxxx have been paid in the total amount of $x,xxx.xx.
Second county taxes of xxxx are due on xx/xx/xxxx in the total amount of $x,xxx.xx.	The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent fromxx/xx/xxxx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due datexx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The Payment History dated as of xx reveals that the borrower has been the delinquent fromxx/xx/xxxx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due datexx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid prxxipal balance is in the amount of cxx
According to the PACERxxSchedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed byxx on xx in the secured claim amount of $xxx,xxx.xx and an arrearage in the amount of $xxx.xx. Chapter xx plan was filed on xx Amended plan was filed on xx and it was confirmed on xx Motion to Amend or Modify Chapter xx Plan was filed on xx which states subject creditor claim arrearage will be paid in the amount of xx and regular payment will be paid monthly xx through bankruptcy. Order was granted on this plan on xx
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER,xxand the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed byxx on xx in the secured claim amount of xx and an arrearage in the amount of xx Chapter xx plan was filed onxx/xx/xxxx. Amended plan was filed on xx and it was confirmed on xx Motion to Amend or Modify Chapter xx Plan was filed on xx which states subject creditor claim arrearage will be paid in the amount of xx and regular payment will be paid monthly $x,xxx.xx through bankruptcy. Order was granted on this plan on xx	Not Applixxble	Affiliated Business Disclosure Credit Applixxtion Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Loan Documentation Type Loan Value: No Documentation Tape Value: Full Documentation |---| |----| Comment: Applixxtion is missing. Tape Source: Initial Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan not modified.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx   Variance: -4 (Days)   Variance %:    Comment: Taken from Note   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx  Variance:    Variance %:    Comment: Correct   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value: xx Variance:    Variance %:    Comment: Taken from note.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xxsh Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file. Appraised value is xxptured as per tape data."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x settlement date is xx which is later than Note date xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71653259	xx	Unavailable	Not Applicable	39.240%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$270.45	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx which was recorded on xx withxx. The chain of assignment is complete. Active judgments and liens found pending are as follows: There are three active civil judgment liens against the borrower which is in the total amount of xx Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior years.	Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The borrower had filed the BK under the chapter xxthxx and the plan was confirmed on xx/xx/xxxx. The POC was filed onxx/xx/xxxx. The POC amount is xx and total arrearage amount is $x,xxx.xx. The xxse was dismissed on x/x/xxxx.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
The name affidavit is available axx
Update:
According to servicing comments dated xx/xx/xxxx, the subject property was damaged such as roof and the estimated cost of repairs is $x,xxx.xx. There is no evidence to confirm the current status of repairs in the latest xx months of collection comments.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower had filed the BK under the chapter xxthxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx The POC amount is xx and total arrearage amountxx	Loan Modifixxtion agreement was made between borrowersxx The borrower had given promise to pay the UPB of $xx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx	Credit Report Missing Required State Disclosures	Field: Current Servicer Name Loan Value: Unable to Determine Tape Value:xx, xx |---| |----| Comment: N/A Tape Source: Initial Tape Type: Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applixxble Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percentxx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "The ComplianceEase risk indixxtor is “Moderate” due to TILA APR test, TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL,Loan Data: $xx,xxx.xx, Comparison Data: $xx,xxx.xx, Variance: -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: $xx,xxx.xx, Comparison Data: $xx,xxx.xx,Variance: -$xxx.xx
TILA APR Test: FAIL, Loan Data: x.xxx%, Comparison Data: x.xxx%,Variance: -x.xxx%"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in KY state. The following state disclosures are missing in the loan file:
x) Fair Housing Notice.
x) Homeownership Protection Center Disclosures.
																									x) Notice of Free Choice of Agent or Insurer."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,700.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45937143	xx	623	Not Applicable	Unavailable	First	Commitment	Not Applicable	x	xx	xx	Not Applicable	2.000%	$1,543.56	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated xx in the favor of MERS asxx. The chain of the assignment has not been completed. The last assignment is from xx, xx to xx DBAxx which was recorded on xx The last assignment should be with xx (xx).
There is one junior mortgage against the subject property originated on xx in the favor of MERS as nominee for xx
There is one civil judgment against the borrower, “xx” in the favor of xx for the amount of $x,xxx.xx which was recorded on xx
There are two HOA liens against the subject property in the favor of xx for the amount of $x,xxx.x which was recorded on xx
First and second installments of the combined taxes for the year of xxxx are due in the amount of $ x,xxx.xx. No prior year delinquent taxes have been found.
According to order of motion of default judgment and restoration of real property loxxted at “xx”, the borrower had purchased property through the deed which was recorded on xx with instrument#xx. Upon the fraudulent representations of defendant, “xx” and his assurances that he would secure a short sale for the property and the plaintiffs, “xx” executed a deed of gift in favor ofxx, xx. Sxxe, the plaintiff have continued to occupy the premises and continued to pay the monthly mortgage on premises without any assistance from defendant. Deed of gift executed by the plaintiffs is voidable based on fraudulent misrepresentation. The same order is granted to declare the deed of gift to be null and the title of the property shall be returned to borrower.
There is one code enforcement lien in the favor oxx
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid prxxipal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and the P&I is $x,xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The unpaid prxxipal balance is reflected in the amount of xx The current interest rate is x.xxx% and the P&I is $x,xxx.xx. The loan was modified on xx/xx/xxxx. According to modified terms, the new prxxipal balance is $xxx,xxx.xx. Borrower promises to pay P&I in the amount of $x,xxx.xx with the initial interest rate of x.xxx % beginning from xx The stated maturity date is xx The loan was modified with the four steps.
According to notice of trustee’s sale loxxted at “xx the sale was scheduled on xx No further activity regarding foreclosure has been found in the loan file.
The borrower,xx had filed the bankruptcy under chapter xx with the cxxnd the plan was confirmed on xx The xxse was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the foreclosure complaint was filed on xx and the sale was scheduled on xx/xx/xxxx. The comment dated xx states that the sale has been xxncelled due to loss mitigation. The modifixxtion has been offered to the borrower. The modifixxtion has been denied on xx/xx/xxxx.In xx State, restart of foreclosure was needed at first publixxtion. According to seller tape data, the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. The foreclosure has been put on hold due to bankruptcy filing. The borrower, xx" had filed the bankruptcy under chapter xx with the xx
According to comment dated xx/xx/xxxx, the subject property is owner occupied. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.

Update:
As per servicing comment dated xx bankruptcy chapter x was discharge.
As per servicing comment dated xx the loan was modified and the new maturity date is xx/xx/xxxx. Further details were not provided.

Foreclosure Comments:According to notice of trustee’s sale loxxted at xx, the sale was scheduled on xx/xx/xxxx. No further activity regarding foreclosure has been found in the loan file.
The borrower, “xx” had filed the bankruptcy under chapter xx with the xxse #xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The xxse was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the foreclosure complaint was filed on xx/xx/xxxx and the sale was scheduled on xx/xx/xxxx. The comment dated xx/xx/xxxx states that the sale has been xxncelled due to loss mitigation. The modifixxtion has been offered to the borrower. The modifixxtion has been denied on xx/xx/xxxx.In xx State, restart of foreclosure was needed at first publixxtion. According to seller tape data, the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. The foreclosure has been put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter xx with the xxse #xx-xxxxx on xx/xx/xxxx.

Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter xx with the xxse #xx-xxxxx on xx/xx/xxxx. POC had filed by the creditor, "xx d/b/axx" for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
According to voluntary petition schedule D, the value of the collateral is $xxx,xxx.xx and the amount of secured claim is $xxx,xxx.xx. According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxx.xx per month for x months. The estimated arrearage to be paid through the chapter xx plan is in the amount of $xx,xxx.xx. According to objection to confirmation of modified plan dated xx/xx/xxxx, debtor has already had one post-chapter x discharge xxse dismissed for failure to make step payments (xxse No. xx-xxxxx-KHK) dismissed April xx, xxxx yet has filed this latest xxse with yet another unrealistic "step payment" Plan. The proposed step payment from $xxx.xx per month to $xxx.xx per month and then to $xxx.xx per month are not supported by Debtor's budget, and this Plan would be doomed to failure. This xxse was dismissed onxx/xx/xxxx.	This modifixxtion agreement was made between the borrower, "xx," and the lender, "xx, xx" on xx According to modified terms, the new prxxipal balance is xx Borrower promises to pay P&I in the amount of $x,xxx.xx with the initial interest rate of x.xxx % beginning from xx The stated maturity date is xx The loan was modified with the four steps.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Referred to Attorney |---| |----| Comment: The sale was scheduled on xx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Documentation   Variance:    Variance %:    Comment: Loan documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percenxx
Field: Original Stated P&Ixx
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Not applixxble.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx Tape Valuexx  Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The following required state disclosures are missing from the loan file.
x.VA Applixxtion Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be xxlculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36507510	xx	601	Not Applicable	39.503%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$704.88	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx which was recorded on xx The chain of assignment has not competed. The latest assignment is from xx to xx dbaxx which was recorded on cc however, the missing assignment is to xx (xx). There are HOA liens against the borrower namexx respectively; however, the amount of lien and property address has not mentioned on the documents. There HOA foreclosure lien against the borrowerxx; however, the amount of lien and property address has not mentioned on the documents. There are various judgments against the borrower xxhowever, the amount has not mentioned in the document. Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx. No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xxx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The reason for the default of the borrower was a curtailment of xxome. As per the servicing comment dated xx/x/xxxx, the borrower was interested in a modifixxtion. The trial mod was initiated. The lender offered three months of a trial payment plan to the borrower which was started from xx to xx/xx/xxxx with the monthly PITI of $x,xxx.xx; however, the borrower failed to make all three trial payment plans. No foreclosure activity has been found. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Update: The borrower had filed bankruptcy under chapter-xx with thexx As per the servicing comment dated xx the bankruptcy has been discharged on xx/xx/xxxx.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the xx. As per the third amended plan(xx) which was filed on xx the debtor was supposed to pay to the trustee for the period of xx months. The first xx months in the amount of $xxx.xx and remaining xx months in the amount of $xxx.xx; however, the plan is not confirmed yet. The POC was filed by the creditor xx on xx with the POC amount of xx and the amount of arrearage is xx No comment has been found indixxting a cram down. Plan was confirmed on xx	The step modifixxtion agreement was made on xx between the borrower “xx” and lender “xx, xx”. The unpaid prxxipal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx and the maturity is dated xx

Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -1 (Days) |----| Comment: According to the PACER, current Bk(POC) date is xx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: The mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: The mod step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: 29 (Days)   Variance %:    Comment: The mod step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: The mod step 4 date is xx   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: the lender required MI.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Lxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xxTape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: Prior payment history is not available. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed xx Discount Points Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the xx discount points test. The loan is a first lien mortgage and has a prxxipal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a xx reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a xx reduction of the interest rate, if they are marked as "xx - State."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted at xx state. The following require state disclosures are missing from the loan file.  x.Amortization Schedule Disclosure x.Credit Property Insurance Disclosure x.Fee Agreement x.Priority of Security Instrument Disclosure x.Attorney Selection Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35467681	xx	703	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$177,600.00	2.000%	$1,085.26	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx in the favor of MERS as nominee for xx
The chain of the assignment has not been completed. The last assignment is from xx to xx DBAxx which was recorded on xx The last assignment should be with xx (xx).
There is one junior mortgage against the subject property originated on xx in the favor of MERS as nominee for xx recorded on xx
There is one civil judgment against the borrower, “xx” in the favor ofxx. which was recorded on xx Amount of judgment has not been provided on the supportive document.
First and second installments of county taxes for the year of xxxx-xxxx have been paid in the total amount of $xxxx.x on xx and xx respectively. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid prxxipal balance is reflected in the amount of $xxx,xxx.xx excluding deferred balance of $xxx,xxx.xx. The current interest rate is x.xxx % and P&I is $x,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is the next due date is xx/xx/xxxx. The last was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid prxxipal balance is reflected in the amount of $xxx,xxx.xx excluding deferred balance of xx The current interest rate is x.xxx % and P&I is $x,xxx.xx. According to review of the collection comment, the reason for default is illness of borrower. No foreclosure details have been found in the collection comment.
The borrower, “xx had filed the bankruptcy under chapter x with thexxonxxAccording to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx Order on Motion for Relief from Stay was filed on xx
Motion to convert a xxse under chapter x to a xxse under chapter xx was filed on xx Order denying motion to convert xxse to chapter xx was filed on xx Debtor's motion to reconsider ruling on motion to convert Chapter x xxse to a xxse under chapter xx was filed on xx/xx/xxxx. Order denying motion to reconsider was filed on xx/xx/xxxx as Debtor had made seven material misrepresentations in her schedules.
According to Response to Objection to Claim #x  dated xx on August x, xxxx, Defendant, xxwith Plaintiff to sell a certain four-unit multi-family residential building with a street address known as xxwhich she owns for Seven Hundred Thousand Dollars xx The listing agreement expired on February xx, xxxx. According to cross claim by defendant cross-plaintiff xx, the cross defendant seller, Brewster failed to appear at settlement and did not perform all of the term and provisions of the contract to complete settlement.xx
The xxse was discharged on xx The xxse was not yet terminated.
Current occupancy and condition of the subject property are unable to determine from the collection comment.

Update:
As per the servicing comment dated xx FC xxncelled on xx due to reinstatement.
As per the servicing comment dated xx the subject property is owner-occupied.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower, “xx had filed the bankruptcy under chapter x with thexx. According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx Order on Motion for Relief from Stay was filed on xx

Motion to convert a xxse under chapter x to a xxse under chapter xx was filed on xx Order denying motion to convert xxse to chapter xx was filed on xx Debtor's motion to reconsider ruling on motion to convert Chapter x xxse to a xxse under chapter xx was filed on xx Order denying motion to reconsider was filed on xx as Debtor had made seven material misrepresentations in her schedules.

According to Response to Objection to Claim #x  dated xx on August x, xxxx, Defendant,xx with Plaintiff to sell a certain four-unit multi-family residential building with a street address known as xx(the “Property”) which she owns for xx The listing agreement expired on February xx, xxxx. According to cross claim by defendant cross-plaintiff xx failed to appear at settlement and did not perform all of the term and provisions of the contract to complete settlement.xx
The xxse was discharged on xx/xx/xxxx. The xxse was not yet terminated.
This modifixxtion agreement was made between the borrower, "xx" and the lender, "xx xx" on xx/xx/xxxx. The new prxxipal balance is in the amount of xx out of which xx is deferred prxxipal balance. Hence, interest bearing amount is reflected in the amount of xx Borrower promises to pay P&I in the amount of xx with the initial step interest rate of x.xx% beginning from xx The stated maturity date is xx/xx/xxxx. The loan was modified with the four steps.	Credit Applixxtion Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: Not Applixxble Tape Value: 1/3/2018 |---| |----| Comment: POC had not been filed by the creditor for the subject mortgage. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx
Field: Original Stated P&I   Loan Value: xx
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Not Applixxble   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: Single Family Variance: Variance %: Comment: The subject property type is 1-4 family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final loan applixxtion is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Eduxxtion and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to be xxlculated as supportive document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1620530	xx	Unavailable	Not Applicable	64.529%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$1,112.76	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with MERS as nominee for xx. which was recorded on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx D/B/A .xx to xx DBAxx which was recorded onxx/xx/xxxx. However, the assignment is missing to xx (xx).
x) There is a junior mortgage in the favor ofxx which was recorded on xx in the amount of xxHowever, the subject mortgage holds the first lien position.
The town annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. The school annual taxes for the year of xxxx-xxxx have been paid in the amount of $xxxx.xx. The county annual taxes for the year of xxxx have been paid in the amount of $xxx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of xx The UPB is reflected in the amount of xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the xx on xx/xx/xxxx and the plan was not confirmed. According to the amended chapter xx plan dated xx the debtor shall pay the total amount of xx by paying $xxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx
The foreclosure was initiated. The foreclosure complaint was filed on xx However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of xx The UPB is reflected in the amount of xx till the due date of x/x/xxxx.
The loan modifixxtion agreement was made on x/x/xxxx between the borrowerxx and lender xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till maturity date of x/x/xxxx. The New Prxxipal Balance stated in the modifixxtion is xx
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed onxx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx and the plan was  confirmed onxx/xx/xxxx. According to the amended chapter xx plan datedxx/xx/xxxx the debtor shall pay the total amount of xx by paying $xxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx
The loan modifixxtion agreement was made on xx between the borrower r xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx till maturity date of xx The New Prxxipal Balance stated in the modifixxtion is xx	Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Mortgage Insurance Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: Not Applixxble Tape Value: M |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure complaint was filed on xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   Loan Value:xx
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Property addressxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the xx license validation test.
PA License Validation Test: FAIL
The xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xxxx.
The xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xxxx. Additionally, the xx First Mortgage Banker License, xx Secondary
Mortgage Loan License, xx Unlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after January xst, xxxx."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed the xx license validation test."
* DTI > xx% (Lvl x)     "According to the final applixxtion, the borrower base xxome is $xxxx.xx and the total debt is in the amount of $xxxx.xx. Hence, the DTI ratio comes out to be more than xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer document is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 1) "MI cert is missing from the loan file. As per seller tape this loan does not have active MI as of May-2019."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21602169	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx in favor of MERS as nominee forxx . and also was recorded on xx
The chain of assignment is xxomplete. The latest assignment of mortgage is with xx, d/b/axx and it was recorded on xx However, it should be with xx.
There is a junior mortgage against the subject property in favor of xx. in the amount of xx and it was recorded on xx
Active judgments or liens have been found pending are as follows:
x) Credit xx judgment against the borrowerxx in favor of xx in the amount of xx and it was recorded on xx
x)  IRS lien againstxx in favor of xx in the amount xx and it recorded on xx
x) State tax lien against the borrower xx
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.

Provided payment history as of xx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx The borrower made last payments as per note terms on xx The last payment of xx was received on xx in the amount of $x,xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of xx	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/xxxx to xx/xx/xxxx reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The borrower made last payments as per note terms on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xxx,xxx.xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased xxome. The borrower made last payment as per note terms on xx/xx/xxxx. The loan is not yet modified sxxe origination.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx withxxand the plan was confirmed on xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx and the plan was confirmed on xx
According to the amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for x month, then $x,xxx.xx per month for x months, then $x,xxx.xx per month for xx months. The total amount to be paid into the Plan is $ xxx,xxx.xx. The estimated amount of arrearage to be paid for the collateral is in the amount of xx	Not Applixxble	Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Origination Appraisal	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value:xx/xx/xxxx |---| -3 (Days) |----| Comment: Current bankruptcy proof of claim date isxx/xx/xxxx but tape data shows xx Tape Source: Initial Tape Type:
Field: Current Servicer Name   Loan Value: Unable to determine   Tape Value:xx, xx   Variance:    Variance %:    Comment: Current servicer name is unable to determine but tape data showsxx, xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation but tape data shows full documentation.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Amortization Type   Loan Value: Not Applixxble   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: Unavailable xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx state. The following state disclosures are missing from the loan file.
Choice of Settlement Agent Disclosure
VA Applixxtion Disclosure
Disclosure of Charges For Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value
Affiliated Business Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41723259	xx	Unavailable	Not Applicable	25.419%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lenderxx. in the amount of xx which was recorded on xx
The chain of the assignment has not been completed. The latest assignment is with xx dbaxx which was recorded on xx However, the missing assignment is to xx (xx).
There is an active senior mortgage prior to subject mortgage in the favor ofxx in the amount of xx which was recorded on xx
There is an active junior mortgage against the property in the favor of xx, xx in the amount of xx
Annual combined taxes for the year of xxxx, xxxx and xxxx have been paid on xx xx/xx/xxxx and xx respectively each in the amount of $ xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.
Unable to determine the reason for default from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
Unable to determine the occupancy and current condition of the subject property.  No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount x xx for the period of xx. The POC was filed on xx with the POC amount of xx and the amount of arrearage is xx  Last time bankruptcy was filed on xx

Not Applixxble	Affiliated Business Disclosure Credit Applixxtion Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Modifixxtion Amortization Type Loan Value: Not Applixxble Tape Value: Fixed |---| |----| Comment: The loan has not modified. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: MI is nit required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx
Field: Original Standard LTV (OLTV) Loan Value: xx	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "The executed copy of final applixxtion is missing from the loan file; however, the values are updated from un executed copy of the applixxtion which was loxxted at xx."
* Applixxtion Not Signed by All Borrowers (Lvl x)     "The executed copy of final applixxtion is missing from the loan file; however, the values are updated from un executed copy of the applixxtion which was loxxted at "xx"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted at xx state. The following require state disclosures are missing from the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47359696	xx	623	Not Applicable	39.899%	First	Final policy	Not Applicable	x	xx	xx	$121,880.41	2.000%	$672.88	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the mortgage was originated on xx/x/x with MERS as xx
The chain of mortgage assignment is xxomplete. Currently, the mortgage assignment is with xx. This should be with xx (xx).
There is an junior mortgage open against the subject property in the favor xx
Annual county taxes of xxxx have been paid in the amount of xx	The payment history dated as of xx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for x months. The last payment was received on xx/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid prxxipal balance is in the amount of xx and modifixxtion deferred balance remained in the amount of xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for x months. The last payment was received on xx/x/xxxx in the amount of xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx and modifixxtion deferred balance remained in the amount of $xxx,xxx.xx.
According to the PACER, xx(borrower) had filed bankruptcy under chapter-xx with the xxand the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed by xx, xx onxx/xx/xxxx, in the secured claim amount of xx and an arrearage in the amount of xx Initial chapter xx plan was filed on xx/xx/xxxx. Second Amended plan was filed on x/x/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $x,xxx.xx monthly for xx months. This plan was confirmed onxx/xx/xxxx.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
The exterior property inspection report dated xx/xx/xxxx does not reflects any damages or repairs to the property.

Update:
According to servicing comments dated xx/xx/xxxx, the subject property was damaged such as floor, painting and roof damages. The repairs to the damages were completed.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the xx and the plan was confirmed onxx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remain as $x.xx. POC was filed by xx, xx onxx/xx/xxxx, in the secured claim amount of xx and an arrearage in the amount of $x,xxx.xx. Initial chapter xx plan was filed on xx/xx/xxxx. Second Amended plan was filed on x/x/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $x,xxx.xx monthly for xx months. This plan was confirmed on xx	The loan modifixxtion agreement was made between borrower and lender on xx with the new modified unpaid prxxipal balance is xx From UPB, the prxxipal balance was deferred in the amount of xx The interest bearing amount was xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.x% and P&I will be $x,xxx.xx applixxble from x/x/xxxx to maturity date x/x/xxxx.	Affiliated Business Disclosure Missing Required Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| -42 (Days) |----| Comment: POC was filed on xx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Modifixxtion was step   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Documentation   Variance:    Variance %:    Comment: Applixxtion documents are available in the loan file.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: xxptured as per MOD agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: xxptured as per MOD agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: 29 (Days)   Variance %:    Comment: xxptured as per MOD agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: xxptured as per MOD agreement.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2363.47   Tape Value: $1915.83   Variance: $447.64   Variance %: 23.36532%   Comment: per scope- used TIL   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name   Loan Value: Not Applixxble   Tape Value: xx   Variance:    Variance %:    Comment: Not found.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: xxptured as per Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69943454	xx	722	674	46.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated on xx with MERS as nominee for xx, xx.
Chain of assignment is xxomplete. Currently the assignment is with xx which was recorded onxx/xx/xxxx; however, current assignment should be with xx.
x
There is one HOA/ COA Lien against the subject property found open in the amount of $xxx.xx favor of Riverview xx which was recorded on xx
There is one state tax lien judgment against the borrower found open in the amount of $xxx.xx favor of State of xx which was recorded on xx
There are two civil judgment against the borrower found in the total amount of xx favor of xx which was recorded on xx and xx respectively.
There is one civil judgment against the borrower found open in the amount of xx favor ofxx which was recorded on xx
There is one junior mortgage found open in the amount of xx favor of MERS as nominee for xx, xx. which was recorded on xx
According to updated title report, annual combined taxes for the year of xxxx have been paid in the amount of xx The annual sewer charges for the year of xxxx are delinquent in the amount of $xxxx.xx which was due onxx/xx/xxxx and good through date isxx/xx/xxxx.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx Summon & complaint of foreclosure was filed dated on x/x/xxxx. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xxxx in the amount of xx which was applied to xx The next due date is xx  As per payment history, the current UPB is being reflected in the amount of xx
Review of PACER, bankruptcy is not initiated on the loan.
Reason for default is curtailment of xxome.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/x/xxxx.  Summon & complaint of foreclosure was filed dated on x/x/xxxx. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applixxble	Not Applixxble	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Modifixxtion Amortization Type Loan Value: Not Applixxble Tape Value: Fixed |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx  Comment: system data   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Used data from note for address   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
Loan data is xx which is compared with xx and variance is -$xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of Service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing Transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10971307	xx	621	602	39.129%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,395.37	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx with instrument# xx in the amount of $ xx with MERS asxx.
the latest assignment is from xx to  xx Dbaxx, However, the current assignee should be xx (xx).
There is a junior mortgage against the subject property in the favor of xx for the amount of xx which was recorded on xx
There is a civil judgment in the favor of xx (x), xx for the amount of xx which was recorded on xx

No delinquent property taxes have been found.

As per the payment history as of xx/xx/xxxx, the next due date is x/x/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy and the next due date is x/x/xxxx .
The RFD is due to illness of the spouse.  The property has been occupied by the owner.
According to servicing comment dated xx/xx/xxxx, the borrower did not qualify for the modifixxtion due to prior modifixxtions and poor payment history.
The servicing comment dated xx/xx/xxxx states, the FC is on hold due to active xx months repayment plan.
The servicing comment dated xx/xx/xxxx states, the FC sale date of xx/xx/xxxx has been on hold.  No further details are available.  The sellers tape date shows that the sale was scheduled for x/x/xxxx. However, the servicing comments are available tillxx/xx/xxxx. Hence, the current sale date is unable to be confirmed.

Foreclosure Comments:The foreclosure was recently initiated by filing the notice of default and election to sell under deed of trust on x/x/xxxx. The FC sale was scheduled on xx/xx/xxxx.  However, the sale was put on hold due to bankruptcy filed by the borrower under chapter xx on xx/xx/xxxx.  However, the servicing comment dated xx/xx/xxxx states, the FC sale date of xx/xx/xxxx has been on hold.  No further details are available.  The sellers tape date shows that the sale was scheduled for x/x/xxxx. However, the servicing comments are available tillxx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrowerxx.The plan was confirmed on xx POC was filed onxx/xx/xxxx in the secured claim of xx and the arrearage amount is xx As per the confirmed plan, the subject claim is fully secured and will be paid outside of chapter xx plan directly by the debtors.	The modifixxtion agreement was made between Lender xx and Borrower xx. As per the terms of the modifixxtion, the new modified prxxipal balance in the amount of xxwill be paid with fixed interest at the rate of x.xxx % in equal monthly installment of $x,xxx.xx beginning from xx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: xx Tape Value: xx |---| 24 (Days) |----| Comment: AS per PACER POC filed date is xx Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Held   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Servicer Name   Loan Value: Not Applixxble   Tape Value:xx, xx   Variance:    Variance %:    Comment: The current servicer name is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The original CLTV ration percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.360%   Variance %: -xx   Comment: The original CLTV ration percent is xx   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: The prior servicer nae is unable to determine. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the xx

The xx, effective July x, xxxx, requires all mortgage lenders, mortgage brokers, and originators operating in xx. Mortgage lenders, brokers, and originators operating in
xx
The xx
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     xx
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Alaska.
 The required Insurance Sales disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x, the settlement date is xx however, the note date is xx		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83929927	xx	642	Not Applicable	39.362%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$701.22	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with the lender MERS as nominee for xx, xx. which was recorded on xx
The chain of the assignment has not been completed. The current assignment is with xx DBAxx, Its Successor and Assigns which was recorded on x/x/xxxx. However, it should be with xx.
No active judgments or liens have been found.
Annual installment of combined jurisdiction tax of xxxx has been paid in the amount of xx on xx
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxx, which was applied for the due date of xx/x/xxxx and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxx, which was applied for the due date of xx/x/xxxx and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is loss of xxome.
The loan modifixxtion agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity is xx/x/xxxx. There is no provision for the balloon payment.
The borrower xxThe debtor was dismissed for failure to make plan payment on xx and the xxse got terminated on xx/xx/xxxx.
The foreclosure was initiated and the file was referred to an attorney on xx As per the comment datedxx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. As per the comment datedxx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:The borrowerxxhad filed bankruptcy under chapter xx with the xxand the plan was confirmed on x/x/xxxx. As per the chapter xx plan the debtor shall pay to the trustee the sum of xx per month for xx months. The POC was filed onxx/xx/xxxx with the claim amount of xx and the amount of arrearage is xx The motion for relief from stay was filed on xx The debtor was dismissed for failure to make plan payment on xx and the xxse got terminated on xx	This loan modifixxtion agreement was made between (borrower) Cxx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity is xx There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower xx had filed bankruptcy under chapter 13 with the xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applixxble   Tape Value: $2103.66   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Prior Servicer #1 Name Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x.xx Loan Agreement Notice.
x. Commitment Requirement/Anti-Tying.
x. TILA Disclosures in Spanish.
x. Choice of Insurance Notice.
x. Collateral Protection Insurance Disclosure.
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?.
x. Insurance Solicitation/Post Commitment Requirement.
x. Construction Loan Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92263566	xx	Unavailable	Not Applicable	27.258%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx. There is a junior mortgage in the amount of xx which was recorded on xx with xx. No active judgments or liens have been found. Annual combined taxes of xxxx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.	Review of payment history as of date xx/xx/xxxx, the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. The borrower is maxxpayments as per note terms.
Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. The borrower is maxxpayments as per note terms.
This loan was closed on x/x/xxxx. As per Note, the first payment date is x/x/xxxx. Therefore no collection comments are available for review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Not Applixxble	Not Applixxble	Credit Report	Field: Post-Close DTI per 1003 Loan Value: 27.258% Tape Value: 27.708% |---| -0.450% |----| -0.45000% Comment: As per xxlculations, DTI is 27.258%; however, tape shows 27.708%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 16.322% Tape Value: 16.773% Variance: -0.451% Variance %: -0.45100% Comment: The Housing Ratio on the Applixxtion is 16.773%, however, the audited xxlculated Housing Ratio is 16.322%. Tape Source: Initial Tape Type:	3: Curable	* Assets Verifixxtion (Lvl 3) "Loan fails ATR due to missing Proof of EMD. The Final Closing Disclosure reflects an Earnest Money Deposit of xx as a closing credit to the Borrowers, however, there is no proof of an EMD being conveyed to the title company in the file and the Borrowers bank statements do not reflect the withdraw of xx	* ComplianceEase Risk Indixxtor is "Elevated" (Lvl x) "Section xx Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by +x.xxx%.
Loan exceeds QM APR Threshold.  Loan has an APR of x.xxx% which exceeds the QM APR Threshold of x.xxx% by .xxx%."
* Loan does not conform to program guidelines (Lvl x)     "The loan was closed as axx, however, the loan xxome limits are exceeded.  The loan program allows for a maximum combined annual xxome of x people up to $xx,xxx for xx County.  Borrowers combined annual xxome is xx  The transmittal Summary reflects a combined monthly xxome of xx which is also the xxlculated xxome from the audit, however, the lock confirmation for xx reflects a monthly xxome of only xx
																									* Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56997919	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$621.64	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx. The chain of assignment is xxomplete as the current assignment is with xx, xx. However, the current assignee should be xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The last payment was received on xx/x/xxxx in the amount of $xxx.xx that was applied for xx/x/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in collections. The borrower is not maxxpayments regularly. The last payment was received on xx/x/xxxx in the amount of xx that was applied for xx The next payment is due on xx/xx/xxxx. The debtor Jeff Copeland and Sandra H Copeland had filed the bankruptcy under chapter xx withxxon xx/xx/xxxx. As per chapter xx plan dated xx the debtor shall pay $xxxx.xx monthly to the trustee for xx months. The plan was confirmed on xx/xx/xxxx. The debtors were discharged on xx/x/xxxx. However, the bankruptcy was reopened on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. The MFR was filed on xx The POC was filed on xx/xx/xxxx with POC amount of xx and amount of arrearage is xx No evidence of foreclosure has been found. The reason for default of borrower is unemployment or decreased xxome.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtorxxland had filed the bankruptcy under chapter xx with xx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxxx.xx monthly to the trustee for xx months. The plan was confirmed on xx/xx/xxxx. The debtors were discharged on xx/x/xxxx. However, the bankruptcy was reopened on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. The MFR was filed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with POC amount of xx and amount of arrearage is xx	The loan modifixxtion agreement was made between xxThe first modified payment is still due for xx/x/xxxx and the new maturity date will be xx/x/xxxx. The new Modified Unpaid Prxxipal Balance is $xxx,xxx.xx.The modifixxtion rate would be x.xxx % and modified P&I is $xxx.xx	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 241 Tape Value: 243 |---| -2 |----| -0.82304% Comment: Age of Loan is 241 however the tape data shows 243. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: 10/1/2013   Tape Value: 11/1/2013   Variance: -31 (Days)   Variance %:    Comment: Doc date of Last modifixxtion is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Mailing Address street is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 658   Variance: -178   Variance %: -xx   Comment: Modifixxtion stated term is xx however the tape data shows 658.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 222111111000011100000321   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: Payment History String is 000000000001 however the tape data shows 00000000000020211.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123000001110000111111222   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: Payment History String reversed is 000000000001 however the tape data shows 00000000000020211.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address street is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2053   Tape Value: 12/1/2028   Variance: 9070 (Days)   Variance %:    Comment: Stated maturity date is 10/1/2053 however the tape data shows 12/1/2028.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 658 Tape Value: 480 Variance: 178 Variance %: 37.08333% Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fee is also not available in the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48023729	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated on xx shows that the mortgage was originated on xx in the amount of xx and it was recorded on xx in favor of xx xx. The chain of assignment has not been completed as the mortgage is currently with lenderxx, xx instead of the current assignee xx.
There is one HOA lien on the subject property in favor of xx total in the amount of $xxx.xx which was recorded on xx The subject property is loxxted in State of xx. There is a risk of the property to be getting foreclosed due to above unpaid lien. This xxn be cure if above unpaid lien will paid in full with unpaid interest and late fees.
There are x credit xx judgments total in the amount of $x,xxx.xx in favor of xx which were recorded on xx and xx
The annual combined taxes of xxxx have been paid total in the amount of xx
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is performing. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment was made by borrower is as per the original note terms.	Collections Comments:The loan is performing. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment was made by borrower is as per the original note terms.

Thexx. The POC was filed by the creditor xx, xx on xx with secured amount of xx and the amount of arrearage is xx The amended plan was confirmed onxx/xx/xxxx and as per Order Confirming Chapter xx plan datedxx/xx/xxxx the debtor shall pay arrearages total in the amount of xx for xx months and regular payments for xx months total in the amount of xx with monthly payment of $xxx.xx. The bankruptcy was discharged on xx/xx/xxxx and the xxse was terminated on xx As per trustees final report dated xx/xx/xxxx total prxxipal paid towards the subject creditor is in the amount of $xx,xxx.xx. However, the latest payment history as ofxx/xx/xxxx reflects the UPB in the amount of xx and the last payment was received on xx in the amount of $xxx.xx for the due date of x/x/xxxx. The next due date is x/x/xxxx.

According to the updated title report datedxx/xx/xxxx the subject mortgage is at second lien position as there is one HOA lien on the subject property in favor of xx total in the amount of $xxx.xx which was recorded on x/x/xxxx. The subject property is loxxted in State of xx. There is a risk of the property to be getting foreclosed due to above unpaid lien. This xxn be cure if above unpaid lien will paid in full with unpaid interest and late fees.

As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The xx. The POC was filed by the creditor xx, xx onxx/xx/xxxx with secured amount of $xx,xxx.xx and the amount of arrearage is xx The amended plan was confirmed on xx and as per Order Confirming Chapter xx plan dated xx the debtor shall pay arrearages total in the amount of xx for xx months and regular payments for xx months total in the amount of $xx,xxx.xx with monthly payment of $xxx.xx. The bankruptcy was discharged on xx/xx/xxxx and the xxse was terminated on xx As per trustees final report dated xx/xx/xxxx total prxxipal paid towards the subject creditor is in the amount of xx However, the latest payment history as of xx reflects the UPB in the amount of xx and the last payment was received on xx in the amount of xx for the due date of x/x/xxxx. The next due date is x/x/xxxx.	Not Applixxble	Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is yes, tape shows no Tape Source: Initial Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: MAiling address street isxx, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110221111110211010001110   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 0000000000000, tape shows 00000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011100010112011111122011   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 0000000000000, tape shows 00000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street isxx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD , tape shows Single family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "The Final Applixxtion is missing from the loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
TILA Finance Charge Test is Failed as  Loan Data is  x.xxx%,Comparison Data is  x.xxx% and  Variance is -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is Failed as  Loan Data is  x.xxx%,Comparison Data is  x.xxx% and  Variance is -x.xxx%.
This loan failed the TILA APR test."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from loan files."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted inxx State and the required disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23970899	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$35,085.06	4.625%	$389.44	xx/xx/xxxx	Financial Hardship	Review of the updated title report shows that the subject mortgage was originated on xx with MERS as nominee for Prxxipal xx, xx., which was recorded on xx
The chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx/x/xxxx. However, the assignment should have been with xx.
There is a junior mortgage against the subject property in the favor ofxx (xx) xx, in the amount of xx which was recorded on xx
There is a credit xx judgment against  xx in the favor of xx, in the amount of xx which was recorded on xx
The annual combined taxes of xxxx have been paid in the amount of xx
No prior year's delinquent taxes have been found.
Review of the payment history as of xx shows that the borrower is current with the loan and the next due date for payment is xx The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to the servicing comments, the borrower is current with the loan.
Review of the payment history as of xx shows that the borrower is current with the loan and the next due date for payment is xx The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected as per the payment history is in the amount of xx
Reason for default is excessive obligations.
The servicing comment datedxx/xx/xxxx shows that the subject property is owner-occupied.

The BPO report datedxx/xx/xxxx loxxted at “x.x.x.xxxx xxxxxxxxxx” shows that the subject property is owner-occupied. Its “As-Is-Price” is xx
In addition, the loxxtors for the comment history are as follows:
x. xx

Update:
No information found in recent available CC.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xxThe POC was filed onxx/xx/xxxx with the secured claim amount of xx and the amount of arrearage was xx The plan was confirmed on xx The motion for relief was filed on xx and order was granted on xx The xxse was discharged on xx and terminated on xx	This modifixxtion agreement was signed between the borrower xx
The unpaid prxxipal balance was $xxx,xxx.xx with an interest rate of x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx.
The prior modifixxtion were done on xx/x/xxxx & xx/x/xxxx.	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated per bankrutpcy documents Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Prxxipal xx, xx   Tape Value: Prxxipal xx , xx   Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applixxble   Tape Value: 25.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 638   Variance: -158   Variance %: -24.76489%   Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100010000100000021121111   Tape Value: 223000000000000000000000   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111121120000001000010001   Tape Value: 000000000000000000030322   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated per Mortgage   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: xx Tape Value: xx Variance: 158 Variance %: 32.91666% Comment: Updated per modifixxtion Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Applixxtion Missing (Lvl x) "Final applixxtion/xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90586752	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx, xx.in the amount of xx which was recorded on xx
The chain of the assignment has not been completed. The latest assignment is from xx, xx. to xx, xx which was recorded on xx/xx/xxxx; however, the missing assignment should be with “xx”.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year of xxxx have been paid on xx in the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx
The reason for the default of the borrower was a curtailment of xxome.
No loss mitigation activity has been initiated in the last xx months of servicing comments.
No foreclosure activity has been found.
As per the BPO report loxxted atxx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower “xxr” had filed bankruptcy under chapter-xx with the xx. As per the initial chapter xx(doc#xx) plan, the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months. The POC was filed by the creditor xx on xx with the POC amount of xx and the amount of arrearage is xx The notice of conversion of a xxse from chapter xx to chapter x was filed on xx/xx/xxxx. No comment has been found indixxting a cram down.  The xxse was discharged on xx and fully terminated on xx

Not Applixxble	Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under chapter 13 on xx Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx, xx.   Tape Value: xx xx.   Variance:    Variance %:    Comment: As per the note, Lender name is xx, xx   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111112122111211100000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: The Payment history string is 011120121100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000001112111221211111 Tape Value: 000000000000000000010111 Variance: Variance %: Comment: The Payment history string reversed is 001121021110 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion/xxxx is missing from the loan files."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed TILA APR Test FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx state. The  Waive of Borrowers right disclosure is available in the loan file which was loxxted at "Ln#xxxxx.pdf page#xx" and Disclosure of Additional Fees disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer document is missing from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure document is missing from the loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73126478	xx	Unavailable	Not Applicable	39.156%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$8,875.60	3.875%	$217.40	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage originated on xx withxx xx “lender” and was recorded on x/x/xxxx. The chain of assignment has been not completed. The Last assignment is from x xx x, xx Successor by toxx, by xx, its attorney-in-fact its successor and assigns to xx and recorded on xx
The annual installments of combined taxes for the year xxxx are paid on xx in the amount of xx
Following liens and judgments are active on the title.
x. Civil judgment held by x x x in the amount $x,xxx.xx.
x.  Civil judgment held by xx in the amount xx
x. Civil judgment held by xx in the amount of xx
The current ownership is vested in the name of xx.
The review of the payment history shows that, the borrower is currently delinquent from more than one month and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/x/xxxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is not stated. The comment history dated xx states that the borrower had discussed about the payment due and he want to know about the past due. He told that he will pay xx to bring the loan current.
The occupancy details have not been found but as per comment history datedxx/xx/xxxx the property is occupied. However the BPO report dated xx states that it was occupied by an unknown party.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on x/x/xxxx. No further details have been found.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter x with the Cxx The plan was discharged onxx/xx/xxxx.
The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down.

The loan modifixxtion agreement was made between borrowerxx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx beginning xx The new prxxipal balance is $xx,xxx.xx. The maturity date is x/x/xxxx.
The trial plan was offered on dated xx/xx/xxxx to borrower which was start date on xx xx/x/xxxx and x/x/xxxx in the amount of $xxx.xx.

Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 205 Tape Value: 206 |---| -1 |----| -0.48543% Comment: Age of loan is 205 but tape data shows 206. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 23 (Days)   Variance %:    Comment: Applixxtion date (baseline script version) xx/xx/xxxx but tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is an evidence of bankruptcy.   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Leann   Tape Value: L.   Variance:    Variance %:    Comment: Borrower 1 middle name is L but tape data shows L.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is an evidence of foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 673   Variance: -193   Variance %: -28.67756%   Comment: Modifixxtion stated term is 480 but tape data shows 480. However the tape shows that it is 673.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000000000000000   Tape Value: 044000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 100000001101 but tape data shows 0440000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000100000000   Tape Value: 000000000000000000040440   Variance:    Variance %:    Comment: Payment history string reversed is 1011000000001 but tape data shows 000000000000000040440.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $678.70   Tape Value: $36.85   Variance: $641.85   Variance %: 1741.79104%   Comment: Post close total debts per 1003 is $678.70 but tape data shows $36.85.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/1/2058   Tape Value: xx   Variance: 9528 (Days)   Variance %:    Comment: Stated maturity date is 2/1/2058 but tape data shows 1/1/2032.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Single Family   Variance:    Variance %:    Comment: The property type is manufactured. However the tape shows that it is Single Family Residence.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 673 Tape Value: 480 Variance: 193 Variance %: xx Comment: Total term xxluding mod. extensions is 673 but tape data shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in state of xx. The following state required disclosures are missing in the loan file namely as
x. Placement of Insurance Disclosure
x.  Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
x. Insurance Solicitation/Post Commitment"
																									* Property is Manufactured Housing (Lvl x) "Home has been affixed to the permanent foundation. The appraisal report at origination states that the subject property type is manufactured home. The mortgage legal does not have VIN number listed in it. The Alta x endorsement is not attached with the Title policy. The tax search report available in the updated title report dated xx/xx/xxxx shows separate tax assessment for land & improvements. The BPO report dated xx- xx shows property type as Mobile Home. However, as per “xx” document loxxted at “xx shows manufactured home has been affixed and part of real property. The dwelling and the land are registered on the applixxble real property tax rolls and are taxed as real property."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22327454	xx	Unavailable	Not Applicable	52.611%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$424.59	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx and recorded on xx
The chain of the assignment is xxomplete. Currently. the mortgage assignment is with xx. It should be with xx xx.
There is a civil judgment open against the borrower in the favor of xx as Successor in Interest to xx, xx. in the total amount of xx which was recorded on xx
Tax Status:
Annual combined taxes of xxxx, xxxx & xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as of x/x/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid prxxipal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx
As per seller tape data as of xx the payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy and borrower is maxxpayments regularly.
The payment history dated as of x/x/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid prxxipal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx
According to the PACER, xx(borrower) had filed bankruptcy under chapter-xx with thexx and the plan was confirmed on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states the amount of claim without deducting value of collateral was xx and value of collateral that supports for this claim was xx However, unsecured portion remain as $x.xx. POC was filed by xx, NA on xx in the secured claim amount xx and an arrearage in the amount of xx POC was filed by xx on xx/xx/xxxx, in the secured claim amount xx and an arrearage in the amount of xx Chapter xx plan was filed on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx, which states that arrearage will be paid as per pro rata and regular payment will be paid $xxx.xx monthly.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, xx(borrower) had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed by xx, NA on xx in the secured claim amount xx and an arrearage in the amount of xx POC was filed by xx on xx/xx/xxxx, in the secured claim amount $xx,xxx.xx and an arrearage in the amount of xx Chapter xx plan was filed on xx/xx/xxxx. The plan was confirmed on xx which states that arrearage will be paid as per pro rata and regular payment will be paid xx monthly.	The loan modifixxtion agreement was made between borrower and xx on xx with the new modified unpaid prxxipal balance xx The interest bearing amount was xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxxx% and P&I will be $xxx.xx applixxble from x/x/xxxx to maturity date x/x/xxxx.	Credit Report Notice of Servicing Transfer	Field: Age of Loan Loan Value: 202 Tape Value: 203 |---| -1 |----| -0.49261% Comment: Age of loan is 202 however tape data is 203. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 15 (Days)   Variance %:    Comment: Applixxtion date isxx/xx/xxxx however tape data isxx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: E   Tape Value: E.   Variance:    Variance %:    Comment: xxptured as per Note.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: xxptured as per Note.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Modifixxtion is in step.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per applixxtion.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applixxble   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 199   Tape Value: 371   Variance: -172   Variance %: -46.36118%   Comment: Modifixxtion stated term is 199 however tape data is 371   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 444000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 111233333244   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000040444   Variance:    Variance %:    Comment: Payment history string reversed is 442333332111   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $959.36   Tape Value: $52.95   Variance: $906.41   Variance %: 1711.82247%   Comment: Post close total debts per 1003 is 959.36 however tape data is 52.95   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xxptured as per Note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 334 (Days)   Variance %:    Comment: Stated maturity date is xx however tape data is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 371 Tape Value: 199 Variance: 172 Variance %: 86.43216% Comment: Total term xxluding mod extension is 371 however tape data is 199. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "CE Risk Indixxtor is Moderate due to loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test. Loan data is xx Comparison Data is xx and Variance is xx
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30953207	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.375%	$102.86	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx in favor of MERS as nominee for xx Lending and also was recorded on xx
The chain of assignment is missing from the updated title report. The latest assignment of mortgage is should be with xx xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xxx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modifixxtion on xx The last payment of xx/xx/xxxx was received on xx in the amount of $xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of xx	Collections Comments:Loan is performing. Provided payment history from xx to xx/xx/xxxx reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modifixxtion on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of xx
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is death of primary borrower. The borrower made last payment as per loan modifixxtion. The loan is modified once sxxe origination. The loan modifixxtion was last made effective from xx/xx/xxxx.
The borrower promised to pay the unpaid prxxipal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxx and to be ended with the maturity date of xx/xx/xxxx.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xxhad filed bankruptcy under chapter xx with xxand the plan was confirmed on xx/xx/xxxx.The bankruptcy xxse was discharged on xx/xx/xxxx and also got terminated on xx/xx/xxxx.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxxand the plan was confirmed on xx/xx/xxxx.The bankruptcy xxse was discharged on xx/xx/xxxx and also got terminated on xx/xx/xxxx.
According to the modified chapter xx plan dated xx the debtor shall to the trustee the sum of $xxx.xx per month for xx months.	Loan Modifixxtion agreement was made between borrowers xx
The borrower promised to pay the unpaid prxxipal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (post-loan origination) is yes but tape data shows no. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Bernace   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 first name is Bernace but tape data showsxx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: xx   Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment: Doc date of last modifixxtion is xx but tape data shows 7/1/2014.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx Lending   Tape Value: xx  Variance:    Variance %:    Comment: Lender name is xx Lending but tape data shows xx Lending.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 625   Variance: -145   Variance %: -23.20000%   Comment: Modifixxtion stated term is 480 but tape data shows 625.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010101000100110010000000   Tape Value: 001000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 010010100000 but tape data shows 0010000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010011001000101010   Tape Value: 000000000000000000010100   Variance:    Variance %:    Comment: Payment history string reversed is 000001010010 but tape data shows 0000000000000010100.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 13545 (Days)   Variance %:    Comment: Stated maturity date is xx but tape data shows 5/1/2017.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 625 Tape Value: 480 Variance: 145 Variance %: 30.20833% Comment: Total term xxluding mod. extentions is 625 but tape data shows 480. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in state of Arkansas. The following state disclosures is missing from the loan file.
Choice of Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70654740	xx	Unavailable	Not Applicable	31.758%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,413.83	4.625%	$207.30	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx which was recorded on xx with xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are multiple state tax liens against the borrower which is in the total amount of x and filed by xx.
There are multiple civil judgment liens against the borrower which is in the total amount of $x,xxx.xx and filed by xx (USA) xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The borrower had filed the BK under the chapter xxthxxand the plan was confirmed on xx The POC was filed onxx/xx/xxxx. The POC amount is xx and total arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx Review of the payment history available from xx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth cxx and the plan was confirmed on xx/x/xxxx. The POC was filed onxx/xx/xxxx. The POC amount is xx and total arrearage amount is $xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is xx Therefore, the unsecured portion is xx	Loan Modifixxtion agreement was made between borrowerxx
The borrower had given promise to pay the UPB of xx  with interest rate of x.xxx%  with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Applixxtion Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 26 (Days) |----| Comment: Applixxtion date was xx Tape Source: Initial Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 604   Variance: -124   Variance %: -20.52980%   Comment: Modifixxtion stated terms are 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 010001000101.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: The Payment History String reversed is 101000100010.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1305.31   Tape Value: $32.63   Variance: $1272.68   Variance %: 3900.33711%   Comment: Post close total debts per 1003 is $1,305.31.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 7428 (Days)   Variance %:    Comment: Maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 604 Tape Value: 480 Variance: 124 Variance %: 25.83333% Comment: Total term xxluding mod extension are 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is loxxted in Ohio state. The following required State Disclosures are missing from the loan file.
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32769697	xx	Unavailable	Not Applicable	18.178%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.125%	$550.59	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx withxx, A xx which was recorded on xx The chain of assignment has not been completed, as the mortgage is currently with xx, axx instead of the current assignee xx.
 There is one junior mortgage recorded on xx in the amount of xx in favor ofxx.
No active judgments or liens found against the borrower.
The annual county taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
The latest payment history reflects that the loan is in delinquency for x month. The last payment was received on xx in the amount of xx with interest rate of x.xxx% for the due date of xx/x/xxxx and next due date is x/x/xxxx. The latest payment history reflects the current UPB in the amount of $xxx,xxx.xx. The last payment was made by borrower is as per the mod dated x/x/xxxx.	Collections Comments:comments doc loxxtor-
xx

The loan is in delinquency for x month. The last payment was received on xx in the amount of xx with interest rate of x.xxx% for the due date of xx/x/xxxx and next due date is x/x/xxxx. The latest payment history reflects the current UPB in the amount of $xxx,xxx.xx. The last payment was made by borrower is as per the mod dated xx
The loan modifixxtion agreement was made between Borrower named asxx and the Lender named as xx on x/x/xxxx with a new prxxipal balance of $xxx,xxx.xx. The borrower promised to pay the P&I in the amount of $xxx.xx with fixed interest rate of x.xxx%. The first payment had begun from x/x/xxxx and ends with the maturity date of x/x/xxxx. There is no provision for any deferred or any forgiven amount as per the modifixxtion agreement.

Borrower had filed bankruptcy under chapter-xx with thexxand the plan was confirmed on x/x/xxxx. POC was filed by xx, xx onxx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and arrearage in the amount of xx As per plan dated xx/x/xxxx the debtor shall pay arrearage in the amount of $x,xxx.xx. The bankruptcy was discharged on xx/xx/xxxx and the xxse was terminated on xx As per trustees final report dated xx the allowed claim amount is xx however, the debtor did not pay prxxipal to the subject creditor.
No comments found regarding the foreclosure proceedings in available servicing comments.

As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied. No visible damages were reported.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the xxand the plan was confirmed on xx POC was filed by xx, xx on xx with the secured claim amount of xx and arrearage in the amount of xx As per plan dated xx/x/xxxx the debtor shall pay arrearage in the amount of xx The bankruptcy was discharged on xx and the xxse was terminated on xx As per trustees final report dated xx the allowed claim amount is xx however, the debtor did not pay prxxipal to the subject creditor.	The loan modifixxtion agreement was made between Borrower named as xxand the Lender named as xx on x/x/xxxx with a new prxxipal balance of xx The borrower promised to pay the P&I in the amount of $xxx.xx with fixed interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of x/x/xxxx. There is no provision for any deferred or any forgiven amount as per the modifixxtion agreement.	Affiliated Business Disclosure Credit Report	Field: Applixxtion Date (Baseline script version) Loan Value: 7/8/2002 Tape Value: 6/5/2002 |---| 33 (Days) |----| Comment: The applixxtion date is 7/5/2002. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx, A xx   Tape Value:xx, A xx   Variance:    Variance %:    Comment: The lender namen isxx.   Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: 0.091%   Tape Value: 91.000%   Variance: -90.909%   Variance %: -90.90900%   Comment: MI Initial premium rate percent is 0.091%   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 656   Variance: -176   Variance %: -26.82926%   Comment: The modifixxtion stated terms are 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011111000100000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M10000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000001000111110   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The payment history string reversed is 00000000001M   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1407.01   Tape Value: $38.28   Variance: $1368.73   Variance %: 3575.57471%   Comment: The post-close total debts as per 1003 is $1,407.01.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 14488 (Days)   Variance %:    Comment: The stated maturity date of the modifixxtion is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 656 Tape Value: 480 Variance: 176 Variance %: 36.66666% Comment: Total term xxluding modifixxtion extensions are 656 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure document is missing from the loan files."
																									* Settlement date is different from note date (Lvl x) "The settlement date is xx however, note date is xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3123182	xx	Unavailable	Not Applicable	54.329%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$925.17	4.625%	$412.25	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx in favor of MERS as nominee for xx and also was recorded on xx
The chain of assignment is xxomplete. The latest assignment of mortgage is with xx, LP and it was recorded on xx However, it should be with xx xx.
There is a senior mortgage against the subject property in favor of xx, xx in the amount of xx and it was recorded on xx
Active judgments or liens have been found pending are as follows:
x) Civil judgment against the borrower xx
x) Civil judgment against the borrowersxx
Annual taxes are in the amount of $xxx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modifixxtion on xx The last payment of xx/xx/xxxx was received on xx in the amount of xx According to the payment history the current unpaid prxxipal balance is being reflected in the amount of xx	Collections Comments:Loan is performing. Provided payment history from xx to xx/xx/xxxx reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modifixxtion on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xx,xxx.xx.
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modifixxtion on xx The loan is modified once sxxe origination. The loan modifixxtion was last made effective from xx
The borrower promised to pay the unpaid prxxipal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid prxxipal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xxhad filed bankruptcy under chapter xx withxxand the plan was confirmed on xx The bankruptcy xxse was discharged on xx/xx/xxxx and also got terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxxand the plan was confirmed on xx The bankruptcy xxse was discharged on xx and also got terminated on xx
According to the modified chapter xx plan dated xx the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months.	Loan Modifixxtion agreement was made between borrower xx
The borrower promised to pay the unpaid prxxipal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of $xxx.xx on the maturity date on xx The unpaid prxxipal balance that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 39 (Days) |----| Comment: Updated per 1003 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated per Bankruptcy   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applixxble   Tape Value: 17.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: Not Applixxble   Tape Value: 25.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 598   Variance: -118   Variance %: -19.73244%   Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 002000000000000000000000   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000020200   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated per 1003   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2052   Tape Value: 11/1/2032   Variance: 7244 (Days)   Variance %:    Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 598 Tape Value: 480 Variance: 118 Variance %: 24.58333% Comment: Updated per modifixxtion Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Minnesota state. The following state disclosures are missing from the loan file.
Interest Rate or Discount Point Agreement
Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5047857	xx	Unavailable	Not Applicable	34.512%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$274.73	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx
The chain of assignment is xxomplete as there is no mortgage assignment found. It should be with xx.
There is civil judgment open against the borrower in the favor of xx. in the amount of xx
Annual county taxes of xxxx have been paid in the total amount of $xxx.xx.	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The last payment was made by borrower as per the loan modifixxtion agreement which was made onxx/xx/xxxx.
Collections Comments:Available servicing comment and documents in file reveal that loan is performing.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The last payment was made by borrower as per the loan modifixxtion agreement which was made onxx/xx/xxxx.
According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with thexx. Amended Chapter xx Plan was filed on xx Plan was confirmed on xx This xxse was converted from chapter xx to chapterx on xx/x/xxxx. This xxse discharged on x/x/xxxx and it was terminated on xx
No foreclosure proceedings has been found.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, xx Plan was confirmed on xx/x/xxxx. This xxse was converted from chapter xx t	The loan modifixxtion agreement was made between Borrower named as xx and the Lender named as xx onxx/xx/xxxx with a new prxxipal balance of xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/x/xxxx till the maturity date of x/x/xxxx. There is no provision for any deferred or any forgiven amount as per the Loan Modifixxtion Agreement.	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Age of Loan Loan Value: 195 Tape Value: 196 |---| -1 |----| -0.51020% Comment: The age of the loan is 195. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: 10/8/2002   Variance: 9 (Days)   Variance %:    Comment: The applixxtion date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bankruptcy post loan origination is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address street is xx Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 668   Variance: -188   Variance %: -28.14371%   Comment: The modifixxtion stated terms are 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011230001100000001014   Tape Value: 543000000000000000000000   Variance:    Variance %:    Comment: The payment history string is M12310M44444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 410100000001100032110000   Tape Value: 000000000000000000030345   Variance:    Variance %:    Comment: The payment history string reversed is 44444M01321M   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $704.00   Tape Value: $53.65   Variance: $650.35   Variance %: 1212.20876%   Comment: The post close total debts as per 1003 is $704.00   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/1/2058   Tape Value: 11/1/2032   Variance: 9373 (Days)   Variance %:    Comment: The stated maturity date of the modifixxtion plan is 7/1/2058.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 668 Tape Value: 480 Variance: 188 Variance %: 39.16666% Comment: Tape Source: Initial Tape Type:	3: Curable	* Title issue (Lvl 3) "The available final title policy at origination shows effective date of the policy is xx The subject mortgage was originated on xx The schedule A from policy insured the subject mortgage and title is vested in the name of borrowers. The title policy effective date shows erroneously."	* Missing credit report (Lvl x) "Missing credit report in the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91854105	xx	Unavailable	Not Applicable	37.359%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender MERS as nominee for Cxx, xx and recorded on xx The chain of assignment has not been completed , currently the assignment is with xx, xx.
There is one junior mortgage originated on xx with lender MERS as nominee for Cxx and recorded on xx for the amount of xx
Annual combined taxes of xxxx are paid in the amount of $xxx.xx. No prior delinquency has been found.
According to the payment history as of xx , the borrower is current with the loan and the next due date for the payment is xx The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history is in the amount of xx	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/xxxx , the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history is in the amount of $xx,xxx.xx.
The loan has not modified sxxe the origination.
No comments have been found regarding the foreclosure.
The borrower Christopher Lee Pennington had filed bankruptcy under chapter xx with xx
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower Christopher Lee Pennington had filed bankruptcy under chapter xxx
The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month for xx months. The POC was filed on xx the amount of POC is $xx,xxx.xxand the arrearage amount is xx
Not Applixxble	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Applixxtion Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 5 (Days) |----| Comment: The applixxtion date is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Dismissed   Tape Value: Discharged   Variance:    Variance %:    Comment: As per xxse summary the bankruptcy xxse was dismissed and then discharged.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111101100111   Tape Value: 121000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M01001000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111001101111111111111111   Tape Value: 000000000000000000010121   Variance:    Variance %:    Comment: Payment history string reversed is 00000010010M   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1069.00   Tape Value: $39.96   Variance: $1029.04   Variance %: 2575.17517%   Comment: Post close total debts per 1003 is $1,069.00   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in thexx. The following state disclosures are missing from the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94912803	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$8,257.09	4.500%	$527.85	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx with xx, (borrower) and (lender)xx., which was recorded on xx The chain of assignment is xxomplete as the assignment of subject mortgage is currently, “xx.” instead of “xx”.
No active liens and judgment have been found on updated title report.
x installment of City tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
x installment of City tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for +x month. The last payment was received in the amount of $xxx.xx on xx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modifixxtion agreement was made between the borrower and Lender on x/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xxxx. The new prxxipal balance is $xxx,xxx.xx. Lender has agreed to defer the amount of $x,xxx.xx from the unpaid prxxipal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.
Borrower has filed bankruptcy under chapter xxx POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is $xx,xxx.xx therefore the unsecured portion is xx xx. Order on Motion to Convert xxse from Chapter x To Chapter xx was filed onxx/xx/xxxx which states that the xxse has been converted from chapter x to chapter xx. Amended Chapter xx Plan was filed on x/x/xxxx which states that the debtor shall make payments in the amount of x,xxx.xx per half month then $x,xxx.xx on the xxth, xxth, xxth, xxth, xxth and xxth months of the plan. Order Confirming Chapter xx Plan was filed x xx which states that the debtor amended plan is hereby confirmed. xxse was again converted from chapter xx to chapter x voluntary on xx  Motion for Relief from Stay was filed by the subject creditor onxx/xx/xxxx. Order on Motion for Relief from Stay was filed on xx/xx/xxxx which states that the automatic stay is hereby terminated. Debtor was discharged on xx
As per latest BPO report dated xx/xx/xxxx subject property is occupied by the Owner and in average condition.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has filed bankruptcy under chapter x xx. POC was filed onxx/xx/xxxx which shows that the amount of secured claim is xx and the amount of arrearage is xx Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx Motion to Convert xxse to Chapter xx was filed oxx/xx/xxxx. Order on Motion to Convert xxse from Chapter x To Chapter xx was filed onxx/xx/xxxx which states that the xxse has been converted from chapter x to chapter xx. Amended Chapter xx Plan was filed on x/x/xxxx which states that the debtor shall make payments in the amount of x,xxx.xx per half month then $x,xxx.xx on the xxth, xxth, xxth, xxth, xxth and xxth months of the plan. Order Confirming Chapter xx Plan was filed onxx/xx/xxxx which states that the debtor amended plan is hereby confirmed. xxse was again converted from chapter xx to chapter x voluntary on x/x/xxxx. Motion for Relief from Stay was filed by the subject creditor onxx/xx/xxxx. Order on Motion for Relief from Stay was filed on xx/xx/xxxx which states that the automatic stay is hereby terminated. Debtor was discharged on xx	Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new prxxipal balance is $xxx,xxx.xx. Lender has agreed to defer the amount of $x,xxx.xx from the unpaid prxxipal balance. The interest bearing amount is xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.	Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Age of Loan Loan Value: 199 Tape Value: 200 |---| -1 |----| -0.50000% Comment: Age of loan, data provided is 200 however audit value is 199 Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applixxble   Tape Value: Treasury - One Year   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy, data provided is No however audit value is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -6.00857%   Comment: Deferred Prxxipal per payment history, data provided is $8,784.94 however audit value is $8,257.09   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx, xx.   Tape Value:xx.   Variance:    Variance %:    Comment: Lender name, data provided isxx. howeverxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type, data provided is ARM However audit value is Fixed.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 630   Variance: -150   Variance %: -23.80952%   Comment: Modifixxtion stated Term, data provided is 630 however audit value is 480   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 101000000001000000000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: Payment history string , data provided is 11100000000000000000 however audit value is 1100000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000100000000101   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: Payment history string reversed, data provided is 0000000000000000010111 however audit value is 0000000000011   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2055   Tape Value: 7/1/2032   Variance: 8219 (Days)   Variance %:    Comment: Stated Maturity date, data provided is 7/1/2032 however audit value is 1/1/2055   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 630 Tape Value: 480 Variance: 150 Variance %: 31.25000% Comment: Total Term xxluding Mod,extensions, data provided is 480 however audit value is 630. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Choice of Insurance Agent is the state disclosure which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36634887	xx	Unavailable	Not Applicable	38.603%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with xx which was recorded on xx The chain of assignment is xxomplete. Currently, the mortgage assignment is with xx. It should be with xx. Xx	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx The last payment was made on is not available. The payment history dated xx shows payment is nest due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx The current P&I is xx and rate of interest is x.xx%. The last payment was made by borrower as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently is performing. As per seller tape data as of xx the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made on is not available. The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The last payment was made by borrower as per the Note. According to the PACER, xx (borrower) had filed bankruptcy under chapter-x with the xxThe xxse was converted from chapter x to chapter xx onxx/xx/xxxx. POC was filed by xx, xx on xx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of xx Chapter xx plan was filed on xx The plan was confirmed on xx/x/xxxx. Chapter xx Trustee's Final Accounting and Report (xx datedxx/xx/xxxx states that subject creditor claim prxxipal was paid in the amount of xx and arrearage was paid in the amount of xx through the bankruptcy. This xxse was discharged on xx and it was terminated on xx No foreclosure proceedings has been found.
According to collection comment datedxx/xx/xxxx, the unexpected repairs noted around house, The AC was broken.
According to collection comment datedxx/xx/xxxx, the unexpected repairs noted around house, The AC was broken. According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACERxxThe xxse was converted from chapter x to chapter xx onxx/xx/xxxx. POC was filed by xx, xx on xx in the secured claim amount xx and an arrearage in the amount of $x,xxx.xx. Chapter xx plan was filed onxx/xx/xxxx. The plan was confirmed on xx/x/xxxx. Chapter xx Trustee's Final Accounting and Report xx datedxx/xx/xxxx states that subject creditor claim prxxipal was paid in the amount of xx and arrearage was paid in the amount of $x,xxx.xx through the bankruptcy. This xxse was discharged on xx	Not Applixxble	Credit Report Missing Required Disclosures	Field: Age of Loan Loan Value: 195 Tape Value: 194 |---| 1 |----| 0.51546% Comment: The age of loan is 195 months. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: 12/5/2002   Tape Value: 11/1/2002   Variance: 34 (Days)   Variance %:    Comment: The applixxtion date per 1003 document is 12/5/2002.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy discharged in 2017.   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: J   Tape Value: J.   Variance:    Variance %:    Comment: Middle name is J   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value: xx D/B/A xx Home Loans   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: xxptured as per Note.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 35.000%   Tape Value: 100.000%   Variance: -65.000%   Variance %: -65.00000%   Comment: MI coverage is 35%   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 010000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000010   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per 1003 is xx   Tape Source: Initial   Tape Type:
																					Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: xxptured as per Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35966550	xx	Unavailable	Not Applicable	30.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx in favor of MERS as nominee forxx and also was recorded on xx
The chain of assignment is xxomplete. The latest assignment of mortgage is with xx and it was recorded on xx However, it should be with xx xx.
There is a junior mortgage against the subject property in favor of The xx, axx in the amount of xx and it was recorded on xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per note terms. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan currently is in performing. Provided payment history from xx/xx/xxxx to xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per note terms. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xxx,xxx.xx.
According to the BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per note terms. The loan is not yet modified sxxe origination.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrowerxxThe bankruptcy xxse was discharged on xx/xx/xxxx and also got terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx	Not Applixxble	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 30 (Days) |----| Comment: As per tape data applixxtion date (baseline script version) is xx however according to collection comment it is xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data bankruptcy (post-loan origination)? is no, however according to collection comment it is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444443222222221   Tape Value: 211000000000000000000000   Variance:    Variance %:    Comment: As per tape data payment history string is 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122222222344444444444444   Tape Value: 000000000000000000010112   Variance:    Variance %:    Comment: As per tape data payment history string reversed is 000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: xx   Tape Value: $35.78   Variance: $1684.66   Variance %: 4708.38457%   Comment: As per tape data post-close total debts per xx is $35.78, however according to collection comment it is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per tape data subject property type is single family, however according to collection comment it is PUD. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all borrowers."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Applixxtion for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR document transaction date is xx which is not consistent with note date and / or HUD date of xx
																									* Settlement date is different from note date (Lvl x) "According to the final Hud-x, the settlement date is xx which is different from the note date of xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7651220	xx	Unavailable	Not Applicable	49.128%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.625%	$316.44	xx/xx/xxxx	Lower Payment	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx xx to xx which was recorded on x/x/xxxx. However, the assignment is missing to xx.
x) There is a junior mortgage in the favor of xx which was recorded on xx in the amount of xx
x) There is an active state tax lien against the borrower xx
x) There is an active Credit xx judgment against the borrower xx in the favor of xx which wasxx
x) There is another Credit xx judgment against the borrower xx in the favor of xx which was recorded on xx
The second installment county taxes of xxxx are due in the amount $xxx.xx for the due date x/x/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x month and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/x/xxxx.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for x month and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/x/xxxx.
The loan modifixxtion agreement was made on xx/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx till maturity date of xx/x/xxxx. The New Prxxipal Balance stated in the modifixxtion is xx
The borrower had filed bankruptcy under chapter xx with the xxse #xx-xxxxx on x/x/xxxx. The xxse was discharged on xx
A review of collection comment shows no indixxtion of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The BPO report datedxx/xx/xxxx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with thxx. The xxse was discharged onxx/xx/xxxx and was terminated onxx/xx/xxxx.	The loan modifixxtion agreement was made on xx/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx till maturity date of xx/x/xxxx. The New Prxxipal Balance stated in the modifixxtion is xx
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Applixxtion Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 39 (Days) |----| Comment: Applixxtion date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy under chapter 07 with thexx on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 656   Variance: -176   Variance %: -26.82926%   Comment: Modifixxtion stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 032100000000004444432221   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 101211111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122234444400000000001230   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: Payment history string reversed is 1111111112101.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1349.05   Tape Value: $53.00   Variance: $1296.05   Variance %: 2445.37735%   Comment: Post-close total debt is $1349.05.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2057   Tape Value: 2/1/2033   Variance: 9008 (Days)   Variance %:    Comment: Stated maturity date is 10/1/2057.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 656 Tape Value: 480 Variance: 176 Variance %: 36.66666% Comment: Total term xxluding mod is 656. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Ohio state. The following state disclosures are missing from the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98777004	xx	Unavailable	Not Applicable	42.249%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$1,181.61	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of the assignment has not been completed. The latest assignment is fromxx
There is a IRS lien in the favor of xx - xx in the amount of $xx.xx which was recorded on xx
There is a civil judgment in the favor of Aaron Posnik & Co., xx. in the amount of $x,xxx.xx which was recorded on xx xth installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/xxxx.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/xxxx.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/x/xxxx.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan modifixxtion agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity is dated on x/x/xxxx. There is no provision for the balloon payment.
The borrowexx. The debtor was standardly discharged on xx/x/xxxx and the xxse got terminated on xx The date of the last filing is xx/xx/xxxx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx The debtor was standardly discharged on xx/x/xxxx and the xxse got terminated on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx.	This loan modifixxtion agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx beginning from xx The maturity is dated on x/x/xxxx. There is no provision for the balloon payment.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 2/7/2003 |---| 21 (Days) |----| Comment: Applixxtion date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value:xx/xx/xxxx   Tape Value: 7/1/2016   Variance: 11 (Days)   Variance %:    Comment: Doc date of last modifixxtion isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 640   Variance: -160   Variance %: -25.00000%   Comment: Modifixxtion stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 011001122122.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000020222   Variance:    Variance %:    Comment: Payment history string reversed is 221221100110.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $4849.75   Tape Value: $40.02   Variance: $4809.73   Variance %: xx   Comment: post close total debts per 1003 is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD, purpose of transaction is xxsh out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/1/2056   Tape Value: 3/1/2033   Variance: 8523 (Days)   Variance %:    Comment: stated maturity date is 7//2056.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 640 Tape Value: 480 Variance: 160 Variance %: 33.33333% Comment: Total Term xxluding Mod. Extensions is 640. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data xx Variance -$x,xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx.
TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure.
x. xxrbon Monoxide Alarms.
x. xx Smoke Detector Certifixxte."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82970473	xx	Unavailable	Not Applicable	33.561%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$616.85	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx with xx. which was recorded on xx
The chain of the assignment has been not completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is medixxl lien in the amount of $x.xx which was recorded onxx/xx/xxxx and filed by Cxx
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%..	Collections Comments:Latest BPO report dated xx/xx/xxxx loxxtor (xxf") shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property.
Comment history is available from x/x/xxxx to xx/xx/xxxx and from x/x/xxxx tillxx/xx/xxxx. However, we required latest xx months comments history. Comments are missing from xx
Loan is in performing state.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx.  Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%..

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:xx
Voluntary petition filed onxx/xx/xxxx does not show any unsecured portion.
Loan modifixxtion agreement was made between the borrower and lender on xx/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The new prxxipal balance is xx The maturity date is xx/x/xxxx.	Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 190 Tape Value: 191 |---| -1 |----| -0.52356% Comment: Age of Loan is 190. However, tape data shows 191. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 27 (Days)   Variance %:    Comment: applixxtion date isxx/xx/xxxx. However, tape data showsxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER, there is Bankruptcy. However, tape data shows No.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $0.00   Tape Value: $616.85   Variance: $-616.85   Variance %: -100.00000%   Comment: Deferred prxxipal balance is $0.00. However, tape data shows $616.85.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: 11/1/2014   Tape Value: xx/xx/xxxx   Variance: 1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 619   Variance: -139   Variance %: -22.45557%   Comment: Modifixxtion Stated Term is 480. However, tape data shows 619.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000010   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: Payment History string is 000000000000. However, tape data shows 1100000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010000000000000000000000   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: Payment History String is 00000000000. However, tape data shows 0000000000000000000011.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1188.74   Tape Value: $34.00   Variance: $1154.74   Variance %: 3396.29411%   Comment: Post- Close Total Debts per 1003 is $1,188.74. However, tape data shows $34.00   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2054   Tape Value: 4/1/2023   Variance: 11537 (Days)   Variance %:    Comment: Stated Maturity Date is 11/1/2054. However, tape data shows 4/1/2023.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 619 Tape Value: 480 Variance: 139 Variance %: 28.95833% Comment: Total Term xxluding Mod. Extensions is 619. However, tape data shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "-List of service providers is missing from the loan file.
Below state disclosure is missing from the loan file:
-Interest Rate or Discount Point Agreement.
																									-Insurance Disclosure."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85869743	xx	Unavailable	Not Applicable	50.703%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx/xx/xxxx with the lender xx, xx, in the amount of xx which was recorded on xx
The chain of assignment has not been completed. The current assignment is with "xx". However, the current assignment should have been with "xx
Active mortgages, liens, and judgments are as follows:
There is an active junior mortgage against the subject property in the amount of xx
There are x active state tax liens against the borrowers xx” in the favor of State of xxeach in the amounts of $xx.xx. The SSN# of the borrower and subject property address is not provided in the document to validate the lien.
Annual Combined taxes for the year of xxxx have been paid on xx in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.
The reason for the default of the borrower and intention of the borrower was unable to be determined from the available servicing comments.
No loss mitigation activity has been initiated in the last xx months of servicing comments.
No foreclosure activity has been found.
As per the BPO report loxxted at xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower xx plan, the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months for the total amount of $xx,xxx.xx  to the trustee. The POC was filed by the creditor xx, xx. on xx/xx/xxxx with the POC amount of xx and the amount of arrearage is xx The Schedule-D in Voluntary petition shows $xxx.xx as unsecured portion out of claim amount xx No comment has been found indixxting a cram down.  The bankruptcy xxse was discharged on xx and fully terminated on xx

Not Applixxble	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 198 Tape Value: 197 |---| 1 |----| 0.50761% Comment: Age of Loan is 198. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 124 (Days)   Variance %:    Comment: The Applixxtion reflects applixxtion date asxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was xx and the Lender did require MI.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 210001234444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000090999   Variance:    Variance %:    Comment: The Payment History String reversed is 444432100012.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $866.00   Tape Value: $47.24   Variance: $818.76   Variance %: 1733.19220%   Comment: Post Close total debt per 1003 is $866.00.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as:xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx state. The following state disclosures are missing from the loan file:
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
* Property is Manufactured Housing (Lvl x)     "The subject property is affixed to the land. As per the appraisal report, the subject property is "Manufactured Home". The Short Form Title Policy does not have an ALTA-x Endorsement for Manufactured Home. The Declaration of Intent to Affix the Manufactured Home was found from the loan file stating the home has been affixed to the land. The declaration is loxxted atxx, which was recorded on xx The Affidavit states that the Manufactured Home xx
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5974266	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx with xx The chain of assignment is xxomplete. The latest assignment is from xx, xx to xx. However it should be with xx. The xxxx annual taxes are paid in the amount of xx The current ownership is vested in the name ofxx	The review of the payment history shows that, the borrower is delinquent from one month and the next due date is forxx/xx/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for x/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.x%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. According to comment history datedxx/xx/xxxx the property have the damage. The loss draft check of amount $xxxx.xx is issued from Amerixxn Security Insurance Company onxx/xx/xxxx for water damage.
The comment history datedxx/xx/xxxx states that the reason for default is excessive obligation. The borrower's intention is to keep the property.
As per the comment datedxx/xx/xxxx the property has been occupied by the owner himself.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxxThe POC was filed on xx the amount of claim is xx and amount of arrearage is xx under chapter xx, the debtor shall pay to the trustee in the amount of $xxx for x months and $xxx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx The xxse was converted chapter-xx to chapter-x on xx
There is no any evidence of cram down.

Not Applixxble	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 190 Tape Value: 189 |---| 1 |----| 0.52910% Comment: The age of loan is 190. However the tape shows that it is 189. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 4/2/2003   Variance: 41 (Days)   Variance %:    Comment: The 1003 date isxx/xx/xxxx. However the tape shows that it is 4/2/2003.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $0.00   Tape Value: $1865.88   Variance: $-1865.88   Variance %: -100.00000%   Comment: There is no deferred balance.   Tape Source: Initial   Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Modifixxtion does not exists.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx   Tape Value: xx, xx.   Variance:    Variance %:    Comment: The lender name is xx, xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111122222110000111111111   Tape Value: 222000000000000000000000   Variance:    Variance %:    Comment: The pay history string reversal is 00000000111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111000011222221111   Tape Value: 000000000000000000020222   Variance:    Variance %:    Comment: The pay history string reversal is 111000000000. However the tape shows that it is 000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: The property address street isxx. . However the tape shows that it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final loan applixxtion / xxxx is missing from the loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted at Florida, following state disclosures are missing from the loan files.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,098.69	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44562619	xx	Unavailable	Not Applicable	31.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report shows the subject mortgage lien was originated xx for xx with xx. There are eight state tax liens totaling in the amount of xx with State ofxxwith xx County x However, the SSN# of the tax payer does not match with SSN# of borrower "xx". There is an IRS lien against the "xx" in the amount of xx in the favor of "xx- xx" which was recorded on xx asxx No delinquent real estate property taxes have been found.	Review of the payment history shows the borrower is current on the payments. The last payment was made on xx/xx/xxxx for $xxx.xx and PITI is $xxx.xx. The unpaid prxxipal balance is $xx,xxx.xx. The UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:Loan Status : The borrower is current with the mortgage payments. The next due date as of xx/xx/xxxx was xx/xx/xxxx. The borrower had been discharged from the bankruptcy on xx

According to BPO report dated xx/xx/xxxx, the subject property needs exterior paint whose estimated cost is in the amount of xx No structural damage was observed at the time of inspection.

Foreclosure Comments:The foreclosure was initiated by filing the notice of default onxx/xx/xxxx, which was recorded on xx/xx/xxxx.  The notice of trustees sale, recorded on xx shows that the sale was scheduled for xx/xx/xxxx. However, the foreclosure was put on hold due to bankruptcy filed by the borrower on x/x/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the cxx and the debtor was discharged xx/xx/xxxx and the xxse was terminated xx
The POC was filed by xx xx. . on xx/xx/xxxx, in the secured claim amount $xx,xxx.xx and an arrearage in the amount of $x,xxx.xx. The deadline to file the POC was set for xx/xx/xxxx.   According to the order confirmed chapter xx plan dated onxx/xx/xxxx, the debtor shall pay to trustee $xxxx monthly for xx months. The chapter xx plan was confirmed on xx/xx/xxxx.  The trustees final report shows that the arrears have been paid off.

Not Applixxble	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 25 (Days) |----| Comment: Updated per applixxtion Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Update per bankruptcy   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx.   Tape Value: xx xx.   Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated per applixxtion   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per applixxtion   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: 93727-0000   Tape Value: 93637-0000   Variance:    Variance %:    Comment: Updated per applixxtion   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111100111011001100000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000001100110111001111 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Updated per payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. xxx) , transferred from xx CFR xx(x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Missing initial escrow account disclosure."
* Loan program disclosure missing or unexecuted (Lvl x)     "Missing loan program disclosure"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Final Settlement Date xx is different than xx Note date."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2168784	xx	Unavailable	Not Applicable	24.350%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$367.97	xx/xx/xxxx	Lower Payment	Review of updated title report dated xx shows that the subject mortgage was recorded on xx with xx.
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
* One junior mortgage found opened in the amount of xx recorded on xx with xx, xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual county taxes for th year of xxxx have been paid in the amount of $x,xxx.xx on xx
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx in the total amount of xx for the due date of xx The unpaid prxxipal balance according to payment history is in the amount of xx The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modifixxtion agreement made on effective date of xx	Collections Comments:Collection comments available from xxows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid prxxipal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modifixxtion agreement made on effective date of xxx/xx/xxxx.
The borrower agree to pay the UPB of $xx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
The foreclosure was not initiated in the loan.
The borrower xx
The loan is currently in active bankruptcy.
Latest available BPO report dated xx shows that subject property is owner occupant with no visible damages or repairs. The subject property appears to be in average condition.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowexx
The creditor had filed POC on xx in the claim amount of xx
Loan Modifixxtion agreement was made between borrower “xx
The borrower agree to pay the UPB of xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applixxble Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 656   Variance: -176   Variance %: -26.82926%   Comment: Original term was 240 months, The modifixxtion agreement extended the term   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021011101100000010100100   Tape Value: 009000000000000000000000   Variance:    Variance %:    Comment: Audit field shows payments based on the historys provided   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001001010000001101110120   Tape Value: 000000000000000000090900   Variance:    Variance %:    Comment: Audit field shows payments based on the historys provided   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1885.15   Tape Value: $24.00   Variance: $1861.15   Variance %: 7754.79166%   Comment: Tape and Audit value differences. Not consequencial   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xxariance %:    Comment: Audit value shows maturity date after the modifixxtion   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 656 Tape Value: 480 Variance: 176 Variance %: 36.66666% Comment: Original term from note is 240 months. Tape data is the modifixxtion extension term Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase risk indixxtor is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test;
TILA Finance Charge Test: FAIL $xx
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98149103	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$652.71	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has not been completed. Currently, the mortgage assignment is withxx
There are x civil judgments first in the favor of  xx xx which was xx
There is a hospital lien in the amount of $xxxx.xx in the favor oxx
There is a child support lien in the favor ofxx
There is a state tax lien in the amount of $xx,xxx.xx which was recorded on xx in the favor of  xx
Annual taxes for the year of xxxx have been paid in the amount of xx No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date x/x/xxxx. As per the review of the PACER report, the Borrower xx. The debtor was discharged on xx/xx/xxxx and the xxse was terminated on xx/x/xxxx. The Borrower requested a modifixxtion. The modifixxtion was denied on xx due to default of trial plan in xxxx. The loan was previously modified in xxxx.
The reason for default is the death of the family member. The loan was modified once sxxe origination. The borrower intends to keep the property. The property is owner-occupied. As per the comment dated x/x/xxxx, there were damages to the property. The claim check was received in the amount of $xxx.xx and $xxxx.xx. The nature of damage has not been mentioned. The estimated cost of damage also not mentioned. No comments have been found stating the damages have been repaired. Latest BPO report also has not been found.

Update:
As per servicing comment dated xx/xx/xxxx, the borrower’s xxome has been impacted due to Covid-xx pandemic.
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per the review of the PACER report, the xx Schedule D in a voluntary petition dated xx/xx/xxxx shows the amount of claim without deducting the value of the collateral is xx and the value of the collateral that supports this claim is xx Hence, the unsecured portion is xx According to the order confirmed chapter xx plan dated on xx/xx/xxxx, the debtor shall pay to trustee the amount of $xxxx monthly for xx months. The debtor was discharged on xx and the xxse was terminated on xx/x/xxxx.	The loan was modified on xx/x/xxxx with the borrowexx.
The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx %, beginning from xx/x/xxxx. The maturity is xx/x/xxxx.	Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	Field: Age of Loan Loan Value: 188 Tape Value: 189 |---| -1 |----| -0.52910% Comment: The age of loan is 188. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Borrower Michael Dean Williams and Christie Annette Williams had filed bankruptcy under chapter-13 with thex   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: The type is the conventional type. The applixxtion is missing from the loan file. The tape reflects, the MI certifixxte is required. However, the MI certifixxte is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: xx   Tape Value: 617   Variance: -137   Variance %: -22.20421%   Comment: As per the mod, the mod stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 322232100100000000123444   Tape Value: 422000000000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string is 001120001234   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444321000000001001232223   Tape Value: 000000000000000000020224   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 432100021100   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2054   Tape Value: 6/1/2033   Variance: 7823 (Days)   Variance %:    Comment: As per the note, the maturity is 11/1/2054.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 617 Tape Value: 480 Variance: 137 Variance %: 28.54166% Comment: The total term xxluding mod extensions is 617. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The type is the conventional type. The applixxtion is missing from the loan file. The tape reflects, the MI certifixxte is required. However, the MI certifixxte is missing from the loan file."	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "List of service providers disclosures is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52917982	xx	Unavailable	Not Applicable	3.808%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.125%	$781.78	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx (re-recorded on xx The chain of assignment has not been completed as the current assignment is with xx, xx instead of the current assignee "xx."

There is one junior mortgage recorded on xx

There is one IRS lien against the borrower which was recorded on xx/xx/xxxx in favor of xx-IRS in the amount of xx The amount of lien is greater than the original loan amount xx

There is one civil judgment against the borrower xxand it was recorded on xx in the amount of xx is in the favor oxx

xxxx Combined Annual taxes have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

The updated title report datedxx/xx/xxxx and latest tax report reflects the property address as xxHowever, the subject mortgage recorded on xx
According to the updated title report datedxx/xx/xxxx the legal description is xxonsistent from vesting deed to mortgage. The legal of vesting deed recorded onxx)shows the xx; however, the xxth line of legal is missing from the attached legal of subject mortgage recorded on xx The subject mortgage was re-recorded on xx (xx) to correct the legal but the xxth line is not attached with it but the reference of vesting deed recorded on xx is mentioned.
Review of latest payment history shows that the loan is in delinquency for x month. The last payment was received on xx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx The next due date is xx The latest payment history reflects the UPB in the amount of xx	Collections Comments:comments doc loxxtor-
xxxxxxxxxx_xxxxxxxxx_x.x.x.x.xx xx_commentthistory.csv_servicing_comments,
xxxxxxxxxx_xxxxxxxxx_x.x.x.x.x.x x_commentthistory.csv_servicing_comments,
xxxxxxxxxx_xxxxxxxxx_xx_commentthistory.csv_servicing_comments

The loan is in delinquency for x month. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of xx
The Loan Modifixxtion agreement was made on an effective date of xx/x/xxxx between “xx” (borrower) and “xx”.
The new prxxipal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx/x/xxxx.

According to the available document and servicing comments the foreclosure was initiated in the loan and referred to attorney onxx/xx/xxxx. The complaint was filed onxx/xx/xxxx. The sale was scheduled onxx/xx/xxxx. But the loan was re-instated onxx/xx/xxxx hence the sale was xxnceled. The comment datedxx/xx/xxxx states that foreclosure was closed.

Debtor Joseph Frank Farruggia had filed bankruptcy under chapter-x with the xxse#xx-xxxxx on xx/xx/xxxx and the bankruptcy was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. POC was not filed by the subject creditor.  The MFR was filed onxx/xx/xxxx.

The BPO report datedxx/xx/xxxx shows the property is owner occupied and no visible damages were reported.

The updated title report datedxx/xx/xxxx and latest tax report reflects the property address as “xx,xx, TN xxxxx” and APN as “xxxD A xxxxx xxxxxxD”. However, the subject mortgage recorded onxx/xx/xxxx (instru#xxxxxxxx bk#Txxx Pg#xxx) and re-recorded on x/x/xxxx with instru#xxxxxxxx Bk#Txxx Pg#xxx reflects the property as “xxxx Deerwood Drive,xx, TN xxxxx” and APN “xxx-P-xx”. As per document loxxted at “xxxxxxxxxx_xxxxxxxxx_xxxxxxxxx_post_close pg#xxxx” the property has been remapped and has gone through A xxx change, as of xxxx the property address was “xxxx Deerwood Drive with parcel xxxP xxxxx”. After xxxx the address and parcel were changed to address “xxx Deerwood Lane” and parcel “xxxD A xxxxx xxxxxxD”.

According to the updated title report datedxx/xx/xxxx the legal description is xxonsistent from vesting deed to mortgage. The legal of vesting deed recorded on xx/x/xxxx (bk#xxx pg#xxx)shows the xxth line as “Being a tract consisting of x.xx acre, more or less”; however, the xxth line of legal is missing from the attached legal of subject mortgage recorded onxx/xx/xxxx. The subject mortgage was re-recorded on x/x/xxxx (instru#xxxxxxxx Bk#Txxx Pg#xxx) to correct the legal but again the xxth line is not added to it but the reference of vesting deed recorded on xx/x/xxxx has mentioned. This xxn be cured by re-recording the subject mortgage with corrective legal.
Foreclosure Comments:According to the available document and servicing comments the foreclosure was initiated in the loan and referred to attorney onxx/xx/xxxx. The complaint was filed onxx/xx/xxxx. The sale was scheduled onxx/xx/xxxx. But the loan was re-instated onxx/xx/xxxx hence the sale was xxnceled. The comment datedxx/xx/xxxx states that foreclosure was closed.
Bankruptcy Comments:Debtor Joseph Frank Farruggia had filed bankruptcy under chapter-x with the xxse#xx-xxxxx on xx/xx/xxxx and the bankruptcy was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. POC was not filed by the subject creditor. The MFR was filed onxx/xx/xxxx.	The Loan Modifixxtion agreement was made on an effective date of xx/x/xxxx between “xx” (borrower) and “xx”.
The new prxxipal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx/x/xxxx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape data BK post loan origination is No and as per review it is Yes. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Fc was closed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 591   Variance: -111   Variance %: -18.78172%   Comment: As per tape data Modifixxtion stated term is 591 and as per review it is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001001000000000000000000   Tape Value: 010000000000000000000000   Variance:    Variance %:    Comment: As per tape data Payment History String is 0100000000000000000000 and as per review it is 001000100000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000100100   Tape Value: 000000000000000000000010   Variance:    Variance %:    Comment: As per tape data Payment History String Reversed is 000000000000000000000010 and as per review it is 000001000100.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3078.47   Tape Value: $17.25   Variance: $3061.22   Variance %: 17746.20289%   Comment: As per tape data Post close total debts as per 1003 is $17.25 and as per review it is $5,729.47.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data property Address Street is xx and as per review it isxx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per tape data property City isxx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2052   Tape Value: 8/1/2023   Variance: 10685 (Days)   Variance %:    Comment: As per tape data Referral date Stated maturity date is 8/1/2023 and as per review it is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 591 Tape Value: 480 Variance: 111 Variance %: 23.12500% Comment: As per tape data Total Term xxluding Mod. Extensions are 480 months and as per review it is 240. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in TN State and the below disclosures are missing from loan file.
Placement of Insurance Disclosure
Choice of Agent/insurer
Insurance Solicitation/Post Commitment
TN Consent to Disclosure of Insurance Information."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29005467	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with MERS as nominee for Cxx, xx. The chain of assignment is xxomplete as the current assignment is with xx, xx. However, the current assignee should be xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.

Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/x/xxxx. The debtor xx A motion was filed on xx/x/xxxx to convert xxse to chapter x by trustee. However, as per Order granting motion for stay of trustee’s motion or convert xxse to chapter x, the stay has been granted. As per order of dismissal dated xx the court ordered to dismiss the xxse. The bankruptcy was dismissed on xx/xx/xxxx. The POC was filed on xx/x/xxxx with POC amount of xx and amount of arrearage is xx Prior to this, the debtor Wahid M Azimi had also filed the bankruptcy under chapter xx with xx The bankruptcy was reopened on xx As per plan of reorganization (xx) dated xx the debtor wants to retain the subject property and will pay the secured amount over xx years with interest at the rate of x%. The monthly payment will be approximately $xxx.xx for x years and thereafter at a rate of x%. The remaining balance will be paid in xx years from the effective date of order confirming the plan of reorganization. Later, the bankruptcy was terminated on xx/xx/xxxx. The plan was amended on xx/xx/xxxx according to which the debtor wants to retain the subject property and will pay the secured amount over xx years with interest at the rate of x%. The monthly payment will be approximately $xxx.xx for x years and thereafter at a rate of x%. The remaining balance will be paid in xx x from the effective date of order confirming the plan of reorganization. The bankruptcy was terminated on xx The POC was filed on xx/xx/xxxx with POC amount of xx and amount of arrearage is $x,xxx.xx. No evidence of foreclosure has been found. As per collection comment, the reason for default is unemployment. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The debtor xx. A motion was filed on xx/x/xxxx to convert xxse to chapter x by trustee. However, as per Order granting motion for stay of trustee’s motion or convert xxse to chapter x, the stay has been granted. As per order of dismissal dated xx/xx/xxxx, the court ordered to dismiss the xxse. The bankruptcy was dismissed on xx/xx/xxxx. The POC was filed on xx/x/xxxx with POC amount of $xx,xxx.xx and amount of arrearage is $xxx.xx. Prior to this, the debtor xxhad also filed the bankruptcy under chapter xx with xx. The bankruptcy was reopened on xx/xx/xxxx. As per plan of reorganization (xx) dated xx/xx/xxxx, the debtor wants to retain the subject property and will pay the secured amount over xx years with interest at the rate of x%. The monthly payment will be approximately xx for x years and thereafter at a rate of x%. The remaining balance will be paid in xx years from the effective date of order confirming the plan of reorganization. Later, the bankruptcy was terminated on xx/xx/xxxx. The plan was amended on xx according to which the debtor wants to retain the subject property and will pay the secured amount over xx years with interest at the rate of x%. The monthly payment will be approximately $xxx.xx for x years and thereafter at a rate of x%. The remaining balance will be paid in xx years from the effective date of order confirming the plan of reorganization. The bankruptcy was terminated on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx	Not Applixxble	Affiliated Business Disclosure Credit Applixxtion Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 30 (Days) |----| Comment: the final applixxtion date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 514   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: As per payment history the string is 32100000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: As per payment history the reverse string is 000000000000123.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1579.74   Tape Value: $15.72   Variance: $1564.02   Variance %: 9949.23664%   Comment: As as total debts post close is $1579.74.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx # xx Variance: Variance %: Comment: As per Origina; Note the address is xx & as per Legal exibite thexx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final xxxx is missing from loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "Compliance Ease risk indixxtor is moderate as loan is failing for TILA Finance Charge Test & TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx Hence, the variance is -xx

TILA APR Test is fail. Loan data is x.xxx% and comparison data is x.xxx%. Hence, the variance is -x.xxx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business Disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30919946	xx	Unavailable	Not Applicable	36.396%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.375%	$748.62	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with thexx The Chain of the assignment has not been completed. It is missing from xx to xx.
There is an IRS/Federal lien against the borrower in the amount of $x,xxx.xx in the favor ofxx
x installment of county taxes for the year of xxxx was due on x/x/xxxx in the amount of $x,xxx.xx.
x installment of county taxes for the year of xxxx was due on x/x/xxxx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as of x/x/xxxx, the borrower is currently performing and the next due date for payment is xx The last payment was received date is x/x/xxxx and it is in the amount of $xxx.xx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is x/x/xxxx.
The reason for default from the servicing comments is Excessive Obligations.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower “xx. The debtor shall pay the trustee in the amount of $xxx.xx for xx months in the total amount of $xx,xxx. The POC was filed on xx in the amount of xx and the amount of arrearage is xx

The Loan modifixxtion agreement was made on x/x/xxxx, between the borrower “xx, xx”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xxx%, beginning from x/x/xxxx till the maturity date x/x/xxxx. The new prxxiple balance stated in the Modifixxtion is in the amount of xx The deferred amount has not been given in the modifixxtion. Hence, the interest-bearing amount is xx This modifixxtion does not contain any balloon provision. The loan has been modified only once sxxe origination.

Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 26 (Days) |----| Comment: As per Applixxtion date isxx/xx/xxxx. However, tape reflectsxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx Network, xx. xx, xx   Tape Value:xx Network, xx. xx   Variance:    Variance %:    Comment: As per Note the lender name isxx Network, xx. xx, xx. However tape reflectsxx Network, xx. xx, xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 599   Variance: -119   Variance %: -19.86644%   Comment: As per Mod the stated terms are 480. However, tape reflects 599.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2701.67   Tape Value: $36.00   Variance: $2665.67   Variance %: 7404.63888%   Comment: As per 1003 the post close total debt is $2,701.67. However, tape reflects $36.00.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD the transaction is xxsh out. However, tape reflects Refinanace.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/1/2053   Tape Value: 8/1/2033   Variance: 7274 (Days)   Variance %:    Comment: As per nOte the maturity date is 7/1/2053. However, tape reflects 8/1/2033.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 599 Tape Value: 480 Variance: 119 Variance %: 24.79166% Comment: As per Mod the extensions are 599. However, tape reflects 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "TILA Finance Charge Test: Result:FAIL; Charged: $xxx,xxx.xx; Allowed: $xxx,xxx.xx; Overbuy:-$x,xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: Result:FAIL; Charged:$xxx,xxx.xx;Allowed:  $xxx,xxx.xx ; Overbuy:-$x,xxx.xx.
TILA APR Test: Result:FAIL;Charged:  x.xxx%; Allowed: x.xxx%; Overbuy: -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result:FAIL; Charged: xx Allowed: xx  Overbuy:-xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ).The finance charge is xx The disclosed finance charge of $xxx,xxx.xx is not considered accurate bexxuse it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: Result:FAIL; xx  xx ; Overbuy:-$x,xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx.
TILA APR Test: Result:FAIL;Charged:  x.xxx%; Allowed: x.xxx%; Overbuy: -x.xxx%.
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx state. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71165372	xx	Unavailable	Not Applicable	26.171%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$701.52	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated onxx
The chain of assignment is xxomplete. xx

x. xx against the subject property in the favor of xx, xx. in the amount of xx which was recorded on xx

x. There is civil judgment against the borrower in the favor of 'xx, xx.' which was recorded on xx/xx/xxxx with amount of $x

x. There is IRS lien against the borrowerxx in the favor of the 'xx - xx' for the amount of xx which was recorded on xx however, the name of borrower and SSN# is consistent with the name of the borrower.

x and x installment of county taxes for the year of xxxx-xxxx have been paid off in the amount of $xxxx.x.
No prior delinquent taxes have been found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history dated xx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx
Collections Comments:According to the BPO report (lxx) dated xx/xx/xxxx, the subject property is occupied by owner and no visible damages/repairs have been found. No evidences have been found regarding foreclosure filing. The collection comment does not reflect the subject property type and current property condition.
As per seller tape data as of xx the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history dated xx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of xx The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx
Bankruptcy was filed by “xx, xx.’ was filed the POC on xx/xx/xxxx ( Under Deadline date) with secured claim amount of $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x.xx. Chapter xx entered on xx/xx/xxxx and amended plan entered on xx/xx/xxxx debtor shall pay the monthly payment is amount of $xxx.xx for xx months and total payment amount is $xx,xxx.xx. The amount of each monthly plan payment is $xxx.xx for x months, monthly payment $xxx.xx for x months and monthly plan payment is $xxx.xx for xx months. This plan was confirmed on xx/xx/xxxx. Further in xxxx chapter xx was converted to chapter x. The bankruptcy was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Bankruptcy was filed by “xx, xx.’ was filed the POC on xx/xx/xxxx ( Under Deadline date) with secured claim amount of xx unsecured amount is $x.xx and arrearage is $x,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. Chapter xx entered on xx/xx/xxxx and amended plan entered on xx debtor shall pay the monthly payment is amount of $xxx.xx for xx months and total payment amount is $xx,xxx.xx. The amount of each monthly plan payment is xx for x months, monthly payment $xxx.xx for x months and monthly plan payment is $xxx.xx for xx months. This plan was confirmed on xx/xx/xxxx. Further in xxxx chapter xx was converted to chapter x. The bankruptcy was discharged on xx/xx/xxxx and got terminated on xx	This Fixed modifixxtion agreement was made between the borrower xx.The borrower promises to pay the monthly P&I of $xxx.xx with the interest rate of x.xxx %; beginning from xx the new maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 184 Tape Value: 186 |---| -2 |----| -1.07526% Comment: The age of Loan 184. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: 8/5/2003   Tape Value:xx/xx/xxxx   Variance: 40 (Days)   Variance %:    Comment: As per final applixxtion the applixxtion date is 8/1/2003.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx (Debtor) had filed bankruptcy under chapter 7 with thexx .   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $0.00   Tape Value: $701.52   Variance: $-701.52   Variance %: -100.00000%   Comment: As per modifixxtion document the deferred prxxipal balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 608   Variance: -128   Variance %: -21.05263%   Comment: As per modifixxtion document the Modifixxtion stated terms are 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mm010000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: The Payment History String reversed is 0000000010mm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1065.81   Tape Value: $29.00   Variance: $1036.81   Variance %: 3575.20689%   Comment: The Post-close total Debts per 1003 $1,065.81.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per Final HUD-1 borrower received xxsh to amount.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 7547 (Days)   Variance %:    Comment: As per modifixxtion document the stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 608 Tape Value: 480 Variance: 128 Variance %: 26.66666% Comment: As per modifixxtion document the total term xxluding Mod. Extentions are 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The required state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure for Condominiums
x.Hazard Insurance Disclosure
x.Insurer Recommendation Disclosure
x.xx Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Applixxtion for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The ROR transaction date is xx which is after the loan originated date is xx
* Settlement date is different from note date (Lvl x)     "As per final HUD-x, the settlement date is xx which is after the loan originated date is xx
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6564803	xx	Unavailable	Not Applicable	24.334%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.125%	$431.18	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with MERS as nominee for ‘xx’ for the amount of $xx,xxx.xx which was recorded on xx with the Instr | Book/Pxx

The chain of assignment is xxomplete; currently assignment is with ‘xx, xx’. The last assignment should be with ‘xx, xx’.

The combined county annual taxes for the year xxxx have been paid off in the total amount of $xxx.xx.
No prior delinquent taxes have been found.
No active judgments or liens have been found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx
Collections Comments:Collection comment loxxter:
xx

As per servicing comment dated xx the subject property had damaged. The nature of the damage is roof damage due to Hazard. The borrower has filed insurance claim in the favor of Amerixxn Bankers Insurance Company. The comment dated xx/xx/xxxx states that the borrower intends to repair the property with claim funds. The comment dated xx shows that the borrower was received a loss draft check xx in the amount of $xxxx.xx which was issued on xx  No further details have been found regarding the same. According to the BPO report (xx dated xx/xx/xxxx subject property is occupied by owner and property type is manufactured home. No visible damages/repairs have been found.

No evidences have been found regarding foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx The current unpaid prxxipal balance is in the amount of xx
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modifixxtion agreement which was made on xx

The loan modifixxtion agreement was made between xx ‘xx’ (Lender) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid prxxipal balance is $xx,xxx.xx and interest bearing amount is $xx,xxx.xx. The Borrower made the last payment as per the modifixxtion terms with interest rate of x.xxx% and modified P&I $xxx.xx.

Bankruptcy was filed by xx; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx Bankruptcy xxse was discharged on xx and was terminated on xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:
Bankruptcy was filed by “Stephen Matthew Wonn” under the chapter x xxse#xx-xxxxx date xx/xx/xxxx. Schedule D of voluntary petition datedxx/xx/xxxx states; the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remained as $xxxx.xx. Bankruptcy xxse was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
The loan has been modified once sxxe origination.The loan modifixxtion agreement was made between “Sxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modifixxtion terms with interest rate of x.xxx% and modified P&I $xxx.xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 193 Tape Value: 192 |---| 1 |----| 0.52083% Comment: Age of loan is 193. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: 8 (Days)   Variance %:    Comment: applixxtion date is xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per pacer, there is bankruptcy.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $0.00   Tape Value: $862.36   Variance: $-862.36   Variance %: -100.00000%   Comment: Deferred Prxxipal balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 360   Tape Value: 366   Variance: -6   Variance %: -1.63934%   Comment: Modifixxtion Stated Term is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00110000111101111101100   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Payment History String is 0100001000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00110111110111100001100   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: payment History String reversed is 0001000010.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $860.94   Tape Value: $24.06   Variance: $836.88   Variance %: 3478.30423%   Comment: Post-close Total Debts per 1003 is $860.940.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 184 (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 366 Tape Value: 360 Variance: 6 Variance %: 1.66666% Comment: total term xxluding Mod. extension is 366. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home is not affixed. According to the appraisal report dated xx/xx/xxxx, the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The abstracted search report attached with updated title dated xx/xx/xxxx also shows that the affixture affidavit for the mobile home is missing. The latest tax assessor report also shows the property type is mobile home as ‘xx’ and there is separate tax assessment for land and improvements. The ALTA 7 Endorsement is not attached with the short form policy. Also there is no any Affixation Certifixxte available in the loan file. Also BPO report (loxxted- xx) dated xx/xx/xxxx shows that subject property type is ‘Manufactured Home.’ Therefore, we are unable to verify whether the subject property has been attached to the land or not.""	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "CE risk indixxtor is moderate due to,
GSE Points and Fees Test:Loan Data: $x,xxx.xx, Comparison Data: $x,xxx.xx and Variance:+$xxx.xx.
Points Test:Loan Data:$x,xxx.xx, Comparison Data: $x,xxx.xx and Variance:+$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "CE state regulation test failed due to,
x. This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
x. This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx."
*xx (Lvl x)     "The loan is purchase transition hence appraised value of the subject property is considered the sale price xx is less than the original balance xx Therefore LTV exx
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41724992	xx	Unavailable	Not Applicable	15.263%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$291.80	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx with“xx”
..
There is an active junior mortgage in the amount of xx which was recorded on xx in favor of xx, xx.
No active liens and judgment have been found on updated title report.

x installment of County tax of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.

x installment of County tax of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided from xx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modifixxtion terms.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modifixxtion terms.
Loan modifixxtion agreement was made between the borrower and Lender on x/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx/x/xxxx. The new prxxipal balance is $xx,xxx.xx. The interest bearing amount is $xx,xxx.xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.
Borrower has filed bankruptcy under chapter x cxxAs per statement of intention dated xx/xx/xxxx debtor wants to retain the subject property. Chapter x Trustee's Report of No Distribution” was filed on x/x/xxxx and debtor was discharge on xx/xx/xxxx.
As per latest BPO report datedxx/xx/xxxx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xxx. As per statement of intention dated xx/xx/xxxx debtor wants to retain the subject property. Chapter x Trustee's Report of No Distribution” was filed on x/x/xxxx and debtor was discharge on xx/xx/xxxx.	Loan modifixxtion agreement was made between the borrower and Lender on x/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new prxxipal balance is xx The interest bearing amount is $xx,xxx.xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value: 10/8/2003 Tape Value:xx/xx/xxxx |---| 8 (Days) |----| Comment: Applixxtion date is xx/xx/xxxx but tape data showsxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applixxble   Tape Value: xx -xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: xx   Tape Value: xx   Variance: 6 (Days)   Variance %:    Comment: Doc date of last modifixxtion is xx but tape data shows 9/1/2017.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx.   Tape Value: xx xx.   Variance:    Variance %:    Comment: Lender name is xx, xx. but tape data shows xx xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is fixed but tape data shows arm.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Mailing address city is big bear city but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx but tape datas shows xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address zip code is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 646   Variance: -166   Variance %: -25.69659%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000 but tape data shows 100000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000 but tape data shows 00000000000000000001.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property address street is xx but tape data shows 204 angeles blvd.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2057   Tape Value: 11/1/2033   Variance: 8705 (Days)   Variance %:    Comment: Stated maturity date is xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 646 Tape Value: 480 Variance: 166 Variance %: 34.58333% Comment: Total term xxluding mod extention is 646 but tape data shows 480. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by borrower."	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "ComplianceEase Risk Indixxtor is Moderate due to TILA APR Test is failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed due to TILA APR Test.
TILA APR Test shows Loan Data x.xxx%, Comparison data x.xxx% and variance -x.xxx%.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Impound Account Disclosure
x. Private Mortgage Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Hazard Insurance Disclosure
x. Privacy Notice
x. Fair Debt Collection Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x Settlement date is xx which is after the note date xx		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89445667	xx	Unavailable	Not Applicable	13.297%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.375%	$849.20	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with the lender Cxx, xx. which was recorded on xx
There is a junior mortgage on the subject property with the lenderxx recorded on xx in amount of xx
There are civil judgments against the borrower with the different plaintiffs in the total amount of $ xx
The combined taxes have been paid in the amount of x
No prior year delinquent taxes have been found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of xx The last payment was made by borrower as per the modifixxtion made on xx
Collections Comments:Collection comment Documents:

xx

According to BPO report (loxxted- xx) dated xx/xx/xxxx the subject property is occupied by tenant and property type is condominium. No damages/repairs have been found. The comment dated xx shows that the borrower is not delinquent as of xx The comment dated xx reason for default is loss of job due to this borrower’s xxome is reduced.
No evidences have been found regarding foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx The current unpaid prxxipal balance is in the amount of xx
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of xx The last payment was made by borrower as per the modifixxtion made on xx

Bankruptcy was filed by “xx” under the chapter x xx. Schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. Bankruptcy xxse was discharged on xx and was terminated on xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Bankruptcy was filed by “xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. Bankruptcy xxse was discharged on xx and was terminated on xx
The loan has been modified once sxxe origination. The borrower made last payments as per the loan modifixxtion.  According to the modified terms, the new prxxipal balance is in the amount of xx The amount xx from the prxxipal balance is deferred and the interest bearing amount will be xx The borrower promises to pay $xxx.xx with the starting rate of interest x.xxx% beginning from xx The new maturity date is xx
Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 181 Tape Value: 182 |---| -1 |----| -0.54945% Comment: xx. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: 12/8/2003   Tape Value: xx   Variance: 24 (Days)   Variance %:    Comment: Applixxtion was signed on 12/8/2003.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bk was filed.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Deferred prxxipal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: Not applixxble.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Mailing address is xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 635   Variance: -155   Variance %: -24.40944%   Comment: Modifixxtion stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: Not applixxble.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011001000000010000000000   Tape Value: 321000000000000000000000   Variance:    Variance %:    Comment: Payment history string is mm100000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000010000000100110   Tape Value: 000000000000000000010123   Variance:    Variance %:    Comment: Payment histiry string reversed 0000000001mm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1901.53   Tape Value: $13.30   Variance: $1888.23   Variance %: 14197.21804%   Comment: Total debt per 1003 is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 12/1/2056   Tape Value: 1/1/2034   Variance: 8370 (Days)   Variance %:    Comment: Stated matuirty date is 12/1/2056.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 635 Tape Value: 480 Variance: 155 Variance %: 32.29166% Comment: Total term is 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "CE Risk Indixxtor is 'Moderate'.
Prohibited Fees Test:Loan Data: $xxx.xx, Comparison Data: $x.xx and  Variance data: +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "CE state regulation test failed due to,
The loan is a home loan, as defined in the legislation, due to the following findings:
x. The mortgage is secured by real estate in New Jersey.
x. The mortgage is secured by a dwelling which is or will be occupied by a borrower as the borrower's prxxipal dwelling."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in New Jersey, the state disclosures are missing from the loan file.
x. NJ Applixxtion Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Servicing Transfer Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5566249	xx	Unavailable	Not Applicable	29.357%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the favor of MERS as nominee for xx xx for the amount of xx which was recorded on xx with Instrument# xx
The chain of the assignment has not been completed. The last assignment is from xx xx to xx, xx which was recorded on xx The assignment should be with xx.
No active judgments or liens have been found against the subject property/the borrower.
County, xx, and School taxes for the year of xxxx of the parcelxxare due in the amount of $ xxxx.xx on xx/xx/xxxx and County, xx, and School taxes for the year of xxxx of the parcel xxx are due in the amount of $ xx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid prxxipal balance is reflected in the amount of xx The borrower had the last payment according to the note terms with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid prxxipal balance is reflected in the amount of $xx,xxx.xx. The borrower had the last payment according to the note terms with the interest rate of x.xxx % and P&I of $xxx.xx. No foreclosure activity has been found in the loan file. The loan has not been modified sxxe the origination.
Borrower, “xx” had filed bankruptcy under chapter-xx with thexxx and the plan was confirmed on xx/xx/xxxx. POC was filed by xx, xx on xx for the secured claim amount of xx and amount of arrearage is $xxx.xx.
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx
According to chapter xx plan dated xx the debtor shall pay to trustee in the amount of $x,xxx.xx per month for a plan term of xx months and monthly payment for arrearage is in the amount of $xxx.xx.  The same plan was confirmed on xx/xx/xxxx. Interim notice of cure of arrears was filed on xx/xx/xxxx. Deadline due date for POC is xx/xx/xxxx. Notice of Mortgage Payment Change was filed on xx/xx/xxxx.
According to the BPO report loxxted at xx Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed. According to the BPO report loxxted atxx
Collection comments are loxxted at “xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower,xxfor the secured claim amount of xx and amount of arrearage is xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx
According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to trustee in the amount of $x,xxx.xx per month for a plan term of xx months and monthly payment for arrearage is in the amount of $xxx.xx.  The same plan was confirmed on xx/xx/xxxx. Interim notice of cure of arrears was filed on xx/xx/xxxx. Deadline due date for POC is xx/xx/xxxx. Notice of Mortgage Payment Change was filed on xx/xx/xxxx.
Not Applixxble	Affiliated Business Disclosure Credit Report	Field: Applixxtion Date (Baseline script version) Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx |---| 27 (Days) |----| Comment: Applixxtion date is xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Payment for MI is available in the applixxtion.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx xx   Tape Value: xx DBA diech.com   Variance:    Variance %:    Comment: The lender name is "xx xx".   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per applixxtion, address city is xx,   Tape Source: Initial   Tape Type:
Field: Mailing Address State   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per applixxtion, address state is xx,   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per applixxtion, address is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Zip code as per applixxtion is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 221000000000000000000000   Variance:    Variance %:    Comment: The payment history string is 012334123210.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010122   Variance:    Variance %:    Comment: The payment history string reversed is 012321433210.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1149.08   Tape Value: $45.77   Variance: $1103.31   Variance %: 2410.55276%   Comment: Total debt is $1,149.08.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: 100 Jenkins Road Tape Value: 100 JENKINS RD Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78180118	xx	593	607	50.747%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$454.90	xx/xx/xxxx	Financial Hardship
According to updated title report dated xx
xx
The chain of assignment has not been completed. Currently, the assignment is from xx. to xx. The assignment should be with xx.

There is an active mortgage prior to the subject Mortgage, in the favor of xx
There are two junior Mortgages against the property. The first in the favor of xx
The first and second installment city taxes of xxxx have been paid in the amount of $xxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.
The reason for default is unable to be determined from the collection comments.
The loan has been modified, this modifixxtion agreement was made between Borrowerxx
The borrowerxx The debtor and joint debtor were discharged on xx/xx/xxxx. The xxse was terminated on xx/xx/xxxx.
The foreclosure details have not been found in collection comments and loan files.
As per the exterior inspection report dated xx/xx/xxxx, the subject property is owner-occupied and average in condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower Leon xx, Jr. and Jacqueline xx had filed bankruptcy under Chapter x with the xxse #xx-xxxxx on xx/xx/xxxx. The date of last filing is xx/xx/xxxx. As per the Schedule-D of voluntary petition dated xx/xx/xxxx, the amount of claim without deducting the value of collateral is $xx,xxx.xx and the value of collateral is $xx,xxx. Hence, the unsecured portion is $xx,xxx.xx. The debtor and joint debtor were discharged on xx/xx/xxxx. The xxse was terminated on xx/xx/xxxx.	This modifixxtion agreement was made between Borrower xx xx on xx/xx/xxxx.The reason for modifixxtion is financial hardship. As per the modified terms, new prxxipal balance is xx Borrower promises to pay $xxx.xx monthly with a modified interest rate x.xx% beginning from xx/xx/xxxx with a maturity date xx The interest bearing amount is xx There is no deferred balance and prxxipal forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 181 Tape Value: 182 |---| -1 |----| -0.54945% Comment: Age of loan is 181. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: 12/5/2003   Tape Value: 11/7/2003   Variance: 28 (Days)   Variance %:    Comment: The applixxtion date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx, Jr. and  xx had filed bankruptcy under Chapter 7 with the xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx.   Tape Value: xx   Variance:    Variance %:    Comment: As per Note, the borrower last name isxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 574   Variance: -94   Variance %: -16.37630%   Comment: The modifixxtion stated terms are 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 322000000000000000000000   Variance:    Variance %:    Comment: The payment history string is MM1111222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000020223   Variance:    Variance %:    Comment: The payment history reversed string is 2222222222111MM.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2069.48   Tape Value: $49.69   Variance: $2019.79   Variance %: 4064.78164%   Comment: Post-Close debst are $2069.48.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 6513 (Days)   Variance %:    Comment: The stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 574 Tape Value: 480 Variance: 94 Variance %: 19.58333% Comment: Total term xxluding Mod. extension is 574. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
The loan data is $xxx,xxx.xx and the comparison data is $xxx,xxx.xx; hence, the unsecured portion is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx.
The loan data is $xxx,xxx.xx and the comparison data is xx hence, the unsecured portion is -$xxx.xx."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Michigan State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer xxution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95681069	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$1,055.61	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with MERS as nominee for xx, xx. for the amount of xx which was recorded on xx
The chain of assignment is not complete. Last assignment was made on xx from xx., As Nominee For xx, xx., Its Successors and assigns to xx which was recorded on xx however, it should be with xx.
No active judgments or liens found.
Town first and second installment taxes for the year of xxxx have been paid in the total amount of xx
No prior delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the loan. The borrower is current with the loan. The last payment received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is xx The reason for default is unemployment and decreased xxome. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-x with thexxNo POC has been filed. The reaffirmation agreement has been filed on x/x/xxxx. The debtor shall pay $xxx,xxx.xx under the reaffirmation agreement. The xxse was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx with the standard discharge.	This Fixed modifixxtion agreement was made between the borrowerxx. As per the modified term, the new prxxipal balance is xx borrower promises to pay the monthly P&I of $x,xxx.xx with the interest rate x.xxx %; beginning from xx the new maturity date is xx/x/xxxx. This loan was modified only once sxxe origination.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value: xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 36 (Days) |----| Comment: As per Final applixxtion date is xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per xx had filed bankruptcy under chapter 7 planxx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 281   Tape Value: 361   Variance: -80   Variance %: -22.16066%   Comment: As per modifixxtion document modifixxtion stated terms are 281.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010210210021021101012101   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 110000110000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 101210101120120012012010   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: The Payment History String reversed is 000011000011.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 12/1/2033   Tape Value: 11/1/2033   Variance: 30 (Days)   Variance %:    Comment: The stated maturity date is 12/1/2033.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 361 Tape Value: 281 Variance: 80 Variance %: 28.46975% Comment: As per modifixxtion document total term xxluding Mod. Extentions are 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Michigan, However, the following state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer xxution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77805011	xx	Unavailable	Not Applicable	20.188%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$127.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx with xxThe chain of assignment is xxomplete as the subject mortgage is currently with the, “xx, xx” instead of “xx”
No active liens and judgment have been found on updated title report.
x installment of County tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xxxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modifixxtion terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modifixxtion terms.
Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx which began on x/x/xxxx. The new prxxipal balance is xx The interest bearing amount is $xx,xxx.xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.
Borrower has filed bankruptcy under chapter xx xx POC was field onxx/xx/xxxx which state that the amount of secured claim is $xx,xxx.xx and the amount of arrearage is $x.xx.  Debtor file amended chapter xx plan onxx/xx/xxxx which states that the debtor will pay to the trustee $ xxx.xx monthly for xx months and $x,xxx.xx per month for xx months. Debtor will pay subject claim directly to subject creditor. Order of confirming plan was filed on xx which shows that the debtor plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.
As per the latest BPO report datedxx/xx/xxxx, subject property is vaxxnt.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx xx. POC was field on xx which state that the amount of secured claim is xx and the amount of arrearage is $x.xx. Debtor file amended chapter xx plan on xx which states that the debtor will pay to the trustee $ xxx.xx monthly for xx months and xx per month for xx months. Debtor will pay subject claim directly to subject creditor. Order of confirming plan was filed onxx/xx/xxxx which shows that the debtor plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modifixxtion agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xxxx. The new prxxipal balance is xx The interest bearing amount is xx and the maturity date is x/x/xxxx. Reason for Modifixxtion is Financial Hardship.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Dicsloures Missing Required State Disclosures	Field: Age of Loan Loan Value: 183 Tape Value: 182 |---| 1 |----| 0.54945% Comment: As per tape data age of loan is 182, however according to collection comment it is 183. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 29 (Days)   Variance %:    Comment: As per tape data applixxtion date (baseline script version) is xx/xx/xxxx, however according to collection comment it is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applixxble   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per tape data loan amortization type is ARM, however according to collection comment it is fixed.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 10.750%   Tape Value: 6.750%   Variance: 4.000%   Variance %: 4.00000%   Comment: As per tape data max rate at first adjustment is 6.750%, however according to collection comment it is 10.750%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 6.750%   Tape Value: 2.750%   Variance: 4.000%   Variance %: 4.00000%   Comment: As per tape data min rate at first adjustment is 2.750%, however according to collection comment it is 6.750.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 641   Variance: -161   Variance %: -25.11700%   Comment: As per tape data modifixxtion stated term is 641, however according to collection comment it is 480.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/1/2057   Tape Value: 1/1/2034   Variance: 8552 (Days)   Variance %:    Comment: As per tape data stated maturity date is 1/1/2034, however according to collection comment it is 6/1/2057.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 641 Tape Value: 480 Variance: 161 Variance %: 33.54166% Comment: As per tape data total term xxluding mod. extensions is 480, however according to collection comment it is 641. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4899105	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	5.250%	$426.61	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx, which was recorded on xx

No Chain of assignment has been found. However, the latest assignment should be with xx.

There is a junior state tax lien active in the favor of xx, Tax Assessor and Collector in the amount of $xx.xx which was recorded on xx

Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on x/x/xxxx.
No prior years delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The borrower is current with the loan. The last payment received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. Unable to determine the reason for default. The subject property has been occupied by the owner. The borrower’s intention is to keep property. No damages or repairs have been found regarding the property.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the cxx. The chapter xx plan has been confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is $x.xx. The schedule D of Voluntary Petition does not shows any unsecured claim. The debtor shall pay to the trustee xx for xx months. The xxse has been discharged on xx	According to the modifixxtion, the loan was modified on x/x/xxxx in between the borrower xx. The new modified prxxipal balance per modifixxtion is in the amount of xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx. The maturity date reflects per modifixxtion is xx	1-4 Family Rider
Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence	Field: Age of Loan Loan Value: 180 Tape Value: 181 |---| -1 |----| -0.55248% Comment: No Discrepancy. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated per bankruptcy documents.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xxrriere   Tape Value: xx   Variance:    Variance %:    Comment: Missing 1003   Tape Source: Initial   Tape Type:
Field: Mailing Address State   Loan Value: Mississippi   Tape Value: Louisiana   Variance:    Variance %:    Comment: Missing 1003   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value:xx  Variance:    Variance %:    Comment: Missing 1003   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: 39426-0000   Tape Value: 70118-0000   Variance:    Variance %:    Comment: Missing 1003   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 240   Tape Value: 388   Variance: -148   Variance %: -38.14432%   Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 1   Variance: 1   Variance %: 100.00000%   Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000443221000001010210100   Tape Value: 000010000000101xxxxx   Variance:    Variance %:    Comment: Updated per Payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001012010100000122344000   Tape Value: xxxxx101000000000000   Variance:    Variance %:    Comment: Updated per Payment history   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/1/2036   Tape Value: 2/1/2019   Variance: 6330 (Days)   Variance %:    Comment: Updated per modifixxtion   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: 2 Family   Tape Value: Single Family   Variance:    Variance %:    Comment: Missing appraisal   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 388 Tape Value: 240 Variance: 148 Variance %: 61.66666% Comment: Updated per modifixxtion Tape Source: Initial Tape Type:	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final Title policy is missing from the loan file. The short form and commitment also not found."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file along with estimated hud-1 and itemization."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing required x-x family rider (Lvl x)     "x-x rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5819104	xx	728	Not Applicable	43.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with Mers As Nominee , xx. which was recorded on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx It should with xx, xx.
There is a junior mortgage in the amount of xx which was recorded on xx in the favor ofxx
Annual installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx.
The P&I is $xxx.xx and PITI is $x,xxx.xx.
Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for xx the borrowerxx No evidence of post-closing foreclosure have been found. The RFD is and Excessive obligation. The borrower was offered a trial payment plan. The trial plan was successfully completed. The loan was permanently modified. However, the borrower missed the payment. The last payment was made as per the note terms. Unable to determine the occupancy. No repairs and damages have been
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per the review of the PACER report, the borrower xx on xx As per the voluntary petition scheduled D, there is an unsecured portion in the amount of xx and the amount of collateral is xx The debtor was discharged on xx and the xxse was terminated on xx	Not Applixxble	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 180 Tape Value: 181 |---| -1 |----| -0.55248% Comment: Age of loan is 180. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 14 (Days)   Variance %:    Comment: As per the applixxtion, the applixxtion date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xxwith thexx  Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: The borrower was offered a trial payment plan. The trial plan was successfully completed. The loan was permanently modified. However, the borrower missed the payment. The last payment was made as per the note terms.   Tape Source: Initial   Tape Type:
Field: Did a Modifixxtion Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The borrower was offered a trial payment plan. The trial plan was successfully completed. The loan was permanently modified. However, the borrower missed the payment. The last payment was made as per the note terms.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: The borrower was offered a trial payment plan. The trial plan was successfully completed. The loan was permanently modified. However, the borrower missed the payment. The last payment was made as per the note terms.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111001111101000211121   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string is 0123111111111   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121112000101111100111111   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 111111113210   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003 Loan Value: $1901.81 Tape Value: $42.49 Variance: $1859.32 Variance %: 4375.90021% Comment: As per the applixxtion, the total debt is $1901.81. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Disclosure of Additional Fees is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94657015	xx	651	603	29.459%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx with instrument# xx in the amount of xx in favor of Cxx, xx.

There is one junior mortgage open against the borrower in the amount of xx which was recorded on xx in favor of , xx.

No active judgments or liens found.
No prior years delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per note terms on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan currently is in bankruptcy. Provided payment history from xx/xx/xxxx to xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per note terms on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of xx According to the payment history the current unpaid prxxipal balance is being reflected in the amount of xx .
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased xxome. The borrower made last payment as per note terms. The loan is not yet modified sxxe origination.
According to the PACER, the borrower had filed the bankruptcy under chapter-xx with xxand POC amount xx amount of arrearage xx.xx. No more information regarding bankruptcy.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter-xx with xx. POC was filed onxx/xx/xxxx with secured claim amount of xx amount of arrearage is $xx.xx. The plan was confirmed onxx/xx/xxxx and as per plan datedxx/xx/xxxx the subject creditor will be paid in accordance with pre-petition contracts between the debtor and holder of the subject claim.	Not Applixxble	Affiliated Business Disclosure Missing Dicsloures Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 179 Tape Value: 180 |---| -1 |----| -0.55555% Comment: As per tape data age of loan is 180, however according to collection comment it is 179. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 2 (Days)   Variance %:    Comment: As per tape data applixxtion date (baseline script version) isxx/xx/xxxx, however according to collection comment it isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: As per tape data payment history string is 001000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: As per tape data payment history string reversed is 000000000100.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003 Loan Value: $2793.29 Tape Value: $22.74 Variance: $2770.55 Variance %: 12183.59718% Comment: As per tape data post-close total debts per 1003 is $22.74, however according to collection comment it is $2,793.29. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91280555	xx	Unavailable	Not Applicable	44.566%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx/xx/xxxx, the subject mortgage originated on xx
The chain of assignment has not been completed.  Currently, the assignment is from xx, a Division of  xx to xx which was recorded on xx However, the correct assignee should be with the “xx”.
There is one junior mortgage against the subject property in the favor of xx, xx. for the amount of xx
There is one water sewer lien against the subject property in the favor ofxxfor the amount of $xxx.xx which was recorded on xx
There is one junior civil judgment against the borrower in the favor of xx USA, xx. in the amount of $xx,xxx.xx which was recorded on xx
Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
First combined installment taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
Second combined installment taxes for the year of xxxx have been due in the amount of $x,xxx.xx which was due on xx/xx/xxxx.
No, any prior year delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is currently performing and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the foreclosure document loxxted at “xx”, the file was referred to an attorney onxx/xx/xxxx. No, any further details have been found regarding the foreclosure.
The borrower xx The plan was confirmed on xx/x/xxxx. The POC was filed onxx/xx/xxxx for secured claim amount is $xxx,xxx.xx and arrearage amount $xx,xxx.xx. The debtor was discharged on x/x/xxxx.
As per the comment datedxx/xx/xxxx, the subject property is owner occupied. No, any damage and repairs have been found.
The servicing comments loxxted at “(xx

Foreclosure Comments:As per the foreclosure document loxxted at “xxx”, the file was referred to an attorney onxx/xx/xxxx. The notice of trustee sale loxxted at xx. No, any further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-xx bankruptcy Cx The plan was confirmed on xx The POC was filed on xx for secured claim amount is xx and arrearage amount xx The debtor was discharged on xx

Not Applixxble	Credit Report HUD-1 Closing Statement Missing Required Disclosures Missing Required State Disclosures	Field: Age of Loan Loan Value: 182 Tape Value: 180 |---| 2 |----| 1.11111% Comment: Age of loan is 182 but tape data shows 180. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 2/5/2004   Variance: 21 (Days)   Variance %:    Comment: Applixxtion date (baselne script version) isxx/xx/xxxx but tape data shows 2/5/2004.   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: R   Tape Value: R.   Variance:    Variance %:    Comment: BOrrower middle name is R but tape data shows R.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001110000   Tape Value: 432000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 1123111222223 but tape data shwos 4320000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000011100000000000000000   Tape Value: 000000000000000000020234   Variance:    Variance %:    Comment: Payment history string reversed is 322221113211 but tape data shows 000000000000000000020234.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1730.58   Tape Value: $53.60   Variance: $1676.98   Variance %: 3128.69402%   Comment: Post-close total debts per 1003 is $1,730.58 but tape data shows #53.60.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx but tape data shows xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is loxxted “xx“. However, the second page is missing from the loan files. The values are updated by estimated HUD-1 loxxted at “xx “."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is loxxted in state of Washington. The following required State Disclosure is missing in the loan file.
x.Construction Lien Disclosure
x.Mortgage Loan Servicing Disclosure
x.Choice of Insurance Notice
x.Purchase Money xx Loan Closing Valuation Disclosure
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
																									* Settlement date is different from note date (Lvl x) "The settlement date is xx and note date is xx However, the settlement date is different from note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27971111	xx	Unavailable	Not Applicable	37.614%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$15,417.54	2.000%	$234.88	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx in favor of MERS as nominee for xx, xx and also was recorded on xx
The chain of assignment is xxomplete. The latest assignment of mortgage is with xx and it was recorded on xx However, it should be with xx xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxx. The borrower made last payments as per loan modifixxtion on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Laon is in delinquency. Provided payment history fromxx reveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxx. The borrower made last payments as per loan modifixxtion on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of xx
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased xxome. The borrower made last payment as per loan modifixxtion on xx/xx/xxxx. The loan is modified once sxxe origination. The loan modifixxtion was last made effective from xx
The borrower promised to pay the unpaid prxxipal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with step amortized type and started from the first payment on xx/xx/xxxx and to be ended with the maturity date of xx/xx/xxxx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/xxxx. The unpaid prxxipal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrowerxx. The bankruptcy xxse was discharged on xx and also got terminated on xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xxThe bankruptcy xxse was discharged on xx and also got terminated on xx	Loan Modifixxtion agreement was made between borrowexx
The borrower promised to pay the unpaid prxxipal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid prxxipal balance that has been amortized is xx as an interest bearing amount.
Credit Report	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 21 (Days) |----| Comment: Applixxtion date (baseline script version) is xx but tape data shows xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: xx   Tape Value: xx   Variance: -29 (Days)   Variance %:    Comment: Doc date of last modifixxtion is xx but tape data shows xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is arm but tape data shows fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street isxx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applixxble   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 600   Variance: -120   Variance %: -20.00000%   Comment: Modifixxtion stated term is 480 but tape data shows 600.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1079.19   Tape Value: $39.56   Variance: $1039.63   Variance %: 2627.98281%   Comment: post-close total debts per 1003 is $1,079.19 but tape data shows $39.56.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street isxx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 10957 (Days)   Variance %:    Comment: Stated maturity date is xx but tape data shows xx   Tape Source: Initial   Tape Type:
																					Field: Total Term xxluding Mod. Extensions Loan Value: 600 Tape Value: 480 Variance: 120 Variance %: 25.00000% Comment: Total term xxluding mod extensions is 240 but tape data shows 480. Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39762251	xx	Unavailable	Not Applicable	17.961%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$2,212.41	4.625%	$671.00	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with the lender MERS as nominee for xx which was recorded on xx
The chain of the assignment has not been completed. The latest assignment is from Suntrust Mortgage, xx. to xx which was recorded on xx However, it should be with xx.
There is an IRS lien in the favor of xx -IRS in the amount of xx which was recorded on xx
Annual installment of combined jurisdiction tax of xxxx has been paid in the amount of xx on xx
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower is current with the payments. The last payment was received on xx which was applied for the due date of x/x/xxxx and the next due date for payment is xx The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the payments. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
The loan modifixxtion agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx The maturity is xx/x/xxxx. The interest bearing amount is $xxx,xxx.xx and deferred balance in the amount of $x,xxx.xx. There is no provision for the balloon payment. Previously, the loan has been modified on xx
The borrowerxx The xxse was converted to chapter x on xx The debtor was standardly discharged on xx and the xxse got terminated onxx/xx/xxxx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The latest BPO report datedxx/xx/xxxx shows that the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx. The xxse was converted to chapter x on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx The debtor was standardly discharged on xx and the xxse got terminated on xx	This loan modifixxtion agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning fromxx/xx/xxxx. The maturity is xx The interest bearing amount is xx and deferred balance in the amount of xx There is no provision for the balloon payment. Previously, the loan has been modified on xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy. Tape Source: Initial Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $2212.41   Tape Value: $2883.41   Variance: $-671.00   Variance %: -23.27105%   Comment: Deferred prxxipal per payment history is $2,212.41.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Lender require MI.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 607   Variance: -127   Variance %: -20.92257%   Comment: Modifixxtion sated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021000000112321100110110   Tape Value: 212000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 012000111211.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011011001123211000000120   Tape Value: 000000000000000000020212   Variance:    Variance %:    Comment: Payment history string reversed is 112111000210.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $946.58   Tape Value: $33.00   Variance: $913.58   Variance %: 2768.42424%   Comment: Post close total debts per 1003 is $946.58.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2054   Tape Value: 3/1/2034   Variance: 7519 (Days)   Variance %:    Comment: Stated maturity date is 10/1/2054.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 607 Tape Value: 480 Variance: 127 Variance %: 26.45833% Comment: Total term xxluding Mod. extensions is 607. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
x.xx Loan Agreement Notice.
x. Commitment Requirement/Anti-Tying.
x. TILA Disclosures in Spanish.
x. Choice of Insurance Notice.
x. Collateral Protection Insurance Disclosure.
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?.
x. Insurance Solicitation/Post Commitment Requirement.
x. Construction Loan Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD, the settlement date is xx which is not aligned with the note date xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21353631	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$775.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in the favor of xx. xx recorded in Instrument# | Book/Page#xx
The chain of assignment has not been completed. The current assignment is with "xx". However, the current assignment should have been with "xx." which is missing.
There is an active water/sewer lien against the subject property in the favor of Thexx
No prior year delinquent taxes have been found. Annual County taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/x/xxxx, the payment was applied for due date x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of collections comments and the loan file, the loan is performing. As per the payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date for payment is x/x/xxxx.

The reason for default is marital difficulty. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, damage was reported in September xxxx. However, the BPO report loxxted at “xx does not show any damage to the property. As per the collection comment xx the subject property had damage due to Irma Harvey on xx The property needed repairs in the amount of xx The damage was reported for the roof. The loss draft check in the amount of xx was issued on xx with check# xx As per thexx/xx/xxxx collections comment, homeowner told that he would not repair home due to funds being not enough to repair home. No details regarding repairs are available. However, as per the latest BPO report loxxted at xx; the property does not need any repair.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrowers xx The POC was filed onxx/xx/xxxx, the POC amount is xx and the arrearage amount is $xx.xx. The Chapter xx plan was confirmed on xx As per the confirmed plan, the debtor was supposed to pay the trustee $xxx.xx for xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx There is no comment indixxting a cram down. The bankruptcy was discharged on xx and xxse was terminated on xx	The loan was modified onxx/xx/xxxx between the borrowe xx. The new modified prxxipal balance as per modifixxtion is in the amount of xx with an interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modifixxtion is xx This loan was modified twice. The prior modifixxtion was made on xx	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Age of Loan Loan Value: 179 Tape Value: 178 |---| 1 |----| 0.56179% Comment: Age of Loan is 179. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrowers filed Bankruptcy onxx/xx/xxxx which is Post-Loan Origination as the subject loan closed onxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx xx   Variance:    Variance %:    Comment: The Note reflects the Co-Borrower's First Name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Mesias   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Co-Borrower's Last Name as Mesias.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mailing Address State   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: 33990-0000   Tape Value: 90028-0000   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 649   Variance: -169   Variance %: -26.04006%   Comment: The Modifixxtion reflects modifixxtion stated term as 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000144444444444444444444   Tape Value: 765000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 0000001mmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444441000   Tape Value: 000000000000000000050567   Variance:    Variance %:    Comment: The Payment History String reversed is mmmmm1000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/1/2058   Tape Value: 5/1/2034   Variance: 8797 (Days)   Variance %:    Comment: The Modifixxtion reflects Stated Maturity Date as 6/1/2058.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 649 Tape Value: 480 Variance: 169 Variance %: 35.20833% Comment: Total term xxluding mod extensions is 649. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Applixxtion Missing (Lvl x) "The Final Applixxtion is missing from the loan file along with transmittal."
* Final TIL Missing or Not Executed (Lvl x)     "The Final Truth in Lending Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in the Florida state. The following state disclosures are missing from the loan file:

x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Title issue (Lvl x) "The Final Title policy at the origination does not show the type of ownership. It is showing blank field. an appraisal report also missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,431.71	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47765547	xx	Unavailable	Not Applicable	29.945%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$730.41	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with xx for the amount of xx which was recorded on xx with the Instr | Book/Page xx
The chain of assignment is xxomplete. Last assignment was made on xx/xx/xxxx from xxHowever, it should be with xx xx.
There are two civil judgments against the borrower xx, however, the amount is not available.
The county first and second installment taxes for the year xxxx have been paid in the total amount of $xxxx.x.
No prior delinquent taxes have been found.
As ofxx/xx/xxxx payment history shows that the borrower is one month behind the payment and the next due for regular payment is x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to the due date of x/x/xxxx. The P&I is $xxx.xx and interest rate is x.xxx %. As per payment history, the current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of servicing comments as ofxx/xx/xxxx the loan is in collection process.
As ofxx/xx/xxxx payment history shows that the borrower is one month behind the payment and the next due for regular payment is x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to the due date of x/x/xxxx. The P&I is $xxx.xx and interest rate is x.xxx %. As per payment history, the current UPB is in the amount of $xxx,xxx.xx.
No evidence of post-closing FC has been found.
As per Pacerxx As per voluntary petition Schedule D amount of claim without deducting the value of the collateral is xx and the Value of collateral is xx the unsecured portion is $ xx The bankruptcy was discharged on xx and the xxse was terminated on xx

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per Pacer xx As per voluntary petition Schedule xx amount of claim without deducting the value of the collateral is xx and the Value of collateral is xx the unsecured portion is $ xxx.xx. The bankruptcy was discharged on xx and the xxse was terminated on xx	This Fixed modifixxtion agreement was made between the borrowexx. As per the modified term, the new prxxipal balance is xx The borrower promised to pay the monthly P&I of $xxx.xx with the interest rate x.xxx%; beginning from xx and the new maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 168 Tape Value: 167 |---| 1 |----| 0.59880% Comment: The age of loan 168. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 140 (Days)   Variance %:    Comment: As per Final applixxtion the applixxtion date is xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Pacer Lucero, Morris P had filed bankruptcy under chapter 7 plan xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination xx and the Lender did not require MI according to the appraisal report.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:xx xx   Variance:    Variance %:    Comment: As per Final applixxtion the mailing address isxx   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Final applixxtion the mailing Zip code is xx-   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 604   Variance: -124   Variance %: -20.52980%   Comment: As per modifixxtion document stated terms are Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000011   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mm0100000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000000000000000000000   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: The Payment History String reversed is 0000000010mm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2005.71   Tape Value: $34.23   Variance: $1971.48   Variance %: 5759.50920%   Comment: Post- Close Total Debts per 1003 is $2,005.71.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 7427 (Days)   Variance %:    Comment: As per modifixxtion document the stated maturity date ia xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 604 Tape Value: 480 Variance: 124 Variance %: 25.83333% Comment: As per modifixxtion document Total term xxluding Mod. Extensions 604. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan is failed for the TILA finance charge test.
This loan is failed for the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance  -xx
This loan failed the TILA finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.
TILA APR Test: FAIL Loan Data  x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Date after actual transaction date (Lvl x)     "The loan is originated with construction loan and the construction period was for xx months. The Final TIL was prepared after construction, the construction loan was originated on xx and the TIL date is xx Hence Final TIL date after actual transaction date."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "?The subject property is loxxted in New Mexico, However, the Freedom to Choose Insurance Company and Insurance Professional  state disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per loan note date is xx and the settlement date is xx Hence the settlement date is different from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84293884	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with MERS as nominee for xx for the amount of xx which was recorded on xx with the Instr | Book/Pagxx
The chain of assignment is not complete. Last assignment was made on xx from xx, xx. to xx, which was recorded on xx However, it should be with xx xx.
No active judgments or liens found against the borrower/ property.
The combined first installment taxes for the year xxxx have been paid in the amount of $ x,xxx.xx.
The combined second installment taxes for the year xxxx have due in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
Payment history as ofxx/xx/xxxx shows that the borrower is maxxregular payment and the next due for regular payment is x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to the due date of x/x/xxxx. The P&I is $xxx.xx and interest rate is x.xxx%. As per payment history the current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is maxxregular payment and the next due for regular payment is xx The last payment was received in the amount of xx which was applied to the due date of xx The P&I is $xxx.xx and interest rate is x.xxx%. As per payment history the current UPB is xx
No evidence of post-closing FC has been found.
According to the Pacer, the borrowe xxx and the plan was confirmed on xx/xx/xxxx. The creditor xx, LP had filed POC on xx with the secured claim amount of xx and arrearage of xx According to the order of confirming chapter xx plan, the debtor was to pay to the trustee the amount of $ x,xxx.xx per month. As per voluntary petition Schedule D the amount of claim without deducting the value of the collateral is xx and the Value of collateral is xx hence the unsecured portion is $ xx Later BK got discharged on xx and terminated on xx/xx/xxxx.
The collection comment does not reflect the subject property type and current property condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the Pacer, the borrowerxxand the plan was confirmed on xx/xx/xxxx. The creditor xx, had filed POC onxx/xx/xxxx with the secured claim amount of xx and arrearage of xx According to the order of confirming chapter xx plan, the debtor was to pay to the trustee the amount of $ xx per month. As per voluntary petition Schedule D the amount of claim without deducting the value of the collateral is xx and the Value of collateral is xx hence the unsecured portion is $ xx Later BK got discharged on xx and terminated on xx	Not Applixxble	Credit Applixxtion Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 176 Tape Value: 175 |---| 1 |----| 0.57142% Comment: The age of loan is 176. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: 14 (Days)   Variance %:    Comment: As per Final applixxtion the applixxtion date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the Pacer, the borrower Mcxxnn, Monika had filed bankruptcy under chapter 13 with thxx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 8/1/2014   Tape Value: 9/1/2014   Variance: -31 (Days)   Variance %:    Comment: As per Note document the interest only Expiration date is 8/1/2014.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $716.15   Tape Value: $583.33   Variance: $132.82   Variance %: 22.76927%   Comment: As per the note document the original stated P&I is $176.15.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111110111111111121111   Tape Value: 210000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mm0100000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111121111111111011111111   Tape Value: 000000000000000000000012   Variance:    Variance %:    Comment: The Payment History String reversed is 0000000010mm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: Unavailable   Tape Value: $49.36   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applixxble Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Applixxtion Missing (Lvl x) "Final loan applixxtion is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure document is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in Ohio, The following state disclosures are missing from the loan file.
?Equal Credit Availability Notice
?Insurance Tying Disclosure
?Non-Deposit Insurance Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24486703	xx	Unavailable	Not Applicable	55.047%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$620.69	xx/xx/xxxx	Financial Hardship	According to the review of updated title report as of xx the subject mortgage has been originated on xx and recorded on xx with lender as the Bxx, xx.
The chain of assignment is complete as the current assignee is xx.
There is junior mortgage lien recorded on xx in the amount of xx and in the name of The Bxx xx.
No active judgments and liens have been found.
Annual city and combined taxes of xxxx have been paid  in the amount of $xxxx.xx.  No prior delinquent taxes have been found.
As per the payment history the borrower is one month delinquent. The current UPB is $xxx,xxx.xx. The last payment had been received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx , the next due date to be paid is xx/xx/xxxx.
As per the payment history the borrower is one month delinquent. The current UPB is $xxx,xxx.xx. The last payment had been received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx , the next due date to be paid is xx/xx/xxxx.	Collections Comments:According to the collection comments the loan is currently performing. The loan had been last modified on xx/xx/xxxx with a new modified amount of xx to be paid at the interest rate of x.xx% with payment starting from xx to xx/xx/xxxx. The current UPB is $xxx,xxx.xx. The last payment had been received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx , the next due date to be paid is xx/xx/xxxx. Borrower filed chapter xx bankruptcy on xx/xx/xxxx and plan had been confirmed on xx/xx/xxxx and the xxse was discharged on xx/xx/xxxx. As per the POC filed on xx/xx/xxxx the secured claim amount is xx and amount of arrears is xx the borrower is discharged as he had paid all the arrears amount stated in the bankruptcy.
No damages or repairs are reported in the comments.
The subject property is occupied by the owner.
No prior delinquent taxes have been  found open.

Foreclosure Comments:As per the updated title notice of Lis Pendens complaint had been filed on xx The foreclosure activity was put on hold as the loan was modified on xx The last payment has been made for the due date of xx
Bankruptcy Comments:Borrower filed chapter xx bankruptcy on xx/xx/xxxx and plan had been confirmed on xx/xx/xxxx and the xxse was discharged on xx/xx/xxxx.As per the POC filed on xx the secured claim amount is xx and amount of arrears is xx
The loan modifixxtion agreement was made between xx
The new modified prxxipal amount is xx to be paid at the interest rate of x.xx% with payment starting from xx
The loan modifixxtion agreement was made between xx The new modified prxxipal amount is xx to be paid at the rate of x.xx% with payment starting from xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 173 Tape Value: 174 |---| -1 |----| -0.57471% Comment: The age of loan is 173 months. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 8/3/2004   Variance: 14 (Days)   Variance %:    Comment: The applixxtion date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bk is filed after origination.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure filed after origination.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address is xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 620   Variance: -140   Variance %: -22.58064%   Comment: The modifixxtion stated term is 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000111110000000000001   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The payment history string is 100000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000011111000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The payment history string is 100000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2759.49   Tape Value: $49.10   Variance: $2710.39   Variance %: 5520.14256%   Comment: The post close total debts is $2759.49.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/1/2056   Tape Value: 9/1/2034   Variance: 7913 (Days)   Variance %:    Comment: The stated maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 620 Tape Value: 480 Variance: 140 Variance %: 29.16666% Comment: The total term is 620 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The required state disclosures are missing in the loan file.
x) Fair Housing Notice.
x) Homeownership Protection Center Disclosures.
x) Notice of Free Choice of Agent or Insurer."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9534677	xx	Unavailable	Not Applicable	44.195%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$734.47	xx/xx/xxxx	Financial Hardship	According to Updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx. in the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx, xx., Successor by Merger to xx xx.
There are two Hospital liens against the borrowexx
Annual combined taxes of xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The last payment was made as per the Modifixxtion agreement.

Collections Comments:The loan is currently in the collection. The borrower was delinquent for x month next due date is xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx The last payment was made as per the Modifixxtion agreement.
The loan was modified in xxxx.
The borrower  xx
The foreclosure has not been initiated sxxe origination.
As per exterior BPO report dated xx/xx/xxxx, the subject property is owner-occupied and average in condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx. The plan was confirmed on xx/xx/xxxx. The POC was filed by xx, xxand the arrearage is $xxxx.xx. The Schedule D of voluntary petition shows the amount of claim is xx and value of property is xx The debtor shall pay the trustee $xxx.xx per month for a period of xx months. According to Trustee’s Final report dated xx/xx/xxxx, the debtor had paid the arrearages in the amount of $xxxx.xx. The debtor was discharged on xx/xx/xxxx and xxse was terminated on xx/xx/xxxx.
This Step modifixxtion agreement was signed between the borrowerxxThe Unpaid prxxipal Balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx The maturity dated is xx/xx/xxxx.
Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 173 Tape Value: 174 |---| -1 |----| -0.57471% Comment: Age of loan is 173. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 8 (Days)   Variance %:    Comment: Appilxxtion date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower Eleanor Toles Rice had filed bankruptcy under Chapter 13 with the xxse xxThe plan was confirmed on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: 11/4/2015   Tape Value: 11/1/2015   Variance: 3 (Days)   Variance %:    Comment: The last modifixxtion date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: $788.78   Tape Value: $778.78   Variance: $10.00   Variance %: 1.28405%   Comment: MOD step 2 P&I is 788.78.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applixxble   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 242   Tape Value: 376   Variance: -134   Variance %: -35.63829%   Comment: The Mod. stated term is 242.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011111111111111111111   Tape Value: 112000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 110001100110.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111111111110000   Tape Value: 000000000000000000020211   Variance:    Variance %:    Comment: Payment history string reversed is 011001100011.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1202.30   Tape Value: $34.02   Variance: $1168.28   Variance %: 3434.09758%   Comment: Post close total debt. per 1003 is $1,202.30.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: The Property county isxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2036   Tape Value: 9/1/2034   Variance: 487 (Days)   Variance %:    Comment: Stated maturity date is 0101/2036.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 376 Tape Value: 242 Variance: 134 Variance %: 55.37190% Comment: Total term xxluding Mod. Extentsions is 376. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission bexxuse it is understated by more than $xx.
The loan data is xx and comparison data is xx hence, the variance is -$xx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State. The following required state disclosures are missing from the loan file.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
																									x.Disclosure of Additional Fees"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56283401	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was recorded on xx with xx, xx.
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment combined taxes for the year of xxxx have been paid in the amount of xx on xx
x) Annual combined taxes for the year of xxxxx have been paid in the amount of xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxirregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid prxxipal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxirregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid prxxipal balance according to payment history is in the amount of xx The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The last payment was received according to the original note terms.
The foreclosure was not initiated in the loan.
The borrowerxx The plan was confirmed on xx The plan was later discharged on xx and was fully terminated on xx
The current status of loan is collections.
Latest available BPO report dated xx/xx/xxxx loxxted atxx) shows that the subject property is owner occupant. The home appears to be in average condition with no visible signs of repairs or damages.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx. The plan was confirmed on xx The plan was later discharged on xx and was fully terminated on xx
The creditor had filed POC on xx/xx/xxxx in the claim amount of xx with arrearage in the amount of xx
Not Applixxble	Affiliated Business Disclosure Credit Applixxtion Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: 170 Tape Value: 173 |---| -3 |----| -1.73410% Comment: verified from the payment history Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower filed chapter 13 xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Amaya   Tape Value: xx   Variance:    Variance %:    Comment: Verified from the note   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 112222221122222222221222   Tape Value: 222000000000000000000000   Variance:    Variance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 222122222222221122222211 Tape Value: 000000000000000000020222 Variance: Variance %: Comment: verified from the payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Applixxtion Missing (Lvl x) "Final applixxtion is missing from the loan file."
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "ComplianceEase risk indixxtor is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate bexxuse it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65979580	xx	747	773	20.898%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$286.33	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx. The Chain of the assignment has not been completed. It is missing from xx to xx.
There is a senior Civil judgment against the borrower in the amount of $xxx.xx which was recorded onxx/xx/xxxx and it is in the favor xx
There is a junior Civil judgment against the borrower in the amount of $x,xxx.xx which was recorded onxx/xx/xxxx and it is in the favor of xx
Annual county taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is x/x/xxxx. The last payment was received date is xx/x/xxxx and it is in the amount of $xxx.xx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently active in Collections and the next due date for payment is xx
The reason for default from the servicing comments is unable to determine. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:According to the PACER, the borrower “xxand it was discharged on xx and was terminated on xx The debtor shall pay the trustee in the amount of xx for xx months in the total amount of xx The POC has not been filed.	The Loan modifixxtion agreement was made on x/x/xxxx, between the borrower “ “xx”. The borrower promises to make a monthly payment of xx with the rate of interest x.xx%, beginning from xx till the maturity date x/x/xxxx. The new prxxiple balance stated in the Modifixxtion is in the amount of xx The deferred amount has not been given. Hence, the interest-bearing amount is $xx,xxx.xx. This modifixxtion does not contain any balloon provision. The loan has been modified only once sxxe origination.

Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: 174 Tape Value: 172 |---| 2 |----| 1.16279% Comment: actual data and tape data difference Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: 10/7/2004   Variance: 8 (Days)   Variance %:    Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post origination Bxx - standard dischargedxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: 4/1/2014   Tape Value: 5/1/2014   Variance: -30 (Days)   Variance %:    Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 593   Variance: -113   Variance %: -19.05564%   Comment: Per modifixxtion agreement term reflects 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 101000000000000000000000   Variance:    Variance %:    Comment: Missing payment history for months: Mar and April 2019. It is inferred no payments Jan - April 2019.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010101   Variance:    Variance %:    Comment: Missing payment history for months: Mar and April 2019. It is inferred no payments Jan - April 2019.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1483.17   Tape Value: $20.90   Variance: $1462.27   Variance %: 6996.50717%   Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD the purpose of transaction is xxsh Out. However, tape reflects Refinanace.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2054   Tape Value: 11/1/2019   Variance: 12570 (Days)   Variance %:    Comment: Per modifixxtion agreement maturity date reflects 4/1/2052.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 593 Tape Value: 480 Variance: 113 Variance %: 23.54166% Comment: Modifixxtion agreement term reflects 480 months and origination note reflects 180 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in AL state. The following state disclosure is missing from the loan file.
Choice of Insurer"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43442488	xx	591	Not Applicable	38.136%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$512.18	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with MERS as nominee for xx, Anxx.
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx It should be with xx.
There is a junior mortgage in the amount of xx.
No active judgments and liens have been found.
Annual city taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx The last payment was received in the amount of $xxx.xx which was applied for xx The UPB is xx The P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:
The present status of the loan is in performing and the next payment is due for xx The last payment was received in the amount of $xxx.xx which was applied for xx The borrower Txx
The borrower was offered a trial payment plan. The trial payments were successfully made and the loan was permanently modified on xxxx. The RFD is unable to be determined. As per the BPO report datedxx/xx/xxxx xx, the subject property is owner-occupied. No repairs and damages have been found.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per the review of the PACER report, the borrower Txx The xxse was converted from chapter xx to chapter x on xx The POC was filed on xx/xx/xxxx with its secured amount as xx and the arrearage amount is xx The debtor was discharged onxx/xx/xxxx and the xxse was terminated on xx/x/xxxx.	This modifixxtion agreement was signed between the borrowerxx
The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx %, beginning from x/x/xxxx. The maturity is x/x/xxxx.
Affiliated Business Disclosure	Field: Age of Loan Loan Value: 173 Tape Value: 172 |---| 1 |----| 0.58139% Comment: Age of loan is 173. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 25 (Days)   Variance %:    Comment: As per the applixxtion, the applixxtion date is xx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under chapter 13 with thexx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 642   Variance: -162   Variance %: -25.23364%   Comment: As per the mod, the stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 440121011001211012411100   Tape Value: 543000000000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string is mmmm200000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001114210112100110121044   Tape Value: 000000000000000000030345   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 0000002mmmmm   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1525.42   Tape Value: $38.41   Variance: $1487.01   Variance %: 3871.41369%   Comment: As per the applixxtion, the total debts are $1525.42.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/1/2058   Tape Value: 11/1/2034   Variance: 8582 (Days)   Variance %:    Comment: As per the mod, the stated maturity date is 5/1/2058.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 642 Tape Value: 480 Variance: 162 Variance %: 33.75000% Comment: As per the tape data total term xxluding Mod extensions months 642 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23028166	xx	Unavailable	Not Applicable	3.354%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$752.12	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortgage was originated on xx with lender MERS as nominee for xx, xx which was recorded on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However, the assignment is missing to xx xx.
There are numerous IRS liens in the favor of the xx in the amount of $xx,xxx which were recorded on different dates.

There are numerous state tax liens in the favor of the State of xx in the amount of xx which were recorded on different dates.

There are numerous civil judgments against the borrower in the amount of $xx,xxx which were recorded on different dates.

The annual combined taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/x/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/x/xxxx. The borrower xx and the plan was confirmed onxx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and an arrearage amount is $xxx,xxx.xx. According to the chapter xx plan filed on x/x/xxxx, the debtor shall pay $xxx.xx per month for a period of xx months. The date of the last filing the bankruptcy was x/x/xxxx. The loan modifixxtion agreement was made between the borrowerxx. The loan has been modified once sxxe origination. No damage and repairs have been found. No information pertaining to foreclosure has been found.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and an arrearage amount is $xxx,xxx.xx. According to the chapter xx plan filed on x/x/xxxx, the debtor shall pay $xxx.xx per month for a period of xx months. The date of the last filing the bankruptcy was x/x/xxxx.	The loan modifixxtion agreement was made between the borrowerxx. The modified new prxxipal balance is xx with an interest rate of x.xxx% and P&I of $xxx.xx. The first payment started from xx/x/xxxx to x/x/xxxx. There is no provision for the balloon payment and it does not have modifixxtion steps. The loan has been modified once sxxe origination.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 33 (Days) |----| Comment: Applixxtion date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applixxble   Tape Value: xx - xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 10/1/2014   Tape Value: 11/1/2014   Variance: -31 (Days)   Variance %:    Comment: Interest only expiration date is 10/1/2014.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx   Tape Value: xx, xx.   Variance:    Variance %:    Comment: Lender name is xx, xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 611   Variance: -131   Variance %: -21.44026%   Comment: Modifixxtion stated terms are 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Not Applixxble   Tape Value: $852.92   Variance:    Variance %:    Comment: Original stated P&I is not applixxble.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1186.38   Tape Value: $25.49   Variance: $1160.89   Variance %: 4554.29580%   Comment: post close total debt per 1003 is $1186.38.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: 6 mos int on prepay amt >20% OPB   Tape Value: 6_mos_int_on_OPB   Variance:    Variance %:    Comment: Prepayment penalty description is 6 mos int on prepayment amt>20%.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 4   Tape Value: 48   Variance: -44   Variance %: -91.66666%   Comment: Prepayment penalty terms months are 4.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street isxx.   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: 30 Days   Variance:    Variance %:    Comment: Servicing lookback days is First business day of preceeding.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2055   Tape Value: 10/1/2034   Variance: 7640 (Days)   Variance %:    Comment: Stated maturity date is 9/1/2055.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 611 Tape Value: 480 Variance: 131 Variance %: 27.29166% Comment: Total terms xxluding Mod Ext are 611. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl x) "Final TIL date is xx/xx/xxxx; however, note date is xx/xx/xxxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in the state of xx. The following state disclosures are missing from the loan file.
x.Impound Account Disclosure.
x.Cosigner Notice.
x.Private Mortgage Insurance Disclosure.
x.Earthquake Disclosure for Condominiums.
x.Hazard Insurance Disclosure.
x.Insurer RecommendationDisclosure.
x.xx Fair Lending Notice.
x.Anti-Tying Disclosure.
x.Privacy Notice.
xx.Notice of Right to Copy of Appraisal.
xx.Applixxtion for Credit-Married Persons.
xx.Fair Debt Collection Notice.
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined sxxe the supporting documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75970013	xx	Unavailable	Not Applicable	22.792%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$22,917.27	4.000%	$714.17	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with Mers As nominee Prxxipal xx, xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx
Loan Modifixxtion agreement was made between borrowerxx
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/x/xxxx and ends with the maturity date of xx/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx and the maturity date is xx/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
The borrower xx
The debtor was discharged on xx/xx/xxxx and xxse was terminated on xx/xx/xxxx.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrower xx
The debtor was discharged on xx/xx/xxxx and xxse was terminated on xx/xx/xxxx.
Loan Modifixxtion agreement was made between borrowerxx
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Applixxtion Date (Baseline script version) Loan Value: xx/xx/xxxx Tape Value: 10/2/2004 |---| 26 (Days) |----| Comment: Applixxtion date is xx/xx/xxxx however the tape data shows NO. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes HOwever the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modifixxtion   Loan Value: 11/1/2017   Tape Value: 12/1/2017   Variance: -30 (Days)   Variance %:    Comment: Doc date of Last Modifixxtion is 11/1/2017 however the tape data shows 12/1/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 635   Variance: -155   Variance %: -24.40944%   Comment: Modifixxtion sated term is 480 however the tape data shows 635.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 243222212222223433322211   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String reversed is mmm11mmmmmmm however the tape data shows 0000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112223334322222212222342   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String reversed is mmm11mmmmmmm however the tape data shows 0000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1871.46   Tape Value: $22.79   Variance: $1848.67   Variance %: 8111.75954%   Comment: Post-Close total debts per 1003 $1,871.46 however the tape data shows $22.79.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2057   Tape Value: 12/1/2034   Variance: 8371 (Days)   Variance %:    Comment: Stated Maturity date is 11/1/2057 however the tape data shows 12/1/2034.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 635 Tape Value: 480 Variance: 155 Variance %: 32.29166% Comment: Total Term xxluding mod Extension is 360 however the tape data shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in IL state. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not signed by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48627025	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx., xx. and also was recorded on xx.
The chain of assignment is xxomplete. The latest assignment of mortgage is withxx, a division of xx   and it was recorded on xx However, it should be with xx.
There is a senior mortgage against the subject property in favor of  xx in the amount of xx and it was recorded on xx
Active judgments or liens have been found pending are as follows:
x) There is a real estate tax lien against the subject property in favor of  xx in the amount of $x,xxx.xx and it was recorded on xx
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.

Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xxx,xxx.xx.
Collections Comments:Loan is in active bankruptcy. Provided payment history from xx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xxx,xxx.xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per note terms on xx/xx/xxxx. The loan is not yet modified sxxe origination.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrowerxx The bankruptcy xxse was terminated on xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The borrowerxx	Not Applixxble	Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Did a Modifixxtion Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: Modifixxtion is no. Tape Source: Initial Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 466   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000M0   Tape Value: 005000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 01110100000; however, tape shows 0000000000000050500.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0M0000000000000000000000 Tape Value: 000000000000000000050500 Variance: Variance %: Comment: Payment history string reversed is 00000000101110; however, tape shows 0000000000000050500. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in state of Massachusetts. The following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Mortgage Loan Applixxtion Disclosure
xxrbon Monoxide Alarms
MA Smoke Detector Certifixxte
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrowers Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerixxl value is unable to be confirmed from the given lenders documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91707869	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx withxxfor xx, which was recorded on xx/xx/xxxx. The chain of assignment is xxomplete as the Assignment of subject mortgage is currently with xx instead of xx.
No active liens and judgment have been found on updated title report.
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx on xx which was applied for the due date of xx The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the note terms.	Collections Comments:The subject loan is in performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the note terms.
Borrower has filed bankruptcy on x/x/xxxx under chapter x xxse# xxx AS per statement of intention of Voluntary petition datedxx/xx/xxxx debtor wants to reaffirm the subject collateral. Motion for relief from automatic stay was filed onxx/xx/xxxx by the subject creditor. Order on Motion to automatic stay was filed onxx/xx/xxxx which states that the automatic stay is continuing in effect. Debtor was discharged onxx/xx/xxxx.
As per latest BPO report datedxx/xx/xxxx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Borrower has filed bankruptcy on x/x/xxxx under chapter x xx. AS per statement of intention of Voluntary petition dated xx debtor wants to reaffirm the subject collateral. Motion for relief from automatic stay was filed on xx by the subject creditor. Order on Motion to automatic stay was filed on xx which states that the automatic stay is continuing in effect. Debtor was discharged on xx	Not Applixxble	Affiliated Business Disclosure
Credit Applixxtion
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Age of Loan Loan Value: 183 Tape Value: 184 |---| -1 |----| -0.54347% Comment: Age of loan ,data provided is 184 however audit value is 183. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy, data provided is No however audit value is Yes.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:  xx   Tape Value: Lender LTD xx   Variance:    Variance %:    Comment: Lender name,data provided is Lender LTD xx however audit value is  xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx   Tape Value:  xxive   Variance:    Variance %:    Comment: mailing address,data provided is  xxive however audit value is  xx   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 101111112100001100100000   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Payment History String , data provided is 10000000000000000000 however audit value is 0000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000001001100001211111101 Tape Value: 000000000000000000000001 Variance: Variance %: Comment: Payment History String reversed, data provided is 00000000000000000001 however audit value is 0000000000000 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Applixxtion Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70810643	xx	Unavailable	Not Applicable	47.028%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$19,887.09	4.000%	$421.03	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with “MERS as nominee for xx.” and it was recorded on xx
The chain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx.
There is one IRS lien against the borrower in the amount of xx in favor of xx which was recorded on x/x/xxxx.
The annual City taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

There is issue with the recording instrument as the vesting deed and mortgage document were recorded in out-of-order. xx	Review of updated payment history shows that the loan is in delinquency for x month. The last payment was received on xx in the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/x/xxxx. The next due date is xx The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
Collections Comments:xxxxxxxxxx_xxxxxxxxx_x.x.x.x.x x_commentthistory.csv_xx

As per servicing comments the loan is in active bankruptcy.xx POC was filed on xx/xx/xxxx with the secured claim amount of xx and arrearage in the amount of xx As per amended plan filed on x/x/xxxx the debtor shall pay $xxx.xx monthly to the trustee and arrearage total in the amount of $xxx.xx with monthly payment of $xx.xx for xx months.
The loan is in delinquency for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
The Loan Modifixxtion agreement was made on an effective date of xx/x/xxxx between “xxe” and lender “xx”.  The new prxxipal balance is xx and the P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx/x/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

As per BPO report datedxx/xx/xxxx (loc#"xx") the subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Mark xx& the plan was confirmed on xx/xx/xxxx. POC was filed on xx with the secured claim amount of xx and arrearage in the amount of $xxx.xx. As per amended plan filed on x/x/xxxx the debtor shall pay $xxx.xx monthly to the trustee and arrearage total in the amount of $xxx.xx with monthly payment of $xx.xx for xx months.	The Loan Modifixxtion agreement was made on an effective date of xx/x/xxxx between “ xx” and lender “xx”. The new prxxipal balance is xx and the P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx/x/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 169 Tape Value: 170 |---| -1 |----| -0.58823% Comment: Age of loan is 169. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 24 (Days)   Variance %:    Comment: Final applixxtion date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:  xx., A Michigan Corporation   Tape Value:  xxoration   Variance:    Variance %:    Comment: as per note lender name is Manufacturer Financial Corp, A Michigan Corporation.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment: AS per applixxtion mailing address is xx.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 586   Variance: -106   Variance %: -18.08873%   Comment: stated mod term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000011000   Tape Value: 210000000000000000000000   Variance:    Variance %:    Comment: As per available payment history string is 122222333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000110000000000000000000   Tape Value: 000000000000000000000012   Variance:    Variance %:    Comment: as per available payment history string reversed is 333333222221.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2210.32   Tape Value: $45.81   Variance: $2164.51   Variance %: 4724.97271%   Comment: as per final applixxtion total debts are $2,210.32.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment: Property address street is  xxnue.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2053   Tape Value: 1/1/2035   Variance: 6879 (Days)   Variance %:    Comment: as per mod maturity date is 11/1/2053.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 586 Tape Value: 480 Variance: 106 Variance %: 22.08333% Comment: total term xxluding mod is 586. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is conventional loan and LTV exceeds xx hence required the xx Cert which is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in MI State and the required disclosure"Choice of Insurance Agent" is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29585048	xx	Unavailable	Not Applicable	29.062%	First	Preliminary title policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,124.02	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the lender “xx
The chain of assignment is xxomplete; currently assignment is with 'xx'. The last assignment should be with 'xx, xx.'
x. There is junior mortgage against the subject property in amount of xx in the favor ‘xxl xx, a xx
x. There are junior liens against the borrower in amount of $x in the favor of ‘ xx’.
x. There is certifixxte of tax lien against the borrower in amount of $xx.xx in the favor of  xx- r‘.

The county taxes for the year of xxxx-xxxx have been paid off in amount of $xxxx.xx.
No delinquent taxes have been found.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for x months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.	Collections Comments:According to the BPO report (loxxted-xx) dated xx subject property is occupied by owner and no damages/repairs have been found.
The comment dated xx/xx/xxxx shows that reason for default is loss of xxome. The comment dated xx/xx/xxxx shows that the forbearance payment was received. No evidences have been found regarding foreclosure in xx month collection comments.

The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for x months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid prxxipal balance is in the amount of xx

Bankruptcy was filed by “xx” under the chapter xx xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The deadline for filing the POC was set forxx/xx/xxxx and the subject creditor ‘xx, xx.’ was filed the POC on xx/xx/xxxx (Deadline date) with secured claim amount of $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $x,xxx.xx. However, which is xx days after the Bankruptcy filing date. The chapter xx entered on xx/xx/xxxx debtor shall pay the payment $xxx.xx total estimated arrearage is $x,xxx.xx. This plan was confirmed on xx The bankruptcy was discharged on xx and got terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx xxsexx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The deadline for filing the POC was set for xx and the subject creditor ‘xx, xx.’ was filed the POC on xx (Deadline date) with secured claim amount of xx unsecured amount is $x.xx and arrearage is xx However, which is xx days after the Bankruptcy filing date. The chapter xx entered on xx/xx/xxxx debtor shall pay the payment $xxx.xx total estimated arrearage is $x,xxx.xx. This plan was confirmed on xx/xx/xxxx. The bankruptcy was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.	The loan modifixxtion agreement was made between xx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modifixxtion terms with interest rate of x.xx% and modified P&I $x,xxx.xx.

The Loan was modified into x steps.
 x) Period: xx, Rate: x.xx%, P&I: $x,xxx.xx, Date: xx/xx/xxxx.
 x) Period: xx, Rate: x.xx%, P&I: $x,xxx.xx, Date: xx/xx/xxxx.
x) Period: xxx, Rate: x.xxx%, P&I: $x,xxx.xx, Date: xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Age of Loan Loan Value: 168 Tape Value: 170 |---| -2 |----| -1.17647% Comment: Age of loan is 168. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: 12/9/2004   Variance: 7 (Days)   Variance %:    Comment: Applixxtion Date is 12/9/2004.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applixxble   Tape Value: xx -    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy was discharged in 2014.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 1/1/2012   Tape Value: 2/1/2012   Variance: -31 (Days)   Variance %:    Comment: Interest Only Expiration Date is 1/1/2012. However, tape data shows 2/1/2012.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization Type is Step. However, tape data shows ARM.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applixxble   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 389   Tape Value: 513   Variance: -124   Variance %: -24.17153%   Comment: Modifixxtion Stated Term is 389. However, tape data shows 513.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2173.82   Tape Value: $1723.33   Variance: $450.49   Variance %: 26.14066%   Comment: Original Stated P&I is $1,723.33.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000004321   Tape Value: 545000000000000000000000   Variance:    Variance %:    Comment: Payment History String is mm2102221001. However, tape data shows 54500000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123400000000000000000000   Tape Value: 000000000000000000050545   Variance:    Variance %:    Comment: Payment History String Reversed is 1001222012mm. However, tape data shows 00000000000000000050545.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2445.66   Tape Value: $36.78   Variance: $2408.88   Variance %: 6549.42903%   Comment: Post-Close Total Debts per 1003 is $2,445.66. However, tape data shows $36.78.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2047   Tape Value: 1/1/2035   Variance: 4656 (Days)   Variance %:    Comment: Stated Maturity date is 10/1/2047. Howevrer, tape data shows 1/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applixxble   Tape Value: $88000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 513 Tape Value: 389 Variance: 124 Variance %: 31.87660% Comment: Total Term xxluding Mod. Extension is 513. However, tape data shows 389. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated Business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date is xx which is after the note date xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17669811	xx	Unavailable	Not Applicable	57.387%	First	Final policy	Not Applicable	x	xx	xx	$79,656.32	4.000%	$1,099.20	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with Cxx, xx.
Chain of assignment has not been completed. Currently, the mortgage is with xx, xx which was recorded on xx It should be with xx.
There are x civil judgments first in the amount of $xxxx.xx which was recorded on xx in the favor xx
x and x installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.

As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the PITI is $x,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx which was applied for x/x/xxxx. As per the review of the PACER report, the borrowerxx. The debtor was discharged onxx/xx/xxxx and the xxse was terminated onxx/xx/xxxx. The borrower was offered a trial payment plan. The two payments were made. The third payment was made and it was xxnceled.
The loan was modified once sxxe origination. The borrower was offered a trial payment plan. The two payments were made. The third payment was made and it was xxnceled. As per the comment datedxx/xx/xxxx, the property was damaged. The estimated cost of repair is xx The first draw in the amount $xxxx.xx with xx was released. As per the comment dated x/x/xxxx, the xx% inspection results were received. The final in the amount $xxxxx.xx was received. The borrower stated that he doesn’t have funds and the check is on hold. No further details have been found stating the damages have been repaired.
Latest BPO report also has not been found.

Update:
As per the servicing comment dated xx/xx/xxxx, the reason for default is “xx”.
As per servicing comment dated xx the borrower’s xxome has been impacted due to Covid-xx pandemic.
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:As per the review of the PACER report, the borrowerxx. As per the voluntary petition scheduled D, there is an unsecured portion in the amount of xx The amount of claim without deducting the value of collateral is xx The debtor was discharged on xx and the xxse was terminated on xx	This modifixxtion agreement was signed between the borrower xx The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $x,xxx.xx with the modified interest rate of x.xxx %, beginning from xx/x/xxxx. The maturity is x/x/xxxx. There is a deferred balance of amount xx and the interest bearing amount is xx	Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: 170 Tape Value: 171 |---| -1 |----| -0.58479% Comment: Age of loan is 170. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: 11/3/2004   Variance: 13 (Days)   Variance %:    Comment: As per the applixxtion, the applixxtion date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applixxble   Tape Value: LIBOR - One Year WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under chapter 7 with the xx Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $79656.32   Tape Value: $81854.72   Variance: $-2198.40   Variance %: -2.68573%   Comment: As per the mod, there is a deferred balance of amount $79,656.32   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment: Data retrieved from the payment history   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 8/1/2006   Tape Value: 1/1/2015   Variance: -3075 (Days)   Variance %:    Comment: As per the note, the interest only expiration date is 8/1/2016   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per the note, the amortized type is Fixed.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 585   Variance: -105   Variance %: -17.94871%   Comment: As per the mod, the mod stated term is 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2197.16   Tape Value: $1841.67   Variance: $355.49   Variance %: 19.30258%   Comment: As per the note, the P&I is $2197.16.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001100000021111212211211   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string is 001110000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112112212111120000001100   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000000011100   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $4612.63   Tape Value: $39.72   Variance: $4572.91   Variance %: 11512.86505%   Comment: As per the applixxtion, the total debts are $4612.63.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2053   Tape Value: 12/1/2034   Variance: 6849 (Days)   Variance %:    Comment: As per the note, the maturity is 9/1/2053.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 585 Tape Value: 480 Variance: 105 Variance %: 21.87500% Comment: As per the tape data total term xxluding Mod extensions months 585. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Hazard Insurance Disclosure
x. Insurer Recommendation Disclosure
x. xx Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
xx. Applixxtion for Credit-Married Persons
xx. Fair Debt Collection Notice
																									xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
910661	xx	Unavailable	Not Applicable	64.086%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,167.81	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with xx., which was recorded on xx The chain of assignment is complete as the subject mortgage is with the current assignee, xx dated xx
No active liens and judgment has been found on updated title report.
xxxx year annual County tax was paid onxx/xx/xxxx in the amount of $x,xxx.xx.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently performing as of the date xx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modifixxtion agreement which was made onxx/xx/xxxx.	Collections Comments:Remaining servicing comments are in thxx
The loan is currently performing as of the datexx/xx/xxxx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modifixxtion agreement which was made onxx/xx/xxxx.
The debtor (x x) had filed Bankruptcy under chapter-xx on x/x/xxxx with the xxse#xx-xxxxx and the plan was confirmed on xx/xx/xxxx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of secured claim in the amount of xx and the value of collateral is xx
The POC was filed onxx/xx/xxxx with the secured claim of $xxx,xxx.xx with an arrearage of $xx,xxx.xx. The amended POC was filed on xx with the secured claim of xx with an arrearage of $x.xx.
According to the debtor's chapte-xx plan which was filed on x/x/xxxx, the debtor shall make regular subject mortgage payments to the creditor directly and the total of all mortgage arrearage payments to be made by the trustee under the plan is estimated to be xx This plan was confirmed on xx/xx/xxxx.
The debtor was discharged on x/x/xxxx and the xxse was terminated onxx/xx/xxxx.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:Claim No: x
The debtor (x x) had filed Bankruptcy under chapter-xx on x/x/xxxx with the xxse#xx-xxxxx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of secured claim in the amount of $xxx,xxx.xx and the value of collateral is xx
The POC was filed onxx/xx/xxxx with the secured claim of xx with an arrearage of $xx,xxx.xx. The amended POC was filed on xx with the secured claim of xx with an arrearage of $x.xx.
According to the debtor's chapte-xx plan which was filed on x/x/xxxx, the debtor shall make regular subject mortgage payments to the creditor directly and the total of all mortgage arrearage payments to be made by the trustee under the plan is estimated to be $xx,xxx.xx. This plan was confirmed on xx/xx/xxxx.
The debtor was discharged on x/x/xxxx and the xxse was terminated onxx/xx/xxxx.
The loan modifixxtion agreement was made onxx/xx/xxxx with a new prxxipal balance of xx with the new fixed rate of x.xxx %. The borrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on x/x/xxxx. The new maturity of the loan is x/x/xxxx.	Credit Report Notice of Servicing Transfer	Field: Age of Loan Loan Value: 174 Tape Value: 173 |---| 1 |----| 0.57803% Comment: Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 9/1/2004   Variance: 23 (Days)   Variance %:    Comment: Applixxtion date isxx/xx/xxxx however tape data shows it is 9/1/2004   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes however tape data shows it is no.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxnibano   Tape Value   Variance:    Variance %:    Comment: Borrower last name is xxnibano however tape data shows it is Oxxmpo   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 632   Variance: -152   Variance %: -24.05063%   Comment: Modifixxtion stated term is 480 however tape data shows it is 632   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2701.63   Tape Value: $62.68   Variance: $2638.95   Variance %: 4210.19463%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/1/2057   Tape Value: 10/1/2034   Variance: 8279 (Days)   Variance %:    Comment: Stated maturity date is 6/1/2057 however tape data shows it is 10/1/2034   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 632 Tape Value: 480 Variance: 152 Variance %: 31.66666% Comment: Total term xxluding mod extension is 632 however tape data shows it is 480 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "CE risk indixxtor is "Moderate' sxxe this loan failed the TILA finance charge test as the finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test as the finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx."
* DTI > xx% (Lvl x)     "The DTI of the loan is exceeded xx as the borrower's xxome was $x,xxx.xx and the total expenses were in the amount of xx
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61497236	xx	Unavailable	Not Applicable	38.647%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$784.83	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
There is a junior mortgage against the subject property originated on xx the amount of xx which was recorded on xx
x installment of the year xxxx county taxes has been paid off on xx/xx/xxxx in the amount on $x,xxx.xx.
x installment of the year xxxx county taxes has been paid off on xx/xx/xxxx in the amount on $x,xxx.xx.
x installment of the year xxxx county taxes is due on xx/x/xxxx   in the amount on $x,xxx.xx.
x installment of the year xxxx county taxes is due on xx/x/xxxx in the amount on $x,xxx.xx.	As per the review of payment history as ofxx/xx/xxxx, shows that the borrower is x months behind the payment. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on x/x/xxxx. The next due date is xx/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx. The current rate of interest is x.xxx % and P&I is $x,xxx.xx.	Collections Comments:Loan is currently in collection process. Review of loan file and servicing comment shows that the borrower is x months behind the payment. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on x/x/xxxx. The next due date is xx/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx. The current rate of interest is x.xxx % and P&I is $x,xxx.xx.
No evidence of post-closing FC has been found.
xx (borrower) had filed bankruptcy under chapter-x with the xxse# xx-xxxxx on xx/xx/xxxx. The MFR was filed on xx Later, the BK was discharged onxx/xx/xxxx and the xxse was terminated on x/x/xxxx.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applixxble
Bankruptcy Commentsxx (borrower) had filed bankruptcy under chapter-x with the xxse# xx-xxxxx on xx/xx/xxxx. The MFR was filed on xx Later, the BK was discharged on xx and the xxse was terminated on x/x/xxxx.	The loan modifixxtion agreement was made between borrowerxx and lender xx xx on x/x/xxxx. As per MOD the new prxxipal balance is xx Borrower agreed to pay the loan with step interest rate starting from x.xx% and P&I $xxx.xx. The first payment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Right of Rescission	Field: Age of Loan Loan Value: 171 Tape Value: 170 |---| 1 |----| 0.58823% Comment: Age of loan is 171; however, tape shows 170. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 16 (Days)   Variance %:    Comment: Applixxtion date is xx/xx/xxxx; however, tape shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applixxble   Tape Value: LIBOR - 6 month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes; however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $0.00   Tape Value: $1055.93   Variance: $-1055.93   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is step; however, tape shows arm.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx  Tape Value:  xx   Variance:    Variance %:    Comment: Mailing address street is xx way; however, tape shows  xx.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 344   Tape Value: 404   Variance: -60   Variance %: -14.85148%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M12112322320000000033321   Tape Value: 011000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 12333000000002322321121M   Tape Value: 000000000000000000010110   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1933.11   Tape Value: $40.05   Variance: $1893.06   Variance %: 4726.74157%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxsh Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per hud 1 is xxsh out; however, tape shows refinance.   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: 30 Days   Variance:    Variance %:    Comment: Servicing look back days is first business day; however, tape shows 30days.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2038   Tape Value: 1/1/2035   Variance: 1339 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applixxble   Tape Value: $52000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 404 Tape Value: 344 Variance: 60 Variance %: 17.44186% Comment: Total term xxluding mod extension is 360; however, tape shows 344. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13843787	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$53,479.23	3.750%	$786.94	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx the subject mortgage was originated onxx/xx/xxxx with xx, x which is recorded on x/x/xxxx.
The chain of mortgage assignment is xxomplete. Currently ,the mortgage assignment is with xx. It should be with xx xx.
There are liens and judgments these are as follow:
x) The Certifixxte of tax sale for xxxx Sewer lien (Sewer & x charges) in the amount of $xxx.xx. Taxes were sold to US Bankcust for PCx FirstTrust on xx/xx/xxxx and certifixxte was recorded withxx  Tax collector reports lien as open, with redemption amount $xxx.xx, xxlculated through xx/xx/xxxx.This xxn be cure by the redemption of above unpaid tax.
x) There is a civil judgment open against borrower in the favor ofxx
x) There is an state tax lien open against borrower in the favor of xx
Tax Status:
First utilities charges of xxxx are delinquent in the amount of $xx.xx which was due on x/x/xxxx and good through onxx/xx/xxxx.
Second utilities charges of xxxx are due on xx/x/xxxx in the amount of $xx.xx.
First , second, third and fourth combined taxes of xxxx & xxxx have been paid in the total amount of $xxxx.xx.
First and second utilities charges of xxxx have been paid in the total amount of $xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid prxxipal balance is in the amount of xx and modifixxtion deferred balance remained in the amount of xx
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid prxxipal balance is in the amount of xx and modifixxtion deferred balance remained in the amount of xx
Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx.  Foreclosure sale was scheduled on xx But it was postponed due to loss mitigation. Comment dated xx states that foreclosure was closed. Loan was modified onxx/xx/xxxx.
Previously, loan was in foreclosure in the year xxxx. Foreclosure complaint was filed onxx/xx/xxxx with xx. No further details have been found why the foreclosure was closed. De acceleration letter is missing for the same foreclosure xxse.
According to the PACER,xx. This xxse was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure sxxe xxxx.  Foreclosure sale was scheduled on xx/xx/xxxx. But it was postponed due to loss mitigation. Comment datedxx/xx/xxxx states that foreclosure was closed. Loan was modified onxx/xx/xxxx.
Previously, loan was in foreclosure (xx) in the year xxxx. Foreclosure complaint was filed onxx/xx/xxxx with xx. No further details have been found why the foreclosure was closed. De acceleration letter is missing for the same foreclosure xxse.

Bankruptcy Comments:According to the PACERxx. This xxse was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.	The loan modifixxtion agreement was made between borrower and xx onxx/xx/xxxx with the new modified unpaid prxxipal balance is xx From UPB, the prxxipal balance was deferred in the amount of $xx,xxx.xx. The interest bearing amount was xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be x/x/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 1/7/2005 |---| 11 (Days) |----| Comment: Applixxtion date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes however tape data shows it is no   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently not in foreclosure.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modifixxtion) per Payment History   Loan Value: $53479.23   Tape Value: $786.94   Variance: $52692.29   Variance %: 6695.84593%   Comment: xxptured as per the 2016 modifixxtion agreement.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 618   Variance: -138   Variance %: -22.33009%   Comment: Modifixxtion stated term is 480 however tape data shows it is 618   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000100000011211111110   Tape Value: 122000000000000000000000   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011111112110000001000100   Tape Value: 000000000000000000020221   Variance:    Variance %:    Comment: Payment history string reversed is different from tape data.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/1/2056   Tape Value: 2/1/2035   Variance: 7852 (Days)   Variance %:    Comment: Stated maturity date is 8/1/2056 however tape data shows it is 2/1/2035   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 618 Tape Value: 480 Variance: 138 Variance %: 28.75000% Comment: Total term xxluding mod. extension is 360 however tape data shows it is 480 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "CE Risk Indixxtor is Moderate due to loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. Loan data is $xxx,xxx.xx, comparison data is $xxx,xxx.xx and variance is -$xxx.xx."
* Final TIL Missing or Not Executed (Lvl x)     "Available document of final TIL is illegible."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Applixxtion"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9707373	xx	Unavailable	Not Applicable	43.902%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender ‘Cxx, xx.’ which was recorded on xx
x. There is an active mortgage on the subject property originated onxx/xx/xxxx with the lender Cxx, xx. recorded on xx
x. There are two state tax liens against the borrower in the total amount of $x,xxx.xx in favor of  xx.
x. There are multiple civil judgments against the borrower in the total amount of xx
x. There is civil judgment against the borrower in favor of xx in the amount of xx
The combined taxes have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

Review of updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment history reflects current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The Borrower made the last payment as per the note terms with interest rate of  x.xxx% and modified P&I $x,xxx.xx.
Collections Comments:As per the collection comments and latest BPO report xx) datedxx/xx/xxxx, the subject property is occupied by the owner and property is in good condition and no damages have been found. No foreclosure activity has been found in latest xx months collection comments.

Review of updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment history reflects current unpaid prxxipal balance is in the amount of xx The Borrower made the last payment as per the note terms with interest rate of  x.xxx% and modified P&I xx

Bankruptcy was filed by xx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The bankruptcy was discharged on xx and got terminated on xx

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:

Bankruptcy was filed by “xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The bankruptcy was discharged on xx and got terminated on xx
Not Applixxble	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 168 Tape Value: 167 |---| 1 |----| 0.59880% Comment: Age of loan is 168. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 3/2/2005   Variance: 22 (Days)   Variance %:    Comment: Applixxtion date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bk was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Borrower #2 First Name   Loan Value:   Tape Value:  xx   Variance:    Variance %:    Comment: The Note reflects the Co-Borrower's First Name asxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: Mailing Address street is  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indixxtor   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: Not Applixxble   Tape Value: 300   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000043221   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as MM0000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122340000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The Payment History String reversed is 0000000000MM.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $6048.25   Tape Value: $14.69   Variance: $6033.56   Variance %: 41072.56637%   Comment: Total debt 1003 is $6,048.25.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as:  xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: $100000.00 Tape Value: $10778.24 Variance: $89221.76 Variance %: 827.79526% Comment: As per the title policy, the balance of junior lien is $100,000.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of servicing providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx. However, the required state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplixxtion
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89852077	xx	Unavailable	Not Applicable	53.485%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$1,513.19	4.625%	$395.08	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with “MERS as nominee for Cxx.” and it was recorded on xx The chain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx.
There are x active judgments against the name of borrower as follow.
First was recorded on xx in the amount of $x,xxx.xx in favor of  xx.
Second was recorded on xx in the amount of $x,xxx.xx in favor of xx.
Third is hospital lien in the amount of $x,xxx.xx in favor of xx

The first installment county taxes of xxxx are past due (under xx days) in the amount of $xxx.xx with the due date of xx
The second installment county taxes of xxxx are due on xx in the amount of $xxx.xx.
Review of updated payment history shows that the loan is in delinquency for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of xx The last payment was made by borrower is as per the mod dated xx/x/xxxx.	Collections Comments:As per collection comments the loan is in active bankruptcy.Thexx. The POC was filed by the lender xx, xx onxx/xx/xxxx with secured amount of xx and the amount of arrearage is xx The plan was confirmed on xx and as per Order Confirming Cxx
Schedule D of Voluntary Petition Filed onxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore, the unsecured portion is xx

The loan is in delinquency for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment was made by borrower is as per the mod dated xx/x/xxxx. The Loan Modifixxtion agreement was made on an effective date of xx/x/xxxx between xx xx”.
The new prxxipal balance is $xx,xxx.xx and the P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx The borrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

No comments found regarding the foreclosure proceedings.
As per latest BPO report datedxx/xx/xxxx loxxted at "xx", the subject property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applixxble
Bankruptcy Comments:The xxThe POC was filed by the lender xx, xx onxx/xx/xxxx with secured amount of $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. The plan was confirmed onxx/xx/xxxx and as per Order Confirming Chapter xx plan datedxx/xx/xxxx the debtor shall pay $xxx.xx per month to the subject creditor. Motion to dismiss was filed onxx/xx/xxxx. The last filing date is xx/xx/xxxx.
Schedule D of Voluntary Petition Filed onxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore, the unsecured portion is $x,xxx.xx.
The Loan Modifixxtion agreement was made on an effective date of xx/x/xxxx between xx xx”.
The new prxxipal balance is xx and the P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of x/x/xxxx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: 167 Tape Value: 168 |---| -1 |----| -0.59523% Comment: As per tape data the age of loan is 168 months. However as per review the age of loan is 167 months. Tape Source: Initial Tape Type:
Field: Applixxtion Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 52 (Days)   Variance %:    Comment: As per tape data the applixxtion date is xx/xx/xxxx. However as per review the applixxtion date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address is xx   Tape Source: Initial   Tape Type:
Field: Modifixxtion First Payment Date   Loan Value: 10/1/2012   Tape Value: 8/1/2013   Variance: -304 (Days)   Variance %:    Comment: As per tape data the modifixxtion first payment date is 8/1/2013. However as per review the modifixxtion first payment date is 10/1/2012.   Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 570   Variance: -90   Variance %: -15.78947%   Comment: As per tape data the modifixxtion stated term 570 months. However as per review the modifixxtion stated term 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000110000000000000000   Tape Value: 222000000000000000000000   Variance:    Variance %:    Comment: As per tape data the payment history string is 222000000000000000000000.However as per review the payment history string is 112111111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000011000000   Tape Value: 000000000000000000020222   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is 000000000000000000020222.However as per review the payment history string reversed is 111111111211.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2555.76   Tape Value: $54.74   Variance: $2501.02   Variance %: 4568.90756%   Comment: As per tape data the post close total debts per 1003 is $54.74. However as per review the post close total debts per 1003 is $2,555.76.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: property address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2052   Tape Value: 3/1/2035   Variance: 6394 (Days)   Variance %:    Comment: As per tape data the stated maturity date is xx However as per review the stated maturity date is 9/1/2052.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 570 Tape Value: 470 Variance: 100 Variance %: 21.27659% Comment: As per tape data the total terms xxluding modifixxtion extensions is 470 months. However as per review the total terms xxluding modifixxtion extensions is 570 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the xx license validation test. (Ixx)
xx requires the xx. As a result, lenders will no longer be allowed to make loans under thexx(xst Lien), Unregulated , Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The xx and xx Subordinate Lien Lending License are not available for loans with a closing date before the
* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x)     "ComplianceEase risk indixxtor is “Moderate”.
This loan failed the xx license validation test."
* MI, FHA or MIC missing and required (Lvl x)     "This is conventional loan and LTV exceeds xx hence required the MI Cert which is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents. Credit score is available atxx
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is loxxted in xx State and the required disclosures are missing from the loan file.
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72344495	xx	Unavailable	Not Applicable	38.994%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$73,365.71	4.125%	$1,106.80	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx with x xx
The chain of the assignment has not been completed.
No outstanding liens/judgments against borrower/property.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been loxxted for the prior year.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Collection comment loxxtorsxx
   Latest BPO report loxxtor (xx") datedxx/xx/xxxx and comments shows that the subject property is owner occupied and is in good condition. No damages have been observed.
 Borrower wants to keep the property.
 Comment history is available from x/x/xxxx tillxx/xx/xxxx. However, we required latest xx months comments history. Comments are missing from x/x/xxxx tillxx/xx/xxxx.
Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx/xx/xxxx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:As per statement of intention in voluntary petition, debtor has intention to surrender the subject property. xx and terminated onxx/xx/xxxx. Motion for relief from automatic stay was not filed yet. Current status of loan is performing. Latest BPO report loxxtor (“xx”) dated onxx/xx/xxxx state that the subject property is currently occupied by the owner; however in updated title report the current vesting showxx	Loan modifixxtion agreement was made between the borrower and lender on xx/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning from xx The new prxxipal balance is xx The maturity date is xx	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Applixxtion Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 41 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is active bk.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is in FC.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modifixxtion Stated Term   Loan Value: 480   Tape Value: 629   Variance: -149   Variance %: -23.68839%   Comment: Mod terms 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applixxble   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000111011000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: Payment history string reversed is 000111011000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2951.49   Tape Value: $35.00   Variance: $2916.49   Variance %: 8332.82857%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2057   Tape Value: 5/1/2035   Variance: 8189 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 629 Tape Value: 480 Variance: 149 Variance %: 31.04166% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indixxtor is "Moderate" (Lvl x) "Compliance Ease Risk Indixxtor is moderate as the loan is failing for xx
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indixxtor is moderate as the loan is failing for TILA Finance Charge Test: Charged xx Allowed xx Over By -$xxx.xx. This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is xx The disclosed finance charge of xx is not considered accurate bexxuse it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "Following state disclosures are missing in the loan file. x.Anti-Coercion Notice x.Title Insurance Disclosure x.Radon Gas Disclosure x.Insurance Sales Disclosure"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24970702	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$50,139.44	4.000%	$913.20	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx with xx.
The chain of assignment has not been completed as currently the assignment is with xx of Indiana; however, it should be with xx.
Active Judgments and Liens;
x) One civil judgment found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor ofxx.
x) x state tax liens found pending against the borrower xx.
x) x water/sewer liens found pending against the subject property recorded on different dates totaling in the amount of $xxx.xx. All the liens are in the favor of City of x.
x) x HOA liens found pending against the property recorded on xx/xx/xxxx and xx/xx/xxxx respectively, totaling in the amount of $x,xxx.xx. Both the liens are in the favor of x x Homeowners Association, xx.
Property Tax Status;
x) Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid prxxipal balance according to payment history is in the amount of xx The current interest rate is x with P&I in the amount of xx
The last payment was received according to the modification agreement made on effective date of xx	Collections Comments:Collection comments available from xx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx The last payment was received on xx in the total amount of xx for the due date of xx The unpaid prxxipal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx
The last payment was received according to the modification agreement made on effective date of xx
The borrower agree to pay the UPB of xx with interest rate x xx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx The UPB that has been amortized is xx as an interest bearing amount.
The foreclosure was not initiated in the loan.
The borrower Bryan Scott Jennings had filed bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx. The plan was confirmed on xx The plan was later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
The current status of loan is performing.
Latest available BPO report dated xx/xx/xxxx shows that the subject property is owner occupant and is in average condition with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The plan was later discharged on xx and was fully terminated on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx
Loan Modification agreement was made between borrower xx” on effective date xx/xx/xxxx.
The borrower agree to pay the UPB of xx with interest rate of xx % and P&I of xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Credit Report Missing Required Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 17 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy found in loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 4/1/2010   Tape Value: 5/1/2010   Variance: -30 (Days)   Variance %:    Comment: Interest only exp-iration date is 4/1/2010.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 581   Variance: -101   Variance %: -17.38382%   Comment: Modification stated term is 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1603.45   Tape Value: $1076.10   Variance: $527.35   Variance %: xx   Comment: As per note document original stated P&I is $1,603.45.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: Unavailable   Tape Value: $42.93   Variance:    Variance %:    Comment: Post-Close total debts per 1003 is $2,807.06.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2053   Tape Value: 4/1/2035   Variance: 6728 (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Total balance of junior lien not found in title policy.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 581 Tape Value: 480 Variance: 101 Variance %: 21.04166% Comment: Total term xxluding Mod. Extensions is 581. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70884562	xx	Unavailable	Not Applicable	26.641%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$31,784.12	4.500%	$420.43	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx/xx/xxxx.
The chain of assignment is xxomplete. Currently, the mortgage assignment is with xx. It should be with x
No Active judgments or liens have been found.
x installment of xxxx town taxes has been paid off on xx in the amount on xx
x installment of xxxx town taxes has been paid off on xx in the amount on $ xx
As per the review of payment history dated xx/xx/xxxx, shows that the borrower is x month behind the payment. The last payment was received in the total amount of $xxx.xx which was applied for the due date of x/x/xxxx. The next due date is xx/xx/xxxx. The unpaid prxxipal balance according to payment history is in the amount of xx and deferred balance is xx	Collections Comments:Review of loan file and servicing comment shows that the borrower is x month behind the payment. The last payment was received in the total amount of xx which was applied for the due date of x The next due date is xx/xx/xxxx. The unpaid prxxipal balance according to payment history is in the amount of $xx,xxx.xx and deferred balance is xx
No evidence of post-closing FC has been found.
xx. Schedule D in voluntary petition datedxx/xx/xxxx states; the amount of claim without deducting value of collateral is xx and value of collateral that support for this claim is xx Therefore, the unsecured portion is xx However BK got discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx. Schedule D in voluntary petition datedxx/xx/xxxx states; the amount of claim without deducting value of collateral is xx and value of collateral that support for this claim is xx Therefore, the unsecured portion is $xx,xxx.xx. However BK got discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	The loan modification agreement was made between xx. As per MOD borrower agreed to pay the loan with fixed interest rate of xx and P&I xx The deferred balance is xx and interest bearing amount is $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Mortgage Insurance Origination Appraisal	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 4/7/2005 |---| 15 (Days) |----| Comment: Application date isxx/xx/xxxx; however, tape shows 4/7/2005. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes; however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Mailing address street isxx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: UGI   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 644   Variance: -164   Variance %: -25.46583%   Comment: Modification stated term is 480; however, tape shows 644.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 021000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 4444444444444; however, tape shows 0210000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010120   Variance:    Variance %:    Comment: Payment history string revered is 4444444444444; however, tape shows 000000000000000010120.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1179.69   Tape Value: $27.30   Variance: $1152.39   Variance %: xx   Comment: Post close total debts per 1003 is $1,179.69; however, tape shows $27.30.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Property address isxx; however, tape showsxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose os transaction per hud1 is cash out; however, tape shows refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Other   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of application is other; however, tape shows refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2059   Tape Value: 5/1/2035   Variance: 8646 (Days)   Variance %:    Comment: Stated maturity date is 1/1/2055; however, tape shows 5/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 644 Tape Value: 480 Variance: 164 Variance %: 34.16666% Comment: Total term xxluding mod. extension is 360; however, tape shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI Cert is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23525711	xx	Unavailable	Not Applicable	40.475%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$604.21	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. The borrower had filed the BK xx. The debtor was discharged on xx and case was terminated on xx
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx
The loan was modified with an effective date of xx and a new prxxipal balance is xx to a step modification and the rate started  from xx and borrower had given promise to pay P&I in the amount of  $xxx.xx beginning on xx with a new maturity date of xx  The rate changes in x steps ending at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under xx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	The loan was modified with an effective date of x/x/xxxx and a new prxxipal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 167 Tape Value: 166 |---| 1 |----| 0.60240% Comment: Age of loan is 146, tape shows 147 Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 35 (Days)   Variance %:    Comment: Application date is xx/xx/xxxx, tape shows xx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Lender paid MI is unavailable, tape shows No   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment:xx  Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx  Tape Value:xx Variance:    Variance %:    Commentxx  Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: UGI   Variance:    Variance %:    Comment: MI Company is Unavailable , tape shows UGI   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI coverage is Unavailable , tape shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 368   Tape Value: 455   Variance: -87   Variance %: -xx   Comment: Modification stated term is 368, tape shows 455   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004321000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000, tape shows 00000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000123400000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000, tape shows 00000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Property city xx, tape showsxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 2892 (Days)   Variance %:    Comment: Stated maturity date is xx tape shows 5/1/2035   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 455 Tape Value: 368 Variance: 87 Variance %: xx Comment: Total term xxluding Mod is 368, tape shows 360 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Mortgage Insurance certificate is missing from loan files."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is in IL state. The following required State disclosure are missing from loan files:
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54550121	xx	702	Not Applicable	44.778%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	5.000%	$1,293.62	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $ xx with xx.
The chain of assignment has not been completed. The latest assignment is with xx, xx., successor by merger to xx

There are no active liens and judgments.
There is junior mortgage active in the favor of xx.
Combined x installments for the year of xxxx have been paid in the amount of xx on xx
Combined x installments for the year of xxxx have been due in the amount of xx on xx
School x installments for the year of xxxx have been paid in the amount of xx on xx
School x installments for the year of xxxx have been paid in the amount of xx on xx
Annual village taxes for the year of xxxx have been due on x in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment received on xx the payment applied date was x/x/xxxx and the next due date for payment is xx The P&I is in the amount of $x,xxx.xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The borrower is maxxregular payments. The borrower is current with the payments. The borrower is current with the loan. The last payment received on xx the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The reason for default is unable to determine. The subject property has been occupied by the owner. No comments have been found for damages or repairs. The borrower wants to keep his property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under xx. The case has been discharged on xx	According to the modification, the loan was modified on xx in between the borrower xx. The new modified prxxipal balance per modification is in the amount of xx with interest rate starting at xx % and borrower promises to pay P&I in the amount of xx beginning on x/x/xxxx. The maturity date reflects per modification is x/x/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: 166 Tape Value: 165 |---| 1 |----| 0.60606% Comment: N/A Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: 43 (Days)   Variance %:    Comment: Original application date was used   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Amortization type is ARM   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 559   Variance: -79   Variance %: -14.13237%   Comment: Most recent mod terms were used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000111100000000210000   Tape Value: 101000000000000000000000   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000012000000001111000000   Tape Value: 000000000000000000010101   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2821.00   Tape Value: xx   Variance: $2776.81   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2052   Tape Value: 6/1/2035   Variance: 6058 (Days)   Variance %:    Comment: Original note dates were used   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 559 Tape Value: 480 Variance: 79 Variance %: 16.45833% Comment: Most recent mod terms were used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State. The following state disclosures are missing in the loan files.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure,
NY Hazard Insurance Disclosure
Tax Escrow Account Designation,
Mortgage Bankers and Exempt Organizations Pre-application
Part xx Disclosure,
Alternative Mortgage Transaction Disclosures,
Co-Signer Notice Requirements,
Default Warning Notice,
Smoke Alarm Affidavit,
xx,
Subprime Home Loan Counseling Disclosure,
Subprime Home Loan Tax and Insurance Payment Disclosure,
Subprime Home Loan Disclosure,
Commitment Disclosure,
Lock-in Disclosure,
Expiration of Lock-in or Commitment Period."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4512839	xx	Unavailable	Not Applicable	30.030%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$342.27	xx/xx/xxxx	Financial Hardship	According to updated title datedxx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx
The chain of assignment is xxomplete as there is no mortgage assignment found. It should be with xx xx.
There is a junior mortgage open against the subject property in the favor of xx.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The last payment was made by borrower as per the loan modification agreement which was made on xx
Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently performing.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received on xx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is xx The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx. The plan was confirmed on xx POC was filed on xx in the secured claim amount xx and an arrearage in the amount of $x,xxx.xx. xx. This case was discharged on xx and it was terminated onxx/xx/xxxx.
No foreclosure proceedings has been found.
According to available collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx. The plan was confirmed on xx POC was filed on xx in the secured claim amount xx and an arrearage in the amount of $x,xxx.xx.xx. This case was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.	The loan modification agreement is made between borrower xx and the lender xx xx on x/x/xxxx and a new prxxipal balance is $xx,xxx.xx to the step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of xx beginning on x/x/xxxx with a new maturity date of x/x/xxxx. The rate changes in x steps ending at x.xxx %.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 167 Tape Value: 166 |---| 1 |----| 0.60240% Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 18 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx - 6 month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/1/2010   Tape Value: 8/1/2010   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 396   Tape Value: 458   Variance: -62   Variance %: -13.53711%   Comment: Modification stated term is 396; however, tape shows 458.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 112000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 1110000000000; however, tape shows 1120000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000020211   Variance:    Variance %:    Comment: Payment history string reversed is 0000000000111; however, tape shows 000000000000000000020211.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $934.18   Tape Value: $38.00   Variance: $896.18   Variance %: 2358.36842%   Comment: Age of loan is 167; however, tape shows 166.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: 30 Days   Variance:    Variance %:    Comment: Servicing look back day is first business day of preceding; however, tape shows 30days.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: 5/1/2035   Variance: 2983 (Days)   Variance %:    Comment: Stated maturity date is xx however, tape shows 5/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 458 Tape Value: 396 Variance: 62 Variance %: 15.65656% Comment: Total term xxluding mod extension is 360; however, tape shows 396. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate due to loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien prohibited fees test. Loan data is $xxx.xx, comparison data is $x.xx and variance is +$xxx.xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92063429	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$632.91	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with MERS as nominee forxx for the amount of xx which was recorded on xx
The chain of assignment is xxomplete. Currently assignment was transferred from xx. The last assignment should be with xx xx.

x.There is one an active senior mortgage prior to the subject Mortgage, in the favor of xx which was recorded on xx with Instr xx for the amount of xx

x.There are two civil judgments against the borrower ‘xx in the favor of ‘xx’ and ‘xx’ for the total amount of $xx,xxx.x which were recorded on xx/xx/xxxx and xx/xx/xxxx.

The combined first installment taxes for the year xxxx have been paid in the amount of $ xx
The combined second installment taxes for the year xxxx have due in the amount of xx
No prior delinquent taxes have been found.
Review of updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment history reflects current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The Borrower made the last payment as per the note terms that with interest rate of xx and modified P&I $xxx.xx.	Collections Comments:As per the collection comments and latest BPO report (xx) datedxx/xx/xxxx, the subject property is occupied by the owner and property is in good condition and no damages have been found. No foreclosure activity has been found in latest xx months collection comments.

Review of updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment history reflects current unpaid prxxipal balance is in the amount of xx The Borrower made the last payment as per the note terms that with interest rate of x.xxx% and modified P&I $xxx.xx.

The loan modification agreement was made between xxand lender ‘xx,’ (Lender) effective date is xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.

Bankruptcy was filed by “xx” under the chapter xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The bankruptcy was discharged on xx and got terminated on xx

Update:No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
Bankruptcy was filed by “xx” under the chapterxx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The bankruptcy was discharged on xxx and got terminated on xx

The loan modification agreement was made between “xx" and lender ‘xx xx,’ (Lender) effective date is xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.

The Loan was modified into x steps.
x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx.
x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx.
x) Period: xx, Rate: x.xx%, P&I: $xxx.xx, Date: xx/xx/xxxx.
x) Period: xxx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 46 (Days) |----| Comment: As per final application the application date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Pacer ,xxhad filed bankruptcy under chapterxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification document loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 540   Variance: -60   Variance %: -11.11111%   Comment: As per modification document Modification stated term 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 121003322212211221211121   Tape Value: 001000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mm0010000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121112122112212223300121   Tape Value: 000000000000000000010100   Variance:    Variance %:    Comment: The Payment History String reversed is 0000000100mm.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per final application the purpose of transaction per HUD-1 cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/1/2050   Tape Value: 6/1/2035   Variance: 5479 (Days)   Variance %:    Comment: Stated Maturity date is 6/1/2050.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 540 Tape Value: 480 Variance: 60 Variance %: 12.50000% Comment: The total Term xxluding Mod. Extention 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is xx (Lvl x) "x. This loan failed the TILA finance charge test: The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx.
x. This loan failed the TILA foreclosure rescission finance charge test: The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "x. TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data  xx Variance  -$x,xxx.xx
x. TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx. Comparison Data xx xx Variance  -$x,xxx.xx"
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in x x the required state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Co-Signer Notice Requirements
x. Commitment Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12389358	xx	Unavailable	Not Applicable	45.932%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.625%	$489.93	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with the lender xx.
The chain of assignment has not been completed. The latest assignment is from xx to xx which was recorded on xx/xx/xxxx; however, the missing assignment should be xx.
No active judgment and liens have been found.
First installment taxes for the year of xxxx have been paid on xx in the amount $xxx.xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current and the next due date for the regular payment is xx The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xx,xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.
Unable to determine the reason for the default of the borrower. The borrower wants to retain his subject property.
No loss mitigation activity has been initiated in the last xx months of servicing comments.
No foreclosure activity has been found.
As per the BPO report located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx The Schedule-D in Voluntary petition shows $x,xxx.xx as unsecured portion out of claim amount $xx,xxx.xx. No comment has been found indicating a cram down.  The case was discharged on xx/xx/xxxx and fully terminated on xx/xx/xxxx.

This modification agreement was made between the borrower, xx. The Unpaid prxxipal Balance is $xxx,xxx.xx with an interest rate of x.xxx% which steps up in x steps ending at x.xx%.
The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is xx/x/xxxx. This modification does not contain any balloon provision.
Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 163 Tape Value: 164 |---| -1 |----| -0.60975% Comment: As per the note, Age of loan is 163. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: 6/2/2005   Tape Value:xx/xx/xxxx   Variance: 8 (Days)   Variance %:    Comment: As per application date is 6/2/2005.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the PACER, the borrower “xx” had filed bankruptcy under chapter-xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: $536.87   Tape Value: $563.87   Variance: $-27.00   Variance %: -4.78833%   Comment: As per modification Mod Step 2 P&I is $536.87.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 305   Tape Value: 361   Variance: -56   Variance %: -15.51246%   Comment: As per the modification,Modification statred term is 305.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1424.36   Tape Value: $36.75   Variance: $1387.61   Variance %: 3775.80952%   Comment: Post-Close total debts per 1003 is $1424.36   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/1/2035   Tape Value: 7/1/2035   Variance: 31 (Days)   Variance %:    Comment: As per modification stated maturity date is 8/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 361 Tape Value: 305 Variance: 56 Variance %: 18.36065% Comment: As per the modification, Total term xxluding Mod. Extensions is 361. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois.The following require state disclosures are missing from the loan file.
x. IL Collateral Protection Insurance Notice.
																									x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64917575	xx	Unavailable	Not Applicable	48.581%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in favor of MERS as a nominee xx.
There is one junior mortgage in the amount of xx in favor of MERS as a nominee for xx

There is one HOA lien on the subject property in favor of xx, xx total in the amount of $xxx.xx which was recorded on xx/xx/xxxx. The subject property is located in State of xx which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees.
The annual combined taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is performing. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per ARM note terms.	Collections Comments:comments doc locator-
xx.

The loan is performing and the last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per ARM note terms.
The borrower xx
POC was not filed. The plan was confirmed onxx/xx/xxxx and as per the plan datedxx/xx/xxxx the debtor shall pay post petition monthly payments $x,xxx.xx directly to the creditor. As per trustees final report dated xx/xx/xxxx there is no payment towards the subject creditor. The bankruptcy was discharged on x/x/xxxx and the case was terminated on xx/xx/xxxx.

According to the updated title report datedxx/xx/xxxx the subject mortgage is at second lien position as there is one HOA lien on the subject property in favor of xx total in the amount of $xxx.xx which was recorded on xx/xx/xxxx.

As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Melvin Lee Cook and Paula Ann Cook had filed the bankruptcy under xx
POC was not filed. The plan was confirmed onxx/xx/xxxx and as per the plan datedxx/xx/xxxx the debtor shall pay post petition monthly payments $x,xxx.xx directly to the creditor. As per trustees final report dated xx/xx/xxxx there is no payment towards the subject creditor. The bankruptcy was discharged on x/x/xxxx and the case was terminated on xx/xx/xxxx.
Not Applicable	Credit Report Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 6/6/2005 |---| 4 (Days) |----| Comment: see 1003 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: borrower had filed bankruptcy.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1256.90   Tape Value: $841.73   Variance: $415.17   Variance %: xx   Comment: the note is interest only for initial period and tape data reflects the interest only amount $841.73 as p&I.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 334000000000000000000000   Variance:    Variance %:    Comment: payment history string is 1111111222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000040433   Variance:    Variance %:    Comment: noted   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3605.40   Tape Value: $38.98   Variance: $3566.42   Variance %: 9149.35864%   Comment: piti   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is xx (Lvl x) "CE Risk Indicator is xx as loan failed Prohibited Fees First Lien Test and Document Preparation Fee Test.
Prohibited Fees First Lien Test: FAIL loan data: $xxx.xx comparison data: $x.xx variance: +$xxx.xx.
Document Preparation Fee Test: FAIL loan data: $xxx.xx comparison data; $x.xx variance: +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)    x
Charging a fee for preparation of loan documents constitutes unauthorized practice of law and violates a plain reading of x
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MO State and the required disclosures are missing from the loan file as follow.
MO Collateral Protection Act Notice
Borrower's Choice of Insurer orAgent"
																									* Operative Index Numerical Value Unavailable based on lender docs (Lvl x) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30854241	xx	740	Not Applicable	30.384%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$744.39	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and recorded xx
Currently, the assignment of mortgage is with xx.
There are two junior mortgages against the subject property as mentioned below.
First,xx.
Second, in favor of the xx.
There is one active IRS lien against the borrower xx.
Annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
Annual city taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to payment history as ofxx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/x/xxxx. The last payment was received on x/x/xxxx for the amount of $xxx.xx which was applied to xx/x/xxxx. As per payment history report, the current UPB is $xxx,xxx.xx. However, the tape data as ofxx/xx/xxxx shows that the borrower is current with the mortgage payment and is next due for x/x/xxxx. The UPB per tape data is $xxx,xxx.xx.	Collections Comments:The loan is active in loss mitigation.

Recent servicing comments reveal that the borrower is seexxa loan modification.
The last contact to the borrower was made on  xx/xx/xxxx in which the borrower was advised about the status of the loan modification.  As per servicing comment dated xx/xx/xxxx, the borrower has made the third trial payment.  No further information is available.
No evidence of foreclosure activity was found in the recent xx months of servicing comments.
The borrower intention is to keep the subject property.  In xxxx, the roof of the subject property was damaged and the insurance claim was received in the amount of $x,xxx.xx. No recent damage pertaining to the subject property was found and the BPO report datexx/xx/xxxx shows, the subject appears to be in average condition with no repairs noted. The property was valued in the amount of xx

Foreclosure Comments:The foreclosure was initiated and was referred to attorney onxx/xx/xxxx. The complaint was filed onxx/xx/xxxx. However, the foreclosure procedure was put on hold due to loss mitigation. No further information has been found.
Bankruptcy Comments:The borrowers xx.
Voluntary petition was filed by the borrowers xx, the amount of claim without deducting value of collateral is $xxx,xxx.xx and the value of collateral is xx and unsecured portion is $x.xx. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	According to modification agreement, the loan was modified on x/x/xxxx between the borrowers xx. The new prxxipal balance is xx and interest bearing amount is xx The borrower promises to pay P&I $xxx.xx with interest rate x.xxx % beginning from xx The maturity date as per modification is x/x/xxxx. The loan was modified two times origination.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 165 Tape Value: 164 |---| 1 |----| 0.60975% Comment: The age of loan is 165 months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 1 (Days)   Variance %:    Comment: Application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx/xx/xxxx which is Post-Loan Origination as the subject loan closed on 04/2 5/2012.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the invoice document the property is Currently in Foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/1/2015   Tape Value:xx/xx/xxxx   Variance: -15 (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 594   Variance: -114   Variance %: -19.19191%   Comment: Modification stated term are 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape  Value: 111000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 120000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: The Payment History String reversed is 000000000012.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $4253.70   Tape Value: $30.32   Variance: $4223.38   Variance %: 13929.35356%   Comment: Post-close total debts per 1003 is $4,253.70.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The Purpose of Transaction according to the HUD is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2055   Tape Value: 7/1/2020   Variance: 12602 (Days)   Variance %:    Comment: The modification Stated maturity date is 1/1/2055.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 594 Tape Value: 480 Variance: 114 Variance %: 23.75000% Comment: Total term xxluding Mod extensions are 180 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     xx.
This loan failed the TILA foreclosure rescission finance charge test : Loan Data xx
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
x.Insurance Sales
x.Homeownership Protection Center Disclosures
x.Notice of Free Choice of Agent or Insurer
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91020638	xx	Unavailable	Not Applicable	40.601%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$253.31	xx/xx/xxxx	Financial Hardship
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with MERS as nominee for xx.
The chain of assignment has not been completed. Last assignment was made on xx/xx/xxxx from xx, xx., Successor By  xx.
No active judgments or liens have been found.

Annual combined taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xx,xxx.xx. The P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The borrower xx.
The loan was modified once sxxe origination. The RFD is unable to be determined.  As per the BPO report datedxx/xx/xxxx located at” xx”, the subject property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the PACER report, the borrower xx. The creditor xx had filed POC on xx/xx/xxxx with the secured claim amount of $xx,xxx.xx and arrearage of $x,xxx.xx. The voluntary petition scheduled D sows the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the collateral that supports the claim is $xx,xxx.xx. Hence, the unsecured portion is in the amount of $xxxx.xx. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	This Fixed modification agreement was made between the borrower xx. As per the modified term, the new prxxipal balance is xx The borrower promises to pay the monthly P&I in the amount of $xxx.xx with the interest rate x.xxx %, beginning from x/x/xxxx, The new maturity is x/x/xxxx.	Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 165 Tape Value: 164 |---| 1 |----| 0.60975% Comment: The age of loan is 165. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 6/2/2005   Variance: 22 (Days)   Variance %:    Comment: As per final application the application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the Pacer, the borrower xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 597   Variance: -117   Variance %: -19.59798%   Comment:xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012143221321111000010000   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mm0100000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000010000111123122341210   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: The Payment History String reversed is 0000000010mm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2256.05   Tape Value: $31.17   Variance: $2224.88   Variance %: xx   Comment: The Post-Close Total Debts per 1003 is $2,256.05.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per Final HUD-1 borrower its change in rate or term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2055   Tape Value: 7/1/2025   Variance: 10866 (Days)   Variance %:    Comment: As per modification the stated maturity date is 4/1/2055.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 597 Tape Value: 480 Variance: 117 Variance %: 24.37500% Comment: The total term xxluding Mod. Extensions are 240. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx , However, the following state disclosures are missing from the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials
xx.Insurance Solicitation/Post Commitment Requirement"
																									* Settlement date is different from note date (Lvl x) "The loan was originated onxx/xx/xxxx and the settlement statement is datedxx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11855590	xx	Unavailable	Not Applicable	59.426%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$60,673.56	2.000%	$174.38	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage originated on xx with Mers as nominee for xx. Chain of assignment is complete. Last assignment from xx., as nominee for xx
Combined taxes for the year xxxx was paid in two installments on multiple dates in the amount $x,xxx.
Following liens and judgments are active on the title.
x. Condo lien (HOA lien/ COA lien) with xx in the amount $x,xxx.xx recorded on multiple dates.
x. Consumer debt (credit card judgment or consumer debt) with xx
x. Consumer debt (credit card judgment or consumer debt) with xx in the amount $x,xxx.xx recorded onxx/xx/xxxx.
x. Credit card judgment with xx	Review of the payment history provide by xx, xx for the periodxx/xx/xxxx tillxx/xx/xxxx shows borrower is xx days delinquent. The last payment received was in the amount of $xxx.xx onxx/xx/xxxx for due date x/x/xxxx. The next due date is x/x/xxxx. Current UPB reflects in the provided pay history is in the amount of $xx,xxx.xx and current interest rate as per pay history is x.xx%.	Collections Comments:Available servicing comments from xx states the loan is in collection and payment is xx days delinquent. Borrower ability seems low as struggling to make payments. But it could get to better if an affordable restructure plan put in place. And borrower wants to keep the property and willing to do some workout plan like payment arrangement make the loan current.
Borrower contact is established.

Update:No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx
Voluntary petition was filed onxx/xx/xxxx shows secured claim amount $xxx,xxx.xx and unsecured portion $x,xxx.xx.
Plan was discharged on xx/xx/xxxx.
Loan modification agreement was made between borrower xx
The new modified rate is x.xx% and borrower promises to pay  P&I in the amount of  $xxx.xx beginning x/x/xxxx. The new prxxipal balance is xx The maturity date is x/x/xxxx. Rate will be changed in x steps.
x) x.xx% on xx in the P&I amount $xxx.xx.
x) x.xx% on xx in the P&I amount $xxx.xx.
x) x.xx% on xx in the P&I amount $xxx.xx.
x) x.xx% on xx in the P&I amount $xxx.xx.	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 30 (Days) |----| Comment: Application date (baseline script version) isxx/xx/xxxx but tape data showsxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (post-loan origination) is yes but tape data shows no.   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: x   Tape Value: x   Variance:    Variance %:    Comment: Borrower 1 middle name is L but tape data shows L.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value: 2/1/2010   Variance: 22 (Days)   Variance %:    Comment: Doc date of last modification isxx/xx/xxxx but tape data shows 2/1/2010.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step but tape data shows fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 535   Variance: -55   Variance %: -10.28037%   Comment: Modification stated term is 480 but tape data shows 535.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111211111111111111111   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 111111010101 but tape data shows 100000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111111112111111   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: Payment history string reversed is 101010111111 but tape data shows 00000000000000001.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1897.48   Tape Value: $64.66   Variance: $1832.82   Variance %: xx   Comment: Post-close total debts per 1003 is $1,897.48 but tape data shows $64.66.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value:xx  Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/1/2050   Tape Value: 7/1/2035   Variance: 5329 (Days)   Variance %:    Comment: Stated maturity date is 2/1/2050 but tape data shows 7/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 535 Tape Value: 480 Variance: 55 Variance %: 11.45833% Comment: Total term xxluding mod. extensions is 535 but tape data shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability sxxe they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx The following state disclosures are missing from the loan file.
Credit Agreement Disclosure
Cosigner Notice
Notice to Consumer
Compliance with Truth in Lending Act
Choice of Insurer Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46586463	xx	Unavailable	Not Applicable	34.170%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,116.90	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with the lender MERS as nominee forxx.
The chain of the assignment has not been completed. The latest assignment is from xx. However, it should be with xx.
There is a junior mortgage in the favor of xx
There is a junior mortgage in the favor of xx
There are three state tax liens in the favor of the state of xx
There is an IRS lien in the favor of Dept of the Treasury - xx in the amount of xx which was recorded on xx
x installment of town jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx
x installment of town jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan modification agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity is dated on x/x/xxxx. There is no provision for the balloon payment.
The borrower xx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The latest BPO report datedxx/xx/xxxx shows that the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx.	This loan modification agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity is dated on x/x/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: xx - One Year WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower has filed bankruptcy.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: The bankruptcy was discharged.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value: 3/1/2016   Variance: 17 (Days)   Variance %:    Comment: Doc date of last modification isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 6/1/2010   Tape Value: 7/1/2010   Variance: -30 (Days)   Variance %:    Comment: Interest only expiration date is 6/1/2010.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Modification amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value:xx Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 609   Variance: -129   Variance %: -xx   Comment: Modification stated term 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1981.35   Tape Value: $1296.67   Variance: $684.68   Variance %: 52.80294%   Comment: As per note, original stated P&I is $1,981.35.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000012MM1MMMMM4221   Tape Value: 002000000000000000000000   Variance:    Variance %:    Comment: The payment history string is 00000M00M00M.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 1224MMMMM1MM210000000000   Tape Value: 000000000000000000020200   Variance:    Variance %:    Comment: The payment history string reversed is M00M00M00000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3502.07   Tape Value: $45.78   Variance: $3456.29   Variance %: 7549.78156%   Comment: Post-Close total Debts per 1003 is $3,502.07.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/1/2056   Tape Value: 6/1/2035   Variance: 7579 (Days)   Variance %:    Comment: Stated maturity date is 3/1/2056.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 609 Tape Value: 480 Variance: 129 Variance %: 26.87500% Comment: Total term xxluding Mod. extensions is 609. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x)
This loan failed the Connecticut license validation test. First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license.
As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Connecticut license validation test."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Legal RepresentationDisclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69786069	xx	754	Not Applicable	38.212%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.875%	$1,646.22	xx/xx/xxxx	Financial Hardship
According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with MER which was recorded on xx
The chain of assignment is xxomplete. The assignment was transferred from ‘xx xx' to 'xx', which was recorded on xx/xx/xxxx. However, the last assignment should be with 'xx xx'.

Subject Mortgage is on first lien position. No active liens and judgments have been found.
The county annual taxes for the year of xxxx have been paid off in the amount of $x,xxx.xx on xx
The county annual taxes for the year of xxxx have been paid off in the amount of $x,xxx.xx on xx
The county annual taxes for the year of xxxx have been paid off in the amount of $x,xxx.xx on xx

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.
The payment history dated xx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Collections Comments:Collection comment Doc locater-

xx
According to the BPO report (xx) dated xx/xx/xxxx, the subject property is occupied by owner and no visible damages/repairs have been found. The comment dated xx/xx/xxxx shows that the subject property is occupied by owner.

Review of loan file stated that the foreclosure was initiated in xxxx and foreclosure file was referred to attorney on xx/xx/xxxx under xx No further information is available regarding the foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.
The payment history dated xx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.

The loan modification agreement was made between xx The new modified unpaid prxxipal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx % and modified P&I $x,xxx.xx.

Bankruptcy was filed by xx. The deadline for filing the POC was set for xx/xx/xxxx and the subject creditor ‘xx, xx.’ was filed the POC on xx/xx/xxxx (Under Deadline date) with secured claim amount of $xxx,xxx.xx and arrearage is $x,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x.xx. Amended plan entered on xx/xx/xxxx debtor shall pay the payment $x,xxx.xx for months xx and $x,xxx.xx for the months of xx months. This plan was confirmed on xx/xx/xxxx. No further information is available regarding the bankruptcy filing.

Foreclosure Comments:Review of loan file stated that the foreclosure was initiated in xxxx and foreclosure file was referred to attorney on xx/xx/xxxx under xx. No further information is available regarding the foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by xx. The deadline for filing the POC was set for xx/xx/xxxx and the subject creditor ‘xx, xx.’ was filed the POC on xx/xx/xxxx (Under Deadline date) with secured claim amount of $xxx,xxx.xx and arrearage is $x,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x.xx. Amended plan entered on xx/xx/xxxx debtor shall pay the payment $x,xxx.xx for months xx and $x,xxx.xx for the months of xx months. This plan was confirmed on xx/xx/xxxx. No further information is available regarding the bankruptcy filing.	The loan modification agreement was made between xx. The first modified payment is still due for the date of xx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx % and modified P&I $x,xxx.xx.	Affiliated Business Disclosure	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 5/3/2005 |---| 23 (Days) |----| Comment: Application date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx, A xx   Tape Value:xx, A xx   Variance:    Variance %:    Comment: Lender name isxx, A xx Saving.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value xx   Tape Value:xx Variance:    Variance %:    Comment: Mailing address city is Fort Lauderdale.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 615   Variance: -135   Variance %: -xx   Comment: MOD stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 232333333333343334343321   Tape Value: 011000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123343433343333333333232   Tape Value: 000000000000000000010110   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3448.62   Tape Value: $44.77   Variance: $3403.85   Variance %: 7602.97073%   Comment: Post close total debt is $3,448.62.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2056   Tape Value: 6/1/2035   Variance: 7763 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 615 Tape Value: 480 Variance: 135 Variance %: 28.12500% Comment: Total term xxluding mod. extensions 615. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3386169	xx	Unavailable	Not Applicable	70.643%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$759.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx which was recorded on xx/xx/xxxx with MERS as nominee for xx
The chain of assignment is xxomplete; currently assignment is with ‘xx, xx’. The last assignment should be with ‘xx, xx’.
There two junior mortgage open against the subject property which one is in amount of xx which was recorded on xx
Annual combined taxes for the year of xxxx have been paid off in the amount of $xxxx.xx.
 No prior year delinquent taxes found pending.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Collections Comments:Collection comment locater:
xx
According to the BPO report (xx) dated xx/xx/xxxx subject property is occupied by owner and no visible damages/repairs have been found.
Review of collection comment does not reflect about damages/repairs.
No evidences have been found regarding foreclosure filing.
The comment dated xx/xx/xxxx shows that first trial payment made on xx/xx/xxxx and xnd on xx/xx/xxxx and xrd on xx/xx/xxxx.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
The loan modification agreement was made between “xx.’ (Lender) effective date is xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.
Bankruptcy was filed by “xx; the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $x,xxx.xx. Bankruptcy case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx. Schedule D of voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $x,xxx.xx. The reaffirmation agreement was entered on xx/xx/xxxx amount of debt subject to this reaffirmation agreement in the amount of $xxxx.xx on the bankruptcy date $xxxx.xx to be paid under reaffirmation agreement. The plan was terminated on xx/xx/xxxx and bankruptcy discharged on xx/xx/xxxx. Bankruptcy case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	The loan modification agreement was made between “xx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.	Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Age of Loan Loan Value: 164 Tape Value: 163 |---| 1 |----| 0.61349% Comment: Age of loan is 164; however tape data shows 163. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 7/6/2005   Variance: 13 (Days)   Variance %:    Comment: Application date is xx/xx/xxxx; however tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy? is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: x x   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $759.91   Variance: $-759.91   Variance %: -x   Comment: Deferred prxxipal per payment history is $0.00; however tape data shows $759.91.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 571   Variance: -91   Variance %: -15.93695%   Comment: Modification Stated Term in moths is 480; however tape data shows 571.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2479.36   Tape Value: $44.44   Variance: $2434.92   Variance %: 5479.11791%   Comment: Post-Close total debts per 1003 is $2,667.19; however tape data shows $44.44.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: x   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Cash-Out; however tape data shows Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/1/2053   Tape Value: 8/1/2035   Variance: 6422 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx; however tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 571 Tape Value: 480 Variance: 91 Variance %: 18.95833% Comment: Total term xxluding mod. Extensions is 571; however tape data shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final application dated xx/xx/xxxx, the borrower monthly xxome is $x,xxx.xx and monthly expenses are given in the amount of $x,xxx.xx. Hence the DTI ratio became xx which is greater than xx%."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which is missing from the loan file.
x. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
																									x. Disclosure of Additional Fees."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6310071	xx	Unavailable	Not Applicable	36.336%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$784.57	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in favor of MERS as a nominee for xx. The chain of assignment has not been completed as the assignment is currently with xx instead of xx.
There is one junior mortgage recorded on xx
There is one state tax lien against the borrower total in the amount of $xx,xxx.xx in favor of Department of xx
The annual combined taxes of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

Review of updated payment history shows that the loan is performing. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per mod dated x/x/xxxx.

Collections Comments:doc locator of comment history-
xx

The loan is performing. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per mod dated x/x/xxxx.
The Loan Modification agreement was made on an effective date of x/x/xxxx between xx
The new prxxipal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx

The borrower had filed bankruptcy dated onxx/xx/xxxx under xx.  The bankruptcy was discharged onxx/xx/xxxx and the case was terminated on x/x/xxxx. POC was not filed. Schedule D of Voluntary Petition Filed onxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore, the unsecured portion is $x,xxx.xx.

No comments found regarding the foreclosure proceedings.
As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy dated onxx/xx/xxxx under xx.  The bankruptcy was discharged onxx/xx/xxxx and the case was terminated on x/x/xxxx. POC was not filed.
Schedule D of Voluntary Petition Filed onxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is $xxx,xxx.xx; therefore, the unsecured portion is $x,xxx.xx.

The Loan Modification agreement was made on an effective date of x/x/xxxx between xx
The new prxxipal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of x/x/xxxx.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 18 (Days) |----| Comment: final application date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: verified from the pacer   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 572   Variance: -92   Variance %: -xx   Comment: verified from the modification   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 010000000000000000000000   Variance:    Variance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000010   Variance:    Variance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1308.11   Tape Value: $35.03   Variance: $1273.08   Variance %: xx   Comment: verified from the 1003   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2053   Tape Value: 8/1/2035   Variance: 6453 (Days)   Variance %:    Comment: field reflects the modification   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 572 Tape Value: 480 Variance: 92 Variance %: 19.16666% Comment: total term xxluding mod extension is 752. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NV State and the required disclosure "Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application" is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "RoR transaction date isxx/xx/xxxx which is not consistent with note date x/x/xxxx and settlement datexx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) "Settlement date isxx/xx/xxxx; however, note date is x/x/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39721935	xx	Unavailable	Not Applicable	39.209%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$657.55	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the mortgage was originated on xx with MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx, xx. It should be with xx xx.
No active judgments or liens have been found.
Tax Status:
First and second combined taxes of xxxx have been paid in the total amount of xx
Third and fourth combined taxes of xxxx have been paid in the total amount of xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/x/xxxx.
As per seller tape data as ofxx/xx/xxxx, the payment next due date is xx/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/x/xxxx.
According to the PACER, xx. Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was $xxx,xxx.xx  and value of collateral that support for this claim was xx However, unsecured portion remain as $xx,xxx.xx. POC was filed by xx onxx/xx/xxxx, in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. Chapter xx plan was filed on x/x/xxxx, which states that arrearage was xxluded in the plan for the amount $x,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed onxx/xx/xxxx. Chapter xx Trustee Final Report dated x/x/xxxx states that subject claim arrearage was paid in the amount of $xx,xxx.xx through bankruptcy. This case was terminated onxx/xx/xxxx.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER,xx. Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $xx,xxx.xx. POC was filed by xx onxx/xx/xxxx, in the secured claim amount $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. Chapter xx plan was filed on x/x/xxxx, which states that arrearage was xxluded in the plan for the amount $x,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed onxx/xx/xxxx. Chapter xx Trustee Final Report dated x/x/xxxx states that subject claim arrearage was paid in the amount of $xx,xxx.xx through bankruptcy. This case was terminated onxx/xx/xxxx.	Loan modification agreement was made between the borrower and lender on xx/x/xxxx. The new modified rate is x.xxx % and borrower promises to pay P&I in the amount of $ $xxx.xx beginning from xx/x/xxxx. The new prxxipal balance is xx The maturity date is xx/x/xxxx. Rate will be changed in x steps.
Reason for Modification is Financial Hardship.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 7/1/2005 |---| 14 (Days) |----| Comment: Application date isxx/xx/xxxx however tape data is 7/1/2005. Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 567   Variance: -87   Variance %: -15.34391%   Comment: MOdificaion stated term is 480 however tape data is 567.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 223000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 121322211222   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000030322   Variance:    Variance %:    Comment: Payment history string reversed is 222112223121   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2719.00   Tape Value: $38.00   Variance: $2681.00   Variance %: xx   Comment: Post-close total debt per 1003 is 2719.00 however tape data is 38.00.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2052   Tape Value: 8/1/2035   Variance: 6302 (Days)   Variance %:    Comment: Stated maturity date is 11/1/2052 however tape data is 8/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 567 Tape Value: 480 Variance: 87 Variance %: 18.12500% Comment: Total Term xxluding mod Extension is 567 however tape data is 480.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the file."
* Missing Required State Disclosures (Lvl x)     "Following list of state disclosures are missing from the file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22457617	xx	Unavailable	Not Applicable	27.569%	First	Final policy	Not Applicable	x	xx	xx	$85,455.28	4.000%	$833.35	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender Cxx, xx and the borrower xx. The Chain of the assignment has not been completed. It is missing from xx to xx.
There is a senior child support lien against the borrower (xx) in the amount of $x,xxx which was recorded on x/x/xxxx it is in the favor of xx.
x installment of combined taxes for the year of xxxx have been paid on xx in the amount of $x,xxx.xx.
x  installment of combined taxes for the year of xxxx have been paid on xx in the amount of $x,xxx.xx.
x installment of combined taxes for the year of xxxx have been paid on xx in the amount of $x,xxx.xx.
xth  installment of combined taxes for the year of xxxx have been paid on xx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is
x/x/xxxx.  The last payment was received date isxx/xx/xxxx and it is in the amount of $xxx.xx  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The present status of the loan is in performing and the next due date for payment is x/x/xxxx.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under xx. The debtor shall pay the trustee in the amount of $xxx.xx for xx months in the total amount of $xxxxx.xx. The POC was filed onxx/xx/xxxx in the amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. As per schedule D of Voluntary Petition filed onxx/xx/xxxx, the amount of claim without deducting the value of the collateral as xx and value of the collateral as $xxx,xxx, however, the unsecured portion is $xx,xxx.

The Loan modification agreement was made onxx/xx/xxxx, between the borrower xx”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xx%, beginning from xx till the maturity date x/x/xxxx. The new prxxiple balance stated in the Modification is in the amount of xx The deferred amount is $xx,xxx.xx. Hence, the interest-bearing amount is $xxx,xxx.xx. This modification does not contain any balloon provision. The loan has been modified thrice sxxe origination xxxx and xxxx.

Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: 8/9/2005 Tape Value: 7/8/2005 |---| 32 (Days) |----| Comment: As per Application the date is 8/9/2005. However, tape reflects 7/8/2005. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER there is Bk. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 9/1/2015   Tape Value: 10/1/2015   Variance: -30 (Days)   Variance %:    Comment: As per Note the Interest Only extentions are 9/1/2015. However, tape reflects 10/1/2015.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per note the amortization type is Fixed. However, tape reflects ARM.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 631   Variance: -151   Variance %: -23.93026%   Comment: As per Mod the stated remaining terms are 480. However, tape reflects 631.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1624.71   Tape Value: $1191.67   Variance: $433.04   Variance %: xx   Comment: As per Note the P&I is $1,624.71. However, tape reflects $1,191.67.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000011   Tape Value: 543000000000000000000000   Variance:    Variance %:    Comment: As per Payment History, the String is 000000000000. However, tape reflects 54300000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000000000000000000000   Tape Value: 000000000000000000030345   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is 000000000000. However, tape reflects 00000000000000000030345.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2036.26   Tape Value: $27.57   Variance: $2008.69   Variance %: xx   Comment: As per 1003 the Post Close total debts are $2,036.26. However, tape reflects $27.57.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2058   Tape Value: 9/1/2035   Variance: 8248 (Days)   Variance %:    Comment: As per Note the Maturity date is 4/1/2058. However, tape reflects 9/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 631 Tape Value: 480 Variance: 151 Variance %: xx Comment: As per Mod the Extentions are 631. However, tape reflects 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x)
* ComplianceEase State Regulations Test Failed (Lvl x)
This loan failed the xx or Correspondent Mortgage Banker License prohibited fees test.
(xx)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
FAIL
x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
x overnight delivery, messenger, fax, and other special delivery fees;
x flood certification fees;
x pest inspection or certification fees;
x final inspection fee;
x outside counsels' fees as permitted by xx
x certified check fees;
x credit report and appraisal update fees;
x not more than one-year of mortgage insurance premiums;
x survey fees;
xxrecording fees;
xxtitle and title search fees, xxluding title insurance premiums;
xxtaxes;
xxtax service fees;
xxradon test fees;
xxother third party fees"
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NJ state. The following state disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure Document is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "Unable to determine an operative index value sxxe the supportive documents are missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68758732	xx	Unavailable	Not Applicable	55.583%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with MERS as nominee for xx. The chain of assignment has not been completed as the assignment is currently with xx instead of xx.
There is one junior mortgage recorded on xx in favor of xx.

The judgments against the name of borrower follow:
x.First was recorded on xx in the amount of $xxx.x in favor of xx
x.Third was recorded on xx in the amount of $x,xxx.xx in favor of xx
x.Fourth was recorded on xx in the amount of $x,xxx.xx in favor of xx
x.Fifth was recorded on xx in the amount of $x,xxx.xx in favor of xx
x.Sixth is child support lien which was recorded on x/x/xxxx in the amount of $x,xxx.xx in favor of xx. The SSN/DOB is not mentioned on the related document.

The combined annual taxes of xxxx and xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is performing. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:comments doc locator-
xx
The loan is performing. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
The loan has not been modified sxxe origination.

No information found regarding active and previous foreclosure.

The borrower, xx. POC was filed onxx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and an arrearage for $x,xxx.xx.  As per plan datedxx/xx/xxxx the debtor shall pay to the trustee total arrearage $x,xxx.xx with monthly payment of $xxx.xx. As per trustees final report dated xx/xx/xxxx total arrearage paid by the debtor. The case was discharged on xx/xx/xxxx and terminated onxx/xx/xxxx.

Comment datedxx/xx/xxxx states that reason for default is death in family member due to the illness and more expenses.
As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied. No visible damages were reported.

Update:No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx. POC was filed onxx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and an arrearage for $x,xxx.xx. As per plan datedxx/xx/xxxx the debtor shall pay to the trustee total arrearages $x,xxx.xx with monthly payment of $xxx.xx. As per trustees final report dated xx/xx/xxxx total arrearages paid by the debtor. The case was discharged on xx/xx/xxxx and terminated onxx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 42 (Days) |----| Comment: In the subject mortgage according to review application date isxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: In the subject mortgage according to review bankruptcy was filed after loan origination.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xxP   Variance:    Variance %:    Comment: In the subject mortgage according to review mailing address city is Hammonton.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: In the subject mortgage according to review mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 112323003324444444422444   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: In the subject mortgage according to review PH string is MM1010000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444224444444423300323211   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: In the subject mortgage according to review PH string is 0000000101MM in reversed form.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3144.85   Tape Value: $19.46   Variance: $3125.39   Variance %: xx   Comment: According to review post close total debts per 1003 is in the amount of $3144.85.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: as per final HUD-1 purpose of transaction is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test:The loan data $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: The loan data $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx.
Prohibited Fees Test failed for:
Prohibited Fees Test: FAIL loan data: $xxx.xx comparison data: $x.xx variance: +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the xx or Correspondent Mortgage Banker License prohibited fees test. (xx)
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL loan data: $xxx.xx comparison data: $x.xx variance: +$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx) , transferred from xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is xx Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.  xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State and the required disclosures are missing from the loan file as follow.
xx Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45154134	xx	Unavailable	Not Applicable	17.559%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$58,350.26	4.625%	$928.87	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in favor of MERS as a nominee for xx. The chain of assignment has not been completed as the assignment is currently with xx instead of xx.
There is one junior mortgage recorded on xx
There are total x IRS liens against the borrower total in the amount of in favor of xx which were recorded in between xx/xx/xxxx-xx/xx/xxxx.
There is one state tax lien against the borrower in the amount of $x,xxx.xx in favor of Commonwealth of xx which was recorded onxx/xx/xxxx.
The subject property is located in the State of xx There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees.

The annual combined taxes of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is performing. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per mod datedxx/xx/xxxx.	Collections Comments:comments doc locator-
xx
The loan is performing. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per mod datedxx/xx/xxxx.
The Loan Modification agreement was made on an effective date of xx between xx
The new prxxipal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx. The first payment had begun from xx and ends with the maturity date of xx/x/xxxx.

The borrower had filed bankruptcy dated onxx/xx/xxxx underxx.
No comments found regarding foreclosure proceedings.

Review of updated title report datedxx/xx/xxxx shows that the subject mortgage is at lower lien position as there are x IRS liens against the borrower total in the amount of $xx,xxx.xx in favor of xx which were recorded in between xx/xx/xxxx-xx/xx/xxxx.
There is one state tax lien against the borrower in the amount of $x,xxx.xx in favor of x The subject property is located in the State of xx
The subject property is located in the State of xx There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees.
As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied and no visible damages were reported.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy dated onxx/xx/xxxx under chapter xx.	The Loan Modification agreement was made on an effective date ofxx/xx/xxxx between xx
The new prxxipal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx. The first payment had begun from xx and ends with the maturity date of xx/x/xxxx.

Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: 161 Tape Value: 162 |---| -1 |----| -0.61728% Comment: Age of loan is 161. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 10 (Days)   Variance %:    Comment: as per application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: bankruptcy was filed by borrower in 2012.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modification) per Payment History   Loan Value: $58350.26   Tape Value: $59279.13   Variance: $-928.87   Variance %: -x   Comment: as per mod deferred balance is $58,350.26.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 589   Variance: -109   Variance %: -18.50594%   Comment: mod stated term is 480..   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012221010101001112132121   Tape Value: 212000000000000000000000   Variance:    Variance %:    Comment: payment history string is 112011012321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121231211100101010122210   Tape Value: 000000000000000000020212   Variance:    Variance %:    Comment: payment history string reversed is 123210112011.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1741.22   Tape Value: $17.56   Variance: $1723.66   Variance %: x   Comment: post close total debts as per application is $1,741.22.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2054   Tape Value: 9/1/2035   Variance: 6970 (Days)   Variance %:    Comment: stated maturity date is 10/1/2054.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 589 Tape Value: 480 Variance: 109 Variance %: xx Comment: total term xxluding mod is 589. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx.
TILA Foreclosure Rescission Finance Charge Test:FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx) , transferred from xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test:FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4223585	xx	Unavailable	Not Applicable	28.574%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$649.21	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxx, shows that the subject mortgage originated on xx with xx.
The chain of assignment is xxomplete. Currently, the mortgage assignment is with xx, xx. It should be with xx xx.
There are judgments these are as follow:
x) There is a civil judgment open against borrower in the favor of xx.
x) There are two civil judgments open against borrower in the favor ofxx in the amount of xx
x) There is a civil judgment open against borrower in the favor of xx
First and second combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER,xx
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx	Loan modification agreement was made between xx. The new modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning x/x/xxxx. The new prxxipal balance is xx The maturity date is x/x/xxxx.	Credit Report Loan Program Info Disclosure Missing Required Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 162 Tape Value: 163 |---| -1 |----| -0.61349% Comment: Age of loan is 162. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 37 (Days)   Variance %:    Comment: Final application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - One Year WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: AS per Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: x   Tape Value:  xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 8/1/2008   Tape Value: 9/1/2008   Variance: -31 (Days)   Variance %:    Comment: Interest only expiration date is 8/1/2008.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per original note ARM loan   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xxd   Tape Value: xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: x   Tape Value: x   Variance: -74.250%   Variance %: -x   Comment: MI initial premium rate   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 593   Variance: -113   Variance %: -19.05564%   Comment: As per modification agreement terms is 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1263.52   Tape Value: $836.63   Variance: $426.89   Variance %: 51.02494%   Comment: Original stated P%I is $1263.52.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111001100100010011   Tape Value: 433000000000000000000000   Variance:    Variance %:    Comment: As per payment history string is 4321001121000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110010001001100111111111   Tape Value: 000000000000000000030334   Variance:    Variance %:    Comment: As per payment history reverse string is 00121110001234.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1479.38   Tape Value: $44.19   Variance: $1435.19   Variance %: xx   Comment: post close total debts as per 1003 $1479.38.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2055   Tape Value: 8/1/2035   Variance: 7093 (Days)   Variance %:    Comment: Modification agreement maturity date is 1/1/2055   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 593 Tape Value: 480 Variance: 113 Variance %: 23.54166% Comment: Total Terms is 593. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" due to
This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. Loan data is $xxxxxx.xx, Comparison data is $xxxxxx.xx and the Variance is -$xxxxxx.xx.
This loan failed the TILA APR test. Loan data is x.xxx%, Comparison data is x.xxx% and the Variance is -x.xxx%."
* Final TIL Date after actual transaction date (Lvl x)     "xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
* Settlement date is different from note date (Lvl x)     "xx"
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7450175	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$161,539.60	2.000%	$436.69	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with the lender MERS as nominee for xx., in the amount of xx which was recorded on xx
The chain of assignment has not been completed. The current assignment is with "xx". However, the current assignment should have been with "xx." which is missing.
There is an active civil judgment against the borrower xx, Jr in the favor of Credit Consulting Services, xx., axx in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
x and x installments of County taxes for the year of xxxx/xxxx have been paid on xx and xx respectively each in the amounts of xx
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for the default of the borrower was a curtailment of xxome and he wants to retain his property.
No loss mitigation activity has been initiated in the last xx months of servicing comments.
No foreclosure activity has been found.
As per the BPO report located at xx, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The notice of default was filed on xx/xx/xxxx; however, no further details related to foreclosure have been found.  The foreclosure file was closed as the borrower reinstated the loan by paying the amount of $x,xxx.xx.
Bankruptcy Comments:According to the PACER, the borrowers xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down. The bankruptcy was discharged onxx/xx/xxxx and case was terminated onxx/xx/xxxx.	This Step modification agreement was signed between the borrowers xx. The Unpaid prxxipal Balance is $xxx,xxx.xx with an interest rate of x.xx% which steps up in x steps ending at x.xxx%.
The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx and the maturity is xx/xx/xxxx. The amount of $xxx,xxx.xx has been deferred from the new unpaid prxxipal balance. Hence, the interest-bearing amount is $xxx,xxx.xx. This modification does not contain any balloon provision.
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 12 (Days) |----| Comment: The Application reflects application date asxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrowers filed Bankruptcy on x.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment: The Note does not reflect the Co-Borrower's Middle Name.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: x.   Tape Value:x   Variance:    Variance %:    Comment: The Note reflects the Borrower's Last Name as x.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in 2015 and was closed in 2016..   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 7/1/2008   Tape Value: 8/1/2008   Variance: -31 (Days)   Variance %:    Comment: Interest Only Expiration Date is 7/1/2008.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was ARM.   Tape Source: Initial   Tape Type:
Field: Modification Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification, amortization type is step.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 531   Variance: -51   Variance %: -x   Comment: The Modification reflects modification stated term as 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1868.64   Tape Value: $1247.92   Variance: $620.72   Variance %: x   Comment: The Note reflects the Original Stated P&I as $1868.64.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 321000000000000000000011   Tape Value: 122000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 111110011111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000000000000000000123   Tape Value: 000000000000000000020221   Variance:    Variance %:    Comment: The Payment History String reversed is 111110011111.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: Unavailable   Tape Value: $37.52   Variance:    Variance %:    Comment: Final application is missing.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: 587 Gamay Place.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2049   Tape Value: 7/1/2035   Variance: 5206 (Days)   Variance %:    Comment: The Modification reflects Stated Maturity Date as 10/1/2049.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 531 Tape Value: 480 Variance: 51 Variance %: 10.62500% Comment: The Modification reflects modification stated term as 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application/xxxxis missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file:
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure for Condominiums
x.Hazard Insurance Disclosure
x.Insurer Recommendation Disclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per the final Hud-x document, the settlement date is x/x/xxxx which is different from the original note datexx/xx/xxxx.."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43729261	xx	Unavailable	Not Applicable	36.392%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$9,063.67	2.000%	$561.17	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx The chain of assignment is xxomplete as the current assignment is with xx. However, the current assignee should be xx. There is a junior mortgage in the amount of xx. There is a civil judgment in the amount of $x,xxx.xx which was recorded on xx in favor ofxx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for x months. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on x/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is in collections. The borrower is not maxxthe payments regularly. The borrower is delinquent for x months. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on x/x/xxxx. The loan was modified with an effective date of xx/xx/xxxx and a new prxxipal balance is xx to a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%. The xx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx. The debtors were discharged on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. As per chapter xx, the debtor shall pay $xxx.xx per month to the trustee for xx months. The plan was confirmed on xx/x/xxxx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xxx.xx. No evidence of foreclosure has been found. As per comment, the reason for default is unemployment. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The debtor xx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx. The debtors were discharged on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month to the trustee for xx months. The plan was confirmed on xx/x/xxxx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xxx.xx.

The loan was modified with an effective date of xx/xx/xxxx and a new prxxipal balance is xx to a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: 170 Tape Value: 171 |---| -1 |----| -0.58479% Comment: Age of loan is 170. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: 12/1/2004   Tape Value: 11/7/2004   Variance: 24 (Days)   Variance %:    Comment: Application date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is x   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 12/1/2014   Tape Value: 1/1/2015   Variance: -31 (Days)   Variance %:    Comment: Interest only expiration date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Mortgage 1 xx. A xx   Tape Value: Mortgage 1 xxorporated, A xx  Variance:    Variance %:    Comment: Lender name is Mortgage 1 xx. xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 612   Variance: -132   Variance %: -xx   Comment: MOD stated term is 480..   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1362.38   Tape Value: $898.79   Variance: $463.59   Variance %: xx   Comment: Original P&I is $1,362.38.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110100000000000000123321   Tape Value: 022000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 011110011100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123321000000000000001011   Tape Value: 000000000000000000020220   Variance:    Variance %:    Comment: Payment history string reversed is 001110011110.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2553.29   Tape Value: $39.81   Variance: $2513.48   Variance %: 6313.69002%   Comment: Post close debt is $2,553.29.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: 30 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 12/1/2055   Tape Value: 12/1/2034   Variance: 7670 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: $49000.00   Variance:    Variance %:    Comment: Total balance of junior is not applicable.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 612 Tape Value: 480 Variance: 132 Variance %: 27.50000% Comment: Total term xxluding MOD is 612. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file"
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59746947	xx	Unavailable	Not Applicable	48.090%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$9,903.72	4.250%	$858.33	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of $x.xx recorded on xx/xx/xxxx and filed by xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
The borrower had filed the BK under the chapter xx. The POC was filed onxx/xx/xxxx.  The POC amount is xx and total arrearage amount is $x.xx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xxth case# xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed onxx/xx/xxxx. The POC amount is xx and total arrearage amount is $x.xx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	Loan Modification agreement was made between borrower and lender on effective date ofxx/xx/xxxx.
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of x/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx and the maturity date is x/x/xxxx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report	Field: Application Date (Baseline script version) Loan Value: 9/2/2005 Tape Value:xx/xx/xxxx |---| 190 (Days) |----| Comment: Application date is xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modification) per Payment History   Loan Value: $9903.72   Tape Value: $11620.38   Variance: $-1716.66   Variance %: -14.77283%   Comment: Deferred amount is $9,903.72   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 567   Variance: -87   Variance %: -15.34391%   Comment: MOD stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000001101.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000020222   Variance:    Variance %:    Comment: Payment history string reversed is 101100000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2589.23   Tape Value: $48.13   Variance: $2541.10   Variance %: xx   Comment: Post close debt is $2,589.23.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2053   Tape Value: 10/1/2035   Variance: 6302 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 567 Tape Value: 480 Variance: 87 Variance %: 18.12500% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL, Loan Data: $x,xxx.xx, Comparison Data: $x.xx, Variance: +$x,xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54119654	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$240.63	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with xx. The chain of assignment is xxomplete as the subject mortgage is currently with the, “xx” instead of “xx”. No active liens and judgment have been found on updated title report. x installment of County tax of xxxx has been paid on xx in the amount of $xxx.xx. x installment of County tax of xxxx has been paid on xx in the amount of $xxx.xx. x installment of County tax of xxxx is due on xx in the amount of $xxx.xx. x installment of Other tax of xxxx is due on xx in the amount of $xx.xx.	Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comment state that the borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.
Loan modification agreement was made between the borrower and Lender on x/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xxxx. The new prxxipal balance is xx The interest bearing amount is xx and the maturity date is x/x/xxxx. Reason for Modification is xx
Borrower has filed bankruptcy under chapter xx. POC was filed onxx/xx/xxxx which shows that the amount of secured claim is $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxx  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is $x,xxx.xx. Debtor filed chapter xx. Debtor will pay subject claim direct to creditor outside the plan. Order of confirming plan was filed onxx/xx/xxxx which state that the debtor plan which was filed on x/x/xxxx is hereby confirmed. Currently debtor is in active bankruptcy.
No information has been found regarding foreclosure in the collection comments.
As per latest BPO report dated xx/xx/xxxx subject property is occupied by the owner and damage has been found for Painting to siding, in the estimated amount of $xxxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx which shows that the amount of secured claim is $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is $x,xxx.xx. Debtor filed chapter xx plan on x/x/xxxx which states that the debtor pay $xxx.xx Monthly for xx months. Debtor will pay subject claim direct to creditor outside the plan. Order of confirming plan was filed onxx/xx/xxxx which state that the debtor plan which was filed on x/x/xxxx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on x/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new prxxipal balance is xx The interest bearing amount is $xx,xxx.xx and the maturity date is x/x/xxxx. Reason for Modification is xx	Affiliated Business Disclosure Credit Report Missing Required Disclosures	Field: Age of Loan Loan Value: 162 Tape Value: 163 |---| -1 |----| -0.61349% Comment: Age of Loan is 162. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 24 (Days)   Variance %:    Comment: In Application document Application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/2/2016   Tape Value: 5/1/2016   Variance: 1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Community Lending, xxorporated, Axx   Tape Value: Community Lending xxorporated, axx   Variance:    Variance %:    Comment: N   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per document property address isxx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 609   Variance: -129   Variance %: -xx   Comment: As per modification stated Term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value:xx (CITY)   Variance:    Variance %:    Comment: As per loan file property county is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/1/2056   Tape Value: 8/1/2035   Variance: 7579 (Days)   Variance %:    Comment: As per modification stated maturity date is 5/1/2056.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 609 Tape Value: 480 Variance: 129 Variance %: 26.87500% Comment: Total term xxluding Mod. Extensions is 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability sxxe they did not exceed those thresholds.""
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9136161	xx	Unavailable	Not Applicable	47.150%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$53,316.14	4.000%	$984.33	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with MERS as nominee for ‘xx’ which was recorded on xx in amount of xx
 The chain of assignment is xxomplete; currently assignment is with ‘xx’. The last assignment should be with ‘xx, xx’.
 There is civil judgment against the borrower in amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xx’.
The combined taxes for the year of xxxx-xxxx have been paid off in amount of $ x,xxx.xx.
No delinquent taxes have been found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx and modified deferred amount is $xx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of $ xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.

Collections Comments:Collection comment locater:
xx

According to the BPO report (xx) dated xx/xx/xxxx subject property is occupied by owner and no visible damages/repairs have been found.
The comment dated xx/xx/xxxx shows that the borrower is not delinquent as of xx/xx/xxxx. The comment dated xx/xx/xxxx shows that the reason for default is xxreased expenses of borrower. No evidences have been found regarding damages/repairs.

Review of loan file and collection comment stated that foreclosure initiated in xxxx. The document (xx) shows that referred to attorney was entered on xx/xx/xxxx. The comment dated xx/xx/xxxx shows that foreclosure contested audit pass. No further information is available regarding foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx and modified deferred amount is $xx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of $ xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.

The loan modification agreement was made between xx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is xx deferred amount is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.

Bankruptcy was filed by “xx; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as $xx,xxx.xx. The deadline for filing the POC was set for xx/xx/xxxx and the subject creditor ‘xx, xx’ filed the POC on xx/xx/xxxx (Under Deadline date) with secured claim amount of $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Chapter xx plan was entered on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. Trustee’s final report was entered on xx/xx/xxxx shows that claim scheduled is in amount of $xxx,xxx.xx, Claim Asserted in amount of $xxx,xxx.xx, claim allowed amount of $xx,xxx.xx and prxxipal paid to creditor is in amount of $x,xxx.xx.After that chapter xx converted into chapter xx BK case was discharged on xx

Foreclosure Comments:Bankruptcy was filed by “xx; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as $xx,xxx.xx. The deadline for filing the POC was set for xx/xx/xxxx and the subject creditor ‘xx, xx’ filed the POC on xx/xx/xxxx (Under Deadline date) with secured claim amount of $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Chapter xx plan was entered on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. Trustee’s final report was entered on xx/xx/xxxx shows that claim scheduled is in amount of $xxx,xxx.xx, Claim Asserted in amount of $xxx,xxx.xx, claim allowed amount of $xx,xxx.xx and prxxipal paid to creditor is in amount of $x,xxx.xx.After that chapter xx converted into chapter x. BK case was discharged on xx/xx/xxxx.
Bankruptcy Comments:Bankruptcy was filed by “xx; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $xx,xxx.xx. The deadline for filing the POC was set for xx/xx/xxxx and the subject creditor ‘xx, xx’ filed the POC on xx/xx/xxxx (Under Deadline date) with secured claim amount of $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Chapter xx plan was entered on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. Trustee’s final report was entered on xx/xx/xxxx shows that claim scheduled is in amount of $xxx,xxx.xx, Claim Asserted in amount of $xxx,xxx.xx, claim allowed amount of $xx,xxx.xx and prxxipal paid to creditor is in amount of $x,xxx.xx.After that chapter xx converted into chapter x. BK case was discharged on xx/xx/xxxx.	The loan modification agreement was made between xx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid prxxipal balance is $xxx,xxx.xx, deferred amount is $xx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: 161 Tape Value: 162 |---| -1 |----| -0.61728% Comment: Age of loan is 161. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 42 (Days)   Variance %:    Comment: Application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: bankruptcy is xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure no.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modification) per Payment History   Loan Value: $53316.14   Tape Value: $55284.80   Variance: $-1968.66   Variance %: -xx   Comment: Deferred prxxipal is $53,316.14.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MIs is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 577   Variance: -97   Variance %: -xx   Comment: MOD stated date is 480.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000010000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history stringis 000012311100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000010000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 001113210000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2053   Tape Value: 9/1/2035   Variance: 6605 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 577 Tape Value: 480 Variance: 97 Variance %: 20.20833% Comment: Total term xxluding Mod is 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test: The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50130115	xx	Unavailable	Not Applicable	2.176%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$972.95	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with MERS as nominee for xx’ for the amount of xx which was recorded on xx/xx/xxxx with the Instr | Book/Page xx. The chain of assignment is xxomplete. The assignment was transferred from ‘xx., As Nominee For xx’ to xx which was recorded on xx/xx/xxxx. However, last assignment should be with xx xx. There is junior mortgage against the property in the favor of MERS as nominee for ‘xx, xx for the amount of xx which was recorded on xx/xx/xxxx with Instr | Book/Page# xx. The city annual taxes for the year of xxxx have been paid off in the amount of $x,xxx.xx. No prior delinquent taxes have been found. No active judgments/liens have been found.	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The payment history datedxx/xx/xxxxhows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.	Collections Comments:According to the BPO report (xx) dated xx/xx/xxxx subject property is occupied by owner and visible damages/repairs have been found. The latest collection comment does not reflect the subject property type and current property condition.
No evidences have been found regarding the foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The payment history datedxx/xx/xxxxhows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Bankruptcy was filed by “xx. Bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx. Bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	This Fixed modification agreement was made between the borrower xx. As per the modified term, the new prxxipal balance is xx The borrower promises to pay the monthly P&I of $xxx.xx with the interest rate x.xxx %; beginning from xx the new maturity date is x/x/xxxx.	Credit Report	Field: Age of Loan Loan Value: 160 Tape Value: 161 |---| -1 |----| -0.62111% Comment: The age of loan is 160. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: 9/9/2005   Tape Value: 8/3/2005   Variance: 37 (Days)   Variance %:    Comment: As per Final application the application date is 9/9/2005.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Pacer Deal, Spencer and Deal, Suzanne had filed bankruptcy under chapter 7 plan xx.   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1945.90   Variance: $-1945.90   Variance %: -100.00000%   Comment: As per modification document there is no deferred balance.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 616   Variance: -136   Variance %: -xx   Comment: As per modification document the modified stated terms are 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 222112221112111111111111   Tape Value: 002000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mm0120000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111211122211222   Tape Value: 000000000000000000020200   Variance:    Variance %:    Comment: The Payment History String reversed is 000000000210mm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2192.13   Tape Value: $40.00   Variance: $2152.13   Variance %: 5380.32500%   Comment: The Post-Close Total Debts per 1003 $2,192.13.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per Final HUD-1 borrower received cash to amount.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/1/2057   Tape Value: 10/1/2035   Variance: 7794 (Days)   Variance %:    Comment: The stated Maturity date is 2/1/2057.   Tape Source: Initial   Tape Type:
																					Field: Total Term xxluding Mod. Extensions Loan Value: 616 Tape Value: 480 Variance: 136 Variance %: xx Comment: The total Term xxluding Mod. Extensions are 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of Service providers document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76775490	xx	640	624	34.719%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$959.96	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx/xx/xxxx shows that the subject mortgage was originated on xx which was recorded on xx with MERS as nominee for xx

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx, xx” instead of “xx.”

Active junior or senior judgments/liens/mortgages:

x. There is an active prior/senior Mechanic's Lien available in the updated title report against xx

x. There are x active junior State Tax Liens available in the updated title report against xx.

The annual Combined taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx..

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in delinquency for +x months and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The joint debtors (xx) had filed Bankruptcy under chapter-xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx the value of collateral is xx
The Trustee had filed "Report of No Distribution-No Funds" onxx/xx/xxxx. The joint debtors were discharged onxx/xx/xxxx and the case was terminated on xx/xx/xxxx .

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors (xx) had filed Bankruptcy under chapter-xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx the value of collateral is xx
The Trustee had filed "Report of No Distribution-No Funds" onxx/xx/xxxx. The joint debtors were discharged onxx/xx/xxxx and the case was terminated on xx/xx/xxxx .
The loan was modified onxx/xx/xxxx with new prxxipal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Age of Loan Loan Value: 159 Tape Value: 161 |---| -2 |----| -1.24223% Comment: Age of loan is 159. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 7 (Days)   Variance %:    Comment: Application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy available in lone file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 581   Variance: -101   Variance %: -17.38382%   Comment: Modification stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010321000000021010   Tape Value: 021000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 123010000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010120000000123010000000   Tape Value: 000000000000000000010120   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000010321.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1810.23   Tape Value: $43.00   Variance: $1767.23   Variance %: xx   Comment: Post-Close total debts per 1003 is $1810.23.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: 1xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/1/2054   Tape Value: 10/1/2035   Variance: 6726 (Days)   Variance %:    Comment: Stated Maturity Date is 3/1/2054.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 581 Tape Value: 480 Variance: 101 Variance %: 21.04166% Comment: Total term xxluding Mod. Extensions is 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49281588	xx	Unavailable	Not Applicable	40.948%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,102.23	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with the lender xx.
 The chain of assignment has not been completed. Currently, the mortgage is with xx, xx. which was recorded on x/x/xxxx. The latest assignment should be with xx. which is missing.
There is Junior mortgage against the subject property which was originated on xx
No active liens and judgments against the borrower have been found.
The x, x and x installment city taxes for the year xx have been paid on xx xx/xx/xxxx and xx/xx/xxxx respectively and xth installment taxes are due on xx/xx/xxxx each in the total amount of $xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Unable to be determined the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated in the last xx months of servicing comments.
No foreclosure activity has been found.
As per the BPO report located at xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the Joint debtors "xx" had filed bankruptcy under chapter-xx. The schedule D of Voluntary Petition does not show any unsecured portion for the subject mortgage. The case was discharged onxx/xx/xxxx and fully terminated on xx/xx/xxxx. No comment has been found indicating a cram down.	The Loan modification agreement was made on xx/xx/xxxx, between the borrower xx. The borrower promises to make a monthly payment of $x,xxx.xx with the rate of interest x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. The new prxxiple balance stated in the Modification is in the amount of xx No, deferred amount has been found in the modification. Hence, the interest-bearing amount is $xxx,xxx.xx. This modification does not contain any balloon provision.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: 9/2/2005 Tape Value:xx/xx/xxxx |---| 37 (Days) |----| Comment: Final application date is 9/2/2005. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER documents BK was filed post origination.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: x   Tape Value: x   Variance:    Variance %:    Comment: As per the note borrower last name is x.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 569   Variance: -89   Variance %: -15.64147%   Comment: Modification stated term months are 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111111111000   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as 000121000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000111111111111111111111   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as 000000121000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3017.92   Tape Value: $39.47   Variance: $2978.45   Variance %: 7546.11097%   Comment: Post-close total debts per 1003 is $2,908.72.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: x   Tape Value: x (CITY)   Variance:    Variance %:    Comment: As per the mortgage deed property county is x   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/1/2053   Tape Value: 10/1/2035   Variance: 6361 (Days)   Variance %:    Comment: As per the modification stated maturity date is 10/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 569 Tape Value: 480 Variance: 89 Variance %: 18.54166% Comment: Total term xxluding Mod. extensions months 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the both borrowers."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57183434	xx	661	649	32.398%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$39,321.37	4.625%	$419.87	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with the lender xx
No assignments have been found. But the latest assignee should be xx.
No active judgments or liens have been found.
The x half city taxes for xxxx have been paid in the amount of $xxx.xx, on xx
The x half city taxes for xxxx have been paid in the amount of $x,xxx.xx, on xx
No delinquent taxes have been found for the prior year.
Review of payment history as of xx/xx/xxxx shows that the borrower is x months behind the payment. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx and deferred balance per modification is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in collection process.
Review of loan file and servicing comment shows that the borrower is x months behind the payment. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx and deferred balance per modification is in the amount of xx
Borrower xx, the value of collateral is xx and amount of claim is xx hence the unsecured portion is xx However BK got discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.
POC was filed on xx/xx/xxxx with secured amount of $xxx,xxx.xx, and arrearage of $x,xxx.xx.
The debtors have been discharged on xx/xx/xxxx and the case has been terminated on x/x/xxxx.
The collection comments datedxx/xx/xxxx states that the servicer called to borrower regarding the xx (natural disaster) - report disaster impact; however, there is no damage found due to disaster.
The reason for default is financial hardship and loss of job/curtailment of xxome. No evidence of foreclosure has been found. The BPO report datedxx/xx/xxxx shows that the property is owner occupied and condition of subject property is average. No damages or repairs have been noted on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx. Chapter xxx, As per voluntary petition schedule D, the value of collateral is xx and amount of claim is xx hence the unsecured portion is xx However BK got discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.
POC was filed on xx/xx/xxxx with secured amount of $xxx,xxx.xx, and arrearage of $x,xxx.xx.
The debtors have been discharged on xx/xx/xxxx and the case has been terminated on x/x/xxxx.
The loan modification agreement was made between xx. The first modified payment was due on xx and the new maturity date is x/x/xxxx. The new Modified Unpaid Prxxipal Balance is $xxx,xxx.xx. The Deferred Balance is in the amount of $xx,xxx.xx and the Interest Bearing amount is $xx,xxx.xx. Borrower promised to pay P&I of $xxx.xx monthly with a modified interest rate of x.xxx%.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 9/8/2005 |---| 22 (Days) |----| Comment: -Application date is xx/xx/xxxx, tape shows xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower ‘xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Other   Tape Value: UGI   Variance:    Variance %:    Comment: -MI Company is Other, tape shows UGI   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 562   Variance: -82   Variance %: -xx   Comment: MOD stated term is 480, tape shows 562   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 003221110000000010003211   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment string as per pay history is 221000000000 however tape data shows 000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112300010000000011122300   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment string as per pay history is 221000000000 however tape data shows 000000000000000000000   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2129.43   Tape Value: $33.38   Variance: $2096.05   Variance %: 6279.35889%   Comment: Post-close debts is $2129.43, tape shwos $33.38   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: x   Tape Value: x   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/1/2052   Tape Value: 10/1/2035   Variance: 6149 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx, tape shwos xx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 562 Tape Value: 480 Variance: 82 Variance %: 17.08333% Comment: - Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The loan is originated in Michigan, however following state disclosures are missing from the loan file.

MI Borrower's Bill of Rights
MI Consumer Caution and Homeownership Counseling Notice
Choice of Insurance Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by all the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41741332	xx	Unavailable	Not Applicable	11.285%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$488.13	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx, with Instrument, Book/Page# xx
The chain of assignment is xxomplete. The latest assignment was fromxxits attorney-in-fact to xx
It should assign to xx.
There is one junior mortgage which was originated on xx
Combined annual taxes for the year of xxxx have been paid in the amount of $ x,xxx.xx for the due date xx/xx/xxxx.
No prior year delinquent taxes have been found.
As per the payment history as ofxx/xx/xxxx, the borrower is current with the loan.
The next payment due date is on x/x/xxxx.
The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with the rate of interest x.xxx% which was applied for the due date of x/x/xxxx.
The UPB is reflected in the amount of $xxx,xxx.xx.
Collections Comments:The review of the collection comment shows that the loan is performing and the next due date for the payment is
x/x/xxxx.
The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with the rate of interest x.xxx% which was applied for the due date of x/x/xxxx.
The UPB is reflected in the amount of $xxx,xxx.xx.
As per the servicing comments onxx/xx/xxxx
, the reason for default is Excessive Obligations.
As per the servicing comments on xx/xx/xxxx, the borrower is interested in Repayment plan.
But as per the review of collection comments, the borrower wants to keep the property.  However, as per the available records borrower is willing to pay the loan.
As per BPO Report onxx/xx/xxxx, the property is occupied by the owner. No damage is  found to the property and property is in good condition.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated and the complaint was filed onxx/xx/xxxx with the case number xx
As per the servicing comments datedxx/xx/xxxx, the contested matter was open and the answer also has been filed. No further information is available whether the contested have been resolved or not.
 The foreclosure was put on hold due to the loss mitigation plan.

Bankruptcy Comments:The borrowers xx.
 The case was discharged on xx/x/xxxx and case was terminated onxx/xx/xxxx.
This modification agreement was done between the (borrower) xx
As per the modified terms, new prxxipal balance is xx
There is no prxxipal forgiven amount and deferred balance.
First Payment had begun on xx and borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% with a maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrowers xx had filed bankruptcy under Chapter 07 with x. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the complaint was filed onxx/xx/xxxx with the case numberx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/1/2017   Tape Value: 2/8/2017   Variance: -7 (Days)   Variance %:    Comment: The Loan modification agreement was made between the borrower x.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xt   Tape Value: 2xx   Variance:    Variance %:    Comment: As per the Fianl application, Mailing Address street xx  Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 615   Variance: -135   Variance %: -xx   Comment: As per the modification agreement the stated term 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M11111111111M00000000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: As per the payment history string 0000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000000000M11111111111M   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: As per the payment history string reversed 000000000000   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1171.22   Tape Value: $48.00   Variance: $1123.22   Variance %: xx   Comment: As per final Application total debt is $1,171.22.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/1/2057   Tape Value: 11/1/2035   Variance: 7763 (Days)   Variance %:    Comment: As per the modification agreement the maturity date is 2/1/2057.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 615 Tape Value: 480 Variance: 135 Variance %: 28.12500% Comment: As per the modification agreement the total term xxluding mod extentions 360 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE result is Moderate because this loan has failed TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Loan Data:   $xxx,xxx.xx     Comparison Data :  $xxx,xxx.xx   Variance : -$xxx.xx
This loan failed the TILA finance charge test.

The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account  disclosure is missing from the given loan file."
* Missing Appraisal (Lvl x)     "The appraisal is missing in the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx. The following state disclosures are missing from the loan file.
x.·Explanation of Personal Obligation.
x.·Marital Property Act Disclosure.
x.·Choice of Insurance Disclosure.
x.Co-Signer Notice.
x.·Tattle Tale Notice under the Marital Property Act."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing from the given loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business disclosure is missing from the given loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9315205	xx	Unavailable	Not Applicable	38.164%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$32,241.06	4.625%	$679.42	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx. which was recorded on xx
The chain of assignment is xx complete as the current assignee is xx, it should be with xx.
There is no active lien/judgment against the borrower.
The annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB is in the amount of $xxx,xxx.xx and current interest rate as per recent modification is x.xxx %.	Collections Comments:Loan is currently in collection process.
Review of loan file and servicing comment reveals that borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx.  Current UPB is in the amount of $xxx,xxx.xx and current interest rate as per recent modification is x.xxx %.
Debtor had filed Bankruptcy under chapter-xx. POC was filed onxx/xx/xxxx with POC amount of $xxx,xxx.xx and arrearage amount of $x,xxx.xx. The schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of claim is xx and the value of collateral is xx Hence, the unsecured portion is xx Bankruptcy case has been discharged on xx/xx/xxxx and terminated on x/x/xxxx.
No evidence of post-closing FC has been found.
Servicing comment dated xx/xx/xxxx states that customer reported disaster impact. It further states there is damage on the property but no nature of damage or estimated repair cost has been given.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor had filed Bankruptcy under chapter-xx. POC was filed onxx/xx/xxxx with POC amount of $xxx,xxx.xx and arrearage amount of $x,xxx.xx. The schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of claim is xx and the value of collateral is xx Hence, the unsecured portion is xx Bankruptcy case has been discharged on xx/xx/xxxx and terminated on x/x/xxxx.	Loan modification agreement was made between the borrower and Lender onxx/xx/xxxx. The new modified rate is x.xxx% and borrower promised to pay P&I in the amount of $xxx.xx that began on xx with the maturity date of xx/x/xxxx. The new prxxipal balance is xx which xxludes deferred balance of $xx,xxx.xx. Reason for Modification is xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 160 Tape Value: 161 |---| -1 |----| -0.62111% Comment: Age of Loan is 160 Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 31 (Days)   Variance %:    Comment: Application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is initiated after loan origination.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value:xx: x   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: x   Tape Value: x  Variance:    Variance %:    Comment: Mailing address street is x .   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: x   Tape Value: x Variance:    Variance %:    Comment: Mailing address Zip Code is x   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 564   Variance: -84   Variance %: -14.89361%   Comment: Modification stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 222222222222222222110100   Tape Value: 032000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 111111111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001011222222222222222222   Tape Value: 000000000000000000020230   Variance:    Variance %:    Comment: Reversed payment history string is 111111111111.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1511.30   Tape Value: $39.67   Variance: $1471.63   Variance %: x   Comment: Post close total debts per 1003 is $1511.30.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:x   Tape Valuex   Variance:    Variance %:    Comment: Property address street is x.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xt   Tape Value:x   Variance:    Variance %:    Comment: Property city is x   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: 34286   Tape Value: 34291   Variance:    Variance %:    Comment: Property postal code is 34286   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2052   Tape Value: 10/1/2035   Variance: 6210 (Days)   Variance %:    Comment: Stated maturity date is 10/1/2052.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 564 Tape Value: 480 Variance: 84 Variance %: 17.50000% Comment: Mod extension term is 564 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
x. Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37647840	xx	Unavailable	Not Applicable	41.430%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$84,831.41	4.250%	$858.31	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with xx, which was recorded on xx. The chain of assignment is xxomplete as the subject mortgage is currently with the, “xx” instead of “xx”. There is a junior mortgage in the amount of xx in favor of xx in Instrument/Book/Page# xx No active liens and judgment have been found on updated title report. Annual County tax of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	Review of the payment history provided fromxx/xx/xxxx to x/x/xxxx reveals that borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xxxxxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modification terms.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xxxxxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx/x/xxxx. The new prxxipal balance is xx Lender has agreed to defer the amount of xx from the unpaid prxxipal balance. The interest bearing amount is xx and the maturity date is xx/x/xxxx. Reason for Modification is xx
Borrower has filed bankruptcy under chapter xx POC was not filed by the subject creditor. Schedule D of voluntary petition dated xx/xx/xxxx  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx Debtor filed chapter xx plan onxx/xx/xxxx which states that the debtor shall pay $xx.xx per month for xx months. The subject claim is to be paid direct to the creditor by the Debtor outside the Plan. Order of confirming plan was filed on xx/xx/xxxx which states that the debtor chapter xx plan datedxx/xx/xxxx is hereby confirmed. Debtor was discharge on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
As per latest BPO report datedxx/xx/xxxx subject property is occupied by owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx. POC was not filed by the subject creditor. Schedule D of voluntary petition dated xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx Debtor filed chapter xx plan onxx/xx/xxxx which states that the debtor shall pay $xx.xx per month for xx months. The subject claim is to be paid direct to the creditor by the Debtor outside the Plan. Order of confirming plan was filed on xx/xx/xxxx which states that the debtor chapter xx plan datedxx/xx/xxxx is hereby confirmed. Debtor was discharge on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new prxxipal balance is xx Lender has agreed to defer the amount of $xx,xxx.xx from the unpaid prxxipal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/x/xxxx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 161 Tape Value: 160 |---| 1 |----| 0.62500% Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 18 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: 12/1/2012   Variance: -9 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value:xxt   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 564   Variance: -84   Variance %: -14.89361%   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000101000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000101000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $4143.02   Tape Value: $32.24   Variance: $4110.78   Variance %: 12750.55831%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2052   Tape Value: 11/1/2035   Variance: 6210 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 564 Tape Value: 480 Variance: 84 Variance %: 17.50000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to TILA Foreclosure Rescission Finance Charge Test:
TILA Foreclosure Rescission Finance Charge Test shows Loan data xx Comparison Data $xxx,xxx.xx and Variance -$xx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which are missing from the loan file;
x. Anti-Coercion Notice
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12728533	xx	Unavailable	Not Applicable	41.436%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$72,187.75	2.000%	$436.12	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the loan was originated on xx/xx/xxxx in the amount of xx in the favor of "MERS as nominee for xx
-x and x installment of county tax for year xxxx-xxxx were paid on different dates xx/xx/xxxx and xx/xx/xxxx in the total amount of $xxxx.xx.
-Annual Tax Amount is $x,xxx.xx.
- Active judgment or lien;
x. There is Child support lien against xx which was recorded on xx/xx/xxxx in the favor of "xx" in the amount of $x.xx.
There is UCC financial Statement which was recorded on xx/xx/xxxxin the favor of "xx".

Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower is Performing. The last payment was received in the amount of $xxx.xx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current PITI is in the amount of $xxx.xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx %.	Collections Comments:According to the collection comments dated from xx/xx/xxxx till xx/xx/xxxx, the loan currently is performing. The ability and willingness of the borrower seems to be good as borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current PITI is in the amount of $xxx.xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx %. No damage to the property. No need repairing. The debtor had filed bankruptcy on xx/xx/xxxx under chapter x with case number #xx. The bankruptcy discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
No damages are reported in the available comment history.
xst and xnd installment of county tax for year xxxx-xxxx were paid on different dates xx/xx/xxxx and xx/xx/xxxx in the total amount of $xxxx.xx. There are no prior delinquent taxes found open.

Foreclosure Comments:The foreclosure file was referred on xx/xx/xxxx. No more information is available regarding the foreclosure.
Bankruptcy Comments:The debtor had filed bankruptcy on xx/xx/xxxx under chapter x with case numberxx. As per schedule D the amount of claim is $xxx,xxx.xx, the value of collateral is $xxx,xxx.xx and the unsecured amount of claim is $xx,xxx.xx.The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	The modification agreement was made on xx/xx/xxxx between (borrower) xx According to the modified terms, the new prxxipal balance is in the amount of xx The borrower promises to pay $xxx.xx with the rate of interest starting with x.xxx% beginning from xx The new maturity date is x/x/xxxx. The interest bearing is in the amount of $xxx,xxx.xx. The prxxipal deferred amount is $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: 10/6/2005 Tape Value:xx/xx/xxxx |---| 8 (Days) |----| Comment: Application Data is 10/6/2006. However, tape data showsxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, there is no bankruptcy. However, pacer shows Yes..   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per loan file review, there is Bankruptcy. However, tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/1/2014   Tape Value: 1/1/2014   Variance: 31 (Days)   Variance %:    Comment: Doc Data of Last Modification is 2/1/2014. However, tape data shows 1/1/2014.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step. However, tape data shows Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 578   Variance: -98   Variance %: -x   Comment: Modification Stated Term is 480. However, tape data shows 578.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 121000000000000000000000   Variance:    Variance %:    Comment: Payment History String is 000000000000. However, tape data shows 12100000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000010121   Variance:    Variance %:    Comment: Payment History String Reversed is 000000000000. However, tape data shows 0000000000000000010121.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1450.27   Tape Value: $45.00   Variance: $1405.27   Variance %: xx   Comment: Post - Close Total Debts Per 1003 is $1,450.27. However, tape data shows $45.00.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2054   Tape Value: 11/1/2035   Variance: x (Days)   Variance %:    Comment: Stated Maturity Date is 1/1/2054. However, tape data shows 11/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 578 Tape Value: 480 Variance: 98 Variance %: 20.41666% Comment: Total Term xxluding Mod. Extension shows 578. However, tape data shows 480. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrower. The State is California."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "-Initial escrow account disclosure is missing from the loan file.
- List of service provider is missing from the loan file.
 Below state disclosure is missing from the loan file;
-Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, Insurer RecommendationDisclosure, Privacy Notice, Application for Credit-Married Persons"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40525388	xx	Unavailable	Not Applicable	36.104%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$37,767.96	2.000%	$820.52	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx/xx/xxxx with MERS as nominee for xx The chain of assignment is xx complete as the current assignee isxx; however, it should be xx. There are x civil judgments in the combined amount of $ xxxx.xx in favor of County of xx There are x child support liens which were recorded on xx & xx in favor of xx County Department of x x Services. First and second installments of xxxx/xxxx county taxes have been paid. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for x month. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on x/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is active in bankruptcy. The debtor xx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month to the trustee for xx months. The base plan amount is $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xxx.xx. No evidence of foreclosure has been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for x month. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/xx/xxxx. The loan was modified with an effective date of xx/x/xxxx and a new prxxipal balance is xx to a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/x/xxxx with a new maturity date of xx The rate changes in x steps ending at x.xxx%. The reason for default is curtailment of xx. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs. As per latest exterior BPO report dated xx/xx/xxxx, the subject property is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month to the trustee for xx months. The base plan amount is $xx,xxx.xx. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xxx.xx.	The loan was modified with an effective date of xx/x/xxxx and a new prxxipal balance is xx to a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%.	Credit Report	Field: Age of Loan Loan Value: 158 Tape Value: 159 |---| -1 |----| -x Comment: Age of loan is 158. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 10 (Days)   Variance %:    Comment: Application date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 12/1/2015   Tape Value: 1/1/2016   Variance: -31 (Days)   Variance %:    Comment: Interest only expiration date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 532   Variance: -52   Variance %: -x   Comment: MOD stated term is 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2310.89   Tape Value: $1583.13   Variance: $727.76   Variance %: xx   Comment: Original P & I is $2,310.89.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2076.95   Tape Value: $36.09   Variance: $2040.86   Variance %: 5654.91825%   Comment: Post close total debt is $2,076.95.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2050   Tape Value: 12/1/2035   Variance: 5235 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 532 Tape Value: 480 Variance: 52 Variance %: x Comment: Total term xxluding MOD is 532. Tape Source: Initial Tape Type:	3: Curable	* Loan has escrow holdback. No proof it was released (Lvl 3) "As per Final HUD-1 (xx), there is an Escrow hold back fee (Check hold for verbals) in the amount of $1,000.00. However, no evidence has been found in loan file."
* Loan has escrow holdback. No proof it was released (Lvl 3) "As per Final HUD-1 (xx), there is an Escrow hold back fee (Check hold for verbals) in the amount of $1,000.00. However, no evidence has been found in loan file."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-x, Settlement date is xx/xx/xxxx; however,note date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32230537	xx	Unavailable	Not Applicable	29.248%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$20,929.69	4.625%	$783.10	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx with xx., which was recorded on xx/xx/xxxx The chain of assignment is xx complete as the subject mortgage is currently with the,xx
No active liens and judgment have been found on updated title report.
x installment of County tax of xxxx-xx has been paid on xx in the amount of $xxx.xx.
x installment of County tax of xxxx-xx has been paid on xx in the amount of $xxx.xx.
x installment of County tax of xxxx-xx has been paid on xx in the amount of $xxx.xx.
xth installment of County tax of xxxx-xx has been paid on xx in the amount of $xxx.xx.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.
The loan modification agreement was made between xx. (Lender) on x/x/xxxx with a new prxxipal balance of xx with fixed rate of x.xxx %. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/x/xxxx and the maturity date is x/x/xxxx. The borrower had also promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on x/x/xxxx; however, the interest bearing amount is $xxx,xxx.xx.
Borrower has filed bankruptcy under chapter xx. POC was filed onxx/xx/xxxx which shows that the amount of secured claim is xx and the amount of arrearage is $x.xx. Schedule D of voluntary petition dated x/x/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx Debtor filed amended chapter xx plan which states that the Debtor shall pay to Trustee the sum of $ xxx.xx for x months than the sum of $ xxx.xx for xx months. Debtor will pay the post-petition payment of subject claim through plan in the amount of $xxx.xx per month.  Order f confirming plan was filed on x/x/xxxx which states that the debtor amended plan is hereby confirmed. Motion for Relief from Stay was filed on xx/xx/xxxx by the subject creditor. Motion for Loan Modification was filed oxx/xx/xxxx by the subject creditor and Order for Loan Modification was filed onxx/xx/xxxx which states that the Motion for Loan Modification is approved and automatic stay is vacated. Debtor was discharged on xx/xx/xxxx.
As per latest BPO report datedxx/xx/xxxx, Subject property is occupied by the owner and in average condition.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapterxx. POC was filed onxx/xx/xxxx which shows that the amount of secured claim is xx and the amount of arrearage is $x.xx. Schedule D of voluntary petition dated x/x/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx Debtor filed amended chapter xx plan which states that the Debtor shall pay to Trustee the sum of $ xxx.xx for x months than the sum of $ xxx.xx for xx months. Debtor will pay the post-petition payment of subject claim through plan in the amount of $xxx.xx per month. Order f confirming plan was filed on x/x/xxxx which states that the debtor amended plan is hereby confirmed. Motion for Relief from Stay was filed on xx/xx/xxxx by the subject creditor. Motion for Loan Modification was filed oxx/xx/xxxx by the subject creditor and Order for Loan Modification was filed onxx/xx/xxxx which states that the Motion for Loan Modification is approved and automatic stay is vacated. Debtor was discharged on xx/xx/xxxx.	The loan modification agreement was made between xx (Lender) on x/x/xxxx with a new prxxipal balance of xx with fixed rate of x.xxx %. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx and the maturity date is x/x/xxxx. The borrower had also promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on x/x/xxxx; however, the interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 161 Tape Value: 160 |---| 1 |----| 0.62500% Comment: Age of loan is 161; however, tape shows 160. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 24 (Days)   Variance %:    Comment: Application date is xx/xx/xxxx; however, tape showsxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is x however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Mailing address street is xx however, tape shows 2309 xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 583   Variance: -103   Variance %: -17.66723%   Comment: Modification stated term is 480; however, tape shows 583.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 321221224432210321000121   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121000123012234422122123   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: Payment history string reversed is 021000001000; however, tape shows 000000000000000000101111.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: Property address street is xx; however, tape show xx Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Property city is xxs; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/1/2054   Tape Value: 11/1/2035   Variance: 6787 (Days)   Variance %:    Comment: Stated maturity date is 6/1/2054; however, tape shows 11/1/2035.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 583 Tape Value: 480 Variance: 103 Variance %: 21.45833% Comment: Total term xxluding Mod extension is 360; however, tape shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test is failed due to following reason;
x. TILA Finance Charge Test shows loan data xx Comparison Data $xxx,xxx.xx and Variance -$xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx.
x. TILA Foreclosure Rescission Finance Charge Test: shows loan data $xxx,xxx.xx Comparison Data $xxx,xxx.xx and Variance -$xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
765192	xx	Unavailable	Not Applicable	59.142%	First	Unavailable	Not Applicable	Unavailable	xx	xx	$82,967.55	4.125%	$617.16	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, xx.
The chain of the assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
Active Judgments and Liens;
x) x civil judgments found pending against the borrower xx.
x) x civil judgments found pending against the borrower xx.
x) Civil judgment found pending against the borrower xx.
x) Civil judgment found pending against the borrower xx
x) Civil judgment found pending against the borrower xx.
x) Multiple civil judgment found pending against the borrowers xx.
Property Tax Status;
x) x installment combined taxes for the year of xxxx have been paid in the amount of x,xxx.xx on xx
x) xth installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx
x) x installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx
x) x installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid prxxipal balance according to payment history is in the amount of $xxx.xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The last payment was received according to the modification agreement made on effective date of xx/xx/xxxx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid prxxipal balance according to payment history is in the amount of $xxx.xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The last payment was received according to the modification agreement made on effective date of xx/xx/xxxx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
The borrower agrees to pay the amount of $xx,xxx.xx as deferred balance on the maturity date xx/xx/xxxx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
The foreclosure was not initiated in the loan.
The borrower xx.
The current status of loan is performing.
Latest available BPO report dated xx/xx/xxxx shows that the subject property is occupied by tenant and is in average condition with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The plan was later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
The Creditor has filed POC on xx/xx/xxxx in the claim amount of $xxx,xxx.xx with arrearage in the amount of $xx,xxx.xx. (claim amount & arrearage amount is taken according to the amended POC filed on xx/xx/xxxx).
Loan Modification agreement was made between borrower xx” on effective date xx/xx/xxxx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx/xx/xxxx.
The borrower agrees to pay the amount of $xx,xxx.xx as deferred balance on the maturity date xx/xx/xxxx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: There is balloon provision available in the note. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower had filed bankruptcy chapter 13.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: Mailing address street is xx
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address zip code is xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 633   Variance: -153   Variance %: -xx   Comment: Modification stated term is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This is conversional fixed loan.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000090999   Variance:    Variance %:    Comment: The Payment History String reversed is 000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The note reflects property address street as "xx"   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction as per the HUD-1 is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/1/2058   Tape Value: 11/1/2035   Variance: 8309 (Days)   Variance %:    Comment: Modification Maturity date is 8/1/2058.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 633 Tape Value: 480 Variance: 153 Variance %: 31.87500% Comment: Total term xxluding mod extensions is 633. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL x.xxx% x
The annual percentage rate (APR) is xx The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing in the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey state.
The following disclosures are missing from the loan file:

NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56805176	xx	Unavailable	Not Applicable	45.323%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$78,227.50	3.500%	$915.95	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx
There is a junior mortgage in the amount of xx
There are two state tax liens in the amount of $x,xxx.xx in favor of xx	The review of the payment history shows that the borrower is maxxpayments and the loan is current. The last payment was received in the amount of xxx.xx which was applied to x/x/xxxx payment. The next due date is x/x/xxxx. The UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is maxxpayments and the loan is current. The last payment was received in the amount of xxx.xx which was applied to x/x/xxxx payment. The next due date is x/x/xxxx. The UPB is in the amount of $xxx,xxx.xx.
No post close foreclosure activity has been found in the comments or loan file.
x x x and x x x filed bankruptcy under chapter xx, case # xx-xxxxx on xx/x/xxxx. The chapter xx plan was converted in chapter x onxx/x/xxxx. The joint debtors were discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.
The RFD as per comments is decreased xxome.
No damages are reported in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:x x x and x x x filed bankruptcy under chapter xx, case # xx-xxxxx on xx/x/xxxx. The chapter xx plan was converted in chapter x onxx/x/xxxx. The joint debtors were discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.	The loan modification agreement was made between xx. The new prxxipal amount is xx from which $xx,xxx.xx is deferred. Therefore the interest bearing amount is $xxx.xxx.xx. The new P&I is $xxx.xx and interest rate is x.xx%. The payments begin on xx and new maturity date is x/x/xxxx.
This loan was previously modified on x/x/xxxx.	Credit Report Document Showing a Index Numerical Value	Field: Age of Loan Loan Value: 158 Tape Value: 159 |---| -1 |----| -0.62893% Comment: MOD missing Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: 11/1/2005   Tape Value: xx/xx/xxxx   Variance: 7 (Days)   Variance %:    Comment: As per application   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx -   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 12/1/2010   Tape Value: 1/1/2011   Variance: -31 (Days)   Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: MOD missing   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 580   Variance: -100   Variance %: -17.24137%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $44500.00   Tape Value: $445000.00   Variance: $-400500.00   Variance %: -xx   Comment: As per appraisal   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2191.02   Tape Value: $1485.42   Variance: $705.60   Variance %: xx   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2217.25   Tape Value: $45.94   Variance: $2171.31   Variance %: 4726.40400%   Comment: As per application   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2054   Tape Value: 12/1/2035   Variance: 6696 (Days)   Variance %:    Comment: MOD missing   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 580 Tape Value: 480 Variance: 100 Variance %: 20.83333% Comment: MOD missing Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index value is unavailable in the documents provided."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "xx."
																									* Settlement date is different from note date (Lvl x) "xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5535288	xx	Unavailable	Not Applicable	45.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in the favor of xx recorded in Bookxx
The chain of assignment has not been completed. The current assignment is with "xx". However, the current assignment should have been with "xx." which is missing.
There is an unreleased senior mortgage against the subject property which was originated on xx, in the amount of xx. The partial release was found for the said mortgage. However, the legal description on release does not match with the senior mortgage legal.
No prior year delinquent taxes have been found. Annual Combined taxes for the year xxxx have been paid onxx/xx/xxxx in the amount of $x,xxx.xx.	According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for x month. The last payment was received onxx/xx/xxxx, the payment was applied for due date xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collections. The borrower is currently delinquent for x month and the next due date for payment is x/x/xxxx.
No modification or forbearance details are available in recent collections comment.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments and BPO report located at “xx”, the subject property is in good condition.The subject property has been occupied by the owner. As per the collection comment x/x/xxxx, the subject property had damage due to wind onxx/xx/xxxx.  The property needed repairs in the amount of xx The nature of the damage is unavailable. The insurance claim was filed. The loss draft for the amount of $xx,xxx.xx was approved. The check was issued in the amount of xx onxx/xx/xxxx. The check was issued in the amount of $x,xxx.xx onxx/xx/xxxx. The final check was issued in the amount of $xxxx.xx onxx/xx/xxxx. Also, the latest BPO report is not available to validate the repairs to the property. As per the comment datedxx/xx/xxxx, xxx% repairs have been completed. As per thexx/xx/xxxx BPO report located at “xx”, the property does not need any repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers x x and x x had filed for bankruptcy under Chapter-xx with the case# xx-xxxxx onxx/xx/xxxx. The POC was filed onxx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $x.xx. The confirmed chapter xx plan was modified onxx/xx/xxxx.As per the modified confirmed plan, the debtor shall pay the trustee $xxxx for xx months under Chapter xx. There is no comment indicating a cram down. The Motion for relief was filed on xx/x/xxxx and the order was granted on xx/xx/xxxx. The date of last filing wasxx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 156 Tape Value: 158 |---| -2 |----| -1.26582% Comment: Age of Loan is 156. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: 12/6/2005   Tape Value: xx/xx/xxxx   Variance: 57 (Days)   Variance %:    Comment: The Application reflects application date as 12/6/2005.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment: The Application reflects the mailing Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 344000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 122322222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000040443   Variance:    Variance %:    Comment: The Payment History String reversed is 222222223221.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003 Loan Value: $4574.39 Tape Value: $50.28 Variance: $4524.11 Variance %: 8997.83214% Comment: Post Close total debt per 1003 is $4574.39. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is a conventional loan which has PMI coverage. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Arkansas state. The “Choice of Insurance Disclosure” disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17043010	xx	Unavailable	Not Applicable	50.269%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,400.17	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx. The chain of assignment is xxomplete as the Assignment of subject mortgage is currently with xx instead of xx.
There are four active civil judgments against the borrower in the total amount of xx which was recorded on multiple dates in favor of multiple plaintiffs.
x installment of county tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
x installment of county tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $x,xxx.xx on x/x/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for +x month. The last payment was received in the amount of $x,xxx.xx on x/x/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender onxx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which began on xx/x/xxxx. The new prxxipal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xxxx. Reason for Modification is Financial Hardship.
Borrower had filed the bankruptcy under chapter-x with xx. As per statement of intention of voluntary petition dated xx/xx/xxxx, debtor wants to retain the subject property. Bankruptcy discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.
As per latest BPO report datedxx/xx/xxxx, subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed the bankruptcy under chapter-x with xx. As per statement of intention of voluntary petition dated xx debtor wants to retain the subject property. Bankruptcy discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.	Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx which began on xx/x/xxxx. The new prxxipal balance is $xxx,xxx.xx. The interest bearing amount is xx and the maturity date is xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Age of Loan Loan Value: 167 Tape Value: 168 |---| -1 |----| -0.59523% Comment: As per tape data age of loan is 168, however according to collection comment it is 167. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 12 (Days)   Variance %:    Comment: As per tape data application date (baseline script version) isxx/xx/xxxx, however according to collection comment it isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data bankruptcy (post-loan origination)? is no, however according to collection comment it is yes.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 642   Variance: -162   Variance %: -25.23364%   Comment: As per tape data modification stated term is 642, however according to collection comment it is 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222000000000000000000000   Variance:    Variance %:    Comment: As per tape data payment history string is 100MMMM30111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000020222   Variance:    Variance %:    Comment: As per tape data payment history string reversed is 11103MMMM001.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2385.71   Tape Value: $50.26   Variance: $2335.45   Variance %: 4646.73696%   Comment: As per tape data post-close total debts per 1003 is $50.26, however according to collection comment it is $2,385.71.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2058   Tape Value: 3/1/2035   Variance: 8585 (Days)   Variance %:    Comment: As per tape data stated maturity date is 3/1/2035, however according to collection comment it is 9/1/2058.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 642 Tape Value: 480 Variance: 162 Variance %: 33.75000% Comment: As per tape data total term xxluding mod. extensions is 480, however according to collection comment it is 642. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the state disclosure which are missing from the loan file;
x. Impound Account Disclosure
x. Private Mortgage Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Privacy Notice
x. Fair Debt Collection Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR Transaction date is xx which is after the note date xx
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x Settlement date is x/x/xxxx which after the note datexx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83938253	xx	Unavailable	Not Applicable	26.365%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.375%	$2,004.62	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated oncc
The chain of the assignment has not been completed. The current assignment is with xx, which was recorded on xx However, it should have been with xx.
There is an active junior mortgage against the subject property filed by xx
No active judgments or liens have been found.
The annual county taxes of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history as ofxx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
Review of the payment history as ofxx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of xx
Reason for default is unable to be determined.
The comment datedxx/xx/xxxx shows that the subject property is owner-occupied.
The BPO report datedxx/xx/xxxx located at xx) shows that the subject property is owner-occupied. Its “As-Is-Price” is xx

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the debtor had filed the bankruptcy under Chapter-x on x/x/xxxx with the case# xx on x/x/xxxx. The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	The modification agreement was made between the borrower xx
This Step modification agreement was signed between the borrowexx
The unpaid prxxipal balance was xx with the interest rate of x.xxx%. The borrower promises to pay the monthly P&I of xx beginning from xx The maturity is xx

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: 12/8/2005 Tape Value: xx/xx/xxxx |---| 9 (Days) |----| Comment: Application date is 12/8/2005. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is initiated after loan origination.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value:xx  Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI required.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address city is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 614   Variance: -134   Variance %: -21.82410%   Comment: mODIFICATION STATED TERM IS 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 222222222222222222222221   Tape Value: 111100000000444433321xxx   Variance:    Variance %:    Comment: Payment history string is 222222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122222222222222222222222   Tape Value: xxx123334444000000011111   Variance:    Variance %:    Comment: Reversed payment history string is 222222222222.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3427.50   Tape Value: $26.37   Variance: $3401.13   Variance %: 12897.72468%   Comment: Total debts per 1003 is $3427.50.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/1/2057   Tape Value: 1/1/2036   Variance: 7730 (Days)   Variance %:    Comment: sTATED MATURITY DATE IS 3/1/2057.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 614 Tape Value: 480 Variance: 134 Variance %: 27.91666% Comment: tOTAL TERM xxLUDING mOD EXTENSIONS IS 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in  xxlifornia. The following required state disclosures are missing from the loan file:
x. Impound Account Disclosure.
x. Cosigner Notice.
x. Earthquake Disclosure for Condominiums.
x. Hazard Insurance Disclosure.
x. Insurer RecommendationDisclosure.
x.  Fair Lending Notice.
x. Anti-Tying Disclosure.
x. Privacy Notice.
x. Notice of Right to Copy of Appraisal.
xx. Application for Credit-Married Persons.
xx. Fair Debt Collection Notice.
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x, the settlement date is xx/xx/xxxx, however. as per Note, the origination date is xx/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84060967	xx	Unavailable	Not Applicable	29.530%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$222.74	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx with xx, xx which was recorded on xx
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are two judgments in the total amount of $xx,xxx.xx which was filed by several plaintiffs.
Annual county taxes have been exempt.
No delinquent taxes have been located for the prior year.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Collection comment locatoxx
Comment history is available from x/x/xxxx toxx/xx/xxxx. However, we required latest xx months collection comments. Comments are missing fromxx
Borrower wants to keep the property.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx
The reaffirmation agreement is available.
Loan modification agreement was made between the borrower and lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xx,xxx.xx beginning from xx The new prxxipal balance is xx The maturity date is xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx |---| 56 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: there is bk.   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Wesley   Tape Value: W.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Hxx  Tape Value: Hxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 326   Tape Value: 375   Variance: -49   Variance %: -13.06666%   Comment: Mod terms are 326 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444443211   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112344444444444444400000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history reversed string is 000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1074.88   Tape Value: $41.62   Variance: $1033.26   Variance %: 2482.60451%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2037   Tape Value: 1/1/2021   Variance: 5934 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 375 Tape Value: 326 Variance: 49 Variance %: 15.03067% Comment: Mod termns are 180 months Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability sxxe they did not exceed those thresholds"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosure is missing from the loan file.
Choice of Insurer"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46479006	xx	Unavailable	Not Applicable	27.045%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$74,866.33	5.000%	$842.34	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx the subject mortgage was originated on xx with the lender C xx, xx. in the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from C xx, xx. to xx. The assignment should be with xx.
No active liens and judgments have been found.
First and second installment county taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower had made the last payment as per Modification agreement.

Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower had made the last payment as per Modification agreement.
The reason for default is unable to be determined.
The loan has been modified, the modification agreement was made between Borrower Jxx
The foreclosure details have not been found in collection comments and loan files.
The borrowexx had filed bankruptcy under Chapter x with the xx. The debtor and joint debtor were discharged on xx/xx/xxxx. The case was terminated on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.
As per Exterior inspection report dated xx/xx/xxxx, the subject property is owner-occupied and maintained in condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. As per the Schedule-D of voluntary petition dated xx/xx/xxxx the amount of claim without deducting the value of collateral is $xxx,xxx.xx and value of property is xx Hence, the unsecured portion is xx The debtor and joint debtor were discharged on xx/xx/xxxx. The case was terminated on xx/xx/xxxx.	This modification agreement was made between Borrower xx Borrower promises to pay $xxx.xx monthly with a modified interest rate x.xx% beginning from xx with a maturity date xx/xx/xxxx. The interest bearing amount is xx There is a deferred balance in the amount of xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 160 Tape Value: 161 |---| -1 |----| -0.62111% Comment: The age of loan is 160. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: 9/6/2005   Variance: 10 (Days)   Variance %:    Comment: The application date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx
Field: Borrower #1 Middle Name   Loan Value: E   Tape Value: E.   Variance:    Variance %:    Comment: The borrower#1 middle name is E   Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modification) per Payment History   Loan Value: $74866.33   Tape Value: $76551.01   Variance: $-1684.68   Variance %: -2.20072%   Comment: The deferred balance is $74,866.33.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: C xx, xx   Tape Value: C xx, xx, Axx   Variance:    Variance %:    Comment: Lender name is C xx, xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 552   Variance: -72   Variance %: -13.04347%   Comment: The modification stated terns are 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11004433333322233212121M   Tape Value: 776000000000000000000000   Variance:    Variance %:    Comment: The payment history string is MM1111122222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M12121233222333333440011   Tape Value: 000000000000000000060677   Variance:    Variance %:    Comment: The payment history reversed string is 22222211111MM.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2252.61   Tape Value: $34.49   Variance: $2218.12   Variance %: 6431.19744%   Comment: Post-close total debst are $2252.61.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2051   Tape Value: 10/1/2035   Variance: 5844 (Days)   Variance %:    Comment: The stated maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 552 Tape Value: 480 Variance: 72 Variance %: 15.00000% Comment: Total term xxluding Mod. Extension is 552. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in  xxlifornia. The following required State Disclosures are missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x. Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78676452	xx	Unavailable	Not Applicable	21.494%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.250%	$1,367.81	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx withxx xx. which was recorded on xx
The chain of the assignment is not completed.
No outstanding liens/judgments against borrower/property.
x. There is junior mortgage in the amount of xx which was recorded on xx and filed byxx  xx.
County taxes have been due in the total amount of $xxxx.xx for year xxxx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Collection comment locatorxx
Collection comment dated xx
Latest BPO reportxx/xx/xxxx locator xx) shows that the subject property is owner occupied and is in good condition. No damages have been observed..
Comment history is available from x/x/xxxx tillxx/xx/xxxx. However, we require latest xx months comments history. Comments are missing from x/x/xxxx tillxx/xx/xxxx.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Commentsxx
Voluntary petition filed onxx/xx/xxxx does not show any unsecured portion.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of xx that began on xx with the maturity date of xx The new prxxipal balance is xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: 12/6/2005 Tape Value: xx/xx/xxxx |---| 49 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: Treasury - MTA   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: active bk   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 276   Tape Value: 360   Variance: -84   Variance %: -23.33333%   Comment: Mod terns 276 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111121101110012222222221   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122222222210011101121111   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1929.00   Tape Value: $25.57   Variance: $1903.43   Variance %: 7443.99687%   Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prxxipal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: $0.36   Variance %: 0.00012%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 360 Tape Value: 276 Variance: 84 Variance %: 30.43478% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
x. Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81976777	xx	Unavailable	Not Applicable	24.095%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$1,267.26	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx. in the amount of xx which was recorded on xx The chain of assignment has not been completed. Currently, the assignment is from xx. As Nominee for xx. to xx. The assignment should be with xx. No active liens and judgments have been found. First and second installment county taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower has been maxxpayment as per Modification agreement.

Collections Comments:The loan is currently active in bankruptcy and the borrower is regular with payments. The next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower has been maxxpayment as per Modification agreement.
The loan has been modified on xx/xx/xxxx.
The foreclosure records have not been found in collection comments and loan files.
Borrower had filed bankruptcy under chapter-xx with thexx
As per BPO report dated xx/xx/xxxx, the subject property is owner-occupied and average in condition.

Update:
As per the comment dated xx/xx/xxxx borrower filed for bankruptcy under Chapter xx with xx borrower was discharged on xx/xx/xxxx. No more evidence is available regarding current bankruptcy status.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made betweenxx.The reason for modification is financial hardship. As per the modified terms, new prxxipal balance is xx Borrower promises to pay xx monthly with a modified interest rate x.xxx% beginning from xx with a maturity date xx/xx/xxxx. The interest bearing amount is xx There is no deferred balance and prxxipal forgiven amount.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: 159 Tape Value: 158 |---| 1 |----| 0.63291% Comment: The age of loan is 159. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: 12/8/2005   Tape Value: xx/xx/xxxx   Variance: 16 (Days)   Variance %:    Comment: The application date is 12/8/2005.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy Filing Date   Loan Value: Not Applicable   Tape Value: 1/7/2019   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter 13   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value: 6/1/2017   Variance: -21 (Days)   Variance %:    Comment: Document date of the last modification isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:  xxoration, Axx   Tape Value:  xx., Axx (CFL# xx   Variance:    Variance %:    Comment: Lender name is  xxoration, axx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx-0000   Tape Value: xx-0000   Variance:    Variance %:    Comment: Maling address zip code is xx-   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 616   Variance: -136   Variance %: -22.07792%   Comment: The modified stated terms are 480.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111110000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000011111111111111111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2868.75   Tape Value: $45.46   Variance: $2823.29   Variance %: 6210.49274%   Comment: Post-close total debts per 1003 is 2,868.75   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/1/2057   Tape Value: 1/1/2036   Variance: 7791 (Days)   Variance %:    Comment: The stated maturity date is 5/1/2057.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 616 Tape Value: 480 Variance: 136 Variance %: 28.33333% Comment: The total terms xxluding modification extensions are 616 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in  xxlifornia. The following required State Disclosures are missing in the loan file. x.Impound Account Disclosure x.Cosigner Notice x.Private Mortgage Insurance Disclosure x.Earthquake Disclosure forCondominiums x.Hazard Insurance Disclosure x.Insurer RecommendationDisclosure x.Fair Lending Notice x.Anti-Tying Disclosure x.Privacy Notice xx.Notice of Right to Copy of Appraisal xx.Application for Credit-Married Persons xx.Fair Debt Collection Notice"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Note, the note date is xx However, final HUD-x shows the settlement date is xx which is different from the note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51634462	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$52,142.93	4.000%	$543.11	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx with Cxx, xx which was recorded on xx The chain of assignment has been completed, and currently the mortgage assignment is with xx, xx. Subject Mortgage is on First lien position. No active Judgments or liens have been found as per the Updated Title Report.
The Property Tax Status:
x)  The county jurisdiction taxes of the x installment are paid in the amount of $xxx.xx for the due date xx/xx/xxxx of the Tax Year xxxx-xx.
x)  The county jurisdiction taxes of the x installment are paid in the amount of $xxx.xx for the due datexx/xx/xxxx of the Tax Year xxxx-xx
No prior delinquent taxes have been found open.
The payment history datedxx/xx/xxxxhows that the borrower is delinquent for x month and next payment due date is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/x/xxxx. The current UPB is in the amount of $xxx,xxx.xx. Borrower is maxxpayments according to the Modification Plan. The UPB as of date is not mentioned in the updated payment history. Hence, we have considered the UPB as per tape data.	Collections Comments:Loan is in Collection. The loan modification agreement was made between Borrower named asxx and the Lender named as xx, on xx/x/xxxx with a new prxxipal balance of xx with fixed rate of x.xx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/x/xxxx till the maturity date of xx/x/xxxx. The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date of xx/x/xxxx. There is no provision stated for any forgiven amount as per the modification agreement.
The payment history datedxx/xx/xxxxhows that the borrower is delinquent for x month and next payment due date is x/x/xxxx. The last payment was received on xx in the amount of $xxx.xx which was applied for the due date of xx/x/xxxx. The current UPB is in the amount of xx Borrower is maxxpayments according to the Modification Plan. The UPB as of date is not mentioned in the updated payment history. Hence, we have considered the UPB as per tape data.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Commentsxx. The debtor was discharged onxx/xx/xxxx and case was terminated onxx/xx/xxxx. MFR was filed on xx No POC was filed by the creditor. As per voluntary petition Schedule D the value of the property is xx amount of claim is xx and unsecured portion is xx
The loan modification agreement was made between (borrower) Axx. The borrower has also promised to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date of xx/x/xxxx.	The loan modification agreement was made between (borrower) xxwith a new prxxipal balance of $xxx,xxx.xx with fixed rate of x.xx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx/x/xxxx. The borrower has also promised to pay the deferred balance in the amount of xx on the maturity date of xx/x/xxxx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 7 (Days) |----| Comment: Application date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Lender not required MI certificate.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Cxx, xx   Tape Value: Cxx, xx.   Variance:    Variance %:    Comment: Lender Name is cxx, xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx   Tape Value: 11 xx   Variance:    Variance %:    Comment: Mailing address xxr.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 481   Tape Value: 573   Variance: -92   Variance %: -16.05584%   Comment: Modification stated terms are 481   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011011211222212000001220   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 210000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 022100000212222112110110   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000012   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 6483 (Days) Variance %: Comment: Stated Marutity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure document is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure document is missing from the loan files."
																									* Settlement date is different from note date (Lvl x) "Settlement date xx is after the Note date which is xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23432020	xx	Unavailable	Not Applicable	65.716%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,564.98	xx/xx/xxxx	Financial Hardship
The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with MERS as nominee forxx, xx, which was recorded on xx in the amount of xx
The chain of assignment has not been completed. The current assignment is with xx, xx, which was recorded on xx However, it should have been with xx.
Active liens and judgments are as xx
There is a civil judgment against the borrower xx, xx, which was recorded on xx in the amount of xx
Except above civil judgment all other liens and judgment are not against the borrowers AxxHowever, it were not considered.
The county x installment taxes of the year xxxx-xxxx has been paid in the amount of $x,xxx.xx
The county x installment taxes of the year xxxx-xxxx has been paid in the amount of $x,xxx.xx
No prior year's delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date for payment on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/x/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:According to the servicing comments, the loan is currently performing.
Review of the payment history as ofxx/xx/xxxx shows that the borrower is current with the loan and the next due date for payment on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/x/xxxx. The current UPB reflected as per the payment history is in the amount of xx
Reason for default is curtailment of xxome.
The servicing comment dated xx/x/xxxx reflects that the subject property is owner-occupied.
The BPO report datedxx/xx/xxxx located at (xx) shows that the subject property is owner-occupied. Its “As-Is-Price” is xx
In addition, the locators for servicing comments are as follows:
xx
Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx	This modification agreement was made on x/xxxxxx between the borrower’s xx.
The new modified prxxipal balance as per modification is in the amount of xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity date as per modification is xx The interest bearing amount is xx This loan was modified twice.
The prior modification was done on xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 8 (Days) |----| Comment: The application date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - One Year WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Prxxipal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1564.98   Variance: $-1564.98   Variance %: -100.00000%   Comment: The deferred prxxipal per payment history is $0.00   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 2/1/2011   Tape Value: 3/1/2011   Variance: -28 (Days)   Variance %:    Comment: There is interest only period in Note.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx, xx   Tape Value: xx, xx   Variance:    Variance %:    Comment: The Lender Name is xx, xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 100.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 614   Variance: -134   Variance %: -21.82410%   Comment: Modification stated term is 480.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1924.30   Tape Value: $1911.31   Variance: $12.99   Variance %: 0.67963%   Comment: The original stated P&I as per Note is $1,924.30.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111212111111111111111110   Tape Value: 001000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 012321200122.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011111111111111111212111   Tape Value: 000000000000000000010100   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as 221002123210.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $5063.44   Tape Value: $44.14   Variance: $5019.30   Variance %: 11371.31853%   Comment: The post close total debts per 1003 is $5,063.44   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/1/2057   Tape Value: 2/1/2036   Variance: 7730 (Days)   Variance %:    Comment: stated maturity date is 4/1/2057.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: The subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: $64900.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 614 Tape Value: 480 Variance: 134 Variance %: 27.91666% Comment: the total term xxluding mod extensitons is 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Fail, Loan Data: x.xx, Comparison Data: x.xxx% and Variance: -x.xxx%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx (Lvl x)     "As per application the total monthly xxome of borrower is $x,xxx.xx and total monthly expenses is $x,xxx.xx. Hence DTI is > xx."
* Final TIL Missing or Not Executed (Lvl x)     "The Final Truth In Lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in  xx. However, the following disclosures are missing from the loan file:
x. Impound Account Disclosure.
x. Cosigner Notice.
x. Private Mortgage Insurance Disclosure.
x. Earthquake Disclosure forCondominiums.
x. Hazard Insurance Disclosure.
x. Insurer RecommendationDisclosure.
x. CA Fair Lending Notice.
x. Anti-Tying Disclosure.
x. Privacy Notice.
xx. Notice of Right to Copy of Appraisal.
xx. Application for Credit-Married Persons.
xx. Fair Debt Collection Notice.
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Note, the origination date is xx however, as per HUD-x, the settlement date is xx		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8647307	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$556.76	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx with MERS as nominee forxx The chain of assignment has not been completed. The current assignment is with xx, xx, which wasxx/xx/xxxx. However, it should have been with xx. No active liens and judgment have been found. The annual county taxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	Review of the payment history as ofxx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/x/xxxx.The last payment was received on x/x/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
Review of the payment history as ofxx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/x/xxxx.The last payment was received on x/x/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx.  The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Reason for default is unable to be determined.
The comment dated xx/x/xxxx shows that the subject property is owner-occupied.
The BPO report datedxx/xx/xxxx located axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The motion for relief was filed on x/x/xxxx. The case was discharged on x/x/xxxx and terminated on x/x/xxxx.	This loan modification agreement was made between borrowexx The unpaid prxxipal balance was xx with the interest rate of x.xxx %. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx The maturity is xx The prior modification was done on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report	Field: Age of Loan Loan Value: 157 Tape Value: 156 |---| 1 |----| 0.64102% Comment: Age of loan is 157. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 400 (Days)   Variance %:    Comment: Final application date should bexx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy was discharged.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: 1/1/2015   Variance: -13 (Days)   Variance %:    Comment: Doc date of last modification was xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx   Tape Value:  xxACE   Variance:    Variance %:    Comment: Mailing address street is  xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 586   Variance: -106   Variance %: -18.08873%   Comment: Modification stated term is 480 however tape data shows it is 586   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011323343323332211111   Tape Value: 211000000000000000000000   Variance:    Variance %:    Comment: Payment history string is different from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111112233323343323110000   Tape Value: 000000000000000000010112   Variance:    Variance %:    Comment: Payment history string reversed is different from the tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: Unavailable   Tape Value: $45.69   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prxxipal Balance Stated in Mod   Loan Value: $123844.67   Tape Value: $123844.76   Variance: $-0.09   Variance %: -0.00007%   Comment: Prxxipal balance stated in mod is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 1/1/2055   Tape Value: 3/1/2036   Variance: 6880 (Days)   Variance %:    Comment: Stated maturity date is 1/1/2055 however tape data shows it is 3/1/2036.   Tape Source: Initial   Tape Type:
																					Field: Total Term xxluding Mod. Extensions Loan Value: 586 Tape Value: 480 Variance: 106 Variance %: 22.08333% Comment: Total term xxluding mod extension is 360 however tape data shows it is 480 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl x) "Final application is missing from the loan file." * Cash out purchase (Lvl x) "Purpose of transaction is Purchase; however, as per HUD-x, there is cash to $xx.xx. There is no earnest money to deduct from it." * Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60591845	xx	Unavailable	Not Applicable	33.807%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$15,717.29	5.000%	$929.39	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx with instrument # xx-xx in the amount of $ xx with MERS as nominee for xx, xx.
The chain of assignment of mortgage is xxomplete.  It was last assigned to “xx, xx”.  However, there is no assignment to “xx xx” has been found.
There are no active judgments or liens found.
The combined annual taxes of xxxx, xxxx and xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received xx/xx/xxxx. The payment was applied to the due date of xx/x/xxxx and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Collections Comments:Loan Status: The loan is in collections and the next payment due date is xx/x/xxxx. The last payment was scheduled forxx/xx/xxxx. The notice of intent to accelerate the loan was expired on xx/xx/xxxx
Modification: As per servicing comment dated xx/xx/xxxx, the borrower was recently denied for the loan modification review.
RFD: it is due to loss of xxome and illness of the borrower. However, the borrower intends to keep the property.
No evidence of foreclosure activity has been found.
The BPO report datedxx/xx/xxxx indicates no damage to the subject property and has been occupied.  The property was valued in the amount of $xxx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-x with thxx	The modification agreement was made between Lender xx and xx of which the amount of xx has been deferred. The interest at the fixed rate of x.xx% would be charged on the interest bearing prxxipal balance in the amount of xx from xx/x/xxxx. The new maturity date will be xx	Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: 152 Tape Value: 156 |---| -4 |----| -2.56410% Comment: The age of loan is 152 months Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 5 (Days)   Variance %:    Comment: The application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy onxx/xx/xxxxX which is Post-Loan Origination as the subject loan closed on 12/5/2012.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 3/1/2016   Tape Value: 4/1/2016   Variance: -31 (Days)   Variance %:    Comment: The interest only expiration dtae is 3/1/2016   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:  xx, xx.,Axx   Tape Value:  xx, xx., A California Company   Variance:    Variance %:    Comment: The note reflects the lender name is  xx, xx.,Axx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 547   Variance: -67   Variance %: -12.24862%   Comment: As per modification stated terms are 547 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1461.86   Tape Value: $1041.67   Variance: $420.19   Variance %: 40.33811%   Comment: The Note reflects the Original Stated P&I as $141.86   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 212000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 221110012001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000020212   Variance:    Variance %:    Comment: The Payment History String reversed is 100210011122   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1985.73   Tape Value: $34.70   Variance: $1951.03   Variance %: 5622.56484%   Comment: THE TOTAL DEBT AS PER APPLICATION IS $1986.73   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2051   Tape Value: 3/1/2036   Variance: 5692 (Days)   Variance %:    Comment: AS per note state dmaturity date is 10/1/20151   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 547 Tape Value: 480 Variance: 67 Variance %: 13.95833% Comment: The total terms xxluding modification are 360 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "As per Note and final HUD-x, closing date is xx/xx/xxxx. However, ROR shows transaction date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94337706	xx	560	565	38.858%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$562.62	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with MERS as nominee for xx, anxx. The chain of assignment is xxomplete as the current assignment is with xx, xx. However, the current assignee should be xx. There is a junior mortgage in the amount of xx which was recorded on xx in favor of MERS as nominee for xx, anxx. No active judgments or liens have been found. x installment of xxxx county taxes is due in the amount of $xxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/x/xxxx in the amount of $x,xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx/x/xxxx in the amount of $x,xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. The debtorsxx had filed the bankruptcy under chapter x withxx. As per debtor’s statement of intention dated xx/xx/xxxx, the debtor wants to wish to retain the subject property by maxxmonthly payments. No evidence of foreclosure has been found. As per comment, the reason for default is curtailment of xxome and death in their family. The comment also supports that the borrower wants to keep the subject property. As per collection comment, the subject property is owner occupied with no visible damages or repairs. As per latest BPO dated xx/xx/xxxx, the subject property is owner occupied with good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtorsxx	The loan modification agreement was made between xxwith a new prxxipal balance of xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx/x/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Application Date (Baseline script version) Loan Value: xx/xx/xxxx Tape Value: 12/6/2005 |---| 10 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: xx - 6 month xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Balloon Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Balloon Indicator, data provided is No however audit value is   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy, data provided is No however audit value is Yes.   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 1/1/2016   Tape Value: 2/1/2016   Variance: -31 (Days)   Variance %:    Comment: Interest only expiration date ,data provided is 2/1/2016 however audit value is 1/1/2016   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization Typer, data provided is ARM however audit value is Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 6/1/2010   Tape Value: 7/1/2010   Variance: -30 (Days)   Variance %:    Comment: Mod First payment date is 7/1/2010, data provided is 7/1/2010 however audit value is 6/1/2010.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 474   Tape Value: 526   Variance: -52   Variance %: -9.88593%   Comment: Modification Stated Term, data provided is 526 however audit value is 474.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1093.51   Tape Value: $925.00   Variance: $168.51   Variance %: 18.21729%   Comment: Original stated P&I, data provided is $925,00 however audit value is $1,093.51   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001122310011222231223230   Tape Value: 012000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 032322132222110013221100   Tape Value: 000000000000000000020210   Variance:    Variance %:    Comment: Payment History string reversed, data provided is 00000000000000000000000 however audit vlue is 000000000011   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1860.64   Tape Value: $40.28   Variance: $1820.36   Variance %: 4519.26514%   Comment: Post close Total debts per 1003, data provided is $40.28 however audit value is $1,860.64   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: 6_month_advance_int_prepaid_excess_of_20%_of_OPB   Tape Value: 6_mos_int_on_OPB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/1/2049   Tape Value: 1/1/2036   Variance: 5053 (Days)   Variance %:    Comment: Stated Maturity date , data provided is 1/1/2036 however audit value is 11/1/2049   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: $44400.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 526 Tape Value: 473 Variance: 53 Variance %: 11.20507% Comment: Total term xxluding Mod.extensions, datya provided is 473 however auit value is 526. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is fail. Loan data is x.xxx% and comparison data is x.xxx%. Hence, the variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34530851	xx	Unavailable	Not Applicable	42.354%	First	Final policy	Not Applicable	x	xx	xx	$34,188.19	4.250%	$1,267.21	xx/xx/xxxx	Financial Hardship	The updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx with lender MERS as nominee for xx xx and recorded on x/x/x. The chain of assignment has not been completed, no assignment has been found.
There is one junior mortgage originated on xx and recorded on xx for the amount of xx with lender MERS as nominee for  xx xx and the borrowerxx
No active liens and judgments found against the borrower.
Annual taxes of county, utility and other of xxxx-xxxx are paid in the total amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxx the borrower is delinquent for x month & next due date is xx/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI) which was applied to xx/x/xxxx.The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The latest UPB is reflected in payment history in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/xxxx the borrower is delinquent for x month & next due date is xx/xx/xxxx.The last payment was received on xx in the amount of $xxxx.xx(PITI) which was applied to xx/x/xxxx.The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The latest UPB is reflected in payment history in the amount of $xxx,xxx.xx.
The loan has modified sxxe the origination. The modification agreement was made between the lender  xx xx and the borrowerxx
No comments have been found regarding the foreclosure.
The debtor xx
The reason for default according to the servicing comments dated xx/xx/xxxx is excessive obligation.
The review of servicing comments shows the subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Thexx	The modification agreement was made between the lender xx xx and the borrower xx
The amount of xx of the new prxxipal balance shall be deferred balance and the xx is the interest bearing amount.
The monthly P&I is $xxxx.xx with an interest rate of x.xxx%. The first payment was due on xx and the maturity date is x/x/xxxx. The modification does not contain balloon payment. There is no prxxipal forgiven.
Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 2/6/2006 |---| 21 (Days) |----| Comment: Application Date isxx/xx/xxxx. However, tape data shows 2/6/2006. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per pacer, there is bankruptcy. However, tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment: THe doc date of last modification is xx however tape reflects as 10/1/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 3/1/2016   Tape Value: 4/1/2016   Variance: -31 (Days)   Variance %:    Comment: Interest only expiration date is 3/1/2016. However, tape data shows 4/1/2016.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 618   Variance: -138   Variance %: -22.33009%   Comment: As per pacer, there is bankruptcy. However, tape data shows No.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2251.26   Tape Value: $1604.17   Variance: $647.09   Variance %: 40.33799%   Comment: The original P&I per note is $2251.26 .   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110101100000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is 100000000000. However, tape data shows 0000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000001101011   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment HIstory String is 00000000001. However, tape data shows 000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $4385.74   Tape Value: $48.75   Variance: $4336.99   Variance %: 8896.38974%   Comment: Post- Close Total Debts per 1003 is $4,385.74. However, tape data shows $48.75.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/1/2057   Tape Value: 3/1/2036   Variance: 7854 (Days)   Variance %:    Comment: Stated Maturity Date is 9/1/2057. However, tape data shows 3/1/2036.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject Property Type is PUD. However, tape data shows Single Family.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 618 Tape Value: 480 Variance: 138 Variance %: 28.75000% Comment: Total Term xxluding mod. extension is 360. However, tape data shows 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the  xx. The below disclosure is missing from the loan file.
x.Choice of Settlement Agent Disclosure.
																									x.List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78832635	xx	Unavailable	Not Applicable	54.382%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$316.91	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with MERS as xx, which was recorded on xx with instrument# xx in the amount of $ xx
The chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx However, the assignment should have been with xx.
There is a Notice of Assessment Lien against the subject property in the favor of  xx, in the total amount of $x,xxx  which was recorded on xx and xx/xx/xxxx.
There is civil judgment against Rick Lee Blythe in the favor of xx, in the amount of $xxx.xx which was recorded on xx
The combined x installment taxes has been due in the amount of $xx.xx.
No delinquent taxes have been found.
Review of the payment history as ofxx/xx/xxxx shows that the borrower is current with the loan and the next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:According to the servicing comments, the borrower is current with the loan.
Review of the payment history as ofxx/xx/xxxx shows that the borrower is current with the loan and the next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Reason for default is unable to be determined.
No evidences have been found in the latest xx months of servicing comments regarding the occupancy and damages.

The BPO report datedxx/xx/xxxx located at xxshows that the subject property is owner-occupied. Its “As-Is-Price” is $xx,xxx.xx.
In addition, the locators for the comment history are as follows:
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowexx	The modification agreement was made on x/x/xxxx betweenxxe and xx.
The new modified prxxipal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is x/x/xxxx.
This loan was modified once.
Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| 8 (Days) |----| Comment: As per application date isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx/xx/xxxx which is Post-Loan Origination as the subject loan closed on xx    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value:  xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 580   Variance: -100   Variance %: -17.24137%   Comment: The Modification reflects modification stated term are 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000012101000000000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000000011.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000101210000000   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: The Payment History String reversed is 110000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1339.17   Tape Value: $54.38   Variance: $1284.79   Variance %: 2362.61493%   Comment: The post-close total debts per 1003 is $1339.17   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/1/2054   Tape Value: 3/1/2036   Variance: 6696 (Days)   Variance %:    Comment: As per note stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 580 Tape Value: 480 Variance: 100 Variance %: 20.83333% Comment: As per modification total term xxluding Modification extensions are 580 months. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional. As per appraisal report, the LTV is xx The tape data does not show LTV but it is reflecting lender requires PMI. However, the PMI is missing from the loan file."	* Cash out purchase (Lvl x) "The purpose of transaction is Purchase. As per HUD-x, there is cash to in the amount of xx after deducting earnest money $xxx.xx."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Indiana license validation test.
xxequires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under thexx(xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The xx and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Indiana license validation test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Indiana. The following state disclosures are missing from the loan file:
x. Hazard Insurance Disclosure.
x. Federal Consumer Credit Protection Act Disclosure.
																									x. Insurance Freedom of Choice Disclosure."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90087391	xx	Unavailable	Not Applicable	59.470%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.875%	$681.11	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx with instrument# xx in the amount of xx in favor of MERS as nominee for xx x

There is one junior mortgage open against the borrower in the amount of xx

xxxx county x taxes due in the amount of $xxxx.xx and due Date isxx/xx/xxxx.

No prior years delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid prxxipal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Loan currently is in performing. Provided payment history as ofxx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of $xx,xxx.xx.
The loan modification agreement was made between borrowerxxwith fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/x/xxxx till the maturity date of x/x/xxxx.
The Payment History dated as ofxx/xx/xxxx the delinquency has been done for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid prxxipal balance is in the amount of $xx,xxx.xx. Payment history is available from xx/x/xxxx xx xx however it is missing from x/x/xxxx toxx/xx/xxxx as we required latest xx months complete payment x
According to the PACER, the borrower had filed the bankruptcy under chapter-xx with cxxand the plan was confirmed on x/x/xxxx. MFR file onxx/xx/xxxx. POC filed xx and POC amount xx Status was approved amount of arrearage xx Debtor's employer shall pay to the trustee the sum of $x,xxx.xx monthly for xx months. Bankruptcy was dismissed on xx/x/xxxx and terminated on xx/xx/xxxx.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter-xx with case # xx-xxxxx on x/x/xxxx and the plan was confirmed on x/x/xxxx. MFR file onxx/xx/xxxx. POC filed x/x/xxxx and POC amount $xxx,xxx.xx. Status was approved amount of arrearage $xx,xxx.xx. Debtor's employer shall pay to the trustee the sum of $x,xxx.xx monthly for xx months. Bankruptcy was dismissed on xx/x/xxxx and terminated on xx/xx/xxxx.	The loan modification agreement was made between borrowexxwith fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx	Credit Report Missing Dicsloures	Field: Age of Loan Loan Value: 154 Tape Value: 155 |---| -1 |----| -0.64516% Comment: As per tape data age of loan is 155, however according to collection comment it is 154. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: 56 (Days)   Variance %:    Comment: As per tape data application date (baseline script version) is xx/xx/xxxx, however according to collection comment it isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data bankruptcy (post-loan origination) is no, however according to collection comment it is yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/1/2007   Tape Value: 1/1/2008   Variance: -31 (Days)   Variance %:    Comment: As per tape data doc date of last modification is 1/1/2008, however according to collection comment it is 12/1/2007.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx  Tape Value:  xx   Variance:    Variance %:    Comment: As per tape data mailing Address Street is  xx, however according to collection comment it isxx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 340   Tape Value: 360   Variance: -20   Variance %: -5.55555%   Comment: As per tape data modification stated term is 360, however according to collection comment it is 340.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111110000111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per tape data payment history string is 011000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111000011111111111111111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per tape data payment history string reversed is 000000000110.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2162.34   Tape Value: $41.54   Variance: $2120.80   Variance %: 5105.44053%   Comment: As per tape data post-close total debts per 1003 is $41.54, however according to collection comment it is $2,162.34.   Tape Source: Initial   Tape Type:
																					Field: Total Term xxluding Mod. Extensions Loan Value: 360 Tape Value: 340 Variance: 20 Variance %: 5.88235% Comment: As per tape data total term xxluding mod. extensions is 340, however according to collection comment it is 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57562510	xx	Unavailable	Not Applicable	44.648%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx which was recorded on xx with MERS as nominee for xx, xx.
The chain of assignment is not complete. The current assignee of mortgage is with xx. However, it should be with xx xx.
There are no active judgments and liens.
Annual county taxes for the year of xxxx-xxxx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx
The debtor xxThe schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The debtor was discharged on xx and the case was terminated on xx/xx/xxxx.
According to the latest BPO the subject property is in average condition.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 157 Tape Value: 155 |---| 2 |----| 1.29032% Comment: The age of loan 157. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 17 (Days)   Variance %:    Comment: As per Final application the application date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As perxx
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination 87.805% and the Lender did not require MI according to the appraisal report.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:  xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 122112111000000000000000   Tape Value: 111000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mm000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000111211221   Tape Value: 000000000000000000010111   Variance:    Variance %:    Comment: The Payment History String reversed is 0000000000mm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003 Loan Value: $3816.20 Tape Value: $44.65 Variance: $3771.55 Variance %: 8446.92049% Comment: The Post- Close Total Debts per 1003 is $3,816.20. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -$xxx.xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey state. The following state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.The unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82314310	xx	Unavailable	Not Applicable	41.300%	First	Final policy	Not Applicable	x	xx	xx	$59,911.62	4.000%	$584.25	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the mortgage was originated on xx with MERS as nominee for xx which was recorded on xx
The chain of assignment is xxomplete. Currently, the mortgage assignment is with xx. It should be with xx xx.
No active judgments or liens have been found.
First county taxes of xxxx have been paid in the amount of $x,xxx.xx.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx and modification deferred balance remained in the amount of xx
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on x/x/xxxx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently performing.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid prxxipal balance is in the amount of xx and modification deferred balance remained in the amount of $xx,xxx.xx.
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid prxxipal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on x/x/xxxx.
According to the PACER, xxSchedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remain as $xxx,xxx.xx. POC was filed by xx, xx on xx/xx/xxxx, in the secured claim amount xx and an arrearage in the amount of $x,xxx.xx. Amended chapter xx plan was filed on x/x/xxxx. Plan was confirmed onxx/xx/xxxx. This case was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.
No foreclosure proceedings has been found.
According to collection comment datedxx/xx/xxxx, the borrower said need to do repairs to the property. No damage amount or estimated repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER,xx	The loan modification agreement was made between borrower and xx on x/x/xxxx with the new modified unpaid prxxipal balance is xx From UPB, the prxxipal balance was deferred in the amount of xx The interest bearing amount was xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Report Missing Required Disclosures	Field: Age of Loan Loan Value: 157 Tape Value: 156 |---| 1 |----| 0.64102% Comment: N/A Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: 3/6/2006   Tape Value: 2/2/2006   Variance: 32 (Days)   Variance %:    Comment: Reviewer used application information provided   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - 6 month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Evidence of bankruptcy after loan origination   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Note is ARM   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: PO BOX 43352   Variance:    Variance %:    Comment: As per application.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx-0000   Tape Value: xx-0000   Variance:    Variance %:    Comment: As per application.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 623   Variance: -143   Variance %: -22.95345%   Comment: Original mod terms were used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 433000000000000000000000   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000030334   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3304.01   Tape Value: $41.54   Variance: $3262.47   Variance %: 7853.80356%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: 30 Days   Variance:    Variance %:    Comment: Captured as per Note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: 3/1/2036   Variance: 8007 (Days)   Variance %:    Comment: Original note maturity date was used   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 623 Tape Value: 480 Variance: 143 Variance %: 29.79166% Comment: Original mod terms were used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13647512	xx	Unavailable	Not Applicable	40.388%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$37,043.70	4.625%	$936.33	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx The chain of the assignment has been not completed. The current assignment is with xx. The first and second installments of town taxes are paid in the amount of $xxxx.xx and $xxxx.xx respectively. The current ownership is vested in the name of xx (borrower).	Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower is current with the loan. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The review of comment history shows that the loan is performing. According to comment history dated xx/xx/xxxx the skip trace is started. The current occupancy details have been not found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx
The POC was filed on x/x/xxxx, the amount of claim is xx and amount of arrearage is xx The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xxx,xxx and the value of property is $xxx,xxx out of which $xxx,xxx is unsecured.
There is no any evidence of cram down.

The loan modification agreement was made between borrower and lender on xx with a new prxxipal balance of xx with rate of x.xxx %. The borrower promised to pay monthly P&I payment in the amount of xx beginning on x/x/xxxx till the maturity date of xx The interest bearing amount was xx Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: 160 Tape Value: 159 |---| 1 |----| 0.62893% Comment: The age of loan is 160. However the tape shows that it is 159. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 68 (Days)   Variance %:    Comment: The application date isxx/xx/xxxx. However the tape shows that it isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is an evidence of bankruptcy has been found.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 579   Variance: -99   Variance %: -17.09844%   Comment: Modification stated term is 480 however tape data shows it is 579.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 022211101010011100000110   Tape Value: 001000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 1001000110100. However the tape shows that it is 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011000001110010101112220   Tape Value: 000000000000000000010100   Variance:    Variance %:    Comment: Payment history string reversed is 0010001101001. However the tape shows that it is 000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $3029.08   Tape Value: $44.22   Variance: $2984.86   Variance %: 6750.02261%   Comment: The total debt is $3029.08. However the tape shows that it is $44.22.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: $221608.00   Tape Value: $240489.00   Variance: $-18881.00   Variance %: -7.85108%   Comment: The sales price as per hUD-1 is $221,608.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/1/2054   Tape Value: 12/1/2035   Variance: 6665 (Days)   Variance %:    Comment: Stated maturity date is different from tape data.   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 579 Tape Value: 480 Variance: 99 Variance %: 20.62500% Comment: Totle term xxluding mod extensions is 579 however tape data shows it is 480. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			614	Not Applicable
75920150	xx	Unavailable	Not Applicable	47.992%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$592.10	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx/xx/xxxx shows the mortgage was originated on xx with xx (borrower) and (lender) Mortgage xx xx, in the amount of xxThe subject mortgage was recorded on xx with the instrument # xx The chain of the assignment has been not completed. The current assignment is with xx. There are two civil judgments in the amount of xx and $x,xxx.xx in favor of xx and xx respectively.
The two hospital liens are also found against the borrower in the amount of $xxxx and $xxx in favor ofxx
The first and second installments of county taxes for the year xxxx have been paid in the amount of $xxx.xx each respectively. The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from one month and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

Collections Comments:The review of comment history shows that the borrower is delinquent from one month and the loan is in collection. According to comment history datedxx/xx/xxxx the borrower's prior reason for default is the disability of his wife.
The comment history dated x/x/xxxx states that the property has been occupied.
No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx
The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx
The modification agreement was done on xx/xx/xxxx, between the (borrower)xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid prxxiple balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x% with the modified P&I of $xxx.xx for first five years, with the rate of interest of x%, P&I of $xxx.xx for one year and with the rate of interest of x.xxx% for xxx months.
The first payment date was due on xx/x/xxxx and the new maturity date is xx/x/xxxx.
There is no deferred balance has been stated.

Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value:xx/xx/xxxx Tape Value: 3/4/2006 |---| 26 (Days) |----| Comment: The application date isxx/xx/xxxx. However the tape shows that it is 3/4/2006. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The prior bankruptcy was found.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address street is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 300   Tape Value: 353   Variance: -53   Variance %: -15.01416%   Comment: The stated term as per modification is 300. However the tape shows that it is 353.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000111111010000111011100   Tape Value: 011000000000000000000000   Variance:    Variance %:    Comment: The pay history string is 00000000001. However the tape shows that it is 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001110111000010111111000   Tape Value: 000000000000000000010110   Variance:    Variance %:    Comment: The pay history string reversal is 00000000001. However the tape shows that it is 000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2218.30   Tape Value: $31.27   Variance: $2187.03   Variance %: 6994.01982%   Comment: The post close debt is $2218.30. However the tape shows that it is $31.27.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property address street is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The purpose of transaction is Cash Out. However the tape shows that it is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/1/2035   Tape Value: 5/1/2021   Variance: 5266 (Days)   Variance %:    Comment: The stated maturity date is xx However the tape shows that it is xx   Tape Source: Initial   Tape Type:
Field: Total Term xxluding Mod. Extensions Loan Value: 353 Tape Value: 300 Variance: 53 Variance %: 17.66666% Comment: The total term xxluding mod is 353. However the tape shows that it is 300. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is $xx,xxx.xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx. The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62260299	xx	Unavailable	Not Applicable	42.734%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$28,273.53	2.000%	$461.51	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is with xx
There is a junior mortgage against the subject property is in the favor of xx.
No active liens and judgments have been found against the borrower and the property.
First and Second installment taxes for the year of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx respectively in the amount of $x,xxx.xx and $x,xxx.xx respectively.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxxxxx.xx.	Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Unable to be determined the reason for default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated in the last xx months of servicing comments.
No foreclosure activity has been found.
As per the BPO report located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx had filed bankruptcy under chapter-x with the case# xx; however, the case was discharged on xx.	This Step modification agreement was signed between the borrower Catherine Scribner and the lender xx dated xx. The Unpaid principal Balance is xx with an interest rate of xx which steps up in x steps ending at xx.
The borrower promises to pay the monthly  P&I of xx beginning from xx and the maturity is xx. The lender had deferred the amount of xx from the new principal balance. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per the note, age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case#xx-xx on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification, loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modifcation stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Mxx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxM   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The modification stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod. Exxtention is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed TILA Finance Charge Test.
This loan failed TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$x,xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$x,xxx.xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  The following require state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure.
x. Carbon xx  Alarms.
x. xx  Smoke Detector Certificate."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50676272	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	5.750%	$1,111.58	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with Lender is xx
The chain of assignment has not been completed. The latest assignment is from xx.
There are x IRS  liens against the borrower xx first which was recorded on xx/xx/xxxx in the amount of $xx,xxx.xx in favor of Internal Revenue Service with xx, second which was recorded on xx/xx/xxxx in the amount of $xx,xxx.xx in favor of Internal Revenue Service with xx. and the other which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of Utah State Tax Commission with xx
There are x state tax liens against the borrower xx, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx and the other which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx.
Annual Combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	According to the payment history, the borrower has been delinquent for x months. The last payment was received onxx/xx/xxxx which was applied for x/x/xxxx in the amount of $x,xxx.xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx which was applied for x/x/xxxx in the amount of $x,xxx.xx. The borrowers xx had filed for bankruptcy under chapter-xx with the case# xx. The Joint debtors were discharged on xx and the case was terminated on xxx. The RFD is unable to be determined. The loan was modified once since origination. As per the BPO report dated xx”, the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:The file was referred to attorney onxx and the legal action was filed onxx. However no further details are found related to foreclosure.
Bankruptcy Comments:As per the review of the PACER report, the borrowers xx had filed for bankruptcy under chapter-xx with the case# xx	According to the modification, the loan was modified on xx between the borrower’s Jeffrey B. Simkins and Lynette M. Simkins and Lender Aurora Bank FSB.
The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx, beginning from xx. The maturity is xx. The interest bearing amount is xx. This loan was previously modified in xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The fc was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: According to the modification, the loan was modified on xx between the borrower’s xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The lender name is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx-xx   Tape Value: xx-xx   Variance:    Variance %:    Comment: The mailing address zip code xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: xx_month_advance_int_prepaid_exxcess_of_xx%_of_OPB   Tape Value: xx_mos_int_on_OPB   Variance:    Variance %:    Comment: The Prepayment penalty description xx months adv interest in exxcess of xx% of OPB.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property city is xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property postal code is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod exxtentions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test:Loan Data : $xxx,xxx.xx Comparison Data : $xxx,xxx.xx Variance :-$xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. However following disclosures are missing from the loan file.
x.Fee Disclosure
x.Loan Application Notice
x.Servicer Disclosure
x.Notice of Change of Terms For Open-End Consumer Credit Contract
x.Disclosure of Debtor’s xx
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90250581	xx	Unavailable	Not Applicable	36.377%	First	Final policy	Not Applicable	x	xx	xx	$46,942.44	3.875%	$578.87	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The chain of the assignment has been not completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are judgment liens in the amount of $xxxx.xx which was filed by several plaintiffs.
x. There are two IRS lien against the borrower in the amount of $xx,xxx.xx which was recorded on different dates and field by Department of the Treasury-IRS.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Comment history is available from x/x/xxxx to xx/xx/xxxx and from x/x/xxxx tillxx/xx/xxxx. However, we required latest xx months comments history. Comments are missing from xx/x/xxxx to xx/xx/xxxx and from x/x/xxxx toxx/xx/xxxx.
Borrower wants to keep the property.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Currently loan is performing.
Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Case#xx.
The debtor was discharged on xx
POC was filed on xx with the secured claim amount of xx and the arrearage of xx
Debtor (borrower) will pay to the U.S. Trustee the sum of xx for  xx
Voluntary petition filed on xx shows that the amount of secured claim is xx and unsecured portion is xx
Motion for relief from automatic stay was filed on xx
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is xx. The maturity date is xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: LIBOR - xx month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:  xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: xx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$xx,xxx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged x.xxx% Allowed x.xxx% Over By -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$xx,xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged x.xxx% Allowed x.xxx% Over By -x.xxx%.
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date as per HUD-x is x/x/xxxx and the note date is x/x/xxxx, which is different from each other."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34352666	xx	Unavailable	Not Applicable	43.850%	First	Final policy	Not Applicable	x	xx	xx	$68,000.00	2.000%	$1,026.55	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage assignment is with xx
There are x State tax liens in the favor of different plaintiffs in the total amount of xx which was recorded on different dates.
There are x civil Judgements in the favor of different plaintiffs in the total amount of xx which was recorded on different dates.
There are x Child support Liens in the favor of County of x x. However, the amount is unavailable which was recorded on x/x/x,xx/xx/xxxx and x/x/x.
There is a credit card judgment in the favor of xx.
x installment of county jurisdiction tax of xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x installment of county jurisdiction tax of xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The Step modification agreement was signed between the borrower xx dated on xx
The Unpaid principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly  P&I of $x,xxx.xx beginning from xx The maturity date is xx The interest bearing amount is xx and the deferred balance is in the amount of xx There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under chapter-xx with the case # xx on xx and the plan was confirmed on xx The debtor was standardly discharged on xx and the case got terminated on xx The date of the last filing is xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The latest BPO report dated xx shows that the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the case # xx on xx and the plan was confirmed on xx POC was filed by xx, in the secured claim amount xx and an arrearage in the amount of $x.xx. Schedule D in a voluntary petition dated xx states, the amount of claim without deducting the value of the collateral was xx and value of the collateral that supports for this claim was xx However, the unsecured portion remained as xx The debtor was standardly discharged on xx and the case got terminated on xx The date of the last filing is xx	This Step modification agreement was signed between the borrower Jose Carlos Mendez and the lender Aurora Loan Services, LLC dated on xx.
The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is dated on xx. The interest bearing amount is xx and the deferred balance is in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: LIBOR - xx month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is step modification.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per application, mailing address xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification terms are xx months.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: xxmos_interest_of_xx%   Tape Value: xx_mos_int_on_OPB   Variance:    Variance %:    Comment: Prepayment penalty description is xx months interest of xx% of OPB within xxyear.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note, property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total terms including modification exxtensions are xx months Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 attachment is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure document is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Impound Account Disclosure.
x. Cosigner Notice.
x. Private Mortgage Insurance Disclosure.
x. Hazard Insurance Disclosure.
x. Insurer RecommendationDisclosure.
x. Anti-Tying Disclosure.
x. Privacy Notice.
x. Notice of Right to Copy of Appraisal.
x. Application for Credit-Married Persons.
xx. Fair Debt Collection Notice.
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure document is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD, settlement date is x/x/xxxx which is not aligned with the note date x/x/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12862602	xx	Unavailable	Not Applicable	52.361%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$12,775.70	4.000%	$1,161.68	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xx. However, the current assignee should be xx. There is a state tax lien in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of x/x/xxxx. The next due date is xx/xx/xxxx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of $xxxx.xx that was applied for the due date of x/x/xxxx. The next due date is xx/xx/xxxx. The loan modification agreement was made between xx. The first modified payment is still due for xx and the new maturity date will be xx The new Modified Unpaid Principal Balance is $ xx and deferred balance is in the amount of xx .The modification rate would be x.xxx % and modified P&I is $x,xxx.xx. The debtors xx had filed the bankruptcy under chapter xx with case#xx The debtors were discharged on xx The bankruptcy was terminated on xx The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per chapter xx plan dated xx the debtor shall pay $xxx.xx per month to the trustee for xx months. The plan was confirmed on xx Later, the plan was modified on xx As per xth modified chapter xx plan dated xx the plan term has been reduced from xx to xx terms. The MFR was filed on xx/xx/xxxx. No evidence of foreclosure has been found. As per collection comment, the reason for default is unemployment. The borrower wants to keep the subject property. As per comment dated xx/xx/xxxx, the borrower called to agency to report claim for COL wind. As per comment, the property was damage on xx As per comment dated xx/xx/xxxx, a check# xx in amount of $xxxx.xx was received on xx/xx/xxxx which was issued on xx/xx/xxxx and payable to x x. As per comment dated xx/xx/xxxx, the borrower was also confirmed that he received the check. The exact amount of damage is not given in the comments. No further comments have been found whether the repair has been done or not. As per comment, the subject property is owner occupied. However, the latest BPO report dated xx/xx/xxxx, the subject is owner occupied with no visible damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx had filed the bankruptcy under chapter xx with case#xx on xx The debtors were discharged on xx The bankruptcy was terminated on xx The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month to the trustee for xx months. The plan was confirmed on xx/xx/xxxx. Later, the plan was modified on xx/x/xxxx. As per xth modified chapter xx plan dated xx the plan term has been reduced from xx to xx terms. The MFR was filed on xx/xx/xxxx. The amended POC was filed on xx with POC amount of xx and amount of arrearage is xx	The loan modification agreement was made between Donald Brooks and xx on xx. The first modified payment is still due for xx and the new maturity date will be xx. The new Modified Unpaid Principal Balance is $ xx and deferred balance is in the amount of xx .The modification rate would be xx and modified P&I is xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx however the tape data shows xx. Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only epiration date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Lender Paid MI ? however the tape data shows NO.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization is ARM,   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing Address street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: original Stated P&I xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Closer total debts per xx are xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing Address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx and tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including nod. reversed is xx however the tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* xx  FHA or xx  missing and required (Lvl x)     "This is a conventional loan with LTV of xx%; however, xx  cert is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41586085	xx	683	687	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$49,678.84	4.125%	$635.21	xx/xx/xxxx	Financial Hardship	Review of updated report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx
Active Judgments and Liens;
 x) One child support lien found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $x which is in the favor of xx.
 Property Tax Status;
x) Annual town taxes for the year of xxxx are due for the amount of $xxx.xx till the due date ofxx/xx/xxxx.
 x) Annual county taxes for the year of xxxx are due for the amount of $xxx.xx till the due date of xx/xx/xxxx.
 x) Annual school taxes for the year of xxxx/xxxx  have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) Annual combined taxes for the year of xxxx are scheduled for sale with the good through date of xx/xx/xxxx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx
Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx
The borrower agree to pay the UPB of xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx The UPB that has been amortized is xx as an interest bearing amount.
Foreclosure was initiated in the loan and file was referred to attorney on xx The available document of  mortgage foreclosure located at xx shows that the foreclosure complaint was filed on xx The notice of sheriff's sale document located at xx shows that the foreclosure sale date was scheduled for xx however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower xx had filed bankruptcy under chapter xx with case#xx. The plan was confirmed on xx The plan was later discharged on xx & was fully terminated on xx/xx/xxxx.
Latest available BPO report dated xx/xx/xxxx located at (xx) shows that the subject property is owner occupant and is in average condition with no visible damages or needed repairs.
Foreclosure Comments:Foreclosure was initiated in the loan and file was referred to attorney on xx The available document of  mortgage foreclosure located at xx shows that the foreclosure complaint was filed on xx The notice of sheriff's sale document located at xx shows that the foreclosure sale date was scheduled for xx however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx No more further information regarding foreclosure activity is available.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx. The plan was confirmed on xx The plan was later discharged on xx & was fully terminated on xx
The creditor had filed POC on xx in the claim amount of xx with arrearage in the amount of xx
Schedule D under voluntary petition filed on xx shows value of property is xx amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx	Loan Modification agreement was made between borrower “Seth Natter & Khyla Natter” and lender “Nationstar Mortgage, LLC.” on effective date xx.
The borrower agree to pay the UPB of xx with interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx. The UPB that has been amortized is xx as an interest bearing amount.
Credit Application	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: actual data and tape data difference Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: po boxx xx   Variance:    Variance %:    Comment: No mailing address listed on application.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Genworth   Tape Value: xx   Variance:    Variance %:    Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Missing payment history for Feb, Mar and Apr xx. Inferred no payments made since Jan xx -   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Missing payment history for Feb, Mar and Apr xx. Inferred no payments made since Jan xx -   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Per most recent modification maturity date reflects xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Origination note reflects xx months and modification reflects xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl x) "Final application is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72918258	xx	678	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$461.10	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx.
There is a notice of lien pursuant to title xx, United States Code, Section xxxx(c), a fine imposed pursuant to the provisions of subchapter C of chapter xxx against xx in the favor of department of justice for the amount of xx.
There are x civil judgment against the borrower in favor of xx, a Corporation in the amount of $x,x and the other in favor of xx in the amount of $x,xxx.xx. It was again amended on x/x/x.
Annual combined taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history, the borrower has been current with the loan and next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xx,xxx.xx. The P&I is $xxx.xx and PITI is $xxx.xx.

Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The borrower xx had filed bankruptcy under chapter x with the case#xx. The case was discharged on xx and the case was terminated on xx The loan was modified once since origination. The borrower was offered a trial payment plan. The trial plan was successfully completed and the loan was permanently modified. As per the BPO report dated xx located at “xx”, the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter x with the case#xx. Schedule D of the voluntary petition shows the amount of claim as xx and collateral value as xx Hence, the unsecured portion is xx The case was discharged on xx and the case was terminated on xx	This modification agreement was made between Lender xx and Borrower Serret Lazaro on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay P&I in the amount of xx monthly with a modified interest rate of xx, beginning from xx. The maturity is xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bk was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: No deferred balance in mod.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mmmxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxmmm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total Term is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan Data$xxx,xxx.xx Comparison Data$xxx,xxx.xx Variance-$xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "Loan Data$xxx,xxx.xx Comparison Data$xxx,xxx.xx Variance-$xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

Loan Data$xxx,xxx.xx Comparison Data$xxx,xxx.xx Variance-$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file.

x.Anti-xx  Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98045779	xx	650	638	57.548%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$613.82	xx/xx/xxxx	Financial Hardship
The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is xx . However the latest assignment should be with xx.

No judgment and liens were open against the borrower.

x and x installments of city taxes of the xxxx have been paid in the amount of $xxxx.xx.

No prior years delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xmonth. The last payment received on x/x/xxxx, the payment applied date was xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xmonth. The last payment received on x/x/xxxx, the payment applied date was xx/x/xxxx and the next due date for payment is x/x/xxxx. The reason for default is decreased income. The subject property has been occupied by the owner. No damages have been found.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-x with the case#xx. The POC has not been filed. However the case has been discharged on xx	According to the modification, the loan was modified on xx in between the borrower Jorge Chang Artola and Claudia Chang and lender PNC Mortgage, A Division of PNC Bank. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on xx. The maturity date reflects per modification is xx.	Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Provided application data was used Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per pacer bankruptcy status is yes; however tape reflects no.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: No deferred pricipal was stated on mod agreement   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Most recent mod terms were used   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Most recent mod terms were used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "The exception test failed due to xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test: Result: FAIL Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$x,xxx.xx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$x,xxx.xx

TILA APR Test: Result: FAIL Charged x.xxx% Allowed x.xxx%  Over By -x.xxx%

xx  License Validation Test: Result FAIL

This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$x,xxx.xx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Charged $xxx,xxx.xx Allowed $xxx,xxx.xx Over By -$x,xxx.xx

TILA APR Test: Result: FAIL Charged x.xxx% Allowed x.xxx%  Over By -x.xxx%"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing in the loan files.

																									Legal Representation Disclosure"		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70672590	xx	Unavailable	Not Applicable	32.106%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$424.87	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The chain of the assignment has been not completed.
No outstanding liens/judgments against borrower/property.
Annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Colletion comment locator xx
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property.
xx had filed bankruptcy under Chapter-xx Case#xx
The debtor was discharged on xx
Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Casexx.
The debtor was discharged onxx.
POC was filed on xx with the secured claim amount of xx and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of xx for xx months.
Voluntary petition filed on xx shows that the amount of secured claim is xx and unsecured portion is xx
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is xx and borrower promises to pay P&I in the amount of xx that start from xx with the maturity date of xx The new principal balance is xx	Affiliated Business Disclosure Credit Report	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Dismissed   Tape Value: Discharged   Variance:    Variance %:    Comment: BK is dismissed   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod terms is xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand date by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62068135	xx	726	Not Applicable	37.255%	First	Final policy	Not Applicable	x	xx	xx	$137,947.20	4.000%	$1,345.25	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage in the mortgage in the amount of xx
No judgments and liens have been found.
x, x, x, and xth installments have been paid in the total amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for x/x/xxxx.The UPB is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the PITI is $x,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for x/x/xxxx. The borrowerxx had filed bankruptcy under chapter xx with the case#xxand the plan was confirmed on xx The RFD is unable to be determined. The loan was modified once since origination. As per the BPO report dated xx located at xx the property is owner-occupied. No repairs and damages have been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx  had filed  bankruptcy under chapter xx with the case#xx  the plan was confirmed on xx The POC was filed on xx with its secured amount as xx and the arrearage amount is xx The voluntary petition scheduled D reflects the amount of claim without deducting the value of the collateral is xx and the value that supports the claim is xx and the unsecured portion is in the amount of xx
Order Confirming Chapter xx Plan.pdf
Notice of Final Cure Payment.pdf

Previous BKxx:
xx	This modification agreement was signed between the borrower xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from xx	Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per the application, the date is xx. Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the mod, the doc date of modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the note, the first pay change date is xx.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the note, the first rate change date is xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the note, the interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per the mod, the amortized term is Fixed.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Per most recent modification term stated is xx months.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note, the original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the Payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the application, the total debts are xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: AS per the hud-xx, the borrower is getting cash back more than xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Per most recent modification maturity date reflects xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Per most recent modification term stated is xx months and origination note reflects xx. Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file. However, it is not executed by the borrower."	* Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file." * Missing Required State Disclosures (Lvl x) "xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80599810	xx	Unavailable	Not Applicable	40.532%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$71,131.88	3.500%	$642.97	xx/xx/xxxx	Financial Hardship	As ofxx/xx/xxxx shows subject mortgage was originated on xx. There is a civil judgment in the amount of $x,x with xx. There is a civil judgment in the amount of $xxx.xx with xx. All taxes are paid.	The Payment History dated as ofxx/xx/xxxx reveals that the loan has been current .The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date x/x/xxxx. The current P&I is $xxx.xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments: the loan has been current .The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date x/x/xxxx.
The loan modification agreement was done between xx.
Borrower had filed bankruptcy under chapter-xx with the case#xx. POC was filed on xx in the secured claim amount xx and an arrearage in the amount of xx Debtor discharged:  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the case#xx. POC was filed on xx in the secured claim amount xx and an arrearage in the amount of xx Debtor discharged: xx	The loan modification agreement was done betweenxx Therefore the interest bearing amount is xx. The new P&I is xx and interest rate is xx. The payments begin on xx	Credit Report	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Evidence of bankruptcy after loan origination   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per MOD documents   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Most recent mod data was used   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Most recent mod data was used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45420219	xx	Unavailable	Not Applicable	36.136%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$11,858.66	3.875%	$587.40	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment is incomplete as there is break in mortgage assignment from xx
There is junior mortgage open against the property in the favor of xx
There are judgments these are as follow:
x) There is a civil judgment open against borrower in the favor of xx.
x) There is a hospital lien open against borrower in the favor of xx.
Annual county taxes of xxxx have been paid in the amount of $xxx.xx.	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.
The payment history dated x/x/xx shows payment is nest due on x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The last payment was made by borrower as per the loan modification agreement which was made on xx
Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently performing.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.
The payment history dated x/x/xx shows payment is nest due on x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, x xx had filed bankruptcy under chapter-x with the case# xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx This case discharged on xx and it was terminated on xx
No foreclosure proceedings has been found.
According to available collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, Andres xx had filed bankruptcy under chapter-x with the case# xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx This case discharged on xx and it was terminated on xx	The loan modification agreement was made between xx. The new Modified Unpaid Principal Balance is xx The Deferred Balance is in the amount of xx and the Interest Bearing amount is xx Borrower promises to pay P&I of xx monthly with a modified interest rate of	Affiliated Business Disclosure
Credit Report
Document Showing a Index Numerical Value
Initial Escrow Acct Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date (baseline scrip version is xx. Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Not in bankruptcy.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx as per note addendum.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification started term is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: original stated P&I is xx as per TIL after interest only period.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: xx_months_Adv_interest_on_prepaid_amount_>xx%_of_OPB   Tape Value: xx_mos_int_on_OPB   Variance:    Variance %:    Comment: Captured as per Note addendum.   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: xx Days   Variance:    Variance %:    Comment: Servicing lock back days is First business day of precedin.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The policy is not shown the pigiback loan.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The loan is originated in xx  however following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
xx  Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43673177	xx	Unavailable	Not Applicable	42.860%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.125%	$921.82	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx

The chain of the assignment has been completed. The latest assignment is xx. The current assignment should be with xx.

There is one junior mortgage against the subject property is in the favor of xx.

There is junior civil judgment active in the favor of xx.

xxxx-xx county annual installments of taxes have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the payment. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the loan. The borrower is maxxregular payment. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The reason for default is curtailment of income. The subject property has been occupied by the owner. No comments have been found for damages. The subject property is in good condition.
Foreclosure Comments:As per the updated title report datedxx/xx/xxxx states that the foreclosure was initiated on subject property. Unable to determine the referral date and the complaint was filed onxx/xx/xxxx. The notice of sale has been filed on x/x/xxxx. The foreclosure has been put on hold due to loss mitigation on xx
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx. The chapter xx plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $ xx and the value of the collateral is $ xx however, the unsecured portion is $ xx case has been discharged on xx and terminated on xx due to standard discharge.	According to the modification, the loan was modified on xx in between the borrowerxx. The new modified principal balance per modification is in the amount of xx. The maturity date reflects per modification is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: N/A Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: LIBOR - xx month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Evidence of bankruptcy after loan origination   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure status is yes; however tape reflects no.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per note interest only period is exxpiration date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan type is ARM   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Most revent mod data was used   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: AS per note P&I is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: xx_months_Adv_interest_on_prepaid_in_>xx%_in_any_xx_months   Tape Value: xx_mos_int_on_OPB   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: xx Days   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Most revent mod data was used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing in the loan files.
xx  Placed Insurance Notice
Notice where Escrow Account is NOT Required
Escrow Notice for Loans Sold to Out-of- State Purchases within one year
Anti-Coercion Notice
Insurance Premium Notice
Insurance Sales Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
*   Transaction date not consistent with Note and/or HUD (Lvl x)     "As per note origination date is x/x/xxxx and the ROR transaction date is x/x/xxxx; which is different from note date."
																									* Settlement date is different from note date (Lvl x) "As per note origination date is x/x/xxxx and the HUD-x settlement date isxx/xx/xxxx; which is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97860609	xx	Unavailable	Not Applicable	40.822%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$64,880.73	2.000%	$300.34	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is incomplete. Currently the mortgage assignment is with xx.
There are six state tax liens active against xx in the favor of Illinois Dept of Revenue in the total amount of $xx,xxx.xx which were recorded onxx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and x/x/x.

Tax Status:
First and second county taxes of xxxx have been paid in the total amount of $xxxx.x.
First and second county taxes of xxxx are due on x/x/xxxx & x/x/xxxx in the total amount of $xxxx.xx.	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The last payment was made by borrower as per the loan modification agreement which was made on xx
Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently performing.
As per seller tape data as of xx the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.
The payment history datedxx/xx/xxxxhows payment is nest due on x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The last payment was made by borrower as per the loan modification agreement which was made on x/x/xxxx.
According to the PACER, xx had filed bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed on xx in the secured claim amount xx and an arrearage in the amount of xx This case was discharged on xx and it was terminated on xx
No foreclosure proceedings has been found.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed on xx in the secured claim amount xx and an arrearage in the amount of xx This case was discharged on xx and it was terminated on xx	The loan modification agreement was made between borrower and xx. From UPB, the principal balance was deferred in the amount of xx The interest bearing amount was xx with step rate starting interest rate was xx and the modified P&I was xx beginning on xx The step rate was in x steps ending at rate x.xx% and P&I will be xx applicable from xx	Credit Report Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Countrywide Home Loans Inc   Tape Value: Countrywide Home Loans Inc.   Variance:    Variance %:    Comment: Captured as per Note.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property county is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total terms including modification extensions are xx. Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "The type is the conventional type. The tape reflects, the MI certificate is required. However, the MI certificate is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of service provider disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82313443	xx	636	Not Applicable	43.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx.
No active liens and judgments have been found.
The annual combined taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
According to the payment history, the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/x/xxxx. According to the payment history, the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. According to the PACER, the borrower xx had filed the bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage amount is xx As per the chapter xx plan, the debtor shall pay to the trustee $x,xxx.xx for xx months under Chapter xx. The bankruptcy was discharged on xx The date of the last filing the bankruptcy was xx The foreclosure was initiated. The file was referred to an attorney onxx/xx/xxxx. According to the PACER, the borrower xx Sr had filed the bankruptcy under chapter-xx with the case# xx on xx However, the foreclosure was placed on hold. According to the latest BPO report dated xx located at “xx, the subject property is owner-occupied and is in good condition. The subject property As-Is sales price is xx No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx According to the PACER, the borrower xx, Sr had filed the bankruptcy under chapter-xx with the case# xx on xx However, the foreclosure was placed on hold.
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter-xx with the case# xxon xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage amount is xx As per the chapter xx plan, the debtor shall pay to the trustee xx for xx months under Chapter xx. The bankruptcy was discharged on xx The date of the last filing the bankruptcy was xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Application reflects application date as xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: The application reflects the mailing Address Street as xx     Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post Close total debt per xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as xx . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following state disclosures are missing from the loan file.
x.Waiver of Borrowers Rights and Closing Attorney Affidavit.
x.Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78356003	xx	730	Not Applicable	32.075%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$63,195.20	2.000%	$694.58	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxxthe subject mortgage was xx.
The chain of assignment has not been completed , currently the assignment is with xx.
There are x civil judgments and x state tax liens against the borrower. The civil judgments are in the favor of Office of the Public Defender.
The first was recorded on xx/xx/xxxx for the amount of $xxx.xx , the second was recorded on xx/xx/xxxx for the amount of $xxxx.xx and the last was recorded on xx/xx/xxxx for the amount of $xxx.xx.
The first state tax lien was recorded on xx/xx/xxxx for the amount of $xxx.xx in the favor of xx.
The x are in the favor of Division of taxation, recorded on xx/xx/xxxx and xx/xx/xxxx for the amount of $xxxx.xx and $xxxx.xx.
The fourth was recorded on xx/xx/xxxx for the amount of $xxxx.xx in the favor of xx.
Annual combined and utility taxes of xxxx-xx are paid in the amount of $xxxx.xx. The x installment of utility taxes are delinquent for the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is $xxx.xx with an interest rate of x.xx%. The UPB is reflected in payment history in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the loan and is maxxregular payments. According to the payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is $xxx.xx with an interest rate of x.xx%. The UPB is reflected in payment history in the amount of $xxx,xxx.xx.
The loan has been modified since the origination. The modification agreement was made between the lender xx and the borrower Jose Espinal on xx the new principal balance as per mod is xx The modified rate of interest rate if x.xx% with P&I $xxx.xx.The amount of xx is the deferred balance and xx is interest bearing amount. The modification does not contain balloon payment.
No comments have been found regarding the foreclosure.
The debtorxx had filed bankruptcy under chapter xx with case#xxon xx , the plan was confirmed on xx and the case was discharged on xx and terminated on xx
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter xx with case#xx , the plan was confirmed on xx and the case was discharged on xx and terminated on xx The chapter xx was plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx monthly starting from xx for the xx months.

The step modification agreement was made between the lender xx and the borrower xx, the new principal balance as per mod is xx The first payment was due on xx and the maturity date is xx modified rate of interest rate if xx with P&I xx.The amount of xx is the deferred balance and xx is interest bearing amount. The modification does not contain balloon payment.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: actual data and tape data difference. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Final application signed xx. Initial application signed xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post origination BK xx plan - standard discharge xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: actual data and tape data difference.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Per most recent modification term stated is xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Missing payment history for the months of Mar & Apr xx. It is inferred no payments made since xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Missing payment history for the months of Mar & Apr xx. It is inferred no payments made since xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: actual data and tape data difference.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Per most recent modification reflects maturity date of xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Per most recent modification term stated is xx months and origination note reflects xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it isunderstated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)discount points which may be labeled as an origination fee."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL Loan Data $x,xxx.xx Comparison Data $x.xx Variation +$x,xxx.xx
This loan failed the xx
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43211785	xx	704	Not Applicable	23.277%	First	Final policy	Not Applicable	x	xx	xx	$8,411.89	4.000%	$406.90	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxx shows the mortgage was originated on xx
There are two civil judgments in the amount of $xx,xxx.xx and $xxxx in favor of xx and City of x x respectively. The first installments of combined taxes for the year of xxxx are paid in the amount of $xxx.xx. The second installments of combined taxes are due for the year of xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The current ownership is vested in the name of xx.
The review of the payment history shows that, the borrower is current with the loan and the next due date is for x/x/xxxx. The last payment was received on x/x/xxxx, in the amount of $xxx.xx, which was applied for x/x/xxxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

Collections Comments:The review of comment history shows that the borrower is current with the loan. The comment dated xx/xx/xxxx states that the property is occupied. No further occupancy details have been found.
According to comment history dated x/x/xxxx, the borrower is not interested in workout plan, he told that he will make the payment on Feb xx.
According to comment history dated xx/xx/xxxx, the borrower had discussed about the repayment plan.
As per the comment dated xx/xx/xxxx, the borrower's prior reason for default is permanent disability.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed on xx with the case xx The foreclosure was put on hold due to the loss mitigation plan.
No further details have been found.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter x with the Case # xx dated xx The plan was discharged on xx The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down.

The modification agreement was done on xx between the xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx
A deferred balance of xx has been stated.

Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Note document, age of the loan remaining terms xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Final application date is xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under Chapter xx with case # xx on xx and case was discharged on xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the modification stated terms xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Final Application, the back debt is given in te amount of xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification total term Including Mod. exxtention xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx  Notice of Right to Discontinue Escrow
x.Interest Rate or Discount Point Agreement
x.Conditional Qualification/Approval Disclosure
x.Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the given loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26207806	xx	624	Not Applicable	61.968%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$519.78	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx The chain of the assignment has not been completed. The last assignment is from xx. No active judgments or liens have been found against the subject property/the borrower. First installment of utilities taxes for the year of xxxx have been paid in the total amount of $xxx.xx on xx/xx/xxxx and second installment is due in the total amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the amount of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The last payment was made according to the modification agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The current legal status of the loan is performing and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the amount of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The last payment was made according to the modification agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx.
The borrower, xx had filed the bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Trustee Report of Completion of Plan Payments was filed on xx
The case was discharged on xx and was terminated on xx No foreclosure details have been found in the loan file. According to comment dated xx the house had some repair to be completed. According to BPO report located at xx dated xx the roof of the subject property needs to be repaired. The estimated amount of repair is $x,xxx.xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim.

According to BPO report located at xx dated xx the subject property is owner occupied. As-Is list price is quoted as xx
Collection comments are located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx Trustee Report of Completion of Plan Payments was filed on xx
The case was discharged on xx and was terminated on xx
This modification agreement was made between the borrower, xx. The new modified principal balance is in the amount of xx Borrower promises to pay P&I in the amount of xx with the interest rate of xx beginning from xx The stated maturity date is xx The loan was modified with three steps.	Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Updated as per final application. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Evidence of bankruptcy after loan was originated   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debts are xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated as per final Hud-xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per modification, terms are xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prohibited fees test.
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with maxxa loan.
Prohibited Fees Test: FAIL Loan Data: $xx.xx Comparison Data: $x.xx Variance:+$xx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Finance Charge Test: FAIL Loan Data: $xx,xxx.xx Comparison Data: $xx,xxx.xx Variance: -$x,xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xx,xxx.xx Comparison Data: $xx,xxx.xx Variance: -$x,xxx.xx"
* DTI > xx% (Lvl x)     "According to final loan application, total income of the borrower is $x,xxx.xx and total monthly expenses are in the amount of $x,xxx.xx. Hence, DTI is calculated as xx.xxx% which exceeds xx%."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee xx  these loans are NOT failing xx  State, orxx . There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx  Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95502043	xx	577	Not Applicable	29.136%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$15,800.00	4.000%	$231.11	xx/xx/xxxx	Change of Terms	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has not been completed. Currently, the mortgage is with xx.
There is a Civil judgment in the favor of xx in the amount of $xxx.xx which was recorded onxx/xx/xxxx.
x installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
x installment taxes for the year of xxxx have been due in the amount of $xxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. As per the review of the PACER report, the Borrower xx had filed bankruptcy under Chapter-xx bankruptcy with the xx As per the review of the PACER report, the Borrower xx had filed bankruptcy under Chapter-xx bankruptcy with the xx on xx The foreclosure was initiated and the file was referred to an attorney. The loss mitigation efforts were taken and FC was placed on hold. The borrower was offered a trial payment plan. The trial plan was successful and the loan was permanently modified on x/x/xxxx. The RFD is an excessive obligation. As per the BPO dated xx the proeprty is owner occupied which is located at xx
", the property is owner occupied. As per the comment dated xx the borrower stated that the property had damaged. The roof was damaged and a broken furnace which borrower was paying out of his pocket. The estimated cost of damages have not been mentioned. No further comments have been found stating the damages have been repaired. No latest BPO report has been found.

Update:
The current status of the loan is collection.
As per the collection comment datedxx/xx/xxxx, the RFD was illness of borrower due to Covid. Collection comment datedxx/xx/xxxx shows BWR was on a repayment plan from Aug xxxx to Dec xxxx.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney. The loss mitigation efforts were taken and FC was placed on hold.
Bankruptcy Comments:
As per the review of the PACER report, the Borrower xx had filed bankruptcy under Chapter-xx bankruptcy with the xx and the plan was confirmed on xx As per the amended chapter xx plan filed on xx the debtor shall pay the trustee xx per month for xx months. The POC was filed on xx shows the amount of secured claim as xx and arrearage amount as xx The debtor was discharged on xx and the case was terminated on xx	This loan modification agreement was made between Borrower xx. The new principal balance is xx The borrower promises to pay P&I in the amount of xx with the interest rate of xx, beginning from xx The maturity is xx There is a deferred balance is xx and the interest bearing amount is xx	Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per application, the date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Borrower Reginald Sanders had filed bankruptcy under Chapter-xx bankruptcy with the Case#xx-xx on xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification agreement the terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reverse string is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Application, the total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement, the maturity is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per original note & modification total terms are xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. As per the application, the MI fees is $140.83. Tape reflects MI certificate is required. However, the MI certificate is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl x) "IN License Validation Test: FAIL.

This loan failed the Indiana license validation test. xx
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the xx
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), xx
The Indiana xx
a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$x,xxx.xx.
TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
																									x.Insurance Freedom of Choice Disclosure"		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74184447	xx	734	Not Applicable	30.709%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$44,845.66	4.625%	$607.06	xx/xx/xxxx	Financial Hardship	Updated title report as of xx/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior "Order of Default Judgment" available in the updated title report against xx in the amount of $xx,xxx.xx in favor of xx.

x. There is an active junior "Order of Default Judgment" available in the updated title report against xx in the amount of $x,xxx.xx in favor of xx.

The x installment of Combined taxes for xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and x installment of $x,xxx.xx is currently due on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx	Collections Comments:The loan is currently in delinquency for +x month and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of xx The last payment has been made according to the loan modification agreement which was made on xx
The joint debtors xx had filed Bankruptcy under chapter-x on xx with the xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx The joint debtors intended to retain the subject property and make regular installments payments. The subject property claimed as exempt.
The Trustee had filed "Chapter x Trustee Report of No Distribution" on xx The debtors were discharged on xx The case was terminated on xx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors xx had filed Bankruptcy under chapter-x on xx with the xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx The joint debtors intended to retain the subject property and make regular installments payments. The subject property claimed as exempt.
The Trustee had filed "Chapter x Trustee Report of No Distribution" on xx The debtors were discharged on xx The case was terminated on xx
The loan was modified on xx with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Pacer   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Per HUD in the file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "xx
x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL   Charged: $xxx,xxx.xx    Allowed: $xxx,xxx.xx    Variance: -$xxx.xx

x. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL    Charged: $xxx,xxx.xx    Allowed: $xxx,xxx.xx    Variance: -$xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "x. This loan failed the TILA finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL   Charged: $xxx,xxx.xx    Allowed: $xxx,xxx.xx    Variance: -$xxx.xx

x. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL    Charged: $xxx,xxx.xx    Allowed: $xxx,xxx.xx    Variance: -$xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The transaction date of the ROR isxx/xx/xxxx wherein the original Note date isxx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46131477	xx	629	Not Applicable	34.000%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,197.22	3.875%	$298.61	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx. The Chain of the assignment has not been completed. It is missing from xx.
No active judgments or liens have been found against the borrower.
x installment of county taxes for the year of xxxx have been paid onxx/xx/xxxx in the amount of $xxx.xx.
x installment of county taxes for the year of xxxx was due onxx/xx/xxxx in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is x/x/xxxx. The last payment was received date is x/x/xxxx and it is in the amount of $xxx.xx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is x/x/xxxx.
The reason for default from the servicing comments is unable to determine. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx However, no further details are found related to foreclosure.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the xx on xx and the last filing date is xx The debtor shall pay the trustee in the amount of $xxx.xx for xx months in the total amount of xx POC was filed by the subject creditor xx on xx with the secured claim amount of xx and arrerage in the amount of xx
 As per schedule D of Voluntary Petition filed on xx the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx however, the unsecured portion is xx

The Loan modification agreement was made on xx, between the borrower xx and the lender “xx”. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date xx. The new principle balance stated in the Modification is in the amount of xx. The deferred amount is xx. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision. The loan has been modified only once since origination.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower Michelle Denise Phillips had filed bankruptcy under chapter xx with the case # xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Proof of Claim - Filed   Tape Value: Discharged   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under chapter xx with the case # xxon xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan is performing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx-xx   Tape Value: xx-xx   Variance:    Variance %:    Comment: The mailing address zip code is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modificaiton stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note the property postal code is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod exxtentions. is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following disclosures are missing  from the loan file.

xx  Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value
x.Affiliated Business Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62181812	xx	629	624	38.917%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$4,332.03	4.500%	$589.38	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is withxx. However, the current assignee should be xx. There is an open junior mortgage in the amount of xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of x/x/xxxx. The next due date is xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of x/x/xxxx. The next due date is xx/xx/xxxx. The debtor xx had filed bankruptcy under chapter x with xx on xx The debtors were discharged on xx The bankruptcy was terminated on xx The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per chapter xx plan dated xx the debtor shall pay $xxxx.xx per month to the trustee for xx months. Later, the plan was amended on xx according to which the debtor shall pay $xxxx.xx per month to the trustee. The plan was confirmed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx The bankruptcy case was originally filed with chapter xx; however, the case was converted on xx into chapter x. As per statement of intention dated xx the borrower wants to surrender the subject property and the property has been claimed as exempted on schedule C. No evidence of foreclosure has been found. As per collection comment, the reason for default is unemployment. As per comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter x with xx The debtors were discharged on xx The bankruptcy was terminated on xx The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per chapter xx plan dated xx the debtor shall pay xx per month to the trustee for xx months. Later, the plan was amended on xx according to which the debtor shall pay xx per month to the trustee. The plan was confirmed on xx The POC was filed on xx with POC amount of xx and amount of arrearage is xx The bankruptcy case was originally filed with chapter xx; however, the case was converted on xx into chapter x. As per statement of intention dated xx the borrower wants to surrender the subject property and the property has been claimed as exempted on schedule C.
Loan Modification agreement was made between borrower xx  on effective date of xx. The borrower had given promise to pay the UPB of xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: According to review MI certificate is missing from loan file so Lender paid MI field done unavailable.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape ype:
Field: Mailing Address Zip Code   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: According to review MI certificate is missing from loan file so MI company is done unavailable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: According to review MI certificate is missing from loan file so MI coverage amount is unavailable.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review PH string is MMxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review PH string is xxMM in reversed form.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review property address is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to review stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) "This loan is conventional and LTV is greater than xx%. However, the xx cert is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45980050	xx	578	Not Applicable	54.884%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.000%	$1,238.34	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx
There is a Civil judgment against the borrower in the amount of $xx,xxx.xx and in favor ofxx.
x installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx onxx/xx/xxxx.
x installment combined taxes for the year of xxxx have been due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.
According to the review of payment history as ofxx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:
The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received in the amount of xx which was applied for xx The borrower had filed bankruptcy under chapter-xx with the case# xx on xx However, the case was discharged on xx and was terminated on xx  The loan was modified once since origination. As per the latest BPO report located at xx the subject property is owner-occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The amended chapter xx plan xx was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition does not show any unsecured portion. However, the case was discharged on xx and was terminated on xx	This loan modification agreement was made between the borrower xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx, beginning from xx. The maturity is xx. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the application, the application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy under chapter-xx with the case# xx on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan type is conventional. As per the application, the MI fees is xx. Tape reflects MI certificate is required.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the Payment history, the string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the application, the total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the tape data total term including Mod exxtensions months xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Cash-Out Refinance Disclosure
x.Property Insurance Disclosure
x.Colorado Notice to Cosigner
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72543183	xx	Unavailable	Not Applicable	46.072%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$501.10	xx/xx/xxxx	Change of Terms	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated onxx
The chain of assignment is incomplete. The latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
x) Civil judgment against the borrower xx in favor of xx.
Annual taxes are in the amount of $xxx.xx.
No prior delinquent taxes have been found pending

Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/xxxx to xx/xx/xxxx reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx The last payment of xx was received on xx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx The loan has been modified thrice since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower x x had filed bankruptcy under chapter xx with case # xx on xx The bankruptcy case was discharged on xx and also got terminated on xx
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrower xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx. The loan has been modified thrice since origination.
Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx  The following state disclosures are missing from the loan file.
xx
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According to final Hud-x, the settlement date is xx/xx/xxxx which is different from the note date of xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53688270	xx	668	Not Applicable	59.208%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$563.81	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated onxx
The chain of assignment has not been completed. Currently, the assignment is from xx.
There are no active liens and judgments against the borrower and subject property.
Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx%. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is currently active in the bankruptcy and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx%. The UPB reflected in the amount of xx
The loan was modified once since origination on xx between the borrower xx
The borrower xx had filed bankruptcy under chapter xx with the xx The POC deadline has been scheduled on xx However, the creditor did not file the POC yet.
As per the BPO report dated xx the subject property is owner occupied. No damage and repairs have been found.
The comment history located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the xx According to the plan, the debtor will pay directly to the creditor outside the plan. The debtor shall pay for the amount of $xxx.xx for x months and $xxx.xx for xx months. The schedule D of voluntary petition shows the amount of claim as xx and value of collateral as xx Hence the unsecured portion is xx The POC deadline has been scheduled on xx However, the creditor did not file the POC yet.

The loan was modified once since origination on xx between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the starting rate of interest xx beginning from xx. The new maturity date is xx. The loan was modified in x steps.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Mod step xx P&I is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx W Broome Street   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term including mod exxtenion is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
Loan data : $xxx,xxx.xx, Comparison data :$xxx,xxx.xx, Variance : -$xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state, However, the following state disclosures are missing from the loan file.

x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38312370	xx	624	668	72.645%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$567.14	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The latest assignment is from xx.
No active judgments or liens have been found.
Annual installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/x/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/x/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received on x/x/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx
The Step modification agreement was signed between the borrower xx and the lender xx The Unpaid principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx The maturity is dated on xx There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under chapter x with the xx The debtor was standardly discharged on xx The reaffirmation agreement was filed on xx The case got terminated on xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter x with the xx on xx As per voluntary petition Schedule D amount of claim without deducting the value of the collateral xx and the Value of collateral xx the unsecured portion is xx The debtor was standardly discharged on xx The reaffirmation agreement was filed on xx The case got terminated on xx	This Step modification agreement was signed between the borrower xx. The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is dated on xx. There is no provision for the balloon payment.	Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per note document age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As final application the application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Pacer xx had filed bankruptcy under chapter xx plan case# xx on xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was xx and the Lender did not require MI according to the appraisal report.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification document the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification document modified stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Tern including Mod. Exxtensions xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
Prohibited Fees First Lien Test: FAIL Loan Data $x,xxx.xx Comparison Data $x.xx Variance +$x,xxx.xx
This loan failed the first lien prohibited fees test. The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a x%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed x% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data  $xxx,xxx.xx Variance  -$x,xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* DTI > xx% (Lvl x)     "As per the application report, the total monthly income is $xxxx.xx and the total monthly expenses are $xxxx.xx. Hence, DTI is greater than xx%."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the following state disclosures are missing from the loan file.
x. xx  Collateral Protection Act Notice.
x. ?Borrowers Choice of Insurer orAgent."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer document is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54124844	xx	687	Not Applicable	37.526%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,332.48	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with xx
There is an active judgment in the favor of xx
x and x installments of County taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx and x/x/xxxx in the respective amount of $xxx.xx and $xxx.xx. No prior year delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx, which was applied for due date x/x/xxxx in the amount of $x,xxx.xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx, which was applied for due date x/x/xxxx in the amount of $x,xxx.xx. According to the review of the PACER report, the borrower xx had filed for bankruptcy under Chapter-xx with the xx on xx The bankruptcy was discharged on xx and case was terminated on xx The reason for default is curtailment of an income.
As per the xx comment, the skip tracing has been started.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments and BPO report located at xx the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the PACER report, the borrower xx had filed for bankruptcy under Chapter-xx with the xx on xx The plan was confirmed on xx As per the confirmed plan, the debtor was supposed to pay the trustee in the amount of $xxx.xx for xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx There is no comment indicating a cram down. The bankruptcy was discharged on xx and case was terminated on xx	The loan was modified on xx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity is xx. This loan was modified once.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The Application reflects application date as xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest Only Exxpiration Date is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Modification reflects modification stated term as xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the Original Stated P&I as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post Close total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects Stated Maturity Date as xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtensions is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 copy is illegible. The values are updated from the itemization for the compliance purpose."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following state disclosures are missing from the loan file:

xx  Notice
x.Private Mortgage Insurance Disclosure
x.Insurer Recommendation Disclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Fair Debt Collection Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date as per HUD-x isxx/xx/xxxx, which is later than Note datexx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3388604	xx	675	691	42.947%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$6,141.20	4.250%	$717.08	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx/xx/xxxx shows that the mortgage was originated on xx. The chain of assignment has not been completed as the mortgage is currently assigned with xx.
No active judgments or liens have been found against the borrower or subject property.
As per updated title report datedxx/xx/xxxx the loan was originated on xxbut the property was transferred to xx through the warranty deed which was recorded on xx/xx/xxxx. Hence the updated title report reflects current ownership in the name of xx.
The annual county taxes are due onxx/xx/xxxx in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is performing. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment was made by borrower is as per the mod dated xx

Collections Comments:comments doc locator-
xx

The loan is performing. The last payment was received on xx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of xx The last payment was made by borrower is as per the mod dated xx
The Loan Modification agreement was made on an effective date of xx between xx
The new principal balance is xx and the P&I in the amount of xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx The borrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
The borrower xx had filed bankruptcy under chapter x with xx The voluntary petition filed on xx reflects that the debtor intends to surrender the collateral to the subject creditor xx also the motion for relief filed by subject creditor on xx states that the subject property is being surrendered. The bankruptcy was discharged on xx and the case was terminated on xx However, the latest updated title report dated xx reflects the current ownership in the name of borrower.
As per collection comments and BPO report dated xx/xx/xxxx xx ) shows that the subject property is owner occupied and no visible damages or repairs required.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx Sr. had filed bankruptcy under chapter x with xx The voluntary petition filed on xx reflects that the debtor intends to surrender the collateral to the subject creditor xx also the motion for relief filed by subject creditor onxx/xx/xxxx states that the subject property is being surrendered. The bankruptcy was discharged on xx and the case was terminated on xx However, the latest updated title report dated xx reflects the current ownership in the name of borrower.	The Loan Modification agreement was made on an effective date of xx between xx.
The new principal balance is xx and the P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Note age of loan is xx months however tape data shows xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per Application doc date is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Mi certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Mailing Address State   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Application mailing address state is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: As per Note Mailing address Zip code is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per mod stated term in months xx however tape data shows xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: same.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Same.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Application post close debt is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note stated maturity date is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value: Attached   Variance:    Variance %:    Comment: as per appraisal report subject property is detached.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per note total term in months is xx however tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) "This is conventional loan and LTV exceeds xx.xx% hence required the xx Cert which is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22688192	xx	704	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$408.75	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The assignment of chain is not completed.
There is judgment in the amount of $xxxx.xx which was recorded on xx/x/xxxx and was xx.
Annual combined taxes have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior year.
Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for x month. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date isxx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x month behind his scheduled payments.

Collections Comments:Collection comment locatorxx
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed and its illness.
Comment history is available from x/x/xxxx toxx/xx/xxxx. However, we required latest xx months collection comments. Comments are missing from x/x/xxxx toxx/xx/xxxx.

Update:
As per the collection comments as ofxx/xx/xxxx, the loan is in collection. Comment datedxx/xx/xxxx shows that the borrower is divorced. The property was occupied by the tenant.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx xx on xx and the plan was confirmed on xx
The debtor was discharged on xx and terminated xx
POC was filed on xx with the secured claim amount of xx and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for xx months.
Voluntary petition filed on xx shows that the amount of secured claim is xx and unsecured portion is xx
Objection on plan was filed on xx due to debtor’s plan states arrearage owed to xx at $x.xx. Further xx filed a proof of claim reflecting an arrearage of xx
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is xx. The maturity date is xx. Rate will be changed in x steps.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is initiated after loan origination.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower middle name is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value:xx Tape Value: xx  Variance:    Variance %:    Comment: Mailing address Zip Code is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD xx is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod exxtensions is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
xx  of Borrowers xx  Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50379206	xx	750	Not Applicable	33.089%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$996.83	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
There is a senior mortgage in the amount of xx
There are x state tax liens against the borrower in the favor ofxx and the other in the amount ofxx which was recorded onxx/xx/xxxx.
x and x installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
x and xth installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for xx+ days and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx which was applied for x/x/xxxx in the amount of $x,xxx.xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx which was applied for x/x/xxxx in the amount of $x,xxx.xx. The borrower xx had filed bankruptcy under chapter xx with the xx The debtor was discharged on xx and the case was terminated on xx As per the comment dated xx the RFD is the curtailment of income.
The loan was modified once since origination. As per the BPO report datedxx/xx/xxxx located at ” xx the property was owner-occupied. No repairs and damages have been found.

Update:
As per collection comments as of x/x/xxxx, the loan is current. No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the xx n xx As per the chapter xx plan, the debtor shall pay $xxx.xx per month starting fromxx/xx/xxxx for approximately xx months. The MFR was filed on xxand it was granted on x/x/xxxx. The debtor was discharged on xx and the case was terminated on xx	The modification agreement was signed between the borrower xx.
The UPB is xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from xx. The maturity is xx.
Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per the application, the application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER bankruptcy was filed.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The mod stated term are xx.   Tape Source: Initial   Tape Type:
Field: Neg.xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the application, the post close total debt are xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The county is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per application purpose of refinance is cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the tape data total term including Mod exxtensions months xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx  Application Disclosure
x.Delivery Fee Authorization
xx  Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Commitment Disclosures
x.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of service transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25786694	xx	636	Not Applicable	45.648%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was xx. The chain of assignment is incomplete as the current assignment is xx. However, the current assignee should bexx. There is a civil judgment in the amount of $x,x which was recorded on xx/xx/xxxx in favor of xx. There is a judgment in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx. There are x State tax liens in the amount of $x,xxx.xx & $xxx.xx which were recorded on xx/x/xxxx & xx/xx/xxxx in favor of State Of Indiana Department Of Revenue respectively. First installment of combined taxes of xxxx-xxxx is delinquent in the amount of $xxx.xx. Second installment of xxxx-xxxx combined taxes is due in the amount of $xxx.xx.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is in active bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with xx on xx As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month for xx months to the trustee, then $xxxx.xx for xx months per month. The plan was confirmed on xx Later, the plan was amended on xx According to the amended plan, the debtor shall pay $xxx.xx per month for xx months, then $xxxx.xx for months to the trustee. The POC was filed on xx with POC amount of xx and amount of arrearage is xx No evidence of foreclosure has been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. No information has been found regarding the reason for default & borrower’s intention. As per comment, the subject property is owner occupied with no visible damages or repairs. According to the latest exterior BPO report dated xx/xx/xxxx, the property was damaged. The report shows that the siding (Trim repair) of the property needs to be repaired and the estimated cost of repair is $xxx.xx. The collection comments do not have any information regarding this damage. Hence, we are unable to confirm whether the damages are repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with xx As per chapter xx plan dated xx the debtor shall pay $xxx.xx per month for xx months to the trustee, then $xxxx.xx for xx months per month. The plan was confirmed on xx Later, the plan was amended on xx According to the amended plan, the debtor shall pay $xxx.xx per month for xx months, then $xxxx.xx for months to the trustee. The POC was filed on xx with POC amount of xx and amount of arrearage is xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test. xx
Indiana House Enrolled xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease risk indicator is moderate as loan is failing for Indiana license validation test."
* Missing Required Disclosures (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33165388	xx	688	Not Applicable	59.790%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$28,569.68	4.000%	$559.93	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxx shows that the subject mortgage originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage is with xx. It should be withxx Inc.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently performing.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx had filed bankruptcy under chapter-x with the xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx This case was discharged on xx and it was terminated on xx no foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:
As per the collection comments as of x/x/xxxx, the loan is in bankruptcy and the post-petition payment due date is xx
x filed for bankruptcy under Chapter xx, xx As per comment datedxx/xx/xxxx, the loan was in litigation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-x with the xx on xx Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx This case was discharged on xx and it was terminated on xx	The loan modification agreement was made on xx. As per modification the new principal balance is xx with interest rate xx. The amount xx has been deferred from new principal balance. The total interest bearing principal balance is xx.The evidence of principal forgiven has not been found. The modified payment in the amount of xx begins on xx. The total numbers of monthly payments are xx months. As per this modification new maturity date is xx.	Affiliated Business Disclosure Missing Required Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per tape data the application date is xx. However as per review the application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was discharged in xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Date of modification is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI cert missing   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI cert missing   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI cert missing   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term are xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string is xx.However as per review the payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is xx.However as per review the payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data the post close total debts per xx is xx. However as per review the post close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Memory Lane   Tape Value:xx  Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data the stated maturity date is xx. However as per review the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data the total terms including modification exxtensions is xx months. However as per review the total terms including modification exxtensions is xx months. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The type is the conventional type. The tape reflects, the MI certificate is required. However, the MI certificate is missing from the loan file."	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77238875	xx	723	Not Applicable	36.655%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,903.51	3.875%	$485.67	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx.
The chain of the assignment has not been completed. The last assignment is fromxx, x to xx which was recorded on xx/xx/xxxx. The assignment should be withxx.
There is one HOA lien against the subject property in the favor of xx. for the amount of $ x,xxx.xx which was recorded on xx/xx/xxxx.
There are two judgments in the favor of xx. for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
There are two judgments against the borrower, xx. First judgment was in the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and second judgment is in the favor ofxx for the amount of $ xx,xxx.xx which was recorded on xx/xx/xxxx. There is UCC lien against the borrower, “xx in the favor of solar city Corporation which was recorded on xx/xx/xxxx. First and second installments of county taxes for the year of xxxx-xxxx have been paid in the total amount of $xxxx.xx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The last payment was made according to the modification agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx.

Collections Comments:
The current legal status of the loan is performing and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xx The last payment was made according to the modification agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx. The loan was modified on xx The new modified principal balance as per modification is in the amount of xx out of which deferred balance is in amount of xx Hence, interest bearing amount is xx and the borrower promises to pay P&I in the amount of $xxx.xx with interest rate starting at x.xxx% beginning from xx The maturity date as per modification is xx This loan was modified twice.
The borrower, xx had filed the bankruptcy under chapter xx plan with the xx on xx and the plan was confirmed on xx
According to voluntary petition Schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, the unsecured portion is reflected in the amount of xx
POC was filed by the creditor on xx for the secured claim amount of xx and the amount arrearage is $x,xxx.xx. According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxx for x months, $xxx for x months and $xxx for remaining xx months. Arrearage to be paid through plan is in the amount of $xxxx.xx. The same plan was confirmed on xx/xx/xxxx. Notice of final cure payment was filed on xx According to trustee's final report, the debtor had paid arrearage is in the amount of $x,xxx.xx to the creditor. Deadline date for POC is xx
The case was discharged on xx and was terminated on xx
According to comment dated xx/xx/xxxx, the borrower had lost his job and currently collecting unemployment payment.
According to BPO report located at xx dated xx the subject property is owner occupied. As-Is list price is quoted as xx No comment pertaining damage to the subject property has been observed. Current occupancy and condition of the subject property are unable to determine from the collection comment.

Collection comments are located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx plan with the xx on xx and the plan was confirmed on xx
According to voluntary petition Schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, the unsecured portion is reflected in the amount of xx
POC was filed by the creditor on xx for the secured claim amount of xx and the amount arrearage is xx According to amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of $xxx for x months, $xxx for x months and $xxx for remaining xx months. Arrearage to be paid through plan is in the amount of $xxxx.xx. The same plan was confirmed on xx Notice of final cure payment was filed on xx According to trustee's final report, the debtor had paid arrearage is in the amount of $x,xxx.xx to the creditor. Deadline date for POC is xx
The case was discharged on xx and was terminated on xx
This modification agreement was made on xx between the borrower, xx”. The new modified principal balance as per modification is in the amount of xx out of which deferred balance is in amount of xx. Hence, interest bearing amount is xx and the borrower promises to pay P&I in the amount of xx with interest rate starting at xx beginning from xx. The maturity date as per modification is xx. This loan was modified twice.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: The application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification stated terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The note reflects stated maturity date xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: According PUD rider, the subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per modification stated terms are xx months. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx  state, following state disclosures are missing from the loan files.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
xx  Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99378586	xx	687	Not Applicable	27.872%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$49,266.95	2.000%	$958.46	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx
There are four state taxes lien against the borrower xx which was recorded on different dates in the favor of Div of Taxation in the total amount of $xx,xxx.xx.
x installment of combined taxes for the year of xxxx have been paid on x/x/xxxx in the amount of $x,xxx.xx.
xth  installment of combined taxes for the year of xxxx have been paid on xx/x/xxxx in the amount of $x,xxx.xx.
x installment of combined taxes for the year of xxxx have been paid on x/x/xxxx in the amount of $x,xxx.xx.
x  installment of combined taxes for the year of xxxx have been paid on x/x/xxxx in the amount of $x,xxx.xx.
x  installment utilities taxes for the year xxxx have been paid onxx/xx/xxxx in the amount of $xx.xx.
No prior delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is
x/x/xxxx.  The last payment was received date isxx/xx/xxxx and it is in the amount of $x,xxx.xx  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
Collections Comments:
The present status of the loan is in performing and the next due date for payment is x/x/xxxx. The reason for default from the servicing comments is unable to be determined.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx had filed bankruptcy under chapter-x with the xx and the plan was discharged on xx and was terminated on xx The POC has not been filed. As per schedule D of Voluntary Petition filed on xx the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx however, the unsecured portion is xx

This Step modification agreement was signed between the borrower xx. The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity date is xx. The interest-bearing amount is xx.The deferred balance is xx. The loan has been modified only once since origination. This modification does not contain any balloon provision.

Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per Final application the application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Pacer xx had filed bankruptcy under chapter xx plan case# xx-xx on xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: The bankruptcy was discharged on xx and the case was terminated on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per modification document the deferred principal balance is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification document the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification document the modification stated term xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mmxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Post-Close Total Debts per xx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Note document the loan was originated prepayment penalty.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The Total Term Including Mod. Exxtensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed thexx
This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL Loan Data  $x,xxx.xx Comparison Data $x.xx Variance  +$x,xxx.xx
This loan failed the xx

The loan does charge fee(s) not provided for in this act, which is prohibited.
a person licensed as a mortgage broker shall have the right to charge only the following fees: Application Fee $xxx.xx
Administration Fee $xxx.xx

Prepayment Term Test: FAIL Loan Data xxMonths Comparison Data xMonths Variance xxMonths
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx Comparison Data  $xxx,xxx.xx Variance  -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is Loan Data  $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx
xx  Application Disclosure
x.Delivery Fee Authorization
xx  Attorney Disclosure
x.The unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11009503	xx	738	Not Applicable	47.812%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$565.92	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was xx
The chain of assignment is incomplete. The assignment was transferred from ‘xx

x. There are three civil judgments against the borrower ‘xx’ in the favor of ‘xx’

x. There is junior mortgage against the property in the favor of ‘xx

The combined county annual taxes for the year xxxx have been paid off in the total amount of $x,xxx.xx.
No prior delinquent taxes have been found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxxhows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
Collections Comments:

Collection comment locater:
xx

According to the BPO report (xx) dated xx/xx/xxxx subject property is occupied by owner and no visible damages/repairs have been found.
The collection comment does not reflect the subject property type and current property condition. However, as per the property inspection report datedxx/xx/xxxx, the subject property is occupied by Unknown party.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxxhows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx

The loan modification agreement was made between xx  effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.

Bankruptcy was filed by xx under the chapter x xx date xx Bankruptcy case was discharged on xx and was terminated on xx

Review of loan file stated that the foreclosure file was initiated in xxxx and foreclosure file was referred to attorney on xx Notice of trustee’s sale was entered on xx/xx/xxxx and sale was scheduled on xx/xx/xxxx. The comment dated xx/xx/xxxx shows that foreclosure close. No further information is available about foreclosure filing.

Update:
As per the collection comment datedxx/xx/xxxx, the property had a pipe burst and there were leakages in the walls. Estimate amount of damage is not available.

Foreclosure Comments:Review of loan file stated that the foreclosure file was initiated in xxxx and foreclosure file was referred to attorney on xx Notice of trustee’s sale was entered on xx and sale was scheduled on xx The comment dated xx/xx/xxxx shows that foreclosure close. No further information is available about foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter x xx Bankruptcy case was discharged on xx and was terminated on xx	The loan modification agreement was made between xx effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.	Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Pacer McHaskeel, Cheryl A had filed bankruptcy under chapter xx plan case# xx on xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: The bankruptcy was discharged on xx and the case was terminated on xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently foreclosure file yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification document the modified stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: post-Close Total Debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification document the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per modification document total term including Mod. Exxtensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) xx Risk Indicator is moderate due to,
x. Prohibited Fees First Lien Test:Loan Data: $xxx.xx, Comparison Data: $x.xx and Variance: +$xxx.xx.
x. Broker Fees Test: Loan Data:  $x,xxx.xx, Comparison Data: $x.xx and Variance:+$x,xxx.xx.
x. Origination Fee & Broker Fee Test:Loan Data:  $x,xxx.xx, Comparison Data: $x,xxx.xx and Variance:+$x,xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "x. This loan failed the first lien prohibited fees test: No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a x%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed x% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
x. This loan failed the broker fees test due to one or more of the following findings:The loan has xx  preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than x%;
x. This loan failed the origination fee and broker fee test: The loan does not have xx  preemption selected and the sum of the origination fee and all broker fees is greater than x%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer document is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75537619	xx	677	Not Applicable	42.755%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$248.69	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the loan is currently with xx. It should be withxx. No active liens or judgments have been found.
Annual estimated tax is $xxx.xx with no prior year delinquency.
Payment history as of xx/xx/xxxx shows that the borrower is x months behind the payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is x months behind the payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing FC has been found.
The Borrower had filed BK chapter xx xx  The plan was confirmed on xx and the Notice of Final Cure was entered on x/x/xxxx.  A Certificate of Plan Completion and request for discharge was filed on x/x/xxxx. POC was filed on xx
As per voluntary petition schedule D, the amount of claim is xx and value of collateral is xx hence the unsecured portion is xx Later BK got discharged on xx and terminated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Borrower had filed BK chapter xx xx  The plan was confirmed on xx and the Notice of Final Cure was entered on x/x/xxxx.  A Certificate of Plan Completion and request for discharge was filed on xx POC was filed on xx
As per voluntary petition schedule D, the amount of claim is xx and value of collateral is xx hence the unsecured portion is xx Later BK got discharged on xx and terminated on xx
Modification agreement was made on xx between xx. The modified interest rate is xx and the modified principal balance is xx. The first contractual modified due date is xx. The maturity date has been extended from xx to xx. The new principal balance is xx.	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The loan age is xx months Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx was the initial application and rate lock date.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx-xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address listed on the Note was xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx was incorporated as Genworth. Reviewer used the Company name from the MI CERT. The companies are one in the same.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The loan was modified xx which caused a term discrepancy.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history was not provided.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history on file does not show delinquency during the last xx months.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The borrowers pre closing housing expenses were not provided.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Property address name is listed as one word instead of two separate words on the Note.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The zipcode on the Note is listed as xx which is different from the zipcode on the tape which is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The maturity date changed due to the loan modification on xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The maturity date was updated as per the most recent mod agreement on file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow accounting disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68756416	xx	665	666	65.566%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$16,000.00	3.250%	$1,029.61	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx. It should be withxx Inc.
There are judgments these are as follow:
x) There is a civil judgment against the borrower in the favor of Department Stores xx.
x) There are two civil judgments open against the borrower in favor of xx
Tax Status:
First county taxes of xxxx have been paid in the amount of $x,xxx.xx.
Second county taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remain in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remain in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx . Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as $xxx,xxx.xx. Reaffirmation agreement was filed on xx This case was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.
No foreclosure proceedings have been found in recent xx months. Previously, loan was in foreclosure in xxxx, but the foreclosure process was closed due to loan was modified onxx/xx/xxxx.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx Reaffirmation agreement was filed onxx/xx/xxxx. This case was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.	The loan modification agreement was made between borrower and xx on xx with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate xx and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bk was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailings Street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable    Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The Purpose of Transaction according to the HUD is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) xx Risk Indicator is Moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. Loan data is $xxx,xxx.xx Comparison Data is $xxx,xxx.xx and Variance -$x,xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. Loan data is $xxx,xxx.xx Comparison Data is $xxx,xxx.xx and Variance -$x,xxx.xx."
* DTI > xx% (Lvl x)     "As per final application, the total monthly income is $x,xxx.xx and the total monthly expenses are in the amount of $x,xxx.xx. Hence, DTI is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the following state disclosures are missing from the loan file.
?Mortgage Loan Servicing Disclosure
?Choice of Insurance Notice
?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17237602	xx	Unavailable	Not Applicable	53.882%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$115,865.67	2.000%	$542.11	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to “xx” and this AOM was recorded on xx/x/xxxx.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior "Notice of Lien" available in the updated title report against subject property for unpaid Water, Sewer, Storm Drain and Garbage in the amount of $xxx.xx in favor of "xx" and it was recorded onxx/xx/xxxx.

The x installment of County taxes for xxxx-xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx and x installment of $xxx.xx was paid off on x/x/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as ofxx/xx/xxxx, the loan is currently performing well and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx	Collections Comments:The loan is currently performing well and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx
The joint debtors xx
According to the amended voluntary petition which was filed onxx/xx/xxxx, the Schedule-D in Voluntary petition shows that the unsecured amount is $xxx,xxx.xx out of secured claim in the amount of xx  and the value of collateral is xx
The Debtors intended to retained the subject property and keep and continue to pay.
The trustee had filed a Notice of Intent to Close Chapter x Case xx The Trustee had filed a Chapter x Trustee's xx
The joint debtors were discharged on x/x/xxxx and the case was terminated on x/x/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors xx  with the  The subject property fully exempted in exhibit-C.
According to the amended voluntary petition which was filed onxx/xx/xxxx, the Schedule-D in Voluntary petition shows that the unsecured amount is $xxx,xxx.xx out of secured claim in the amount of xx  and the value of collateral is $xxx,xxx.xx.
The Debtors intended to retained the subject property and keep and continue to pay.
The trustee had filed a Notice of Intent to Close Chapter x Case xx
The joint debtors were discharged on x/x/xxxx and the case was terminated on x/x/xxxx.

This modification agreement was made between the borrower xx. the unpaid principal balance is xx. The deferred amount is xx, maxxthe Interest bearing Principal Balance xx. The x step modified payments will begin with the xx due date in the amount of xx at xx for xx months The second step will begin with the xx of xx at xx for xx months. The third step will begin on xx in the amount of xx at xx for xx months. The final modified payment will begin with the xx payment at xx for xx months. The maturity date is extended to xx.	Credit Report Missing Required Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per application date is xx. Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: Treasury - One Year   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per pacer bankruptcy found in loan file.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: -xx   Comment: As per modification deferred pricipal amount is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Mod Step xx P&I xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification term is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per application post-Close total debts per application is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per note total term including mod. Exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is xx - loan failed the TILA right of xx test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.Closed-end xx  , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, xx
* Missing credit report (Lvl x)     "Credit report at the time of closing is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of services providers disclosure is missing from loan file."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "The transaction date of the loan has been mentioned in the ROR isxx/xx/xxxx wherein the original Note date isxx/xx/xxxx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16868794	xx	645	636	24.953%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$42,933.04	4.625%	$754.68	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has not been completed as the assignment is currently with xx instead of xx. There are x judgments against the name of borrower in favor of xx, total in the amount of $ x, xxx.xx which were recorded in betweenxx/xx/xxxxxx/xx/xxxx. The combined annual taxes of xxxx have been paid total in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	Review of latest payment history shows that the loan is in delinquency for x month. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:xx

The loan is in delinquency for x month. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
The Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is $xxx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/x/xxxx and ends with the maturity date of x/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

The borrowers xx . Schedule D of voluntary petition dated x/x/xxxx shows amount of secured claim without deducting the value of collateral is xx; therefore, the unsecured portion is $xx,xxx.xx. Also as per voluntary petition the debtor intends to surrender the subject collateral to the subject creditor xx. However, the latest title report datedxx/xx/xxxx reflects the current ownership in the name of borrowersxx
The latest BPO report datedxx/xx/xxxx located at “xx  reported the damages to the subject property as need to replace the roof/gutters The total estimated cost of damages is in the amount of $x,xxx.xx. However, the servicing comments do not reflect damage to the property. No evidence found in the collection comment which state whether the repair has made.
the subject property is owner occupied.

Update:
As per collection comments as of x/x/xxxx, the loan is in collection. Collection comment dated xx/xx/xxxx shows property had a substantial water damage to multiple rooms, walls, doors, carpets, flooring, sliding glass door, ceilings, insulation, texturing, painting etc. Unable to confirm whether repairs were completed or not. As per comment datedxx/xx/xxxx, the BWR intention was to surrender the property under Chapter x, xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx . Schedule D of voluntary petition dated x/x/xxxx shows amount of secured claim without deducting the value of collateral is xx  and value of collateral is xx  therefore, the unsecured portion is $xx,xxx.xx. Also as per voluntary petition the debtor intends to surrender the subject collateral to the subject creditor xx. However, the latest title report datedxx/xx/xxxx reflects the current ownership in the name of borrowers xx

The Loan Modification agreement was made on an effective date of xx between xx The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: final xx date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bk was filed in xx   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: deferred balance as per mod is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: date of last mod is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: Lakeland   Tape Value: xx:    Variance %:    Comment: mailing address city is xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address zip code is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: mod stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: as per final xx total debts are xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: purpose of transaction as per hud -xx is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is xx (Lvl x) xx Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test: Actual $xxx,xxx.xx Required $xxx,xxx.xx Variance -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: Actual $xxx,xxx.xx Required $xxx,xxx.xx Variance -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Actual $xxx,xxx.xx Required $xxx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Actual $xxx,xxx.xx Required $xxx,xxx.xx Variance -$xxx.xx."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29357525	xx	671	677	45.418%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$88,000.00	3.875%	$1,401.92	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx The chain of assignment is complete as the subject mortgage is with the current assignee, xx.
There are two active civil judgments against the borrower in the total amount $x which was recorded on xx/xx/xxxx and xx/xx/xxxx in favor ofxx
There is an active state tax lien against the borrower in the amount of $x,x which was recorded on xx/xx/xxxx in favor of xx
x installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
x installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.	Collections Comments:The Subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for +x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which began on x/x/xxxx. The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xxxx. xx
Borrower has filed bankruptcy under chapter x xx . Order of discharge was filed onxx/xx/xxxx. Case got terminated onxx/xx/xxxx.
No information regarding foreclosure has been found in the collection comments.
As per latest BPO report datedxx/xx/xxxx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter x xx ” was filed on x/x/xxxx. Order of discharge was filed onxx/xx/xxxx. Case got terminated onxx/xx/xxxx.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79527955	xx	613	Not Applicable	78.220%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$560.41	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx. However, the correct assignee should be with “xx”.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No, any prior year delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:Per servicing comments on xx/xx/xxxx forbearance payment rec'd. Missing servicing comments from Mar and April xxxx. Most recent forbearance agreement is not in file - xx

xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The debtor was discharged onxx/xx/xxxx and the case was terminated on x/x/xxxx.	The loan was modified on xx between the borrower between the borrower Deronica Hampton and lender “xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of xx with an interest rate of xx beginning on xx till maturity date is xx.
The previous modification located at “xx.
Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The loan was modified on xx. No, any deferred amount.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was modified on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is MMxxMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: actual data and tape data difference   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The modification maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Per origination note reflects xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test : Loan Data : $xxx,xxx.xx, Comparison Data : $xxx,xxx.xx, Variance -$xx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx% (Lvl x)     "As per the final application, the total monthly expenses are $xxxx.xx and total monthly income is $xxxx.xx. However, the DTI exceeds xx.xxx%."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing in the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97360821	xx	665	Not Applicable	51.855%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$49,206.16	4.000%	$480.03	xx/xx/xxxx	Financial Hardship	As per the review of the updated title datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx/x/xxxx. It should be withxx.
There is a junior mortgage against the subject property which was originated on xx.
There is a Hospital, Medical or Attorney lien against the borrower in the amount of $x,xxx.xx in the favor of xx
Annual county property taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx+ days and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. Thexx . The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. The loan was modified twice since origination. As per the BPO report datedxx/xx/xxxx located at zz
Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx The complaint file was filed on xx No further details have been found.
Bankruptcy Comments:As per the review of the PACER report, the xx The Schedule D in a voluntary petition dated xx/xx/xxxxtates; the amount of claim without deducting the value of the collateral was xx and value of the collateral that supports for this claim was xx However, the unsecured portion remained as $ xx,xxx.xx. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	The loan was made on xx between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay P&I in the amount of xx with the rate of interest starting with xx, beginning from xx. The new maturity is xx. The interest bearing is in the amount of xx. There is a deferred balance in the amount of xx.	Missing Required State Disclosures Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER report, the borrower filed bankruptcy.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per loan files, the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value: Attached   Variance:    Variance %:    Comment: The appraisal is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total terms including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
																									x.Insurance Sales Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5541815	xx	617	Not Applicable	43.942%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$13,193.83	4.000%	$358.55	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx/xx/xxxx shows that the mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual combined taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently performing as ofxx/xx/xxxx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on x/x/xxxx.	Collections Comments:The loan is currently performing as ofxx/xx/xxxx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx
The debtor xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx The debtor intended to retain the subject property and reaffirm the subject debt.
The Trustee had filed "Chapter x Trustee's xx . The debtor was discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx  and the value of collateral is xx The debtor intended to retain the subject property and reaffirm the subject debt.
The Trustee had filed "Chapter x Trustee's Report of No xx	The loan was modified on xx with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx however the tape data shows xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred principal per payment history is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Mailing Address street is xx is however the tape data show sxx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx. However the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx. However the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close Total debts per xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property Address street is xx howevr the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx and tape data shows xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73292070	xx	591	Not Applicable	49.741%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is incomplete. The latest assignment of mortgage is with xx and it was recorded on xx/xx/xxxx. However, it should be with xx,
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xxx.xx.
Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx month The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx/xx/xxxx to xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per note terms. The loan is not yet modified since origination.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx and the plan was confirmed on xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  and the plan was confirmed on xx/xx/xxxx.
According to the chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months.
Not Applicable	Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosure is missing from the loan file.
Signed Closed-end Credit Agreement Notice"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25869891	xx	605	Not Applicable	46.219%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$32,899.81	4.000%	$1,050.50	xx/xx/xxxx	Financial Hardship	xx/xx/xxxx with the lender xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There is one state tax lien against the borrower in the favor of xx

There are four judgments against the borrower. The first in the favor of xx the amount of $xxxx.xx which was recorded on xx/xx/xxxx. The second in the favor of xx,
xx which was recorded on xx/xx/xxxx. The third in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.

The first and second installment county taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower had made the last payment as per Modification agreement.	Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower had made the last payment as per Modification agreement.
The reason for default is unable to be determined.
The loan has been modified, the modification agreement was made between Borrower xx
The foreclosure details have not been found in collection comments and loan files.
The borrower xx The debtor was discharged on xx/xx/xxxx. The case was terminated on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.
As per the Exterior inspection report dated xx/xx/xxxx, the subject property is owner-occupied and average in condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx The debtor was discharged on xx/xx/xxxx. The case was terminated on xx/xx/xxxx.	This modification agreement was made between Borrower xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date xx. The interest bearing amount is xx. There is a deferred balance in the amount of xx.
The loan was previously modified on xx.
Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower Patricia A White had filed bankruptcy under Chapter xx with the case xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: The deferred principal balance is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Modification stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history reversed string is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close Total debts are xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term Including Mod. is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx  The following required State Disclosures are missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
xx  Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per Note, the note date is xx/xx/xxxx. The final HUD-x shows the settlement date is xx/xx/xxxx. However, the ROR transaction date is xx/xx/xxxx which is not consistent with Note or HUD-x."
																									* Settlement date is different from note date (Lvl x) "As per Note, the note date is xx/xx/xxxx. However, final HUD-x shows the settlement date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29407067	xx	564	Not Applicable	57.167%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$379.43	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xx. However, the current assignee should bexx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is in performing. The borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. The loan modification agreement was made on xx/xx/xxxx with a new principal balance of xx with fixed rate of x.xx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx/xx/xxxx. The debtor xx. The debtor was discharged on xx/x/xxxx. The bankruptcy was terminated on xx/xx/xxxx. The schedule D of Voluntary Petition dated xx/x/xxxx shows that the amount of claim without deducting the value of the collateral isxx. As per chapter xx plan dated xx/x/xxxx, the debtor shall pay $xxx.xx per month for xx months. . The plan was confirmed on xx/x/xxxx. Later, the plan was amended on xx As per plan, the debtor shall pay $xxx.xx to the trustee for xx months. The was filed on xx/xx/xxxx. The POC was filed on xx with POC amount of xx and amount of arrearage is $x,xxx.xx. No evidence of foreclosure has been found. The reason for default is curtailment of income. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs

Update:
As per collection comments as of x/x/xxxx, the loan is in collection. In xxxx, x was offered a RPP plan with $xxx.xx per month, but x could not afford more than $xxx. As per comment dated x/x/xxxx, the x income was impacted by Covid.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx  The debtor was discharged on xx/x/xxxx. The bankruptcy was terminated on xx. The schedule D of Voluntary Petition dated xx/x/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx  Therefore, the unsecured portion is $x,xxx.xx. As per chapter xx plan dated xx/x/xxxx, the debtor shall pay $xxx.xx per month for xx months. . The plan was confirmed on xx/x/xxxx. Later, the plan was amended on xx. As per plan, the debtor shall pay $xxx.xx to the trustee for xx months. The   was filed on xx/xx/xxxx. The POC was filed on xx with POC amount of xx and amount of arrearage is $x,xxx.xx.

The loan modification agreement was made on xx with a new principal balance of xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred pricipal per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58387655	xx	720	710	49.531%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$477.02	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated onxx
The chain of the assignment has not been completed. The last assignment is from xx

There is a junior mortgage against the subject property originated on xx
There are three HOA liens against the subject property in favor of xx. in the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx respectively.
There are two HOA judgments against the subject property in favor of xx in the total amount of $xx,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx respectively.
First and second installments of combined taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for one month and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment according to the modification agreement dated xx/xx/xxxx with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment according to the modification agreement dated xx/xx/xxxx with the interest rate of x.xxx % and P&I of $xxx.xx.
According to comment dated xx/xx/xxxx, the borrower states that his work has been slow and he was looxxfor another job. According to comment dated xx/xx/xxxx, the borrower stated the he wants to keep the property. No foreclosure activity has been found in the loan file.
The borrower, "xx  Schedule D of voluntary petition shows the amount of claim as $xxx,xxx.xx and the value of collateral as xx  Hence, the unsecured portion is xx The case was discharged on xx and was terminated on xx/xx/xxxx.
According to BPO report located at “xx” dated xx/xx/xxxx, the subject property is owner occupied. xx  Price is quoted as xx No comment pertaining damage to the subject property has been observed. Current occupancy and condition of the subject property are unable to determine from the collection comment.
Collection comments are located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx . Schedule D of voluntary petition shows the amount of claim as xx and the value of collateral as xx Hence, the unsecured portion is reflected in the amount of $xx,xxx.xx. The case was discharged on x/x/xxxx and was terminated on xx/xx/xxxx.	This modification agreement was made between the borrower, xx and the lender, “xx” on xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the starting rate of interest xx beginning from xx. The new maturity date is xx. The loan was modified with three steps.	Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application was signed on xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bk was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: mailing address street isxx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debt per xx is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the following state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47404783	xx	600	537	40.942%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,112.60	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx
* One senior mortgage found opened recorded onxxin the amount of xx which is in the favor of xx.
* One UCC junior mortgage found opened in the amount of $x.xx recorded on xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment county taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) x installment county taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxirregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx. The last payment was received according to the modification agreement made on effective date of xx/xx/xxxx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxirregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The last payment was received according to the modification agreement made on effective date of xx
The borrower agree to pay the UPB of xx with interest rate of x.xxx % and P&I of $x,xxx.xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrower xx . The plan was not confirmed. The plan was later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that potential damage was reported. The same comment shows that borrower was calling to report for wind damage. Comment dated xx/xx/xxxx shows that borrower intends to repair the property with claim funds. Comment dated xx/xx/xxxx shows that the SCB iao check in the amount of $xx,xxx.xx was reviewed and accepted. Again the comment dated xx/xx/xxxx shows that xx/xx/xxxx, xx  claim check was received or processed as follows disposition exception check number xx  According to comment dated xx/xx/xxxx it is a roof damage. Comment dated xx/xx/xxxx shows that the xx  confirmed check iao $x,xxx.xx has been deposited. The amount received through both cheques is in the amount of xx. However, there is no comment stating that the damages have been repaired or not. The latest available BPO report dated xx/xx/xxxx located at xx shows that the subject property is owner occupant and is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The bororwer xx  bankruptcy under chapter x with xx The plan was not confirmed. The plan was later discharged on xx and was fully terminated on xx
Loan Modification agreement was made between borrower xx on effective date xx. The borrower agree to pay the UPB of xx with interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.	Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx/xx/xxxx, note date is xx/xx/xxxx and final HUD-x shows settlement date is xx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) "According final HUD-x the settlement date is xx/xx/xxxx; however, note date is xx/xx/xxxx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,497.97	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
782754	xx	659	523	40.733%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$600.44	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
No active judgments or liens have been found.
First and second city installments taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is currently performing and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
As per the comment datedxx/xx/xxxx, the reason for default is loss of income.
The borrower had filed bankruptcy on xx under chapter-x with case number xx . The motion for relief was filed on xx. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
As per the BPO report datedxx/xx/xxxx, the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was Initiated on xxxx. Foreclosure refereed to the attorney on xx No more information is available regarding with the foreclosure.
Bankruptcy Comments:The borrower had filed   on xx under chapter-x with case numberxx . The motion for relief was filed on xx The debtor was discharged on xx and the case was terminated on xx

The loan modification agreement was made on xx between borrowers xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with an interest rate of xx beginning from xx. The new maturity date is xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application Date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is foreclosure.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The MI certificate shows the MI coverage amount is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification Stated Term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is mmmxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is mmmxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close Total Debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity Date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod. Exxtension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file. However, the values are updated by the unexecuted copy located at "xxxxxxxxxx_xxxxxxxxx_xxxxxxxxx_post_close pg#xx"."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The required state disclosures Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1185093	xx	689	686	53.005%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$39,134.08	4.250%	$639.29	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx/xx/xxxx shows that the mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
No active judgments or liens have been found against the borrower or subject property.
The annual county taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is performing. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment was made by borrower is as per the mod dated xx/x/xxxx.	Collections Comments:xx
The loan is performing. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment was made by borrower is as per the mod dated xx/x/xxxx.
The Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is xx and the P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
The borrower xx had filed bankruptcy under chapter x with case xx . The bankruptcy was discharged on xx and the case was terminated on xx not filed.
No comments found regarding the foreclosure proceedings.

As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The bankruptcy was discharged on xx	The Loan Modification agreement was made on an effective date of xx between xx.
The new principal balance is xx and the P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower had filed bankruptcy in xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per available payment history the string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per available payment history the string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt as per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: as per mod stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total term including mod exxtension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State and the required disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94210835	xx	609	Not Applicable	37.367%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$690.56	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxx shows the mortgage was originated on xxx
The chain of the assignment has not been completed. The current assignment is with xx.

There are two hospital liens active against the borrower in the amount of $xxx.xx and $xxx.xx in favor of xx
The annual installments of county taxes for the year xxxx are paid in the amount of $xxxx.xx. The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than x month and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.	Collections Comments:The review of comment history shows that the loan is in collection. The borrower is delinquent from one month. According to comment history datedxx/xx/xxxx the reason for default is illness of borrower.
As per BPO Report onxx/xx/xxxx, the property is occupied by the owner. No damage is found to the property and property is in average condition.
The comment history datedxx/xx/xxxx states that the borrower had discussed about repayment plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  and plan was confirmed on xx/xx/xxxx. The debtor shall pay the total amount of $xxx.xx to the Chapter xx Trustee, for the approximate period of xx months. The lender had filed POC on xx with the total amount xx and amount of arrearage is xx The borrower had filed motion for relief on xx.
The case was discharged on xx	The modification agreement was done on xx, between the xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x% with the modified P&I of xx.
There are four steps as follows
x. With the rate of interest of x% and P&I of xx
x. With the rate of interest of x% and P&I of xx
x. With the rate of interest of x% and P&I of xx
x. With the rate of interest of xx and P&I of xx

The first payment date was due on xx and the new maturity date is xx.
There is no deferred balance has been stated.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The Final application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower M. Robert Merrill had filed bankruptcy under Chapter xx with case# xx-xx on xx and plan was confirmed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification loan amortization is Step type amortization   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Note document mailing Address street xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the modification stated terms xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Final Application, the back debt is given in te amount of xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Vera Street   Tape Value: xx   Variance:    Variance %:    Comment: As per Note document property Address street xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification agreement a maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification total term Including Mod. exxtention xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account  disclosure is missing from the given loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx   The following required State Disclosure is missing in the loan file.
x.Appraisal Fee Disclosure
x.Offer of Title Insurance
x.Choice of Title Insurer
x.Choice of Insurer (any type of insurance)
x.Withholding Tax Disclosure
x.Fee Disclosure
x.Notice of Rights
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing Transfer document is missing from the given loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business disclosure is missing from the given loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR document is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88442056	xx	571	607	47.070%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx The chain of assignment has not been completed as currently the assignment is with xx. Active Judgments and Liens; x) One civil judgment found pending in the amount of $x,xxx.xx recorded on xx/xx/xxxx which is the favor of xx. x) One state tax lien found pending against the borrower xx Property Tax Status; x) Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx. The borrower has been maxxpayments according to the original note terms.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the original note terms.
The foreclosure was not initiated in the loan.
The borrowers  xxx  The plan was confirmed on xx The plan was later discharged on xx and was fully terminated on xx
The current status of loan is performing.
Latest available BPO report dated xx/xx/xxxx shows that subject property is owner occupant. The same report shows damages in the total amount of $x,xxx.xx. The damages are for exterior paint (trim & siding) in the amount of $x,xxx; siding/trim repairs in the amount of $x,xxx.xx and landscaping & cleanup in the amount of $x,xxx.xx. Collection comments does not show any comments stating that the damages have been repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowersxx  The plan was confirmed on xx The plan was later discharged on xx and was fully terminated on xx
The creditor had filed POC on xx in the claim amount of xx  with arrearage in the amount of xx
As per bankruptcy Order Confirming Chapter xx plan dated xx the debtor shall pay to the trustee $xxx.xx per month for xx months.	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The final application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
																					Field: Post-Close Total Debts per xx Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Post-close Total debts per xx is xx. Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 is not signed by borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan." * Missing Required Disclosures (Lvl x) "The List of service providers disclosure is missing from the loan file." * Missing Required State Disclosures (Lvl x) "The subject property is located in xx State. The required state disclosure Choice of Insurance Disclosure is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90228640	xx	696	Not Applicable	43.938%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,151.22	4.000%	$406.57	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the loan was originated on xx
The chain of assignment is incomplete. As per updated title report dated xx/xx/xxxx, the latest assignee is xx
No active judgments or liens have been found.
Property tax;
x. x and x installment of combined property tax for the year of xxxx was paid on different dates in the total amount of $xxxx.xx.
x. x and x installment of combined tax for the year of xxxx was paid on different dates in the total amount of $xxxx.xx.
x. x installment of combined tax for the year of xxxx was paid onxx/xx/xxxx in the amount of $xxx.xx.
x. x installment of combined tax was due on xx/xx/xxxx in the amount of $xxx.xx.
Review of payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current PITI is in the amount of $xxx.xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx %.	Collections Comments:Review of loan file and servicing comment reveals that borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current PITI is in the amount of $xxx.xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx %.
The foreclosure was accelerated in xxxx on the subject property. The foreclosure was referred to the attorney on xx with case number xx  and the complaint was filed on xx According to the notice of sale, the sale was scheduled for sale date xx However, the foreclosure sale placed on due to modification request.
Previous loan MOD was made on xx
The borrower had filed bankruptcy on xx/xx/xxxx under chapter-xx with case number xx . The plan was confirmed on xx POC was filed on xx with claim amount of xx and arrearage of xx As per CH xx plan debtor promised to pay the trustee $xxx.xx each month for first xx months. Motion for relief was filed on xx/xx/xxxx. Later the bankruptcy was discharged on xx and terminated on xx

Foreclosure Comments:The foreclosure was accelerated in xxxx on the subject property. The foreclosure was referred to the attorney onxx/xx/xxxx with case number #Axxxxxx and the complaint was filed onxx/xx/xxxx. According to the notice of sale, the sale was scheduled for sale datexx/xx/xxxx. However, the foreclosure sale placed on due to modification request.
Previous loan MOD was made on xx

Bankruptcy Comments:The borrower had filed bankruptcy on xx/xx/xxxx under chapter-xx with case number xx The plan was confirmed on xx/xx/xxxx. POC was filed on xx with claim amount of xx and arrearage of $x,xxx.xx. As per CH xx plan debtor promised to pay the trustee $xxx.xx each month for first xx months. Motion for relief was filed on xx/xx/xxxx. Later the bankruptcy was discharged on xx/xx/xxxx and terminated onxx/xx/xxxx.	The loan modification agreement was made on xx between xx.
According to the modified terms, the new principal balance is xx which includes the deferred balance of xx. The borrower promised to pay P&I of xx with the fixed interest rate of xx beginning from xx. The new maturity date is xx. The interest bearing is in the amount of xx. There is no principal forgiven.
Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application Date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is bankruptcy as per PACER.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is foreclosure.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification Stated Term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xxmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is mmmmmxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close Total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated matrity Date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod. Exxtension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) xx Cert is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "List of service provider is missing from the loan file.
And
Below state disclosures are missing from the loan file.
-Mortgage Loan Servicing Disclosure,
-Choice of Insurance Notice
-Purchase Money Residential Mortgage Loan Closing Valuation Disclosure."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x the settlement date is xx/x/xxxx which was different from note date which isxx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91911960	xx	747	Not Applicable	35.083%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$46,561.34	4.625%	$497.18	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment is incomplete. The assignment was transferred from xx. However, the last assignment should be with xx

Active judgments and liens;
x) HOA lien has been found open against the subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of xx
x) HOA lien has been found open against the subject property in the amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of xx
x) There is state tax lien open against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of xx.
The combined annual taxes for the year of xxxx have been paid off on xx/xx/xxxx in the amount to $x,xxx.xx.
 No prior years delinquent taxes found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The payment history dated xx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Collections Comments:According to the BPO report xx, the subject property is occupied by owner and no visible damages/repairs have been found. No evidences have been found regarding foreclosure filing. The collection comment does not reflect the subject property type and current property condition.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of xx
The payment history dated xx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx

The loan modification agreement was made between “xx  The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.

Bankruptcy was filed by “xx  The deadline for filing the POC was set for xx and the subject creditor ‘xx ’ was filed the POC on xx/xx/xxxx (Deadline date) with secured claim amount of xx  unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $xx,xxx.xx. Amended plan entered on xx/xx/xxxx debtor shall pay the monthly payment is amount of $xx.xx and estimated pre-petition arrearage is xx The plan was confirmed on xx/xx/xxxx. The bankruptcy was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.

Update:
As per collection comments as of x/x/xxxx, the loan is in collection. Collection comment dated x/x/xxxx shows that BWR was unemployed due to Covid. No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx xx date xx The deadline for filing the POC was set for xx and the subject creditor xx was filed the POC on xx (Deadline date) with secured claim amount of xx unsecured amount is $x.xx and arrearage is xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx Amended plan entered on xx/xx/xxxx debtor shall pay the monthly payment is amount of $xx.xx and estimated pre-petition arrearage is xx The plan was confirmed on xx/xx/xxxx. The bankruptcy was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.	The loan modification agreement was made between xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.	Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address city is xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx Tape Value:xx   Variance:    Variance %:    Comment: Mailing address street is xx Needhams Court.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx-xx   Tape Value: xx  Variance:    Variance %:    Comment: Mailing address zip code is xx-   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close tota; debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Needhams Court   Tape Value: xx NEEDHAMS CT   Variance:    Variance %:    Comment: Property address street is xx Needhams Court.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Clayton   Tape Value: DE KALB   Variance:    Variance %:    Comment: Property county Clayton.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. Exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
TILA Finance Charge Test failed hence Loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and variance shows -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test: The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "The subject property is located in xx State; however, required 'Disclosure of Additional Fees' state disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92618091	xx	660	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx states that the subject mortgage was originated onxx
The chain of assignment is not completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are three judgments in the amount of $x,x which was filed by several plaintiffs.
Annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower is not delinquent. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:xx
xx
Latest BPO report datedxx/xx/xxxx locatorxx shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx
The debtor was discharged on x/x/xxxx and terminated on xx/xx/xxxx.
POC was filed on xx with the secured claim amount of xx  and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx bi-weekly for xx months.
Voluntary petition filed onxx/xx/xxxx does not show any unsecured portion.
Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is initiated after loan origination.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test:: Charged $xxxx.xx allowed $xxxx.xx Over By +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test:: Charged $xxxx.xx allowed $xxxx.xx Over By +$xxx.xx.
This loan failed the brokerage/finder fee test. xx The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing in the loan.
x. Placement of Insurance Disclosure
x. xx  Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
x. Insurance Solicitation/Post Commitment"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23201796	xx	526	Not Applicable	46.747%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$226.43	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx The chain of assignment has not been completed as the subject mortgage assignment is with xx instead of the current assigneexx. No active judgments or liens have been found against the borrower/subject property. The annual combined taxes of xxxx have been paid total in the amount of $xxx.xx. No prior year delinquent taxes have been found.	Review of latest payment history shows that the loan is in delinquency for x months. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment made by the borrower is as per the mod dated xx	Collections Comments:comments doc locator-
xx
The loan is in active bankruptcy. The borrower xx  and plan was confirmed onxx/xx/xxxx. The subject creditor had filed the POC onxx/xx/xxxx with the claim amount of $xx,xxx.xx and arrearage in the amount of $xxx.xx. As per the amended chapter xx plan datedxx/xx/xxxx the debtor shall pay $xxx.xx direct to the subject creditor.

The loan is in delinquency for x months. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment made by the borrower is as per the mod dated xx
The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from x.xx%. The borrower had given promise to pay P&I in the amount of $xxx.xx which had begun from xx with a new maturity date of xx The rate changes in x steps ending at x.xxx %.

No comments found regarding the foreclosure proceedings.
The collection comment dated onxx/xx/xxxx shows that the borrower called to report damage to home by water leak due to the hazard loss and transferred to hazard department. The comment dated x/x/xxxx reflects that the xx the amount of $x,xxx.xx was released. The comment dated x/x/xxxx states that endorsement of the claim xx , that borrower can deposit it in her personal account for repairs. However, no evidence has been found in the comments which states that whether the claim has been settled. Also the latest BPO report dated on xx  does not show any damages.
The subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and plan was confirmed onxx/xx/xxxx. The subject creditor had filed the POC on xx with the claim amount of xx and arrearage in the amount of $xxx.xx. As per the amended chapter xx plan datedxx/xx/xxxx the debtor shall pay $xxx.xx direct to the subject creditor.	The loan was modified with an effective date of xx and according to the mod the new principal balance is xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx however the tape data shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: the available mod has step amortization.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street id xx however the tape data shows xx .   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is Genworth however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String reversed is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Closer total debts per xx are $ however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Hill Street   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Required Disclosures (Lvl x) "List of Service provider disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file." * TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,360.46	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52139333	xx	641	Not Applicable	71.201%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.875%	$959.89	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx.Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx.Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of xx  with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx
Borrower   xx  shows that the amount of secured claim xx. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
According to the latest BPO report the subject property is in average condition.

Update:
As per collection comment datedxx/xx/xxxx, the FC initiation was cancelled due to workout. BWR was approved for RPP plan. No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx . Voluntary petition was filed on xx shows that the amount of secured claim xx and unsecured portion $x.xx. The debtor was discharged on xx.	Loan Modification agreement was made between borrower xx on effective date of xx.
The borrower had given promise to pay the UPB of xx  with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes, tape shows No   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx tape shows xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-xx is cash out, tape shows refinance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod is xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to the final application the borrower monthly income is $x,xxx.xx and his monthly expenses are $x,xxx.xx. Therefore, DTI is xx.xxx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD state. Following required State disclosure are missing from loan files:
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19292037	xx	703	Not Applicable	37.067%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.250%	$507.57	xx/xx/xxxx	Financial Hardship	As per review of updated title datedxx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior/piggy back Mortgage available in the updated title report in the amount of xx

The annual combined taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently performing as ofxx/xx/xxxx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on x/x/xxxx.	Collections Comments:The loan is currently performing as ofxx/xx/xxxx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx
The joint debtorsxx
The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx  and the value of collateral is xx The debtor intended to retain the subject property and reaffirm the subject debt.
The Trustee had filed "xx . The joint debtors were discharged on xx/xx/xxxx and case was closed on the same date.
The exterior BPO report is available in the loan file dated xx  which states that the subject property is in average condition and well maintained. The property is occupied by owner. No damages have been reported and the "xx.

Update:
As per collection comments as of x/x/xxxx, the loan is in collection. No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx  and the value of collateral is xx  The debtor intended to retain the subject property and reaffirm the subject debt.
The Trustee had filed "Chapter x Trustee's Report of No Distribution - No Funds" onxx/xx/xxxx. The joint debtors were discharged on xx and case was closed on the same date.	The loan was modified on xx with the x step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date is xx.	Missing Dicsloures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx; however, tape shows xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes; however, tape shows no.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step; however, tape shows Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per xx is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx; however, tape shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71333714	xx	596	Not Applicable	33.729%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$300.34	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx

There is one junior mortgage open against the borrower in the amount of xx.

No prior years delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Loan currently is in performing. Provided payment history as ofxx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of $xx,xxx.xx.
The loan modification agreement was made between borrower xx  with a new principal balance of xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx
The Payment History dated as ofxx/xx/xxxx the delinquency has been done for x month. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. Payment history is available from x/x/xxxx toxx/xx/xxxx however it is missing from x/x/xxxx toxx/xx/xxxx as we required latest xx months complete payment history.
According to the PACER, the borrower had filed the bankruptcy under chapter-xx with case xx . Bankruptcy was discharged on xx
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter-xx withxx Bankruptcy was discharged on xx	The loan modification agreement was made between borrower xx with a new principal balance of xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx.	Missing Dicsloures Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per tape data application date (baseline script version)? is xx, however according to collection comment it is xx. Tape Source: Initial Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data modification stated term is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data post-close total debts per xx is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data stated maturity date is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data total term including mod. exxtensions is xx, however according to collection comment it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Texas. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
																									Construction Loan Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15106939	xx	636	611	29.332%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$29,817.17	4.625%	$1,353.05	xx/xx/xxxx	Financial Hardship
Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment is incomplete; currently assignment is withxx. The last assignment should be with xx’.
There is a senior mortgage in the amount of xx
Review of updated title report shows that there are five active Judgment Liens against subject property, as follows-
x. There is Credit card Judgment in the amount of $x,x held by xx
x. There is Credit card Judgment in the amount of $ x,x held by xx
x. There is Credit card Judgment in the amount of $ x,x held byxx
x. There is Credit card Judgment in the amount of $ x,x held by xx.
x. There is Credit card Judgment in the amount of $ x,x held by ‘xx,   which is recorded onxx/xx/xxxx.
The supporting document attached with title report.
The combined property taxes for the year of xxxx have been  paid onxx/xx/xxxx in the amount of $x,x.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/xxxx.
Collections Comments:Collection comment locater:
xx
According to the BPO report xx  subject property is occupied by owner and no visible damages/repairs have been found.
No evidences have been found regarding foreclosure.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of xx The last payment was made by borrower as per the loan modification agreement which was made on xx
The loan modification agreement was made between “xx . The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $x,xxx.xx
Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was xx  However, unsecured portion remained as $xx,xxx.xx. The deadline for filing the POC was set for xx and the subject creditor ‘xx’ filed the POC on xx (Deadline date) with secured claim amount of xx  and arrearage is $x,xxx.xx. Amended chapter plan entered on xx/xx/xxxx and debtor shall pay the total sum $xx.xx for xx months and $xxx.xx for xx months. This plan was confirmed on xx/xx/xxxx. MFR was entered on xx/xx/xxxx. Trustee’s final report was filed on xx/xx/xxxx shows that claim was scheduled in amount of xx, claim asserted in amount of $x,xxx.xx and claim allowed in amount of xx  however paid to creditor the principal in amount of $x,xxx.xx. Bankruptcy case was discharged on xx and was terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as $xx,xxx.xx. The deadline for filing the POC was set for xx and the subject creditor ‘xx’ filed the POC on xx (Deadline date) with secured claim amount of xx and arrearage is $x,xxx.xx. Amended chapter plan entered on xx/xx/xxxx and debtor shall pay the total sum $xx.xx for xx months and $xxx.xx for xx months. This plan was confirmed on xx/xx/xxxx. was entered on xx/xx/xxxx. Trustee’s final report was filed on xx/xx/xxxx shows that claim was scheduled in amount of $xxx,xxx.xx, claim asserted in amount of $x,xxx.xx and claim allowed in amount of $x,xxx.xx however paid to creditor the principal in amount of $x,xxx.xx. Bankruptcy case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	The loan modification agreement was made between xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx however tape data shows it is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is different from tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx however tape data shows it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State; however, required state disclosures are missing from loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Commitment Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88509234	xx	658	700	33.662%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.125%	$701.04	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as there is no assignment with updated title report. However, the current assignee should bexx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx that was applied for the due date of x/x/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx that was applied for the due date of x/x/xxxx. The next payment is due on xx/xx/xxxx. The loan was modified with an effective date of xx and a new principal balance is xx to the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx The rate changes in x steps ending at x.xxx%. The debtors xx . As per Debtor’s statement of intention dated xx/xx/xxxx, the debtor wants to retain the subject property by reaffirming the debts. The debtors were discharged on xx/x/xxxx. The bankruptcy was terminated on xx/x/xxxx. No foreclosure activities have been found in comments. As per comment, the reason for default is curtailed income. The borrower wants to retain the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs. As per latest property inspection report xx , the subject property is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx . As per Debtor’s statement of intention dated xx/xx/xxxx, the debtor wants to retain the subject property by reaffirming the debts. The debtors were discharged on xx	The loan was modified with an effective date of xx and a new principal balance is xx to the step modification and the rate was starting from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MI is yes.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Mailing address is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property county is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variance is -$xxx.xx."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9593438	xx	624	630	56.511%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxx shows subject mortgage was originated onxx

The chain of assignment is incomplete. The assignment was transferred to xx

Currently the assignment is withxx.

There is state tax lien against the borrower xx in the amount of $xxx.xx with Illinois Department of Revenue which was recorded on xx

xxxx county x half taxes have been paid off in the amount of $x,xxx.xx, on x/x/x.
xxxx county x half taxes have been paid off in the amount of $x,xxx.xx, onxx/xx/xxxx

No any prior year taxes are delinquent as per updated title report.
The review of updated payment history as ofxx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is x/x/xxxx. The last payment (P&I) was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx and Accrued interest in the amount of $x,xxx.xx. The borrower is maxxthe payment as per bankruptcy payment plan.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/x/xxxx. The debtor had filed for bankruptcy under chapter-xx with the xx . The date of last filing bankruptcy isxx/xx/xxxx. The plan was confirmed on x/x/xxxx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx As per chapter xx plan, the debtor shall pay to the Trustee the sum of the $xxx.xx from xx/x/xxxx to x/x/xxxx, the amount $xxx.xx from x/x/xxxx to x/x/xxxx, the amount $xxxx.xx from x/x/xxxx to x/x/xxxx, the amount $xxxx.xx from x/x/xxxx to x/x/xxxx, the amount $xxxx.xx from x/x/xxxx to x/x/xxxx and the amount $xxxx.xx from x/x/xxxx to duration of plan. The debtor was discharged onxx/xx/xxxx and also got terminated on x/x/xxxx.
 The review of updated payment history as ofxx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is x/x/xxxx. The last payment (P&I) was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of xx and Accrued interest in the amount of $x,xxx.xx. The borrower is maxxthe payment as per bankruptcy payment plan.

The reason for default is not available in latest servicing comments. As per the latest BPO report datedxx/xx/xxxx, the subject property is owner-occupied and is in an average condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor had filed for bankruptcy under chapter-xx with the xx . The date of last filing bankruptcy is xx. The plan was confirmed on x/x/xxxx. The POC was filed on xx the POC amount is xx and the arrearage amount is $x,xxx.xx. As per chapter xx plan, the debtor shall pay to the Trustee the sum of the $xxx.xx from xx/x/xxxx to x/x/xxxx, the amount $xxx.xx from x/x/xxxx to x/x/xxxx, the amount $xxxx.xx from x/x/xxxx to x/x/xxxx, the amount $xxxx.xx from x/x/xxxx to x/x/xxxx, the amount $xxxx.xx from x/x/xxxx to x/x/xxxx and the amount $xxxx.xx from x/x/xxxx to duration of plan. The debtor was discharged onxx/xx/xxxx and also got terminated on x/x/xxxx.	Not Applicable	Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date (Baseline script version) is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The debtor has filed the bankruptcy is xx which has been terminated on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Lender name is xx...   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Nexxt pay change date is xx.   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Nexxt rate change date is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: xx_month_advance_int_prepaid_exxcess_of_xx%_of_OPB   Tape Value: xx_mos_int_on_OPB   Variance:    Variance %:    Comment: Prepayment penalty description is xx_month_adavance_int_prepaid_exxcess_of_xx.   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days Loan Value: First Business Day of Preceding Month Tape Value: xx Days Variance: Variance %: Comment: Servicing look back days is First Business day of Precedin. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unable to be confirmed from the given lenders document."
																									* Settlement date is different from note date (Lvl x) "According to final Hud-x, the settlement date xx/xx/xxxx which is different from the note date xx/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1485780	xx	594	Not Applicable	49.108%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$407.37	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be withxx
Active Judgments and Liens;
x) x State tax liens found pending against the borrower xx. recorded on xx/xx/xxxx & xx/xx/xxxx respectively, totaling in the amount of $x,xxx.xx. Both the liens are in the favor of xx.
x) One civil judgment found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xx
x) x HOA liens found pending against the property recorded on different dates totaling in the amount of $x,xxx.xx, all the liens are in the favor of xx.
Property Tax Status;
x) x installment county taxes for the year of xxxx are due for the amount of $xxx.xx till the due date of xx/xx/xxxx.
x) x installment utility charges are due for the amount of $xx.xx till the due date of xx/xx/xxxx.
x) x installment county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
x) x installment county taxes for the year of xxxx have been paid in the amount of $xx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx/xx/xxxx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of xx The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement.
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at x.xxx % and a P&I payment of $xxx.xx beginning from xx/xx/xxxx with a new maturity date of xx/xx/xxxx.  The  rate is in x steps ending with x.xxx%.
The foreclosure was not initiated in the loan.
The borrower xx  The plan was later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
The current status of loan is performing.
Latest available BPO report dated xx/xx/xxxx located at xx  shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The plan was later discharged on xx
The creditor had not filed POC.
Schedule D under voluntary petition shows the amount of without deducting the value of collateral is xx amount of claim is xx and unsecured debts are in the amount of xx	Loan Modification agreement was made between borrower xx”
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx with a new maturity date of xx.  The  rate is in x steps ending with xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from hist.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from hist.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Taken from Application.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Taken from Mod.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Single Family   Tape Value: PUD   Variance:    Variance %:    Comment: Taken from Appraisal.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Taken from Mod. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31726772	xx	667	684	35.576%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,168.19	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
Borrower xx  and the plan was confirmed on xx/xx/xxxx.  The POC was filed on xx  The POC amount is xx and total arrearage amount is $x,xxx.xx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx The POC amount is xx and total arrearage amount is $x,xxx.xx. The debtor was discharged on xx and case was terminated on xx	Loan Modification agreement was made between borrower xx.
The borrower had given promise to pay the UPB of xx  with interest rate of xx  with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
HUD-1 Closing Statement Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes, tape shows no   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower middle name is xx tape shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original PI is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt per xx is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx, tape shows x   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod exxtension is xx, tape shows xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Final TIL Date after actual transaction date (Lvl x) "Final TIL date is xx/xx/xxxx; however, note date is xx/xx/xxxx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosure are missing from loan files:
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
																									xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69744724	xx	622	Not Applicable	56.660%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$36,995.88	3.625%	$658.99	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx

There are total five HOA Liens against the property in the favor of xx
There is one civil judgment against the borrower in favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
Annual county taxes of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
No prior years of delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is delinquent for x month and next due is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/x/xxxx. The UPB reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment as per Modification agreement.	Collections Comments:The loan is currently in the collection. According to the payment history as ofxx/xx/xxxx, the borrower is delinquent for x month and next due is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/x/xxxx. The UPB reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment as per Modification agreement.
The reason for default is unable to be determined.
The loan has been modified between Borrower xx
The borrower xx had filed bankruptcy under Chapter x with the xx  The debtor was discharged on xx/xx/xxxx. The case was terminated on xx/xx/xxxx.
According to Updated title report dated xx/xx/xxxx, the subject property is owner-occupied and average in condition.

Update:
As per collection comments as of x/x/xxxx, the loan is in collections. No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx The debtor was discharged on xx. The Schedule-D of voluntary petition dated xx/xx/xxxx, the amount of claim without deducting the value of collateral is xx and the value of property is xx.	This modification agreement was made between Borrower xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date xx. The interest bearing amount is xx. There is a deferred balance in the amount of xx.	Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Ageb of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower Stephanie Hood had filed bankruptcy under Chapter xx with the case xx on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The deferred balance is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated Term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total Debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property street address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
																									x.Home Buyer Education and Counseling Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88772573	xx	565	595	27.330%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$20,577.40	4.250%	$745.50	xx/xx/xxxx	Financial Hardship
Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx
The chain of assignment is incomplete; currently assignment is with xx.

x. There is civil judgment in the favor of ‘xx’ active against the borrower which was recorded onxx/xx/xxxx in the amount of $x,x.x.
x. There is Hospital lien in the favor of ‘xx’ active against the borrower which was recorded onxx/xx/xxxx in the amount of $x,x.x.
x. There is civil judgment in the favor of ‘xx’ active against the borrower which was recorded on x/x/xxxx in the amount of $x,x.x.
The combined annual taxes for the year of xxxx have been paid off in the amount of $xxxx.xx.
No delinquent taxes have been found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred amount is $xx,xxx.xx.
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the modification made on xx/xx/xxxx.
Collections Comments:Collection comment Documents:

xx

According to BPO report xx  the subject property is occupied by owner and no damages/repairs have been found. The comment dated xx/xx/xxxx shows that the subject property is occupied by owner no visible damages have been found. The comment dated xx/xx/xxxx shows that inbound call for ‘borrower stated that her husband had not worked that much and her daughter going back to college and she need just to see about doing a defer payment’.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred amount is xx
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of xx The last payment was made by borrower as per the modification made on xx
Review of loan file stated that the foreclosure was initiated in xxxx and file was referred to attorney. The complaint was filed on xx/xx/xxxx. No further information is available regarding foreclosure filing.
Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is xx Bankruptcy case was discharged on xx and was terminated on xx

Update:
As per the collection comments as of x/x/xxxx, the loan is current. No additional information was found in recent collection comments review.

Foreclosure Comments:Review of loan file stated that the foreclosure was initiated in xxxx and file was referred to attorney. The complaint was filed on xx/xx/xxxx. No further information is available regarding foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by “xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx Bankruptcy case was discharged on xx and was terminated on xx
The loan modification agreement was made between ‘xx on xx. The first modified payment is still due for xx and the new maturity date will be xx. The new Modified Unpaid Principal Balance is xx and deferred balance is in the amount of xx. The borrower made the last payment as modification terms with interest rate of xx and modified P&I is xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx however the tape data shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application Date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred Principal per Payment History is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Closer total debts per xx are xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address street is xx .   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term including mod. Exxtensions xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA failed for Foreclosure rescission charged test."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge test. As per loan data foreclosure rescission finance charge is $xxx,xxx.xx. However, comparison data is $xxx,xxx.xx and variance is -xx.xx."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State, however, the required state disclosures are missing from the loan file.
x.MN Notice of Right to Discontinue Escrow
x.Interest Rate or Discount Point Agreement
x.Conditional Qualification/Approval Disclosure
x.Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33767226	xx	720	Not Applicable	39.309%	First	Final policy	Not Applicable	x	xx	xx	$11,296.70	2.000%	$872.63	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
x) There multiple ECB liens against the borrower xx in the favor of Environmental Control Board which was recorded on xx.
x) There is a junior mortgage in the favor of xx. However, the satisfaction document is signed by a wrong party.
x) There is an HOA lien on the subject property in the favor of xx which was recorded onxx/xx/xxxx in the amount of $xxxx.xx.
The first and second installment Borough taxes of xxxx have been paid in the total amount of $xxxx.xx. The third and fourth installment Borough taxes of xxxx have been paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.
The step loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months, then $xxxx.xx with the interest rate of x.xxx% for xx months, then $xxxx.xx with the interest rate of x.xxx% for xx months and $xxxx.xx with the interest rate of x.xxx% beginning from xx till maturity date of xx The deferred balance amount is xx and the interest-bearing amount is xx The New Principal Balance stated in the modification is xx
The borrower had filed bankruptcy under chapter xx with the case xx . The motion for relief from stay was filed on xx The case was discharged on xx and was terminated on xx
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The BPO report datedxx/xx/xxxx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx . The motion for relief from stay was filed on xx The case was discharged on xx and was terminated on xx	The step loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of xx with the interest rate of xx for xx months, then xx with the interest rate of xx for xx months, then xx with the interest rate of xx for xx months and xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	HUD-1 Closing Statement	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy under chapter xx with the case #xx-xx on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod term is xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. However, points and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is
																									understated by more than $xxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78515458	xx	765	741	37.467%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,015.92	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The chain of the assignment is not completed.
No outstanding liens/judgments against borrower/property.
Annual county taxes has to be follow.

Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower have been delinquent for x month. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date of xx/x/xxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x month behind his scheduled payments.
Collections Comments:Collection comment locators xx
xx

The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Latest BPO report datedxx/xx/xxxx locator xx  shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Comment history is available from x/x/xxxx tillxx/xx/xxxx. However, we require latest xx months comments history. Comments are missing from x/x/xxxx tillxx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx
The debtor was discharged on xx
Voluntary petition filed onxx/xx/xxxx shows that the amount of secured claim is xx  and unsecured portion is xx
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is xx. The maturity date is xx.	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not reuiqred.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-xx   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Purpose of refinace is lower terms.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No junior mortgage   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Mod terms xx terms Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86025439	xx	692	710	37.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed as currently the assignment is with xx
x) State Tax lien has been found pending against the borrower xx, it was recorded on xx/xx/xxxx in the amount of $xx,xxx.xx which is in the favor of xx
x) Judgment has been found pending against the borrower xx, it was recorded on xx/xx/xxxx in the amount of $xx,xxx.xx which is in the favor ofxx
x) Judgment has been found pending against the borrower xx  it was recorded on xx/xx/xxxx in the amount of $x.xx which is in the favor of xx
x) Judgment has been found pending against xx, it was recorded on xx/xx/xxxx in the amount of $x.xx.
x) Judgment has been found pending against the borrower xx
x) Civil Judgment has been found pending against the borrower xx

xxxx County annual taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior years delinquent taxes found.

The Payment History dated as of xx/xx/xxxx reveals that the borrower is maxxregular payments and the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx %. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is maxxregular payments and the loan is performing. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The foreclosure was started in the year xxxx and complaint was filed on xx The judgment was entered on xx The borrower filed bankruptcy on xx and foreclosure activity was put on hold. The bankruptcy is still active. It seems that the loan was reinstated and now the loan is performing.
xx  and the plan was confirmed on xx
xxxx County annual taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior years delinquent taxes found.
No damages are reported in the available servicing comments.

Foreclosure Comments:The foreclosure was started in the year xxxx and complaint was filed onxx/xx/xxxx. The judgment was entered onxx/xx/xxxx. The borrower filed bankruptcy on x/x/xxxx and foreclosure activity was put on hold. The bankruptcy is still active. It seems that the loan was reinstated and now the loan is performing.
Bankruptcy Comments:xx and the plan was confirmed on xx POC was filed on xx shows secured claim in the amount of xx and an arrearage in the amount of xx Chapter xx plan shows the debtor shall pay to the trustee a periodic payments of $x,xxx every month up to xx month. MFR yet not filed by borrower.	Not Applicable	Loan Program Info Disclosure	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per tape data Application data (Baseline Script Version) is xx and as per review it is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per tape data interest only exxpiration date is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancies   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Nexxt Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Nexxt payment change date is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Nexxt Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data Nexxt rate change date is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data Original Stated P&I is xx and as review it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment string is MMxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment string is MMxx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data Post-Close total per xx is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per property street address is xx and as per review it is xx.   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days Loan Value: First Business Day of Preceding Month Tape Value: xx Days Variance: Variance %: Comment: As per Note Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index is unavailable in the documents provided."
																									* Settlement date is different from note date (Lvl x) "Settlement date x/x/xxxx is different from note date of x/x/xxxx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97388537	xx	725	Not Applicable	33.566%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$72,596.22	2.000%	$849.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with xx
There is an active subordinated mortgage against the property which was originated on xx
There are x active water/Sewer liens against the subject property in the favor of the City of xx recorded onxx/xx/xxxx in the amounts of $xxx.xx and $xxx.xx.
Annual County taxes for the year xxxx have been paid on x/x/xxxx, xx/xx/xxxx,xx/xx/xxxx andxx/xx/xxxx in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Unable to be determined the reason for default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated in the recent collection comments.
No foreclosure activity has been found in the loan file as well as in the collection comments.
As per the BPO report dated xx/xx/xxxx which was located at “xx , the subject property has been occupied by the owner and is in good condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx on xx The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx  No comment has been found indicating a cram down.  The case was discharged on xx and fully terminated on xx

The step loan modification agreement was made on xx between the borrower xx. The Unpaid principal Balance is xx with an interest rate of xx which steps up in x steps ending at xx.
The borrower promises to pay the monthly  P&I of xx beginning from xx and the maturity is xx. The lender had deferred the amount of xx from the principal balance. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision.
Loan Program Info Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The Application reflects the application date as xx. Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest Only Exxpiration Date is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was ARM.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject mailing Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Modification reflects the Loan Maturity Term in Months as xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note, original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Application reflects the post lose debts as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: xx Days   Variance:    Variance %:    Comment: The Nte reflects the servicing look back days as First Business Day of preceding month.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects Stated Maturity Date as xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license.
As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx.
CT License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Connecticut license validation test."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following required state disclosures are missing from the loan file:

x. Interest Rate Disclosure
x. Lock-In Agreement Disclosure
x. Payoff Statement Disclosure
x. Legal Representation Disclosure
x. Non-Prime HUD Contact Disclosure
x. Non-Prime Notice of Loan Terms Disclosure
x. Interim Financing Disclosure"
* Operative index value is unable to confirm (Lvl x)     "The Operative Index Value at the time of origination is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the both borrowers."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26099584	xx	500	Not Applicable	38.101%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$517.81	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of $x,xxx.xx, recorded on xx/xx/xxxx and filed by County ofxx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx
The borrower had filed the   under the chapter xth xx  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The debtor was discharged on xx and the case was terminated on xx

Update:
As per collection comments as of x/x/xxxx, the loan is current. No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the under the chapter xth xx . The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The debtor was discharged on xx/xx/xxxx and the case was terminated on xx	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of xx  with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK is yes, tape shows No   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name xx, tape shows xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xxm, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt per xx is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod exxtension is xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37300844	xx	689	Not Applicable	43.592%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$55,477.74	4.000%	$1,218.88	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx.
The chain of the assignment is not completed currently. .
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are two judgments in the total amount $xxxxx.xx which was filed by different plaintiffs.
Annual combined taxes have been paid in the amount of $xxxx.xx.
Utilities charges are due in the amount of $xxx.xx
Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $x,xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Collection comment locators xx
xx

Comment history is available from x/x/xxxx tillxx/xx/xxxx. However, we require latest xx months comments history. Comments are missing from x/x/xxxx tillxx/xx/xxxx.
Latest BPO report datedxx/xx/xxxx locator xx  shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx
The debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
POC was filed on xx with the secured claim amount of xx  and the arrearage of xx
Voluntary petition filed onxx/xx/xxxx shows that the amount of secured claim is xx  and unsecured portion is xx
Debtor (borrower) will pay to the U.S. Trustee the sum of $xxxx.xx for xx months.
Order for to convert case from chapter xx to chapter x was filed on xx
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is xx. The maturity date is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx however tape data is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy ie yes however tape data is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred principal (Modification ) per payment history is xx however tape data is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification Stated Term is xx however tape data is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total Debts per xx is xx however tape data is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx however tape data is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Charged $xx.xx allowed $x.xx Over By +$xx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Charged $xx.xx allowed $x.xx Over By +$xx.xx.
This loan failed the xx prohibited fees test. xx loan does charge fee(s) not provided for in this act, which is prohibited."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
xx  Application Disclosure
Delivery Fee Authorization
xx  Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9569952	xx	670	544	47.023%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$15,221.65	4.125%	$258.87	xx/xx/xxxx	Financial Hardship	Review of updated title report dated onxx/xx/xxxx shows that the mortgage was originated on xx
The chain of assignment has not been completed as the current assignment is with xx.
No any active judgments or liens have been found.
The annual county taxes of xxxx have been paid total in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for x month. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment made by the borrower is as per the mod datedxx/xx/xxxx.	Collections Comments:comment history-
xx

The loan is in delinquency for x month. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment made by the borrower is as per the mod dated xx
The Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx
The borrower Frederic xx  and plan was confirmed onxx/xx/xxxx. The subject creditor was filed the POC on xx in the amount of  xx and arrearage is in the amount of $x,xxx.xx. As per the chapter xx plan datedxx/xx/xxxx debtor should make regular payment in the amount of $xxx.xx monthly and arrearage payment is $xx.xx monthly.
Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is xx

As per BPO report datedxx/xx/xxxx the subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  and plan was confirmed onxx/xx/xxxx. The subject creditor was filed the POC on xx in the amount of  xx and arrearage is in the amount of $x,xxx.xx. As per the chapter xx plan datedxx/xx/xxxx debtor should make regular payment in the amount of $xxx.xx monthly and arrearage payment is $xx.xx monthly.
Schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is xx

The Loan Modification agreement was made on an effective date of xx between xx.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date isxx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Lender Paid MI ? Unavailable.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx. However the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String reversed is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Closer total debts per xx are xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xxand tape data shows xx..   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total term including mod exxtension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State and the required State disclosures are missing from the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
xx  Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79517259	xx	578	610	27.131%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$54,800.00	2.000%	$387.93	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The property tax status:
x)  The x installment the county taxes of xxxx are paid in the amount of $x,xxx.xx.
x)  The x installment county taxes of xxxx are paid in the amount of $x,xxx.xx.
The payment history datedxx/xx/xxxx shows that borrower is current with the mortgage payments and the next payment due date is x/x/xxxx. However, the tape data as ofxx/xx/xxxx reflects next due date x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on x/x/xxxx. The current UPB per tape data is in the amount of $xxx,xxx.xx.	Collections Comments:Loan Status: The borrower is current with the mortgage payment and the next due date per tape date is x/x/xxxx.

The divorced has been granted to the borrower.  As per servicing comment dated xx/xx/xxxx, the court had ordered to remove borrower "xx" from the account.

According to BPO report datedxx/xx/xxxx, the subject property appears to be in average condition and has been occupied by the owner. The property is valued in the amount of xx

Foreclosure Comments:The foreclosure was initiated by filing the law suit against the subject property on xx/xx/xxxx under xx .  The case information summary indicates that the case was dismissed on xx/xx/xxxx.  The loan was re-instated by the borrower.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with thexxx . The schedule D of the voluntary petition lists the value of collateral in the amount of xx and the secured claim in the amount of xx Therefore, the unsecured portion is xx The subject property was claimed as an exempt on the schedule C. The statement of intent shows borrower intends to retain. The debtor was discharged on xx and the case was terminated on xx
The loan modification agreement was made between the borrower, xx on the date of xx with a new principal balance of xx. Out of the new principal balance, the amount of xx has been deferred. No interest will be charged on the deferred amount. Hence, the interest at the fixed rate of xx would be charged on the amount of xx from xx. The new monthly payment is in the amount of xx.The new maturity date will be xx.
Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bankruptcy post loan origination is YES   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The deferred principal as per modification and payment history is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date of modification agreement is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including modification extensions are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) "According to review of loan file and the tape data, the loan is xx insured as the LTV at origination of mortgage was xxx.xx%. However, the MI certificate was not found in the loan file. No evidence of cancellation MI certificate has been found."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure document is missing from the loan files."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13554988	xx	595	660	64.646%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$42,655.00	4.250%	$799.36	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The latest assignment is with xx. The latest assignment should be withxx.

There are no active liens and judgments.
Annual County taxes of the year xxxx have been paid in the amount of $xxxx.xx on xx/x/xxxx.
Annual city taxes of the year xxxx have been paid in the amount of $xxxx.xx on xx/x/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is current with the payments. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is maxxregular payments. The borrower is current with the payments. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The reason for default is unable to determine. The subject property has been occupied by the owner. No comments have been found for damages or repairs. The borrower want to keep his property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-x with the xx POC not filed. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $ xx and the value of the collateral is $ xx however, the unsecured portion is $ xx The case has been discharged on xx	According to the modification, the loan was modified on xx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on xx. The maturity date reflects per modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Most recent mod data was used   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Most recent mod data was used   Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Most recent mod data was used   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Most recent mod data was used Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per xxxx dated x/x/xxxx, the total monthly income is in the amount of $xxxx.xx and the total monthly expenses is in the amount of $xxxx.xx hence, DTI is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in GA State. The following state disclosures are missing in the loan files.
xx  of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40939430	xx	684	748	29.666%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$119,429.77	4.625%	$1,275.27	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx. The chain of assignment has not been completed as the assignment is currently with xx instead ofxx.
There is one junior mortgage against the subject property in the amount of xx. which was recorded onxx/xx/xxxx.
There is one judgment against the name of borrower which was recorded on x/x/x in favor of Thexx
The combined annual taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per the mod dated xx	Collections Comments:comments doc locator-
xx

The loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per the mod dated xx
The Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount. xx

Debtorxx  shows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is xx  The amended POC was filed on xx with the secured claim amount of xx  and arrearage in the amount of $x,xxx.xx. On xx/xx/xxxx where debtor proposes or demands xx         and debtor had filed Motion to set mediation for modification of subject mortgage xx  On June xx, xxxx court ordered  xx  creditor to get mediator for modification of subject mortgage. However docket history does not list any modification agreement. The plan was confirmed on xx/x/xxxx and as per the amended plan datedxx/xx/xxxx the debtor shall pay $x,xxx.xx monthly for xx months directly to the subject creditor xx ., and arrearage in the amount of $x,xxx.xx with monthly payment of $xx.xx for xx months. On x/x/xxxx the bankruptcy was discharged and case was terminated on xx/xx/xxxx. The trustees’ final report datedxx/xx/xxxx reflects that the principal in the amount of xx paid towards the subject claim.

As per latest BPO report datedxx/xx/xxxx the subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx therefore, the unsecured portion is $xxx,xxx.xx. The amended POC was filed onxx/xx/xxxx with the secured claim amount of xx and arrearage in the amount of $x,xxx.xx. On xx/xx/xxxx where debtor proposes or demands xx . On June xx, xxxx court ordered xx creditor to get mediator for modification of subject mortgage. However docket history does not list any modification agreement. The plan was confirmed on xx and as per the amended plan datedxx/xx/xxxx the debtor shall pay $x,xxx.xx monthly for xx months directly to the subject creditor xx ., and arrearage in the amount of $x,xxx.xx with monthly payment of $xx.xx for xx months. On x/x/xxxx the bankruptcy was discharged and case was terminated on xx/xx/xxxx. The trustees’ final report datedxx/xx/xxxx reflects that the principal in the amount of xx paid towards the subject claim.	The Loan Modification agreement was made on an effective date of xx between xx.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was filed in xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: doc date of last mod is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment histoiry string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: as per latest payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: as per final xx total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State and the required disclosures are missing from the loan file as follow.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
																									Insurance Sales Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15824472	xx	575	Not Applicable	32.717%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$346.05	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx The chain of assignment is incomplete as the subject mortgage is currently with the, xx.
There is an active junior mortgage in the amount of xx,
There are two active State tax Liens against the borrower in the total amount of $xxxx.x which was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of xx
x installment of County tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
x installment of County tax of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +x months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for +x months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx
Borrower has filed bankruptcy under chapter x xx  states that the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remained as $x.xx. As per statement of intention of voluntary petition dated xx/xx/xxxx, debtor wants to reaffirm the subject claim. Debtor was discharged on xx
As per latest BPO report datedxx/xx/xxxx, Subject property is occupied by the owner and in average condition.

Update:
There is no additional changes in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter x xx states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as $x.xx. As per statement of intention of voluntary petition dated xx/xx/xxxx, debtor wants to reaffirm the subject claim. Debtor was discharged on xx	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx months Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The MI company name is xx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property county is xx as per the security instrument.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total terms including modification exxtensions are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) "The subject loan is conventional. LTV exceeds xx%. Hence xx certificate is required which is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure document is missing from the loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15934505	xx	608	Not Applicable	56.238%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$17,562.72	4.000%	$220.19	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx. The chain of assignment has not been completed as the assignment is currently with xx instead ofxx.

No active judgments or liens have been found against the borrower/subject property.
The combined annual taxes of xxxx have been paid total in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is performing. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date ofxx/xx/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment made by the borrower is as per the mod dated xx	Collections Comments:xx x_commentthistory.csv_servicing_comments and
xx

The loan is performing. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date ofxx/xx/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. The last payment made by the borrower is as per the mod dated x/x/xxxx.
The Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

The borrowers xx . As per voluntary petition debtor intends to retain the property and wants to reaffirm the debt. The case was discharged on xx and terminated on xx

As per BPO report datedxx/xx/xxxx the subject property is owner occupied, no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx . As per voluntary petition debtor intends to retain the property and wants to reaffirm the debt. The case was discharged on xx	The Loan Modification agreement was made on an effective date of xx between xx.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bk was filed on xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address city is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address State   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address state is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx Grand Central xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address zip code is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: mod stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: total debts are xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: purpose of transaction as per hud-xx is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total term including mod exxtension is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud-1 is not executed by Borrower."	* xx FHA or MIC missing and required (Lvl x) "This is conventional loan and LTV exceeds xx% hence required xx Cert which is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIl is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5371457	xx	700	717	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$972.69	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx. The Chain of the assignment has not been completed. It is missing from xx toxx, Inc.
No active judgments or liens have been found against the borrower.
Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is x/x/xxxx. The last payment was received date isxx/xx/xxxx and it is in the amount of $xxx.xx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The present status of the loan is in performing and the next due date for payment is x/x/xxxx. The reason for default from the servicing comments is unable to be determined.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx   and the plan was discharged onxx/xx/xxxx and was terminated onxx/xx/xxxx. As per Reaffirmation agreement, the Debtor shall pay to the trustee the sum of $xxx.xx per month for  xx months. The POC has not been filed. As per schedule D of Voluntary Petition filed onxx/xx/xxxx, the amount of claim without deducting the value of the collateral as xx  and value of the collateral as xx  however, the unsecured portion is xx

The Loan modification agreement was made on xx, between the borrower xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date xx. The new principle balance stated in the Modification is in the amount of xx. The deferred amount has not been given. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision. The loan has been modified only once since origination.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrowers xx had filed for bankruptcy under chapter-xx with the case# xx on xx. The debtor discharged and terminated on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Pine State xx   Tape Value: Pine State Mortgage Corporation,xx   Variance:    Variance %:    Comment: The Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The principal balance stated in mod is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod exxtentions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. However following disclosures are missing from the loan file.
xx  of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97587256	xx	627	Not Applicable	41.946%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.625%	$794.42	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is withxx. It should be withxx Inc.
There is a junior mortgage open against the subject property in favor of xx
x) There is a civil judgment open against the borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on x/x/x.
x) There is a civil judgment open against the borrower in the favor of The xxwhich was recorded on x/x/x.
x) There is a civil judgment open against the borrower in the favor of xx the amount of $x,xxx.xx which was recorded on x/x/x.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx . Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as xx Reaffirmation Agreement was filed on xx This case was discharged on x/x/xxxx and it was terminated on x/x/xxxx.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:
There is no additional changes in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx . Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx Reaffirmation Agreement was filed on xx This case was discharged on xx and it was terminated on xx	The loan modification agreement was made between borrower and lender on xx with a new principal balance of xx with rate of xx. The borrower promise to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx. The interest bearing amount was xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Legal Description	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx however tape data shows it is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes however tape data shows it is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Deferred principal balance is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is different from tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment: Property address is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx however tape data shows it is xx Tape Source: Initial Tape Type:	3: Curable	* Legal Description missing (Lvl 3) "According to updated title report datedxx/xx/xxxx, incorrect property address given on mortgage assignment recorded xx. The assignment Shows Property Address as xx	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26758545	xx	657	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$54,000.00	2.000%	$381.94	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment is not complete. Currently assignment was transferred from 'xx' to 'xx' which was recorded on xx/xx/xxxx. The last assignment should be with xx'.

x. There are x civil judgments against the borrower ‘xx’ with different plaintiff names
In the total amount of $xx,xxx.xx which was recorded on different dates.

x. There are two state tax Lien against the borrower ‘xx; Et al’ which was recorded on xx/xx/xxxx and xx/xx/xxxx in the favor of ‘xx
x. xx

The county annual taxes for the year xxxx have been paid in the amount of $ x,xxx.xx.
The county first installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
Review of updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx and deferred amount is $xx,xxx.xx. The Borrower made the last payment as per the note terms that with interest rate of x.xx% and modified P&I $xxx.xx.	Collections Comments:As per the collection comments and latest BPO report xx , the subject property is occupied by the owner and property is in good condition and no damages have been found. The comment dated xx/xx/xxxx shows that subject property is occupied by owner.
The comment dated xx/xx/xxxx shows that they were discussed reinstatement, xx

Review of updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx and deferred amount is $xx,xxx.xx. The Borrower made the last payment as per the note terms that with interest rate of x.xx% and modified P&I $xxx.xx.

The loan modification agreement was made between “xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx deferred amount is xx and interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.

Bankruptcy was filed by xx . Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx.   was entered on xx

Review of loan file and collection comment stated that the foreclosure was initiated in xxxx. The foreclosure file was referred to Attorney on xx/xx/xxxx and the foreclosure complaint was filed on xx However, the collection comment does not reflect the foreclosure proceeding. Unable to be determine the current foreclosure status.

Update:
As per the comment dated xx/x/xxxx, the repayment plan was approved for x months and it starting in Nov
Foreclosure Comments:
Review of loan file and collection comment stated that the foreclosure was initiated in xxxx. The foreclosure file was referred to Attorney on xx/xx/xxxx and the foreclosure complaint was filed xx . However, the collection comment does not reflect the foreclosure proceeding. Unable to be determine the current foreclosure status.

Bankruptcy Comments:Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. MFR was entered on xx. The bankruptcy was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.	The loan modification agreement was made between xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.	Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As final application the application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Pacer xx  had filed bankruptcy under chapter xx plan case# xx on xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure complaint was filed on xx   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per modification document deferred principal(modification) per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification document modification stated term xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod. Exxtensions xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl x) "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the required state disclosures are missing from the loan file.
xx  Collateral Protection Insurance Notice
																									x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24365387	xx	595	614	39.706%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$65,975.30	2.000%	$419.04	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx Subject Mortgage is on first lien position. There are x civil judgments on the subject property. First in the amount of $xxx.xx this was recorded on xx/xx/xxxx. Second in the amount of $xxx.xx this was recorded on xx/xx/xxxx. Third in the amount of $xxx.xx this was recorded on xx/xx/xxxx. Forth in the amount of $xxx.xx this was recorded on xx/xx/xxxx. Fifth in the amount of $xxx.xx this was recorded on xx/xx/xxxx. Sixth in the amount of $xxx.xx this was recorded on xx/xx/xxxx. There is one civil judgment in the amount of $x,xxx.xx this was recorded on xx/xx/xxxx in favor ofxx. There is one state tax lien in the amount of $x,xxx.xx this was recorded on xx/xx/xxxx. xxxx-xxxx county x taxes had been paid off in the amount of $xxx.xx on xx/xx/xxxx. xxxx-xxxx county x taxes had been paid off in the amount of $xxx.xx on xx/xx/xxxx.	Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/xxxx to xx/xx/xxxx reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with exterior paint - paint and labor + TLC damage of $xxxx.xx. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx/xx/xxxx. The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx discharged on xx/xx/xxxx and also got terminated on xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx The bankruptcy case was discharged on xx/xx/xxxx and also got terminated on xx/xx/xxxx.	Loan Modification agreement was made between borrowers xx. The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx. The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx. The unpaid principal balance that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx II   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: Current bankruptcy is discharged.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Deferred amount is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity dated is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
 Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56809870	xx	683	Not Applicable	50.218%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$961.06	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated onxx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two final Default Code Enforcement Judgments (Code Enforcement or Unsafe Living Conditions) against the borrower xx in the total amount of $xxx.xx in the favor of xx.” which were recorded on xx/xx/xxxx and xx/xx/xxxx with xx respectively.
The address given on the lien document is not matching with the subject property.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
Borrower xx amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The debtor was discharged on xx/xx/xxxx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $xx,xxx.xx.
The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started  from x.xx% and borrower had given promise to pay P&I in the amount of  $xxx.xx beginning on xx with a new maturity date of xx  The rate changes in x steps ending at x.xxx%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx  and the plan was confirmed on xx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The debtor was discharged onxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is xx
The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy(Post Loan Origination) is yes, tape shows no   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt per xx is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod exxtension is xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is Failed as  Loan Data is  $xxx,xxx.xx,Comparison Data is  $xxx,xxx.xx and  Variance is -$xxx.xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. Following required State disclosure are missing from loan files:
x.Expiration of Lock-in or Commitment Period
x.Radon Gas Disclosure
																									x.Anti-Coercion Notice"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26916878	xx	599	627	37.382%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,239.64	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active UCC lien against borrower which is in the amount of $x.xx recorded onxx/xx/xxxx.
Annual county taxes for the year of xxxx-xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
The borrower had filed the   under the chapter xth xx
According to the latest BPO report the subject property is in average condition.

Update:
There is no additional changes in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the under the chapter xth xx	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER report, the borrower filed bankruptcy chapter xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in x x State. The following required state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82017759	xx	731	Not Applicable	42.501%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$52,887.20	4.625%	$564.73	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx. The chain of assignment is incomplete as the subject mortgage is currently with the, “xx” instead of “xx”.
There is an active Credit card judgment against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx	Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new principal balance is xx Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx
Borrower had filed bankruptcy under chapter-x with the casexxon xx Chapter x Trustee's Report of No Distribution was field onxx/xx/xxxx. Debtor was discharged xx. Bankruptcy terminated onxx
As per latest BPO report datedxx/xx/xxxx, subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with the xx	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes however tape data shows it is no.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is different from tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx however tape data shows it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which are missing from the loan file.
x. xx  of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42632278	xx	641	Not Applicable	43.924%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$12,990.92	3.875%	$360.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated onxx
The chain of assignment is missing from the updated title report. The latest assignment of mortgage is withxx, Inc.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx month The next due date for the payment is xx/xx/xxxx. The borrower made last payments as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/xxxx to xx/xx/xxxx, reveals that the loan is in delinquency for xx month The next due date for the payment is xx/xx/xxxx. The borrower made last payments as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with not visible damages or repairs. It is in average condition.
The reason for default of borrower is Illness of borrower. The borrower made last payment as per loan modification on xx The loan is modified once since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx The unpaid principal balance that has been amortized is $xx,xxx.xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx	Loan Modification agreement was made between borrower xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Data tape Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Data from the application   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Data from the pacer   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Data from the note   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Data from the modification   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Data from the payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Data from the payment history   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Data from the application   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Data from the modification   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Data from the modification Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx  The following state disclosure is missing from the loan file.
																									Disclosure of Additional Fees"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48720503	xx	633	Not Applicable	15.849%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$339.44	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxx shows that the subject mortgage originated onxx
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
Annual combined taxes of xxxx have been paid in the amount of $xxx.xx.	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection and currently performing.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is nest due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx  had filed bankruptcy under chapter-xx with the casexx . Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as $xx,xxx.xx. POC was filed by xx,      onxx/xx/xxxx, in the secured claim amount xx  and an arrearage in the amount of $xx,xxx.xx. POC was filed by xx on xx in the secured claim amount xx and an arrearage in the amount of $x,xxx.xx. Chapter xx Trustee's Final Report and Account dated xx
No foreclosure proceedings has been found.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:
As per the comment dated x/x/xxxx, the x months repayment plan was approved.
As per the comment datedxx/xx/xxxx, the subject property is owner-occupied.
As per the comment dated x/x/xxxx, the borrower having to pay out of pocket for raccoons to be removed from her attic and repaired so that they could not return.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx and the plan was confirmed on xx/x/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx, on xx in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount xx and an arrearage in the amount of $x,xxx.xx. Chapter xx Trustee's Final Report and Account dated xx	The loan modification agreement was made on xx. As per modification the new principal balance is xx with interest rate xx. The evidence of deferred amount and principal forgiven has not been found. The modified payment in the amount of xx with interest rate xx begins on xx.The total interest bearing amount is xx. The total numbers of monthly payments are xxmonths. As per this modification new maturity date is xx.	Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per tape data the age of loan is xx months. However as per review the age of loan is xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data the application date is xx. However as per review the application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data the Modification stated terms are xx months. However as per review the Modification stated terms are xx months   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string is xx.However as per review the payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is xx.However as per review the payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data the post close total debts per xx is xx. However as per review the post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data the stated maturity date is xx. However as per review the stated maturity date is xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data the total terms including modification exxtensions is xx months. However as per review the total terms including modification exxtensions is xx months. Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "LTV is greater than 78%. Required Mortgage insurance certificate is missing from loan file. Seller tape data shows MI certificate is required for the loan."			Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67695801	xx	789	Not Applicable	28.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx. It should be withxx.
There is a junior mortgage on subject property which was originated on xx
There is a credit card judgment against the borrower in favor of xx, N.A. in the amount of $xxxx.xx
Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
Annual combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx+ days and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xx,xxx.xx. The P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The borrower xx The Debtor had filed the chapter xx plan on xx/xx/xxxx which was confirmed onxx/xx/xxxx. The RFD is unable to be determined. The loan was never modified since origination.
 As per the BPO report datedxx/xx/xxxx located at” xx , the property is owner-occupied. No damages and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrowerxx which was confirmed onxx/xx/xxxx. According to the plan, the debtor shall pay to the trustee in the amount of $x,xxx.xx for xx months. The creditor xx xx with the secured claim of xx and the arrearage of $x,xxx.xx.	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application was signed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: mailing address street is xx   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan Data$xx,xxx.xx Comparison Data$xx,xxx.xx Variance-$xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "Loan Data$xx,xxx.xx Comparison Data$xx,xxx.xx Variance-$xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69697040	xx	667	Not Applicable	51.159%	First	Final policy	Not Applicable	x	xx	xx	$91,688.75	5.000%	$1,031.61	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
 Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx. It should be withxx.
There is an active junior mortgage on subject property originated on xx
There are two state tax lien against the borrower first which was recorded on xx/xx/xxxx in the amount of $xx.xx and the other which was recorded on xx/xx/xxxx in the amount of $xx.xx in the favor of xx Treasurer and Tax Collector of the County of xx
x and x installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the PITI is $x,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for x/x/xxxx. As per the review of the PACER report, the borrower xx No evidence of post-closing foreclosure has been found. The loan was modified once since origination. As per the collection comment and latest BPO report datedxx/xx/xxxx, the subject property is occupied by the owner. No repairs and damages have been found.

Update:
As per the comment dated xx/x/xxxx, the repayment plan was approved for x months and it starting in Nov.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx which was confirmed on xx According to the plan, the debtor shall pay to the trustee in the amount of $xxx for x months and then $xxx.xx for xx months. The creditorxx with the secured claim of xx and the arrearage of $x,xxx.xx. The schedule D of the voluntary petition shows the amount of claim as xx and value of collateral as xx Hence the unsecured portion is xx The case was discharged onxx/xx/xxxx.	The loan was modified on xx with the lender xx and the xx.
The UPB is xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from xx. The maturity is xx. There is a deferred balance of amount xx and the interest bearing amount is xx. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Final application was signed on xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bankruptcy was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per the Mod, the deferred balance is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the Note, the interest onl;y exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note, the stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL xx
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
xx  Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per the Note, the loan was originated on However, the HUD-x shows the settlement date asxx/xx/xxxx which is different from the Note date."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15004247	xx	752	751	44.638%	First	Commitment	Not Applicable	x	xx	xx	Not Applicable	4.125%	$660.52	xx/xx/xxxx	Financial Hardship	Updated title report as of xx/xx/xxxx shows subject mortgage was originated on xx

The last assignment of mortgage was from lender xx" to "xx". But the current assignee should be "xx"

There is a junior mortgage lien (Piggy Back) with the same lender for xx.
 There is also an HOA  Lien against the subject property in the amount of $xxx.xx recorded in the favor of xx by xx
No delinquent property taxes have been found.
The Payment History as of xx/xx/xxxx reveals the borrower is in default on mortgage payments by one month. The next payment due date is x/x/xxxx. However, the tape data shows, the loan is next due for x/x/xxxx payment and the current unpaid principal balance $xxx,xxx.xx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xxand rate of interest is x.xxx%. The current unpaid principal balance per available payment history is in the amount of $xxx,xxx.xx.	Collections Comments:Loan Status: The loan is active in collections.
The Payment History as of xx/xx/xxxx reveals the borrower is in default on mortgage payments by one month. The next payment due date is x/x/xxxx.  However, the tape data shows, the loan is next due for x/x/xxxx payment and the current unpaid principal balance xx  The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xxand rate of interest is x.xxx%. The current unpaid principal balance per available payment history  is in the amount of xx

No evidence of damage pertaining to the subject property has been found.

Update:
As per the comment dated x/x/xxxx, the subject property is vacant.
Foreclosure Comments:The borrower had defaulted on their mortgage payments. The last payment was applied to the xx/x/xxxx payment. As a result of the default,  the   complaint was filed against the subject property under xx .  No further actions have been found.  The loan was modified on xx/x/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-x with the xx and debtor was discharged on xx	Loan Modification agreement was made between xx. The new principal balance is xx. The agreement is a fixed amortization type with the first payment due on xx. The interest rate is xx and the new P&I amount is xx. The new maturity date will be xx.	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Per final application.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed the bankruptcy under chapter xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: The bankruptcy has been discharged.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan is currently not in forelcosure; however, the law suit has been filed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification, the stated term is xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history as of xx, the payment string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history as of xx, the payment string is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per final xx, the post close debts are in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The loan was previously modified on xx with new maturity date of xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Per exxecuted modification agreement in the file. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58390894	xx	658	663	33.015%	First	Final policy	Not Applicable	x	xx	xx	$70,191.07	2.000%	$1,006.53	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx and was recorded on xx
The chain of the assignment has been not completed. The x assignments are from xx to xx.
There is junior mortgage active found in the favor ofxx, FSB, Ax for the amount of xx
The first and second installments of county taxes for the year of xxxx-xxxx are paid in the amount of $xxxx.xx respectively.
The property is vested in the name of xx	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx.The payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The review of comment history shows that the loan is performing. According to comment history dated x/x/xxxx the prior reason for default is curtailment of income.
The property has been occupied by the owner. No further details have been found.

Update:
As per the comment dated x/x/xxxx, the loan is to be paid in full through the escrow and total payoff $xxxxxx.xx with payoff thruxx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx xx/xx/xxxx.The plan was confirmed on xx and it was discharged onxxx. The POC was filed on xx the POC amount is xx and the arrearage amount is $xx,xxx.xx. The schedule D of Voluntary Petition dated x/x/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $ xx however, the unsecured portion is $ xx,xxx.xx. There is no comment indicating a cram down.	According to the modification, the loan was modified on xx between the borrower xx The new modified principal balance as per modification is in the amount of xx with interest bearing amount in the xx and deferred balance is xx.There are x steps of modification. Borrower promises to pay and the xst step is in the amount of xx monthly with a modified interest rate of xx beginning from xx, xnd step is in the amount of xx monthly with a modified interest rate of xx beginning from xx, xrd step is in the amount of xx monthly with a modified interest rate of xx beginning from xx, xth step is in the amount of xx monthly with a modified interest rate of xx beginning from xx, xth step is in the amount of xx monthly with a modified interest rate of xx beginning from xx,with a maturity date xx. This loan was modified once. The deferred balance in the amount of xx will be paid on balloon payment on maturity date.	Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx months. However the tape shows that it is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per application date is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Balloon Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is balloon provision to note   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per note INterest only exxpiration date is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: AS per note lender name is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was ARM.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address street is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification sttaed terms are xx months   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the Original Stated P&I as xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per application post close total debts is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: xx_months_Adv_interest_on_prepaid_in_>xx%_in_any_xx_months   Tape Value: xx_Months_Principle_Obligation_Outstading,_xxYear_xx%,_xxyear_xx%_and_xx_year_xx%   Variance:    Variance %:    Comment: As per note prepayment penalty description is xx months on prepay amount >xx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property address street is xx However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Servicing Look Back Days   Loan Value: First Business Day of Preceding Month   Tape Value: xx Days   Variance:    Variance %:    Comment: The servicing look back days are first business day of procedings. However the tape shows that it is xx days.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per note stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per modification sttaed terms are xx months Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx  following state disclosures are missing from the loan files.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
xx Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the available loan files."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x settlement date isxx/xx/xxxx which is after the note date ofxx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27482598	xx	689	720	61.405%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$28,689.94	5.000%	$1,029.45	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx as nominee for xx dba xx. The chain of assignment is incomplete as the current assignee is xx. The current assignee should bexx. No active judgments or liens have been found. Second installment of xxxx combined taxes is due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is in collections. The borrower is not maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/x/xxxx. The loan modification agreement was made between xx The new modified unpaid principal balance is xx The modification rate would be x.xx % and modified P&I is $xxxx.xx. The debtors xx the debtor shall pay $xxxx.xx monthly for xx months to the chapter xx trustee. The plan was confirmed on xx/xx/xxxx. The MFR was filed on xx/xx/xxxx. The Court, after reviewing the Motion to modify plan filed on June x, xxxx and no objections being filed, hereby approves the amendments to the confirmed plan. In order to address the increase in disposable income, the Plan payment will increase by $xxx.xx maxxa total monthly payment of $x,xxx.xx beginning July xxxx. The base amount will increase to $xx,xxx.xx. The amended POC was filed on xx with POC amount of xx and amount of arrearage is $x.xx. The debtors were discharged on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. No evidence of foreclosure has been found. As per collection comment, the reason for default is unemployment and curtailed income. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs. As per latest BPO report, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx . As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxxx.xx monthly for xx months to the chapter xx trustee. The plan was confirmed on xx/xx/xxxx. The was filed on xx/xx/xxxx. The Court, after reviewing the Motion to modify plan filed on June x, xxxx and no objections being filed, hereby approves the amendments to the confirmed plan. In order to address the increase in disposable income, the Plan payment will increase by $xxx.xx maxxa total monthly payment of $x,xxx.xx beginning July xxxx. The base amount will increase to $xx,xxx.xx. The amended POC was filed on xx with POC amount of xx and amount of arrearage is $x.xx. The debtors were discharged on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx.	The loan modification agreement was made between xx.The first modified payment is still due for xx and the new maturity date will be xx. The new Modified Unpaid Principal Balance is xx and deferred balance is in the amount of xx. The modification rate would be xx and modified P&I is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx however the tape data shows xx.. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred principle (modification) per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only Exxpiration date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod step xx P&I is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step xx rate is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Mod Step xx P&I is xx however the tape data shows xx.xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod Step xx rate is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Mod Step xx P&I is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod Step xx rate is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod Step xx date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Mod Step xx P&I is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod Step xx rate is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification original P&I is xx.xx however the tape data shows xx.xx.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification Original rate is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Stated P&I is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close Total Debts per xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-xx is Refinace howeve the tape data shwos Cash- out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including mod Exxtension xx however the tape data shows xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by the borrower. However, the same HUD-1 is considered to test the CE report."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test. xx
Indiana House Enrolled Act xx  requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the xx
License."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     xx
* DTI > xx% (Lvl x)     "As per Final xxxx, borrower's income is $xx,xxx.xx and total monthly debts are $xxxx.xx due to which DTI is greater than xx%."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following State disclosures are missing from the loan file:

Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84606954	xx	657	Not Applicable	51.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
The chain of assignment has not been completed. The latest assignment was fromxx. It should bexx.
No Active liens and judgments have been found.
Annual Combined taxes for the year of xxxx have been paid in the amount of $ xxx.xx. NO prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx which was applied was x/x/x $xxx.xxxxx in the amount of $xxx.xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx which was applied was x/x/x $xxx.xxxxx in the amount of $xxx.xx. The borrower xx . The plan confirmed on xx/xx/xxxx. The RFD is curtailment of income.
As per the BPO report dated   located at “xx , the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx  As per Voluntary Petition schedule D, the amount of claim without deducting the value of collateral is xx  and the value of property is xx However the unsecured portion is $x,xxx.xx.  The POC was filed by xx on xx with its secured amount as xx and amount of arrearage as $x,xxx.xx.  As chapter xx plan the debtor shall pay the amount of $xxx.xx monthly to the Chapter xx Trustee, beginning from xx/xx/xxxxThe length of the plan is xx months.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The post close total debts per xx is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl x) "The purpose of transaction is purchase. However, the borrower is getting cash back in the amount of $xxx.xx."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Choice of Insurer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95704641	xx	676	641	46.109%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$894.82	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be withxx Inc.
* One junior mortgage found opened in the amount of xx
x) One civil judgment found pending against the borrowerxx recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xx.
Property Tax Status;
x) Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx/xx/xxxx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx
The foreclosure was not initiated in the loan.
The borrower xx . The plan was confirmed on xx/xx/xxxx.
The loan is currently in active bankruptcy.
Latest available BPO report dated xx/xx/xxxx located at xx  shows that the subject property is owner occupant and appears to be well maintained with no structural damages or needed repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx
The creditor had filed POC on xx in the claim amount of xx  with arrearage in the amount of $x,xxx.xx.

Loan Modification agreement was made between borrower xx on effective date xx.
The borrower agree to pay the UPB of xx with interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The application date is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx Wingfield Crossing   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address street as xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod exxtentions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. However following disclosure is missing from the loan file.
x Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64274879	xx	718	676	32.001%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$853.40	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx
The chain of assignment has not been completed. The current assignment is with xx, which was recorded onxx/xx/xxxx. However, the assignment should have been withxx, x.
There is an active senior mortgage prior to the subject mortgage in the favor xx, which was recorded on xx.
The annual combined taxes of xxxx have been paid onxx/xx/xxxx in the amount of $xxx.xx.
The annual school taxes of the year xxxx-xxxx information are not available.
No prior year's delinquent taxes have been found.
No prior delinquent tax has been found.
Review of the payment history shows that the borrower is current with the loan and the next payment due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the borrower is current with the loan.
Review of the payment history shows that the borrower is current with the loan and the next payment due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Reason for default is unable to be determined.
No evidences have been found regarding the occupancy and damages in the latest xx months of comments history.
The BPO report datedxx/xx/xxxx located at “xx
In addition, the locators for the comment history are as follows:
xx

Update:
There is no additional changes in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter-x with the xx on xx The re-affirmation agreement was filed on xxto re-affirm the subject property and the borrower should pay the sum of $x,xxx.xx per month for xxx months with an interest rate of x.xxx% for the total amount of xx The case was discharged on xx/x/xxxx and terminated on xx/xx/xxxx.	This step modification agreement was signed between the borrower xx.
The unpaid principal balance was xx with an interest rate of xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx.
Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application Date is xx. however, the tape data reflects xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy was failed. however the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: xx   Tape Value:xx.   Variance:    Variance %:    Comment: Borrower #xx Middle Name is xx however, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Fixxted.However, the tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing Address Street is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification Stated Term are xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close Total Debts per xx is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod. Exxtensions are xx. However, the tape data reflects xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx  The following state disclosures are missing from the loan files:
xx  Consumer Credit Disclosure / Fair Credit Reporting Notice.
xx Interest Rate Disclosure.
xx Hazard Insurance  Disclosure.
..?Mortgage Bankers and Exempt Organizations Pre-application.
..?Part xx Disclosure.
..?Alternative Mortgage Transaction Disclosures.
..?Co-Signer Notice Requirements.
..?New York Real Property Escrow Account Disclosure.
..?Sub prime Home Loan Counseling Disclosure.
..?Commitment Disclosure.
..?Lock-in Disclosure.
																									..?Expiration of Lock-in or Commitment Period."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7148146	xx	666	Not Applicable	53.952%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$86,378.00	4.000%	$842.35	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the mortgage was originated on xx
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx. It should be withxx Inc.
There are judgments these are as follow:
x) There is a civil judgment open against borrower in the favor of xx, N. A. in the amount of $x,xxx.xx which was recorded onxx/xx/xxxx.
x) There is a civil judgment open against borrower in the favor of xx In Int to in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
x) There are three civil judgments open against borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/x/xxxx,xx/xx/xxxx and x/x/xxxx.
x) There is a civil judgment open against borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on x/x/xxxx.
First and second county taxes of xxxx-xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
Available servicing comment and documents in file reveal that foreclosure was initiated in the loan by referring to attorney on x/x/xxxx. Foreclosure was put on hold due to loss mitigation onxx/xx/xxxx.Comment dated xx/xx/xxxx states that foreclosure process was closed. Loan was modified on xx/xx/xxxx. Currently, borrower is maxxregular payment as per this modification agreement.
According to the PACER, xx  Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx This case was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that foreclosure was initiated in the loan by referring to attorney on xx Foreclosure was put on hold due to loss mitigation onxx/xx/xxxx.Comment dated xx/xx/xxxx states that foreclosure process was closed. Loan was modified on xx Currently, borrower is maxxregular payment as per this modification agreement.
Previously, loan was in foreclosure in xxxx and complaint was filed on xx
Bankruptcy Comments:According to the PACER, xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx	The loan modification agreement was made between borrower and xx on xx with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate xx and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx.	Missing Required Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application data is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy discharged in xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was closed due to loan was modified.   Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per application.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts as per xx are xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment: Captured as per Note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Satted maturity date is xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47879564	xx	627	Not Applicable	98.301%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,087.80	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. The last assignment was made on xx.
There is a credit card judgment against the borrower xx in the favor of xx and Recovery for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
There is a junior mortgage against the subject property in the favor of xx for the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx withxx
Combined annual taxes for the year of xxxx-xxxx have been paid in the amount of $xx,xxx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is maxxthe regular payments and the next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx %. The new UPB is reflecting in the amount of $xxx,xxx.xx. The borrower had made the last payment as per the modification agreement which was made on xx	Collections Comments:As per the servicing comments as of x/x/xxxx, the loan is currently performing and the next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx %. The new UPB is reflecting in the amount of $xxx,xxx.xx. The borrower had made the last payment as per the modification agreement which was made on xx
The loan was modified on xx
The borrower xx . The debtor was discharged on xx.
As per the property inspection report datedxx/xx/xxxx, the subject property is owner-occupied with the property is good condition. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and the plan was confirmed on xx. The POC was field by creditor BAC xx for the secured claim amount is xx and arrearage of $x,xxx.xx. According to the chapter xx plan, the debtor shall pay to the trustee the amount of $ xxx.xx per month for xx months. The debtor was discharged on xx.	This Fixed modification agreement was made between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower promises to pay the monthly P&I of xx with the interest rate of xx beginning from xx and the new maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per Final application the application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the Pacer, the borrower xx had filed bankruptcy under chapter xx with the case # xx on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Final application the mailing address is xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Final application the mailing address is xx Jennings Way east.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification document the modified stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Post-close Total Debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note document the property address street xx Jennings Way east.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note document the property address is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per Final HUD-xx borrower received cash to amount.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification document the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod. Exxtensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per the application report, the total monthly income is $x,xxx.xx and the total monthly expenses are $x,xxx.xx. Hence, DTI is greater than xx%."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
xx  Application Disclosure
x.Delivery Fee Authorization
xx  Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19136462	xx	586	Not Applicable	41.312%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$223.95	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx. The chain of assignment is incomplete as the assignment of subject mortgage is currently, “xx.” instead of “xx”.
No active liens and judgment have been found on updated title report.
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from xx/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xxxxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modification terms.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for +x month. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xxxxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new principal balance is xx The interest bearing amount is xx and the maturity date is xx
Borrowers xx . POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is $x,xxx.xx. Amended Chapter xx Plan was filed on xx which states that the debtor shall pay $xxx.xx per month for xx months. Arrears of subject claim shall be paid by the trustee that is in the total amount of $x,xxx.xx. Order of confirming plan was filed on x/x/xxxx which states that the debtor amended plan is hereby confirmed. Motion for Relief from Stay was filed by the subject creditor onxx/xx/xxxx which was denied onxx/xx/xxxx. Debtor was discharged on xx/xx/xxxx.
As per latest BPO report datedxx/xx/xxxx, subject property is occupied by the owner and in average condition.

Update: As per the servicing comment dated xx/xx/xxxx, the borrower was offered a modification with effective date of xx The monthly P&I of $xxx.xx with a modified interest rate of x.x% and continuing until the new maturity date of xx

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. No further information is available regarding the foreclosure.
Bankruptcy Comments:Borrowers xx . POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is $x,xxx.xx. Amended Chapter xx Plan was filed onxx/xx/xxxx which states that the debtor shall pay $xxx.xx per month for xx months. Arrears of subject claim shall be paid by the trustee which is in the total amount of $x,xxx.xx. Order of confirming plan was filed on x/x/xxxx which states that the debtor amended plan is hereby confirmed. Motion for Relief from Stay was filed by the subject creditor onxx/xx/xxxx which was denied onxx/xx/xxxx. Debtor was discharged on xx/xx/xxxx.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Right of Rescission	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Note document, age of the loan remaining terms xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrowers xx had filed bankruptcy under Chapter xx with case# xx on xx   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx.   Tape Value: xx  Variance:    Variance %:    Comment: As per the Note document, the lender name isxx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the modification stated terms xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Final Application, the back debt is given in te amount of xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-xx, the purpose of the transaction is Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification agreement, the maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification total term Including Mod. exxtention xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* xx  FHA or xx  missing and required (Lvl x)     "This is Conventional loan and LTV exceeds xx%. Mortgage Insurance certificate required which is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28124839	xx	642	Not Applicable	38.637%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.250%	$617.00	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on x/x/x. However, it should be withxx.
No active liens and judgments have been found.
Annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower is current with the payments. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower is current with the payments. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
The Step modification agreement was signed between the borrower xx interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx The maturity is dated on xx The interest-bearing amount is xx There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under chapter-xx with the xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The latest BPO report datedxx/xx/xxxx shows that the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The POC was filed on xx the POC amount is xx and the arrearage amount is $x,xxx.xx. The chapter xx plan was confirmed onxx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The date of the last filing is xx	This Step modification agreement was signed between the borrowerxx. The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is dated on xx. The interest-bearing amount is xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Final application date is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the loan review MI certificate is required.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts as per xx is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. exxtentions months are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) xx certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75143629	xx	682	Not Applicable	51.585%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$805.96	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx
Corporation recorded in xx.
The chain of assignment has not been completed. The current assignment is with "xx". However, the current assignment xx" which is missing.
No active mortgages, liens, and judgments were found against the subject property or the borrower.
No prior year delinquent taxes have been found. Annual Combined taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received onxx/xx/xxxx, the payment was applied for due date xx/x/xxxx and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy. As per the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
No modification, forbearance details are available in recent collections comment.
The reason for default is not available in collections comments. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments and BPO report located at “xx  the subject property is in good condition with no evidence of damage or repairs.

Update: As per the servicing comment dated xx/xx/xxxx, a payoff has been approved for the total amount of $xxx,xxx.xx. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx , the POC amount is xx and the arrearage amount is $x,xxx.xx. The plan was confirmed on xx As per the confirmed plan, debtor x shall pay the trustee $xxx.xx every two weeks, debtor x shall pay the trustee $xxx.xx semi-monthly under Chapter xx. There is no comment indicating a cram down. The date of last filing was xx	The loan was modified on xx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. This loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Application reflects application date as xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Smailing Address Street as: xx Trail Ridge.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Modification reflects stated Term in Months as xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post Close total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects Stated Maturity Date as xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following state disclosures are missing from the loan file:

xx  Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42467430	xx	655	Not Applicable	45.077%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$970.25	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated onxx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx. It should be withxx.
There are x Civil judgment against the borrower first in the amount of $xx,xxx.xx and in favor of Target xx which was recorded onxx/xx/xxxx, second in the amount of $x,xxx.xx and in favor of xxwhich was recorded on x/x/x, third in the amount of $xxx.xx and in favor of xx NA which was recorded on x/x/x and the other in the amount of $x,xxx.xx and in favor ofxx which was recorded on xx/xx/xxxx.
There are x civil judgments against the borrower in the total amount of $xx,xxx.xx and in favor of xx which were recorded on different dates.
x and x installment county taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.
x and x installment county taxes for the year of xxxx are due in the total amount of $x,xxx.xx on x/x/xxxx and xx/x/xxxx respectively. No prior year delinquent taxes have been found.
According to the review of payment history, the borrower has been delinquent for xx+ days and the next payment is due for x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:
The loan is currently in active bankruptcy and the next payment is due for x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of x/x/xxxx. The borrower xx  The plan was confirmed on x/x/xxxx. The reason for default is unavailable. The loan was modified once since origination
As per the latest BPO report located at “xx , the subject property is owner-occupied. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. Date of the complaint filed and judgment entered are unavailable. As per the trustee’s sale document the foreclosure sale date was scheduled on x/x/xxxx. However, no further details have been found why the foreclosure was placed on hold or sale was canceled.
Bankruptcy Comments:According to the PACER, the borrower xx . The POC was filed on xx the POC amount is xx and the arrearage amount is xx The chapter xx planxx was confirmed on x/x/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is $xx,xxx.xx. The Motion for relief from Co-Debtor stay was granted on xx The date of the last filing is xx	This Step modification agreement was signed between the borrower xx.
The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I in the amount of  xx, beginning from xx. The maturity is xx. The interest-bearing amount is xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per the tape data age of loan is xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Final application date is xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the loan files review foreclosure was initiated in the year xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts as per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. exxtentions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xx,xxx.xx
This loan failed the TILA APR test.
Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%"
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.

xx  Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32505294	xx	636	Not Applicable	55.670%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$59,000.00	2.000%	$413.31	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx .
Active Judgments and Liens;
x) Credit card judgment found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor ofxx.
x) One more credit card judgment found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xx
x) x HOA liens found pending against the subject property recorded on different dates totaling in the amount of $x,xxx.xx all the liens are in the favor of xx
x) One HOA lien found pending against the subject property recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor ofxx. The same lien had started the foreclosure and the notice of lis pendens is available for the same.
Property Tax Status;
x) x installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) x installment combined taxes for the year of xxxx are due for the amount of $x,xxx.xx till the due date of xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement.
The loan was modified with an effective date of xx and with a new principal balance of xx to a step rate starting at x.xxx % and a P&I payment of $xxx.xx beginning from xx with a new maturity date of xx  The  rate is in x steps ending with x.xxx %.
The borrower agrees to pay the amount of $xx,xxx.xx as deferred balance on the maturity date xx The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
The foreclosure was not initiated in the loan.
The borrower xx . The plan was not confirmed. The plan was later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
The current status of loan is performing.
Collection comment dated xx/xx/xxxx shows reason for default as roof damage. The amount and damages or repairs have not been mentioned in the collection comments. Also, there is no comment stating that the damages have been repaired or not. Latest available BPO report dated xx/xx/xxxx located at xx

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The plan was not confirmed. The plan was later discharged on xx
Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx and with a new principal balance of xx to a step rate starting at xx and a P&I payment of xx beginning from xx with a new maturity date of xx.  The  rate is in x steps ending with xx.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per xx application , the application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER report, the BK was filed xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the subject property address is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification agreement, loan original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is MMxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per xx application , the Post-close total debts is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the subject property address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification, stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per modification agreement, loan original maturity terms are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
xx  Notice of Right to Discontinue Escrow
x.Interest Rate or Discount Point Agreement
x.Conditional Qualification/Approval Disclosure
x.Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95827842	xx	633	Not Applicable	60.837%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$792.09	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated onxx/xx/xxxx and which was recorded onxx.
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded onxx/xx/xxxx. It should be withxx.

      Active liens and judgments against the borrower as follows:
      There is a civil judgment active against the borrower in the amount of $x,xxx.xx in the favor of xx which was recorded onxx/xx/xxxx.
      There is a state tax lien active against the borrower in the amount of $x,xxx.xx in favor of xx Department of Revenue which was recorded onxx/xx/xxxx.
      There is a civil judgment active against the borrower in the amount of $x,xxx.xx in favor of xx which was recorded onxx/xx/xxxx.
The combined annual tax of the year xxxx has been paid in the amount of $x,xxx.xx.	According to the review of payment history as ofxx/xx/xxxx, the borrower is delinquent for x month. The last payment was received onxx/xx/xxxx which was applied for the due date of xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in Collections. According to the review of payment history as ofxx/xx/xxxx, the borrower is delinquent for x month.
This loan modification agreement was made between the Anaka Froelich and the lender xx on
The reason for default is unavailable.
As per the latest BPO report located at “xx , the subject property is owner occupied. No damage or repairs have been found.
The borrower’s intention is to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the casexx The POC was filed on xx the POC amount is xx and the arrearage amount is $xx,xxx.xx. The xth amended chapter xx plan xx was confirmed on x/x/xxxx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. The case was converted from chapter xx to chapter x on xx/xx/xxxx. However, the case was discharged onxx/xx/xxxx and was terminated on the same date. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrower xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx till the maturity date xx. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per the application form application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER document BK had filed post origination.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value:xx   Variance:    Variance %:    Comment: As per the note lender name is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xxM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the application post-close total debt amount is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod exxtenstions months are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl x) "As per the HUDx the loan is a purchase case; however, the cash settlement section reflects cash to borrower in the amount of $xxx.xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the first lien prohibited fees test.
This loan failed the document preparation fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien prohibited fees test.
Loan Data: $xxx.xx Comparison Data $x.xx Variance:+$xxx.xx
This loan failed the document preparation fee test.
Loan Data: $xx.xx Comparison Data: $x.xx Variance: +$xx.xx"
* DTI > xx% (Lvl x)     "As per xxxx datedxx/xx/xxxx, the total monthly income is in the amount of $xxxx.xx and the total monthly expenses is in the amount of $xxxx.xx hence, DTI  is exceeding xx%."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx  Collateral Protection Act Notice
x.Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35944162	xx	651	Not Applicable	67.524%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$21,698.67	4.000%	$1,024.22	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx.
Senior mortgage originated onxx
No active liens and judgments against the borrower.
The x and x installment county taxes of the year xxxx-xxxx have been paid in the total amount of $x,xxx.xx.
According to the review of payment history as ofxx/xx/xxxx, the borrower is current with the payments. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx excluding deferred amount of $xx,xxx.xx. The borrower has been maxxthe payments as per the modification term done in the year of xx	Collections Comments:The loan is currently performing. According to the review of payment history as ofxx/xx/xxxx, the borrower is current with the payments.
This loan modification agreement was made between the xx
Unable to determine the reason for default.
As per the latest BPO report located at “xx , the subject property is owner occupied. No damage or repairs have been found.
The borrower’s intention is to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-x with the xx . The schedule D of Voluntary Petition does not show any unsecured portion. The case was discharged onxx/xx/xxxx and was terminated on the same date. There is no comment indicating a cramdown.	This loan modification agreement was made between the xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx till the maturity date xx. The interest-bearing amount is xx and deferred balance is xx. There is no provision for the balloon payment.
Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per the tape data age of loan is xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER documents bankruptcy was filed post origination.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note and mortgage the borrower last name is Butler, however; as per the PACER document the borrower is xx as last name.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: -xx   Comment: Deferred principal balance as per modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the note interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx ariance:    Variance %:    Comment: Mailing address city name is xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address zip code is xx-.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts as per the xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the note stated maturity date xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. exxtensions months are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx"
* DTI > xx% (Lvl x)     "As per xxxx datedxx/xx/xxxx, the total monthly income is in the amount of xxxx.xx and the total monthly expenses is in the amount of $xxxx.xx hence, DTI  is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27062668	xx	614	Not Applicable	29.612%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx
Active junior or senior judgments/liens/mortgages:

x. There is an active junior Transcript of Water and Sewer (Disposal) lien Judgment available in the updated title report in the amount of $xxx.xx and it was recorded onxx/xx/xxxx in favor of "xx."

x. There are x Child support liens available in the updated title report against xx in the total amount of $x,x in favor of "xx" and all these liens were recorded onxx/xx/xxxx.

The annual Town taxes for xxxx have been paid in full in the amount of $xx.xx onxx/xx/xxxx.

The annual County taxes for xxxx have been paid in full in the amount of $xxx.xx onxx/xx/xxxx.

The annual Utility taxes for xxxx have been paid in full in the amount of $xx.xx onxx/xx/xxxx.

The annual School taxes for xxxx-xxxx have been paid in full in the amount of $xxx.xx  onxx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently performing as of the datexx/xx/xxxx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the original Note terms.	Collections Comments:The loan is currently performing as of the datexx/xx/xxxx and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the original Note terms.
The joint debtors xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx  and the value of collateral is xx  The debtor intended to retain the subject property and wanted to reaffirm the subject debt. The subject property was claimed as exempt.
The Trustee had filed "xx . The joint debtors were discharged on x/x/xxxx and the case was terminated on x/x/xxxx.
The servicing comment datedxx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx  and the value of collateral is xx  The debtor intended to retain the subject property and wanted to reaffirm the subject debt. The subject property was claimed as exempt.
The Trustee had filed "xx
Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application Date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing Address City is xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing Address Street is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing Address Zip code is xx-.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx   Tape Source: Initial   Tape Type:
																					Field: Post-Close Total Debts per xx Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Post- Close Total Debts per xx is xx. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36710444	xx	579	Not Applicable	27.022%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$42,369.00	4.000%	$413.18	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows subject mortgage was originated on xx

The chain of assignment is incomplete. The assignment was transferred to xx, which was recorded onxx/xx/xxxx. Missing assignment is from xx

Currently the assignment is withxx.

No active judgments or liens found.

The x half county taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
The x half county taxes of xxxx have been paid in the amount of $xxx.xx onxx/xx/xxxx.

No prior years delinquent taxes have been found.
The review of updated payment history as ofxx/xx/xxxx, the borrower is behind for one month and the next due date of payment is x/x/xxxx. The last payment was made in the amount of $xxx.xx; however, it appears that the payment was not applied and has been put in the suspense account. The tape data as ofxx/xx/xxxx shows that the loan is next due for x/x/xxxx payment. The current UPB per tape data is $xx,xxx.xx.	Collections Comments:The review of the collection comments as of xx/xx/xxxx shows that the loan is in collections and the next due date for the payment is x/x/xxxx. The borrower is behind by one month on the payments. The last payment was received onxx/xx/xxxx in the amount of $ which was not applied to the due date of x/x/xxxx and was put in the suspense account. The UPB per tape data is in the amount of $xx,xxx.xx and deferred balance is in the amount of $xx,xxx.xx.
As per the latest BPO report datedxx/xx/xxxx, the subject property is occupied by the owner and does not have major damages but could require some maintenance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor “xx with the claim amount of xx The subject property was claimed as exempt in the schedule C of the voluntary petition. The debtor was discharged onxx/xx/xxxx and it has been terminated on xx/xx/xxxx.
The loan modification agreement was made between xx. The new modified unpaid principal balance is xx. Out of the new principal balance, the amount of xx has been deferred. Hence, the interest at the rate of xx is charged on the balance In the amount of xx. The deferred balance will be due and payable at the maturity.
Affiliated Business Disclosure Missing Required Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date (baseline script version) is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (post-loan origination)? is Yes   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Deferred principal (modification) per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "According the HUD, the settlement date x/x/xxxx is different from the note datexx/xx/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41289165	xx	679	Not Applicable	42.183%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$14,120.94	3.750%	$777.68	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of the assignment was not found, however, the assignment is with the original lender xx.
There is HOA lien against the property in favor of xx A condominium for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx with xx. The above said lien will be paid through bankruptcy. Its filing was done on xx/xx/xxxx. The total amount to be paid is in the amount of $x,xxx.xx.
There is a civil judgment against the borrower xx in the favor of xx, Llc for the amount of $xxx.xx which was recorded on xx/xx/xxxx.

The county annual taxes for the year xxxx-xxxx have been paid in the amount of $xxxx.xx.
No prior delinquent taxes have been found
As ofxx/xx/xxxx payment history, the borrower has been current with the loan and the next due is for x/x/xxxx. The last payment was received in the amount ofxx/xx/xxxx which was applied to the due date of x/x/xxxx in the amount of $xxx.xx. As per payment history, the UPB is reflecting is in the amount of $xxx,xxx.xx. The P&I is in the amount of $xxx.xx and the PITI is $xxx.xx.	Collections Comments:
The present status of the loan is in performing and the next due is for x/x/xxxx. The last payment was received in the amount ofxx/xx/xxxx which was applied to the due date of x/x/xxxx in the amount of $xxx.xx. As per the review of the PACER report, the borrower xx . No evidence of post-closing foreclosure has been found. The RFD is unable to be determined. The loan was modified once since origination. Unable to determine the occupancy. No damages and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx . The order confirming the chapter xx plan was filed on xx/xx/xxxx. As per the Amended chapter xx plan filed on xx/x/xxxx, the debtor is supposed to pay the trustee the amount of $ xxx per month for xxmonths then $xxx per month for xx months for a total term of xx months. The deadline to file POC was xx/xx/xxxx. The creditor xx had filed POC on x/x/xxxx with the secured claim amount of xx and arrearage of $x,xxx.xx. As per voluntary petition Schedule D amount of claim without deducting the value of the collateral $xxx,xxx.xx and the Value of collateral xx Hence, the unsecured portion is xx	This Fixed modification agreement was made between the borrower xx.
The new principal balance is xx.The borrower promises to pay the monthly  P&I in the amount of  xx with the interest rate of xx, beginning from xx. The maturity is xx.
The deferred balance is xx and the interest-bearing balance is $ xx	Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per Final application the application date is xx. Tape Source: Initial Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per Note document the interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was xx and the Lender did not require MI according to the appraisal report.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the application, the mailing address is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification the modification stated term xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Post-Close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total Term Including Mod. Exxtensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the following state disclosures are missing from the loan file.

x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
																									x.Home Buyer Education and Counseling Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96073194	xx	650	686	45.410%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$560.21	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx

The chain of the assignment has not been completed. The latest assignment is xx.  However the latest assignment should be withxx.

No judgment and liens were open against the borrower.

No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the payments. According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. As per the comment dated xx/xx/xxxx the reason for default is illness of borrower. The subject property has been occupied by the owner. The borrower intention is to keep property. No comments have been found for damages.

Update: As per the servicing comment dated xx/xx/xxxx, the borrower has been approved for a x months repayment plan. The first payment due date is xx/xx/xxxx with an original payment amount of $x,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the xx The chapter xx plan was confirmed on xx/xx/xxxx. The POC was filed on xx the POC amount is xx and the arrearage amount is $x,xxx.xx. Motion for relief from filed onxx/xx/xxxx. However the case has been discharged onxx/xx/xxxx and terminated on x/x/xxxx.	According to the modification, the loan was modified on xx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at xx and borrower promises to pay P&I in the amount of xx beginning on xx. The maturity date reflects per modification is xx.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: TAKEN FROM xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: DATA ERROR - THERE WAS A CHAPTER xx BK   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: TAKEN FROM MODIFICATION   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note lender name is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: DATA ERROR   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: DATA ERROR   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: TAKEN FROM TRANSMITTAL SUMMARY   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: COUNTY TAKEN FROM RECORDED SECURITY INSTRUMENT. DATA ERROR   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: DATE TAKEN FROM THE MODIFICATION   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: TAKEN FROM THE MODIFICATION Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per the final HUD-1 has 3 pages; however 3rd page is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees First Lien Test:Result FAIL Charged $xxx.xx Allowed $x.xx Over by +$xxx.xx

Document Preparation Fee Test:Result  FAIL charged $xxx.xx Allowed $x.xx Over by +$xxx.xx
This loan failed the first lien prohibited fees test.
This loan failed the document preparation fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees First Lien Test:Result FAIL Charged $xxx.xx Allowed $x.xx Over by +$xxx.xx

Document Preparation Fee Test:Result  FAIL charged $xxx.xx Allowed $x.xx Over by +$xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing in the loan files.
xx  Collateral Protection Act Notice
Borrower's Choice of Insurer or Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61262527	xx	581	Not Applicable	47.857%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$321.04	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx
The assignment was transferred toxx, which was recorded onxx/xx/xxxx. But the latest assignee should bexx.
No active judgments or liens have been found.
xxxx combined annual taxes have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
No any prior year taxes are delinquent as per updated title report.
The review of payment history as ofxx/xx/xxxx shows that the subject loan is currently delinquent for x months and the next due date of payment is x/x/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/x/xxxx. The UPB is in the amount of $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the subject loan is currently delinquent for x months and the next due date of payment is x/x/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/x/xxxx. The UPB is in the amount of $xx,xxx.xx.
The debtor “xx . No POC has been filed under     The motion for relief from stay was not filed. According to Schedule D of Voluntary petition datedxx/xx/xxxx, the amount of claim without deducting the value of collateral is xx  and the value of collateral supporting the claim is xx  therefore, the unsecured claim is in the amount of $x,xxx.xx. Later the bankruptcy was discharged onxx/xx/xxxx and it has been terminated onxx/xx/xxxx.
Foreclosure was initiated on the loan in xxxx. No xx  sale was scheduled under xx  Servicing comment dated xx/xx/xxxx states that xx  was placed on hold due to MOD approval. The loan modification agreement was made between “xx
As per the latest BPO report datedxx/xx/xxxx, the subject property is owner occupied and is in an average condition and there is no damage & repair has been found.

Foreclosure Comments:Foreclosure was initiated on the loan in xxxx. No x  sale was scheduled under xx Servicing comment dated xx/xx/xxxx states that FC was placed on hold due to xx  approval. The loan modification agreement was made between “xx
Bankruptcy Comments:The debtor “xx . No POC has been filed under BK. The motion for relief from stay was not filed. According to Schedule D of Voluntary petition datedxx/xx/xxxx, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx therefore, the unsecured claim is in the amount of xx Later the bankruptcy was discharged onxx/xx/xxxx and it has been terminated onxx/xx/xxxx.	The loan modification agreement was made between “xx effective from xx. The first modified payment was due on xx and the new maturity date is xx. The new modified unpaid principal balance is xx.	Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date (baseline script version) is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (post-loan origination) is Yes. The borrower had filed bankruptcy under chapter xx on xx, which has been terminated on xx   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated on the loan in xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: No MI certificate is required.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Other   Tape Value: xx   Variance:    Variance %:    Comment: Provided MI Certificate reflected is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is "Moderate", due to
Broker Fees Test:
Origination Fee & Broker Fee Test:"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is failed for
x) Broker Fees Test:
The loan data is $x,xxx.xx, the comparison data is $xxx.xx, and the variance is -$x,xxx.xx.
(Division Guidance on Broker Compensation)
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than x%; or
The loan does not have   preemption selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have   preemption selected and the sum of all broker fees paid by the borrower exceeds x%; or The loan does not have   preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds x%.
For this loan:
The fees collected from the borrower that directly compensate the broker are $x.xx;
The fees collected from the lender that directly compensate the broker are $x,xxx.xx;
The total fees collected from both the borrower and the lender that directly compensate the broker are $x,xxx.xx.

x) Origination Fee & Broker Fee Test:
The loan data is $x,xxx.xx, the comparison data is $xxx.xx, and the variance is -$x,xxx.xx.
 (The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than x%.)"
* xx  FHA or MIC missing and required (Lvl x)     xx  Cert is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Missouri State and the xx  state requires total x disclosures  both  are missing from the loan file
x) xx  Collateral Protection Act Notice
																									x) Borrower's Choice of Insurer or Agent"		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53260972	xx	715	Not Applicable	44.831%	First	Final policy	Not Applicable	x	xx	xx	$107,634.50	4.250%	$1,125.48	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated onxx. The Chain of the assignment has not been completed. It is missing from xx toxx, x.
No active judgments or liens have been found against the borrower.
x installment of county taxes for the year of xxxx-xxxx have been paid onxx/xx/xxxx in the amount of $x,xxx.xx.
x installment of county taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is x/x/xxxx. The last payment was received date isxx/xx/xxxx and it is in the amount of $x,xxx.xx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The present status of the loan is in performing and the next due date for payment is x/x/xxxx. The reason for default from the servicing comments is unable to be determined.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx and it was discharged onxx/xx/xxxx and was terminated onxx/xx/xxxx. The debtor shall pay the trustee in the amount of $xxx.xxx for xx months in the total amount of $xxxx.xx. The POC document is unavailable. As per schedule D of Voluntary Petition filed onxx/xx/xxxx, the amount of claim without deducting the value of the collateral as xx  and value of the xx  as $xxx,xxx.xx, however, the unsecured portion is xx

The Loan modification agreement was made on xx, between the borrower xx and the lender xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date xx. The new principle balance stated in the Modification is in the amount of xx. The deferred amount is given as xx. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision. The loan has been modified only once since origination.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER report, the borrower had filed bankruptcy chapter xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The interest only exxpiration is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Fixed. The Original Note Amortization type was ARM.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address is xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl x) "Purpose of transaction is Purchase per application and HUD-x. However, HUD-x reflects Cash to in the amount of $x,xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
xx  Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Note the date is x/x/xxxx and the settlement date isxx/xx/xxxx as the property is located in CA state."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8924665	xx	680	685	34.138%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	5.000%	$1,821.77	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded onxx/xx/xxxx. It should be withxx.
There is a senior mortgage which was originated on xx
No active liens and judgments have been found.
x and x installment county taxes for the year of xxxx-xxxx have been paid in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.
According to the review of payment history as ofxx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/x/xxxx. The borrower xx The debtor was discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx. The reason for default is unable to be determined. The loan was modified once since origination. The borrower intends to keep the property. As per the latest BPO report located at “xx”, the subject property is owner-occupied. No damage or repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on x/x/xxxx. However, as per the comment datedxx/xx/xxxx, the foreclosure was placed on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:According to the review of the PACER report, the borrower xx . The schedule D of Voluntary Petition does not show any unsecured portion. The debtor was discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.
This loan modification agreement was made between the borrower xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I in the amount of xx, beginning from xx. The maturity is xx. The interest-bearing amount is xx. There is no provision for the balloon payment. Previously the loan was modified in xx.	Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: ARM Indexx Type   Loan Value: Not Applicable   Tape Value: Treasury - One Year   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER documents bankruptcy was filed.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the loan file review the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the tape data interest only exxpiration date is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per the note the amortization ARM.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the modification agreement Mod stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the application post-close total debts are xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the note stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the tape data total term including Mod exxtensions months xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx  The following required State Disclosures are missing from the loan file.

x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
xx  Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
																									xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12823324	xx	642	Not Applicable	53.678%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$39,083.81	4.000%	$381.14	xx/xx/xxxx	Financial Hardship	Updated title report dated xx/xx/xxxx shows subject mortgage wasxx
The chain of assignment of mortgage is incomplete. The last assignment was from xxHowever, no further assignment to current assignee xx” has been found.
The following liens and judgments are active on the subject property.
There is an HOA lien active against the subject property in the amount of $x,x which was recorded on xx/xx/xxxx in xx. No foreclosure has been initiated by the said HOA lien holder.
There is one civil judgment (xx) entered against the borrower, xx in the favor of “xx” in the amount of $x,x which was recorded on xx/xx/xxxx.
No delinquent taxes have been found.
The Payment History dated as of xx/xx/xxxx reveals that the borrower has been current with the payments. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. However, the tape data as ofxx/xx/xxxx shows that the borrower is next due for x/x/xxxx and the current UPB is in the amount of $xx,xxx.xx.	Collections Comments:Loan Status: The loan is active in collections and the next due date for the payment is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx and the UPB as of xx/xx/xxxx shows UPB in the amount of $xx,xxx.xx.
Regarding the contact to the borrower: it seems that the borrower has not been co-operative with servicer.
According to BPO report datedxx/xx/xxxx,  the subject property appears to be in average condition with no repairs were noted at the time of inspection. The subject is occupied. There were cars in the driveway

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx,xx . The debtor was discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.  The POC was filed with secured claim in the amount of xx and arrears to be cured in the amount of $x,xxx.xx.   The Debtor and mortgage lender xx have reached an agreement
to modify the loan on xx The trustees final report dated x/x/xxxx shows that the arrears have been paid off.	The borrower and mortgage lender xx have reached an agreement to modify the loan. The principal amount owed under the new loan will be xx, which includes approximately xx in existing unpaid interest added to principal.
The interest rate is reduced to xx Fixed. The monthly payment amount is xx The term of the new loan will be for xx months.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: Lender name is correct.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI Company is xx per MI Cert   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is correct.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post Close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) xx risk indicator is "Moderate" due to failure of TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data:$xxx,xxx.xx Comparison Data:$xxx,xxx.xx Variance:-$xxx.xx"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan files."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47363285	xx	647	Not Applicable	52.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx
No active judgments or liens have been found.
First county taxes of xxxx have been paid in the amount of $x,xxx.xx.
"According to updated title report datedxx/xx/xxxx, the current ownership of subject property is with xx
According to "Deed Into Trust"  recorded xx on x/x/xxxx, the property was transferred from xx  under the provision of a trust agreement dated x day of August, xxxx and known as Trust number xx (Grantee)."
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the Note.
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan currently performing.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the Note.
According to the PACER, xx  and the plan was confirmed on xx/xx/xxxx. POC was filed on xx in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. Chapter xx Final Report and Account dated xx/xx/xxxx states that subject creditor claim arrearage was paid in the amount of xx  through bankruptcy. This case was closed on xx/x/xxxx and it was terminated on xx/xx/xxxx.
Available documents (xx  in file reveal that loan was in foreclosure in the year xxxx. Foreclosure was referred to attorney, which was completed onxx/xx/xxxx. Foreclosure complaint was filed on   with case xx  and the lis pendens was filed on same day.  But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the xx  date xx
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available documents xx  in file reveal that loan was in foreclosure in the year xxxx. Foreclosure was referred to attorney, which was completed onxx/xx/xxxx. Foreclosure complaint was filed onxx/xx/xxxx with xx and the lis pendens was filed on same day.  But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the casexx . Bankruptcy case was closed on xx/xx/xxxx. Borrower currently is maxxpayments regularly.
Bankruptcy Comments:According to the PACER, xx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. Chapter xx Final Report and Account dated xx/xx/xxxx states that subject creditor claim arrearage was paid in the amount of xx through bankruptcy. This case was closed on xx/x/xxxx and it was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application was signed on xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bk was filed by the borrower.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the servicing comments, the foreclosure was re-initiated in xx. The file was referred to an attorney and the complaint was filed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debtper xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. However, the following state disclosures are missing from the loan file.
xx  Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94117583	xx	Unavailable	Not Applicable	57.255%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$56,076.99	3.875%	$677.11	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx The chain of assignment is incomplete as the subject mortgage is currently with the, “xx” instead of “xx.”
No active liens and judgment have been found on updated title report.
x installment of City tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
x installment of City tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.	Collections Comments:The usbject loan is in performing. Review of the collection comment state that the borrower is performing. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.borrower is performing. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the modification terms.
Loan modification agreement was made between the borrower and Lender on xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx The new principal balance is xx Lender has agreed to defer the amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xxxx. Reason for xx
Borrower has filed bankruptcy under chapter x xx . Schedule D of voluntary petition datedxx/xx/xxxx  shows amount of secured claim without deducting the value of collateral is xx  and value of collateral is xx  therefore the unsecured portion is $xx,xxx.xx. Debtor was discharged on xx/xx/xxxx. Case was terminated on xx/xx/xxxx.
As per latestxx/xx/xxxx, Subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx Schedule D of voluntary petition datedxx/xx/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is $xx,xxx.xx. Debtor was discharged on xx/xx/xxxx. Case was terminated on xx/xx/xxxx.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: UGI   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "ComplianceEase Exception Test failed due to xx
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "xx
* xx  FHA or xx  missing and required (Lvl x)     "LTV exceed xx%. Hence, xx  certificate is required which is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report at the time of closing is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Legal Representation Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is available in the loan file but it is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84073798	xx	650	Not Applicable	93.686%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$90,083.42	3.750%	$846.09	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The chain of the assignment is not completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are x civil judgments in the total amount of $xx,xxx.xx which were recorded on different dates and filed by several plaintiffs.
x. There is certificate of sale in the amount of $xxx.xx which was recorded onxx/xx/xxxx and filed by Collector of taxes xx
Annual county taxes have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x months behind his scheduled payments.
Collections Comments:Collection comment locatorsxx
xx
xx
xx
Comment history is available from x/x/xxxx tillxx/xx/xxxx. However, we require latest xx months comments history. Comments are missing from x/x/xxxx tillxx/xx/xxxx.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Latest BPO report datedxx/xx/xxxx locator xx  shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx  and the plan was confirmed on xx/xx/xxxx.
Debtor was discharged on x/x/xxxx.
Motion was filed to convert the case from chapter x to chapter xx on xx/x/xxxx.
Amended POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and the arrearage of $x.xx.
Debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for xx months.
Voluntary petition filed on xx/x/xxxx does not show any unsecured portion.
Chapter xx Trustee's annual report was filed onxx/xx/xxxx.
The loan was modified on xx with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx. New maturity date is xx.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx ;however tape data shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Does lender G/L require MI? No; however tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term in months is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Principal balance stated in mod is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Attached   Tape Value: Detached   Variance:    Variance %:    Comment: Subject property is Attached; however tape data shows Detached.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. Exxtensions is xx; however tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Charged $xxxx.xx allowed $x.xx Over By +$xxxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Charged $xxxx.xx allowed $x.xx Over By +$xxxx.xx.
This loan failed the xx Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
xx  §xx:xxC-xx, N.J.A.C. §§x:x-xx.x) The loan does charge fee(s) not provided for in this act, which is prohibited."
* DTI > xx% (Lvl x)     "As per final xxxx, borrowers monthly income is $xxxx.xx and the monthly expenses are $xxxx.xx hence DTI exceeds xx.xx%."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following are the required state disclosure which is missing from the loan file.
x. xx  Attorney Disclosure.
x. Unacceptability of Insurance Notice.
x. Attorney Disclosure II.
x. Choice of Insurer Disclosure.
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26888271	xx	678	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$283,483.67	2.000%	$297.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is from xx. As Nominee For xx which was recorded on xx/xx/xxxx. However, it should be withxx.
There is a UCC lien in the favor ofxx which is recorded on xx/xx/xxxx. However, the amount is unavailable.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/xxxx.
x installment of combined jurisdiction tax of xxxx is due in the amount of $x,xxx.xx onxx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The Step modification agreement was signed between the borrower xx dated on xx
The Unpaid principal Balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx The maturity is dated on xx The interest bearing amount is $xx,xxx.xx and deferred balance in the amount of $xxx,xxx.xx. There is no provision for the balloon payment.
The borrower xx . The debtor was standardly discharged onxx/xx/xxxx and the case got terminated on xx
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The schedule D of the voluntary petition shows that the amount of claim without deducting the amount of claim is xx and the value of the collateral is xx however, the unsecured portion is $xxx,xxx.xx. The debtor was standardly discharged on xx	This Step modification agreement was signed between the borrower xx. dated on xx.
The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is dated on xx. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Credit Application Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application is missing from the loan fies. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per modification deferred balance is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value:xx., a Deleware Corporation   Variance:    Variance %:    Comment: The lender name is as per note xx., A Delaware Corporation   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification stated terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD, purpose of transaction is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: AS per note ststed maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per modification stated terms are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application / xxxx is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx , following state disclosures are missing from the loan file.
x. xx  Consumer Credit Disclosure / Fair Credit Reporting Notice.
x. xx  Interest Rate Disclosure.
x. xx  Hazard Insurance  Disclosure.
x. Tax Escrow Account Designation.
x. Mortgage Bankers and Exempt Organizations Preapplication.
x. Co-Signer Notice Requirements.
x. Default Warning Notice.
x. Commitment Disclosure.
x. Lock-in Disclosure.
xx. Expiration of Lock-in or Commitment Period."
																									* TIL not hand dated (Lvl x) "Truth In Lending is not hand date by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5452191	xx	655	Not Applicable	45.061%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$253.88	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated onxx.
The current taxes due is $xxx.xx.
There are two junior liens on the subject property which is:
x)  The amount of $x,xxx.xx with the lien type of civil judgment in the favor of  xx.
 x)  The amount of $xx,xxx with the lien type of mortgage in the favor of x, x.x.
																The annual county taxes for the year of xxxx are paid in the amount of $xxx.xx and there are no prior delinquent taxes found open.	The payment history dated x/x/xxxx shows that the borrower one month delinquent and next payment due date isxx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx.The current UPB is in the amount of $$xx,xxx.xx
The loan modification agreement was made between xx  with a new principal balance of xx with fixed rate of x.xxx%.The borrower promised to pay  monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx

The bankruptcy filing date is xx/xx/xxxx. The current bankruptcy filing date is xx/xx/xxxx which is under chapter-x
..The motion for relief is not filed and also there is no proof of Reaffirmation.

According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with  xx
The current taxes due is $xxx.xx.
There are two junior lien on the subject property which is:
x)  The amount of $x,xxx.xx with the lien type oof civil judgment in the favor of  xx
 x)  The amount of $xx,xxx with the lien type of mortgage in the favor of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx . The debtor was discharged onxx/xx/xxxx and case was terminatedxx/xx/xxxx. No POC was filed.	The loan modification agreement was made between xx with a new principal balance of xx with fixed rate of xx.The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx.	Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The Application date, data provided is xx however audit value is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy, data provided is No however audit value is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The deferred principal (Modification) per payment history, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per agreement   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address city, data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street, data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification term,data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string,, data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed, data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction, data provided is Refinnace however audit value is Cashout   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date, data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term Including Mod.Exxtensions,data provided is xx however audit value is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CompliaEase risk Indicator shows "Moderate""
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32955080	xx	679	636	39.541%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$329.64	xx/xx/xxxx	Financial Hardship	Review of the updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The assignment of chain is not complete.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is judgment in the amount of $xxxx.xx which was recorded on x/x/xxxx and filed by xx.
x. There is state tax lien in the amount of $xxxx.xx which was filed by Department of Revenue.
Combined taxes have been paid in the amount of $xxx.xx.
Combined taxes have been due in the amount of $xxx.xx
No delinquent taxes have been located for the prior year.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for x months. The last payment was received in the amount of $xxx.xx on xx/x/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x months behind his scheduled payments.
Collections Comments:Collection comment locators xx
xx
xx
xx
Latest BPO report datedxx/xx/xxxx locator xx   shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.The loan is currently performing.

Foreclosure Comments:As per the latest collection comment, foreclosure process was initiated in the loan.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx  and the debtor was discharged on x/x/xxxx and it terminated on x/x/xxxx.
Voluntary petition filed on xx/xx/xxxx does not show any unsecured portion.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx that began on xx with the maturity date of xx. The new principal balance is xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Dismissed   Tape Value: Discharged   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for xx License Validation Test:
This loan failed the Indiana license validation test. xx  Indiana House Enrolled Act xx  requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate xx As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
xx  Consumer Loan License, Consumer Loan License   or the Exemption Letter xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for xx
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62561094	xx	647	Not Applicable	38.916%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$742.23	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount ofxx.
There is active civil judgment lien against subject borrower which is in the amount of $x,x recorded on xx/xx/xxxx and filed by xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
The borrower had filed the xx . The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx  Therefore, the unsecured portion is $xx,xxx.xx.
The debtor was discharged on xx. According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the xx  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $xx,xxx.xx.
The debtor was discharged on xx
The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: MOD term is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8004739	xx	714	Not Applicable	47.200%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$46,089.57	2.000%	$810.64	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx, shows that the subject mortgage was originated on xxx
The chain of the assignment has not been completed. The latest assignment is with xx, Its Successors or Assigns which was recorded onxx/xx/xxxx. However, it should be withxx.
There is a civil judgment in the favor of xx.
There is a credit card judgment in the favor ofxx in the amount of $x,x which was recorded on x/x/x.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/x.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/x.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/x.
xth installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/x.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower has been delinquent for x month. The last payment was received onxx/xx/xxxx, which was applied for the due date of xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for x month. The last payment was received onxx/xx/xxxx, which was applied for the due date of xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The step modification agreement was signed between the borrower xx
The Unpaid principal Balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx The interest bearing amount is $xxx,xxx.xx and deferred balance in the amount of $xx,xxx.xx. There is no provision for the balloon payment.
The borrower xx  The plan was confirmed onxx/xx/xxxx. The date of the last filing isxx/xx/xxxx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The latest BPO report datedxx/xx/xxxx shows that the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The plan was confirmed onxx/xx/xxxx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. The motion for relief from stay was filed onxx/xx/xxxx. The POC was filed onxx/xx/xxxx with the claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xx,xxx.xx. The date of the last filing isxx/xx/xxxx.	This Step modification agreement was signed between the borrower xx
The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification, Loan amortization type is step   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure.
x. Carbon Monoxide Alarms.
																									x. xx Smoke Detector Certificate."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23586037	xx	655	Not Applicable	46.686%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,061.12	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to xx and this AOM was recorded on xx/xx/xxxx.

Active junior or senior judgments/liens/mortgages:

x. There are x active junior Statement of Liens/Judgments available in the updated title report for unpaid Assessment charges against the subject property in the total amount of $xx,xxx.xx in favor of xx" and all the liens/judgments were recorded in between xxxx and xxxx.

The annual County taxes for xxxx-xxxx have been paid in full in the amount of $x,xxx.xx  onxx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is performing and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx	Collections Comments:The loan is performing and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx/xx/xxxx.
The debtor xx  The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx  and the value of collateral is xx
The xx  held by     has been considered as an unsecured non-priority claim. The debtor intended to retain the property and pay the subject mortgage as agreed and the subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's xx  and the case was terminated on xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx . The Schedule-D in Voluntary petition shows that the unsecured amount isxx out of secured claim in the amount of xx  and the value of collateral is xx
The Exhibit-F in Voluntary petition shows that the subject mortgage total claim of xx  held by     has been considered as an unsecured non-priority claim. The debtor intended to retain the property and pay the subject mortgage as agreed and the subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's xx and the case was terminated on xx/xx/xxxx.	The loan was modified on xx with the x step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of xx beginning from xx and the new maturity date is xx.	Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Per modification dated xx, there is no deferred amount.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx.   Tape Value: xx.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit Value address is correct   Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unable to determine source of tape data as MI cert not found.   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Tape data is erroneous   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Tape data is erroneous   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Tape data is erroneous   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Tape data is erroneous   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Audit value total term from modification dated xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay string per payment history is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay string reversed per payment history is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Tape data is erroneous   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit Value address is correct   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Per modifiction the maturity date is xx   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Audit value total term from modification dated xx Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."	* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31490541	xx	685	Not Applicable	38.383%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,366.69	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated onxx The chain of assignment has not been completed. Currently, the assignment is from xx There is one junior mortgage against the subject property in the favor of xxfor the amount of xx First and second county installment taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx. No, any prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is active in the collection and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx

Update: No additional information was found in recent collection comments review.
The borrower xx .  The debtor was discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.
As per the BPO report datedxx/xx/xxxx, the subject property is owner occupied. No, any damage and repairs have been found.

The servicing comment history is located at xx "

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx .  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is xx The debtor was discharged onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.

The loan modification agreement was made between borrower xx. As per the modified terms, the new principal balance is xx. The loan was modified in x steps. The borrower has promised to pay for the amount of xx with an interest rate of xx beginning on xx till maturity date is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx however tape data shows it is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes however tape data shows it is no.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Exxpiration Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest only exxpiration date is xx however tape data shows it is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is different from tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per xx is xx however tape data shows it is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx however tape data shows it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan has escrow holdback. No proof it was released (Lvl x)     "As per the final HUD-x located at “xx”, the attached document shows house hold Bank amount is $x,xxx.xx (section xxxx)."
* Loan has escrow holdback. No proof it was released (Lvl x)     "As per the final HUD-x located at “xxxxxxxxxx_xxxxxxxxx_xxxxxxxxx_post_close pg#xxxx”, the attached document shows house hold Bank amount is $x,xxx.xx (section xxxx)."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx  The following required State Disclosure is missing in the loan file.
x.Impound Account Disclosure
xx  Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
xx  Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "The settlement date is x/x/xxxx and note date is x/x/xxxx. However, the settlement date is different from note date."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			617	Not Applicable
52915791	xx	623	Not Applicable	44.684%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$707.05	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed as currently the assignment is with xx; however, it should bexx.
No Active judgments or liens:
Annual Combined taxes of xxxx are paid in the amount of $xxx.xx
Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The lat payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.x. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments as per the modification agreement made on effective date of xx	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The lat payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.x. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments as per the modification agreement made on effective date of xx
The foreclosure was not initiated in the loan.
The borrowerxx .The plan confirmed on xx/xx/xxxx.
The current status of loan is bankruptcy.
Available latest BPO report dated xx/xx/xxxx located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx   plan confirmed on xx/xx/xxxx.
The POC was filed onxx/xx/xxxx in the claim amount of xx  with arrearage in the amount of $x.xx.
Loan Modification agreement was made between borrower xx.
The borrower agree to pay the UPB of xx with interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: The Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: Destrehan   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address is xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address street is xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The property address street is xx   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The propertycounty is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod exxtentions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* xx  FHA or xx missing and required (Lvl x)     "LTV is xxx.xx% which is greater than xx.xxx% hence, xx  certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following state disclosures are missing from the loan file:
x.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x.Anti-Tying Disclosure
x.Financial Institution Choice of Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35095034	xx	636	Not Applicable	47.390%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$94,176.67	2.000%	$527.25	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the mortgage was originated onxx
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx. It should be withxx Inc.
There is a hospital lien open against borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
Annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of xx
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received on x/x/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the xx . Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as $xx,xxx.xx. This case was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx Schedule D in voluntary petition dated x/x/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $xx,xxx.xx. This case was discharged onxx/xx/xxxx and it was terminated onxx/xx/xxxx.	The loan modification agreement was made between borrower and xx on xx with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was xx and the modified P&I was xx beginning on xx. The step rate was in x steps ending at rate x.xx% and P&I will be xx applicable from xx to maturity date xx.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Superior Home Mortgage Corporation   Tape Value: Superior Home Mortgage   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Paymemnt history srting reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close debt is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtension xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file.."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20147123	xx	520	557	52.340%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$21,491.03	3.875%	$345.22	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated onxx
The chain of assignment has been completed. Currently, the assignment is from xx

There is junior judgment against the borrower in the favor of xx
Annual county and city taxes of xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx. The borrower has made the last payment as per Modification agreement.	Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx. The borrower has made the last payment as per Modification agreement.
As per comment dated xx/xx/xxxx, the reason for default is Excessive obligation.
The loan modification agreement was made between borrower xx
The debtor xx
The foreclosure was initiated in xxxx and put on hold due to modification.
As per Exterior Inspection report dated xx/xx/xxxx, the subject property is owner-occupied and maintained in condition.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney onxx/xx/xxxx. As per comment dated xx/xx/xxxx, the sale has been scheduled. However, unable to scheduled sale date. Further details are not available. The loan was modified on xx/xx/xxxx.
Bankruptcy Comments:The debtorxx   The plan was confirmed on xx/xx/xxxx. The POC was filed by xx with the secured claim amount of xx  and the arrearage is $xxxx.xx. According to Chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx.xx semi-monthly for a period of xx months. According to Trustee’s final report dated xx/xx/xxxx, the debtor had paid the arrearage in the amount of $xxxx.xx and the principal in the amount of xx to the creditor     The debtor and debtor were discharged on xx/xx/xxxx. The case was terminated on xx/xx/xxxx.

The loan modification agreement was made between borrowerxx and lender xx on xx. The new modified principal balance is xx. The borrower promises to pay monthly P&I in the amount of xx with an interest rate of xx beginning from xx till the maturity date of xx. The deferred principal balance is xx. The interest bearing amount is xx.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The debtor Carlos Santellus Jefferson and Keva Lynn Jefferson had filed bankruptcy under Chapter xx with the case #xx-xx on xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Deferred principal per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The lender name isxx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The Purpose of Transaction is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
The loan data is $xxxx.xx and the comparison data is $xxxx.xx; hence, the variance is +$xxx.xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing in the loan files.

x.Placement of Insurance Disclosure
x.Availability of Title Insurance
xx  Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR was not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL was not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11919963	xx	677	Not Applicable	46.760%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$8,148.10	4.000%	$186.96	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated onxx
The chain of assignment is not complete. The last assignment was made on xx/xx/xxxx from xx, which was recorded on xx/xx/xxxx. However, it should be with xx
There are active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.

Collections Comments:The loan is performing. Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.
The borrower xx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx  The POC amount is xx and total arrearage amount is $xxx.xx. The debtor was   discharged on xx/xx/xxxx and case terminated on xx/xx/xxxx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx.
According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx  The POC amount is xx and total arrearage amount is $xxx.xx. The debtor was   discharged on xx/xx/xxxx and case terminated on xx/xx/xxxx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is xx
Loan Modification agreement was made between borrower xx.
The borrower had given promise to pay the UPB of xx  with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per final application the application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the Pacer, the borrower xx had filed bankruptcy under chapter xx with the case # xx on xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination xx and the Lender did not require MI according to the appraisal report.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification document modified stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as mmxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xxmm.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Post- close total Debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification document the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the Disclosure of Additional Fees state disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85201874	xx	629	Not Applicable	45.756%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$60,241.23	4.000%	$1,258.29	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The latest assignment should be withxx.
There are no active liens and judgments.
The x and x county taxes of the year xxxx-xxxx have been paid in the amount of $xxxx.x.
The x and x utilities taxes of the year xxxx-xxxx have been paid in the amount of $xx.
The x and x other taxes of the year xxxx-xxxx have been paid in the amount of $xx.
No prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is maxxregular payment. The last payment was received onxx/xx/xxxx. The last payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $xxxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:The loan is currently performing. According to the payment history as ofxx/xx/xxxx, the borrower is maxxregular payment. The last payment was received onxx/xx/xxxx. The last payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
the loan was modified on x/x/xxxx. The reason for default is decreased income. The subject property is owner occupied. The borrower's intention is to keep the property. As per the comment datedxx/xx/xxxx, the subject property had damaged; however unable to determine the nature of damage. No further details have been found regarding damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-xx with the xx The plan was confirmed onxx/xx/xxxx. The POC was filed aa The POC amount is aa and arrearage is in the amount of $xx,xxx.xx. The bankrutcy was discharged onxx/xx/xxxx.	According to the modification, the loan was modified on xx between the borrower xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. This loan was modified only once.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per note age of loan is xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER bankruptcy was filed.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: As per mod deferred balance is xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per mod amortization terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per application total debt is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per mod amortization terms are xx months Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
xx  Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value
x.Affiliated Business Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42394620	xx	637	Not Applicable	67.801%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$853.32	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxx shows the mortgage was originated on xx
The chain of the assignment has been not completed. The current assignment is with xx.
The annual installments of combined taxes for the year of xxxx are paid in the amount of $xxxx.xx.
The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from one month and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.

Collections Comments:The review of the collection comment shows that the loan is in the collection.
The servicing comment dated xx/xx/xxxx states that the reason for default is excessive obligation.
The borrower is interested in Repayment plan and  the borrower wants to keep the property.
As per BPO Report onxx/xx/xxxx, the property is occupied by the owner. No damage is found to the property and property is in average condition.

Update: As per the servicing comment dated xx/xx/xxxx, a payoff has been approved for the total amount of aa Further details were not provided. As per the servicing comment dated xx/xx/xxxx, the borrower has been approved for a x months repayment plan from March xxxx to June xxxx with a monthly amount of $x,xxx.xx.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx and plan was confirmed onxx/xx/xxxx and it was discharged on xx/xx/xxxx.. The debtor shall pay the total amount of $x,xxx for xx months and $x,xxx for xx months to the Chapter xx Trustee, for the approximate period of xx months. The lender had filed POC on xx/xx/xxxx with the total amount xx
This modification agreement was done between the borrower xx.
As per the modified terms, new principal balance is xx. There is no principal forgiven amount and deferred balance. There are x steps of modification. Borrower promises to pay and the xst step is xx monthly with a modified interest rate xx beginning from xx, xnd  step is xx monthly with a modified interest rate xx beginning from xx, xrd  step is xx monthly with a modified interest rate xx beginning from xx, with a maturity date is xx.
Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: The Final application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Variance:    Variance %:    Comment: As per the Note document, the lender name isxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification loan amortization is Step type amortization. However the tape shows that it is Fixed.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the modification stated terms xx months. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Final Application, the back debt is given in te amount of xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification total term Including Mod. exxtention xx months. However the tape shows that it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to the final loan application the borrower’s total monthly income is $xxxx.xx and total debts are in the amount of $xxxx.xx. So, the DTI is greater than xx%."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
																									x.Attorney Selection Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39986270	xx	583	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.375%	$686.03	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated onxx. The Chain of the assignment has not been completed. It is missing from xx toxx, x.
No active judgments or liens have been found against the borrower.
x installment of county taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
x installment of county taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is x/x/xxxx. The last payment was received date on x/x/xxxx and it is in the amount of $xxx.xx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is x/x/xxxx.
The reason for default from the servicing comments is unable to determine. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx  and the plan was confirmed onxx/xx/xxxx. The debtor shall pay the trustee in the amount of $xxx.xx for xx months in the total amount of $xxxxx. The POC was filed on xx in the amount of xx and the amount of arrearage is $xx.xx. The borrower has not filed POC within xx days from the bankruptcy filing.

The Loan modification agreement was made on xx, between the borrower xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date xx. The new principle balance stated in the Modification is in the amount of xx. The deferred amount has not been given. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision. The loan has been modified only once since origination.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value:xx   Tape Value: xx Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx .   Tape Source: Initial   Tape Type: Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the following state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure for Condominiums
x.Hazard Insurance Disclosure
x.Insurer Recommendation Disclosure
xx  Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As loan was originated on x/x/xxxx. However, as per the ROR the transaction date is x/x/xxxx which is different from origination date."
																									* Settlement date is different from note date (Lvl x) "The loan was originated on x/x/xxxx. However, as per the HUD-x the settlement date isxx/xx/xxxx which is different from the Note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56032325	xx	613	597	43.282%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$6,492.99	4.250%	$427.85	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx
The chain of assignment is incomplete as the current assignment is with xx. However, the current assignee should bexx.
No any active judgments and liens have been found.
xxxx combined x installment annual taxes are due in the amount of $xxx.xx.
xxxx combined x installment annual taxes have been paid in the amount of $xxx.xx.
Review of payment history shows that the borrower is two months behind the payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. Latest payment history reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is two months behind the payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. Latest payment history reflects the UPB in the amount of $xx,xxx.xx.
No evidence of post-closing FC has been found.
The borrower xx . According to chapter x individual debtor’s statement of intension, the borrower wants to surrender his property however no any evidence has been found regarding the surrender. According to updated title report datedxx/xx/xxxx, the property currently is still vesting in the name of xx However, BK is discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
According to latest BPO report datedxx/xx/xxxx, the subject property is owner occupied and no any damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . According to chapter x individual debtor’s statement of intension, the borrower wants to surrender his property however no any evidence has been found regarding the surrender. According to updated title report datedxx/xx/xxxx, the property currently is still vesting in the name of xx hence the unsecured portion is $xxx.xx. However, BK is discharged on xx	The loan modification agreement was made between xx. The first modified payment was due on xx and the new maturity date is xx. The new Modified Unpaid Principal Balance is xx which includes deferred balance in the amount of xx. The modification rate is xx and modified P&I is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx however the tape data shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String xx. However the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String Reversed is xx. However the tepa shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Closer total debts per xx are xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx and tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan is failed for the Indiana license validation test.
Indiana House Enrolled Act xx  requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
xx  Consumer Loan License, Consumer Loan License xx  or the Exemption Letter xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for the xx  license validation test."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Below state disclosures are missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62459994	xx	615	Not Applicable	32.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is not complete. The current assignee of mortgage is xx. However the assignment it should be with xx.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against the borrower which is in the amount of xx
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.
Collections Comments:The loan is in collections. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.
The borrower “xx and the plan was confirmed onxx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  the value of the collateral is xx  Therefore, the unsecured portion is $x.xx. The POC was filed on xx  The POC amount is xx and total arrearage amount is $x,xxx.xx. Trustee final report filed on xx/xx/xxxxhows that the mortgage ongoing principal paid in the amount of xx from the claim amount.
According to the latest BPO the subject property is in average condition.

Update: As per the servicing comment dated xx/xx/xxxx, the borrower has been approved for a x months repayment plan with a monthly amount of $xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower “xx and the plan was confirmed onxx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx the value of the collateral is xx Therefore, the unsecured portion is $x.xx. The POC was filed on xx The POC amount is xx and total arrearage amount is $x,xxx.xx. Trustee final report filed on xx/xx/xxxxhows that the mortgage ongoing principal paid in the amount of xx from the claim amount.	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to review of MI certificate lender paid MI.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review of PH, string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review of PH, string is xx in reversed form.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: According to review of collateral documents property street address is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following State disclosures are missing from the loan file:
x.Insurance Solicitation/Post Commitment Requirement
x.Non-Deposit Investment Product Disclosure Are there any promotional materials?
x.Collateral Protection Insurance Disclosure
x.Choice of Insurance Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Rescission Notice
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Interest and Fees Pre-closing Disclosure
x.Home Equity Consumer Disclosure
xx.Commitment Requirement/Anti-Tying
xx  Loan Agreement Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan files."
																									* Settlement date is different from note date (Lvl x) "The settlement date isxx/xx/xxxx which is different from note date x/x/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83559896	xx	677	Not Applicable	52.730%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$29,730.08	4.625%	$834.72	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has not been completed, currently the assignment is with xx.
The updated title shows there is one HOA lien against the borrower which was recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of xx
County taxes of xxxx-xxx are paid in the amount of $xxxx.xx.No prior delinquency has been found.
According to the payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is currently performing with the loan and maxxregular payments According to the payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of $xxx,xxx.xx.
The loans has modified since the origination. The modification agreement was made between the lender xx and the borrower xx on xx the new principal balance as per mod is xx The amount of xx is referred as deferred principal balance and the interest bearing amount is $xxx,xxx.xx. The modified P&I is $xxx.xx with an interest rate of x.xxx%.
The foreclosure document located at “xx further details have been found regarding the foreclosure.
The borrower xx  and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update: As per the servicing comment dated xx/xx/xxxx, the borrower has been approved for a xx months repayment plan from July xxxx to April xxxx with a monthly amount of $x,xxx.xx. As per the servicing comment dated xx/xx/xxxx, the borrower has been approved for a x months repayment plan. As per the servicing comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. As per the servicing comment dated xx/xx/xxxx, the foreclosure has been cancelled due to reinstatement.

Foreclosure Comments:The foreclosure document located at “xx
Bankruptcy Comments:The borrower x x x had filed bankruptcy under chapter x with case#xx-xxxxx on xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	The modification agreement was made between the lender xx and the borrower xx the new principal balance as per mod is xx. The amount of xx is referred as deferred principal balance and the interest bearing amount is xx. The modified P&I is xx with an interest rate of xx. The modification does not contain balloon payment.	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape data is erroneous. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Audit value reflects current Foreclosure action in xx per files povided.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Per Note and Mortgage the lender name is spelled xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Tape data modification stated term includes all exxtensions, not just current modification term.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay string per payment history is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Pay string per payment history reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt per application is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Tape data is referencing the original note stated maturity date.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: The subject property type is PUD.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtensions is xx. Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "The eligible copy of Final HUD-1 is available in the loan file. However, the final HUD is not signed by the borrower."	* Settlement date is different from note date (Lvl x) "As per final HUD-x the settlement date is xx/xx/xxxx which is not matching with note date. However, the note date is xx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46898811	xx	721	Not Applicable	28.862%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$577.06	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. for the amount of . The chain of assignment has not been completed. The assignment is from xx. as nominee for xx. The assignment should be withxx. No active judgments or liens have been found against the subject property/the borrower.
First installment of combined taxes for the year of xxxx have been paid in the total amount of $xxx.xx and second installment of school taxes for the year of xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been regular payments and the next due date xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The borrower had made last payments according to the modification agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The current legal status of the loan is performing and the next due date xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The borrower had made last payments according to the modification agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx.
According to document located at “xx . No further details of foreclosure proceedings have been found in the collection comment/the loan file. The borrower, "xx .  According to voluntary petition schedule D, the value of the collateral is xx  and the amount of secured claim is xx  Hence, unsecured portion is reflected in the amount of xx. However, the case was discharged on xx
According to BPO report located at “xx . Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.
Collection comments are located at “xx

Foreclosure Comments:According to document located at “xx  No further details of foreclosure proceedings have been found in the collection comment/the loan file. The borrower, "xx . However, the case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
Bankruptcy Comments:The borrower, "xx .  According to voluntary petition schedule D, the value of the collateral is xx. Hence, unsecured portion is reflected in the amount of $xx,xxx.xx.
However, the case was discharged on xx	This modification agreement was made between the borrower, xx. The new modified principal balance is xx. The borrower promises to pay P&I in the amount of xx with the initial step interest rate of xx beginning from xx. The modified maturity date is xx. The loan was modified with three steps.	Missing Dicsloures Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx ; However, tape shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx ; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes ; However, tape shows no.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure details have been found in the loan filr.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to application, MI is required for this loan.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Lender name is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization tyepe is step ; However, tape shows Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per xx is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated as per HUD-xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx; However, tape shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or xx missing and required (Lvl x) xx certificate is missing from the loan file. Cancellation of mortgage insurance has been found in the loan file located at "xx ". However, this copy is not signed by the mortgage insurance company."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16755028	xx	648	635	41.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was xx.

The chain of assignment is incomplete; currently assignment is with ‘xx’. The last assignment should be with ‘xx’.

x. There are two civil judgments against the borrower in the favor of ‘xx’ which was recorded on xx/xx/xxxx in amount of $x.x.
x. There is state tax lien against the borrower which was recorded on xx/xx/xxxx in the favor of ‘xx in amount of $xxx.xx.
No delinquent taxes have been found.
The county taxes for the year of xxxx have been paid off in amount of $x,xxx.xx.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the note terms.
Collections Comments:Collection comment Documents:

xx

According to BPO report xx  dated xx/xx/xxxx the subject property is occupied by owner and no damages/repairs have been found. The comment dated xx/xx/xxxx shows that loan reported as delinquent to PMI company. The comment dated xx/x/xxxx shows that the no damages to the property.
No evidences have been found regarding foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the note terms.

Bankruptcy was filed by “xx  Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx. The creditor ‘xx’ has filed the POC on xx with secured claim amount of xx  unsecured amount is $x.xx and arrearage is $x,xxx.xx. Amended chapter xx entered on xx/xx/xxxx debtor shall pay the payment $xxx.xx per month for xx months. This plan was confirmed on xx/xx/xxxx. Currently loan is in active bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The creditor ‘xx’ has filed the POC on xx with secured claim amount of xx unsecured amount is $x.xx and arrearage is $x,xxx.xx. Amended chapter xx entered on xx/xx/xxxx debtor shall pay the payment $xxx.xx per month for xx months. This plan was confirmed on xx/xx/xxxx. Currently loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "State Regulation test failed:
x. Broker Fees Test:Loan Data: $x,xxx.xx, Comparison Data: $xxx.xx and  Variance: +x,xxx.xx.
x. Origination Fee & Broker Fee Test:Loan Data: $x,xxx.xx, Comparison Data: $xxx.xx and  Variance: xx
* ComplianceEase State Regulations Test Failed (Lvl x)     "x. This loan failed the broker fees test due to one or more of the following findings: The loan has xx  preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than x%;
x. This loan failed the origination fee and broker fee test: The loan does not have xx  preemption selected and the sum of the origination fee and all broker fees is greater than x%."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State; however, required state disclosures are missing from loan file.
x. xx  Collateral Protection Act Notice.
x. Borrower's Choice of Insurer orAgent."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63425766	xx	Unavailable	Not Applicable	44.798%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$368.90	xx/xx/xxxx	Financial Hardship
Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment is incomplete; currently assignment is with ‘xx’. The last assignment is with ‘xx’.
There is junior mechanics lien against the borrower in amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xx’.
The combined annual taxes for the year of xxxx have been paid off in amount of $xxxx.xx.
No delinquent taxes have been found.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the modification made on xx
Collections Comments:Collection comment Documents:

xx

According to BPO report xx  the subject property is occupied by owner and property type is single family residence. No damages/repairs have been found. The comment dated xx/xx/xxxx shows that reason for default is loss of income and she has been looxxfor other employment.
The comment dated xx/xx/xxxx shows damages have been not found due to disaster.

 The comment dated xx/xx/xxxx shows LPS foreclosure closed the file. No evidences have been found regarding foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of xx
The payment history dated xx/xx/xxxx shows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the modification made on xx

Bankruptcy was filed by “xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x,xxx. The subject creditor ‘xx ’ filed the POC onxx/xx/xxxx (Deadline date) with secured claim amount of xx  and arrearage is $x,xxx.xx. However, Trustee’s final report entered on xx/xx/xxxx shows that claim asserted in amount of xx  claim allowed is in amount of xx  and creditor paid the principal amount is $xx,xxx.xx. The amended plan entered on xx/xx/xxxx shows that debtor shall pay the payment $x,xxx.xx for x months and plan was started from xx/xx/xxxx; other $x,xxx.xx for xx months and plan was started from xx/xx/xxxx. Plan has not been confirmed yet. Bankruptcy case was discharged on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x,xxx. The subject creditor xx filed the POC on xx (Deadline date) with secured claim amount of xx and arrearage is $x,xxx.xx. However, Trustee’s final report entered on xx/xx/xxxx shows that claim asserted in amount of xx claim allowed is in amount of xx and creditor paid the principal amount is xx The amended plan entered on xx/xx/xxxx shows that debtor shall pay the payment $x,xxx.xx for x months and plan was started from xx/xx/xxxx; other $x,xxx.xx for xx months and plan was started from xx/xx/xxxx. Plan has not been confirmed yet. Bankruptcy case was discharged on xx	The loan modification agreement was made between ‘xx. The first modified payment is still due for xx and the new maturity date will be xx. The new modified UPB is xx and deferred balance is in the amount of xx. The borrower made the last payment as modification terms with interest rate of xx and modified P&I is xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Lender paid MI? is Unavailable.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI company is Unavailable.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total debt including MOD is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) "The loan type is conventional, LTV is exceeding to xx%. However, the required xx certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State; however, required state disclosures are missing from loan file.
x. Commitment Requirement/Anti-Tying
x. Collateral Protection Insurance Disclosure
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?
x. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date is xx/xx/xxxx which is after the note date is xx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53138623	xx	605	Not Applicable	30.102%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$616.71	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated onxx
The chain of the assignment has not been completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is judgment in the amount of $x which was recorded onxx/xx/xxxx and filed by Discover xx
x. There are three state tax liens in the total amount of $x,x which was filed by GA Department of Revenue and recorded on different dates but it is not against to our subject borrower.

Annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Collection comment locators xx
xx
xx
According to the collection comment datedxx/xx/xxxx, borrower has intention to repair the subject property. No further information is available. Latest BPO report locatorxx does not show any repair or damage towards the subject property.
Comment history is available from x/x/xxxx tillxx/xx/xxxx. However, we require latest xx months comments history. Comments are missing from x/x/xxxx tillxx/xx/xxxx.
Available servicing comment shows that the subject property is owner occupied.
Borrower wants to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx  and the plan was confirmed onxx/xx/xxxx.
The debtor was discharged onxx/xx/xxxx and terminated on xx/xx/xxxx.
POC was filed on xx with the secured claim amount of xx  and the arrearage of $xxxx.xx.
As per the chapter xx plan, debtor (borrower) will pay to the xx  Trustee the sum of $xxx.xx for xx months.
Voluntary petition filed onxx/xx/xxxx does not show any unsecured portion.
Motion for relief from automatic stay was filed on xx
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is xx. The maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosure is missing from the loan file.
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30154979	xx	708	697	31.511%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,038.41	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx
Active junior or senior judgments/liens/mortgages:

x. There is an active junior Abstract of  Judgment available in the updated title report against "xx

x. There is an active junior Abstract of  Judgment available in the updated title report against xx.

The annual combined taxes for xxxx have been paid in full in the amount of $x,xxx.xx  onxx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx	Collections Comments:The debtor (xx The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx and the value of collateral is xx
The debtor intended to retain the subject property by reaffirming the subject debt. The subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's Report of No Distribution" on xx/x/xxxx.
The debtor had signed the Re-affirmation agreement on xx

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx . The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx  and the value of collateral is xx
The debtor intended to retain the subject property by reaffirming the subject debt. The subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's xx
The debtor had signed the Re-affirmation agreement on xx
The loan was modified on xx with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Updated per xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated per PACE documents   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Missing MI Cert   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Missing MI Cert   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Missing MI cert   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated per xx   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Travis   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Mortgage   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Updated per modification Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The MI Certificate is missing from the loan file and the provided tape is also showing that the MI certificate is required for this loan."	* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41358672	xx	578	Not Applicable	54.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report datedxx/xx/xxxx shows that the subject mortgage originated on xx
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment with xx.
No active judgments or liens have been found.
Annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from xx/x/xxxx. The delinquency has been done for x months. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the Note.
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from xx/x/xxxx. The delinquency has been done for x months. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the Note.
According to the PACER, xx  and the plan was confirmed onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as $x.xx. POC was filed by Nxx in the secured claim amount xx  and an arrearage in the amount of $x,xxx.xx. Chapter xx Plan was filed onxx/xx/xxxx, which states that arrearage was included in the plan for the amount $x,xxx.xx and regular mortgage post petition payment will be paid directly to creditor. This plan was confirmed onxx/xx/xxxx.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update: The borrower had filed bankruptcy under chapter-xx with the xx bankruptcy has been discharged.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx and the plan was confirmed on xx. Schedule D in voluntary petition datedxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed byxx in the secured claim amount xx and an arrearage in the amount of $x,xxx.xx. Chapter xx Plan was filed onxx/xx/xxxx, which states that arrearage was included in the plan for the amount $x,xxx.xx and regular mortgage post petition payment will be paid directly to creditor. This plan was confirmed onxx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx but tape data shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date (baseline script version) is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Captured as per NOte.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan not modified.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Loan not modified.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx but tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per xx is xx but tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from loan file.
xx  Loan Agreement Notice
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95387798	xx	708	Not Applicable	47.186%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$1,305.15	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx
The chain of assignment not completed. There is break in assignment chain from xx toxx.
Chain of assignment is completed as the subject mortgage is with xx” as a current assignee. There are Active Judgment and Lien pending against the borrower.
x) There is a junior mortgage against the borrower of “xx, x.x.” in the amount ofxx.
 x) There are xx  State tax Liens against the borrower in the totaling amount of $xx,xxx.xx in favor of the director of industrial relations,xx.
x) There is active Notice of special tax lien found against the subject property in the amount of $xx,xxx.xx in the favor of “xx” which was recorded onxx/xx/xxxx.
xxxx-xxxx combined county taxes paid amount $x,xxx.xx. No prior delinquency.	The Payment History dated as ofxx/xx/xxxx reveals that the borrower is maxxpayments and the loan is current. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date x/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement dated xx	Collections Comments:The loan is currently performing due to a modification signed on x/x/xxxx. The last payment was received onxx/xx/xxxx. The next due date is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the payment history is in the amount of xx. The loan modification agreement was made between “xx ) effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx
No post close foreclosure activity has been found.
As per the review of the PACER report, the borrower had filed bankruptcy under chapter#x with xxxx/xx/xxxx and terminated onxx/xx/xxxx.
No damages or repairs have been found.  The borrower’s intention is to keep the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower had filed bankruptcy under chapter#x with xx The case was discharged on xx	The loan modification agreement was made between xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx along with the interest bearing amount of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per pacer bankruptcy available is loan file.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Deferred principal not found in modification.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per modification, Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close Total Debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41708577	xx	710	Not Applicable	30.004%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$2,101.28	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has not been completed, currently the assignment is with xx.
The updated title shows there are senior mortgage and civil judgment against the borrower.
The senior mortgage was originated onxx.
The civil judgment was recorded on xx/xx/xxxx for the amount of $xx,xxx.xx in the favor o fxx, issuer of the discover card.
County taxes of xxxx-xx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
The notice of sale was recorded on xx/xx/xxxx against the borrower xx.
According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the loan. According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. The UPB reflected as per the payment history is in the amount of xx
The borrower xx  The case was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.
The loan has modified since the origination. The modification agreement was made between the lender xx  and the borrower xx the new principal balance as per modification is xx with interest rate starting at x% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity date as per modification is xx
No comments have been found regarding the foreclosure in latest xx months servicing comments.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No comments regarding the repair or damage have been found.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The POC was filed on xx the POC amount is xx and the arrearage amount is xx case was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.The debtor shall pay to the trustee $xxx.xx for xx months. Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  however, the unsecured portion is $xxx,xxx.xx.
There is no comment indicating a cramdown.	The modification agreement was made between the lender xx and the borrower xx the new principal balance as per modification is xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. There are x steps of modification. Borrower promises to pay and the xst step is xx monthly with a modified interest rate xx beginning from xx, xnd step is xx monthly with a modified interest rate xx beginning from xx, xrd step is xx monthly with a modified interest rate xx beginning from xx, with a maturity date xx.The modification does not contain balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower has filed bankruptcy chapter xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The application reflects the mailing address street is "xx .   Tape Source: Initial   Tape Type: Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term months is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts per application is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the mailing address street is "xx".   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the property city is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state.
The following disclosures are missing from the loan file:
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure forCondominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. xx  Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53300484	xx	742	Not Applicable	17.149%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$36,915.93	5.000%	$597.22	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The chain of the assignment has not been completed.
No outstanding liens/judgments against borrower/property.
County taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x month behind his scheduled payments.

Collections Comments:Collection comment locators xx
xx
xx  shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx
The debtor was dismissed onxx/xx/xxxx.
POC was filed on xx with the secured claim amount of xx  and the arrearage of $x,xxx.xx.
Debtor (borrower) will pay to the xx  Trustee the sum of $xxx for x months and sum of $xxxx.xx for xx months.
Voluntary petition filed onxx/xx/xxxx does not show any unsecured portion.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is xx. The maturity date is xx.	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan xx months Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: date of mod idsxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address State   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Mod exxtension terms xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74289201	xx	696	647	58.187%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$459.53	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the Mortgage is withxx which was recorded on xx/xx/xxxx. However, the assignment is missing from xx.
No active judgments or liens have been found.
The combined first installment taxes of xxxx have been paid in the amount of $xxx.xx.
The combined second installment taxes of xxxx are due in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of the payment history shows that the borrower is current with the loan and the next due date of payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/x/xxxx. The review of the payment history shows that the borrower is current with the loan and the next due date of payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx. The borrower xx had filed the bankruptcy under chapter xx with the xx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx with the secured claim amount of xx and an arrearage amount is $x,xxx.xx. The motion for relief from stay was filed on xx/xx/xxxx. The schedule-D in Voluntary petition shows that $xxx.xx as unsecured portion out of claim amount of $xxx,xxx. No comment indicating a cram down has been found. However, the bankruptcy was discharged onxx/xx/xxxx. The debtor was discharged onxx/xx/xxxx and also got terminated onxx/xx/xxxx. The date of the last filing the bankruptcy wasxx/xx/xxxx. The loan modification agreement was made between the borrower xx . The loan has been modified once since origination. As per the latest property inspection report datedxx/xx/xxxx, the subject property is owner-occupied with no visible damages or repairs. No information pertaining to foreclosure has been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx with the secured claim amount of xx and an arrearage amount is $x,xxx.xx. The motion for relief from stay was filed on xx/xx/xxxx. The schedule-D in Voluntary petition shows that $xxx.xx as unsecured portion out of claim amount of $xxx,xxx. No comment indicating a cram down has been found. However, the bankruptcy was discharged on xx	The loan modification agreement was made between the borrower xx on xx.The modified UPB is xx with an interest rate of xx and a P&I of xx. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it has x modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date (baseline script version) is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Debtor has filed the bankruptcy on xx, which discharged on xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step modification.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: RMIC (Republic)   Variance:    Variance %:    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property address street is xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xx  requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the  xx. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated xx
The Indiana   xx  are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Indiana license validation test."
* xx FHA or xx  missing and required (Lvl x)     xx  certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure.
x.Federal Consumer Credit Protection Act Disclosure.
x.Insurance Freedom of Choice Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30372974	xx	598	Not Applicable	46.290%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated onxx
The chain of assignment has not been completed. The current assignment is with "xx". However, the current assignment should have been with "xx
There are x unreleased senior mortgages and one junior mortgage against the subject property described as follows:
First senior mortgage was originated on xx
Association recorded in xx.
Second senior mortgage was originated onxx
The junior mortgage was originated on xx
No prior year delinquent taxes have been found. x installment of combined taxes for the year xxxx has been paid onxx/xx/xxxx in the amount of $xxx.xx. x installment of combined taxes for the year xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.

As per the review of the payment history, the borrower has been delinquent for xx+ days and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.

Collections Comments:The loan is currently in the collections and the next payment is due for x/x/xxxx. The last payment was received in the amount of $xxx.xx which was applied for x/x/xxxx.
No modification, forbearance details are available in recent collections comment.
The reason for default is a curtailment of an income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments and BPO report located at “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx The bankruptcy was discharged on xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Application reflects application date as xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Post Close total debt per xx is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file. However, it is not executed by the borrower."	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following state disclosures are missing from the loan file:

x.Mortgage Loan Servicing Disclosure
x.Choice of Insurance Notice
x.Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27907834	xx	634	Not Applicable	95.010%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$38,035.35	4.000%	$833.41	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx No active judgments and liens have been found. The chain of assignment has not been made. Currently, the mortgage is with original lender isxx County annual taxes of year xxxx have been paid in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	According to latest payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in the collection process and the next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
No evidence of post-closing FC has been found.
The borrowerxx  The POC was filed by creditor xx for the secured claim of xx  and arrearage of $xx,xxx.xx. The Motion for Relief from stay was filed on x/x/xxxx.The second amended plan has been confirmed. The debtor promised to pay for trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $xx,xxx.xx. The debtor was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.
The reason for default is Curtailment of income.
According to comment datedxx/xx/xxxx, the subject property had damages to its roofing. The property needed repairs in the amount of $xx,xxx.xx and the repair program is in the amount of $xx,xxx.xx. Servicing comment is available till xx/xx/xxxx hence we are unable to determine whether the repairs have been completed or not.
As per the exterior inspection report dated xx/xx/xxxx, the subject property is owner-occupied and average in condition. It does not reflect the details of damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The POC was filed by creditor xx Inc. on xx for the secured claim of xx and arrearage of $xx,xxx.xx. The Motion for Relief from stay was filed on x/x/xxxx.The second amended plan has been confirmed. The debtor promised to pay for trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx. The debtor was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.	The loan was modified twice since origination. The borrower has been maxxthe payment as per the modification agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is xx. There is deferred principal balance in the amount of xx and interest bearing principal balance in the amount of xx. The borrower has promised to pay the loan with P&I in the amount of xx and interest rate xx beginning on xx till maturity date xx.	Missing Required State Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per the final application the date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the modification, the doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI certificatate is missing. However, the lender paid MI is unavailble.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx)   Variance:    Variance %:    Comment: MI certificate is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification reflects the modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Post-Close total debts per xx reflects as xx   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The county name is xx. However, the tape data shows that the xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated the maturity date is xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The modification reflects the total term including mod exxtensions is xx. Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "This is a Conventional Loan, Final HUD-1 shows the Mortgage Insurance amount is $144.82. However, the Mortgage Insurance Certificate is missing from the loan files."	* DTI > xx% (Lvl x) "As per Final Application, the total monthly income is $x,xxx.xx and the total monthly expense is $x,xxx.xx. Hence, the DTI is greater than the xx%." * Missing Required State Disclosures (Lvl x) "The subject property is located in xx State. The following required state disclosures are missing from the loan file. xx of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) x.Disclosure of Additional Fees"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,456.22	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33929388	xx	617	626	37.825%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$445.41	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The last assignment is from xx., as Nominee for xx which was recorded on xx/xx/xxxx. The assignment should be withxx. No active judgments or liens have been found against the subject property/the borrower. Annual county taxes for the year of xxxx have been paid in the total amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment according to the modification agreement dated xx with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The interest rate ois x.xxx % and P&I is $xxx.xx. The loan was modified on xx According to modified terms, the new principal balance is xx Borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx % beginning from xx The stated maturity date is xx Prior loan modification agreement was completed on xx/xx/xxxx which is located at “xx
The name of affidavit is located at “xx
The borrower, "xx . The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the trial plan was offered to the borrower for the amount of $xxx.xx which was due from xx/xx/xxxx to xx/xx/xxxx.
According to BPO report located at “xx , the subject property is owner occupied. As-Is list price is quoted as $xx,xxx.xx. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.
xx .

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx . The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	This modification agreement was made between the borrower, xx and the lender, “xx “on xx. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of xx with the modified interest rate of xx beginning from xx. The stated maturity date is xx.	Affiliated Business Disclosure Missing Dicsloures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx; However, tape show xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes; However, tape show no.   Tape Source: Initial   Tape Type:
Field: Borrower #xx Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #xx middle name n/a; However, tape show xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx However, tape show xx   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred principal per payment history is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification Stated term is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; However, tape show xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtension is xx; However, tape show xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the first lien origination fee test.
This loan failed the first lien prohibited fees test.
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien origination fee test.
The loan charges more than a x% origination fee (whether from the buyer or the seller).
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a x% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed x% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This loan failed the origination fee and broker fee test.
The loan does not have xx  preemption selected and the sum of the origination fee and all broker fees is greater than x%.
Origination Fee First Lien Test: FAIL Loan Data $x,xxx.xx Comparison Data $x,xxx.xx Variance +$xxx.xx.
Prohibited Fees First Lien Test: FAIL Loan Data $xxx.xx Comparison Data $x.xx Variance +$xxx.xx.
Origination Fee & Broker Fee Test: FAIL Loan Data $x,xxx.xx Comparison Data $x,xxx.xx Variance +$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xx.xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54378992	xx	591	Not Applicable	20.923%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.000%	$141.49	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment is incomplete; currently assignment is with xx’. The last assignment should be with ‘xx’.

 Subject Mortgage is on First lien position. There is State tax lien in favor of ‘xx’ which was recorded onxx/xx/xxxx.

 There is Credit Card Judgment in the amount of $x,x which was recorded on x/x/x in favor ofxx.

Combined taxes for the year of xxxx have been paid off in the amount of $x on due date xx/xx/xxxx.
No prior delinquent taxes have been found.

The payment history datedxx/xx/xxxxhows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
Collections Comments:Collection comment locater:
xx
xx
xx

According to the BPO report xx subject property is occupied by owner and no visible damages/repairs have been found.
The comment dated xx/xx/xxxx shows that foreclosure team requested to file the refer it and FC referral screen-print has been also  uploaded. No further information has been found regarding the foreclosure filing. The comment dated xx/xx/xxxx shows that reason for default is unemployment of borrower.

The payment history datedxx/xx/xxxxhows payment is next due on x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx

The loan modification agreement was made between “xx effective date is xx The first modified payment is still due for the date of xx and the new maturity date will be xx The new modified unpaid principal balance is xx interest bearing amount is xx The Borrower made the last payment as per the modification terms with interest rate of x.xx% and modified P&I $xxx.xx.

Bankruptcy was filed by “xx under the chapter x xx date xx Schedule D of voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remained as $x.xx. The deadline for filing the POC was set for xx and the subject creditor xx’  filed the POC on xx (Deadline date) with secured claim amount of xx unsecured amount is $x.xx and arrearage is $xx,xxx.xx. However, which is xx days after the Bankruptcy filing date. Amended chapter plan entered on xx/xx/xxxx and debtor shall pay the payment $xxx.xx per months total amount of arrearage is $xx,xxx.xx. This plan was confirmed on xx/xx/xxxx. After than chapter xx plan was converted to chapter x. Trustee’s final report entered on xx/xx/xxxx shows that the claim scheduled is in amount of $xx,xxx.xx, Claim asserted in amount of $xx,xxx.xx, claim allowed is in amount of $xx,xxx.xx and creditor paid the principal is in amount of $x,xxx.xx. Bankruptcy case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter x caxx. Schedule D of voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remained as $x.xx. The deadline for filing the POC was set for xx and the subject creditor xx’ filed the POC on xx (Deadline date) with secured claim amount of xx unsecured amount is $x.xx and arrearage is $xx,xxx.xx. However, which is xx days after the Bankruptcy filing date. Amended chapter plan entered on xx/xx/xxxx and debtor shall pay the payment $xxx.xx per months total amount of arrearage is $xx,xxx.xx. This plan was confirmed on xx/xx/xxxx. After than chapter xx plan was converted to chapter x. Trustee’s final report entered on xx/xx/xxxx shows that the claim scheduled is in amount of $xx,xxx.xx, Claim asserted in amount of $xx,xxx.xx, claim allowed is in amount of $xx,xxx.xx and creditor paid the principal is in amount of $x,xxx.xx. Bankruptcy case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
The loan modification agreement was made between xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xxand interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.
Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx months Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The document date of the last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: Lender name is xx: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed isxx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Hwy xx   Tape Value: xx HIGHWAY xx   Variance:    Variance %:    Comment: Property address street is xx Hwy xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-xxi is Cash-out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total terms including modification exxtensions are xx months Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State; however, required state disclosures are missing from loan file.
x. Fair Housing Notice
x. Homeownership Protection Center Disclosures
																									x. Notice of Free Choice of Agent or Insurer"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10589104	xx	641	Not Applicable	51.096%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$47,979.31	2.000%	$446.43	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is incomplete. The latest assignment of mortgage is with xx and it was recorded on xx/xx/xxxx. However, it should be withxx, Inc
No active judgments or liens have been found pending.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.

Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payments as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/xxxx to xx/xx/xxxx reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payments as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
According to the latest BPO report dated xx/xx/xxxx, the subject property is vacant with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payments as per loan modification on xx/xx/xxxx. The loan is modified twice since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xxx% with P&I of $xxx.xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount. The rate changes in xx steps ending at x.xxx%.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx  and also got terminated on xx/xx/xxxx.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx  The bankruptcy case was discharged on xx/xx/xxxx and also got terminated on xx/xx/xxxx.
Schedule D of voluntary petition dated xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx No information regarding cram down has been found in the bankruptcy case.	Loan Modification agreement was made between borrower xx. on effective date of xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with step amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx. The unpaid principal balance that has been amortized is xx as an interest bearing amount. The rate changes in xx steps ending at xx.
Missing Required Disclosures Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower has filed chapter xx on xx, and the case had terminated on xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is Step modification.   Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx instead of xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx instead of xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx instead. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test.xx
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license.
As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator shows moderate due to xx
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file.
x.Appraisal Disclosure
x.xnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
x.Interest Rate Disclosure
x.Lock-In Agreement Disclosure
x.Payoff Statement Disclosure
x.Legal RepresentationDisclosure
x.Non-Prime HUD ContactDisclosure
x.Non-Prime Notice of LoanTerms Disclosure
																									x.Interim Financing Disclosure"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45845704	xx	730	687	75.330%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$861.57	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
There is gap Assignment from “xx. The current assignee of subject mortgage should be withxx.
Active judgments and liens found pending are as follows:
Open senior mortgage in the amount of xx
There are two civil judgments against the subject borrower which is in the total amount of $x,xxx.xx recorded on xx/xx/xxxx and xx/xx/xxxx respectively.
Annual county taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxxand the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.
Collections Comments:The loan is performing Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxxand the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.
The borrower xx had filed the BK under the chapter-xth xx . The voluntary petition was filed on xx/xx/xxxx
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $xx,xxx.xx.The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  The voluntary petition was filed on xx/xx/xxxx
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $xx,xxx.xx.The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx; however tape data shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy? is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Does lender G/L require MI? No; however tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is months is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-xx us Cash-out; however tape data shows Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including mod. Exxtensions is xx; however tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to the final application borrower total income is $x,xxx.xx and his total monthly expenses are $x,xxx.xx, Hence, DTI is xx.xxx%."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following required state disclosures are missing from the loan file:
x. Affidavit of Consideration.
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
x. No Escrow Account.
x. Mandatory Binding Arbitration Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94040314	xx	611	Not Applicable	25.080%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.625%	$280.00	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx.
No active judgments or liens have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual city taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the loan is currently performing and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is currently active in the active bankruptcy and the next due date for the payment is xx/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was modified on xx
The borrower xx
As per BPO report datedxx/xx/xxxx, the property is occupied by the owner. No damage is found to the property and property is in average condition

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and plan was confirmed on xx/xx/xxxx. The schedule D of voluntary petition shows the amount of claim as xx and value of collateral as xx Hence the unsecured portion is $xx,xxx.xx. The POC was filed on xx for the secured claim amount is xx and arrearage amount is $xxxx.xx. The borrower promises to pay for trustee in the amount of $xxx per bi-weekly.	This modification agreement was made between the borrower xx.
As per the modified terms, the new principal balance is xx.
The borrower promises to pay xx with an interest rate of xx beginning on xx till maturity date is xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Note document, age of the loan remaining terms xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Final application date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the modification stated terms xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Final Application, the back debt is given in te amount of xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification total term Including Mod. exxtention xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test : loan data : $x,xxx.xx, Comparison data : $xxx.xx, Variance :+$xxx.xx.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the xx  xx  and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test : loan data : $xx,xxx.xx, Comparison data : $xx,xxx.xx, Variance : -$xx.xx
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required State Disclosures (Lvl x)     ""The subject property is located in state of xx  The following state disclosures are missing from the loan file.
x.Placement of Insurance Disclosure.
x.Availability of Title Insurance.
xx  Consent to Disclosure of Insurance Information.
x.Choice of Agent/insurer Insurance Solicitation/Post Commitment""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business disclosure is missing from the given loan file."
* Zip code given on note conflicts with the code present in Scienna (Lvl x)     "There is variation between the zip code mentioned on tax certificate, final title policy, HUD-x, Mortgage and note.
																									As per the note, tax certificate and recorded mortgage shows the xx ”. However, the final title policy and HUD-x shows the xx		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14026710	xx	641	Not Applicable	62.751%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$102,387.56	4.125%	$1,022.81	xx/xx/xxxx	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx., as Nominee for xx., to xx. The assignment should be withxx, Inc.

There are two junior judgments against the borrower. The first in the favor of The xx. The second in the favor of xx.
The first and second installment combined taxes of xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The loan is currently in the collection. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default is loss of income.
The loan has been modified, the modification agreement was made between Borrower xx
The foreclosure has not been found in collection comments and loan files.
The borrower xx  The debtor and joint debtor were discharged on xx/xx/xxxx. The case was terminated on xx/xx/xxxx.
As per Exterior Inspection report dated xx/xx/xxxx, the subject property is owner-occupied and good in condition.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . The debtor and joint debtor were discharged on xx. There was no unsecured portion. The motion to avoid lien was filed for Judgment.

This modification agreement was made between Borrower xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date xx. There is a deferred balance in the amount of xx. The interest bearing amount is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under Chapter xx with the case #xx on xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The MI company Name is Genworth.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Ack of non-rescission prior to rescission expiration date (Lvl x) "The subject mortgage was executed by the borrower xx xx/xx/xxxx. On the Notice of ROR which is available in the loan file located at “xx” dated xx/xx/xxxx; the two copies of ROR available separate for each borrower, the both borrower had signed at the clause “I wish to cancel”. It seems that the borrower had mistakenly signed upon the clause; however, the signature has been cancelled by the borrower on the same document. As per the payment history as of xx/xx/xxxx, the borrower wants to continue with the loan. Currently, the borrower is delinquent from x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx."
* DTI > xx% (Lvl x)     "As per final application the total monthly income is in the amount of $xxxx.xx and the total monthly expenses is in the amount of $xxxx.xx hence, DTI  is exceeding xx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
xx  Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97367167	xx	702	Not Applicable	53.107%	First	Final policy	Not Applicable	x	xx	xx	$60,000.00	2.000%	$664.75	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx. However, the correct assignee should be with “xx”.
There is one junior mortgage against the subject property in the favor of xx For the amount ofxx.
There is one junior civil judgment against the borrower in the favor of xx which was recorded on x/x/x.
First and second county installments taxes for the year of xxxx-xx have been paid in the amount of $xxxx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is delinquent from x months and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.

Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is currently in the collection and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx
The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx xx . The xx shows the sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to loss mitigation.
As per the BPO report datedxx/xx/xxxx, the subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx (xx  shows the sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	As per the modification agreement which was made on xx between the borrower “xx”. As per the modified terms, the new principal balance is xx. The interest bearing amount is xx and deferred balance is xx. The loan was modified in x steps. The borrower has promised to pay for the amount of xx with an interest rate of xx beginning on xx till maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The age of loan is xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Not Applicable   Tape Value: Discharged   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xxMM.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total terms are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test : loan data : $xxx,xxx.xx, Comaprison data : $xxx,xxx.xx, Variance : -$xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test : loan data : $xxx,xxx.xx, Comaprison data : $xxx,xxx.xx, Variance : -$xxx.xx.

The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure forCondominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
xx  Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The ROR transaction date is xx/xx/xxxx, final HUD-x settlement date is xx/xx/xxxx and note date is xx/xx/xxxx. However, the ROR transactions date not consistent with note or HUD."
																									* Settlement date is different from note date (Lvl x) "The settlement date is xx/xx/xxxx and note date is xx/xx/xxxx. However, the settlement date is different from note date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45799402	xx	735	Not Applicable	23.262%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$49,595.55	4.000%	$1,360.66	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is incomplete. The latest assignment of mortgage is with xx and it was recorded on xx/xx/xxxx. However, it should be withxx Inc.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $x,xxx.xx.
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/xxxx to xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
According to the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx/xx/xxxx. The loan has been modified twice since origination. The loan modification was last made effective from xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx The unpaid principal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx  had filed bankruptcy under chapter xx with xx . The bankruptcy case was discharged on xx and also got terminated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter xx with xx  The bankruptcy case was discharged on xx
Schedule D of voluntary petition dated xx/xx/xxxxhows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is $xxx,xxx.xx	Loan Modification agreement was made between borrower xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date (baseline script version) is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower filed the bankruptcy xx, which has been terminated on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: deferred principal (modification) per payment history should be xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MI certificate is not available.   Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: MI certificate is not available.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Chicgo   Tape Value: xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file.
xx Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR document is not hand dated by borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76082244	xx	733	723	63.432%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$68,364.15	4.000%	$1,525.66	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xx. The current assignee should bexx. No active judgments or liens has been found. No prior year delinquent taxes have been found.

Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/x/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data reflects that next payment is due on xx/x/xxxx and current UPB is $xxx,xxx.xx.
Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx/x/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/x/xxxx. The loan modification agreement was made on xx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xxx%%. The borrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx till the maturity date of xx borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx The foreclosure was initiated on loan. As per collection comment, xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx. Later, the foreclosure was placed on hold due to modification. No further comments found regarding the foreclosure process. The debtors xx . The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month for xx months, then $xxx.xx per month for xx months. The plan was confirmed on xx/xx/xxxx. The MFR was filed on xx/xx/xxxx. The bankruptcy was originally filed under chapter xx. Later, the chapter xx was converted into chapter x on xx/xx/xxxx. The debtors were discharged on xx/xx/xxxx. The bankruptcy was terminated on xx/xx/xxxx. As per comment, the reason for default is curtailment of income. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.

Update: As per the servicing comment dated xx/xx/xxxx, reason for default is illness of borrower.
As per the servicing comment dated xx/xx/xxxx, subject property is owner occupied.
Foreclosure Comments:The foreclosure was initiated on loan. As per collection comment, xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx. Later, the foreclosure was placed on hold due to modification. No further comments found regarding the foreclosure process.
Bankruptcy Comments:
The debtorsxx had filed the bankruptcy under chapter x with xx on xx/xx/xxxx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx  As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month for xx months, then $xxx.xx per month for xx months. The plan was confirmed on xx/xx/xxxx. The MFR was filed on xx/xx/xxxx. The bankruptcy was originally filed under chapter xx. Later, the chapter xx was converted into chapter x on xx
The loan modification agreement was made on xx with a new principal balance of xx with fixed rate of xx%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx.	Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently foredclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value:xx, A limited liability company   Tape Value: xx   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI cert is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx    Variance:    Variance %:    Comment: MI cert is missing from the loan file. However, tape reflects MI company name is xx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI cert is missing fromrthe loan file. However, tape reflects MI coverage amount should be xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: POst close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per Final xxxx, borrower's income is $xxxx.xx and total monthly expenses are $xxxx.xx due to which the DTI is xx.xxx%."
* xx  FHA or MIC missing and required (Lvl x)     "This loan is conventional and LTV is greater than xx.xx%. xx  certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "As per Settlement, Settlement date is xx/xx/xxxx; however, Note date is xx/xx/xxxx."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42149721	xx	606	Not Applicable	57.648%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$30,500.00	3.750%	$615.98	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx, . However, the correct assignee should be with the xx
There is one junior credit card judgment against the borrower xx in the favor of xx
There are two junior civil judgments against the borrower in the favor of xx
There are four HOA liens against the subject property in the favor of xx which was recorded on different dates.
First and second county installments taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx.
No, any prior year delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and the next payment due is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is performing and next payment due is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of xx
The loan was modified on xx
The borrower had filed bankruptcy under chapter x with the xx  The debtor was discharged on xx
As per the BPO report datedxx/xx/xxxx, the subject mortgage is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter x with the xx The debtor was discharged on xx	The loan was modified on xx between the borrower xx N.A. As per the modified terms, the new principal balance is xx. The deferred balance is xx,xx and interest bearing amount is xx. The borrower has promised to pay for the amount of xx with an interest rate of xx beginning on xx till maturity date of xx.	Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. However, the tape data reflects xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application Date is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankrupcty was filed . However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred Principal per Payment History is xx. however, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx xxCourt   Tape Value: xx xxCT   Variance:    Variance %:    Comment: Mailing Address Street is xx xxCourt. However, the tape data reflects xx xxCT.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification Stated Ter are xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close Total Debts per xx is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street isxx . However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity Date is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod.Exxtensions are xx. However, the tape data reflects xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
TILA APR Test: Result: FAIL; Loan Data: x.xxx%; Comparison Data:  x.xxx%; Variance: -x.xxx%.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx  State. The following state disclosures are missing from the loan files.

x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74834538	xx	642	Not Applicable	61.018%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$560.73	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxx states that the subject mortgage was originated on xx
The chain of the assignment is not completed currently.
No outstanding liens/judgments against borrower/property.
Annual county and city taxes have been paid in the total amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for xx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently x months behind his scheduled payments.
Collections Comments:Collection comment locators xx
xx
xx
xx
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Latest BPO report datedxx/xx/xxxx locator xx  shows that the subject property is owner occupied and is in good condition. No damages have been observed.
No information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx
The debtor was discharged on xx
Voluntary petition filed on x/x/xxxx shows that the amount of secured claim is xx  and unsecured portion is xx
Motion for relief from automatic stay was filed on xx	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx that starts from xx with the maturity date of xx. New principal balance is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is initiated after loan origination.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI is applicable.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx.   Variance:    Variance %:    Comment: Lender name isxx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final xxxx, borrowers monthly income is $xxxx.xx and monthly expenses are $xxxx.xx. Hence DTI exceeds xx.xx%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosure is missing from the loan file.
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68976555	xx	587	581	19.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
 The chain of assignment is incomplete. Currently assignment is with xx’.
No delinquent taxes have been found.
No active judgments or liens have been found.
The combined taxes for the year of xxxx-xxxx have been exempt in amount of $ xxx.xx.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the note terms.
Collections Comments:Collection comment locater:
xx

According to the BPO report xx  dated xx/xx/xxxx subject property is occupied by owner and no visible damages/repairs have been found.
The comment dated xx/xx/xxxx shows that the reason for default is decreased income of borrower.
No evidences have been found regarding foreclosure filing.

As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the note terms.

Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remained as $x,xxx.xx. The deadline for filing the POC was set for xx and the subject creditorxx  with secured claim amount of xx  unsecured amount is $x.xx and arrearage is $x,xxx.xx. Amended chapter xx plan was entered on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. Trustee’s final report entered on xx/xx/xxxx shows that claim scheduled is in amount of xx Claim Asserted in amount of xx  claim allowed amount of xx and principal paid to creditor is in amount of xx

Update: As per servicing comment dated xx/xx/xxxx, the borrower is maxxrepayment plan for xx months which was started from xx/xx/xxxx  till xx/xx/xxxx with monthly payment $x,xxx.xx. Further details were not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx under the chapter xx xxate xx Schedule D of voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was xx However, unsecured portion remained as $x,xxx.xx. The deadline for filing the POC was set for xx/xx/xxxx and the subject creditor ‘xx’ filed the POC on xx (Under Deadline date) with secured claim amount of xx unsecured amount is $x.xx and arrearage is $x,xxx.xx. Amended chapter xx plan was entered on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. Trustee’s final report entered on xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xxMM   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The property county is xx as per the Updated Title Report.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of Transaction per HUD-xx is Cash Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx   State; however, required state disclosures are missing from loan file.
x. Authorization Fees, Charges and Expenses for
x. Anti-Tying Disclosure
x. Financial Institution Choice of Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure document is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54284989	xx	694	783	55.444%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,111.85	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active state tax lien against subject property which is in the amount of $xxx.xx recorded on xx/xx/xxxx and filed by xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. Review of the payment history available from xx/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started  from x.xx% and borrower had given promise to pay P&I in the amount of  $x,xxx.xx beginning on xx/x/xxxx with a new maturity date of xx  The rate changes in x steps ending at x.xxx%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod stepxx PI is xx, tspe shows xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close debt is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod is xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following required State disclosure are missing from the loan files:
xx  Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99034236	xx	612	621	24.170%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$345.41	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that mortgage which was dated xx.
The chain of assignment is incomplete. The last assignment was fromxx
There is a Notice of Judgment Lien (Civil Judgment) was found active against the borrower xx. The judgment was recorded on xx
The x and x installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx and $xxx.xx respectively.
The current ownership is vested in the name of xx
As per the payment history as ofxx/xx/xxxx, the borrower is current with the loan.
The next payment due date is on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with the rate of interest of x.xxx % which was applied for the due date of x/x/xxxx.
The UPB is reflected in the amount of $xx,xxx.xx.
Collections Comments:The review of the collection comment shows that the loan is performing.
As per the servicing comments onxx/xx/xxxx, the prior reason for default is the borrower stated that the payment was behind due to fraud on his account.
The collection comments states that the borrower wants to keep the property.  However, as per the available records borrower is willing to pay
As per BPO Report onxx/xx/xxxx, the property is occupied by the owner. No damage is found to the property and property is in good condition.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  and the plan was discharged on xx/xx/xxxx.
Schedule D of voluntary petition shows amount of secured claim without deducting the value of collateral is xx  and value of collateral is xx  ,the unsecured portion is $xx,xxx. No evidence of cramdown has been found.
The case was terminated on xx/xx/xxxx.
This modification agreement was done between the borrowers xx, on xx.
As per the modified terms, new principal balance is xx.
There is no principal forgiven amount and deferred balance.
First Payment had begun on xx and borrower promises to pay xx monthly with a modified interest rate of x.xx% with a maturity date is xx.
Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Note document, age of the loan remaining terms xx months. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under Chapter xx with case# xx on xx and plan was discharged on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: -xx   Comment: There is no principal forgiven amount and deferred balance.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: As per the Note document, the lender name is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the modification stated terms xx months. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The appraised value is xx. However the tape shows that it is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Final Application, the total debt is given in te amount of xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification stated terms xx months. However the tape shows that it is xx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is conventional loan the LTV at origination is 100%. The lender require the MI. However the Mortgage Insurance Certificate is missing in the given loan file."	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx  Borrower's Bill of Rights
xx  Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the given loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98833561	xx	678	Not Applicable	63.034%	First	Final policy	Not Applicable	x	xx	xx	$23,125.89	2.000%	$801.74	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is performing. Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure complaint was filed on x/x/xxxx.
Borrower xx  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $x.xx. The Debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx. According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure complaint was filed on x/x/xxxx.
Bankruptcy Comments:Borrower xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $x.xx. The Debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes, tape shows no   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last mod is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is $xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt per xx is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property address street is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total balance of Junior liens is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod exxtension is xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "The borrower monthly income is $x,xxx.xx and his monthly expenses is $x,xxx.xx. Hence, The DTI is xx.xxx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is in xx  state. The following state disclosures are missing from the loan file.
xx  Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76173735	xx	741	Not Applicable	22.231%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$737.76	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed as the mortgage is currently with xx instead of the current assigneexx. There is break in chain of assignment as the assignment is required from xx to MERS as a nominee for xx
No Active liens or judgments have been found against the borrower or subject property.

Combined Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:comments doc locator-

 xx

As per the servicing comments the foreclosure was initiated and referred to attorney on xx/xx/xxxx but the foreclosure was closed as the loan was modified on xx/xx/xxxx. As per the document located at xx " against the file was refer to attorney on x/x/xxxx and the legal action was filed on x/x/xxxx. No further details are found related to foreclosure.
The loan is in delinquency for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
The Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx

The borrowers xx  had filed for bankruptcy under chapter-x with the xx .The bankruptcy was dismissed and terminated on xx/xx/xxxx. The POC was not filed. The schedule D of Voluntary Petition dated xx/x/xxxx shows that amount of claim without deducting value of collateral is xx  and value of collateral is xx  Therefore the unsecured portion is $xx,xxx.xx.
As per comments the reason for default is unemployment decreased of income and the occupancy is owner occupied.
As per latest BPO report dated xx/xx/xxxx located at “xx  subject property is owner occupied and no visible damages or repairs are reported.

Foreclosure Comments:As per the servicing comments the foreclosure was initiated and referred to attorney on xx/xx/xxxx but the foreclosure was closed as the loan was modified on xx As per the document located at xxx  against the file was refer to attorney on x/x/xxxx and the legal action was filed on x/x/xxxx. No further details are found related to foreclosure.

Bankruptcy Comments:The borrowers xx had filed for bankruptcy under chapter-x with the xx .The bankruptcy was dismissed and terminated on xx/xx/xxxx. The POC was not filed. The schedule D of Voluntary Petition dated xx/x/xxxx shows that amount of claim without deducting value of collateral is xx and value of collateral is xx Therefore the unsecured portion is $xx,xxx.xx.	The Loan Modification agreement was made on an effective date of xx between “xx.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrowers xx had filed for bankruptcy under chapter-xx with the case#xx on xx. Debtor dismissed and terminated on xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Dismissed   Tape Value: Discharged   Variance:    Variance %:    Comment: The bankruptcy was dismissed.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated.The file was refer to attorney on xx.The legal action was filed on xx.However no further details are found related to foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Lender require the MI.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as xx .   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod exxtentions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State and the required disclosure "xx  is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23351039	xx	708	723	40.561%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$335.18	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is from xx
No active judgments or liens have been found.
Annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx onxx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower has been delinquent for x month. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for x month. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The loan modification agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx beginning from xx The maturity is dated on xx There is no provision for the balloon payment.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the collection comments, the bankruptcy has not been filed.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx, on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx. The maturity is date on xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Application date is xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Status   Loan Value: Not Applicable   Tape Value: Discharged   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Missing MI certificate.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: Other   Variance:    Variance %:    Comment: Missing MI certificate.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Missing MI certificate.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification Stated Term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated per xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Modification exxtensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) xx certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
x.   xx  Loan Agreement Notice.
x. Commitment Requirement/Anti-Tying.
x. TILA Disclosures in Spanish.
x. Choice of Insurance Notice.
x. Collateral Protection Insurance Disclosure.
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?.
x. Insurance Solicitation/Post Commitment Requirement.
x. Construction Loan Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50364351	xx	729	Not Applicable	58.821%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$76,745.28	2.000%	$542.28	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated onxx
There is one state tax lien recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx
County taxes of xxxx will due on xx/xx/xxxx in the total amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxx the borrower is regular with the payments and the next due date xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The debtor xx had filed bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month for xx months.
According to the payment history as of xx/xx/xxxx the borrower is regular with the payments and the next due date xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI) which was applied to xx/xx/xxxx. The monthly P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history in the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure.
The loan has modified since the origination. The step modification agreement was made between the lender xx and the borrower xx the new principal balance as per mod is xx The amount of $xxx,xxx.xx is the interest bearing amount and $xx,xxx.xx is the deferred principal balance
The reason for default according to the servicing comment is illness in borrower’s family.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update:-
As per the comment dated xx/xx/xxxx, the FC was canceled on xx/xx/xxxx due to reinstatement.
As per the comment dated xx/xx/xxxx, the borrower was on RPP, which began from xx/xx/xxxx to xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter xx with xx and the plan was confirmed on xx/xx/xxxx. The chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month for xx months. The POC was filed on xx the amount of POC is xx and the arrearage amount is $xxxx.xx.The motion for relief from stay was filed on xx/xx/xxxx.	The step modification agreement was made between the lender xx and the borrower xx on xx, the new principal balance as per mod is xx. The amount of xx is the interest bearing amount and xx is the deferred principal balance. The first payment was due on xx and the maturity date is xx. The monthly P&I is xx with an interest rate of xx. The modification does not contain balloon payment.	Affiliated Business Disclosure Final Truth in Lending Discl.	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx-xx ratings scale   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx.xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per final HUD the purpose of transaction is cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xxThe total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64236212	xx	728	730	52.800%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$12,352.29	2.000%	$863.96	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are two state tax liens against the borrower, xx for the total amount of xx and two state tax liens are in the favor of Dept of Labor which was recorded on xx/xx/xxxx and xx/xx/xxxx.
There are three civil judgments against the borrower, xx for the total amount of xx. First and second installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx and third and fourth installments of combined taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for one month and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The interest rate of x.xxx % and P&I of $xxx.xx. The loan was modified on xx The new principal balance according to modification agreement is in the amount of out of which xx is deferred principal balance. Hence, interest bearing balance is reflected in the amount of $xxx,xxx.xx. Borrower promises to pay $xxx.xx with the initial step interest rate of x.xxx% beginning from xx The stated maturity date is xx The loan was modified with four steps.
The borrower, “xx  According to voluntary petition schedule D, the value of the collateral is xx  and the amount of secured claim is xx  Hence, the unsecured portion should be in the amount of $xx,xxx.xx. However, the schedule D reflects as $x.xx. Chapter x individual debtor's statement of intention reflects that the borrower wants to reaffirm the debt and to retain the subject property. The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx. No foreclosure details have been found in the loan file.
According BPO report located at “xx the subject property is owner occupied. As-Is list price is quoted as $xxx,xxx. No comment pertaining damage to the subject property has been observed. Current occupancy and condition of the subject property are unable to determine from the collection comment.
Collection comments are xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter x with the xx on xx. According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, the unsecured portion should be in the amount of xx However, the schedule D reflects as $x.xx. Chapter x individual debtor's statement of intention reflects that the borrower wants to reaffirm the debt and to retain the subject property. The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	This step modification agreement was made between the borrower, xx” on xx. The new principal balance according to modification agreement is in the amount of out of which xx is deferred principal balance. Hence, interest bearing balance is reflected in the amount of xx. Borrower promises to pay xx with the initial step interest rate of xx beginning from xx. The stated maturity date is xx. The loan was modified with four steps.	Missing Required State Disclosures Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application was signed on xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx (borrower/debtor) filed bankruptcy under chapter xx with the case#xx on xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step. The Original Note Amortization type was Fixed.   Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MI rate percent is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debt per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  The following required state disclosures are missing from the loan file.
  xx  Application Disclosure
x.Delivery Fee Authorization
xx  Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
																									xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95459013	xx	636	636	43.415%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$55,000.00	3.000%	$1,135.29	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx

The chain of assignment is incomplete; currently assignment was transferred from xx

x. There is IRS lien against the borrower in the amount ofxx

x. There are four state tax liens against the borrower in the total amount of $x which were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively.

x. There is civil judgment against the borrower in amount of $x,x which was recorded on xx/xx/xxxx in the favor of xx
The x and x installment of county taxes for the year of xxxx-xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and x/x/x.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of xx
The payment history datedxx/xx/xxxxhows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
Collections Comments:According to the BPO report xx subject property is occupied by owner and visible damages/repairs have been found. Reason for default is death of borrower. The comment dated xx/xx/xxxx shows that subject property is occupied by owner. No evidences have been found regarding foreclosure filing.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.
The payment history datedxx/xx/xxxxhows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx
Currently loan is in active bankruptcy. Bankruptcy was filed by xx . Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx. The creditor ‘xx’ has filed the POC on xx/xx/xxxx with secured claim amount of xx  unsecured amount is $x.xx and arrearage is $x,xxx.xx. The chapter xx plan entered on xx/xx/xxxx shows that the debtor shall pay the payment $xxx.xx for xx months with totaling amount $xx,xxx.xx. This plan was confirmed on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx under the chapter xx xx date xx Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x.xx. The creditor ‘xx’ has filed the POC on xx/xx/xxxx with secured claim amount of xx unsecured amount is $x.xx and arrearage is $x,xxx.xx. The chapter xx plan entered on xx/xx/xxxx shows that the debtor shall pay the payment xx for xx months with totaling amount $xx,xxx.xx. This plan was confirmed on xx/xx/xxxx. Currently loan is in active bankruptcy.	The loan modification agreement was made between xx effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.

Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: As per tape data the application date is xx. However as per review the application date is xx. Tape Source: Initial Tape Type:
Field: Borrower #xx First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrowre first name is xx   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mailing address street is xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data the Modification stated terms are xx months. However as per review the Modification stated terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string is xx.However as per review the payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data the payment history string reversed is xx.However as per review the payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data the post close total debts per xx is xx. However as per review the post close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data the total terms including modification exxtensions is xx months. However as per review the total terms including modification exxtensions is xx months. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower. However unsigned copy of final Hud-1 is available in loan file"	* Final TIL Date after actual transaction date (Lvl x) "Final TIL date is xx/xx/xxxx; however, note date is xx/xx/xxxx."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from loan files.
x) Impound Account Disclosure is missing from loan file.
x)Cosigner Notice
x)Private Mortgage Insurance Disclosure
x)Hazard Insurance Disclosure
x)Insurer RecommendationDisclosure
x)Notice of Right to Copy of Appraisal
x)Application for Credit-Married Persons
																									x)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43349255	xx	532	646	48.167%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$41,193.83	4.000%	$787.69	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx

No single assignment of mortgage is available in the updated title report but the subject mortgage should have been assigned to xx
Active junior or senior judgments/liens/mortgages:

x. There is an active junior Mortgage available in the updated title report in the amount of xx

x. There is an active junior Abstract of Judgment for Civil & Small Claims available in the updated title report against xx in the amount of $x,xxx.xx in favor of xx
x. There is an active junior "Notice of Assessment" for Pxx

The x installment of County taxes for xxxx-xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and x installment of $x,xxx.xx  has been paid off on x/x/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx
According to the letter which was provided by Lender (xx), Pursuant to the given loan modification agreement, the loan is subject to interest rate adjustment until it reaches its interest rate cap.
Collections Comments:The loan is currently in delinquency for +x month and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx
According to the letter which was provided by Lender xx , Pursuant to the given loan modification agreement, the loan is subject to interest rate adjustment until it reaches its interest rate cap.
The debtor xx had filed Bankruptcy under chapter-x on xx . The Schedule-D in Voluntary petition shows that the unsecured amount is $xxx,xxx.xx out of secured claim in the amount of xx  and the value of collateral is xx  debtor had intended to retain the subject property by reaffirming the debt. The subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's  xx  The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx ) had filed Bankruptcy under chapter-x on   with the xx . The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx  and the value of collateral is xx  debtor had intended to retain the subject property by reaffirming the debt. The subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's Report of No Distribution" on xx/x/xxxx. The debtor was discharged on xx and the case was terminated on xx/xx/xxxx.
The loan was modified on xx with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan tape data is xx but it is xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy tape data is no but it is yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Mailing address city tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: mod step xx date tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: mod step i P&I tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total dabts per xx tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: stated maturity date tape data is xx but it is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtensions tape data is xx but it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The xx risk indicator is "Elevated due to the following factors:

x. This loan failed the predatory lending guidance test due to the loan exceeds the xx points and fees threshold for primary residences.
x. This loan failed the points and fees test as the points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx.

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL    Charged: $xx,xxx.xx    Allowed: $xx,xxx.xx    Over By: +$x,xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the file."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "The transaction date has been mentioned in the ROR as x/x/xxxx wherein the original Note date is x/x/xxxx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75174980	xx	650	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$69,762.61	2.000%	$748.49	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx

There is one state tax lien against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of New York State Department of State.

There are four civil judgments open against the borrower, first one in the amount of $x which was recorded onxx/xx/xxxx in favor of People of The State of New York

Second civil judgment opens against the borrower in the amount of $x,x which was recorded on xx/xx/xxxx in favor of xx
Third civil judgment opens against the borrower in the amount of $x,x which was recorded onxx/xx/xxxx in favor of xx.

Forth civil judgment opens against the borrower in the amount of $x,x which was recorded on xx/xx/xxxx in favor of xx

x half combined taxes of xxxx are due in the amount of $xxx.xx and due date isxx/xx/xxxx.
First and Second installments of xxxx village taxes are due in the combined amount of $x,xxx.xx.

No prior years delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx month. The next due date for the payment is xx/xx/xxxx. The borrower made last payment as per loan modification on xx The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan currently is in collection. Provided payment history as ofxx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx
The loan modification agreement was made between borrower xx and current servicer and agent xx. on xx with a new principal balance of xx to the step modification and the with the interest rate of x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of xx The rate will change on xx by x.xxx%. The borrower had also promised to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx
The Payment History dated as ofxx/xx/xxxx the delinquency has been done for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. Payment history is available from x/x/xxxx toxx/xx/xxxx however it is missing from x/x/xxxx toxx/xx/xxxx as we required latest xx months complete payment history.
According to the PACER, the borrower had filed the bankruptcy under chapter-x with xx . Bankruptcy was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter-x with xx Bankruptcy was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.	The loan modification agreement was made between borrower xx. on xx with a new principal balance of xx to the step modification and the with the interest rate of xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate will change on xx by xx. The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx.	Credit Application Missing Dicsloures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per tape data age of loan is xx, however according to collection comment it is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data application date (baseline script version) is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data bankruptcy (post-loan origination)? is no, however according to collection comment it is yes.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data modification stated term is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data stated maturity date is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data total term including mod. exxtensions is xx, however according to collection comment it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86452682	xx	671	Not Applicable	69.735%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$721.78	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report datedxx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded onxx/xx/xxxx.
No active liens and judgments against the borrower.
The x installment combined tax of the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The x installment combined tax of the year xxxx is due in the amount of $x,xxx.xx onxx/xx/xxxx.
No prior year taxes have been found delinquent.
According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx days. The last payment was received onxx/xx/xxxx which was applied for the due date of xx/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for x month.
This Step modification agreement was signed between the borrower xx
As per the comment dated xx/xx/xxxx, the reason for default is Excessive obligations.
As per the latest BPO report located at xx  the subject property is owner occupied. No damage or repairs have been found.The borrower’s intention is to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the xx . The POC was filed on x/x/xxxx, the POC amount is xx and the arrearage amount is $xxx.xx. The amended chapter xx plan xx was confirmed onxx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xx,xxx.xx. The date of last filing isxx/xx/xxxx. There is no comment indicating a cramdown.	This Step modification agreement was signed between the borrower xx.
The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity date is xx. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx (Days) |----| Comment: Final application date is xx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-close total debts as per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the note stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. exxtenstions months are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the xx
* DTI > xx% (Lvl x)     "As per xxxx dated x/x/xxxx, the total monthly income is in the amount of $xxxx.xx and the total monthly expenses is in the amount of $xxxx.xx hence, DTI  is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosures is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37323571	xx	Unavailable	Not Applicable	36.852%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$193,452.96	2.000%	$398.12	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxx, the mortgage was originated on xx
The chain of mortgage assignment is incomplete. No mortgage assignment has been found. It should be withxx Inc.
There are liens these are as follow:
x) There is an IRS lien open against borrower in the favor of Department of the Treasury - Internal Revenue Service in the amount of $xx,xxx.xx which was recorded on x/x/x.
x) There are two Notice of tax liens for Exemption & Assessment limitations (Real Estate tax liens) open against the subject property in the favor of xx in the total amount of $xx,xxx.xx which were recorded on xx/x/xxxx and x/x/xxxx.
x) There are ten Homestead Penalty (Real Estate tax liens) open against the subject property in the favor of xx Tax Collector in the total amount of $xx,xxx.xx which were recorded onxx/xx/xxxx. This all liens recorded for different year penalties.
Annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of xx.The last payment was made by borrower as per the loan modification agreement which was made on xx
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxxx.xx.
Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of $xxx,xxx.xx.The last payment was made by borrower as per the loan modification agreement which was made on xx
According to the PACER, xx  (borrower) had filed bankruptcy under chapter-xx with the xx  and the plan was confirmed onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx &xx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxx,xxx.xx. POC was filed by xx,   on xx in the secured claim amount xx  and an arrearage in the amount of $xxx.xx. Chapter xx Plan was filed onxx/xx/xxxx. Third amended Chapter xx Plan was filed on x/x/xxxx, which states subject creditor claim regular payment will be paid directly to creditor. This plan was confirmed onxx/xx/xxxx.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report datedxx/xx/xxxx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the xx and the plan was confirmed onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx &xx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx POC was filed by xx, on xx/xx/xxxx, in the secured claim amount xx and an arrearage in the amount of $xxx.xx. Chapter xx Plan was filed onxx/xx/xxxx. Third amended Chapter xx Plan was filed on x/x/xxxx, which states subject creditor claim regular payment will be paid directly to creditor. This plan was confirmed onxx/xx/xxxx.	The loan modification agreement was made between borrower andxx on xx with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was xx and the modified P&I was xx beginning on xx. The step rate was in x steps ending at rate xx and P&I will be xx applicable from xx to maturity date xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx; However, tape shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: Txx   Tape Value: xx.   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step ; However, tape shows Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification is in Step.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close total debt per xx is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; However, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod exxtension is xx; However, tape shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70546126	xx	709	Not Applicable	46.124%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$1,239.61	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is withxx to xx which was recorded on x/x/xxxx. However, the assignment is missing toxx, Inc.
The second installment county taxes of xxxx are due in the amount $xxxx.xx for the due date xx/xx/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.
Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx
The loan modification agreement was made on xx between the borrower xx The borrower promises to make a monthly payment of xxxx.xx with the interest rate of x.xxx% beginning from xx till maturity date of xx The New Principal Balance stated in the modification is xx
The borrower had filed bankruptcy under chapter- x with the xx . The case was discharged onxx/xx/xxxx and was terminated onxx/xx/xxxx. The Voluntary Petition, Schedule-D shows the amount of $xx,xxx as an unsecured portion out of the amount of claim xx  Did not see any comments reflecting cram down.
The reason for default as per servicing comment is illness of the borrower.
A review of collection comment shows no indication of post-closing foreclosure activity.
The BPO report datedxx/xx/xxxx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter- x with the xx . The case was discharged onxx/xx/xxxx and was terminated onxx/xx/xxxx. The Voluntary Petition, Schedule-D shows the amount of $xx,xxx as an unsecured portion out of the amount of xx  Did not see any comments reflecting cram down.

The loan modification agreement was made on xx between the borrower xx, a Federally Chartered Savings Bank. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per note age of loan is xx months Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER bankruptcy was filed.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note lender name is Ixx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI cert is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: Radian   Variance:    Variance %:    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI cert is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per mod stated terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reverse string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per application total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per note amortization terms are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* xx FHA or xx missing and required (Lvl x) xx certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
x.Construction Lien Disclosure
x.Mortgage Loan Servicing Disclosure
x.Choice of Insurance Notice
x.Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "According to ROR, the transaction date isxx/xx/xxxx. However, Original Note date isxx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) "According to final HUD-x, the settlement date isxx/xx/xxxx. However, original Note date isxx/xx/xxxx. Hence, the settlement date is different from the Note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61047064	xx	637	632	55.924%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$103,850.12	2.000%	$901.87	xx/xx/xxxx	Financial Hardship	The review of the pro-title datedxx/xx/xxxx reflects that the subject mortgage was originated on xx. The Chain of the assignment has not been completed. It is missing from xx .
There is a junior civil judgment in the amount of $x,xxx.xx which was recorded on x/x/x it is in the favor of xx.
Annual combined taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is
x/x/xxxx.  The last payment was received date isxx/xx/xxxx and it is in the amount of $xxx.xx.  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is x/x/xxxx. The reason for default from the servicing comments is unable to be determined. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx  had filed bankruptcy under chapter-xx with the case xx and the plan was confirmed on xx/xx/xxxx. The debtor shall pay the trustee in the amount of $xxx for per months in the total amount of $xxx.xx. The POC was filed on xx in the amount of xx and the amount of arrearage is $x,xxx.xx.

This Step modification agreement was signed between the borrower xx and the lender xx dated xx. The Unpaid principal Balance is xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity date is xx. The interest-bearing amount is xx.The deferred balance is xx. The loan has been modified only once since origination. This modification does not contain any balloon provision.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Note the Age of loan is xx. However, tape reflects xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per Application the date is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Mod the loan amortization type is Step. However tape reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: As per Application the mailing address is xx . However, tape reflects xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: PMI   Tape Value: GE Mtg Ins Co   Variance:    Variance %:    Comment: As per MI certificate the MI company is PMI. However tape reflects GE mtg Co   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Mod the stated remainig term is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per xx the total debts are xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note the property address is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod the maturity date is xx. However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per Mod the exxtentions are xx. However, tape reflects xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: Result:FAIL; Charged: $xxx,xxx.xx; Allowed: $xxx,xxx.xx; Overbuy: -$xxx,xxx.xx.
TILA APR Test: FAIL; Charged:x.xxx%; Allowed: x.xxx% ; Overbuy:+x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result:FAIL; Charged: $xxx,xxx.xx; Allowed: $xxx,xxx.xx; Overbuy: -$xxx,xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA APR Test: FAIL; Charged:x.xxx%; Allowed: x.xxx% ; Overbuy:+x.xxx%.
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
Fee Disclosure
Loan Application Notice
Servicer Disclosure
Notice of Change of Terms For Open-End Consumer Credit Contract
Disclosure of Debtor’s xx  of
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48961132	xx	Unavailable	Not Applicable	53.308%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$27,500.00	2.000%	$356.32	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
Open senior mortgage in the amount of xx Corp. Annual county taxes for the year of xxxx-xxxx have been paid in the amount of $x.xx
No delinquent taxes have been found for the prior years.
Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is performing. Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. No further information has been found regarding the foreclosure.
The borrower xx had filed the bankruptcy under chapter-x with xx . The voluntary petition was filed on xx/xx/xxxx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $x.xx. The debtor was discharged on xx/xx/xxxx and bankruptcy was terminated on xx/xx/xxxx.
According to the latest BPO report the subject property is in average condition.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. No further information has been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx  had filed the bankruptcy under chapter-x with xx  The voluntary petition was filed on xx/xx/xxxx.  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $x.xx. The debtor was discharged on xx/xx/xxxx and bankruptcy was terminated on xx/xx/xxxx.
The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx. The UPB that has been amortized is xx as an interest bearing amount.

Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx; however tape data shows xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc data of last modification is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step; however tape data shows Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post-Close total debts per xx is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. exxtension is xx; however tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
x. Affidavit of Consideration.
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
x. Balloon Payment.
x. Mandatory Binding Arbitration Disclosures."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47190369	xx	Unavailable	Not Applicable	34.417%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$56,900.00	2.000%	$433.53	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxx shows the mortgage was originated on xx
The chain of the assignment has not been completed. The current assignment should be withxx, Inc.. However the current assignment is with xx.
There is an assessment lien found active against the property. It was in the amount of $xxxx in favor ofxx, which was recorded onxx/xx/xxxx.
The first installments of county taxes for the year of xxxx are paid in the amount of $xxxx.xx. The annual installments of county taxes for the year of xxxx and xxxx are paid in the amount of $xxxx.xx and $xxxx.xx respectively.
The current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than one month and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

Collections Comments:The review of comment history shows that the loan is in collection.
The comment history x/x/xxxx states that the reason for default is curtailment of income. According to comment history datedxx/xx/xxxx the borrower is interested to do repayment plan.
Borrower wants to keep the property. Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney. The complaint was filed on xx/xx/xxxx with the case xx
Bankruptcy Comments:The borrower xx  had filed the bankruptcy under chapter x with the Case xx . The plan was confirmed onxx/xx/xxxx and discharged on x/x/xxxx. The POC was filed on xx the amount of claim is xx  and amount of arrearage is $x,xxx.xx.  The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx  and the value of property is $xx,xxx out of which the $xx,xxx is unsecured.
There is no any evidence of cram down.
The bankruptcy case was converted from chapter xx to x onxx/xx/xxxx.
The modification agreement was done on xx, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx.
A deferred balance of xx has been stated.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is initiated after loan origination.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure complaint was filed on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx.xx   Variance %: -xx   Comment: Deferred principal (Modification) per Payment history is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI Cert is not available.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI Cert is not available.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including the mod exxtention is xx. However the tape shows that it is xx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is Conventional loan. The LTV at origination is 100.00%. The lender requires MI Certificate; however the MI certificate is missing in the loan file."	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx  Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84410099	xx	690	Not Applicable	41.369%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$81,271.86	2.000%	$527.89	xx/xx/xxxx	Financial Hardship	Updated title report datedxx/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual estimated tax is $x,xxx.xx with no prior year delinquent taxes.
Payment history as of xx/xx/xxxx shows that borrower is performing. The last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that borrower is x months behind the payment. The last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing FC has been found.
xx  had filed BK chapter x, xx  on xx/xx/xxxx. Voluntary petition schedule D shows that the value of collateral is xx  amount of claim is xx  hence the unsecured portion is $xx,xxx.xx. However the BK is discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

Update:-
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed BK chapter x, xx . Voluntary petition schedule D shows that the value of collateral is xx amount of claim is xx hence the unsecured portion is xx However the BK is discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	The modification agreement has been made between borrower and lender effective from xx. As per MOD borrower agreed to pay the loan with step interest rate starting from xx and P&I xx. MOD completes in x step. First payment was started from xx and the maturity date is xx. The new modified principal balance is xx which includes the deferred balance of xx.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx, tape shows xx Tape Source: Initial Tape Type:
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tomasa Flores-Abarca had filed BK chapter xx, case # xx-xx on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step xx P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: MOD term is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string as per pay history is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment string as per pay history is xx however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-xx   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Exxtensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: MOD term is xx, tape shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is xx (Lvl x) "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test.
Loan data $xxx,xxx.xx, comparison data $xxx,xxx.xx hence variance -$xxx.xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x the settlement date is xx/xx/xxxx but the origination date is xx/xx/xxxx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80544214	xx	623	Not Applicable	43.599%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$437.24	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx. However, provided tape data shows that the next payment is due on x/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:gjgbhsdfjkbjsgfasdghkjjkhvjsThe loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of $xx that was applied for the due date of xx. The next payment is due on xx. Loan Modification agreement was made between borrower xx. The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx. The debtor xx had filed the bankruptcy under chapter x with xx. The plan was confirmed on xx. The debtor was discharged on xx. The bankruptcy was terminated on xx. No evidence of foreclosure has been found. As per collection comment, the reason for default is unemployment. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx.	Loan Modification agreement was made between borrower xx with xx on effective date of xx. The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18874226	xx	736	Not Applicable	29.182%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$42,109.48	2.000%	$297.54	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
x) There is an active civil judgment against the borrower in the favor xx.
The first installment county taxes of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The loan modification agreement was made on xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.
The borrower had filed bankruptcy under chapter xx with the case xx. The motion for relief from stay was filed on xx. Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx.
According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx. However, the foreclosure was put on hold due to loss mitigation.
As per servicing comments, unable to determine the reason for default.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Update:-
No additional information was found in recent collection comments review.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx. However, the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx. Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx.	The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.	Missing Dicsloures Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy under chapter xx with the case #xx on xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure complaint was filed on xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Lender name is xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debt is $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois state. The following state disclosures are missing from the loan file.
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45071967	xx	Unavailable	Not Applicable	54.596%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,954.78	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment has not been completed currently. The mortgage is with xx.
No outstanding liens/judgments against borrower/property.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
The review of updated payment history as ofxx/xx/xxxx, the subject loan is not delinquent and the next due date of payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx.	Collections Comments:Comment history is available from xx till xx. However, we require latest xx months comments history. Comments are missing from xx till xx.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Jessie Santiago and Katia Santiago had filed bankruptcy under Chapter-x case# xx.
Debtor was discharged on xx.
As per the chapter xx plan debtor (borrower) will pay to xx.
POC was filed on xx.
Chapter xx plan was converted into chapter x plan on xx.
Voluntary petition filed on xx does not show any unsecured portion.
This loan modification was made on xx between xx & xx (Lender). New unpaid Principal balance is $xx. Modification original rate is xx and Monthly P&I is $xx. The modification payment start date is xx and new maturity date is xx.	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed for bankruptcy under chapter-x with the case# xx on xx, which has been terminated on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged xx% Allowed xxx% Over By -xx%.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xx allowed $xx Over By -$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xx allowed $xx Over By -$xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged x.xxx% Allowed x.xxx% Over By -x.xxx%.
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Date after actual transaction date (Lvl x)     "As per final TIL date, transaction date is xx which is after the note date xx."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date xx which is not consistent with note date xx."
																									* Settlement date is different from note date (Lvl x) "As per final HUDx, the settlement date is xx and note date is xx, which is different from each other."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41932705	xx	667	Not Applicable	45.783%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$619.00	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx.

The chain of assignment is incomplete; currently assignment is with xx.

County taxes for the year of xxxx have been paid off in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
No active judgments or liens have been found.
As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is /x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
Collections Comments:Collection comment locater:
xx

According to the BPO report xx subject property is occupied by owner and no visible damages/repairs have been found.
The comment dated xx shows that reason for default is illness of borrower. The comment dated xx shows that the subject property is occupied by owner and no damage/repair has been observed.
Review of loan file stated that the foreclosure file was initiated in xx and foreclosure file was referred to attorney on xx. The comment dated xx shows that foreclosure close. No further information is available about foreclosure filing.

As per seller tape data as of xx, the borrower is maxxpayment regularly. The payment next due date is /x/xx. The current unpaid principal balance is in the amount of $xx.
The payment history dated xx shows payment is next due on xx. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.

The loan modification agreement was made between “x x x and x x x" and lender ‘xx’ (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I $xx.

Bankruptcy was filed by “x x x and x x x” under the chapter x case# xx date xx. Bankruptcy case was discharged on xx and was terminated on xx.

Foreclosure Comments:Review of loan file stated that the foreclosure file was initiated in xx and foreclosure file was referred to attorney on xx. The comment dated xx shows that foreclosure close. No further information is available about foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by “x E x and x F x” under the chapter x case# xx date xx. Bankruptcy case was discharged on xx and was terminated on xx.
The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I $xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure no.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debts per xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. extentions xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is moderate due to,
x. TILA Finance Charge Test:Loan Data: $xx, Comparison Data:$xx and Variance:-$xx.
x. TILA Foreclosure Rescission Finance Charge Test:Loan Data: $xx, Comparison Data:$xx and Variance:-$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "x. This loan failed the TILA finance charge test: The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xx.
x. This loan failed the TILA foreclosure rescission finance charge test: The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State; however, required state disclosures are missing from loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28960142	xx	738	Not Applicable	41.730%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$290.07	xx/xx/xxxx	Financial Hardship	According to the review of updated title report as of xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the  assignment is with xx.
There are x civil judgments against the borrower in the favor of xx.
The annual combined taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx. As per the review of the payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The current UPB reflected is in the amount of $xx. The borrower had filed the bankruptcy under chapter xx with the case # xx. The POC was filed on xx. According to the order confirming chapter xx plan, the borrower shall pay to the trustee the amount of $xx per month for the period of xx months. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx.The borrower had filed the bankruptcy under chapter xx with the case xx. However, the foreclosure was placed on hold. The loan modification agreement has been made on xx. The loan has been modified once since origination. The comment dated xx states that the reason for default was a curtailment of income. No damage and repairs have been found.
Foreclosure Comments:The forecloure was initiated and the file was referrd to an attorney on xx. The complaint was filed on xx.The borrower had filed the bankruptcy under chapter xx with the case # xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case # xx. The POC was filed on xx. According to order confirming chapter xx plan, the borrower shall pay to the trustee the amount of $xx per month for the period of xx months. The date of the last filing the bankruptcy was xx.	The loan modification agreement has been made on xx between the borrower xx and the lender xx. The new modified principal amount is $xx with an interest of xx and a P&I of $xx. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application is dated xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: MI is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: MGIC   Variance:    Variance %:    Comment: MI is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: MI Initial Premium Rate Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The modification term is for xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post close total debts per xx is $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term mod extension is xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the first lien lender fees test due to one of the following findings."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to one of the following findings.
The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
x.xx% of the principal amount or $xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $xx and the loan charges a lender fee."
* MI, FHA or MIC missing and required (Lvl x)     "The MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure.
x.Credit Property Insurance Disclosure.
x.Fee Agreement.
x.The priority of Security Instrument Disclosure.
x.Attorney Selection Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57165259	xx	Unavailable	Not Applicable	80.972%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$18,253.14	4.000%	$555.36	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx.
The chain of assignment has not been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) One civil judgment found pending against the borrower xx.
Property Tax Status;
x) x installment combined taxes for the year of xxxx are due for the amount of $x,xxx.xx till the due date of xx/xx/xxxx.
x) x installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments.The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The has been maxxpayments according to the modification agreement made on effective date xx.	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments.The loan payment is currently x month delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The has been maxxpayments according to the modification agreement made on effective date xx.
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter x case # xx. The plan was not confirmed. The plan was later discharged on xx and was fully terminated on xx.
Latest available BPO report dated xx shows that the subject property is owner occupant with no visible damages or repairs. The subject property appears to be well maintained.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter x case # xx. The plan was not confirmed. The plan was later discharged on xx and was fully terminated on xx.
The creditor had not filed POC.
Schedule D under voluntary petition filed on xx.	Loan Modification agreement was made between borrower xx and lender xx on effective date xx.
The borrower agree to pay the UPB of $xx with interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
The borrower agrees to pay the amount of $xx as deferred balance on the maturity date xx. The UPB that has been amortized is $xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The debtor had filed bankruptcy under chapter x on xx and was discharged on xx and it has been terminated on xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI Certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: MGIC   Variance:    Variance %:    Comment: MI Certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final application the total monthly income of the borrower is in the amount of $xx; however, total monthly debts are in the amount of $xx. Hence, DTI is xx% which is greater than xx%."
* MI, FHA or MIC missing and required (Lvl x)     "Required MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Nebraska State and the NE state requires disclosure is missing from the loan file.

Construction Finance Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26014979	xx	645	680	47.025%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
No active liens and judgments have been found against the borrower and subject property.
First and second installments combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
First and second installments combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
First and second installments combined taxes for the year of xxxx have been paid in the amount of $x,xxx.x.
No, any prior year delinquent taxes have been found.
According to payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payment and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:According to servicing comment dated xx, the loan is currently performing and next due date is xx. The last payment was received on xx for the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx.
The borrowers xx had filed bankruptcy under chapter-x with the case# xx. The debtor was discharged on xx. The case was terminated on xx.
As per the latest BPO report dated xx, the subject property is occupied by the original owner with good condition. No damages and repairs have been found. The borrower intention is to keep subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed bankruptcy under chapter-x with the case# xx. The debtor was discharged on xx. The case was terminated on xx.

Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrowers xx had filed bankruptcy under chapter-x with the case# xx on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reflected as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed reflected as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The post close total debts are $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Property County   Loan Value: xx
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The purpose of transaction is Cash-Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl x)     "The List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46111272	xx	717	733	18.207%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.875%	$1,503.64	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx. The chain of assignment has not been completed. Currently, the mortgage is with xx. There is one junior civil judgment against the borrower in favor of xx. First and second county installment taxes for the year of xxxx have been paid in the total amount of $xxxx.xx. No, any prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent from x month and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as of dated xx, the loan is currently performing and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The UPB reflected in the amount of $xx.
The loan was modified on xx.
The borrower had filed bankruptcy under chapter-x with the case# xx. The debtor was discharged on xx and the case was terminated on xx.
As per the comment dated xx, the subject property had damaged and date of loss is xx in the amount of $xx. As per the comment dated xx xx, the loss draft check was received in the amount of $xx on xx with the check# xx and company name is xx (check date xx). The comment dated xx stated that the subject property was damage and date of loss is xx. The BPO report dated xx xx does not show the any damage and repairs amount. However, we are unable to determine whether the repairs have been completed.
The subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-x with the case# xx. The debtor was discharged on xx and the case was terminated on xx.	This loan modification agreement was made between the xx and the lender xx on xx. As per the modified terms, the new principal balance is $xx. The borrower promises to pay in the amount of $xx with an interest rate of xx beginning from xx till the maturity date xx.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER document BK was filed post origination.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the modification no deferred balance is included.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debts as per xx is $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Mod maturity date is xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. extenstions are xx. Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl x) "List of service providers document is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file." * Settlement date is different from note date (Lvl x) "The settlement date is xx and note date is xx. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,115.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17097180	xx	762	777	42.166%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$28,715.36	3.625%	$627.65	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is incomplete as the current assignment is with xx.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.
Collections Comments:This loan is performing The borrower xx. The debtor was discharged on xx and case was terminated on xx. As per to voluntary petition dated xx, the chapter x individual debtor’s statement of intention shows the borrower want retained the subject property.
Review of the payment history available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.
However, provided tape data shows that the next payment is due on xx and the current UPB is $xx. Payment history for x months (xx to xx) is missing from the loan file.
According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-x with case# xx. The debtor was discharged on xx and case was terminated on xx. As per to voluntary petition dated xx, the chapter x individual debtor statement of intention shows the borrower want retained the subject property.	Loan Modification agreement was made between borrower xx and xx on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx and the maturity date is $xx. The UPB that has been amortized is $xx as an interest bearing amount.
Missing Required State Disclosures	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-Closer total debts per xx are xx however the tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx and tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL, Loan Data: $xx, Comparison Data: $x.xx, Variance: +$xx"
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is in NJ state. The required State disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
x.Choice of Insurer Disclosure
																									x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56329604	xx	559	Not Applicable	26.975%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.875%	$319.11	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are three IRS liens against the borrower which is in the total amount of xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing. Review of the payment history available from xx to xx. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.
The borrower xx had filed the BK under the chapter xx case# xx. The case was converted chapert-xx to chapter-x on xx. The POC was filed on xx.  The POC amount is $xx and total arrearage amount is $xx. The debtor was discharged on xx and case was terminated on xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxand the value of the collateral is $xx. Therefore, the unsecured portion is $xx.
According to the latest BPO report the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the BK under the chapter xx case# xx. The case was converted chapert-xx to chapter-x onxx. The POC was filed on xx.  The POC amount is $xx and total arrearage amount is $xx. The debtor was discharged on xx and case was terminated on xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxand the value of the collateral is $xx. Therefore, the unsecured portion is $xx.
The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in xx steps ending at xx.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step; however tape data shows Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod step x rate is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed is xx; however tape data shows xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debts per xx is $xx;however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extensions is xx; however tape data shows xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Missing Required Disclosures (Lvl x) "List of required disclosures is missing."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in OH state. The following state disclosures are missing from the loan file:
x. Equal Credit Availability Notice.
x. Insurance Tying Disclosure.
x. Non-Deposit Insurance Disclosure."
* Not all borrowers signed TIL (Lvl x)     "Final TIL not executed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83011887	xx	679	683	41.549%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$828.23	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated onxx.
The assignment of the chain has been completed. The latest assignment is from xx.
There is a senior mortgage in the favor of xx.
There is a civil judgment in the favor of xx.
There is a civil judgment in the favor of xx.
x installment of county jurisdiction tax of xxxx is due in the amount of $xxx.xx on xx/x/xxxx.
x installment of county jurisdiction tax of xxxx is due in the amount of $xxx.xx on x/x/xxxx.
No prior yea delinquent taxes have been found.	According to the payment history as of x/x/xxxx, the borrower is current with the loan. The last payment was received on x/x/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is dated on xx. There is no provision for the balloon payment.
The borrower xx had filed bankruptcy under chapter xx with the case xx. However, the case got terminated on xx and the case has been closed. The date of the last filing is xx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case xx. However, the case got terminated on xx and the case has been closed. The date of the last filing is xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx. The maturity is dated on xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Bankruptcy filing date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Totlal debts per xx is $xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD x is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod. Extensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the first lien prohibited fees test.
Prohibited Fees First Lien Test: FAIL Loan Data: $xx Comparison Data: $x.xx Variance:  + $xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees First Lien Test: FAIL Loan Data: $xx Comparison Data: $x.xx Variance: + $xx
This loan failed the first lien prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with maxxa loan. The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
x. Choice of Settlement Agent Disclosure.
x. Copy of Appraisal or Statement of Appraised Value."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98836317	xx	740	Not Applicable	60.708%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$55,758.67	5.875%	$871.86	xx/xx/xxxx	Financial Hardship
According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx

No active liens and judgments have been found.

Second installment combined taxes of xxxx have been due in the amount of $xxxx.xx which will due for xx/xx/xxxx.
First installment combined taxes of xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx, the borrower is delinquent for x month and the next due date is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date was xx/x/xxxx. The UPB reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment as per Modification agreement.

Collections Comments:
The loan is currently in the bankruptcy. The borrower xx had filed bankruptcy under chapter xx with the case# xx.
The borrower is delinquent for x month and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date was xx. The UPB reflected in the amount of $xx. The borrower had made the last payment as per Modification agreement.
The reason for default is unable to be determined from the loan files.
The loan has been modified on xx.
The foreclosure details have not been found in collection comments and loan files.
As per the Exterior Inspection report dated xx, the subject property is owner-occupied and average in condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx filed bankruptcy under chapter xx with the case# xx. Debtor filed the chapter xx plan xx. According to the plan, the debtor shall pay to the trustee $xx monthly for xx months. The creditor xx. The schedule-D of voluntary petition dated xx shows the amount of claim is $xx and value of collateral as $xx. Hence, the unsecured portion is $xx. According to Notice of Mortgage payment change dated xx, the new total payment is $xx.	This modification agreement was made between Borrower xx. on xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is $xx. Borrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date xx. There is a deferred balance in the amount of $xx. Hence, the interest bearing amount is $xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Modification stated terms are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The Post-Close debts are $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including Mod. Extension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per Final xxxx, income is $xx and total debts are $xx. DTI exceeds xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This is a Conventional fixed rate mortgage. The Final application shows monthly MI payment is $xx. However, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Minnesota State. The following required state disclosures are missing from the loan file.
x.MN Notice of Right to Discontinue Escrow
x.Interest Rate or Discount Point Agreement
x.Conditional Qualification/Approval Disclosure
x.Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4857847	xx	Unavailable	Not Applicable	35.089%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$295.42	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx. The chain of assignment has not been completed. Currently, the mortgage assignment is with xx.
There are no other liens on the subject property.
xxxx (summer) city x taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
 xxxx (winter) x taxes had been delinquent in the amount of $xxx.xx on xx/xx/xxxx and the good through date is xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx , the borrower is delinquent for x month and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of $xxxxx.xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx, the borrower is delinquent for x month and the next due is xx. The last payment was received on xx in the amount of $xx(PITI). The monthly P&I is $xx with an interest rate of xx. The current UPB is reflected in payment history in the amount of $xx.
The loan has modified since the origination.  The modification agreement was made between the lender xx. The monthly P&I is $xx with an interest rate of xx. The modification does not contain balloon payment.
No comments have been found regarding the foreclosure. The debtor xx had filed bankruptcy under chapter-x with case no# xx.The case was discharged on xx and terminated on xx.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter-x with case no# xx dated on xx.The case was discharged on xx and terminated on xx.	The modification agreement was made between the lender xx and the borrower xx on xx, the new principal balance as per mod is $xx.
The first payment was due on xx and the maturity date is xx.The monthly P&I is xx with an interest rate of xx. The modification does not contain balloon payment.	Credit Report Good Faith Estimate Initial Escrow Acct Disclosure	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: The doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post close debt is $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod extensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29352121	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$820.30	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx.
There are two HOA on the subject property in the favor of xx. There is a possibility of the foreclosure due to the unpaid HOA lien. This can be cured by paying off the lien amount along with interest or delinquent interest (if any).
Annual taxes for the year of xxxx have been paid in the amount $x,xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was applied for x/x/xxxx in the amount of $x,xxx.xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx. The last payment was applied for xx in the amount of $xx. The borrower xx had filed for bankruptcy under chapter-x with the case# xx. The case was discharged on xx and terminated on xx. The loan was modified once since origination.
As per the BPO report, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed for bankruptcy under chapter-x with the case# xx. The reaffirmation agreement was filed on xx.The case was discharged on xx and terminated on xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I in the amount of xx, beginning from xx. The maturity is xx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement, the last modified on xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per modification agreement, loan original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-x   Loan Value: Unavailable   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Final Application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification, stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per the mortgage, the PUD rider was available.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per modification agreement, loan original maturity terms are xx months. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas.The following state disclosures are missing from the loan file.
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
x.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53621819	xx	Unavailable	Not Applicable	43.725%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,266.86	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.

Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xxx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.	Collections Comments:The loan is performing. Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx in the amount of $xx that was applied for the due date of xx. The next payment is due on xx. As per payment history, the current UPB is $xx. However, provided tape data shows that the next payment is due on xx and the current UPB is $xx. Payment history for x months (xx to xx) is missing from the loan file.
The borrower had filed the BK under the chapter xth case# xx. The debtor was discharged on xx and case was terminated on xx.
According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xth case# xx. The debtor was discharged on xx and case was terminated on xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of $xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Credit Report Missing Dicsloures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data bankruptcy (post-loan origination)? is no, however according to collection comment it is yes.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data modification stated term is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per tape data post-close total debts per xx is $xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per tape data stated maturity date is xx, however according to collection comment it is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data total term including mod. extensions is xx, however according to collection comment it is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing transfer is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42602212	xx	Unavailable	Not Applicable	33.221%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to xx”

Active junior or senior judgments/liens/mortgages:

x. There is an active junior Abstract of Civil Judgment available in the updated title report against xx.

The annual County taxes for xxxx have been paid in full in the amount of $xxx.xx.

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx. The last payment has been made according to the original Note terms.	Collections Comments:The loan is currently in delinquency for +x month and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The last payment has been made according to the original Note terms.
The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case# xx and the plan was confirmed on xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
According to the debtor's chapte-xx plan which was filed on xx, the debtor shall make the regular mortgage payments to the subject Creditor directly and the total pre-petition arrearage of $xx will be paid to the Trustee through pro-rata for xx months. This plan was confirmed on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: x
The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case# xx and the plan was confirmed on xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
According to the debtor's chapte-xx plan which was filed on xx, the debtor shall make the regular mortgage payments to the subject Creditor directly and the total pre-petition arrearage of $xx will be paid to the Trustee through pro-rata for xx months. This plan was confirmed on xx.
Not Applicable	Credit Report Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Borrower Last Name   Loan Value: xx
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Post close Total debts per xx,data provided is $xx,xx however audit vaalue is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers disclosure is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing Transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84339798	xx	669	669	39.105%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
There is one water/sewer lien against the subject property in the amount of $xx.
The subject property is located in the State of xx which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.
No prior year delinquent taxes have been found.

Review of updated payment history shows that the loan is performing. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. The last payment made by the borrower is as per original note terms.	Collections Comments:comments doc locator-
xx

The loan is performing. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx. The last payment made by the borrower is as per original note terms.
The borrower xx had filed the bankruptcy under chapter xx with case# xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx. POC was filed on xx with the secured claim amount of $xx and arrearage in the amount of $xx. The plan was confirmed on xx and as per the plan dated xx the debtor shall pay outside the plan according to the original contract term with no modification. The contractual monthly payment was in the amount of $xx. MFR was filed by creditor on xx and as per the trustee’s final report dated xx the debtor has paid total arrearage in the amount of $xx.

As per latest BPO report dated xx, the subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with case# xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx. POC was filed on xx with the secured claim amount of $xx and arrearage in the amount of $xx. The plan was confirmed on xx and as per the plan dated xx the debtor shall pay outside the plan according to the original contract term with no modification. The contractual monthly payment was in the amount of $xx. MFR was filed by creditor on xx and as per the trustee’s final report dated xx the debtor has paid total arrearage in the amount of $xx.
Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was filed by borrower.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: LTV Exceeds xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx
Field: Mailing Address Street   Loan Value: xx
Field: Mailing Address Zip Code   Loan Value: xx
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: as per final application total debts are xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Property City   Loan Value: xx
Field: Property Postal Code Loan Value: xxx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test. (xx HB xxxx Section xxxx)
The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective xx. The Pennsylvania Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx. Additionally, the xx License, xx Secondary Mortgage Loan License, xx Unlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator is "Moderate" as this loan failed xx License Validation Test."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77815426	xx	720	729	96.441%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$48,571.78	4.625%	$1,734.80	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The x installment of County taxes for xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and x installment of $x,xxx.xx is due on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as ofxx/xx/xxxx, the loan is performing and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx.	Collections Comments:The loan is currently in active Bankuptcy. The loan is performing and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The last payment has been made according to the loan modification agreement which was made on xx.
The joint debtors (xx) had filed Bankruptcy under chapter-x on xx with the Case# xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx. The debtor intended to retain the subject property and claimed the subject property an exempt.
The Trustee had filed "Chapter-x Trustee Report of No Distribution" on xx. The debtor discharged on xx and the case was terminated on xx.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors (xx) had filed Bankruptcy under chapter-x on xx with the Case# xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx. The debtor intended to retain the subject property and claimed the subject property an exempt.
The Trustee had filed "Chapter-x Trustee Report of No Distribution" on xx. The debtor discharged on xx and the case was terminated on xx.
The loan was modified on xx with new principal balance of $xx out of which $xx has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the new modified P&I of $xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Most recent mod data was used   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Title policy data was used   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Most recent mod data was used Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by all the borrowers."	* DTI > xx% (Lvl x) "The DTI of the loan is exceeded xx% as the borrowers' total income is in the amount of $xx and total expenses are in the amount of $xx."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The Transaction date has been mentioned in the final HUD-x as xx wherein the original Note date is xx."
																									* Settlement date is different from note date (Lvl x) "The Settlement date has been mentioned in the final HUD-x as xx wherein the original Note date is xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81401179	xx	676	687	43.943%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is incomplete. The latest assignment of mortgage is with xx.
Active judgments or liens have been found pending are as follows:
x) There is a state tax lien against the borrower in favor of xx.
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
Collections Comments:Loan is in active bankruptcy. Provided payment history from xx to xx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx. The last payment of xx was received on xx in the amount of $xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xx.
According to the latest BPO report dated xx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per note terms on xx. The loan is not yet modified since origination.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
The borrower xx had filed bankruptcy under chapter xx with case # xx and the plan was confirmed on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx and the plan was confirmed on xx.
According to the amended chapter xx plan dated xx, the debtor shall pay to the trustee the sum of $xx per month for xx months. The estimated arrearage to be paid for the collateral is in the amount of $xx.
Not Applicable	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to review application date is xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: According to review no modification is done in subject mortgage.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review PH string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review PH string is xx in reversed form.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: According to review post close debts is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test. (xx HB xxxx Section xxxx)
The xx HB xxxx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective xx.
The xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx. Additionally, the xx License, xx Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after xx.

This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker. Line xxx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xxxx sxxs may be retained by the originator(s).
All items in the xxxx, xxxx, and xxxx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowners insurance premiums (lines xxx - xxx), and required services that you can shop for in the xxxx section should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator shows moderate due to xx License Validation Test & RESPA Originator Compensation Validation Test failed."
																									* LTV or CLTV exceeds xx% (Lvl x) "An appraised value as per appraisal report is $xx which is less than the original loan amount of $xx and the current LTV is xx% which is greater than xx%. Hence, LTV or CLTV exceeds xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4259425	xx	Unavailable	Not Applicable	34.830%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,122.87	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx.
The chain of assignment has been completed as currently the assignment is with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.
Review of payment as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.
The borrower agree to pay the UPB of $xx with interest rate of xx % and P&I of $xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under chapter x with case# xx. The plan was later discharged on xx and was fully terminated on xx.
The current status of loan is performing.
According latest BPO available report dated xx located at xx shows that the subject property is owner occupant with no visible damages or repairs.

Update:-
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter x with case# xx. The plan was later discharged on xx and was fully terminated on xx.
The creditor had not filed POC.	Loan Modification agreement was made between borrower xx and lender xx on effective date xx.
The borrower agree to pay the UPB of $xx with interest rate of xx and P&I of $xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx had filed bankruptcy under chapter xx with the case # xx on xx. The Joint debtor discharged on xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The post close total debts per xx is xx,   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod extentions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "GSE (Freddie Mac public guidelines) Maximum LTV Test:
The loan-to-value (LTV) ratio is greater than xx.
The combined loan-to-value (CLTV) ratio is greater than xx.
Freddie Mac will not purchase a conventional mortgage with a LTV ratio or CLTV ratio greater than xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The Final Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "The Initial Truth In Lending is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. The following disclosures are missing  from the loan file.

x.Choice of Insurer"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36293338	xx	679	626	42.177%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$963.97	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.

According to the Updated Title Report dated xx, the Subject Mortgage was originated on xx.
There are two active senior mortgages originated by the borrower on the subject property.
First was recorded on xx.
Subordination agreement is available with title report (xx) which was recorded on xx. But subordination says that the subject loan to be subordinated is mortgage with instru#xx is for that amount. Incorrect mortgage Id appears to have been listed. This can be cured by re-recording the subordination agreement with accurate reference.

Second was recorded xx.
Satisfaction of above said second senior mortgage found (xx) which was recorded on xx. This can be cure by re-recording the release by adding the correct instrument number.

The Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. Possible title claim can be filed.

The combined annual taxes of xxxx have been paid total in the amount of $xxx.xx.
No prior year delinquent taxes have been found.	Review of latest payment history shows that the loan is in delinquency for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:comments doc locator-
xx

The loan is in delinquency for x month. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx.
The Loan Modification agreement was made on an effective date of xx.
The new principal balance is $xx and the borrower had given promise to pay P&I in the amount of $xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.

The borrower xx had filed the bankruptcy under chapter xx with case# xx. The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and arrearage in the amount of $xx.
 As per amended plan dated xx the debtor shall pay directly to the subject creditor. The case was converted to ch#x on xx and as per statement of intention debtor intends to retain the collateral. The bankruptcy was discharged on xx and the case was terminated on xx.
Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.

As per BPO report dated xx the subject property is owner occupied. No visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with case# xx. The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and arrearage in the amount of $xx.
 As per amended plan dated xx the debtor shall pay directly to the subject creditor. The case was converted to ch#x on xx and as per statement of intention debtor intends to retain the collateral. The bankruptcy was discharged on xx and the case was terminated on xx.
Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.
The Loan Modification agreement was made on an effective date of xx between xx (borrower) and xx.
The new principal balance is $xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bk was filed xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: mod stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xxx   Comment: as per final xx total debts are xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: total term including mod is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* LTV or CLTV exceeds xx (Lvl x)     "Appraisal report is missing from the loan file. The provided tape data reflects the appraisal value as $xx which is less than the original loan amount $xx. Hence LTV or CLTV exceeds xx"
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in DC State and the required disclosures are missing from the loan file as follow.
DC Insurance Notice
Domestic Partner Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business form is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74965767	xx	768	786	38.079%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$338.08	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortgage was originated on xx.
The chain of assignment is incomplete as there is  break in mortgage assignment from xx, the mortgage assignment is with xx.
There is a junior mortgage open against the subject property in favor of xx in the amount of $xx which was originated xx and recorded on xx (instr# xx). Subordination agreement was made between this above said mortgage and subject mortgage on xx and it was recorded on xx with instr#xx.
No active judgments or liens have been found.
First and second combined taxes of xxxx/xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on x/x/xxxx.
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
According to the PACER, xx had filed bankruptcy under chapter-xx with the case# xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. This case was discharged on xx and it was terminated on xx.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. This case was discharged on xx and it was terminated on xx.	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Origination Appraisal	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy available on PACER however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per mod stated term is xx months however tape data shows xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history payment string is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history payment string is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per application total debt is xx however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod stated maturity date is xx however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per mod total term is xx however tape data shows xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file. Appraised value is captured from underwriting transmittal document located at xx.
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55107308	xx	722	Not Applicable	29.457%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$348.02	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower as follows:
State tax lien against the borrower in the amount of $xx and in favor of xx which was recorded on xx.
The x and x installment town taxes of the year xxxx have been paid in the total amount of $x,xxx.xx.
According to the review of payment history as ofxx/xx/xxxx, the borrower is current with the payments. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx. The borrower has been maxxthe payments as per the modification term done in the year of xxxx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx, the borrower is current with the payments.
This loan modification agreement was made between the xx.
The reason for default is unavailable.
As per the latest BPO report located at xx, the subject property is owner occupied. No damage or repairs have been found.
The borrower’s intention is to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; however, the unsecured portion is $xx. The date of last filing is xx. There is no comment indicating a cramdown.	This loan modification agreement was made between the xx and the lender xx on xx. The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx till the maturity date xx. The interest-bearing amount is $xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Modification Stated Term Loan Value: xx
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the application post-close total debt is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the note stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extensions months are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the HOEPA higher-priced mortgage loan test.
Loan Data: x.xxx% Comparison Data: x.xxx% Variance: +x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
Loan Data: $xx Comparison Data: $x Variance: -$xx
This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xx Comparison Data: $xx Variance: -$xx
This loan failed the TILA APR test.
Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%"
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* LTV or CLTV exceeds xx (Lvl x)     "As per the appraisal report, the appraised value is $xx and the original balance is $xx. Hence The loan CLTV is greater than xx which exceeds xx."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. x.xx Borrower's Bill of Rights x.xx Consumer Caution and Homeownership Counseling Notice x.Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business form is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52914020	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is from xx which was recorded on xx. The assignment should be xx.
There is one mortgage originated prior to the subject mortgage xx. The subordination agreement which was recorded on xx. However, the same document shows incorrect loan amount for the subject mortgage which is “$xx”. Origination date and lender name for the subject mortgage does match on the subordination agreement.

Annual town and county taxes for the year of xxxx have been paid in the total amount of $xxx.xx and annual school taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. Tax certificate is required for the current tax status of annual county taxes for the year of xxxx-xxxx. No prior year taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment according to the note terms with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The current legal status of loan is performing and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xx. The borrower had made the last payment according to the note terms with the interest rate of xx % and P&I of $xx. No foreclosure details have been found in the collection comment.
The borrower, xx had filed the bankruptcy under chapter xx on xx with the case # xx. The plan was confirmed on xx. The creditor had filed POC on xx for the secured claim amount of $xx and the amount of arrearage is $xx.
According to voluntary petition schedule D, the value of the collateral is $xx and amount of secured claim is $xx. Hence, unsecured portion is reflected in the amount of $xx. According to second amended chapter xx plan dated xx the debtor shall pay to the trustee in the amount of $xx for xx months and arrearage is in the amount of $xx. The same plan was confirmed on xx. According to chapter xx standing trustee's final report and account dated xx, arrearage in the amount of $xx has been paid to the creditor.

The case was discharged on xx and was terminated on xx.
According to BPO report xx dated xx, the subject property is owner occupied. As-Is list price is quoted as $xx. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.
Collection comments are located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx on xx with the case # xx. The plan was confirmed on xx. The creditor had filed POC on xx for the secured claim amount of $xx and the amount of arrearage is $xx.
According to voluntary petition schedule D, the value of the collateral is $xx and amount of secured claim is $xx. Hence, unsecured portion is reflected in the amount of $xx. According to second amended chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xx for xx months and arrearage is in the amount of $xx. The same plan was confirmed on xx. According to chapter xx standing trustee's final report and account dated xx, arrearage in the amount of $xx has been paid to the creditor.

The case was discharged on xx and was terminated on xx.
Not Applicable	Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: the loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: Unavailable Tape Value: $xx Variance: Variance %: Comment: Final loan application is missing from the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Pennsylvania license validation test.
The xx HB xxxx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective xx.
The xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx. Additionally, the xx License, Pennsylvania Secondary Mortgage Loan License, xx Unlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA Foreclosure Rescission Finance Charge Test.
This loan failed the Pennsylvania license validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance  -$xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$xx."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75235053	xx	736	720	37.431%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has been not completed. Currently, the assignment is from xx; however, the assignment should be with xx.
Which is missing.
No active judgments and liens against the borrower and subject property have been found.
Annual Combined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual City taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments. The borrower is performing with the loan and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
Unable to be determined the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated in the last xx months of servicing comments.
No foreclosure activity has been found.
As per the BPO report located at xx, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According txo the PACER, the borrower xx had filed for the bankruptcy under chapter-x with the case# xx. The POC was filed by the creditor xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down. The case was discharged and fully terminated on xx.	Not Applicable	Missing Required State Disclosures Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The loan is not modiifed since origination.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not modfied.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close Total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx	2: Acceptable with Warnings	* Initial Good Faith Estimate is Missing (Lvl x) "Initial GFE is missing from the loan file."
* LTV or CLTV exceeds xx (Lvl x)     "Appraisal report is missing from the loan file; however, as per the tape the appraised value is $xx. Hence, the original LTV or CLTV is xx which is greater than xx of the loan amount."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
x.Insurance Sales
x.Fair Housing Notice
x.Homeownership Protection Center Disclosures
x.Notice of Free Choice of Agent or Insurer
x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value
																									x.Affiliated Business Disclosure"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36892946	xx	684	Not Applicable	47.401%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$305.16	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the subject mortgage is currently with the, xx. No active liens and judgment have been found on updated title report.
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided fromxx/xx/xxxx to x/x/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The last payment was made by the borrower according to the Modification terms.	Collections Comments:The subject loan is performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. The last payment was made by the borrower according to the Modification terms. Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter xx case# xx. POC was not filed by the subject creditor. Schedule D of voluntary petition dated xx  shows amount of secured claim without deducting the value of collateral is $xx  and value of collateral is $xx therefore the unsecured portion is $xx. Debtor file chapter xx plan on xx which states that the debtor shall pay to the Trustee the sum of $xx monthly. Debtor shall pay the subject claim outside the bankruptcy plan.  Order Confirming Chapter xx Plan was filed on xx which states that the debtor plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per latest BPO report dated xx, subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx. POC was not filed by the subject creditor. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. Debtor file chapter xx plan on xx which states that the debtor shall pay to the Trustee the sum of $xx monthly. Debtor shall pay the subject claim outside the bankruptcy plan. Order Confirming Chapter xx Plan was filed on xx which states that the debtor plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship	Origination Appraisal	Field: Mailing Address Street Loan Value: xx
Field: Mailing Address Zip Code   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report at the time of origination of the loan is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of servicing provider is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84683284	xx	735	675	21.165%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
Open senior mortgage in the amount of $xx.
There are two IRS liens against the borrower which is in the total amount of $xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is $x,xxx.xx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. The borrower had filed the BK under the chapter xx case# xx and the plan was confirmed on xx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. Review of the payment history available from xx to xx. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is $xx. Current UPB reflects in the provided payment history is in the amount of $xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the BK under the chapter xx case# xx and the plan was confirmed on xx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx.  The POC amount is $xx and total arrearage amount is $xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx.
Not Applicable	Missing Required State Disclosures Origination Appraisal	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xxx Comment: Post-close total debts per xx is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL state. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
																									Insurance Sales Disclosure"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5035111	xx	613	Not Applicable	83.164%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$488.70	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated on xx.
The chain of assignment is not completed. Currently, the mortgage is with xx.
The annual combined taxes have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The City annual taxes have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year
The review of payment history as of datedxx/xx/xxxx shows that borrower is maxxpayment regularly. The next payment is due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/x/xxxx.The current unpaid principal balance is in the amount of $xxx,xxx.xx with the interest rate of x.xx%.The borrower is maxxpayments as per latest modification.	Collections Comments:As per available servicing collection comments the loan is in active bankruptcy. The borrower is maxxpayment regularly. The loan was modified on xx. As per modification agreement the new principal balance is $xx with the interest rate of xx. The occupancy of the subject property is unable to be determined with no evidence of damages or repairs.
No delinquent taxes have been found.
The borrower intends to keep property.
No evidences regarding active foreclosure have beenfound.
Borrower filed bankruptcy on under Chapter-xx with the case# xx. The POC was filed by the xx with  amount of $xx and the amount of arrearage was $xx.As per POC the value of property is $xx.The amount of secured claim is $xx and  amount $xx is unsecured. The amended POC was filed on xx in the amount of $xx with arrearage in the amount of $xx. As per Order Confirming Chapter xx plan dated xx, the debtor shall pay to the trustee $xx per month for xx months. As per plan debtor pays $xx from xx till xx month of plan with xx interest rate to the lender.  The plan was confirmed on xx. The motion for relief was filed on xx.No evidences of cram down has been found. The date of the last filing of bankruptcy was xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx has filed bankruptcy under Chapter-xx with the case# xx. The POC was filed by the xx with amount of $xx and the amount of arrearage was $xx.As per POC the value of property is $xx.The amount of secured claim is $xx and amount $xx is unsecured. The amended POC was filed on xx in the amount of $xx with arrearage in the amount of $xx. As per Order Confirming Chapter xx plan dated xx, the debtor shall pay to the trustee $xx per month for xx months. As per plan debtor pays $xx from xx till xx month of plan with xx interest rate to the lender. The plan was confirmed on xx. The motion for relief was filed on xx.No evidences of cram down has been found.The date of the last filing of bankruptcy was xx	The loan modification agreement was made on xx. As per modification agreement the new principal balance is $xx with interest rate xx. The evidences of deferred amount and principal forgiven have not found. The total interest bearing principal balance is $xx. The agreement is a fixed amortization type.The modified payment in the amount of xx begins on xx. The total numbers of monthly payments are xx months. As per this modification new maturity date is xx.
Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Final application date is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: As per DEED of trust NO xx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per modification agreement total term are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history the string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post close total debts are $xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Property County   Loan Value: xx
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per application the purpose of loan is to change the term/rate,   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: as per modification agreement the maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Attached   Tape Value: Detached   Variance:    Variance %:    Comment: Subject property is Attached.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per Original Note the total terms are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the RESPA originator compensation validation test.
Line xxx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is Moderate:
RESPA Originator Compensation Validation Test."
* DTI > xx (Lvl x)     "As per application the total income of borrower is $xx and the housing expenses are $xx. The non-housing payments are $xx. The debt for DTI is $xx .The total debt ratio is xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good Faith Estimate is not signed by borrower. However the unsigned copy of final GFE is available in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account Disclosure is not signed by borrower. However the unsigned copy of initial escrow disclosure  is available in the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial Good Faith Estimate is not signed by borrower. However the unsigned copy of initial GFE is available in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is not signed by borrower. However the unsigned copy of initial TIL is available in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from loan file.,"
* Missing Required State Disclosures (Lvl x)     "Following required state disclosures are missing from loan file.
x)Collateral Protection Insurance Disclosure.
x)Non-Deposit Investment Product Disclosure.
x)Insurance Solicitation/Post Commitment Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is not signed by borrower. However the unsigned copy of disclosure is available in the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is not signed by borrower. However the unsigned copy of disclosure is available in the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57919156	xx	710	Not Applicable	171.549%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. As there is no assignment done by xx. However, the assignments should be with xx.
x) There is an active mortgage prior to the subject Mortgage, in the favor of xx.
x) There is a junior mortgage in the favor of xx. However, The Subordination Agreement was filed on xx.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx for the due date xx/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx had filed for bankruptcy under Chapter-xx with the case# xx. The POC was filed on xx with the POC amount is $xx and the arrearage amount is $xx. The plan was confirmed on xx. As per the confirmed plan, the debtor shall pay to the trustee $xx semi-monthly for xx months.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date xx. The UPB is reflected in the amount of $xx till the due date of xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under Chapter-xx with the case# xx. The POC was filed on xx with the POC amount is $xx and the arrearage amount is $xx. The plan was confirmed on xx. As per the confirmed plan, the debtor shall pay to the trustee $xx semi-monthly for xx months.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Application reflects application date as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Post Close total debt per xx is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $xx
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xx.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xx
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx (Lvl x)     "As per xxxx dated xx, the total monthly income is in the amount of $xx and the total monthly expenses are in the amount of $xx. Hence, the DTI is calculated as xx which is exceeding xx DTI limit."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "The Initial Truth in Lending Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee state. The following state disclosures are missing from the loan file:
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48774375	xx	Unavailable	Not Applicable	141.131%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$557.32	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.

No single assignment of mortgage is available in the updated title report but the subject mortgage should have been assigned to xx.
Active junior or senior judgments/liens/mortgages:

x. There is an active prior/senior HELOC Mortgage available in the updated title report in the amount of $xx.
there is a subordination agreement is available in the updated title report which was recorded on xx.

The annual County taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx.	Collections Comments:The loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The last payment has been made according to the loan modification agreement which was made on xx.
The servicing comment dated xx states that the subject property roof and fince were damaged but no evidences are available that confirms the cost of repairs and current status of repairs. The latest BPO  dated xx is reported no visible damages on the subject property.
The reason for default of borrower is excessive obligations. The borrower made last payment as per loan modification on xx. The loan is modified once since origination. The loan modification was last made effective from xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of $xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
The debtor xx had filed bankruptcy on xx under chapter-x with the case # xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The debtors had intended to retain the subject property and maintaining the regular mortgage monthly payments.
The Trustee had filed a Notice of intent to abandon the subject property. The debto had discharged on xx nd the case was terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy on xx under chapter-x with the case # xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The debtors had intended to retain the subject property and maintaining the regular mortgage monthly payments.
The Trustee had filed a Notice of intent to abandon the subject property. The debto had discharged on xx nd the case was terminated on xx.	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Credit Report	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was $xx and total expenses are in the amount of $xx per AUS (Locator:xx) but the recommendation of AUS/DU is “Refer with Caution” and the loan was underwritten by manual underwriting.
The loan is DU Refinance Plus and it can qualify under temporary QM.

Qualified Mortgage DTI Threshold Finding: YES     Charged: xx     Allowed: xx    Over by: xx

The debt-to-income ratio for this loan case file is xx. This loan case file is ineligible for delivery to Fannie Mae due to the excessive debt-to-income ratio in combination with other risk factors on the loan."
* DTI > xx (Lvl x)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was $xx and total expenses are in the amount of $xx per AUS (Locator:xx) but the recommendation of AUS/DU is “Refer with Caution”  and the loan was underwritten by manual underwriting.
The loan is DU Refinance Plus and it can qualify under temporary QM.

Qualified Mortgage DTI Threshold Finding: YES     Charged: xx     Allowed: xx    Over by: xx
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Qualified Mortgage DTI exceeds xx (Lvl x)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was $xx and total expenses are in the amount of $xx per AUS (Locator: xx) but the recommendation of AUS/DU is “Refer with Caution”  and the loan was underwritten by manual underwriting.
The loan is DU Refinance Plus and it can qualify under temporary QM.

Qualified Mortgage DTI Threshold Finding: YES     Charged: xx     Allowed: xx   Over by: xx

																									The debt-to-income ratio for this loan case file is xx. This loan case file is ineligible for delivery to Fannie Mae due to the excessive debt-to-income ratio in combination with other risk factors on the loan."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65219764	xx	Unavailable	Not Applicable	24.115%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,013.67	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to xx

There is a break in chain of assignment as we required assignment of mortgage from xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The x installment of Combined taxes for xxxx have been paid off in the amount of $x,xxx.xx onxx/xx/xxxx and x installment of $x,xxx.xx are currently due on x/x/xxxx.

No prior year delinquent taxes have been found in the updated title report.

The legal description of the subject property has been mentioned in the subject mortgage and the Warranty Deed xx.	Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx.	Collections Comments:The borrower is maxxregular payment. The borrower is performing. The next payment due date was xx. The last payment was received on xx in the amount of $xx which was applied for the due date on xx. The current UPB is in the amount of $xx. The current rate of interest is xx % and P&I is $xx.
The joint debtors xx had filed bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx .
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's chapte-xx plan which was filed on xx, the debtor shall make regular mortgage payments to the subject Creditor directly and the total pre-petition arrearage of $xx will be paid through plan. This plan was confirmed on xx.
The joint debtors were discharged on xx. The Trustee had filed "Chapter xx Trustee's Final Report" on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: x
The joint debtors xx had filed bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx .
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's chapte-xx plan which was filed on xx, the debtor shall make regular mortgage payments to the subject Creditor directly and the total pre-petition arrearage of $xx will be paid through plan. This plan was confirmed on xx.
The joint debtors were discharged on xx. The Trustee had filed "Chapter xx Trustee's Final Report" on xx.	The loan was modified on xx with a new modified principal balance of $xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of $xx beginning on xx until the new maturity date of xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: MI Company   Loan Value: Unavailable   Tape Value: Radian   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however, tape shows xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post close total debt per xx is xx; however, tape shows $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; however, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extension is xx; however, tape shows xx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file and the provided ape is also showing that it's required for this loan."	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of services provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44581147	xx	633	634	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
Coporation recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed. The current assignment is with xx. However, the current assignment should have been with xx which is missing.
There are x active judgments against the borrower xx.
No prior year delinquent taxes have been found. x and x installments of County taxes for the year xxxx-xxxx have been paid on xx/xx/xxxx andxx/xx/xxxx in the respective amount of $xxxx.xx and $xxxx.xx.
According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx, the payment was applied for due date x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments: As per the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx with an interest rate of xx %. The current UPB reflected as per the payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comment.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments and the BPO report located at xx, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx had filed for bankruptcy under Chapter-x with the case# xx. The bankruptcy was discharged on xx and case was terminated on xx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The PACER Report reflects the Borrowers filed Bankruptcy on xx which is Post-Loan Origination as the subject loan closed on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: Unavailable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Title issue (Lvl 3) "ISAOA / It's successors and or assigns clause is missing in the final title policy. Also, the 12(c) clause is not available due to missing terms and conditions page."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the California state. The following state disclosures are missing from the loan file:

x.Cosigner Notice
x.Insurer Recommendation Disclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
x.Fair Debt Collection Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "The settlement date as per HUD-x is xx, which is later than Note date xx."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15818040	xx	618	Not Applicable	65.096%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$33,171.19	4.625%	$656.26	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active civil judgment liens against the borrower which is in the total amount of $xx. These liens were filed by xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx to xx. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of $xx.
The borrower xx had filed the BK under the chapter xx case# xx and the plan was confirmed on xx. The POC was filed on xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The POC amount is $xx and total arrearage amount is $xx. The debtor was discharged on xx and the case was terminated on xx.
According to the latest BPO report the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the BK under the chapter xx case# xx and the plan was confirmed on xx. The POC was filed on xx.  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The POC amount is $xx and total arrearage amount is $xx. The debtor was discharged on xx and the case was terminated on xx.
Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx and the maturity date is xx. The UPB that has been amortized is $xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Missing Required Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy? is Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: deferred principal per payment history is $xx; however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Lender paid MI? is Unavailable; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: PMI   Variance:    Variance %:    Comment: MI company is Unavailable; however tape data shows PMI.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx months; however tape data shows xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debts per xx is $xx; however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term Including Mod. Extensions is xx; however tape data shows xx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional and LTV is 100.00%. We need mortgage certificate; however the PMI certificate is missing from loan file."	* Application Missing (Lvl x) "Final xxxx copy is not legible."
* Application Not Signed by All Borrowers (Lvl x)     "Final xxxx copy is not legible."
* DTI > xx% (Lvl x)     "According to the final application the borrower monthly income is $xx, and his monthly expenses are $xx. Hence, DTI exceeds xx."
* Missing Required Disclosures (Lvl x)     "The list of required disclosures are missing."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8613801	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.100%	$551.15	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment for the subject mortgage has not been made. Currently, the mortgage with original lender is xx.
There is one Hospital Medical lien found against the borrower in the favor of xx.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior years of delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx the borrower is current with the loan and the next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/x/xxxx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx. The borrower has been maxxpayments as per the modification with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in the collection the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The UPB reflected in the payment history is in the amount of $xx. The borrower has been maxxpayments as per the modification with the interest rate of xx % and P&I of $xx.
The reason for default is Curtailment of income.
The loan has been modified on xx.
The borrower xx had filed bankruptcy under chapter x with the case# xx. The debtor was discharged on xx and terminated on xx. The date of last filing is xx.
The foreclosure details have not been found in the collection comments and loan files.
As per the Exterior inspection report dated xx, the subject Roof and Gutters of the property was damaged. The total cost of repairs required to replace the roof is $xx. The same reports reflects that the Subject property is maintained and in average condition. Property has a tarp on back side of property and needs repaired or replaced. As per BPO report the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Rosie Smith had filed bankruptcy under chapter x with the case# xx. As per the Reaffirmation agreement dated xx, the total amount of debt is $xx. The provided plan is the debtor shall pay the monthly payment in the amount of $xx for xx months. The debtor was discharged on xx and terminated on xx. The date of last filing is xx.	This Step modification agreement was signed between the borrower xx and the lender xx dated on xx.The Unpaid principal Balance is $xx with interest rate xx which steps up in x steps ending at xx.The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity date is xx.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Age of Loan Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower Rosie Smith had filed bankruptcy under chapter x with the case# xx on xx.   Tape Source: Initial   Tape Type:
Field: Borrower # xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the modification, the deferred principal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification, the loan amortization type is in steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per modification, the modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification, the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification, the total term including mod extensions is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Arkansas which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Arkansas State. The required state disclosure Choice of Insurance Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30312749	xx	634	Not Applicable	35.836%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$663.24	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is from xx.
The current assignment should be with xx.
Also, there is break in the assignment of mortgage. The assignment is missing from xx.

There is one UCC mortgage against the subject property originated onxx.
There is one Credit card judgment against the borrower, xx.
Annual county taxes for the year of xxxx have been paid in the total amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment according to the modification agreement dated xx/xx/xxxx with the interest rate of x.xxx % and P&I of $xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xx. The borrower not made the last payment according to the modification agreement dated xx with the interest rate of xx % and P&I of $xx. The loan was modified on xx. The new modified principal balance is $xx. Borrower promises to pay P&I in the amount of $xx with the initial step interest rate of xx % beginning from xx. The stated maturity date is xx. The loan was modified with two steps.
The borrower, xx had filed bankruptcy under chapter-xx with the case# xx. The plan was confirmed on xx. According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx.POC was filed by the creditor, xx on xx for the secured claim amount of $. Motion for relief from stay was filed on xx and order for same was granted on xx. According trustee’s final report dated xx, the debtor had paid arrearage is in the amount of $xx.
The case was discharged on xx and was terminated on xx.
According to comment dated xx, the reason for default is excessive obligation and illness of family member. The comment dated xx, the trial plan has been offered to the borrower from xx to xx for the amount of $xx. Again, the repayment plan was offered to borrower on xx for the amount of $xx which was due from xx to xx.
According to BPO report located at xx dated xx, the subject property is owner occupied. As-Is list price is quoted as $xx. No comment pertaining damage to the subject property has been observed. Current occupancy and condition of the subject property are unable to determine from the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed bankruptcy under chapter-xx with the case# xx on xx. The plan was confirmed on xx. According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx.POC was filed by the creditor, xx on xx for the secured claim amount of $xx. Motion for relief from stay was filed on xx and order for same was granted on xx. According trustee’s final report dated xx, the debtor had paid arrearage is in the amount of $xx.
The case was discharged on xx and was terminated on xx.	This modification agreement was made between the borrower, xx and the lender, xx on xx. The new modified principal balance is $xx. Borrower promises to pay P&I in the amount of xx with the initial step interest rate of xx beginning from xx. The stated maturity date is xx. The loan was modified with two steps.	Affiliated Business Disclosure	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower had filed bankruptcy chapter xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: No detail was found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment History String reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-Close Total debts as per the application is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod extension is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57225229	xx	584	Not Applicable	56.846%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is from xx.
 No active liens and judgments have been found against the subject property/ the borrower.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xx,xxx.xx. According to timely payment rewards addendum located at xx, if on any one of second, third or fourth anniversaries of scheduled due date of the first full installment payment due under the note, borrower has demonstrated a good payment history. Lender agrees to reduce interest rate by x.xx%. Hence, the payment history as of xx/xx/xxxx reflects the current interest rate as x.xxx% and P&I as $xxx.xx.
Collections Comments:The loan is in the collection and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance reflected in the payment history is in the amount of $xx. According to timely payment rewards addendum located at xx, if on any one of second, third or fourth anniversaries of scheduled due date of the first full installment payment due under the note, borrower has demonstrated a good payment history. Lender agrees to reduce interest rate by xx. Hence, the payment history as of xx reflects the current interest rate as xx and P&I as $xx. The borrower, xx had filed bankruptcy under chapter-xx with the case# xx. The plan was confirmed on xx. POC was filed by the creditor, xx for the secured claim amount of $xx and the amount of arrearage is $xx. Schedule D of the voluntary petition shows the value of the collateral as $xx and the amount of secured claim as $xx. According to amended chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xx for x months and $xx for xx months. Pre-petition arrearage to be paid through the plan is in the amount of $xx with the monthly payment of $xx. The same plan was confirmed on xx. Notice of mortgage payment change was filed on xx. No foreclosure details have been found in the loan file.
According to BPO report located at xx dated xx, the subject property is owner occupied. As-Is list price is quoted as $xx. No comment pertaining damage to the subject property has been observed.
Collection comments are located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx had filed bankruptcy under chapter-xx with the case# xx on xx. The plan was confirmed on xx. POC was filed by the creditor, xx for the secured claim amount of $ xx and the amount of arrearage is $xx. Schedule D of the voluntary petition shows the value of the collateral as $xx and the amount of secured claim as $xx. According to amended chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xx for x months and $xx for xx months. Pre-petition arrearage to be paid through the plan is in the amount of $xx with the monthly payment of $xx. The same plan was confirmed on xx. Notice of mortgage payment change was filed on xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Borrower # xx
Field: Mailing Address Street   Loan Value: xx    Tape Value: P.o Box xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Total debt is $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The name of county is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Louisiana state. The following state disclosures are missing from the loan file.
x.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x.Anti-Tying Disclosure
x.Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx. However, according to final HUD-x, the settlement date is xx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62015761	xx	Unavailable	Not Applicable	86.793%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$48,804.38	4.000%	$999.23	xx/xx/xxxx	Financial Hardship	Review of updated title report xx, shows the subject mortgage was originated on xx. There are eight HOA liens against the subject property in the total amount of $xx. There is IRS Lien (IRS Lien/USA/DOJ) open against the borrower xx. The county taxes for the year of xxxx-xxxx have been paid off in amount of $x,xxx.xx. No prior year delinquent taxes have been found.	As per seller tape data as ofxx/xx/xxxx, the borrower is maxxpayment regularly. The payment next due date is xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
Collections Comments:Collection comment locater:
xx
According to the BPO report (located- xx) dated xx subject property is occupied by owner and no visible damages/repairs have been found.
The comment dated xx shows that the reason for default is excessive obligation.
As per seller tape data as of xx, the borrower is maxxpayment regularly. The payment next due date is xx. The current unpaid principal balance is in the amount of $xx.
The payment history dated xx shows payment is next due on xx. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.

The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx, deferred amount is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms with interest rate of xx and modified P&I $xx.

Bankruptcy was filed by xx under the chapter x case# xx date xx. Schedule D of voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx However, unsecured portion remained as $xx. Bankruptcy case was discharged on xx and was terminated on xx.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter x case# xx date xx. Schedule D of voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx However, unsecured portion remained as $xx. Bankruptcy case was discharged on xx and was terminated on xx.
The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx, deferred amount is $xx and interest bearing amount is $xx. The Borrower is maxxthe payment as per the modification terms with interest rate of xx and modified P&I xx.	Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy ? Yes; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: Deferred Principal per payment history is $xx; however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Lender Paid MI? is Unavailable; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: MI Company   Loan Value: Unavailable   Tape Value: PMI   Variance:    Variance %:    Comment: MI Company Unavailable; however tape data shows PMI.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is months is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-Close Total Debts per xx is $xx; however tape data shows $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx; however tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including mod. Extensions is xx; however tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "As per final application dated xx, the borrower monthly income is $xx and monthly expenses are given in the amount of $xx. Hence the DTI ratio became xx, which is greater than xx."
* MI, FHA or MIC missing and required (Lvl x)     "Loan type is conventional and LTV is greater than xx. The MI certificate is required; however MI certificate is missing from loan file."
* Missing credit report (Lvl x)     "At the time origination credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at MD State. The required state disclosures are missing from the loan file.
x. Affidavit of Consideration.
x. Affidavit of Disbursement.
x. First Time Buyers Affidavit.
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
x. Mandatory Binding Arbitration Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
42116549	xx	632	Not Applicable	39.502%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$23,950.92	4.625%	$255.75	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the subject mortgage is currently with the, xx.
No active liens and judgment have been found on updated title report.
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. Lender has agreed to defer the amount of $xx from the unpaid principal balance. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter x case# xx on xx. Schedule D of voluntary petition dated xx  shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. Motion for Relief From Stay was filed on xx by the subject creditor.  Order on Motion for Relief from Stay was filed on xx which states that the Motion for Relief from the Automatic Stay filed by subject creditor is granted. Debtor was discharged on xx. Date was terminated on xx.
As per latest BPo report dated xx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter x case# xx on xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. Motion for Relief From Stay was filed on xx by the subject creditor. Order on Motion for Relief from Stay was filed on xx which states that the Motion for Relief from the Automatic Stay filed by subject creditor is granted. Debtor was discharged on xx. Date was terminated on xx.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is $xx. Lender has agreed to defer the amount of $xx from the unpaid principal balance. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower # xx
Field: Lender Paid MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by all the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7522273	xx	650	Not Applicable	51.875%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$45,111.18	4.000%	$439.92	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
x) There is a junior mortgage ( UCC ) in the favor of xx.
x) There is an active civil judgment against the borrower Anthony Hicks in the favor of xx.
The first and second installment county taxes of xxxx have been paid in the total amount of $xxxxx.xx. The county annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. The county annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.  No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxxxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. According to the amended plan dated xx, the debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx. Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx.
The loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
The reason for default as per servicing comment is Illness of the borrower family member.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. According to the amended plan dated xx, the debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx. Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx.

The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Credit Application Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy under chapter xx with the case #xx on xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx Months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debt is $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod is xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl x)     "The final application is missing from the loan file. However, values are considered from initial application dated xx."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia state. The following state disclosures are missing from the loan file.
x. Waiver of Borrowers Right sand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40021383	xx	528	552	16.907%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$159.57	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx.
The chain of assignment has not been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) One state tax lien found pending against the borrower xx.
x) One civil judgment found pending against the borrower xx.
Property Tax Status;
x) Annual combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower has been maxxpayments according to the modification agreement made on effective date of xx.	Collections Comments:Collection comments available from xx till xx shows that the borrower is maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower has been maxxpayments according to the modification agreement.
The loan was modified with an effective date of xx and a new principal balance of $xx to a step rate starting at xx % and a P&I payment of $xx beginning from xx with a new maturity date of xx.  The  rate is in x steps ending with xx %.
The foreclosure was not initiated in the loan.
The borrower x x Carl had filed bankruptcy under chapter xx with case# xx on xx. The plan was confirmed on xx. The plan was later discharged on xx and was fully terminated on xx.
The current status of loan is performing.
Latest available BPO report dated xx located at xx shows that the subject property is owner occupant and is in average condition with no visible damages or repairs.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case# xx on xx. The plan was confirmed on xx. The plan was later discharged on xx and was fully terminated on xx.
The creditor had filed POC on xx in the claim amount of $xx with arrearage in the amount of $xx.
Loan Modification agreement was made between borrower xx and lender xx.
The loan was modified with an effective date of xx and a new principal balance of $xx to a step rate starting at xx and a P&I payment of xx beginning from xx with a new maturity date of xx.  The  rate is in x steps ending with xx.
Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The debtor is filed the BK chapter xx on xx, which has terminated on xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step as per modification document.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-Close Total debts per xx is $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State and the AL state requires total x disclosure is missing from the loan file.

Choice of Insurer"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69322824	xx	581	Not Applicable	59.690%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx; however, it should be xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx. However, provided tape data shows that the next payment is due on xx/x/xxxx and the current UPB is $xx,xxx.xx. Payment history for x months (xx/x/xxxx to xx/xx/xxxx) is missing from the loan file.

Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of $xx that was applied for the due date of xx. The next payment is due on xx. The debtor xx had filed the bankruptcy under chapter xx with case# xx on xx. As per chapter xx plan dated xx, the debtor shall pay $xx in every two weeks. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx. The debtor was discharged on xx. The bankruptcy was terminated on xx. No evidence of foreclosure has been found. The reason for default of borrower is unemployment or decreased income. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case# xx on xx. As per chapter xx plan dated xx, the debtor shall pay $xx in every two weeks. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx. The debtor was discharged on xx. The bankruptcy was terminated on xx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Title Evidence	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Deferred principle (modification) per payment history is $xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note term is No. however the tape data shows Yes.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String reversed is xx however the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Post-Close total debts per xx is xx however the tape data shows $xx. Tape Source: Initial Tape Type:	3: Curable	* Missing Title evidence (Lvl 3) "Final title policy is missing from the loan file; however, Title commitment is available in the loan file (pg#xx)."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is fail. Loan data is $xx and comparison data is $xx. Hence, the variance is -$xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The required State disclosure is missing from the below list.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32696389	xx	619	612	49.164%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$483.63	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment is not completed.
No outstanding liens/judgments against borrower/property.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.

Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has not been delinquent. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Collection comment locators xx
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Latest BPO report dated xx locator xx shows that the subject property is owner occupied and is in good condition. No damages have been observed.
No information is available to understand the current status of foreclosure process.
Comment history is available from xx till xx. However, we require latest xx months comments history. Comments are missing from xx till xx.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-xx Case# xx on xx and the plan was confirmed on xx.
The debtor was discharged on xx and terminated on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition filed on xx shows that the amount of secured claim is $xx and unsecured portion is $xx.
Motion for relief from automatic stay was filed on xx.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is $xx. The maturity date is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Final application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under Chapter xx with case # xx on xx and plan was confirmed on xx.   Tape Source: Initial   Tape Type:
Field: Borrower # xx
Field: Lender Name   Loan Value: xx
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the modification stated terms xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the payment history string reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xxx   Comment: As per Final Application, the back debt is given in te amount of   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the modification document the maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the modification total term Including Mod. extention xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7619472	xx	592	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$457.16	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx. It should be with xx.
There is an civil judgment open against the borrower in the amount of $xx.
Annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
According to collection comments, the foreclosure was initiated in the loan by referring to attorney on xx. Foreclosure was put on hold due to loss mitigation. Comment dated xx states that foreclosure was closed. No further details have been found.
According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx on xx, in the secured claim amount $xx and an arrearage in the amount of $xx. Loan was modified through bankruptcy on xx. As per trustees final report dated xx , the subject creditor arrearage was paid in the amount of $xx. This case was discharged on xx and it was terminated on xx.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:-
No additional information was found in recent collection comments review.

Foreclosure Comments:According to collection comments, the foreclosure was initiated in the loan by referring to attorney on xx. Foreclosure was put on hold due to loss mitigation. Comment dated xx states that foreclosure was closed. No further details have been found.
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx on xx, in the secured claim amount $xx and an arrearage in the amount of $xx. Loan was modified through bankruptcy on xx. As per trustees final report dated xx , the subject creditor arrearage was paid in the amount of $xx. This case was discharged on xx and it was terminated on xx.	The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate xx and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx.	Affiliated Business Disclosure Credit Application Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application DateI,data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BankruptcyI,data provided is No however audit value is Yes   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in ForeclosureI,data provided is No however audit value is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: modification effective date is xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification Stated Term, Data provided is xx however Audit value is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String,data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post Close Total Debts per xx,data provided is $xx however audit value is $xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx E Washington Avenue   Tape Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity Date, Data provided is xx however Audit value is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod. Extensions,data provided is xx however audit value is xx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is the conventional type. The tape reflects, the MI certificate is required. However, the MI certificate is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file. Data is captured from initial application located at xx.
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53043152	xx	509	633	62.292%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$429.13	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the subject mortgage is currently with the, xx.
No active liens and judgment have been found on updated title report.
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for xx month. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx. The last payment was made by the borrower according to the note terms.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which will get changed periodically that began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter xx case# xx on xx. POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx.  Chapter xx Plan was filed on xx which states that the debtor shall make payments to the trustee $xx per month for xx months. Debtor will make payment of allowed amounts of the subject secured claim which is in the total amount of $xx through plan. Order of Confirm Chapter xx Plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed. Debtor was discharged on xx and case was terminated on xx.
As per latest BPO report dated xx, subject property is occupied by the owner and in average condition.

Update:-
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx on xx. POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx Plan was filed on xx which states that the debtor shall make payments to the trustee $xx per month for xx months. Debtor will make payment of allowed amounts of the subject secured claim which is in the total amount of $xx through plan. Order of Confirm Chapter xx Plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed. Debtor was discharged on xx and case was terminated on xx.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Missing Required State Disclosures	Field: Age of Loan Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes however tape data shows it is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: MI Company   Loan Value: Other   Tape Value: UGI   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Modification original P&I is $xx   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification original rate is xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is different from tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is different from tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-Close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx however tape data shows it is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extension is xxhowever tape data shows it is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed due to following reason;
x. TILA Finance Charge Test shows loan data $xx, Comparison data $xx and Variance -$xx.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xx.
x. TILA APR Test shows Loan Data xx Comparison Data xx and Variance -xx.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx (Lvl x)     "DTI is exceeded xx as total monthly income of borrower is $xx; Front end is $xx and back end is $xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "Missing required state disclosure."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12211624	xx	598	576	42.702%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$42,197.50	4.000%	$951.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior UCC Financing Statement available in the updated title report against xx.

The annual County taxes for xxxx-xxxx have been paid in full in the total amount of $x,xxx.xx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/x/xxxx. The last regular payment (P&I) has been made onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in delinquency for xx months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx.
The debtor xx had filed Bankruptcy under chapter-x on xx with the case# xx.
The Schedule-D in Voluntary petition shows that the unsecured amount which is not mentioned but the secured claim in the amount of xx and the value of collateral is xx. The debtor intended to retain the subject property and continue to make mortgage payments. The subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's Report of No Distribution" on xx. The debtor was discharged on xx and the case was terminated on xx.
The servicing comment dated xx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.
The exterior Property Inspection report is available in the loan file dated xx (Locator xx) which states that the subject property is in good condition and well maintained. No damages have been reported.
The co-borrower xx had deceased on xx and the Death Certificate is also available in the loan file (Locator xx) but the updated title report dated xx is still showing that the subject property is vested on both xx. No probate or Will found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-x on xx with the case# xx.
The Schedule-D in Voluntary petition shows that the unsecured amount which is not mentioned but the secured claim in the amount of xx and the value of collateral is xx. The debtor intended to retain the subject property and continue to make mortgage payments. The subject property was claimed as exempt.
The Trustee had filed "Chapter x Trustee's Report of No Distribution" on xx. The debtor was discharged on xx and the case was terminated on xx.	The loan was modified on xx with new principal balance of $xx out of which $xx has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy, data provided is No however audit value is Yes.   Tape Source: Initial   Tape Type:
Field: Borrower # xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: Deferred Principal(Modification) per payment history ,data provided is $xx however audit value is $xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term,data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed, xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed, xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close Total Debts per xx,data provided is $xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term Including Mod. Extensions,,data provided is xx however audit value is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by both the borrowers."
* Settlement date is different from note date (Lvl 3) "The Settlement date has been mentioned in the final HUD-1 as xx wherein the original Note date is xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE risk indicator is "Moderate" due to following factors:

x. This loan failed the TILA finance charge test as the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL   Charged: $xx    Allowed: $xx    Variance: -$xx

x. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL   Charged: $xx    Allowed: $xx    Variance: -$xx"
* ComplianceEase TILA Test Failed (Lvl x)     "x. This loan failed the TILA finance charge test as the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xx.

TILA Finance Charge Test: FAIL   Charged: $xx    Allowed: $xx    Variance: -$xx

x. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL   Charged: $xx    Allowed: $xx    Variance: -$xx"
																									* Missing Required Disclosures (Lvl x) "List of Service Providers disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35308399	xx	515	563	42.118%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$679.40	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to xx
Active junior or senior judgments/liens/mortgages:

x. There is an active junior State Tax Lien available in the updated title report against xx.

x. There is an active junior Civil Judgment available in the updated title report against xx.

x.  There is an active junior Civil Judgment available in the updated title report against xx.

The annual combined taxes for xxxx have been paid in full in the amount of $x,xxx.xx  on xx/xx/xxxx.

The annual City taxes for xxxx have been paid in full in the amount of $xxx.xx  on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as ofxx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/x/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The last payment has been made according to the loan modification agreement which was made on xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for xx months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx for the due date of xx. The UPB as of the date is in the amount of $xx. The last payment has been made according to the loan modification agreement which was made on xx.
The debtor xx had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's Amended chapte-xx plan which was filed on xx, the debtor shall surrender the subject property to the subject creditor, xx  and the plan was confirmed on xx.

Update:-
As per the comment dated xx, the servicer provided a loan modified with UPB of $xx. As per the modified terms, the modified P&I is $xx with an interest rate of xx. The first payment is due on xx and the new maturity date is xx.
As per the comment dated xx, the borrower was on xx, which began from xx to xx with a monthly amount of $xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: x
The debtor xx had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx.
The POC was filed on xx with the secured claim of $xx with an arrearage of $xx.
According to the debtor's Amended chapte-xx plan which was filed on xx, the debtor shall surrender the subject property to the subject creditor, xx and the plan was confirmed on xx.	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx.	Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date (baseline script version) is xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-close total debts per xx is xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
																					Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extensions is xx. Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file and the provided tape is also showing that it's required for this loan."	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56984129	xx	507	Not Applicable	59.836%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$31,776.04	4.625%	$522.59	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject property originated xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with  xx
There are liens and judgments these are as follows:
x) There is an IRS lien open against borrower in the favor of xx.
x) There are three hospital liens open against borrower in the favor of xx.
x) There is a civil judgment open against borrower in the favor of xx.
x) There is a civil judgment open against borrower in the favor of xx.
x) There is a civil judgment open against borrower in the favor of xx.
x) There are two civil judgments open against borrower in the favor of xx.
x) There is a civil judgment open against borrower in the favor of xx.
x) There is a civil judgment open against borrower in the favor of xx.
x) There is a hospital lien open against borrower in the favor of xx.
Tax Status:
First and second county taxes of xxxx have been paid in the total amount of $xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx. The delinquency has been done for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx reveals that the borrower has been the delinquent from xx. The delinquency has been done for x month. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx and modification deferred balance remained in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
According to the PACER, xx (borrower) had filed bankruptcy under chapter-x with the case# xx on xx. This case was discharged on xx and it was terminated on xx.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:-
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-x with the case# xx on xx. This case was discharged on xx and it was terminated on xx.	The loan modification agreement was made between borrower and xx on xx with the new modified unpaid principal balance is $xx. From UPB, the principal balance was deferred in the amount of $xx. The interest bearing amount was $xx with interest rate xx and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx.	Missing Required Disclosures	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Updated per xx   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated per PACER   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Udpated per modification   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Udpated per pay history   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Updated per xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Udpated per modification   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Udpated per modification Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per final HUD-x, settlement date is xx. Which is different than Note date xx and ROR transaction date xx."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date is xx. Which is different than Note date xx and ROR transaction date xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58756497	xx	627	646	35.260%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$43,225.31	4.000%	$509.08	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment is incomplete; currently assignment is with xx.
There are two Junior mortgages on the subject property first one is in the amount of $xx.
 Second one is in the amount of $xx.
Property Tax Status:
x)  The City Jurisdiction taxes of the x installment have been paid off in the amount of $xxx.xx for the due date xx/xx/xxxx for the tax year xxxx.
x)  The City Jurisdiction taxes of the x installment  have been paid off in the amount of $x,xxx.xx for the due datexx/xx/xxxx for the tax year xxxx.
x)  The City Jurisdiction taxes of the annual installment are exempted in the amount of $x.xx for the tax year xxxx.
The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.	Collections Comments:Collection comment locater:
xx
According to the BPO report (xx.xx xx) dated xx subject property is occupied by owner and no visible damages/repairs have been found.  Review of collection comment does not reflect about damages/repairs.
The payment history dated xx shows payment is next due on xx. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx, deferred amount is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I $xx.
Bankruptcy was filed by xx under the chapter x case# xx date xx. Schedule D of voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remained as $xx. The subject creditor xx filed the POC on xx with secured claim amount of $xx and arrearage is $xx. Chapter xx plan entered on xx shows that the debtor shall pay the payment $xx bi-weekly for xx months. This plan was confirmed on xx. Chapter converted xx to x. Bankruptcy case was discharged on xx and was terminated on xx.
No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter x case# xx date xx. Schedule D of voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remained as $xx. The subject creditor xx filed the POC on xx with secured claim amount of $xx and arrearage is $xx. Chapter xx plan entered on xx shows that the debtor shall pay the payment $xx bi-weekly for xx months. This plan was confirmed on xx. Chapter converted xx to xx. Bankruptcy case was discharged on xx and was terminated on xx.	The loan modification agreement was made between xx and lender ‘xx’ (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx, deferred amount is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.	Missing Required State Disclosures	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Bankruptcy post loan origination is Yes.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: Current Bankruptcy status is discharged as per the PACER.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The modification terms are xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The post close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total terms including modification extensions are xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is moderate due to,
x. TILA Finance Charge Test: Loan Data: $xx,  Comparison Data: $xx and  Variance: -$xx.
x. TILA Foreclosure Rescission Finance Charge Test:  Loan Data: $xx,  Comparison Data: $xx and  Variance: -$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA test failed due to,
x. This loan failed the TILA finance charge test: The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
x. This loan failed the TILA foreclosure rescission finance charge test: The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "Choice of Insurance Agent disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63476164	xx	589	Not Applicable	59.158%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$116,242.21	2.000%	$509.66	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the subject mortgage is currently with the, xx.
There is an active Muni/City/Code Lien against the subject property in the amount of $xx.
There is an active state tax lien against the borrower in the amount of $xx.
x installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for +x month. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for xx month. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which will get changed periodically that began on xx. The new principal balance is $xx. Lender has agreed to defer the amount of $xx from the unpaid principal balance. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter x case# xx on xx.
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. Motion for Relief from Stay was filed on xx by the subject creditor and Order on Motion for Relief from Stay was filed on xx which states that the Motion for Relief from Stay is granted. Debtor was discharged on xx and case was terminated on xx.
As per latest BPO report dated xx, subject property is occupied by the owner and in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter x case# xx on xx.
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. Motion for Relief from Stay was filed on xx by the subject creditor and Order on Motion for Relief from Stay was filed on xx which states that the Motion for Relief from Stay is granted. Debtor was discharged on xx and case was terminated on xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx. The new principal balance is $xx. Lender has agreed to defer the amount of $xx from the unpaid principal balance. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44508840	xx	702	Not Applicable	47.816%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$80,492.38	4.000%	$784.95	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment has not been completed. The last assignment is from xx.
Active liens and judgments:
There is one civil judgment against the borrower xx.
There is another civil judgment against the borrower xx.
There is another one civil judgment against the borrower xx.
There is HOA lien against the property which was recorded onxx.
There is x HOA lien against the property which was recorded on xx.
There is one IRS lien against the borrower xx
Combined annual taxes of xxxx are paid in the amount of $x,xxx.xx.
Combined annual taxes of xxxx are paid in the amount of $x,xxx.xx.	According to the payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments: According to the payment history as of xx, the borrower is current with the loan. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx.
As per comment the reason for default is unemployment decreased of income and the occupancy is owner occupied. As per BPO report dated xx which is located at xx no damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed for bankruptcy under chapter-xx with the case# xx on xx. Plan confirmed on xx. Debtor discharged on xx. The POC was filed on xx.The POC amount of claim is $xx and the amount of arrearage is $xx. The schedule D of Voluntary Petition Amount Of Claim Without Deducting Value Of Collateral is $ xx and value of property is $xx. However unsecured portion is $xx. As per amended chapter xx plan the Debtor(s) shall pay to the Trustee the sum of $ xx for the applicable commitment period of xx months. There is no comment indicating for cramdown.	According to the modification, the loan was modified on xx between the borrower’s xx and Lender is xx. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. The interest bearing amount is $xx and the deferred balance is $xx. This loan was modified only once since origination.
Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The application date is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The modification stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: The post close total debts per xx is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The total term including mod extentions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. However following disclosures are missing from the loan file.
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18442323	xx	600	Not Applicable	63.137%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$672.66	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
Open senior mortgage in the amount of $xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx to x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. Borrower xx had filed bankruptcy under the chapter-xx case# xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx.
Review of the payment history available from xx to xx. The last payment was received in the amount of $xx which was applied to due date of xx and the next due date is xx Current UPB reflects in the provided payment history is in the amount of $xx.
According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed bankruptcy under the chapter-xx case# xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. POC was filed by the subject creditor on xx with secured claim amount of $xx and arrerage in the amount of $xx.	The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from xx and borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in xx steps ending at xx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: BK filing date is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Lender paid MI is Unavailable, tape shows no   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: MI Company   Loan Value: Unavailable   Tape Value: MGIC   Variance:    Variance %:    Comment: MI company is Unavailable, tape shows MGIC   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: Original appraised value is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post close total debt per xx is $xx, tape shows $xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod extension is xx, tape shows xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional and LTV is 100%. Hence, the required MI certificate is missing from the loan file."	* Missing Required State Disclosures (Lvl x) "The subject property is located in xx state. The following required State disclosures are missing from loan files:
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6770713	xx	Unavailable	Not Applicable	79.731%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,124.94	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.

There is one junior civil judgment against the borrower in the favor of xx. However, the amount is not mentioned in the supporting document.
Combined annual taxes for the year of xxxx/xxxx have been paid in the amount of $x,xxx.xx.
No, any prior year delinquent taxes have been found.
According to the review of payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx. The borrower had made the last payment as per the modification agreement which was executed on xx.	Collections Comments:As per the servicing comment as of xx, the loan is currently performing and next due date is xx. The last payment was received on xx in the amount of $xx with the interest rate of xx. The new UPB is reflected in the amount of $xx. The borrower had made the last payment as per the modification agreement which was executed on xx.
As per the latest BPO report dated xx, the subject property is owner occupied with the average condition. No damage or repairs have been found.
The borrower’s intention is to keep the property.
The comment history located at xx.

Update:
No additional information has been found in the recent collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-x with the case# xx on xx. The debtor was discharged on xx and was terminated on xx.	This loan modification agreement was made between the borrower xx and the lender xx on xx. As per modified terms, the new UPB is $xx. The borrower promises to pay is in the amount of $xx with an interest rate of xx beginning from xx till maturity date is xx. The loan was previously modified on xxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER documents BK was filed in the year of xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the modification agreement Mod stated term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The payment reflects in the Payment History String Reversed as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per the application post-close total debts are xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the note stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including Mod. extensions months are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "As per the final application, the total monthly income is $xx and total monthly expenses are $xx. However, the DTI exceeds xx."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47005130	xx	Unavailable	Not Applicable	31.803%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,922.59	4.625%	$678.37	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
x) There is a junior mortgage in the favor of xx.
The first and second installment county taxes of xxxx have been paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The loan modification agreement was made between the borrower xx on xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.
The borrower had filed bankruptcy under chapter xx with the case xx on xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx. Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The BPO report dated xx shows that the subject property is owner-occupied with the average condition. No damage and repairs have been found.

Update:-
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx on xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx. Did not see any comments reflecting cram down. The case was discharged on xx and was terminated on xx.

The loan modification agreement was made between the borrower xx and lender xx on xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Debtor has filed the BK chapter x filed on xx and terminated on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Moodiication stated term xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Pst-close total debts per xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod. extensions xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following disclosures are missing from the loan file.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Balloon Payment
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29348353	xx	Unavailable	Not Applicable	46.361%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$51,403.83	2.000%	$561.02	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
 The chain of assignment has not been completed. Currently, the mortgage assignment is with xx.
 There is a civil judgment against the borrower in the amount of $xx.
x and x installment taxes have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for the due date x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The current status of the loan is in performing and the next payment is due for xx. The last payment was received in the amount of $xx which was applied for the due date xx. As per the review of the PACER report, the borrower xx had filed bankruptcy on xx under chapter-x with case xx. , The debtor was discharged on xx and was the case was terminated on xx.
No evidence of post-closing foreclosure has been found. The reason for default is the illness of the family member. The loan was modified once since origination. The borrower intends to keep the property. The property is owner-occupied. No repairs and damages have been found.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx, and x x had filed bankruptcy on xx under chapter-x with case xx. , The debtor was discharged on xx and was the case was terminated on xx.	The step loan was modified on xx with the lender xx and the lender xx.
The UPB is $xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from xx. The maturity is xx. There is a deferred balance of amount $xx and the interest bearing amount is $xx.

Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: MOD stated term is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: Original appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post close total debt. is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The term including mod extensions is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file,"
																									* Settlement date is different from note date (Lvl x) "The note is dated xx. However, the settlement statement is dated xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47369518	xx	560	Not Applicable	65.240%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$54,699.83	2.000%	$425.32	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx. The Chain of the assignment has not been completed. It is missing from xx.
There is a state tax lien which is in the amount of $xx.
Annual taxes for the year of xxxx have been paid on xx/x/xxxx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently performing and the next due date for payment is
x/x/xxxx.  The last payment was received date isxx/xx/xxxx and it is in the amount of $xxx.xx.The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The loan is currently active in Bankruptcy and the next due date for payment is xx.
The reason for default from the servicing comments is unable to be determined. No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Update:
As per comment dated xx, the FC was cancelled due to reinstatement. As per comment dated xx, the reinstatement amount was received in the amount of $xx on xx to bring loan current.

Foreclosure Comments:As per review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx. The complaint was filed on xx. The last status of foreclosure is unknown. However, the foreclosure was put on hold as borrower had filed bankruptcy under chapter xx on xx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. The debtor shall pay the trustee in the amount of $xx for xx months in the total amount of $xx. The POC was filed on xx in the amount of $xx and the amount of arrearage is $xx.
The borrower has not filed POC within xx days from the bankruptcy filing.
This Step modification agreement was signed between the borrower xx and the lender xx dated xx. The Unpaid principal Balance is $xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity date is xx. The interest-bearing amount is $xx.The deferred balance is $xx. The loan has been modified only once since origination. This modification does not contain any balloon provision.

Missing Required State Disclosures Right of Rescission	Field: Application Date (Baseline script version) Loan Value: xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: There is step modification.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: There are xx terms.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per payment history reversed string is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: As per application total debts are xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per mod maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: There are xx terms. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data $xx Comparison data $xx Variance -$xx.

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data $xx Comparison data $xx Variance -$xx."
* DTI > xx (Lvl x)     "As per xxxx dated xx, the total monthly income is in the amount of $xx and the total monthly expenses is in the amount of $xx hence, DTI  is exceeding xx."
* Incorrect Property address on Note Document. (Lvl x)     "As per updated title report, note and mortgage the property address is "xx". However, the appraisal report shows property address as "xx""
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx state. The Choice of Insurance Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24060023	xx	Unavailable	Not Applicable	75.417%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$71,813.14	4.000%	$1,738.44	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment is incomplete.  There is gap between xx. Currently assignment is with xx. The last assignment should be with xx.
There are two HOA liens open against the subject property in the total amount of $xx.
There is credit card judgment against the borrower in amount of $xx’.
The combined annual taxes for the year of xxxx have been paid off in amount of $x,xxx.xx.

The payment history datedxx/xx/xxxx shows payment is next due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
Collections Comments:Collection comment locater:
xx
According to the BPO report xx dated xx subject property is occupied by owner and no visible damages/repairs have been found.
The comment dated xx shows that the reason for default is illness of borrower. The comment dated xx shows that the borrower is not delinquent as of xx.

Review of collection comment does not reflect about damages/repairs.
No evidences have been found regarding foreclosure filing.

The payment history dated xx shows payment is next due on xx. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
The loan modification agreement was made between xx) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx; deferred amount is $xx and interest bearing amount $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I $xx.
Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remained as $xx. The deadline for filing the POC was set for xx and the subject creditorxx’ filed the POC on xx (Under Deadline date) with secured claim amount of $xx and arrearage is $xx. Amended chapter plan entered on xx and debtor shall pay the total sum $xx for xx months. This plan was confirmed on xx. Bankruptcy case was discharged on xx and was terminated on xx.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remained as $xx. The deadline for filing the POC was set for xx and the subject creditor xx filed the POC on xx (Under Deadline date) with secured claim amount of $xx and arrearage is $xx. Amended chapter plan entered on xx and debtor shall pay the total sum $xx for xx months. This plan was confirmed on xx. Bankruptcy case was discharged on xx and was terminated on xx.	The loan modification agreement was made between xx and xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx; deferred amount is $xx and interest bearing amount $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I $xx.	Affiliated Business Disclosure Credit Report Missing Required Disclosures	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to review application date is xx.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK yes.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: According to review modification stated term is xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: According to review PH string is xx in reversed form.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xxx   Comment: According to review post close debts per final xx is $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: According to review state maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: According to review total term including mod extensions is xx months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "As per final application dated xx, the borrower monthly income is $xx and monthly expenses are given in the amount of $xx. Hence the DTI ratio became xx, which is greater than xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "In the subject mortgage required disclosures is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from loan file"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84151435	xx	557	Not Applicable	32.676%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,249.30	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx.
There are x junior mortgages in the favor of xx.
No active judgments and liens have been found.
x and x Installment combined taxes for the year of xxxx-xx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx which was applied for x/x/xxxx in the amount of $x,xxx.xx. The UPB is $xxx,xxx.xx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx.	Collections Comments:
The loan is currently in active bankruptcy and the next payment is due for xx. The last payment was received on xx which was applied for xx in the amount of $xx. The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The plan was confirmed on xx. No evidence of post-closing foreclosure has been found. The RFD is unable to be determined. The loan was modified once since origination. As per the BPO report dated xx which is located at xx, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The plan was confirmed on xx. The POC was filed on xx with its secured amount as $xx and the arrearage amount as $xx. As per the order confirming plan filed on xx, the debtor shall pay the trustee in the amount of $xx for x month and $xx for xx months.
This loan modification agreement was made between borrower xx and lender xx on dated xx. The UPB is $xx.
The borrower promises to pay P&I in the amount of $xx with the modified interest rate of xx, beginning from xx. The maturity is xx.
Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: This loan modification agreement was made between borrower xx on dated xx. The UPB is $xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post close total debt per xx is xx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Description   Loan Value: xx
Field: Property Address Street   Loan Value: xx
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The borrower is getting cash back more than xx, so, the purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The followings disclosures are missing from the loan file,

x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The loan was originated on xx and the settlement statement is dated xx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23818897	xx	639	Not Applicable	72.114%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$67,740.71	4.000%	$1,023.59	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortgage was originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx.
There is a senior mortgage open against the subject property in favor of xx. The satisfaction toward this senior mortgage is attached with updated title report xx. The satisfaction document shows lender name is xx, but the recording reference is match with the above said senior mortgage.
No active judgments or liens have been found.
First combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
Second combined taxes of xxxx are due onxx/xx/xxxx in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
As per seller tape data as ofxx/xx/xxxx, the payment next due date is x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as of xx reveals that the borrower is maxxpayment regularly. The payment next due date is xx. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx and modification deferred balance remained in the amount of $xx. The last payment was made by borrower as per the loan modification agreement which was made on xx.
According to the PACER, xx (borrower) had filed bankruptcy under chapter-x with the case# xx on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. Reaffirmation Agreement was filed on xx. This case was discharged on xx and it was terminated on xx.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report dated xx, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-x with the case# xx on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. Reaffirmation Agreement was filed on xx. This case was discharged on xx and it was terminated on xx.	The loan modification agreement was made between borrower and xx on xx with the new modified unpaid principal balance is $xx. From UPB, the principal balance was deferred in the amount of $xx. The interest bearing amount was $xx with interest rate xx and the modified P&I was $xx. The first modified payment due date was xx and the maturity date will be xx.	Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy discharged in xx.   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: total debts xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement.   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total term including mod extensions are xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. Loan data is $xx, comparison data is $xx and variance is -$xx.
This loan failed the TILA foreclosure rescission finance charge test. Loan data is $xx, comparison data is $xx and variance is -$xx."
* DTI > xx (Lvl x)     "As per final application, borrower income is $xx and total expanse are $xx. Hence DTI exceeding xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing is from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing is from the loan file."
* Missing Required State Disclosures (Lvl x)     "Property is located in NY state. Following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre application
Co-Signer Notice Requirements
Commitment Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing is from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51854766	xx	603	Not Applicable	29.054%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$260.04	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed as the subject mortgage assignment is with xx.
There is one junior mortgage in the amount of $xx.
There is one credit card judgment in the amount of $xx.
The annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is in delinquency for x months. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:comments doc locator-
xx.

The loan is in delinquency for xx months. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of $xx.
The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of $xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx %.

Borrower had filed bankruptcy under chapter-xx  with the case# xx on xx and the plan was confirmed on xx. POC was filed by xx,on xx with the secured claim amount of $xx and an arrearage in the amount of $xx. As per plan dated xx the debtor shall pay arrearage total in the amount of $xx with monthly payment of $xx. Notice of MFR was filed on xx and the order on this motion was entered on xx which states that the motion is denied to the extent it seeks the termination of the automatic stay, but to the limited extent that the automatic stay is modified to give effect to the term as follow.
The debtor shall pay the sum of $xx to the creditor in sufficient time to be received on xx with expectation that the payment will be received in timely manner. The creditor may file the claim for post petition arrearage which exist through the end of xx in the amount of $xx.
No comments found regarding the foreclosure proceedings.
As per latest BPO report dated xx the subject property is owner occupied and no visible damages were reported.
As per updated title report dated xx the borrower xx on xx, but the death certificate is not available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx  with the case# xx on xx and the plan was confirmed on xx. POC was filed by xx,on xx with the secured claim amount of $xx and an arrearage in the amount of $xx. As per plan dated xx the debtor shall pay arrearage total in the amount of $xx with monthly payment of $xx. Notice of MFR was filed on xx and the order on this motion was entered on xx which states that the motion is denied to the extent it seeks the termination of the automatic stay, but to the limited extent that the automatic stay is modified to give effect to the term as follow.
The debtor shall pay the sum of $xx to the creditor in sufficient time to be received on xx with expectation that the payment will be received in timely manner. The creditor may file the claim for post petition arrearage which exist through the end of xx in the amount of $xx.	The loan was modified with an effective date of xx and according to the mod the new principal balance is $xx with a step modification and the rate started from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx.	Missing Required State Disclosures	Field: Age of Loan Loan Value: xx
Field: Application Date (Baseline script version)   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Application Date, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: the available mod is step amortized.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Mod Step x rate, Data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Modification stated term , data provided is xx however audit value is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string,, data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History string reversed , data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per xx   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Post-Close Total Debts Per xx , data provided is $xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity Date , data provided is xx however audit value is xx   Tape Source: Initial   Tape Type:
Field: Total Term Including Mod. Extensions Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Total Term Including Mod.Extensions, data provided is xx however audit value is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in WI State and the required disclosures are missing from the loan file as follow.
Choice of Insurance Disclosure
Co-Signer Notice
																									Tattle Tale Notice under the Marital Property Act"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37213492	xx	653	653	38.121%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$17,687.91	4.000%	$1,357.30	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.

The chain of the assignment has not been completed. The latest assignment is xx.

There are xx civil judgments active in the favor of different plaintiff in the total amount of $xx recorded on different dates.

County x installment of tax for the year of xxxx has been paid in the amount of $xxxx.xx on x/x/xxxx.
County x installment of tax for the year of xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.

No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx. The reason for default is decreased income and loss of job. The subject property has been occupied by the owner. No comments have been found for damages or repairs. According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx. The chapter xx plan was confirmed on xx. The debtor shall pay to the trustee $xx for xx months. No comments have been found for foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx. The schedule D of Voluntary Petition does not show any unsecured debt. The chapter xx plan was confirmed on xx. The debtor shall pay to the trustee $xx for xx months.	According to the modification, the loan was modified on xx in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xx with interest rate starting at xx and borrower promises to pay P&I in the amount of $xx beginning on xx. The maturity date reflects per modification is xx.	Affiliated Business Disclosure	Field: Currently in Foreclosure? Loan Value: No
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Data retrieved from the payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84720551	xx	560	Not Applicable	19.219%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$67,657.21	4.000%	$1,520.23	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment of mortgage is xx.
There is a Hospital lien against borrower xx.
The x and x installment combined taxes of xxxx have been paid in the total amount of $x,xxx.x.
The x and xth installments utility taxes of xxxx have been delinquent in the amount of $xxx.xx and in the amount of $xxx.xx which were due on x/x/xxxx and on xx/x/xxxx and good through till x/x/xxxx and xx/x/xxxx respectively.
The x and x installments utility taxes of xxxx have been delinquent in the amount of $xxx.xx and in the amount of $xxx.xx which were due onxx/xx/xxxx and onxx/xx/xxxx and good through till xx/x/xxxx andxx/xx/xxxx respectively.

Review of the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx, which was applied on xx/x/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx, the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx, which was applied on xx. The current UPB reflected in the payment history is $xx.

Reason for default is an illness of the borrower/family.

According to the servicing comment dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per foreclosure invoice, the foreclosure was initiated in xx and the file was referred to an attorney on xx. The complaint was filed on xx. However, it was put on hold as the borrower had filed the bankruptcy on xx. The loan is currently in bankruptcy.
Bankruptcy Comments:As per PACER report, the borrower xx had filed bankruptcy under Chapter xx with the case# xx on xx.
The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and the amount of arrearage was $xx. As per order confirming Chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for x months, then $xx monthly for xx months. Motion for relief of Stay was requested on xx.	The loan modification which was made on xx between the borrower xx and the lender xx.
According to the modified terms, the new principal balance is in the amount of $xx. The borrower promises to pay $xx with the rate of interest starting with xx beginning from xx. The new maturity date is xx. The interest bearing is in the amount of $xx. There is a deferred balance in the amount of $xx.
The prior modification was done on xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: UPB as per PH is $xx excluding deferred. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees Test: FAIL Loan Data : $xx Comparison data : $x.xx Variance : +$xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL  Loan Data : $xx  Comparison data : $x.xx  Variance : +$xx.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.      NJ Application Disclosure
x.      Delivery Fee Authorization
x.      NJ Attorney Disclosure
x.      Unacceptability of Insurance Notice
x.      Attorney Disclosure II
x.      Tax Bill Information
x.      Private Well Testing
x.      Lock-In Agreement
x.      Commitment Disclosures
xx.  Choice of Insurer Disclosure
xx.  Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69259298	xx	736	644	77.477%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$52,610.00	2.000%	$509.05	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment is not completed currently.
No outstanding liens/judgments against borrower/property.
x. There is junior mortgage in the amount of $xx.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from xx/x/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Borrower is currently xx months behind his scheduled payments.

Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the case# xx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case# xx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments: xx had filed bankruptcy under Chapter-xx Case#x-xx on xx and the date of kast filing was on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
Debtor (borrower) will pay to xx. Trustee the sum of $xx for xx months.
Voluntary petition filed on xx shows that the amount of secured claim is $xx and unsecured portion is $xx.
Motion for relief from automatic stay was filed on xx.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is $xx. The maturity date is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Modification First Payment Date Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "DTI is xx is greater than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Fee Disclosure
Loan Application Notice
Servicer Disclosure
Notice of Change of Terms For Open-End Consumer Credit Contract
Disclosure of Debtor’s Waiver of Class Action"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-x, the settlement date is xx which is different from note date xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33336635	xx	625	Not Applicable	37.503%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$293.24	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignment is incomplete. Currently assignment is with xx. The last assignment should be with xx.

The combined annual taxes for the year of xxxx have been paid off in amount is $xxx.xx and due amount is $xxx.xx.
No delinquent taxes have been found.
No active lines and judgments have been found.

The Payment History datedxx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.
Collections Comments:No damages/repairs have been found. Borrower's intention is to keep the property. Currently borrower is delinquent. No evidences have been found regarding foreclosure filing.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.

Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The subject creditor xx. was filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Chapter xx plan entered on xx debtor shall pay the payment $xx for xx month, $xx per month for xx months then $xx for xx month. Plan was confirmed on xx. Currently loan is in active BK filing.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The subject creditor ‘xx.’ was filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Chapter xx plan entered on xx debtor shall pay the payment $xx for x month, $xx per month for xx months then $xx for x month. Plan was confirmed on xx. The case was dismissed on xx.	The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified payment has begun xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.

Previously, loan was modified on xx.
Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: No
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test. (xx HEA xxxx, Ind. Code § xx-x.x-x-xxx, Ind. Code § xx.x.x-x-xxx)
xx House Enrolled Act xxxx requires the xx Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and xx Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is moderate due to,
TILA Finance Charge Test:Loan Data: $xx, Comparison Data:$xx and  Variance: -$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test Failed due to,
x. IN License Validation Test:
x. This loan failed the TILA finance charge test: The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State; however, required state disclosures are missing from loan file.
Federal Consumer Credit Protection Act Disclosure
																									Insurance Freedom of Choice Disclosure"		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97768065	xx	687	Not Applicable	31.267%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$895.96	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows subject mortgage was originated on xx.

The chain of assignment has not been completed. The latest assignment is with xx. The current assignment should be with xx.

No active liens and judgments have been found.

County Annual taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior year taxes found.	According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for x months. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx. The reason for default is decreased income and jobless. The subject property has been occupied by the owner. No comments have been found for damages or repairs. The borrower had filed bankruptcy under chapter-xx with the case# xx on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case# xx on xx. The POC filed on xx amount of the secured claim amount $xx and an arrearage in the amount of $xx. The chapter xx plan was confirmed on xx. According to the chapter xx plan dated on xx, the debtor shall pay to trustee $xx for x months and $xx for xx months. The schedule D of voluntary petition does not shows any unsecured debt.

The loan has been modified twice since origination. As per the loan modification which was made on xx between the borrower xx and lender xx. According to the modified terms, the new principal balance is in the amount of $xx. The borrower promises to pay xx with the rate of interest starting with xx beginning from xx. The new maturity date is xx. The interest bearing is in the amount of $xx. There is no deferred balance. There is no principal forgiven.	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Currently in Foreclosure? Loan Value: No
Field: Modification First Payment Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Modification first payment dae is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL; Loan Data:  $xx; Comparison Data:  $xx; Variance: -$xx.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data : $xx; Comparison Data:  $xx; Variance: -$xx.

TILA APR Test: Result: FAIL; Loan Data:  xx; Comparison Data:  xx; Variance xx.

This loan failed the TILA finance charge test.The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA APR test."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Good Faith Estimate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial Truth in Lending disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in UT State. The following state disclosures are missing in the loan files.

Fee Disclosure
Loan Application Notice
Servicer Disclosure
Notice of Change of Terms For Open-End Consumer Credit Contract
Disclosure of Debtor’s Waiver of Class Action"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45890089	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,294.63	4.000%	$550.32	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is from xx.
No active judgments or liens have been found.
x installment combined taxes for the year of xxxx have been paid in the amount $x,xxx.xx.
x installment taxes for the year of xxxx have been paid in the amount $x,xxx.xx.
No prior year delinquent taxes have been found.
As per the review of payment history, the borrower has been delinquent for xx months and next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is reflected in the latest payment history in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The UPB is reflected in the latest payment history in the amount of $xx.
The reason for default is unable to be determined.
As per the servicing comments, the subject property is owner-occupied.. No damages or repairs have been found.

Update:
As per collection comment dated xx, the post-petition due date is xx and POC arrearage is paid in full.
Foreclosure Comments:As per the foreclosure invoice document located at xx, the foreclosure was referred to attorney on xx.The notice of lis pendens was filed on xx.However the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed for bankruptcy under chapter-xx with the case# xx on xx. The POC was filed on xx with the secured claim is $xx and the amount of arrearage is $xx. As per the chapter xx plan filed on xx, the debtor shall pay the trustee the amount of $xx per month for xx months. The plan was confirmed on xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx.The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I in the amount of xx, beginning from xx. The maturity is xx. The interest bearing amount is $xx and the amount of deferred balance is $xx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Modification First Payment Date Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per the payment history, the current UPB is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. Neither estimated HUD nor itemization is available in the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33301312	xx	721	Not Applicable	19.307%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$61,926.00	2.000%	$437.56	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment is incomplete. The assignment was transferred from xx. The last assignment should be with the xx.
The combined annual taxes for the year xxxx-xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

The Payment History datedxx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.
Collections Comments:According to collection comment shows that subject property is occupied by
Owner and no visible damages/repairs have been found. The comment dated xx shows that reason for default is unemployment of borrower.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.

Review of collection comment and loan file states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. The Notice of Trustee’s sale document (xx ) shows that foreclosure sale was scheduled for xx. Sale got canceled due to BK case# xx was entered under chapter xx on xx. No further information is available about foreclosure filing.

Foreclosure Comments:Review of collection comment and loan file states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx. The Notice of Trustee’s sale document (xx ) shows that foreclosure sale was scheduled for xx. Sale got canceled due to BK case# xx was entered under chapter xx on xx. No further information is available about foreclosure filing.

Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor xx filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Amended chapter plan xx was entered on xx shows that the debtor shall pay the payment in amount of $xx per month for xx months. Plan has not been confirmed yet. Currently loan is in active bankruptcy.
The loan modification agreement was made between xx (borrowers) and xx (Lender) effective date is xx.  The first modified payment has started on xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx, deferred amount is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.

The Loan was modified into x steps.
x) Period: xx, Rate: xx, P&I: xx, Date: xx.
x) Period: xx, Rate: xx, P&I: xx, Date: xx.
x) Period: xx, Rate: xx, P&I: xx, Date: xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Modification in the file has the first payment date as xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not hand dated by the borrower."	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The Loan was originated on xx and settled on xx, Hence the settlement date is different from note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36160933	xx	611	594	74.814%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$62,720.61	4.125%	$1,212.88	xx/xx/xxxx	Financial Hardship	Title reflects a second mortgage for which there is no associated documentation in the file. Second Mortgage Lender in the name of individuals, term of the second mortgage are unknown; further investigation recommended.	As per the review of payment history as of xx/xx/xxxx the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The borrower is currently delinquent for xx months and next due date is xx. The UPB reflected in the payment history is in the amount of $xx.
The reason for default is unable to be determined.
The loan has been modified, the modification agreement was made between Borrower xx and Servicer xx on xx.
The foreclosure details have not been found in collection comments and documents.
The borrower xx had filed bankruptcy under chapter xx with the case xx on xx. The plan was confirmed on xx.
As per comment dated xx, the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case xx on xx. The plan was confirmed on xx. The date of last filing is xx. The POC was filed by xx on xx with the secured claim amount of $xx and the arrearage is $xx. As per the schedule-D of voluntary petition dated xx, the value of collateral is $xx and the amount of claim is $xx. Hence, the unsecured portion is $xx. As per chapter xx plan dated xx, the debtor shall pay the trustee $xx per month for x months and $xx for x month and $xx per month for xx months. As per the Notification of Permanent Loan Modification dated xx, the loan was modified on xx.	This modification agreement was made between Borrower xx and xx on xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is $xx. Borrower promises to pay $xx monthly with a modified interest rate xx beginning from xx with a maturity date xx. The interest bearing amount is $xx. There is a deferred balance in the amount of $xx.
The loan was previously modified on xx.

Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per the Rider. The subject proeprty type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The UPB is $xx excluding deferred balance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "Monthly income of borrower is $xx and expenses are $xx. Hence the DTI is xx which is greater than xx."
* MI, FHA or MIC missing and required (Lvl x)     "MI MISSING -  seasoned loans over x years"
* Missing Required Disclosures (Lvl x)     "The list of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
x.Agent Preference Disclosure
x.Casualty Insurance Disclosure
x.Manufactured Home Loan  Disclosures"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72645318	xx	Unavailable	Not Applicable	32.939%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$83,792.48	2.000%	$308.74	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
Chain of assignment has not been completed. Currently, the mortgage is with xx.
There is an IRS lien against the borrower in the amount of $xx.
Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:
The loan is currently in the bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount of $xx which was applied for xx. As per the review of the PACER reports, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The debtor was dismissed on xx.
The RFD is casualty loss. The loan was modified once since origination. The property is owner-occupied.
As per the comment dated xx, the property had damages. The nature of damage has not been mentioned. The estimated cost of damage has not been mentioned. No further comments have been found stating the damages have been repaired. Latest BPO also not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER reports, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. As per the chapter xx plan filed on xx, the debtor shall pay the trustee $xx per month for the period of xx months. The POC was filed on xx with its secured amount as $xx and the arrearage amount is $xx. The debtor was dismissed on xx.	This step modification agreement was signed between the borrower xx and the lender xx on xx
The UPB is $xx. The borrower promises to pay P&I in the amount of xx with the interest rate of xx, beginning from xx. The maturity is xx. There is a deferred balance of $xx and the interest bearing amount is $xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: No evidence of post closing fc was found. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the mod, the stated maturity is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Disclosure of Additional Fees is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25176757	xx	Unavailable	Not Applicable	42.139%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$11,550.85	4.125%	$472.43	xx/xx/xxxx	Financial Hardship	The updated title report as of xx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.
No active judgments or liens have been found.
The annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year's delinquent taxes have been found.
Review of the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next payment due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. As per payment history, the UPB reflecting is in the amount of $xxx,xxx.xx.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx, the borrower has been delinquent for xx months and the next payment due date for the payment is xx. The last payment was received on xx in the amount of $xx, which was applied for xx. As per payment history, the UPB reflecting is in the amount of $xx.

Reason for default is curtailment of income.

As per comments history dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:As per comments history, the foreclosure was initiated.  The complaint filed and judgment entered dates are not available. The sale was scheduled on xx; as per servicing comment dated xx, the borrower wanted to do DIL and it was referred to an attorney.
In the meanwhile, it was put on hold as the borrower had filed the bankruptcy on xx. The loan is currently in bankruptcy.
Bankruptcy Comments:As per PACER report, the borrower xx had filed the bankruptcy under Chapter xx with the case# xx on xx. The POC was filed on xx with the secured claim of $xx and the amount of arrearage was $xx. As per order confirming plan, the debtor shall pay to the trustee the sum of $xx weekly. The plan was confirmed on xx. The date of the last filing of bankruptcy was xx.	This modification agreement was signed between the borrower xx and the lender xx on xx.
The unpaid principal balance was $xx with the interest rate of xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx.
Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $xx Tape Value: xx |---| xx |----| xx Comment: Data feom modification Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Data feom payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "The loan is conventional fixed. As per appraisal report, the LTV is xx. However, MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15196026	xx	621	Not Applicable	50.344%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$734.72	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the subject mortgage is currently with the, xx.
There is an active Credit card judgment against the borrower in the total amount of $xx.
Annual Combined tax of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the that borrower has been the delinquent for xx months. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Review of the collection comments state that the foreclosure was initiated in the loan and file was referred to attorney on xx. Later on foreclosure file was placed on hold due to borrower filed bankruptcy under chapter xx case# xx on xx. Currently file is on hold due to active bankruptcy. No more information has been found regarding foreclosure.
Borrower filed bankruptcy under chapter xx case# xx on xx. Currently debtor is in active bankruptcy.
As per comment dated xx subject property is occupied by the owner.
Comment dated xx shows that the Letter received from the borrower regarding the repair of house. There is no more information regarding the amount of repair and the type of damage. Also no information has been found whether this damage has been repaired or not.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated in the loan and file was referred to attorney on xx. Later on foreclosure file was placed on hold due to borrower filed bankruptcy under chapter xx case# xx on xx. Currently file is on hold due to active bankruptcy. No more information has been found regarding foreclosure.
Bankruptcy Comments:Borrower filed bankruptcy under chapter xx case# xx on xx. The POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. The Chapter xx plan was filed on xx which states that the debtor will pay $xx per month for xx months and debtor will pay regular payment direct to the subject creditor and the arrearage of subject claim will be paid in full by the trustee through plan which is in the total estimated amount of $xx. “Order Confirming Chapter xx Plan” was filed on xx which shows that the debtor chapter xx plan is hereby confirmed. “Motion for Relief from Stay” was filed on xx by the subject creditor. “Order on Motion for Relief from Stay” was filed on xx which states that the debtor will make regular payment as well as the payments necessary to cure the post-petition mortgage arrearage and said terms shall remain in effect for a period of xx months beginning xx. Upon failure by Debtor(s) to make any of the future monthly mortgage payments the Automatic Stay may be modified as to the Property and allow Movant to proceed to foreclose. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Tenant |---| |----| Comment: Current occupancy is owner occupied. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity date is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Unpaid Current Principle balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk indicator is moderate"
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA test failed"
* MI, FHA or MIC missing and required (Lvl x)     "This is a conventional loan, LTV exceed xx. Hence MI certificate is required which is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7631014	xx	626	Not Applicable	67.495%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$40,000.00	2.000%	$321.16	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment is incomplete. The assignment is with xx.The last assignment should be with the xx.
There is civil judgment against the borrower in amount of $xx.
The combined annual taxes for the year xxxx-xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:According to the collection comment xx, subject property is occupied by original owner.
The reason for default is death of borrower. No visible damages/repairs have been observed.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.

Review of loan file and collection comment states that foreclosure was initiated in xx and foreclosure file was referred to attorney on xx. The document (located-xx) shows that complaint was filed on xx under case# xx. The document (located-xx) 'Notice of Sale' show that sale was scheduled on xx. Sale was canceled due to bankruptcy was filed by xx under the chapter xx case# xx date xx.  Currently loan is in active bankruptcy. No further information is available about foreclosure filing.

Foreclosure Comments:Review of loan file and collection comment states that foreclosure was initiated in xx and foreclosure file was referred to attorney on xx. The document (located-xx) shows that complaint was filed on xx under case# xx. The document (located-xx) 'Notice of Sale' show that sale was scheduled on xx. Sale was canceled due to bankruptcy was filed by xx under the chapter xx case# xx date xx.  Currently loan is in active bankruptcy. No further information is available about foreclosure filing.

Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor xx filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. First amended chapter plan xx entered on xx shows that the debtor shall pay the payment per month in amount of $xx for xx months. Plan has been confirmed on xx. Currently loan is in active bankruptcy.
The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified payment has been started from xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx, deferred amount is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.
Previously loan was modified in year xxx.
Affiliated Business Disclosure	Field: Modification First Payment Date Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Updated per payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "Borrower income is $xx and expenses is $xx so DTI exceed on xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38624266	xx	682	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$320.98	xx/xx/xxxx	Financial Hardship	According to the updated title report as of xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.
No active judgments or liens have been found.
First installment combined taxes of xxxx have been paid in the amount of $xxx.xx.
Second installment combined taxes of xxxx are due in the amount of $xxx.xx.
No prior year's delinquent taxes have been found.
Review of the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next payment due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. As per payment history, the UPB reflecting is in the amount of $xx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx, the borrower has been delinquent for xx months and the next payment due date for the payment is xx. The last payment was received on xx in the amount of $xx, which was applied for xx. As per payment history, the UPB reflecting is in the amount of $xx.

Reason for default is divorce/marital problems.

As per comments history dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per updated title report, the foreclosure was initiated and the complaint was filed on xx. The judgment of foreclosure was entered on xx The sale was scheduled on xx; however, it was put on hold as the borrower had filed the bankruptcy on xx. The loan is currently in bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter xx with the case xx on xx. The proof of claim was filed xx with the secured claim amount of $xx and the amount of arrearage was $xx. As per proposed Chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months. The plan was confirmed xx. The date of last filing of bankruptcy was xx.	This modification agreement was signed between the borrower xx and the lender xx, on xx.
The unpaid principal balance was $xx with the interest rate of xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx.
Credit Application	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| x (Days) |----| Comment: Modification agreement has a first payment date of xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Indiana license validation test."
																									* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate due to xx License Validation test fail."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34852836	xx	Unavailable	Not Applicable	53.882%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$83,894.40	4.000%	$818.13	xx/xx/xxxx	Financial Hardship	Updated title report dated xx shows subject mortgage originated on xx.
There is a UCC mortgage in the favor of xx. The amount is not mentioned.
Report shows numerous code violation liens. However, the violation address provided on the copy of judgment and liens does not match with subject property.
There are numerous IRS liens against the borrower in the total amount of $xx.
Property taxes are current.

According to payment history as of xx/xx/xxxx, the loan is xx months past due and is next due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/x/xxxx. The current UPB is in the amount of $xxx,xxx.xx. The current interest rate is x.xx and P&I is $xxx.xx	Collections Comments:The loan is active in bankruptcy and has been xx months past due.
Recent servicing comments state, the borrower was impacted by the disaster. The disaster forbearance plan was approved.
As per comment dated xx, the borrower was reviewed for the loan modification option. However, it was denied because the payment reduction was not met.
According to servicing comment dated xx., the property was damaged during disaster. The servicing comment dated xx states, insurance company confirmed that the repairs have been completed and the claim has been satisfied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. POC was filed by xx on xx, in the secured claim amount $xx and an arrearage in the amount of $xx. The fourth amended chapter xx plan filed by the debtor on xx has been confirmed. According to confirmed plan, the debtor will cure the arrears by maxx$xx monthly and regular payment in the amount of $xx for xx months.	The loan was modified on xx with a new principal balance of $xx of which the lender had deferred balance in the amount of $xx. The interest bearing balance in the amount of $xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx. The maturity date will be xx.	Credit Report Transmittal (xxx)	Field: Current Occupancy Loan Value: Occupied by Unknown Party Tape Value: Owner (or Former): Primary Home |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Per loan mod   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Dade   Tape Value: xx   Variance:    Variance %:    Comment: Per Mortgage   Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Per loan mod Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan file." * Transmittal (xxxx) is Missing (Lvl x) "Unable to locate in file"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57043505	xx	Unavailable	Not Applicable	26.380%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$4,991.44	4.625%	$384.18	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is xx. However, the assignment is missing to xx.
The second and third installment county taxes of xxxx are due in the total amount of $xxx.xx for the due date x/x/xxxx and x/x/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. According to chapter xx plan dated xx, the debtor shall pay the total amount of $xx by paying $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx and the value of the collateral is $xx. Did not see any comments reflecting cram down.
According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx. The comment dated xx states that the foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx on xx.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
Loan modification agreement was made between the borrower and Lender on xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.
The reason for default as per servicing comment is a reduction of income.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx. The comment dated xx states that the foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx on xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. According to chapter xx plan dated xx, the debtor shall pay the total amount of $xx by paying $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx and the value of the collateral is $xx. Did not see any comments reflecting cram down.
Loan modification agreement was made between the borrower and Lender on xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is xxx.xx. The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures Mortgage Insurance	Field: Borrower Last Name Loan Value: xx
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Deferred balance amount is $xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification First Payment date is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certificate is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
xx Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64602010	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	$81,698.33	3.500%	$914.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx. However, the assignment is missing to xx.
x) There is an active state tax lien against the borrower xx.
x) There are three active IRS liens against the borrower xx.
The second installment county taxes of xxxx are due in the amount $xxxx.xx for the due date x/x/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx and the value of the collateral is $xx. Did not see any comments reflecting cram down.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The judgment was entered on xx. The sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx on xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till the maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is $xx. The New Principal Balance stated in the modification is $xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The judgment was entered on xx. The sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx on xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The Voluntary Petition, Schedule-D shows the amount of $xx as an unsecured portion out of the amount of claim $xx and the value of the collateral is $xx. Did not see any comments reflecting cram down.

The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till the maturity date of xx. The deferred balance amount is $xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Modification First Payment Date Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Current UPB is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl x) "Final Application is missing form the available loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Missing Final TIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
xx Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6917549	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$689.99	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage is with xx. However, the assignment is missing to xx.
There are x water/sewer liens against the subject property in the favor of xx.
There is code enforcement or unsafe living conditions lien in the favor of xx.
There is a credit card judgment in the favor of xx.
The annual county taxes of xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.

Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx. The borrower filed the bankruptcy under chapter xx with the case# xx on xx and plan was confirmed on xx. The POC was filed xx by xx with the secured claim amount of $xx and an arrearage amount is $xx. According to the third amended chapter xx plan filed on xx, the debtor shall pay $xx for xx to xx months and $xx for the xx month. The Schedule-D in Voluntary petition shows that the $xx as unsecured portion out of claim amount of $xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The borrower filed the bankruptcy under chapter xx with the case# xx on xx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB reflected is in the amount of $xx till the due date of xx. The borrower xx had deceased on xx. However, the death certificate is located at xx. The comment dated xx reveals that the subject property is owner-occupied. The comment dated xx states that the reason for default was a curtailment of income. The loan modification agreement was made between the borrower xx and the lender xx on xx. The loan has been modified once since origination. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The borrower filed the bankruptcy under chapter xx with the case# xx on xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower filed the bankruptcy under chapter xx with the case# xx on xx and plan was confirmed on xx. The POC was filed xx by xx with the secured claim amount of $xx and an arrearage amount is $xx. According to the third amended chapter xx plan filed on xx, the debtor shall pay $xx for x to xx months and $xx for the xx month. The Schedule-D in Voluntary petition shows that the $xx as unsecured portion out of claim amount of $xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made between the borrower xx and the lender xx on xx. The modified UPB is $xx with an interest rate of xx and a P&I of xx. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it has xx modification steps. The loan has been modified once since origination. The loan has been modified once since origination.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: The modification first payment date is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD1 along with estimated HUD1 and Itemization are missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
x.Anti-Coercion Notice.
x.Title Insurance Disclosure.
x.Radon Gas Disclosure.
x.Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45502834	xx	631	Not Applicable	39.893%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,309.62	4.125%	$550.49	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
There are active no judgment or liens found,
x installment annual county taxes of xxxx have been paid off in the amount of $xxx.xx.
The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent fromxx/xx/xxxx to till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $ xxx.xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. The last payment was made by borrower as per the mod made on xx/xx/xxxx but one more modification have in the loan file and this has been made on xx.	Collections Comments:The collection comments dated on xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for xx months. The last payment was received on xx in the amount of $xx and it was applied for the due date xx. The current P&I is $xx, and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. The last payment was made by borrower as per the mod made on xx but one more modification have in the loan file and this has been made on xx.
As per Doc xx The foreclosure referred to attorney on xx and complaint filed on xx. Foreclosure sale scheduled not set and foreclosure delay for the reason is borrower filed a Bankruptcy on xx.
The subject property is Owner occupied. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:As per Doc xx The foreclosure referred to attorney on xx and complaint filed on xx. Foreclosure sale scheduled not set and foreclosure delay for the reason is borrower filed a Bankruptcy on xx.
Bankruptcy Comments: xx has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx. Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $xx out of total claim in the amount of $xx (Amount of claim Do not deduct the value of collateral).
No document or servicing comments have been found that indicates property had a cram down. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. POC had been filed dated on xx in the amount of $xx with amount of arrearage $xx.	This loan modification was done on xx between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is $xx and lender defer in the amount of $xx which was paid on maturity date. As per modification agreement interest bearing amount is $xx and modification original rate is xx and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx.
Borrower has pay the defer amount on the maturity date.
Affiliated Business Disclosure	Field: Deferred Balance Amount Loan Value: xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61059466	xx	Unavailable	Not Applicable	77.731%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$71,459.96	4.125%	$1,128.68	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There is one HOA lien on the subject property recorded on xx.
County taxes of xxxx will due on xx/xx/xxxx and xx/xx/xxxx for the total amount of $xxxx.xx. No prior delinquency has been found.
The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent for xx months and the next due date is xx/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI) and it was applied for the due date xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate of x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy. The Payment History dated as of xx reveals that the borrower has been the delinquent for xx months and the next due date is xx.The last payment was received on xx in the amount of $xx(PITI) and it was applied for the due date xx. The current P&I is $xx and interest rate of xx. The current unpaid principal balance is in the amount of $xx.
The loan has been modified since the origination. The modification agreement was made between the lender xx and the borrower xx on xx , the new principal balance as per mod is $xx.The first payment was due on xx and the maturity is xx with modified interest rate of xx and P&I is $xx.The amount of $xx is the deferred principal balance and the $xx is the interest bearing amount. The modification does not contain balloon payment.
No comment have been regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter xx with case# xx on xx and the plan was confirmed on xx. The POC was filed on xx the amount of POC is $xx and the arrearage amount is xx.The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xx for xx months.
The reason for default is unable to be determined. The subject property is owner-occupied and is in average condition. No comments have been regarding the property damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case# xx on xx and the plan was confirmed on xx. The POC was filed on xx the amount of POC is $xx and the arrearage amount is xx.The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xx for xx months.
The modification agreement was made between the lender xx and the borrower xx on xx , the new principal balance as per mod is $xx.The first payment was due on xx and the maturity is xx with modified interest rate of xx and P&I is $xx.The amount of $xx is the deferred principal balance and the $xx is the interest bearing amount. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: No
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Reviewer confirmed per reorded modification agreement that first payment date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: The subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Reviewer confirmed audit value is acurate per docs in Box Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan Data$xx Comparison Data$xx Variance -$xx
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xx.

TILA Finance Charge Test: FAIL Loan data - $xx Comparision data - $xx Variance -  -$xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "Loan Data$xx Comparison Data$xx Variance -$xx
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL Loan data - $xxx,xxx.xx Comparision data - $xxx,xxx.xx Variance -  -$xxx.xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
FAIL"
* DTI > xx% (Lvl x)     "The total monthly expenses is $xxxx.xx and the total monthly income is $xxxx.xx.Hence the DTI > xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of VA. The following state disclosures are missing from the loan file.
x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value
x.Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36188148	xx	590	692	48.777%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$858.29	xx/xx/xxxx	Lower Interest Rate	According to the updated title report dated xx, the subject mortgage was originated on xx.

The chain of assignment is incomplete. The assignment was transferred from ‘xx. The last assignment should be with the xx.
x. There are eight state tax liens against the borrower in the total amount of $xx.
x. There is municipal lien open against the subject property in amount of $xx.
x. There is Hospital lien against the borrower in amount of $xx.
x. There is Civil Judgment against the borrower in amount of $xx.
x. There is Civil Judgment against the borrower in amount of $xx.
x. There is Civil Judgment against the borrower in amount of $xx.
No prior year delinquent taxes have been found.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:According to comment dated xx, the subject property is occupied by owner. No visible damages/repairs have been found. The comment dated xx shows that reason for default is Curtailment of income.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.
Review of loan file and collection comments states that foreclosure was initiated in xx. Sale was scheduled on xx but it got canceled due to FC file put on hold for BK was filed on xx under chapter xx case# xx and was terminated on xx. Again FC file was opened and sale was scheduled on xx. Sale was canceled due to BK was filed on xx under chapter xx case xx and was terminated on xx. Again foreclosure initiated in xx and foreclosure file was referred to attorney on xx and complaint /lis pendens entered on xx. The document xx shows that sale was scheduled for xx but it got canceled due to BK entered on xx under chapter xx with case# xx and was dismissed on xx. Bankruptcy was filed by xx under the chapter xx case# xx date xx. Currently loan is in active BK case. No further information is available about foreclosure filing.

Foreclosure Comments:Review of loan file and collection comments states that foreclosure was initiated in xx. Sale was scheduled on xx but it got canceled due to FC file put on hold for BK was filed on xx under chapter xx case# xx and was terminated on xx. Again FC file was opened and sale was scheduled on xx. Sale was canceled due to BK was filed on xx under chapter xx case xx and was terminated on xx. Again foreclosure initiated in xx and foreclosure file was referred to attorney on xx and complaint /lis pendens entered on xx. The document xx shows that sale was scheduled for xx but it got canceled due to BK entered on xx under chapter xx with case# xx and was dismissed on xx. Bankruptcy was filed by xx under the chapter xx case# xx date xx. Currently loan is in active BK case. No further information is available about foreclosure filing.
Bankruptcy Comments:

Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor ‘xx’ has filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Chapter xx plan entered on xx shows that debtor shall pay the payment $xx for xx months. Plan has not been confirmed yet. MFR entered on xx. Currently loan is in active BK case.
The loan modification agreement was made between xx and lender xx’ (Lender) effective date is xx. The first modified payment has been started from xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape data is incorrect Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xxState, the required disclosure 'Notice of Change of Terms For Open-End Consumer Credit Contract' is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91706913	xx	Unavailable	Not Applicable	35.957%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$260.90	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed.  Currently, the assignment of mortgage is with xx. However, it should have been with xx.
Active liens and judgments against the borrower as follows:
There is a Civil judgment against the borrower xx in favor of xx.
Also, there is a state criminal judgment against the borrower xx.
The combined annual tax have been paid in the amount of $xxx.xx onxx/xx/xxxx.
No prior year's delinquent taxes have been found.	Review of the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx, the borrower has been delinquent for xx months and the next due date for payment is xx. The last payment was received on xx  in the amount of $xx, which was applied for xx. The current UPB reflected in the payment history is in the amount of $xx.

Reason for default is curtailment of income.

According to the servicing comment dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per Updated title report, the foreclosure was initiated in xx and the complaint was filed on xx; however, it was put on hold due to the reinstatement. Further, it was put on hold due to the bankruptcy.
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under Chapter-xx with the case# xx on xx. The POC was filed on xx with the secured claim amount of $xx and the amount of arrearage was $xx. As per proposed Chapter xx plan, the debtor shall pay to the trustee the sum of $xx monthly. The date of last filing of bankruptcy was xx.	This step modification agreement was signed between the borrower xx and the lender xx on xx.
The unpaid principal balance was $xx with the interest rate of xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The interest-bearing amount is $xx. The maturity is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Escrow Advance Balance per Payment History Loan Value: $xx Tape Value: $xx |---| $xx |----| xx Comment: As per latest payment history it is $x. Tape Source: Initial Tape Type:
Field: Modification First Payment Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Modification first payment date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is a conventional fixed. As per the appraisal report, the LTV is xx; hence, the lender required the MI certificate. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84110611	xx	564	Not Applicable	53.401%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$441.09	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
Chain of assignment has been in completed. "The last assignment was done xx. The missing assignment is from xx"
No active judgments and liens have been found.
Combined county taxes of xxxx have been paid in the amount of $xxx.xx due dated xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to a review of the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx, which was applied to x/x/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected in the amount of $xx.
As per the comment dated xx, the reason for default is Excessive Obligations.
Loan Modification agreement was made between borrowers xx, with lender xx on effective date xx and according to the mod the new principal balance is $xx to a step modification and the rate was starting from xx. The borrower had given promise to pay P&I in the amount of $xx which had begun from xx with a new maturity date of xx. The rate changes in x steps ending at xx %.
According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months. The POC was filed on xx with the POC amount $xx and the amount of arrearage is $xx. There is no comment indicating a cram down.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comments show that the subject property has been occupied by unknown. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months. The POC was filed on xx with the POC amount $xx and the amount of arrearage is $xx. There is no comment indicating a cram down.	Loan Modification agreement was made between borrower xx, with lender xx on effective date xx and according to the mod the new principal balance is $xx to a step modification and the rate was starting from xx. The borrower had given promise to pay P&I in the amount of xx which had begun from xx with a new maturity date of xx. The rate changes in xx steps ending at xx.	Affiliated Business Disclosure Missing Required Disclosures	Field: Borrower #x Middle Name Loan Value: xx
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No evidence of foreclosure   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date Loan Value: xx Tape Value: xx Variance: x (Days) Variance %: Comment: Taken from the modification Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8800047	xx	641	Not Applicable	34.599%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$28,626.06	4.000%	$445.69	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx. The assignment should be with xx.
There are two IRS Liens against the borrower in the favor of xx in the amount of $xx.
Second installment county taxes of xxxx have been due in the amount of $xxxx.xx which will due for xx/xx/xxxx.
First installment county taxes of xxxx have been paid in the amount of $xxxx.xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for xx months and next due date is xx. The UPB reflected in the payment history is in the amount of $xx.
As per comment dated xx, the reason for default is curtailment of income.
The loan has been modified, the modification agreement was made between xx and Servicer xx on xx.
The foreclosure was initiated and referred to an attorney on xx. As per the Lis-pendens attached with the updated title report Pgxx, the complaint was filed on xx under the case xx. The amended complaint was filed on xx. However, the borrower xx had filed bankruptcy under chapter xx with the case xx on xx and foreclosure put on hold.
The subject property is owner-occupied. As per comment dated xx, the property had a water damages. As per comment dated xx, the property was flooded and needs repairs in the amount of $xx for plumbing. As per comment dated xx, there is no visible damages have been found and property is in maintained condition.

Update:
As per the collection comment dated xx, the servicer offered modification to the borrower with new UPB of $xx, modified interest rate is xx and the P&I is $xx. Further details not provided.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. As per the Lis-pendens attached with the updated title report Pgxx, the complaint was filed on xx under the case xx. The amended complaint was filed on xx. However, the borrower xx had filed bankruptcy under chapter xx with the case xx on xx and foreclosure put on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case xx on xx. The POC was filed by xx on xx with the secured claim amount of $xx and the arrearage is $xx. The schedule-D of voluntary petition dated xx, the value of collateral is $xx and the amount of claim is $xx. According to chapter xx plan dated xx, the debtor shall pay the trustee $xx per month for xx months for a total amount of $xx. As per Notice of Mortgage payment change dated xx, the new total payment is $xx. The date of last filing is xx.

This modification agreement was made between Borrower xx and xx on xx. The reason for modification is financial hardship. As per the modified terms, new principal balance is $xx. Borrower promises to pay xx monthly with a modified interest rate xx beginning from xx with a maturity date xx. The interest bearing amount is $xx. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The modification first payment date is xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52724203	xx	Unavailable	Not Applicable	51.199%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$87,075.00	4.000%	$586.71	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
Chain of assignment has not been completed. Currently, the mortgage is with xx. It should be with xx.
There are x judgment against the borrower first in the amount of xx.
Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent forxx months and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount $x,xxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount $xx which was applied for xx.
As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The plan was confirmed on xx. The RFD is unable to be determined. The loan was modified once since origination. The property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The POC was filed on xx with POC amount as $xx and the arrearage amount is $xx. As per the voluntary petition scheduled D, the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx. As per the amended plan filed on xx, the debtor shall pay the trustee $xx monthly for months x-x, then $xx monthly for months x-xx. The plan was confirmed on xx.	This loan was modified on xx in between the borrower xx and the lender xx on xx.
The UPB is $xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from xx. The maturity is xx.

Credit Report Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per the mod, the first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the review of the payment history, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x.Anti-Tying Disclosure
																									x.Financial Institution Choice of Insurance Disclosure"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65827350	xx	595	594	49.931%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,204.30	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from Mortgage xx. However, the current assignment should be with the xx.
There is one HOA lien against the subject property in the favor of xx. However, the foreclosure of the HOA lien has been initiated. The Notice of Lis-pendens attached with the updated title report xx was filed by xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx, the borrower is delinquent from xx months and next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as of xx, the loan is currently in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xx with an interest rate of xx. The new UPB is reflected in the amount of $xx.
The reason for default is unemployment.
The loan was modified on xx.
The foreclosure was initiated in the xx and the file was referred to an attorney on xx. The last was scheduled on xx.However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx.
As per the comment dated xx, the subject property had damage due to disaster. However, the amount is not mentioned in the available servicing comments. We are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
The subject property is owner occupied.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated in the xx and the file was referred to an attorney on xx. The last was scheduled on xx.However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The POC was filed by xx on xx for the secured claim amount is $xx and arrearage amount is $xx. The plan was confirmed on xx. The debtor was promised to pay for trustee in the amount of $xx for xx months. The Schedule “D” shows the value of collateral amount is $xx and amount of claim is $xx.	The loan was modified on xx between the borrower xx and lender xx. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay for the amount of $xx with an interest rate of xx beginning on xx till maturity date of xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Borrower #x Middle Name Loan Value: R Tape Value: R. |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: The subject property type is "PUD".   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Updated per payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Zip code given on note conflicts with the code present in Scienna (Lvl x)     "There is variation between the ZIP code mentioned in the appraisal report, tax certificate and recorded mortgage.
																									As per the mortgage and appraisal report shows the ZIP code as “xx”. However, tax certificate report shows the “xx”."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28753769	xx	577	Not Applicable	47.066%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$324.79	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx. However, the assignment is missing to xx.
The county annual taxes for the year of xxxx have been paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xxxx. The last payment was received on xx/x/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/x/xxxx.	Collections Comments:According to servicing comments, the loan is in the collection. The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. According to the order confirming plan dated xx the debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The case was dismissed on xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx on xx.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is $xx.
The reason for default as per servicing comment is Illness of the borrower family member.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per the collection comment dated xx, the borrower filed for bankruptcy and the post-petition due date was xx. No further comments have been found regarding bankruptcy.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx on xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. According to the order confirming plan dated xx the debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx. The case was dismissed on xx.
The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Missing Dicsloures Origination Appraisal	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| x (Days) |----| Comment: Modification first payment date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98854999	xx	Unavailable	Not Applicable	57.531%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$572.24	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There is a HOA on the subject property recorded on xx.
Annual county taxes of xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
The notice of foreclosure was recorded on xx.
According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx for the amount of $xxxx.xx(PITI).The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxxxxx.xx.	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx the borrower has been delinquent for xx months and the next due date is xx. The last payment was received on xx which was applied to xx for the amount of $xx(PITI).The monthly P&I is $xx with an interest rate of xx. The current UPB is reflected in payment history for the amount of $xx.
The loan has been modified since the origination. The loan modification agreement was between the lender xx and the borrower xx , the new principal balance as per mod is $xx.The first payment was due on xx and the maturity is xx,with the modified interest rate xx and P&I is $xx. The modification does not contain balloon payment.
The borrower xx had filed bankruptcy under chapter xx with case# xx on xx and the plan was confirmed on xx. The chapter xx plan was filed on xx the debtor supposes to pay the trustee the amount of $xx for the xx months.
The process of foreclosure was initiated in xx and the file was referred to an attorney on xx.However, it was put on hold due to bankruptcy.
The reason for default as per comments is unemployment.
The subject property is owner-occupied and is in average condition. As per the comments dated xx  the subject property needs roof repairs. However, the amount of repair is unavailable. The comment dated xx shows the repairs are completed.

Foreclosure Comments:The process of foreclosure was initiated in xx and the file was referred to an attorney on xx.However, it was put on hold due to bankruptcy.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case# xx on xx and the plan was confirmed on xx. The chapter xx plan was filed on xx the debtor supposes to pay the trustee the amount of $xx for the xx months.The POC was filed on xx the amount of POC is $xx and the arrearage amount is $xx.	The loan modification agreement was between the lender xx and the borrower xx on xx , the new principal balance as per mod is $xx.The first payment was due on xx and the maturity is xx,with the modified interest rate xx and P&I is xx. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The mod first payment date is xx. Tape Source: Initial Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Attached   Tape Value: Detached   Variance:    Variance %:    Comment: The property type is attached   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: The proprety type PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: The current UPB is $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Cash out purchase (Lvl 4) "Based on final HUD in loan file."	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per the final HUD-x the settlement date is xx,whichis after the note date. However, the note date is xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60367100	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$8,000.00	3.750%	$364.79	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx. It should be with the xx.
There is a junior mortgage in the amount of $xx.
There is a renewed judgment in the favor of xx.
There is a judgment in the favor of xx.
Annual combined taxes for the year of xxxx have been paid in the amount $xxx.xx.
No prior year delinquent taxes have been found.
As per the review of payment history, the borrower has been delinquent for xx months and next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is reflected in the latest payment history in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date for payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. As per the review of the PACER report, the borrower xx had filed for bankruptcy under chapter-xx with the case# xx. The RFD is a curtailment of income. The loan was modified thrice since origination. The borrower requested loss mitigation. The modification was denied due to being previously modified three times. The property is owner-occupied.
No repairs and damages have been found.

Update:
As per collection comment dated xx, the loan was modified and modified date is xx. The new modified rate is xx and borrower promises to pay the P&I of $xx which began on xx. The new principal balance is $xx and total capitalized amount is $xx. The interest bearing amount is $xx and the maturity date is xx.
Foreclosure Comments:The loan was referred to as foreclosure xx. The lis pendency was filed on xx. No further details have been found. The sale was scheduled for xx.  The borrower filed Chapter xx bankruptcy xx case# xx and Fc was placed on hold.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed for bankruptcy under chapter-xx with the case# xx on xx. The POC was filed on xx with the secured claim is $xx and the amount of arrearage is $xx. As per the chapter xx plan filed on xx, the debtor shall pay the trustee the amount of $xx per month for xx months.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx. The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I in the amount of xx, beginning from xx. The maturity is xx. The interest bearing amount is $xx and the amount of deferred balance is $xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per the mod, the first payment begins on xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per the payment history, the UPB is $xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Missing appraisal"
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Agent Preference Disclosure
x.Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13371046	xx	Unavailable	Not Applicable	47.907%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$15,479.09	4.625%	$701.86	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the mortgage is with xx. It should be with xx.
No active judgments and liens have been found.
x and x installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent forx months and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx in the amount $xxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount $xx which was applied for xx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The plan was confirmed on xx. As per the document located at xx, the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. Further details have been found. As per the review of the PACER report, the borrower had filed bankruptcy under chapter xx with the case# xx on xx and FC was placed on hold.
The RFD is a curtailment of income. The loan was modified once since origination. The occupancy has not been mentioned. No repairs and damages have been found.

Foreclosure Comments:As per the document located at xx, the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The further details have been found. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case# xx  and FC was placed on hold.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case# xx. The POC was filed on xx with POC amount as $xx and the arrearage amount is $xx. As per the amended plan filed on xx, the debtor shall pay the trustee $xx for xx months, $xx for xx months and $xx for xx month.
The plan was confirmed on xx.
This loan was modified on xx in between borrower xx and the lender xx. on xx.
The UPB is $xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx, beginning from xx. The maturity is xx. There is a deferred balance of the amount $xx and the interest bearing amount is $xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Subject Property Type Loan Value: PUD Tape Value: Single Family |---| |----| Comment: As per the appraisal report, the subject property type is PUD. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per the review of the payment history, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Cash-Out Refinance Disclosure
x.Property Insurance Disclosure
x.Colorado Notice to Cosigner
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3146532	xx	Unavailable	Not Applicable	26.642%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$332.05	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
As per updated title report the property is currently vested in the name of xx. The chain of assignment has not been completed. Currently, the mortgage is with xx However, the assignment is missing to xx.

There is senior mortgage active against subject property in the amount of $xx.
No evidences of active judgments and liens have been found.
The annual county taxes for year xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history as of dated xx/xx/xxxx shows that borrower is delinquent for xx months. The delinquency period was started on xx/xx/xxxx to as of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx.The current unpaid principal balance is in the amount of $xx,xxx.xx.
Collections Comments:As per collection comments the loan is in active bankruptcy. The borrower is delinquent for xx months. The delinquency period was starting from xx to as of xx. The next payment is due on xx. The last payment was received on xx in the amount of $xx with the interest rate of xx. The loan was modified on xx. As per agreement the new principal balance is in the amount of $xx. The borrower had promised to pay P&I in the amount of $xx with the interest rate of xx which was begun on xx. The maturity date of agreement is xx. The evidences of deferred principal balance and principal forgiveness have not been found.

The lis pendens was filed on xx.The default judgment was entered on xx. The sale was not scheduled. The foreclosure process was placed on hold due to borrower had filed the bankruptcy under the chapter-xx with the case# xx.

Borrower has filed Bankruptcy under chapter-xx on xx with the case# xx. The POC was filed on xx. As per POC the claim is in the amount of $xx and the arrearage is in the amount of $xx. The plan was confirmed on xx. As per plan Payment of arrears of subject creditor is in the amount of $xx, by equal monthly payments of $xx, for xx months, at xx interest. The motion for relief was filed on xx. The Date of Last filing is xx.

No evidence of property damage has been found in xx latest comment history.
No evidence of litigation has been found in xx latest comment history.

Foreclosure Comments:As per document located at xx, foreclosure was initiated against subject property. The lis pendens was filed on xx.The default judgment was entered on xx. The sale was not scheduled. The foreclosure process was placed on hold due to borrower had filed the bankruptcy under the chapter-xx on xx with the case# xx. The loan is currently in bankruptcy. No further evidences are available regarding foreclosure activity.
Bankruptcy Comments: xx has filed Bankruptcy under chapter-xx on xx with the case# xx. The POC was filed on xx. As per POC the claim is in the amount of $xx and the arrearage is in the amount of $xx. The plan was confirmed on xx. As per plan Payment of arrears of subject creditor is in the amount of $xx, by equal monthly payments of $xx, for xx months, at xx interest. The motion for relief was filed on xx. The Date of Last filing is xx.	Loan modification agreement was made between xx(borrower) and xx (Lender) on xx. As per agreement the new principal balance is in the amount of $xx. The borrower had promised to pay P&I in the amount of xx with the interest rate of xx which was begun on xx. The maturity date of agreement is xx. The evidences of deferred principal balance and principal forgiveness have not been found.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Vacant |---| |----| Comment: Property is owner occupied. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value: Attached   Variance:    Variance %:    Comment: Subject property is detached.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Current unpaid principal balance is in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of servicing providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina state. The following state disclosures are missing from loan files.
x) Agent Preference Disclosure.
x) Casualty Insurance Disclosure."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90240116	xx	520	Not Applicable	67.300%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$63,405.58	3.625%	$567.79	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx. The chain of assignment has not been completed as the assignment of mortgage is currently with xx, instead of the current assignee xx.
According to updated title report dated xx there are two Certificate of Sale for unpaid water/sewer liens against the subject property in the amount of $xx. The subject property is located in xx State, which is a super Lien State. There is a risk of the property to be getting foreclose due to above unpaid liens. It can be cured by redemption of the sold taxes.
There is state tax lien against the borrower in the amount of $xx.
There are x judgments against the name of borrower which were recorded prior to the subject mortgage.
First was recorded on xx.
Second was recorded on xx.
Third was recorded on xx.
There are multiple judgments against the name of borrower total in the amount of $xx.

The combined annual taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.	Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Third borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx. The POC was filed by subject creditor xx with the secured claim amount of $xx and an arrearage in the amount of $xx. The plan was confirmed on xx and as per order confirming plan the debtor shall pay arrearage in the amount of $xx with monthly payment of $xx.
Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.

The loan is in delinquency for xx months. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The current UPB is $xx.

According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on xx. The complaint was filed on xx with case# xx. But the foreclosure was put on hold due to the bankruptcy filed by borrower on xx under chapter xx with case# xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.

The Fixed Loan Modification agreement was made on an effective date of xx between xx (borrower) and xx (lender)”. The new principal balance is $xx and the borrower had given promise to pay P&I in the amount of $xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date. The UPB that has been amortized is $xx as an interest bearing amount.

According to updated title report dated xx the subject mortgage is at lower lien position as there are two Certificate of Sale for unpaid water/sewer liens against the subject property in the amount of $xx which were recorded on xx and xx in favor of xx. The subject property is located in NJ State, which is a super Lien State. There is a risk of the property to be getting foreclose due to above unpaid liens. It can be cured by redemption of the sold taxes.

As per death certificate located at xx the borrower xx has deceased on xx.
The subject property is owner occupied.
Update:
As per servicing comments dated xx, the subject property has been occupied by owner.
As per the servicing comment dated xx, the reason for default is curtailment of income.

Foreclosure Comments:According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on xx. The complaint was filed on xx with case# xx. But the foreclosure was put on hold due to the bankruptcy filed by borrower on xx under chapter xx with case# xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.
Bankruptcy Comments:Third borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx. The POC was filed by subject creditor xx on xx with the secured claim amount of $xx and an arrearage in the amount of $xx. The plan was confirmed on xx and as per order confirming plan the debtor shall pay arrearage in the amount of $xx with monthly payment of $xx.
Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and the value of collateral that supports this claim is $xx; therefore, the unsecured portion is $xx.
The Fixed Loan Modification agreement was made on an effective date of xx between xx (borrower) and xx (lender)”. The new principal balance is $xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date. The UPB that has been amortized is $xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: xx
Field: Borrower First Name   Loan Value:xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: $xx   Variance: xx   Variance %:    Comment: as per mod deferred ablance is $xx   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Data from modification   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: as per payment history UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" for the following
This loan is failed for State Regulations Restricted Fees as given below:
Prohibited Fees Test:
The loan data is $xx, Comparison data is $x.xx and the Variance is +$xx
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
(N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
x overnight delivery, messenger, fax, and other special delivery fees;
x flood certification fees;
x pest inspection or certification fees;
x final inspection fee;
x outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;
x certified check fees;
x credit report and appraisal update fees;
x not more than one-year of mortgage insurance premiums;
x survey fees;
xxrecording fees;
xxtitle and title search fees, including title insurance premiums;
xxtaxes;
xxtax service fees;
xxradon test fees;
xxother third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" for the following
This loan is failed for State Regulations Restricted Fees as given below:
Prohibited Fees Test:
The loan data is $xx, Comparison data is $x.xx and the Variance is +$xx"
* DTI > xx (Lvl x)     "As per final application income of borrower is $xx and total debt is $xx hence DYI exceeds xx."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State and the required disclosures are missing from the loan file as follow.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85939639	xx	629	665	31.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As of xx, the subject mortgage is active on the title in the amount of $xx. There is a second mortgage with xx. There are state tax liens in the amount of $xx. There is a civil judgment in the amount of $xx.
No property taxes are delinquent.
The payment history is missing from x/x/xxxx toxx/xx/xxxx.
The payment history datedxx/xx/xxxx shows that, the loan has been xx months past due and the next due date is x/x/xxxx. The last transaction details are unable to be determined. The current UPB is $xx,xxx.xx
Collections Comments:The loan is active in bankruptcy and has been xx months past due.
The amended plan filed by the debtor on xx was confirmed by the court. As per the confirmed plan, the debtor will cure and maintain the payments. The amended plan xx provides for conduit   (trustee pay all) payments.
No foreclosure schedule sale date has been found.
No evidence of damage to the property has been found.

Foreclosure Comments:According to servicing comment dated xx, the foreclosure was initiated and the file was referred to an attorney on xx.  The judgment was entered on xx.   No further details are available. The borrower filed the bankruptcy under chapter xx.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx case# xx on xx and the plan was confirmed on xx. The amended plan filed by the debtor on xx was confirmed by the court. As per the confirmed plan, the debtor will cure and maintain the payments. The amended plan xx provides for conduit (trustee pay all) payments.	Not Applicable	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan data$xx Comparison Data$xx Variance-$xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "Loan data$xx Comparison Data$xx Variance-$xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is
																									understated by more than $xxx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5578206	xx	619	620	36.175%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.250%	$170.22	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active state tax judgment against subject borrower which is in the amount of $xx.
There are multiple civil judgments against subject borrower which is in the amount of $xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx and the plan was confirmed on xx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx. Foreclosure complaint was filed on xx with case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx. Foreclosure complaint was filed on xx with case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx on xx and the plan was confirmed on xx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Missing Required State Disclosures Mortgage Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is greater than xx% however MI Cert is required. MI cert missing in the file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file:
xx Title protection notice
Insurance Disclosure
NSF Fee Disclosure
Over-the-limit fees
																									Notice of Rights to Obtain a Security Freeze"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67884080	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$42,578.30	4.625%	$878.35	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active civil judgments against subject borrower which is in the amount of $xx
Annual county taxes for the year of xxxx have been paid in the amount of x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx to x/x/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx and the plan was confirmed on xx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx. With case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx. With case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx on xx and the plan was confirmed on xx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx and the maturity date is xx.The UPB that has been amortized is $xx as an interest bearing amount.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: xx
Field: Property Address Street   Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Incomplete Pay history Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following state disclosures are missing from the loan file:
xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38497556	xx	Unavailable	Not Applicable	49.709%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$621.09	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
Chain of the assignment has not been completed. The last assignment is from xx. The last assignment should be with xx.
No active judgments or liens have been found against the subject property/the borrower.
First and second installments of county taxes for the year of xxxx winter/summer have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
Winter and summer installments of water taxes for the year of xxxx including special assessment are delinquent in the amount of $x,xxx.xx.
The latest payment history is missing from xx/xx/xxxx to xx/xx/xxxx.
According to seller tape data as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment received details are not available. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx % and P&I is $xxx.xx.
Collections Comments:The loan is currently in the active bankruptcy and the next due date is xx. The last payment received details are not available. The unpaid principal balance is reflected in the amount of $xx. The current interest rate is xx % and P&I is $xx.

According to comment dated xx, the reason for default is health issue, loss of job, curtailment of Income, and increase in housing expenses.  Borrower was failed to pay xrd trial payment for xx.
According to collection comment dated xx, the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx with the case xx. The file was placed on due to the bankruptcy filing.

The borrower, xx had filed the bankruptcy under chapter xx with the case xx on xx. According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx. POC was filed by the creditor, xx on xx for the secured claim amount of $xx and the amount of arrearage is $xx.
According to amended chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xx for xx months. The arrearage to be paid to the trustee is in the amount of $xx with the monthly payment of $xx for xx months. The plan was not yet confirmed.
According to comment dated xx, the subject property is owner occupied and borrower wants to keep the property.
No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:As per collection comments, the foreclosure was initiated and refer to attorney on xx. No more information had been found regarding foreclosure.
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx with the case xx on xx. According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx. POC was filed by the creditor, xx on xx for the secured claim amount of $xx and the amount of arrearage is $xx.
According to amended chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xx for xx months. The arrearage to be paid to the trustee is in the amount of $xx with the monthly payment of $xx for xx months. The plan was not yet confirmed.
This modification agreement was made between the borrower, xx and the lender, xx on xx. According to modified terms, the new principal balance is $xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of xx beginning from xx till xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: First payment date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* LTV or CLTV exceeds xx (Lvl x)     "According to final title policy, there is junior mortgage in the amount of $xx. Hence, CLTV exceeds xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66605565	xx	Unavailable	Not Applicable	42.094%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$829.94	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated xx.

The chain of assignment is incomplete. Currently assignment is with xx. The last assignment should be with xx.

There is junior mortgage against the borrower in amount of $xx.
No delinquent taxes have been found.
No active lines and judgments have been found.
The combined annual taxes have been paid off in amount of $x,xxx.xx.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x months. The last payment was received with interest rate of x.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:No evidences have been found regarding damages/repairs. The reason for default is unable to be determined.
The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.
Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx.  The creditor filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Then amended chapter plan xx entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx. Plan has been confirmed on xx. Currently loan is in active bankruptcy.

Review of loan file and collection comment states that foreclosure file was initiated in xx.  The foreclosure file was referred to attorney on xx and complaint was entered on xx. The notice of sale located xx shows that foreclosure sale scheduled on xx. However it was post- ponded on xx but it got terminated due to BK case was entered on xx under case xx. The notice of sale (located xx) shows that sale is scheduled for xx. Currently loan is in active BK case. No further information is available about foreclosure file.

Foreclosure Comments:Review of loan file and collection comment states that foreclosure file was initiated in xx.  The foreclosure file was referred to attorney on xx and complaint was entered on xx. The notice of sale located xx shows that foreclosure sale scheduled on xx. However it was post- ponded on xx but it got terminated due to BK case was entered on xx under case xx. The notice of sale xx shows that sale is scheduled for xx. Currently loan is in active BK case. No further information is available about foreclosure file.
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor xx filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Then amended chapter plan xx entered on xx shows that the debtor shall pay the payment for xx months in amount of $xx. Plan has been confirmed on xx. Currently loan is in active bankruptcy.	The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified payment has started on xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.	Credit Report Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: Actual $xx Required $xx Variance -$xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Actual $xx Required  $xx Variance -$xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State; however, required state disclosures are missing from loan file.

x. WV Collateral Protection Insurance Notice x
x. Co-Signer Notice
x. Financial Institution Insurance Disclosure
x. Non-Deposit Investment Product Disclosure
x. Financial Institution Insurance Disclosure
																									x. Non-Deposit Investment Product Disclosure"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74865601	xx	618	Not Applicable	51.053%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$23,200.00	2.000%	$443.73	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated xx; however, current assignment should be with xx.
There is one civil judgment against the borrower found open in the amount of $xx.
There is one Muni/ City/ Code Lien against the subject property found one in the amount of $xx. According to updated title report, x installment of county taxes for the year of xxxx was paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. POC was filed on xx in the amount of $xx with amount of arrearage $xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx.  Summon & complaint of foreclosure was filed dated on xx. Judgment was entered on xx and foreclosure sale was schedule for xx.  Due to filing of bankruptcy by borrower on xx FC process currently was put on hold.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of $xx which was applied to xx. The next due date is xx.  As per payment history, the current UPB is being reflected in the amount of $xx.
Reason for default is unemployment.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx.  Summon & complaint of foreclosure was filed dated on xx. Judgment was entered on xx and foreclosure sale was schedule for xx.  Due to filing of bankruptcy by borrower on xx FC process currently was put on hold.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx on xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. POC was filed on xx in the amount of $xx with amount of arrearage $xx.	This loan modification was done on xx between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is $xx and lender defer in the amount of $xx which was paid on maturity date. As per modification agreement interest bearing amount is $xx and modification original rate is xx and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx.	Field: Borrower Last Name Loan Value: xx
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Data retrieved from the payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
																									Loan data is $xx which is comparison with $xx and variance is -$xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63901377	xx	661	Not Applicable	19.419%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$481.17	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx.
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
The borrower agree to pay the UPB of $xx with interest rate of xx % and P&I of $xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
Collection comment dated xx shows that the foreclosure was initiated in the loan and was referred to attorney on xx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower xx had filed bankruptcy under chapter xx with case# xx on xx. The plan was later confirmed on xx.
The loan is currently in active bankruptcy.
Collection comment dated xx shows that the subject property is vacant.
Foreclosure Comments:Collection comment dated xx shows that the foreclosure was initiated in the loan and was referred to attorney on xx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with case# xx on xx. The plan was later confirmed on xx.
The creditor had filed POC on xx in the claim amount of $xx with arrearage in the amount of $xx.

Loan Modification agreement was made between borrower xx and lender xx on effective date xx.
The borrower agree to pay the UPB of $xx with interest rate of xx and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: First Payment Date Loan Value: xx
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Data from modification   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl x) "Final application is present in the loan file however it is not signed or dated by the borrower."
* Application Not Signed by All Borrowers (Lvl x)     "Final application is present in the loan file however it is not signed or dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease risk indicator is moderate as loan is failing for State Regulations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan did not pass the prohibited fees test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71325813	xx	513	Not Applicable	44.419%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$255.96	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
Chain of assignment has not been completed. Currently, the mortgage is with xx. It should be with xx.
No active judgments and liens have been found.
Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount of $xx which was applied for xx. As per the review of the PACER reports, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. As per the document located at xx, the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx.
As per the bid instruction located at xx, the sale was scheduled for xx at the bid amount of $xx. The notice of Trustee’s sale is located at xx. The borrower xx had filed bankruptcy under chapter xx with the case# xx and FC was placed on hold. The RFD is unemployment. The loan was modified once since origination. The property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:As per the document located at xx, the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx.
As per the bid instruction located at xx, the sale was scheduled for xx at the bid amount of $xx. The notice of Trustee’s sale is located at xx. The borrower xx had filed bankruptcy under chapter xx with the case# xx and FC was placed on hold.
Bankruptcy Comments:As per the review of the PACER reports, the borrower xx had filed bankruptcy under chapter xx with the case# xx. As per the chapter xx plan filed on xx, the debtor shall pay the trustee $xx per month for the period of xx months. The POC was filed on xx with its secured amount as $xx and the arrearage amount is $xx. Chapter xx Plan was confirmed on xx.	This modification agreement was signed between the borrower xx and the lender xx on xx.
The UPB is $xx. The borrower promises to pay P&I in the amount of xx with the interest rate of xx, beginning from xx. The maturity is xx.	Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per the payment history, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
																									xx.Insurance Solicitation/Post Commitment Requirement"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35687705	xx	595	607	36.141%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$388.16	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
Chain of assignment is incomplete. Currently the assignment is with xx; however, current assignment should be with xx.
No active judgment or liens are found pending.
According to updated title report annual combined taxes for the year of xxxx is delinquent in the amount of $xx.xx which was due on xx/xx/xxxx and good through date wasxx/xx/xxxx.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. Motion for relief from stay was filed on xx. POC was filed on xx in the amount of $xx with amount of arrearage $xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and foreclosure sale was schedule for xx. Due to filing of bankruptcy by borrower on xx foreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of $xx which was applied to xx. The next due date is xx.  As per payment history, the current UPB is being reflected in the amount of $xx.
According to servicing comment dated xx, reason for default is excessive obligations.
According to servicing comment, subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and foreclosure sale was schedule for xx. Due to filing of bankruptcy by borrower on xx foreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. Motion for relief from stay was filed on xx. POC was filed on xx in the amount of $xx with amount of arrearage $xx.	This loan modification was done on xx between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is $xx and modification original rate is xx and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx.

Field: Borrower #x Last Name Loan Value: xx
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Tenant   Variance:    Variance %:    Comment: Data retrieved from the loan application   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Data from modification   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the first lien prohibited fees test.
This loan failed the first lien origination fee test.
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien origination fee test.
The loan charges more than a x% origination fee
Loan data is $xx which is compared with $xx and variance is $xx
This loan failed the origination fee and broker fee test. The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than x%.
Loan data is $xx which is compared with $xx and variance is +$xx
Fees are -
Loan Origination Fee - $xx
Yield Spread Premium (Indirect / POC) -  $xx
Processing Fee -  $xx"
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3922570	xx	Unavailable	Not Applicable	36.447%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$583.31	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx. The assignment should be with xx.

There are three junior judgments against the borrower. The first in the favor of xx. The second in the favor of xx. The third in the favor of xx.
The tax certificate of was required to know the tax status.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The borrower is currently delinquent for xx months and next due date is xx. The UPB reflected in the payment history is in the amount of $xx.
The reason for default is unable to be determined.
The loan has been modified, the Step modification agreement was signed between the borrower xx and the lender xx on xx.
The foreclosure was initiated and referred to an attorney on xx. However, the borrower xx had filed bankruptcy under chapter xx with the case# xx and foreclosure  put on hold.
The occupancy of the property is unable to be determined.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. However, the borrower xx had filed bankruptcy under chapter xx with the case# xx and foreclosure  put on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx on xx. The plan was confirmed on xx. The date of last filing is xx. The POC was filed by xx, with the secured claim amount of $xx and the arrearage is $xx. According to amended chapter xx plan dated xx, the debtor shall pay the trustee $xx per month for xx months.	This Step modification agreement was signed between the borrower xx and the lender xx on xx.The Unpaid principal Balance is $xx with interest rate xx which steps up in xx steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is dated on xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Field: Property County Loan Value: xx	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58473190	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$56,936.58	2.000%	$402.31	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx. The subject mortgage was recorded xx. The chain of the assignment has been completed. The current assignment is with xx. The first installments of county taxes for the year xxxx have been paid in the amount of $xxxx.xx. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for x/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.

Collections Comments:The review of comment history states that the loan is in active bankruptcy.
According to comment history xx, the borrower's reason for default is unemployment. The comment history dated xx shows that the property has been occupied by the owner himself.
Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on xx. The complaint was filed. The sale was scheduled on xx. The foreclosure process was kept on hold from xx because of active bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx, dated xx. The plan was confirmed on xx.
The POC was filed on xx, the amount of claim is $xx and amount of arrearage is $xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx and the value of property is $xx.
There is no any evidence of cram down.
The modification agreement was done on xx, between the (borrower) xx and the (lender) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx out of which, the borrower promises to pay the interest bearing amount of $xx at the interest rate of x% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx.
A deferred balance of $xx has been stated.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: The UPB is $xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, itemization are missing from loan file."	* Application Missing (Lvl x) "Final xxxx is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "As final TIL is missing from the loan file, we considered the APR as x.xxx% to run ComplianceEase."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good Faith Estimate is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial truth in lending is missing from loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.xx Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99906141	xx	Unavailable	Not Applicable	17.477%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$281.55	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
Chain of assignment is incomplete.  No single assignment of mortgage is available in the updated title report but current assignment should be xx.
There is one civil judgment against the borrower xx.
According to updated title report, annual combined taxes for the year of xxxx was paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xx,xxx.xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx and plan was confirmed on xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. POC was filed on xx in the amount of $xx with amount of arrearage $xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. .No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of $xx which was applied to xx. The next due date is xx.  As per payment history, the current UPB is being reflected in the amount of $xx.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. . Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. .No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx and plan was confirmed on xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per month for the xx months. POC was filed on xx in the amount of $xx with amount of arrearage $xx.	This loan modification was done on xx between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is $xx and modification original rate is xx and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx.
Credit Report Initial Escrow Acct Disclosure	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| x (Days) |----| Comment: Per executed modification agreement in the file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker. FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker. FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure Statement"
																									* Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89857088	xx	Unavailable	Not Applicable	38.655%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx. However, the assignment is missing to xx.
The first and second installment county taxes of xxxx-xxxx have been paid in the amount of $xxxx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx had filed bankruptcy under chapter xx with case # xx and the plan was confirmed on xx. According to the chapter xx plan dated xx, the debtor shall pay to the trustee the sum of $xx per month from x to xx months and then $xx per month from xx to xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $xx. The POC was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx.  According to the document of notice of trustee sale located at xx, the foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under chapter xx with case # xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The reason for default as per servicing comment is a reduction of income.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx.  According to the document of notice of trustee sale located at xx, the foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under chapter xx with case # xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx on xx and the plan was confirmed on xx. According to the chapter xx plan dated xx, the debtor shall pay to the trustee the sum of $xx per month from x to xx months and then $xx per month from xx to xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $xx. The POC was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.	Not Applicable	Credit Report Missing DU/GUS/AUS Missing Required State Disclosures Origination Appraisal	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: UPB is $xx. Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Missing final DU/AUS from the loan file."	* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
																									Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35693689	xx	637	Not Applicable	48.068%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx, shows that the subject mortgage was originated on xx. The chain of assignment has not been completed. The current assignment should have been with xx.	According to the payment history as of x/x/xxxx, the borrower is currently delinquent for xx months. The last payment was received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in Bankruptcy.
The borrower is currently delinquent for xx months. The last payment was received on xx,  the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx, reason for default is death of borrowers family.
As per comment dated xx, property has fire damage on xx. As per the comment dated xx, mentioned about loss draft mail says that IAO $xx payable on xx to Estate of xx. No exact information about the repair has been found in the collection comment.

Foreclosure Comments:The foreclosure was initiated. The file referred to an attorney and the complaint  filed is unavailable. Hearing was scheduled on xx.  However, the foreclosure was put on hold for  the borrower had filed bankruptcy under chapter-xx with the case# xx filed on xx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx filed on xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx. The debtor shall pay to the trustee $xx per Month for xx month(s). Plan was confirm on xx. There is no comment indicating a cramdown.	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Field: Property County Loan Value: xx Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Payment history reflects UPB as $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The notice of service transfer missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state.
The following disclosures are missing from the loan file:
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of service transfer missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,640.10	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67851047	xx	685	696	61.069%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$505.77	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from xx. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
First combined taxes for the year of xxxx have been paid on xx/xx/xxxx and second taxes are due on xx/xx/xxxx each in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx had filed bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months. The POC was filed on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx.
The Loan modification agreement was made on xx, between the borrower xx and the lender xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. No, the deferred amount has been found in the modification. Hence, the interest-bearing amount is $xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: No foreclosure activity has been found. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: The UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test.
xx House Enrolled Act xxxx requires the xx Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the xx Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test:

TILA APR Test:

IN License Validation Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx (Lvl x)     "As per application dated xx the total monthly income is $xx and total monthly expenses is %xx .Hence DTI > xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Indiana state. The following required state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL not hand dated."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31268713	xx	695	Not Applicable	34.975%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$259.82	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the subject mortgage is current assigned with the, xx.
There is an active civil judgment against the borrower xx.
Annual County tax of xxxx is yet to follow.
Review of the payment history provided from x/x/xxxx to x/x/xxxx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of $xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Review of the collection comments state that the foreclosure was initiated and referred to attorney on xx. Foreclosure file was placed on hold due to borrower has filed bankruptcy on xx. Currently foreclosure is on hold due to active bankruptcy.
Borrower filed bankruptcy under chapter xx case# xx. POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx Plan was filed on xx which was objected on xx. Later on xnd Amended Chapter xx Plan was filed which was objected on xx by the trustee. xx Amended Chapter xx Plan was filed on xx which states that the debtor shall pay $xx per month for xx months and the debtor shall make subject pre-petition arrears in the total amount of $xx.  Currently debtor is in active bankruptcy.
As per comment dated xx subject has been occupied by the owner.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated and referred to attorney on xx. Foreclosure file was placed on hold due to borrower has filed bankruptcy on xx. Currently foreclosure is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower filed bankruptcy under chapter xx case# xx. POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx Plan was filed on xx which was objected on xx. Later on xnd Amended Chapter xx Plan was filed which was objected on xx by the trustee. xth Amended Chapter xx Plan was filed on xx which states that the debtor shall pay $xx per month for xx months and the debtor shall make subject pre-petition arrears in the total amount of $xx. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Current Occupancy Loan Value: Owner (or Former): Second Home Tape Value: Owner (or Former): Primary Home |---| |----| Comment: Data retrieved from the loan application Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Data retrieved from Pay history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94596180	xx	657	Not Applicable	49.914%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.875%	$605.89	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx. However, the missing assignment is to xx.
There are ten certificates of water/sewer liens against the subject property total in the amount of $xx which were in the favor of different plaintiffs and they are recorded on different dates; however, all the liens are redeemed on different dates. No water/sewer lien are open against the property.
There is state tax lien against the borrower xx.
Third and fourth combined taxes for the year of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx respectively each in the amount of $x,xxx.xx and $x,xxx.xx respectively.
First and second combined taxes for the year of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx respectively each in the amount of $x,xxx.xx.
First Utility taxes for the year of xxxx are delinquent on xx/xx/xxxx in the amount of $x.xx and they are good through on xx/xx/xxxx.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
The reason for the default of the borrower was a curtailment of income as the borrower had to retire early due to disability.
As per the servicing comments, the borrower made the all three trial payment plan in xx; however, he did not make subsequent full trial payment; however, the modification was denied on xx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The notice of lis pendency was filed by the creditor xx with the foreclosure case# xx; however, the foreclosure file was put on hold as the borrowers xx had filed bankruptcy under chapter-xx with the case# xx.
Bankruptcy Comments:According to the PACER, the borrowers xx had filed bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for xx months. The first xx months in the amount of $xx and the remaining xx months in the amount of $xx. The POC was filed on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down. Last time bankruptcy was filed on xx.	The Loan modification agreement was made on xx, between the borrowers xx and the lender xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. No, the deferred amount has been found in the modification. Hence, the interest-bearing amount is $xx. The loan has been modified thrice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: The UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: Loan Data:$xx Comparison Data:$x.xx Variance:+$xx
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
x overnight delivery, messenger, fax, and other special delivery fees;
x flood certification fees;
x pest inspection or certification fees;
x final inspection fee;
x outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;
x certified check fees;
x credit report and appraisal update fees;
x not more than one-year of mortgage insurance premiums;
x survey fees;
xxrecording fees;
xxtitle and title search fees, including title insurance premiums;
xxtaxes;
xxtax service fees;
xxradon test fees;
xxother third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous.
This loan passed the discount points and origination fee test.
Mortgage brokers may charge a single fee, denominated as either discount points or an origination fee. Mortgage brokers may not charge both discount points and an origination fee."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Loan Data:$xx Comparison Data:$xx Variance:-$xx
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: Loan Data:$xx Comparison Data:$xx Variance:-$xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at New Jersey state. The following required state disclosures are missing from the loan file.
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Choice of Insurer Disclosure
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16942007	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$332.18	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx. However, it should be with xx.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected in the amount of $xx.
As per the comment dated xx, the reason for default is an excessive obligation.
The Step modification agreement was signed between the borrower xx and the lender xx. Previously, the loan has been modified on xx.

The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
The borrower xx had filed bankruptcy under chapter xx with the case # xx and the plan was confirmed on xx. The date of the last filing is xx.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per collection comment dated xx, the post-petition due date is xx and POC arrearage balance in the amount of $xx.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx and the plan was confirmed on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months. The POC was filed on xx with the secured claim amount of $xx and the arrearage is $xx. The date of the last filing is xx.	This Step modification agreement was signed between the borrower xx and the lender xx, on xx.
The Unpaid principal Balance is $xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx. Previously, the loan has been modified on xx.	Affiliated Business Disclosure Credit Application Credit Report	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: The payment history reflects the UPB is in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xxxx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56183499	xx	Unavailable	Not Applicable	53.497%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,743.69	4.125%	$764.28	xx/xx/xxxx	Financial Hardship	The review of the updated title report as of xx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, the assignment is missing to xx.
There is junior mortgage in the amount of $xx.
No active judgments or liens have been found.
The annual county taxes of xxxx/xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx. The borrower had filed the bankruptcy under chapter-xx with the case# xx and the plan is not confirmed yet. The bankruptcy was dismissed on xx. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and the complaint was filed on xx. According to the notice of trustee's sale located at xx, the sale was scheduled on xx. The borrower had filed the bankruptcy under chapter-xx with the case# xx on xx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB reflected is in the amount of $xx till the due date of xx. The loan modification agreement was made between the borrower xx and the lender xx which was recorded on xx. The loan has been modified once since origination. The comment dated xx states that the reason for default was an excessive obligation. According to the comment dated xx, the subject property is owner-occupied. No damage and repairs have been found.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx. According to the notice of trustee's sale located at xx, the sale was scheduled on xx. The borrower had filed the bankruptcy under chapter-xx with the case# xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-xx with the case# xx and the plan is not confirmed yet. The bankruptcy was dismissed on xx. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made between the borrower xx and the lender xx which was recorded on xx. The modified new principal balance is $xx of which $xx is deferred with an interest rate of xx and P&I of xx. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: The deferred principal per payment history is $xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value: Attached   Variance:    Variance %:    Comment: The subject property type is detached.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of California. However, the following state disclosures are missing from the loan file.
x.Impound Account Disclosure.
x.Cosigner Notice.
x.Private Mortgage Insurance Disclosure.
x.Earthquake Disclosure forCondominiums.
x.Hazard Insurance Disclosure.
x.Insurer RecommendationDisclosure.
x.CA Fair Lending Notice.
x.Anti-Tying Disclosure.
x.Privacy Notice.
xx.Notice of Right to Copy of Appraisal.
xx.Application for Credit-Married Persons.
xx.Fair Debt Collection Notice.
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date was changed from xx to xx and rescission date was changed to xx."
																									* Settlement date is different from note date (Lvl x) "Settlement date different form note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23021874	xx	720	Not Applicable	26.603%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$858.52	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment is not completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x There are civil judgments in the total amount of $xx.
x There are three state tax lien in the amount of $xx.
Annual county taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the case# xx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case# xx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments: xx had filed bankruptcy under Chapter xx case# xx and the date of last filing was on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
Debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
Voluntary petition filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is $xx. The maturity date is xx.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the date the rate was set validation test.
This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
HOEPA Higher-Priced Mortgage Loan Date the Rate Was Set Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the date the rate was set validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing"
																									* Settlement date is different from note date (Lvl x) "The settlement date as per HUD-x is xx, which is later than Note date xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71610086	xx	Unavailable	Not Applicable	54.839%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is incomplete. The latest assignment of mortgage is with xx. However, it should be with xx.
There is a junior mortgage against the subject property in favor of xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xxx.xx.No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received in the amount of $xxx.xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xx,xxx.xx.	Collections Comments:Loan is in active bankruptcy. Payment history is missing from xx to xx. The loan is in delinquency for xx months. The next due date for the payment is xx. The last payment of xx was received in the amount of $xx. The unpaid principal balance is not available in the provided payment history. Although, the tape data reflects the current unpaid principal balance in the amount of $xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per note terms. The loan is not yet modified since origination.
According to the available servicing comments dated from xx to xx, the foreclosure was initiated on the subject property on xx. The foreclosure file was referred to an attorney on xx. The foreclosure was placed on hold due to bankruptcy filed by the borrower on xx.
The borrower xx had filed bankruptcy under chapter xx with case # xx on xx and the plan was confirmed on xx.
Foreclosure Comments:According to the available servicing comments dated from xx to xx, the foreclosure was initiated on the subject property on xx. The foreclosure file was referred to an attorney on xx. The foreclosure was placed on hold due to bankruptcy filed by the borrower on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case # xx on xx
The voluntary petition was filed on xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and the value of collateral that supports this claim is $xx; however the unsecured portion is $xx. The POC was not filed. The confirmation hearing on xx.
The borrower already filed bankruptcy twice prior to the current bankruptcy. The first bankruptcy was filed under chapter xx with case # xx on xx and the plan was confirmed on xx.
Not Applicable	Credit Report Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Bankruptcy filing date is xx; however tape data shows xx. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History Loan Value: Unavailable Tape Value: $xx Variance: Variance %: Comment: Deferred principal per payment history is unavailable; however tape data shows $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file. However, the appraised value is updated from xxxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Alabama. The following state disclosure is missing from the loan file.
																									x. Choice of Insurer."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15333379	xx	680	652	62.184%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,665.84	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx.
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
* One junior mortgage found opened in the amount of xx.
* One more junior mortgage found opened in the amount of $xx.
Active Judgments and Liens;
x) One senior state tax lien found pending against the borrower xx.
x) One IRS lien found pending against the borrower xx.
Property Tax Status;
x) x installment of county taxes for the year of xxxx-xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) x installment of county taxes for the year of xxxx-xxxx has been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found pending.
Review of payment history as of xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx for the due date of xx. The unpaid principal balance is in the amount of $xx. The current interest rate is xx with P&I in the amount of $xx.
Collection comment dated xx shows that the foreclosure was initiated in the loan and FC file was referred to attorney on xx. Comment dated xx shows that the foreclosure complaint was filed on xx. According to the document "Notice of Trustee's Sale" located at xx the foreclosure sale date was scheduled for xx; however, the foreclosure process was placed on hold due to bankruptcy. The borrower xx had filed bankruptcy under chapter xx with case# xx on xx.
The loan is currently in active bankruptcy.
Loan Modification agreement was made between borrower xx and lender xx. on effective date xx.
Collection comment dated xx shows reason for default is curtailment of income.
Comment dated xx shows that the subject property is owner occupant with no visible damages or repairs.

Foreclosure Comments:Collection comment dated xx shows that the foreclosure was initiated in the loan and FC file was referred to attorney on xx. Comment dated xx shows that the foreclosure complaint was filed on xx. According to the document "Notice of Trustee's Sale" located at xx the foreclosure sale date was scheduled for xx; however, the foreclosure process was placed on hold due to bankruptcy. The borrower xx had filed bankruptcy under chapter xx with case# xx.
The loan is currently in active bankruptcy.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case# xx. The plan was confirmed on xx.
The POC was filed on xx in the claim amount of $xx and arrearage in the amount of $xx. Loan is still in active bankruptcy.
Loan Modification agreement was made between borrower xx and lender xx. effective from xx.
The borrower agreed to pay the modified UPB of $xx with interest rate of xx and P&I of of $xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
Good Faith Estimate Initial Escrow Acct Disclosure Origination Appraisal	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| x (Days) |----| Comment: MOD first payment date is xx, tape shows xx. Tape Source: Initial Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property is PUD, tape shows single family   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: current UPB is $xx, tape shows $xx Tape Source: Initial Tape Type:	3: Curable	* DU/GUS/AUS has issues or conditions (Lvl 3) "Missing a required document to verify Final DTI. Missing mortgage statement for REO property located at xx.
Missing a required document to verify Final DTI.  Missing mortgage statement for REO property located at xx.
Missing a required document to verify Final DTI.  Missing mortgage statement for REO property located at xx."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Missing Lease agreement/Schedule E to verify gross rental income for REO property address xx.
Missing Lease agreement/Schedule E to verify gross rental income for REO property address xx."
* tax return (Lvl 3) "Missing last two years income tax returns ."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed the QM DTI Threshold due to a DTI of xx."
* DTI > xx (Lvl x)     "DTI is greater than xx.
The subject loan a Conventional refinance primary transaction with full documentation and DU recommendation is Approve/Eligible. The DTI at the time of origination was xx.
Borrower income at the time of origination was $xx and total expenses were in the amount of $xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good Faith Estimate IS missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
																									* Missing Appraisal (Lvl x) "Appraisal at origination is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53817067	xx	528	Not Applicable	39.063%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$3,072.12	3.875%	$880.12	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignee is xx. It should be with xx. There is a senior active judgment in the amount of $xx. There is a civil judgment in the amount of xx. There is a judgment in the amount of xx. Annual estimated tax is $x,xxx.xx with no prior year delinquency.	Review of payment history as of xx/xx/xxxx shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx that was applied for the due date of xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in active bankruptcy.
Review of loan file and servicing comment shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of $xx that was applied for the due date of xx. As per payment history, the current UPB is $xx.
As per collection comment, the foreclosure was initiated on loan in xx. As per comment dated xx, the foreclosure was referred to an attorney on xx. As per comment dated xx, the complaint was filed on xx. The Final judgment of foreclosure was entered on xx with case# xx. Later, the foreclosure was placed on hold on xx due to bankruptcy filing.  The debtor xx filed the bankruptcy under chapter xx with case# xx.
As per comment dated xx, the reason for default is excessive obligations. The borrower intends to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.

Foreclosure Comments:As per collection comment, the foreclosure was initiated on loan in xx. As per comment dated xx, the foreclosure was referred to an attorney on xx. As per comment dated xx, the complaint was filed on xx. The Final judgment of foreclosure was entered on xx with case# xx. Later, the foreclosure was placed on hold on xx due to bankruptcy filing.  The debtor xx had filed the bankruptcy under chapter xx with case# xx.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case# xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx however the unsecured portion is $xx. As per chapter xx plan dated xx, the debtor agreed to pay $xx per month to the trustee for xx months. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx. Loan is still in active bankruptcy.	Loan Modification agreement was made between borrower xx and xx on xx. The borrower had given promise to pay the new UPB of $xx with interest rate of xx and P&I of xx with fixed amortized. First payment was started from xx and the maturity is xx. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date xx. The UPB that has been amortized is $xx as an interest bearing amount.	Notice of Servicing Transfer Origination Appraisal	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: MOD first payment date is xx, tape shows xx. Tape Source: Initial Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Property type is PUD, tape shows single family   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Current UPB is $xx, tape shows $xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Missing document tracxxinformation for Revised LE dated xx. Three Day Mail Method was used and receipt of Revised LE is failing timing due to a receipt date of xx is less than four business days before the Consummation date xx.
Missing document tracxxinformation for Revised CD dated xx. Three Day Mail Method was used and receipt of Revised CD is after receipt date for the following CD dated xx which was signed in person on xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $xx and the fees charged to the Borrower(s) exceed 3% the loan amount.  The Note reflects a loan amount of $xx.  Fees charged to the Borrower(s) equal $xx which equal 3.33% of the loan amount.  A Cure to the Borrower for the difference is required."
* Required Documentation Missing or Incomplete (Lvl 3) "Missing document tracxxinformation for Initial CD dated xx. Three Day Mail Method was used and receipt of Initial CD is after receipt date for the following CD dated xx which was electronically signed on xx"	* Missing Appraisal (Lvl x) "***QC Kindly resolve the exception***

Appraisal report is missing from the loan file. However, subject Loan is a Refi Plus and as per Transmittal summary reflects No Appraisal was required."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure to the Borrower(s) on LE dated xx discloses the loan will not be transferred and the originator will service the loan."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27193303	xx	Unavailable	Not Applicable	32.760%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	2.000%	$776.81	xx/xx/xxxx	Financial Hardship	Updated title report shows that subject mortgage is active on the title at first lien position.
There is one civil judgment active against the borrower xx.
Property tax status :
The x and x installment county taxes of xxxx have been due in the amount of $xxxx.xx . The x installment will be due onxx/xx/xxxx and x will be due on xx/x/xxxx.
Provided payment history as of xx/xx/xxxx, reveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy and has been xx months past due.
The RFD is curtailment of income.
The borrower had filed the bankruptcy under chapter xx, case# xx.   The bankruptcy case was converted to Chapter xx.  As per the statement of intention filed on xx, the borrower intends to retain the property and wishes to continue maxxmonthly payments without re-affirmation agreement. The property has been claimed as exempt on the schedule C.
No evidence of damage or repair to the subject property has been found.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was recently initiated in xx and file was referred to an attorney on xx.  However, the file has been on hold due to bankruptcy. The sale date is scheduled. However, the recent sale date is unable to be determined.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx, case# xx. The bankruptcy case was converted to Chapter xx. As per the statement of intention filed on xx, the borrower intends to retain the property and wishes to continue monthly payments without re-affirmation agreement. The property has been claimed as exempt on the schedule C.	Loan Modification agreement was made between borrowers xx with xx on effective date of xx.
The borrower promised to pay the unpaid principal balance of $xx with interest rate of xx with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
The borrower had also promised to pay the deferred balance in the amount of $xx on the maturity date on xx. The unpaid principal balance that has been amortized is $xx as an interest bearing amount.

Credit Report	Field: Current Bankruptcy Chapter Loan Value: Chapter xx Tape Value: Chapter xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Unpaid principal balance based on pay history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data: $xx Comparison Data: $xx Variance: -$xx
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xx Comparison Data: $xx Variance:
-$xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Settlement date is different from note date (Lvl x) "According to final Hud-x, the settlement date is xx which is different from the note date of xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44515739	xx	Unavailable	Not Applicable	47.977%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$16,997.01	4.000%	$662.31	xx/xx/xxxx	Financial Hardship	According to title report dated xx, the subject mortgage was originated on xx.
Active judgments or liens are as follows:
There is a notice of lien (Mun) was filed by xx.

Property Tax:
The x installment county taxes of xxxx have been due in the amount of $x,xxx.xx.
The Payment History as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. T The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx.The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.

Collections Comments:The loan is active in bankruptcy and the next due date for regular payment is xx.
RFD: The reason for default is the curtailment of income.
The last contact to the borrower was made on xx in which the borrower had stated that she would make the payment soon.
No evidence of damage or repair to the property has been found.

Update:
As per the comment dated xx, the trustee had disbursed $xx towards the arrearage and leaving $xx still owed.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the sale date was scheduled. However, the date is not mentioned in the servicing comments. As per comment dated xx, the scheduled sale date is more than xx days calendar days. The foreclosure was later put on hold due to bankruptcy filed by the borrower under chapter xx on xx.
Bankruptcy Comments:The borrower has filed the bankruptcy under chapter xx, case# xx. The chapter xx plan has been confirmed on xx. The schedules filed on xx lists the value of collateral in the amount of $xx. The chapter xx plan states that the borrower will pay mortgage payment directly to the creditor in equal installment of $xx and arrears in the amount of $xx would be paid in equal installment of $xx.	The loan was modified on xx with lender xx. As per the terms, the new UPB is $xx and the deferred amount is $xx. The borrower promises to pay the interest bearing amount of $xx with fixed interest at the rate of xx from xx. The new maturity date will be xx.	Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: xxx Case type: bk Chapter: xx Asset: Yes Vol: xx
Field: Property Address Street   Loan Value: xx
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Taken from History. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72928549	xx	534	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$768.66	xx/xx/xxxx	Change of Terms	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active state tax liens against subject borrower xx.
There are multiple civil judgments against subject borrower xx
Annual county taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx with case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx with case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx.
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Property Address Street Loan Value: xx Field: Property City Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees Test: FAIL Loan data - $xx Compxarision data - $x.xx Variance - +$xx
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
(N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
FAIL"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL  Loan data - $xx  Compxarision data - $x.xx  Variance - +$xx
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
(N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
FAIL"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NJ State. The following state disclosures are missing from the loan file:
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15372735	xx	Unavailable	Not Applicable	40.363%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	2.000%	$411.39	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
x) There is a junior mortgage in the favor of xx.
The first and second installment town taxes of xxxx have been paid in the total amount of $xxxx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/x/xxxx.	Collections Comments:According to servicing comments, the loan is in the collection. The borrower had filed bankruptcy under chapter xx with the case xx. The case was dismissed on xx and terminated on xx.
According to servicing comments, the foreclosure was initiated. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The step loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx for xx months, then $xx with the interest rate of xx for xx months, then $xx with the interest rate of xx for xx months and $xx with the interest rate of xx beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is $xx.
The comment dated xx states that the primary borrower xx had deceased on xx. However, a death certificate was not found in the loan file.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx on xx. The case was dismissed on xx and terminated on xx.	The step loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of xx for xx months, then xx with the interest rate of xx for xx months, then xx with the interest rate of xx for xx months and xx with the interest rate of xx beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: Domings Tape Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data  $xx Comparison  $xx Variance  -$xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21029485	xx	701	Not Applicable	45.212%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$137.22	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from xx.
No active liens and judgments have been found against the borrower and the property.
County first and second taxes for the year of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx respectively each in the amount of $xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xx to the trustee. The POC was filed on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx.

The Loan modification agreement was made on xx, between the borrower xx and the lender xx. The borrower promises to make a monthly payment of xx with the rate of interestxx, beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. No, the deferred amount has been found in the modification. Hence, the interest-bearing amount is $xx. The loan has been modified twice since origination.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: No foreclosure activity has been found. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The first payment date per latest modifications xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Ohio state. The following required state disclosures are missing from the loan file.
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97239320	xx	505	Not Applicable	45.383%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is from xx. The latest assignment should be with xx.
No active judgments or liens have been found.
The x installment combined taxes of xxxx are paid in the amount $xxx.xx.
The x installment combined taxes of xxxx are paid in the amount $xxx.xx.
No prior year delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is reflected in the latest payment history in the amount of $xx,xxx.xx.	Collections Comments:Loan Status: The loan is active in collections.
Borrower Contact:  The last contact to the borrower was made on xx in which the borrower had requested servicer for a loan modification.
The reason for default is Unemployment. The borrower lost a full-time job and currently has part-time.
The last payment was received on xx in the amount of $xx which was applied for xx. The UPB is reflected in the latest payment history in the amount of $xx.

Foreclosure Comments:As per the foreclosure invoice, the foreclosure was referred to attorney on xx and the legal action was filed on xx. According to comment dated xx, the FC bid was completed and the sale was scheduled. However , the date is not mentioned.  The foreclosure was later put on hold due to bankruptcy filed by the borrower on xx.No further details have been found.
Bankruptcy Comments:The borrower had filed for bankruptcy under chapter xx with the case# xx. The POC was filed on xx for the secured claim in the amount of $xx and arrearage in the amount of $xx.The plan was confirmed on xx. The case has been dismissed on xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: As per the payment history, the current UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan state. The following state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16739619	xx	676	Not Applicable	20.937%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,048.44	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx.
There is one junior mortgage found open in the amount of xx.
According to updated title report, annual city as well county taxes for the year of xxxx have been paid in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Borrower has filed bankruptcy under Chapter xx, case # xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per months. Creditor filed a proof of claim on xx which reflects a total secured amount of $xx and secured arrearage in the amount of $xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx.  Due to filing of bankruptcy by borrower on xx  FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of $xx which was applied to xx. The next due date is xx.  As per payment history, the current UPB is being reflected in the amount of $xx.
According to servicing comment dated xx reason for default is illness of borrower.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx.  Due to filing of bankruptcy by borrower on xx  FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per months. Creditor filed a proof of claim on xx which reflects a total secured amount of $xx and secured arrearage in the amount of $xx.	This loan modification was done on xx between the (Borrower) xx & xx (Lender). The amortization type is fixed and new unpaid Principal balance is $xx modification original rate is xx and Monthly P&I is $xx. The modification payment start date is xx and new maturity date is xx.
Affiliated Business Disclosure	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Modification agreement has the first payment date as xx Tape Source: Initial Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Appraisal and title have the property as a single family dwelling in a pud   Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Form is missing from the loan file."	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29017345	xx	704	764	10.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xx. However, the current assignee should be xx. There is a junior mortgage in the amount of xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per provided payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with case# xx. As per chapter xx plan dated xx, the debtor shall pay $xx per month to the trustee for xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx. No foreclosure activities have been found. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of $xx that was applied for the due date of xx. The next payment is due on xx. The loan is not yet modified since origination. The borrower is looxxfor modification. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs. As per latest exterior BPO report dated xx, the subject property is owner occupied with no visible damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with case# xx. As per chapter xx plan dated xx, the debtor shall pay $xx per month to the trustee for xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx.	Not Applicable	Affiliated Business Disclosure	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Data received from the collection comments Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9804224	xx	755	Not Applicable	43.274%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$229,715.37	2.000%	$1,111.11	xx/xx/xxxx	Financial Hardship	Current title report is dated xx. The original mortgage and subsequent assignments of mortgage are recorded on the report. The report has the following note: Additional Description of the defect: Assignor name should be xx. A possible break in the chain of assignments could exist. Also recorded on title is a modification agreement dated xx. Real estate taxes of $x.xxx.xx are current. There are two title issues as follows: x) xx.	As ofxx/xx/xxxx the loan was due for xx/x/xxxx and has been over xxx days delinquent for the last xx months	Collections Comments:Comments give reasons for delinquency as increased obligations due to increase real estate taxes and income curtailment. There is not any indication of a cram down and the property continues to be a xx family owner occupied property. There is not any damage or repairs indicated in the comments

Update:
As per collection comment dated xx, the post-petition due date is xx and POC arrearage balance in the amount of $xx.
Foreclosure Comments:Lis pendens was recorded xx.  The final foreclosure judgment was entered xx.  There is bid information in the file with a sale date of xx.  Of note, the borrower filed bankruptcy xx to halt the sale
Bankruptcy Comments:The borrower filed bankruptcy xx and submitted a payment plan on xx which was approved xx. Proof of claim was filed xx for $xx and $xx arrearages. Of note, the voluntary petition disclosed that the borrower had previously filed bankruptcy on xx and xx.	Loan opened xx as a xx month fixed rate loan at xx with xx months interest only with payments of $xx beginning xx followed by xx months of principal and interest payments of $xx beginning xx. The maturity date was xx. Loan modification dated xx changed the loan to xx month fixed rate step program as follows: xx months at xx with payments of $xx beginning xx, xx months at xx with payments of $xx beginning xx, xx months at xx with payments of $xx beginning xx, and xx months at xx with payments of $xx beginning xx. The maturity date was changed to xx. The new principal balance was $xx with $xx interest bearing and $xx deferred	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data $xx Comparison Data $xx Variance-$xx.

This loan failed the TILA APR test.
																									TILA APR Test: FAIL Loan data xx Comparison Dataxx Variance-xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90123077	xx	696	Not Applicable	54.493%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$21,665.24	3.750%	$1,465.09	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from xx. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
First and Second county taxes for the year xxxx-xxxx have been paid in the amount of $x,xxx.xx and $x,xxx.xx respectively.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
The borrower requested for the loan modification; however, the borrower was not qualified for the loan modification. Hence, the modification was denied for the loan being previously modified.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
No additional information was found in recent collection comments review.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated. The notice of default was filed by the creditor xx. The notice of trustee sale was scheduled on xx; however, the foreclosure file was put on hold as the borrower xx had filed bankruptcy under chapter-xx with the case# xx.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx. The plan is not confirmed yet. As per the proposed chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months for the total amount of $xx to the trustee. The POC was filed on xx with the POC amount of $xx and the amount of arrearage is $xx. The Schedule-D in Voluntary petition shows $xx as unsecured portion out of claim amount $xx. The motion for relief from the automatic stay was filed by the creditor xx on xx as the debtor failed to make the post-petition payments; however, the motion was stipulated which was filed on xx. The borrower must cure the default computed through the xx payment in the amount of $xx and then after the amount of $xx each month. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx.
The Loan modification agreement was made on xx, between the borrower xx and the lender xx. The borrower promises to make a monthly payment of $xx with the rate of interest xx, beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. The lender deferred amount of $xx for the new principal balance. Hence, the interest-bearing amount is $xx. This modification does not contain any balloon provision.

Affiliated Business Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: The deferred balance per modification is $xx. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: The deferred balance per modification is $xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The first payment date per modification is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The UPB per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at California state. The following required state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date as per HUD-x is xx which is different than the note date xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97723534	xx	742	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$993.96	xx/xx/xxxx	Financial Hardship
The review of updated title report dated xx shows that the subject mortgage was originated on xx.
Active judgments and liens;
x) Four HOA liens have been found pending against the borrower xx.
x) HOA liens have been found pending against the borrower xx.
x) State Tax line has been found pending against the borrower xx.
x) State Tax lien has been found pending against the borrower xx.
x) State Tax lien has been found pending against the borrower xx.
x) State Tax lien has been found pending against the borrower xx.
xxxx Combined Annual Taxes have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes found.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.x% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:No evidences have been found regarding damages/repairs.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.

Review of loan file and collection comment states that foreclosure file was initiated in xx. The foreclosure file was referred to attorney on xx. The sale was scheduled on xx it got canceled due to BK case xx entered on xx under chapter xx and was terminated on xx. No further information is available about foreclosure filing.

Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor xx has filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Chapter xx plan entered on xx shows that debtor shall pay the payment $xx for xx months. The bankruptcy was dismissed on xx and was terminated on xx.

Foreclosure Comments:Review of loan file and collection comment states that foreclosure file was initiated in xx. The foreclosure file was referred to attorney on xx. The sale was scheduled on xx it got canceled due to BK case xx entered on xx under chapter xx and was terminated on xx. No further information is available about foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx. The creditor xx has filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Chapter xx plan entered on xx shows that debtor shall pay the payment $xx for xx months. The bankruptcy was dismissed on xx and was terminated on xx.

The loan modification agreement was made between xx and lender xx, (Lender) effective date is xx. The first modified payment has been started from xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The Borrower made the last payment as per the modification terms with interest rate of xx and modified P&I xx.

Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Modification first payment date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is "Moderate" due to TILA Finance Charge test fail.
TILA Finance Charge Test: The loan data is $xx, Comparison data is $xx and the Variance is -$xx.
.."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test and also TILA Finance Charge Test failed; however Loan data shows as $xx, Comparison Data is $xx and Variance is in the amount of -$xxx.xx."
* Missing Required State Disclosures (Lvl x)     "Choice of Insurer State disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Require Affiliated Business Disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8710670	xx	600	614	34.756%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,036.24	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

There is one state tax lien against the borrower xx.

There are two civil judgments open against the xx.

No prior years delinquent taxes have been found pending.	This loan is xx months past due and the next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date x/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx	Collections Comments:Loan Status: The loan is active in bankruptcy and has been xx months past due. The next due date is xx.
The RFD is medical issue with the borrower.  However, the borrower wants to keep the property.
The contact was made by the authorized third party to get the status of loan modification. He/ she was told that It was denied.
The foreclosure sale scheduled for xx was put on hold due to bankruptcy.
As per comment dated xx, the property is occupied by the owner. And the payment has been scheduled for xx.

Foreclosure Comments:According to servicing comments, the foreclosure file was referred to an attorney on xx . The foreclosure complaint was filed on xx. The sale was scheduled for xx. However, the file is on hold due to bankruptcy.
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter xx with case xx and the plan was confirmed on xx. The POC was filed on xx for secured claim in the amount of $xx and arrearage in the amount of $xx. The schedules list the collateral value in the amount of $xx.	The loan modification agreement was made between borrower xx and lender xx. on xx with a new principal balance of $xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of $xx beginning on xx till the maturity date of xx.	Affiliated Business Disclosure Missing Dicsloures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per tape data modification first payment date is xx, however according to collection comment it is xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per tape data unpaid current principal balance (UPB) per payment history is $xx, however according to collection comments it is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26373576	xx	631	Not Applicable	32.340%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$63,500.00	2.000%	$448.75	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx. The chain of the assignment has been completed. The current assignment is with xx.
The first installments of county taxes for the year xxxx-xxxx have been paid in the amount of $xxxx.xx. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/x/xxxx. The last payment was received on x/x/xxxx, in the amount of $xxx.xx, which was applied for x/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.	Collections Comments:The review of comment history show that the loan is in active bankruptcy. The reason for default is excessive obligation. The property has been occupied by the owner himself.
No damage or repair to property has been found.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on xx. The complaint was filed on xx with the case xx. The foreclosure process was kept on hold from xx because of active bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx, dated xx. The plan was confirmed on xx.
The POC was filed on xx, the amount of claim is $xx and amount of arrearage is $xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx and the value of property is $xx.
There is no any evidence of cram down.

The modification agreement was done on xx, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx out of which, the borrower promises to pay the interest bearing amount of $xx at the interest rate of xx with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx.
A deferred balance of xx has been stated.

Affiliated Business Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: The deferred balance is $xx,xx. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88595085	xx	750	Not Applicable	48.127%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$49.39	4.625%	$1,326.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx.
No active judgments and liens have been found.
The annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of the payment history reveals that the borrower has been delinquent for x months and the next due date for the payment is x/x/xxxx. The last payment was received in the amount of $x,xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx. The borrower had filed the bankruptcy under chapter xx with the case# xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim of $xx and an arrearage amount is $xx. The MFR has been filed on xx. According to amended chapter xx plan filed on xx, the debtor shall pay $xx per month commencing from xx for the period of xx months. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and the complaint was filed on xx. The borrower had filed the bankruptcy under chapter xx with the case# xx. However, the foreclosure was placed on hold. The review of the payment history reveals that the borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received in the amount of $xx which was applied for the due date of xx. The current UPB reflected is in the amount of $xx. The comment dated xx states that the reason for default was an excessive obligation. The loan modification agreement was made between the borrower xx and the lender xx on xx. The loan has been modified once since origination. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx. The borrower had filed the bankruptcy under chapter xx with the case# xx . However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case# xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim of $xx and an arrearage amount is $xx. The MFR has been filed on xx. According to amended chapter xx plan filed on xx, the debtor shall pay $xx per month commencing from xx for the period of xx months. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made between the borrower xx and the lender xx on xx. The new modified rate is xx and the borrower promised to pay P&I in the amount of $xx from xx with the maturity date of xx. The modified new principal balance is $xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Property City Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: The current UPB reflected is in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of New York. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
x.NY Interest Rate Disclosure.
x.NY Hazard Insurance  Disclosure.
x.Tax Escrow Account Designation.
x.Mortgage Bankers and Exempt Organizations Preapplication.
x.Part xx Disclosure.
x.Alternative Mortgage Transaction Disclosures.
x.Co-Signer Notice Requirements.
x.Default Warning Notice.
xx.Smoke Alarm Affidavit.
xx.New York Real Property Escrow Account Disclosure.
xx.Subprime Home Loan Counseling Disclosure.
xx.Subprime Home Loan Tax and Insurance Payment Disclosure.
xx.Subprime Home Loan Disclosure.
xx.Commitment Disclosure.
xx.Lock-in Disclosure.
xx.Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8293739	xx	656	Not Applicable	36.290%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.990%	$484.95	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
The first installment town taxes of xxxx are due in the amount $xxxx.xx for the due date x/x/xxxx.
The town annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case xx and the plan was not confirmed. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
The loan modification agreement was made on xx between the borrower xx, and lender xx. The borrower promises to make a monthly payment of $xx with the interest rate of xx beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is $xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx and the plan was not confirmed. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.	The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of xx beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: Current UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts state. The following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86552839	xx	698	Not Applicable	65.221%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed as the subject mortgage is with xx.
There is one junior mortgage in the amount of xx.
No active judgments and liens have been found.
Annual installment of county jurisdiction tax has been paid the amount of $xxx.xx onxx/xx/xxxx.
Annual installment of Town jurisdiction tax has been paid the amount of $xxx.xx onxx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment received to date is unavailable and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment received to date is unavailable and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected in the amount of $xx.
As per the comment dated xx, the reason for default is the death of the borrower.
The loan has never been modified since origination.
The foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
The borrower xx had filed Bankruptcy under chapter xx with the case # xx. The Debtor was dismissed for other reason on xx.
As per the comment dated xx, the subject property has been occupied by the owner. The recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter xx with the case # xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months. The Debtor was dismissed for other reason on xx. The motion for relief from stay was filed on xx. The date of the last filing is xx.	Not Applicable	Origination Appraisal	Field: Borrower Last Name Loan Value: xx
Field: Property Address Street   Loan Value: xx
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "As per application, total monthly income is $xx and expenses are $xx. Hence, DTI is greater than xx."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5281174	xx	626	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$18,824.02	5.000%	$249.54	xx/xx/xxxx	Financial Hardship	As of xx shows subject mortgage was originated on xx.
There is a civil judgment in the amount of xx
Property Tax Status:
The  x installment combined taxes of xxxx for both parcel are due in the amount of $x,xxx.xx. The due date isxx/xx/xxxx.
Prior taxes are paid.
The Payment History as ofxx/xx/xxxx reveals that the borrower has been the delinquent from xx/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/x/xxxx. The current P&I is $xxx.xx, and rate of interest is x.xxx%. The current UPB is in the amount of $xx,xxx.xx
Collections Comments:The loan is active in bankruptcy and is next due for xx.
The RFD is due to curtailment of income.
Loan Mod: As per comment dated xx, the modification was denied due to payment reduction was not met.
No evidence of property damage has been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx.  No further action was found.  The borrower filed the bankruptcy under chapter xx on xx.

Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the case# xx and the plan was confirmed on xx. The schedule filed on xx lists the value of collateral in the amount of $xx. The POC was filed on xx, in the secured claim amount $xx and an arrearage in the amount of $xx. As per order confirming chapter xx plan, the debtor shall pay the amount of $xx for monthly installment through trustee and arrears to be paid is in the amount of $xx.	The loan modification agreement was made between the borrower and lender, xx.
The new principal balance per modification is in the amount of $xx. Of the new principal balance, the amount of $xx has been deferred. Hence, the interest bearing amount of $xx to be paid at the rate of xx beginning from xx to the stated maturity date xx.	Credit Application	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Tape data shows UPB Plus deferred. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is Failing for the Tila Foreclosure Rescission Finance Charge Test amount of the $xx"
																									* ComplianceEase TILA Test Failed (Lvl x) "This loan is Failing for the Tila Finance Charge Test amount of the $xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48153682	xx	696	Not Applicable	39.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx. However, the assignment is missing to xx.
x) There is an active state tax lien against the borrower xx.
x) There is an active IRS lien against the borrower xx.
x) There is an active civil judgment against the borrower xx.
x) There is an active Hospital, Medical or Attorney Lien in the favor of xx
x) There is a Credit Card Judgment in the favor of  xx.
x) There is another Credit Card Judgment in the favor of xx.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The UPB is reflected in the amount of $xx till the due date of xx.
As per servicing comments, unable to determine the reason for default.
A review of collection comment shows no indication of post-closing foreclosure activity.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. The debtor shall pay $xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xx and the amount of arrearage is $xx.
Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63924695	xx	698	641	41.603%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$449.36	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx. The chain of the assignment has been completed. The current assignment is with xx.
There is a junior mortgage active found in the amount of $xx.
The state tax lien is active against the borrower in the amount of xx.
The first and second installments of county taxes for the year xxxx have been paid in the amount of $xxx.xx and $xxx.xx respectively. The current ownership is vested in the name of xx.
The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for x/x/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
According to comment history dated xx, the borrower's reason for the default is death in a family. The property has been occupied by the owner himself. No damage or repair to the property has been found.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on xx. The complaint was filed with the case# xx. The foreclosure process was kept on hold from xx because of active bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx, dated xx. The plan was confirmed on xx.
The POC was filed on xx, the amount of claim is $xx and amount of arrearage is $xx, under order confirming chapter xx, the debtor shall pay to the trustee in the amount of $xx for x months and $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx and the value of property is $xx.
There is no any evidence of cram down.

The modification agreement was done on xx, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx out of which, the borrower promises to pay the interest bearing amount of $xx at the interest rate of x% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx.
No deferred balance has been stated.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The modification first payment date is xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: The UPB as per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82631105	xx	646	Not Applicable	42.940%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$1,788.76	xx/xx/xxxx	Lower Payment	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx. However, it should be with xx.
There is a junior mortgage in the favor of xx.
There is a civil judgment in the favor of xx.
There is a civil judgment in the favor of xx.
There is a civil judgment in the favor of xx.
There is a civil judgment in the favor of xx.
There is a state tax lien in the favor of xx.
There is a mechanic lien in the favor of xx.
x installment of borough jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/x/xxxx.
x installment of borough jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/x/xxxx.
x installment of borough jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/x/xxxx.
xth installment of borough jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/x/xxxx.
Annual installment of utility jurisdiction tax of xxxx is due in the amount of $x,xxx.xx onxx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected in the amount of $xx.
As per the comment dated xx, the reason for default is servicing problem.
This loan modification agreement was made between (borrower) xx and (Lender) xx. Previously, the loan has been modified on xx.
The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
The borrower xx had filed bankruptcy under chapter xx with the case # xx and the plan was confirmed on xx. The date of the last filing is xx.
As per the comment dated xx, the subject property needs repair in the basement due to mold. As per the comment dated xx, the borrower stated that she had to do repairs on the property. However, the amount of repair is unavailable. No further details have been found.
As per the comment dated xx, the subject property has been occupied by the owner.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx and the plan was confirmed on xx. As per the chapter xx plan the debtor shall pay to the trustee the sum of $xx per month for x months and then $xx per month for xx months. The POC was filed on xx with the secured claim amount of $xx and the arrearage is in the amount of $xx. The date of the last filing is xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx. There is no provision for the balloon payment. Previously, theloan has been modified on xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: As per payment history, UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" for the following
This loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx, Comparison data is $xx and the Variance is -$xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xx, Comparison data is $xx and the Variance is -$xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan is failed for State Regulations
The loan data is xx, Comparison data is xx and the Variance is xx
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is failed for State Regulations
The loan data is xx, Comparison data is xx and the Variance is xx
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx, Comparison data is $xx and the Variance is -$xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xx, Comparison data is $xx and the Variance is -$xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.Commitment Disclosure
x.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85630092	xx	673	Not Applicable	44.942%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.500%	$1,032.47	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx, shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
There is a civil judgment in the favor of xx.
Annual installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/xxxx.
No, any prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected in the amount of $xx.
As per the comment dated xx, the reason for default is a curtailment of income.
The loan modification agreement was made between (borrower)  xx and (Lender) xx.
The borrower xx had filed bankruptcy under chapter xx with the case# xx. The date of the last filing is xx. The current status is awaiting confirmation hearing.
The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
The servicing comment dated xx show that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx. As per the amended chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months. The POC was filed by Creditor xx on xx with the secured claim amount is $xx and arrearage amount is $xx. The date of the last filing is xx. The current status is awaiting confirmation hearing.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of $xx beginning from xx. The maturity is xx. There is no provision for the balloon payment.	Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per the modification, the first payment date is xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per the payment history, the unpaid current principal balance is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure.
x. Carbon Monoxide Alarms.
x. MA Smoke Detector Certificate."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88543404	xx	670	Not Applicable	79.729%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,976.19	xx/xx/xxxx	Financial Hardship	Updated title report: As of xx shows subject mortgage was originated on xx. Missing assignment to xx. No active judgments or liens found. The Annual Tax Amount is $x,xxx.xx. The xxxx taxes were paid. The xxxx x Installment taxes are due byxx/xx/xxxx in the amount of $x,xxx.xx.	According to the seller tape data as ofxx/xx/xxxx, the borrower is delinquent for xx months and next due for the x/x/xxxx payment. The last payment received date is unknown due to the payment history being missing. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:According to the seller tape data as of xx, the borrower is delinquent for xx months and next due for the xx payment. The last payment received date is unknown due to the payment history being missing. The current P&I is $xx and interest rate is xx. The current UPB is reflected in the amount of $xx. The loan was modified on xx between the borrower xx and lender xx. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay for the amount of $xx with an interest rate of xx beginning on xx till maturity date of xx. The RFD provided in the servicing comments dated xx reflect Illness of Borrower. Borrower filed bankruptcy under chapter xx with the case# xx on xx. A Motion to Sell Property Free and Clear of Liens Under Section xx(f) was filed on xx. Unable to determine if the Motion to Sell Property was for the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy under chapter xx with the case# xx. A Motion to Sell Property Free and Clear of Liens Under Section xx(f) was filed on xx. Unable to determine if the Motion to Sell Property was for the subject property.	The loan was modified on xx between the borrower xx and lender xx. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay for the amount of $xx with an interest rate of xx beginning on xx till maturity date of xx.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Unable to find evidence of foreclosure prior to the active bankruptcy that was filed. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. TILA APR Test: FAIL Loan data x.xxx% Comparison data xx Variance -xx."
* DTI > xx (Lvl x)     "As per xxxx dated xx, the total monthly income is in the amount of $xx and the total monthly expenses is in the amount of $xx hence, DTI  is exceeding xx."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the State of Hawaii.  Missing the Required State Disclosures from the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated Business Disclosure is missing from the file."
																									* Settlement date is different from note date (Lvl x) "As per note loan origination date is xx and as per HUD settlement date is xx. Hence, settlement date is different from note date."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37492274	xx	Unavailable	Not Applicable	24.516%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$503.99	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment is not completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is credit card judgment in the amount of $xx.
xxxx/xx Combined taxes are due in the amount of $xxxx.xx for the due date of xx/xx/xxxx.
Review of the payment history provided fromxx/xx/xxxx to x/x/xxxx reveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Borrower is currently xx months behind his scheduled payments.
Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Review of the payment history provided from xx to xx reveals that borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Update:
As per the servicing comment dated xx, the reason for default is excessive obligation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter xx case# xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months.
As per amended chapter xx plan dated xx, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for xx months and sum of $xx for xx months.
Voluntary petition filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. New principal balance is $xx. The maturity date is xx.

Credit Report Missing Required State Disclosures Right of Rescission	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Modification First Payment Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:: Charged $xx allowed $xx Over By -$xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xx allowed $xx Over By -$xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:: Charged $xx allowed $xx Over By -$xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xx allowed $xxx Over By -$xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Missing Credit Report from the loan package."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Affidavit of Consideration

Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment

Mandatory Binding Arbitration Disclosures"
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93201218	xx	559	Not Applicable	33.985%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$352.86	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows subject mortgage was originated on xx Chain of assignment is complete as current assignee is xx. There are three State Tax Liens outstanding against xx.
There is one junior civil judgment against  xx.

Property taxes are current.
According to payment history datedxx/xx/xxxx, the loan is next due for x/x/xxxx payment. It has been past due for xx months. The last payment received in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:The loan is active in bankruptcy and has been past due since xx.
Loss mitigation:   According to servicing comment dated xx, the borrower was reviewed for the loan modification. However, it was denied and the letter was sent to the mailing address.
The property has been occupied.   No evidence of any damage or repair pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx.  the servicing comment dated xx shows that the sale was scheduled; however, the sale date is not mentioned.  But the file was later put on hold due to bankruptcy filed by the borrower on xx.

Bankruptcy Comments:The borrower filed bankruptcy under chapter xx, case# xx and the plan was confirmed on xx. The POC was filed by xx on xx amount of the secured claim amount $xx and an arrearage in the amount of $xx. According to the chapter xx plan dated on xx, the debtor shall pay to trustee $xx for xx months.	Loan Modification agreement was made between xx and xx on xx. The new principal balance is $xx. The agreement is a fixed amortization type with the first payment in the amount of xx is due on xx and the interest rate is at xx.	Affiliated Business Disclosure	Field: Borrower #x Middle Name Loan Value: R Tape Value: R. |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
																					Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing. Seasoned loan over x years."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73097446	xx	672	605	59.496%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$1,137.01	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
There are two active civil judgments against the borrower xx.
Annual County tax of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the payment history provided from xx/x/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in foreclosure. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Review of the collection comments state that the foreclosure was initiated in the loan. Foreclosure proceedings began on xx and the Complaint was filed on xx.  The Final Judgment was entered on xx with a total amount of $xx and the Foreclosure Sale Date was scheduled for xx.  Foreclosure file was placed on hold due to the borrower has filed Bankruptcy under chapter xx case # xx which placed the foreclosure file on hold.
Borrower filed bankruptcy under chapter xx case # xx. Schedule D of voluntary petition dated xx  shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. The POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. The Chapter xx Plan was filed on xx which was objected on xx. The “Motion for Referral to Mortgage Modification Mediation” was filed on xx by debtor. The “Motion to Dismiss Case” was filed on xx and “Order Ruling on Motion to Dismiss Case” was filed on xx which state that the case is dismissed.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated in the loan. Foreclosure proceedings began on xx and the Complaint was filed on xx.  The Final Judgment was entered on xx with a total amount of $xx and the Foreclosure Sale Date was scheduled for xx.  Foreclosure file was placed on hold due to the borrower has filed Bankruptcy under chapter xx case # xx which placed the foreclosure file on hold.
Bankruptcy Comments:Borrower filed bankruptcy under chapter xx case # xx . Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $xx and value of collateral is $xx therefore the unsecured portion is $xx. The POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. The Chapter xx Plan was filed on xx which was objected on xx. The “Motion for Referral to Mortgage Modification Mediation” was filed on xxby debtor. The “Motion to Dismiss Case” was filed on xx and “Order Ruling on Motion to Dismiss Case” was filed on xx which state that the case is dismissed.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Mortgage Insurance	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The Modification First Payment Date per the Agreement in the file is xx however the tape data reflects xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is a conventional loan and LTV exceeds xx therefor MI certificate is required which is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62800490	xx	598	667	38.245%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$734.77	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortgage was originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx.
There is a junior mortgage open against the subject property in the favor of xx.
There is an civil judgment open against the borrower in the favor of xx.
Annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history document is missing from the loan file.
As per seller tape data, the borrower has been delinquent from x/x/xxxx. The delinquency has been done for x months. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history document is missing from the loan file. As per seller tape data, the borrower has been delinquent from xx. The delinquency has been done for x months. The current P&I is $xx and interest rate is xx. The current unpaid principal balance is in the amount of $xx.
According to the PACER, xx (borrower) had filed bankruptcy under chapter xx with the case# xx. Schedule D in voluntary petition dated xx states the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx on xx, in the secured claim amount of $xx and an arrearage in the amount of $xx. Initial Plan was filed on xx. Amended plan was filed on xx. Plan was confirmed on xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Collection comment dated xx states that foreclosure was referred to attorney, which was completed on xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on date xx.
According to collection comment, no damages or repairs have been found. Latest BPO report is nota available in the loan file.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Collection comment dated xx states that foreclosure was referred to attorney, which was completed on xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on date xx. Currently loan is in bankruptcy.
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter xx with the case# xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx on xx, in the secured claim amount of $xx and an arrearage in the amount of $xx. Initial Plan was filed on xx. Amended plan was filed on xx. Plan was confirmed on xx.	The loan modification agreement was made between borrowers and xx on xx with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate xx and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx.	Initial Escrow Acct Disclosure Missing Required Disclosures Right of Rescission	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Loan was modified in xx and the Modification first payment date is xx. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal, property is in PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test:Loan Data:$xx Comparison Data:$xx Variance:-$xx

TILA Foreclosure Rescission Finance Charge Test:Loan Data:$xx Comparison Data:$xx Variance:-$xx

First Lien Lender Fees Test:Loan Data:$xx Comparison Data: $xx Variance:+$xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61721693	xx	666	Not Applicable	35.976%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated xx shows the mortgage was originated on xx.
There is an active mortgage found in the amount of xx.
The first and second installments of county taxes for the year xxxx have been paid in the amount of $xxx.xx and $xxx.xx respectively. The current ownership is vested in xx.
The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/x/xxxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.x%.	Collections Comments:The review of comment history shows that the loan is in collection. According to comment history dated xx, the borrower's reason for default is excessive obligation. The property has been occupied by the owner himself.
No damage or repair to the property has been found.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on xx. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: No active bankruptcy has been found. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No active bankruptcy has been found.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter xx   Variance:    Variance %:    Comment: No active bankruptcy has been found.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: The upb as per pay history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL; Loan Data:  $xx; Comparison Dat:  $xx; Variance:xx.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data:  $xx; Compariosn Data:  $xx; Variance: -$xx.

This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final good faith estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65724395	xx	609	Unavailable	46.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx shows subject mortgage was originated on xx.
 Property tax information:
The subject property has x parcels.
Second Installment RE Taxes are due in the total amount of $xxx.xx.
The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been delinquent since xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. Escrow balance is $-xxx.xx. Late Charge balance is $x.xx. Suspense balance is $x.xx.
Collections Comments:Loan Status:The loan is active in bankruptcy and the next due date is xx.
Loss mitigation: The trial mod plan was offered to the borrower. As per comment dated xx, the borrower was due for xrd trial payment for the month of Nov xx. The next comment dated xx states, the xrd trial payment was received on xx.  The modification document was sent to the borrower on xx.  However, the comment dated xx shows that the modification was denied because borrower failed to return the executed MOD agreement within required time frame.

Foreclosure Comments:According to the document located at xx, the FC judgment was vacated due to loan reinstatement by the borrower on xx. No recent FC activity has been found.

Bankruptcy Comments:The borrower had filed bankruptcy under Chapter xx with the Case # xx . The amended plan filed on xx was confirmed on xx. The POC was filed on xx in the secured claim amount $xx and an arrearage in the amount of $xx. The amended schedules filed on xx Docxx lists the value of collateral in the amount of $xx. The mortgage payments are to be paid through trustee in equal monthly installment of $xx.	Not Applicable	Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx Comment: No modification on this loan Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test. (IN HEA xxxx, Ind. Code § xx-x.x-x-xxx, Ind. Code § xx.x.x-x-xxx)
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is "Moderate" due to failure of "IN License Validation Test""
* Credit score not provided (Lvl x)     "Credit report is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report at origination is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41961335	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$275.24	xx/xx/xxxx	Financial Hardship
According to the updated title report as of xx, the subject mortgage was originated xx.
Three junior mortgages against the subject property are as follows
First in the favor of xx.
Second in the favor of xx?
Third in the favor of xx.
No active judgments or liens have been found.
The annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year's delinquent taxes have been found.
Review of the payment history as of x/x/xxxx, the borrower has been delinquent for xx months and the next payment due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. As per payment history, the UPB reflecting is in the amount of $xx,xxx.xx.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx, the borrower has been delinquent for xx months and the next payment due date for the payment is xx. The last payment was received on xx in the amount of $xx, which was applied for xx. As per payment history, the UPB reflecting is in the amount of $xx.

Reason for default is curtailment of income.

As per comments history dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per updated title report, the foreclosure was initiated in xx and the complaint was filed on xx. The judgment of foreclosure was entered on xx. The sale was scheduled on xx; however, it was put on hold as the borrower had filed the bankruptcy on xx. The loan is currently in bankruptcy.
Bankruptcy Comments:As per PACER report, the borrower xx had filed the bankruptcy under Chapter xx with the case xx. The POC was filed on xx with the secured claim of $xx and the amount of arrearage was $xx. As per order confirmed plan filed on xx, the debtor shall pay to the trustee the sum of $xx per month for xx composition. The date of the last filing of bankruptcy was xx.
This modification agreement was signed between the borrower xx and the lender xx on xx.
The unpaid principal balance was $xx with the interest rate of xx . The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx.
The prior modification was done on xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: xx. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit was found from the loan file. The Affidavit was made on xx and is located at xx.	* Application Missing (Lvl x) "Application missing unable to calculate Ratios."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is xx. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the bona fide discount points test. (NC §xx-x.xA (c)(x)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan Data x.xxx% Comparison Data xx Variance -xx."
* Final TIL Missing or Not Executed (Lvl x)     "The Final Truth in Lending Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76645293	xx	626	Not Applicable	39.148%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the latest assignee is xx. However, the current assignee should be xx. There are x civil judgments against the borrower in the amount of xx. Second installment of xxxx county taxes is due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The debtors xx had filed the bankruptcy under chapter xx with case# xx. As per chapter xx plan dated xx, the debtor shall pay $xx to the trustee for xx months. The plan was confirmed on xx. The MFR was filed on xx. The POC was filed on xx with POC amount of $xx & amount of arrearage is $xx. No foreclosure activities have been found. The borrower is not maxxthe payments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of $xx that was applied for the due date of xx. The next payment is due on xx. The loan is not yet modified since origination. The borrower intends to keep the subject property. The reason for default is curtailment of income, The subject property is owner occupied with no visible damages repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx had filed the bankruptcy under chapter xx with case# xx. As per chapter xx plan dated xx, the debtor shall pay $xx to the trustee for xx months. The plan was confirmed on xx. The MFR was filed on xx. The POC was filed on xx with POC amount of $xx & amount of arrearage is $xx.	Not Applicable	Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: No evidence of post-closing FC has been found. Tape Source: Initial Tape Type:
Field: Property County   Loan Value: xx
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Current UPB is $xx, tape shows $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18307384	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.250%	$116.53	xx/xx/xxxx	Lower Payment	Review of updated title report dated xx shows the subject mortgage was originated on xx.
Active judgments and liens found pending are as follows:
There are two active civil judgment liens against subject borrower which is in the amount of xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
According to the seller tape data the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx next due date is x/x/xxxx. Current UPB reflects in the provided tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx and the plan has not been confirmed yet. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.
According to the seller tape data the borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx next due date is xx. Current UPB reflects in the provided tape data is in the amount of $xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xx case# xx and the plan has not been confirmed yet. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Modification First Payment Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MO State. The following state disclosures are missing from the loan file:
MO Collateral Protection Act Notice
Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89706600	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.500%	$262.97	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows subject mortgage was originated on xx. Property tax are paid throughxx/xx/xxxx.	Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of $xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Review of the collection comments state that the foreclosure was initiated and file was referred to attorney on xx. Foreclosure was placed on hold due to borrower has fled bankruptcy under chapter xx case# xx. Currently foreclosure file is on hold due to active bankruptcy.
Borrower has filed bankruptcy under chapter xx case# xx. POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx Plan was filed on xx which state that the debtor shall pay $xx per month for xx months and Debtor shall make subject adequate protection payments directly to Mortgage Lender in the amount of $xx. Currently debtor is in active bankruptcy
As per latest comment dated xx subject property is occupied by the owner and in average condition.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated and file was referred to attorney on xx. Foreclosure was placed on hold due to borrower has fled bankruptcy under chapter xx case# xx. Currently foreclosure file is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx . POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx Plan was filed on xx which state that the debtor shall pay $xx per month for xx months and Debtor shall make subject adequate protection payments directly to Mortgage Lender in the amount of $xx. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: used payment from modification in file Tape Source: Initial Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl x) "per scope"
* Final TIL Missing or Not Executed (Lvl x)     "per scope"
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63548422	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$57,946.45	2.000%	$706.88	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment has not been completed. The latest assignment is with xx.
There is a junior open mortgage in the amount of xx.
No active judgments or liens have been found.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/x/xxxx.
x installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx onxx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxx which was applied for the due date of xx/x/xxxx and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:Currently the loan is in active bankruptcy.
As per payment history, the borrower is xx months delinquent. The loan is next due for xx. The last payment was received on xx in the amount of $xx which was applied to xx payment. The UPB as per payment history is $xx.
As per collection comment dated xx the xx (borrower) had filed bankruptcy under chapter xx case # xx. The debtor was dismissed on xx for other reason and the case was terminated on xx. Again xx (borrower) filed bankruptcy under chapter xx, case # xx . The chapter xx plan was confirmed on xx. This said bankruptcy is still active.
First Lis Pendens was filed on xx and was recorded on xx with case # xx. The amended Lis Pendens was filed on xx and was recorded on xx with same case # xx. The foreclosure final judgment was entered on xx and was recorded on xx. No details of sale date are available in the comments or documents. No further details of foreclosure are available in the comments.
The step loan modification agreement was made between xx (borrower) and xx (lender) on xx.
As per the comment dated xx, the reason for default is a curtailment of income.
No damages are reported in the comments. The property has been occupied by the owner.
Foreclosure Comments:First Lis Pendens was filed on xx and was recorded on xx with case # xx. The amended Lis Pendens was filed on xx and was recorded on xx with same case # xx. The foreclosure final judgment was entered on xx and was recorded on xx. No details of sale date are available in the comments or documents.
Meanwhile as per collection comment dated xx the xx (borrower) had filed bankruptcy under chapter xx case # xx . The debtor was dismissed on xx for other reason and the case was terminated on xx. xx (borrower) filed bankruptcy under chapter xx, case # xx . The chapter xx plan was confirmed on xx. This said bankruptcy is still active.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx, case # xx . The chapter xx plan was confirmed on xx. As per amended chapter xx plan dated xx the debtor will pay $xx per month from xx to xx for xx months. After that debtor will pay $xx per month from xx to xx for the remaining xx months. The debtor will continue to pay directly to the subject creditor outside the plan. The MFR was filed on xx. The POC was filed on xx by xx with a secured claim amount of $xx and arrearage in the amount of $xx.  This bankruptcy is still active.
As per collection comment dated xx the borrower had filed bankruptcy under chapter xx case # xx . The debtor was dismissed on xx for other reason and the case was terminated on xx.	This Step modification agreement was signed between the borrower xx and the lender xx, on xx.
The Unpaid principal Balance is $xx with interest rate xx which steps up in x steps ending at xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx. The interest bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment.	Credit Report HUD-x Closing Statement Mortgage Insurance Notice of Servicing Transfer	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per payment history as of xx the UPB is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is present in the loan file, however the Points and Fees are hand written."	* MI, FHA or MIC missing and required (Lvl x) "The require Mortgage Insurance Certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10805018	xx	626	642	30.934%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$668.23	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment is not completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is civil judgment in the amount of xx.
x. There are x state tax liens in the amount of xx.
Combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Borrower is currently xx months behind his scheduled payments.

Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the case# xx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case# xx.
It was referred to the attorney on xx.
Comment shows that the complaint was filed on xx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments: xx had filed bankruptcy under Chapter xx case# xx and the date of last filing was on xx.
POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx for x months and sum of $xx for xx months.
Voluntary petition filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is $xx. The maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: Mod shows first payment due x/x/xx and not x/x/xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by Borrowers."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "GSE (Freddie Mac public guidelines) Predatory Lending Guidance Fail,
GSE (Freddie Mac public guidelines) Points and Fees Test however Loan data shows $x,xxx.xx, Comparison Data $x,xxx.xx and Variance shown as +$xxx.xx.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. xx-xx)"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Title Attorney Disclosure
Choice of Insurance Notice"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "Right of Rescission transaction date not consistent with Note and/or Hud. Note xx and ROR signed on xx"
																									* Settlement date is different from note date (Lvl x) "Settlement Date xx is settlement from the Note date of xx."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28930528	xx	633	Not Applicable	27.072%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$186.50	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
"As per the updated title, the chain of assignment is break between xx.
There is junior mortgage against the borrower which is in amount of $xx.
x half county taxes of xxxx-xxxx have been paid amount $xxx.xx onxx/xx/xxxx.
x half county taxes of xxxx-xxxx are due in the amount of $xxx.xx onxx/xx/xxxx.
No prior delinquent taxes have been found.
According to the latest payment history as of x/x/xxxx, the borrower is currently delinquent for xx months and the next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied to x/x/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected in the amount of $xx.
As per the comment dated xx, the reason for default is Curtailment of income.
The loan modification agreement was made between xx (borrowers) and xx (Lender) effective date is xx.
The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx. The Borrower is maxxthe payment as per the modification terms that are xx with modified P&I of $xx.
The borrower xx had filed for bankruptcy under chapter xx with the case# xx. The plan was confirmed on xx. The Amended Chap xx plan after of xx was filed on xx the debtor supposed to pay the trustee the amount of $xx per months for x months ,then $xx for xx months for the total amount of $xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated xx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the collection comment dated xx, the payoff statement has been sent to the borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter xx with the case# xx . The plan was confirmed on xx. The Amended Chap xx plan after of xx was filed on xx the debtor supposed to pay the trustee the amount of $xx per months for x months ,then $xx for xx months for the total amount of $xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx.	The loan modification agreement was made between xx (borrowers) and xx (Lender) effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx. The Borrower is maxxthe payment as per the modification terms that are xx with modified P&I of xx.	Affiliated Business Disclosure Missing Required Disclosures	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Currently loan is active bankruptcy. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: As per modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Property County   Loan Value: xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Unpaid current principal balance per payment history is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8401310	xx	607	Not Applicable	56.785%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage is with xx.
No active judgment or liens have been found.
The annual combined taxes of xxxx have been paid in the amount of $xxx. No delinquent taxes have been found for the prior year.
According to the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is xx/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx. According to the PACER, the borrower had filed the bankruptcy under chapter xx with the case# xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and the arrearage amount is $xx. According to the chapter xx plan filed on xx, the debtor shall pay to the trustee $xx per month for xx to xx months then $xx per month for xx to xx months. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and the complaint was filed on xx. According to the notice of sheriff’s sale located at xx, the subject property will be sold on xx. No further details have been found. The borrower had filed the bankruptcy under chapter xx with the case# xx. However, the foreclosure was put on hold. According to the payment history as of xx, the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx for the due date of xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx. No damage and repairs have been found. The loan has not been modified since origination. The reason for default has not been found.

Update:
As per the collection comment dated xx and xx, two loss draft checks were received in the total amount of $xx. The type of damage is unable to determine. No comments have been found regarding repair completion.

Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx. According to the notice of sheriff’s sale located at xx, the subject property will be sold on xx. No further details have been found.  The borrower had filed the bankruptcy under chapter xx with the case# xx. However, the foreclosure was put on hold.
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter xx with the case# xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx and the arrearage amount is $xx. According to the chapter xx plan filed on xx, the debtor shall pay to the trustee $xx per month for xx to xx months then $xx per month for xx to xx months. The date of the last filing the bankruptcy was xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xx
Field: Foreclosure Judgment Entered Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The judgment entered date is not available.   Tape Source: Initial   Tape Type:
Field: Foreclosure Sale Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The sale date is not available.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The referral date is unavailable.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The complaint was filed on xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Oklahoma state. The following state disclosures are missing from the loan file.
x. OK Title protection notice.
x. Insurance Disclosure.
x. NSF Fee Disclosure.
x. Over-the-limit fees.
x. Notice of Rights to Obtain a Security Freeze."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4124729	xx	564	Not Applicable	49.397%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,173.91	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The last assignment is from xx.

There is money judgment against the borrower, xx. The document located at xx states that this execution was placed for purpose of taxxthe lands within the named of judgment debtor, xx. The same document states that the plaintiff has seized the land and took all rights, title and interest of the subject property on xx. The legal provided on the supportive document does match with the legal of the subject property.

First, second, third, and fourth installments of city taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx % and P&I is $x,xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xx. The current interest rate is xx and P&I is $xx.
According to review of the collection comment, the reason for default is curtailment of income and illness of the borrower.
According to comment dated xx, the modification has been denied as the loan was previously modified thrice. According to document located at xx, the foreclosure was initiated on property in xx and the file was referred to an attorney on xx.
The foreclosure was put on due to bankruptcy filing.
The borrower, xx had filed the bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx.
According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx.
POC had filed by the creditor on xx for the secured claim amount of $xx and the amount of arrearage is $xx. Deadline due date for POC is xx.
According to chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xx per month. The pre-petition arrearage to be paid through the chapter xx plan is in the amount of $xx.
Order for same was granted on xx.
Motion for relief from stay was filed on xx. Order for same was granted on xx. Motion to reconsider was filed on xx in which debtor requests to vacate the order of granting xx relief of stay. Order for same was granted on xx. Order on Motion for Relief from Stay was granted on xx.
According to comment dated xx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to document located at xx, the foreclosure was initiated on property in xx and the file was referred to an attorney on xx.
The foreclosure was put on due to bankruptcy filing.
The borrower, xx had filed the bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx.

Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx.
According to voluntary petition schedule D, the value of the collateral is $xx and the amount of secured claim is $xx.
POC had filed by the creditor on xx for the secured claim amount of $xx and the amount of arrearage is $xx. Deadline due date for POC is xx.
According to chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xx per month. The pre-petition arrearage to be paid through the chapter xx plan is in the amount of $xx.
Order for same was granted on xx.
Motion for relief from stay was filed on xx. Order for same was granted on xx. Motion to reconsider was filed on xx in which debtor requests to vacate the order of granting xx relief of stay. Order for same was granted on xx. Order on Motion for Relief from Stay was granted on xx.
This modification agreement was made between the borrower, xx and the lender, xx on xx. According to modified terms, the new principal balance is $xx.
Borrower promises to pay P&I in the amount of $xx with the interest rate of xx beginning from xx till the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: The current UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xx is not considered accurate because it is  understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Finance Charge Test: FAIL Loan Data: $xx Comparison Data: $xx Variance: -$xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xx Comparison Data: $xx Variance: -$xx."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45896757	xx	660	Not Applicable	52.384%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$85,000.00	2.000%	$643.78	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx.
There is an active civil judgment against the borrower in the amount of xx.
There is an active Credit card judgment against the borrower in the amount of xx.
There is an active Assessment lien (HOA/COA Lien) against the subject property in the amount of xx.
There is an active IRS lien against the borrower in the amount of $xx.
x installment of County tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
x installment of County tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual City tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of $xx which will get changed periodically that began on xx. The new principal balance is $xx. Lender has agreed to defer the amount of $xx from the unpaid principal balance. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.
Review of the collection comments state that the foreclosure was initiated and referred to attorney on xx and complaint was filed on xx, But, foreclosure file was placed on hold due to boo=borrower has filed bankruptcy under chapter xx case# xx. Currently foreclosure is on hold due to active bankruptcy.
Borrower filed bankruptcy under chapter xx Case # xx. POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx plan was filed on xx by the debtor which was objected on xx by the trustee. Later xnd amended plan was filed on xx which shows that the debtor shall pay $xx per month from xst month to xnd month then $xx from xrd month to xx month then $xx from xx month to xx month and debtor will cure subject arrears claim which is in total amount of $xx through plan. Currently debtor is inn active bankruptcy.

Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated and referred to attorney on xx and complaint was filed on xx, But, foreclosure file was placed on hold due to boo=borrower has filed bankruptcy under chapter xx case# xx. Currently foreclosure is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower filed bankruptcy under chapter xx Case # xx. POC was filed on xx which shows that the amount of secured claim is $xx and the amount of arrearage is $xx. Chapter xx plan was filed on xx by the debtor which was objected on xx by the trustee. Later xnd amended plan was filed on xx which shows that the debtor shall pay $xx per month from xst month to xnd month then $xx from xrd month to xx month then $xx from xx month to xx month and debtor will cure subject arrears claim which is in total amount of $xx through plan. Currently debtor is inn active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx. The new principal balance is $xx. Lender has agreed to defer the amount of $xx from the unpaid principal balance. The interest bearing amount is $xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Audit based on loan docs xxx_xx Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Audit data based on loan modification xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Audit based on pay hist xx. Deferred Modification Balance of xx taken into consideration Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlemant date is xx and note date is xx, however settlementdate different than thenote date"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87785071	xx	657	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$541.90	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.
Two Civil Judgments against the xx are as follow:
First in the favor of xx.
Second in the favor of xx.
The annual combined taxes of xxxx have been paid in the amount of $xxx.xx onxx/xx/xxxx.
No prior year's delinquent taxes have been found.
Review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The current unpaid principal balance reflected in the payment history is in the amount of $xxxxxx.xx.

Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx, the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. The current unpaid principal balance reflected in the payment history is in the amount of $xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower xx had filed the bankruptcy on xx with the case xx on xx. The plan was confirmed on xx. As per order confirmed Chapter xx plan, the debtor shall pay to the trustee the sum of $xx monthly. The date of the last filing of bankruptcy was xx.
This step modification agreement was signed between the borrower xx and the lender xx on xx.
The unpaid principal balance was $xx with the interest rate of xx. The borrower promises to pay the monthly P&I of xx beginning from xx. The maturity is xx.
Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: The loan is not in foreclosure. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97406483	xx	644	645	42.095%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$998.48	xx/xx/xxxx	Financial Hardship	As per review of the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment is not complete as there is no assignment found. The latest assignment should be with xx.
There is open senior mortgage in the amount of xx. The final HUD-x does not show any pay off towards this mortgage. The final title policy does not show any exception towards this mortgage. No release or satisfaction document found in the loan file.
There are no active liens or judgments found open.
The taxes for the year of xxxx are paid. There are no prior delinquent taxes found open.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/x/xxxx in the amount of $xxx.xx that was applied for the due date of xx/x/xxxx. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The debtors xx had filed the bankruptcy under chapter xx with case# xx. As per chapter xx plan dated xx, the debtor shall pay $xx per month from x to xx months and $xx per month from xx to xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is xx. Prior to this, the debtor had filed the bankruptcy on xx under chapter xx. No foreclosure activities have been found. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xx days. The last payment was received on xx in the amount of $xx that was applied for the due date of xx. The next payment is due on xx. The loan modification agreement was made between xx (borrower) and xx on xx. As per agreement the new principal balance is $xx. The new P&I is $xx and interest rate is xx. The payments begin on xx and the new maturity date is xx. The borrower wants to keep the subject property. The reason for default is unemployment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx had filed the bankruptcy under chapter xx with case# xx. As per chapter xx plan dated xx, the debtor shall pay $xx per month from xx to xx months and $xx per month from xx to xx months. The plan was confirmed on xx. The POC was filed on xx with POC amount of $xx and amount of arrearage is xx.	The loan modification agreement was made between xx (borrower) and xx xx on xx. As per agreement the new principal balance is $xx. The new P&I is xx and interest rate is xx. The payments begin on xx and the new maturity date is xx.	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: No foreclosure information in the latest xx months comments and loan file. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification agreement the first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per appraisal the property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Missing paystub for the borrower with YTD earnings as required by DU Approval."	* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."	* DU/GUS/AUS has issues or conditions (Lvl 1) "Final DU incomplete. Final DU reflects monthly principle & interest at $1111.87 per month, however, the note reflects monthly principle & interest at $1104.46 per month. Final DU reflects loan amount at $xx, however, the note reflects loan amount at $xx."
																										* Texas Constitution (Lvl 1) "Loan passes TX (A)(6) cash out test. Borrower did not roll any closing costs into the loan, did not get cash back and brought $64.08 to close."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10025413	xx	631	Not Applicable	42.192%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,115.91	xx/xx/xxxx	Financial Hardship	According to the updated title report as of xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.
There is a junior mortgage against the property in the favor of xx.
Active judgments or liens have been found as follows:
There is a medical lien in the favor of xx.
There is a medical lien in the favor of xx.
There is a civil judgment in the favor of xx
Tax information is not available. xxxx county taxes for x and x installment are due in the amount of $xxxx.xx respectively.

Review of the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/x/xxxx. The current unpaid principal balance reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx, the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx, which was applied for xx. The current unpaid principal balance reflected in the payment history is in the amount of $xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Update:-
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with case # xx. The POC was filed on xx with the secured claim amount of $xx and the amount of arrears was $xx. As per the proposed Chapter xx plan, the borrower shall pay $xx per month for xx months, then $xx per month for xx months. The date of the last filing of bankruptcy was xx.	The modification agreement was made on xx between xx and xx.
 The new unpaid principal balance is $xx with the interest rate of xx. The borrower promises to pay the monthly P&I of $xx beginning from xx till the maturity date of xx.
Affiliated Business Disclosure	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xx
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per the payment history the the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl x) "We are unable to determine the operative index value from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Recert of Value	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64995318	xx	569	567	54.572%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,790.43	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortgage was originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
First and second combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for xx months. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for xx months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and interest rate is xx. The current unpaid principal balance is in the amount of $xx
According to the PACER, xx (borrower) had filed bankruptcy under chapter xx with the case# xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx, in the secured claim amount of $xx and an arrearage in the amount of $xx. Chapter xx plan was filed on xx. Plan was confirmed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Collection comment dated xx states that foreclosure was referred to attorney, which was completed on xx. Foreclosure complaint (xx) was filed on xx with case xx and the lis pendens was filed on same day. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on date xx.
According to collection comment, no damages or repairs have been found.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Collection comment dated xx states that foreclosure was referred to attorney, which was completed on xx. Foreclosure complaint xx was filed on xx with case xx and the lis pendens was filed on same day. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx on date xx.
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter xx with the case# xx on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx on xx, in the secured claim amount of $xx and an arrearage in the amount of $xx. Chapter xx plan was filed on xx. Plan was confirmed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx.	The loan modification agreement was made between borrowers and xx on xx with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate xx and the modified P&I was $xx. The first modified payment due date was xx and the maturity date will be xx.	Affiliated Business Disclosure Missing Required Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Modified Note states first payment due as xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: tape as of date is not upto date as payment history actual posting of payments. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Loan Data $xx Comparison Data $xx Variance -$xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test:  Loan Data $xx Comparison Data $xx Variance -$xxx.xx"
* Missing Required Disclosures (Lvl x)     "List of service providers Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date as per HUD-x is xx which is different than note date xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91871279	xx	667	706	43.075%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$548.21	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx.
There is one judgment against the name of borrower which was recorded on xx.
The combined annual taxes of xxxx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan is in active bankruptcy. Borrower xx had filed bankruptcy under chapter xx with the case# xx on xx and the plan was confirmed on xx. The POC was filed by subject creditor xx on xx with the secured claim amount of $xx and an arrearage in the amount of $xx. As per plan dated xx the debtor shall cure the arrears total in the amount of $xx with monthly payment of $xx. On xx motion to modify stay was filed by subject creditor and moved for an order modifying the automatic stay to permit actions in State against the subject property and for legal fees and expenses for bringing this action. Movant requested that FRBP bot be applicable in this matter and movant be able to implement any order modifying stay or settlement or consent order associated with this motion to modify stay. The settlement order was entered on xx which states that as of xx debtor and co-debtor have accrued a post-petition arrearage in the amount of $xx. Debtor and co-debtor shall continue to remit to Movant the regular post-petition monthly payments begun from xx and continuing thereafter in accordance with the terms of the loan agreement and chxx plan.

According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on xx. The complaint was filed on xx with case# xx. The final judgment of foreclosure was entered on xx. But the foreclosure was put on hold due to the bankruptcy filed by borrower on xx with case# xx. The loan is in active bankruptcy. No further details have been found regarding the foreclosure.

The loan is in delinquency for xx months. The last payment was received on xx in the amount of $xx with interest rate of xx for the due date of xx. The next due date is xx. The current UPB is $xx.
The Fixed Loan Modification agreement was made on an effective date of xx between xx (borrower) and xx (lender).
The new principal balance is $xx and the borrower had given promise to pay P&I in the amount of $xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.

The subject property is owner occupied, no visible damages were reported.

Foreclosure Comments:According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on xx. The complaint was filed on xx with case# xx. The final judgment of foreclosure was entered on xx. But the foreclosure was put on hold due to the bankruptcy filed by borrower on xx with case# xx. The loan is in active bankruptcy. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. The POC was filed by subject creditor xx on xx with the secured claim amount of $xx and an arrearage in the amount of $xx. As per plan dated xx the debtor shall cure the arrears total in the amount of $xx with monthly payment of $xx. On xx motion to modify stay was filed by subject creditor and moved for an order modifying the automatic stay to permit actions in State against the subject property and for legal fees and expenses for bringing this action. Movant requested that FRBP bot be applicable in this matter and movant be able to implement any order modifying stay or settlement or consent order associated with this motion to modify stay. The settlement order was entered on xx which states that as of xx debtor and co-debtor have accrued a post-petition arrearage in the amount of $xx. Debtor and co-debtor shall continue to remit to Movant the regular post-petition monthly payments begun from xx and continuing thereafter in accordance with the terms of the loan agreement and xx plan.	The Fixed Loan Modification agreement was made on an effective date of xx between xx (borrower) and xx (lender).
The new principal balance is $xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of xx. The first payment had begun from xx and ends with the maturity date of xx.
Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Data from modification Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: as per latest payment history the UPB is $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in SC State and the required disclosures are missing from the loan file as follow.
Agent Preference Disclosure
																									Casualty Insurance Disclosure"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68696443	xx	Unavailable	Not Applicable	37.247%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$500.65	xx/xx/xxxx	Financial Hardship
As per the updated title report dated xx, the subject mortgage was originated on xx.
There is a junior mortgage in the amount of xx
No active judgments or liens have been found.
Annual combined taxes for the year of xxxx have been paid in the amount $xxxx.xx.
No prior year delinquent taxes have been found.
As per the review of payment history, the borrower has been delinquent for xx months and next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for xx/x/xxxx. The UPB is reflected in the latest payment history in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and the PITI is $xxx.xx.	Collections Comments:The loan is currently in the active bankruptcy and the next due date for payment is xx. The last payment was received on xx in the amount of $xx which was applied for xx. As per the review of the PACER report, the borrower xx had filed for bankruptcy under chapter xx with the case# xx. As per the document located at xx, the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx.
The judgment was entered on xx. The property will be sold at the public sale on xx to the highest bidder. The document is located at xx. The borrower xx had filed for bankruptcy under chapter xx with the case# xx on xx and FC was placed on hold.
The RFD is a curtailment of income. The loan was modified once since origination. The property is owner-occupied.

Foreclosure Comments:As per the document located at xx, the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx.
The judgment was entered on xx. The property will be sold at the public sale on xx to the highest bidder. The document is located at xx. The borrower xx had filed for bankruptcy under chapter xx with the case# xx on xx and FC was placed on hold.

Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed for bankruptcy under chapter xx with the case# xx on xx. The POC was filed on xx with the secured claim is $xx and the amount of arrearage is $xx. As per the chapter xx plan filed on xx, the debtor shall pay the trustee the amount of $xx per month for xx months.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx. The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I in the amount of xx, beginning from xx. The maturity is xx.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per the mod, the first payment begins on xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per the payment history, the UPB is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL;Loan Data:  $xx; Comparison Data:  $xx; Variance: -$xx.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL ; Loan Data: $xx; Comparison Data:  $xx; Variance: -$xx.

TILA APR Test: Result: FAIL ; Loan Data: x.xxx% ; Comparison Data: xx ; Variance: -xx.

This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA APR test. The annual percentage rate (APR) is xx. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90704013	xx	604	649	30.061%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$8,160.70	4.625%	$372.33	xx/xx/xxxx	Financial Hardship	Updated title report dated xx shows that subject mortgage is active on the title at first lien position.
No active judgments or liens have been found.
The subject mortgage was last assigned to xx.

Property taxes are current.

Available payment history from x/x/xxxx to x/x/xxxx shows that the loan is xx months past due and the next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied to the due date of x/x/xxxx. The current UPB is in the amount of $xx,xxx.xx and rate of interest is x.xxx%.	Collections Comments:The loan is active in bankruptcy and is xx months past due. The next due date is xx.
The RFD is due to excessive obligation.
Before filing the bankruptcy, the borrower was reviewed for the loan modification. However, it was denied due to previous modification.
As per servicing comment dated xx, the FC sale was scheduled for xx.  However, the foreclosure was put on hold due to bankruptcy filed by the borrower under chapter xx on xx.
The sellers tape data shows current occupancy as Vacant. However, no comment indicating a vacant property has been found.
No evidence of any damage or repair pertaining to the subject property has been found.
Foreclosure Comments:The foreclosure was initiated by filing the lis pendens on xx under case# xx.   As per servicing comment dated xx, the FC sale was scheduled for xx.  However, the foreclosure was put on hold due to bankruptcy filed by the borrower under chapter xx on xx.
Bankruptcy Comments:The bankruptcy filed by the borrower under chapter xx on xx. The schedules filed on xx reflects the value of collateral in the amount of $xx. As per order on motion to dismiss case filed on xx, the plan payments are set at $xx per month beginning in xx. As per the confirmed plan, the debtor will pay the installment payment in the amount of $xx monthly and arrearage to be cured in the amount of $xx.	The loan modification agreement was made between borrower and lender, xx on xx. As per the terms, the borrower promises to pay $xx with interest at the rate of xx from xx. The new maturity date will be xx.	Credit Application	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Vacant |---| |----| Comment: Per loan application owner occupied primary residence Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %:    Comment: mod shows deferred principle   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Data step payments was from xx but the current mod start date is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Not Signed by All Borrowers (Lvl 3) "missing signatures on 1003/Application"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Property is Manufactured Housing (Lvl x)     "Home is affixed.
																									According to appraisal report datedxx/xx/xxxx, the property type is Manufactured Home. The Alta x endorsement has been incorporated in the final title policy at origination (xxxxxxxxxx_FINAL.TP (x)). Updated title report dated xxreflects model as xxxx Foxwood LE and VIN#MYO xxxxxx ABF."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49731660	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment is incomplete. The assignment is with xx.
x. There is civil judgment against the borrower xx.
x. There is civil judgment against the borrower xx.
The combined annual taxes for the year xxxx have been paid in the amount of $xx,xx.xx.
No prior year delinquent taxes have been found.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxxxx.xx.	Collections Comments:According to the collection comment, subject property is occupied by original owner. The reason for default is curtailment of income. No visible damages/repairs have been observed.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.

Review of loan file and collection comment states that foreclosure file was initiated in xx.  The foreclosure file was referred to attorney on xx. The document xx shows that complaint was filed on xx under case# xx and judgment was entered on xx. But foreclosure file was put on hold for bankruptcy was filed by xx under the chapter xx case# xx date xx.  Currently loan is in active BK case. No further information is available about foreclosure file.

Foreclosure Comments:Review of loan file and collection comment states that foreclosure file was initiated in xx.  The foreclosure file was referred to attorney on xx. The document xx shows that complaint was filed on xx under case# xx and judgment was entered on xx. But foreclosure file was put on hold for bankruptcy was filed by xx under the chapter xx case# xx date xx.  Currently loan is in active BK case. No further information is available about foreclosure file.
Bankruptcy Comments:
Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx.  The creditor xx filed the POC on xx with secured claim amount of $xx, unsecured amount is $xx and arrearage is $xx. Modified chapter plan xx entered on xx shows that the debtor shall pay the payment per month in amount of $xx for xx months, $xx for xx months and $xx for xx months. Plan has been confirmed on xx. Currently loan is in active bankruptcy.

Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: Unpaid Current Principal balance per payment history is $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl x) "Final xxxx/Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in WI State; however, required 'Choice of Insurance Disclosure' is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15096433	xx	520	518	51.923%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.375%	$620.41	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active Mechanics liens against subject property which is in the total amount of $xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor had filed the bankruptcy under the chapter xx case# xx on xx and the plan was confirmed on xx. Under amended chapter xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx

Update:
As per the collection comment xx, the post-petition due date was xx. Further details not provided regarding bankruptcy.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx
Bankruptcy Comments:According to the PACER report, the debtor had filed the bankruptcy under the chapter xx case# xx on xx and the plan was confirmed on xx. Under amended chapter xx plan debtor was supposed to pay the trustee the amount of $xx for xx months. The POC was filed on xx. The POC amount is $xx and total arrearage amount is $xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of $xx with interest rate of xx with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| x (Days) |----| Comment: Taken from Doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following state disclosures are missing from the loan file:
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5305735	xx	695	Not Applicable	31.883%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.250%	$1,297.45	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortgage was originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx.
There is a junior mortgage open against the subject property in xx.
No active judgments or liens have been found.
First and second taxes of xxxx/xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for xx months. The last payment was received on xx in the amount of $xx and it was applied for the due date of xx. The current P&I is $xx and interest rate is xx. The current unpaid principal balance is in the amount of $xx.
According to the PACER, (borrower) had filed bankruptcy under chapter xx with the case# xx on xx and the plan was confirmed on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx on xx, in the secured claim amount of $xx and an arrearage in the amount of $xx. Chapter xx plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx and regular payment will be paid in the amount of $xx monthly . Plan was confirmed on xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney xx, which was completed on xx. Foreclosure complaint xx was filed on xx. Foreclosure sale xx was scheduled for xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx on date xx.
Collection comment dated xx states that property had damages. No further comments have been found. Latest BPO report is not available in the loan file.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney had, which was completed on xx. Foreclosure complaint had was filed on xx. Foreclosure sale had was scheduled for xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx on date xx.
Bankruptcy Comments:According to the PACER, (borrower) had filed bankruptcy under chapter xx with the case# xx on xx and the plan was confirmed on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $xx. However, unsecured portion remain as $xx. POC was filed by xx on xx, in the secured claim amount of $xx and an arrearage in the amount of $xx. Chapter xx plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx and regular payment will be paid in the amount of $xx monthly . Plan was confirmed on xx.	The loan modification agreement was made between borrower and xx with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate xx and the modified P&I was $xx. The first modified payment due date was xx and the maturity date will be xx.	Affiliated Business Disclosure Good Faith Estimate Missing Required Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: first payment due xx Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: UPB per pay history Tape Source: Initial Tape Type:	3: Curable	* Loan has escrow holdback. No proof it was released (Lvl 3) "As per HUD, there is escrow holdback in the amount of $xx. However, no proof of release was found in the loan file."
* Loan has escrow holdback. No proof it was released (Lvl 3) "As per HUD, there is escrow holdback in the amount of $xx. However, no proof of release was found in the loan file."	* Good Faith Estimate missing or unexecuted (Lvl x) "* Any credit documents missing from file such as: Appraisal, Application/xxxx, TIL, ROR, MI Cert, Riders,"
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "* ROR violation (Seasoned loans: Originated over x years from diligence review date)"
																									* Settlement date is different from note date (Lvl x) "* Settlement Date different than the Note Date"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59781890	xx	684	Not Applicable	32.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are x civil judgments, x state tax lien and x junior mortgage against the borrower.
The civil judgment first was recorded on xx . The second was recorded on xx
The third was recorded on xx.
The fourth was recorded on xx.
The state tax lien was recorded on xx.
The junior mortgage was originated on xx
The town taxes of xxxx are paid in the amount of $xx,xxx.xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI) which was applied to xx/xx/xxxx.The monthly P&I is $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx. The ARM change notice located at xx shows the details of the payment.	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx the borrower has been delinquent for xx months and the next due is xx. The last payment was received on xx for the amount of $xx(PITI) which was applied to xx.The monthly P&I is $xx with an interest rate of xx. The current UPB is reflected in payment history for the amount of $xx. The ARM change notice located at xx shows the details of the payment.
No comments have been found regarding the foreclosure.
The borrower xx was filed bk under chapter xx with case# xx on xx the current bk status is petition filed. The POC was filed on xx the amount of POC is $xx and the arrearage amount is $xx.
The reason for default is unable to be determined.
The occupancy is unable to be determined.
No comments have been found regarding the damage or repair.

Foreclosure Comments:No evidences have been found regarding the foreclosure. The current loan status is active bankruptcy.
																		Bankruptcy Comments:The borrower xx was filed bk under chapter xx with case# xx the current bk status is petition filed. The POC was filed on xx the amount of POC is $xx and the arrearage amount is $xx. The chapter xx plan was filed on xx the class# xx for the shows the collateral value is $xx principal owed is $xx and the total amount of claim is $xx.The motion for relief from stay was filed on xx.	Not Applicable		Field: Borrower Last Name Loan Value: xx	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to be determined from the available loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94220484	xx	634	Not Applicable	49.335%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$760.57	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has not been completed.  Currently, the mortgage is from xx.

There is one junior mortgage originated on xx.
There is one civil judgment against the borrower xx.
There are two state tax liens against the borrower xx respectively. The SSN# has not been provided the check the validity of lien.
xxxx county taxes for the x and x installment are due in the amount of $xxxx.xx and $xxxx.xx respectively.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx, the borrower is delinquent for xx months.
The loan has been modified, this loan modification agreement was made between the borrower Kevin Brawner and the lender xx on xx. The UPB reflected in the payment history is in the amount of $xx.
As per the comment dated xx, the reason for default is curtailment of income.
As per the servicing comment dated xx, the subject property is owner occupied. No damages or repairs have been found. No latest BPO report has been found to determine the condition of the subject property.
The borrower’s intention is to keep the property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. The complaint was filed on xx. However, the borrower xx had filed bankruptcy under chapter xx with the case# xx on xx and foreclosure put on hold.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter xx with the case# xx. The POC was filed by xx on xx, the POC amount is $xx and the arrearage amount is $xx. The plan was confirmed on xx. According to Amended chapter xx plan dated xx, the debtor shall pay the trustee payment in the amount of $xx for x months, $xx for xx months and $xx for xx months. As per the Order modifying chapter xx plan dated xx, is hereby approved so as to pay to the Trustee the sum of $xx per month for three (x) months; then $xx per month for nine (x) months; then $xx per month for forty-eight (xx) months on or before the xst day of each month for a total period of sixty (xx) months. As per Notice of Mortgage payment change dated xx, the new total payment is $xx.
This loan modification agreement was made between the borrower xx and the lender xx on xx.
The borrower promises to pay the monthly P&I in the amount of xx with an interest rate of xx beginning from xx till the maturity date xx. The new modified principal balance is $xx. There is no provision for the balloon payment.
Previously the loan was modified on xx and xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Modification first payment date is xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: As per the payment history unpaid current principal balance is in the amount of $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xx and comparison data is $xx; hence, the variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xx and comparison data is $xx; hence, the variance is -$xx."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR was not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL was not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3194590	xx	719	Not Applicable	35.971%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$39,809.87	4.250%	$927.51	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The assignment is with xx.
There is a junior mortgage in the favor of xx.
There is a civil judgment in the favor of xx.
x installment of city jurisdiction tax of xxxx has been paid in the amount of $xxx.xx x/x/xxxx.
x installment of city jurisdiction tax of xxxx has been paid in the amount of $xxx.xx xx/x/xxxx.
x installment of city jurisdiction tax of xxxx has been paid in the amount of $xxx.xx x/x/xxxx.
xth installment of city jurisdiction tax of xxxx has been paid in the amount of $xxx.xx x/x/xxxx.
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/x/xxxx which was applied for the due date of xx/x/xxxx and the next due date for payment is xx/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected in the amount of $xx.
The reason for default has not been mentioned in the latest collection comments.
This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx. Previously, the loan has been modified on xx.
The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The judgment was entered on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
The borrower xx had filed bankruptcy under chapter xx with the case # xx. The debtor was dismissed for failure to make plan payments on xx. The case was terminated on xx.
The servicing comment dated xx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The judgment was entered on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xx per month for xx months. The POC was filed on xx with the secured claim amount of $xx and the arrearage is in the amount of $xx. The debtor was dismissed for failure to make plan payments on xx. The case was terminated on xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx. The maturity is xx. The interest bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment. Previously, the loan has been modified on xx.	Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: As per modification, deferred balance is $xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: The deferred balance is $xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per payment history, UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure.
x. Carbon Monoxide Alarms.
																									x. MA Smoke Detector Certificate."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96537642	xx	508	551	50.242%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx the subject mortgage was originated on xx.The chain of an assignment has not been completed and the latest assignment is with the xx.
There is a junior mortgage on the subject property which was originated on xx.
There are no active liens and judgments against the borrower.
The annual county taxes of xxxx have been paid in the amount of $xxx.xx.
The annual school taxes of xxxx/xx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.

The review of payment history as ofxx/xx/xxxx shows that the borrower is delinquent for xx months and the next due date is x/x/xxxx. The last payment was received date is unavailable; however, it was in the amount of $x,xxx.xx which was applied to x/x/xxxx. The UPB in the payment history is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and the current PITI is $x,xxx.xx.	Collections Comments:The collection comments review states that the loan is in active bankruptcy and it has not been modified since origination.
As per comments dated xx, the reason for default is curtailment of income.
The foreclosure was initiated but it was put on hold due  to bankruptcy and the current bankruptcy status is plan confirmed.
According to the collection comments the property current occupancy and condition is unable to be determined.
There is inconsistency of the property type shown in the appraisal report and the voluntary petition.
As per appraisal report the property type is single family and the title policy also does not contain altax Endorsement along with the this mortgage legal also does not contain VIN# and there are no supporting documents have been found stating that the subject property is manufactured home either it has fixed to the foundation. The BPO report dated xx and located at xx type of property as single family; however, unable to confirm the property type.

Foreclosure Comments:According to the review of avaliable documents the foreclosure was initiated. As per document located at " Axx_INVOICE-xx" the file was referred to an attorney on xx and the complaint was filed on xx.
As per document located at Ln# xx Pg# xx" the sale was scheduled on xx and that was put on hold due filed bankruptcy under chapter xx with case # xx on xx; however, the further details pertaining to foreclosure have not been found.
Bankruptcy Comments:The review of PACER documents states that the borrower has filed the bankruptcy under chapter xx with case # xx on xx. The POC was filed on xx with a secured claim amount of $xx and the arrearage amount is $xx. The order confirming chapter xx plan dated xx was filed on xx as per which the debtor shall pay $xx for the total plan payment of xx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx |---| $xx |----| xx Comment: As per payment history review, the UPB is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow acct disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan files."
* The property type does not match the Appraisal Report (Lvl x)     "There is inconsistency of the property type shown in the appraisal report and the voluntary petition.
																									As per appraisal report the property type is single family and the title policy also does not contain altax Endorsement along with the this mortgage legal also does not contain VIN# and there are no supporting documents have been found stating that the subject property is manufactured home either it has fixed to the foundation. The BPO report dated xx and located at xx type of property as single family; however, unable to confirm the property type."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71452686	xx	540	Not Applicable	52.123%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$20,421.44	3.750%	$444.39	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx.
The chain of the assignment is not completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is civil judgment in the amount of xx.
Annual combined taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The borrower is currently xx months behind his scheduled payments.
Collections Comments:Review of the payment history provided from xx to xx reveals that borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is xx.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
 The reason for default is as follows:
 The Borrower is unemployed.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx had filed bankruptcy under Chapter xx case# xx on xx and the date of last filing was on xx. POC was filed on xx with the secured claim amount of $xx and the arrearage of $xx. Debtor (borrower) will pay to xx the sum of $xx for xx months. Voluntary petition filed on xx shows that the amount of secured claim is $xx and unsecured portion is $xx. Latest status of FC was on hold due to active bankruptcy.	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is xx and borrower promises to pay P&I in the amount of xx beginning from xx. The new principal balance is $xx. The maturity date is xx.	Affiliated Business Disclosure	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value: Attached   Variance:    Variance %:    Comment: Appraisal indicates subject is detached   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Unpaid principal balance on pay history is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16321075	xx	751	776	21.199%	First	Short Form Policy	Not Applicable	x	xx	xx	Not Applicable	6.500%	$635.90	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx.
There is one senior mortgage prior to subject mortgage against the property in the favor of xx.
There are two active civil judgments against the borrower xx.
First county taxes for the year of xxxx have been paid on xx/xx/xxxx and second taxes are due on xx/xx/xxxx each in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xx which was applied for xx. The UPB reflected in the payment history is in the amount of $xx.
The reason for the default of the borrower was a curtailment of income.
The borrower requested for the loan modification; however, he was not qualified due to the reduction of income.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The notice of lis pendency was filed by the creditor xx with the foreclosure case# xx and the foreclosure judgment was entered on xx; however, the foreclosure was put on hold as the borrowers xx had filed bankruptcy under chapter xx with the case# xx on xx.
Bankruptcy Comments:According to the PACER, the borrowers xx had filed bankruptcy under chapter xx with the case# xx on xx and the plan was confirmed on xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx for the period of xx months. The POC was filed on xx with the POC amount of $xx and the amount of arrearage is $xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx.

The Loan modification agreement was made on xx, between the borrower xx and the lender xx. The borrower promises to make a monthly payment of xx with the rate of interest xx, beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of $xx. No, deferred amount has been found in the modification. Hence, the interest-bearing amount is $xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Property County Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL : $xx $xx
TILA Foreclosure Rescission Finance Charge Test: FAIL $xx $xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL : $xx
TILA Foreclosure Rescission Finance Charge Test: FAIL $xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
FAIL"
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Ohio state. The following required state disclosures are missing from the loan file.
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35669774	xx	808	737	36.631%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,178.90	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows subject mortgage was originated on xx. The current current assignee is xx. Loan has been modified twice & they were recorded. Lis Pendens recorded on xx. No active liens or judgments. No prior years taxes found.	The Payment History dated as ofxx/xx/xxxx reveals that the borrower is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date x/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is due for xx. Property is owner occupied. Per servicing comments dated xx the reason for default is due to curtailment of income. Loan has been modified twice since origination: first mod recorded on xx. Second Modification dated xx recorded on xx principal balance: $xx - interest rate: xx - P&I: $xx - first due: xx - maturity date: xx - modification recorded on xx - title policy dated xx - amount of insurance: $xx - policy assures only that validity, enforceability or priority of the recorded mortgage has not been diminished or lost by reason of the modification. The loan is currently in active bankruptcy and the next due for the payment is xx. The current P&I is $xx and rate of interest is xx. The current unpaid principal balance is in the amount of $xx. Foreclosure was started in xx per updated title report showing Lis Pendens recorded on xx as notice of default proceedings. Borrower filed bankruptcy under chapter xx case# xx mkn on xx placing automatic stay over property and the foreclosure. The foreclosure was put on hold because the borrower filed bankruptcy chapter xx with case # xx mkn on xx. Further action is awaited.
Foreclosure Comments:No foreclosure proceedings has begun.  The foreclosure was put on hold because the borrower filed bankruptcy chapter xx with case # xx mkn on xx.   Further action is awaited.
Bankruptcy Comments: xx (borrower/debtor) filed bankruptcy under chapter xx with the case# xx on xx. Debtor filed the chapter xx plan xx which was confirmed on xx. The creditor by xx had filed the POC on xx with the secured claim of $xx and the arrearage of $xx.	Loan has been modified twice since origination: first mod recorded on xx. Second Modification agreement between xx dated xx with xx recorded on xx- principal balance: $xx interest rate: xx - P&I: $xx - first due: xx - maturity date: xx - modification recorded on xx - title policy dated xx - amount of insurance: $xx - policy assures only that validity, enforceability or priority of the recorded mortgage has not been diminished or lost by reason of the modification.	Affiliated Business Disclosure	Field: Subject Property Type Loan Value: PUD Tape Value: Single Family |---| |----| Comment: PUD Rider Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: UPB per pay history Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data $xx Comparison data $xx Variance -$xx.

This loan failed the TILA APR test.
TILA APR Test: FAIL Loan data xx Comparison data xx Variance -xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing. Seasoned loan over x years."
																									* Settlement date is different from note date (Lvl x) "As per note loan origination date is xx and as per HUD-x settlement date is xx. Hence, settlment date is different from note date."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93359243	xx	695	Not Applicable	62.184%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.

There are not active liens and judgments have been found.

Annual combined taxes of xxxx have been paid in the amount of $xxxx.xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The loan is in collection. The borrower is currently delinquent for xx months and next due date is xx. The UPB reflected in the payment history is in the amount of $xx.
As per comment dated xx, the reason for default is an Excessive obligation.
The loan has not been modified since origination.
The foreclosure details have not been in collection comment and loan files.
The borrower xx had filed bankruptcy under chapter xx with the case xx on xx. The plan was confirmed on xx.
As per comment dated xx, the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case xx on xx. The plan was confirmed on xx. The POC was filed by xx on xx with the secured claim amount of $xx and the arrearage is $xx. The case was converted from chapter xx to chapter xx on xx. According to chapter xx plan dated xx, the debtor shall pay the trustee $xx per month for xx months for a total amount of $xx. According to the Trustee’s final report dated xx, the debtor had paid the mortgage ongoing payment is in the amount of $xx out the allowed claim amount is $xx. The debtor was discharged on xx. The case was terminated on xx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: The foreclosure details have not been found in collection comments and loan files. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > xx (Lvl x) "per scope"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26451035	xx	596	649	Unavailable	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx. No active judgments or liens have been found. First, Second, Third and Fourth installments of xxxx-xxxx county taxes are due in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for xx months. The borrower did not make any payment since origination. The next payment is due on xx/x/xxxx. As per payment history, the current UPB is $xx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. The debtors xx had filed the bankruptcy under chapter xx with case# xx on xx. The plan was confirmed on xx. As per chapter xx plan dated xx, the debtor shall pay $xx per month to the trustee for xx months. Later, the plan was amended on xx. According to the amended plan dated xx, the debtor shall pay $xx for x months and $xx per month for xx months. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. No foreclosure activities have been found. The borrower is not maxxpayments regularly. The borrower is delinquent for xx months. The borrower did not make any payment since origination. The next payment is due on xx. The loan is not yet modified since origination. The reason for default is curtailment of income. The borrower wants to keep the subject property. No comments have been found regarding the current occupancy of subject property.No damages or repairs have been noted on the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx had filed the bankruptcy under chapter xx with case# xx on xx. The plan was confirmed on xx. As per chapter xx plan dated xx, the debtor shall pay $xx per month to the trustee for xx months. Later, the plan was amended on xx. According to the amended plan dated xx, the debtor shall pay $xx for xx months and $xx per month for xx months. The POC was filed on xx with POC amount of $xx and amount of arrearage is $xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx.	Not Applicable	Fraud Report Missing Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	Field: Borrower Last Name Loan Value: xx
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: No information about who has occupied the property in the comments.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: No foreclosure activity found in latest xx months comments and loan file. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The funds required to close is $xx. Funds from xx acc#xx of amount $xx is used for cash to close. However, Bank statement is missing to verify the assets."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails for Post Close CD delivery date of xx, for correction of a clerical error, which is more than 60 days after Consummation date xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "Missing document tracxxinformation for Revised CD dated xx. Loan is failing TRID timing due to Revised CD dated xx was not signed at closing and document tracxxinformation was not found in file."
* Fraud Report Missing  (Lvl 3)     "Missing Fraud Report in the loan file."
* Missing Required Disclosures (Lvl 3)     "Missing Final Settlement Statement signed by borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated xx discloses the loan will not be transferred and the originator will service the loan."	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
																									* Qualified Mortgage DTI exceeds xx (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was $xx and total expenses are in the amount of $xx per AUS. This won’t affect approval as the loan is DU refi plus."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70794346	xx	515	Not Applicable	43.489%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$51,435.11	4.000%	$939.63	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx.
There is an active judgment against the borrower xx.
There is an active judgment against the borrower xx.
No prior year delinquent taxes have been found. x installment of County taxes for the year xxxx/xxxx has been paid onxx/xx/xxxx in the amount of $x,xxx.xx. x installment of County taxes for the year xxxx/xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
As per the review of payment history tape data as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for payment is x/x/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx, the borrower has been delinquent for xx months and the next due date for payment is xx. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of $xx.
The borrower was offered the xx months forbearance plan starting from December xx ending in March xx. The plan was removed due to no response from the borrower.
The reason for default is not mentioned in collection comments. The subject property is vacant. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
Update:
As per comment dated xx, the foreclosure was initiated in xx. The complaint was filed on xx. As per comment dated xx, the FC was put on hold due to BK.
As per comment dated xx, the roof of the subject property was repaired. Estimated cost of repair is not available in CC. Further details not provided.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx. The foreclosure was put on hold due to bankruptcy filed on xx. No further foreclosure details have been found.

Updated:
As per comment dated xx, the foreclosure was initiated in xx. The complaint was filed on xx. As per comment dated xx, the FC was put on hold due to BK.

Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter xx with the case# xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx. The plan was confirmed on xx. The debtor shall pay the trustee $xx for xx to xx months, $xx for xx to xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The Motion for Relief was filed on xx.	The loan was modified on xx between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of $xx with interest rate of xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. The interest-bearing amount is $xx and the deferred balance is $xx. This loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Occupancy Loan Value: Vacant Tape Value: Owner (or Former): Primary Home |---| |----| Comment: As per the collection comments, the subject property is vacant. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per modification first payment date is xx; however tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Unpaid Current Principal Balance (UPB) per Payment History is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Loan Data $xx Comparison Data $xx Variance -$xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Loan Data $xx Comparison Data $xx Variance -$xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Maryland state. The following state disclosures are missing from the loan file:

x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45081444	xx	Unavailable	Not Applicable	58.264%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$350.47	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated on xx.
As per updated title report the property is currently vested in the name of xx. The chain of assignment has not been completed. Currently, the mortgage is with xx.

There is junior mortgage active against subject property in the amount of xx.
No evidences of active judgments and liens have been found.
The review of payment history as of dated xx/xx/xxxx shows that borrower is delinquent for xx months. The delinquency period was started on xx/xx/xxxx to as of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx.The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:As per collection comments the loan is in bankruptcy. The borrower is delinquent for xx months. The delinquency period was started on xx to as of xx. The next payment is due on xx. The last payment was received on xx in the amount of $xx with the interest rate of xx. The loan has been modified on xx and a new principal balance is in the amount of $xx to a step modification and the rate was starting from xx. The borrower had given promise to pay P&I in the amount of $xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx with P&I in the amount of $xx.

The evidences of foreclosure have not been found in xx latest servicing collection comment.

xx (Debtor) and xx (Joint Debtor) has filed Bankruptcy under chapter xx on xx with the case# xx. The POC was filed on xx. As per POC the claim is in the amount of $xx and the arrearage is in the amount of $xx. The last amended plan was filed on xx. The plan was confirmed on xx. As per plan the debtor would pay pre petition Arrearage in the amount of $xx to trustee. The current installment would be in the amount of $xx.The motion for relief was not filed. The Date of Last Filing is xx.

The evidences of litigation have not been found in xx latest servicing collection comment.
No evidences of property damage have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx(Debtor) and xx (Joint Debtor) has filed Bankruptcy under chapter xx on xx with the case# xx. The POC was filed on xx. As per POC the claim is in the amount of $xx and the arrearage is in the amount of $xx. The last amended plan was filed on xx. The plan was confirmed on xx. As per plan the debtor would pay prepetition Arrearage in the amount of $xx to trustee. The current installment would be in the amount of $xx.The motion for relief was not filed. The Date of Last Filing is xx.	The loan was modified with an effective date of xx and a new principal balance is in the amount of $xx to a step modification and the rate was starting from xx. The borrower had given promise to pay P&I in the amount of xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at xx with P&I in the amount of xx.	Credit Report Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Currently property is not in foreclosure. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: xx   Comment: Deferred principal per payment history$xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Current Unpaid principal balance is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk indicator is moderate"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL; Laon Data:  $xx Compariosn Data:  $xx ; Variance: -$xx.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL ; Laon Data: $xx; Comparison Data:  $xx; Variance: -$xx.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* TIL not hand dated (Lvl x) "Final TILis not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35676896	xx	628	Not Applicable	41.177%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$413.96	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There are no active junior/senior mortgage open against the subject property. The subject property is located Indiana State (Non-Super Lien State). Annual combined taxes of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes found pending.	The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for more than x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for more than xx months. The last payment was received in the amount of $xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of $xx.
The reason for default due to borrower family member illness, his wife hit by abuse & they loss income. As per comment dated the reason for default is wife is worxxxxhrs and borrower out of work. The borrower advised brings the account current and avoid the sale.  The property is owner occupied with no visible damages have been found.
Review of loan file and collection comment shows that the foreclosure was initiated in xx. The foreclosure file referred to attorney on xx and as per comment dated xx foreclosure attorney referral audit completed.  The complaint was filed on xx under case# xx. But the foreclosure put on hold due to borrower was filed the bankruptcy in chapter xx with case# xx on xx. No further information is available about foreclosure filing.

Foreclosure Comments:Review of loan file and collection comment shows that the foreclosure was initiated in xx. The foreclosure file referred to attorney on xx and as per comment dated xx foreclosure attorney referral audit completed.  The complaint was filed on xx under case# xx. But the foreclosure put on hold due to borrower was filed the bankruptcy in chapter xx with case# xx on xx. No further information is available about foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx case# xx date xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral $xx and the value of collateral that supports this claim is $xx therefore; the unsecured portion is $xx.
The creditor xx filed the POC on xx with secured claim amount of $xx and arrearage is $xx. The chapter xx entered on xx shows that debtor shall pay the payment as $xx per month for xx months. This plan was confirmed on xx. Currently loan is in active bankruptcy filing.

The loan modification agreement was made between xx and lender xx (Lender) effective date is xx. The first modified has started on xx and the new maturity date will be xx. The new modified unpaid principal balance is $xx and interest bearing amount is $xx. The loan was modified with interest rate of xx and modified P&I xx.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Modification first payment date is xx; however tape data shows xx. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: Unpaid current principal balance per payment history is $xx; however tape data shows $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "CE Exception test failed due to,
Home Loan: The loan is a home loan, as defined in the legislation, due to all of the following findings:
x. The loan is not an open-end credit plan; and
x. The loan is designed primarily for occupancy of x to x families; and
x. The loan is or will be occupied by a borrower as the borrower's principal dwelling; and
x. The loan is not to be insured by the United States Department of Housing and Urban Development, not to be guaranteed by the United States Department of Veterans Affairs, and not to be made or guaranteed by the United States Department of Agriculture Rural Housing Service; and
x. The loan has a principal amount that does not exceed the conforming loan size limit for a single family dwelling as established by the xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test: The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA test failed due to,
TILA Foreclosure Rescission Finance Charge Test: Loan Data: $xx; Comparison Data: $xx; Variance: -$xxx.xx;"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IN state. The required disclosures are missing from the loan file.
x. Federal Consumer Credit Protection Act Disclosure.
x. Insurance Freedom of Choice Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37209970	xx	647	734	43.076%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,056.97	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated xx
Chain of assignment has not been completed. Currently, the mortgage is with xx  which was recorded on  xx
There is a junior mortgage in the amount of $xx,xxx.xx which was originated   xx
No active judgments and liens have been found.
x and x installment taxes for the year of xx have been paid in the amount of xx  x installment taxes for the year of xx have been due in the amount of $xx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next due is for xx The last payment received details are unable to be determined. The last payment was received in the amount of $x,xxx.xx which was applied for xxx in the amount of $x,xxx.xx. The UPB is xx The current P&I is xx and PITI is xx	Collections Comments:The loan is currently in foreclosure and the next due is for The last payment received details are unable to be determined. The last payment was received in the amount of $x,xxx.xx which was applied for in the amount of $x,xxx.xx. As per the review of the xx report, the borrower xx had filed bankruptcy under chapter xx with thexx . The foreclosure was initiated and the file was referred to an attorney on The first legal action was filed on The lis pendency is xx
As per the document located at xx and the sale was scheduled for   The sale was postponed to   However, it was placed on hold as per the comment dated     is the reduction of income. The loan was modified once since origination. As per the comment dated   the property is   No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on     The first legal action was filed on   The lis pendency is located xx
As per the document located at xx  the bid was calculated in the amount of $xxx,xxx.xx and the sale was scheduled for   The sale was postponed to   However, it was placed on hold as per the comment dated
Bankruptcy Comments:As per the review of the report, the borrower xx had filed bankruptcy under chapter xx with the xx the debtor shall pay the trustee $xx.xx per month for the period of xx months starting from june, xx. The POC deadline is it is in coming in few days. However, the POC has not been filed yet.	This modification agreement was signed between the borrower xx
The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $x,xxx.xx with the interest rate of x.xxx %, beginning from xxx. The maturity is xxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: As per the PACER, the BK indicates that the filing date is xx Tape Source: Initial Tape Type:
Field: Modification First Payment Date Loan Value: xxx Tape Value: xxx Variance: xx (Days) Variance %: Comment: Modification agreement indicates that the first payment date is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees Test: FAIL $xxx.xx $x.xx +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL $xxx.xx $x.xx +$xxx.xx.
This loan failed the New xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

xx  Application Disclosure
x.Delivery Fee Authorization
xx  Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94470955	xx	737	Not Applicable	38.787%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,106.18	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated xx
As per updated title report the property is currently vested in xx

The chain of assignment has not been completed. Currently, the mortgage is with xx

There is an active civil judgment against property in the amount of $x,xxx.xx which was recorded on   xx
There have been several lis pendens filed against subject property in between xx/xx/xxxxo xx/xx/xxxxSome of them are released.
The combined x taxes for the year xx are paid in the amount of $x,xxx.xx on xx/xx/xxxxNo delinquent taxes for prior year have been found.
The review of payment history as of dated xx/xx/xxxxhows that borrower is delinquent for xx months. The delinquency period was started from xx/xx/xxxxo as of xx/xx/xxxxThe next payment is due on xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx with the interest rate of xx which was applied for the due date of xx/xx/xxxxThe current unpaid principal balance is in the amount of xx	Collections Comments:
As per collection comments the loan is in active bankruptcy. The borrower is delinquent for xx months. The delinquency period was started from   to as of   The next payment is due on   The last payment was received on   in the amount of $x,xxx.xx with the interest rate of x.xxx% which was applied for the due date of     The current unpaid principal balance is in the amount of $xxx,xxx.xx.Borrower wants to keep the property.
The loan has been modified on   As per agreement the new principal balance is in the amount of $xxx,xxx.xx. The borrower promised to pay P&I in the amount of $x,xxx.xx with the interest rate of x.xxx% which begun on   The maturity date of agreement is   The evidences of deferred principal balance and principal forgiveness are not available.
As per collection comments the loan is in foreclosure. The foreclosure was referred to attorney on   The complaint was filed on   The Foreclosure Judgment was entered on   and the sale was not scheduled. The foreclosure was placed on hold due to the borrower had filed the bankruptcy under the chapter-xx on xx

Foreclosure Comments:As per collection comments the loan is in foreclosure. The foreclosure was referred to attorney on xx  The complaint was filed on xx  The Foreclosure Judgment was entered on xx  and the sale was not scheduled. The foreclosure was placed on hold due to the borrower had filed the bankruptcy under the chapter-xx on xx
Bankruptcy Comments:xx   (Debtor) and xx
The plan was filed on   Schedule D in voluntary petition dated xx
Loan modification agreement was made between the xx . As per agreement the new principal balance is in the amount of $xxx,xxx.xx. The borrower promised to pay P&I in the amount of $x,xxx.xx with the interest rate of x.xxx% which begun on xx/xx/xxxxThe maturity date of agreement is xx/xx/xxxxThe evidences of deferred principal balance and principal forgiveness are not available.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: x/x/xx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Modification first payment date was xx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "xx
This loan is failed for:-
Prohibited Fees Test:
The loan data is $xxx.xx, Comparison data is $x.xx and the Variance is +$xxx.xx
This loan failed the Newxx
(N.J.S.A. §xx:xxC-xx, xx  §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
x overnight delivery, messenger, fax, and other special delivery fees;
x flood certification fees;
x pest inspection or certification fees;
x final inspection fee;
x outside counsels' fees as permitted by   §xx:xxA-x;
x certified check fees;
x credit report and appraisal update fees;
x not more than one-year of mortgage insurance premiums;
x survey fees;
xxrecording fees;
xxtitle and title search fees, including title insurance premiums;
xxtaxes;
xxtax service fees;
xxradon test fees;
xxother third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is failed for:-
Prohibited Fees Test:
The loan data is $xxx.xx, Comparison data is $x.xx and the Variance is +$xxx.xx
This loan failed the xx
xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
x overnight delivery, messenger, fax, and other special delivery fees;
x flood certification fees;
x pest inspection or certification fees;
x final inspection fee;
x outside counsels' fees as permitted by   §xx:xxA-x;
x certified check fees;
x credit report and appraisal update fees;
x not more than one-year of mortgage insurance premiums;
x survey fees;
xxrecording fees;
xxtitle and title search fees, including title insurance premiums;
xxtaxes;
xxtax service fees;
xxradon test fees;
xxother third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at "xx . The following State disclosures are missing from loan file.
x) xx  Attorney Disclosure.
x) Unacceptability of Insurance Notice.
x) Attorney Disclosure II.
x) Tax Bill Information.
x) Private Well Testing.
x) Choice of Insurer Disclosure.
x) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78971101	xx	524	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$298.37	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated xx
There a civil judgment in the amount of $xx.xx in favor of xx
There are x xx  liens found active against the property.
The first installments of county taxes for the year xx have been paid in the amount of $xxx.xx. The second installments of county taxes for the year xx are due in the amount of $xxx.xx for the due date of xx/x/xx. The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for x/x/xx. The last payment was received on x/x/xx, in the amount of $xxx.xx, which was applied for x/x/xx. The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx	Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
According to comment history dated   the borrower's reason for default is excessive obligation. He had hospital bills and two surgxxs, currently out of work.
The property has been occupied by the owner himself.
According to comment history dated   the borrower had stated about the mold issue. No further details have been found stating about the mold.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx  had filed the bankruptcy under chapter xx with the xx
The POC was filed on   the amount of claim is xx  and amount of arrearage is $x,xxx.xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xxx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xx,xxx and the value of property is $xx,xxx out of which $xx is unsecured.
There is no any evidence of cram down.

The modification agreement was done on between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xx,xxx.xx at the interest rate of x.xxx% with the modified P&I of $xxx.xx.
There are three steps as follows
x. With the rate of interest of x.xxx% and P&I of $xxx.xx.
x. With the rate of interest of x.xxx% and P&I of $xxx.xx.
x. With the rate of interest of x.xx% and P&I of $xxx.xx.
The first payment date was due on x/x/xx and the new maturity date is x/x/xx.
No deferred balance has been stated.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: No foreclosure has been found. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Cumberland   Tape Value: FLUVANNA   Variance:    Variance %:    Comment: The county as per mortgage is Cumberland.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: -xx (Days)   Variance %:    Comment: The stated maturity date is x/x/xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per appraisal report the property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $-xx.xx Variance %: -x.xxx% Comment: The upb as per pay history is $xx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL ; Loan Data: $xxx,xxx.xx; Comparison Data:  $xxx,xxx.xx; Variance: -$x,xxx.xx.

This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  The following required state disclosures are missing from the loan file.
xx  Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12101561	xx	698	688	19.961%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage wasxx
The chain of the assignment has not been completed. The latest assignment is with xx
There are two active senior mortgages prior to the subject Mortgage, the first is originated on xx  In the favor of xx which was recorded on xx  for the amount of $xxx,xxx.xx and the second is originated on xx  In the favor of xx .
There is one junior mortgage against the property is in the favor of xx  in the amount of $xx,xxx.xx which was recorded on xx
There is one state tax lien against the borrowers xx  in the favor of   xx
Annual school taxes for the year of xx/xx  have been paid on xx/xx/xxxxn the amount of $x,xxx.xx
Annual county taxes for the year of xx  have been paid on xx/xx/xxxxn the amount of $xxx.xx.
Annual town taxes for the year of xx  have been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on in the amount of $x,xxx.xx which was applied for The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for the default of the borrower was a marital problem.
The lender offered a trial payment plan; however, the borrower was failed to make trial payment.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The foreclosure complaint was filed by the creditor xx chapter xx on

Bankruptcy Comments:According to the   the borrower “xx had filed bankruptcy under chapter-xx with the xx emended plan,  the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months for the total amount of $xx,xxx.xx to the trustee. The POC was filed on   with the POC amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on

Not Applicable	Field: Property Address xx Loan Value: xx Tape Value: xx xx |---| |----| Comment: The property address per note is xx Tape Source: Initial Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xx.xx Variance %: -x.xxx% Comment: The UPB per payment history is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64566129	xx	685	Not Applicable	48.400%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,210.33	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated xx
There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from xx
Active judgments and liens found pending are as follows:
There is junior mortgage against subject property which is in the amount of $xx,xxx.xx, recorded on xx
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the report, the debtor xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated   Foreclosure was put on hold due to subject borrower had filed bankruptcy on

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated   Foreclosure was put on hold due to subject borrower had filed bankruptcy on
Bankruptcy Comments:According to the report, the debtor xx and the plan was confirmed on Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure HUD-x Closing Statement Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Modification First Payment date is x/x/xx Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Hud_x is available on the file but fees are paid by seller , however Itemization available on the file fees are updated from Itemization."	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89046008	xx	613	599	21.877%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.875%	$657.97	xx/xx/xxxx	Lower Payment	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the report, the debtor xx . The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.
Review of the payment history available from   to   states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of   and the next due date is   Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the report, the debtor xx had filed the bankruptcy under the chapter xxth xx on The POC was filed on The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower and lender on effective date of xx
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on   and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: tape data incorrect   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value:  xx    Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) xx oan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xx.xx Variance %: -x.xxx% Comment: Updated payhistory balance was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the xx right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
notice required by xx   §xx.xx or §xx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file:
xx  Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13841643	xx	594	Not Applicable	44.565%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$683.78	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx
No active judgment or liens have been found.
The annual taxes of xx have been paid in the total amount of $x,xxx.xx. No delinquent taxes have been found for the prior year.
According to the payment history tape data, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received details are not available. The UPB reflected is in the amount of xx	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is The borrower had filed the bankruptcy under chapter xx with the xx . The Proof of Claim was filed on with the secured claim of xx and an arrearage amount is $xx,xxx.xx. According to the amended chapter xx plan filed on the debtor shall pay $xxx for xx months. The date of the last filing the bankruptcy was The foreclosure was initiated and the complaint was filed on The borrower had filed the bankruptcy under chapter xx with the xx . However, the foreclosure was placed on hold. According to the payment history tape data, the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received details are not available. The UPB reflected is in the amount of $xxx,xxx.xx. The comment dated states that the reason for default was a curtailment of income. According to the comment dated the subject property is owner-occupied. The loan has been modified twice since origination. Previously, the loan was modified in xx. No damage and repairs have been found.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated and the complaint was filed on   The borrower had filed the bankruptcy under chapter xx with the xx
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the xx The Proof of Claim was filed on with the secured claim of xx and an arrearage amount is $xx,xxx.xx. According to the amended chapter xx plan filed on the debtor shall pay $xxx for xx months. Order granting xx	The loan modification agreement was made between the borrower xx The modified UPB is $xxx,xxx.xx with an interest rate of x.x% and a P&I of $xxx.xx. The first payment started from with the maturity date of x/x/xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination. Previously, the loan was modified in xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| x (Days) |----| Comment: Modification first payment date is x/x/xx. Tape Source: Initial Tape Type:
Field: Property County Loan Value: Bucks Tape Value: xx Variance: Variance %: Comment: Property county is Bucks. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data $xxx,xxx.xx Comparison data $xxx,xxx.xx Variance -$x,xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data $xxx,xxx.xx Comparison data $xxx,xxx.xx Variance  -$x,xxx.xx."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12704361	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$100,313.09	2.000%	$56.39	xx/xx/xxxx	Financial Hardship	According to Updated title report dated xx/xx/xxxxthe subject mortgage was originated xx federally chartered savings bank in the amount of $xxx,xxx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx

No active liens and judgments have been found.

Annual county taxes are exempt.

As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for x months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is $xx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of xx	Collections Comments:
The loan is active in bankruptcy. The borrower is currently delinquent for x months and next due date is   The UPB reflected in the payment history is in the amount of $xx,xxx.xx.
As per comment dated   the reason for default is illness of borrower.
The loan has been modified, the Step modification agreement was signed between the borrower xx
The foreclosure was initiated and referred to an attorney on   According to the Lis-pendens attached with the Updated title report xx  the complaint was filed on   However, the borrower xx
As per comment dated   the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on   According to the Lis-pendens attached with the Updated title report xx  the complaint was filed on   However, the borrower xx
Bankruptcy Comments:The borrower xx . The POC was filed by xx with the secured claim amount of xx and the arrearage is $xx.xx. As per the schedule-D of voluntary petition the amount of claim is $xx,xxx.xx and the value of collateral is xx According to chapter xx plan dated the debtor shall pay the trustee $xxx.xx monthly for xx months. The objection to plan was filed on
This Step modification agreement was signed between the borrower xx The Unpaid principal Balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $xx.xx beginning from xx/xx/xxxxThe maturity is dated on xx/xx/xxxx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: xx/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: The modification first payment date is xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: x/x/xx   Tape Value: xx/x/xx   Variance: xxx (Days)   Variance %:    Comment: The stated maturity date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxxx.xx Variance: $-xxxx.xx Variance %: -xx.xxx% Comment: The UPB is $xx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is xx  (Lvl x)       (Fannie Mae public guidelines) Predatory Lending
Guidance:
FAIL
  (Fannie Mae public guidelines) Points and Fees Test: FAIL Loan data - $x,xxx.xx Comparison data - $x,xxx.xx Variance - +$x,xxx.xx
  (Freddie Mac public guidelines) Predatory Lending
Guidance:
FAIL
  (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan data - $x,xxx.xx Comparison data - $x,xxx.xx Variance - +$x,xxx.xx
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
FAIL
This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. xx-xx)
The points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx.
FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the  xx      threshold for primary residences.
The loan exceeds the   points and fees threshold for primary residences.
FAIL
This loan failed the points and fees test. (Freddie Mac Industry Letter xx/xx/xxxxThe points and fees charged to the borrower exceed x% of the mortgage amount, or $x,xxx for mortgage amounts of $xx,xxx or less.
Note, no more than two "xx " discount points are excluded from the calculation of the points and fees for purposes of this test.
FAIL"
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing in the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75107487	xx	484	541	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.500%	$259.32	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There is one junior civil judgment against the borrower in the favor of xx  for the amount of $x,xxx.xx which was recorded on xx
Annual county taxes for the year of xx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xx have been paid in the amount of $xxx.xx.
No, any prior year delinquent taxes have been found.
As per the payment history as ofxx/xx/xxxxthe borrower is delinquent from x months and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and interest rate is x.xxx%. The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comment as of the loan is active in the bankruptcy and next due date is The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and interest rate is x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The reason for default is excessive of obligation.
The loan was modified on
The foreclosure was initiated in xx and the file was referred to an attorney on   However, the foreclosure was put on hold due to the borrower xx
The subject property is owner occupied. No, any damage and repairs have been found.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on   However, the foreclosure was put on hold due to the borrower xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the The POC was filed by xx for secured claim amount is $xx,xxx.xx and arrearage amount is $x,xxx.xx. The debtor shall pay for trustee in the amount of $xxx.xx for xx months.	The loan was modified on between the borrower xx . As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on x/x/xx till maturity date of x/x/xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| x (Days) |----| Comment: Reviewer updated per documents found in BOX - Audit Value per Modification Agreement found in Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xxx xxx Tape Value: xxx xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Unacceptable	* Credit Score for borrower is less than xxx (Lvl x) "Credit score for borrower is less than xxx."	* Application Missing (Lvl x) "Application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the xx points and fees test:- On the xx  fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx  The following required State Disclosure is missing in the loan file.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
xx  Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56215906	xx	581	Not Applicable	40.031%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$25,000.00	3.750%	$744.55	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated xx
No outstanding liens/judgments against borrower/property.
Annual xx  city and school taxes have been paid in the total amount of $xx.xx for the year xx.
Review of the payment history provided from xx/x/xx toxx/xx/xxxxeveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on x/x/xx which was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Borrower is currently x months behind his scheduled payments.
Collections Comments:Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
xx  had filed bankruptcy under Chapter-xx xx
POC was filed on   with the secured claim amount of xx  and the arrearage of $xx,xxx.xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for xx months.
Voluntary petition filed on   shows that the amount of secured claim is xx  and unsecured portion is $xx,xxx.xx.
xx  was on hold due to active bankruptcy.

Update:
As per the comment dated   the repayment agreement has been sat up.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx
POC was filed on   with the secured claim amount of xx  and the arrearage of $xx,xxx.xx.
As per the chapter xx plan, debtor (borrower) will pay to the xx
Voluntary petition filed on x/x/xx shows that the amount of secured claim is $xxx,xxx.xx and unsecured portion is $xx,xxx.xx.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The new principal balance is $xxx,xxx.xx. The maturity date is x/x/xx.	Affiliated Business Disclosure	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx     Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -xx.xxx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for Late Fees Test: Charged x.xxx% allowed x.xxx% Over By +x.xxx%."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Late Fees Test: Charged x.xxx% allowed x.xxx% Over By +x.xxx%.
This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx   §xx.xx(h) , transferred from xx   §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged xx.xxx% allowed xx.xxx% Over By -x.xxx%.
This loan failed the TILA APR test. ( xx   §xx.xx(a)(x), (x) , transferred from xx   §xxx.xx(a)(x), (x) ) The annual percentage rate   is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25204488	xx	782	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$1,520.07	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated xx (borrower) and (lender) xx . The chain of assignment is incomplete as the subject mortgage is current assigned with the, “xx
There is an active junior mortgage in the amount of xx  which was recorded on xx/xx/xxxxn favor of xx
There is an active xx lien against the subject property, in the amount of $xxx,xxx.xx which was recorded on xx
There is an active xx  against the borrower in the amount of $xx,xxx.xx which was recorded oxx
x installment of combined tax for the year of xx is due on xx/xx/xxxxn the amount of $x,xxx.xx.
x installment of School tax for the year of xx has been paid on xx/xx/xxxxn the amount of xx
x installment of School tax for the year of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxThe next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on The next due date is Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on   The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx began on   The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is   Reason for xx
Review of the collection comment state that the foreclosure was initiated in the loan and file was referred to attorney on   and complaint was filed on   Final judgment was enter on   Foreclosure file was placed on hold due to xx  has filed bankruptcy under chapter x xx
xx  has filed bankruptcy under chapter x xx  shows that the debtor intent to retain the subject property. Loss Mitigation Status Report was filed on   Currently debtor is in active bankruptcy.
Foreclosure Comments:Review of the collection comment state that the foreclosure was initiated in the loan and file was referred to attorney on   and complaint was filed on   Final judgment was enter on   Foreclosure file was placed on hold due to xx  has filed bankruptcy under chapter x xx
Bankruptcy Comments: xx has filed bankruptcy under chapter x xx shows that the debtor intent to retain the subject property. Loss Mitigation Status Report was filed on Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx began on x/x/xx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xx. xx	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Audit based on Note Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History Loan Value: $xxx.xx Tape Value: $x.xx Variance: $xxx.xx Variance %: Comment: Audit based on xxxxx_ Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "As per final HUD-x, all points and fees are hand written."	* Application Missing (Lvl x) "Application/xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data $xxx,xxx.xx Comparison data $xxx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx Comparison data $xxx,xxx.xx Variance -$xxx.xx."
* Missing Required Disclosures (Lvl x)     "List of Service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "RoR is not had dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29196859	xx	Unavailable	Not Applicable	31.632%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$1,121.54	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated xx
Chain of assignment has not been completed. Currently, the mortgage is with xx
There is a junior mortgage active in the favor of xx  in the amount of xx  originated on xx
There are three civil judgment against borrower active in the favor of xx
There is a state tax lien against borrower in the favor of x of xx  in the amount of $xx,xxx.xx, which was recorded on xx
x and x county taxes for the year of xx-xx have been paid in the amount of xx
Annual taxes for the year of xx-xx have been delinquent in the amount of $xxx.xx.
According to the payment history as of xx, the borrower has been currently delinquent for xx months and the next payment is due for xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for The last payment was received on in the amount of $x,xxx.xx which was applied for According to the the borrower xx
The Notice of intent is located xx , the foreclosure was initiated and the file was referred to an attorney on   and the complaint was filed on
As per the Trustee’s sale located at xx , the sale was scheduled for   The bid was calculated in the amount of $xxx,xxx.xx. According to the   the borrower xx . The reason for the default is an excessive obligation. The subject property is owner-occupied. No comments have been found regarding the damage and repair in the latest servicing comments.

Foreclosure Comments:The Notice of intent is located atxx
As per the Trustee’s sale located at xx
Bankruptcy Comments:According to the xx . The POC was filed on and amount of secured claim is xx and amount of arrearage is $xx,xxx.xx. As per the chapter xx plan filed on the debtor shall pay the trustee $xx.xx per month for the period of xx months.	According to the modification, the loan was modified on between the borrower xx . The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx, beginning from xx. The maturity is xx. This loan was modified once.	Credit Report Missing Required State Disclosures	Field: Borrower #x Middle Name Loan Value: Tape Value: |---| |----| Comment: As per note borrower xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:    xx    Tape Value: xx    Variance:    Variance %:    Comment: As per the note, the borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $x.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xxx.xxx%   Comment: As per payment history corporate advance recoverable balance is $x.xx.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $xxx.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xx.xxx%   Comment: As per payment history escrow advance balance is $xxx.xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value:  xx    Tape Value: xx ariance:    Variance %:    Comment: xx .   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -x.xxx% Comment: As per the latest payment history, the UPB is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.

x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
																									x.Home Buyer Education and Counseling Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89003655	xx	Unavailable	Not Applicable	30.981%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$331.47	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe subject mortgage was originated xx
The chain of assignment has not been completed as the assignment of mortgage is currently with xx,
There is one state tax lien against the name of borrower which was recorded on xx  (prior to the subject mortgage) in xx
There is one judgment for finding and order of foreclosure which was recorded on xx/xx/xxxxn favor of xx
The combined annual taxes of xx have been paid total in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received on x/x/xx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xx. The next due date is x/x/xx. The current UPB is xx	Collections Comments:Borrower filed bankruptcy under chapter xx with xx and the plan was confirmed on xx/xx/xxxxhe principal balance/ interest bearing $xx,xxx.xx with a rate of x.xxx%. The first P&I payment $xxx.xx due and maturity date The last payment was received on in the amount of $xxx.xx. The current unpaid principal balance $xx,xxx.xx.

According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on   The complaint was filed on    The foreclosure was put on hold due to the bankruptcy filed by borrower on xx . No further details have been found regarding the foreclosure.

The loan is in delinquency for xx months. The last payment was received on   in the amount of $xxx.xx with interest rate of x.xxx% for the due date of   The next due date is   The current UPB is $xx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date of   between xx
The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from   and ends with the maturity date of
Update:
As per the servicing comment dated   the reason for default is curtailment of income.

Foreclosure Comments:According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on   The complaint was filed on    The foreclosure was put on hold due to the bankruptcy filed by borrower on xx
Bankruptcy Comments:The borrower xx The POC was filed on with the secured claim amount of xx and arrearage in the amount of $x,xxx.xx. The plan was confirmed on and as per plan the debtor shall pay $xxx.xx (with escrow) monthly and payment begun from also the arrears total in the amount of $x,xxx.xx shall cure through the plan. The loan is in active bankruptcy.	The Fixed Loan Modification agreement was made on an effective date of between “xx
The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx/x/xx and ends with the maturity date of xx/x/xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx . Tape Value: xx |---| |----| Comment: Borrower's name has a Jr. Tape Source: Initial Tape Type:
Field: Modification First Payment Date   Loan Value: xx/x/xx   Tape Value: xx/xx/xxxx Variance: x (Days)   Variance %:    Comment: First payment date xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $-xx.xx Variance %: -x.xxx% Comment: As per payment history the value is $xx,xxx.xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan seasoned more than x years, informational information.

Late Fees Test: FAIL Loan data - x.xxx% Comparison Data - x.xxx% Variance - +x.xxx%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
FAIL"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan seasoned more than x years.
Late Fees Test: FAIL Loan data - x.xxx% Comparison Data - x.xxx% Variance - +x.xxx%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
FAIL"
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State and the required disclosures are missing from the loan file as follow.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21899117	xx	665	648	31.622%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$404.91	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxtates that the subject mortgage was originated xx
As per updated title report the property is currently vested in the name of xx . The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx  However, the assignment is missing to xx
There is junior mortgage active against subject property in the amount of xx  which was recorded on xx
The annual county taxes for year xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
The review of payment history as of dated xx/xx/xxxxhows that borrower is delinquent for x months. The delinquency period was started from xx/xx/xxxxo as of xx/xx/xxxxThe next payment is due on xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of xx with the interest rate of xx which was applied for the due date of xx/xx/xxxxThe current unpaid principal balance is in the amount of xx	Collections Comments:As per collection comments the loan is in active bankruptcy. The borrower is delinquent for x. The delinquency period was started from to as of The next payment is due on loan has been modified. Loan modification agreement was made between the xx and As per agreement the new principal balance is in the amount of $xx,xxx.xx. The borrower had promised to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx% which was begun on The maturity date of agreement is The evidences of deferred principal balance and principal forgiveness have not been found.
The evidences of foreclosure have not been found in xx months servicing collection comments.
xx . The POC was filed on   As per POC the claim is in the amount of xx  and the arrearage is in the amount of $x,xxx.xx. The last amended plan was filed on   The plan was confirmed on
No property damage has been found.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx has filed Bankruptcy under chapter-xx on with the xx As per POC the claim is in the amount of xx and the arrearage is in the amount of $x,xxx.xx. The last amended plan was filed on The plan was confirmed on As per plan the debtor would pay prepetition Arrearage in the amount of $x,xxx.xx to trustee. The current installment would be in the amount of $xxx.xx.The motion for relief was not filed. The Date of Last Filing is	Loan modification agreement was made between the xx As per agreement the new principal balance is in the amount of $xx,xxx.xx. The borrower had promised to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx% which was begun on xx/xx/xxxxThe maturity date of agreement is xx/xx/xxxxThe evidences of deferred principal balance and principal forgiveness have not been found.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower x last Name is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value:xx   Variance:    Variance %:    Comment: Borrower last Name is xx    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Currently the property is not in Foreclosure.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment: Deferred Principal is $x.xx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: -xx (Days)   Variance %:    Comment: Modification First Payment date is x/x/xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx x xx     Tape Value: xx HWY xx W   Variance:    Variance %:    Comment: Property Address is xx x xx     Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $-xxx.xx Variance %: -x.xxx% Comment: Current Unpaid Principal balance is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx  State. The following state disclosures are missing from loan file.
x) Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
x) Anti-Tying Disclosure.
x) Financial Institution Choice of Insurance Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86938162	xx	729	742	19.033%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$397.25	xx/xx/xxxx	Financial Hardship	As per the review of Updated title report dated xx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There are two junior mortgages against the property in the xx  total for the amount of xx  which was recorded on xx  and   respectively.
There is one xx lien against the property in the xx
There are two junior judgments against the borrower. The first in the favor of xx  in the amount of $xx.xx which was recorded xx
Annual borough, county and school taxes of xx-xx have been paid in the amount of $xx.xx.

As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is xx And PITI is xx The UPB reflected in the payment history is in the amount of xx	Collections Comments:The loan is currently active in bankruptcy. The borrower is currently delinquent for xx months and next due date is The UPB reflected in the payment history is in the amount of $xx,xxx.xx.
As per comment dated   the reason for default is payment dispute.
The loan has been modified, the modification agreement was made between Borrower xx
According to the documents attached with the Updated title report   the complaint was filed on   The judgment was entered on   under the xx  .However, the borrower xx  and foreclosure put on hold.
As per comment dated   the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:According to the documents attached with the Updated title report   the complaint was filed on   The judgment was entered on xx
Bankruptcy Comments:The borrowerxx The POC was filed by xx d/b/a xx on with the secured claim amount of $xxx,xxx.xx and the arrearage is $xx,xxx.xx. The schedule-D of voluntary petition dated the value of collateral is xx and the amount of claim is $xxx,xxx.xx. Hence, the unsecured portion is $xx,xxx.xx. According to chapter xx plan dated the debtor shall pay the trustee $xxx.xx monthly for a total amount of $xxx.xx. The Objection to Ch. xx Plan by Trustee was filed on
This modification agreement was made between Borrower xx The reason for modification is financial hardship. As per the modified terms, new principal balance is $xx,xxx.xx. Borrower promises to pay $xxx.xx  monthly with a modified interest rate x.xx% beginning from xx/xx/xxxxith a maturity date xx/xx/xxxxThe interest bearing amount is $xx,xxx.xx. There is no deferred balance and principal forgiven amount.

Affiliated Business Disclosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxx.xx |---| |----| Comment: There is no deferred balance in modification agreement. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment: There is no deferred balance in modification agreement.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/x/xx   Tape Value: xx/xx/xxxx Variance: x (Days)   Variance %:    Comment: The Modification first payment date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value: Attached   Variance:    Variance %:    Comment: The subject property is semi-detached.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $-xxx.xx Variance %: -x.xxx% Comment: The UPB is $xx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Foreclosure Rescission Finance Charge Test:

TILA Foreclosure Rescission Finance Charge Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "The list of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23206680	xx	610	Not Applicable	27.887%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$453.43	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxxthe subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is from xx
There is an active mortgage prior to the subject Mortgage, in the xx
No active liens and judgments have been found.
Annual combined taxes for the year of xx have been paid in the amount of $xx.xx.
No delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxxthe payment applied date was x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to the collection comments the loan is in bankruptcy. the borrower is currently delinquent for xx months. The last payment received on the payment applied date was and the next due date for payment is The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs. The loan has been modified on foreclosure was initiated and referred to attorney on The complaint file was filed on However the foreclosure put on hold due to borrower filed bankruptcy on
Foreclosure Comments:The foreclosure was initiated and referred to attorney on   The complaint file was filed on   However the foreclosure put on hold due to borrower filed bankruptcy on   No further details have been found.
Bankruptcy Comments:As per report, the borrower xx had filed bankruptcy under chapter xx with thexx in the amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The debtor shall pay to the trustee the sum of $xx.xx per month for xx months. The Schedule D of voluntary petition dated shows amount of secured claim without deducting the value of collateral is xx and value of collateral is $xxx,xxx.xx. However the unsecured portion is $xx,xxx.xx. The Collection comments does not show any cram down.	The loan has been modified twice since origination. As per the loan modification which was made on between the borrower xx . According to the modified terms, the new principal balance is in the amount of $xxx,xxx.xx. The borrower promises to pay $xxx.xx with the rate of interest starting with x.xxx % beginning from x/x/xx. The new maturity date is x/x/xx. The interest bearing is in the amount of $xxx,xxx.xx. There is no deferred balance. There is no principal forgiven.	Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| -x (Days) |----| Comment: As per modification, the modification first payment date is x/x/xx. Tape Source: Initial Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per mortgage, the property county is xx . Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx"
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
x.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
																									xx.Construction Loan Disclosure"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15870902	xx	686	628	39.590%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$485.00	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior mortgage against subject property which is in the amount of $xx,xxx.xx, recorded on   xx
Annual county taxes for the year of xx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the report, the debtor xx had filed the bankruptcy under the chapter xxth xx The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx. Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on with xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure complaint was filed on xx  and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on
Bankruptcy Comments:According to the report, the debtor xx had filed the bankruptcy under the chapter xxth xx The POC was filed on The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower and lender on effective date of
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/x/xx and ends with the maturity date of xx/x/xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Modification First Payment Date Loan Value: xx/x/xx Tape Value: xx/xx/xxxx---| xx (Days) |----| Comment: Data from modification Tape Source: Initial Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Data from the Mortgage Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file:
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66432185	xx	622	Not Applicable	51.373%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$777.68	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx
Chain of assignment is incomplete. Currently the assignment is with xx
No active judgment or liens are found pending.
According to updated title report annual combined taxes for the year of xx was paid in the amount of xx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is x/x/xx. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. POC was filed on     in the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on     & complaint of foreclosure was filed dated on   Foreclosure sale was schedule for   Due to filing of bankruptcy by borrower on   foreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on   in the amount of $x,xxx.xx which was applied to   The next due date is    As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
According to servicing comment, reason for default is unemployment.
The subject property is owner occupied. No information has been found regarding any damage or repair.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to   on   Summon & complaint of foreclosure was filed dated on   Foreclosure sale was schedule for   Due to filing of bankruptcy by borrower on   foreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.

Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx,xx
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. POC was filed on in the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.	This loan modification was done onxx/xx/xxxxetween the xx The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is x/x/xx and new maturity date is x/x/xx.
Final Truth in Lending Discl.	Field: Modification First Payment Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| -xx (Days) |----| Comment: Modification indicates x/x/xx Tape Source: Initial Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: County per Updated title and mortgage is Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
Loan data is x.xx% which is compared with x.xxx% and variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92771971	xx	603	Not Applicable	20.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated xx
The chain of assignment is incomplete. The assignment was transferred from ‘xx ,

There is   lien in the favor of ‘xx ’, the amount is unavailable, which was recorded on xx
There is Judgment against the borrower xx  in the xx ’ for the amount of xx  which was recorded on xx

The combined annual taxes for the year xx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:No evidences have been found regarding damages/repairs.

The Payment History dated     reveals that the borrower has been the delinquent from   to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.x% and P&I is $xxx.xx which was applied for the due date of   The payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.

Bankruptcy was filed by xx  under the chapter xx xx . Schedule D of voluntary petition dated   shows that the amount of secured claim without deducting the value of collateral $xx,xxx.xx and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx.  The creditor ‘xx  with secured claim amount of xx  unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Then amended chapter plan xx entered on   shows that the debtor shall pay the payment for xx months in amount of $xxx.xx. Plan has been confirmed on   Currently loan is in active bankruptcy.

No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx Schedule D of voluntary petition dated shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. The creditor xx with secured claim amount of xx unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Then amended chapter plan xx entered on shows that the debtor shall pay the payment for xx months in amount of $xxx.xx. Plan has been confirmed on Currently loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: No foreclosure activity was found in latest xx months servicing comments. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xxx       Tape Value: xxx       Variance:    Variance %:    Comment: Property addess street is xxx       Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the mortgage document the property county is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance  -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
FAIL
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  The required state disclosures are missing from the loan file.
xx Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61048854	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,079.45	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated xx
The chain of assignment is incomplete. The latest assignment of mortgage is with xx
Active judgments or liens have been found pending are as follows:
x) Civil judgment against the borrower xx
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is inactive bankruptcy. Provided payment history from to reveals that the loan is in delinquency for xx months. The next due date for the payment is The last payment of was received on in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on   The loan is modified once since origination. The loan modification was last made effective from
The borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and started from the first payment on   and to be ended with the maturity date of
According to the available servicing comments dated from   to   the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on    According to the review of updated title report dated   the foreclosure complaint and notice of lis pendens was filed twice by the attorney with the first notice of lis pendens was filed by the attorney with xx . The foreclosure file was placed on hold due to bankruptcy filed by the borrower under chapter-xx on   Since comments are available only up-to   we are unsure about the outcome of these foreclosure proceedings.

Foreclosure Comments:According to the available servicing comments dated from  the foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on      According to the review of updated title report dated   the foreclosure complaint and notice of lis pendens was filed twice by the attorney with the first notice of lis pendens was filed by the attorney with xx  and the second was filed with the xx . The foreclosure file was placed on hold due to bankruptcy filed by the borrower under chapter-xx on   Since comments are available only up-to   we are unsure about the outcome of these foreclosure proceedings.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with xx
According to the amended chapter xx plan dated the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in amount of xx	Loan Modification agreement was made between borrowers xx
The borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended with the maturity date of xx/xx/xxxx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-x Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Property County Loan Value: xx Tape Value: xx |---| |----| Comment: County per Mortgage. Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -x.xxx% Comment: The Payment History per tape isxx/xx/xxxx payment history provided was as ofxx/xx/xxxx Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Missing Appraisal"
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28876009	xx	660	Not Applicable	38.521%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,135.47	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx ment is incomplete as the latest assignee is xx . However, the current assignee should be xx No active judgments or liens have been found. No prior year delinquent taxes have been found.

Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. As per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under chapter xx with xx As per chapter xx plan dated the debtor shall pay $xxx.xx per month for xx months to the trustee. Later, the plan was amended on according to which the debtor shall pay $xxx.xx for xx months and $xxx.xx per month from xxth to xxth month. The MFR was filed on The POC was filed on with POC amount of $xxx,xxx.xx and amount of arrearage is $x,xxx.xx. As per collection comment, the foreclosure was initiated on loan in xx. The complaint was filed on No further comments have been found. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on in the amount of $x,xxx.xx that was applied for the due date of The next payment is due on The loan modification agreement was made between xx (borrower) and xx . As per agreement the new principal balance is $xxx,xxx.xx. The new P&I is $x,xxx.xx and interest rate is x.xxx%. The payments begin on x/x/xx and new maturity date is The loan has been modified once since origination. The borrower wants to keep the subject property. The reason for default is unemployment. As per comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:As per collection comment, the foreclosure was initiated on loan in xx. No information has been found regarding referral date. The complaint was filed on   No further comments have been found.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter xx with xx , the debtor shall pay $xxx.xx per month for xx months to the trustee. Later, the plan was amended on according to which the debtor shall pay $xxx.xx for xx months and $xxx.xx per month from xxth to xxth month. The plan is not yet confirmed. The MFR was filed on xx/xx/xxxxThe POC was filed on xx/xx/xxxxith POC amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.	The loan modification agreement was made between xx As per agreement the new principal balance is $xxx,xxx.xx. The new P&I is $x,xxx.xx and interest rate is x.xxx%. The payments begin on x/x/xx and new maturity date is x/x/xx. The loan has been modified once since origination.	Good Faith Estimate	Field: Modification First Payment Date Loan Value: x/x/xx Tape Value: x/x/xx |---| -x (Days) |----| Comment: As per modification agreement the first payment date is x/x/xx. Tape Source: Initial Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: As per mortgage the county is Los Angeles   Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -x.xxx% Comment: As per payment history the UPB is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70069144	xx	672	Not Applicable	37.821%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxxhows that the subject mortgage is on first lien position. Subject mortgage was recorded on xx Chain of assignment is incomplete as current assignee is xx . No active judgments or liens found. Annual estimated tax is $xxx.xx with no prior year delinquency.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xx/xx/xxxxAs per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtors xx had filed the bankruptcy under chapter xx with xx As per chapter xx plan dated xx/xx/xxxxthe debtor shall pay $xxx.xx per month for xx months. The plan was confirmed on The POC was filed on with POC amount of $xx,xxx.xx and amount of arrearage is $xx,xxx.xx. As per comment, the foreclosure was initiated on loan in xx. The complaint was filed on The service was completed on The judgment was entered on Later, the foreclosure was placed on hold on due to bankruptcy filing. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on in the amount of $xxx.xx that was applied for the due date of The next payment is due on The loan is not yet modified since origination. The reason for default is unemployment. The borrower wants to keep the subject property. The subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:As per comment, the foreclosure was initiated on loan in xx. The complaint was filed on   The service was completed on   The judgment was entered on   Later, the foreclosure was placed on hold on   due to bankruptcy filing.
Bankruptcy Comments:The debtors xx had filed the bankruptcy under chapter xx with xx . As per chapter xx plan dated the debtor shall pay $xxx.xx per month for xx months. The plan was confirmed on The POC was filed on with POC amount of $xx,xxx.xx and amount of arrearage is $xx,xxx.xx.	Not Applicable	Missing or error on the Rate Lock	Field: Mod Maturity Date Loan Value: Not Applicable Tape Value: x/x/xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Property County   Loan Value: Washington   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $-xxx.xx Variance %: -x.xxx% Comment: Current UPB is $xx,xxx.xx, tape shows $xx,xxx.xx Tape Source: Initial Tape Type:	x: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: xx The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either: "xx " or "xx or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction;"
																								* Required Documentation Missing or Incomplete (Lvl x) "Final Application incomplete due to Final application reflects borrower as xx nor a Permanent resident alien. Supporting documents to verify borrower's citizenship is missing from the loan file."		* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by Borrower(s)."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30207667	xx	Unavailable	Not Applicable	42.873%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$44,584.46	3.750%	$505.49	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx . The chain of assignment has not been completed as the assignment of mortgage is currently with xx, instead of the current assignee
There are x active judgments against the borrower total in the amount of $ which were recorded on   and   in favor of xx
The combined annual taxes of xx/xx have been paid total in the amount of xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received on xx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx. The next due date is xx. The current UPB is xx	Collections Comments:The loan is currently in active bankruptcy. Borrower xx had filed bankruptcy under chapter-xx with the xx The POC was filed by subject creditor xx on xx with the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. As per first amended plan dated the subject claim being made via automatic debit/draft from debtors depository account and are continue to be paid directly to the creditor or lesser by the debtor outside the plan. But objection to the plan was filed by subject creditor on xx, objected to confirmation of xx Chapter xx plan because it failed to provide for full repayment of secured creditor's first mortgage arrearages. The plan is still not confirmed.
Schedule D of voluntary petition dated   shows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is $xx,xxx.xx.

According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on   The complaint was filed on xx . But the foreclosure was put on hold due to the bankruptcy filed by borrower on   under chapter xx with xx  The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.

As per comment dated   the account is in active litigation. The comment dated   states that the litigation was reviewed and accepted by litigation department and pushed forward to approval. As per comment dated   the servicer had an email to litigation representative to inform of hold action. Latest comment dated   states that litigation was confirmed. No more details are available regarding the litigation matter.
As per comment dated   the contested foreclosure was notified and the comment dated   states that foreclosure servicer notified contested issue was resolved. No more details are available regarding contested matter.

The loan is in delinquency for xx months. The last payment was received on   in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx. The next due date is xx. The current UPB is $xx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date of   between “xx  and “xx (lender)”. The new principal balance is $xxx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from   and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.

“Home is affixed”. The appraisal report at origination is missing from the loan file but the provided tape data reflects that the subject property is Manufactured Home. According to the updated title report dated xx   The final Title Policy does not reflect the ALTA x endorsement. The affidavit of affixation is available with updated title report located at “xx” had filed bankruptcy under chapter-xx with the xx  The POC was filed by subject creditor xx on   with the secured claim amount of xx  and an arrearage in the amount of $xx,xxx.xx. As per first amended plan dated xx the subject claim being made via automatic debit/draft from debtors depository account and are continue to be paid directly to the creditor or lesser by the debtor outside the plan. But objection to the plan was filed by subject creditor on xx. xx,   objected to confirmation of Debtor’sxx  xx plan because it failed to provide for full repayment of secured creditor's first mortgage arrearages. The plan is still not confirmed.
Schedule D of voluntary petition dated shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx therefore, the unsecured portion is $xx,xxx.xx.	The Fixed Loan Modification agreement was made on an effective date of between “xx . The new principal balance is $xxx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xxx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: as per comments contested was found.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx         Tape Value: xxx xx     Variance:    Variance %:    Comment: Note   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -xx.xxx% Comment: Per payment history. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the TILA APR test. ( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the RESPA Originator Compensation Validation Test:
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker. Line xxx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xx sxxs may be retained by the originator(s). All items in the xx, xx, and xx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowner's insurance premiums (lines xxx - xxx), and required services that you can shop for in the xx section should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the RESPA Originator Compensation Validation Test:
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker. Line xxx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xx sxxs may be retained by the originator(s). All items in the xx, xx, and xx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowner's insurance premiums (lines xxx - xxx), and required services that you can shop for in the xx section should not be retained by the lender or broker."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIl is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State and the required disclosures are missing from the loan file as follow.
Anti-Coercion Notice,
Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "“xx”. The appraisal report at origination is missing from the loan file but the provided tape data reflects that the subject property is Manufactured Home. According to the updated title report dated xx, the subject property is “Mobile Home” and it reflects  xx   The final Title Policy does not reflect the ALTA x endorsement. The affidavit of affixation is available with updated title report located at xx ” which certifies that Mobile Home is permanently affixed to real property."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92169825	xx	Unavailable	Not Applicable	41.467%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$302.99	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx
There is a senior mortgage active prior to subject mortgage. The subordination letter has been found of date   which shows that the subject mortgage is at first lien position. The prior mortgage was originated on xx    and recorded on   in the amount of $xx,xxx in xx
The first installments of combined taxes for the year xx have been paid in the amount of   The second installments of combined taxes for the year xx are due in the amount of $xxx.xx for the due date of xx/xx/xxxxThe current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xx. The last payment was received onxx/xx/xxxxin the amount of $xxx.xx, which was applied for x/x/xx. The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx

Collections Comments:The review of comment history shows that the loan is in active foreclosure.
As per the comment history dated   the reason for default is marital problems. The property has been occupied by the owner himself. According to comment history dated   the borrower’s intention is to surrender the property.
The foreclosure process was initiated and it was referred to attorney on   The foreclosure process was kept on hold from   because of loss mitigation. No further details have been found.

Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on   The complaint was filed on   with the xx The foreclosure process was kept on hold from   because of loss mitigation. No further details have been found.

Bankruptcy Comments:The borrower xx  had filed the bankruptcy under chapter x with the xx
The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx  and the value of property is $xxx,xxx. According to comment history dated   the borrower’s intention is to surrender the property. The document xx shows that the subject property has abandoned from bankruptcy estate.
There is no any evidence of cram down.

The modification agreement was done on between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xx,xxx.xx at the interest rate of x.xxx% with the modified P&I of $xxx.xx.
The first payment date was due on x/x/xx and the new maturity date is x/x/xx.
There is no deferred balance has been stated.

Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xxx (Days) Variance %: Comment: The stated maturity date is x/x/xx. However the tape shows that it is x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test"
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "The initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "The initial TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23221592	xx	690	678	22.458%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$335.46	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of assignment has not been completed as the mortgage is currently with "xx,
There is one judgment recorded on   in the amount of $xxx.xx in favor of State of  xx
Annual combined taxes of xx have been paid in the amount of $ x,xxx.xx.
No prior year delinquent taxes have been found.

Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xx. The next due date is x/x/xx. The latest payment history reflects the current UPB xx	Collections Comments:As per servicing comments the loan is in active bankruptcy. The Borrower's xx had filed bankruptcy under chapter-xx with thexx The amended plan was confirmed on POC was filed on with secured claim amount of $xx,xxx.xx and arrearage in the amount of $x,xxx.xx. As per second amended plan dated the debtor shall pay arrears with monthly payment of $xxx.xx. Motion to dismiss case was filed on for failure to maintain timely plan payments.

The loan is in delinquency for xx months. The last payment was received on   in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xx. The next due date is x/x/xx. The latest payment history reflects the current UPB $xx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date of   between “xx  a
The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/x/xx and ends with the maturity date of x/x/xx.

As per available documents and servicing comments the foreclosure was initiated in the loan and referred to attorney on xx/xx/xxxxThe complaint was filed on   with xx The FC was put on hold due to the bankruptcy filed by borrower on xx The loan is in active bankruptcy. No further details have been found regarding the foreclosure in available servicing comments.

As per comment dated   the servicer received call from internal partner representative to report the new claim for cause of loss due to the fire on date   and customer stated that kitchen repair have been completed and he has settlement check for $xx.xx. The comment dated   states that customer has completed the repairs and wants check to be endorsed and release. As per comment dated xx with the amount $xx.xx received on   As per latest comment datedxx/xx/xxxxhe customer stated that he received message exception denied from BK Dept to release funds $xx.xx then customer made call to exception Dept and was advised to have customer send paid in full receipt showing contractor is not owed any funds. The exception Dept advised him and provided xx  and website and said that once they have on file they could send exception request.
Foreclosure Comments:As per available documents and servicing comments the foreclosure was initiated in the loan and referred to attorney on   The complaint was filed on   with xx  The FC was put on hold due to the bankruptcy filed by borrower on xx  The loan is in active bankruptcy. No further details have been found regarding the foreclosure in available servicing comments.
Bankruptcy Comments:The Borrower's "xx " had filed bankruptcy under chapter-xx with the xx . The amended plan was confirmed on POC was filed on with secured claim amount of $xx,xxx.xx and arrearage in the amount of $x,xxx.xx. As per second amended plan datedxx/xx/xxxxhe debtor shall pay arrears with monthly payment of $xxx.xx. Motion to dismiss case was filed on for failure to maintain timely plan payments.	The Fixed Loan Modification agreement was made on an effective date of xx
The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/x/xx and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Data retrieved feom Note   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: as per appraisal subject property is PUD Tape Source: Initial Tape Type:	x: Curable	* Lost Note Affidavit (Lvl x) "The “Lost Note Affidavit” is available in the loan file with the locator xx which is stating that the original Note was destroyed or lost and there is a duplicate copy of Note is also available in the loan file."	* Initial Good Faith Estimate is Missing (Lvl x) "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State and the required disclosures are missing from the loan file as follow.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date isxx/xx/xxxxhowever, note date isxx/xx/xxxx		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92397412	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$644.08	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx,
* There was one senior mortgage recorded on xx
Active Judgments and Liens;
x) One credit card judgment have been found pending against the borrower xx  recorded on   in the amount of   which is in the xx
Property Tax Status;
x) Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxx) Annual school taxes for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxx) Annual utility charges for the year of xx have been paid in the amount of $x,xxx.xx on xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx	Collections Comments:Collection comments available from till shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is The last payment was received on in the total amount of $x,xxx.xx for the due date of The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.
Loan Modification agreement was made between borrower xx
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date   and ends with the maturity date of
The foreclosure was not initiated in the loan.
The borrower had not filed bankruptcy.
Collection comment dated   shows that the subject property is owner occupant.
As per the collection comment dated   the subject property had a damage due to hurricane harvey. The damage reported includes roof floor furniture kitchen floor back door appliances, the borrower states that she has completed the floors base boards sheet rocks molding patching the roof to fix a leak. The same comment shows that the property need repairs in the amount of $xx,xxx. The estimated completion of repairs is xx% and estimated completion date was x/xx. Collection comment dated xx/xx/xxxxhows that the borrower has been paying for the repairs. Disaster impact has not been resolved, repairs are expected to be completed by

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxx	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Occupancy Loan Value: Occupied by Unknown Party Tape Value: Owner (or Former): Primary Home |---| |----| Comment: As per comment dated xx/xx/xxxxoccupancy is unknown. Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx         Tape Value: xx         Variance:    Variance %:    Comment: Note reflects property address street as "xx         Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: As per the modification agreement the maturity date x/x/xx. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x not signed by borrower."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file; however, appraised value is taken from underwriting transmittal located at xx
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state.
The following disclosures are missing from the loan file:

xx  Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Not all borrowers signed TIL (Lvl x)     "Final TIL not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27768893	xx	633	672	45.877%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$1,325.42	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx,
There is a junior mortgage in the favor xx
There is a junior mortgage in the favor of xx
The annual combined taxes of xx have been paid in the amount of $xx.xx.
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $x,xxx.xx for the due date of x/x/xx. The UPB reflected is in the amount of xx till the due date of x/x/xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is The comment dated states that the reason for default was an illness of borrower. The subject property is owner-occupied. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is The last payment was received on in the amount of $x,xxx.xx for the due date of The UPB reflected is in the amount of $xxx,xxx.xx till the due date of The loan modification agreement was made between the borrower xx on The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.
Update:
As per the servicing comment dated   borrower xx  deceased.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx The modified UPB is $xxx,xxx.xx with a P&I of $x,xxx.xx and an interest rate of x.xx%. The first payment started from with the maturity date of x/x/xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: The current servicer name is not applicable. Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx         Tape Value: xx       Variance:    Variance %:    Comment: Property address street is xx       Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: The stated maturity date is x/x/xx. Tape Source: Initial Tape Type:	x: Curable	* Lost Note Affidavit (Lvl x) "The Lost Note Affidavit has been found in the loan at xx stating that Original Note has been lost. However, a Copy of Note has been found in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx . The following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure.
x.Credit Property Insurance Disclosure.
x.Fee Agreement.
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6135030	xx	Unavailable	Not Applicable	40.026%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$532.43	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated onxx
The chain of the assignment has been completed as no assignment has been done by xx
There is a junior mortgage in the favor of xx,   in the amount of   which was recorded on
There is Hospital lien in the favor ofxx
There is an IRS lien in the favor of the xx
The first installment combined taxes of xx/xx have been paid in the amount of xx
The second installment combined taxes of xx/xx are due in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB reflected is in the amount of xx till the due date of x/x/xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is The borrower had filed the bankruptcy under chapter-xx with the xx and the plan is not confirmed yet. The POC was filed on with the secured claim amount of xx and an arrearage amount is $xx,xxx.xx. The bankruptcy was dismissed on and terminated on The date of the last filing the bankruptcy was The foreclosure was initiated and the file was referred to an attorney on The complaint was filed on The borrower had filed the bankruptcy under chapter-xx with the xx . However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is The last payment was received on in the amount of $xxx.xx for the due date of The UPB reflected is in the amount of $xxx,xxx.xx till the due date of The comment dated indicates that the litigation was filed. According to the comment dated litigation hold was closed. No further details have been found. The comment dated reveals that the flex mod first trial payment was received on The comment dated states that the subject property is vacant. The property was first time vacant on The loan modification agreement was made between the borrower r xx, NA on The loan has been modified once since origination. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on   The complaint was filed on   The borrower had filed the bankruptcy under chapter-xx with the xx . However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-xx with the xx and the plan is not confirmed yet. The POC was filed on with the secured claim amount of xx and an arrearage amount is $xx,xxx.xx. The bankruptcy was dismissed on and terminated on The date of the last filing the bankruptcy was	The loan modification agreement was made between the borrower xx The modified UPB is $xxx,xxx.xx with an interest rate of x% and P&I of $xxx.xx. The first payment started from with the maturity date of x/x/xx. There is no provision for the balloon payment and it has x modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No Discrepancy. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xxx (Days)   Variance %:    Comment: The bankruptcy filing date is x/x/xx.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: The current occupancy is vacant.   Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: The current servicer is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: xx Variance %: xx.xxx% Comment: The loan original maturity term months are xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Appraisal not dated (Lvl x) "Appraisal is missing from the file"
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Indiana license validation test. ( x-xxx)
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.

This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Result: FAIL ; Loan Data: x.xxx%;Comparison Data:  x.xxx%; Variance: -x.xxx%.

IN License Validation Test: FAIL.

This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the Indiana license validation test. (IN HEA xx, Ind. Code § xx-x.x-x-xxx, Ind. Code § xx.x.x-x-xxx)
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana xx
a closing date before the Act's effective date of January x, xx."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx  However, the following state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure.
x.Federal Consumer Credit Protection Act Disclosure.
x.Insurance Freedom of Choice Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79446446	xx	Unavailable	Not Applicable	16.105%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$229.17	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been completed as the assignment of mortgage is currently with xx,
No active judgments or liens have been found against the borrower/subject property.
The combined annual taxes of xx have been paid total in the amount of $ $x,xxx.xx.
No prior year delinquent taxes have been found.
The Payment History dated as of xx/xx/xxxxeveals that the borrower has been delinquent from xx/xx/xxxxill xx/xx/xxxxThe delinquency has been done for xx months. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xxx% and it was applied for the due date xx/xx/xxxxThe next due date is x/x/xx. The current unpaid principal balance is in the amount of xx	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is
Borrower’s “xx  had filed bankruptcy under chapter-xx with the xx  and the plan was confirmed on   POC was filed by subject creditor xx,   on   with the secured claim amount of xx  and an arrearage in the amount of $x,xxx.xx. Schedule D of voluntary petition dated   shows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is $xx,xxx.xx.
As per amended plan dated   the debtor shall continue his payments on a subject claim with monthly payment of $xxx.xx and pre-petition arrears shall cure through the plan total in the amount of $x,xxx.xx with monthly payment of $xxx.xx for xx months.

The borrower has been delinquent from   till   The delinquency has been done for xx months. The last payment was received on   in the amount of $xxx.xx with interest rate of x.xxx% and it was applied for the due date xx/xx/xxxxThe next due date is x/x/xx. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date of xx/x/xx between “xx  and
The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from   and ends with the maturity date of xx/x/xx.

The comment dated   states that the loan released from FC referral hold. No other comments have been found regarding the foreclosure.
As per servicing comments dated   the reason for default is borrower fell and damaged her knee and causing her current disability.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower’s xx had filed bankruptcy under chapter-xx with the xx  and the plan was confirmed on   POC was filed by subject creditor xx, N.A. on   with the secured claim amount of xx  and an arrearage in the amount of $x,xxx.xx. Schedule D of voluntary petition dated   shows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is $xx,xxx.xx.
As per amended plan dated   the debtor shall continue his payments on a subject claim with monthly payment of $xxx.xx and pre-petition arrears shall cure through the plan total in the amount of $x,xxx.xx with monthly payment of $xxx.xx for xx months.
The Fixed Loan Modification agreement was made on an effective date of xx/x/xx between “xx
The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/x/xx and ends with the maturity date of xx/x/xx.
Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Per executed modification agreement in the file. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62863057	xx	674	681	53.933%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$614.90	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated xx
The chain of assignment is not complete.  The latest assignment is to xx,
No active mortgages, liens, and judgments were found against the subject property or the borrower.
Annual taxes for the year xx have been paid on x/x/xx in the amount of for the year xx are delinquent for due datexx/xx/xxxxn the amount of $xx.xx. The taxes are good throughxx/xx/xxxx	As per the review of payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months and next due for the xx/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of $xxx.xx and were placed into suspense. The last payment applied was on x/x/xx in the amount of $xxx.xx that was taken out of suspense and applied for the due date x/x/xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy, on foreclosure hold. As per the review of payment history as of the borrower is currently delinquent for xx months and next due for the payment. The last funds were received on in the amount of $xxx.xx and were placed into suspense. The last payment applied was on x/x/xx in the amount of $xxx.xx that was taken out of suspense and applied for the due date The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was previously modified on x/x/xx.
The original borrowers arexx .  The heir to the property is xx
The reason for default is death of the borrowers. The subject property has been occupied by the heir of the deceased borrowers. Her intention is to keep the property.
The foreclosure was initiated. The file was referred to an attorney on   and the complaint was filed on   The foreclosure judgment was entered on   in the amount of $xxx,xxx.xx. The foreclosure sale was scheduled for   however, the foreclosure was placed on hold due to bankruptcy being filed on
According to the PACER, xx had filed for bankruptcy under Chapter-xx with the xx  the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.  Per servicing comments the POC Bar Date is   therefore the POC was not past the bar date.  The plan was confirmed on xx/xx/xxxxLater, the modified plan was confirmed onxx/xx/xxxxThe debtor shall pay the trustee $xxx.xx for xx months under Chapter xx. There is no comment indicating a cram down. The MFR was filed on
As per the review of collection comments, the subject property is in good condition with no evidence of damages or repairs.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on   and the complaint was filed on   The foreclosure judgment was entered on   in the amount of $xxx,xxx.xx. The foreclosure sale was scheduled for   however, the foreclosure was placed on hold due to bankruptcy being filed on
Bankruptcy Comments:According to the PACER, xx had filed for bankruptcy under Chapter-xx with the xx The POC was filed on the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. Per servicing comments the POC Bar Date is therefore the POC was not past the bar date. The plan was confirmed on Later, the modified plan was confirmed on The debtor shall pay the trustee $xxx.xx for xx months under Chapter xx. There is no comment indicating a cram down. The MFR was filed on	The loan was modified on between the borrowers xx As per the modified terms, the new principal balance is $xxx,xxx.xx. There are x steps of modification. The borrower promises to pay as per modified plan and the xst step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from x/x/xx, xnd step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from x/x/xx, xrd step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from x/x/xx, with a maturity date xx/x/xx. This loan was modified once.	Credit Application	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: This is Chapter-xx bankruptcy. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: The last payment was applied from suspense funds on x/x/xx and the last funds were received onxx/xx/xxxxnd were placed into suspense.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xx Variance %: -xx.xxx% Comment: The Original Note reflects the Loan Maturity Term in Months as xxx. The last Modification added xx months to the term and the new Term in Months is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application was not executed by the borrowers. However updated the information as per the document located at xx
* Application Not Signed by All Borrowers (Lvl x)     "Final Application was not executed by the borrowers."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
																									TILA Foreclosure Rescission Finance Charge Test: Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66007231	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$976.18	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx recorded on chain of assignment has not been completed, currently the assignment is with xx,
There is a   lien recorded on   for the amount of $xxx.xx in the favor of xx .
Annual combined taxes of xx are paid in the amount of $xx.xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for x months and the next due is xx/xx/xxxxThe last payment was received on xx/xx/xxxxfor the amount of $xx.xx(PITI) which was applied to x/x/xx.The monthly P&I is xx with an interest rate of xx The current UPB is reflected in payment history for the amount of xx
Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of the borrower has been delinquent for x months and the next due is The last payment was received on for the amount of $xx.xx(PITI) which was applied to monthly P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The loan has been modified since the origination. The modification agreement was made between the lender xx and the borrower xx  the new principal balance as per mod is $xxx,xxx.xx. The first payment was due on   and the maturity date is   with modified rate x.xxx% and P&I is $xxx.xx.The modification does not contain balloon payments.
The borrower had filed bankruptcy under chapter xx with xx  and the plan was confirmed on   POC is was filed on   the amunt of POC is $xxx,xx.xx and the arrearage amount is xx,xxx.xx.The chapterxx plan was filed on   as per plan the debtor supposes to pay the trustee the amount fo $xxx.xx per month. The  motion for relief from stay was filed on
The process of foreclosure has been initiated, the file was referred to an attorney on   No further details have been found regarding the foreclosure.
The reason for default is unable to determine.
The subject property is in average condition. No comments have been found regarding the repair or damage.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on   No further details have been found regarding the foreclosure. The borrower had filed bankruptcy under chapter xx with xx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with xx The POC is was filed on the amount of POC is $xxx,xx.xx and the arrearage amount is xx,xxx.xx.The chapterxx plan was filed on as per plan the debtor supposes to pay the trustee the amount for $xxx.xx per month. The motion for relief from stay was filed on	The modification agreement was made between the lender xx and the borrower xx , the new principal balance as per mod is $xxx,xxx.xx. The first payment was due on and the maturity date is xx/xx/xxxxith modified rate x.xxx% and P&I is $xxx.xx.The modification does not contain balloon payments.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Data from the Modification   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property ttype is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test. and this loan has failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. and this loan has failed the TILA foreclosure rescission finance charge test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35569347	xx	755	726	39.887%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows subject mortgage was originated xx

The chain of assignment is incomplete. Missing assignment is from xx

Currently the assignment is with xx

There are x IRS Lien, x state tax liens and x civil judgment active against the borrower:

IRS Tax liens with xx  for the total amount of xx  and was dated on   and   respectively.

First State Tax in favor of xx
Second State Tax in favor of xx
Third State Tax in favor of xx
Forth State Tax in favor of xx
Transcript of judgment with xx  against xx  for the amount of   and was record dated on

xx annual school taxes have been paid off in the amount of $x,xxx.xx on xx.
xx annual combined taxes have been paid off in the amount of $x,xxx.xx on xx.

No any prior year taxes are delinquent as per updated title report.	According to payment history as of xx, the borrower is delinquent for xx months and next payment due date was for xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. The UPB is reflected in payment history in the amount of xx	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is The debtor xx had filed for bankruptcy under chapter-xx with the xx . The date of last filing bankruptcy is The plan was confirmed on The POC was filed on the POC amount is $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. Under amended chapter-xx plan debtor was committed to pay to the amount of $x,xxx.xx, outside of the plan and the arrearage in the amount of $xxx,xxx.xx was committed to be pay in full through the plan. The debtor has filed the bankruptcy on with the xx
According to the available servicing comments dated from xx to xx, the foreclosure was initiated on the subject property in xx. According to the review of updated title report dated xx, the foreclosure's notice of lis pendens was filed trice by the attorney with the first notice of lis pendens was filed by the attorney with xx  and finally third was filed with the xx According to the document located at xx , the foreclosure referred to attorney on xx. According to the document located at xx  the foreclosure judgment was filed on xx. According to the document located at xx the sale scheduled on xx but the servicer didn't not server the notice of sale letter to xx who conveyed the property in xx from xx  however, it was placed on hold as the borrower filed bankruptcy on xx under chapter-xx. The debtor has filed the bankruptcy on xx  then the case has been terminated on xx. No further details are available about foreclosure in given servicing comments. According to payment history as of xx, the borrower is delinquent for xx months and next payment due date was for xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. The UPB is reflected in payment history in the amount of $xxx,xxx.xx
The reason for default is not available. The property condition and occupancy is not available in latest xx months collection comments. No damage and repairs have been found latest servicing comments

Foreclosure Comments:According to the available servicing comments dated from xx to xx, the foreclosure was initiated on the subject property in xx. According to the review of updated title report dated xx, the foreclosure's notice of lis pendens was filed trice by the attorney with the first notice of lis pendens was filed by the attorney with xx  and finally third was filed with the xx  According to the document located at xx , the foreclosure referred to attorney on xx. According to the document located at xx the foreclosure judgment was filed on xx. According to the document located at " xx  the sale scheduled on xx but the servicer didn't not server the notice of sale letter to xx  who conveyed the property in xx from xx  however, it was placed on hold as the borrower filed bankruptcy on xx under chapter-xx. The debtor has filed the bankruptcy on xx with the xx
Bankruptcy Comments:According to the PACER, the debtor "xx " had filed for bankruptcy under chapter-xx with the xx The date of last filing bankruptcy is xx. The plan was confirmed on xxx. The POC was filed on xx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xxx,xxx.xx. Under amended chapter-xx plan debtor was committed to pay to the amount of $x,xxx.xx, outside of the plan and the arrearage in the amount of $xxx,xxx.xx was committed to be pay in full through the plan. The debtor has filed the bankruptcy on xx with the xx	Not Applicable	Affiliated Business Disclosure Flood Certificate Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xxFargo |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xxx   Variance: xx (Days)   Variance %:    Comment: Data from collection comments   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: - Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" due to TILA Finance Charge test Fail:"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is failed for:- x) Late Fees Test: The loan data is x.xxx%, Comparison data is x.xxx% and the Variance is +x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing flood cert (Lvl x)     "Flood certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx . The following state disclosures are missing from the loan file.
xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx  Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.xx  Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date different than the Note date"		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67135755	xx	Unavailable	Not Applicable	54.627%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$590.49	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated onxx The chain of assignment is incomplete. The latest assignment of mortgage is with xx, and it was recorded on However, it should be with FNMA. No active judgments or liens have been found pending. Annual taxes are in the amount of $xxx.xx. No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/xxxxo xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
According to the servicing comment dated xx/xx/xxxxthe subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per modification on xx/xx/xxxxThe loan has been modified four times since origination. The loan modification was last made effective from xx/xx/xxxxThe borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended with the maturity date of xx/xx/xxxx
According to the available servicing comments dated from xx/xx/xxxxo xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx/xx/xxxxAccording to the servicing comment dated xx/xx/xxxxthe foreclosure file was placed on hold due to loss mitigation.
The borrower xx had filed bankruptcy under chapter xx with case # xx-xxx on xx/xx/xxxxThe bankruptcy case was discharged on xx/xx/xxxxnd also got terminated on xx/xx/xxxx

Foreclosure Comments:According to the available servicing comments dated from xx/xx/xxxxo xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx/xx/xxxxAccording to the servicing comment dated xx/xx/xxxxthe foreclosure file was placed on hold due to loss mitigation.
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter xx withxx . The bankruptcy case was discharged on xx/xx/xxxxnd also got terminated on xx/xx/xxxx
Loan Modification agreement was made between borrower xx The borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended with the maturity date of xx/xx/xxxx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term is correct.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: xx/x/xx   Variance: xxx (Days)   Variance %:    Comment: Modification first payment date is xx/xx/xxxx Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxx%   Comment: Modification stated term is correct.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xx.xx   Variance %: -x.xxx%   Comment: Principal Balance Stated in Mod is $xxx,xxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/x/xx Tape Value: xx/x/xx Variance: xxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report at the time origination is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx The following state disclosures are missing from the loan file.
xx Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Desk Review	Value: Date: Type:Desk Review	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50209163	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx    to xx,   which was recorded on   However, the assignment is missing to FNMA.
x) There is a junior mortgage in the favor of xx which was recorded on  xx in the amount of
x) There is another junior mortgage in the favor of xx , not individually but as Trustee of xx and derivatively on behalf of the xx  an       which was recorded on
The second installment   taxes of xx are due in the amount $xx,xxx.xx for the due date x/x/xx. The first installment county taxes of xx have been paid in the amount of
The county annual taxes for the year of xx have been paid in the amount of $xx,xxx.xx. The county annual taxes for the year of xx have been paid in the amount of $xx,xxx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in the collection. The borrower had filed bankruptcy under chapter-xx with the xx The POC was filed by xx, onxx/xx/xxxxn the secured claim amount xx and the arrearage in the amount of $xxx,xxx.xx. The debtor shall pay to the trustee in the amount of $xxx for xx months and $xxx,xxx.xx per month for x month. The case was dismissed on xx/x/xx and terminated onxx/xx/xxxxAccording to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed onxx/xx/xxxxx . The judgment was entered on xx The comment dated xx/xx/xxxxtates that the foreclosure sale was scheduled on xx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xx.
The comment datedxx/xx/xxxxtates that the litigation was filed onxx/xx/xxxxnd the foreclosure was put on hold. However, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed.
The comment dated x/x/xx states that the contested was filed on x/x/xx and the foreclosure was put on hold. However, no details were found regarding the contested. The comment dated xx/xx/xxxxtates that the contested matter was resolved.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed on xx  The judgment was entered on xx  The comment dated xx/xx/xxxxtates that the foreclosure sale was scheduled on xx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the xx , the plan was confirmed on xx/xx/xxxxThe POC was filed by xx, N.A. onxx/xx/xxxxn the secured claim amount xx and the arrearage in the amount of $xxx,xxx.xx. The debtor shall pay to the trustee in the amount of $xxx for xx months and $xxx,xxx.xx per month for x month. The case was dismissed on xx/x/xx and terminated on x/xx/xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The comment dated x/x/xx states that the contested was filed on x/x/xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: x (Days) Variance %: Comment: S&C filing date isxx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data  $xxx,xxx.xx Comparison Data  $xxx,xxx.xx Variance -$xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance  -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing form the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
xx Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47584459	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	6.350%	$181.81	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been completed as the assignment of mortgage is currently with xx, instead of the current assignee

There are x junior mortgages against the subject property.
First was recorded on xx  in favor of xx Housing and xx
Second was recorded on  xx in the amount of   in favor of xx

There are x active (prior to the subject mortgage) judgments against the name of borrower as follow.
First was recorded onxx/xx/xxxxn the amount of $x,xxx.xx in favor of xx
Second was recorded onxx/xx/xxxxn the amount of $x,xxx.xx in favor of xx
Second was recorded on x/x/xx in the amount of $x,xxx.xx in favor of xx

The annual combined taxes of xx have been paid total in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xx. The next due date is x/x/xx. The current UPB reflected is in the amount of xx
Collections Comments:According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/xxxxThe complaint was filed on xx/xx/xxxxBut the foreclosure was put on hold due to the loss mitigation dated xx/x/xx. x. No further details have been found regarding the foreclosure.

The loan is in delinquency for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xx. The next due date is x/x/xx. The current UPB reflected is in the amount of $xx,xxx.xx. The Un-executed loan modification is available in the loan file and the mod was made on an effective date of x/x/xx.
As per mod new P&I is in the amount of $xxx.xx with same interest and the first payment begun from x/x/xx. But still the payment as per this mod is not reflected in the payment history.

The fixed loan mod was made on an effective date of x/x/xx between “xx  and “xx,
The new principal balance is $xx,xxx.xxand the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment begun from x/x/xx and ends with the maturity date of x/x/xx.

Borrower intends to keep the property.
The subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:
According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/xxxxThe complaint was filed on xx/xx/xxxxBut the foreclosure was put on hold due to the loss mitigation dated xx/x/xx. The loan was modified on x/x/xx. No further details have been found regarding the foreclosure.

Bankruptcy Comments:Not Applicable	The fixed loan mod was made on an effective date of xx
The new principal balance is $xx,xxx.xxand the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment begun from   and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xxx (Days) Variance %: Comment: Original maturity date was x/x/xx. Modification agreement in the file extends the maturity date to x/x/xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator is "Moderate" as this loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Prohibited Fees Test: FAIL loan data: $x,xxx.xx comparison data: $x.xx variance: +$x,xxx.xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New xx prohibited fees test.   §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee."
* LTV or CLTV exceeds xxx% (Lvl x)     "The original loan amount is $xx,xxx.xx and as per appraisal report appraisal value is $xx,xxx.xx; hence, LTV/CLTV exceeds xxx.xx%."
* MI, FHA or MIC missing and required (Lvl x)     "This is conventional loan and LTV exceeds xx% hence required  xx  Cert which is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State and the required disclosures are missing from the loan file as follow.
xx Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15225110	xx	683	Not Applicable	22.509%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$290.06	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx, The chain of assignment is incomplete as the no assignment has been found. However, the current assignee should be FNMA. There is a senior mortgage in the amount of which was recorded on with xx There is a junior mortgage in the amount of $xx,xxx.xx which was recorded on with xx There are x judgments against xx in favor of xx No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/x/xx in the amount of $xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. As per payment history, the current UPB is xx	Collections Comments:The loan is active in foreclosure. As per comment dated xx/xx/xxxxthe foreclosure was referred to an attorney on xx/xx/xxxxLater, the foreclosure was placed on hold due to loss mitigation. The loan modification agreement was made between xx, N.A. (lender) on x/x/xx. The new principal balance is $xx,xxx.xx. The new interest rate is x.xxx% and P&I is $xxx.xx. The payments begin on x/x/xx and new maturity date is x/x/xx. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/x/xx in the amount of $xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. No bankruptcy activities have been found. The borrower wants to keep the subject property. The reason for default is curtailment of income. The subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:The foreclosure is currently on hold. As per comment dated xx/xx/xxxxthe foreclosure was referred to an attorney on xx/xx/xxxxLater, the foreclosure was placed on hold due to loss mitigation. The loan was modified on x/x/xx. The payments begin on x/x/xx and new maturity date is x/x/xx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx The new principal balance is $xx,xxx.xx. The new interest rate is x.xxx% and P&I is $xxx.xx. The payments begin on and new maturity date is x/x/xx.	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: As per modification agreement dated x/x/xx the maturity date is x/x/xx. Tape Source: Initial Tape Type:	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan fails CE exceptions test failed due to missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Discount Point of $xx.xx, however, LE dated xx/xx/xxxxeflects the Discount Point at $xxx.xx This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "***RESOLVED*** The xx/xx/xxxxRIDs were not the initial CD and no bucket fees were changed so these are considered courtesy TRIDs and no timing requirements exist.   Missing document tracxxinformation for below given TRIDs. Since the TRIDs were not executed by the borrower, we used mail rule and compliance failed for timing requirement.  Document tracxxinformation is required for below TRIDs: x) xx/xx/xxxx x x) xx/xx/xxxx x x) xx/xx/xxxx x"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Discount Point of $xx.xx, however, LE dated xx/xx/xxxxeflects the Discount Point at $xxx.xx This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl x)     "Section xx Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s).  Loan is escrowed, APOR exceeded by x.xxx%."
																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/xxxxiscloses the loan will not be transferred and the originator will service the loan."	* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by Borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21414735	xx	658	Not Applicable	44.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx, However, the current assignee should be There are two water/sewer active liens found open in the amount of xx and $xxx.xx which were recorded on in favor of xx . First and Second installments of xx Town taxes are due in the amount of the xx No prior year delinquent taxes have been paid.	Review of payment history shows that the borrower is not maxxthe payments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx that was applied for the due date of xx/x/xx. The next payment is due on xx/x/xx. As per payment history, the current UPB is xx	Collections Comments:
Foreclosure Comments:The foreclosure is currently on hold due to bankruptcy filing. As per comment dated xx/xx/xxxxthe foreclosure was referred to an attorney on xx/xx/xxxxThe complaint was filed on xx/xx/xxxxThe judgment was entered on xx/xx/xxxxThe foreclosure sale was scheduled on xx/xx/xxxxLater, the foreclosure was placed on hold due to bankruptcy filing.  The sale was scheduled for xx/xx/xxxxLater, the sale was postponed due to bankruptcy. No further comments have been found.
Bankruptcy Comments:The debtor xx . had filed the bankruptcy under chapter xx with xx The schedule D of Voluntary Petition dated xx/xx/xxxxhows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $x,xxx.xx. As per chapter xx plan dated xx/xx/xxxxthe debtor shall pay $xxx.xx per month to the trustee for xx months. The plan was confirmed on xx/xx/xxxxThe POC was filed on xx/xx/xxxxith POC amount of $xxx,xxx.xx & amount of arrearage is $xx,xxx.xx.	Not Applicable	Letter of Explanation Missing Final Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: x (Days) Variance %: Comment: The complaint filed onxx/xx/xxxx Tape Source: Initial Tape Type:	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "TRID Violation due to a Lender Credit Decrease on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Non-Specific Lender Credit of $xxx.xx, however, LE dated xx/xx/xxxxeflects the Non-Specific Lender Credit at $x.xx This is a Lender Credit decrease of $xxx.xx which is considered a Zero Tolerance amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the qualified mortgage DTI threshold test.  The total monthly income of borrower is $x,xxx.xx and total monthly expenses are $x,xxx.xx. Hence the DTI is xx.xxx% which exceeds threshold of xx.xx%."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a Lender Credit Decrease on CD dated xx/xx/xxxx LE dated xx/xx/xxxxeflects a Non-Specific Lender Credit of $xxx.xx; however, Final CD datedxx/xx/xxxxflects the Non-Specific Lender Credit at $x.xx.  This is a Lender Credit decrease of $xxx.xx which is considered a Zero Tolerance amount."
* DU/GUS/AUS has issues or conditions (Lvl x)     "Final AUS/LP report is incomplete due to   report reflects Risk class as Caution. Revised AUS/LP report with risk class as Accept is missing from the loan file."
* Letter of explanation needed for the file (Lvl x)     "Borrower is living as rented a property and present housing expenses are reflecting as $x.xx. The letter of explanation is missing for the same."
* Missing Final Closing Disclosure (Lvl x)     "Final CD is incomplete due to the following:

x) Final CD dated xx/xx/xxxxoes not reflect gift of equity of $xx,xxx.xx. Gift of equity in the amount of $xx,xxx.xx has been used as down payment towards closing of the loan.

x) Borrower was not charged with Flood Certification fee but the flood certificate is available in the loan file. Fee should have been shown on the final CD & PCCD disclosing the responsible party who it is paid to."
* Missing or error on the Rate Lock Document (Lvl x)     "Missing a Rate Lock Agreement signed by Borrower(s)."
* Required Documentation Missing or Incomplete  (Lvl x)     "Transmittal summary is incomplete due to following reasons:
x)Transmittal summary reflects Note rate as x.xxx%, however the Note reflect rate as x.xxx%.
x)Transmittal summary reflects Sales Price as $xxx,xxx.xx, however the Purchase Contract reflect as $xxx,xxx.xx
x)Transmittal summary reflect P&I as $xxx.xx, however the Note P&I as $xxx.xx."
* Reverification within xx days is missing (Lvl x)     "Missing Verbal Verification."
* The COC is missing (Lvl x)     "x) Missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Discount Point of $x.xx, however, LE dated xx/xx/xxxxeflects the Discount Point at $xx.xx This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

x) Missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Discount Point of $x,xxx.xx, however, LE dated xx/xx/xxxxeflects the Discount Point at $xx.xx This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

x) Missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Rate Lock Fee of $x.xx, however, LE dated xx/xx/xxxxeflects the Rate Lock Fee at $xxx.xx This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

x) Missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Rate Lock Fee of $xxx.xx, however, LE dated xx/xx/xxxxeflects the Rate Lock Fee at $xxx.xx This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

x) Missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Rate Lock Fee of $xxx.xx, however, LE dated xx/xx/xxxxeflects the Rate Lock Fee at $xxx.xx This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

x) Missing valid COC for a fee increase on LE dated xx/xx/xxxxLE dated xx/xx/xxxxeflects a Rate Lock Fee of $xxx.xx, however, LE dated xx/xx/xxxxeflects the Rate Lock Fee at $x,xxx.xx This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

x) Missing Valid COC for decrease of Lender credit on Revised LE datedxx/xx/xxxxLE dated xx/xx/xxxxeflects a Non-Specific Lender Credit of $xxx.xx; however, Revised LE datedxx/xx/xxxxeflects the Non-Specific Lender Credit at $x.xx.  This is a Lender Credit decrease of $xxx.xx which is considered a Zero Tolerance amount."
* The final xx is missing (Lvl x)     "Final xx Transmittal incomplete for below reason-
x)xx Transmittal reflects Note rate as x.xxx%, however the Note reflect rate as x.xxx%.
x)xx Transmittal reflects Sales Price as $xxx,xxx.xx, however the Purchase Contract reflect as $xxx,xxx.xx
																								x)xx Transmittal reflect P&I as $xxx.xx, however the Note P&I as $xxx.xx."	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/xxxxiscloses the loan will not be transferred and the originator will service the loan."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65367197	xx	728	Not Applicable	37.222%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.250%	$966.00	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated xx
Chain of assignment is incomplete.  No single assignment of mortgage is available in the updated title report but current assignment should be with xx
There is one senior mortgage found open in the amount of   favor of xx which was recorded on   However, the mortgage was subordinated on   which was recorded on   xx
According to updated title report annual county taxes for the year of xx-xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is x/x/xx. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was confirmed on x/x/xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. POC was filed on x/x/xx in the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on   xx . Summon & complaint of foreclosure was filed dated on   and foreclosure sale was schedule forxx/xx/xxxxDue to filing of bankruptcy by borrower onxx/xx/xxxxC process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is x/x/xx.  As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
Reason for default is divorce. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx  Summon & complaint of foreclosure was filed dated on xx/xx/xxxxnd foreclosure sale was schedule forxx/xx/xxxxDue to filing of bankruptcy by borrower onxx/xx/xxxxC process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was confirmed on x/x/xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. POC was filed on x/x/xx in the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.	This loan modification was done on between the xx . The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is x/x/xx and new maturity date is x/x/xx.
Hazard Insurance Missing or error on the Rate Lock	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per Note details the terms are xxx.   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal proeprty is in PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing proof of hazard insurance (Lvl x) "Missing Proof of Hazard Insurance Policy."	* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by Borrower(s)."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59856008	xx	632	Not Applicable	37.240%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$13,172.74	3.625%	$363.33	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx
Chain of assignment is incomplete.  No single assignment of mortgage is available in the updated title report but current assignment should be with xx
There are three civil judgment against the borrower found open as  below. :-
x) Civil judgment against the borrower favor of xx  which was recorded on   However, judgment amount unable to confirmed from the supportive document.
x) Civil judgment against the borrower favor of xx  However, judgment amount unable to confirmed from the supportive document.
x) Civil judgment against the borrower favor of xx   which was recorded onxx/xx/xxxxHowever, judgment amount unable to confirmed from the supportive document.
According to updated title report, x & x installment of county
taxes for the year of xx have been paid in the total amount of $xx.xx and x installment of county taxes for the year of xx is due on in the amount of $xxx.xx. No delinquent taxes have been found for the prior years.	Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was confirmed onxx/xx/xxxxAccording to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. POC was filed on xx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $x,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxSummon & complaint of foreclosure was filed dated on xx/x/xx.    automation was created on xx/xx/xxxxith biding amount of $xx,xxx.xx and foreclosure sale was schedule for xx/x/xx. Due to filing of bankruptcy by borrower on xx/xx/xxxxFC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xx in the amount of $xxx.xx which was applied to x/x/xx. The next due date is x/x/xx.  As per payment history, the current UPB is being reflected in the amount of $xx,xxx.xx (Excluding deferred balance $xxx.xx).
According to servicing comment dated xx/xx/xxxxreason for default is excessive obligations.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxSummon & complaint of foreclosure was filed dated on xx/x/xx.  BID automation was created on xx/xx/xxxxith biding amount of $xx,xxx.xx and foreclosure sale was schedule for xx/x/xx. Due to filing of bankruptcy by borrower on xx/xx/xxxxFC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.

Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was confirmed onxx/xx/xxxxAccording to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. POC was filed on xx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $x,xxx.xx.	Loan Modification agreement was made between the borrowerxx
The borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended with the maturity date of xx/xx/xxxxThe borrower had also promised to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx/xx/xxxxThe unpaid principal balance that has been amortized is $xx,xxx.xx as an interest bearing amount.
Missing or error on the Rate Lock	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment:    Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $-xxx.xx Variance %: -xx.xxx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10463712	xx	657	Not Applicable	40.957%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx,   however, it should be with xx
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xx have been paid in the amount of $x,xxx.xx on
No prior year delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Collection comments available from xx/xx/xxxxill xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
Collection comment dated   shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxxComment dated xx/xx/xxxxhows that the foreclosure process was put on hold on xx/xx/xxxxor Hurricane Harvey disaster protection efforts. The foreclosure process remains on hold as borrower had filed bankruptcy.
The borrower xx  had filed bankruptcy under chapter xx with xx
The loan is currently in an active bankruptcy.
Collection comment dated xx/xx/xxxxhows that the subject property is owner occupant.
Collection comment dated xx/xx/xxxxhows that referral was received via damage report on xx/xx/xxxxor unspecified damages and no claim will be filed. Amount of damages or repairs has not been mentioned in collection comments. Collection comments also, does not show any comment dating that the damages has been repaired or not.

Foreclosure Comments:Collection comment dated   shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxxComment dated xx/xx/xxxxhows that the foreclosure process was put on hold on xx/xx/xxxxxx  disaster protection efforts. The foreclosure process remains on hold as borrower had filed bankruptcy on xx/xx/xxxxThe plan has not been confirmed yet.
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter xx with xx
The POC was filed on xx/xx/xxxxn the claim amount of $xx,xxx.xx with arrearage in the amount of $x,xxx.xx.
Not Applicable	Initial Escrow Acct Disclosure Missing DU/GUS/AUS	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
																					Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl x) "Final DU missing."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33446821	xx	658	Not Applicable	48.025%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$732.95	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded xx
The chain of assignment has not been completed as currently the assignment is with xx,   however, it should be with xx
Active Judgments and Liens;
x) One senior civil judgment found pending against the borrower xx  recorded on   in the amount of $x,xxx.xx which is in the favor of xx
Property Tax Status;
x) xth installment town taxes for the year of xx have been paid in the amount of   on
x) x installment town taxes for the year of xx have been paid in the amount of   on
x) x installment town taxes for the year of xx have been paid in the amount of   on
x) x installment  town taxes for the year of xx have been paid in the amount of   on
x) Annual utility charges for the year of xx are delinquent for the amount of $xxx.xx which was due on xx/xx/xxxxith the good through date of xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx	Collections Comments:Collection comments available from xx/xx/xxxxill xx/xx/xxxxhe loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxAs per comment dated x/x/xx, the borrower intends to keep the property. The same comment states, the borrower was unemployed ; however, he is now self employed and able to make regular payment.
Last contact to the borrower was made on x/x/xx in which servicer informed about the modification process and the borrower wanted to apply for the same. As per comment dated x/x/xx, the loss mitigation department has not received certain documents to complete the financial package.
As per comment datedxx/xx/xxxxthe foreclosure was removed due to loan modification.
According to collection comment dated xx/x/xx, the subject property is in good condition.

Foreclosure Comments:Collection comment dated xx/xx/xxxxhows that the foreclosure was initiated in the loan and foreclosure complaint was filed on xx/xx/xxxxComment dated xx/xx/xxxxhows that the foreclosure file remains on hold for loss mitigation activity. Collection comment dated xx/xx/xxxxhows that the signed mod was received and hence, the loan was removed from foreclosure. No sale date of other information regarding  foreclosure activity is available in the collection comments.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxx	Good Faith Estimate Missing DU/GUS/AUS Origination Appraisal	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Tape Source: Initial Tape Type:	x: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed the QM DTI Threshold due to a DTI of xx.xxx%."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Initial & Final GFE missing"
* Initial Good Faith Estimate is Missing (Lvl x)     "Missing Initial Good Faith Estimate signed by the borrower."
																								* Missing DU/GUS/AUS as required by guidelines (Lvl x) "DU/AUS document is missing from the loan file."	* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98945065	xx	648	Not Applicable	26.852%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$832.55	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on with xx,
Chain of assignment is incomplete.  No single assignment of mortgage is available in the updated title report but current assignment should be with
There is one civil judgment against the borrower found open in the amount of $xx.xx favor of xx  which was recorded on  xx  .
According to updated title report, x installment of combined taxes for the year of xx was paid in the amount of $xx.xx and x installment is due on in the amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied to xx/x/xx. The next due date is xx/x/xx. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was not confirmed. According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months. POC was filed onxx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxSummon & complaint of foreclosure was filed dated onxx/xx/xxxx Foreclosure Bid was generated on x/x/xx with biding amount $xxxx.xx. Foreclosure sale was schedule forxx/xx/xxxx Due to filing of bankruptcy by borrower on xx   FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied to xx/x/xx. The next due date is xx/x/xx.  As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
Reason for default is excessive obligations.
According to servicing comment subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxSummon & complaint of foreclosure was filed dated onxx/xx/xxxx Foreclosure Bid was generated on x/x/xx with biding amount $xxxx.xx. Foreclosure sale was schedule forxx/xx/xxxx Due to filing of bankruptcy by borrower onxx/xx/xxxxFC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx,xx and plan was not confirmed. According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months. POC was filed onxx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.	This loan modification was done on x/x/xx between the xx The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is x/x/xx and new maturity date is x/x/xx.
Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Per Note   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx/xx/xxxx Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: Per bankruptcvy   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xx.xx Variance %: x.xxx% Comment: Per pay history Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24946933	xx	716	705	39.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
There are x water/sewer liens, xx  numerous state tax liens ,numerous civil judgments and x UCC liens against the borrower.
The x water/sewer liens on the subject property in the favor of xx . First, was recorded on   in the amount of   The second was recorded on   for the amount of   and the third was recorded on   for the amount of xx

The numerous senior state tax liens for the total amount of $xx,xxx.xx recorded on   in the favor of xx

The numerous senior civil judgments for the total amount of $xx,xxx.xx recorded on   all the plaintiff’s are different.
The senior IRS liens for the total amount of $xx,xxx.xx recorded on   in the favor of xx
The UCC lien was recorded on   in the favor of xx
The second UCC lien was recorded on xx
County taxes of xx-xx are paid in the amount of xx
The notice of sale was recorded on xx/xx/xxxx
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of $xx.xx(PITI) which was applied to x/x/xx.The monthly P&I is xx with an interest rate of xx The current UPB is reflected in payment history for the amount of xx	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of $xx.xx(PITI) which was applied to x/x/xx.The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The process of foreclosure has been initiated and the filed was referred to an attorney on xx/xx/xxxxnd the sale date was scheduled on xx/xx/xxxxHowever, the borrowerxx  filed bankruptcy under chapter xx with xx and the plan was confirmed on xx/xx/xxxxThe POC was filed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.
The loan has not been modified since the origination.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated and the filed was referred to an attorney on xx/xx/xxxxnd the sale date was scheduled on xx/xx/xxxxThe sale was postponed toxx/xx/xxxxHowever, the borrower xx  filed bankruptcy under chapter xx with xx  and the plan was confirmed on xx/xx/xxxxThe POC was filed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx..
Bankruptcy Comments:The borrower xx filed bankruptcy under chapter xx with xx and the plan was confirmed on xx/xx/xxxxThe POC was filed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.The chapter xx plan was filed on xx/xx/xxxxs per plan the debtor supposes to pay the trustee the amount of $xx.xx from the total amount of $xx,xxx.xx. The Motion for relief from stay was filed on xx/xx/xxxx	Not Applicable	HUD-x Closing Statement Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Last Payment Received Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final copy of HUD-x is available in the loan file, however, some points and fees are hand written."	* ComplianceEase Exceptions Test Failed (Lvl x) "ComplianceEase exception test fail due to RESSPA originator compensation validation test fail."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is "Moderate" due to TILA Finance charge test fail."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test fail:
This loan is failed for:-
Late Fees Test:
The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$x,xxx.xx."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11569523	xx	590	Not Applicable	37.119%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$1,271.97	3.875%	$918.84	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with "xx,   However, the current assignment should be with the xx
There is an active water sewer lien against the subject property in the favor of xx
First and second county installment taxes for the year of xx have been due in the amount of $xx.xx.
No prior year delinquent taxes have been found.
As per the review of payment history as ofxx/xx/xxxxthe borrower is delinquent from x months and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for due date x/x/xx. The current P&I is in the amount of xx a with an interest rate of xx %. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the servicing comment as ofxx/xx/xxxxthe loan is currently in collections. As per the payment history as ofxx/xx/xxxxthe borrower has been delinquent for x months and the next due date is x/x/xx. The current P&I is $x,xxx.xx and interest rate is x.xxx %. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified onxx/xx/xxxxetween the borrower  xx,
The reason for default is martial difficulties.
The foreclosure was initiated in xx and the file was referred to an attorney onxx/xx/xxxxhe complaint was filed on xx/xx/xxxxThe sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold due to loss mitigation. The foreclosure file was closed onxx/xx/xxxxue to modification of the loan.
The borrower's intention is to keep the property.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney onxx/xx/xxxxhe complaint was filed on xx/xx/xxxxThe sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold due to loss mitigation. The foreclosure file was closed onxx/xx/xxxxue to modification of the loan.
Bankruptcy Comments:Not Applicable	The loan was modified onxx/xx/xxxxetween the borrower xx . The new modified principal balance as per modification is in the amount of $xxx,xxx.xx of which interest-bearing amount is $xxx,xxx.xx and the deferred balance is $x,xxx.xx. The new modified interest rate is x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The maturity date as per modification is x/x/xx. This loan was modified once since origination.	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower Last Name Loan Value: II Tape Value: xx |---| |----| Comment: The Note reflects the Borrower's Last Name as xx II. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx.xx   Tape Value: $x.xx   Variance: $xx.xx   Variance %:    Comment: The Modification reflects deferred balance as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: The Modification reflects Stated Maturity Date as x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial Truth in Lending disclosure was not executed by the borrower."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following state disclosures are missing from the loan file:

x. Affidavit of Consideration
x. Affidavit of Disbursement
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10094942	xx	788	Not Applicable	34.014%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.875%	$546.14	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
No outstanding liens/judgments against borrower/property.
City taxes have been paid in the total amount of $xx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx/xx/xxxxComment shows that the complaint was filed on x/x/xx.
Comment dated x/x/xx shows that the foreclosure sale was scheduled on x/x/xx but borrower had filed BK on
Currently foreclosure process was put on hold due bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Comment dated x/x/xx borrower stated that there is sustained damage on the subject property. The repair cost is not given and the latest BPO also not available. The nature of the damage is unavailable. No details have been found regarding the insurance claim. From the comment we are unable to determine whether these damages are getting repaired or not.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx/xx/xxxxComment shows that the complaint was filed on x/x/xx.
Comment dated x/x/xx shows that the foreclosure sale was scheduled on x/x/xx but borrower had filed BK on x/x/xx.
Currently foreclosure process was put on hold due bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx  had filed bankruptcy under Chapter-xx xx and the date of last filing was on x/x/xx.
POC was filed on xx/x/xx with the secured claim amount of xx  and the arrearage of $xx,xxx.xx.
Debtor (borrower) will pay to the   Trustee the sum of $xxx.xx for xx months.
As per the amended chapter xx plan dated   debtor (borrower) will pay to the xx
Voluntary petition filed on x/x/xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender onxx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The new principal balance is $xxx,xxx.xx. The maturity date is x/x/xx.	Good Faith Estimate Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Not Applicable   Tape Value: x/x/xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per loan originalmaturity term months is xxx, but it is xxx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
xx  Smoke Detector Certificate
																									Notice of the Specific Reason for Denial of Credit"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17463185	xx	772	Not Applicable	50.311%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with the “xx,   However, the correct assignee should be with the
There is one junior mortgage against the subject mortgage in the favor of xx
No, any active liens and judgments have been found against the borrower and subject property.
First and second combined taxes for the year of xx-xx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxxthe borrower is delinquent from xx months and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of xx

Collections Comments:As per the servicing comment as of the loan is active in the foreclosure and next due date is The last payment was received on in the amount of $xx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The reason for default is martial difficulties.
As per the servicing comments as ofxx/xx/xxxxthe loan is active in the foreclosure. The foreclosure was initiated in xx and the file was referred to an attorney  xx  . The complaint was filed on xx  The sale date was not scheduled yet. However, the foreclosure was put on hold due to the borrower trying to the modification.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:As per the servicing comments as of   the loan is active in the foreclosure. The foreclosure was initiated in xx and the file was referred to an attorney on xx . The complaint was filed on xx . The sale date was not scheduled yet. However, the foreclosure was put on hold due to the borrower trying to the modification.
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Origination Appraisal	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: loan data : xxx,xxx.xx, Comparison data : $xxx,xxx.xx, Variance : -$x,xxx.xx.

This loan failed the TILA finance charge test.(
TILA Finance Charge Test:: Loan data : xxx,xxx.xx, Comparison data : $xxx,xxx.xx, Variance : -$x,xxx.xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The final GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx . The following state disclosures are missing from the loan file.

xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx. Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
																									xx.Expiration of Lock-in or Commitment Period"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8343372	xx	739	Not Applicable	31.984%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$383.05	xx/xx/xxxx	Change of Terms	As per the review of the updated title report dated xx, the subject mortgage was originated on with xx
Chain of assignment has been completed. Currently, the mortgage is with xx x.x. which was recorded on   It should be with
There are x   liens against the subject property in the favor of xx  first in the amount of xx  which was recorded on   second in the amount of   which was recorded on xx  and the other in the amount of $xx.xx which was recorded on xx
There is a state tax lien in the amount of $xxx.xx which was recorded on   in the favor of xx
of Taxation.
x installment taxes for the year of xx have been paid in the amount of $xx.xx.
x installment taxes for the year of xx have been due in the amount of $xx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx. The last payment was received on xx in the amount of $xxx.xx which was applied for xx. The UPB is xx The current P&I is xx and PITI is xx	Collections Comments:The loan is currently in the active bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount of $xxx.xx which was applied for xx. As per the review of the report, the Borrower xx had filed bankruptcy under chapter-xx with the xx

As per the document located at “xx , the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. No further details have been found. The Borrower xx  had filed bankruptcy under chapter-xx with the xx
As per the comment dated   the borrower xx  was deceased on xx. The death certificate is not found in the loan file.
The RFD is an excessive obligation. The loan was modified once since origination. The property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:As per the document located at xx  the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. No further details have been found. The Borrower xx  had filed bankruptcy under chapter-xx with the xx
Bankruptcy Comments:As per the review of the PACER report, the Borrower xx had filed bankruptcy under chapter-xx with the xx The POC was filed by xx,   on xx, in the secured claim amount of xx  and an arrearage in the amount of $x,xxx.xx. According to the order confirmed chapter xx plan dated on   the debtor shall pay to trustee $x,xxx.xx per month. The MFR was filed on xx. As per the voluntary petition scheduled D filed on xx, the amount of claim without deducting the value of the collateral is xx  and the value of the collateral that supports the claim is xx  Hence, the unsecured portion is $xx.xx.
The plan was confirmed on
This modification agreement was signed between the borrower xx
The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx %, beginning from xx. The maturity is xx.
Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Re-affirmation is not require in the chapter xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the borrowers middle name is xx   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: As per the note, the borrowers first name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the borrowers last name is xx   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Judgment entered is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per the note, the loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx       Tape Value: xxx    Variance:    Variance %:    Comment: As per the note, the proeprty address is xxx    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: There is a state tax lien in the amount of $xxx.xx which was recorded on xx in the favor of State of Ohio Dept of Taxation. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The following disclosures are missing from the loan file,

x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
																									x.Non-Deposit Insurance Disclosure"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34758344	xx	754	740	36.561%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx
Chain of assignment is incomplete. Currently the assignment is with xx,     which was recorded on   however, current assignment should be with   No active judgment or liens are found pending.
According to updated title report, x & x installment of county taxes for the year of xx/xx have been paid in the total amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is x/x/xx. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the x month and $xxx.xx per month for xx months. POC was filed onxx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $xxx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxSummon & complaint of foreclosure was filed dated on  xx/xx/xxxxforeclosure sale was schedule forxx/xx/xxxx Due to filing of bankruptcy by borrower on x/x/xx foreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.  As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is x/x/xx.  As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
The reason for default is excessive obligations.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxx  &   of foreclosure was filed dated on  xx/xx/xxxxforeclosure sale was schedule for    Due to filing of bankruptcy by borrower on   foreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was confirmed. According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the x month and $xxx.xx per month for xx months. POC was filed onxx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $xxx,xxx.xx.	Not Applicable	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Data tape Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx    Tape Value: L   Variance:    Variance %:    Comment: Data retrieved from the Note and Application   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx's   Tape Value: xxS   Variance:    Variance %:    Comment: Data retrieved from Security Deed   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
																									Loan data is $xxxx.xx which is compared with $xxxx.xx and variance is -$xxx.xx."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21641212	xx	785	Not Applicable	16.747%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$564.91	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to datedxx/xx/xxxxForeclosure complaint was filed on Foreclosure was put on hold due to loss mitigation.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated   Foreclosure complaint was filed onxx/xx/xxxxForeclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Latest Modification reflects Stated Maturity Date as x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Truth in Lending Disclosure is Missing (Lvl x) "Initial TIL is not executed by the borrowers."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

x. xx Borrower's Bill of Rights
x. xx  Consumer Caution and Homeownership Counseling Notice
x. Choice of Insurance Agent"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59524798	xx	Unavailable	Not Applicable	46.742%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$452.56	xx/xx/xxxx	Change of Terms	As per the updated title report dated xx the subject mortgage was originatedxx
The chain of assignment has not been completed, currently the assignment is with xx,
There are no active liens and judgments found against the borrower.
Annual combined and school taxes are paid in the amount of $xx.xx. No prior delinquency has been found.
According to the payment history as of xx the borrower has been delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to xx. The monthly P&I is xx with an interest rate of xx The current UPB is reflected in payment history for the amount of xx	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx the borrower has been delinquent for xx months and the next due date is The last payment was received on xx in the amount of $xx.xx(PITI) which was applied to xx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.
The loan has been modified since the origination. The loan modification agreement was made between the lender xx and the borrower xx  made on xx, the new principal balance as per mod is $xx,xxx.xx. The modified P&I is $xxx.xx with an interest rate of x.xxx%, the first payment was due on xx and the maturity is xx. The modification does not contain balloon payment.

The foreclosure document located at xx  the process of foreclosure has been initiated, the file was referred to an attorney on xx, however the foreclosure was put on hold due to bankruptcy.
The borrower xx  had filed bankruptcy under chapter xx with xx , and the current bankruptcy status is petition filed. The POC was filed on xx the amount of POC is $xxx,xxx.xx and the arrearage amount is $xx.xx..
The reason for default is unable to be determined.
The occupancy is unable to be determined as per servicing comments.
The subject property is found to be damaged the reason for damage is wind and the date of damage is xx but the exact amount of damage is not mentioned in servicing comments.The servicing comments dated xx the subject property needs interior repairs to the ceiling in the game room , bed room and bank side for roof , the $xx.xx amount of cheque has been received with cheque xx
However, further comments dated   xx% repairs are completed but the roof repair unable to completed due to borrower’s health issue.
The further comments does not show the comments regarding the repairs completed.

Foreclosure Comments:The foreclosure document located at xx  the process of foreclosure has been initiated, the file was referred to an attorney on   however the foreclosure was put on hold due to bankruptcy.
The borrower xx  had filed bankruptcy under chapter xx with xx  on   and the current bankruptcy status is petition filed.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with xx and the current bankruptcy status is petition filed. The POC was filed on xx the amount of POC is $xxx,xxx.xx and the arrearage amount is $xx.xx. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx from the total amount of $xx,xxx.xx for the xx months.	The loan modification agreement was made between the lender xx , the new principal balance as per mod is $xx,xxx.xx. The modified P&I is $xxx.xx with an interest rate of x.xxx%, the first payment was due on xx and the maturity is xx. The modification does not contain balloon payment.	Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per Original Note the terms are xxx months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject properrty type is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for following test:
x)TILA Finance Charge Test:
TILA Finance Charge Test: The loan data is $xxx.xx, Comparison data is $xxx.xx and the Variance is $xxx.xx."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report at the time of origination is missing from th loan documents."
																									* Settlement date is different from note date (Lvl x) "As per the note origination date is xx, however; as per the HUDx settlement date is xx which is different from the note date."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46578044	xx	714	Not Applicable	69.739%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$227.95	xx/xx/xxxx	Financial Hardship
According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment is incomplete. Current assignment is with ‘xx,x.’ which was recorded on   The last assignment should be with
There is a civil judgment against the borrower in the favor of ‘xx
The combined annual taxes have been paid in the amount of $x,xxx.xx.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:According to the collection comment dated xx/xx/xxxxthe subject property is occupied by owner. No visible damages/repairs have been found.

The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xxx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.

Bankruptcy was filed by “xx ” under the chapter xx xx . Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx. The creditor ‘xx,   filed the POC on xx/xx/xxxxith secured claim amount of $xx,xxx.xx, unsecured amount is $x.xx and arrearage is $xx,xxx.xx.  Chapter xx plan entered on xx/xx/xxxxhows that debtor shall pay the payment $xxx.xx per month for xx months. Plan was confirmed on xx/xx/xxxxCurrently loan is in active BK case.

Review of loan file and collection comment states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/xxxxnd complaint was entered on xx/xx/xxxxThe final judgment was entered on xx/xx/xxxxThe BK case was put on hold for BK was entered on   under chapter xx with xx . The latest comment dated    shows that FC file put on hold for BK and hold has been ended on   Currently loan is in active bankruptcy. No further information is available about foreclosure filing.

Foreclosure Comments:Review of loan file and collection comment states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/xxxxnd complaint was entered on   The final judgment was entered on xx/xx/xxxxThe BK case was put on hold for BK was entered on   under chapter xx . The latest comment dated   shows that FC file put on hold for BK and hold has been ended on   Currently loan is in active bankruptcy. No further information is available about foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by xx  under the chapter xx xx . Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx. The creditor ‘xx, N.A’ filed the POC on xx/xx/xxxxith secured claim amount of xx  unsecured amount is $x.xx and arrearage is $xx,xxx.xx.  Chapter xx plan entered on   shows that debtor shall pay the payment $xxx.xx per month for xx months. Plan was confirmed on xx/xx/xxxxCurrently loan is in active BK case.

The loan modification agreement was made between “ x. The first modified payment has been started on xx/xx/xxxxnd the new maturity date is xx/xx/xxxxThe new modified unpaid principal balance is $xx,xxx.xx and interest bearing amount is $xx,xxx.xx. The Borrower made the last payment with modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.	Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The Modified note Maturity is xxx and the Original Note Maturity is xxx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The property county is stated as Madison om the Mortgage.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: xx/xx/xxxx Variance:    Variance %:    Comment: Referral date for Foreclosure stated in collections document as xxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx/xx/xxxx Variance: Variance %: Comment: Lis Pendens listed on the Updated Title Report was recorded on xx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" for the following
This loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA finance charge test.( xx   §xx.xx(d)(x) , transferred from xx   §xxx.xx(d)(x) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx   §xx.xx(h) , transferred from xx
§xxx.xx(h) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx% (Lvl x)     "According to final application the total monthly income of the borrower is $x,xxx.xx; however, total monthly expenses are in the amount of $x,xxx.xx. Hence, DTI is xx.xxx% which exceeds xx.xxx%."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State; however, required state disclosures are missing from loan file.
xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx Hazard Insurance  Disclosure
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
																									Commitment Disclosure"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40107988	xx	652	Not Applicable	43.576%	First	Short Form Policy	Not Applicable	x	xx	xx	Not Applicable	4.500%	$1,331.75	xx/xx/xxxx	Financial Hardship	Title updated onxx/xx/xxxxhows subject originated on xx
The chain of assignment is not complete.  The latest assignment is to xx,   recorded    Missing assignment to
There is a subordinate second lien dated   also made by xx
A judgment lien is filed was filed on   by xx  in the amount of $x,xxx.xx.
xx Combined annual taxes assesses at   are paid in full.
Payment history as ofxx/xx/xxxxeflects borrower is xx months delinquent and due for the x/x/xx payment. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx was applied to the x/x/xx payment. The current P&I payment is xx PITI is xx rate is xx and the current UPB is xx	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. Payment history as ofxx/xx/xxxxeflects borrower is xx months delinquent and due for the x/x/xx payment. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx was applied to the x/x/xx payment. The current P&I payment is $x,xxx.xx, PITI is $x,xxx.xx, rate is x.x%, and the current UPB is $xxx,xxx.xx.
The loan was modified on xx/x/xx with a new UPB of $xxx,xxx.xx to a fixed rate of x.x% and a P&I payment of $x,xxx.xx beginning xx/x/xx until maturity date of xx/x/xx.
The reason for delinquency is excessive obligations due to business failure.
Foreclosure referral was made on   and the complaint was filed on       per updated title.  Judgment was entered onxx/xx/xxxx The foreclosure sale date was scheduled forxx/xx/xxxxnd the bid was submitted onxx/xx/xxxxn the amount of $xxx,xxx.  The file was placed on hold due to the borrower filing Bankruptcy on x/x/xx.  There is a second lien judgment for the subordinate mortgage in the amount of $xxx,xxx.
Borrower filed Chapter xx Bankruptcy on  , xx,   by its counsel, filed a secured proof of claim in the amount of xx and arrears totaling $xx,xxx.xx.  On August xx, xx, xx a secured proof of claim in the amount of xx   The voluntary petition dated x/x/xx shows a secured claim amount of $xxx,xxx and the value of collateral as $xxx,xxx leaving an unsecured claim amount of xx   Additionally the full second lien amount of xx  is also unsecured.  The order confirming the plan was approved onxx/xx/xxxxnd provides for the full amount of the arrears to be repaid pro-rata.  The borrower is to pay $xxx.xx per month to the trustee.
On xx/xx/xxxxorrower indicated that they were unaware payments were being submitted that were insufficient to cover the amount due.  The customer service misunderstood that the Bankruptcy payments are only for the arrears and are applied once sufficient funds are available to make a complete payment.
AVM dated x/x/xx reflects a value of $xxx,xxx.
Foreclosure Comments:Foreclosure referral was made onxx/xx/xxxxnd the complaint was filed onxx/xx/xxxxer updated title.  Judgment was entered onxx/xx/xxxx The foreclosure sale date was scheduled for   and the bid was submitted on   in the amount of $xxx,xxx.  The file was placed on hold due to the borrower filing Bankruptcy on    There is a second lien judgment for the subordinate mortgage in the amount of $xxx,xxx.
Bankruptcy Comments:Borrower filed Chapter xx Bankruptcy on xx, by its counsel, filed a secured proof of claim in the amount of $xxx,xxx.xx and arrears totaling $xx,xxx.xx. On xx a secured proof of claim in the amount of xx The voluntary petition dated x/x/xx shows a secured claim amount of xx and the value of collateral as xx leaving an unsecured claim amount of xx Additionally the full second lien amount of xx is also unsecured. The order confirming the plan was approved onxx/xx/xxxxnd provides for the full amount of the arrears to be repaid pro-rata. The borrower is to pay $xxx.xx per month to the trustee.	The loan was modified on xx/x/xx with a new UPB of $xxx,xxx.xx to a fixed rate of x.x% and a P&I payment of $x,xxx.xx beginning xx/x/xx until maturity date of xx/x/xx.	Field: Foreclosure Judgment Entered Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: The Fc hearing date wasxx/xx/xxxxer comments. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Tape data is modification term of xxx months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test.
This loan failed the RESPA originator compensation validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the Pennsylvania license validation test.
This loan failed the RESPA originator compensation validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data $xxx,xxx.xx Comparison data $xxx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.
																									TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data $xxx,xxx.xx Comparison data $xxx,xxx.xx Variance -$xxx.xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44484027	xx	Unavailable	Not Applicable	32.817%	First	Short Form Policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated Title Report dated xx, x. and there are no assignments found.
There is a x mortgage with xx, x in the amount of $xx,xxx datedxx/xx/xxxx recorded   that was subordinated to the subject mortgage.
There are x IRS Liens totaling $xx,xxx.xx.  One recorded   in the amount of   and the other recorded   in the amount of
There are x State Tax Liens totaling $x,xxx.xx.  Both were recorded   in the amount of $x,xxx.xx each.
There is a xx
The Annual Tax Amount is $x,xxx.xx.
The xx Town x half taxes were paid on x/x/xx for $x,xxx.xx.
The xx Town x half taxes were paid on x/x/xx for $x,xxx.xx.
The xx Annual Utilities are Delinquent as ofxx/xx/xxxx The amount good throughxx/xx/xxxxs $xxx.xx.	The payment history as ofxx/xx/xxxxhows the borrower is delinquent for xx months and due for the x/x/xx payment. The last payment was received onxx/xx/xxxxn the total amount of $x,xxx.xx and was applied to the x/x/xx payment. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is xx with P&I in the amount of xx and PITI for xx	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as ofxx/xx/xxxxhows the borrower is delinquent for xx months and due for the x/x/xx payment. The last payment was received onxx/xx/xxxxn the total amount of $x,xxx.xx and was applied to the x/x/xx payment. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx and PITI for $x,xxx.xx.
RFD provided per the servicing comments reflect curtailment of income.  The borrower's intentions are to retain property however could not commit to pay and did not discuss any workout plans.
Review of collection comments shows that the foreclosure was initiated in the loan and was referred to attorney onxx/xx/xxxx The complaint was filed on xx/xx/xxxxnd final judgment was entered on x/x/xx for $xxx,xxx.xx.  The writ was filed/sent to the sheriff onxx/xx/xxxx  Foreclosure was placed on hold due to the borrower filing bankruptcy onxx/xx/xxxx
Active Chapter xx Bankruptcy   xx,   on   with a secured claim amount of xx  and arrearages in the amount of $xx,xxx.xx.  The plan filed x/x/xx reflects the debtor shall pay $x,xxx monthly to the Trustee starting on x/x/xx for xx months.  The Confirmation Hearing is scheduled forxx/xx/xxxx dated x/x/xx reflects a value of $xxx,xxx.  Servicing comments do not indicate any damages to the property.
Foreclosure Comments:Review of collection comments shows that the foreclosure was initiated in the loan and was referred to attorney onxx/xx/xxxx The complaint was filed on xx/xx/xxxxnd final judgment was entered on x/x/xx for $xxx,xxx.xx.  The writ was filed/sent to the sheriff onxx/xx/xxxx  Foreclosure was placed on hold due to the borrower filing bankruptcy on
Bankruptcy Comments:Active Chapter xx Bankruptcy xx The POC was filed by xx, N.A. onxx/xx/xxxxith a secured claim amount of xx and arrearages in the amount of $xx,xxx.xx. The plan filed x/x/xx reflects the debtor shall pay $x,xxx monthly to the Trustee starting on x/x/xx for xx months. The Confirmation Hearing is scheduled for x/xx/xx.	Not Applicable	Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Bankruptcy evidence of reaffirmation indicator is n/a; However, tape shows no. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: The current servicer name was not provided on the payment history.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: x.xxx% Comment: Unpaid current principal balance per payment history is $xxx,xxx.xx however, tape data shows $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk Indicator is Moderate due to failing the xx prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test- Fail.  The loan data is $xx.xx; comparison data is $x.xx; variance is +$xx.xx.
This loan failed the   xx  test.   §xx:xxC-xx,   §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee; x appraisal fee; x application fee; x commitment fee; x warehouse fee; x discount points; x lock-in fee; x a service fee not to exceed $xx.xx to cancel the mortgage; and x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: x overnight delivery, messenger, fax, and other special delivery fees; x flood certification fees; x pest inspection or certification fees; x final inspection fee; x outside counsels' fees as permitted by   §xx:xxA-x; x certified check fees; x credit report and appraisal update fees; x not more than one-year of mortgage insurance premiums; x survey fees; xx recording fees; xx title and title search fees, including title insurance premiums; xx taxes; xx tax service fees; xx radon test fees; xx other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
																									* Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19408040	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$534.61	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx, x, which was recorded on The chain of assignment is missing from the updated title report.
No active liens and judgment have been found on updated title report.
Annual County tax of xx has been paid in the amount of $x,xxx.xx.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been the delinquent for +xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is xx	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments state that the borrower has been the delinquent for +xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on     The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xx. xx
Review of the collection comment states that the foreclosure was initiated and referred to attorney onxx/xx/xxxxnd as per comment datedxx/xx/xxxxsale was scheduled forxx/xx/xxxxBut foreclosure was placed on hold due to loss mitigation. As per comment datedxx/xx/xxxxile was closed. No more information is available regarding foreclosure in the collection comments.
 As per latest comment datedxx/xx/xxxxubject property is occupied by the owner and in average condition.
Foreclosure Comments:Review of the collection comment states that the foreclosure was initiated and referred to attorney onxx/xx/xxxxnd as per comment datedxx/xx/xxxxsale was scheduled forxx/xx/xxxxBut foreclosure was placed on hold due to loss mitigation. As per comment datedxx/xx/xxxxile was closed. No more information is available regarding foreclosure in the collection comments.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender onxx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xx. Reason for Modification is Financial Hardship.	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Tape data is modification maturity term.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx/xx/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx is missing from the loan file and all data are captured from the initial application which is located at "xxxxxx_Loan Application_xxx_xxxx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is Moderate due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed due to TILA APR Test:
TILA APR Test shows Loan data x.xxx%, Comparison Data x.xxx%and Variance -x.xxx%.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good Faith Estimate is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx  State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial Good Faith Estimate disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50537218	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with the “xx,   However, the correct assignee should be with the
No, any active judgments or liens found.
Annual county taxes for the year of xx have been paid in the amount of
No, any prior year delinquent taxes have been found.

As per the payment history as ofxx/xx/xxxxthe borrower is delinquent from x months and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comment as ofxx/xx/xxxxthe loan is active in the bankruptcy and next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The reason for default is excessive obligation.
The foreclosure was initiated in xx and the file was referred to an attorney on xx  The complaint was filed on xx/x/xx with thexx The judgment was entered on x/x/xx. The comment datedxx/xx/xxxxhows the foreclosure sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold due to the borrower xx  had filed bankruptcy under chapter xx with the xx
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx   The complaint was filed on xx . The judgment was entered on x/x/xx. The comment datedxx/xx/xxxxhows the foreclosure sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold due to the borrower xx  had filed bankruptcy under chapter xx with the xx

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the xx The POC was filed by xx, on xx/xx/xxxxor secured claim amount is xx and arrearage amount is $xx,xxx.xx. The chapter xx plan was filed onxx/xx/xxxxThe debtor was promised to pay for trustee in the amount of $xxx.xx for xx months.	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: This is chapter xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the maximum LTV test due to one or more of the following findings:
The loan-to-value (LTV) ratio is greater than xx%.
The combined loan-to-value (CLTV) ratio is greater than xx%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test : loan data :x.xxx%, Comparison Data : x.xxx%, Variance : -x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the maximum LTV test due to one or more of the following findings:
The loan-to-value (LTV) ratio is greater than xx%.
The combined loan-to-value (CLTV) ratio is greater than xx%."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "The initial GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx  The following required State Disclosure is missing in the loan file.
x. Explanation of Personal Obligation Offer of Title Insurance
x. Marital Property Act Disclosure
x. Pre-Application Fee Disclosure
x. Choice of Insurance Disclosure
x. Escrow Disclosure
x. Co-Signer Notice
x. Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "The ROR transaction date is xx/xx/xxxxfinal HUD-x settlement date is xx/xx/xxxxnd note date is xx/xx/xxxxHowever, the ROR transactions date not consistent with note or HUD."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20914171	xx	779	Not Applicable	32.660%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$552.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with "xx,   However, the current assignment should have been with "xx
There is an active junior mortgage against the subject property in the favor of xx  which was originated on   and was recorded on   in the amount of xx
Annual Town taxes for the year xx have been paid on   in the amount of xx
No prior year's delinquent taxes have been found.	As per the review of payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx, which was applied for x/x/xx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to the servicing comments, the loan is in collections.

As per the review of payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for payment is x/x/xx. The last payment was received on   in the amount of $xxx.xx, which was applied for x/x/xx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Reason for default is curtailment of income.

According to the servicing comment datedxx/xx/xxxxthe subject property is owner-occupied.

No BPO and inspection reports have been provided.

Update: The water/sewer lien in the amount of $xx.xx. Further details not found.

Foreclosure Comments:As per servicing comments, the foreclosure was initiated in xx and the file was referred to an attorney on x/x/xx. The complaint was filed onxx/xx/xxxxThe foreclosure judgment was entered on x/x/xx. The sale was scheduled forxx/xx/xxxxHowever, the foreclosure was put on hold due to loss mitigation and the sale was postponed toxx/xx/xxxxFurther, as per the comment dated x/x/xx, the modification approved.
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xx between the borrower xx
The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with the interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The maturity date as per modification is x/x/xx. This loan was modified once.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note reflects the Borrower's Last Name as xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: The proposed Modification reflects Stated Maturity Date as x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx  The following state disclosures are missing from the loan file:
x. Lead-Based Paint Disclosure.
x. Mortgage Loan Application Disclosure.
x. Carbon Monoxide Alarms.
x. xx Smoke Detector Certificate.
x. Notice of the Specific Reason for Denial of Credit.
x. Demonstration and Documentation of Compliance with Borrowers Interest Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22792220	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$852.06	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx, However, the assignments should be with x) There is an active Credit Card Judgment against the borrower xx in the favor of x Bank which was recorded on in the amount of $xx. x) There is an active civil judgment against the borrower in the favor of xx which was recorded on in the amount of $xxx.xx. The Borough annual taxes for the year of xx have been paid in the amount of $xx.xx. The annual taxes for the year of xx have been paid in the amount of $xxx. The school annual taxes for the year of xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior year	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in the collection. The foreclosure was initiated and the file was referred to an attorney on The foreclosure complaint was filed on x/x/xx. However, the comment datedxx/xx/xxxxtates that the foreclosure was put on hold due to loss mitigation. The borrower had filed bankruptcy under chapter x with the xx The case was discharged on xx/xx/xxxxnd terminated on xx/xx/xxxxThe review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xx. The loan modification agreement was made on xx/x/xx between the borrower xx, The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xx% beginning from xx/x/xx till maturity date of xx/x/xx. The New Principal Balance stated in the modification is $xxx,xxx.xx. As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxxThe foreclosure complaint was filed on x/x/xx. However, the comment datedxx/xx/xxxxtates that the foreclosure was put on hold sue to loss mitigation.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter x with the xx The case was discharged on xx/xx/xxxxnd terminated on	The loan modification agreement was made on xx/x/xx between the borrower xx The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xx% beginning from xx/x/xx till maturity date of xx/x/xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: nmortgage past pur   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: maturity term is xxx months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Loan application is missing from the loan file, however the initial loan application is available."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan is failed for,
x)PA License Validation Test:
x)RESPA Originator Compensation Validation Test"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for,
x)TILA Finance Charge Test: The loan data is $xxxx.xx, Comparison data is $xxxx.xx and the Variance is -$xxx.xx.
x)TILA Foreclosure Rescission Finance Charge Test: The loan data is $xxxx.xx, Comparison data is $xxxx.xx and the Variance is -$xxx.xx.
x)TILA Right of Rescission Test:
x)PA License Validation Test:
x)RESPA Originator Compensation Validation Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for,
x)TILA Finance Charge Test: The loan data is $xxxx.xx, Comparison data is $xxxx.xx and the Variance is -$xxx.xx.
x)TILA Foreclosure Rescission Finance Charge Test: The loan data is $xxxx.xx, Comparison data is $xxxx.xx and the Variance is -$xxx.xx.
x)TILA Right of Rescission Test:"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing in the loan file, however initial TIL is available  at Doc located (xxxxxx_
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "The initial GFE is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Final ROR is missing in the loan file, DOC located at xx is not signed by the borrower."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36454566	xx	687	Not Applicable	45.223%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx
Chain of assignment is incomplete. Currently the assignment is with xx,    Which was recorded   however, current assignment should be with xx
No active judgment or liens are found pending.
According to updated title report, x installment of county taxes for the year of xx was paid in the amount of and x installment of county taxes for the year of xx is due on in the amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is x/x/xx. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx . According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months. POC was filed on in the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxx  & complaint of foreclosure was filed dated onxx/xx/xxxxJudgment was entered on x/x/xx and foreclosure sale was schedule for x/x/xx.  Due to filing of bankruptcy by borrower on x/x/xx foreclosure process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is x/x/xx.  As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
Reason for default is curtailment of income.
The subject property is owner occupied. No information has been found regarding any damage or repair.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxxSummon & complaint of foreclosure was filed dated onxx/xx/xxxxJudgment was entered on x/x/xx and foreclosure sale was schedule for x/x/xx.  Due to filing of bankruptcy by borrower on x/x/xx foreclosure process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.

Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was confirmed on xx/xx/xxxxAccording to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months. POC was filed onxx/xx/xxxxin the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.	Not Applicable	Good Faith Estimate	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: -xx (Days)   Variance %:    Comment: No active foreclosure due to active bankruptcy hold   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47714955	xx	Unavailable	Not Applicable	47.495%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$22,000.00	3.750%	$702.60	xx/xx/xxxx	Financial Hardship	Review of updated title report dated shows that the subject mortgage was dated with “xx, this was recorded on
There are no assignments found.
There are x Child Support Liens found as follows:
x: There is a child support lien against xx  in the amount of   recorded on   in favor of The xx
x: There is a child support lien against xx also known as or doing business as xx  in the amount of   recorded on   favor of The xx
Year xx county taxes x installment has been paid in the amount of $x,xxx.xx on   and Year xx County x installment is due by   in the amount of
The Annual Tax Amount is $x,xxx.xx.	Review of updated payment history as ofxx/xx/xxxxeflects the subject loan is currently delinquent for x months and next due for the x/x/xx payment. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and was applied to the x/x/xx payment. The current UPB is in the amount of xx current P&I is xx PITI is xx and rate is xx	Collections Comments:Review of updated payment history as ofxx/xx/xxxxeflects the subject loan is currently delinquent for x months and next due for the x/x/xx payment. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and was applied to the x/x/xx payment. The current UPB is in the amount of $xxx,xxx.xx, current P&I is $xxx.xx, PITI is $x,xxx.xx, and rate is x.xx%.

The loan was modified twice since origination; onxx/xx/xxxxith the latest loan modification agreement made between the borrower and lender onxx/xx/xxxxith a new principal balance of $xxx,xxx.xx of which $xxk is deferred (due at maturity) and $xxx,xxx.xx is the interest bearing amount at which will be paid at a fixed rate x.xx% with a P&I payment in the amount of $xxx.xx beginning on xx/x/xx until maturity date of x/x/xx.

Foreclosure proceedings began when the file was referred to attorney on xx/xx/xxxx Foreclosure was placed on hold on   awaiting xx
The borrower accepted a trial payment plan during a Mediation Conference.  The plan is for x months beginning x/x/xx with payments for $x,xxx.xx/month.  Servicing comment dated x/x/xx reflects thexx  xx Day Trial Period Plan Kept (x pmts) paid onxx/xx/xxxxx/xx/xx, and x/x/xx.  Comment on x/x/xx shows Mod Approval.  Currently waiting for the Final Loan Modification Documents to be generated and mailed out to the borrower.

Subject property occupied by owner and in good condition with no damages noted.
AVM completed xx/xx/xxxxeflects a value of    BPO dated xx/x/xx reflects a value of
Foreclosure Comments:Foreclosure proceedings began when the file was referred to attorney on    Foreclosure was placed on hold on   awaiting  be scheduled.  xx  was held on   when the borrower accepted a xx
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination; onxx/xx/xxxxith the latest loan modification agreement made between the borrower and lender onxx/xx/xxxxith a new principal balance of $xxx,xxx.xx of which $xxk is deferred (due at maturity) and $xxx,xxx.xx is the interest bearing amount at which will be paid at a fixed rate x.xx% with a P&I payment in the amount of $xxx.xx beginning on xx/x/xx until maturity date of x/x/xx.	Credit Report	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per note original maturity term in months is xxx however tape data shows xxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: As per MOD principal balance is $xxx,xxx.xx however tape data shows $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Appraisal report and PUD Rider, subject property type is PUD however tape data shows Single family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38576523	xx	806	Not Applicable	34.883%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is with xx,   which was recorded on   However, it should be with
No active judgments or liens have been found.
Annual installment of town jurisdiction tax of xx has been paid in the amount of xx
Annual installment of county jurisdiction tax of xx has been paid in the amount of xx
Annual installment of school jurisdiction tax of xx/xx has been paid in the amount of xx
Annual installment of town jurisdiction tax of xx has been paid in the amount of xx
Annual installment of county jurisdiction tax of xx has been paid in the amount of xx
Annual installment of school jurisdiction tax of xx/xx has been paid in the amount of xx
Annual installment of town jurisdiction tax of xx has been paid in the amount of xx
Annual installment of county jurisdiction tax of xx has been paid in the amount of xx
Annual installment of school jurisdiction tax of xx/xx has been paid in the amount of xx
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months. The last payment was received on x/x/xx which was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on x/x/xx which was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
As per the comment dated x/x/xx, the reason for default is an excessive obligation.
The loan has never been modified since origination.
The borrower xx  The date of the last filing is   The current status is waiting for the first meeting.
The foreclosure was initiated and the file was referred to an attorney on   and the complaint was filed onxx/xx/xxxxThe judgment was entered onxx/xx/xxxx As per the comment datedxx/xx/xxxxthe sale has been scheduled on x/x/xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on
The servicing comment datedxx/xx/xxxxhows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxnd the complaint was filed onxx/xx/xxxxThe judgment was entered onxx/xx/xxxx As per the comment datedxx/xx/xxxxthe sale has been scheduled on x/x/xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on x/x/xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with thexx . The petition was filed. As pe the chapter xx plan, the debtor shall pay to the trustee the sum of xx per month for xx months. The POC was filed onxx/xx/xxxxith the secured claim amount of xx and arrearage is $xx,xxx.xx. Schedule D in a voluntary petition dated xx/xx/xxxxtates, the amount of claim without deducting the value of the collateral was xx and value of the collateral that supports for this claim was xx However, the unsecured portion remained $x,xxx.xx. The date of the last filing is The current status is waiting for the first meeting.	Not Applicable	Affiliated Business Disclosure	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xx.xx Variance %: x.xxx% Comment: As per payment history, the UPB is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Disclaimer This lending policy assumes that fees submitted as a single party were in fact paid by a single party. If this is not the case and split fees are present on this loan but not accurately represented in the loan data submitted, this lending policy should not be used, as it may provide an inappropriate PASS result.This lending policy has been prepared based upon the assumptions listed above. The results rendered may only be relied on if the assumptions above accurately reflect the broker compensation practices of the institution whose loan is being audited."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Disclaimer This lending policy assumes that fees submitted as a single party were in fact paid by a single party. If this is not the case and split fees are present on this loan but not accurately represented in the loan data submitted, this lending policy should not be used, as it may provide an inappropriate PASS result.This lending policy has been prepared based upon the assumptions listed above. The results rendered may only be relied on if the assumptions above accurately reflect the broker compensation practices of the institution whose loan is being audited.
TILA Finance Charge Test: FAIL  Loan data - $xxx,xxx.xx Comparison data - $xxx,xxx.xx  Variance - -$x,xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan data - $xxx,xxx.xx  Comparision data - $xxx,xxx.xx  Variance - -$x,xxx.xx
PA License Validation Test: FAIL
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx      §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( xx     §xx.xx(h) , transferred from xx
§xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
FAIL
This loan failed the Pennsylvania license validation test.       xx Section xx)
The Pennsylvania HB xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be
licensed, effective November   xx.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January xst, xx.
FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL  Loan data - $xxx,xxx.xx Comparison data - $xxx,xxx.xx  Variance - -$x,xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan data - $xxx,xxx.xx  Comparision data - $xxx,xxx.xx  Variance - -$x,xxx.xx
PA License Validation Test: FAIL
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
FAIL
This loan failed the Pennsylvania license validation test. (PA HB xx Section xx)
The Pennsylvania HB xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xx.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption xx Letter are not available for loans with a closing date on or after January xst, xx.
FAIL

DisclaimerThis lending policy assumes that fees submitted as a single party were in fact paid by a single party. If this is not the case and split fees are present on this loan but not accurately represented in the loan data submitted, this lending policy should not be used, as it may provide an inappropriate PASS result.This lending policy has been prepared based upon the assumptions listed above. The results rendered may only be relied on if the assumptions above accurately reflect the broker compensation practices of the institution whose loan is being audited."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13097	xx	781	Not Applicable	18.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx  which was recorded on   However, the assignment is missing to current assignee
There is active junior mortgage in the amount of $xx,xxx.xx which was recorded on   and filed by xx
The annual combined taxes have been paid in the amount of $xx.xx.
No delinquent taxes have been found for the prior year.
Review of the payment history provided reveals that borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx which was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. The next due date per payment history is x/x/xx and the current UPB is $xxx,xxx.xx.
The RFD is due to curtailment of income. The secondary reason for default is the illness of the borrower. Loss Mitigation Efforts: The three months trial payment plan for the loan modification review was approved for the borrower on    According to servicing comment datedxx/xx/xxxxthe xst trial payment was received onxx/xx/xxxxHowever, the comment dated xx/xx/xxxxtates that the loan was removed from the loss mitigation workout.
The loan has not been modified since origination.
No evidence of any damage to the subject property has been found.

Foreclosure Comments:The review of the collection history reveals that the foreclosure was initiated and referred to attorney on x/x/xx. Notice of pendency has been filed onxx/xx/xxxxAs per servicing comment dated xx/xx/xxxxthe final FC judgment was entered in the amount of $xxx,xxx.xx. However, Foreclosure has been placed on hold due to the bankruptcy filed by the borrower under chapter-xx on xx
Bankruptcy Comments:The borrower  filed bankruptcy under chapter-xx on xx/xx/xxxxith xx state the amount of secured claim is xx  with arrearage amount of $x,xxx.xx. Motion for relief has been filed onxx/xx/xxxxThe chapter xx plan was confirmed on   As per the chapter xx plan filed on xx/xx/xxxxthe borrower would cure the default and regular monthly payment of $xxx.xx will be made outside of the plan.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Bankruptcy evidence of reaffirmation indicator is not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  The following required state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
xx  Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99368717	xx	Unavailable	Not Applicable	34.944%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxeflects the subject mortgage was originated on xx
There are x active Sewer Use Liens with the xx
Per the Updated Title Report dated   there are x years utilities charges that are delinquent totaling $x,xxx.xx.  Breakdown as follows:
- xx Annual Utilities are delinquent in the amount of $xxx.xx.
- xx Annual Utilities are delinquent in the amount of $xxx.xx.
- xx Annual Utilities are delinquent in the amount of $xxx.xx.
- xx Annual Utilities are delinquent in the amount of $xxx.xx.
The xx Annual Town Taxes have been paid in the amount of $x,xxx.xx. (x half was paid on in the amount of $x,xxx.xx and the x half was paid on x/x/xx in the amount of $x,xxx.xx.)	The payment history as ofxx/xx/xxxxeveals that borrower is currently delinquent for xx months and next due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of $x,xxx and was placed into suspense. The last payment was applied onxx/xx/xxxxrom suspense funds for the due date of x/x/xx. The current P&I payment is $xxx.xx, PITI is xx current interest rate is xx and the UPB provided in the payment history is in the amount of xx	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as of reveals that borrower is currently delinquent for xx months and next due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of $x,xxx and was placed into suspense. The last payment was applied onxx/xx/xxxxrom suspense funds for the due date of x/x/xx. The current P&I payment is $xxx.xx, PITI is $x,xxx, current interest rate is x.xxx%, and the UPB provided in the payment history is in the amount of $xxx,xxx.xx.
Comment datedxx/xx/xxxxtates the reason for default is excessive obligations.  Borrower wants to keep the property therefore, he is looxxfor an affordable plan like modification or forbearance plan to bring the loan current.  The borrower was approved for a Loan Modification.  All trial payments were made and the lender sent the borrower the Loan Modification Agreement dated xx/x/xx however borrower never executed it or returned it to the lender therefore loss mitigation efforts were closed out and cancelled.  Servicing comment datedxx/xx/xxxxeflects that available loss mitigation alternatives have been exhausted and a non-foreclosure outcome could not be reached.
Foreclosure proceedings were initiated on the loan when it was referred to the attorney on xx/xx/xxxxnd the complaint was filed on x/x/xx.  Judgment was enteredxx/xx/xxxxnd the sale date was scheduled for xx/xx/xxxxowever foreclosure was placed on hold due to the borrower filing bankruptcy on
Active Chapter xx Bankruptcy xx  and the plan was confirmed onxx/xx/xxxx Schedule D of the Bankruptcy Voluntary Petition dated x/x/xx shows the amount of the secured claim is $xxxk and the value of the collateral for the subject is xx  leaving $x unsecured portion.  The POC dated xx/xx/xxxxas filed by xx, N.A. and reflects a secured claim for xx  with total arrears as xx
Available servicing comments shows that the subject property is owner occupied.  No damages were noted.  AVM dated xx  reflects a value of $xxx,xxx.
Foreclosure Comments:Foreclosure proceedings were initiated on the loan when it was referred to the attorney on xx/xx/xxxxnd the complaint was filed on x/x/xx.  Judgment was enteredxx/xx/xxxxnd the sale date was scheduled for xx/xx/xxxxowever foreclosure was placed on hold due to the borrower filing bankruptcy on
Bankruptcy Comments:Active Chapter xx Bankruptcy xx and the plan was confirmed onxx/xx/xxxx Schedule D of the Bankruptcy Voluntary Petition dated x/x/xx shows the amount of the secured claim is xx and the value of the collateral for the subject is xx leaving $x unsecured portion. The POC dated xx/xx/xxxxas filed by xx, and reflects a secured claim for xx with total arrears as $xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Bankruptcy evidence of reaffirmation indicator is however tape data is No. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Current servicer is not provided on the payment history.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Indicator is Moderate due to failing the TILA Finance Charge Test, the TILA Foreclosure Rescission Finance Charge Test, and the TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL.  Loan Data $xxx,xxx.xx; Comparison Data $xxx,xxx.xx; Variance -$x,xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL.  Loan Data $xxx,xxx.xx; Comparison Data $xxx,xxx.xx; Variance -$x,xxx.xx.
This loan failed the TILA APR test. ( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL.  Loan Data x.xxx%; Comparison x.xxx%; Variance -x.xxx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated Business Disclosure is missing from the file."
																									* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower. The date is typed."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11156957	xx	665	Not Applicable	55.439%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,066.48	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx amount of $xxx,xxx. The subject mortgage was recorded on with the instrument xx The chain of the assignment has not been completed. The current assignment is with xx, There is a junior mortgage active against the property in the amount of $xx,xxx as well as in the favor of xx
The x installment of combined taxes for the year of xx has been paid in the amount of $xx. The x installment of county taxes for the year of xx is delinquent in the amount of $xx for the due date of   The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xx. The last payment was received onxx/xx/xxxxin the amount of $x,xxx.xx, which was applied for x/x/xx. The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. According to comment history dated the reason for default is curtailment of income. The property has been occupied by the owner.
The comment history datedxx/xx/xxxxtates that the foreclosure sale date was set toxx/xx/xxxxForeclosure Comments:The foreclosure process was initiated and it was referred to an attorney on xx/xx/xxxxThe comment history datedxx/xx/xxxxtates that the foreclosure sale date was set toxx/xx/xxxxThe foreclosure process was kept on hold fromxx/xx/xxxxecause of active bankruptcy.

Bankruptcy Comments:The borrower xx  had filed the bankruptcy under chapter xx with the xx . The plan was confirmed on
The POC was filed on x/x/xx, the amount of claim is xx  and amount of arrearage is $xx,xxx.xx. Under chapter xx, the debtor shall pay to the trustee in the amount of $xxx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx  and the value of property is $xxx,xxx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/xxxxbetween the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xxx,xxx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx at the interest rate of x.xxx% with the modified P&I of $xx.xx.
The first payment date was due on x/x/xx and the new maturity date is x/x/xx.
No deferred balance has been stated.
Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No reaffirmation indicator. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: The loan original maturity term months is xxx. However the tape shows that it is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is $xxx,xxx.xx. The disclosed finance charge of $x,xxx.xx is not considered accurate because it is understated by more than $xxx.The finance charge is $xxx,xxx.xx. The disclosed finance charge of $x,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The final GFE is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "The initial GFE is missing from loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.

 xx  Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Servicing Transfer Disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18513878	xx	769	Not Applicable	33.934%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,314.32	xx/xx/xxxx	Financial Hardship	The updated title report datedxx/xx/xxxxhows subject mortgage was originated on xx
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx,   This should be with  xx
There is an junior mortgage (UCC) open against the borrower in the favor of xx
x) There is a civil judgment open against borrower in the favor of xx
x) There are two civil judgments open against borrower in the favor of xx
Annual county taxes of xx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xx. The current P&I is xx and interest rate is xx The current unpaid principal balance is in the amount of xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on xx/xx/xxxxForeclosure sale was scheduled onxx/xx/xxxxBut this sale was canceled due to loss mitigation. Foreclosure was again put on hold due to borrower had filed bankruptcy under chapter xx with the xx . This bankruptcy case was dismissed on   No further details have been found.
According to the PACER, xx had filed bankruptcy under chapter-xx with the xx  states, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as $x.xx. POC was filed by xx, NA onxx/xx/xxxxin the secured claim amount of xx  and an arrearage in the amount of $xx,xxx.xx. Chapter xx plan was filed on x/x/xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $x,xxx.xx monthly. This case was dismissed by debtor onxx/xx/xxxxAccording to collection comment datedxx/xx/xxxxthe borrower stated that reason for default is due to having some home repairs that is still going on. No further details have been found. Latest BPO report is not available in the loan file.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to attorney, which was completed on   Complaint was filed on   Foreclosure sale was scheduled onxx/xx/xxxxBut this sale was canceled due to loss mitigation. Foreclosure was again put on hold due to borrower had filed bankruptcy under chapter xx with the xx  This bankruptcy case was dismissed onxx/xx/xxxxNo further details have been found.
Previously, the foreclosure was initiated in the loan by referring to the attorney xx . But foreclosure was put on hold due loss mitigation. The foreclosure process was closed due to loan was modified on xx/xx/xxxxBankruptcy Comments:According to the PACER, xx ) had filed bankruptcy under chapter-xx with the xx . Schedule D in voluntary petition datedxx/xx/xxxxtates, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx. POC was filed by xx, onxx/xx/xxxxin the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. Chapter xx plan was filed on x/x/xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $x,xxx.xx monthly. This case was dismissed by debtor on x/xx/xx.	This modification agreement was made between the borrower "xx "xx, effective on xx/xx/xxxxThe reason for modification is a financial hardship.
As per the modified terms, the borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of xx/x/xx.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The debtor has filed BK chapter xx, hence reaffirmation is not applicable. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Current servicer (Enumerated) is xx      Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Loan original maturity term months is xxx instead of xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing in the loan files.
x.Placement of Insurance Disclosure
x.Availability of Title Insurance
xx  Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63112596	xx	760	770	37.308%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$321.88	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx s
The loan has not been assigned since origination. The current assignment is with xx,
No active mortgages, liens, and judgments have been found against the subject property or the borrower.
The tax report is not available. However, as per abstract, no prior year delinquent taxes have been found. x installment of County taxes for the year of xx is due on     in the amount of $x,xxx.xx. x installment of County taxes for the year of xx has been paid on   in the amount of $x,xxx.xx.
As per the review of payment history as ofxx/xx/xxxxthe borrower has been delinquent for x months and the next due date for payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for due date x/x/xx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with the interest rate of xx The current UPB reflected as per the payment history is in the amount of xx The loan has been modified and it will be effective x/x/xx. However, the payment history is available tillxx/xx/xxxxHence, it has not yet to be reflected in payment history.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $x,xxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xx,xxx.xx.
The reason for default is a curtailment of an income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
The loan was modified on x/x/xx between the borrower   xx,   The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The maturity date as per modification is x/x/xx; however, the last payment was made by the borrower as per the note terms.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in xx. The file was referred to an attorney onxx/xx/xxxxnd complaint was filed on xx/xx/xxxxhowever, the foreclosure was put on hold due to Loss Mitigation on
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xx between the borrower xx The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The maturity date as per modification is x/x/xx; however, the borrower made the last payment as per the note terms.	Notice of Servicing Transfer	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Vacant |---| |----| Comment: Current toccupancy per collections ocmments is Owner Occupied. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xxx (Days) Variance %: Comment: Latest modification reflects the maturity dtae as x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Truth in Lending Disclosure is Missing (Lvl x) "Initial Truth in Lending Disclosure is not executed by the borrower."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9864559	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$722.95	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of assignment is incomplete. Currently assignment is with ‘xx,   The last assignment should be with
 There is an active junior mortgage is in the amount of $xx,xxx.xx with ‘xx x which was recorded on  xx
The combined annual taxes for the year of xx have been paid in the amount of $xx.xx.
 No prior year delinquent taxes found pending.
No active judgments have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:Review of collection comment states that subject property is occupied by owner. No visible damage/repairs have been found. The loan modification agreement was made between xx, .’ (Lender) effective date is The modification is interest rate of x.xxx% and modified P&I $xxx.xx.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx. Recent Foreclosure sale date has been scheduled on xx/xx/xxxxCurrently loan is in active bankruptcy filed on xx/xx/xxxxnder chapter xx with xx . Sale may be held in future. We do not have enough comments to confirm the possible outcome of sale (xx

Foreclosure Comments:The review of loan file and collection comment states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/xxxxnd amended complaint/ lis pendes has been filed on xx  Final judgment granted and was entered on xx/xx/xxxxith amount of $xxx,xxx.xx. The sheriff sale was scheduled on xx/xx/xxxxnd sale got canceled due to foreclosure file was put on hold. BK case was entered on   under xx  under plan xx. This BK case was dismissed on xx/xx/xxxxnd was terminated on xx/xx/xxxxAgain foreclosure sale scheduled for xx/xx/xxxxnd it postponed to xx/xx/xxxxThe document xx  shows that sheriff sale was scheduled for xx/xx/xxxxCurrently loan is in active bankruptcy filed on xx . Sale may be held in future. We do not have enough comments to confirm the possible outcome of sale xx

Bankruptcy Comments:Bankruptcy was filed by “xx  under the chapter xx  Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx. The creditor ‘xx,   filed the POC on xx/xx/xxxxith secured claim amount of xx  and arrearage is $xx,xxx.xx. The amended chapter xx entered on xx/xx/xxxxhows that debtor pay the payment as $xxx.xx per month and it is beginning on xx/x/xx for xx months; followed by new monthly plan payments in the amount of $xxx.xx per month for xx months and it is beginning on xx/xx/xxxxBankruptcy plan has not been confirmed yet. Currently loan is in active bankruptcy.
Previously loan BK case was entered on xx  under plan xx. This BK case was dismissed on xx/xx/xxxxnd was terminated on
The loan modification agreement was made between “xx " and lender ‘xx, (Lender) effective date is xx/xx/xxxxThe first modified has started on xx/xx/xxxxnd the new maturity date will be xx/xx/xxxxThe new modified unpaid principal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the payment as per the modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.	Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Bankruptcy evidence of reaffirmation indicator is not applicable; however tape date shows No. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Loan original maturity term in months is xxx; however tape data shows xxx. Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And the values added from initial HUD-x."	* Application Missing (Lvl x) "Final xx is missing from loan file. However, values added from the initial xx."
* ComplianceEase Exceptions Test Failed (Lvl x)          Exception test failed due to,
This loan failed the   license validation test: The xx    xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xx.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a
closing date before November xth, xx. Additionally, the   First Mortgage Banker License, xx  and   Exemption Letter are not available for
loans with a closing date on or after January xst, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)       Risk indicator is Moderate due to,
TILA APR Test:Loan Data: x.xx%; Comparison Data: x.xxx% and Variance: -x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test: The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good Faith Estimate is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial Good faith estimate is missing from loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial Truth in Lending is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission test is missing from loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57579654	xx	Unavailable	Not Applicable	16.280%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx/xx/xxxxthe subject mortgage was originated xx
Chain of assignment has not been completed. Currently, the mortgage is with xx,   which was recorded on   It should be with  xx
No active judgments and liens have been found.
Annual taxes for the year of xx have been paid in the amount of $xx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for x/x/xx. The UPB is xx The current P&I is xx and PITI is xx	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied for x/x/xx. As per the PACER report, the borrower xx had filed bankruptcy under chapter xx with thexx The plan was confirmed on The RFD is unable to be determined. The loan was never modified since origination. Unable to determine the occupancy. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER report, the borrower xx had filed bankruptcy under chapter xx with the xx The plan was confirmed onxx/xx/xxxxAs per the order confirming chapter xx plan, the debtor shall pay the trustee $xxx per month for xx payments. The total amount to be paid is $xx,xxx. The POC was filed onxx/xx/xxxxith its secured amount as $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Re-affirmation is not required in chapter xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No evidence of post closing foreclosure has been found in the recent xx months of the collection comments   Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence of post closing foreclosure has been found in the recent xx months of the collection comments   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applicable Tape Value: xx/xx/xxxx Variance: Variance %: Comment: No evidence of post closing foreclosure has been found in the recent xx months of the collection comments Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The settlement statement does not show settlement charges in line xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76753511	xx	733	717	13.414%	First	Short Form Policy	Not Applicable	x	xx	xx	Not Applicable	4.375%	$478.72	xx/xx/xxxx	Financial Hardship	The updated title report as of xx/xx/xxxxhows subject mortgage was originated on xx There is a state tax lien in the amount of $x,xxx.xx against the borrower, xx Property taxes are current.	The payment history as of xx/xx/xxxxhows that the borrower has been delinquent since xx/xx/xxxxThis loan is past due xx months. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx and it was applied to the due date of xx/xx/xxxxThe current P&I payment is xx and the rate is xx The current unpaid principal balance xx	Collections Comments:The loan is active in bankruptcy and is xx months pst due. The next payment due date is x/x/xx.
The RFD is an excessive obligation.
As per comment dated xx/xx/xxxxthe borrower intends to keep the property.
Loss mitigation: According to comment dated x/x/xx, the loan modification was denied due to increase in the P&I post modification.
The foreclosure sale scheduled for   has been put on hold due to bankruptcy.
Recent servicing comment shows property is in good condition.

Foreclosure Comments:The FC was initiated and the file was referred to an attorney on x/x/xx. The servicing comment dated xx/xx/xxxxthe foreclosure sale date was scheduled for x/x/xx.  The foreclousre has been put on hold due to Bk filed by the borrower on xx/xx/xxxx

Bankruptcy Comments:Borrower had filed the bankruptcy under chapter -xx xx . There was a plan filed on xx/xx/xxxxut it has not been confirmed yet. POC was filed by xx on xx/xx/xxxxith a secured amount of xx and arrearage amount of $xx,xxx.xx.	The modification was done on xx/xx/xxxxith lender . The new principal balance $xxx,xxx.xx will be paid with interest at the rate of x.xxx% from x/x/xx. The P&I payment is $xxx.xx. The maturity date was extended to x/x/xx.	Good Faith Estimate Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Original note has xxx month term.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx/xx/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
																									* Missing Appraisal (Lvl x) "An appraisal report at origination is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68421267	xx	Unavailable	Not Applicable	10.306%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
There are x junior mortgages against the subject property as follow.
First was recorded on   in the amount of $xx,xxx.xx in favor of xx
Second was recorded on   in favor of Pinnacle Finance but the amount is not mentioned.
No active judgment/liens have been found against the borrower/subject property.
The combined annual taxes of xx have been paid total in the amount of $ x,xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xx. The next due date is x/x/xx. The current UPB is xx	Collections Comments:The loan is in active bankruptcy. Third borrowers xx had filed bankruptcy under chapter-xx with the xx The POC was filed by subject creditor xx on with the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. The plan was confirmed onxx/xx/xxxxnd as per order confirming plan the debtor shall pay arrearage in the amount of $xx,xxx.xx with monthly payment of $xxx.xx for xx months.
Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is $x,xxx.xx.

According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney onxx/xx/xxxxThe complaint was filed on   with case xx  But the foreclosure was put on hold due to the bankruptcy filed by borrower on xx  No further details have been found regarding foreclosure proceedings.

The loan is in delinquency for x months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xx. The next due date is x/x/xx. The current UPB is $xxx,xxx.xx.

The appraisal report at origination is missing from the loan file. According to the updated title report datedxx/xx/xxxxthe subject property is xx and it reflects xx . The final xx endorsement and also legal of subject mortgage does not reflect   The affidavit of affixation is not available in the loan file. However, provided tape data and latest tax report reflects the property is single family. The tax assessment reflects land value $xx,xxx.xx, building value $xxx,xxx.xx and total assessed value in the amount of $xxx,xxx.xx. Unable to confirm whether the home is affixed to the permanent foundation or not.

The subject property is owner occupied.
Foreclosure Comments:
According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney onxx/xx/xxxxThe complaint was filed on xx  But the foreclosure was put on hold due to the bankruptcy filed by borrower on xx . The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.

Bankruptcy Comments:Third borrowers “xx  had filed bankruptcy under chapter-xx with the xx . The POC was filed by subject creditor xx on xx/xx/xxxxith the secured claim amount of xx  and an arrearage in the amount of $xx,xxx.xx. The plan was confirmed onxx/xx/xxxxnd as per order confirming plan the debtor shall pay arrearage in the amount of $xx,xxx.xx with monthly payment of $xxx.xx for xx months.
Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral is xx  and the value of collateral that supports this claim is xx  therefore, the unsecured portion is $x,xxx.xx.
Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx    Tape Value: xxx     Variance:    Variance %:    Comment: They did not add the ' : Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: According to the title report property is a Mobile Home. Tape Source: Initial Tape Type:	x: Unacceptable	* Property is Mobile Home (Lvl x) "The appraisal report at origination is missing from the loan file. According to the updated title report datedxx/xx/xxxxthe subject property is and it reflects The final Title Policy does not reflect the x endorsement and also legal of subject mortgage does not reflect The affidavit of affixation is not available in the loan file. However, provided tape data and latest tax report reflects the property is single family. The tax assessment reflects land value $xx,xxx.xx, building value $xxx,xxx.xx and total assessed value in the amount of $xxx,xxx.xx. Unable to confirm whether the home is affixed to the permanent foundation or not."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA APR Test is failed. Final and Initial Truth-In Lending disclosure is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is failed. Final and Initial Truth-In Lending disclosure is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan files."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan files."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32675195	xx	700	Not Applicable	25.307%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Combined taxes of xx-xx have been paid in the amount of $xx.xx. No prior delinquency has been found.
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxhe last payment was received on xx/xx/xxxxor the amount of $xx.xx(PITI) which was applied to xx/xx/xxxxThe monthly P&I is xx with the interest rate of xx The current UPB is reflected in payment history for the amount of xx	Collections Comments:The loan is currently in active bankruptcy. The borrower xx had filed bankruptcy under chapter xx with xx . The chapter xx plan was filed on xx/xx/xxxxs per plan the debtor supposes to pay the trustee the amount of $xx.xx monthly form the amount of $xx,xxx.xx. The POC was filed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxxnd the sale date was scheduled on xx/xx/xxxxHowever, the foreclosure was put on hold due to active bankruptcy.
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxhe last payment was received on xx/xx/xxxxor the amount of $xx.xx(PITI) which was applied to xx/xx/xxxxhe monthly P&I is $xx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The loan has not been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxxnd the sale date was scheduled on   However, the foreclosure was put on hold due to active bankruptcy.
Bankruptcy Comments:The borrower xx and the plan was confirmed on The chapter xx plan was filed on xx/xx/xxxxs per plan the debtor supposes to pay the trustee the amount of $xx.xx monthly form the amount of $xx,xxx.xx. The POC was filed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.	Not Applicable	Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Prohibited Fees Test: FAIL Loan Data $x,xxx.xx Comparison Data $x.xx Variance +$x,xxx.xx
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.

RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL Loan Data $x,xxx.xx Comparison Data $x.xx Variance +$x,xxx.xx
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx  The following state disclosures are missing from the loan file.
 xx Application Disclosure
x.Delivery Fee Authorization
xx Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36941327	xx	Unavailable	Not Applicable	44.456%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of the assignment has not been completed. The last assignment is from xx
There is one HOA lien against the subject property in the favor of xx
Annual combined and school taxes for the year of xx have been paid in the total amount of   No prior year delinquent taxes have been found.
According to latest payment history as of xx, the borrower is currently delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of xx The current interest rate is xx and P&I is xx The loan has not been modified since the origination.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan has not been modified since the origination.

According to document located atxx  and the file was referred to an attorney on xx.
The complaint was filed on xx. According to notice of trustee’s sale located at xx

However, the foreclosure was put on hold due to bankruptcy filing.

The borrower, xx . The plan was not yet confirmed. POC had filed by the creditor, “xx,   on   for the secured claim amount of xx  and amount of arrearage of $xx,xxx.xx. According to voluntary petition schedule D, the value of the collateral is xx  and the amount of secured claim is xx
According to amended chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $x,xxx.xx for x months, $x,xxx.xx for x months and $x,xxx.xx for remaining months. The plan period is xx months. The amount of arrearage to paid through plan is in the amount of $xx,xxx.xx and the amount of claim xx  out of total secured claim amount of xx  will be paid with the monthly payment of $x,xxx.xx.
The plan was not confirmed.

According to comment dated xx, the subject property is non-owner occupied. Current occupancy and condition of the subject property are unable to determine from the collection comment. No latest BPO report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at xx
The complaint was filed on xx. The seller tape data shows judgment entered date as xx. According to notice of trustee’s sxx
However, the foreclosure was put on hold due to bankruptcy filing.
The borrower, “xx had filed the bankruptcy under chapter xx with the case xx
Bankruptcy Comments:The borrower, xx  had filed the bankruptcy under chapter xx with thexx  The plan was not yet confirmed. POC had filed by the creditor, “xx,   on   for the secured claim amount of xx  and amount of arrearage of $xx,xxx.xx. According to voluntary petition schedule D, the value of the collateral is xx  and the amount of secured claim is xx
According to amended chapter xx plan dated   the debtor shall pay to the trustee in the amount of $x,xxx.xx for x months, $x,xxx.xx for x months and $x,xxx.xx for remaining months. The plan period is xx months. The amount of arrearage to paid through plan is in the amount of $xx,xxx.xx and the amount of claim xx  out of total secured claim amount of xx  will be paid with the monthly payment of $x,xxx.xx.
The plan was not confirmed.
Not Applicable	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: For chapter xx, reaffirmation agreement is not required. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:  x x   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Vacant   Variance:    Variance %:    Comment: Current occupancy as per servicing comment is occupied by unknown party.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
xx Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30919183	xx	Unavailable	Not Applicable	41.431%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,124.68	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx
According to the updated title report dated   there is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from “xx,   to”
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx and the plan was confirmed on xx/xx/xxxxUnder amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on xx/xx/xxxx The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to datedxx/xx/xxxxForeclosure was put on hold due to subject borrower had filed the bankruptcy on

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to datedxx/xx/xxxxForeclosure was put on hold due to subject borrower had filed the bankruptcy on xx/x/xx.
Bankruptcy Comments:According to the PACER report, the debtorxx . Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on xx/xx/xxxx The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is xx
Loan Modification agreement was made between borrower and lender with on effective date ofxx/xx/xxxxThe borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
Credit Report Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report the property is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance-$xxx.xx"
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final Good faith estimate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5129715	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$26,608.78	3.875%	$608.86	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on with xx
The chain of assignment has not been completed as currently the assignment is with xx   however, it should be with xx
* One senior mortgage was found opened in the amount of xx  recorded on     xx ; however, according to the subordination agreement recorded xx
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment county taxes for the year of xx have been paid in the amount of $x,xxx.xx on
x) x installment county taxes for the year of xx are due for the amount of $x,xxx.xx till the due date of xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx	Collections Comments:Collection comments available from xx/xx/xxxxill xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxxThe borrower agrees to pay the amount of $xx,xxx.xx as deferred balance on the maturity date xx/xx/xxxxThe UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Collection comment dated   shows that the foreclosure was referred to attorney on xx/xx/xxxxhowever, the comment dated xx/xx/xxxxhows that the foreclosure file was closed as it was referred in error. Comment dated xx/xx/xxxxhows that the account was removed from the foreclosure and discontinued foreclosure proceedings on  xx
The borrower has not yet filed bankruptcy.
Collection comment dated xx/xx/xxxxroperty has damage due to disaster, but it also states that the subject property is in good condition.
Collection comment dated xx/xx/xxxxhows that the subject property is owner occupant.

Foreclosure Comments:Collection comment dated shows that the foreclosure was referred to attorney on xx/xx/xxxxhowever, the comment dated xx/xx/xxxxhows that the foreclosure file was closed as it was referred in error. Comment dated xx/xx/xxxxhows that the account was removed from the foreclosure and discontinued foreclosure proceedings on xx/xx/xxxxBankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxxThe borrower agrees to pay the amount of $xx,xxx.xx as deferred balance on the maturity date xx/xx/xxxxThe UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: As per payment history the last payment was received onxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per the note document the loan original term months are xxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: As per the modification document the principal balance is $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xx.xx Variance %: -x.xxx% Comment: As per the payment history the unpaid current principal balance is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  , However, the following state disclosures are missing from the loan file.
xx  Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46551232	xx	Unavailable	Not Applicable	45.243%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$993.92	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
No outstanding liens/judgments against borrower/property.
Annual county taxes have been paid in the amount of $xx.xx.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the xx
Comment shows that the complaint was filed on
The judgment hearing was held onxx/xx/xxxxCurrently foreclosure process was put on hold due to active bankruptcy and litigation.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The comment dated on   shows that user has placed the file on hold due to the litigation. Comment datedxx/xx/xxxxhows that the loan is being litigated. Another comment x/x/xx shows that the loan reviewed and accepted by Litigation team, pushed to approval with the litigation xx . Comment xx/xx/xxxxhows that the loan reviewed and accepted by Litigation team, pushed to approval with the litigation xx  No further details are available about litigation as it is unable to determine that litigation get resolved or not.

Foreclosure Comments:
As per the collection comment, foreclosure process was initiated in the loan with thexx
Comment shows that the complaint was filed onxx/xx/xxxxThe judgment hearing was held onxx/xx/xxxxCurrently foreclosure process was put on hold due to active bankruptcy and litigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx  had filed bankruptcy under Chapter-xx xx
POC was filed onxx/xx/xxxxith the secured claim amount of xx  and the arrearage of $xx,xxx.xx.
As per the chapter xx plan ,debtor (borrower) will pay to the U.S. Trustee the sum of $xx.xx for xx months.
Voluntary petition filed on xx/x/xx does not show any unsecured portion.
Debtor motion to allow debtors to enter in to loan modification agreement for trial payment plan is granted on   which starts from x/x/xx to
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The new principal balance is $xxx,xxx.xx. The maturity date is x/x/xx.
There is mod document of xx in the file locator ("xxxxxx_Security Instrument Note and Security Instrument Modification_xx_xxxx") but it is not executed by the borrower.	Credit Report Good Faith Estimate Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $xx.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -x.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Original term was xxx months however the modification agreement extended the loan xxx months   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal and title have the property located in a pud as a single family detached dwelling Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xx,xxx.xx allowed $xx,xxx.xx Over By -xxx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xx,xxx.xx allowed $xx,xxx.xx Over By -xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xx,xxx.xx allowed $xx,xxx.xx Over By -xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xx,xxx.xx allowed $xx,xxx.xx Over By -xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR
§xxx.xx(h) ) The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl x)     "Initial GFE is missing from the loan file."
*   FHA or MIC missing and required (Lvl x)     "LTV is xxx.xx% which is greater than xx.xxx% hence   certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of service transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75262247	xx	681	668	16.085%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$280.68	xx/xx/xxxx	Financial Hardship	According to the updated title report as of xx/xx/xxxxthe subject mortgage was originated xx
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx,   which was recorded on   However, it should have been with
No active judgments or liens have been found.
The second installment county taxes of xx are due in the amount of $x,xxx.xx on
No prior year's delinquent taxes have been found.
Review of the payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx, which was applied for x/x/xx. The current unpaid principal balance reflected in the payment history is in the amount of xx	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx, which was applied for x/x/xx. The current unpaid principal balance reflected in the payment history is in the amount of $xx,xxx.xx.

Reason for default is unable to be determined.

According to the servicing comment datedxx/xx/xxxxthe subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per servicing comments, the foreclosure was initiated in xx and the file was referred to an attorney onxx/xx/xxxxThe complaint was filed onxx/xx/xxxxs per tape data. The sale was scheduled onxx/xx/xxxxHowever, it was put on hold as the borrower had filed the bankruptcy onxx/xx/xxxxThe loan is currently in bankruptcy.
Bankruptcy Comments:The borrower xx The POC was filed on xx/x/xx with the secured claim of xx and the amount of arrearage was $xx,xxx.xx. The plan was confirmed on xx/xx/xxxxThe motion for relief was filed on xx/xx/xxxxnd order was granted on xx/xx/xxxxThe date of the last filing of bankruptcy was x/x/xx.	This modification agreement was signed between the borrower xx
The unpaid principal balance was $xx,xxx.xx with the interest rate of x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from x/x/xx. The maturity is x/x/xx.
Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xxx (Days) Variance %: Comment: Original note data was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xxx "xx " should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xx sxxs may be retained by the originator(s).
All items in the xx, xx, and xx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowner's insurance premiums (lines xxx - xxx), and required services that you can shop for in the xx section should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xxx " " should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xx sxxs may be retained by the originator(s).
All items in the xx, xx, and xx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowner's insurance premiums (lines xxx - xxx), and required services that you can shop for in the xx section should not be retained by the lender or broker."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "As per ROR, the transaction date is x/x/xx; however, as per Note, the loan origination date is x/x/xx and as per HUD-x, the signing date is x/x/xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23447556	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,342.92	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx, in the amount of $xxx,xxx. The subject mortgage was recorded on xx with the instrument xx
The first installments of county taxes for the year xx have been paid in the amount of $xx.xx. The second installments of county taxes for the year xx are due in the amount of $xx.xx for the due date of   The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xx. The last payment was received on x/x/xx, in the amount of $x,xxx.xx, which was applied for x/x/xx. The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx	Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
 According to comment history datedxx/xx/xxxxthe borrower's reason for default is excessive obligation. The property has been occupied by the owner himself.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on x/x/xx. The complaint was filed. The sale was scheduled   The foreclosure process was kept on hold because the borrower had filed bankruptcy.
Bankruptcy Comments:The borrower xx
The POC was filed on xx/xx/xxxxthe amount of claim is $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx  and the value of property is $xxx,xxx.
There is no any evidence of cram down.

The modification agreement was done onxx/xx/xxxxbetween the (borrower) Jocob K Bell and Kimberlee R Klein and the (lender) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xxx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx.xx at the interest rate of x.xxx% with the modified P&I of $x,xxx.xx.
The first payment date was due on x/x/xx and the new maturity date is x/x/xx.
There is no deferred balance has been stated.

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: There is no reaffirmation. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The loan original maturity term month is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx/xx/xxxx Variance: Variance %: Comment: The complaint filing date is not available. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA APR Test: Fail Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%
RESPA Originator Compensation Validation Test: Fail"
* ComplianceEase TILA Test Failed (Lvl x)     "( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xxx " " should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xx sxxs may be retained by the originator(s).
All items in the xx, xx, and xx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowner's insurance premiums (lines xxx - xxx), and required services that you can shop for in the xx section should not be retained by the lender or broker."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Missing appraisal"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1289204	xx	Unavailable	Not Applicable	20.239%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxshows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
The first and second installment county taxes of xx have been paid in the total amount of $xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in the collection. The foreclosure was initiated and the file was referred to an attorney on xx The foreclosure complaint was filed on xx However, the comment dated states that the foreclosure was put on hold due to loss mitigation.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xx.
The reason for default as per servicing comment is Illness of the borrower family member.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed on x/x/xx. However, the comment datedxx/xx/xxxxtates that the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Required State Disclosures	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Vacant |---| |----| Comment: As per collection comment property is owner occupied. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx xx Value: xx xx Variance: Variance %: Comment: Property address street is xx xx . Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final GFE is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
x.Credit Agreement Disclosure
x.Cosigner Notice
x.Notice to Consumer
x.Compliance with Truth in Lending Act
x.Choice of Insurer Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40038998	xx	647	Not Applicable	18.037%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$431.56	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx   which was recorded on xx/xx/xxxxHowever, the assignment is missing to  xx
There is a civil judgment in the favor of xx in the amount of $x,xxx.xx which was recorded on  xx
The annual taxes of xx have been paid in the total amount of $xx.x. No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB reflected is in the amount of xx till the due date of x/x/xx.
Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is x/x/xx. The borrower had filed the bankruptcy under chapter xx with the xx and the plan was confirmed on x/x/xx. The POC was filed on x/x/xx with the secured claim amount of xx and an arrearage amount is $xx,xxx.xx. According to amended chapter xx plan filed on x/x/xx, the debtor shall pay $xxx for x months and xx for xx months. The date of the last filing the bankruptcy was The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe complaint was filed on xx/xx/xxxxThe judgment was entered on xx/xx/xxxxThe borrower had filed the bankruptcy under chapter xx with the xx . However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/x/xx. The loan modification agreement was made between the borrower xx and the lender xx . The loan has been modified once since origination. The Comment dated xx/x/xx reveals that the reason for default was a curtailment of income. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe complaint was filed on xx/xx/xxxxThe judgment was entered on xx/xx/xxxxThe borrower had filed the bankruptcy under chapter xx with the xx
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the xx The POC was filed on x/x/xx with the secured claim amount of xx and an arrearage amount is $xx,xxx.xx. According to amended chapter xx plan filed on x/x/xx, the debtor shall pay $xxx for x months and $xxx.xx for xx months. The date of the last filing the bankruptcy was	The loan modification agreement was made between the borrower xx The modified new principal balance is $xx,xxx.xx with an interest rate of x.xxx% and a P&I of $xxx.xx. The first payment started from x/x/xx with the maturity date of x/x/xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No Discrepancy. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Current service name is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: The loan maturity term months are xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xx.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January xst, xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Pennsylvania license validation test."
* Good Faith Estimate missing or unexecuted (Lvl x)     "The final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39864375	xx	663	Not Applicable	53.256%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$594.32	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated xx
Chain of assignment has not been completed. Currently, the mortgage is with xx   which was recorded on   It should be with xx
No active judgments and liens have been found.
x and x installment taxes for the year of xx have been due in the amount of
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xxx. The last payment was received on xx in the amount of $xxx.xx which was applied for xxx. The UPB is xx The current P&I is xx and PITI is xx	Collections Comments:The loan is currently in the foreclosure and the next payment is due for xxx. The last payment was received on in the amount of $xxx.xx which was applied for xxx. As per the document located at xx , the foreclosure was initiated and the file was referred to an attorney on and the complaint was filed on xx. The judgment was entered on xx.
Further details have not been mentioned. The RFD is unable to be determined. The loan was never modified since origination. The property is owner-occupied. No repairs and damages have been found.
Update:
As per the servicing comment dated xx, the foreclosure was initiated in xx with the loan. The foreclosure complaint was filed on xx. As per the servicing comment dated xx the foreclosure xx. No further information is available to understand the current status of foreclosure process.
Foreclosure Comments:As per the document located at xx , the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The judgment was entered on xx.
Further details have not been mentioned.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower Kim Brownie and the lender xx, on xx.
The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx %, beginning from xx. The maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Original note was xxx month term and a modification extended it to xxx months   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: x x Tape Value: x x-x Variance: Variance %: Comment: As per the note, the property address is x	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Appraisal Disclosure
x.Interest Rate Disclosure
x.Lock-In Agreement Disclosure
x.Payoff Statement Disclosure
x.Legal RepresentationDisclosure
x.Non-Prime HUD contract disclosure
x.Non-Prime Notice of loan terms Disclosure
x.Interim Financing Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96294993	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,037.03	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
The chain of the assignment is not completed currently.
No outstanding liens/judgments against borrower/property.
County taxes have been paid in the amount of $xx.xx.
No delinquent taxes have been located for the prior year.
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx Borrower is currently x months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the xx
Comment shows that the complaint was filed on xx/xx/xxxxCurrently foreclosure process was put on hold due to active bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the xx
Comment shows that the complaint was filed on xx/xx/xxxxCurrently foreclosure process was put on hold due to active bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx
POC was filed onxx/xx/xxxxith the secured claim amount of xx  and the arrearage of $xx,xxx.xx.
As per the chapter xx plan, debtor (borrower) will pay to the   Trustee the sum of xx  for xx months.
Voluntary petition filed on x/x/xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender onxx/xx/xxxxhe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xx.xx beginning from xx/x/xx . The new principal balance is $xxx,xxx.xx. The maturity date is xx/x/xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xx.xx Variance %: x.xxx% Comment: Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUDx is not signed by the borrower."	* Application Missing (Lvl x) "Final xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged x.xxx% allowed x.xxx% Over By -x.xxx%.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR test: Charged x.xxx% allowed x.xxx% Over By -x.xxx%.
This loan failed the TILA APR test. ( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )  The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
xx Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32788716	xx	800	Not Applicable	29.975%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to  xx

Active junior or senior judgments/liens/mortgages:

x. There is an active junior   available in the updated title report against x x in the amount of $xx,xxx.xx in favor of "xx  and it was recorded on

xx annual taxes are paid in the amount of $xx.xx, No other delinqquent taxes are mentioned in the report.	Review of updated payment history as ofxx/xx/xxxxthe loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made on x/x/xx in the amount of xx for the due date of x/x/xx. The UPB as of the date is in the amount of xx	Collections Comments:The loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xx. The last regular payment (P&I) has been made on x/x/xx in the amount of $xxx.xx for the due date of x/x/xx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The servicing comment datedxx/xx/xxxxtates that the borrower was offered a flex modification for x months which was begun from x/x/xx to x/x/xx with the monthly payment of $x,xxx.xx. The borrower had completed TPP by maxxall x payments on time.
The review of the collection history reveals that the foreclosure was initiated and referred to attorney on xx/xx/xxxxNotice of pendency has been filed on xx/xx/xxxxHowever, Foreclosure has been placed on hold due to loss mitigation onxx/xx/xxxxThe servicing comment datedxx/xx/xxxxtates that the borrower was offered a flex modification for x months which was begun from x/x/xx to x/x/xx with the monthly payment of $x,xxx.xx.
No evidences are available in the latest xx months servicing comments regarding Bankruptcy filings.
Foreclosure Comments:The review of the collection history reveals that the foreclosure was initiated and referred to attorney on xx/xx/xxxxNotice of pendency has been filed on xx/xx/xxxxHowever, Foreclosure has been placed on hold due to loss mitigation onxx/xx/xxxxThe servicing comment datedxx/xx/xxxxtates that the borrower was offered a fix modification for x months which was begun from x/x/xx to x/x/xx with the monthly payment of $x,xxx.xx. The loan is currently in active TPP and he completed TPP by maxxall x payments on time.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: S&C Filing Date Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx Variance: x (Days) Variance %: Comment: S&C filing date is xx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71626951	xx	774	Not Applicable	35.791%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment is incomplete.  Currently, the assignment is with ‘xx,   The last assignment should be with xx
No active liens and judgments against the borrower.
The x and x installment of town taxes have been paid in the amount of $x,xxx.xx.

The Payment History datedxx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for xx months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as ofxx/xx/xxxxthe borrower is delinquent for xx months. The reason for default is unable to excessive obligation.
No latest servicing comments or BPO reports have been found to determine the condition and the occupancy of the subject property. No damage or repairs have been found.
The borrower’s intention is to keep the property.
No evidences have been found regarding foreclosure filing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:

Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is xx  The subject creditor ‘xx,   filed the POC on xx/xx/xxxxith secured claim amount of xx  unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Chapter xx entered onxx/xx/xxxxebtor shall pay the payment $x,xxx.xx per month for xx months. Plan has not been confirmed yet. Currently loan is in active BK case. No further information is available about BK filing.
Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the xx
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the xx
Loan Data: $xxx.xx Comparison Data: $x.xx Variance: +$xxx.xx"
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx
xx Application Disclosure
x.Delivery Fee Authorization
xx Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer document is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41575294	xx	Unavailable	Not Applicable	41.102%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.375%	$555.72	xx/xx/xxxx	Financial Hardship	Updated title report as ofxx/xx/xxxxhows subject mortgage was originated on xx
There is one state tax lien against xx  in the amount of $x,xxx.xx, recorded on   with xx
The annual combined taxes of year xx have been paid in full in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	The Payment History dated as ofxx/xx/xxxxeveals that the payment is due for x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date x/x/xx. The current P&I is xx and rate of interest is xx The current unpaid principal balance is in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxxhich was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
As per the comment datedxx/xx/xxxxthe reason for default is xx
Loan Modification agreement was made between borrower   “xx,  .” on effective date x/x/xx.  The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% and P&I of $xxx.xx with fixed amortized type beginning from first payment date x/x/xx and ends with the maturity date of x/x/xx.
According to the PACER, the borrower xx  and the plan was confirmed onxx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx.xx for the period of xx months for the total amount of $xxx,xxx.xx to the trustee. The POC was filed onxx/xx/xxxxith the POC amount $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The Motion For Relief from Stay was filed on xx/xx/xxxxThere is no comment indicating a cram down.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated xx/xx/xxxxhows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx and the plan was confirmed onxx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx.xx for the period of xx months for the total amount of $xxx,xxx.xx to the trustee. The POC was filed onxx/xx/xxxxith the POC amount $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The Motion For Relief from Stay was filed on xx/xx/xxxxThere is no comment indicating a cram down.	Loan Modification agreement was made between borrower “xx on effective date x/x/xx. The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% and P&I of $xxx.xx with fixed amortized type beginning from first payment date x/x/xx and ends with the maturity date of x/x/xx.	Affiliated Business Disclosure Credit Report Missing Required Disclosures	Field: Foreclosure Contested Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: original term is auto-populated based on first due & maaturity dates - xxx months original term. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) Discount Points Test: FAIL
This loan failed the bona fide discount points test.The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are
marked as xx   - State.""
* ComplianceEase State Regulations Test Failed (Lvl x)         Discount Points Test: FAIL
This loan failed the bona fide discount points test.The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx  - State."
    Discount Points Test: FAIL
This loan failed the bona fide discount points test.The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are
marked as xx   - State.""
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7316837	xx	730	Not Applicable	56.927%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$932.06	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx The chain of assignment has not been completed. Currently, the assignment is from xx There is one junior mortgage against the subject property in the favor of xx There is one lien against the subject property in the favor of xx There is one junior credit card judgment against the borrower xx There is one junior civil judgment against the borrower in the favor of xx No, any prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxthe borrower is delinquent from xx months and next due date is x/x/xx. The last payment was received on x/x/xx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comment as ofxx/xx/xxxxthe loan is active in the bankruptcy and next due date is x/x/xx. The last payment was received on x/x/xx in the amount of xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on x/x/xx.
As per servicing comments as ofxx/xx/xxxxthe foreclosure was initiated in xx and the file was referred to an attorney on x/x/xx. The complaint was filed onxx/xx/xxxxHowever, the foreclosure was put on hold borrower xx  had filed bankruptcy under chapter xx with the xx  stated that the loan is active in the litigation and litigation copy need to be sent to the litigation specialist. The comment datedxx/xx/xxxxtated that the litigation is active with the open legal. Based on the collection comments as of xx/xx/xxxxwe are unable to confirm whether the litigation matter has been resolved.
The subject property is owner occupied.
As per the comment datedxx/xx/xxxxthe subject property had damage due to wind. Also, the same comment stated the loss draft check has been received in the amount of $xxx.xx on   with the xx The comment dated xx/xx/xxxxtated that the contractor is doing the repairs. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition.

Foreclosure Comments:As per servicing comments as ofxx/xx/xxxxthe foreclosure was initiated in xx and the file was referred to an attorney on x/x/xx. The complaint was filed onxx/xx/xxxxHowever, the foreclosure was put on hold borrower xx  had filed bankruptcy under chapter xx with the xx . As per the comment datedxx/xx/xxxxthe litigation was found. The comment datedxx/xx/xxxxtated that the loan is active in the litigation and litigation copy need to be sent to the litigation specialist. The comment datedxx/xx/xxxxtated that the litigation is active with the open legal. Based on the collection comments as of xx/xx/xxxxwe are unable to confirm whether the litigation matter has been resolved.
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter xx with the xx . The plan was confirmed onxx/xx/xxxxThe debtor shall pay for trustee in the amount of $xx.xx for x months and $xx.xx for xx months for a total plan payment period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $xxx,xxx.xx. The POC was filed by xx on x/x/xx for secured claim amount is xx  and arrearage amount is $xx,xxx.xx.

The loan was modified on x/x/xx between the borrower “xx . As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on x/x/xx till maturity date of x/x/xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: This is chapter xx. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Updated oer Note Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: loan data :$xxx,xxx.xx, Comparison Data : $xxx,xxx.xx, Variance : -$xx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx  . The following required State Disclosure is missing in the loan file.
x.Agent Preference Disclosure
x.Casualty Insurance Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$966.75	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21862389	xx	Unavailable	Not Applicable	40.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
  in the amount of $   with xx
There is junior mortgage in the favor of xx
No delinquent taxes are found.
According to the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months. The last payment was received xx/xx/xxxxThe payment applied date was xx/x/xx and the next due date for payment is xx/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is in bankruptcy and has been past due for xx months. However, the MFR has been granted to teh creditor xx
As per collection comments dated xx/x/xx, the reason for default is illness of borrower.
Loss mitigation: As per servicing comment dated xx/xx/xxxxthe borrower was approved for trial modification.  The first trial payment was due for xx/x/xx for $xxx.xx. However, the servicing comment dated  xx/x/xx, the borrower could not make the first trial payment due to health issue and decrease in the income. Hence, this workout option was denied.
As per servicing comment dated xx/xx/xxxxno damage was reported during inspection. The property found occupied.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:As per collection comments, the foreclosure was initiated and file was referred to an attorney xx/xx/xxxxhe complaint was filed onxx/xx/xxxxhe judgment was entered onxx/xx/xxxxhe sale was scheduled on x/x/xx. However, the foreclosure was put on hold due to bankruptcy filed by the borrower on x/x/xx.No further details have been found
Bankruptcy Comments:According to the PACER, the borrower xx .The plan was confirmed on xx/xx/xxxxThe POC was filed onxx/xx/xxxxor the secured claim in the amount of xx and the arrearage in the amount of $xx,xxx.xx.The motion for relief has been granted to the creditor xx, N.A. on but was vacated on x/xx/xx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test. xx Section xx)
The Pennsylvania     xx requires non-exempt mortgage lenders engaged in the business of maxxmortgage loans to be licensed, effective November xth, xx.
The xx (Mortgage Act) are not available for loans with a
closing date before November xth, xx. Additionally, the Pennsylvania First xx
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January xst, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test: FAIL  Loan Data : $xxx,xxx.xx  Comparison Data : $xxx,xxx.xx  variance : -$xxx.xx

TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan data : $xxx,xxx.xx  Comparison data : $xxx,xxx.xx  Variance : -$xxx.xx

PA License Validation Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL  Loan Data : $xxx,xxx.xx  Comparison Data : $xxx,xxx.xx  variance : -$xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx

TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan data : $xxx,xxx.xx  Comparison data : $xxx,xxx.xx  Variance : -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82762151	xx	Unavailable	Not Applicable	38.112%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$537.28	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment is incomplete. The assignment is with ‘xx,   ’.The last assignment should be with the  xx
No active judgments/liens have been found.
The county annual taxes for the year xx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is xx which was applied for the due date of xx/x/xx. The payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:According to the collection comment dated xx/xx/xxxxsubject property is occupied by original owner.

According to collection comment dated   subject property had damaged due to fire and date of loss is xx/xx/xxxxith property loss amount is $xx,xxx.xx. The comment dated xx/xx/xxxxhows that claim has listed and check xx  from . Also comment dated xx/xx/xxxxhows that xxx% repairs complete and no pending repairs. No latest repairs have been found. The BPO report is not available to verify the current condition of subject property.

The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xxx% and P&I is $xxx.xx which was applied for the due date of xx/x/xx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.

Review of loan file and collection comment states that foreclosure file was initiated in xx.  The foreclosure file was referred to attorney on xx/xx/xxxxThe document xx  shows that foreclosure sale scheduled on xx/xx/xxxxSale got terminated due to BK xx under chapter xx. BK case was discharged on xx/xx/xxxxnd was terminated on xx/xx/xxxxThe document xx  shows that sale is scheduled for xx/x/xx. Second bankruptcy was filed by xx .  Currently loan is in active BK case. No further information is available about foreclosure file.

Foreclosure Comments:Review of loan file and collection comment states that foreclosure file was initiated in xx.  The foreclosure file was referred to attorney on xx/xx/xxxxThe document xx  shows that foreclosure sale scheduled on   Sale got terminated due to xx  and was terminated on xx/xx/xxxxThe document xx shows that sale is scheduled for xx/x/xx. Second bankruptcy was filed by xx .  Currently loan is in active BK case. No further information is available about foreclosure file.
Bankruptcy Comments:
Bankruptcy was filed by “xx ” under the chapter xx xx  shows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx.  The creditor ‘xx,  ’ filed the POC on xx/xx/xxxxith secured claim amount of xx  unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Amended chapter plan xx entered on xx/xx/xxxxhows that the debtor shall pay the payment per month in amount of $x,xxx.xx for x months and $xx.xx for xx months. Plan has not been confirmed yet. Currently loan is in active bankruptcy.
The loan modification agreement was made between “xx The first modified payment has been started from xx/xx/xxxxnd the new maturity date will be xx/xx/xxxxThe new modified unpaid principal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original Maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: x/x/xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees First Lien Test: xx Data  $xxx.xxComparison Data  $x.xx Variance  +$xxx.xx
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a x%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed x% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State; however, required state disclosures are missing from loan file.

xx  Collateral Protection Act Notice
·Borrower's xx
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66167321	xx	Unavailable	Not Applicable	31.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. As there is no assignment done by xx,   However, the assignments should be with xx
x) There is an active   lien against the borrower xx  in the favor of xx
x) There is an active civil judgment against the borrower xx
x) There is another civil judgment against the borrower in the favor of  xx
x) There is another civil judgment in the favor of The xx
x) There is a civil judgment in the favor of The xx
x) There is a civil judgment in the favor of xx
The first and second installment county taxes of xx-xx have been paid in the total amount of   No delinquent taxes have been found for the prior year.
The combined annual taxes for the year of xx have been paid in the amount of $xx.xx. The school annual taxes for the year of xx have been paid in the amount of $xx.xx.  No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx-xxx onxx/xx/xxxxnd the plan was confirmed on x/x/xx. According to the amended plan datedxx/xx/xxxxhe debtor shall pay $xx for x to xx months and $xxx per month for the period of xx months. The proof of claim was filed on with the claim amount of xx and the amount of arrearage is $xx,xxx.xx. The Voluntary Petition, Schedule-D shows the amount of $x,xxx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx Did not see any comments reflecting cram down.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xxx,xxx.xx till the due of x/x/xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx According to the amended plan datedxx/xx/xxxxhe debtor shall pay $xx for x to xx months and $xxx per month for the period of xx months. The proof of claim was filed on xx/x/xx with the claim amount of xx  and the amount of arrearage is $xx,xxx.xx. The Voluntary Petition, Schedule-D shows the amount of $x,xxx as an unsecured portion out of the amount of claim xx  and the value of the collateral is xx  Did not see any comments reflecting cram down.

Not Applicable	Credit Report Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx/xx/xxxx Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: x.xxx% Comment: UPB is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  stated. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
xx  Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36248982	xx	Unavailable	Not Applicable	44.847%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$287.14	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated xx
There are two civil judgments, x is in the favor of xx
There are five state taxes , first three xx   in the amount  of $xx,xxx.xx and xth state tax is in the favor of xx
xx Combined x and x tax has been paid in the amount of $xxx.xx.
xx Combined x and xth tax has been paid in the amount of $xxx.xx.
According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xx,xxx.xx.
The reason for the default of the borrower was an excessive obligation.  The borrower wants to retain his property.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/xxxxhowever, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter xx on xx/xx/xxxxBankruptcy Comments:According to the PACER, the borrower “xx ” had filed bankruptcy under chapter-xx with the xx x and the plan was confirmed on xx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for the period of xx months. The shall pay on the confirmation date $xxx.xx, xx months in the amount of $xxx.xx and remaining xx months in the amount of $xxx.xx The POC was filed on xx/xx/xxxxith the POC amount of $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. The motion for relief from the automatic stay was filed on xx/xx/xxxxnd the motion was resolved. The debtor shall pay the post-petition in the amount of xx  beginning from xx/xx/xxxxNo comment has been found indicating a cram down.  Last time bankruptcy was filed on

According to the modification, the loan was modified on xx/xx/xxxxetween the borrower xx The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xx. The maturity date as per modification is xx/xx/xx.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: There is no reaffirmation agreement. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Borrower Last Name is xx  However, the tape data reflects xx    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per the note, Loan Original Maturity Term Months are xxx. However, the tape data reflects xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is xx However, the tape data reflects xxxA ALLEN DR. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: Result: FAIL; Loan Data: $x.xx; Comparison Data:  $x.xx; Variance: +$x.xx.

This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.

Prohibited Fees Test: FAIL Loan data - $x.xx Comparision data - $x.xx Variance - +$x.xx
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx State. The following state disclosures are missing from the loan files.
xx Application Disclosure.
x.?Delivery Fee Authorization
xx Attorney Disclosure
x.?The unacceptability of Insurance Notice
x.?Attorney Disclosure II
x.?Tax Bill Information
x.?Private Well Testing
x.?Lock-In Agreement
x.?Commitment Disclosures
xx.?Choice of Insurer Disclosure
xx.?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53870981	xx	Unavailable	Not Applicable	62.788%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$924.29	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx,   however, it should be with xx
Active Judgments and Liens;
x) One civil judgment found pending against the borrowerxx
x) State tax lien found pending against the borrower xx
x) One more state lien found pending against the borrower xx
Property Tax Status;
x) x installment county taxes for the year of xx-xx have been paid in the amount of xx
x) x installment county taxes for the year of xx-xx have been paid in the amount xx
x) Annual utility charges for the year of xx-xx are delinquent for the amount of which were due on xx/xx/xxxxith the good through date of xx/xx/xxxx	Review of payment history as of dated xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of xx The current interest rate is xx with P&I in the amount of xx	Collections Comments:Collection comments available from xx/xx/xxxxill xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxxCollection comment dated   shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxxhowever, the foreclosure was put on hold due to bankruptcy filed by the borrower.
The borrower xx  The plan has not been confirmed yet.
The loan is currently in active bankruptcy.
Collection comment dated xx/xx/xxxxhows reason for default as losing renter in march and having to make repairs on property to be able to rent. Collection comments does not show any comment stating that the damages have been repaired or not.
Collection comment dated xx/xx/xxxxhows that the subject property is owner occupant.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Collection comment dated   shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxxhowever, the foreclosure was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxxNo more further information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:The borrower xx The plan has not been confirmed yet.
The creditor had filed POC on xx/xx/xxxxn the claim amount of xx  with arrearage in the amount of $xx,xxx.xx.

The case was dismissed
Loan Modification agreement was made between borrower “Lisa Dignan” and lender “xx, on effective date xx/xx/xxxxThe borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The borrower had filed for bankruptcy under chapter-xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per modification agreement, loan original maturity terms are xxx months.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: x.xxx% Comment: As per payment history, the unpaid current principal balance is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final application the total monthly income of the borrower is $x,xxx.xx; however, total monthly expenses of the borrower is in the amount of $x,xxx.xx. Hence, DTI is xx.xxx% which is greater than xx.xxx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state.The following state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
xx Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76993840	xx	Unavailable	Not Applicable	19.478%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the review of updated title report dated xx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been provided with the updated title report. Currently, the mortgage is with original lender xx,   The assignment should be with  xx
There are two junior judgments against the borrower. The first in the favor of xx
Annual town taxes of xx have been due in the amount of $xxx.xx which will due for
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xx.xx which was applied for xx/xx/xxxxThe current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx	Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Reason for default is unable to be determined from the collection comments.
The loan has not been modified since origination.
The borrower had not filed bankruptcy since origination.
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAs per the documents attached with the updated title report xx  the summons sent to the attorney on xx/xx/xxxxThe amendment to the complaint was made on xx/xx/xxxxThe judgment was entered on xx/xx/xxxxThe sale of the property was stayed on xx/xx/xxxxecause the loss mitigation was accepted. Further foreclosure details are not available.
As per comment dated xx/xx/xxxxthe subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAs per the documents attached with the updated title report xx  the summons sent to the attorney on xx/xx/xxxxThe amendment to the complaint was made on xx/xx/xxxxThe judgment was entered on xx/xx/xxxxThe sale of the property was stayed on xx/xx/xxxxecause the loss mitigation was accepted. The scheduled sale date is unable to be determined. Further foreclosure details are not available.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/x/xx Variance: Variance %: Comment: The S&C filing date is unable to detetrmine. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67896129	xx	749	Not Applicable	41.130%	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$219,075.46	4.750%	$2,380.84	xx/xx/xxxx	Financial Hardship	Review of the updated title report shows the subject mortgage is active on the title.
The subject lien was originated xx
There is a junior mortgage in the amount of $xxx,xxx.xx with lender “xx,   which was recorded on   xx
Three   liens are active against the subject property in the favor ofxx
The x installment Borough property taxes of xx are delinquent in the amount of $x,xxx.xx which was due on   x , x and xth installment will be due on     and   respectively.

Review of the payment history shows the borrower is xx months delinquent. The next payment due date xx/xx/xxxxThe last payment made was on xx/xx/xxxxnd applied to the due date xx/xx/xxxxThe P&I is xx and the PITI is xx The unpaid principal balance is xx	Collections Comments:The loan is active in loss mitigation. According tp payment history as ofxx/xx/xxxxthe loan is xx months past due and the next due date is x/x/xx.The last payment was received onxx/xx/xxxxhich was applied to the due date of x/x/xx.
 Recent servicing comments states that the loan has been modified onxx/xx/xxxx The xx  on   shows order approving loan modification was entered onxx/xx/xxxx As per the terms of the loan modification, the due date has been extended from x/x/xx to x/x/xx.
Further information is not available.

The foreclosure sale has been put on hold due to active bankruptcy.
Foreclosure Comments:The foreclosure was initiated by  filing the lis pendens onxx/xx/xxxx As per foreclosure activity provided attached with updated title report dated xx   the judgment was granted on xx/xx/xxxxThe servicing comment dated xx/xx/xxxxhows that FC sale was scheduled forxx/xx/xxxxHowever, the file was later put on hold due to bankruptcy filed by the borrower under chapter xx, xx
Bankruptcy Comments:The borrower filed Chapter xx bankruptcy on xx/xx/xxxxx The POC was filed xx/xx/xxxxy xx, filed a claim for xx with arrearage of $xxx,xxx.xx. The loan modification has been completed under bankruptcy. The xx on shows order approving loan modification was entered onxx/xx/xxxxThe modification agreement is executed by the borrower. As per the terms of modification, the due date has been extended from x/x/xx to x/x/xx. Further details are not available.	The loan modification agreement was made onxx/xx/xxxxith lender xx, As per the modified terms, the borrower promises to pay the UPB in the amount of $xxx,xxx.xx with interest at the starting rate of x.xxx% from x/x/xx. The maturity date is x/x/xx. The due date has been extended from x/x/xx to x/x/xx.
Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $xxxx.xx Tape Value: $x.xx |---| $xxxx.xx |----| Comment: Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The forelcosure has been contested. However, issue has been resolved.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: x.xxx%   Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: The loan was recently modified with first payment date x/x/xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxxx.xx   Variance %: xx.xxx%   Comment: The loan was recently modified with new UPB in the amount of $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx-xx    Tape Value: xxx-xx     Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: The loan was recently modified with new maturity date of x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance:
-$xx.xx..
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
																									* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98243879	xx	Unavailable	Not Applicable	42.699%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$840.29	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx/xx/xxxxhe subject mortgage was originated xx
There are three senior mortgages active prior to the subject mortgage.  The first mortgage is recorded on  xx  in the favor of xx The Third mortgage is recorded on   in the favor of xx . No release or satisfaction document was found in the loan document stating the prior mortgage has been released. However, Final Title Policy at the origination does not reflect any exception for senior mortgage. It shows a clear title. Possible title claim can be filed.
No active judgments or liens have been found.
xx County x installment tax has been paid in the amount $x,xxx.xx.
xx County x installment tax has been paid in the amount $x,xxx.xx.
No prior year delinquent taxes have been found.	According to the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxxthe payment applied date was x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is x/x/xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for x/x/xx. The UPB is reflected in the latest payment history in the amount of $xxx,xxx.xx.
As per the Collection comments, the subject property is owner occupied. As per the comment datedxx/xx/xxxxthe subject property had damaged due to storm.  As per the comment datedxx/xx/xxxxthe subject property had damaged due to wind on x/x/xx. The amount of damage has not been provided. The claim has been filed to Denise Insurance Processing Center. No further details have been found.

Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on x/x/xx. The complaint was filed on xx/xx/xxxxHowever, the foreclosure was put on hold as the borrower filed bankruptcy on x/x/xx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the xx . The chapter xx plan was confirmed on xx/xx/xxxxThe POC was filed onxx/xx/xxxxthe POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The debtor shall pay to the trustee $xxx.xx lump sum for x months, $xxx.xx for x months $xxx.xx for xxmonths total xx months.	This loan modification agreement was made between (borrower) xx, onxx/xx/xxxxhe borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I in the amount of $xxx.xx beginning from x/x/xx till the maturity date x/x/xx. The interest bearing amount is $xxx,xxx.xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The borrower had filed for bankruptcy under chapter-xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per modification agreement, loan original maturity terms are xxx months   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx/xx/xxxx Tape Value: xx/x/xx Variance: x (Days) Variance %: Comment: As per the servicing comments, No foreclosure complaint has been filed. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62708920	xx	Unavailable	Not Applicable	59.126%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$60,491.14	4.000%	$589.90	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx/xx/xxxxhich was recorded on xx
There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from “xx,   to” xx
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of $xx,xxx.xx, recorded on xx/xx/xxxx filed by xx
There are two active civil judgments against subject borrower which is in the amount of $xx,xxx.xx,
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor had xx filed the bankruptcy under the chapter xxth xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed onxx/xx/xxxx The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx/xx/xxxxForeclosure complaint was filed on xx . Foreclosure was put on hold due to subject borrower had filed bankruptcy onxx/xx/xxxx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx/xx/xxxxForeclosure complaint was filed on xx  and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on
Bankruptcy Comments:According to the PACER report, the debtor had xx and the plan was confirmed on xx/xx/xxxxUnder amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed onxx/xx/xxxx The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower (borrower) xx
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx and the maturity date is x/x/xx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The borrower had filed for bankruptcy under chapter-xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per modification agreement, loan original maturity terms are xxx months.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: xx.xxx% Comment: As per modification agreement, the principal balance is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state.The following state disclosures are missing from the loan file.
xx Forced Placed Insurance Notice
x.Notice where Escrow Account is NOT Required
x.Escrow Notice for Loans Sold to Out-of- State Purchases within one year
x.Anti-Coercion Notice
x.Insurance Premium Notice
x.Insurance Sales Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47151733	xx	602	Not Applicable	45.843%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$268.40	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx,   however, it should be with xx
Active Judgments and Liens;
x) One x mortgage found pending recorded on   in the amount of $x.xx which is in the favor xx
x) One renewed judgment found pending against the borrower xx unt of $x,xxx.xx which is in the favor xx
Property Tax Status;
x) Annual combined taxes for the year of xx have been paid in the amount of $xxx.xx on xx/xx/xxxxNo prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx	Collections Comments:Collection comments available from xx/xx/xxxxill xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
Loan Modification agreement was made between borrower “xx
The borrower agree to pay the UPB of $xx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxxCollection comment dated xx/xx/xxxxhows that the foreclosure was initiated in the loan and was referred to attorney onxx  Collection comment dated xx/xx/xxxxhows that the final judgment was entered on xx/xx/xxxxAccording to comment dated xx/xx/xxxxhows that the foreclosure sale was scheduled for xx/xx/xxxxhowever, the foreclosure process was later put on hold due to bankruptcy filed by the borrower.
The borrowerxx . The plan was later confirmed on xx/xx/xxxxThe loan is currently in an active bankruptcy.
Collection comment dated xx/xx/xxxxhows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Collection comment dated xx/xx/xxxxhows that the foreclosure was initiated in the loan and was referred to attorney on xx Collection comment dated xx/xx/xxxxhows that the final judgment was entered on xx/xx/xxxxAccording to comment dated xx/xx/xxxxhows that the foreclosure sale was scheduled for xx/xx/xxxxhowever, the foreclosure process was later put on hold due to bankruptcy filed by the borrower on xx/xx/xxxxNo more further information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:The borrower xx
The POC was filed on xx/xx/xxxxn the claim amount of xx  with arrearage in the amount of $x,xxx.xx.

Loan Modification agreement was made between borrower “xx
The borrower agree to pay the UPB of $xx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxx	Missing Required Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Tenant to Owner/Former Owner   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: Per comments   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: Per payment history   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Per modifcation Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data $xx,xxx.xx Comparison data $xx,xxx.xx Variance -$xxx.xx."
																									* Missing Required Disclosures (Lvl x) "List of service providers is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27468833	xx	676	Not Applicable	44.222%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,619.24	xx/xx/xxxx	Change of Terms	Review of updated title report datedxx/xx/xxxxows the subject mortgage was originated on which was recorded on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on xx/xx/xxxx The POC amount is $xxx,xxx.xxand total arrearage amount is $xx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to datedxx/xx/xxxxForeclosure complaint was filed on xx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to datedxx/xx/xxxxForeclosure complaint was filed onxx/xx/xxxxith xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy onxx/xx/xxxx
Bankruptcy Comments:According to the PACER report, the debtor xx . Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on xx/xx/xxxx The POC amount is $xxx,xxx.xxand total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower xx
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of xx/x/xx.
Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Unavailable   Tape Value:xx/xx/xxxx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Subject property originated onxx/xx/xxxxith an amount of $xxx,xxx.xx for xxx months and was modified for xxx months at a rate of x.xxx% with a P&I of $xx.xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data : $xxx,xxx.xx Comparison Data : $xxx,xxx.xx variance : -$xx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : $xxx,xxx.xx  Comparison Data : $xxx,xxx.xx  variance : -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx"
																									* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32781003	xx	625	Not Applicable	48.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report datedxx/xx/xxxxthe mortgage was originated on xx
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx,   This should be with  xx
There are liens and judgments these are as follow:
x) There is an order of imposing fine/charges xx  lien open against the subject property in the favor ofxx
x) There is an IRS lien open against borrower in the favor of xx
x) There are two civil judgments open against the borrower in the favor of xx

Annual county taxes of xx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xx. The current P&I is xx and interest rate is xx The current unpaid principal balance is in the amount of xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
According to the PACER, xx Schedule D in voluntary petition datedxx/xx/xxxxtates, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as $xx,xxx.xx. POC (xx ) was filed by xx,   on x/x/xx, in the secured claim amount of xx  and an arrearage in the amount of $x,xxx.xx. Chapter xx Plan xx  which states that  subject creditor claim was included in class x and it hall receive $xxx,xxx.xx (property value), paid in xxx monthly payments starting on the Effective Date of $xxx.xx at the rate of x% interest, plus taxes and insurance. Any remaining balance of this class' authorized claims shall be treated as an allowed general unsecured claim in Class x below. The holder of class x Claim will be paid x.x% of their claim. Class x Claims total xx  which will be paid a total of $xx,xxx.xx payable $xxx.xx monthly. This plan was confirmed xx  on x/x/xx. This case was terminated on xx/xx/xxxxHowever, unable to determine how much amount will be paid for subject claim from unsecured debts. It seems that subject creditor claim has been cram down in the amount of $xx,xxx.xx. The payment history dated as ofxx/xx/xxxxeveals that the current unpaid principal balance is in the amount of $xxx,xxx.xx and borrower is paying as per the bankruptcy payment plan.
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xxc. Schedule D in voluntary petition datedxx/xx/xxxxtates, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $xx,xxx.xx. POC xx was filed by xx, on x/x/xx, in the secured claim amount of $xxx,xxx.xx and an arrearage in the amount of $x,xxx.xx. Chapter xx Plan (xx ) was filed on x/x/xx. Amended chapter xx plan (dxx which states that subject creditor claim was included in class x and it hall receive $xxx,xxx.xx (property value), paid in xxx monthly payments starting on the Effective Date of $xxx.xx at the rate of x% interest, plus taxes and insurance. Any remaining balance of this class' authorized claims shall be treated as an allowed general unsecured claim in Class x below. The holder of class x Claim will be paid x.x% of their claim. Class x Claims total xx which will be paid a total of $xx,xxx.xx payable $xxx.xx monthly. This plan was confirmed xx on This case was terminated on xx/xx/xxxxHowever, unable to determine how much amount will be paid for subject claim from unsecured debts. It seems that subject creditor claim has been cram down in the amount of $xx,xxx.xx. The payment history dated as ofxx/xx/xxxxeveals that the current unpaid principal balance is in the amount of $xxx,xxx.xx and borrower is paying as per the bankruptcy payment plan.	Not Applicable	Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: x   Variance:    Variance %:    Comment: As per original Note document.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment: $x.xx   Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: -xx (Days) Variance %: Comment: Loan not modified. Maturity date has been extended as per BK payment plan. Tape Source: Initial Tape Type:	x: Curable	* Lost Note Affidavit (Lvl x) "Lost note affidavit datedxx/xx/xxxxas been found in the loan file located at xx Which shows, the original note was misplaced, lost or destroyed. The original or duplicate copy of note is also available in the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50713491	xx	736	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated onxx
The chain of assignment is incomplete. The assignment was transferred from ‘xx
There is a   Lien against the subject property recorded on   in favor of .xx
The combined taxes have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:As per the servicing comments dated x/x/xx, the property is occupied by the owner and no visible damages/repairs have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.x% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.
Review of collection comment and loan file states that foreclosure was initiated in xx. The Document xx  Sale was canceled due to xx  Currently loan is in active BK case. No further information is available about foreclosure filing.

Foreclosure Comments:Review of collection comment and loan file states that foreclosure was initiated in xx. The Document xx
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter xx xx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx. chapter plan xx was entered on xx/xx/xxxxhows that the debtor shall pay the payment in amount of $xxx.xx per month for xx months. Plan has been confirmed on xx/xx/xxxxCurrently loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  The required state disclosures are missing from the loan file.
xx Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55011169	xx	706	741	24.439%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.625%	$441.46	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows the subject mortgage was originated on xx
There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from “xx,
Active judgments and liens found pending are as follows:
There is junior mortgage against subject property which is in the amount of $xx,xxx.xx, recorded onxx/xx/xxxx originated by xx,   county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
The unexecuted loan Modification agreement was made between borrowers xx
The borrower had given promise to pay the UPB of $xx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The unexecuted loan Modification agreement was made between borrowers xx
The borrower had given promise to pay the UPB of $xx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower last name is xx Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $xxx.xx   Tape Value: $x.xx   Variance: $xxx.xx   Variance %:    Comment: As per payment history advance escrow advance balance is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment: As per payment history escrow advance balance is $x.xx   Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: As per modification, maturity date is x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  The following state disclosures are missing from the loan file.
xx Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value
x.Affiliated Business Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosures are missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12430471	xx	784	Not Applicable	47.834%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$748.58	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on “xx, and borrower “xx which was recorded on The chain of assignment has not been completed. The Updated title report shows that no assignment has been found. There are Active Judgment and Lien pending against the borrower. x) There is a Credit card Judgment against the borrower of “xx in the amount of $xx,xxx.xx which was recorded on in favor of x x. x) There is a Civil Judgment against the borrower of xx in the amount of $x,xxx.xx which was recorded on in favor of xx There is a junior mortgage against the borrower of “xx” in the amount of $xx,xxx.xx which was recorded on Combined annual taxes paid in amount $x,xxx.xx in due dated xx/xx/xxxxo prior year delinquent taxes are found.	As per payment history datedxx/xx/xxxxhe borrower is xx months delinquent and past due for thexx/xx/xxxxayment. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx and applied to due date x/x/xx. The current UPB is xx and the P&I payment is xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx/xx/xxxxhich was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
As per the collection comments, the reason for default is Curtailment of income.
Loan Modification agreement was made between borrower xx   The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date x/x/xx and ends with the maturity date of x/x/xx.There is no deferred or forgiven amount.
According to the PACER, the borrower xx  and the plan was confirmed onxx/xx/xxxxThe POC was filed on x/x/xx for the secured claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.  According to the order confirming chapter xx plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. A motion for relief was filed onxx/xx/xxxxbut is pending a response order by the court.
Available servicing comment and documents in file reveal that the loan is in foreclosure since xx.Foreclosure was referred to attorney onxx/xx/xxxxForeclosure complaint was filed onxx/xx/xxxxJudgment hearing date is xx/xx/xxxxForeclosure sale date was set forxx/xx/xxxxThe foreclosure was placed on hold because the borrower filed bankruptcy chapter xx with xx
The servicing comments show that the subject property has been occupied by the owner. The latest   is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Available servicing comment and documents in file reveal that the loan is in foreclosure since xx.Foreclosure was referred to attorney onxx/xx/xxxxForeclosure complaint was filed onxx/xx/xxxxJudgment hearing date is xx/xx/xxxxForeclosure sale date was set forxx/xx/xxxxThe foreclosure was placed on hold because the borrower filed bankruptcy chapter xx with xx
Bankruptcy Comments:According to the PACER, the borrower xx and the plan was confirmed onxx/xx/xxxxThe POC was filed on x/x/xx for the secured claim amount of xx and the arrearage amount is $xx,xxx.xx. According to the order confirming chapter xx plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. A motion for relief was filed onxx/xx/xxxxbut is pending a response order by the court.	Loan Modification agreement was made between borrower “xx . The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date x/x/xx and ends with the maturity date of x/x/xx.There is no deferred or forgiven amount.	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value: xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: x.xxx% Comment: Unpaid current principal balance per payment history is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37612398	xx	Unavailable	Not Applicable	47.576%	First	Final policy	Not Applicable	x	xx	xx	$36,755.89	2.000%	$1,503.74	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
There is an active junior mortgage in the amount of $xx,xxx.xx which was recorded on   in favor of xx,
No active liens and judgment have been found on updated title report.
x installment of County tax for the year of xx has been paid on xx/xx/xxxxn the amount of $x,xxx.xx.
x installment of County tax for the year of xx is due on xx/xx/xxxxn the amount of $x,xxx.xx.
Review of the payment history provided from x/x/xx to x/x/xx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx	Collections Comments:The subject loan is in collection. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on xx/xx/xxxxThe new modified rate is x.xx% and borrower promises to pay P&I in the amount of $x,xxx.xx that began on x/x/xx through xx/x/xx. Further, with an interest rate of x.xx % and the P&I in the amount of $x,xxx.xx beginning from x/x/xx through xx/x/xx. Further, with an interest rate of x.xx % and the P&I in the amount of $x,xxx.xx beginning from x/x/xx through xx/x/xx. Further, with an interest rate of x.xx % and the P&I in the amount of $x,xxx.xx beginning from x/x/xx with the maturity date of x/x/xx. The new principal balance is $xxx,xxx.xx. xx
As per Comment datedxx/xx/xxxxubject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/xxxxThe new modified rate is x.xx% and borrower promises to pay P&I in the amount of $x,xxx.xx that began on x/x/xx through xx/x/xx. Further, with an interest rate of x.xx % and the P&I in the amount of $x,xxx.xx beginning from x/x/xx through xx/x/xx. Further, with an interest rate of x.xx % and the P&I in the amount of $x,xxx.xx beginning from x/x/xx through xx/x/xx. Further, with an interest rate of x.xx % and the P&I in the amount of $x,xxx.xx beginning from x/x/xx with the maturity date of x/x/xx. The new principal balance is $xxx,xxx.xx. xx	Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $xxx.xx Tape Value: $x.xx |---| $xxx.xx |----| Comment: Per modification deferred amount reflects $xx,xxx.xx. Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: xx.xxx%   Comment: Per origination Note, terms reflect xxx months.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx     Tape Value: xxx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Per appraisal subject is a PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "List of Service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14550574	xx	Unavailable	Not Applicable	25.748%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$752.53	xx/xx/xxxx	Financial Hardship	Updated title report dated xx/xx/xxxxhows the subject Mortgage was originated on xx
Active Judgments and Liens;
No active judgments or liens found on the Updated Title report.
xx x Installment of County taxes have been paid on   in the amount of $x,xxx.xx and x Installment is due for   in the amount of $x,xxx.xx. No other delinquent taxes have been reported on the Updated Title report.
Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx/xx/xxxxo xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.
According to the servicing comment dated xx/xx/xxxxthe subject property is vacant and in secured condition with no visible damages or repairs. It is in average condition.
The reason for default of borrower is illness of borrower / family. The borrower made last payment as per loan modification on   The loan is modified once since origination. The loan modification was last made effective from xx/xx/xxxxThe borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended with the maturity date of xx/xx/xxxxAccording to the available servicing comments dated from xx/xx/xxxxo xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx/xx/xxxxnd foreclosure file review has been completed xx/xx/xxxxThe complaint and notice of lis pendens was filed by the attorney with case xx  According to the servicing comment dated xx/xx/xxxxthe foreclosure file was placed on hold due to bankruptcy filed by the borrower xx   had filed bankruptcy under chapter xx with  xx

Foreclosure Comments:According to the available servicing comments dated from xx/xx/xxxxo xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx/xx/xxxxnd foreclosure file review has been completed xx/xx/xxxxThe complaint and notice of lis pendens was filed by the attorney with case xx , the foreclosure file was placed on hold due to bankruptcy filed by the borrower (xx

Bankruptcy Comments:The borrower xx
According to the modified chapter xx plan dated xx/xx/xxxxthe debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months and then $x,xxx.xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of $x,xxx.xx.	Loan Modification agreement was made between borrower xx
The borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended with the maturity date of xx/xx/xxxx	Credit Report Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: As per tape data Current Occupancy is Owner and as per review it is Vacant.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per tape data Loan Original Maturity Term MOnths is xxx and as per review it is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx/x/xx Tape Value: xx/x/xx Variance: -x (Days) Variance %: Comment: As per tape data S&C Filing Date is xx/x/xx and as per review it is xx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of xx  The following state disclosures are missing from loan file.
Insurance Tying Disclosure
																									Non-Deposit Insurance Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80201975	xx	Unavailable	Not Applicable	53.148%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.125%	$1,513.03	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment has not been completed. The last assignment is from xx
No active judgments or liens have been found against the subject property/the borrower.
County annual taxes for the year of xx-xx have been paid in the total amount of $x,xxx.xx on   No prior year delinquent taxes have been found.
According to the latest payment history as of xx, the borrower is currently delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate is xx and P&I is xx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan was modified on xx. Borrower promises to pay P&I in the amount of with the interest rate of x.xxx% beginning from xx till the maturity date of xx.According to document located at xx the foreclosure was initiated in xx and the file was referred to an attorney on xx.The complaint was filed on xx with the case xx According to comment dated xx, the foreclosure is contested. The original note and original mortgage are needed to support xx the loan is currently in active litigation. The comment dated xx states that the loan is still in active litigation. Further foreclosure was put on hold due to bankruptcy filing. Borrower, , xx, on xx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Motion for relief from stay was filed on xx. Order on motion for relief from stay was filed on xx. Notice of mortgage payment change was filed on xx.
According to comment dated xx, the damage has been reported to the subject property on xx. Estimated amount of damage has not been provided in the collection comment. There were exterior debris, weathered siding, and slight discoloration. The same comment states that no claim will be filed at this time due to the property being occupied. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the completion of repair and we also don’t have any latest   to verify the property condition.

Foreclosure Comments:According to notice of default and election to sell located “xx  According to document located at xx  the foreclosure judgment was entered on xx and writ execution of foreclosure was issued on xx. The loan was modified on
According to document located at “xx , the foreclosure was initiated in xx and the file was referred to an attorney on xx.The complaint was filed on xx with the case xx . The service was completed on xx. According to comment dated xx, the foreclosure is contested. The original note and original mortgage are needed to support   According to comment dated xx, the loan is currently in active litigation. The comment dated xx states that the loan is still in active litigation. Further foreclosure was put on hold due to bankruptcy filing. Borrower, xx
Bankruptcy Comments:Borrower, "xx and the plan was confirmed on xx. POC had filed by the creditor, xx, for the secured claim amount of xx and the amount of arrearage is $xx,xxx.xx. According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx According to chapter xx plan dated xx, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months and $xxx thereafter. The estimated arrearage to be paid through the plan is in the amount of $xx,xxx.xx. The same plan was confirmed on xx. Motion for relief from stay was filed on xx. Order on motion for relief from stay was filed on xx. Notice of mortgage payment change was filed on xx.	This modification agreement was made between the borrower, "xx modified principal balance is in the amount of $xxx,xxx.xx. Borrower promises to pay P&I in the amount of with the interest rate of x.xxx% beginning from xx till the maturity date of xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: . Borrower, "xx " had filed the bankruptcy under chapter xx with the case #xx-xxx on xx. Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to comment dated xx, the foreclosure is contested. The original note and original mortgage are needed to support MSJ.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: According to note, the original maturity term months are xxx. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xx,xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xx,xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file.
xx Forced Placed Insurance Notice
Notice where Escrow Account is NOT Required
Escrow Notice for Loans Sold to out-of- State Purchases within one year
xx  Notice
Insurance Premium Notice
Insurance Sales Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx. However, according to final Hud-x, the settlement date is xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35282620	xx	Unavailable	Not Applicable	49.889%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx
The chain of assignment is not complete. Last assignment was made on   from xx
There are two junior mortgages against the property which are as follows:
x junior mortgage against the property in the favor of xx
x junior mortgage against the property in the favor of the xx
There is a credit card judgment against the borrower xx
No prior delinquent taxes have been found.
Payment history as of xx shows that the borrower is delinquent for xx months and the next due for payment is xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied to the due date of xx. The P&I is $xxx.xx with an interest rate of xx %. As per payment history, the UPB is in the amount of xx	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for xx months and the next due for payment is xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied to the due date of xx. The P&I is $xxx.xx with an interest rate of x.xxx %. As per payment history, the UPB is in the amount of $xxx,xxx.xx.
The foreclosure sale was scheduled on xx
As per servicing comment the FC has been initiated on the loan in xx. As per foreclosure invoice located at xx  the S&C has been filed on xx. Servicing comment dated xx states that “there will be a sale date set for xx.” Unable to determine the further proceedings of foreclosure sale as we have collections till xx. As per the updated title report dated xx, the current owner of the subject property is xx . The bankruptcy was discharged on xx and the case was terminated on xx.

Foreclosure Comments:The foreclosure sale was scheduled on xx
As per servicing comment the FC has been initiated on the loan in xx. As per foreclosure invoice located at xx  the   has been filed on xx. Servicing comment dated xx states that “there will be a sale date set for xx.” Unable to determine the further proceedings of foreclosure sale as we have collections till xx. As per the updated title report dated xx, the current owner of the subject property is xx

Bankruptcy Comments:As per , xx The bankruptcy was discharged on xx and the case was terminated on xx.	Not Applicable	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  However, the following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87174974	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$444.84	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
There is an active civil judgment against the borrower in the amount of $x,xxx.xx which was recorded on   in favor of xx
There is an active xx against the borrower in the amount of $x,xxx.xx which was recorded on   in favor of xx
Annual Combined tax of xx has been paid on xx/xx/xxxxn the amount of $xxx.xx.
Review of the payment history provided from x/x/xx toxx/xx/xxxxeveals that borrower has been the delinquent for +xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx	Collections Comments:The subject loan is in bankruptcy. Review of the collection comments state that the borrower has been the delinquent for +xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on xx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/x/xx. xx
Review of the collection comments state that the foreclosure was initiated and referred to attorney on x/x/xx and complaint was sent for filing on xx/x/xx. As per comment datedxx/xx/xxxxinal judgment was entered. As per comment datedxx/xx/xxxxale date was scheduled for x/x/xx. Foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx xx
Borrower has filed bankruptcy under chapter xx xx which shows that the amount of secured claim is xx  and the amount of arrearage is $xx,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxxhows amount of secured claim without deducting the value of collateral is xx  and value of collateral is $xxx,xxx.xx therefore the unsecured portion is $xx,xxx.xx. Chapter xx Plan was field onxx/xx/xxxxhich states that the debtor shall pay $x,xxx.xx per Month for xx months and Trustee will disburse the subject mortgage payment through plan including pre-petition arrears which is in the total estimated amount of $xx,xxx.xx. Currently debtor is in active bankruptcy.
As per comment dated xx/xx/xxxxsubject property is occupied by the owner and in average condition.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated and referred to attorney on x/x/xx and complaint was sent for filing on xx/x/xx. As per comment datedxx/xx/xxxxinal judgment was entered. As per comment datedxx/xx/xxxxale date was scheduled for x/x/xx. Foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter xx xx
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx POC was filed on x/x/xx which shows that the amount of secured claim is $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxxhows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is $xx,xxx.xx. Chapter xx Plan was field onxx/xx/xxxxhich states that the debtor shall pay $x,xxx.xx per Month for xx months and Trustee will disburse the subject mortgage payment through plan including pre-petition arrears which is in the total estimated amount of $xx,xxx.xx. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/x/xx. Reason for Modification is Financial Hardship.	Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan modified   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/x/xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) "This is a conventional loan. As LTV exceeds xx% Certificate is required which is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per final HUD-x settlement date is x/x/xx which is after note date x/x/xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70949214	xx	Unavailable	Not Applicable	39.273%	First	Final policy	Not Applicable	x	xx	xx	$31,100.00	4.000%	$1,544.41	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment is not complete. Currently the assignment is with xx
There are x mechanics and x child support liens against the borrower.
The both mechanics liens are in the favor ofxx
The first was recorded on   for the amount of $xx,xxx.xx and the second was recorded on   for the amount of $xx,xxx.xx.
The child support lien was recorded on   in the favor of xx
County taxes of xx-xx are paid in the amount of $xx.xx. No prior delinquency has been found.
The notice of lis pendens was recorded on   in the favor of xx  against the borrower xx
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date for the payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of $xx.xx(PITI) which was applied to xx/xx/xxxxThe monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date for the payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount of $xx.xx(PITI) which was applied to xx/xx/xxxxThe monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The borrower xx  had filed chapter xx bankruptcy on xx and plan has been confirmed on xx/xx/xxxxThe chapter xx plan was filed on xx/xx/xxxxhe debtor supposes to pay the trustee the amount of $xxx.xx from the estimated total payments by trustee the amount of $xx,xxx.xx. The POC was filed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.
The reason for default is marital problem.
The loan has been modified since the origination. The step loan modification agreement was between the lender xx
The process of foreclosure has been initiated. The notice of lis pendens was filed on   against the borrower xx
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Foreclosure has been referred to attorney on xx/xx/xxxxnd complaint has been filed on xx/xx/xxxx is on hold as borrower filed bankruptcy on xx/xx/xxxxBankruptcy Comments:The borrower xx and plan has been confirmed on xx/xx/xxxxThe chapter xx plan was filed on xx/xx/xxxxhe debtor supposes to pay the trustee the amount of $xxx.xx from the estimated total payments by trustee the amount of $xx,xxx.xx. The POC was filed on xx/xx/xxxxhe amount of POC is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.	The loan has been modified since the origination. The step loan modification agreement was between the lender xx x, the new principal balance as per mod is $xxx,xxx.xx.The amount of $xxx,xxx.xx is interest bearing amount and the deferred principal balance is $xx,xxx.xx.The modified rate is x.xx% with P&I $xx.xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $-xxx.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The maturity term is xxx at origination.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: The mod first payment date is xx/xxx/xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -xx.xxx%   Comment: The mod stated term is xxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -x.xxx%   Comment: As per the MOD document the UPB has been $ xxxx.xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Final TIL Date after actual transaction date (Lvl x)     "The note date is xx/xx/xxxxnd the TIL is dated as xx/xx/xxxxthe subject property is in xx  State, hence it is considered as per the date provided in the document."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer document is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing in the loan file."
																									* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "The note date is xx/xx/xxxxthe ROR transaction date is xx/xx/xxxxthe subject property is in xx State. Hence, it is considered as per the document."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73792103	xx	Unavailable	Not Applicable	21.985%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$218,665.51	4.000%	$2,132.40	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx
Chain of assignment has not been Completed. Currently, the mortgage is with xx,   which was recorded on   It should be with  xx
There is a junior mortgage in the favor of xx
There are x state tax liens against the borrower in the favor of xx
There are x judgments first in the favor of xx which was recorded on   in the favor of xx  which was recorded on   in the favor of xx  which was recorded on xx in the favor of xx which was recorded on   in the favor of xx
which was recorded on   in the favor of xx
x and x installment taxes for the year of xx have been paid in the amount of $xx.xx.
x and xth installment taxes for the year of xx have been paid in the amount of $xx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied on xx. The UPB is xx The current P&I is xx and the PITI is xx	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount of $x,xxx.xx which was applied on xx. As per the review of the PACER report, the borrower xx , the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The lis pendency is located atxx , which was filed on xx with the xx

The RFD is unable to be determined. The property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:As per the document located at” xx  the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The lis pendency is located at” xx  and the FC was placed on hold.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx with the secure amount as $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. As per the voluntary petition filed on xx, the scheduled D reflects the amount of claim without deducting the value of the collateral is xx and the value of the collateral that supports the claim is xx Hence, the unsecured portion is $xxx,xxx.xx. The was filed on xx.	This loan modification agreement was signed between the borrower xx
The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $x,xxx.xx with the interest rate of x.xxx %, beginning from xx. The maturity is xx. There is a deferred balance of amount $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx.
Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per the note, the loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxx%   Comment: As per the appraisal report, the number of units are x.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxxx.xx   Variance %: xx.xxx%   Comment: This loan modification agreement was signed between the borrower Andres L. Gonzalez & Deborah Gonzalez and the lender xx, NA on xx.The UPB is $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: The lis pendency is located at” xx , which was filed on xx with the case#F-xxxx-xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xxxx.xx Variance %: -xx.xxx% Comment: As per the review of the payment history, the UPB is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL; Loan Data:  $xxx,xxx.xx; Comparison Data: $xxx,xxx.xx; Variance: -$x,xxx.xx.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data:  $xxx,xxx.xx; Comparison Data : $xxx,xxx.xx; Variance: -$x,xxx.xx.

This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

xx  Application Disclosure
x.Delivery Fee Authorization
xx Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
																									xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9430959	xx	Unavailable	Not Applicable	56.511%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$1,378.01	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx/xx/xxxxthe subject mortgage was originated onxx
xx.
As per Updated title report, the chain of assignment has not been completed, the last assignment was made on   from xx

There are two   liens against subject property in favor of xx
There is a junior judgment against the borrower xx
the second installment utility taxes for the year of xx are delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx they are good through
The Combined first, second, third and fourth installment taxes for the year xx-xx have been paid in the total amount of $xxx.xx.

The Payment History dated as of xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxxin the amount of $xx.xx.xx and it was applied for the due date xx/xx/xxxxThe current P&I is xx and rate of interest is xx The current unpaid principal balance is xx	Collections Comments:Per comments no visual damages.

No cram down requested per notes,

Bankruptcy filed x/x/xx. Pending POC filing, plan confirmation.
Foreclosure Comments:No longer active,
Bankruptcy Comments:No Poc
No cram down per comment notes.

xx	last mod xx/xx/xxxxQC Comments: Loan modified x/x/xx w/ xx - principal balance: $xxxx.xx - first due: x/x/xx - maturity date: x/x/xx - step rate mod: x) x.xxx% beginning on x/x/xx for xx months; P&I: $xx.xx; x) x.xxx% beginning on x/x/xx for xx months; P&I: $xx.xx; x) x.xxx% beginning on x/x/xx for xxx months; P&I: $xx.xx

Modifcation dated x/x/xx w/ xx NA - principal balance: $xxxx.xx - interest rate: x.xxx% - P&I: $xx.xx - first due: x/x/xx - maturity date: x/x/xx	Credit Report Missing Required State Disclosures	Field: Bankruptcy Filing Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Most current date. Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FYI   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Not Applicable   Tape Value:xx/xx/xxxx Variance:    Variance %:    Comment: FYI   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Mod changed terms.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value:xx/xx/xxxx Variance:    Variance %:    Comment: FYI   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value:xx/xx/xxxx Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xx.xx Variance %: x.xxx% Comment: taken from History Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees Test: FAIL Loan Data $x.xx Comparison Data $x.xx Variance +$x.xx
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL Loan Data $x.xx Comparison Data $x.xx Variance +$x.xx
This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "list of service disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following required state disclosures are missing from the loan file.

xx Application Disclosure
x.Delivery Fee Authorization
xx  Attorney Disclosure
x.The unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
																									xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13302674	xx	Unavailable	Not Applicable	44.117%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$980.48	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originatedxx
There is an active junior   in the amount of $xx,xxx.xx which was recorded on  xx
No active liens and judgment have been found on updated title report.
x installment of County tax for the year of xx has been paid on   in the amount of $x,xxx.xx.
x installment of County tax for the year of xx is due on xx/xx/xxxxn the amount of $x,xxx.xx.
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been the delinquent for +xx months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments state that the borrower has been the delinquent for +xx months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xx. xx
Borrower had filed bankruptcy under chapter-x with the xx state that the debtor intent to reaffirm the subject claim. The case summery shows that debtor was discharged the bankruptcy on   The BK was terminated onxx/xx/xxxx
Review of the collection comments state that the foreclosure was initiated and referred to attorney onxx/xx/xxxxnd complaint was filed onxx/xx/xxxxAs per comment x/x/xx sale was scheduled forxx/xx/xxxxForeclosure was placed on hold due to loss mitigation and sale was canceled and filed was closed. No more information is available in the collection comments regarding foreclosure.
As per latest comment datedxx/xx/xxxxubject property is occupied by the owner and in average condition.

Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated and referred to attorney onxx/xx/xxxxnd complaint was filed onxx/xx/xxxxAs per comment x/x/xx sale was scheduled forxx/xx/xxxxForeclosure was placed on hold due to loss mitigation and sale was canceled and filed was closed. No more information is available in the collection comments regarding foreclosure.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with the xx state that the debtor intent to reaffirm the subject claim. The case summery shows that debtor was discharged the bankruptcy on x/x/xx. The BK was terminated onxx/xx/xxxx	Loan modification agreement was made between the borrower and Lender on x/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on x/x/xx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is x/x/xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: xx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: Modification first payment date x/x/xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxx%   Comment: Modification stated term is xxx however tape data shows it is xxx   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxx%   Comment: Principal balance stated in mod is $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: Stated maturity date is x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the xx  file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76899615	xx	Unavailable	Not Applicable	44.386%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$58,411.81	4.625%	$689.42	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx
No active judgment or liens are found pending.
According to updated title report, x installment of county taxes for the year of xx have been paid in the amount of $xxx.xx and x installment county taxes is due on in the amount of $xxx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied to x/x/xx. The next due date is x/x/xx. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx and plan was not confirmed. According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months. POC was filed on xx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/xxxxnd foreclosure sale has been schedule forxx/xx/xxxxDue to filing of bankruptcy by borrower onxx/xx/xxxxoreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied to x/x/xx. The next due date is x/x/xx.  As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
Reason for default is excessive obligations.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/xxxxnd foreclosure sale has been schedule forxx/xx/xxxxDue to filing of bankruptcy by borrower onxx/xx/xxxxoreclosure process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx,xx According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months. POC was filed on xx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
This loan modification was done on x/x/xx between the xx The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and lender defer in the amount of $xx,xxx.xx which was paid on maturity date. As per modification agreement interest bearing amount is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is x/x/xx and new maturity date is x/x/xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Bankruptcy evidence of reaffirmation indicator is not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan Original Maturity Term Months are xxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: Principal balance stated in mod is $xxxx.xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

xx Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7238092	xx	Unavailable	Not Applicable	42.368%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$645.07	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on which was recorded on with MERS as nominee for xx,
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed on x/x/xx. The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx/x/xx. Foreclosure was put on hold due to subject borrower had filed bankruptcy onxx/xx/xxxx
Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated xx/x/xx. Foreclosure was put on hold due to subject borrower had filed bankruptcy onxx/xx/xxxxBankruptcy Comments:According to the PACER report, the debtorxx had filed the bankruptcy under the chapter xxth xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed on x/x/xx. The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower xx on effective date ofxx/xx/xxxxThe borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment: As per payment history last payment received date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The loan original maturity terms months are xxx.   Tape Source: Initial   Tape Type:
																					Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -x.xxx% Comment: As per payment history unpaid current principal balance is $xxxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan documents." * Missing Required Disclosures (Lvl x) "The list of service provider is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11312120	xx	Unavailable	Not Applicable	36.772%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is with xx,   which was recorded on   However, it should be with
No active judgments or liens have been found.
Annual installment of utility jurisdiction tax of xx is due in the amount of $xxx.xx on
Annual installment of utility jurisdiction tax of xx has been delinquent in the amount of $x,xxx.xx which was due on and good through till x/xx/xx.	According to the review of payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxxhich was applied for the due date of xx/x/xx and the next due date for payment is xx/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxxhich was applied for the due date of xx/x/xx and the next due date for payment is xx/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
As per the comment datedxx/xx/xxxxthe reason for default is an excessive obligation.
The loan has never been modified since origination.
The borrower xx had filed bankruptcy under chapter xx with thexx The date of the last filing isxx/xx/xxxx
The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxnd the complaint was filed onxx/xx/xxxxThe judgment was entered on x/x/xx.  As per the comment dated xx/xx/xxxxthe foreclosure was put on hold due to loss mitigation. The hold ended on x/x/xx. As per the comment datedxx/xx/xxxxthe sale has been scheduled onxx/xx/xxxxAs per the comment dated xx/xx/xxxxthe sale date moved toxx/xx/xxxxHowever, the foreclosure was put hold as the borrower had filed bankruptcy onxx/xx/xxxxnd the plan was confirmed on x/x/xx.
The servicing comment datedxx/xx/xxxxhows that the subject property has been occupied by the owner. The latest   is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxnd the complaint was filed onxx/xx/xxxxThe judgment was entered on x/x/xx.  As per the comment dated xx/xx/xxxxthe foreclosure was put on hold due to loss mitigation. The hold ended on x/x/xx. As per the comment datedxx/xx/xxxxthe sale has been scheduled onxx/xx/xxxxAs per the comment dated xx/xx/xxxxthe sale date moved toxx/xx/xxxxHowever, the foreclosure was put hold as the borrower had filed bankruptcy onxx/xx/xxxxnd the plan was confirmed on x/x/xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the xx and the plan was confirmed on x/x/xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. The POC was filed onxx/xx/xxxxith the secured claim amount of $xxx,xxx.xx and arrearage is in the amount of $xx,xxx.xx. Schedule D in a voluntary petition dated xx/xx/xxxxtates that the amount of claim without deducting the value of the collateral was xx and value of the collateral that supports for this claim was xx However, the unsecured portion remained $xx,xxx.xx. The date of the last filing isxx/xx/xxxx	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xxx  Tape Value: xxx    Variance:    Variance %:    Comment:  xx    Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property county is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19078578	xx	612	Not Applicable	47.131%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$409.07	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx,   which was recorded on   It should be with  xx
There is a xx  in the amount of $xx,xxx.xx in the favor of the xx
Annual taxes for the year of xx have been paid in the amount of $xxx.xx. xx  taxes for the year of xx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx. The last payment was received on xx in the amount of $xxx.xx which was applied for xx. The UPB is xx The current P&I is xx and PITI is xx	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount of $xxx.xx which was applied for xx. The foreclosure was initiated and the file was referred to an attorney on xx and the first legal action was filed on xx.
As per the Bidding instruction located at xx . The borrower Tiwanna C Jones had filed bankruptcy under chapter-xx with the xx
The reason for default is unable to be determined from available comments. The property is owner-occupied. No repairs and damages have been found. As per the comment dated xx, the property had damages. The roof and floor needed repairs. The estimated cost of repairs has not been mentioned. The insurance was filed. No further comments have been found stating the damages have been repaired.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the first legal action was filed on xx.
As per the xx . The borrower xx

Bankruptcy Comments:As per the review of the PACER report, the borrower xx, on xxx, in the secured claim amount xx and an arrearage in the amount of $xx.xx. As per the voluntary petition schooled D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $xx,xxx.xx.	This step modification agreement was signed between the borrower xx
The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx %, beginning from xx. The maturity is xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Re-affirmation is not applicable in the chapter xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: xx Variance %: xx.xxx% Comment: As per the note, the Original note term is xxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,
xx  of Borrowers Rights and Closing Attorney Affidavit
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53513057	xx	Unavailable	Not Applicable	43.759%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$51,128.00	4.000%	$916.56	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx/xx/xxxxhows the subject mortgage was originated on xx
There are active judgment or liens found is as follows,
x: There is civil judgment in the amount of   recorded on   in the favor ofxx
x: There is Civil judgment in the amount of   recorded on   in the favor of xx
x: There is civil judgment in the amount of   recorded on   in the favor of xx
County taxes for xx has been paid off on   in the amount of x,xxx.xx.
The Payment History dated as of xx/xx/xxxxreveals that the borrower has been the delinquent from xx/xx/xxxxto till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $xx.xx and it was applied the due date xx/xx/xxxx. The current P&I is $ xx , and rate of interest is xx The current unpaid principal balance is in the amount of $ xx	Collections Comments:The Collection comments dated on xx/xx/xxxxreveals that the borrower has been the delinquent from xx/xx/xxxxto till date. The delinquency has been done for xx months. The last payment was received on xx/xx/xxxx in the amount of $xx.xx and it was applied the due date xx/xx/xxxx. The current P&I is $ xxx.xx , and rate of interest is x.xx%. The current unpaid principal balance is in the amount of $ xxxx.xx.
As per doc "xx  and complaint filed on xx/xx/xxxxForeclosure judgment enter on xx/xx/xxxxnd foreclosure sale has not been scheduled yet due to the borrower filed bankruptcy on

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:As per doc "xx  foreclosure was referred to attorney on xx/xx/xxxxnd complaint filed on xx/xx/xxxxForeclosure judgment enter on xx/xx/xxxxnd foreclosure sale has not been scheduled yet due to the borrower filed bankruptcy on xx/xx/xxxxBankruptcy Comments:xx  and plan was confirmed yet. No document or servicing comments have been found that indicates property had a cram down. According to chapter xx plan the debtor shall pay to the trustee $x,xxx.xx per month for  xx months. POC was  filed  on xx/xx/xxxxn the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $xxx,xxx.xx out of total claim in the amount of xx  (Amount of claim Do not deduct the value of collateral).
This loan modification was done on xx/xx/xxxxetween the xx unpaid Principal balance is $xxx,xxx.xx and lender defer in the amount of $xx,xxx.xx which was paid on maturity date. As per modification agreement interest bearing amount is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is xx/xx/xxxxnd new maturity date is xx/xx/xxxx
Borrower has been paid the defer amount on the maturity date.
Credit Report Mortgage Insurance Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No Discrepancies. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/x/xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: Correct taken from Note.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Coorect   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -x.xxx%   Comment: Correct taken from Note.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: Tqken from Mod.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx     Variance:    Variance %:    Comment: Same.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: x (Days) Variance %: Comment: na Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* xx FHA or xx missing and required (Lvl x) xx certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "The origination Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Settlement date is different from note date (Lvl x) "First payment date is xx/x/xx, which is more than x months after settlement date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70902387	xx	Unavailable	Not Applicable	48.791%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There is one   lien against the subject property in the favor of The xx  which was recorded on   However, the foreclosure of the   lien has been initiated. The xx attached with the updated title report xx ) was filed by The xx
There are three junior civil judgments against the borrower in the favor ofxx
There is one junior   against the borrower in the favor of xx
County annual taxes for the year of xx have been paid in the amount of $xx.xx.
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxxthe borrower is delinquent from xx months and next due date is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of xx	Collections Comments:As per the servicing comment as ofxx/xx/xxxxthe loan is active in the bankruptcy and next due date is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The reason for default is excessive of obligation.
The borrower xx . The latest comment dated x/x/xx stated that the cram down review has been completed. As per the payment history as ofxx/xx/xxxxthe new UPB is $xxx,xxx.xx. The borrower has promised to pay with interest rate of x.xx% for xxx months. The cram down amount is $xx,xxx.xx.
The subject property is occupied by the unknown party. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and referred to attorney onxx/xx/xxxxThe notice of lis pendens was filed on x/x/xx.However, the foreclosure was put on hold on as the borrower had filed the bankruptcy under chapter xx with cxx
Bankruptcy Comments:Claim of the subject creditor had been Cram Down to xx  The borrower xx . The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  Therefore, the unsecured portion is $xx.x. The POC was filed by xx,   on xx ) for the secured claim amount is $xxx,xxx.xx and arrearage amount is $xx,xxx.xx. The principal amount is $xxx,xxx.xx.
The order confirming plan was filed on xx  shows the subject creditors will pay value of collateral $xxx,xxx.xx. The borrower has promised to pay with interest rate of x.xx% for xxx months. The cram down amount is $xx,xxx.xx. The comment datedxx/xx/xxxxhows the attorneys want to confirm cram down was completed correctly.  The latest comment dated x/x/xx stated that the cram down review has been completed. As per the payment history as ofxx/xx/xxxxthe new UPB is $xxx,xxx.xx. No, any further details have been found in the servicing comments and bankruptcy document.
Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -xx.xxx%   Comment: As per note, loan original maturity terms are xxx months   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: -xx (Days) Variance %: Comment: The borrower had filed the bankruptcy under chapter xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" due to TILA finance charge test fail.
TILA Finance Charge Test: The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
x.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x.Anti-Tying Disclosure
x.Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14928908	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$806.36	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on which was recorded on xx . The chain of assignment is complete. Active judgments and liens found pending are as follows: There is open senior mortgage in the amount of $xx,xxx.xx, recorded on xx Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx. No delinquent taxes have been found for the prior years.	Review of the payment history available fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of xx/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor xx According to chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The plan has not been confirmed as well as the POC has not been filed yet. The deadline for the POC filing isxx/xx/xxxx Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated x/x/xx. Foreclosure complaint was filed on xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx . The debtor was dismissed onxx/xx/xxxx
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to dated x/x/xx. Foreclosure complaint was filed on xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx . The plan was confirmed on The debtor was dismissed onxx/xx/xxxxBankruptcy Comments:According to the PACER report, the debtor xx . According to chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The plan has not been confirmed as well as the POC has not been filed yet. The deadline for the POC filing isxx/xx/xxxx	Loan Modification agreement was made between borrower xx . The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.	Affiliated Business Disclosure Credit Report Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Bankruptcy Evidence of Reaffirmation Indicator shows not applicable. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: x/x/xx   Tape Value: xx/xx/xxxx Variance: xxx (Days)   Variance %:    Comment: Bankruptcy Filing date is x/x/xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/x/xx   Tape Value: xx/x/xx   Variance: -xx (Days)   Variance %:    Comment: First payment date is x/x/xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file:  x. Anti-xx  Notice. x.Title Insurance Disclosure. x.Radon Gas Disclosure. x.Insurance Sales Disclosure."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94860813	xx	Unavailable	Not Applicable	11.453%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$9,934.35	4.000%	$899.74	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx . The chain of assignment is missing from the updated title report. The latest assignment of mortgage is with No active judgments or liens have been found pending. Annual taxes are in the amount of No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx/xx/xxxxo xx/xx/xxxxreveals that the loan is in delinquency for xx months. The next due date for the payment is xx/xx/xxxxThe last payment of xx/xx/xxxxas received on xx/xx/xxxxn the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx. According to the servicing comment dated xx/xx/xxxxthe subject property is owner occupied with some roof damages and repairs. It is in average condition. The reason for default of borrower is excessive obligations. The borrower made last payment as per loan modification on xx/xx/xxxxThe loan has been modified thrice since origination. According to the available servicing comments dated from xx/xx/xxxxo xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx/xx/xxxxThe foreclosure complaint was filed. The foreclosure service was completed on xx/xx/xxxxAccording to the servicing comment dated xx/xx/xxxxthe foreclosure sale date was scheduled on xx/xx/xxxxThe foreclosure file was placed on hold due to bankruptcy filed by the borrower on xx/xx/xxxxThe borrower xx
Foreclosure Comments:According to the available servicing comments dated from xx/xx/xxxxo xx/xx/xxxxthe foreclosure was initiated on the subject property in xx. The foreclosure file was referred to an attorney on xx/xx/xxxxThe foreclosure complaint was filed. The foreclosure service was completed on xx/xx/xxxxAccording to the servicing comment dated xx/xx/xxxxthe foreclosure sale date was scheduled on xx/xx/xxxxThe foreclosure file was placed on hold due to bankruptcy filed by the borrower on xx/xx/xxxxBankruptcy Comments:The borrower xx and the plan was confirmed on xx/xx/xxxx According to the chapter xx plan dated xx/xx/xxxxthe debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. The estimated amount of arrearage to be paid for the collateral is in the amount of xx	Loan Modification agreement was made between borrower xx. The borrower promised to pay the unpaid principal balance of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxxnd to be ended with the maturity date of xx/xx/xxxxThe borrower had also promised to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxxThe unpaid principal balance that has been amortized is $xxx,xxx.xx as an interest bearing amount.	Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Bankruptcy evidence of reaffirmation indicator is Not applicable; however tape data shows No. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Second Home   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original Maturity term in months is xxx; however tape data shows xxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xx.xx   Variance %: x.xxx%   Comment: Principal balance stated in mod is $xxx,xxx.xx; however tape data shows $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx     Drive   Tape Value: xxx       DR   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx/xx/xxxx Tape Value: xx/xx/xxxx Variance: xxx (Days)   Variance %:    Comment: Referral date is Unavailable; however tape data shows xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD; however tape data shows Single family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "The subject property is located in state of xx The following state disclosures are missing from the loan file. x. xx of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom). x. Disclosure of Additional Fees."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49984186	xx	Unavailable	Not Applicable	30.988%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxxhows subject mortgage was originated onxx assignment is complete as current assignee is xx . There are multiple civil judgments against current owner, xx in the total amount of $xx,xxx.xx. As per the recording dates, these judgments are junior to the subject mortgage. Property taxes are current.	The loan is xx months past due and is next due for xx/x/xx. The last payment was received on xx/xx/xxxxn the amount of $xxx.xx and it was applied for the due date xx/xx/xxxxThe current P&I is $xxx.xx and rate of interest is x.x%. The current unpaid principal balance is in the amount of xx
Collections Comments:The loan is active in bankruptcy and has been delinquent since The is due to death of the borrower. The foreclosure sale scheduled for has been put on hold due to bankruptcy. No evidence of any damage to the property or repair has been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the complaint was filed on xx/xx/xxxx The comment dated xx/xx/xxxxhows, the foreclosure sale was scheduled for   The file was later put on hold due to bankruptcy filed by "xx
Bankruptcy Comments:The bankruptcy was filed by the debtor ,xx .  No plan has been confirmed yet. The schedule D filed by the debtor on lists the value of collateral in the amount of xx   The amended plan was filed on x/x/xx . The plan proposes to pay post-petition mortgage payment in the amount of $xxx.xx monthly and arrears will be cured is in the amount of $xx,xxx.xx.
Not Applicable	Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) Risk indicator is Moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "Finance charge disclosed on Final TIL as $xxx,xxx.xx. Calculated Finance Charge is $xxx,xxx.xx for an under disclosed amount of $xx.xx.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization in the file does not clearly identify which fees were calculated as prepaid finace charges and the compliance report in the file excludes all fees except those paid in section A from the finance charges."
																									* Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81828061	xx	Unavailable	Not Applicable	38.815%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$618.70	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage is active on the title at first lien position.
 There are two liens as follows:  There is a second mortgage recorded on     in the favor of xx
There is a  civil judgment in the amount of $xxx.xx recorded on   in the favor of xx
Property taxes are current.
The loan is xx months past due and the next due date is x/x/xx. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxxThe current UPB is in the amount of xx The current P&I is xx and interest rate is xx
Collections Comments:Loan Status: The loan is active in bankruptcy and is past due for xx months. The next due date is x/x/xx.
As per comment datedxx/xx/xxxxthe RFD is curtailment of income due to reduction of work hours and some medical issue.
According to servicing comments, the foreclosure was initiated by filing the complaint onxx/xx/xxxx The sale was scheduled forxx/xx/xxxxHowever, the foreclosure proceedings have been put on hold as the borrower filed bankruptcy on   Currently, the foreclosure is on hold.
No evidence of any damage to the property has been found in the recent  xx months of servicing comments.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated by filing the complaint onxx/xx/xxxx The sale was scheduled forxx/xx/xxxxHowever, the foreclosure proceedings have been put on hold as the borrower filed bankruptcy onxx/xx/xxxxCurrently, the foreclosure is on hold.
Bankruptcy Comments:The borrower filed chapter xx bankruptcy onxx/xx/xxxx The payment plan was confirmedxx/xx/xxxxAs per the chapter xx plan, the ongoing mortgage payment will be made by the debtor as per the original contract. No evidence of cram down has been found. The proof of claim was filed by the lender onxx/xx/xxxxor the secured claim of xx and arrearage in the amount of $xx,xxx.xx. The arrearage will be paid through chapter xx plan.	The loan was modified onxx/xx/xxxxith lender xx, with new principal balance in the amount of $xxx,xxx.xx. The fixed interest at the rate of x.xxx% would be charged on the new UPB from x/x/xx and monthly payment will be $xxx.xx. The maturity date was extended to x/x/xx.	Credit Application Credit Report HUD-x Closing Statement	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Original term was xxx months. The last modification extended the term for xxx months Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is not legible copy."	* Application Missing (Lvl x) "Final xx is missing from the loan files; however the income and expenses are updated from initial xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is "Moderate" due to Prohibited fees test fail.
Prohibited Fees Test:  The loan data is $xxx.xx, Comparison data is $x.xx and the Variance is +$xxx.x."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Home Loan (NJ AB xx, § x.) , (NJ SB xxx, § x.) , (NJAC x:xx-x.x "home loan", as proposed) , (NJAC x:xx-x.x "home loan", final)
The loan is a home loan, as defined in the legislation, due to the following findings:
The mortgage is secured by a dwelling which is or will be occupied by a borrower as the borrower's principal dwelling;
and
The mortgage is not a construction loan, defined by regulations effective August xx, xx as a loan to a natural person having a term of two years or less, that is used to finance the construction of buildings or other structures and that does not automatically convert to permanent financing."
																									* Missing credit report (Lvl x) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75118487	xx	Unavailable	Not Applicable	39.882%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$694.91	xx/xx/xxxx	Financial Hardship	According to the review of the updated title report dated xx/xx/xxxxthe subject mortgage was originated on in the xx
The chain of assignment has not been completed. Currently, the assignment with is xx,   which was recorded on   However, the assignment is missing to
There is a senior mortgage in the favor of xx
No active judgments and liens have been found.
The second installment county taxes of xx are due in the amount of $x,xxx.xx.
The first installment county taxes of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of x/x/xx. The UPB reflected is in the amount of xx till the due date of x/x/xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/x/xx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxxThe complaint was filed on xx/xx/xxxxNo further details have been found regarding the foreclosure. The loan modification agreement was made on xx/x/xx between the borrower xx and the lender xx, However, the foreclosure was placed on hold. The loan has been modified once since origination. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of x/x/xx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/x/xx. The comment dated xx/xx/xxxxtates that the reason for default was the death of a family member. No damage and repairs have been found. No information pertaining to bankruptcy has been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxxThe complaint was filed on xx/xx/xxxxNo further details have been found regarding the foreclosure. The loan modification agreement was made on xx/x/xx between the borrower   and the lender xx,   However, the foreclosure was placed on hold.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/x/xx between the borrower xx The new principal balance amount is $xxx,xxx.xx to be paid at the interest rate of x.xx% and P&I of $xxx.xx. The first payment started from xx/xx/xxxxith the maturity date of xx/xx/xxxxThere is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xxFargo |---| |----| Comment: The current servicer name is not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx Variance: x (Days)   Variance %:    Comment: The complaint was filed on xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: The stated maturity date is x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of xx  The following state disclosures are missing from the loan file.
x) xx  Collateral Protection Insurance Notice.
																									x) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49775002	xx	664	Not Applicable	75.161%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$671.56	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was recorded on xx
The chain of assignment has not been completed as currently the assignment is with xx,   however, it should be with xx
Active Judgments and Liens;
x) One civil judgment found pending against the borrower xx
x) One more civil judgment found against the borrower xx
Property Tax Status;
x) x installment county taxes for the year of xx are due for the amount of $xxx.xx.
x) x installment county taxes for the year of xx have been paid in the amount of $xxx.xx on
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxxx/xx/xx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of xx The current interest rate is xx with P&I in the amount of xx	Collections Comments:Collection comments available from xx/xx/xxxxill xx/xx/xxxxhows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the total amount of $x,xxx.xx for the due date of xx/xx/xxxxThe unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date   and ends with the maturity date of xx/xx/xxxxCollection comment dated   shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxxAvailable notice of lis pendens with xx  shows that the foreclosure complaint was filed on xx/xx/xxxxCollection comment dated xx/xx/xxxxhows that the sale date was scheduled for xx/xx/xxxxhowever, the foreclosure process was put on hold due to bankruptcy by the borrower.
The borrower xx . The plan was not confirmed. The plan was later dismissed on xx/xx/xxxxnd was fully terminated on xx/xx/xxxxCollection comment shows that the subject property is owner occupant with no visible damages or repairs.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Collection comment dated xx/xx/xxxxhows that the foreclosure was initiated in the loan and was referred to attorney on xx Collection comment dated xx/xx/xxxxhows that the sale date was scheduled for xx/xx/xxxxhowever, the foreclosure process was put on hold due to bankruptcy by the borrower under chapter xx on xx/xx/xxxxBankruptcy Comments:The borrower xx The plan was not confirmed. The plan was later dismissed on xx/xx/xxxxnd was fully terminated on xx/xx/xxxx	Loan Modification agreement was made between borrower “xx .” on effective date xx/xx/xxxxThe borrower agree to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % and P&I of $xxx.xx with fixed amortized type beginning from first payment date xx/xx/xxxxnd ends with the maturity date of xx/xx/xxxx	Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: xx.xxx%   Comment: The Original Note reflects the Loan Maturity Term in Months as xxx. The last Modification addedxxx months to the term and the new Term in Months is xxx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: The Modification reflects the First Payment Date x/x/xx   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxx%   Comment: The modification stated terms are xxx months.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xx.xx   Variance %: -x.xxx%   Comment: The Modification reflects the principal balance stated is $xxxxx.xx.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx Variance: -x (Days)   Variance %:    Comment: The complaint filed date is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: The note reflects stated maturity date is xx/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final application the total monthly income of the borrower is $x,xxx.xx; however, total monthly expenses are in the amount of $x,xxx.xx. Hence, DTI is xx.xxx% which is greater than xx.xxx%."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx  following state disclosures are missing from the loan files.
xx  Notice of Right to Discontinue Escrow
x.Interest Rate or Discount Point Agreement
x.Conditional Qualification/Approval Disclosure
																									x.Insurance Disclosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26819155	xx	Unavailable	Not Applicable	35.052%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$482.04	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
The chain of the assignment is not completed.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are civil judgments in the total amount of $x,xxx.xx which were recorded on different dates and filed by several plaintiffs.
x. There are three state tax liens in the total amount of $x,xxx.xx which was filed by xx
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx onxx/xx/xxxxhich was applied for the due date of xx/x/xx. The next due date is xx/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx/xx/xxxxComment shows that the complaint was filed onxx/xx/xxxxCollection comment datedxx/xx/xxxxhows that the foreclosure sale was scheduledxx/xx/xxxxut the borrower had filed   filed on
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney onxx/xx/xxxxComment shows that the complaint was filed onxx/xx/xxxxCollection comment datedxx/xx/xxxxhows that the foreclosure sale was scheduledxx/xx/xxxxut the borrower had filed   filed on
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx  and the plan was confirmed on xx/xx/xxxx
POC was filed on x/x/xx with the secured claim amount of xx  and the arrearage of $xx,xxx.xx.
As per the chapter xx plan, debtor (borrower) will pay to the   Trustee the sum of xx  weekly for xx months.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx/x/xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xx. The new principal balance is $xx,xxx.xx. The maturity date is x/x/xx.	Affiliated Business Disclosure Credit Report Mortgage Insurance	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xxx.xx   Variance %: x.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: xx Variance %: xx.xxx% Comment: The loan original maturity term months is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* xx FHA or xx missing and required (Lvl x) "LTV is xxx.xx% which is greater than xx.xxx% hence xx certificate is required; however, it is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38100641	xx	Unavailable	Not Applicable	38.640%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$853.95	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is from xx
There are two   liens against the borrower xx
There is one active civil judgment against the borrower xx
Annual combined taxes for the year of xx have been paid on   in the amount of   prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of xx which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for the default of the borrower was an excessive obligation. The borrower wants to retain his property.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:The foreclosure was initiated. The foreclosure file was referred to an attorney on   The notice of lis pendency was filed by the creditor xx,   with the foreclosure xx . The foreclosure judgment was entered with the amount of $xxx,xxx.xx on xx/xx/xxxxhowever, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
Bankruptcy Comments:According to the PACER, the borrowers “xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months for the total amount of $xx,xxx.xx to the trustee. The POC was filed on   with the POC amount of   and the amount of arrearage is $xx,xxx.xx. The Schedule-D in Voluntary petition shows $x,xxx.xx as unsecured portion out of claim amount xx  No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx/xx/xxxx
The Loan modification agreement was made on xx/xx/xxxxbetween the borrower “xx The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xxx%, beginning from xx/xx/xxxxill the maturity date of xx/xx/xxxx The new principle balance stated in the Modification is in the amount of $xxx,xxx.xx. No, deferred amount has been found in the modification. Hence, the interest-bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No reaffirmation agreement has been found. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: As per the note, loan original maturity term is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The application was not located"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan Datax.xxx% Comparison Data x.xxx% Variance-x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xx.xx(a)(x) ,
transferred from xx CFR §xxx.xx(a)(x) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx.xx or §xx.xx, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl x)     "Loan Datax.xxx% Comparison Data x.xxx% Variance-x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "THE TIL could not be located"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50551338	xx	Unavailable	Not Applicable	21.497%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$42,000.00	5.875%	$912.32	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated onxx
The chain of assignment is incomplete. The assignment was transferred from ‘xx
x. There are two state tax liens against the borrower in amount of xx
x. There is junior mortgage against the subject property in amount of $xxx,xxx.xx which was recorded on   in the favor of ‘xx
x. There is Judgment against the borrower in the favor of ‘xx
x. There is Judgment against the borrower in the favor of ‘xx
x. There is Judgment against the borrower in the favor of ‘xx
x. There is Judgment against the borrower in the favor of ‘xx
x. There is Judgment against the borrower in the favor of ‘xx
x. There is Judgment against the borrower in the favor of ‘xx
x. There is Judgment against the borrower in the favor of ‘xx

The combined annual taxes for the year xx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xxx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx and modified deferred amount is xx	Collections Comments:According to collection comment dated xx/xx/xxxxhows that subject property is occupied by
Owner and no visible damages/repairs have been found. The comment dated xx/xx/xxxxhows that reason for default is curtailment of income. The comment dated xx/xx/xxxxhows that
Modification approved with new rate term x.xxx% and P&I is $xxx.xx and first payment will be started due date xx/xx/xxxx
The Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xxx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx and modified deferred amount is $xx,xxx.xx.

Review of collection comment and loan file states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx  shows that final judgment was entered on xx/xx/xxxxith granted amount $xxx,xxx.xx. The foreclosure file was put on hold due to mediation. Currently loan is active   xx

Foreclosure Comments:Review of collection comment and loan file states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx  Collection comment dated xx/xx/xxxxhows that final judgment was entered on xx/xx/xxxxith granted amount $xxx,xxx.xx. The foreclosure file was put on hold due to mediation. Currently loan is active xx  under chapter xx. No further information is available about foreclosure file.
Bankruptcy Comments:Bankruptcy was filed by “xx . Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x.xx. The creditor ‘xx, filed the POC on with secured claim amount of xx unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Amended chapter plan xx was entered on xx/xx/xxxxhows that the debtor shall pay the payment in amount of $x,xxx.xx. Plan has not been confirmed yet. Currently loan is in active bankruptcy.	The new principal balance per modification is in the amount of $xxx,xxx.xx, to be paid at the rate of x.xxx% beginning from x/x/xx to the stated maturity date x/x/xx. The borrower promises to pay the UPB plus interest to the Lender. The Borrower will make monthly payments of graduated PITI and continuing thereafter until P&I are paid in full.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xxx.xx   Tape Value: $x.xx   Variance: $xxx.xx   Variance %:    Comment: Most recent mod agreement data was used   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment: No evidence of current foreclosure, N/A with current bankruptcy   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: Most recent mod agreement data was used   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxx%   Comment: Most recent mod agreement data was used   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: Most recent mod agreement data was used   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: -x (Days)   Variance %:    Comment: No evidence of current foreclosure, N/A with current bankruptcy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Original note data was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Choice of Insurance Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22887201	xx	717	Not Applicable	57.509%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$788.93	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxxoxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xx and the next due date is xx/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in active bankruptcy. According to the PACER report, the debtor had xx filed the bankruptcy under the chapter xxth xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed on The POC amount is $xxx,xxx.xx and total arrearage amount is $xx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to datedxx/xx/xxxxForeclosure was put on hold due to subject borrower had filed the bankruptcy onxx/xx/xxxx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Foreclosure was referred to datedxx/xx/xxxxForeclosure was put on hold due to subject borrower had filed the bankruptcy on
Bankruptcy Comments:According to the PACER report, the debtor had xx filed the bankruptcy under the chapter xxthxx and the plan was confirmed on xx/xx/xxxxUnder amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed on The POC amount is xx and total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower and lender on effective date of x/x/xx.
The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: bankruptcy evidence of reaffirmation not provided Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: mod was for xxx not original term   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xxx (Days)   Variance %:    Comment: referral date different   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx/xx/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file:
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9874039	xx	Unavailable	Not Applicable	47.312%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$102,508.51	4.500%	$1,203.02	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxtates that the subject mortgage was originated on xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is civil judgment in the amount of $xx,xxx.xx which was recorded on   and filed by xx
Town taxes have been paid in the amount of $x,xxx.x.
Town taxes have been due in the amount of $xx.xx.
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx on x/x/xx which was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Borrower is currently xx months behind his scheduled payments.

Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on x/x/xx.
Comment shows that the complaint was filed on xx/xx/xxxxCurrently foreclosure process was put on hold due active bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on x/x/xx.
Comment shows that the complaint was filed on xx/xx/xxxxCurrently foreclosure process was put on hold due active bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx
POC was filed on xx/xx/xxxxith the secured claim amount of xx  and the arrearage of $xx,xxx.xx.
Debtor (borrower) will pay to the xx
Voluntary petition filed on xx/xx/xxxxhows that the amount of secured claim is xx  and unsecured portion is $xx,xxx.xx.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender onxx/xx/xxxxThe new modified rate is x.xx% and borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/x/xx. The new principal balance is $xxx,xxx.xx. The maturity date is x/x/xx.
There is prior modification was found locator ("xxxxxx_Security Instrument Note and Security Instrument Modification_xxx_xxxx") and the last payment was made by the borrower as per this prior mod.
Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Not Applicable   Tape Value:xx/xx/xxxx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: verified from the payment history   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The loan was modified in xx   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Charged $x.xx allowed $x.xx Over By +$x.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test: Charged $x.xx allowed $x.xx Over By +$x.xx.
This loan failed the xx
  §xx:xxC-xx,   §§x:x-xx.x) The loan does charge fee(s) not provided for in this act, which is prohibited."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
xx  Application Disclosure
Delivery Fee Authorization
xx Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89957588	xx	689	Not Applicable	52.613%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$1,159.34	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx, x.
There is an active junior mortgage found in the amount $xx,xxx in favor ofxx

The x, x, x and xth installments of city taxes for the year xx have been paid in the amount of $xxx.xx, $xxx.xx, $xxx.xx and $xxx.xx respectively. The current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xx. The last payment was received onxx/xx/xxxxin the amount of $x,xxx.xx, which was applied for x/x/xx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is xx and PITI is xx with the interest rate of xx	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The property has been occupied by the owner himself. The reason for default is of borrower.
The comment history dated x/x/xx shows that the loss draft check of amount $xx.xx has received for structural damage. As per comment history datedxx/xx/xxxxthe repairs completed.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on xx/x/xx. The foreclosure process was kept on hold because of active bankruptcy.
Bankruptcy Comments:The borrower xx  had filed the bankruptcy under chapter xx with the xx
The post-petition due date was x/x/xx. The POC was filed on   the amount of claim is xx  and amount of arrearage is $xx,xxx.xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xxx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $ xx  and the value of property is $xxx,xxx.
There is no any evidence of cram down.

The modification agreement was done on xx/x/xx, between the (borrower)xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xxx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx.xx at the interest rate of x% with the modified P&I of $x,xxx.xx.
The first payment date was due on xx/x/xx and the new maturity date is xx/x/xx.
No deferred balance has been stated.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/xx/xxxx Variance: Variance %: Comment: The complaint filed date is not available. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.  Alarms
xx Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Settlement date is x/x/xx, which is different from note date x/x/xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25901108	xx	Unavailable	Not Applicable	47.979%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$1,389.06	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment is incomplete. Currently assignment is with ‘xx,   The last assignment should be with  xx
No active judgment/liens have been found.
The combined taxes for the year of xx-xx have been paid off in amount of $xx,xxx.xx.
No prior delinquent taxes have been found.
The Payment History datedxx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for xx months. The last payment was received with interest rate of x.xx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:The comment dated xx/xx/xxxxhows that subject property is occupied by owner. No visible damages/repairs have been found. Loan is active case.
The Payment History dated   reveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for xx months. The last payment was received with interest rate of x.xx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.
Review of collection comment and loan file state that the foreclosure was initiated in xx.  Foreclosure file was referred to attorney on xx/xx/xxxxnd complaint was filed on xx  Judgment was entered on xx  with a maximum bidding amount of $xxx,xxx.xx. The foreclosure was put on hold due to bankruptcy filed under chapter xx on xx/xx/xxxxCurrently loan is in active   No more information had been found regarding foreclosure.

Foreclosure Comments:Review of collection comment and loan file state that the foreclosure was initiated in xx.  Foreclosure file was referred to attorney on  xx  The bid document xx  shows that sale was scheduled on xx/xx/xxxxith a maximum bidding amount of $xxx,xxx.xx. The foreclosure was put on hold due to bankruptcy filed under chapter xx on xx/xx/xxxxCurrently loan is in active   No more information had been found regarding foreclosure.
Bankruptcy Comments:Bankruptcy was filed by “xx . Amended schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $xx,xxx.xx.
The creditor ‘xx,   filed the POC on   with secured claim amount of xx  unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Amended plan entered on xx/xx/xxxxhows that debtor shall pay the payment $xxx.xx per month for xx months. This plan was confirmed on xx/xx/xxxx  was entered on xx/xx/xxxxor motion to vacate stay and consent order resolving motion to vacate stay entered on xx/xx/xxxxCurrently loan is in active bankruptcy.
The loan modification agreement was made between “ ‘xx, (Lender) effective date is xx/xx/xxxxThe first modified payment has begun xx/xx/xxxxnd the new maturity date will be xx/xx/xxxxThe new modified unpaid principal balance is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $x,xxx.xx.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx    Variance:    Variance %:    Comment: Property address street is xx .   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx/xx/xxxx Tape Value: xx/x/xx Variance: x (Days) Variance %: Comment: S&C filing date is xx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "State Regulations Restricted Fees : Fail."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: Fail.
Loan Data: $xxx.xx, Comparison Data: $x.xx and Variance: +$xxx.xx"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50626994	xx	Unavailable	Not Applicable	47.127%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The assignment is with xx    which was recorded on   However, it should be with xx
There is a junior mortgage in the favor of xx
There is a credit card judgment in the favor of xx
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxxhich was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxxhich was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
The reason for default has not been mentioned in the latest collection comments.
The loan has never been modified since origination.
The borrower xx and the plan was confirmed onxx/xx/xxxxThe date of the last filing is x/x/xx.
The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had filed bankruptcy on   and the plan was confirmed onxx/xx/xxxxThe servicing comment dated x/x/xx shows that the subject property has been occupied by the owner. The latest   is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had filed bankruptcy on and the plan was confirmed onxx/xx/xxxxBankruptcy Comments:The borrower xx and the plan was confirmed onxx/xx/xxxxAs per the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. The POC was filed on with the secured claim amount of xx and arrearage is in the amount of $x,xxx.xx. The motion for relief from stay was filed on x/x/xx. The date of the last filing is x/x/xx.	Not Applicable	Credit Report Flood Certificate Initial Escrow Acct Disclosure	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl x)     "Missing Flood Cert"
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91936307	xx	586	630	43.081%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$687.26	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx and it was recorded on in the amount of $xxx,xxx.xx. The chain of assignment has not been completed as the assignment is currently with xx, instead of xx
There is one judgment against the name of borrower in the amount of $x,xxx.xx which was recorded on xx

There are multiple credit card judgments against the borrower in favor of xx
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/x/xx. The next due date is x/x/xx. The current UPB is xx

Collections Comments:The borrower xx had filed the bankruptcy under chapter xx with xx with the secured claim amount of xx and arrearage in the amount of $xx,xxx.xx. The plan was confirmed onxx/xx/xxxxnd as per amended plan dated x/x/xx the debtor shall arrears total in the amount of $xx,xxx.xx shall cure through the plan. The loan is in active bankruptcy.

According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney onxx/xx/xxxxThe complaint was filed onxx/xx/xxxxThe final judgment of foreclosure was entered onxx/xx/xxxxThe comment dated xx/x/xx states that the sale was scheduled on xx/xx/xxxxut the sale was canceled as the foreclosure was put on hold due to the bankruptcy filed by borrower on xx . No further details have been found regarding the foreclosure in available servicing comments.

The loan is in delinquency for xx months. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx with interest rate of x.xx% for the due date of xx/x/xx. The next due date is x/x/xx. The current UPB is $xxx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date of xx
The new principal balance is $xxx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xx and ends with the maturity date of xx/x/xx.

As per comment datedxx/xx/xxxxhe loan is eligible for short sale. As per comment datedxx/xx/xxxxhe servicer had discussion with borrower regarding the status of loan. The servicer discussed the liquidation options with borrower who declined the short sale option.
Reason for default is illness of borrower.

As per comments borrower intends to retain the property.

Foreclosure Comments:According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney onxx/xx/xxxxThe complaint was filed onxx/xx/xxxxThe final judgment of foreclosure was entered onxx/xx/xxxxThe comment dated xx/x/xx states that the sale was scheduled on xx/xx/xxxxut the sale was canceled as the foreclosure was put on hold due to the bankruptcy filed by borrower onxx/xx/xxxxith xx
Bankruptcy Comments:The borrower xx The POC was filed on with the secured claim amount of xx and arrearage in the amount of $xx,xxx.xx. The plan was confirmed onxx/xx/xxxxnd as per amended plan dated x/x/xx the debtor shall arrears total in the amount of $xx,xxx.xx shall cure through the plan. The loan is in active bankruptcy.	The Fixed Loan Modification agreement was made on an effective date of xx/x/xx between “xx
The new principal balance is $xxx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xx and ends with the maturity date of xx/x/xx.
Affiliated Business Disclosure	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Data Provided appears to be based on Modification xxxxxx_Security Instrument Modification_xxx_xxxx xx/x/xx - xx/x/xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit Value - Address is typed out per Note - xxxxxx_Note_xxx_xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Seasoned loan: Originated over x years from diligence review date
ComplianceEase Risk Indicator is "Moderate" for the following
This loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Seasoned loan: Originated over x years from diligence review dateThis loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx   §xx.xx(h) , transferred from xx
§xxx.xx(h) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Out of Scope Date:Out of Scope Type:Out of Scope	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40784556	xx	Unavailable	Not Applicable	36.755%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$796.94	xx/xx/xxxx	Financial Hardship	Updated title report datedxx/xx/xxxxhows subject mortgage is active on the title at first lien position.
There is a junior mortgage in the amount of $xx,xxx.xx which was recorded on   in the favor of xx
The utility taxes of xx are delinquent in the amount of xxx.xx which were good through till  xx

As ofxx/xx/xxxxthe loan is x months past due and is next due for x/x/xx. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied to the due date x/x/xx. The UPB is in the amount of xx The current P&I is xx and rate of interest is xx
Collections Comments:According to recent servicing comment datedxx/xx/xxxxthe loan is active in loss mitigation program. The x months trial modification plan has been offered to the borrower. The three payments were received on xx/xx/xxxxx/x/xx andxx/xx/xxxxespectively. No further information was found.
The loan has been x months past due and is next due for x/x/xx.
The RFD is curtailment of income.
Last contact to the borrower was made onxx/xx/xxxxn which the borrower requested the servicer to process the payment for the month of x xx. The servicer was able to process the payment as requested. The borrower had no other questions.
The foreclosure has been hold due to trial modification. No schedule sale date was found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxxHowever, the action is on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan Modification agreement was made onxx/xx/xxxxetween borrower and lender xx the new principal balance was $xxx,xxx.xx would be paid with fixed rate at x.xxx% from x/x/xx. The new maturity date will be x/x/xx.	Affiliated Business Disclosure Credit Report	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Original note had a xxx month term. Modification agreement had a xxx month term   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
TILA Finance Charge Test result is Failed however; Loan Data shows : $xxx,xxx.xx Comparison Data: $xxx,xxx.xx and Variance is : -$xx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test result is Failed however; Loan Data shows : $xxx,xxx.xx Comparison Data: $xxx,xxx.xx and Variance is : -$xx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "An affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated but date shows printed on it."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26131358	xx	Unavailable	Not Applicable	26.180%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$410.17	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx

The chain of assignment is not complete. The latest assignment is to xx   recorded    Missing assignment to xx
There are no judgments or liens of record.
Combined annual taxes of xx of x installments are paid in the amount of
Combined annual taxes of xx of x installments are due in the amount of
The Annual Tax Amount is $xxx.xx.	According to the payment history as ofxx/xx/xxxxthe borrower is delinquent for x months and next due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of $xxx and was placed into suspense. The last payment was applied on x/x/xx to the x/x/xx payment. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy, on foreclosure hold. According to the payment history as ofxx/xx/xxxxthe borrower is delinquent for x months and next due for the x/x/xx payment. The last funds were received onxx/xx/xxxxn the amount of $xxx and was placed into suspense. The last payment was applied on x/x/xx to the x/x/xx payment. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The loan has been modified twice since origination; onxx/xx/xxxxith the latest modification effective xx/x/xx between the borrower, xx , and the Lender, xx with a new modified principal balance in the amount of $xx,xxx.xx to a fixed rate of x.x% and a P&I payment in the amount of $xxx.xx beginning xx/x/xx until the maturity date of xx/x/xx.
The reason for default per servicing comment datedxx/xx/xxxxs excessive obligations.  There has been no recent contact with the borrower.  Comment dated x/x/xx reflects the subject property has been occupied by the owner.  The borrower's intention is to keep the property.  The property is in good condition.
The foreclosure was initiated when the file was referred to an attorney on xx/x/xx and the complaint was filed on xx/xx/xxxx Service was completed and the answer period expired on xx/xx/xxxx Judgment figures good thru x/x/xx reflect in the amount of $xx,xxx.xx.  The Judgment Affidavit was sent to the court on x/x/xx and was currently awaiting a hearing date to be scheduled to have judgment entered however, the foreclosure was put on hold as the borrower filed bankruptcy on
The borrower, xx . The POC was filed by the creditor on x/x/xx. The POC amount of claim is xx  The POC amount of arrearage is   As per order confirming chapter xx plan dated xx/xx/xxxxhe debtor shall pay to the trustee $x,xxx.xx per month for xx months for a total of $xx,xxx.xx.  Schedule D of the Voluntary Petition does not contain any unsecured portion.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated when the file was referred to an attorney on xx/x/xx and the complaint was filed on xx/xx/xxxx Service was completed and the answer period expired on xx/xx/xxxx Judgment figures good thru x/x/xx reflect in the amount of $xx,xxx.xx. The Judgment Affidavit was sent to the court on x/x/xx and was currently awaiting a hearing date to be scheduled to have judgment entered however, the foreclosure was put on hold as the borrower filed bankruptcy onxx/xx/xxxxBankruptcy Comments:The borrower, xx Plan confirmed on xx/xx/xxxxThe POC was filed by the creditor on The POC amount of claim is xx The POC amount of arrearage is xx As per order confirming chapter xx plan dated xx/xx/xxxxhe debtor shall pay to the trustee $x,xxx.xx per month for xx months for a total of $xx,xxx.xx. Schedule D of the Voluntary Petition does not contain any unsecured portion.	The loan has been modified twice since origination; onxx/xx/xxxxith the latest modification effective xx/x/xx between the borrower, xx , and the Lender, xx with a new modified principal balance in the amount of $xx,xxx.xx to a fixed rate of x.x% and a P&I payment in the amount of $xxx.xx beginning xx/x/xx until the maturity date of xx/x/xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: The last funds were received onxx/xx/xxxxnd the last payment was applied on x/x/xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: x xxx Tape Value: xx xxx Variance: Variance %: Comment: The note reflects property address street as x xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated   Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* ComplianceEase Risk Indicator is xx  (Lvl x)     "Compliance Risk Indicator is Moderate due to failing the xx license validation test."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State.  The following required state disclosures are missing from the loan file.
- Hazard Insurance Disclosure
- Federal Consumer Credit Protection Act Disclosure
- Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR document is not hand dated by borrower."
																									* TIL not hand dated (Lvl x) "The TIL document is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47066167	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx The chain of the assignment has not been completed. The latest assignment is xx No active liens and judgments have been found. xx for the year of xx have been paid in the amount of $xx.xx on xxx. No prior years delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for xx months. The last payment received on xx, the payment applied date was xxx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx, the payment applied date was xxx and the next due date for payment is xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The reason for default is death of borrower. As per the Certificate of death of the borrower, located at xx borrower xx the subject property had damaged due to storm on xx. The roof of the property has been damages. The borrower filed claim for repair the roof of the property. As per the comment dated xx loss draft has been found in the amount of xx payable to xx As per the comment dated xx the loss xx The foreclosure was initiated and the file was referred to the attorney on xx. The complaint was filed on xx. The foreclosure judgment entered on xx. The foreclosure sale was scheduled for xx. The bidding starts from $xxx,xxx.xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx. The complaint was filed on xx. The foreclosure judgment entered on xx. The foreclosure sale was scheduled for xx. The bidding starts from $xxx,xxx.xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the xx . The POC was filed on the POC amount is and the arrearage amount is $xx,xxx.xx. The schedule D of Voluntary Petition does not show any unsecured debt. The chapter xx plan was confirmed on xxThe debtor shall pay to the trustee $xx.xx for xx months.	Not Applicable	Credit Report Origination Appraisal	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit tape value of xxx gives full name os treet address. Tape Source: Initial Tape Type: Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The Summons and complaint per updated title was made on xx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" due to TILA Finanace charge test and TILA foreclosure rescission finance charge test rail."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for:-
x) TILA Finance Charge Test:
The loan data is $xxx,xxx.xx, Comparison data is xxx,xxx.xx and the Variance is -$xxx.xx.
x) TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xxx,xxx.xx, Comparison data is xxx,xxx.xx and the Variance is -$xxx.xx."
* Missing Appraisal (Lvl x)     "Original appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$19,590.50	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91423511	xx	657	Not Applicable	30.199%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title datedxx/xx/xxxxeflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment xx

There are xx  active in the favor of different plaintiff in the total amount of $ xxx.xx recorded on different dates.

County Annual taxes for the year of xx-xx have been paid in the amount of $xxx.xx on
No prior years delinquent taxes have been found.
.
According to the payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxxthe payment applied date was xx/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxxthe payment applied date was xx/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs. According to the PACER, the borrower had filed bankruptcy under chapter-xx with thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the xx the POC amount is $xx,xxx.xx and the arrearage amount is $x,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx  however, the unsecured portion is xx  The chapter xx plan was confirmed on xx/xx/xxxxThe debtor shall pay to the trustee $xxx.xx for xx months.
The order confirming the plan states the following: Debtor must make plan payments of $xxx.xx monthly for the remainder of the xx-month plan.
The trustee is submitting payments of $xxx.xx per month since confirmation on xx/x/xx and the lender is not applying them to PITI.	Not Applicable	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Vacant |---| |----| Comment: Per comments throught BK mitigation subject is owner primary occupied. Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: x/x/xx Tape Value: xx/xx/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" for the following
This loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for:-
TILA Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xx,xxx.xx, Comparison data is $xx,xxx.xx and the Variance is -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of
																									rescission because it is understated by more than $xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14801855	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$393.45	xx/xx/xxxx	Financial Hardship	According to updated title report dated the subject mortgage was originated onxx . The chain of assignment has been completed. Currently, the mortgage assignment is with xx Subject Mortgage is on first lien position. There is one junior mortgage on the subject property in the amount of $xx,xxx.xx this was recorded on There is one federal tax lien on the subject property in the amount of $xx,xxx.xx this was recorded on There is one civil judgment on the subject property in the amount of this was recorded on xx There are x state tax liens on the subject property. First in the amount of this was recorded on Second in the amount of $xx.xx this was recorded on xx xx combined x taxes had been paid off in the amount of $x,xxx.xx on xx/xx/xxxxxx combined x taxes had been paid off in the amount of $x,xxx.xx on xx/xx/xxxxxx combined xth taxes had been paid off in the amount of $x,xxx.xx on xx/xx/xxxxxx combined x taxes had been paid off in the amount of on xx utilities x taxes had been paid off in the amount of $xx.xx on	The borrower is xx months delinquent and past due for the x/x/xx payment. The last payment received was on x/x/xx in the amount of $x,xxx.xx and applied to PITI. The P&I payment is only xx The UPB is currently xx The loan is being paid per the note.	Collections Comments:Current the loan is in bankruptcy. Provided payment history dated shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx this was applied for the due date on xx/xx/xxxxhe current UPB is in the amount of $xx,xxx.xx. As per collection comments, the foreclosure was initiated and refer to attorney on xx/xx/xxxxComplaint was filed on xx/xx/xxxxLater on the foreclosure was puts on hold due to bankruptcy filing dated on No further comments had been found regarding foreclosure in latest xx collection comments. As per PACER, the debtor had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx/xx/xxxxAccording to the Chapter-xx plan, debtor shall pay $x,xxx.xx monthly for xx months. POC was filed on in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. The case is pending completion of the bankruptcy.
Foreclosure Comments:As per collection comments, the foreclosure was initiated and refer to attorney on xx/xx/xxxxComplaint was filed on xx/xx/xxxxLater on the foreclosure was puts on hold due to bankruptcy filing dated on xx/xx/xxxxNo further comments had been found regarding foreclosure in latest xx collection comments.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx/xx/xxxxAccording to the Chapter-xx plan, debtor shall pay $x,xxx.xx monthly for xx months. POC was filed on in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. The case is pending completion of the bankruptcy.	The loan modification agreement was made on xx/xx/xxxxith a new principal balance of $xx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxxill the maturity date of xx/xx/xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: x (Days) Variance %: Comment: Per updated title the S&C filing date isxx/xx/xxxx Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The lender inadvertently loaded docs for a loan number xxxxxx, with borrowers named xx , who are not our borrower.  File is missing all relevant credit docs and those need to run xx
* Loan program disclosure missing or unexecuted (Lvl x)     "Required Disclosure not provided."
* Missing Appraisal (Lvl x)     "The lender inadvertently loaded docs for a loan number xxxxxx, with borrowers named xx who are not our borrower.  File is missing all relevant credit docs and those needed to run xx
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl x)     "The lender inadvertently loaded docs for a loan number xxxxxx, with borrowers named xx , who are not our borrower.  File is missing all relevant credit docs and those needed to run xx
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Disclosure not provided."
																									* Right of Rescission missing or unexecuted (Lvl x) "Required Disclosure not provided."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71663235	xx	660	Not Applicable	35.190%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$75,077.00	4.625%	$801.67	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx
No active judgment or liens are found pending.
According to updated title report annual county taxes for the year of xx was paid in the amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is xxx/xx. As per payment history, the current UPB is being reflected in the amount of xx (including deferred balance xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months.POC was filed on in the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxx. Due to filing of bankruptcy by borrower on     process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied to x/x/xx. The next due date is xxx/xx.  As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx (including deferred balance $xx,xxx.xx).
According to servicing comment dated x/x/xx, reason for default is excessive obligation.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney onxx/xx/xxxx. Due to filing of bankruptcy by borrower onxx/xx/xxxx process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.

Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, xx According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months.POC was filed on x/x/xx in the amount of $xxx,xxx.xx with amount of arrearage $xx,xxx.xx.
This loan modification was done onxx/xx/xxxxetween the xx
xx, N. A. (Lender).  The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and lender defer in the amount of $xx,xxx.xx which was paid on maturity date. As per modification agreement interest bearing amount is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is x/x/xx and new maturity date is x/x/xx.

Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Original term was xxx months, however the loan was modified for xxx months   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: The loan was modifiedxx/xx/xxxxs a xxx term fixed rate loan at x.xxx% with monthly payments of $xxx.xx beginning x/x/xx. The maturity date is extended to x/x/xx. The new principal balance is $xxx,xxx.xx with $xxx,xxx.xx interest bearing and $xx,xxx.xx deferred.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -xx.xxx% Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk indicator is "Moderate" due toTILA Finance charge test fail."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for:-
Late Fees Test:
The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81134674	xx	Unavailable	Not Applicable	31.037%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$420.18	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
x) There are two Municipal liens on the subject property first in the favor of xx
x) There is a junior mortgage in the favor of xx
x) There is an active civil judgment against the borrower xx
The x annual taxes for the year of xx have been paid in the amount of   The school annual taxes for the year of xx-xx have been paid in the amount of $xx.xx.  The county annual taxes for the year of xx have been paid in the amount of $xxx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of xx/x/xx. The UPB is reflected in the amount of xx till the due date of xx/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx According to the amended plan datedxx/xx/xxxxthe debtor shall pay the total amount of $xx,xxx by paying $xx for x months, then $xxx for x months and xxx per month for the period of xx months. The proof of claim was filed onxx/xx/xxxxith the claim amount of xx and the amount of arrearage is $xx,xxx.xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed onxx/xx/xxxxThe judgment was entered onxx/xx/xxxxThe foreclosure sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of xx/x/xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/x/xx.
The loan modification agreement was made between the borrower xx The borrower promises to make a monthly payment of $xxx.xx with the interest rate is x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The New Principal Balance stated in the modification is $xx,xxx.xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed onxx/xx/xxxxThe judgment was entered onxx/xx/xxxxThe foreclosure sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower xx
Bankruptcy Comments:The borrower xx  and the plan was confirmed on   According to the amended plan datedxx/xx/xxxxthe debtor shall pay the total amount of $xx,xxx by paying $xx for x months, then $xxx for x months and xxx per month for the period of xx months. The proof of claim was filed on xx  with the claim amount of xx  and the amount of arrearage is $xx,xxx.xx.
The loan modification agreement was made between the borrower xx The borrower promises to make a monthly payment of $xxx.xx with the interest rate is x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The New Principal Balance stated in the modification is $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per original Note the terms are xxx months.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx . Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13232674	xx	Unavailable	Not Applicable	17.520%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$381.95	xx/xx/xxxx	Financial Hardship	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment is not complete.  The latest assignment is to xx,   recorded    Missing assignment to xx
There is one junior mortgage was originated on   and recorded on   with the lender xx
Unable to determine the Tax Status.  xx  is required as taxes are only available by ordering an xx
According to latest payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx that was placed into suspense. Suspense funds in the amount of $x,xxx.xx were then taken out and applied to the x/x/xx payment. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The loan was just modified on x/x/xx to a fixed rate of xx and a P&I payment of xx with payments to begin on x/x/xx. The payment history is only dated thruxx/xx/xxxxherefore did not reflect these changes yet. The loan is actually current.	Collections Comments:According to latest payment history as ofxx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx that was placed into suspense. Suspense funds in the amount of $x,xxx.xx were then taken out and applied to the x/x/xx payment. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The loan was just modified on x/x/xx to a fixed rate of x.xxx% and a P&I payment of $xxx.xx with payments to begin on x/x/xx. The payment history is only dated thruxx/xx/xxxxherefore did not reflect these changes yet. The loan is actually current.

The loan has been modified twice since origination; on x/x/xx with the latest modification dated x/x/xx with a new principal balance of $xx,xxx.xx and a fixed rate of x.xxx% with a P&I payment of $xxx.xx beginning x/x/xx until maturity date of x/x/xx.

The reason for default is excessive obligations.  xx  was approved onxx/xx/xxxxnd the borrower was placed for xx Days Trial Payment Plan for $x,xxx.xx/month from x/x/xx-x/x/xx.  The trial payments were made and the final mod docs were drawn up and mailed out to borrower on x/x/xx and an order was placed to have a mobile notary service go to property to notarize the mod.  The xx  was provided with the Updated Title Report and shows the borrower executed it onxx/xx/xxxx xx

There is no indication of any bankruptcy filings post origination.
Foreclosure was initiated and referred to attorney onxx/xx/xxxx Servicing comments show that a re-demand was sent out onxx/xx/xxxx The borrower then accepted a trial payment plan and the foreclosure was placed on hold onxx/xx/xxxxhen the xst trial payment was received.  The loan was modified with a mod first payment due on x/x/xx however the servicing comments provided are only dated thru x/x/xx prior to receiving the executed mod docs back therefore do not reflect the foreclosure being closed out.

The subject property is owner occupied.  No damages or repairs have been found.    completedxx/xx/xxxxeflects a value of $xxxk.  AVM completedxx/xx/xxxxeflects a value of $xxx,xxx.

Foreclosure Comments:Foreclosure was initiated and referred to attorney onxx/xx/xxxx Servicing comments show that a re-demand was sent out onxx/xx/xxxx The borrower then accepted a trial payment plan and the foreclosure was placed on hold onxx/xx/xxxxhen the xst trial payment was received.  The loan was modified with a mod first payment due on x/x/xx however the servicing comments provided are only dated thru x/x/xx prior to receiving the executed mod docs back therefore do not reflect the foreclosure being closed out.
Bankruptcy Comments:Not Applicable	The loan has been modified twice since origination; on x/x/xx with the latest modification dated x/x/xx with a new principal balance of $xx,xxx.xx and a fixed rate of x.xxx% with a P&I payment of $xxx.xx beginning x/x/xx until maturity date of x/x/xx.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxx%   Comment: As per the Note, the loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment: The Modification First Payment Date per the latest loan modification is x/x/xx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxx%   Comment: The Modification Stated Term per the latest loan modification is xxx months.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxx%   Comment: The Principal Balance Stated in the latest loan Mod is $xx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx         Tape Value: xx         Variance:    Variance %:    Comment: As per note, the property address street is xx       No     Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xx (Days) Variance %: Comment: Stated Maturity Date per the latest loan modification is x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk Indicator is Moderate due to failing the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL.  Loan Data $xxx,xxx.xx; Comparison Data $xxx,xxx.xx; Variance -$xxx.xx.
This loan failed the TILA finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: FAIL.  Loan Data $xxx,xxx.xx; Comparison Data $xxx,xxx.xx; Variance -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file.  Per approval, the subject transaction is a streamline refinance and no appraisal was required.  The old appraised value of $xxxk was used which was datedxx/xx/xxxx
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
- Lead-Based Paint Disclosure
- Mortgage Loan Application Disclosure
- xx  Alarms
- Notice of the Specific Reason for Denial of Credit
- Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49921372	xx	Unavailable	Not Applicable	0.504%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxxhe subject mortgage was originated on xx
The chain of assignment has not been completed, the latest assignment has not been found.
There are water/sewer lien and credit card judgment against the borrower.
The water/sewer lien on the subject property recorded on   in favor of xx
The credit card judgment was recorded on   for the amount of $xx.xx in the favor of xx
Annual county taxes of xx are paid in the amount of $xx.xx. No prior delinquency has been found.
The notice of lis pendens was recorded on   in the favor of xx,
According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount for $xxx.xx(PITI) which was applied to xx/xx/xxxxThe monthly P&I is xx with an interest rate of xx The current UPB is reflected in payment history for the amount of xx	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx/xx/xxxxhe borrower has been delinquent for xx months and the next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxor the amount for $xxx.xx(PITI) which was applied to xx/xx/xxxxThe monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.
The process of foreclosure has been initiated , the file was referred to an attorney on xx/xx/xxxxNo further comments have been found regarding the foreclosure .
The borrower xx  and the current bankruptcy status is petition filed.
The POC was filed on xx/xx/xxxxhe amount of POC is xx  and the arrearage amount is $xx,xxx.xx.The chapter xx plan was filed on xx/xx/xxxxs per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month.
The loan has not been modified since the origination.
The reason for default is death of borrower.
The subject property is in average  condition . No comments have been found regarding the property damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated , the file was referred to an attorney on xx/xx/xxxxNo further comments have been found regarding the foreclosure .
The borrowerxx  and the current bankruptcy status is petition filed.

Bankruptcy Comments:The borrower xx and the current bankruptcy status is petition filed.
The POC was filed on xx/xx/xxxxhe amount of POC is xx and the arrearage amount is $xx,xxx.xx.The chapter xx plan was filed on xx/xx/xxxxs per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:     xx     Variance:    Variance %:    Comment: Original loan in name of   xx    Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value:       Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx Variance: xx (Days) Variance %: Comment: Last payment date receivedxx/xx/xxxxDistributedxx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94656076	xx	741	644	43.628%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.375%	$379.44	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows that the subject mortgage was originated on xx
There is a junior mortgage recorded on   in the amount of $xx,xxx.xx with xx
There is a junior civil judgment in the amount of $xx.xx recorded on xx.
Annual estimated tax is $xx,xxx.xx with no prior year delinquency.
The pay history as of xx shows that the borrower is xxx+ days delinquent. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. Next due date is xx. The current UPB is xx	Collections Comments:Review of loan file and servicing comment shows that the borrower is xxx+ days delinquent. The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx. Next due date is xx. The current UPB is $xx,xxx.xx.
Evidence of litigation has been found in the servicing comment. Servicing comment dated xx states that “xx  states that the file is litigated. No detailed information about litigation has been found. Unable to determine whether the loan is still litigation in active litigation or not.
As per servicing comment the foreclosure was initiated on the loan in xx. As xx   was referred to attorney on xx. S&C was filed on xx. FC was contested due to additional fee. However recent comment about contested dated xx states that the contested matter has been resolved. Loan is currently in active bankruptcy.

Foreclosure Comments:As per servicing comment the foreclosure was initiated on the loan in xx. As per FC invoice located at “xx . FC judgment was entered on xx. As per latest   doc located at “xx  However it was not successful due to  BK falling. Borrowers had filed bankruptcy chapter xx with xx  states that user has closed the sale file. No furtherer details about FC have been found.
Bankruptcy Comments:Borrowers had filed bankruptcy chapter xx with xx There is a trustee's receipt of disbursement showing the first two plan payments. Proof of claim was filed on with POC amount xx and arrearage $xx,xxx.xx. Loan was in foreclosure prior to the filing, so any further action will be stalled. Loan is currently in active bankruptcy.	The loan modification agreement has been made between borrower and lender effective from xx. As per MOD borrower agreed to pay the loan with fixed interest rate x.xxx% and P&I $xxx.xx. The first payment was started from xx and the maturity date is xx. The modified principal balance is $xx,xxx.xx.	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Original term was xxx however the modification agreement extended the term by xxx months Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is failed for the xx prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is failed for the xx prohibited fees test.
																									Loan data $xxx.xx, comparison data $x.xx hence the variance is $xxx.xx"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93622092	xx	Unavailable	Not Applicable	22.937%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$508.63	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx

The chain of assignment is complete; currently assignment is with xxx
x. There is junior mortgage against the subject property in amount of $xx,xxx.xx which was recorded on   in the favor of xx
x. There is junior mortgage against the subject property in amount of $xxx,xxx.xx which was recorded on   in the favor of ‘xx

The combined annual taxes for the year of xx have been paid off.
No delinquent taxes have been found.

The Payment History datedxx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for x months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx
Collections Comments:The comment dated xx/xx/xxxxhows that the subject property is occupied by owner. The comment dated xx/xx/xxxxhows that reason for default is Excessive Obligation. No damages/repairs have been found. Borrower intention is keeping the property. Currently borrower is delinquent.

The Payment History datedxx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for x months. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.

Review of loan file and collection comment stated that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/xxxxThe document xx  shows that the foreclosure sale was scheduled on xx/xx/xxxxThe sale was canceled due to BK case was entered on xx/xx/xxxxNo further information is available about foreclosure filing.

Foreclosure Comments:
Review of loan file and collection comment stated that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/xxxxThe document xx shows that the foreclosure sale was scheduled on xx/xx/xxxxThe sale was canceled due to BK case was entered on   No further information is available about foreclosure filing.

Bankruptcy Comments:Bankruptcy was filed by “xx ” under the chapter xx xx . Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The subject creditor ‘xx, was filed the POC on with secured claim amount of xx unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Chapter xx plan entered on xx/xx/xxxxebtor shall pay the payment $xxx per month for xx months. Plan was confirmed on xx/xx/xxxxxx	The loan modification agreement was made between “ xx. The first modified payment has begun xx/xx/xxxxnd the new maturity date will be xx/xx/xxxxThe new modified unpaid principal balance is $xxx,xxx.xx, deferred amount is $xxx,xxx.xx and interest bearing amount is $xxx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term months xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) xx Risk Indicator is Moderate due to,

This loan failed the TILA foreclosure rescission finance charge test: The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test Failed due to,
TILA Foreclosure Rescission Finance Charge Test: Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx and Variance: -$xx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60922084	xx	Unavailable	Not Applicable	46.604%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$416.90	xx/xx/xxxx	Financial Hardship	The review of updated title report datedxx/xx/xxxxhows subject mortgage was originated on xx There are no active judgments or liens found against the borrower and the property. The annual county and school taxes of xx have been paid in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	The Payment History Dated as of x/x/xx reveals that the borrower has been the delinquent for xx months. The last payment was received on x/x/xx in the amount of $xxx.xx and it was applied for the due date x/x/xx. The current P&I is $xxx.xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx	Collections Comments:The collection comments review states that the loan is in active bankruptcy and the loan has modified thrice since origination. The foreclosure was also initiated but that was put on hold due to bankruptcy. As per comments datedxx/xx/xxxxthe reason for default is curtailment of income. According to the comments dated xx/x/xx, the borrower has informed that the whole foundation is warped and they will need to tear it down; the repairs have not been made because they are filing the claims with the insurance. As per comments datedxx/xx/xxxxthe foundation repair cost is of $x,xxx.xx and the borrower has informed that the xx has declined them for the help as they need insurance claim. There are no comments stating that the repairs have been completed and the recent report is also unavailable to determine the same.
As per collection comments the current property occupancy is unable to be determined.

Foreclosure Comments:As per available documents review, the foreclosure was initiated. The file was referred to an attorney on   and the complaint was filed onxx/xx/xxxxhowever, that was put on hold due to filed bankrptcy by borrower under chapter-xx with the xx
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the xx , in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. The plan has not yet confirmed; however, as per amended chapter xx plan datedxx/xx/xxxxhe plan payment is unable to determine.	This modification agreement was made onxx/xx/xxxxetween the lender "xx, and the borrower " xx . As per modified terms the borrower promises to pay the modified principal balance of $xx,xxx.xx with the interest rate of x.xx% and the P&I of $xxx.xx. The payments were started from x/x/xx and the new maturity date will be x/x/xx. This modification does not contain balloon provision.
Prior to this this the loan was modified twice; as per document located at " xxxxxx_Modification Agreement_xx_xxxx" it was modified onxx/xx/xxxxnd as per document located at " xxxxxx_Security Instrument Modification_xxx_xxxx Pg#x" the loan was modified onxx/xx/xxxx

The new principal balance per modification is in the amount of $ $ $xx,xxx.xxto be paid at the rate of x.xxx beginning from x/x/xx to the stated maturity date x/x/xx. . The borrower promises to pay the UPB plus interest to the Lender. The Borrower will make monthly payments of graduated PITI and continuing thereafter until P&I are paid in full.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As the bankruptcy has been filed under chapter xx not under chapter x so the reaffirmation letter is not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per note, the total maturity terms are xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per PUD rider to the mortgage the property type is PUD. Tape Source: Initial Tape Type:	x: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow acct disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The property is located in xx  state, the following required state disclosures are missing from the loan files.
xx  Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"	* xx FHA or xx missing and required (Lvl x) xx certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per ROR the transaction date wasxx/xx/xxxxhich is different than note date."
																									* Settlement date is different from note date (Lvl x) "As per note loan origination date isxx/xx/xxxxAs per settlement date isxx/xx/xxxxHence, settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15660168	xx	Unavailable	Not Applicable	48.556%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$1,479.05	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated xx
The chain of assignment has not been completed. The current assignment is with xx,   which was recorded on   however, the assignment should be with xx
There is a junior mortgage in the favor of xx
There are two civil judgments  against the borrower xx
Annual town taxes for the year of xx have been paid on   in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $x,xxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxxnd complaint was filed on xx/xx/xxxxhowever, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter-xx with the xx
Bankruptcy Comments:According to the PACER, the Joint borrowers  “xx ” had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx/xx/xxxxAs per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months. The POC was filed by the creditor xx,   on xx/xx/xxxxith the POC amount of xx  and the amount of arrearage is $xx,xxx.xx. No comment has been found indicating a cram down. The motion from the automatic stay was filed by the creditor xx,    on xx/xx/xxxxs the debtors failed to make the post-petition payments; however, the debtor object to the motion as the debtor xx  was out of work for a period of time with an injury and xx  is back to work. The debtor can cure the post-petition arrearages over six months. The stipulation on a motion from the automatic stay was entered on xx/xx/xxxxetween the xx,   and xx  . The debtor agrees to cure the total amount of post-petition arrears by maxxthe payments which start from xx/xx/xxxxo xx/xx/xxxxach in the amount of $xxx.xx; however, the hearing scheduled for xx/xx/xxxxas canceled.  Last time bankruptcy was filed on xx/xx/xxxx
The step modification agreement was made on xx/xx/xxxxhe borrower xx . The unpaid principal Balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxxnd the maturity is dated xx/xx/xxxx	x-x Family Rider Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: x/x/xx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xx.xxx% Comment: As per the note, the loan Original Maturity Term Months are xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Result: FAIL; Loan data:  x.xxx%; Comparison Data:  x.xxx%; Variance: -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing required x-x family rider (Lvl x)     "The subject property type is x family; however, the x-x family rider is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx  The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
xx Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23789484	xx	Unavailable	Not Applicable	54.673%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$773.94	xx/xx/xxxx	Financial Hardship	Review of updated title Report datedxx/xx/xxxxhows the subject mortgage was originated on xx
Chain of assignment is incomplete. Currently the assignment is with xx,     which was recorded on   however, current assignment should be with xx
There is one junior mortgage found open in the amount of $xxx.xx favor of xx
According to updated title report, x & x installment of combined taxes for the year of xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied to xx/x/xx. The next due date is x/x/xx. As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:Borrower has filed bankruptcy under Chapter xx, xx According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for xx months and $xx.xx per month for remaining xx months.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/x/xx. Summon & complaint of foreclosure was filed dated on x/x/xx.  Due to filing of bankruptcy by borrower on      process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx which was applied to xx/x/xx. The next due date is x/x/xx.  As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
Reason for default is excessive obligations.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/x/xx. Summon & complaint of foreclosure was filed dated on x/x/xx.  Due to filing of bankruptcy by borrower on    FC xx  process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, xx According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for xx months and $xx.xx per month for remaining xx months.	This loan modification was done on x/x/xx between the xx The amortization type is fixed and new unpaid Principal balance is $xxx,xxx.xx and modification original rate is x.xxx % and Monthly P&I is $xxx.xx. The modification payment start date is x/x/xx and new maturity date is x/x/xx.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Second Home   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Verified per note   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: verified per note Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
Final TIL is missing from the loan file. Hence, APR is taken as x.xx% which is compared with x.xxx% and variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure  is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4952530	xx	633	Not Applicable	38.603%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated onxx/xx/xxxxhows that the mortgage was originated on xx
The chain of assignment is complete. The subject mortgage is with lender xx
According to updated title there are multiple civil judgment active against the borrower total in the amount of $xx,xxx.xx.
xx county annual x and x taxes is due in the total amount of $xx.xx.
Review of updated payment history shows that the borrower is not maxxpayment regularly and delinquent from the xx month. The last payment is reflecting in the payment history onxx/xx/xxxxith the stated current rate is x.xxx% and P&I is in the amount of $xxx.xx. The next due date is x/x/xx. As per the payment history, the current unpaid principal balance is being reflected in the amount of xx	Collections Comments:The loan is in active collection. Provided payment history dated from x/x/xx toxx/xx/xxxxeveal that the borrower is not maxxregular payment and delinquent from the xx months. The next due date for the payment is x/x/xx. The last payment of was received onxx/xx/xxxxn the amount of $x.xxx. According to the payment history, the current unpaid principal balance is being reflected in the amount of $xx,xxx.xx.
The reason for default of borrower is Death of borrower.
According to collection comment shows the loan is in foreclosure since xx. Foreclosure refers to attorney on xx/xx/xxxxForeclosure put on hold due to borrower filed the bankruptcy on   No any other details have been found.
According to collection comment and PACER bankruptcy filed by xrd party of alternate debtor in the name of xx . Lender also filed the POC on dated   in the amount of xx  and arrearage is in the amount of $xx,xxx.xx. The debtor(s) propose to pay the Trustee the sum of $ xxx.xx per month for xx months. The total amount to be paid into the Plan is $xx,xxx.xx.

Foreclosure Comments:According to collection comment shows the loan is in foreclosure since xx. Foreclosure refer to attorney on xx/xx/xxxxForeclosure put on hold due to borrower filed the bankruptcy onxx/xx/xxxxNo any other details have been found.
Bankruptcy Comments:According to collection comment and PACER bankruptcy filed by xrd party of alternate debtor in the name of xx . Lender also filed the POC on datedxx/xx/xxxxn the amount of $xx,xxx.xx and arrearage is in the amount of $xx,xxx.xx. The debtor(s) propose to pay the Trustee the sum of $ xxx.xx per month for xx months. The total amount to be paid into the Plan is $ xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: Current Occupancy Loan Value: Occupied by Unknown Party Tape Value: Owner (or Former): Primary Home |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC Salexx/xx/xxxx Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment: Audit taken from pay history   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx s Variance: Variance %: Comment: Audit taken from Note Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "seasoned loans over x years"
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx State , xx  state  require total x disclosure all are missing from the loan file.
xx  Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges For Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value
x.Affiliated Business Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74860441	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$122.26	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx the subject mortgage was originated on xx, which was recorded on however, the assignment should be with the xx
There are no active liens or judgments found against the borrower and the property.
The annual town taxes of xx have been paid in the amount of $xx.xx. The annual county taxes of xx have been paid in the amount of $xxx.xx. The annual school taxes of xx/xx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.
The Payment History dated as of xx reveals that the borrower has been the delinquent for x months and the next due date xx. The last payment was received on xx in the amount of $xxx.xx which was applied to xx. The current P&I is $xxx.xx and the PITI is . The UPB in the payment history has been reflected in the amount of xx	Collections Comments:The current collection comments review states that the loan is in an active bankruptcy and as per the review of PACER documents the borrower has filed bankruptcy under Chapter xx with the xx
As per the document located at "xx ; however, the file has neither found to be referred nor the complaint has been found and as per comments dated xx, the FC has been closed and the reason of closing is process completed. The loan is currently in an active bankruptcy.
As per comments the reason for default is unable to be determined.
The collection comments dated xx, the property has been occupied by unknown and property condition is unable to determined.
Foreclosure Comments:As per the document located at "xx " the foreclosure has found to be initiated under xx ; however, the file has neither found to be referred nor the complaint has been found and as per comments dated xx, the FC has been closed and the reason of closing is process completed. The loan is currently in an active bankruptcy.
Bankruptcy Comments:As per the review of PACER documents the borrower xx . POC was filed on   in the secured claim amount xx  and an arrearage in the amount of $x,xxx.xx. The plan dated xx was confirmed as per which the debtor shall pay $xxx.xx to the trustee.
This modification agreement was made on between the lender " xx, and the borrower "xx As per modified terms the borrower promises to pay the modified principal balance of $xx,xxx.xx with the interest rate of x.xxx% and the P&I of $xxx.xx. The payments were started from xxx and the new maturity date is xxx.
As per document located at "xxxxxx_Miscellaneous_xxx_xxxx Pg# xx" the loan was also modified on xxx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "APPLICATION not found by reviewer in BOX documents"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL not found by reviewer in BOX documents"
* Good Faith Estimate missing or unexecuted (Lvl x)     "Good Faith Estimate  not found by reviewer in Box Documents"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow acct disclosure is missing from the loan files."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan files."
																									* Right of Rescission missing or unexecuted (Lvl x) "RIGHT OF RESCISSION not found by reviewer in Box Documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10635472	xx	Unavailable	Not Applicable	33.052%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$944.12	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe mortgage was originated on xx
There are liens and judgments these are as follow:
x) There are two   liens active against the borrower in the favor of xx
x) There is an civil judgment open against borrower in the favor of xx
x) There is an civil judgment open against borrower in the favor of xx
Annual county taxes of xx have been paid in the amount of $x,xxx.xx.	The payment history dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xx. The current P&I is xx and interest rate is xx The current unpaid principal balance is in the amount of xx	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from x/x/xx. The delinquency has been done for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Collection comment datedxx/xx/xxxxtates that foreclosure was referred to attorney, which was completed on x/x/xx. Foreclosure was put on hold due to contested on xx/x/xx and this hold was ended onxx/xx/xxxxForeclosure was again put on hold due to litigation on x/x/xx. No further details have been found.
According to the PACER, xx  Schedule D in voluntary petition dated x/x/xx states, the amount of claim without deducting value of collateral was xx  and value of collateral that support for this claim was xx  However, unsecured portion remain as $xx,xxx.xx. POC was filed by xx,   onxx/xx/xxxxin the secured claim amount of $xxx,xxx.xx and an arrearage in the amount of $xxx,xxx.xx. Plan was confirmed onxx/xx/xxxxChapter xx Trustee's Final Report xx  datedxx/xx/xxxxtates that subject creditor claim was paid in the amount of $xx,xxx.xx through bankruptcy. This case was dismissed onxx/xx/xxxxnd it was terminated onxx/xx/xxxxAccording to collection comment, no damages or repairs have been found. Latest BPO report is not available in the loan file.
Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx. Collection comment datedxx/xx/xxxxtates that foreclosure was referred to attorney, which was completed on x/x/xx. Foreclosure was put on hold due to contested on xx/x/xx and this hold was ended onxx/xx/xxxxForeclosure was again put on hold due to litigation on x/x/xx. No further details have been found.
Bankruptcy Comments:According to the PACER, William David Harrelson, III (borrower) had filed bankruptcy under chapter-xx with the xx states, the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was xx However, unsecured portion remain as $xx,xxx.xx. POC was filed by xx, onxx/xx/xxxxin the secured claim amount of xx and an arrearage in the amount of $xxx,xxx.xx. Plan was confirmed onxx/xx/xxxxChapter xx Trustee's Final Report xx datedxx/xx/xxxxtates that subject creditor claim was paid in the amount of $xx,xxx.xx through bankruptcy. This case was dismissed onxx/xx/xxxxnd it was terminated on x/xx/xx.	The loan modification agreement was made between borrower and xx, onxx/xx/xxxxith the new modified unpaid principal balance $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/x/xx. The step rate was in x steps ending at rate x.xxx% and P&I will be $x,xxx.xx applicable from xx/x/xx to maturity date x/x/xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer	Field: Foreclosure Contested Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per comments foreclosure was contested. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xx Variance %: -xx.xxx% Comment: Reviewer updated per documents found in BOX Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27935108	xx	712	Not Applicable	27.078%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$1,071.33	xx/xx/xxxx	Financial Hardship	According to updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment has not been completed as the assignment of mortgage is currently with xx,   instead of the current assignee xx
There is one state tax lien against the name of borrower in the amount of $xx.xx which was recorded on   in favor of xx
The combined annual taxes of xx have been paid total in the amount of $ $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx with interest rate of x.xx% for the due date of x/x/xx. The next due date is x/x/xx. The current UPB is xx	Collections Comments:According to the servicing comments the loan is in active bankruptcy. Borrower had filed bankruptcy under chapter-xx with the xx . POC was filed by xx, onxx/xx/xxxxin the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. As per plan dated the debtor shall pay arrearage with the monthly payment of $x,xxx.xx.

According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney onxx/xx/xxxxThe complaint was filed onxx/xx/xxxxThe sale was scheduled onxx/xx/xxxxut the foreclosure was put on hold due to the bankruptcy filed by borrower onxx/xx/xxxxThe loan is in active bankruptcy. No further details have been found regarding the foreclosure.

The loan is in delinquency for xx months. The last payment was received onxx/xx/xxxxn the amount of $x,xxx.xx with interest rate of x.xx% for the due date of x/x/xx. The next due date is x/x/xx. The current UPB is $xxx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date ofxx/xx/xxxxetween “xx
The new principal balance is $xxx,xxx.xx and the borrower had given promise to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xx and ends with the maturity date of x/x/xx.

Foreclosure Comments:According to the servicing comments and documents the foreclosure was initiated in the loan and the file was referred to attorney onxx/xx/xxxxThe complaint was filed onxx/xx/xxxxThe sale was scheduled onxx/xx/xxxxut the foreclosure was put on hold due to the bankruptcy filed by borrower onxx/xx/xxxxThe loan is in active bankruptcy. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the xx POC was filed by xx, onxx/xx/xxxxin the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. As per plan dated the debtor shall pay arrearage with the monthly payment of $x,xxx.xx.	The Fixed Loan Modification agreement was made on an effective date ofxx/xx/xxxxetween “xx
The new principal balance is $xxx,xxx.xx and the borrower had given promise to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xx and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure HUD-x Closing Statement Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: used term per note   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: used address per note Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Hence the point and fees are updated from itemization located at xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as this loan failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file. Hence appraisal value considered from underwriting transmittal located at xx
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "Final HUD-x is missing from the loan file. Hence the point and fees are updated from itemization datedxx/xx/xxxxocated at xx However note date isxx/xx/xxxx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85072969	xx	Unavailable	Not Applicable	43.602%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$820.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. As there is no assignment done by xx
The combined annual taxes for the year of xx have been paid in the amount of $xx.xx. The school annual taxes for the year of xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in the collection. The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed on xx/xx/xxxxThe comment dated x/x/xx states that the foreclosure sale was scheduled on x/x/xx. However, the foreclosure was put on hold due to loss mitigation.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xx.
The loan modification agreement was made on xx/x/xx between the borrower xx  The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xx till maturity date of xx/x/xx. The New Principal Balance stated in the modification is $xxx,xxx.xx
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed on xx/xx/xxxxThe comment dated x/x/xx states that the foreclosure sale was scheduled on x/x/xx. However, the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/x/xx between the borrower xx The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xx till maturity date of xx/x/xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Credit Report Missing Dicsloures Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xxFargo |---| |----| Comment: Unable to determine. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Maturity terms xxx months.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address xxx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test is fail.
TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$x,xxx.xx
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$x,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx   state. The following state disclosures are missing from the loan file.
xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx  Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre-application
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx  Real Property Escrow Account Disclosure
Sub-prime Home Loan Counseling Disclosure
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Sub-prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67384243	xx	Unavailable	Not Applicable	22.450%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$1,432.69	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with "xx,   However, the current assignment should have been with "xx
No active mortgages, liens, and judgments were found against the subject property or the borrower.
No prior year delinquent taxes have been found. x installment of County taxes for the year xx is due on   in the amount of   x installment of xx
As per the review of payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for payment is x/x/xx. The last payment was received on x/x/xx in the amount of $x,xxx.xx which was applied for due date x/x/xx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xxwith an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. As per the payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for payment is x/x/xx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xxwith an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
According to servicing comment dated xx/xx/xxxxthe borrower did not qualify for the modification due to failure of maxxxrd trial payment.
Hardship: Borrower had some medical reason; however, he has started worxxagain. The borrower intends to retain the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxxnd the complaint was filed onxx/xx/xxxxThe foreclosure sale was scheduled forxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower filed bankruptcy on x/x/xx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx . The POC was filed on x/x/xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. As per the proposed chapter xx plan, the debtor shall pay the trustee $xxx for xx months under Chapter xx. There is no comment indicating a cram down.	The loan was modified on xx/x/xx between the borrowers xx The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/x/xx. The maturity date as per modification is xx/x/xx. This loan was modified once.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: This is Chapter-xx bankruptcy. Hence, the Reaffirmation is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: x/x/xx   Tape Value: xx/x/xx   Variance: -xxx (Days)   Variance %:    Comment: The Note reflects the First Payment date as x/x/xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: x.xxx%   Comment: The Original Note reflects the Loan Maturity Term in Months as xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: -x (Days) Variance %: Comment: The lis pendens was filed onxx/xx/xxxx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test. Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test. Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx  state. The following state disclosures are missing from the loan file:  x. xx  Notice of Right to Discontinue Escrow x. Interest Rate or Discount Point Agreement x. Conditional Qualification/Approval Disclosure x. Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1888796	xx	Unavailable	Not Applicable	55.866%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$52,639.48	4.000%	$513.33	xx/xx/xxxx	Financial Hardship	Review of updated title report datedxx/xx/xxxxhows subject mortgage was originated on xx

The chain of assignment is incomplete. The assignment was transferred from xx

Currently the assignment is with xx

There is junior mortgage was originated on   xx

There are three active judgments against the borrower:

First is civil judgment against xx

Second is civil judgment against xx

Third is civil judgment against xx

x half taxes of town for xx have been paid off in the amount of $x,xxx.xx on

x half taxes of town for xx have been paid off in the amount of $x,xxx.xx on

No any prior year taxes are delinquent as per updated title report.
According to payment history as ofxx/xx/xxxxthe borrower is delinquent for xx months and next payment due date was for xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx/x/xx. The UPB is reflected in payment history in the amount of $xx,xxx.xx with the deferred balance of the modification in the amount of xx and the amount of arrearage is xx	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/x/xx. The debtor "xx " had filed for bankruptcy under chapter-xx with the xx The date of last filing bankruptcy is The plan was confirmed onxx/xx/xxxxThe POC was filed on the POC amount is xx and the arrearage amount is $xx,xxx.xx. Motion for relief is not filed. Under amended chapter-xx plan debtor was committed to pay to the arrearage in the amount of $xx,xxx.xx was committed to pay in the amount of $xxx.xx for xx months and the secured claim that come due on and after the date of the order for relief.
The foreclosure proceedings were initiated in a loan and referring it to Attorney onxx/xx/xxxxnd summons and complaint was filed on x/x/xx. According to servicing comment dated x/x/xx, the foreclosure sale scheduled on x/x/xx; however, the servicing comment datedxx/xx/xxxxtated that the inbound call from authorized which is regarding foreclosure sale date, where there was active forbearance and it showed that the sale date was x/x/xx, but not sold on x/x/xx. The foreclosure was placed on hold due to loss mitigation and as per servicing comments datedxx/xx/xxxxthe hold end onxx/xx/xxxxwhich has changed xx/xx/xxxxAccording to the servicing comments dated xx/xx/xxxxhe project hold end on xx/x/xx, has to change on xx/x/xx. Also the borrower had filed bankruptcy on xx/xx/xxxxnder chapter-xx. No further details are available about FC in given servicing comments.
According to payment history as ofxx/xx/xxxxthe borrower is delinquent for xx months and next payment due date was for xx/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx which was applied for the due date of xx/x/xx. The UPB is reflected in payment history in the amount of $xx,xxx.xx with the deferred balance of the modification in the amount of $xx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
The reason for default was curtailment of income. As per collection comments datedxx/xx/xxxxthe Skip trace was started. According to the servicing comments dated xx/xx/xxxxthe occupancy is primary residence and the property condition is fair. According to the servicing comments dated xx/xx/xxxxthe subject property didn’t implant by a disaster, also there is no damage and repairs have been found latest xx months servicing comments.

Foreclosure Comments:The foreclosure proceedings were initiated in a loan and referring it to Attorney onxx/xx/xxxxnd summons and complaint was filed on x/x/xx. According to servicing comment dated x/x/xx, the foreclosure sale scheduled on x/x/xx; however, the servicing comment datedxx/xx/xxxxtated that the inbound call from authorized which is regarding foreclosure sale date, where there was active forbearance and it showed that the sale date was x/x/xx, but not sold on x/x/xx. The foreclosure was placed on hold due to loss mitigation and as per servicing comments datedxx/xx/xxxxthe hold end onxx/xx/xxxxwhich has changed xx/xx/xxxxAccording to the servicing comments dated xx/xx/xxxxhe project hold end on xx/x/xx, has to change on xx/x/xx. Also the borrower had filed bankruptcy on xx/xx/xxxxnder chapter-xx. No further details are available about FC in given servicing comments.
Bankruptcy Comments:According to the PACER, the debtor "xx " had filed for bankruptcy under chapter-xx with the xx The plan was confirmed onxx/xx/xxxxThe POC was filed on x/x/xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. Motion for relief is not filed. Under amended chapter-xx plan debtor was committed to pay to the arrearage in the amount of $xx,xxx.xx was committed to pay in the amount of $xxx.xx for xx months and the secured claim that come due on and after the date of the order for relief.	Loan Modification agreement was made between borrower " xx. The borrower had given a promise to pay the UPB in the amount of $xxx,xxx.xx with interest rate of x.xxx% and the P&I of $xxx.xx with fixed amortization and the first payment was begin from xx/x/xx and ends with the maturity date of xx/x/xx.
The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx/x/xx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Current Servicer (enumerated) is Federal National Mortgage Association. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: Principal balance stated in MOD is $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -xx.xxx% Comment: Unpaid current principal balance (UPB) per payment history is $xxx.xx instead of $xxxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" due to TILA finance charge test fail & Foreclosure rescission finance charge test fail.
TILA Finance Charge Test: The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
xx Borrower's Bill of Rights
xx Consumer Caution and Homeownership Counseling Notice
x.    Choice of Insurance Agent"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96503509	xx	Unavailable	Not Applicable	31.453%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.990%	$369.78	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx
There are junior mortgage and a mechanic lien against the borrower.
The junior mortgage was originated on   for the amount for $xx,xxx.xx with lender xx
The mechanic lien was recorded on   for the amount of $xx.xx in the favor of xx
Annual School and County taxes are paid in the amount of $xx.xx. No prior delinquency has been found.
According to the payment history as of xx the borrower has been delinquent for xx months and the next due date xx. The last payment was received on xx for the amount of $xxx.xx(PITI) which was applied to xx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The UPB is reflected in payment history for the amount of xx	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx the borrower has been delinquent for xx months and the next due date xx. The last payment was received on xx for the amount of $xxx.xx(PITI) which was applied to xx. The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The UPB is reflected in payment history for the amount of $xx,xxx.xx.
The foreclosure doc located at xx  the process of foreclosure has been initiated, the file was referred to an attorney on xx   and the sale date was scheduled on xx. However, no further comments have been found regarding the foreclosure.
The borrower xx  and the plan was confirmed on xx. The POC was filed on   the amount of POC is xx  and the arrearage amount is $xx,xxx.xx.
The loan has been modified since the origination. The modification agreement was made between the lender xx,     and the borrower xx on xx, the new principal balance as per mod is $xx,xxx.xx. The first payment was due on xx and the maturity is xx.The modified P&I $xxx.xx with an interest rate of x.xxx%. The modification does not contain balloon payment.
The reason for default as per servicing comments is curtailment of income.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The foreclosure doc located at xx  the process of foreclosure has been initiated, the file was referred to an attorney on xx   and the sale date was scheduled on xx. However, no further comments have been found regarding the foreclosure. As the borrower xx  and the plan was confirmed on xx.
Bankruptcy Comments:The borrower xx and the plan was confirmed on xx. The POC was filed on the amount of POC is xx and the arrearage amount is $xx,xxx.xx. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xx.xx commencing from xx till xx for the total xx months term.	The modification agreement was made between the lender xx, A. and the borrower xx , the new principal balance as per mod is $xx,xxx.xx. The first payment was due on xx and the maturity is xx.The modified P&I $xxx.xx with an interest rate of x.xxx%. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: xxFargo & Company   Tape Value: xxFargo   Variance:    Variance %:    Comment: noted   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: noted see mod and origianl note   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $xx.xx Variance %: x.xxx% Comment: THe latest PH shows the UPB as $xx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82273999	xx	644	Not Applicable	33.771%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$594.55	xx/xx/xxxx	Financial Hardship	As ofxx/xx/xxxxhows subject mortgage was originated on xx.
According to the updated title report dated   there are total x utility liens against the subject property in the total amount of $x,xxx.xx filed by the xx
The property is located in xx
x. First notice of claim of lien was filed on xx
x. Second notice of claim of lien was filed on xx
x. Third notice of claim of lien was filed on xx
x. Fourth  notice of claim of lien was filed on xx
x. Fifth notice of claim of lien was filed on xx
x. Sixth notice of claim of lien was filed on xx
x. Seventh  notice of claim of lien was filed on   under xx
x. Notice of claim of lien was filed on   under xx in the amount of $xxx.xx

Property taxes are current.

The Payment History dated as ofxx/xx/xxxxeveals that the borrower has been delinquent from x/x/xx till date. The last payment was received on x/x/xx in the amount of $xxx.xx and it was applied for the due date x/x/xx. The current P&I is $xxx.xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx	Collections Comments:The loan is active in bankruptcy and next payment is due for x/x/xx.

The RFD is due to illness of the borrower.

As per servicing comment dated xx/xx/xxxxthe foreclosure sale scheduled      was rescinded  due to bankruptcy filed by the borrower under chapter xx on x/x/xx.
No evidence of damage to the property has been found in the recent xx months of servicing comments.

Foreclosure Comments:The foreclosure was initiated by filing the complaint on x/x/xx.
As per servicing comment dated xx/xx/xxxxthe foreclosure sale scheduled for x/x/xx  was rescinded due to bankruptcy filed by the borrower under chapter xx on x/x/xx.
Bankruptcy Comments:The Borrower had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx/xx/xxxx The modified plan was filed by the debtor onxx/xx/xxxxhich states that the ongoing payments would be made by the trustee. This modified plan was granted on x/x/xx. As per servicing comment datedxx/xx/xxxxthe debtor is current with the trustee for post-petition mortgage payments.	The new principal balance per modification is in the amount of $ xxx,xxx.xx, to be paid at the rate of x.xxx % beginning from x/x/xx to the stated maturity date x/x/xx. The is a step rate first for xx months, then xx months and finally xxx months. The borrower promises to pay the UPB plus interest to the Lender.	Field: First Payment Date Loan Value: xx/x/xx Tape Value: x/x/xx |---| -xx (Days) |----| Comment: As per tape data first payment date is x/x/xx, however according to collection comment it is xx/x/xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxx%   Comment: Original maturity term was xxx months, after modification it is xxx months   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per tape data property postal code is xxx, however according to collection comment it is xxx.   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per PUD rider, the property is part of planned unit development. Tape Source: Initial Tape Type:	x: Curable		* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by borrower."	* Settlement date is different from note date (Lvl x) "Settlement date is different from note date" * TIL not hand dated (Lvl x) "TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90293656	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.125%	$353.45	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx . However, it should be with xx
There is a junior mortgage in the favor of xx
There is a  junior mortgage in the favor ofxx
There is an IRS lien in the favor of xx
Annual installment of combined jurisdiction tax of xx has been paid in the amount of $x,xxx.xx on
No prior year delinquent taxes have been found.	According to the review of payment history as of x/x/xx, the borrower has been delinquent for xx months. The last payment was received on x/x/xx which was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of xx	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on x/x/xx which was applied for the due date of x/x/xx and the next due date for payment is x/x/xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.
As per the comment datedxx/xx/xxxxthe reason for default is   of income.
The loan modification agreement was made between (borrower) C xx,     onxx/xx/xxxxThe borrower promises to pay the new UPB in the amount of $xx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xx. The maturity is x/x/xx. There is no provision for the balloon payment.
The borrower xx . The date of the last filing isxx/xx/xxxxNo evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated x/x/xx shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx . As per the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. For the subject creditor the debtor pays only arrearage in the amount of $x,xxx.xx with monthly installment of $xxx.xx. The POC was filed by xx, . on with claim amount of $xx,xxx.xx and an arrearage in the amount of $x,xxx.xx. The date of the last filing is x/xx/xx.	This loan modification agreement was made between (borrower) xx, onxx/xx/xxxxThe borrower promises to pay the new UPB in the amount of $xx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xx. The maturity is x/x/xx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per note, property postal code is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/xx Tape Value: xx/x/xx Variance: xxx (Days) Variance %: Comment: As per modification, stated maturity date is x/x/xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the first lien lender fees test due to one of the following findings:"
* ComplianceEase State Regulations Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

First Lien Lender Fees Test: FAIL Loan Data $xxx.xx  Comparison Data $xxx.xx Variance +$xxx.xx
This loan failed the first lien lender fees test due to one of the following findings: The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx,xxx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $xx,xxx and the loan charges a lender fee."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

First Lien Lender Fees Test: FAIL Loan Data $xxx.xx  Comparison Data $xxx.xx Variance +$xxx.xx
This loan failed the first lien lender fees test due to one of the following findings: The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx,xxx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $xx,xxx and the loan charges a lender fee."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure.
x. Credit Property Insurance Disclosure.
x. Fee Agreement.
x. Priority of Security Instrument Disclosure.
x. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27354257	xx	742	Not Applicable	74.686%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$153.39	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxtates that the subject mortgage was originated on xx
As per report the property is currently vested in the name of xx mortgage is with xx,   which was recorded on   However, the assignment is missing to   xx

As per report the borrower xx

There is a judgment active against in the amount of $x,xxx.xx which was recorded on xx
The annual county taxes for year xx are due in the amount of $xx.xx.
No delinquent taxes have been found for the prior years.
The review of payment history as of dated xx/xx/xxxxhows that borrower is delinquent for xx months. The delinquency period was started from xx/xx/xxxxo as of xx/xx/xxxxThe next payment is due on xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx with the interest rate of xx which was applied for the due date of xx/xx/xxxxThe current unpaid principal balance is in the amount of xx	Collections Comments:As per collection comments the loan is in active bankruptcy. The borrower is delinquent xx months. The delinquency period was started from xx/xx/xxxxo as of xx/xx/xxxxThe next payment is due on xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx with the interest rate of x.xx% which was applied for the due date of xx/xx/xxxxThe current unpaid principal balance is in the amount of $xx,xxx.xx. The loan was modified on xx/xx/xxxxnd a new principal balance is $xx,xxx.xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning onxx/xx/xxxxith a new maturity date of xx/xx/xxxx The rate changes in x steps ending at x.xxx% with P&I in the amount of $xxx.xx.

As per collection comments the loan is in foreclosure. The foreclosure was referred to attorney on xx/xx/xxxxThe complaint was filed on xx/xx/xxxxThe sale was scheduled on xx/xx/xxxxThe foreclosure was placed on hold due to the borrower has filed the bankruptcy under chapter-xx on xx

Borrower has filed Bankruptcy under chapter-xx on xx . The POC was filed on   As per POC the claim is in the amount of xx  and the arrearage is in the amount of $xx,xxx.xx. The plan was confirmed on xx/xx/xxxxAs per plan the debtor would pay prepetition Arrearage amount $xx,xxx.xx by monthly payment in the amount of $xxx.xx to trustee. The debtor shall continue to make all payments to the creditor directly pursuant to the terms of the contract.The motion for relief was not filed. The Date of Last Filing is xx/xx/xxxx

Foreclosure Comments:As per collection comments the loan is in foreclosure. The foreclosure was referred to attorney on xx/xx/xxxxThe complaint was filed on xx/xx/xxxxThe sale was scheduled on xx/xx/xxxxThe foreclosure was placed on hold due to the borrower has filed the bankruptcy under chapter-xx on xx/xx/xxxxith the case# xx-xxx.
Bankruptcy Comments:xx (Debtor) has filed Bankruptcy under chapter-xx on xx/xx/xxxxith the xx The POC was filed on xx/xx/xxxxAs per POC the claim is in the amount of $xx,xxx.xx and the arrearage is in the amount of $xx,xxx.xx. The plan was confirmed on xx/xx/xxxxAs per plan the debtor would pay prepetition Arrearage amount $xx,xxx.xx by monthly payment in the amount of $xxx.xx to trustee. The debtor shall continue to make all payments to the creditor directly pursuant to the terms of the contract.The motion for relief was not filed. The Date of Last Filing is xx/xx/xx.	The loan was modified with an effective date of xx/xx/xxxxnd a new principal balance is $xx,xxx.xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning onxx/xx/xxxxith a new maturity date of xx/xx/xxxx The rate changes in x steps ending at x.xxx% with P&I in the amount of $xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx               Variance:    Variance %:    Comment: Borrower last name is     Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Current servicer is     Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xx Variance %: -xx.xxx% Comment: Loan original maturity term is xxx months. Tape Source: Initial Tape Type:	x: Curable	* Property is Manufactured Housing (Lvl x) "The subject property is a Manufactured home and the serial xx is available in the recorded copy of the subject mortgage and no manufactured home affidavit of affixation is attached with the mortgage copy. But as per updated title report located at”xx , manufacture home is now affixed to the real property and has become part of the real estate. The final Title policy is available in the loan file that doesn’t have -x for manufactured home. The appraisal report at origination is showing that the subject property is manufactured home."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Is Moderate as this loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.TILA Finance Charge Test, Loan data $xx,xxx.xx comparison data $xx,xxx.xx and variance is -$xxx.xx."
* DTI > xx% (Lvl x)     "As per loan application the total income of borrower is $x,xxx.xx and Non-housing payment is $xxx.xx. Total debt for DTI is $x,xxx.xx. The total DTI is xx.xxx%."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosure is missing from loan file.
x) Choice of Insurer."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23361619	xx	Unavailable	Not Applicable	38.174%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.625%	$748.40	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is from  xx
There is one junior mortgage against the property in the favor ofxx
First installment town taxes for the year of xx have been paid on   in the amount of $x,xxx.xx and second installment taxes have been paid on   in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx The last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xx,xxx.xx.
The reason for the default of the borrower was an excessive obligation.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx  had filed bankruptcy under chapter-xx with the xx . As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for the period of xx months. The first x months in the amount of $x,xxx.xx and remaining xx months in the amount of $x,xxx.xx. The POC was filed on   with the POC amount of xx  and the amount of arrearage is $x,xxx.xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx/xx/xxxx

The step modification agreement was made on xx/xx/xxxxetween the borrower “ “xx, The new modified principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxxnd the maturity is dated xx/xx/xxxx

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No reaffirmation agreement has been found. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:  -xx    Tape Value: xx    Variance:    Variance %:    Comment: The borrower last name per note is xx    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure has not been initiated.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment: As   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xx.xxx% Comment: The loan maturity term as per the note is xxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20661274	xx	Unavailable	Not Applicable	42.417%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$810.02	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was xx, The chain of assignment is incomplete as no assignment has been found. However, the current assignee should be xx No active judgments or liens have been found. Second installment of xx county taxes is due in the amount of $xx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx in the amount of $x,xxx.xx that was applied for the due date of xxx. The next payment is due on xxx. As per payment history, the current UPB is xx	Collections Comments:The loan is active in bankruptcy. The debtor Michael Scott Muiznieks had filed the bankruptcy under chapter xx with case#xx-xxx on xx. As per chapter xx plan dated xxx,xx the debtor shall pay $xxx.xx to the trustee. The plan is not yet confirmed. The POC was filed on xx in the amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. As per comment & available documents, the foreclosure was initiated on loan in xx. As per document located at xx the foreclosure was referred to an attorney on xx. As per commentxxx, the foreclosure has been scheduled for xx. Later, the foreclosure was placed on hold due to bankruptcy. No further comments have been found. The borrower is not maxxpayments regularly. The borrower is delinquent for more than xxx days. The last payment was received on xx in the amount of $x,xxx.xx that was applied for the due date of xxx. The next payment is due on xxx. The loan modification agreement has been made between borrower and lender effective from xx. As per Modification document, borrower agreed to pay the loan with fixed interest rate of x.xxx % and P&I $xxx.xx. First payment was started from xx and the maturity date is xx. The reason for default is curtailment of income. The subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:The loan is active in foreclosure. As per comment dated xx, the foreclosure was referred to an attorney on xx. Later, the foreclosure was placed on hold due to loss mitigation. No further comments have been found regarding foreclosure.
Bankruptcy Comments:The debtor xx . As per chapter xx plan dated xxx, the debtor shall pay $xxx.xx to the trustee. The plan is not yet confirmed. The POC was filed on xx in the amount of xx and amount of arrearage is $xx,xxx.xx	The loan modification agreement has been made between borrower and lender effective from xx. As per Modification document, borrower agreed to pay the loan with fixed interest rate of x.xxx % and P&I $xxx.xx. First payment was started from xx and the maturity date is xx. The new modified principal balance is $xxx,xxx.xx.	Credit Report Transmittal (xx)	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Loan maturity term is xxx, tape shows xxx Tape Source: Initial Tape Type:	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan fails complianceEase Exception due to TRID Violation due to a fee increase on Final CD dated xx. LE dated xx reflects a Loan Amount (Points ) fee of $xxx.xx however,LE dated xx reflects Loan Amount (Points) at$ xxx.xx. This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* ComplianceEase Risk Indicator is   (Lvl x)     "TRID Violation due to a fee increase on Final CD dated xx. LE dated xx reflects a Loan Amount (Points ) fee of $xxx.xx however,LE dated xx reflects Loan Amount (Points) at$ xxx.xx.  This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
																								* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID fee violation for $xxx.xx due to fee increase greater than a xx% increase in “creditor's provider fees” in Section B for a Title-Closing Fee ($xxx.xx), Title-Exam($xxx.xx) and Title-Lender's Policy Fee ($xx.xx)."	* Missing credit report (Lvl x) "Credit report is missing from loan documents." * Transmittal (xx) is Missing (Lvl x) "U/W Transmittal is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67476511	xx	679	Not Applicable	37.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx/xx/xxxxthe subject mortgage was originated on xx
The chain of assignment is incomplete. The assignment was transferred from ‘xx
There is DOJ lien against the borrower xx
No prior year delinquent taxes have been found.
Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of xx and P&I is xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments: The comment dated xx/xx/xxxxhows that reason for default is borrower lost his job.
According to the collection comment dated xx/xx/xxxxthe property was damaged due to the hurricane on xx/xx/xxxxHowever,  the comment dated xx/xx/xxxxhows that estimated repair cost is $xx,xxx.xx and the nature of damages are $xx.xx for   $xxx.xx for the Roof and $xxx.xx for xx  But, the comments also reflect the home repair estimated completion xxx%. Further details regarding the damages are not available. Also, the latest BPO report is not available to verify the current status of the damages
Payment History dated xx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.xxx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.
..
No evidences have been found regarding foreclosure and bankruptcy filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xxFargo |---| |----| Comment: Current servicer, data provided is xxFargo however audit value is *Other/Not in List" Tape Source: Initial Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: x.xxx% Comment: Unpaid current principal balance per payment history, $xxx,xxx.xx however audit value is $xxx,xxx.xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx,xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA APR Test: FAIL : FAIL Loan Data: x.xxx% Comparison Data: xx.xxx% Variance: -xx.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State; however, required state disclosures are missing from loan file.
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82340031	xx	Unavailable	Not Applicable	31.420%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$886.30	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
There is an active junior mortgage in the amount of   which was recorded on xx
Annual City tax of xx has been paid on   in the amount of $xxx.xx.
Review of the payment history provided fromxx/xx/xxxxoxx/xx/xxxxeveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxxhich was applied for the due date of x/x/xx. The next due date is x/x/xx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on   The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx/xx/xxxxThe new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/x/xx. xx
Review of the collection comments state that the foreclosure was initiated and referred to attorney. Lis Pendens was filed on   Foreclosure was placed on hold due to borrower has filed bankruptcy under chapter xx xx  Currently foreclosure file is on hold due to active bankruptcy.
Borrower filed bankruptcy under chapter xx xx  Schedule D of voluntary petition dated xx/xx/xxxxhows amount of secured claim without deducting the value of collateral is xx  and value of collateral is xx  therefore the unsecured portion is $xx,xxx.xx. Chapter xx Plan was filed onxx/xx/xxxxhich was objected on xx/xx/xxxxxx  which states that the debtor shall pay $x,xxx.xx for xx months than $x,xxx.xx for xx months and debtor shall pay Current payment $x,xxx.xx per month through plan and subject arrearage claim will be paid in full through disbursements by the trustee. Original Order Confirming Chapter xx Plan was filed onxx/xx/xxxxhich states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per comment dated xx/xx/xxxxsubject property had damage and the cost of repairs is not available in the servicing comments also the type of damage is not mentioned in the comment. Comment dated xx/xx/xxxxhows that the borrower confirmed that the subject property is not damage.
As per comment dated x/x/xx, Borrower was deceased and the date of death is not available in the collection comments also no probate or death certificate is available in the loan file.
As per latest comment dated x/x/xx subject property is occupied by the owner.
Foreclosure Comments:Review of the collection comments state that the foreclosure was initiated and referred to attorney. Lis Pendens was filed onxx/xx/xxxxForeclosure was placed on hold due to borrower has filed bankruptcy under chapter xx xx  Currently foreclosure file is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower filed bankruptcy under chapter xx xx Schedule D of voluntary petition dated xx/xx/xxxxhows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is $xx,xxx.xx. Chapter xx Plan was filed onxx/xx/xxxxhich was objected on xx/xx/xxxxThe Amended Chapter xx Plan was filed on xx/xx/xxxxhich states that the debtor shall pay $x,xxx.xx for xx months than $x,xxx.xx for xx months and debtor shall pay Current payment $x,xxx.xx per month through plan and subject arrearage claim will be paid in full through disbursements by the trustee. Original Order Confirming Chapter xx Plan was filed onxx/xx/xxxxhich states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/xxxxThe new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which began on xx/xx/xxxxThe new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/x/xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx       Value:     Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Current servicer,Data provided is xxFargo however audit value is *Other/Not in List   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Loan original maturity term months,Data provided is xxx however audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value:xx/xx/xxxx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This is a Conventional Loan, LTV Exceeds xx%. However; xx  certificate is required which is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73105187	xx	Unavailable	Not Applicable	44.407%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$10,764.44	4.000%	$346.05	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx The chain of the assignment has not been completed. Currently, the assignment is with xx x) There is an active civil judgment against the borrower xx in the favor of xx The combined annual taxes for the year of xx have been paid in the amount of $xxx. The combined annual taxes for the year of xx have been paid in the amount of $xxx. The combined annual taxes for the year of xx have been paid in the amount of $xxx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrowers xx had filed for bankruptcy under chapter-xx with the xx The plan was confirmed on xx/xx/xxxxThe POC was filed on with the amount of claim is xx and the amount of arrearage is $x,xxx.xx. The motion for relief from stay was filed on xx/x/xx. As per order confirming chapter xx plan dated xx/xx/xxxxthe debtor shall pay to the trustee $xxx.xx per month until May xx; $xxx.xx per month beginning June xx until November xx; $xxx.xx per month beginning December xx. As per the schedule D of Voluntary Petition contains the amount of Claim without deducting the value of the collateral is $xx,xxx.xx value of the property is $xx,xxx.xx. However, the unsecured portion is $x,xxx.xx. There is no comment indicating for cramdown.
The foreclosure was initiated and the file was referred to an attorney on x/x/xx. The foreclosure complaint was filed onxx/xx/xxxxThe foreclosure sale was scheduled on x/x/xx. However, the foreclosure was put on hold as the borrowers x x x had filed for bankruptcy under chapter-xx with the xx
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xx.
The loan modification agreement was made on x/x/xx between the borrower xx . The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The deferred balance amount is $xx,xxx.xx and the interest-bearing amount is $xx,xxx. The New Principal Balance stated in the modification is $xx,xxx.xx.
As per servicing comments, unable to determine the reason for default.
The comment dated x/x/xx states that the subject property had water damaged on xx/xx/xxxxThe total estimated cost of repair is $xx. An insurance claim was filed with xx  The first draw amount was received in the amount of $xx. No further details have been found stating the completion of repairs. The latest property inspection report is not available in the loan file to determine current property condition.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/x/xx. The foreclosure complaint was filed onxx/xx/xxxxThe foreclosure sale was scheduled on x/x/xx. However, the foreclosure was put on hold as the borrowers xx
Bankruptcy Comments:The borrowers xx . The plan was confirmed on xx/xx/xxxxThe POC was filed onxx/xx/xxxxith the amount of claim is xx and the amount of arrearage is $x,xxx.xx. The motion for relief from stay was filed on xx/x/xx. As per order confirming chapter xx plan dated xx/xx/xxxxthe debtor shall pay to the trustee $xxx.xx per month until May xx; $xxx.xx per month beginning June xx until November xx; $xxx.xx per month beginning December xx. As per the schedule D of Voluntary Petition contains the amount of Claim without deducting the value of the collateral is xx value of the property is $xx,xxx.xx. However, the unsecured portion is $x,xxx.xx. There is no comment indicating for cramdown.	The loan modification agreement was made on x/x/xx between the borrower xx The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The deferred balance amount is $xx,xxx.xx and the interest-bearing amount is $xx,xxx. The New Principal Balance stated in the modification is $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $xxx.xx Variance %: xx.xxx% Comment: The principal balance stated in mod is $xx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. However the following state disclosure is missing from the loan file.
xx  Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,336.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7599827	xx	Unavailable	Not Applicable	40.818%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.875%	$512.38	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxshows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
There is an active civil judgment against the borrower xx
The combined annual taxes for the year of xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is active bankruptcy. The borrower had filed bankruptcy under chapter-xx with the xx The motion for relief from stay was filed onxx/xx/xxxxAccording to modify plan datedxx/xx/xxxxthe debtor shall pay $xxx for xx months and $xxx per month for the period of xx months. The proof of claim was filed onxx/xx/xxxxith the claim amount of $xx,xxx.xx and the amount of arrearage is $xx.xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxxThe foreclosure complaint was filed on xx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter-xx with the xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xx.
The loan modification agreement was made on x/x/xx between the borrower xx . The borrower promises to make a monthly payment is $xxx.xx with the interest rate of x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The New Principal Balance stated in the modification is $xx,xxx.xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxxThe foreclosure complaint was filed on xx/xx/xxxxHowever, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter-xx with the xx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the xx  The motion for relief from stay was filed onxx/xx/xxxxAccording to modify plan datedxx/xx/xxxxthe debtor shall pay $xxx for xx months and $xxx per month for the period of xx months. The proof of claim was filed onxx/xx/xxxxith the claim amount of $xx,xxx.xx and the amount of arrearage is $xx.xx.
The loan modification agreement was made on x/x/xx between the borrower xx The borrower promises to make a monthly payment is $xxx.xx with the interest rate of x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The New Principal Balance stated in the modification is $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xxx onxx/xx/xxxx Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: As per note loan maturity terms are xxx months.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file.
x.Agent Preference Disclosure
x.Casualty Insurance Disclosure
x.Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98362210	xx	Unavailable	Not Applicable	16.945%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
The combined annual taxes for the year of xx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year

The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx and the plan was confirmed on xx/xx/xxxxThe motion for relief from stay was filed onxx/xx/xxxxAccording to chapter xx plan datedxx/xx/xxxxhe debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxxith the claim amount of $xx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
The borrowers xx  had filed for bankruptcy under chapter-xx with the xx  and the plan confirmed on xx/xx/xxxxThe motion for relief from stay was filed onxx/xx/xxxxAccording to chapter xx plan datedxx/xx/xxxxthe debtor shall pay $xxx bi-weekly for the period of xx months. The proof of claim was filed onxx/xx/xxxxith the claim amount of $xx,xxx.xx and the amount of arrearage is $xx.xx. According to voluntary petition ( xx   the debtor intended to surrender the subject property. The scheduled value of the property at the time of filing was $xxx,xxx.
However, as per the latest Updated title report datedxx/xx/xxxxnd tax certificate records the borrower,xx is still the owner of the property.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed onxx/xx/xxxxThe foreclosure sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower xx  had filed bankruptcy under chapter xx with the xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received onxx/xx/xxxxn the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xx.
The comment datedxx/xx/xxxxtates that the litigation was filed onxx/xx/xxxxnd the foreclosure was put on hold. However, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure complaint was filed onxx/xx/xxxxThe foreclosure sale was scheduled onxx/xx/xxxxHowever, the foreclosure was put on hold as the borrower xx
Bankruptcy Comments:The borrower xx  under chapter xx with the case xx and the plan was confirmed on xx/xx/xxxxThe motion for relief from stay was filed onxx/xx/xxxxAccording to chapter xx plan datedxx/xx/xxxxhe debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxxith the claim amount of xx  and the amount of arrearage is $xx,xxx.xx.
The borrowers xx had filed for bankruptcy under chapter-xx with the xx  and the plan confirmed on xx/xx/xxxxThe motion for relief from stay was filed onxx/xx/xxxxAccording to chapter xx plan datedxx/xx/xxxxthe debtor shall pay $xxx bi-weekly for the period of xx months. The proof of claim was filed onxx/xx/xxxxith the claim amount of $xx,xxx.xx and the amount of arrearage is $xx.xx. According to voluntary petition xx , the debtor intended to surrender the subject property. The scheduled value of the property at the time of filing was $xxx,xxx.
However, as per the latest Updated title report datedxx/xx/xxxxnd tax certificate records the borrower, xx  is still the owner of the property.

Not Applicable	Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment: Unable to determine.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* xx FHA or xx missing and required (Lvl x) xx cert is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosure is missing from the loan file.
x. Choice of Insurer."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78478605	xx	Unavailable	Not Applicable	44.148%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report datedxx/xx/xxxxthe subject mortgage was originated xx
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx,   which was recorded on   However, it should have been with xx
No active judgments or liens have been found.
x installment County taxes of xx has been paid in the amount $x,xxx.xx.
x installment taxes of xx has been paid in the amount $x,xxx.xx.
No prior year's delinquent taxes have been found.

Review of the payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx, which was applied for x/x/xx. The current UPB taken as per the tape data is in the amount of xx	Collections Comments:
According to the servicing comments, the loan is in collections.

Review of the payment history as ofxx/xx/xxxxthe borrower has been delinquent for xx months and the next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx, which was applied for x/x/xx. The current UPB taken as per the tape data is in the amount of $xxx,xxx.xx.

Reason for default is an excessive obligation.

According to the servicing comment datedxx/xx/xxxxthe subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx The case was discharged on xx/xx/xxxx	Not Applicable	Credit Report Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Foreclosure Contested Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value: x/x/xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl x) "Final good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial truth in lending is not signed by borrower not even hand dated."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosures are missing from the loan file:
x. xx  Notice of Right to Discontinue Escrow.
x. Interest Rate or Discount Point Agreement.
x. Conditional Qualification/Approval Disclosure.
x. Insurance Disclosure."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91751730	xx	Unavailable	Not Applicable	42.476%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx/xx/xxxxhows the subject mortgage was originated xx
There is active judgment or liens found is as follows,
x: There is State Tax lien in the amount of xx
x: There is civil judgment in the amount of xx
x: There is Civil judgment in the amount of xx
x: There is civil judgment in the amount of xx
x: There is civil judgment in the amount of xx
Year xx-xx annual combined taxes in the total amount of $x,xxx.xx were paid off.
As per the review of payment history, the borrower is delinquent more than xx months. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied to xx/xx/xxxxThe next due date is xx/xx/xxxx As per payment history, the current UPB is being reflected in the amount of xx	Collections Comments:The collection comments dated on xx/xx/xxxxhows, The loan is currently in active bankruptcy and the borrower is delinquent more than xx months. The last payment was received on xx/xx/xxxxn the amount of $x,xxx.xx which was applied to xx/xx/xxxxThe next due date is xx/xx/xxxx As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.
As per doc xx  shows the foreclosure referred to attorney on xx/xx/xxxxnd complaint filed on xx/xx/xxxxComment dated xx/xx/xxxxhows foreclosure sale scheduled set on xx/xx/xxxxForeclosure judgment enters on xx/xx/xxxxForeclosure delay for the reason is borrower filed a Bankruptcy on xx/xx/xxxxSubject property occupied by owner with good condition no any repairs required.
Foreclosure Comments:As per doc xx shows the foreclosure referred to attorney on xx/xx/xxxxnd complaint filed on xx/xx/xxxxComment dated xx/xx/xxxxhows foreclosure sale scheduled set on xx/xx/xxxxForeclosure judgment enter on xx/xx/xxxxForeclosure delay for the reason is borrower filed a Bankruptcy on xx/xx/xxxxBankruptcy Comments:xx has filed bankruptcy under Chapter xx,xx and plan was confirmed on xx/xx/xxxxSchedule-D in Voluntary petition shows $xx,xxx.xx as unsecured portion out of claim amount xx No document or servicing comments have been found that indicates property had a cram down. According to chapter xx plan debtor shall pay to the trustee in the amount of $xxx.xx per month for the xx months. POC was filed on in the amount of xx with amount of arrearage $xx,xxx.xx.	Not Applicable	Credit Report Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No Discrepancies. Tape Source: Initial Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: -xx (Days)   Variance %:    Comment: No evidence of foreclosure proceedings in the file   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx-xxx Tape Value: xxx- xxx Variance: Variance %: Comment: Same. Tape Source: Initial Tape Type:	x: Curable	* Appraisal not dated (Lvl x) "No imaged in the loan file" * Missing Appraisal (Lvl x) "Not image in the file"	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the RESPA "Lender's Title Insurance" (xx) validation test.
The loan provides a value of $xxx.xx for "Lender's Title Insurance." However, the sum of all component fees, $xx.xx, does not equal the value entered for "Lender's Title Insurance." There is a difference of $xxx.xx.
If any "Lender's Title Insurance" component fees are provided to xx  then all component fees that contribute to the total "Lender's Title Insurance" should be provided and their sum must reflect the total xx  Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the xx

This loan failed the RESPA "Lenders Title Insurance" (xx) validation test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: Result: FAIL; Loan Data:  $xxx.xx; Comparison Data:  $x.xx; Variance: +$xxx.xx.

RESPA "Lender's Title Insurance" (xx) Validation Test: Result: FAIL.

This loan failed the xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
Discount points which may be labeled as an origination fee.

This loan failed the RESPA "Lender's Title Insurance" (xx) validation test.
The loan provides a value of $xxx.xx for "Lender's Title Insurance." However, the sum of all component fees, $xx.xx, does not
Equal the value entered for "Lender's Title Insurance." There is a difference of $xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33948483	xx	Unavailable	Not Applicable	34.189%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$56,713.19	3.625%	$772.08	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx/xx/xxxxeflects that the subject mortgage was originated on xx
No assignment has been found; however, the assignment should be with  xx
There is one active civil judgment against the borrower xx
First and second county taxes for the year of xx-xx have been paid on   and   respectively each in the amount of $xxx.xx and xxx.xx respectively.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxxThe last payment was received on xx/xx/xxxxin the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxxThe notice of lis pendency was filed with the foreclosure xx ; however, the foreclosure file was put hold as the borrower had filed bankruptcy under chapter xx on xx/xx/xxxxBankruptcy Comments:As per PACER report, the borrower xx . The POC was filed onxx/xx/xxxxith the secured claim of $xxx,xxx.xx and the amount of arrearage was $xx,xxx.xx. As per order confirmed plan, the debtor shall pay to the trustee the sum of $xxx.xx per monthly for months x through x, and the sum of $xxx.xx monthly for months x through xx, for a total period of xx months. The plan was confirmed onxx/xx/xxxxThe motion for relief was filed onxx/xx/xxxxThe date of the last filing of bankruptcy wasxx/xx/xxxx	The Loan modification agreement was made on xx/xx/xxxxbetween the borrower “xx ”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xxx%, beginning from xx/xx/xxxxill the maturity date of xx/xx/xxxx The new principle balance stated in the Modification is in the amount of $xxx,xxx.xx which includes a previously deferred principal balance in the amount of $xx,xxx.xx. The lender has a deferred amount of $xx,xxx.xx from the new principal balance. Hence, the interest-bearing amount is $xxx,xxx.xx. This modification does not contain any balloon provision.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/x/xx   Variance:    Variance %:    Comment: The mod maturity date per modification is xx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxx%   Comment: The principal balance per modification is $xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: The property type per appraisal report is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-xxx.xx Variance %: -xx.xxx% Comment: The UPB per payment history excluded the deferred balance is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx  state. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43234658	xx	Unavailable	Not Applicable	56.123%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$2,137.27	xx/xx/xxxx	Financial Hardship	Review of the updated title report datedxx/xx/xxxxeflects no liens or judgments against subject property. The subject mortgage is in x lien position.
The chain of assignment is not complete.  The original Lender of record is with xx,    There are no assignments found.  Missing  assignment to  xx
Modification signed date was
The Annual Tax Amount is $x,xxx.xx.  The xx taxes are paid.
Review of the payment history as ofxx/xx/xxxxeflects the loan is currently x months delinquent and due for the x/x/xx payment. The last funds were received in the amount of $x,xxx onxx/xx/xxxxnd were added with suspense funds to apply the July xx payment. The loan was just approved for a modification after the borrower successfully completed the x month trial payment plan. Awaiting the executed agreement back from the borrower. Once modified, the loan will be due for the x/x/xx payment. Currently, the UPB is xx rate is xx P&I xx and PITI is xx	Collections Comments:Review of the payment history as ofxx/xx/xxxxeflects the loan is currently x months delinquent and due for the x/x/xx payment. The last funds were received in the amount of $x,xxx onxx/xx/xxxxnd were added with suspense funds to apply the July xx payment. The loan was just approved for a modification after the borrower successfully completed the x month trial payment plan. Awaiting the executed agreement back from the borrower. Once modified, the loan will be due for the x/x/xx payment. Currently, the UPB is $xxx,xxx.xx, rate is x.x%, P&I $x,xxx.xx, and PITI is $x,xxx.xx.
The loan has been modified twice since origination; on x/x/xx with the latest onxx/xx/xxxxith a new principal balance of $xxx,xxx.xx to a fixed rate of x.x% and a P&I payment of $x,xxx.xx beginning x/x/xx until maturity date of x/x/xx.
Borrowers intentions are to retain the property and stated the RFD is curtailment of income.  The borrower was approved for a xx  with a x month trial payment plan with payments in the amount of $x,xxx.xx/month from x/x/xx - x/x/xx.  The borrower accepted the loan mod onxx/xx/xxxxnd made all x trial payments.  They were received on x/x/xx, x/x/xx, and x/x/xx.  The new mod terms are:  UPB $xxxk; rate x.x%; P&I payment $x,xxx.xx; term xxx months; xst payment due x/x/xx.  The loan modification was mailed out to the borrower onxx/xx/xxxxo be executed and notarized.  Onxx/xx/xxxxthe servicer called the borrower and advised the mod docs were sent to him and they provided him the notary phone number to contact and stated the loan modification will be completed once the executed and notarized modification docs are returned to them.
Servicing comments reflect   was granted on the prior bankruptcy on xx/x/xx.  The file was released back to foreclosure however foreclosure was closed and billed on xx/xx/xxxxs comments indicate that the file received a loan modification while it was in bankruptcy and foreclosure must be re-started.
Prior Chapter xx Bankruptcy xx was filed by the borrower, xx  and the plan was confirmed on xx/x/xx.  The Bankruptcy was dismissed on xx/xxxx for failure to make plan payments.  The bankruptcy was terminated onxx/xx/xxxx Servicing comments reflect that Motion for Relief was granted on xx/x/xx.
  completedxx/xx/xxxxeflects a value of $xxx,xxx.  Servicing comments do not reflect any damages to the subject property.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Servicing comments reflect   was granted on the prior bankruptcy on xx/x/xx.  The file was released back to foreclosure however foreclosure was closed and billed on xx/xx/xxxxs comments indicate that the file received a loan modification while it was in bankruptcy and foreclosure must be re-started.
Bankruptcy Comments:Prior Chapter xx Bankruptcy xx was filed by the borrower, xx and the plan was confirmed on xx/x/xx. The Bankruptcy was dismissed on xx/xxxx for failure to make plan payments. The bankruptcy was terminated onxx/xx/xxxx Servicing comments reflect that xx was granted on xx/x/xx.	The loan has been modified twice since origination; on x/x/xx with the latest onxx/xx/xxxxith a new principal balance of $xxx,xxx.xx to a fixed rate of x.x% and a P&I payment of $x,xxx.xx beginning x/x/xx until maturity date of x/x/xx.	Credit Report Missing Required Disclosures	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No Discrepancy. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: The loan original maturity term months per the Note is xxx. The loan has been modified since origination.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx-xxx Tape Value: xx-xxx Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrowers."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "Missing List of Service Providers from the file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x Settlement date is x/x/xx is different from note datexx/xx/xxxx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65049458	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$537.39	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of xx	Collections Comments:The loan is in collections. Review of the payment history available from x/x/xx toxx/xx/xxxxtates that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xx and the next due date is x/x/xx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
According to the PACER report, the debtor had filed the bankruptcy under the chapter-x xx  The debtor was discharged on xx/xx/xxxxnd case was terminated on xx/xx/xxxx

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:BAccording to the PACER report, the debtor had filed the bankruptcy under the chapter-x xx . The debtor was discharged on xx/xx/xxxxnd case was terminated on xx/xx/xxxx	Loan Modification agreement was made between borrower and lender on effective date ofxx/xx/xxxxThe borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx % with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xx and ends with the maturity date of x/x/xx.
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Foreclosure Contested Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Per Note   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xx application along with transmittal is missing in the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following state disclosures are missing from the loan file:
x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24833488	xx	Unavailable	Not Applicable	27.643%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$377.28	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated on xx The chain of the assignment has been completed. The current assignment is with xx, There a civil judgment in the amount of $xx.xx in favor of xx
The annual installments of county taxes for the year xx have been paid in the amount of $xxx.xx. The annual installments of school taxes for the year xx are paid in the amount of $xx.xx. The current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for x/x/xx. The last payment was received on x/x/xx, in the amount of $xxx.xx, which was applied for x/x/xx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is xx and PITI is xx with the interest rate of xx

Collections Comments:The review of comment history states that the loan is in collection.
According to comment history dated xx/xx/xxxxthe reason for default is illness of borrower. The property has been occupied by the owner himself. The comment history datedxx/xx/xxxxhows that the property is damaged due to wind. The xx The current status of the repair is not found. The amount of damage and nature of damage has not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on x/x/xx, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xx,xxx.xx at the interest rate of x.xxx % with the modified P&I of $xxx.xx.
The first payment date was due on x/x/xx and the new maturity date is x/x/xx.
No deferred balance has been stated.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Foreclosure Contested Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/x/xx   Tape Value: xx/x/xx   Variance: xx (Days)   Variance %:    Comment: The maturity date is x/x/xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property is a PUD - PUD Rider signed at closing Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx  The following required State Disclosure is missing in the loan file.
xx  Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10803901	xx	Unavailable	Not Applicable	30.778%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$406.56	xx/xx/xxxx	Financial Hardship	The Updated title report datedxx/xx/xxxxhows the mortgage was originated onxx current assignment is with xx, There is a civil judgment in the amount of $xx.xx in favor of xx	The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xx. The last payment was received on xx/xx/xxxxin the amount of $xxx.xx, which was applied for x/x/xx. The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. As per comment history datedxx/xx/xxxxthe reason for default is the borrower's trustee had not disbursed since xx/xx/xxxxThe property has been occupied by the owner himself.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney onxx/xx/xxxxThe foreclosure process was kept on hold because of active bankruptcy fromxx/xx/xxxx
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the xx  The plan was confirmed on xx/xx/xxxxThe POC was filed onxx/xx/xxxxthe amount of claim is $xx,xxx.xx and amount of arrearage is $x,xxx.xx, under chapter xx, the debtor shall pay to the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx  and the value of property is $xx,xxx out of which $xx is unsecured.
There is no any evidence of cram down.

The modification agreement was done on x/x/xx, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xx,xxx.xx at the interest rate of x.x% with the modified P&I of $xxx.xx.
The first payment date was due on x/x/xx and the new maturity date is x/x/xx.
There is no deferred balance has been stated.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment: The bankruptcy filing date isxx/xx/xxxx  Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: The original maturity date months are xxx. Tape Source: Initial Tape Type:	x: Curable	* xx FHA or xx missing and required (Lvl x) "This is conventional loan the LTV at origination is xxx%. The lender require mortgage insurance. However the mortgage insurance certificate is missing from loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Result: FAIL; Laon Data:  x.xxx% ; Comparison Data: x.xxx%; Variance:  -x.xxx%.

This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing  from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
xx  Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97802169	xx	Unavailable	Not Applicable	11.533%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$375.65	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx/xx/xxxxhows that the subject mortgage was originated onxx
The chain of assignment is incomplete. Currently assignment is with ‘xx

The combined annual taxes have been paid off in amount of $x,xxx.xx.
No delinquent taxes have been found.

The Payment History datedxx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for xx months. The last payment was received with interest rate of xx and P&I is xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of xx
Collections Comments:As per comment dated xx/xx/xxxxsubject property is in good condition. No visible damages/repairs have been found. The comment dated xx/x/xx shows that subject property is occupied by owner.

The Payment History datedxx/xx/xxxxeveals that the borrower has been the delinquent from xx/xx/xxxxo till date. The delinquency has been done for xx months. The last payment was received with interest rate of x.xxx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxxThe payment history reflects current unpaid principal balance is in the amount of $xx,xxx.xx.

Review of loan file and collection comment stated that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/xxxxAs per tape data complaint was filed on xx/xx/xxxxDocument xx shows that foreclosure sale scheduled on date xx/xx/xxxxnd also comment dated xx/xx/xxxxeflects Bid approved with property valuation amount is $xxx,xxx.xx. But it was canceled due to bankruptcy case was entered on xx/xx/xxxxnder case xx. Currently loan is in active   case. No further information is available about foreclosure filing.

Foreclosure Comments:Review of loan file and collection comment stated that the foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/xxxxAs per tape data complaint was filed on xx/xx/xxxxDocument xx shows that foreclosure sale scheduled on date xx/xx/xxxxnd also comment dated xx/xx/xxxxeflects Bid approved with property valuation amount is $xxx,xxx.xx. But it was canceled due to bankruptcy case was entered on xx/xx/xxxxnder case xx. Currently loan is in active   case. No further information is available about foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by “xx under the chapter xx xx . Schedule D of voluntary petition dated xx/xx/xxxxhows that the amount of secured claim without deducting the value of collateral xx  and the value of collateral that supports this claim is xx  therefore; the unsecured portion is $x.xx.
The creditor ‘xx,   filed the POC on xx/xx/xxxxith secured claim amount of xx  unsecured amount is $x.xx and arrearage is $xx,xxx.xx. Amended plan entered on xx/xx/xxxxhows that debtor shall pay the payment $xxx.xx for x months and next payment $xxx.xx for xx months. This plan was confirmed on xx/xx/xxxxCurrently loan is in active bankruptcy.
xx Sandra L Lankford and Estate of Glenn J Hockett" and lender ‘xx, (Lender) effective date is xx/xx/xxxxThe first modified payment has been started on xx/xx/xxxxnd the new maturity date will be xx/xx/xxxxThe new modified unpaid principal balance is $xx,xxx.xx and interest bearing amount is $xx,xxx.xx. The Borrower made the last payment as per the modification terms with interest rate of x.xxx% and modified P&I $xxx.xx.
Previously loan was modified in xx.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxx%   Comment: Original maturity date was xxx months and the modification agreement had xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx xth Tape Value: xx Variance: Variance %: Comment: Property address is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Montana license validation test: The xx requires non-exempt mortgage lenders engaged in the business of maxxresidential loans to be licensed under the Act by October x, xx. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the xx  Consumer Loan Act or its corresponding Exemption Letter.The xx are not available for loans with a closing date before October x, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the xx  license validation test: The xx
maxxresidential loans to be licensed under the Act by October x, xx. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the xx  Consumer Loan Act or its corresponding Exemption Letter.The xx are not available for loans with a closing date before October x, xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40875093	xx	Unavailable	Not Applicable	34.209%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.250%	$851.52	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
There is an active civil judgment against the borrower xx
The combined annual taxes for the year of xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in the collection. The borrower had filed bankruptcy under chapter xx with the xx The debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is $xx,xxx.xx. The case was dismissed on x/x/xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure sale was scheduled on x/x/xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/x/xx.
The loan modification agreement was made on x/x/xx between the borrower   xx,   The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxxThe foreclosure sale was scheduled on x/x/xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx-xxx onxx/xx/xxxx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx and the plan was confirmed onxx/xx/xxxxThe debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed onxx/xx/xxxxith the claim amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The case was dismissed on x/x/xx.
The loan modification agreement was made on x/x/xx between the borrower xx payment of $xxx.xx with the interest rate of x.xxx% beginning from x/x/xx till maturity date of x/x/xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xxFargo |---| |----| Comment: Unable to determine. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: Maturity date term is xxx months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xx.xx Variance %: x.xxx% Comment: Current UPB is $xxx,xxx.xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx  state. The following state disclosure is missing from the loan file.
Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69594533	xx	Unavailable	Not Applicable	41.478%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$574.99	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx
Chain of assignment has not been Completed. Currently, the mortgage is with xx
There is a medical lien in the amount of $xx,xxx.xx which was recorded on xx in the favor of  xx
x and x installment taxes for the year of xx have been paid in the amount of $xx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx. The last payment was received on xx in the amount of $xxx.xx which was applied on xx. The UPB is xx The current P&I is xx and the PITI is xx	Collections Comments:The loan is currently in the bankruptcy payment is due for xx. The last payment was received on xx in the amount of $xxx.xx which was applied on xx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the xx As per the document located at “xx”. As per the bid document located at”xx , the bid was generated on xx and the sale was scheduled for xx. The borrower xx and Fc was placed on hold. The is unable to be determined. The property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:As per the document located at xx , the foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The proof of publication is located at”xx ”. As per the bid document located at” xx ”, the bid was generated on xx and the sale was scheduled for xx. The borrower xx  had filed bankruptcy under chapter xx with the cxx  was placed on hold.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx  had filed bankruptcy under chapter xx with the xx  The POC was filed on xx  with the secure amount as xx   and the arrearage amount is $xx,xxx.xx.
As per the order confirming plan filed on xxxx, the debtor shall pay the trustee the amount of $xx  monthly for x-x months and in the amount of $xx.xx for x-xx months.
The plan was confirmed on xx.
This loan modification agreement was signed between the borrower xx
The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx %, beginning from xx. The maturity is xx.
Affiliated Business Disclosure Credit Report	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Re-affirmation is not required in chapter xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxx% Comment: Per origination note term reflects xxx months. Tape Source: Initial Tape Type:	x: Curable	* Not all borrowers signed HUD (Lvl x) "The final HUD-x is available in the loan file. However, it is not executed by the borrower."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The loan was originated on xx and the settlement statement is dated xx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37488481	xx	Unavailable	Not Applicable	50.320%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.125%	$523.03	xx/xx/xxxx	Financial Hardship	The review of the updated title report datedxx/xx/xxxxhows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. As there is no assignment done by xx
The combined annual taxes for the year of xx have been paid in the amount of $xx.xx. The Utilities annual taxes for the year of xx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of xx till the due date of x/x/xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the xx and the plan was not confirmed. The debtor shall pay the total amount of $xx,xxx by paying $xx per month for the period of xx months. The proof of claim was filed onxx/xx/xxxxith the claim amount of xx and the amount of arrearage is $xx,xxx.xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/x/xx. The foreclosure sale was scheduled on x/x/xx. However, the comment datedxx/xx/xxxxtates that the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xx. The last payment was received on x/x/xx in the amount of $xxx.xx for the due date of x/x/xx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xx.
The loan modification agreement was made on xx/x/xx between the borrower Lisa M Ward and lender xx,   The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xx till maturity date of xx/x/xx. The New Principal Balance stated in the modification is $xx,xxx.xx.
As per servicing comments, unable to determine the reason for default.
The comment datedxx/xx/xxxxtates that the subject property had damaged due to flood. The subject property needs repairs. The total estimated cost of repair has not been provided. An insurance claim was not filed. The repairs are xx% completed. The following work has been completed. Floor baseboards drywall paint, interior doors removed and replaced also appliances in the kitchen have been replaced and plumbing. The work which still needs to be done includes the first bathroom and flooring second bathroom. Needs tube toilet vanity/cabinet need to be replaced. The property was under repairs. No further details of the repairs completed found. The latest property inspection report is not available in the loan file to determine current property condition.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/x/xx. The foreclosure sale was scheduled on x/x/xx. However, the comment datedxx/xx/xxxxtates that the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx  and the plan was not confirmed. The debtor shall pay the total amount of $xx,xxx by paying $xx per month for the period of xx months. The proof of claim was filed on xx  with the claim amount of xx  and the amount of arrearage is xx
The loan modification agreement was made on xx/x/xx between the borrower xx payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xx till maturity date of xx/x/xx. The New Principal Balance stated in the modification is $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Dicsloures Missing Required State Disclosures Mortgage Insurance	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xxFargo   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value: x/x/xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxx%   Comment: original term is xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx         Tape Value: xxx         Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* xx FHA or MIC missing and required (Lvl x) xx cert is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
xx Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Pre-closing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3339970	xx	Unavailable	Not Applicable	33.830%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$588.40	xx/xx/xxxx	Financial Hardship	According to Updated title report dated xx/xx/xxxxthe subject mortgage was originated on xx . The chain of assignment was not provided with updated title report. Currently, the mortgage is with original lender xx The assignment should be with xx . No active liens and judgments have been found. First installment county taxes of xx have been paid in the amount of $xx.xx and second installment taxes have been due in the amount of xx.xx which will due on xx/xx/xxxxNo prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxxthe borrower is currently delinquent for xx months and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy and next due date is xx/xx/xxxxThe last payment was received on xx/xx/xxxxn the amount of $xxx.xx which was applied for xx/xx/xxxxThe UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxxthe reason for default is reduction in income.
The loan has been modified on xx/xx/xxxxThe modification agreement was made between Borrower xx
The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale has been scheduled for xx/xx/xxxxHowever, the borrower xx  had filed bankruptcy under chapter xx with the case # xx-xxx on xx/xx/xxxxnd foreclosure put on hold. As per Notice of sale attached with the updated title report xx , the sale has been scheduled for xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale was cancelled. Further details are not available.
As per comment dated xx/xx/xxxxthe subject property is owner-occupied.
No comments have been found were indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale has been scheduled for xx/xx/xxxxHowever, the borrower xx  had filed bankruptcy under chapter xx with the case xx and foreclosure put on hold. As per Notice of sale attached with the updated title report xx  the sale has been scheduled for xx/xx/xxxxAs per comment dated xx/xx/xxxxthe sale was cancelled. Further details are not available.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx-xxx on xx/xx/xxxxThe plan was confirmed on xx/xx/xxxxThe date of last filing is xx/xx/xxxxThe POC was filed by xx, on xx/xx/xxxxith the secured claim amount of $xxx,xxx.xx and the arrearage is $xxx.xx. According to chapter xx plan dated xx/xx/xxxxthe debtor shall pay the trustee $xx.xx monthly for xx months. As per Notice of xx	This modification agreement was made between Borrower xx on xx/xx/xxxxhe reason for modification is financial hardship. As per the modified terms, new principal balance is $xxx,xxx.xx. Borrower promises to pay $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxxith a maturity date xx/xx/xxxxThere is no deferred balance and principal forgiven amount. The loan was previously modified on xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The bankruptcy was filed under chapter xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/x/xx   Tape Value:xx/xx/xxxx Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxx%   Comment: loan maturity terms are xxx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/xx/xxxx Variance: Variance %: Comment: S&C filing date is unable to determine. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* xx FHA or xx missing and required (Lvl x) "Final application shows monthly xx payment is $xxx.xx. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
x.Construction Lien Disclosure
x.Mortgage Loan Servicing Disclosure
x.Choice of Insurance Notice
x.Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "Home has been affixed to the permanent foundation.
According to the appraisal report located at “xx”, the type of subject property is a manufactured home. As per the Manufactured Home rider located at xx _Security Instrument Rider_xx ” the manufactured home was permanently affixed.  The xx  mentioned on the Manufactured Home application located at “xx . The same document reflects the home has been affixed. The manufacture Home endorsement attached with the final title policy located at “xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Note, note date is xx However, final HUD-x reflects the settlement date is xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88357671	xx	Unavailable	Not Applicable	27.094%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$414.03	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage xx There is an active Credit Card judgment against the borrower in the amount of xx which was recorded on xx in favor ofxx Annual Combined tax of xx has been paid on xx in the amount of xx.	Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the that borrower has been the delinquent for xx months. The last payment was received in the amount of $xx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made between the borrower and Lender on x/x/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xx.xx which began on x/x/xxxx. The new principal balance is $xx  The interest bearing amount is $xx,xxx.xx and the maturity date is x/x/xxxx. Reason for Modification is Financial Hardship.
Review of the collection comments state that foreclosure was initiated and filed was referred to attorney onxx/xx/xxxx. As per comment datedxx/xx/xxxx foreclosure sale was scheduled for x/x/xxxx but, foreclosure file was placed on hold due to borrower filed bankruptcy under chapter xx cxx x/x/xxxx. Currently file is on hold due to active bankruptcy. As per comment datedxx/xx/xxxx sale was scheduled on x/x/xxxx but it was canceled due to active bankruptcy.
Borrower has filed bankruptcy under chapter xx xx . POC was filed onxx/xx/xxxx which shows that the amount of secured claim isxx  and the amount of arrearage is xx The Chapter xx Plan was filed on x/x/xxxx which was objected on x/x/xxxx. Later on Debtor file xst amended chapter xx plan on xx/x/xxxx which states that the debtor shall pay xx for x months than $x,xxx.xx for xx months and debtor shall cure subject arrears which is in the total amount of xx through plan. Order of confirming plan was filed on xx/xx/xxxx which states that the debtor first amended chapter xx plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per comment dated xx/xx/xxxx subject property had damage. Also the same comment shows that the roof, Air Vents Electrical has damaged and the cost of repair is $xxxx.x. As per latest comment datedxx/xx/xxxx, Home repair are completion xxx% (Estimated). But latest comment datedxx/xx/xxxx shows that the hurricane damaged siding and air conditioner and insurance would not cover this and the amount of damage is unable to determine. No more information has been found whether this damage has been repair or not.
As per latest comment datedxx/xx/xxxx subject property is occupied by the owner.
Foreclosure Comments:Review of the collection comments state that foreclosure was initiated and filed was referred to attorney onxx/xx/xxxx. As per comment datedxx/xx/xxxx foreclosure sale was scheduled for x/x/xxxx but, foreclosure file was placed on hold due to borrower filed bankruptcy under chapter xx case# xx-xxxx on x/x/xxxx. Currently file is on hold due to active bankruptcy. As per comment datedxx/xx/xxxx sale was scheduled on x/x/xxxx but it was canceled due to active bankruptcy.
																		Bankruptcy Comments:Borrower has filed bankruptcy underxx POC was filed onxx/xx/xxxx which shows that the amount of secured claim is xx and the amount of arrearage is xx The Chapter xx Plan was filed on x/x/xxxx which was objected on x/x/xxxx. Later on Debtor file xst amended chapter xx plan onxx $xx through plan. Order of confirming plan was filed on xx/xx/xxxx which states that the debtor first amended chapter xx plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xx.xx which began on xx. The new principal balance is xxThe interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Mortgage Insurance	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: 4/3/x0x4 Tape Value:xx/xx/xxxx Variance: x806 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 480 Variance: -xx0 Variance %: -x5.00000% Comment: original note data was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "This is conventional loan. However, the MI certificate is missing from the loan file." * Missing credit report (Lvl x) "Credit report is missing from loan documents." * Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,200.80	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7767735	xx	Unavailable	Not Applicable	37.143%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.250%	$496.87	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated xx
The chain of the assignment has not been completed. The latest assignment is with the lender Wells xx
There are two junior mortgages against the subject property which are as follows.
x. The first is in favor of x x x x in the amount of xx which was recorded on xx.
x. The second is in favor of Beneficial Homeowner Service Corporation in the amount of xx which was recorded on xx.
Annual school taxes for the year of xx have been paid on xx in the amount of xx.
Annual combined taxes for the year of xx have been paid on xx in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xx.xx, which was applied for the due date of xx. The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount ofxx
The reason for the default of the borrower was a curtailment of income. The borrower wants to retain his property.
The lender offered to the borrower three months of trial payment plan which starts from xx/xx/xxxx to xx/xx/xxxx with the monthly trial payment ofxx The borrower made all three months of trial payment.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/xxxx. The notice of lis pendency was filed by the creditor xx, N.A. with the foreclosure xx on xx/xx/xxxx and comment dated reveals that the foreclosure sale date was scheduled on xx/xx/xxxx; however, the foreclosure file was put on hold due to loss mitigation.

Bankruptcy Comments:According to the PACER, the borrowerxx  had filed bankruptcy under chapter-xx with the cxx  on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx  for the period of xx months for the total amount of $xx,xxx.xx to the trustee. The POC was filed on xx/xx/xxxx with the POC amount ofxx  and the amount of arrearage isxx . The Schedule-D in Voluntary petition shows $xx  as unsecured portion out of claim amountxx  The motion from the automatic stay was filed by the creditor xx, N.A. on xx/xx/xxxx as the debtor has failed to make the post-petition payments to the creditor; however, the motion to modified plan was filed on xx/xx/xxxx. The debtor shall pay to the trusteexx  for the xx months from the date of confirmation. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx/xx/xxxx.

The Loan modification agreement was made on xx, between the borrower “xx and the lender “xx, N.A.”. The borrower promises to make a monthly payment of $xx.xx with the rate of interest x.xx%, beginning from xx till the maturity date of xx. The new principle balance stated in the Modification is in the amount of xxNo, deferred amount has been found in the modification. Hence, the interest-bearing amount is xx; however, the borrower made the last payment in the amount of $xx.xx on xx as per the modification agreement which was located at "xxx_Security Instrument Modification_xx_xx.pdf".	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx0   Tape Value: xx   Variance: xx   Variance %: x0.0xx%   Comment: The loan original maturity date is xx0.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/x/x0xx   Tape Value: xx/x/x00x   Variance: xx (Days)   Variance %:    Comment: As per the latest modification, mod first payment date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: xx0   Tape Value: xx   Variance: xx   Variance %: xx.xx%   Comment: modification stated term is xx0.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx.xx   Tape Value: $x0xx.xx   Variance: $-xx.0x   Variance %: -xx.xx0xx%   Comment: As per the latest modification, mod UPB is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx0 Route x   Tape Value: xx0 NY x   Variance:    Variance %:    Comment: As per the note, property address street is xx0 Route x.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, property city is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/x0xx Tape Value: x/x/x0xx Variance: xx0 (Days) Variance %: Comment: The loan maturity date per latest modification is 0x/0xx0xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at xx . The following required state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.New York Real Property Escrow Account Disclosure
x.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL not hand dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84196206	xx	Unavailable	Not Applicable	35.831%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.375%	$398.92	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originatedxx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is IRS lien in the amount of $xx.xx which was recorded on xx and filed by IRS.
x. There is state tax lien in the amount of $xx.xx which was recorded on xx and was filed by xx
Annual taxes have been paid in the amount of $xx.xx.

Review of the payment history provided from x/x/xxxx toxx/xx/xxxx reveals that borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx on x/x/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.
Borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on x/x/xxxx.
Comment shows that the complaint was filed onxx/xx/xxxx.
Collection comment dated x/x/xxxx sows that the foreclosure sale was scheduled on x/x/xxxx but currently foreclosure process was put on hold due to borrower filed bankruptcy on x/x/xxxx.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
 Available servicing comment shows that the subject property is owner occupied and is in good condition.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on x/x/xxxx.
Comment shows that the complaint was filed onxx/xx/xxxx.
Collection comment dated x/x/xxxx sows that the foreclosure sale was scheduled on x/x/xxxx but currently foreclosure process was put on hold due to borrower filed bankruptcy on x/x/xxxx.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx  had filed bankruptcy under Chapter-xx Cxx  on x/x/xxxx and the plan was confirmed on xx/x/xxxx.
POC was filed onxx/xx/xxxx with the secured claim amount of xx  and the arrearage of xx
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xxxx.xx for x month and sum of $xxxx.xx for xx months.
Voluntary petition filed onxx/xx/xxxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The new principal balance is xxThe maturity date is xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy Evidence of Reaffirmation Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $0.00   Tape Value: $33x.53   Variance: $-33x.53   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 480 Variance: -xx0 Variance %: -x5.00000% Comment: Loan had 3 modifications Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "LTV is xxx.xx% which is greater than xx hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Commitment Requirement/Anti-Tying
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Pre closing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32584885	xx	702	Not Applicable	35.038%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$260.53	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the mortgage was originated on xx with loan amount xx
The chain of assignment is not complete.  The latest assignment isxx
No Judgements/Liens on title, xx, taxes are current.	The payment history as of x/x/xxxx reflects the loan is xx months delinquent and due for the xx/x/xxxx payment. The last payment was applied on x/x/xxxx to the xx/x/xxxx payment. The current rate is x%, P&I is $xxx.xx and PITI is $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:The payment history as of x/x/xxxx reflects the loan is xx months delinquent and due for the xx/x/xxxx payment. The last payment was applied on x/x/xxxx to the xx/x/xxxx payment. The current rate is x%, P&I is $xx.xx and PITI is $xx.xx. The current UPB is xx
The loan was modified on xx/xx/xxxx with new principal balance ofxx . The borrower promises to pay the new modified P&I of $xxx.xx with the new step interest rate of x% for xx months beginning from xx/xx/xxxx,  P&I $xxx.xx  for xx months at x% startingxx/xx/xxxx, x% for xx months P&I $xx.xx for xx months startingxx/xx/xxxx, x% with P&I ofxx  for xx months startingxx/xx/xxxx and x.xx% remaining term of the loan P&I $xx.xx startingxx/xx/xxxx, the new maturity date of xx/xx/xxxx.
The borrowerxx  is deceased; date of death reflectsxx/xx/xxxx.  Death Certificate is located in the file under "xx   The Last Will and Testament is also located in the file under xx   The borrower leaves the subject property to his brother, xx  as a life estate to be held by him for the remainder of his life.  That upon his death the real estate is granted to his children, xx  to be held by them as equal cotenants.
xx is currently worxxon a Loan Modification with the servicer.  As of x/x/xxxx, all x trial payments have been made and the Final Modification Agreement was sent via overnight toxx  onxx/xx/xxxx.  Comment datedxx/xx/xxxx reflects the servicer received the Mod Agreement and the Assumption Agreement.  The last comment provided onxx/xx/xxxx reflectsxx
The borrower, Neil S. Hart, filed bankruptcy onxx/xx/xxxx with case numbexx   Schedule D of the Voluntary Petition does not reflect any unsecured portion.  The POC was filed onxx/xx/xxxx with a secured amount ofxx and arrearages in the amount of xx   The plan was confirmed onxx/xx/xxxx per pacer.  The debtor was dismissed on xx/xx/xxxx for failure to make plan payments and the bankruptcy was terminated onxx/xx/xxxx.
Foreclosure proceedings began x/x/xxxx and the Complaint was filed on x/x/xxxx.  Foreclosure was placed on hold due to Bankruptcy that was filed onxx/xx/xxxx.  The Bankruptcy was dismissed on xx/xx/xxxx for failure to make plan payments and was terminated onxx/xx/xxxx.  Foreclosure was then placed on a loss mitigation hold as deceased borrowers brother is assuming loan (assumption was approved on x/x/xxxx) and is worxxon a loan modification.
Foreclosure Comments:Foreclosure proceedings began x/x/xxxx and the Complaint was filed on x/x/xxxx.  Foreclosure was placed on hold due to Bankruptcy that was filed onxx/xx/xxxx.  The Bankruptcy was dismissed on xx/xx/xxxx for failure to make plan payments and was terminated onxx/xx/xxxx.  Foreclosure was then placed on a loss mitigation hold as deceased borrowers brother is assuming loan (assumption was approved on x/x/xxxx) and is worxxon a loan modification.
Bankruptcy Comments:The borrower, Neil S. Hart, filed bankruptcy onxx/xx/xxxx with case number xx under Chapter-xx. Schedule D of the Voluntary Petition does not reflect any unsecured portion. The POC was filed onxx/xx/xxxx with a secured amount of $xx,xxx.xx and arrearages in the amount of $x,xxx.xx. The plan was confirmed onxx/xx/xxxx per pacer. The debtor was dismissed on xx/xx/xxxx for failure to make plan payments and the bankruptcy was terminated onxx/xx/xxxx.	The loan was modified on xx with new principal balance of xxThe borrower promises to pay the new modified P&I of $xx.xx with the new step interest rate of x% for xx months beginning from xx, P&I $xx.xx for xx months at x% starting xx, x% for xx months P&I $xx.xx for xx months starting xx, x% with P&I of $xx.xx for xx months starting xx and x.xx% remaining term of the loan P&I $xx.xx starting xx, the new maturity date of xx..	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Per Pacer, the borrower filed bankruptcy post origination. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Hart   Tape Value:xx    Variance:    Variance %:    Comment: The borrower is deceased.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Per HUD   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan was modified to a step rate.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-   Tape Value: x0-   Variance:    Variance %:    Comment: Per mortgage   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $9x477.x7   Variance: $5xx.73   Variance %: 0.57x43%   Comment: Per appraisal   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value:xx    Variance: -0.500%   Variance %: -0.50000%   Comment: LTV/CLTV appears to be rounded on the tape data.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: 88.000%   Variance: -0.500%   Variance %: -0.50000%   Comment: LTV/CLTV appears to be rounded on the tape data.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Valuexx    Tape Value: $4x9.x7   Variance: $x66.64   Variance %: 63.596x5%   Comment: Interest only payment is $4x9.x7 and P&I payment is $685.9x.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000444444444443xx   Tape Value: 999999977889777777789999   Variance:    Variance %:    Comment: Per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx3444444444440000000000   Tape Value: 999987777777988779999999   Variance:    Variance %:    Comment: Per payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Per the HUD the borrower paid off 4 debts and received cash back at closing. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk Indicator is Moderate for failing the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the bona fide discount points test. (NC §xx-x.xA (c)(x)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing Transfer is missing from the file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94302909	xx	628	636	42.898%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.750%	$615.25	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated oxx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to dated xx/x/xxxx. Foreclosure complaint was filed on x/x/xxxx. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx
According to the PACER report, the debtorxx had filed the bankruptcy under the chapter-x xx  onxx/xx/xxxx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xxxxxx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to dated xx/x/xxxx. Foreclosure complaint was filed on x/x/xxxx.
Bankruptcy Comments:According to the PACER report, the debtor Cindy L Gregoretti had filed the bankruptcy under the chapter-x xx onxx/xx/xxxx. The debtor was discharged on xx/xx/xxxx and case was terminated on xx/xxxxxx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of $xx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is Yes Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x0/x/x0x6   Tape Value:xx/xx/xxxx   Variance: -x70 (Days)   Variance %:    Comment: Date of last modification is x0/x/x0x6   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-0x33700x48586477   Tape Value: x0-0x337000x4858000   Variance:    Variance %:    Comment: MERS Min number is correct.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 6.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $6x5.x5   Tape Value: $7xx.x6   Variance: $-96.9x   Variance %: -x3.60789%   Comment: Modification P&I is $6x5.x5   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 656676777789900000000000   Variance:    Variance %:    Comment: Payment history string is correct.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000909987777666656   Variance:    Variance %:    Comment: Pay History string is correct.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-x is not signed by borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL, Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx and Variance: -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx and Variance: -$xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located inxx  The following state disclosures are missing from the loan file:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre-application
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Sub-prime Home Loan Counseling Disclosure
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Sub-prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23890207	xx	Unavailable	Not Applicable	51.382%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,465.14	2.000%	$542.09	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated onxx
The chain of the assignment is completed currently.  The mortgage is with FNMA and was recorded on xx.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There are four civil judgments in the total amount of xx which were recorded on different dates and filed by several plaintiffs.
Combined taxes have been paid in the amount of $xx.xx.
No delinquent taxes have been located for the prior year.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the xx
Comment shows that the complaint was filed on x/x/xxxx.
No further information is available to understand the current status of foreclosure process.
The loan is currently delinquent for more than xx months. Subject property is located in Maine” State and the SOL for this state is x years. The review of payment history as ofxx/xx/xxxx reflects that the borrower is delinquent for xx months and next payment due date is x/x/xxxx. Based on the payment history last payment was received onxx/xx/xxxx. The current unpaid principal balance per the payment history is in the amount of xx. The borrower had filed the bankruptcyxx/xx/xxxx which was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx. Foreclosure was initiated on the subject property in xxxx. The file was referred to attorney on nxx/xx/xxxx and the xx  was filed on x/x/xxxx. The judgment was not entered yet.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with thexx
Comment shows that the complaint was filed onxx
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:x x and x x had filed bankruptcy under xx
The debtor was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.
Voluntary petition filed onxx/xx/xxxx shows that the amount of secured claim is $xx,xxx.xx and unsecured portion is xx
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The new principal balance is xx. The maturity date is xx. Rate will be changed in x steps.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No evidence of balloon payment Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Evidence of bankruptcy filing after loan origination   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x0/x/x0x0   Tape Value: xx/x/x0x0   Variance: -3x (Days)   Variance %:    Comment: Mod data not available   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod data not available   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $x355x9.4x   Variance: $x470.59   Variance %: x.04895%   Comment: Original appraisal data was used   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value:xx  Variance: -0.88x%   Variance %: -0.88x00%   Comment: Original appraisal data was used   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx    Tape Value:xx    Variance: -0.88x%   Variance %: -0.88x00%   Comment: Original appraisal data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx0x0xx0000x00   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00x0000xx0x0xxx   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Transaction is refinance, stated on application. Hud has no purchase amount   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Transaction is refinance, stated on application Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xxxx.xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test:: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xxxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:  Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xxxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test:: Charged $xxx,xxx.xx allowed $xxx,xxx.xx Over By -$xxxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Notice to Cosigner
Title Attorney Disclosure
Choice of Insurance Notice
Withholding Tax Disclosure"
																									* TIL not hand dated (Lvl x) "Final TIL is not hand date by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90015218	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$712.82	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated onxx
As per updated title report the property is currently vested in the name ofxx
The chain of assignment is not complete. Currently, the mortgage is with “xx

There are multiple IRS Liens active against borrower, these are follows.
x) There is IRS Liens active against borrower in the amount oxx
The combined annual taxes have been paid on xx in the amount of xx.
No delinquent taxes have been found for the prior year.
The review of payment history as of dated xx/xx/xxxx shows that borrower is delinquent for xx months. The delinquency period was started from xx/xx/xxxx to as of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:As per collection comments the loan is in collections.Borrower is delinquent for xx months. The delinquency period was started from xx/xx/xxxx to as of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx.xx with the interest rate of x.xx% which was applied for the due date of xx/xx/xxxx. The current unpaid principal balance is in the amount of $xx,xx.xx.
The loan has been modified on xx/xx/xxxx. As per agreement the new principal balance is in the amount of xx. The borrower promised to pay P&I in the amount of $xx.xx with the interest rate of x.xx% which begun on xx/xx/xxxx. The maturity date of agreement is xx/xx/xxxx. The evidences of deferred principal balance and principal forgiveness are not available.
No evidence of foreclosure has been found in collection comments.
No evidences of property damage have been found in collection comments.
No evidences of litigation or contested matter have been found in collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx and amount of arrearage wasxx . The motion for relief was not filed. The plan was filed on xx/xx/xxxx. The plan was not confirmed. The case was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.The date of last filing was xx/xx/xxxx.	Loan modification agreement was made between the xx (Lender) on xx. As per agreement the new principal balance is in the amount of xx. The borrower promised to pay P&I in the amount of $xx.xx with the interest rate of x.xx% which begun on xx. The maturity date of agreement is xx. The evidences of deferred principal balance and principal forgiveness are not available.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Reviewer updated per documents found in BOX Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/8/x0x5   Tape Value:xx/xx/xxxx   Variance: -xx (Days)   Variance %:    Comment: Last modification doc date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00x4x30000097x09   Tape Value: x0-00x4x30000097000   Variance:    Variance %:    Comment: MERS MIN Number is x0-00x4x30000097x09.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 4.6x5%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $7xx.8x   Tape Value: $684.57   Variance: $x8.x5   Variance %: 4.xx667%   Comment: Modification Original P&I is $7xx.8x   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000MMMMM43xx   Tape Value: xx3xx333300x33   Variance:    Variance %:    Comment: Payment History String is x34444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx34MMMMM000000000000 Tape Value: 33x003333xx3xx Variance: Variance %: Comment: Payment History String Reversed is 44444444443x. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "Final HUD-x is missing from loan file."
* Missing Appraisal (Lvl x)     "Property Appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in Texas state. The following state disclosures are missing from the loan file.
x) TX Loan Agreement Notice.
x) Commitment Requirement/Anti-Tying.
x) TILA Disclosures in Spanish
x)Choice of Insurance Notice
x) Collateral Protection Insurance Disclosure
x) Insurance Solicitation/Post Commitment Requirement
x)"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50422951	xx	Unavailable	Not Applicable	37.574%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$33,806.55	3.625%	$386.04	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx
The chain of assignment is complete as the subject mortgage is currently with xx
No active judgment or liens are found pending.
According to updated title report, x & x installment of combined taxes for the year of xx have been paid in the total amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied toxx/xx/xxxx. The next due date isxx/xx/xxxx. As per payment history, the current UPB is being reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount of $xx.xx which was applied toxx/xx/xxxx. The next due date isxx/xx/xxxx. As per payment history, the current UPB is being reflected in the amount of xx
Borrower has filed bankruptcy under Chapter x,xx  The case was discharged on xx/x/xxxx and terminated onxx/xx/xxxx.
According to servicing comment, foreclosure is not initiated on the loan.
Reason for default is curtailment of income.
Subject property is owner occupied. According to servicing comment dated x/x/xxxx, subject property is damage. Nature of damage as well as estimated cost of repair unable to be confirmed from the servicing comment. Latest exterior BPO report located at xx , does not show any damage or repair information. However, Latest servicing comment does not show that repair is completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter x, case # xx-xx onxx/xx/xxxx. The case was discharged on xx/x/xxxx and terminated onxx/xx/xxxx.	This loan modification was done on xx between thexx The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is x.xx % and Monthly P&I is $xx.xx. The modification payment start date is xx and new maturity date is xx.	Affiliated Business Disclosure Credit Report	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0x7   Tape Value: 5/x/x0x0   Variance: x437 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00x37000699x7456   Tape Value: x0-00x37000699x7000   Variance:    Variance %:    Comment: The MERS MIN Number is what is listed on the Mortgage   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: 5/x/x0x0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $386.04   Tape Value: $545.70   Variance: $-x59.66   Variance %: -x9.x5783%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 3.6x5%   Tape Value: x.000%   Variance: x.6x5%   Variance %: x.6x500%   Comment:    Tape Source: Initial   Tape Type:
Field: Number of Mod Rate Steps   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000004444   Tape Value: ----9999999x0000x3456789   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444400000000000000000000   Tape Value: 9876543x0000x999999-----   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Stone Mountain   Tape Value: STONE MOUNTAI   Variance:    Variance %:    Comment: Per the Mortgage and Original Note the city is Stone Mountain.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Dekalb   Tape Value: De Kalb   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43755745	xx	Unavailable	Not Applicable	38.613%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$577.64	xx/xx/xxxx	Financial Hardship
As per the review of the updated title report dated xx, the subject mortgage was originated onxx
Chain of assignment has not been completed. Currently, the mortgage is witxx
There is an HOA judgment in the amount of $xx hich was recorded on xx in the favor oxx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx.xx which was applied for x/x/xxxx. As per the review of the PACER report, the borrower xx
The RFD is unable to be determined. The loan was modified once since origination. As per the inspection report datedxx/xx/xxxx located at” xx ”, the subject property is owner-occupied. No repairs and damages have been found. The As- is listed price is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
As per the review of the PACER report, the borrowerxx  had filed bankruptcy under chapter xx with thexx onxx/xx/xxxx. The POC was filed on xx/xx/xxxx with its secured amount as xx  and the arrearage amount is xx.
The debtor was dismissed on xx/xx/xxxx and the case was terminated onxx/xx/xxxx.
This step modification agreement was signed between the borrower xx
The UPB is xx. The borrower promises to pay P&I in the amount of $xx.xx with the interest rate of x.xx %, beginning from xx. The maturity is xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter x3 with the case#xx 5 onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortized type is Step.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $x40000.00   Tape Value: $x39x00.00   Variance: $800.00   Variance %: 0.5747x%   Comment: As per the appraisal report, the original appraised value is $x40,000.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000x0004444444   Tape Value: ------------xx334566766   Variance:    Variance %:    Comment: As per the Payment history, the string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 4444444000x0000000000000 Tape Value: 667665433xx------------ Variance: Variance %: Comment: As per the Payment history, the string reversed is 444444444444. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx,xxx.xx.
TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79159744	xx	657	Not Applicable	47.987%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$25,982.50	2.000%	$721.17	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows subject mortgage was originated on xx Annual Tax Amount: $xx.xx.	The Payment History datedxx/xx/xxxx reveals that the borrower is currently xx months delinquent and the payment is due for the x/x/xxxx. The last payment was received onxx/xx/xxxx and was applied to the x/x/xxxx payment. The current P&I is $xxx.xx and the rate of interest is x%. The current unpaid principal balance is $xxx,xxx.xx and the deferred balance is $xx,xxx.xx.	Collections Comments:The Payment History datedxx/xx/xxxx reveals that the borrower is currently xx months delinquent and the payment is due for the x/x/xxxx The last payment was received onxx/xx/xxxx and was applied to the x/x/xxxx payment. The current P&I is $xxx.xx and the rate of interest is x%. The current unpaid principal balance is $xxx,xx.xx and the deferred balance is $xx,xx.xx.
The loan was modified on x/x/xxxx with a new principal balance of $xx,xxx.xx of which $xx,xx.xx is deferred and xx is the interest bearing amount at which will be repaid at a step rate starting at x% with a P&I payment of $xx.xx beginning x/x/xxxx for x years then x% for xx months at $xx.xx then x% for xx months at $xxx.xx then x.xx% for the remaining xx month beginning x/x/xxxx until the maturity date of x/x/xxxx.
Based on information provided in the imaged loan file, the borrower still reside in the property. Onxx/xx/xxxx and x/x/xxxx a Flex Modification was denied for Insufficient monthly payment reduction.  The loan was reported delinquent to PMI company.
Borrower had filed bankruptcy under chapter-x with the case# xx-xxxx onxx/xx/xxxx.  Schedule D of the Bankruptcy Voluntary Petition dated xx/x/xxxx reflects the amount of claim as $xx,xxx and the value of the collateral as $xxk however it is showing an unsecured portion for $xxxk.  The debtor was discharged on xx/xx/xxxx and terminated onxx/xx/xxxx.
Foreclosure proceedings beganxx/xx/xxxx and the Complaint was filed onxx/xx/xxxx.  Service was completed onxx/xx/xxxx.  A Conference Hearing was held on xx/xx/xxxx where the servicer advised there was a flex mod denial previously but a home savers application was under review.  A new hearing was scheduled forxx/xx/xxxx.  At thexx/xx/xxxx hearing it was shown that the home savers application was submitted and the parties agreed to transfer the case to the judgment calendar and a new hearing date was scheduled for x/x/xxxx.  An answer to the complaint was filed onxx/xx/xxxx.  At the x/x/xxxx hearing it was stated that the borrower was not eligible for the homesavers program however the borrower filed a loss mitigation application that is currently under review and a new hearing date was scheduled forxx/xx/xxxx.  The servicing comments provided are only dated thruxx/xx/xxxx; awaiting results from thexx/xx/xxxx hearing.
Foreclosure Comments:Foreclosure proceedings beganxx/xx/xxxx and the Complaint was filed onxx/xx/xxxx.  Service was completed onxx/xx/xxxx.  A Conference Hearing was held on xx/xx/xxxx where the servicer advised there was a flex mod denial previously but a home savers application was under review.  A new hearing was scheduled forxx/xx/xxxx.  At thexx/xx/xxxx hearing it was shown that the home savers application was submitted and the parties agreed to transfer the case to the judgment calendar and a new hearing date was scheduled for x/x/xxxx.  An answer to the complaint was filed onxx/xx/xxxx.  At the x/x/xxxx hearing it was stated that the borrower was not eligible for the homesavers program however the borrower filed a loss mitigation application that is currently under review and a new hearing date was scheduled forxx/xx/xxxx.  The servicing comments provided are only dated thruxx/xx/xxxx; awaiting results from thexx/xx/xxxx hearing.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with thexx onxx/xx/xxxx. Schedule D of the Bankruptcy Voluntary Petition dated xx/x/xxxx reflects the amount of claim as $xx,xxx and the value of the collateral as $xxk however it is showing an unsecured portion for $xxxk. The debtor was discharged on xx/xx/xxxx and terminated onxx/xx/xxxx.	The loan was modified on xx with a new principal balance of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a step rate starting at x% with a P&I payment of $xx.xx beginning xx for x years then x% for xx months at $xx.xx then x% for xx months at $xx.xx then x.xx% for the remaining xx month beginning xx until the maturity date of xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Note does not indicate a balloon. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Data from PACER shows the borrower filed a bankruptcy post origination.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Note at origination reflects a fixed rate however the loan was modified since origination to a step rate.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-0x337000x9076x99   Tape Value: x0-0x337000x9076000   Variance:    Variance %:    Comment: Data from Security Deed/Mortgage.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004444444444444444443xx   Tape Value: 000000000000000xx3x00003   Variance:    Variance %:    Comment: Data from payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx344444444444444444400   Tape Value: 30000x3xx000000000000000   Variance:    Variance %:    Comment: Data from payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Per the HUD, the subject loan transaction is a cash out. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk indicator is moderate for failing the Discount Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Discount Fee Test: FAIL.  Loan Data $x,xxx.xx; Comparison Data $x,xxx.xx; Variance of +$x,xxx.xx.
The loan failed the discount fee test. (DC ST § xx-xxxx(e)(x)) This loan failed because the compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than x% of the principal."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98072632	xx	Unavailable	Not Applicable	40.037%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$558.85	xx/xx/xxxx	Financial Hardship	Review of the updated title report dated xx shows the subject lien was originated xx The annual property taxes are current and total $xx.xx.	Review of the payment history shows the borrower is xx months delinquent. The last payment was made on xx and applied to xx. The next payment due is xx. The unpaid principal balance is xx.	Collections Comments:Review of the payment history shows the borrower is xx months delinquent. The last payment was made on xx/xx/xxxx and applied to xx/xx/xxxx. The next payment due is xx/xx/xxxx. The reason for default is curtailment of income. The loan was referred to foreclosure xx/xx/xxxx and foreclosure was restarted. The borrower requested a modification which was denied.
As per latest BPO datedxx/xx/xxxx located atxx " estimated cost of repairs is $x,xxx.xx. The nature of damage is "Exx
Foreclosure Comments:As per updated title report datedxx/xx/xxxx the foreclosure complaint has been filed on xx/x/xxxx and was recorded on xx/x/xxxx. No further information regarding foreclosure has been found in the comments.
Bankruptcy Comments:The borrower filed Chapter x bankruptcyxx . The Schedule D shows the amount of claim of xx and the value of collateral to support the claim is xx . The unsecured debt is xx The bankruptcy was discharged on xx/xx/xxxx.	The loan modification agreement was made betweenxx (lender on xx. As per agreement the new principal balance is xx. The new P&I is $xx.xx and interest rate is x.xx%. The payments begin on xx till new maturity date of xx. The loan has been modified twice since origination.	Affiliated Business Disclosure Credit Report Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated per PACER documents Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0xx   Tape Value: x/x/x0xx   Variance: x0xx (Days)   Variance %:    Comment: Latest modification has been signed on x/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Not Applicable   Tape Value: xx/xx/xxxx   Variance:    Variance %:    Comment: Not provided in sercicing comments   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00xx0000xx   Tape Value: x0-00xx0000xx000   Variance:    Variance %:    Comment: MIN is x000xx0000xx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/x/x0xx   Variance:    Variance %:    Comment: Updated per modification   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $-x.xx   Variance %: -x.xx%   Comment: Latest modification has been signed on x/x/x0xx. P&I is $xx.xx   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: x.xx0%   Tape Value: x.xx%   Variance: 0.xx%   Variance %: 0.xx00%   Comment: Modification rate is x.xx0   Tape Source: Initial   Tape Type:
Field: Number of Mod Rate Steps   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx000.00   Tape Value: $xx00.00   Variance: $x00.00   Variance %: 0.0xx0x%   Comment: As per appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000xxx   Tape Value: 0xxx00xx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx00000000   Tape Value: xx00xxx0   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx0 Lincoln Street   Tape Value: xx0 LINCOLN ST   Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
																					Field: Referral Date Loan Value: Unavailable Tape Value: x/x/x0xx Variance: Variance %: Comment: No referral date available. Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "Missing actual MI Certificate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE result is Moderate because this loan failed TILA Finance Charge Tes." * ComplianceEase TILA Test Failed (Lvl x) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx and Variance is -$xx.xx" * Missing credit report (Lvl x) "Credit report is missing from loan documents." * Missing Required Disclosures (Lvl x) "List of service providers is missing in the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40030483	xx	619	702	45.407%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Title updated on xx shows subject originated on xx No active liens or judgments are listed. The xx City Annual Taxes for xx were paid on xx. The Annual Tax Amount is xx.	The payment history as ofxx/xx/xxxx reflects the loan is currently delinquent for xx months and next due for the xx/x/xxxx payment. The last payment was applied on xx/x/xxxx to the x/x/xxxx payment. The current P&I payment is $xxx.xx, PITI is $x,xxx.xx and rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as ofxx/xx/xxxx reflects the loan is currently delinquent for xx months and next due for the xx/x/xxxx payment. The last payment was applied on xx/x/xxxx to the x/x/xxxx payment. The current P&I payment is $xx.xx, PITI is xx and rate is x.xx%. The current UPB is $xx,xxx.xx.
The subject property is owner occupied which is verified with the latest bankruptcy documents.
Per comments onxx/xx/xxxx borrower disagrees with paying escrows because they are too high and by xx/xx/xxxx, he decided he will no longer maxxregular payments.  The borrowers then applied for another loan modification however they were denied for the loan modification on xx/xx/xxxx due to insufficient monthly payment reduction.
Foreclosure proceedings beganxx/xx/xxxx and the Complaint was filed onxx/xx/xxxx.  Judgment was entered on x/x/xxxx.  The foreclosure was placed on hold due to the co-borrower filing bankruptcy on xx/x/xxxx that was closed onxx/xx/xxxx.  Another bankruptcy was filed by the co-borrower on x/x/xxxx that was closed on x/x/xxxx.  The foreclosure remains on hold due to an active bankruptcy filed by the co-borrower on x/x/xxxx.
Active Bankruptcy was filed by the co-borrower, xx  , on x/x/xxxx under Chapter xx .  No attorney is listed for the co-borrower on the Case Summary.  The xx docs were pulled onxx/xx/xxxx and at that time, a POC had not yet been filed.  Awaiting a Chapter xx Plan to be filed.
The co-borrower filed x prior Bankruptcies.  Prior Bankruptcy case# xx-xxxxx was filed by the co-borrower on x/x/xxxx that was closed on x/x/xxxx.  Prior Bankruptcy case# xx-xxxxx was filed by the co-borrower on xx/x/xxxx that was closed onxx/xx/xxxx.  Prior Bankruptcyxx was filed by the co-borrower on xx/xx/xxxx that was closed on x/x/xxxx.
Foreclosure Comments:Foreclosure proceedings beganxx/xx/xxxx and the Complaint was filed onxx/xx/xxxx.  Judgment was entered on x/x/xxxx.  The foreclosure was placed on hold due to the co-borrower filing bankruptcy on xx/x/xxxx that was closed onxx/xx/xxxx.  Another bankruptcy was filed by the co-borrower on x/x/xxxx that was closed on x/x/xxxx.  The foreclosure remains on hold due to an active bankruptcy filed by the co-borrower on x/x/xxxx.
Bankruptcy Comments:Bankruptcy was filed by the co-borrower,xx  on x/x/xxxx under Chapter xx xx   No attorney is listed for the co-borrower on the Case Summary.  The Pacer docs were pulled onxx/xx/xxxx and at that time, a POC had not yet been filed. Bankruptcy was dismissed for Failure to File Information on datedxx/xx/xxxx.
The co-borrower filed x prior Bankruptcies. Prior Bankruptcyxx was filed by the co-borrower on x/x/xxxx that was closed on x/x/xxxx. Prior Bankruptcxx was filed by the co-borrower on xx/x/xxxx that was closed onxx/xx/xxxx. Prior Bankruptcy case# xx was filed by the co-borrower on xx/xx/xxxx that was closed on x/x/xxxx.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: New BK Chap x3 filed on 6/7/x0x9. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 6/7/x0x9   Tape Value: x/8/x0x9   Variance: xx9 (Days)   Variance %:    Comment: New BK Chap x3 filed on 6/7/x0x9.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Chapter x3   Tape Value: Chapter 7   Variance:    Variance %:    Comment: New BK Chap x3 filed on 6/7/x0x9.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-005x550x48x38356   Tape Value: x0-005x550x48x38000   Variance:    Variance %:    Comment: Audit value is complete MERS MIN number per recorded mortgage is x0-005x550x48x38356.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 00000000xx3333333445678   Variance:    Variance %:    Comment: Pay string per pay history is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 8765443333333xx00000000   Variance:    Variance %:    Comment: Pay string reversed per pay history is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Per HUDx transaction is a purchase of a primary residence.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Per HUDx transaction is a purchase of a primary residence. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers Disclosure is missing from the file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73013027	xx	Unavailable	Not Applicable	69.410%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$927.70	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment has been completed as the assignment of mortgage is currently wxx
There are x junior mortgages against the subject property as follow.
First was recorded on xx
Third was recorded on xx in the amount of xx in favor ofxx
There are multiple judgments against the name of borrower in the amount of xx in favor of multiple plaintiffs.
There is one hospital lien against the name of borrower in the amount of xx in favor oxx
No prior year delinquent taxes have been found.

Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:As per available documents and servicing comments the foreclosure was initiated in the loan and referred to attorney onxx/xx/xxxx. The complaint was filed on xx/xx/xxxx with xx /xxxx. The foreclosure was put on hold due to the bankruptcy filed by debtor onxx/xx/xxxx with xx . The bankruptcy hold was ended as it was discharged onxx/xx/xxxx and case was terminated on xx/x/xxxx. Again the file was put on hold due to the loss mitigation onxx/xx/xxxx. No further details have been found regarding the foreclosure in available servicing comments.

The loan is in delinquency for xx months. The last payment was received onxx/xx/xxxx in the amount ofxx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is $xx,xx.xx.
The Fixed Loan Modification agreement was made on an effective date of xx/xx/xxxx between “x x and x x” (borrower) and “x x x (lender)”.
The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx/x/xxxx.

Borrower “xx  had filed bankruptcy under chapter x withxx . The POC was not filed. The MFR was filed onxx/xx/xxxx and order was granted onxx/xx/xxxx. Schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral isxx and the value of collateral that supports this claim is $xx,xx.xx; therefore, the unsecured portion is $ xx  The bankruptcy was discharged onxx/xx/xxxx and case was terminated on xx/x/xxxx.

As per BPO report datedxx/xx/xxxx the subject property is owner occupied.
Foreclosure Comments:As per available documents and servicing comments the foreclosure was initiated in the loan and referred to attorney onxx/xx/xxxx. The complaint was filed on xx/xx/xxxx with case# xxxxx/xxxx. The foreclosure was put on hold due to the bankruptcy filed by debtor onxx/xx/xxxx with case#xx-xx. The bankruptcy hold was ended as it was discharged onxx/xx/xxxx and case was terminated on xx/x/xxxx. Again the file was put on hold due to the loss mitigation onxx/xx/xxxx. No further details have been found regarding the foreclosure in available servicing comments.
Bankruptcy Comments:Borrower xx ” had filed bankruptcy under chapter x with xx onxx/xx/xxxx. The POC was not filed. The MFR was filed onxx/xx/xxxx and order was granted onxx/xx/xxxx. Schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral ixx and the value of collateral that supports this claim isxx ; therefore, the unsecured portion isxx he bankruptcy was discharged onxx/xx/xxxx and case was terminated on xx/x/xxxx.	The Fixed Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx.
Credit Report HUD-x Closing Statement Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Evidence of bankruptcy after loan origination Tape Source: Initial Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: xx Variance:    Variance %:    Comment: tape data incorrect   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: -x6 (Days)   Variance %:    Comment: most recent mod agreement data was used   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-0xx000003906x3   Tape Value: x0-0xx00000390000   Variance:    Variance %:    Comment: tape data incorrect   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 3.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $9x7.70   Tape Value: $x44x.48   Variance: $-5x4.78   Variance %: -35.687x4%   Comment: most recent mod agreement data was used   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 3.6x5%   Tape Value: 3.750%   Variance: -0.xx5%   Variance %: -0.xx500%   Comment: most recent mod agreement data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: x345556000x3456789999999   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 9999999874543x000654543x Variance: Variance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is available in the loan file located at “xx”. Some points and fees are handwritten; however, the same copy has been considered for compliance ease test."	* DTI > xx% (Lvl x) "As per final application total income is $x,xxx.xx and total debts are $x,xxx.xx hence DTI exceeds xx.xx%."
* Missing credit report (Lvl x)     "Credit report is missing from loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State and the required disclosures are missing from the loan file as follow.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
New York Real Property Escrow Account Disclosure
Commitment Disclosure
Lock-in Disclosure
																									Expiration of Lock-in or Commitment Period"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23514929	xx	716	801	51.101%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$436.24	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated onxx
There is one Muni/ City/ Code Lien against the subject property found open in the amount ofxx
There is one child support lien judgment against the borrower found open in the amount of xx favor of State of xx
According to updated title report, x installment of combined taxes for the year of xx have been paid in the amount of $xx.xx and x installment is due on xx in the amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied to x/x/xxxx. The next due date is xx/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received on x/x/xxxx in the amount of xx which was applied to x/x/xxxx. The next due date is xx/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xx.xx.
Borrower has filed bankruptcy under Chapter x, xx onxx/xx/xxxx. The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
According to servicing comment foreclosure is not initiated on the loan.
Reason for default is illness of borrower.
The subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter x, xx onxx/xx/xxxx. The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	This loan modification was done on xx between the xx ). The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is x.xx % and Monthly P&I is $xx.xx. The modification payment start date is xx and new maturity date is xx.
Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: FYI Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: taken from Doc.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-0x337000xx86xx0x   Tape Value: x0-0x337000xx86x000   Variance:    Variance %:    Comment: Taken from Doc.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx 0   Tape Value: $x6xx6x.x6   Variance: $837.84   Variance %: 0.5x666%   Comment: Taken fron Doc.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: -0.380%   Variance %: -0.38000%   Comment: Takebn From Doc.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:xx   Variance: -0.380%   Variance %: -0.38000%   Comment: Taken from Doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000x000x3334566666677899   Variance:    Variance %:    Comment: Taken from Hist.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 9987766665654333x000x000 Variance: Variance %: Comment: Taken from Hist. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-x is available in the loan file. However, it is not signed by borrower."	* Property is Manufactured Housing (Lvl x) "According to appraisal report located at "xxxxxxxxxx_APPRAISAL-x" subject property is Manufactured Housing". However, available affixation affidavit manufactured home document located at "xxxxxxxxxx_REC.MORT pg#xx" shows the manufactured home located on "xxx Morse Rd, Sunnyside, WA - xxxxx" is permanently affixed/attached to a foundation. The wheels, axles, towbar or hitch were removed. Subject mortgage which was recorded onxx/xx/xxxx shows VIN#xxLxxxxxXU; Model No#KLxxxxxx; Length/Width#xx.x X xx.x."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "According to note, loan was originated onxx/xx/xxxx. Final HUD-x show settlement date asxx/xx/xxxx. However, ROR transaction date show asxx/xx/xxxx which is different from note date."
																									* Settlement date is different from note date (Lvl x) "According to note loan was originated onxx/xx/xxxx. However, final HUD-x show settlement date asxx/xx/xxxx which is different from the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44876423	xx	741	575	37.781%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$44.28	3.625%	$295.21	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx
The annual installments of combined taxes for the year xx have been paid in the amount of $xx.xx. The current ownership is vested in the name of James xx

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xxxx. The last payment was received onxx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/x/xxxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

Collections Comments:The review of comment history shows that the loan is in foreclosure. According to comment history xx/xx/xxxx, the borrower's reason for default is curtailment of income and the property has been occupied by the owner himself. No further details have been found.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on x/x/xxxx. No further details have been found.
Bankruptcy Comments:The borrower Jason Lee Edge had filed the bankruptcy under chapter xx with thexx , datedxx/xx/xxxx. The plan was confirmed onxx/xx/xxxx and it was discharged onxx/xx/xxxx. The POC was filed onxx/xx/xxxx, the amount of claim isxx  and amount of arrearage is xx , under chapter xx, the debtor shall pay to the trustee in the amount of $xx for xst month and $xx for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx  out of $xxxx is unsecured.
According to chapter xx plan doc#x, the value of collateral isxx nd amount of claim is xx .  No further details have been found.

The modification agreement was done on xx, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x.xx% with the modified P&I of $xx.xx.
The first payment date was due on xx and the new maturity date is xx.
A deferred balance of $xx.xx has been stated.
Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No balloon indicator found. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is an evidence of prior bankruptcy has been found.   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Lee   Tape Value: xx    Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -98 (Days)   Variance %:    Comment: The doc date of last modification is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00x3700067394096   Tape Value: x0-00x3700067394000   Variance:    Variance %:    Comment: The Min number as per mortgage is x0-00x3700067394096.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 7.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $x95.xx   Tape Value: $489.97   Variance: $-x94.76   Variance %: -39.74937%   Comment: The modified P&I is $x95.xx.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 3.6x5%   Tape Value: 7.000%   Variance: -3.375%   Variance %: -3.37500%   Comment: The modification original rate is 3.6x5%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value: $73645.00   Variance: $x355.00   Variance %: x.83990%   Comment: As per appraisal report the appraised value is $75,000.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: ----999900000x340x345678   Variance:    Variance %:    Comment: The pay history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440000000000000 Tape Value: 876543x040x00000999----- Variance: Variance %: Comment: The pay history reversed string is 444444444444. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is conventional loan the LTV at origination is xxx%. The lender require the mortgage insurance. However the mortgage insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Servicing Transfer Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15408846	xx	Unavailable	Not Applicable	45.600%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$321.56	xx/xx/xxxx	Financial Hardship	Updated title report: As of xx shows subject mortgage was originated on xx in the amount of xx The property owner of record isxx There is a State Tax Lien against xx	The Payment History as ofxx/xx/xxxx reveals that the loan is currently xx months delinquent and due for the xx/x/xxxx payment. The last payment was applied onxx/xx/xxxx to the xx/x/xxxx payment. The current P&I is $xxx.xx, PITI is $xxx.xx and rate of interest is x%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:The Payment History as ofxx/xx/xxxx reveals that the loan is currently xx months delinquent and due for the xx/x/xxxx payment. The last payment was applied onxx/xx/xxxx to the xx/x/xxxx payment. The current P&I is $xx.xx, PITI is $xxx.xx and rate of interest is x%. The current unpaid principal balance is in the amount of xx The borrower,xx , is deceased; date of death is x/x/xxxx. Death Certificate was provided in the file under "xxxxx_HAMP" pg.x. The obituary was provided in the file under "xx The loan was modified between xx and xx with a new principal balance in the amount of xx to a fixed rate of x% and a P&I payment of $xx.xx beginning x/x/xxxx until the maturity date of x/x/xxxx. The loan was assumed per the Loan Assumption Agreement datedxx/xx/xxxx by xx , the deceased borrowers wife. xx applied for another loan modification that was denied onxx/xx/xxxx. xx - reason for denial is Payment Reduction not met. Mod Denial Appeal was received on x/x/xxxx. The borrower's wife, x Bx x, had filed bankruptcy under chapter-xx with thexx on xx/xx/xxxx as borrower is deceased. The plan was confirmed onxx/xx/xxxx. The Debtor was Dismissed onxx/xx/xxxx for failure to make plan payments and the Bankruptcy was terminated on x/x/xxxx. A Motion for Relief to Vacate the Automatic Stay was filed by x x x on xx/x/xxxx which was granted on xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower'sxx had filed bankruptcy under chapter-xx with thexx xx/xx/xxxx as borrower is deceased. The plan was confirmed onxx/xx/xxxx. The Debtor was Dismissed onxx/xx/xxxx for failure to make plan payments and the Bankruptcy was terminated on x/x/xxxx. A Motion for Relief to Vacate the Automatic Stay was filed byxx on xx/x/xxxx which was granted on xx/xx/xxxx.	The loan was modified between xx LLC on xx with a new principal balance in the amount of xx to a fixed rate of x% and a P&I payment of $xx.xx beginning xx until the maturity date of xx. The loan was assumed per the Loan Assumption Agreement dated xx by xx N. King, the deceased borrowers wife.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Evidence of bankruptcy after origination Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower per Note is xx    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value: 8/9/x0x7   Variance: -x8 (Days)   Variance %:    Comment: Doc Date of Modification isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-0053900xx607x65   Tape Value: x0-0053900xx607000   Variance:    Variance %:    Comment: MERS MIN Number is provided per Mortgage.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $3xx.56   Tape Value: $770.x6   Variance: $-448.60   Variance %: -58.x4763%   Comment: Modification P&I is $3xx.56.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $x30000.00   Tape Value: $xx95x8.07   Variance: $48x.93   Variance %: 0.37x09%   Comment: Original appraised value is $x30k per appraisal in file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 8x.69x%   Tape Value: 83.000%   Variance: -0.308%   Variance %: -0.30800%   Comment: The CLTV Ratio is 8x.69x% however tape data reflects 83% which appears to be rounded.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 8x.69x%   Tape Value: xx    Variance: -0.308%   Variance %: -0.30800%   Comment: The LTV Ratio is 8x.69x% however tape data reflects 83% which appears to be rounded.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444444444   Tape Value: 000000x0xx344450x3443456   Variance:    Variance %:    Comment: Client reporting method was used.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444400000000000000 Tape Value: 6543443x044443xx0x000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk Indicator is Moderate for failing the TILA Finance Charge Test, the TILA Foreclosure Rescission Finance Charge Test, and the Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL.  Loan Data $x,xxx.xx; Comparison Data $x.xx; Variance +$x,xxx.xx. This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: a credit report fee; appraisal fee; application fee; commitment fee; warehouse fee; discount points; lock-in fee; a service fee not to exceed $xx.xx to cancel the mortgage; and fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: overnight delivery, messenger, fax, and other special delivery fees; flood certification fees; pest inspection or certification fees; final inspection fee; outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x; certified check fees; credit report and appraisal update fees; not more than one-year of mortgage insurance premiums; survey fees; recording fees; title and title search fees, including title insurance premiums; taxes; tax service fees; radon test fees; other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL.  Loan Data $xx,xxx.xx; Comparison Data $xx,xxx.xx; Variance -$xxx.xx. This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx. TILA Foreclosure Rescission Finance Charge Test: FAIL.  Loan Data $xx,xxx.xx; Comparison Data $xx,xxx.xx; Variance -$xxx.xx. This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65875782	xx	750	Not Applicable	27.393%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$67,923.50	2.000%	$479.94	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Annual city taxes of xx are paid in the amount of $xx.xx. No prior delinquency has been found.
According to the payment history as of xx the borrower has been delinquent for xx months and the next due is xx. The last payment was received on xx for the amount of $xx.xxPITI) which was applied to xx.The monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xxPITI) which was applied to x/x/xxxx.The monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx
The foreclosure document located at ("xx shows the process of foreclosure has been initiated. The file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. No further comments have been found regarding the foreclosure.
The loan has been modified since the origination. The modification agreement was made between the lenderxx nd the borrower xx  on xx/xx/xxxx, the new principal balance as per mod is xx.The amount of xx is interest bearing amount and the $xx,xx.xx is considered as deferred principal balance. The modified interest rate is x.xx% and P&I is $xx.xx.The modification does not contain balloon payment.
The borrower x had filed bankruptcy under chapter x with xx  on xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The Voluntary Petition schedule D shows the amount of claim is $xx,xx.xx and the unsecured portion is $xx,xx.xx.Did not show comment indicating cram down.
The reason for default is loss of job.
The occupancy is unable to be determined. No comments have been found regarding the damage or repair.

Foreclosure Comments:The foreclosure document located at xx ) shows the process of foreclosure has been initiated. The file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. No further comments have been found regarding the foreclosure.
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter x with xx on xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The Voluntary Petition schedule D shows the amount of claim is $xx,xx.xx and the unsecured portion is $xx,xx.xx. Did not show comment indicating cram down.	The modification agreement was made between the lender xxand thexx on xx. The new principal balance as per mod is xx. The amount of xx is interest bearing amount and the xx is considered as deferred principal balance. The modified interest rate is x.xx% and P&I is $xx.xx.
The modification does not contain balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: xx0 Tape Value: xx0 |---| xx0 |----| xx.xx% Comment: audit value based on modification Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: no balloon feature on original note   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy Chapter x filed and discjharged x/x/x0xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -xx (Days)   Variance %:    Comment: verified with modification in file   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: verified with modification in file   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00xx000xx   Tape Value: x0-00xx000x000   Variance:    Variance %:    Comment: used mers from deed of trust   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.000%   Tape Value: x.xx%   Variance: -0.xx%   Variance %: -0.xx00%   Comment: verified with modification in file   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $xx.xx   Tape Value: $xx0x.xx   Variance: $-xx.xx   Variance %: -x0.xx0%   Comment: verified with modification in file   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: x.000%   Tape Value: x.xx%   Variance: -0.xx%   Variance %: -0.xx00%   Comment: verifiied with modification in file   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx.xx   Tape Value: $x0xx.xx   Variance: $xx.xx   Variance %: xx.xx%   Comment: P%i from note, data p&i from interest only addendum   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0000000000000000000000   Tape Value: 0000000000000x00xx0xx   Variance:    Variance %:    Comment: per scope   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000000000000000000xx   Tape Value: xx0xx00x0000000000000   Variance:    Variance %:    Comment: per scope, payment history incomplete, used tape reference of xx months deliquency   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Pawtucket Drive Tape Value: xx Variance: Variance %: Comment: updated address with confirmation from updated title Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "An operative index value is unable to be determined from the available loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97293173	xx	800	Not Applicable	22.655%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.250%	$469.39	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated xx
There is a senior mortgage in the favorxx
No active judgments and liens have been found.
Annual taxes for the year of xx have been paid in the amount of $xx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx-xxxx onxx/xx/xxxx. The debtor was dismissed on x/x/xxxx and the case was terminated on x/x/xxxx.
The RFD is unable to be determined. The loan was modified once since origination. As per the inspection report datedxx/xx/xxxx, the property is owner-occupied. No repairs and damages have been found. The As- is listed price is $xx,xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the case# xx-xxxx Date filed: xx/xx/xxxx Date of last filing: xx/xx/xxxx Debtor dismissed: xx/xx/xxxx Joint debtor dismissed: xx/xx/xxxx Date terminated: xx/xx/xxxx	This step loan was modified between the borrower xx
The UPB is xxThe borrower promises to pay P&I in the amount of $xx.xx with the modified interest rate of x.xx %, beginning from xx. The maturity is xx
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the review of the PACER report, thexx ad filed bankruptcy under chapter x3 with the case#x3-x0436 onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xx4500.00   Tape Value: $x00000.00   Variance: $x4500.00   Variance %: x4.50000%   Comment: As per the appraisal report, the appraised value os $xx4,500.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 6x.88x%   Tape Value: 7x.000%   Variance: -9.xx8%   Variance %: -9.xx800%   Comment: As per the appraisal report, the original CLTV ratio is 6x.88x%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 6x.88x%   Tape Value: 7x.000%   Variance: -9.xx8%   Variance %: -9.xx800%   Comment: As per the appraisal report, the original LTV ratio is 6x.88x%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000044444444444443xx   Tape Value: 0000000000x300xx4567899   Variance:    Variance %:    Comment: As per the Payment history, the string is 444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx3444444444444400000000 Tape Value: 9987654xx0003x0000000000 Variance: Variance %: Comment: As per the Payment history, the string reversed is 444444444444 Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,
x.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x.Anti-Tying Disclosure
x.Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7084646	xx	664	Not Applicable	59.506%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.125%	$947.42	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xxshows the subject mortgage was originated on xx
According to updated title report annual county taxes for the year of xx was paid in the amount of $xx.xx.
No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is currently in active collection.As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount of xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of xx.
 Borrower has filed bankruptcy under Chapter x, case # xx-xxx onxx/xx/xxxx . The case was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.
According to servicing comment, foreclosure is not initiated on the loan.
Reason for default is illness of borrower family.
Subject property is owner occupied. No information has been found regarding any damage or repair.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter x, case # xx-xxx onxx/xx/xxxx . The case was discharged onxx/xx/xxxx and terminated onxx/xx/xxxx.	This loan modification was done on xx between the xx The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is x.xx % and Monthly P&I is $xx.xx. The modification payment start date is xx and new maturity date is xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Note Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Pacer   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value: 3/x/x0x0   Variance: 3x04 (Days)   Variance %:    Comment: Per the latest executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-0xx55930600x5535   Tape Value: x0-0xx55930600x5000   Variance:    Variance %:    Comment: Mortgage   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: 3/x/x0x0   Variance:    Variance %:    Comment: Per the latest executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 3.x80%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: 3/x/x0x5   Variance:    Variance %:    Comment: Per the latest executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 4.x80%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 3/x/x0x6   Variance:    Variance %:    Comment: Per the latest executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 5.xx5%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $947.4x   Tape Value: $786.68   Variance: $x60.74   Variance %: x0.43x70%   Comment: Per the latest executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 5.xx5%   Tape Value: 3.x80%   Variance: x.945%   Variance %: x.94500%   Comment: Per the latest executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Number of Mod Rate Steps   Loan Value: Not Applicable   Tape Value: 3   Variance:    Variance %:    Comment: Per the latest executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx0xx0000   Tape Value: xxxx33333x3456789   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000xx0xxxx   Tape Value: 9876543x33333xxxx   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: HUDx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78054216	xx	652	Not Applicable	32.670%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$113.97	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of the assignment has not been completed. The last assignment is from xx
Scrivener Error Affidavits have been recorded on xx and xx located at xx ” to correct the legal errors such as legal of mortgage shows  “xx

There is a junior mortgage against the subject property originated on xx  in the favor ofxx

First installment of county taxes for the year of xx has been paid in the amount of xx on xx and second installment is due in the amount of xx on xx. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payment and the next due date is xx/xx/xxxx. The last payment was received on in the amount of which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx % and P&I is $xxx.xx.
According to payment history, it seems that the loan has been reinstated. Borrower had made eight payments on xx/xx/xxxx in the amount of $x,xxx.xx for the due dates from xx/xx/xxxx to xx/xx/xxxx. The loan is currently performing.
Collections Comments:According to review of the collection comment and payment history, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on in the amount of which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx % and P&I is $xx.xx.
According to payment history, it seems that the loan has been reinstated. Borrower had made eight payments on xx/xx/xxxx in the amount of xx for the due dates from xx/xx/xxxx to xx/xx/xxxx.
The borrower, "x x x" had filed the bankruptcy under chapter x with the case #xx-xx on xx/xx/xxxx.
According to voluntary petition schedule D, the value of the collateral is $xx,xxx.xx and the amount of secured claim is $xx,xx.xx.According to Statement of Intention for Individuals Filing under Chapter x, the debtor wants to retain the property and enter into a Reaffirmation Agreement. The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.

According to document located at “xx”, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. According to document located at “xxx_COMPLP_xExxBxxB-xx-CBxC-xAxx-xxExxxxxxx”, the foreclosure was initiated and the complaint was filed on xx/xx/xxxx with the case #xxCHxxx. According to document located at “xxx_FC.COURTPL_xxBCABCx-AxxD-CCAA-xxBE-xxBxExxxxxxx Pg#xx”, motion for judgment for foreclosure sale was filed on xx/xx/xxxx. According to document located at “xxx_JDGORD_xx-xCxA-CxEB-xxCx-xxBxExxxxxxx”, the judgment was entered on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the review for loan reinstatement has been completed. Borrower promises to pay in the amount of xx on xx/xx/xxxx via wire. According to latest payment history as of xx/xx/xxxx, it seems that the loan has been reinstated. Borrower had made eight payments on xx/xx/xxxx in the amount of xx for the due dates from xx/xx/xxxx to xx/xx/xxxx and the next due date is xx/xx/xxxx. The loan is currently performing. Also, according to sheet x at “NPLxxxx-x MRC FORECLOSURE REPORT+++POOL x+++x ROOSEVELT+++x.xx (x)”, the foreclosure sale was scheduled for xx/xx/xxxx. The same sheet state that foreclosure was closed due to reinstatement. However, no comment regarding loan reinstatement or sale scheduling has been found in the collection comment.
According BPO report located at “xxxxx.pdf” dated xx/xx/xxxx, the subject property is owner occupied and is in average condition. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at “xxx_APPRINV_xxCAAxxE-xDxA-xDBB-xAxx-xAxAAFCxxDA”, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. According to document located at “xxx_COMPLP_xExxBxxB-xx-CBxC-xAxx-xxExxxxxxx”, the foreclosure was initiated and the complaint was filed on xx/xx/xxxx with the case #xxCHxxx. According to document located at “xxx_FC.COURTPL_xxBCABCx-AxxD-CCAA-xxBE-xxBxExxxxxxx Pg#xx”, motion for judgment for foreclosure sale was filed on xx/xx/xxxx. According to document located at “xxx_x_xx-xCxA-CxEB-xxCx-xxBxExxxxxxx”, the judgment was entered on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the review for loan reinstatement has been completed. Borrower promises to pay in the amount of xx on xx/xx/xxxx via wire. According to latest payment history as of xx/xx/xxxx, it seems that the loan has been reinstated. Borrower had made eight payments on xx/xx/xxxx in the amount of xx for the due dates from xx/xx/xxxx to xx/xx/xxxx and the next due date is xx/xx/xxxx. The loan is currently performing. Also, according to sheet located at “NPLxxxx-x MRC FORECLOSURE REPORT+++POOL x+++x x+++x.xx (x)”, the foreclosure sale was scheduled for xx/xx/xxxx. The same sheet state that foreclosure was closed due to reinstatement. However, no comment regarding loan reinstated or sale scheduling has been found in the collection comment.

Bankruptcy Comments:The borrower, "xx  had filed the bankruptcy under chapter x with the case #xx-xx on xx/xx/xxxx.
According to voluntary petition schedule D, the value of the collateral is $xx,xxx.xx and the amount of secured claim is $xx,xx.xx.According to Statement of Intention for Individuals Filing under Chapter x, the debtor wants to retain the property and enter into a Reaffirmation Agreement. The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
This modification agreement was made between the borrower, "xx d/b/a Mr. Cooper" on xx. According to modified terms, the new principal balance is xxBorrower promises to pay P&I in the amount of $xx.xx with the interest rate of x.xx % beginning from xx till the maturity date of xx.	Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bnakruptcy details have been found on PACER. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx    Tape Value: T   Variance:    Variance %:    Comment: Borrower middle name is xx    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -x0 (Days)   Variance %:    Comment: The loan was modified on xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-057x606879896x99   Tape Value: x0-057x606879896000   Variance:    Variance %:    Comment: MIN # is x0057x606879896x99.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 4.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $xx3.97   Tape Value: $x39.34   Variance: $-x5.37   Variance %: -x8.x07x6%   Comment: Modified P&I is $xx3.97.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx00000000000x0000000   Tape Value: 00x0xx00x0xx34566600   Variance:    Variance %:    Comment: Payment history string is 0xx344444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0000000x00000000000xx Tape Value: 00666543xx0x00xx0x00 Variance: Variance %: Comment: Payment history string reversed is 444444443xx0. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL Loan Data: $xx,xxx.xx Comparison Data: $xx,xxx.xx Variance: -$x,xxx.xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
																									Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20890277	xx	531	Not Applicable	45.285%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$36,674.20	2.000%	$304.78	xx/xx/xxxx	Financial Hardship	As per the review of updated title report dated xx the subject mortgage was originated onxx
There is a prior mortgage on the subject property, which was originated oxx
There are two junior mortgages on the subject property the first was originated on xx and recorded on xx in the amount of xx which is in the favor oxx
The second was originated onxx
Treasury -xx
The second was recorded on xx in the amount ofxx
xx.
The annual county taxes of xx have been paid in the amount of xx. No prior year delinquent taxes have been found.
The review of payment history as of xx shows that the borrower is delinquent for x months and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to xx. The UPB in payment history is reflected in the amount of xx. The current P&I is $xx.xx and the current PITI is $xx.xx.	Collections Comments:The collection comments and the available documents review states that the loan is in active foreclosure. The bankruptcy filed by the borrower was dismissed.
According to the collection comments the reason for default, current property occupancy and condition is unable to be determined.

Update:
No additional information was found in recent collection comments review.
Foreclosure Comments:As per the review, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed onxx/xx/xxxx; however, no further details pertaining to foreclosure has been found.
Bankruptcy Comments:The review of PACER documents states that the borrower has filed the bankruptcy under chapter xx with case # x:xx-xxxxx on xx/xx/xxxx.The POC was filed onxx/xx/xxxx with a secured claim amount of xx and the arrearage amount is xxAccording to schedule D of the voluntary petition, the amount of secured claim is $xx,xx.xx and the value of the collateral that supports this claim is $xx,xxx.xx. However, the unsecured portion is $xx,xx.xx. Did not see any comment regarding the property had a cramdown; however, as per the trustee's final report datedxx/xx/xxxx, the claim asserted is in the amount of xx and the allowed claim amount is $xx,xxx.xx and out of that the $xx.xx has been paid as a principal. No further details regarding bankruptcy have been found.	This loan was modification agreement was made on xx between the lender xx on xx with a new principal balance of xx with the deferred balance of xx interest bearing balance of xx. The borrower promises to pay the new modified P&I of $xx.xx with the new step interest rate of x% for xx months beginning from xx, P&I $xx.xx for xx months at x% starting xx, x% P&I $xx.xx for xx months starting from xx. The payments were started from xx and the new maturity date is xx. Before this, according to the document located at " xx_MODAGREE_xxCxx-ABxx-xFxD-Bxx-xxFxCxxBxxE," the loan was modified on xx.	Missing Required State Disclosures	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: As per review, there is no balloon provision. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER records the borrower has filed post origination bankruptcy.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the modification agreement, the amortization type is step.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00xx0xx   Tape Value: x0-00xx0xx000   Variance:    Variance %:    Comment: As per the recorded mortgage the MIN# is x000xx0xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0000000000000000   Tape Value: 0000000xxxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000000000000xx   Tape Value: xxxx0000000   Variance:    Variance %:    Comment: The Payment History String reversed is xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property has been located in FL. The following required disclosures are missing in the available loan files.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Radon Gas Disclosure"
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23073810	xx	620	618	53.656%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx shows subject mortgage was originated onxx	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till xx/xx/xxxx. The delinquency has been done for xx month. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/x/xxxx. . The last payment was received on xx/xx/xxxx in the amount of $xx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx. The reason for default is unable to be determined from available comments. The foreclosure was put on hold because the borrower filed bankruptcy chapter xx case #xx-xxx on xx/xx/xxxx. No property damage noted.
Foreclosure Comments:Loan referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx.  There was a sale date scheduled forxx/xx/xxxx.  Then there was no activity until xxxx.  There was a sale date scheduled forxx/xx/xxxx.  The foreclosure was put on hold because the borrower filed bankruptcy chapter xx with case # xx-xxx on xx/xx/xxxx.
Bankruptcy Comments:Borrower filed bankruptcy under chapter-xx with the case # xx-xxx on xx/xx/xxxx. The confirmation hearing is scheduled for xx/xx/xxxx. Schedule D in voluntary petition dated xx/xx/xxxx shows amount of claim without deducting value of collateral is $xx,xxx.xx and value of collateral that support this claim is $xxx,xxx.xx. However, unsecured portion remained as $x.xx. POC was filed x/x/xxxx with total claim of $xxx,xxx.xx and arrearage of $xx,xxx.xx.	Not Applicable	Loan Program Info Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Pacer records indicae a current bankruptcy. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 90 (Days)   Variance %:    Comment: Per Pacer   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Petition Filed   Tape Value: Dismissed   Variance:    Variance %:    Comment: Pacer records indicae a current bankruptcy.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00x5700035060074   Tape Value: x0-00x5700035060000   Variance:    Variance %:    Comment: Per the Mortgage   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0xx043xx3xx0x3xx0   Tape Value: 999999888777666565656656   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
																					Field: Payment History String Reversed Loan Value: 0xx3x0xx3xx340xx0xx Tape Value: 656656565666777888999999 Variance: Variance %: Comment: Per payment history. Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure missing. Seasoned loan over x years."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38306746	xx	Unavailable	Not Applicable	46.518%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$1,125.23	xx/xx/xxxx	Lower Interest Rate	Updated title report as of xx shows that the subject mortgage was originated onxx Annual estimated tax is xx with no prior year delinquency.	The Payment History as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx to till date. The delinquency has been done for x months. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date x/x/xxxx. The current P&I is $x,xxx.xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $$xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment reveals that the borrower has been delinquent from x/x/xxxx to till date. The delinquency has been done for x months. The last payment was received on x/x/xxxx in the amount of xx and it was applied for the due date x/x/xxxx. The current P&I is xx, and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx.
No evidence of post-closing FC has been found.
Borrower had filed bankruptcy under chapter-x with the case# xx-xx onxx/xx/xxxx. Later debtor got discharged and terminated on xx/xx/xxxx.

Servicing comment dated xx/xx/xxxx states that the property is vacant. No latest BPO is received.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with the case# xx-xx onxx/xx/xxxx. Later debtor got discharged and terminated on xx/xx/xxxx.	The modification agreement has been made between borrower and lender effective from xx. The new principal balance per modification in the amount of xx is to be paid at the rate of x.xx% beginning from xx to the stated maturity date xx. The borrower promised to pay the UPB plus interest to the Lender.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -567 (Days)   Variance %:    Comment: tape data incorrect   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-005xx50094064xx   Tape Value: x0-005xx5009406000   Variance:    Variance %:    Comment: tape data incorrect   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Secondary   Variance:    Variance %:    Comment: tape data incorrect   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000004444444444444443xx   Tape Value: ------------000000000000   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx3444444444444444000000 Tape Value: 000000000000------------ Variance: Variance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is failed for TILA finance charge and State Regulations test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is failed for the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Loan data $xxxx.xx, comparison data $x.xx hence the variance is $xxxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA Finance Charge Test and for APR test.
Loan data $xxx,xxx.xx, comparison data $xxx,xxx.xx hence the variance is -$x,xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow accounting disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46253074	xx	690	Not Applicable	48.361%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$299.94	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx
There are x HOA liens in the favor ofxx
Annual utility taxes for the year of xx have been paid in the amount of $xx.xx.
Annual school taxes for the year of xx have been paid in the amount of $xx.xx.
Annual combined taxes for the year of xx have been paid in the amount of $xx.xx.
 No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for x/x/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx.xx which was applied for x/x/xxxx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx-xx onxx/xx/xxxx. The debtor was dismissed onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.
The reason for the default is an excessive obligation. As per the inspection report datedxx/xx/xxxx, the subject property is owner-occupied. The As- is listed price is $xx,xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx-xx onxx/xx/xxxx. The debtor was dismissed onxx/xx/xxxx and the case was terminated onxx/xx/xxxx.
The loan was modified between the borrower xx LLC on  xx
The UPB is xxThe borrower promises to pay P&I in the amount of $xx.xx with the modified interest rate of x.xx %, beginning from xx. The maturity is xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter x3 with the case#x9-3x698 onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: -x5 (Days)   Variance %:    Comment: The loan was modified between the borrowerxx  and the lender Nationstar Mortgage, LLC on xx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-000x57003x0355x7   Tape Value: x0-00x570003x035000   Variance:    Variance %:    Comment: As per the mortgaeg, teh MIN# x0-000x57003x0355x7   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 5.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $x99.94   Tape Value: $850.34   Variance: $-550.40   Variance %: -64.7x705%   Comment: The loan was modified between the borrowerxx  and the lender Nationstar Mortgage, LLC on xx/xx/xxxx. The borrower promises to pay P&I in the amount of $x99.94.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0xx00xx0000003xx0000   Tape Value: 00x0000x33x3333456678999   Variance:    Variance %:    Comment: As per the Payment history, the string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0000xx3000000xx00xx0xx Tape Value: 9998766543333x33x00x0x00 Variance: Variance %: Comment: As per the Payment history, the string reversed is 444444444444. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16788801	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,427.00	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated oxx
The chain of the assignment has been completed. The latest assignment is xx
No judgment and liens were open against the borrower.

There is one junior mortgage against the subject property is in the favor ofxx
 Combined x & x installment of taxes for the year of xx have been paid in the amount of xx
Village Annual taxes for the year of xx are due in the amount of $xx.xx for the due date xx.
No prior year’s delinquent taxes have been found.

According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in foreclosure. The borrower is currently delinquent for x months. The last payment was received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xx.xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs. The foreclosure was initiated and the file was referred to the attorney onxx/xx/xxxx. The complaint was filed onxx/xx/xxxx with the case # xx-xxxxxx. No further details have been found.
Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney onxx/xx/xxxx. The complaint was filed onxx/xx/xxxx with the case # xx-xxxxxx. No further details have been found.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with the case# xx-xxxxx onxx/xx/xxxx.Motion for relief has been filed onxx/xx/xxxx. The case was discharged onxx/xx/xxxx.	According to the modification, the loan was modified on xx in between the borrowerxx LLC. The new modified principal balance per modification is in the amount of xx with interest rate starting at x.xx % and borrower promises to pay P&I in the amount of xx beginning on xx. The maturity date reflects per modification is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Evidence on bankruptcy filing after loan origination Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/x/x0x6   Tape Value:xx/xx/xxxx   Variance: -30 (Days)   Variance %:    Comment: As per modification last doc date is 5/x/x0x6 however tape reflectsxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-03x0300x0xx8x50x   Tape Value: x0-03x0300x0xx8x000   Variance:    Variance %:    Comment: Tape data incorrect   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $x4x7.00   Tape Value: $x47x.44   Variance: $-45.44   Variance %: -3.08603%   Comment: As per modification P&I is $x4x7.00; however tape reflects $x47x.44.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 4.000%   Tape Value: x.500%   Variance: x.500%   Variance %: x.50000%   Comment: As per modification original rate is 4.00%; however tape reflects x.500%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000xx   Tape Value: 0000000000x0000000000000   Variance:    Variance %:    Comment: client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx0000000000000000000000   Tape Value: 0000000000000x0000000000   Variance:    Variance %:    Comment: client reporting method was used   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Missing application Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file along with estimated hud-x and itemization."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State. The following state disclosures are missing in the loan files.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure,
NY Hazard Insurance Disclosure
Tax Escrow Account Designation,
Mortgage Bankers and Exempt Organizations Pre-application
Part xx Disclosure,
Alternative Mortgage Transaction Disclosures,
Co-Signer Notice Requirements,
Default Warning Notice,
Smoke Alarm Affidavit,
New York Real Property Escrow Account Disclosure,
Subprime Home Loan Counseling Disclosure,
Subprime Home Loan Tax and Insurance Payment Disclosure,
Subprime Home Loan Disclosure,
Commitment Disclosure,
Lock-in Disclosure,
Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
181182	xx	731	Not Applicable	33.641%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$480.32	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx the subject mortgage was originatedxx There are x civil judgments against the borrower. The first was recorded on xx for the amount oxx	According to the payment history as of xx the borrower has been delinquent for x months and the next due is xx. The last payment was received on xx for the amount of $xx.xx(PITI) which was applied to xx.The monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/xxxx the borrower has been delinquent for x months and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xx.xx(PITI) which was applied to x/x/xxxx.The monthly P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified since the origination. The modification agreement was made between the lenderxx  and the borrower xx  on xx/xx/xxxx, the new principal balance as per mod is xx. The modified interest rate is x.xx% and the P&I is $xxx.xx. The first payment was due on xx/xx/xxxx and the maturity is xx/xx/xxxx. The modification does not contain balloon payment.
The notice of lis  pendens was recorded on xx/xx/xxxx against the borrower xx  in the favor of xx .  However, no further comments have been found regarding the foreclosure.
The borrowerxx  filed bankruptcy under chapter x with case#xx-xx on xx/xx/xxxx.The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The order of reaffirmation agreement was filed on xx/xx/xxxx.
The reason for default as per servicing comments is curtailment of income.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The notice of lis  pendens was recorded on xx/xx/xxxx against the borrowerxx  in the favor ofxx   However, no further comments have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx filed bankruptcy under chapter x with case#xx-xx on xx/xx/xxxx.The case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The order of reaffirmation agreement was filed on xx/xx/xxxx.	The modification agreement was made between the lender Nationstar Mortgage LLC and the borrower xx on xx, the new principal balance as per mod is xx. The modified interest rate is x.xx% and the P&I is $xx.xx. The first payment was due on xx and the maturity is xx. The modification does not contain balloon payment.	Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrowerxx . Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value:xx    Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per mod the last modification date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00xx0xxx   Tape Value: x0-00xx0xx000   Variance:    Variance %:    Comment: As per mortgage the MIN is x0-00xx0xxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xx0%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $xx0.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: As per mod the P&I is $xx0.xx.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: x.000%   Tape Value: x.xx0%   Variance: -0.xx0%   Variance %: -0.xx000%   Comment: As per mod the rate is x.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000MM0000x0000000   Tape Value: 0000000000xxx00   Variance:    Variance %:    Comment: As per latest PH the string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000x0000MM0000000000   Tape Value: 00xxx0000000000   Variance:    Variance %:    Comment: As per latest PH the string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx e   Tape Valuxx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: x0 (Days) Variance %: Comment: The referral date is xx/xx/xxxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.

GSE (Freddie Mac public guidelines) Maximum LTV Test: FAIL
This loan failed the maximum LTV test due to one or more of the following findings: (Freddie Mac Bulletin xx-x)

RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* GSE Points and Fees Test Violations (Lvl x)     "GSE (Freddie Mac public guidelines) Maximum LTV Test: FAIL
This loan failed the maximum LTV test due to one or more of the following findings: (Freddie Mac Bulletin xx-x)
The loan-to-value (LTV) ratio is greater than xx%.
The combined loan-to-value (CLTV) ratio is greater than xx%.Freddie Mac will not purchase a conventional mortgage with a LTV ratio or CLTV ratio greater than xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer documents is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66040407	xx	Unavailable	Not Applicable	33.321%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$7,613.88	4.000%	$491.47	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment has been completed as the assignment of mortgage is currently xx
There is one IRS lien against the borrower in the amount of xx in favor of xx
There are x judgments against the name of borrower in favor of xx
The combined annual taxes of xx have been paid total in the amount of xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in delinquency for xx months. The last payment was received on x/x/xxxx in the amount of $xx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is xx.

Borrower's xx  had filed bankruptcy under chapter-x with the case# xx-xxxx onxx/xx/xxxx. The POC was not filed. Schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is $xx,xx.xx and the value of collateral that supports this claim is $xx,xxx.xx; therefore, the unsecured portion is $xx,xx.xx. The debtor was discharged on xx/x/xxxx and the case was terminated onxx/xx/xxxx.

According to the document located at "NPLxxxx-x MRC FORECLOSURE REPORT+++POOL x+++x x+++x.xx" the foreclosure was referred to attorney onxx/xx/xxxx and closed due to the reinstatement; however the servicing comment dated x/x/xxxx stated that LPS foreclosure closed, no further details are available regarding foreclosure.

As per comment dated xx/xx/xxxx the reason for default is business failure.
As per comment dated xx/xx/xxxx borrower stated that he had plans to make a lump sum payment by end of the month, then servicer advised him if not able to bring account current need then he could go for repayment plan, reinstatement or modification.
Borrower had new job and he was able to afford the payment. He stated that he closed business in xxxx and the hurricane impact also caused him to fall behind as the master bedroom also flood so had to pay for damage out of pocket as well.

As per BPO report datedxx/xx/xxxx the subject property is owner occupied. No visible damages were reported.
Foreclosure Comments:According to the document located at "NPLxxxx-x MRC FORECLOSURE REPORT+++POOL x+++x x+++x.xx" the foreclosure was referred to attorney onxx/xx/xxxx and closed due to the reinstatement; however the servicing comment dated x/x/xxxx stated that LPS foreclosure closed, no further details are available regarding foreclosure.
Bankruptcy Comments:Borrower's xx had filed bankruptcy under chapter-x with the case# xx-xxxx onxx/xx/xxxx. The POC was not filed. Schedule D of voluntary petition datedxx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is $xx,xx.xx and the value of collateral that supports this claim is $xx,xxx.xx; therefore, the unsecured portion is $xx,xx.xx. The debtor was discharged on xx/x/xxxx and the case was terminated onxx/xx/xxxx.	The Fixed Loan Modification agreement was made on an effective date of xx between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx.

The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Credit Report	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No evidence of baloon Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Evidence of bankruptcy post origination   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: closed the FC   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value: 6/9/x0x6   Variance: -x3 (Days)   Variance %:    Comment: doc date os last mod isxx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 3/x/x004   Tape Value: 4/x/x004   Variance: -3x (Days)   Variance %:    Comment: Original note data was used, tape data incorrect   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00x0400x96x84357   Tape Value: x0-00x0400x96x84000   Variance:    Variance %:    Comment: tape data incorrect   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $49x.47   Tape Value: $x39.80   Variance: $x5x.67   Variance %: x04.94995%   Comment: Most recent mod agreement data was used, tape data incorrect   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 4.000%   Tape Value: x.000%   Variance: x.000%   Variance %: x.00000%   Comment: Most recent mod agreement data was used, tape data incorrect   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $x07500.00   Tape Value: $x0x500.00   Variance: $5000.00   Variance %: 4.87804%   Comment: Original appraisal data was used   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 97.000%   Tape Value: x0x.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: Original appraisal data was used   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 90000xx333434567899999   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 999998765434333xx00009 Variance: Variance %: Comment: Client reporting method was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is "Moderate" as this loan failed "TILA Finance Charge Test and TILA APR Test".
 TILA Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$x,xxx.xx.
TILA APR Test: FAIL loan data: x.xxx% comparison data: x.xxx% variance: -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
 TILA Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$x,xxx.xx.

This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL loan data: x.xxx% comparison data: x.xxx% variance: -x.xxx%"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
																									* Not all borrowers signed TIL (Lvl x) "Final TIL is not executed by borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32656288	xx	631	Not Applicable	26.663%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$59,467.64	4.625%	$635.00	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated xx
The chain of assignment has been completed as the assignment of mortgage is currently withxx
No active judgments or liens have been found against the property or borrower.
The combined annual taxes of xx have been paid total in the amount of $xx.xx.
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for xx months. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in delinquency for xx months. The last payment was received onxx/xx/xxxx in the amount of $xx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The current UPB is xx.
The Fixed Loan Modification agreement was made on an effective date of xx/x/xxxx between xx ” (borrower) and “xx , NA (lender)”.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of x/x/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

Borrower xx ” had filed bankruptcy under chapter xx with case# xx-xx on xx/xx/xxxx. The POC was filed onxx/xx/xxxx with claim amount of xx and arrears in the amount of xx. The chapter xx was converted to chapter x on xx/x/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is $xx,xxx.xx; therefore, the unsecured portion is $ xx,xx.xx. The bankruptcy was discharged onxx/xx/xxxx and case was terminated onxx/xx/xxxx.

No comments found regarding foreclosure proceedings.
As per latest BPO report datedxx/xx/xxxx subject property is owner occupied and no damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter xx with case# xx-xx on xx/xx/xxxx. The POC was filed onxx/xx/xxxx with claim amount of xx and arrears in the amount of xx. The chapter xx was converted to chapter x on xx/x/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is $xx,xxx.xx; therefore, the unsecured portion is $ xx,xx.xx. The bankruptcy was discharged onxx/xx/xxxx and case was terminated onxx/xx/xxxx.	The Fixed Loan Modification agreement was made on an effective date of xx between “xx (lender)”.
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Data from note Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: data from pacer   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-0x4600x3x6x856x7   Tape Value: x0-0x4600x3x6x85000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value: $x88x35.x9   Variance: $xx64.7x   Variance %: 0.43877%   Comment: data from appraisal   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.703%   Tape Value: 68.000%   Variance: -0.x97%   Variance %: -0.x9700%   Comment: data from appraisal   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.703%   Tape Value: 68.000%   Variance: -0.x97%   Variance %: -0.x9700%   Comment: data from appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000x00044440xx   Tape Value: 0000000000xx34xx3456789   Variance:    Variance %:    Comment: Data from payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx04444000x0000000000000   Tape Value: 9876543xx343xx0000000000   Variance:    Variance %:    Comment: Data from payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file hence considered the estimated HUD-x located at "xx"."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk indicator is moderate as this loan failed "TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test"
TILA Finance Charge Test: FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx.
TILA Foreclosure Rescission Finance Charge Test:FAIL loan data: $xxx,xxx.xx comparison data: $xxx,xxx.xx variance: -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Service Transfer Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50179422	xx	657	Not Applicable	29.473%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xx have been paid in the amount of $xx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active collections. Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xxAccording to the PACER report, the debtor had xx filed the bankruptcy under the chapter xxth case# xx-xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx. The POC amount is xx and total arrearage amount is xx. The debtor was dismissed on xx/xx/xxxx and case was terminated on x/x/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexx report, the debtor hadxx filed the bankruptcy under the chapter xxth case# xx-xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx. The POC amount is xx and total arrearage amount is xx. The debtor was dismissed on xx/xx/xxxx and case was terminated on x/x/xxxx.	Not Applicable	Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Borrower had a post-origination bankruptcy filing on xx/xx/xxxx Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xx9400.00   Tape Value: $xx808x.x9   Variance: $x3x7.8x   Variance %: x.0x887%   Comment: Appraisal in the file has a value of $xx9,400.00. The differences in the tape value and ltv are negligible   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 7x.x57%   Tape Value: 73.000%   Variance: -0.743%   Variance %: -0.74300%   Comment: Appraisal in the file has a value of $xx9,400.00. The differences in the tape value and ltv are negligible   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 7x.x57%   Tape Value: 73.000%   Variance: -0.743%   Variance %: -0.74300%   Comment: Appraisal in the file has a value of $xx9,400.00. The differences in the tape value and ltv are negligible   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000x00xx0000xx000   Tape Value: 0x0xx3xx34x0x000000x3456   Variance:    Variance %:    Comment: Audit value string is based on the payment history provided by the servicer   Tape Source: Initial   Tape Type:
																					Field: Payment History String Reversed Loan Value: 000xx0000xx00x0000000000 Tape Value: 6543x0000x0x0x43xx30x0x0 Variance: Variance %: Comment: Audit value string is based on the payment history provided by the servicer Tape Source: Initial Tape Type:	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The subject property is located in AL State. The following state disclosure is missing from the loan file: Choice of Insurer"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51069291	xx	715	690	85.480%	First	Final policy	Not Applicable	x	xx	xx	$50,567.00	4.000%	$1,358.26	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment county taxes for the year of xx have been paid in the amount of $xx
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xxx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xxx/xxxx in the total amount of $x,xx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xx.xx. The current interest rate is x.xxx% with P&I in the amount of xx.
The borrower agree to pay the UPB of xx with interest rate of x.xxx % and P&I of xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
The borrower agrees to pay the amount of $xx,xx.xx  as deferred balance on the maturity date xx/xx/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
The borrowerxx   had filed bankruptcy under chapter xx with case#xx-xxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The plan was later dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Available notice of lis pendens with case#xx-x-xxx shows that the foreclosure complaint was filed on xx/xx/xxxx; however, collection comment dated xx/xx/xxxx shows that the foreclosure process was put on hold until after the appeal period ends. Latest comment dated xx/xx/xxxx shows that the mod denial was discussed and was advised that the foreclosure should be hold. No further information regarding foreclosure activity is available as the comments are available only till xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that the subject property is owner occupant.
Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Available notice of lis pendens with case#xx-x-xxx shows that the foreclosure complaint was filed on xx/xx/xxxx; however, collection comment dated xx/xx/xxxx shows that the foreclosure process was put on hold until after the appeal period ends. Latest comment dated xx/xx/xxxx shows that the mod denial was discussed and was advised that the foreclosure should be hold. No further information regarding foreclosure activity is available as the comments are available only till xx/xx/xxxx.
Bankruptcy Comments:The borrowerxx  andxx  had filed bankruptcy under chapter xx with case#xx-xxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The plan was later dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx in the claim amount of xx with arrearage in the amount of $x,xxx.xx.
Loan Modification agreement was made between borrower xx .” on effective date xx.
The borrower agree to pay the UPB of xx with interest rate of x.xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
The borrower agrees to pay the amount of xx  as deferred balance on the maturity date xx. The UPB that has been amortized is xx as an interest bearing amount.
Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape incorrect. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x First Name   Loan Value:xx  Tape Value:xx    Variance:    Variance %:    Comment: Taken from Note.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value:xx    Tape Value: xx    Variance:    Variance %:    Comment: Per docs   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0x4   Tape Value: 3/x/x0x0   Variance: x40x (Days)   Variance %:    Comment: Tape is incorrect.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: x0-00x570007559x665   Tape Value: x0-00x570007559x000   Variance:    Variance %:    Comment: Taken from Mort.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: 3/x/x0x0   Variance:    Variance %:    Comment: Tape is incorrect.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.875%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: 3/x/x0x5   Variance:    Variance %:    Comment: Tape is incorrect.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 3/x/x0x6   Variance:    Variance %:    Comment: Tape is incorrect.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 4.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $x358.x6   Tape Value: $x755.54   Variance: $-397.x8   Variance %: -xx.63007%   Comment: Tape is incorrect.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 4.000%   Tape Value: x.875%   Variance: x.xx5%   Variance %: x.xx500%   Comment: Tape is incorrect.   Tape Source: Initial   Tape Type:
Field: Number of Mod Rate Steps   Loan Value: Not Applicable   Tape Value: 3   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 9x.856%   Tape Value: 9x.000%   Variance: -0.x44%   Variance %: -0.x4400%   Comment: Per docs.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000xxx0x0   Tape Value: 00xx0xx0x0xx333xx3445678   Variance:    Variance %:    Comment: Taken from history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0x0xxx0000000 Tape Value: 8765443xx333xx0x0xx00 Variance: Variance %: Comment: Taken from history. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to final application the total monthly income of the borrower is $xx,xxx.xx; however, total monthly expenses of the borrower are in the amount of $x,xxx.xx. Hence, DTI is xx.xxx% which is greater than xx.xxx%."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx/xx/xxxx and HUD-x settlement date is xx/xx/xxxx; however, note date is xx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) "Final HUD-x shows settlement date is xx/xx/xxxx; however, note date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28252793	xx	704	769	46.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated onxx

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx
Active junior or senior judgments/liens/mortgages:

x. There is an active prior/senior Civil Judgment available in the updated title report against xx
x. There is an active prior/senior Mechanics Lien available in the updated title report against xx  in the amount of xx in favor of "xx

No Tax Assessment report is available in the updated title to confirm the current status of property taxes.	Review of updated payment history as of x/x/xxxx, the loan is currently performing well and the next due for payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of $x,xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing well and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of xx.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Valuexx Tape Value:xx |---| -5.000% |----| -5.00000% Comment: The oiginal CLTV of the loan is xx but the tape shows xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s)."
* Missing Required Disclosures (Lvl 3) "Missing Payoffs and Payments section final CD as borrower is consolidating the debt and this is refinance loan."	* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx. Annual payment (Debt Service) is $xx,xxx.xx and their Debt Service Cover Ratio (DSCR) is x.xx which is less than x."
																									* Final Application Incomplete (Lvl x) "Final Application incomplete due to reflecting Co-borrower Gregory Isgro income as $x,xxx.xx, however, calculated income is $x,xxx.xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18159233	xx	628	Not Applicable	38.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated oxx
The chain of assignment has not been completed. Currently, the assignment is fromxx
There is a junior mortgage against the borrower in the favor of xx
There are x junior credit card judgments against borrower in the favor xx
No, any prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is delinquent for xx months and next due is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied on x/x/xxxx with an interest rate of x.xxx %. The borrower last payment was made on as per the ARM notice change document located at “xx”.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is active in the bankruptcy and next due is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied on x/x/xxxx with an interest rate of x.xx %. The borrower last payment was made on as per the ARM notice change document located at “xx”.
The reason for default is excessive obligation.
The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx. The service was completed oxx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy.
The borrower xx  had filed bankruptcy under chapter xx with the case#xx-xxx on xx/xx/xxxx. The debtor plan was confirmed onxx/xx/xxxx. The POC was filed on x/x/xxxx in the amount of $xx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The debtor shall pay to the trustee in the amount of $xxxx.xx for xx months and $xx,xxx.xx per month for x month.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx. The service was completed oxx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case#xx-xxx on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case#xx-xxx on xx/xx/xxxx. The debtor plan was confirmed onxx/xx/xxxx. The POC was filed on x/x/xxxx in the amount of $xx,xxx.xx and the amount of arrearage is $xx,xxx.xx. The debtor shall pay to the trustee in the amount of $xxxx.xx for xx months and $xx,xxx.xx per month for x months.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Sale Publication |---| |----| Comment: The current status of foreclosure is awaiting sale. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.x50%   Tape Value: x.000%   Variance: 0.x50%   Variance %: 0.x5000%   Comment: As per note, the min rate at first adjustment is x.x50%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/x/x0x9   Tape Value: xx/x/x0x9   Variance: -30 (Days)   Variance %:    Comment: As per note, the next rate change date is xx/x/x0x9.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004443xx0x003xx00000xx0   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0xx00000xx300x0xx344400   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: The Application reflects the Purpose of Refinance as cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The Purpose of Transaction according to the HUD is cash out. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined from the available loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77822797	xx	Unavailable	Not Applicable	70.161%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originatedxx
The chain of the assignment has been completed. The latest assignment is xx
There is one active judgment against the borrower xx i in the amount of xx in the favor of xx
First and second combined taxes for the year of xx have been paid on xx and xx respectively each in the amount ofxx
First village taxes for the year of xx have been paid on xx and second taxes are due on xx each in the amount ofxx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xxx months and the next due date for the regular payment is xx/x/xxxx. Unable to determine the last payment date from the available payment history; however, as per the tape the borrower had made the last payment in the amount of $xxxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. Unable to determine the last payment date from the available payment history; however, as per the tape, the borrower had made the last payment in the amount of $xxxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xx.xx.
The reason for default is the death of the borrower.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The foreclosure judgment was entered on xx/xx/xxxx; however, the foreclosure file was put on hold as the borrower  “xx
Bankruptcy Comments:According to the PACER, the borrower  “xx ” had filed for bankruptcy under Chapter-xx with the case# xx-xx on xx/xx/xxxx and the plan is not confirmed yet. The POC was filed by the creditor x  on xx/xx/xxxx with the POC amount of xx and the amount of arrearage is $xxx,xxx.xx. As per the amended chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months. The Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount $xx,xxx.xx. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/xxxx.

Not Applicable	Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Judgment Entered Tape Value: Sale Confirmed |---| |----| Comment: As per comments current foreclosure status is judgment enter however tape data shows sale confirmed. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000x000xx   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per payment history payment string is 444444444444 however tape data shows 333333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx000x0000000000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: As per payment history payment string is 444444444444 however tape data shows 333333333333333333333333. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "The copy of the final hud-x document which was located at “xx” is illegible; however, some point and fees are handwritten by the settlement agent. The document is considered to check the CE result."
* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx/xx/xxxx was found at location " xx.pdf" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* DTI > xx% (Lvl x) "As per the final application, the total monthly income of the borrower is $x,xxx.xx and total monthly expenses are $x,xxx.xx. Hence, the DTI ratio is xx.xxx% which is greater than the xx.xx% of the monthly income."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at New York state. The following required state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.Commitment Disclosure
x.Lock-in Disclosure
																									xx.Expiration of Lock-in or Commitment Period"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37924963	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,470.21	4.000%	$2,198.02	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx
Investors, L.P.
There are multiple state tax liens against the borrower in the amount of xx which are recorded on the different dates in the favor of xx  However, there is no evidence of DOB, SSN# on the supporting documents to verify whether the lien is against the borrower.
There are multiple child support lien against the borrower in the amount ofxx
There are multiple civil judgments against the borrower in the amount of xx
There are multiple parxxviolation board judgments against the borrower in the amount oxx
There are multiple parxxviolation board judgments against the borrower in the amount of xx
There are multiple ECB liens which are recorded on the different dates and all are in the favor of thexx ; however, the lien amount is unavailable. As the property is located in xx so there is a risk of property getting foreclosed and that can be cured by paying off the lien amount with the additional charges if any.
There are multiple TAB judgments against the borrower in the amount of xx which are recorded on the different dates and in the favor of different plaintiff's.
The first installment borough taxes of xx have been paid in the amount ofxx
The x, x and xth installment taxes have been due.
The other annual taxes have been due.
The annual utility taxes of xx have been due in the amount of xx and the good through date for that was xx. There may be a possibility of delinquency.

The review of payment history as of x/x/xxxx shows that the borrower is delinquent for xx months and the next due date is x/x/xxxx. The last payment received date is unavailable; however, it is in the amount of $x,xxx.xx which was applied to x/x/xxxx. The UPB in payment history is reflected in the amount of $xxx,xxx.xx. The P&I is $x,xxx.xx and the current PITI is $x,xxx.xx.	Collections Comments:The collection comments review states tha the loan is in active bankruptcy.
The loan is currently delinquent for more than xx months. The subject property is located in New York state and the SOL period for this state is x years. The review of payment history as of x/x/xxxx shows that the borrower is delinquent for xx months and the next due date is x/x/xxxx. The last payment received to date is unavailable; however, it is in the amount of $x,xxx.xx which was applied to x/x/xxxx. The UPB in payment history is reflected in the amount of xx. The P&I is $x,xx.xx and the current PITI is $x,xxx.xx. As per the review, the foreclosure was initiated and the complaint was filed onxx/xx/xxxx; however, that was put on hold due to filed bankruptcy under chapter xx with the case#xx-xxxx onxx/xx/xxxx and the order on motion for relief from stay was filed on x/x/xxxx and the date of the last filing is x/x/xxxxthe current bankruptcy status is proof of claim filed. The loan is in the active bankruptcy.
The loan was modified once since origination.
As per comments datedxx/xx/xxxx, the title issue was resolved.
As per comment datedxx/xx/xxxx, the property has been owner occu[pied and property condition is unable to be determined; however, no damage or the repairs have been estimated.
Foreclosure Comments:Earlier, the foreclosure proceedings were begun in xxxx and the summons & complaint was filed onxx/xx/xxxx with the xx  but the court was ordered that the Lis Pendency which was filed onxx/xx/xxxx was discontinued and canceled onxx/xx/xxxx.  The foreclosure proceedings were again initiated on the loan by referring it to Attorney and the complaint was filed on xx/xx/xxxx with the case#xx/xxxx. However, the foreclosure proceedings were put on hold as borrower had filed bankruptcy under chapter xx with the case#xx-xxxx onxx/xx/xxxx and the order on motion for relief from stay was filed on x/x/xxxx. The loan is currently in the active bankruptcy.

Bankruptcy Comments:As per the PACER records, the borrower has filed bankruptcy under chapter xx with the case#xx-xxxx onxx/xx/xxxx. The POC was filed onxx/xx/xxxx with the secured claim amount of $xx,xxx.xx and the arrearage amount of $xx,xxx.xx.
The order on motion for relief from stay was filed on x/x/xxxx and the date of last filing is x/x/xxxx; however, no further details regarding this has been found.	This three step amortized modification agreement was made on between the lender and the borrower. As per modified terms the borrower promises to pay the modified principal balance of xx having the deferred amount of xx and interest bearing amount of xx with the initial interest rate of x.xx % which will step up in three steps up to x.xx% and the P&I of xx. The payments were started from xx and the new maturity date will be xx. This modification does not contain balloon provision.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: $644x.06 Tape Value: $-644x.06 |---| $xx884.xx |----| -x00.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: As per review, current foreclosure status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0xx   Tape Value: 3/x/x0xx   Variance: -x8 (Days)   Variance %:    Comment: Missing Modification.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $3596x.34   Tape Value: $-3596x.34   Variance: $7x9xx.68   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note review, there is interest only period.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 3/x/x0xx   Tape Value: 3/x/x0x4   Variance: -x096 (Days)   Variance %:    Comment: The Modification reflects the Modification Step x Date as 3/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 4.000%   Tape Value: 4.500%   Variance: -0.500%   Variance %: -0.50000%   Comment: The Modification reflects the Modification Step x Rate as 4%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 3/x/x0x4   Tape Value: 3/x/x0x5   Variance: -365 (Days)   Variance %:    Comment: The Modification reflects the Modification Step x Date as 3/x/x0x4.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 4.500%   Tape Value: 5.000%   Variance: -0.500%   Variance %: -0.50000%   Comment: The Modification reflects the Modification Step x Rate as 4.5%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: 5.000%   Variance %: 5.00000%   Comment: The Modification reflects the Modification Step 3 Rate as 5.0%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 44444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Appliaction is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Low Rise Condo (x-4 Stories) Variance: Variance %: Comment: As per appraisal report the property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "The final HUD-x along with the estimated HUD and itemization are missing from the loan files."	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The property is located in NY state, so the following required disclosures are missing from the loan files.
 NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan files."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33013893	xx	Unavailable	Not Applicable	68.431%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated oxx

The chain of the assignment is completed. The current assignment is from MERS as nominee for xx
There is one credit card judgment in the favor of ‘xx
The annual taxes for xx are paid off in the amount of xx
No delinquent taxes have been found.
The Payment History datedxx/xx/xxxx reveals that the borrower has been the delinquent from x/x/xxxx to till date. The delinquency has been done for more than xx months. The last payment was received with interest rate of x.x% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxx and received onxx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:

The comment dated xx/xx/xxxx shows that subject property is occupied by owner. No visible damages/repairs have been found.
The loan is currently delinquent for more than xx months. Subject property is located in WI State and the SOL for this state is x years. . The review of payment history as of xx/xx/xxxx reflects that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. Based on the payment history the last payment received on xx/xx/xxxx. The current unpaid principal balance per the payment history is in the amount of $xx,xxx.xx.
As per collection comments and loan file states that the foreclosure was initiated in xxxx. The file was referred to an attorneyxx/xx/xxxx and the complaint was filed onxx/xx/xxxx under case# xx CV xxx. The document (xxxxx_OTHER_FORECLOSURE_DOCUMENTS_xxxxxSxx_xxx) shows that MSJ was filed on xx/xx/xxxx with evaluation value is in amount of $xx,xx.xx. The judgment hearing date is xx/x/xxxx. The comment dated xx/xx/xxxx shows that sale was scheduled on x/x/xxxx with successful bid amount is $xx,xxx.xx.  However, the foreclosure was put on hold due to borrower filed bankruptcy case#xx-xxxx under chapter xx on xx/xx/xxxx and was dismissed on xx/xx/xxxx. Again BK case#xx-xx under chapter xx on xx/xx/xxxx, due to this foreclosure file was put on hold. The comment dated xx/xx/xxxx shows that sale rescission was completed.  Currently loan is in active BK case.

Foreclosure Comments:

As per collection comments and loan file states that the foreclosure was initiated in xxxx. The file was referred to an attorneyxx/xx/xxxx and the complaint was filed onxx/xx/xxxx under case# xx CV xxx. The document (xxxxx_OTHER_FORECLOSURE_DOCUMENTS_xxxxxSxx_xxx) shows that MSJ was filed on xx/xx/xxxx with evaluation value is in amount of $xx,xx.xx. The judgment hearing date is xx/x/xxxx. The comment dated xx/xx/xxxx shows that sale was scheduled on x/x/xxxx with successful bid amount is $xx,xxx.xx.  However, the foreclosure was put on hold due to borrower filed bankruptcy case#xx-xxxx under chapter xx on xx/xx/xxxx and was dismissed on xx/xx/xxxx. Again BK case#xx-xx under chapter xx on xx/xx/xxxx, due to this foreclosure file was put on hold. The comment dated xx/xx/xxxx shows that sale rescission was completed.  Currently loan is in active BK case. No further details have been found.

Bankruptcy Comments:Bankruptcy was filed by “xx  under the chapter xx case#xx-xx date xx/xx/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $xx,xxx.xx. The POC deadline was set for xx/xx/xxxx and creditor ‘x’ filed the POC on xx/xx/xxxx with secured claim amount of $xx,xxx.xx, unsecured amount is $xx,xxx.xx and arrearage is $xx,xxx.xx. Plan has not been confirmed yet. MFR was entered on xx/xx/xxxx. Currently loan is in active bankruptcy.

Not Applicable	Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Required State Disclosures	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000000x   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: the tape data payment history reversed string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: x00000000000000000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: the tape data payment history string is 444444444444. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final application dated xx/xx/xxxx, the borrower monthly income is $x,xxx.xx and monthly expenses are given in the amount of $x,xxx.xx. Hence the DTI ratio became xx.xxx%, which is greater than xx%."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Good Faith Estimate is missing from the loan files."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "Initial Truth In Lending disclosure is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Wisconsin, following state disclosures are missing from the loan files.
x.Explanation of Personal Obligation
x.Marital Property Act Disclosure
x.Pre-Application Fee Disclosure
x.Choice of Insurance Disclosure
x.Escrow Disclosure
x.Co-Signer Notice
x.Tattle Tale Notice under the Marital Property Act"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30989329	xx	650	769	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.500%	$1,107.88	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx
The chain of assignment have been completed as currently the assignment is with xx
x) There are multiple judgments found pending against the borrower xx
Property Tax Status;
x) x installment combined taxes for the year of xx have been paid in the amount of xx
x) x installment combined taxes for the year of xx have been paid in the amount of $xx	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xxx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xxx/xxxx in the total amount of xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xx,xx.xx. The current interest rate is x.xxx% with P&I in the amount of xx.
The loan was modified with an effective date of xx/xx/xxxx and a new principal balance of $xx,xx.xx to a step rate starting at x.xxx % and a P&I payment of $x,xxx.xx beginning from xx/xx/xxxx with a new maturity date of xx/xx/xxxx.  The  rate is in x steps ending with x.xxx %.
The foreclosure was not initiated in the loan.
The borrower Daniel J Fauvell had filed bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The plan was later dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower x x x had filed bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The plan was later dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx in the claim amount of $xx,xx.xx with arrearage in the amount of $x.xx.
Loan Modification agreement was made between borrower “xx
The loan was modified with an effective date of xx and a new principal balance of xx to a step rate starting at x.xx % and a P&I payment of xx beginning from xx with a new maturity date of xx.  The  rate is in x steps ending with x.xx %.
Affiliated Business Disclosure Credit Application	Field: Current Occupancy Loan Value: Owner (or Former): Second Home Tape Value: Owner (or Former): Primary Home |---| |----| Comment: documentation shows as a second home Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/9/x0x7   Tape Value:xx/xx/xxxx   Variance: -xx0 (Days)   Variance %:    Comment: date shows first payment 6/x/x0x7 and accepted 6/9/x0x7   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 6/x/x0x7   Tape Value: 6/x/x0x9   Variance: -730 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 3.500%   Tape Value: 5.500%   Variance: -x.000%   Variance %: -x.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 6/x/x0x8   Tape Value: 6/x/x0x0   Variance: -73x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 4.500%   Tape Value: 6.000%   Variance: -x.500%   Variance %: -x.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.500%   Tape Value: 0.000%   Variance: 5.500%   Variance %: 5.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 6.000%   Tape Value: 0.000%   Variance: 6.000%   Variance %: 6.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 333333x33xx33xxx   Tape Value: xxxxx333   Variance:    Variance %:    Comment: provide for xx months   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx33xx33x333333 Tape Value: 333xxxxx Variance: Variance %: Comment: payment history for last xx months Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89059294	xx	740	Not Applicable	32.240%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	3.500%	$1,450.40	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx
There is an active junior mortgage which has been found on the updated title report
There is a junior mortgage in the amount of xx in favor xx
There are two active credit card judgments against the borrower in the total amount oxx
There are four state tax liens against the borrower in the total amount ofxx
Annual x tax of xx has been paid on xx in the amount of xx.
x installment of combined tax for the year of xx has been paid on xx in the xx
x installment of combined tax for the year of xx is due on xx in the amount oxx
x installment of School tax for the year of xx has been paid on xx in the amount xx
x installment of School tax for the year of xx has been paid on xx in the amount xx
Review of the payment history provided fromxx/xx/xxxx toxx/xx/xxxx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments states that the borrower has been the delinquent for xx months. The last payment was received in the amount of xx on xx/xx/xxxx which was applied for the due date of xx/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Loan modification agreement was made on xx/xx/xxxx between borrower and lender in which the interest rate change from x.xxx% to x.xxx% and the new interest payment will be $xxx.xx which is effective from xx/x/xxxx. This rate will remain in effect for the next x years. As of x/x/xxxx the new rate change limits are: On the first change date the interest rate will not be higher than x.x% nor less than x.xx%, and the rate will never go up or down on a single change by more than x.xx%.  The maturity date is extended toxx/xx/xxxx.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney onxx/xx/xxxx and lis pendens was filed onxx/xx/xxxx. Foreclosure was placed on hold due to contested matter. As per comment datedxx/xx/xxxx foreclosure was contested onxx/xx/xxxx due to additional fees was charged. Comment datedxx/xx/xxxx shows that the xx affirmative defenses were filed onxx/xx/xxxx. Also the comment states that borrower is represented by counsel. The name of attorney representing borrower is xx . There is no information regarding this contested matter whether it has been resolved or not. Currently file is on hold. No more information has been found regarding foreclosure in the collection comments.

Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney onxx/xx/xxxx and lis pendens was filed onxx/xx/xxxx. Foreclosure was placed on hold due to contested matter. As per comment datedxx/xx/xxxx foreclosure was contested onxx/xx/xxxx due to additional fees was charged. Comment datedxx/xx/xxxx shows that the xx affirmative defenses were filed onxx/xx/xxxx. Also the comment states that borrower is represented by counsel. The name of attorney representing borrower is “x x, x”. There is no information regarding this contested matter whether it has been resolved or not. Currently file is on hold. No more information has been found regarding foreclosure in the collection comments.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made on xx between borrower and lender in which the interest rate change from x.xx% to x.xx% and the new interest payment will be $xx.xx which is effective from xx. This rate will remain in effect for the next x years. As of xx the new rate change limits are: On the first change date the interest rate will not be higher than x.x% nor less than x.xx%, and the rate will never go up or down on a single change by more than x.xx%. The maturity date is extended to xx.	HUD-x Closing Statement	Field: Corporate Advances: Recoverable per Payment History Loan Valuexx Tape Value: $-6506.40 |---| $x30xx.80 |----| -x00.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Per commetns and docs in file, no FC action has been taken other than referral to a FC attorney.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: xx/x/x009   Variance: -4x (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x03968.40   Tape Value: $-x03968.40   Variance: $x07936.80   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 4/x/x0x0   Tape Value: 4/x/x0xx   Variance: -73x (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Per note datedxx/xx/xxxx there is a 60 months IO period   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.x50%   Tape Value: x.000%   Variance: 0.x50%   Variance %: 0.x5000%   Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: 5.000%   Tape Value: x.000%   Variance: 3.000%   Variance %: 3.00000%   Comment: Tape data entry error   Tape Source: Initial   Tape Type:
																					Field: Referral Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: 9 (Days) Variance %: Comment: Per comments as ofxx/xx/xxxx the file was referred onxx/xx/xxxx. Tape Source: Initial Tape Type:	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is available in the loan file but some fees are hand written."	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51518882	xx	624	Not Applicable	17.781%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originated on xx
(Uxx
There is a civil judgment (Order of restitution) against the borrowerxx
First, second and third installments of combined taxes for the year of xx have been paid in the total amount of $xx.xx and fourth installment is due on xx for the amount of $xx.xx. Third and fourth installments of school taxes for the year of xx have been paid in the amount of $ xx.xx. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xxx months and the next due date is xx/xx/xxxx. The last payment received date is not available in the payment history. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx %and P&I is $xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/xxxx. The last payment received date is not available in the payment history. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx %and P&I is $xx.xx. According to document located at “xx”, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. According to document located at “Ln#xxxxxx Pg#xx”, the complaint was filed on xx/xx/xxxx with the case #xxxx-xx. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to court delay. According to comment dated xx/xx/xxxx, the file was put on hold due to assignment of mortgage issue. According to comment dated xx/xx/xxxx, the contested matter was identified. Answer claiming demand/proof of standing issue was found on xx/xx/xxxx. Contested matter was referred to litigation on xx/xx/xxxx. According to comment dated xx/xx/xxxx, copy of allonge of note was needed. Allonge endorsed to current plaintiff, x or with blank endorsement was needed to proceed with submission of the affidavit. According to comment dated xx/xx/xxxx, the additional fees were requested in the amount of $xxx.xx. The notice of pendency which was filed on xx/xx/xxxx has been expired and need to re-file to preserve action of valid record and to cut off potential liens. According to document located at “Ln#xxxxxx Pg#xx”, the same complaint (xxxx-xx) was re-filed on xx/xx/xxxx. The foreclosure file was put on hold due to bankruptcy filing. The borrower, "Tamieka S. Starling" had filed bankruptcy under chapter-xx with the case#xx-xxxx onxx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.
Foreclosure Comments:According to document located at “xxxxxx_CORP_ADV_INVOICES_xxxxxPxxxxxx_xx”, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. According to document located at “Ln#xxxxxx Pg#xx”, the complaint was filed on xx/xx/xxxx with the case #xxxx-xx. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to court delay. According to comment dated xx/xx/xxxx, the file was put on hold due to assignment of mortgage issue. According to comment dated xx/xx/xxxx, the contested matter was identified. Answer claiming demand/proof of standing issue was found on xx/xx/xxxx. Contested matter was referred to litigation on xx/xx/xxxx. According to comment dated xx/xx/xxxx, copy of allonge of note was needed. Allonge endorsed to current plaintiff, x x, x or with blank endorsement was needed to proceed with submission of the affidavit. According to comment dated xx/xx/xxxx, the additional fees were requested in the amount of $xxx.xx. The notice of pendency which was filed on xx/xx/xxxx has been expired and need to re-file to preserve action of valid record and to cut off potential liens. According to document located at “Ln#xxxxxx Pg#xx”, the same complaint (xxxx-xx) was re-filed on xx/xx/xxxx. The foreclosure file was put on hold due to bankruptcy filing. The borrower, xx " had filed bankruptcy under chapter-xx with the case#xx-xxxx onxx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
Bankruptcy Comments:The borrower, xx " had filed bankruptcy under chapter-xx with the case#xx-xxxx onxx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. According to voluntary petition schedule D, the value of collateral is $xxx,xxx.xx and the amount of secured claim is $xxx,xxx.xx. The creditor, "x x, x” had filed POC for the secured claim amount of xx and the amount of arrearage is xxAccording to order of confirming chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months. Arrearage to be paid through the chapter xx plan is in the amount of $xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |---| |----| Comment: The complaint was filed on xx/xx/xxxx.As per the servicing comments, no foreclosure judgment has been entered. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: As per payment history string reversed is 444444444444. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Cash out purchase (Lvl x) "According to final HUD-x, this is purchase transaction. However, there was cash to the borrower in the amount of $x,xxx.xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL  Loan Data x.xxx% Comparison Data x.xxx% Variance+x.xxx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located inxx . The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66808235	xx	Unavailable	Not Applicable	71.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was recorded xx
Active Judgments and Liens;
x) ECB lien found pending against the borrower xx
x) One more ECB lien found pending against thexx
x) One PVB found pending against the borrower xx
Property Tax Status;
x) x installment borough taxes have been paid in the amount oxx
x) x installment borough taxes are due on xx for the amount of $xx
x) x installment borough taxes are due on xx for the amount of $xx
x) xth installment borough taxes are due on xx for the amount of xx
x) Annual utility taxes have been delinquent for the amount of $xx.xx with the good through datexx
According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received date is unable to be determined. The payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is currently delinquent for xx months. The last payment received date is unable to be determined. The payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xx.xx. The UPB reflected as per the payment history is in the amount of xx.
The borrower x x had filed bankruptcy under chapter x with case#x-xx-xx on xx/xx/xxxx. The plan was discharged on xx/xx/xxxx which was later terminated on xx/xx/xxxx.
The foreclosure was initiated in the loan and was referred to attorney in xxxx. Available notice of lis pendens with case#xxxxx-xxxx located at (Ln#xxxxxx Page#xx)shows that the foreclosure complaint was filed on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the statute of limitation was expired on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the contested matter was referred to attorney on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the foreclosure process was put on hold due to litigation. The file was handled by the legal department and was assigned to x x (x) to monitor and resolve. The comment dated xx/xx/xxxx shows that the file was contested for additional fees. There is no comment stating that the contested matter has been resolved or not. Also, no more further information regarding foreclosure activity is available in the collection comments. The loan is currently in active foreclosure. Updated title report dated xx/xx/xxxx shows that the subject property is still vested in the name of borrower x x & x x & x x.
No damages or repairs have been found.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.

Foreclosure Comments:The foreclosure was initiated in the loan and was referred to attorney in xxxx. Available notice of lis pendens with case#xxxxx-xxxx located at (Ln#xxxxxx Page#xx)shows that the foreclosure complaint was filed on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the statute of limitation was expired on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the contested matter was referred to attorney on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the foreclosure process was put on hold due to litigation. The file was handled by the legal department and was assigned to Michael Bennett (Paralegal) to monitor and resolve. The comment dated xx/xx/xxxx shows that the file was contested for additional fees. There is no comment stating that the contested matter has been resolved or not. Also, no more further information regarding foreclosure activity is available in the collection comments. The loan is currently in active foreclosure. Updated title report dated xx/xx/xxxx shows that the subject property is still vested in the name of borrower xx
Bankruptcy Comments:The borrower Juanita Thomas had filed bankruptcy under chapter x with case#x-xx-xx on xx/xx/xxxx. The plan was discharged on xx/xx/xxxx which was later terminated on xx/xx/xxxx.
Not Applicable	Credit Report HUD-x Closing Statement Missing Required State Disclosures Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case# 09-49x37 on xx/xx/xxxx. Case was dismissed onxx/xx/xxxx and was terminated onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Current foreclosure status is awaiting sale.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: The Payment History String reversed is 444444444444. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD is available in the loan file located at (xxtxt) which is signed by the borrower; however, some points and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA finance charge test and late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test as;
Late Fees Test: FAIL x.xxx% x.xxx% +x.xxx%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* DTI > xx% (Lvl x)     "According to final application the total monthly income of the borrower is in the amount of $x,xxx.xx; however, the total monthly expenses of the borrower are in the amount of $x,xxx.xx hence, DTI  is exceeding xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located inxx
The following disclosures are missing from the loan file:

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx. Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77948744	xx	653	Not Applicable	50.620%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$1,947.31	xx/xx/xxxx	Financial Hardship
The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The last assignment is with xx

Combined annual taxes of xx of x installments are paid in the amount of xx
According to the payment history as of xx the borrower has been delinquent for xx months. The last payment was received on xx, the payment applied date was xx and the next due date for payment on xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history the borrower is delinquent for xx months. The last payment was received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment on x/x/xxxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unemployment decreased of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property. The property is in good condition. No damage or repair has been found.
The foreclosure was initiated. The file was referred to an attorney onxx/xx/xxxx and the complaint was filed onxx/xx/xxxx. The sale date was set but the borrower filed bankruptcy under chapter xx with the case # is xx-xxxx on xx/xx/xxxx.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney onxx/xx/xxxx and the complaint was filed onxx/xx/xxxx. The sale date was set but the borrower filed bankruptcy under chapter xx with the case # is xx-xxxx on xx/xx/xxxx.
Bankruptcy Comments:The borrowersxx had filed for bankruptcy under chapter-xx with the case# xx-xxxx on xx/xx/xxxx. Plan confirmed on xx/xx/xxxx. The POC was filed by the creditor on xx/xx/xxxx. The POC amount of claim is $xxx,xxx.xx. The POC amount of arrearage is xxAs per chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee $xxxx.xx per month for x to x months and $xx.xx per month from x to xx months.The post-petition date is x/x/xxxx.The motion for relief from stay is x/x/xxxx. As per the schedule D of Voluntary Petition contains the amount of claim without deduct the value of collateral is $xxxx.xx and value of collateral is $xx,xx.xx. Hence the unsecured portion is $xx,xx.xx. There is no comment indicating for cram down.	The modification made between the borrower’sxx on xx . The new modified principal balance as per modification is in the amount of xx with interest rate of x.xx% and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. The interest bearing amount is xx.There is no any deferred balance.This loan was modified twice in xx and in xx.
Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: The foreclosure was initiated. The file was referred to an attorney onxx/xx/xxxx and the complaint was filed onxx/xx/xxxx. The sale date was set but the borrower filed bankruptcy under chapter xx with the case # is xx-00xx on xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0xx   Tape Value: x/x/x0xx   Variance: -xx (Days)   Variance %:    Comment: The Document Date of the Last Modification is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0xM0000xxxx0MMM   Tape Value: xx00xxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx00000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM0xxxx0000Mx0   Tape Value: xxx00xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as 00000xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx    Tape Value: xx SE   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: The purpose of application is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The purpose of transaction per hud-x is cash out. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL xx xx -$xx.xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL xx xx -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.

Origination Fee Test: FAIL Loan Data xx Comparison Data xx Variance +xx
The loan failed the origination fee test.

Discount Fee Test: FAIL Loan Data xx Comparison Data xx Variance +xx
The loan failed the discount fee test. This loan failed because either:"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Origination Fee Test: FAIL Loan Data xx Comparison Data xx Variance +xx
The loan failed the origination fee test.
The loan has an origination fee that is greater than x% of the loan's principal.

Discount Fee Test: FAIL Loan Data xx Comparison Data xx Variance +xx
The loan failed the discount fee test. This loan failed because either:
The loan has an origination fee that is greater than x% of the principal; or The compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than x% of the principal."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "The List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the DC state. The following state disclosures are missing from the loan file:
x.DC Insurance Notice
x.Domestic Partner Disclosure
x.MO Collateral Protection Act Notice
																									x.Borrower's Choice of Insurer orAgent"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71571288	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$46,795.61	5.000%	$865.90	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx, the subject mortgage was originated on xx n the favor ofxxand in the amount of xx which were recorded on xx respectively. The annual combined taxes of xx have been paid in the amount of $xx o prior year's delinquent taxes have been found.	Review of payment history as of x/x/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB taken as per the tape data is $xx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy. Review of payment history as of x/x/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xx.xx, which was applied for x/x/xxxx. The current UPB taken as per the tape data is $xx,xx.xx. Reason for default is unable to be determined. According to the servicing comment dated x/x/xxxx, the subject property is owner-occupied. No BPO and inspection reports have been provided.
Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx as per tape data. The complaint was filed onxx/xx/xxxx with the case#xx SP xxx as per Updated title report.
Bankruptcy Comments:The borrowerxx had filed the bankruptcy under Chapter xx with the case #xx-xxxxx on x/x/xxxx. The POC was filed onxx/xx/xxxx with the secured claim of xx and the amount of arrearage was $xx,xxx.xx. As per amended Chapter xx plan, the debtor shall pay to the trustee the sum of $xx.xx per month for x months and $x,xx.xx for xx months.The date of the last filing of bankruptcy was x/x/xxxx.	This modification agreement was signed between the borrowerxx , on xx. The unpaid principal balance was xx with the interest rate x.xx%. The borrower promises to pay the monthly P&I of $xx.xx beginning from xx. The maturity is xx. The prior modification was done on xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Sale Confirmed |---| |----| Comment: complaint filed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value:xx    Tape Value: xx    Variance: xx  Variance %: x6.94665%   Comment: Most recent modification dated x0/9/x0x4 discloses a deferred balance of 446,795.6x   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: 30 (Days)   Variance %:    Comment: xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Original note as a 360 month fixed rate loan. There have been two modifications that would be considered steps   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx/xx/xxxx   Variance:    Variance %:    Comment: Audit value shows the correct informaton from the modifications dated xx/xx/xxxx and x0/9/x0x4   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 9.380%   Variance:    Variance %:    Comment: Audit value shows the correct information from the modifications dated xx/xx/xxxx and x0/9/x0x4   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Audit value shows the correct information from the modifications dated xx/xx/xxxx and x0/9/x0x4   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $x70706.x0   Tape Value: $x70706.00   Variance: $0.x0   Variance %: 0.000xx%   Comment: Note has the original loan amount of $x70,706.x0   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x00xx00000000xx000000x   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Audit value has payment history based on documents provided   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x000000xx00000000xx00x   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Audit value has payment history based on documents provided   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx/xx/xxxx   Tape Value: 9/x/x033   Variance: x3 (Days)   Variance %:    Comment: Original note has the maturity date asxx/xx/xxxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: There is not any appraisal, however the updated title report shows a foreclosure action from a PUD to collect delinquent charges Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "HUD-x is missing from the loan file. The estimated HUD-x/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl x) "Final Application/xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95277716	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated onxx There is one junior mortgage recorded on xx in favor ofxx member civil relief act was filed on xx No any judgments or liens have been found against the borrower/subject property. The annual combined taxes for xx are due on xx in the amount of $xx. No prior year delinquent taxes have been found.	Review of latest payment history shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly payments. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:The borrower xx had filed bankruptcy dated on x/x/xxxx under chapter xx with case no#xx-xx. The plan was confirmed onxx/xx/xxxx. The POC was filed by subject creditor Wilmington Saving Fund Society onxx/xx/xxxx with the secured claim amount of xx and arrears in the amount of $xx,xxx.xx. As per second amended plan dated xx/x/xxxx the debtor shall pay arrears total in the amount of $xx,xxx.xx and the claim to be paid directly to the subject creditor (not through the plan). MFR was filed by subject creditor “xx onxx/xx/xxxx and the motion was granted on x/x/xxxx.

The loan is in delinquency for xx months and borrower is not maxxhis monthly payments. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xx.xx.
The loan has not been modified since origination.

Available servicing comments and the documents available in loan file that the foreclosure was initiated in a loan and the file was referred to attorney onxx/xx/xxxx. The foreclosure was put on hold due to the bankruptcy filed by the borrower on x/x/xxxx under chapter xx with case no#xx-xx. MFR was filed by subject creditor xx  onxx/xx/xxxx and the motion was granted on x/x/xxxx. No further details have been found.

According to the BPO datedxx/xx/xxxx and located at "xxxxx_BPO_xxxxxSxx_xx" need to replace the roof of subject property with the estimated cost of repair $x,xxx.xx. However, the BPO report dated x/x/xxxx located at "xxxxx_BPO_xxxxxSxx_xx" does not reflect property damage. However, there is no information provided in collection comments regarding the damage has been repaired or not. As per latest comment datedxx/xx/xxxx the subject property is owner occupied.

Foreclosure Comments:Available servicing comments and the documents available in loan file that the foreclosure was initiated in a loan and the file was referred to attorney onxx/xx/xxxx. The foreclosure was put on hold due to the bankruptcy filed by the borrower on x/x/xxxx under chapter xx with case no#xx-xx. MFR was filed by subject creditor “Wilmington Saving Fund Society” onxx/xx/xxxx and the motion was granted on x/x/xxxx. No further details have been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy dated on x/x/xxxx under chapter xx with case no#xx-xx. The plan was confirmed onxx/xx/xxxx. The POC was filed by subject creditor Wilmington Saving Fund Society onxx/xx/xxxx with the secured claim amount of xx and arrears in the amount of $xx,xxx.xx. As per second amended plan dated xx/x/xxxx the debtor shall pay arrears total in the amount of $xx,xxx.xx and the claim to be paid directly to the subject creditor (not through the plan). MFR was filed by subject creditor “xx ” onxx/xx/xxxx and the motion was granted on x/x/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Client reporting method was used   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: The property was vested in the name of borrower in x995 and loan was originated in x003.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: The property was vested in the name of borrower in x995 and loan was originated in x003.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: -x4x (Days) Variance %: Comment: As per note maturity date is xx/xx/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file. Also the itemization or estimated HUD-x are missing."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99800176	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$2,916.00	6.000%	$517.28	xx/xx/xxxx	Financial Hardship	As per updated title report dated xx the subject mortgage was originated xx
xx

No active liens and judgments have been found.
xx/xx Combined x installment of taxes have been paid in the amount oxx
xx/xx Combined x installment of taxes has been due in the amount oxx
No prior year delinquent taxes have been found.	As per the payment history dated on xx/xx/xxxx reflects that the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was due for xx/xx/xxxx. The next due date is xx/x/xxxx. Current interest rate is x.xxx%. Unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy. As per the payment history dated on xx/xx/xxxx reflects that the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx in the amount of $xx.xx which was due for xx/xx/xxxx. The next due date is xx/x/xxxx. Current interest rate is x.xxx%. Unpaid principal balance is in the amount of xx.
Unable to determine the reason for default. The subject property has been occupied by the owner. No comments have been found for damages or repairs. According to the collection comments, the foreclosure was initiated in xxxx. The foreclosure file referred to attorney on xx/xx/xxxx. The complaint was completed on xx/xx/xxxx. The foreclosure file placed hold on xx/xx/xxxx due to active bankruptcy. No more information regarding with the foreclosure.
Foreclosure Comments:According to the collection comments, the foreclosure was initiated in xxxx. The foreclosure file referred to attorney on xx/xx/xxxx. The complaint was completed on xx/xx/xxxx. The foreclosure file placed hold on xx/xx/xxxx due to active bankruptcy. No more information regarding with the foreclosure.
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. POC was filed on xx/x/xxxx secured claim amount of $xxx,xxx.xx with arrearage $xx,xx.xx. The date of the last filing the bankruptcy isxx/xx/xxxx.The schedule D of voluntary petition does not reflects any unsecured debt. The chapter xx plan was confirmed on xx/xx/xxxx. Under confirmed chapter xx plan debtor shall pay to the trustee $xx.xx for xx months. The motion for relief has been filed onxx/xx/xxxx.	The modification agreement was made on xx between (borrower)xx
According to the modification agreement, the new principal balance is in the amount of xxInterest bearing amount is xxThe amount is deferred in the amount of xx. The first payment begins on xx with modified interest rate x.xx% and P&I is $xx.xx. No principal is forgiven. A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	Field: Doc Date of Last Modification Loan Value: 4/x/x0x5 Tape Value: 3/3/x0x5 |---| x9 (Days) |----| Comment: Doc date of Last Modification is xx/xx/xxxx. However, tape data shows 3/3/x0x5. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000xx000000x   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History String is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: x000000xx00000000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: payment History String Reversed is 444444444444. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA APR Test: FAIL: Loan data is x.xxx%, comparison data is x.xxx% and variance data is -x.xxxx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL: Loan data is x.xxx%, comparison data is x.xxx% and variance data is -x.xxxx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The property is located in Illinois(IL).
-The below disclosure is missing from the loan file:-
x.IL Collateral Protection Insurance Notice.
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90224117	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$18,476.19	6.000%	$387.59	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was oxx
There are two real estate tax liens against the subject property in the favor of State of xx
First and second installments of county taxes for the year of xx have been paid in the total amount of $xx
According to latest payment history as of xx, the borrower is currently delinquent for xx months and the next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of xxThe current interest rate is x.xx % and P&I is $xx.xx.	Collections Comments:According to review of the collection comment, the loan is currently in the bankruptcy. The borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $xx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xx.xx. The current interest rate is x.xxx % and P&I is $xx.xx. The loan was modified on xx/xx/xxxx. According to modified terms, the new principal balance is $xx,xx.xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected as $xx,xx.xx. The borrower, xx ” had bankruptcy under chapter xx with the case # xx-xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
According to voluntary petition schedule D, the value of the collateral is $xx,xx.xx and the amount of secured claim is $xx,xx.xx. The creditor, "x x, x.x" had filed the POC for the secured claim amount of $xx,xxx.xx and the amount of arrearage of $x,xxx.xx on x/x/xxxx. Motion for relief from stay was filed on xx/xx/xxxx and order for same was granted onxx/xx/xxxx.
According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months period. Arrearage to be paid through the chapter xx plan is in the amount of $x,xxx.xx. The same plan was confirmed on xx/xx/xxxx. No foreclosure activity has been found in the loan file.
According to comment dated xx/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx ” had bankruptcy under chapter xx with the case # xx-xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
According to voluntary petition schedule D, the value of the collateral is $xx,xx.xx and the amount of secured claim is $xx,xx.xx. The creditor, "x x, x" had filed the POC for the secured claim amount of $xx,xxx.xx and the amount of arrearage of $x,xxx.xx on x/x/xxxx. Motion for relief from stay was filed on xx/xx/xxxx and order for same was granted onxx/xx/xxxx.
According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months period. Arrearage to be paid through the chapter xx plan is in the amount of $x,xxx.xx. The same plan was confirmed on xx/xx/xxxx.
This modification agreement was made between the borrower, "xx . According to modified terms, the new principal balance is xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected as xxBorrower promises to pay P&I in the amount of $xx.xx with the modified interest rate of x.xx % beginning from xx till the maturity date of xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Doc Date of Last Modification Loan Value: x/x/x0xx Tape Value:xx/xx/xxxx |---| xx (Days) |----| Comment: Loan was modified on xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0xxxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxx0   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discrepancy. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. Disclosure of Additional Fees is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18582524	xx	Unavailable	Not Applicable	37.048%	First	Final policy	Not Applicable	x	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx
There is a junior mortgage recorded on xx n the favor oxx
The x installment city taxes of xx have been paid in the amount xx.
Combined x installment taxes of xx have been paid in the amount xx.
No prior year delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for x/x/xxxx. The UPB is reflected in the latest payment history in the amount of $xxx,xxx.xx. The borrower has made the last payment accordig to the ARM change notice located at "xxxxxxxxxx_ARM_NOTICE_ACTUAL_xxxxxxxx_Lxxxxxxxxxxxxxxxx_xxx._xxxxxxxxxxxxx".	Collections Comments:The review of the collection comment shows that the loan is in active foreclosure and next due date for the payment is x/x/xxxx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for x/x/xxxx. The UPB is reflected in the latest payment history in the amount of $xx,xxx.xx.
The reason for default is unable to be determined.
As per the servicing comments dated x/x/xxxx, the subject property is owner-occupied.  No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated and referred to attorney onxx/xx/xxxx .However, the foreclosure was put on hold onxx/xx/xxxx due to Mediation hearing.Again the the foreclosure was put on hold on x/x/xxxx for awaiting recorded documents. The foreclosure hold was ended on  xx/xx/xxxx.The reprojected step complaint filing date wasxx/xx/xxxx.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Referred to Attorney Tape Value: Foreclosure Not Begun |---| |----| Comment: As per the servicing comments, the foreclosure was referred to attorney onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/x/x0x4   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 9/x/x008   Tape Value: x/x/x0x9   Variance: -3805 (Days)   Variance %:    Comment: As per note, the first rate change date is 9/x/x0x8.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 7.x40%   Tape Value: x.000%   Variance: 6.x40%   Variance %: 6.x4000%   Comment: As per note, the max rate at first adjustment is 7.x40%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000444444444444444444   Tape Value: 333333333333333333333xx   Variance:    Variance %:    Comment: As per payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444000000   Tape Value: xx333333333333333333333   Variance:    Variance %:    Comment: As per payment history string reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent Loan Value: 3.000% Tape Value: x.000% Variance: x.000% Variance %: x.00000% Comment: As per note, rate adjustment initial cap percent is x%. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Oregon. The following state disclosures are missing from the loan file.
x.Oregon Forced Placed Insurance Notice
x.Notice where Escrow Account is NOT Required
x.Escrow Notice for Loans Sold to Out-of- State Purchases within one year
x.Anti-Coercion Notice
x.Insurance Premium Notice
x.Insurance Sales Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The note date isxx/xx/xxxx and settlement date isxx/xx/xxxx. However, the settlement date is different from the note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95181437	xx	638	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.990%	$984.87	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was xx xx Combined annual tax has been paid on xx in the amount of $xx.xx.	According to the payment history, the borrower has been delinquent for xx months and the next payment due date for the payment is xx/x/xxxx. The last payment was received onxx/xx/xxxx the P&I is in the amount of $xxx.xx which was applied for xx/x/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments. The borrower has been delinquent for xx months and the next payment due date for the payment is xx/x/xxxx. The last payment was received onxx/xx/xxxx the P&I is in the amount of $xx.xx which was applied for xx/x/xxxx. The current UPB reflected in the payment history is in the amount of $xx,xxx.xx.
The reason for the default of the borrower was Disaster. No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated, and the file was referred to an attorney onxx/xx/xxxx.  Unable to determine the complaint filed date. As per the collection commentxx/xx/xxxx the sale was scheduled xx/xx/xxxx; however, the foreclosure was put on hold due to bankruptcy which was filed on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case#xx-xx on xx/xx/xxxx. POC was filed onxx/xx/xxxx secured claim amount of xx with arrearage $xx,xxx.xx. The date of the last filing the bankruptcy isxx/xx/xxxx.The schedule D of voluntary petition does not reflects any unsecured debt.	According to the modification, the loan was modified on xx between the borrower xx . The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx% and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The maturity date as per modification is xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: 5/x/x0x7 Tape Value: 6/x/x0x7 |---| -3x (Days) |----| Comment: Doc Date is Modification is 5/x/x0x7. However, the tape data reflects 6/x/x0x7. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000x000000xx   Tape Value: 3333333333333333333xx000   Variance:    Variance %:    Comment: Payment History String 444444444444. However, the tape data reflects 3333333333xx000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx000000x0000000000   Tape Value: 000xx3333333333333333333   Variance:    Variance %:    Comment: Payment History String Reversed 444444444444. However, the tape data reflects 00xx333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is Unavailable. however, the tape data reflects Cash Our- Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-x is Refinance. however, the tape data reflects Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/x/x045 Tape Value: 9/x/x045 Variance: -3x (Days) Variance %: Comment: Stated Maturity Date is 8/x/x045. However, the tape data reflects 9/x/x045. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "?Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "?Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "?List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at TX State. The following state disclosures are missing from the loan files.
?TX Loan Agreement Notice
?Commitment Requirement/Anti-Tying
?TILA Disclosures in Spanish
?Home Equity Consumer Disclosure
?Home Equity Loan Interest and Fees Preclosing Disclosure
?Home Equity Loan Copies of Documents
?Home Equity Loan Rescission Notice
?Fair Market Value of Homestead Property Acknowledgment
?Home Equity Loan Notice of Address for Borrower Notification of Violation
?Non-Deposit Investment Product Disclosure Are there any promotional materials?
?Construction Loan Disclosure."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "?Affiliated Business Form is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-x , the settlement date is x/x/xxxx which is different from note date x/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70934686	xx	650	567	54.557%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.115%	$1,988.00	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated oxx
There is one senior mortgage found open in the amount of $xx.xx favor xx
There are four ECB Lien against the borrower found open in the total amount of $xx nd, x & xth installment of borough taxes for the year of xx is due in the total amount of $xx.xx.
There is annual utilities charges for the year of xx is delinquent in the amount of $xx.xx and good through date was xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/xxxx. Summon & complaint of foreclosure was filed dated on x/x/xxxx. In between FC process was delayed due to contested and litigation which was ended on xx/xx/xxxx. According to servicing comment dated xx/xx/xxxx foreclosure process currently was put on hold due to loss mitigation. No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than xxx days. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx.  As per payment history, the current UPB is being reflected in the amount of xx.
Review of PACER, bankruptcy is not initiated on the loan.
According to servicing comment, reason for default is excessive obligations. No information has been found regarding any damage or repair.

Update:
The foreclosure was initiated in xxxx. As per servicing comment dated xx/xx/xxxx, the foreclosure was cancelled on xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, the loan was modified on xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, there is trail payment plan for x months and first payment due on xx/xx/xxxx in the amount of x,xx.xx.
The borrower filed bankruptcy was filed with case#xx-xx. As per servicing comment dated xx/xx/xxxx, the POC filed on xx/xx/xxxx and the arrears amount of $x.xx.xx. As per servicing comment dated xx/xx/xxxx, bankruptcy chapter xx with case#xx-xx was dismissed on xx/xx/xxxx.

Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/xxxx. Summon & complaint of foreclosure was filed dated on x/x/xxxx. In between FC process was delayed due to  contested and litigation which was ended on xx/xx/xxxx. According to servicing comment dated xx/xx/xxxx foreclosure process currently was put on hold due to loss mitigation. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This loan modification was done on xx between thexx . The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is x.xx % and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx.
Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Tenant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: Loan transaction indicates that the property was a investment property   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/x/x0xx   Tape Value: 6/x/x0xx   Variance: -60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Original note was not a step. The recent modification was a step   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0xx0x00000xx3xx0xx   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment string from audit trail is from payment histories in the file   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx0xx3xx00000x0xx0xx   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment string from audit trail is from payment histories in the file   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: x Family Tape Value: Low Rise Condo (x-4 Stories) Variance: Variance %: Comment: Appraisal and loan documents indicate that the property is a x unit Tape Source: Initial Tape Type:	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26860959	xx	654	Not Applicable	45.807%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Unavailable	5.250%	$789.82	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx the subject mortgage was originated onxx
xx Combined taxes for x installment has been Paid in the amount of xx.
xx Combined taxes for x installment has been Paid in the amount of xx.
Current year taxes are due in the amount of xx.
According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI) which was applied to x/x/xxxx.The monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
The process of foreclosure was been initiated, the file was referred to an attorney on xx/xx/xxxx. No further comments have been found regarding the foreclosure.
The reason for default is illness of borrower.
The loan has been modified since the origination.The modification of note & rider agreement on x/x/xxxx between the borrower xx  and lender xx Services Inc.
The borrowerxx  had filed bankruptcy unsder chapter xx with case#xx-xxxx on xx/xx/xxxx the plan was confirmed on xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
The loan has modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure was been initiated, the file was referred to an attorney on xx/xx/xxxx. No further comments have been found regarding the foreclosure.

Bankruptcy Comments:The borrower xx  had filed bankruptcy unsder chapter xx with case#xx-xxxx on xx/xx/xxxx the plan was confirmed on xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xx.xx monthly.
The POC was filed on xx/xx/xxxx the amount of POC is xx and the arrearage amount is xx	According to the modification of note & rider agreement on xx between the borrower xx . The new modified principal balance as per modification is unable to determine. The interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The modification rider shows the borrower will pay the interst of x.xx% per annum till xx. However, the latest payment history shows the details of last payment on xx with the modified term. Hence it unable to determine the modification has been extended.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under chapter-x3 with the case# xx-5x60x onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: The Payment History String reversed is 444444444444. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit found in the loan file located atxx shows that the original note has been lost or misplaced. However, copy of note is available in the loan file. The values are updated as per same."	* Missing Required Disclosures (Lvl x) "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio state.
The following disclosures are missing from the loan file:
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be confirm from the available loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24175865	xx	635	Not Applicable	44.206%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$121,000.00	3.250%	$1,160.11	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortgage was originated xx
There are lien and judgments these are as follows:
x) There is an HOA lien active against the subject property in the favor ofxx  in the amount of xx which was recorded on xx. The lis pendens was filed byxx  with the xx The HOA foreclosure judgment was entered on xx & recorded on xx in the amount of xx and HOA foreclosure sale was scheduled on xx.
x) There are two civil judgments open against the borrower in the favor xx which were recorded on xx & xx.

Annual combined taxes of xx have been paid in the amount of xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The loan is in delinquency for xx months. The last payment was received date is not available in provided payment history. The current P&I is $xxx,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The loan is in delinquency for xx months.
According to the PACER, x x x (borrower) had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx  states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remain as xx. POC was filed by x x, x onxx/xx/xxxx, in the secured claim amount of $xx,xx.xx and an arrearage in the amount of $xx,xx.xx. Chapter xx plan was filed onxx/xx/xxxx. Seventh amended plan was filed on x/x/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xx.xx and regular payment will be paid in the amount of $x,xxx.xx monthly for xx months. Plan not confirmed till x/x/xxxx.
Available servicing comment and documents in file reveal that loan is again in foreclosure since xxxx. Comment datedxx/xx/xxxx states that file referred to attorney was completed onxx/xx/xxxx. Foreclosure lis pendens (doc# Ln#xxxxxxx Pg#xx) was filed onxx/xx/xxxx and comment datedxx/xx/xxxx states that complaint was filed onxx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx-xx on datexx/xx/xxxx. Bankruptcy case is currently active.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is again in foreclosure since xxxx. Comment datedxx/xx/xxxx states that file referred to attorney was completed onxx/xx/xxxx. Foreclosure lis pendens (doc# Ln#xxxxxxx Pg#xx) was filed onxx/xx/xxxx and comment datedxx/xx/xxxx states that complaint was filed onxx/xx/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx-xx on datexx/xx/xxxx. Bankruptcy case is currently active.
Bankruptcy Comments:According to the xx (borrower) had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remain as xx. POC was filed by x x, x onxx/xx/xxxx, in the secured claim amount of $xx,xx.xx and an arrearage in the amount of $xx,xx.xx. Chapter xx plan was filed onxx/xx/xxxx. Seventh amended plan was filed on x/x/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xx.xx and regular payment will be paid in the amount of $x,xxx.xx monthly for xx months. Plan not confirmed till x/x/xxxx.	The loan modification agreement was made between borrower andxx on xx with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate x.xx% and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000000000000x00xx0   Tape Value: 3333333333333333333xx000   Variance:    Variance %:    Comment: Payment history string is 444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0xx00x0000000000000   Tape Value: 000xx3333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property is in PUD as per appriasal. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CR Risk Indicator is Moderate due to loan failed the TILA foreclosure rescission finance charge test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test. Loan data is $xxx,xxx.xx, comparison data is $xxx,xxx.xx and variance is -$xx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42230282	xx	523	Not Applicable	38.562%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,249.77	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows subject mortgage was originated on xx	As per payment history as ofxx/xx/xxxx, the loan is x months past due and the next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx which was applied to the due date of x/x/xxxx. The current UPB is in the amount of $xxx,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently active in bankruptcy and is next due for x/x/xxxx.
As per comment dated xx/xx/xxxx, loan modification offered to the borrower with x trial payment plan in the amount of $xx.xx with due date of x/x/xxxx.
The last payment was received on x/x/xxxx in the amount of $xx.xx which was applied to the due date of x/x/xxxx. The current UPB is in the amount of xx and interest rate is x.xx%.
Foreclosure Comments:According to comment dated x/x/xxxx, the foreclosure file was sent to an attorney. No foreclosure sale was scheduled. The foreclosure file was closed due to loss mitigation on xx/xx/xxxx.
Bankruptcy Comments:Borrower filed bankruptcy under chapter-xx, case # xx-xxxx on xx/xx/xxxx. POC was filed by xx C on xx/xx/xxxx for the secured claim of xx and an arrearage in the amount of xx. According to the Amended chapter xx plan dated on xx/xx/xxxx, the debtor shall pay to trustee $xx.xx for xx months. Post-petition payment to commence from x/x/xxxx and would be paid by the debtor. No plan has been confirmed yet.	Loan Modification agreement was made between borrower,xx on xx/xx. The new principal balance is xx. The agreement is a fixed rate amortization type with the first payment in the amount of xx is due on xx and the interest rate is x.xx%.	Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Servicing comments show foreclosure activity on the property. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -56 (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Per approval.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000044xx000x0   Tape Value: xx0xx00000x333333333   Variance:    Variance %:    Comment: Missing payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0x000xx4400000000000000 Tape Value: 333333333000000xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure missing. Seasoned loan over x years."
																									* Settlement date is different from note date (Lvl x) "As per HUD, the settlement date isxx/xx/xxxx which is different than the note datexx/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55932038	xx	547	Not Applicable	20.587%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$584.42	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated on xx
The chain of assignment has been completed.  Currently, the mortgage xx
There is a judgment is active in the amount of xx in the favor ofxx
The school annual taxes for year xx are paid in the amount ofxx on xx.
The review of payment history as of datedxx/xx/xxxx shows that borrower is delinquent for xx months. The delinquency period was started from x/x/xxxx to as ofxx/xx/xxxx. The next payment is due on x/x/xxxx. The last P&I payment was received in the amount of $xxx.xx with the interest rate of x.xx% which was applied for the due date of x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in Collection. Per the tape the Payment history dated as of xx/xx/xxxx reveals that the delinquency has been done for xx month. The last payment was received is unknown. The current P&I is $xx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx. The borrower has not been maxxpayments as per loan modification agreement dated xx/xx/xxxx. The reason for default is excessive obligations. The loan has been modified twice since origination on xx/xx/xxxx between the borrower xx with the Lender First xx The new principal balance is xx. The agreement is a step amortization type with the first payment in the amount of $xx.xx is due on xx/xx/xxxx and the interest rate begins at x.xxx% and graduates to x.xx% in year x until maturity. Loan referred to attorney on xx/xxxxx, the complaint was filed and a judgment was filed on xx/xx/xxxx. The foreclosure was put on hold because court delay. There is no evidence of bankruptcy proceeds.
Foreclosure Comments:As per Updated title report the subject property is in foreclosure since xxxx. The first lis pendens was filed on x/x/xxxx. After that several foreclosure complaints were filed. As per servicing collection comments, the recent foreclosure was referred to attorney on xx/xx/xxxx and the complaint was filed onxx/xx/xxxx. The judgment was not entered. As per comment dated on x/x/xxxx the foreclosure was placed on hold due to court delay. No hold end date was scheduled. No further evidences are available regarding foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx.The new principal balance is in the amount of xx to a step modification and the rate was starting from x.xx%. The borrower had given promise to pay P&I in the amount of $xx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xx% with P&I in the amount of $xx.xx.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: $5564.79 Tape Value: $-5564.79 |---| $xx9.58 |----| -x00.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Foreclosure comlaint was filed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x0507.54   Tape Value: $-x0507.54   Variance: $4x0x5.08   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization is Step Type.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000044444   Tape Value: 33333333333333xx0   Variance:    Variance %:    Comment: Payment history string is x34444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440000000000000000000   Tape Value: 0xx333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 44444444443x.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: HUDx settlement statement.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located at “xx” State. The following state disclosures are missing from loan files.
x-NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x-NY Interest Rate Disclosure
x-NY Hazard Insurance  Disclosure
x-Tax Escrow Account Designation
x-Mortgage Bankers and Exempt Organizations Preapplication
x-Co-Signer Notice Requirements
x-Commitment Disclosure
x-Lock-in Disclosure
x-Expiration of Lock-in or Commitment Period."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91810588	xx	Unavailable	Not Applicable	35.744%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$112,505.38	6.000%	$1,568.23	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx
There are four ECB liens active against the borrower and the subject property in the total amount oxx
There is a junior mortgage active found. It was originated on xx and recorded on xx. The loan was originated with the amountxx in favor of x xx
There are three civil judgments in amount of xx Adjudication Bureau.
 The annual installments of utility taxes for the year xx have been delinquent in the amount of $xx.xx, whose good through date is xx. The x, x and xth installments of borough taxes for the year xx are due in the amount of xx. The first installments of borough taxes are paid in the amount of $xx.xx. The current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for xx. The last payment was received in the amount of xx, which was applied for xx. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of x%.

Collections Comments:The review of comment history shows that the loan is in foreclosure. The reason for default is illness of borrower family. The property has been occupied by the owner himself.
Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on x/x/xxxx. The complaint was filed on x/x/xxxx with the case# xx-xx. The foreclosure judgment hearing was held onxx/xx/xxxx.
The foreclosure process was kept on hold from x/x/xxxx because of court delay.

Bankruptcy Comments:Not Applicable	The modification agreement was done on xx, between the borrower and the lender.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x% with the modified P&I of xx.
The first payment date was due on xx and the new maturity date is xx.
A deferred balance of xx has been stated.

Affiliated Business Disclosure Credit Report HUD-x Closing Statement Missing Required State Disclosures Right of Rescission	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |---| |----| Comment: The current foreclosure status is complaint filed. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0xx   Tape Value: x/x/x0xx   Variance: -xx (Days)   Variance %:    Comment: The doc date of last modification is x/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: The loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: The pay history string is xxx. However the tape shows that it is xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: The pay history string reversed is xxx. However the tape shows that it is xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx0- xx t   Tape Value: xx0- xx    Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application states that purpose of loan was is refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: The property type is x family. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "The final HUD-x settlement statement is missing from the loan file. However the estimated HUD-x is available, the values are updated as per estimated HUD-x."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR document is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The HUD-x settlement statement date is xx. However the loan origination date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98807028	xx	Unavailable	Not Applicable	53.885%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$653.80	xx/xx/xxxx	Financial Hardship

Review of updated title report dated on xx shows that the mortgage was originated oxx
$x,xx.x.
There is a sewer lien in the favor of Cxx
 The x, x and xth installment of xx town taxes are due  in the amount of $xx.xx
The x installment of xx town taxes are delinquent in the amount of xx which was due on xx
Review of updated payment history shows that borrower has been xx months delinquent . The last payment was received onxx/xx/xxxx with the stated current rate is x.xxx% and P&I is in the amount of xxx.xx. The next due date is xx/x/xxxx. As per the payment history, the current unpaid principal balance is reflected in the amount of $xxx,xxx.xx.
Collections Comments:The loan is in active foreclosure and has been delinquent since xx/x/xxxx. No sale was scheduled as ofxx/xx/xxxx.
The reason for default of is curtailment of income.  The borrower intends to keep the property.
Loss mitigation: As per comment datedxx/xx/xxxx, the borrower was denied loan modification was denied onxx/xx/xxxx due to missing documents.  The foreclosure was initiated in xxxx.  As per recent comments, the borrower was upset as it was permanently denied for loan modification review.
No evidence of any damage or repair has been found.

Update:
As per servicing comment dated xx/xx/xxxx, the subject property wad damage. The loss draft check was received in the amount of $xx,xxx.xx on xx/xx/xxxx.

Foreclosure Comments:According to servicing comments, the FC was initiated and file was refeered to an attorney onxx/xx/xxxx. The forelcosure was then delayed due to loss mitigation review.  The complaint was filed on xx/xx/xxxx.

Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter x with case#xx-xxxx onxx/xx/xxxx and debtor was discharged onxx/xx/xxxx and the case was terminated on xx/xx/xxxx.	Loan Modification agreement was made between borrower xx on effective date of xx.
As per the modified terms , the new UPB is xx. Of the new UPB, the lender has permanently forgiven the principal in the amount of xx. The step interest at the starting rate of x.xx% would be changed on the principal balance in the amount of xx from xx. The new maturity date will be xx.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is Yes however the tape data shows NO. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: $-6577.6x   Variance: $x3x55.x4   Variance %: -x00.00000%   Comment: Corporate advances: recoverable per   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Current foreclosure status is Referral to attorney however the tape data shows Judgment Entered.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: xx    Tape Value: $-3x9x8.68   Variance: $63857.36   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan Amortization type is fixed however the tape data shows Step.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/x/x0x3   Tape Value: x/x/x0x8   Variance: -x8x6 (Days)   Variance %:    Comment: Mod Step x date is x/x/x0x3 however the tape data shows x/x/x0x8.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.000%   Tape Value: 3.000%   Variance: -x.000%   Variance %: -x.00000%   Comment: Mod Step x rate is x.00% however the tape data shows 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/x/x0x8   Tape Value: x/x/x0x9   Variance: -365 (Days)   Variance %:    Comment: Mod step x date is x/x/x0x8 however the tape data shows x/x/x0x9.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 3.000%   Tape Value: 3.340%   Variance: -0.340%   Variance %: -0.34000%   Comment: Mod step x rate is 3.00% however the tape data shows 3.340%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.340%   Tape Value: 0.000%   Variance: 3.340%   Variance %: 3.34000%   Comment: Mod Step rate is 3.340% however the tape data shows 0.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx000000000000000000x   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: x000000000000000000xx Tape Value: 333333333333333333333333 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed compliance exception test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is Moderate due to TILA failed for APR test.
As per the loan data x.xxx% however the comparison data and  is x.xxx%, variance -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA APR Test

As per the loan data x.xxx% however the comparison data and  is x.xxx%, variance -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44256206	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$9,263.48	3.500%	$603.48	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx, shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is witxx
There is a junior mortgage originated on xx with the lender xx
There is a junior lien in the favor of Pxx e amount is unavailable.
There is a civil judgment in the favor of Cxx
Annual installment of combined jurisdiction tax of xx has been paid in the amount of $xx
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment received is unavailable and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.

Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment received is unavailable and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xx.xx.
As per the comments, the reason for default is the death of the borrower.
The loan modification agreement was made between (borrower)xx  and (Lender)xx , on xx/x/xxxx.
The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. As per the comment datedxx/xx/xxxx, the reprojected step complaint filed to x/x/xxxx. No further details have been found.
As per the comment datedxx/xx/xxxx, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. As per the comment datedxx/xx/xxxx, the reprojected step complaint filed to x/x/xxxx. No further details have been found.
Bankruptcy Comments:The borrower Carl L Barkoskie had filed bankruptcy under chapter x with the case # xx-xxx on xx/xx/xxxx and the debtor was standardly was discharged onxx/xx/xxxx and the case got terminated on x/x/xxxx. The date of the last filing is x/x/xxxx.	This loan modification agreement was made between (borrower)xx , on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xx.xx beginning from xx. The maturity is xx. The interest bearing amount is xx and the deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Current foreclosure status is referred to attorney.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000x00x444444444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444x00x00000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Subject property type is Mobile Home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home not affixed.
The document located at “xx” and “xx.pdf” datedxx/xx/xxxx reflects the VIN# xx The document located at xxpdf also reflects the same and the body and vehicle type is a mobile home. Vehicle owner information reflects the owner name as xx (borrower). The appraisal report is missing from the loan file; however, as per the document located at "x the subject property type is Manufactured home. Neither serial# listed on the mortgage or mortgage legal description, nor ALTA 7 endorsement for Manufactured home was found with the final title policy. No affidavit of affixation was found in the loan file. Also, the latest tax reports available with the updated title report shows the property type as Manufactured housing. The title defect category in the updated title report shows the mobile home affixation affidavit or similar documents are missing from the loan file."	* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at (xx), Which states that the Original Note has been misplaced and/Or Lost."	* Application Missing (Lvl x) "Final application/xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
x. Anti-Coercion Notice.
x. Radon Gas Disclosure.
x. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10135500	xx	579	Not Applicable	47.890%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,705.76	4.000%	$329.62	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated xx

The chain of the assignment has been completed. The latest assignment isxx
There is active judgment against the subject property in the favor of Exx

County Annual taxes for the year of xx have been paid in the amount of xx

No prior years delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in collection. The borrower is currently delinquent for xx months. The last payment received onxx/xx/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx. The reason for default is death of borrower. As per the Certificate of death of the borrower, located at xxxxx_OTHER_FORECLOSURE_DOCUMENTS_xxxxxFxx_xx Pg#xx borrower xx deceased onxx/xx/xxxx. No comments have been found for damages or repairs.
Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney onxx/xx/xxxx. However, the foreclosure was put on hold as the borrower filed bankruptcy onxx/xx/xxxx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. No POC filed. The schedule D of Voluntary Petition does not show the unsecured debt. The case was dismissed onxx/xx/xxxx.	According to the modification, the loan was modified on xx in between the borrower xx . The new modified principal balance per modification is in the amount of xx with interest rate starting at x.xx % and borrower promises to pay P&I in the amount of $xx.xx beginning on xx. The maturity date reflects per modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value:xx/xx/xxxx   Tape Value: x/4/x0x9   Variance: -x58 (Days)   Variance %:    Comment: Reviewer updated per documents found in BOX - Reviewer did not find any evidence of x0x9 bankruptcy filing   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Hipps   Tape Value: xx    Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: 4/x/x0x9   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOX - Reviewer did not find any evidence of x0x9 bankruptcy filing   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:xx    Tape Value: $x4835.xx   Variance: $-xx9.46   Variance %: -0.87x65%   Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx    Tape Value: $x4835.xx   Variance: $-xx9.46   Variance %: -0.87x65%   Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: x/x/x0x5   Variance: -4x (Days)   Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 6/x/x007   Tape Value: 6/x/x0x0   Variance: -4749 (Days)   Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: x80   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Reviewer updated per documents found in BOX - Reviewer input value of ARM   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 9.050%   Tape Value: x.000%   Variance: 8.050%   Variance %: 8.05000%   Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000x000xx44333xxx   Tape Value: 333333333333333333xx0000   Variance:    Variance %:    Comment: Converted to 0-4 Rating Scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx33344xx000x000   Tape Value: 0000xx333333333333333333   Variance:    Variance %:    Comment: Converted to 0-4 Rating Scale   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: x.000%   Tape Value: x.000%   Variance: x.000%   Variance %: x.00000%   Comment: Reviewer updated per documents found in BOX   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $98877.00 Tape Value: $98877.x0 Variance: $-0.x0 Variance %: -0.000x0% Comment: Reviewer updated per documents found in BOX Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Brokerage/Finder Fee Test: Result: FAIL Loan Data: $x,xxx.xx Comparison Data: $x,xxx.xx Variance: +$x,xxx.xx

This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. xxxx-xx-xx(x))
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Brokerage/Finder Fee Test: Result: FAIL Loan Data: $x,xxx.xx Comparison Data: $x,xxx.xx Variance: +$x,xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in TN State. The following state disclosures are missing in the loan files.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50297673	xx	565	541	34.802%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$11,546.73	10.625%	$392.00	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is with xx
There is a civil judgment in the favor of xx
Annual installment of County jurisdiction tax of xx has been paid in the amount of xx
Annual installment of City jurisdiction tax of xx has been paid in the amount of xx
No prior year delinquent taxes have been found.	According to the review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the payment history is in the amount of $xx,xxx.xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received onxx/xx/xxxx, which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the payment history is in the amount of xx.
As per the comment dated xx/x/xxxx, the reason for default is an excessive obligation.
The loan modification agreement was made between (borrower)xx and (Lender) xx
The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. As per the comment dated xx/xx/xxxx, the sale has been scheduled on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/xxxx.
The borrower James Edward Lane and Jennifer Mayne Lane had filed bankruptcy under chapter xx with the case # xx-xxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The date of the last filing isxx/xx/xxxx.
The servicing comment datedxx/xx/xxxx, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx/xx/xxxx. As per the comment dated xx/xx/xxxx, the sale has been scheduled on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx-xxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. As per the chapter xx plan the debtor shall pay to the trustee the sum of $xx.xx by weekly for xx months. The POC was filed on xx/xx/xxxx with the claim amount of xx and the arrearage is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $x,xx.xx and the value of the collateral is $x,xxx.xx. Therefore, the unsecured portion is $x,xx.xx. The date of the last filing isxx/xx/xxxx.	This loan modification agreement was made between (borrower) xx Inc. on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx.xx% and new P&I is in the amount of $xx.xx beginning from xx. The maturity is xx. The deferred balance in the amount of xxThere is no provision for the balloon payment. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Sale Publication |---| |----| Comment: Current foreclosure status is awaiting sale. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx546.73   Tape Value: $xx7x3.8x   Variance: $-x77.09   Variance %: -x.5x05x%   Comment: As per modification, deferred balance is $xx,546.73.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx546.73   Tape Value: $xx7x3.8x   Variance: $-x77.09   Variance %: -x.5x05x%   Comment: As per modification, deferred balance is $xx,546.73.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value: 9/x/x0x6   Variance: -44 (Days)   Variance %:    Comment: Doc date of last modification isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, the loan is fixed rate.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: As per note, the loan is fixed rate.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: As per modification, Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: 8/x/x0xx   Variance:    Variance %:    Comment: As per modification, Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx.x90%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per modification, Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000x00000000000x000   Tape Value: 3333333333333333xx0000   Variance:    Variance %:    Comment: The payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000x00000000000x00000000   Tape Value: 0000xx3333333333333333   Variance:    Variance %:    Comment: The payment history string reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Lower rate or term Variance: Variance %: Comment: As per application, purpose of refinance is cash out other. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA APR Test: FAIL Loan Data xx.xxx% Comparison Data xx.xxx% Variance -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
Brokerage/Finder Fee Test: FAIL Loan Data $x,xxx.xx Comparison Data $xxx.xx Variance +$x,xxx.xx
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$x,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA APR Test: FAIL Loan Data xx.xxx% Comparison Data xx.xxx% Variance -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
Brokerage/Finder Fee Test: FAIL Loan Data $x,xxx.xx Comparison Data $xxx.xx Variance +$x,xxx.xx
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
x. Placement of Insurance Disclosure.
x. Availability of Title Insurance.
x. TN Consent to Disclosure of Insurance Information.
x. Choice of Agent/insurer.
x. Insurance Solicitation/Post Commitment."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40757415	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title reportxx, the subject mortgage was originated on xx
There is a junior mortgage which was originated xx
There are five state tax liens against the borrower all are in the favor of Cxx
There are five federal tax liens against the borrower, all are in the favor of the United States, the first was recorded on xx recorded on xx the amount of xx. The fifth was recorded onxx  in the amount of xx x. However, there is no evidence of DOB, SSN# on the supporting documents to verify whether the lien is against the borrower. As all are in the favor of xx o unable to confirm whether is it USA lien or not.
The Tax Certificate or Redemption Certificate required for the annual county taxes of xx. No prior year delinquent taxes have been found.
Annual Town tax of xx has been paid on xx in the amount ofxx
Annual County tax of xx has been paid on xx in the amount oxx
Annual School tax of xx/xx is due on xx in the amount of xx
The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent for xx months and the next due date is x/x/xxxx. The last payment was made in the amount of $x,xx.xx which was applied to x/x/xxxx. The current P&I is $x,xx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The borrower has been maxxthe payments as per the "Adjustment to contract rate clause" mentioned in the note.	Collections Comments:As per comments review, the loan is in active collection.
The loan has not been modified since origination.
The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent for xx months and the next due date is x/x/xxxx. The last payment was made in the amount of xx which was applied to x/x/xxxx. The current P&I is xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx. The borrower has been maxxthe payments as per the "Adjustment to contract rate clause" mentioned in the note.
As per comments datedxx/xx/xxxx, the borrower was disputing about the delinquency.
The foreclosure was initiated; however, that was put on hold due to mediation.
As per collection comments the current property occupancy and condition is unable to be determined.
Foreclosure Comments:As per the review, the foreclosure was initiated and the comment datedxx/xx/xxxx states that the file was referred to attorney onxx/xx/xxxx. According to the commentsxx/xx/xxxx, the complaint was filed onxx/xx/xxxx; however, the user has reprojected the step judgment entered to x/x/xxxx and the foreclosure was put on hold onxx/xx/xxxx.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |---| |----| Comment: As per review, the current foreclosure status is complaint filed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $8x6x.54   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333xx0x0x000   Variance:    Variance %:    Comment: The payment history reverse string is 44444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000x0x0xx333333333333333   Variance:    Variance %:    Comment: The payment history reverse string is 44444444444444.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: -5 (Days) Variance %: Comment: As per note, the maturity date isxx/xx/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "The final HUD-x along with the estimated HUD and itemization are missing from the loan files."	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan files."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13134459	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.375%	$1,045.87	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage assignment is with xx
There is a junior mortgage open against the subject property in the favor of xx e ixx As per the lis pendes document the subject creditor name has not been found in the defendant list. No further details have been found.
There is a civil judgment open against the borrower in the favor oxx
Annual combined & school taxes of xx & xx have been paid in the total amount of xx
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for xx months. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. Payment history does not reflect current UBP.
The seller tape date as of datedxx/xx/xxxx shows current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for xx months. The last payment was received on x/x/xxxx in the amount of xx and it was applied for the due date of x/x/xxxx.
According to the PACER,xx  (borrower) had filed bankruptcy under chapter-xx with the case#xx-xxxxx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was $xxx,xx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remain as $xx,xx.xx. POC was filed by FNMA on xx/xx/xxxx, in the secured claim amount of xx and an arrearage in the amount of xxChapter xx plan was filed onxx/xx/xxxx. Motion to Approve Loan Modification was filed on xx/xx/xxxx. Order Terminating Loss Mitigation And Final Report Loan Modification was filed on xx/xx/xxxx. Amended plan was filed on x/x/xxxx, which states that post petition payment will be paid directly to creditor. Plan was confirmed onxx/xx/xxxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. As per seller tape data, the foreclosure was referred to attorney completed onxx/xx/xxxx. Foreclosure lis pendens (Ln#xxxxx Pg#xx) was filed on xx/x/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx-xxxxx on datexx/xx/xxxx. Currently, the bankruptcy case is active.
According to collection comment, no damages or repairs have been found.

Update:
As per servicing comment dated xx/xx/xxxx, there is x months repayment plan in the amount of xx started on xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/xxxx, the bankruptcy case discharged on xx/xx/xxxx and closed on xx/xx/xxxx
As per servicing comment dated xx/xx/xxxx, the foreclosure put on hold due to reinstatement.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. As per seller tape data, the foreclosure was referred to attorney completed onxx/xx/xxxx. Foreclosure lis pendens (Ln#xxxxx Pg#xx) was filed on xx/x/xxxx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx-xxxxx on datexx/xx/xxxx. Currently, the bankruptcy case is active.
Bankruptcy Comments:According to the PACER, Julie L Salisbury (borrower) had filed bankruptcy under chapter-xx with the case#xx-xxxxx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was $xxx,xx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remain as $xx,xx.xx. POC was filed by FNMA on xx/xx/xxxx, in the secured claim amount of xx and an arrearage in the amount of xxChapter xx plan was filed onxx/xx/xxxx. Motion to Approve Loan Modification (doc#xx) was filed on xx/xx/xxxx. Order Terminating Loss Mitigation And Final Report Loan Modification (doc#xx/xx/xxxx) was filed on xx/xx/xxxx. Amended plan was filed on x/x/xxxx, which states that post petition payment will be paid directly to creditor. Plan was confirmed onxx/xx/xxxx.	The loan modification agreement was made between borrowers xx , Inc on xx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate x.xx% and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx.

As per bankruptcy, Motion to Approve Loan Modification (doc#xx) was filed on xx. The loan modification agreement was made between borrowers and Seterus, Inc on xx with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xxThe first modified payment due date was xx and the maturity date will be xx. Order Terminating Loss Mitigation And Final Report Loan Modification (doc#xx) was filed on xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Payment History String Loan Value: xxxx0000000 Tape Value: 333333333333333333333333 |---| |----| Comment: The payment history string, data provided is 3333333333333333333 however audit value is 4444444444444. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000xxxx   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The payment history string reversed, data provided is 3333333333333333333 however audit value is 4444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-x , data provided is Purchase however audit value is Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Purpose per Application, data provided is Purchase however audit value is Refinance. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file. However, data is captured from initial application located at "xxxxxxxxx_xxxx_LOAN_APPLICATION_xxxxxxxxxSxxxxxxx_xxx"."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93475417	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$460.68	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
There are no active liens/judgments against the borrower.
The seocnd installment combined taxes of xx have been due in the amount of $xx
The first installment combined taxes of xx have been paid in the amount of $xx
No delinquent taxes have been found for the prior year.
Review of the payment history provided reveals that borrower is delinquent for xx months. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided tape data of payment history is in the amount of $xxx,xxx.xx. The current P&i is $xxx.xx.	Collections Comments:As per review, the loan is currently in Bankruptcy.
Review as per servicing comments state that the borrower has been delinquent for xx months as the borrower is not paying the P&I regularly. The last payment was received in the amount of $xx.xx. The payment history states that the current UPB is of $xxx,xxx.xx. Available servicing comment shows that the subject property is owner occupied. There is no evidence of damage.

Foreclosure Comments:The review of the collection history reveals that the foreclosure was initiated. According to file located at # xxxxxxxxx_PAY_HISTORY_xxxxxSxxxxx_xx Pg#xx” foreclosure referred to attorney onxx/xx/xxxx. As per Lis Pendens located in Updated title, complaint was filed on x/x/xxxx and the sale was scheduled on x/x/xxxx. However, Foreclosure was placed on hold due to the borrower had filed the bankruptcy chapter-xx onxx/xx/xxxx with the case# xx-xxxx. Currently borrower is on active bankruptcy.
Bankruptcy Comments:Debtor has filed Bankruptcy under chapter-xx onxx/xx/xxxx with the case# xx-xxxx. POC was filed onxx/xx/xxxx state the amount of secured claim is xx with arrearage amount of $xx,xx.xx. Borrower is currently on active bankruptcy. The plan datedxx/xx/xxxx was confirmed on xx/x/xxxx as per which the debtor shall pay $xxxx.xx per month for xx months.	Loan modification agreement was made between the borrower and Lender on xx. As per modified terms, the borrower promises to pay the UPB in the amount of xx with the initial interest rate is x.xx % which will step up in four steps up to x.xx% and the P&I in the amount of $xx.xx the payments began on xx with the maturity date of xx. Reason for Modification is Financial Hardship. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Judgment Entered |---| |----| Comment: Current foreclosure status is awaiting sale. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per mod the amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review, the mod is having step amortization.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Reversed payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: 3 (Days) Variance %: Comment: As per review, the referral date isxx/xx/xxxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file. However, value considered from intial application available in the file at "xxxxxxxxxx_xxxx_LOAN_APPLICATION_xxxxxxxxxSxxxxxxx_xxx"."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79782914	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx
There is a judgment in the amount of xx which was recorded xx
Annual city taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx+ days and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for x/x/xxxx. The UPB as per the tape is $xxx,xxx.xx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx.	Collections Comments:The loan is currently in the collection and the next payment is due for x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for x/x/xxxx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx-xxx on x/x/xxxx. The debtor was discharged on xx/x/xxxx and the case was terminated onxx/xx/xxxx.
No evidence of post-closing foreclosure has been found. The RFD is unable to be determined. As per the comment dated xx/xx/xxxx, the property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrowerxx  had filed bankruptcy under chapter xx with the case#xx-xxx on x/x/xxxx. As per the order confirming chapter xx plan, the debtor shall pay the trustee $xx.xx per month. The POC was filed on xx/xx/xxxx with its secured amount as xx and the arrearage amount as $xx.xx. As per the voluntary petition scheduled D, the amount of claim without deducting the value of the collateral is $xxx,xxx and the value of collateral is $xx,xxxx. Hence, the unsecured portion is $xx,xx.xx.
The debtor was discharged on xx/x/xxxx and the case was terminated onxx/xx/xxxx.
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $438x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was never modified since origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: x/x/x0x4   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 3xx33333xxx   Variance:    Variance %:    Comment: As per the Payment history, the string is 3xx03xx3.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: xxx33333xx3   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 3xx03xx3.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/x/x037 Tape Value: 9/x/x037 Variance: -3x (Days) Variance %: Comment: The loan was never modified since origination. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Brokerage/Finder Fee Test: FAIL $x,xxx.xx $x,xxx.xx +$x,xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. xxxx-xx-xx(x))
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file,

x.Placement of Insurance Disclosure
x.Availability of Title Insurance
x.TN Consent to Disclosure of Insurance Information
x.Choice of Agent/insurer
x.Insurance Solicitation/Post Commitment"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51220073	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$2,011.34	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx
The annual combined taxes have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
Review of the payment history provided reveals that borrower is delinquent for x months and the next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and the PITI is $x,xxx.xx. According to the payment history the previous due date was x/x/xxxx after that there is no evidence of any transactions in the payment history; however, the SOL period for NY is x years and after that default the, The review of the collection comments and available document reveals that the foreclosure was initiated and referred to attorney onxx/xx/xxxx. Complaint was filed on xx/xx/xxxx. The notice of pendency re-filed on x/x/xxxx. As per document located at " Ln#xxxxxxxxx Pg# xx" the judgment was entered onxx/xx/xxxx. However, Foreclosure was placed on hold due to the borrower filed Bankruptcy under chapter-xx on xx/x/xxxx with the case# xx-xxxxx. Currently borrower is on active bankruptcy. According to latest comment dated x/x/xxxx, Motion to Dismiss FC filed completed on x/x/xxxx.	Collections Comments:The loan is currently in Bankruptcy.
Review of the payment history provided reveals that borrower is delinquent for x months and the next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The borrower has made only one payment as per the   modification terms dated  xx/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx. The current P&I is $x,xxx.xx and the PITI is xx. According to the payment history the previous due date was x/x/xxxx after that there is no evidence of any transactions in the payment history; however, the SOL period for NY is x years and after that default the, The review of the collection comments and available document reveals that the foreclosure was initiated and referred to attorney onxx/xx/xxxx. Complaint was filed on xx/xx/xxxx.  The notice of pendency re-filed on x/x/xxxx. As per document located at " Ln#xxxxx Pg# xx" the judgment was entered onxx/xx/xxxx. However, Foreclosure was placed on hold due to the borrower filed Bankruptcy under chapter-xx on xx/x/xxxx with the case# xx-xxx. Currently borrower is on active bankruptcy. According to latest comment dated x/x/xxxx, Motion to Dismiss FC filed completed on x/x/xxxx.  Available servicing comment shows that the subject property is owner occupied. There is no evidence of damage.
As per collection comments review, the current property condition is uanble to be determined.

Foreclosure Comments:The review of the collection comments and available document reveals that the foreclosure was initiated and referred to attorney onxx/xx/xxxx. Complaint was filed on xx/xx/xxxx.  The notice of pendency re-filed on x/x/xxxx. As per document located at " Ln#xxxxx Pg# xx" the judgment was entered onxx/xx/xxxx. However, Foreclosure was placed on hold due to the borrower filed Bankruptcy under chapter-xx on xx/x/xxxx with the case# xx-xxx. Currently borrower is on active bankruptcy. According to latest comment dated x/x/xxxx, Motion to Dismiss FC filed completed on x/x/xxxx.
Bankruptcy Comments:Debtor has filed Bankruptcy under chapter-xx on xx/x/xxxx with the case# xx-xxx. POC was filed onxx/xx/xxxx state the amount of secured claim is xx with arrearage amount of $xxx,xxx.xx. As per suggested chapter xx plan, the debtor shall pay $xx.xx monthly to the trustee.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx that began on xx with the maturity date of xx. The new principal balance is xx. Reason for Modification is Financial Hardship. This modification does not contain balloon provision.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Status Loan Value: Judgment Entered Tape Value: Sale Confirmed |---| |----| Comment: Current FC status is judgment entered. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/4/x0x8   Tape Value:xx/xx/xxxx   Variance: -86 (Days)   Variance %:    Comment: Doc Date of last modification is xx/4/x0x8.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x5.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000xx0   Tape Value: 33xx33333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0xx0000000000000000000 Tape Value: 3333333333333333333xx33 Variance: Variance %: Comment: Reversed payment history string is 444444444444. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75529548	xx	624	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$515.86	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated onxx
The chain of the assignment has been completed. The last assignment is fxx s, x which was recorded on xx
There is judgment against the borrower, “xx
There are two state tax liens against the borrower, “xx  for the amount of xx
There are two judgments against the borrower, “xx First judgment was in the favor oxx  which was recorded on xx  and second judgment was in the favor ofxx
First installment of combined taxes for the year of xx has been paid in the amount oxx nd second installment of combined taxes for the year of xx has been paid in the amount of xx . No prior year delinquent taxes have been found.
According to the latest payment history as of xx, the borrower is currently delinquent for x months and the next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of xx. The current interest rate is x.xx % and P&I is $xx.xx.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current interest rate is x.xx % and P&I is $xx.xx.
According to comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. The loan was modified on xx/xx/xxxx. According to comment dared xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. According to comment dated xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx. The foreclosure was put on hold due to bankruptcy filing. The borrower, "xx  had filed the bankruptcy under chapter xx with the case #xx-xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
POC had filed by the creditor, "xx , as trustee for xx  for the secured claim amount of xx and the amount of arrearage of $xx,xx.xx on xx/xx/xxxx. According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months. The amount of arrearage to be paid through the plan is in the amount of $xx,xxx.xx. Motion for relief from stay was filed on xx/xx/xxxx. According to notice of mortgage payment change dated xx/xx/xxxx, the new mortgage payment is $xx.xx which is due from xx/xx/xxxx. POC deadline due date is xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:According to comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. The loan was modified on xx/xx/xxxx. According to comment dared xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. According to comment dated xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx. The foreclosure was put on hold due to bankruptcy filing. The borrower, xx under chapter xx with the case #xx-xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
Bankruptcy Comments:The borrower, xx had filed the bankruptcy under chapter xx with the case #xx-xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. According to voluntary petition schedule D, the value of the collateral is $xxx,xxx.xx and the amount of secured claim is $xx,xxx.xx. POC had filed by the creditor, "xx as trustee for xx " for the secured claim amount of xx and the amount of arrearage of $xx,xx.xx on xx/xx/xxxx. According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months. The amount of arrearage to be paid through the plan is in the amount of $xx,xxx.xx. Motion for relief from stay was filed on xx/xx/xxxx. According to notice of mortgage payment change dated xx/xx/xxxx, the new mortgage payment is $xx.xx which is due from xx/xx/xxxx. POC deadline due date is xx/xx/xxxx.	This modification agreement was made between the borrowers, xx" and the lender, xx xx-x" on xx. According to modified terms, the new modified principal balance is xx. Borrower promises to pay P&I in the amount of $xx.xx with the interest rate of x.xx % beginning from xx till the maturity date of xx. The loan was modified thrice since the origination. The loan was prior modified on xx and xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx0x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx E xxth Street Tape Value: xx E xxTH ST Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file. However, values are updated from initial loan application dated xx located at "xxx_xx_Loan_Application_(Final)_Dxxxx_xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data: xxMonths Comparison Data: xMonths Variance: xxMonths."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kansas State. Signed Closed-end Credit Agreement Notice disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66026423	xx	Unavailable	Not Applicable	39.058%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	9.000%	$1,982.36	xx/xx/xxxx	Financial Hardship	The review of Updated title report dated xx shows subject mortgage was originated onxx
The chain of assignment has not been completed, the assignment is with xx  first was recorded on xx which is super-lien state so There is a risk of property getting foreclosed due to this unpaid lien and that can be cured by paying off the lien amount with the additional charges if any. So the subject mortgage is on lower lien position.
There is mechanics lien recorded on xx in the amount of xx which is in the favor oxx
The current tax status is a tax certificate required.
The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx onxx/xx/xxxx which was applied to x/x/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xx%.The current unpaid principal balance as per the tape data is in the amount of $xx,xxx.xx.	Collections Comments:The collection comments and available documents review states that the loan is in active bankruptcy. The Payment History dated as ofxx/xx/xxxx reveals that the borrower has been the delinquent for xx months. The last payment was received in the amount of xx onxx/xx/xxxx which was applied to x/x/xxxx. The current P&I is xx and rate of interest is x.xx%.The current unpaid principal balance as per the tape data is in the amount of xx.
The loan was modified once. The foreclosure was initiated; however, it was on hold due to bankruptcy.
The comment dated  xx/x/xxxx states that property has been owner occupied.
The comments dated xx/xx/xxxx states that the there is loss draft check datedxx/xx/xxxx having check# xxxxx in the amount of $xx.xx, There is loss amount of $xx,xxx.xx.
According to the comments dated x/x/xxxx, there is damage to the subject property due to wind/hail and the loss amount is xx
The comments datedxx/xx/xxxx, the repairs have been completed; removed and replaced composition shingles, caps, vents, repiared the fence and reglazed the window. For the repairs the borrower has paid out of her pocket and she stated that the claim check in the amount of xx was returned as that was expired and she called nationwide to reissue that check; however, no further details regarding this has been found.
As per comments dated x/x/xxxx, the borrower dispute for handling the account.

Update: As per the servicing comment dated xx/xx/xxxx, the borrower was on a xx month trial modification starting from xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx, the borrower was approved for a modification. The new modified unpaid principal balance is $xxx,xx. The borrower agreed to pay the modified monthly P&I of $x,xx with a modified interest rate of x.xx%. The mod term is xxx months.
As per the servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold due to loss mitigation.
As per the servicing comment dated xx/xx/xxxx, the loan is in active litigation.
As per the servicing comment dated xx/xx/xxxx and xx/xx/xxxx, the borrower filed for bankruptcy under chapter xx on xx/xx/xxxx with case #xx-xxxx. Further details were not provided.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:As per comments datedxx/xx/xxxx, the file was referred to attorney onxx/xx/xxxx ;however, that was put on hold due to filed bankruptcy by borrower under chapter-xx with the case xx-xxxx onxx/xx/xxxx;
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-xx with the case xx-xxxx onxx/xx/xxxx; however, as per order converting the case to chapter x was filed onxx/xx/xxxx. POC was filed onxx/xx/xxxx with the secured claim amount of xx and the arrearage amount of $xx,xxx.xx. Schedule d in voluntary petition datedxx/xx/xxxx shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is $xx,xxx.	The loan has been modified x time since origination dated xx between the borrowersxx The new principal balance per modification is in the amount of xx. Interest bearing amount xx be paid at the rate of x% with P&I of $xx.xx, beginning from xx to the stated maturity date xx. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: 9/8/x0x5 Tape Value: xx/xx/xxxx |---| -35 (Days) |----| Comment: according to Modification in file the date of the mod is 9/8/x0x5 Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -x (Days)   Variance %:    Comment: Note date according to Note in file isxx/xx/xxxx, recorded date according to updated title report isxx/xx/xxxx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0xx444444444444443xx000x   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The payment history string is 44444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x000xx344444444444444xx0   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The payment history reverse string is 44444444444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, the property type is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The compliance risk indicator is moderate as this loan has failed the late fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: Result FAILLoan Data x.xxx% Comparison Data x.xxx% Variance+x.xxx%"
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The property is located in Tx state, the following required state disclosures are missing from the loan files.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan files."
																									* Settlement date is different from note date (Lvl x) "As per note, the loan origination date isxx/xx/xxxx; however, the settlement date on final Hud isxx/xx/xxxx which is different than loan origination date."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75855448	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,135.91	xx/xx/xxxx	Financial Hardship	The updated title report dated xx shows that; subject mortgage was originated on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
No active judgments or liens have been found.
Annual county taxes of xx have been paid in the amount ofxx	The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for x months. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The payment history does not reflect the current UPB. The seller tape data as of datedxx/xx/xxxx shows, unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxx reveals that the borrower has been delinquent from x/x/xxxx. The delinquency has been done for x months.
According to the PACER,  xx (borrower) had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remain as $x,xxx.xx. POC was filed by xx, NA onxx/xx/xxxx, in the secured claim amount of $xx,xxx.xx. Chapter xx plan was filed onxx/xx/xxxx. Plan was confirmed onxx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $x,xx.xx monthly. Order confirming modified chapter xx plan datedxx/xx/xxxx, states that regular payment will be paid in the amount of $x.xx.xx monthly.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remain as $x,xxx.xx. POC was filed by xx, NA onxx/xx/xxxx, in the secured claim amount of $xx,xxx.xx and POC also reflects the unsecured claim amount of $x,xxxx.xx. Chapter xx plan was filed onxx/xx/xxxx. Plan was confirmed onxx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $x,xx.xx monthly. Order confirming modified chapter xx plan datedxx/xx/xxxx, states that regular payment will be paid in the amount of $x.xx.xx monthly.	Loan modification agreement was made between xx (lender) on xx. New principal balance as per agreement is xx. New P&I is xx and interest rate is x.xx%. Payments begin on xx and new maturity date is xx. The loan has been modified once since origination.	Credit Application Credit Report Initial Escrow Acct Disclosure Right of Rescission	Field: Doc Date of Last Modification Loan Value: 8/x/x0x5 Tape Value: xx/xx/xxxx |---| -86 (Days) |----| Comment: As per modification agreement the date loan got modified isxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00044444444444433xx34   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment string as per payment history is 444444444333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 43xx33444444444444000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment string as per payment history is 444444444333.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Refinance transaction as per HUD-x. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate because this loan has failed Brokerage/Finder Fee Test"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Brokerage/Finder Fee Test: FAIL   Loan Data  $x,xxx.xx   Comparison Data  $x,xxx.xx  and Variance is  +$xxx.xx

The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing in loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing in the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7716524	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$10,071.92	5.500%	$713.38	xx/xx/xxxx	Financial Hardship	Review of updated title dated xx shows that the subject mortgage was originatedxx
There is a junior mortgage against the subject property originated on xx

Year xx annual combined property taxes have been paid off in the amount ofxx

Year xx annual combined property taxes are due in the amount oxx
Review of the latest payment history as of xx shows that the borrower is delinquent for xx months. The last payment was received on xx in the amount of $xx.xx which was applied for the due date of xx. The current UPB is xx. The current P&I is $xx.xx and the current Interest rate is x.xx %.	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for xx months. The last payment was received on x/x/xxxx in the amount of $xx.xx which was applied for the due date of x/x/xxxx. The current UPB is $xxx,xx.xx. The current P&I is $xx.xx and the current Interest rate is x.xxx %.
Review of collection comment shows that the foreclosure was initiated on the loan in xxxx. And FC file was referred to attorney on xx/xx/xxxx; however, the foreclosure process was put on hold due bankruptcy filing. The borrower had filed bankruptcy under chapter-xx with the case# xx-xxxx on x/x/xxxx. No further information about foreclosure has been found. Loan is currently in active bankruptcy.
No evidence of damage or repair has been found on the subject property.

Update: As per the servicing comment dated xx/xx/xxxx, the borrower was approved for a loan modification with effective date of xx/xx/xxxx. The P &I is $xx.xx. Further details were not provided.

Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated on the loan in xxxx. And FC file was referred to attorney on xx/xx/xxxx; however, the foreclosure process was put on hold due bankruptcy filing. The borrower had filed bankruptcy under chapter-xx with the case# xx-xxxx on x/x/xxxx. No further information about foreclosure has been found. Loan is currently in active bankruptcy.
Bankruptcy Comments:xx had filed bankruptcy under chapter-xx with the case# xx-xxxx on x/x/xxxx. The POC was filed by creditor xx Management Services, LLC onxx/xx/xxxx, in secured claim amount of $xx,xxx.xx and the arrearage amount of xx. As per schedule D of voluntary petition, the amount of claim is $xx,xxx.xx and value of collateral is $xx,xxx.xx hence the unsecure portion is $xxxxx.xx. The loan is in active bankruptcy.	The loan was modified on xx with a new principal balance of xx with fixed interest rate of x.xx %. The borrower promised to pay monthly P&I payment in the amount of $xx.xx beginning from xx till the maturity date of xx. The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date xx. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	Field: Doc Date of Last Modification Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx |---| x (Days) |----| Comment: Doc date of last modification isxx/xx/xxxx; However, tape showsxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxx0000000x   Tape Value: xxxx   Variance:    Variance %:    Comment: Payment history string is xxx; However, tape shows xxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x0000000xxx   Tape Value: xxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxx; However, tape shows xxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street isxx However, tape shows xx xx y City Loan Value:xx Tape Value:xx Variance: Variance %: Comment: Property city isxx However, tape shows xx . Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91722958	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.000%	$577.13	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded on xx
Active Judgments and Liens;
x) One credit card judgment found pending against the borrower x
x) Annual combined taxes for the year of xx are due for the amount oxx
x) Annual combined taxes for the year of xx have been paid in the amount oxx
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to tape data is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of xxx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to tape data is in the amount of xxThe current interest rate is x.xxx% with P&I in the amount of xx.xx.
The borrower agreed to pay the UPB of xx with interest rate of x.xxx % and P&I of $xx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
In addition there is one clause that a total balloon payment of $xx,xxx.xx together with any additional charges will become due and payable on xx/xx/xxxx which is a maturity date. Provided all payments are made in accordance with loan terms.
The foreclosure was not initiated in the loan.
The borrower xx  had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that the subject property is owner occupant with no visible damages or repairs.

Update:
No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx in the claim amount of $xx,xx.xx with arrearage in the amount of $x,xxx.xx.
Loan Modification agreement was made between borrower “xx ” on effective date xx.
The borrower agreed to pay the UPB of xx with interest rate of x.xx % and P&I of $xx.xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
In addition there is one clause that a total balloon payment of xx together with any additional charges will become due and payable on xx which is a maturity date. Provided all payments are made in accordance with loan terms.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value: $5x6.00 Tape Value: $-5x6.00 |---| $x05x.00 |----| -x00.00000% Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x64.48   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x5x9.x0   Tape Value: $-x5x9.x0   Variance: $5038.x0   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0x00x00000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000000000000000x00x0xx   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Cash Out   Variance:    Variance %:    Comment: HUDx Settlement Statement.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: HUDx Settlement Statement. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. Appraisal report is missing from the loan file. Final title policy at the time of origination along with Alta 7 endorsement is missing from the loan file. Subject mortgage legal description does not show Vin#. Inspection report dated xx/xx/xxxx located at (xx) shows the subject property type is mobile home. The tax report located at (xx) shows land value and land improvement value separately. Affidavit of affixation is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test and Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test as;
Late Fees Test: FAIL x.xxx% x.xxx% +x.xxx%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL x.xxx% xx.xxx% -xx.xxx%
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Missing Notice of  Servicing Transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43921079	xx	Unavailable	Not Applicable	31.527%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,199.99	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on x/xx
There are no judgments and liens.
Annual county taxes for the year of xx have been paid in the amount ofxx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to dated x/x/xxxx. Foreclosure complaint was filed onxx/xx/xxxx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy on x/x/xxxx.
According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xxth case# xx-xxxxx on x/x/xxxx and the plan was confirmed on xx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed onxx/xx/xxxx.  The POC amount is xx and total arrearage amount is $xx,xxx.xx.
The debtor was dismissed on x/x/xxxx and case was terminated onxx/xx/xxxx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to dated x/x/xxxx. Foreclosure complaint was filed onxx/xx/xxxx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy on x/x/xxxx.
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xxth case# xx-xxxxx on x/x/xxxx and the plan was confirmed on xx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The POC was filed onxx/xx/xxxx.  The POC amount is xx and total arrearage amount is $xx,xxx.xx.  The debtor was dismissed on x/x/xxxx and case was terminated onxx/xx/xxxx.
Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Sale Publication |---| |----| Comment: As per tape date Current foreclosure status is Sale publication and as per review it is Complaint Filed. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape date data Interest only period is No as per review it is Yes.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx0   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per tape date dat Payment History String is 333333333333333333333333 and as per review it is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0xxxxx   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per tape date data Payment History String reversed is 333333333333333333333333 and as per review it is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: As per tape datePurpose of Transaction per HUD is Purchase and as per review it is Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: As per tape date Purpose per Application is Purchase and as review it is Refinance. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-x is not signed by the Borrowers."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CA State. The following state disclosures are missing from the loan file:
Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Anti-Tying, Fair Debt Collection Notice Disclosure, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Loan Program Disclosure is missing from loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date xx/xx/xxxx which is not consistent with Note date ofxx/xx/xxxx."
																									* Settlement date is different from note date (Lvl x) "Settlement date is x/x/xxxx which is different from note date ofxx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33048427	xx	643	Not Applicable	40.752%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated oxx
There is an HOA lien against the property is the favor ofxx
The combined taxes of the year xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is x/x/xxxx. According to the PACER, the borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The POC was filed on x/x/xxxx with the secured claim of $xxx,xx.xx and arrearage amount is $xx,xx.xx. According to the third amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xx.xx for x to x months, $xx.xx for x to x months and $xx.xx for x to xx months. The date of the last filing the bankruptcy wasxx/xx/xxxx. The foreclosure was initiated. According to the document located at 'xxxxxxx_CORP_ADV_INVOICES_xxxxxDxx_xx', the file was referred to an attorney onxx/xx/xxxx. The borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. However, the foreclosure was placed on hold. According to the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xx.xx for the due date of x/x/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx. No damage and repairs have been found. The loan has not been modified since origination.

Foreclosure Comments:The foreclosure was initiated. According to the document located at 'xxxxxxx_CORP_ADV_INVOICES_xxxxxDxx_xx', the file was referred to an attorney onxx/xx/xxxx. The borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. However, the foreclosure was placed on hold.
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The POC was filed on x/x/xxxx with the secured claim of $xxx,xx.xx and arrearage amount is $xx,xx.xx. According to the third amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xx.xx for x to x months, $xx.xx for x to x months and $xx.xx for x to xx months. The date of the last filing the bankruptcy wasxx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Mortgage Insurance	Field: Current Foreclosure Status Loan Value: Referred to Attorney Tape Value: Sale Publication |---| |----| Comment: The current foreclosure status is Awaiting sale. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0xx0xx0003xx044443x3xx0   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0xx3x344440xx3000xx0xx0   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per payment history reversed string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value:xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: 980 (Days) Variance %: Comment: As per foreclosure invoice referral date isxx/xx/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit has been found in the loan at (zz) stating that Original Note has been lost. However, a Copy of Note found in the loan file."	* Good Faith Estimate missing or unexecuted (Lvl x) "The final good faith estimate is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
x.Anti-Coercion Notice.
x.Title Insurance Disclosure.
x.Radon Gas Disclosure.
x.Insurance Sales Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49176700	xx	616	Not Applicable	70.581%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$197,469.77	2.000%	$880.31	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage wxx
No active liens and judgments have been found against the borrower and the property.
The x and x combined taxes of the year xx have been paid total in the amount of xx
The x  and xth  combined taxes of the year xx are due total in the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xxx.xxwhich was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of $xx,xx.xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the document located at "xxxxxxx_CORP_ADV_INVOICES_xxxxxSxxxxxx_xx.pdf", the foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx onxx/xx/xxxx.

Bankruptcy Comments:According to the PACER, the borrower xx  had filed bankruptcy under chapter-xx with the case#xx-xxxxon xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the POC amount of xx and the amount of arrearage is $xx,xxx.xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xx.xx for the period of xx months. No comment has been found indicating a cram-down.  Last time bankruptcy was filed onxx/xx/xxxx.

This step loan modification agreement was made between (borrower) xx (Lender) Axx on xx. The interest bearing principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xx%.
The unpaid principal balance is xx and the lender had deferred the principal amount of xx from the new principal balance. In addition, the amount of xx of the deferred principal balance was eligible for forgiveness. The borrower made the regular payment for the three years. Hence, the forgiven amount is xx and the deferred balance is xxThe borrower promises to pay the monthly  P&I of $xx.xx beginning from xx and the maturity is dated xx. This modification contains balloon provision total in the amount of xx will be paid at the time of maturity date xx.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: $x97469.77 Tape Value: $66300.00 |---| $x3xx69.77 |----| x97.84x79% Comment: As per modification deferred balance is $x97,469.77 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: There is step modification.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is step modification.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx000xx000000xx   Tape Value: 333333333333333333333   Variance:    Variance %:    Comment: As per payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx000000xx000xx   Tape Value: 333333333333333333333   Variance:    Variance %:    Comment: As per payment history reverse string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Lower rate or term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD, purpose of transaction is purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: As per application, purpose of transaction is purchase.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Low Rise Condo (x-4 Stories) Variance: Variance %: Comment: The subject property type per x family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per the final application, the total monthly income of the borrower is $xx,xxx.xx and the total monthly expenses are in the amount of $xx,xxx.xx. Hence, the DTI is exceeding xx.xxx% which is greater than the xx.xx% of the total monthly income."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosures are missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96202686	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was recordedxx
There is a break in chain of assignment in between from MERS as nominee for Gxx
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment city taxes for the year of xx are due in the amount of xx
x) x installment city taxes for the year of xx have been paid in the amount of $xx
x) x installment city txaxes for the year of xx have been paid in the amount of $xx
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to tape data is in the total amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to tape data is in the total amount of $xxx,xx.xx. The current interest rate is x.xxx% with P&I in the amount of $xx.xx.
The foreclosure was not initiated in the loan.
The borrower xx , III had filed bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx. The plan was later confirmed on xx/xx/xxxx.
The loan is currently in active bankruptcy.
Collection comment dated xx/xx/xxxx shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx , III had filed bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx. The plan was later confirmed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx in the claim amount of xx with arrearage in the amount of xx.
Schedule D under voluntary petition filed on xx/xx/xxxx shows value of property as $xx,xxx.xx, amount of claim without deducting the value of collateral is $xx,xx.xx and unsecured portion is in the amount of $xx,xx.xx.

Previous BK;
The borrower xx had filed bankruptcy under chapter x with case#xx-xxxx on xx/xx/xxxx. The plan later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is Yes.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: x.000%   Variance: x.000%   Variance %: x.00000%   Comment: As per original note Min rate at first adjustment is 3.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/x/x0x9   Tape Value: xx/x/x0x9   Variance: -30 (Days)   Variance %:    Comment: Next rate change date is xx/x/x0x9 instead of xx/x/x0x9.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Loan application is missing from the loan file   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent Loan Value: 5.000% Tape Value: x.000% Variance: 4.000% Variance %: 4.00000% Comment: As per original note rate adjustment initial cap percent is 3.000%. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file. Estimated HUD-x or itemization of points and fees are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20294108	xx	Unavailable	Not Applicable	56.569%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,324.45	2.000%	$474.72	xx/xx/xxxx	Financial Hardship	According to the Updated title report dated xx, the subject mortgage was originated xx
The chain of assignment has been completed. The current assignment is with xx
The county taxes of xx/xx have been paid in the total amount of $x,xx.x.
No prior year's delinquent taxes have been found.

Review of the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB taken as per the tape data is $xxx,xxx.xx.	Collections Comments:According to the servicing comments, the loan is in collections. Review of the payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xx.xx, which was applied for x/x/xxxx. The current UPB taken as per the tape data is xx.

Reason for default is decreased income.

According to the servicing comment datedxx/xx/xxxx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per comment history, the foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx. As per Updated title report, the notice of default and election to sell was filed onxx/xx/xxxx in the amount of xxThe notice of trustee sale was filed on xx/xx/xxxx shows that the sale was scheduled on xx/xx/xxxx in the amount of $xx,xxx.xx; however, it was put on hold as the borrower had filed the bankruptcy on xx/xx/xxxx and the case was dismissed onxx/xx/xxxx and terminated onxx/xx/xxxx.
As per the comments history, the sale was scheduled onxx/xx/xxxx; however, it was put on hold as the borrower had filed the bankruptcy onxx/xx/xxxx and the case was dismissed onxx/xx/xxxx. Further, as per comments history, the new sale is scheduled onxx/xx/xxxx. However, no further information has been found.

Bankruptcy Comments:As per PACER report, the borrower xx  had filed the bankruptcy under Chapter xx with the case#xx-xx onxx/xx/xxxx. The case was dismissed onxx/xx/xxxx.
This step modification agreement was signed between the borrower xx on xx.
The unpaid principal balance was xx including deferred balance of xx with interest rate of x.xx% which steps up in x steps ending at x.xx %. The borrower promises to pay the monthly P&I of $xx.xx beginning from xx. The maturity is xx.
Affiliated Business Disclosure Credit Report Missing Required Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy Filing Date Loan Value:xx/xx/xxxx Tape Value: xx/xx/xxxx |---| x7x (Days) |----| Comment: dissmissed Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment: Awaiting sale.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: 6/x/x0x4   Variance: -xx3 (Days)   Variance %:    Comment: see mod 7600036xx5_Modification_Dx0x709x934x905X034_53x.PDF   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: step mod 7600036xx5_Modification_Dx0x709x934x905X034_53x.PDF   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 33333333333333333   Variance:    Variance %:    Comment: corrected   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 33333333333333333 Variance: Variance %: Comment: corrected Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "The loan is FHA. The LTV as per appraisal report is xx.xxx%. However, a mortgage insurance certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x, the settlement date isxx/xx/xxxx; however, as per Note, the loan origination date is x/x/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51239034	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$18,720.25	2.000%	$376.54	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment is completed as the subject mortgage is currently assigned to “xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.

Fxx
The x installment of Combined tax for xx has been paid off in the amount oxx

For Parcel#xx-xx-xx-xx:

The x installment of Combined tax for xx has been paid off in the amount of xx

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of x/x/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in active foreclosure. The loan is currently in delinquency for +xx months and the next due for regular payment is x/x/xxxx. The last regular payment (P&I) has been made on x/x/xxxx in the amount of $xx.xx for the due date of x/x/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.
The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx. The complaint was filed on x/x/xxxx. However, the foreclosure was put on hold due to the loss mitigation. The foreclosure was re-initiated in xxxx and the file was referred to an attorney on x/x/xxxx. The complaint was filed onxx/xx/xxxx and the service was completed onxx/xx/xxxx. The judgment hearing was scheduled on x/x/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case#xx-xxxxx onxx/xx/xxxx and the debtor was dismissed on x/x/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The debtor xx ) had filed bankruptcy under chapter xx with the case# xx-xxxxx onxx/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xxx,xxx.xx and the unsecured amount is $x,xx.xx.
The POC was filed onxx/xx/xxxx with the secured claim of xx with an arrearage of xx.
The servicing comment dated x/x/xxxx shows that the borrower was stating that the tenants who were residing in the subject property are not paying and they are not repairing the damages but no evidences are available in the latest xx months servicing comments which confirm the nature of damages, cost of repairs and current status of repairs.
According to the debtor's chapte-xx plan which was filed onxx/xx/xxxx, the debtor shall pay the post petition mortgage payments to the creditor directly.  The debtor was dismissed on x/x/xxxx and the case was terminated on x/x/xxxx.
Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx. The complaint was filed on x/x/xxxx. However, the foreclosure was put on hold due to the loss mitigation. The foreclosure was re-initiated in xxxx and the file was referred to an attorney on x/x/xxxx. The complaint was filed onxx/xx/xxxx and the service was completed onxx/xx/xxxx. The judgment hearing was scheduled on x/x/xxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter xx with the case#xx-xxxxx onxx/xx/xxxx and the debtor was dismissed on x/x/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Claim No: x
The debtor (xx had filed bankruptcy under chapter xx with the case# xx-xxxxx onxx/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xx.xx and the value of the collateral is $xxx,xxx.xx and the unsecured amount is $x,xx.xx.
The POC was filed onxx/xx/xxxx with the secured claim of xx with an arrearage of xx.
According to the debtor's chapte-xx plan which was filed onxx/xx/xxxx, the debtor shall pay the post petition mortgage payments to the creditor directly. The debtor was dismissed on x/x/xxxx and the case was terminated on x/x/xxxx.	The loan was modified on xx with the x step amortization with the new principal balance of $xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of $xxThe borrower promises to pay the initial step P&I of $xx.xx with the new initial step interest rate of x.xx% beginning from xx and the new maturity date is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value: $0.00 Tape Value: $-776x.08 |---| $776x.08 |----| -x00.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Tenant   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: xx/x/x0x3   Variance: -37 (Days)   Variance %:    Comment: The loan was modified on xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $4079.83   Tape Value: $-4079.83   Variance: $8x59.66   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The mod step indicatior is Yes.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444444443xx3443xx0   Tape Value: 33333333333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0xx3443xx344444444440 Tape Value: 33333333333333333 Variance: Variance %: Comment: The Payment History String reversed is 444444444444. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "The final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x.IL Collateral Protection Insurance Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing Transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11214989	xx	Unavailable	Not Applicable	35.743%	First	Unavailable	Not Applicable	Unavailable	xx	xx	$35,900.00	7.650%	$534.03	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated xx
The chain of assignment has been completed.
There is one judgment in favor of xx
There is one muncipal lien active in the favor of xx
 in the total amount is xx.
All the previous taxes has been paid.
Current year taxes are due in the amount of xx	According to the payment history as of x/x/xxxx, the borrower is currently delinquent for xx months. The last payment was received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The borrower is currently delinquent for xx months. The last payment was received on x/x/xxxx, the payment applied date was x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xx.xx.
No damages or repairs have been found.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on x/x/xxxx and complaint was filed onxx/xx/xxxx. As per comment datedxx/xx/xxxx, the sale was scheduled onxx/xx/xxxx with appraisal value $xx,xxx.xx and minimum BID is $xx,xxx.xx. Foreclosure put on hold as  the borrower had filed bankruptcy under chapter-xx with the case# xx-xxxx onxx/xx/xxxx. So that the sale was canceled. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xxxx onxx/xx/xxxx. The POC was filed onxx/xx/xxxx, the POC amount is $xxx,xx.xx and the arrearage amount is $xx,xxx.xx. The debtor shall pay to the trustee $xxxx per month for xx months. Plan was confirmed onxx/xx/xxxx. There is no comment indicating a cramdown.	The loan was modified on xx between the borrower xx . The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The maturity date as per modification is xx.
The interest bearing amount is xx and the amount of deferred balance is xxThere is provision for the balloon payment.
This loan was modified once.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Sale Confirmed |---| |----| Comment: Current foreclosure status is awaiting sale. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 3/x/x008   Tape Value: 5/x/x0xx   Variance: -xx56 (Days)   Variance %:    Comment: First rate change date is 3/x/x008.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 7.650%   Tape Value: x.000%   Variance: 6.650%   Variance %: 6.65000%   Comment: Min rate at first adjustment is 7.65%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000x00xx44   Tape Value: 333333333333333xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44xx00x000000000000000   Tape Value: xx333333333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Hud is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent Loan Value: 3.000% Tape Value: x.000% Variance: x.000% Variance %: x.00000% Comment: Rate adjustment initial cap percentage is 3%. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "HUD-x along with estimated HUD-x and itemization are missing in the loan file."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in ohio state.
The following disclosures are missing from the loan file:
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of service transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable tobe confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19750999	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx shows that the subject mortgage was originated onxx
The chain of assignment has been completed. The subject mortgage is with lender xx
No active judgment and lien have been found.
The annual county taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received details are not available. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/x/xxxx.

Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/x/xxxx. The borrowerxx . had filed the bankruptcy under chapter xx with case#xx-xxxxx on x/x/xxxx and plan was confirmed onxx/xx/xxxx. The POC was filed onxx/xx/xxxx with the secured claim amount of xx and an arrearage amount is $xx,xx.xx. According to the order confirming plan, the debtor shall pay $xxx.xx per month. The Schedule-D in Voluntary petition shows that $xxxxx as unsecured portion out of claim amount of $xxxxx. No comment indicating a cram down has been found. The bankruptcy was terminated on xx/xx/xxxx. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received details are not available. The UPB reflected is in the amount of xx till the due date of x/x/xxxx. The borrowerxx had deceased on x/x/xxxx. However, the death certificate is located at 'xxxxx_DEATH_CERTIFICATE_xxxxxDxxxxxx_xx'. The comment datedxx/xx/xxxx states that xxx% repairs have been completed. The nature of damage has not been found. No information pertaining to insurance claim has been found. The comment datedxx/xx/xxxx shows that the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with case#xx-xxxxx on x/x/xxxx and plan was confirmed onxx/xx/xxxx. The POC was filed onxx/xx/xxxx with the secured claim amount of xx and an arrearage amount is $xx,xx.xx. According to the order confirming plan, the debtor shall pay $xxx.xx per month. The Schedule-D in Voluntary petition shows that $xxxxx as unsecured portion out of claim amount of $xxxxx. No comment indicating a cram down has been found. The bankruptcy was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Borrower #x Last Name Loan Value: Brewster Tape Value:xx Tape Source: Initial Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.750%   Tape Value: x.000%   Variance: 0.750%   Variance %: 0.75000%   Comment: Min rate at first adjustment is x.75%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 5/x/x0x0   Tape Value: 6/x/x0x0   Variance: -3x (Days)   Variance %:    Comment: Next rate change date is 5/x/x0x0.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000xxM4444444M4   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History String is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4M4444444Mxx000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History String Reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: 5.000%   Tape Value: x.000%   Variance: 3.000%   Variance %: 3.00000%   Comment: Rate Adjustment Initial Cap Percent is 5.000%.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $5557xx.68 Tape Value: $5507xx.68 Variance: $5000.00 Variance %: 0.9079x% Comment: Unpaid Current Principal Balance (UPB) per Payment History is $555,7xx.68. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Georgia. The following state disclosures are missing from the loan file.
x.Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
x.Disclosure of Additional Fees."
* Not all borrowers signed TIL (Lvl x)     "The final TIL is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "The ROR is missing from the loan file."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36338843	xx	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$705.97	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was xx on xx.
There is a junior mortgage in the favor of xx
There are ECB liens in the favor of the xx
There is a civil judgment in the favor oxx
There are two code enforcement liens in the favor of the xx
x installment of borough jurisdiction tax of xx has been paid in the amount of xx on xx.
x installment of borough jurisdiction tax of xx is due in the amount oxx
x installment of borough jurisdiction tax of xx is due in the amount oxx xth installment of borough jurisdiction tax of xx is due in the amount of xx
x installment of borough jurisdiction tax of xx has been delinquent in the amount of xx	According to the review of payment history as of xx, the borrower has been delinquent for xx months. The last payment received is unavailable and the next due date for payment is xx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for xx months. The last payment received is unavailable and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.
As per the comment datedxx/xx/xxxx, the reason for default is a curtailment of income.
The loan modification agreement was made between (borrower)xx  Inc. onxx/xx/xxxx.
As per the comments, the foreclosure was initiated and the file was referred to an attorney on x/x/xxxx and the complaint was filed on xx/x/xxxx. As per the comment dated xx/x/xxxx, the service completed on xx/xx/xxxx. As per the comment datedxx/xx/xxxx, the contested matter was identified onxx/xx/xxxx. As per the comment datedxx/xx/xxxx, the date pleading or litigation action was filed onxx/xx/xxxx. As per the comment datedxx/xx/xxxx, the foreclosure was put on hold due to contested matter. The contested matter was managed byxx . As per the comment datedxx/xx/xxxx, the reason for contested was additional fees. As per the comment datedxx/xx/xxxx, the step reprojected motion for a summary of judgment filed toxx/xx/xxxx. No further details have been found regarding the resolution of the contested.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment datedxx/xx/xxxx, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:As per the comments, the foreclosure was initiated and the file was referred to an attorney on x/x/xxxx and the complaint was filed on xx/x/xxxx. As per the comment dated xx/x/xxxx, the service completed on xx/xx/xxxx. As per the comment datedxx/xx/xxxx, the contested matter was identified onxx/xx/xxxx. As per the comment datedxx/xx/xxxx, the date pleading or litigation action was filed onxx/xx/xxxx. As per the comment datedxx/xx/xxxx, the foreclosure was put on hold due to contested matter. The contested matter was managed by xx . As per the comment datedxx/xx/xxxx, the reason for contested was additional fees. As per the comment datedxx/xx/xxxx, the step reprojected motion for a summary of judgment filed toxx/xx/xxxx. No further details have been found regarding the resolution of the contested.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender)Seterus, Inc. on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xx.xx beginning from xx. The maturity is xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Status Loan Value: Service Completed Tape Value: Judgment Entered |---| |----| Comment: Current foreclosure status is service completed. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0xx   Tape Value:xx/xx/xxxx   Variance: -x0x (Days)   Variance %:    Comment: Doc date of last modification of x/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx000.00   Tape Value: $xx.00   Variance: $xx.00   Variance %: xx.xx%   Comment: As per note, original balance is xx,000.00.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000xx   Tape Value: xxxx   Variance:    Variance %:    Comment: Payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx0000000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx x0TH ST Tape Value: xx x0TH ST APT x Variance: Variance %: Comment: As per note, property address is xx x0TH ST. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "HUD x is available in the loan file. However, some points and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service is providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.Commitment Disclosure
x.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85548194	xx	Unavailable	Not Applicable	71.340%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$147,570.91	4.500%	$1,547.99	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated on xx
There are several active judgments or liens found these are as follows.
x) There is an IRS lien active in the amount of xx which was recorded on xx held by Department of the Treasury - IRS.
x) There is an IRS lien active in the amount of xx which was recorded on xx held by Department of the Treasury - IRS.
x) There is an IRS lien active in the amount of xx which was recorded on xx held by Department of the Treasury - IRS.
x) There is an IRS lien active in the amount of xx which was recorded on xx held by Department of the Treasury - IRS.
x) There is credit card judgment active in the amount of xx which was recorded on xx held by x x x.
x) There are multiple judgments active in the combined amount of xx which was recorded on xx.
The combined annual county taxes have been paid on xx in the amount of xx.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/xxxx the borrower has been delinquent for x months and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI) which was applied to xx/xx/xxxx.The monthly P&I is $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/xxxx the borrower has been delinquent for x months and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xx.xx(PITI) which was applied to xx/xx/xxxx.The monthly P&I is $xx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xx.xx.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/x/xxxx.
The sale has been scheduled onxx/xx/xxxx with bid specified amount of $xx,xxx.xx.
However, the comments dated xx/xx/xxxx the sale held and later vacated. However, no further details have been found regarding the foreclosure.
The borrowerxx  had filed bankruptcy under chapter x with case#xx-xx on xx/xx/xxxx. The case was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
The reason for default is unable to be determined from the available comments.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:As per collection comments, the foreclosure was referred to attorney on xx/x/xxxx. The complaint was filed onxx/xx/xxxx. The final judgment was entered onxx/xx/xxxx in the amount of $xx.xx. As per comment dated x/x/xxxx, the foreclosure was scheduled forxx/xx/xxxx. As per document located at “xx”; the final judgment was entered on xx/xx/xxxx. As per comment date on the foreclosure was dismissed due to reinstatement inquiry. Currently the loan is in collections. No further information is available regarding foreclosure proceedings.
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter x with case#xx-xx on xx/xx/xxxx. The case was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	The loan modification agreement was made between the lender Bank of America and the xx on xx with the new principal balance as xx. The amount off xx is considered as deferred principal balance and the xx is the interest bearing amount.
The first payment was beginning on xx and the maturity date is xx. The modified interest rate is x.xx% and the P&I is $xx.xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower xx had filed bankruptcy under chapter 7 with case#x7-x9x89 on xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The process of foreclosure has been initiated with the case#x0x6-0x84x5-CA-0x.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333xx0xx00x03333333   Variance:    Variance %:    Comment: Payment history string is xx33x3xx3x3.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 33333330xx0xx0xx3x333 Variance: Variance %: Comment: Payment history string Reversed is 3x3xx3x33xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "The current DTI is greater than xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Florida state. The following state disclosures are missing from loan files.
x) Anti-Coercion Notice.
x) Radon Gas Disclosure.
x) Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD-x statement the settlement date is xx/x/xxxx which was after note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
109295	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$52,333.92	9.998%	$481.94	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated onxx
There are several active judgments against borrower as per follows.
x) There is an active judgment against borrower the amount of xx which was recorded onxx k.
x) There is an active Mechanic lien against borrower the amount of $xx.xx which was recorded oxx
x) There is an active judgment against borrower the amount of xx which was recorded on xx
x) There is an active judgment against borrower the amount of xx which was recorded on xx hxx
x) There is an active judgment against borrower the amount of xx which was recorded on xx held by xx

The annual combined taxes for year xx are paid in the amount of $xx.xx on xx.
The annual school taxes for year xx are paid in the amount of xx on xx.
The review of payment history as of datedxx/xx/xxxx shows that borrower is delinquent for xx months. The delinquency period was started from x/x/xxxx to as ofxx/xx/xxxx. The next payment is due on x/x/xxxx. As per tape data the current P&I is in the amount of $xxx.xx with the interest of x.xxx% which was applied for the due date of x/x/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in active foreclosure. The review of payment history as of datedxx/xx/xxxx shows that borrower is delinquent for xx months. The delinquency period was started from x/x/xxxx to as ofxx/xx/xxxx. The next payment is due on x/x/xxxx. As per tape data the current P&I is in the amount of $xx.xx with the interest of x.xx% which was applied for the due date of x/x/xxxx. The current unpaid principal balance is in the amount of xx.
As per collections comments the loan is foreclosure. The foreclosure was referred to attorney on xx/xx/xxxx and complaint was filed on x/x/xxxx. As per comment dated onxx/xx/xxxx, the foreclosure was placed on hold due to contested matter. Borrower was contesting the foreclosure for additional fees. The foreclosure was still on hold. No further evidences have been found regarding foreclosure proceedings.

According collection comment datedxx/xx/xxxx, the foreclosure was contested. Comment dated onxx/xx/xxxx shows, the borrower was contesting foreclosure due to additional fee. The comment datedxx/xx/xxxx shows; the litigation action has been filed onxx/xx/xxxx. The defendant had filed an answer with counter claim. The borrower is represented by counsel. Name of Attorney representing borrower is xx ”. As per comment dated onxx/xx/xxxx, foreclosure was placed on hold due to this contested matter.
No further evidences are available to confirm that contested matter resolved or not.

Foreclosure Comments:As per collections comments the loan is foreclosure. The foreclosure was referred to attorney on xx/xx/xxxx and complaint was filed on x/x/xxxx. As per comment dated onxx/xx/xxxx, the foreclosure was placed on hold due to contested matter. Borrower was contesting the foreclosure for additional fees. The foreclosure was still on hold. No further evidences have been found regarding foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx with xx , on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx% with P&I of $xx.xx with fixed amortized type and it was beginning from first payment date on xx and reduction period of modification is xx
The borrower had also given the promise to pay the deferred balance in the amount of xxThe UPB that has been amortized is xx as an interest bearing amount
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Origination Appraisal	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |---| |----| Comment: Current foreclosure status is complaint filed however the tape data shows Judgment entered. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $5x333.9x   Tape Value: $5xx35.74   Variance: $x98.x8   Variance %: 0.380xx%   Comment: Deferred balance is $5x,333.9x however the tape data shows $5x,x35.74.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: xx/3/x0x4   Variance: xx (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/xxxx however the tape data shows xx/3/x0x4.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan Amortization type is Fixed however the tape data shows Step.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx/xx/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx.998%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/9/x00x   Tape Value:xx/xx/xxxx   Variance: -6 (Days)   Variance %:    Comment: Original Note doc date is 4/9/x00x however the tape data showsxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000004444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History string is 444444444444 however the tape data shows 33333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444400000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History string reversed is 444444444444 however the tape data shows 33333333333.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx Variance: 730 (Days) Variance %: Comment: Referral date is xx/xx/xxxx however the tape data shows xx/xx/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-xis missing from the loan file. However there is no itemization is available."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York. The following required state disclosures are missing from the loan file.
x) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x) NY Interest Rate Disclosure
x) NY Hazard Insurance  Disclosure
x) Tax Escrow Account Designation
x) Mortgage Bankers and Exempt Organizations Preapplication
x) Co-Signer Notice Requirements
x) Default Warning Notice
x) Commitment Disclosure
x) Lock-in Disclosure
xx) Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79756677	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was recorded xx
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xx have been paid in the amount ofxx
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to tape data is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently xx months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to tape data is in the amount of $xx,xx.xx. The current interest rate is x.xxx% with P&I in the amount of $xx.xx.
The borrower had not filed bankruptcy.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the re-projected sale scheduled date is xx/xx/xxxx. Collection comments are available only till xx/xx/xxxx. Hence, we are unsure about the outcome of the foreclosure sale. No more further information regarding foreclosure activity is available.
According to the BPO report located at "xxxxxxxx_Inspections(x)" dated xx/xx/xxxx, the subject property is occupied by unknown party. The subject property is in good condition with no visible damages or repairs.

Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Comment dated xx/xx/xxxx shows that the re-projected sale scheduled date is xx/xx/xxxx. Collection comments are available only till xx/xx/xxxx. Hence, we are unsure about the outcome of the foreclosure sale. No more further information regarding foreclosure activity is available.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-x Closing Statement
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $363x.4x |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $5x99x.64   Tape Value: $5x99x.00   Variance: $0.64   Variance %: 0.00xx3%   Comment: Original balance (or line amount) is $5x.99x.64.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -5 (Days)   Variance %:    Comment: Original note doc date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-x should be Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per application should be Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx/xx/xxxx Tape Value: x/x/x037 Variance: x7 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file. Estimated HUD-x or itemization of points are fees are also not available in the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90324859	xx	Unavailable	Not Applicable	55.119%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.625%	$537.92	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx

No active liens or judgments have found against the borrower.
Annual combined taxes of xx have been paid in the amount ofxx

As per the review of payment history as of xx, the borrower is currently delinquent for x month and next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for xx. The current P&I is $xx.xx and PITI is $xx.xx. The UPB reflected in the payment history is in the amount of xx	Collections Comments:The loan is active in bankruptcy and next due date is xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/xxxx, the reason for default is Reduction in income.
The loan has been modified in xx/xx/xxxx.
The foreclosure was initiated and referred to an attorney on xx/xx/xxxx. However, the borrower had filed bankruptcy under chapter xx with the case #xx-xx on xx/xx/xxxx and foreclosure put on hold. Again, the foreclosure was re-initiated and referred to an attorney on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the re-projected sale has been scheduled for xx/xx/xxxx. The loan is active in bankruptcy, the borrower xx  had filed bankruptcy under chapter xx on xx/xx/xxxx.
The borrower intends to keep the property.
As per comment dated xx/xx/xxxx, the subject is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/xxxx. However, the borrower had filed bankruptcy under chapter xx with the case #xx-xx on xx/xx/xxxx and foreclosure put on hold. Again, the foreclosure was re-initiated and referred to an attorney on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the re-projected sale has been scheduled for xx/xx/xxxx. The loan is active in bankruptcy, the borrower Carole A. Galvin had filed bankruptcy under chapter xx on xx/xx/xxxx.
Bankruptcy Comments:The borrower xx .xx had filed bankruptcy under chapter xx on xx/xx/xxxx. The date of last filing is xx/xx/xxxx. The POC was filed by x x,x. on xx/xx/xxxx with the secured claim amount of $xxx.xx. As per second amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xx.xx for x months and $xx.xx for x months and $xxx.xx for xx months for a total amount of $xx,xx.xx. As per the schedule-D of voluntary petition dated xx/xx/xxxx, the value of collateral is $xx,xxx and the amount of claim is $xx,xx. As per the deadline hearing the deadline to file the POC was set for xx/xx/xxxx.	This modification agreement was made between Borrowerxx on xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is xxBorrower promises to pay $xx.xx monthly with a modified interest rate x.xx% beginning from xx with a maturity date xx. The interest bearing amount is xxThere is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Tenant to Owner/Former Owner |---| |----| Comment: As per colllection comments the subject property is owner-occupied. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure has been initaited.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -xx (Days)   Variance %:    Comment: The loan has been modified on xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Application shows the MI payment is $xx.00. Hence, the MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx/xx/xxxx   Tape Value: x/x/x00x   Variance: x0 (Days)   Variance %:    Comment: The orifinal Note date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0xx0x00xx0xx0xx0xx   Tape Value: xx0000xxxx   Variance:    Variance %:    Comment: The payment history string is xx0000xMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx0xx0xx0xx00x0xx0   Tape Value: xxxx0000xx   Variance:    Variance %:    Comment: The payment history reversed string is MMx00000xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: x0 Littlefield Drive   Tape Value: xx   Variance:    Variance %:    Comment: The property address is x0 Littlefield Drive.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: The purpose of Transaction is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: The Purpose per applicatiopn is Refinance. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "As per final application the monthly M&I payment is $xx.xx. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39169254	xx	664	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$782.31	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated onxx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is state tax in the amount ofxx
Review of the payment history provided from xx to xx reveals that borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.
Borrower is currently xx months behind his scheduled payments.
Collections Comments:
As per the collection comment, foreclosure process was initiated in the loan with the case#xxxx-CP-xx.
It was referred to the attorney onxx/xx/xxxx.
Comment shows that the complaint was filed on x/x/xxxx.
The foreclosure judgment was entered on xx/xx/xxxx.
Comment datedxx/xx/xxxx shows that the foreclosure sale was scheduled on x/x/xxxx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case#xxxx-CP-xx.
It was referred to the attorney onxx/xx/xxxx.
Comment shows that the complaint was filed on x/x/xxxx.
The foreclosure judgment was entered on xx/xx/xxxx.
Comment datedxx/xx/xxxx shows that the foreclosure sale was scheduled on x/x/xxxx.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx  had filed bankruptcy under Chapter-xx Case#xx-xxxx on x/x/xxxx and the plan was confirmed on x/x/xxxx.
POC was filed onxx/xx/xxxx with the secured claim amount of $xx,xxx.xx and the arrearage of $xx,xxx.xx.
Debtor (borrower) will pay to thexx the sum of $xx.xx for xx months.
Voluntary petition filed on x/x/xxxx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xx.xx beginning from xx . The new principal balance is xx. The maturity date is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Treasury - One Year |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: No sale publication in file.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.xx0%   Tape Value: x.000%   Variance: 0.xx0%   Variance %: 0.xx000%   Comment: Min rate is x.xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx0000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: x.000%   Tape Value: x.000%   Variance: x.000%   Variance %: x.00000%   Comment: Rate adjustdment is x%   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value:xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: -x00 (Days)   Variance %:    Comment: No Referral date.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/x0xx Tape Value: x/x/x0xx Variance: xx0x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50603546	xx	Unavailable	Not Applicable	32.269%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.875%	$832.95	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated xx
Active judgments and liens found pending are as follows:
There is a one ECB lien open against the subject property in the amount of $xx
The Borough payment plan taxes from xx to xx are in delinquency in the total amount of xx
According to the updated title report there is annual utility tax of xx is delinquent in the amount ofxx
Review of the payment history available from xx to xx states that the borrower has been delinquent for more than xx days. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to datedxx/xx/xxxx. Foreclosure complaint was filed on x/x/xxxx. Foreclosure was put on hold due to assignment of mortgage is missing. No further information has been found. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xx.xx.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure was referred to datedxx/xx/xxxx. Foreclosure complaint was filed on x/x/xxxx. Foreclosure was put on hold due to assignment of mortgage is missing. No further information has been found.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made betweenxx on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of $xx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Escrow Advance Balance per Payment History Loan Value: $-x0xx.xx Tape Value: $-x0xx.xx |---| $xx.00 |----| -xx.xx% Comment: Escrow History String is Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: Payment History string is xxx however the tape data shwos xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: Payment History string reversed is xxx however the tape data shwos xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx0-xx xxnd Ave Tape Value: xx0xx xxND AVE Variance: Variance %: Comment: Property address street is xx0-xx xxnd Ave however the tape data shows xx0xx xxND AVE. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit datedxx/xx/xxxx was found in the loan file located at ((x)) as original note was misplaced, lost or destroyed. Duplicate copy of note is available in the loan file."	* Missing credit report (Lvl x) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State. The following state disclosures are missing from the loan file:
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.New York Real Property Escrow Account Disclosure
x.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by all the borrowers."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62517362	xx	Unavailable	Not Applicable	33.048%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
x) There is a junior mortgage in the favor of Cxx.
The combined annual taxes for the year of xx have been paid in the amount of $xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx. The last payment was received on xx in the amount of $xx.xx for the due date of xx. The UPB is reflected in the amount of xx till the due date of xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx-xxx onxx/xx/xxxx and the plan was confirmed onxx/xx/xxxx. According to the order confirming chapter xx plan datedxx/xx/xxxx the debtor shall pay $xx biweekly for the period of xx months. The proof of claim was filed onxx/xx/xxxx with the claim amount of xx and the amount of arrearage is $xx,xxx.xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/x/xxxx. The sale was scheduled on x/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx-xxx onxx/xx/xxxx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of xx till the due date of x/x/xxxx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/x/xxxx. The sale was scheduled on x/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx-xxx onxx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx-xxx onxx/xx/xxxx and the plan was confirmed onxx/xx/xxxx. According to the order confirming chapter xx plan datedxx/xx/xxxx the debtor shall pay $xx biweekly for the period of xx months. The proof of claim was filed onxx/xx/xxxx with the claim amount of xx and the amount of arrearage is $xx,xxx.xx.
Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: $-xx0x.xx Tape Value: $-xx0x.xx |---| $-x.00 |----| 0.xx% Comment: Corporate advances recoverable per payment history is ($xx0x.xx). Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Publication   Variance:    Variance %:    Comment: The sale date had been scheduled for xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: The property address street is xx .   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Lower rate or term Variance: Variance %: Comment: The purpose of refinance is limited cash-out. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl x)     "Final application is missing from the loan file. However, values are considered from initial application dated xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
Brokerage/Finder Fee Test: FAIL xx xx +$xx.xx
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
TILA APR Test: FAIL x.xx% x.xx% -x.xx%
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee state. The following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36436210	xx	Unavailable	Not Applicable	28.624%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.250%	$429.33	xx/xx/xxxx	Financial Hardship	The Updated title report dated xx shows the mortgage was originated on xx
The first and second installments of combined taxes for the year xx have been paid in the amount of $xx.xx each respectively. The current ownership is vested in the name oxx

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/x/xxxx. The last payment was received on x/x/xxxx, in the amount of $xxx.xx, which was applied for x/x/xxxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xx%.

Collections Comments:The review of comment history shows that the loan is in active foreclosure. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The foreclosure process was initiated and it was referred to an attorney on x/x/xxxx. The complaint was filed onxx/xx/xxxx. The foreclosure process was kept on hold fromxx/xx/xxxx because of court delay. No further details have been found.
Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney on x/x/xxxx. The complaint was filed onxx/xx/xxxx. The foreclosure process was kept on hold fromxx/xx/xxxx because of court delay. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of x.xx % with the modified P&I of $xx.xx.
The first payment date was due on xx and the new maturity date is xx.
There is no deferred balance has been stated.

Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000MMM4MMMMM44MMM44   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The pay history string is 444444444444. However the tape shows that it is 333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 44MMM44MMMMM4MMM00000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: The pay history string reversal is 444444444444. However the tape shows that it is 333333333333. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xxx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xxxx sxxs may be retained by the originator(s).
All items in the xxxx, xxxx, and xxxx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowner's insurance premiums (lines xxx - xxx), and required services that you can shop for in the xxxx section should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test.
This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line xxx "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line xxx "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the xxxx sxxs may be retained by the originator(s).
All items in the xxxx, xxxx, and xxxx sxxs should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines xxx - xxx), mortgage and homeowner's insurance premiums (lines xxx - xxx), and required services that you can shop for in the xxxx section should not be retained by the lender or broker."
* ComplianceEase TILA Test Failed (Lvl x)     "The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx. The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Good Faith Estimate is Missing (Lvl x)     "The initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl x)     "The initial TIL is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maine State. The following required state disclosures are missing from the loan file.
x.Notice to Cosigner
x.Title Attorney Disclosure
x.Choice of Insurance Notice
x.Withholding Tax Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR document is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86346273	xx	Unavailable	Not Applicable	60.231%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$879.57	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx master participation Trust which was recorded on xx. However, the assignment is missing to xx.
x) There is a civil judgment against the borrowerxx
The city annual taxes for the year of xx have been paid in the amount of $xx.xx. The county annual taxes for the year of xx have been paid in the amount of $xx.xx. The school annual taxes for the year of xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in the collection. The borrower had filed bankruptcy under chapter-xx with the case# xx-xxxx onxx/xx/xxxx and the plan has not been confirmed. The POC was filed by x x,x onxx/xx/xxxx with the secured claim amount xx and the arrearage in the amount of $ x,xx.xx. The debtor shall pay $xxx per month for the period of xx months. The case was dismissed onxx/xx/xxxx.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of xx till the due date of x/x/xxxx.
The loan modification agreement was made on xx/xx/xxxx between the borrowerxx and lender xx  The borrower promises to make a monthly payment of $xx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till maturity date ofxx/xx/xxxx. The New Principal Balance stated in the modification is $xx,xx.xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
The comment dated xx/xx/xxxx states that the subject property needed roof repair. The nature of the damage is unavailable. The total estimated cost of repair has not been provided. No details were found regarding the insurance claim. The property was under repairs. No further details of the repairs completed found. The latest property inspection report is not available in the loan file to determine current property condition.
As per servicing comments, the reason for default is reduction of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case# xx-xxxx onxx/xx/xxxx and the plan has not been confirmed. The POC was filed by x x, xonxx/xx/xxxx with the secured claim amount xx and the arrearage in the amount of $ x,xx.xx. The debtor shall pay $xxx per month for the period of xx months. The case was dismissed onxx/xx/xxxx.	The loan modification agreement was made on xx between the borrower xx The borrower promises to make a monthly payment of $xx.xx with the interest rate of x.xx% beginning from xx till maturity date of xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Mortgage Insurance	Field: Doc Date of Last Modification Loan Value: xx/xx/xxxx Tape Value: xx/xx/xxxx |---| -9 (Days) |----| Comment: Doc date of last modification is xx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI cert is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0000x344444443xx333   Tape Value: xx3xx0x00003333   Variance:    Variance %:    Comment: Payment history string is x33300xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 333xx344444443x0000xx   Tape Value: 33330000xx3xx   Variance:    Variance %:    Comment: Payment history string reversed is xx00333x.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx/xx/xxxx Tape Value: x/x/x0x7 Variance: x3 (Days) Variance %: Comment: Stated maturity date isxx/xx/xxxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $xx,xxx.xx $xx,xxx.xx -$x,xxx.xx
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xx,xxx.xx $xx,xxx.xx -$x,xxx.xx
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx% (Lvl x)     "According to final application dated x/x/xxxx, the borrower base income is $xxxx and total monthly debt is in the amount of $xxxx. Hence, DTI ratio comes out to be more than xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI cert is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York state. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre-application
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Sub-prime Home Loan Counseling Disclosure
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Sub-prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64213963	xx	Unavailable	Not Applicable	42.497%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$11,336.08	5.000%	$520.72	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated oxx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is civil judgment in the amount of $xx.xx which was recorded onxx
x. There is HOA lien in the amount of $xx.xx which was recorded onxx and filed by xx
Annual county taxes have been paid in the amount of $xx.xx.
Review of the payment history provided from xx to xx reveals that borrower has been delinquent for more than xx days. The last payment was received in the amount of $xx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.
Borrower is currently xx months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/xxxx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looxxfor an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/xxxx.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The new principal balance is xx. The maturity date is xx.	Credit Report Missing Required State Disclosures	Field: Borrower Last Name Loan Value: Brwon Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Service Completed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -x (Days)   Variance %:    Comment: Date modification was prepared and signed is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000x00x00000000   Tape Value: xxxxx00000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000000x00x000000000000   Tape Value: 00000xxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx0x Barley Lane Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -xx.
Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged x.xx% allowed x.xx% Over By -x.xx%"
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:  Charged xx allowed xx Over By -xx.
This loan failed the TILA finance charge test.( xx CFR §xx.xx(d)(x) , transferred from xx CFR §xx.xx(d)(x) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.

Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged x.xx% allowed x.xx% Over By -x.xx%
This loan failed the TILA APR test. ( xx CFR §xx.xx(a)(x), (x) , transferred from xx CFR §xx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
																									Attorney Selection Disclosure"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31924938	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was xx
There is one final judgment(Mun/City/Code lien) against the borrowerxx inxx
There are two active civil judgments against the borrowexx  which was recorded onxx nd the second is in the favor ofxx
There is state tax lien against the borrower xx
Annual combined taxes for the year of xx have been paid on xx in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. Unable to determine the last payment date. As per the tape the borrower had made the payment in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. Unable to determine the last payment date. As per the tape the borrower had made the payment in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
The reason for the default of the borrower was a curtailment of income.  The borrower wants to retain his property.
As per the comment dated xx/xx/xxxx, the borrower requested for the loan modification. The servicer offered him for the three months of trial payment plan which was started from xx/xx/xxxx to xx/xx/xxxx with the monthly payment of $x,xxx.xx; however, the loan was not eligible for the mod due to equity position.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney onxx/xx/xxxx. The notice of lis pendency was filed by the creditor with the case#xxxxCAxxxxxxxMB onxx/xx/xxxx. The foreclosure final judgment was entered with the amount of xx onxx/xx/xxxx and the sale date was scheduled on xx/xx/xxxx; however, the borrower had filed bankruptcy on xx/xx/xxxx and the case was dismissed on xx/xx/xxxx; however, as per the collection comment xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx. However, the sale was put on hold as the borrower had filed the bankruptcy onxx/xx/xxxx.

Bankruptcy Comments:According to the PACER, the borrowerxx  had filed for bankruptcy under Chapter-xx with the case# xx-xxxxx on xx/xx/xxxx. The POC was filed by the creditor x  on xx/xx/xxxx with the POC amount of xx and the amount of arrearage is $xx,xxx.xx. As per the proposed chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx.xx for the period of xx months. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/xxxx.
Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Sale Publication |---| |----| Comment: Current Foreclosure Status is Awaiting Sale. however, the tape data reflects Sale Publication. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is ARM .However, the tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date isxx/xx/xxxx. However, the tape data reflectsxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000004444444   Tape Value: 3333333333xx333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444. However, the tape data reflects 333333333x33333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444400000000000000000 Tape Value: 333333333333xx3333333333 Variance: Variance %: Comment: Payment history string reversed is 444444444444. However, the tape data reflects 333333333x33333333333333. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "The final Hud-x along with estimated hud-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file"
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure si missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file"
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Florida state. The following required state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7985721	xx	528	Not Applicable	34.575%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$311.32	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is xx
The annual county taxes of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
Review of the payment history as ofxx/xx/xxxx shows borrower is delinquent for xx months and the next due date is x/x/xxxx. The last payment was received date is unavailable; however, as per the tape data the payment was in the amount of $xxx.xx which was applied to xx/x/xxxx. The UPB has been updated as per tape data in the amount of $xx,xx.xx. The current P&I is $xxx.xx.	Collections Comments:The collection comments and available documents review states that the loan is in bankruptcy and the next due date is x/x/xxxx. The last payment was received date is unavailable; however, as per the tape data the payment was in the amount of $xx.xx which was applied to xx/x/xxxx. The UPB has been updated as per tape data in the amount of xxThe current P&I is $xx.xx.
As per comments dated xx/x/xxxx, the reason for default is unemployment.
As per comments datedxx/xx/xxxx, the property is located in the FEMA declared area; however, no damage or repairs related to the subject property has been found.

Foreclosure Comments:As per collection comments review, the foreclosure  was initiated and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on x/x/xxxx. The comment dated xx/x/xxxx states that the judgment was entered on xx/x/xxxx.
According to the document located at "xxxxx_Foreclosure Court Documents(x)" the motion for the final judgment was filed on xx.
As per comments dated xx/x/xxxx, the foreclosure was put on hold due to contested foreclosure; however, the hold was ended on xx/xx/xxxx; however, unable to determine the contested matter and there are no comments reporting that the issue has been resolved.
Thereafter the foreclosure was put on hold due to bankruptcy.
Bankruptcy Comments:As per the PACER records, the borrower Sherry Weed has filed Chapter-xx bankruptcy case#xx-xxxxx on xx/xx/xxxx and the plan was not yet confirmed. As per suggested chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xx.xx for xx months.	The loan modification agreement was made betweenxx on xx. The new modified rate is x.xx % and borrower promises to pay P&I in the amount of $xx.xx beginning xx. The new principal balance is xxThe maturity date is xx. Rate will be changed in x steps as follows,
x) Interest rate effective date: xx, Interest rate: x.xx%, Payment (P&I): $xx.xx Payment Due Date: xx for xx months.
x) Interest rate effective date: xx, Interest rate: x.xx%, Payment (P&I): $xx.xx Payment Due Date: xx for xx months.
Affiliated Business Disclosure Origination Appraisal	Field: Mod Step x Date Loan Value: 4/x/x0x4 Tape Value: 4/x/x0x9 |---| -x8x6 (Days) |----| Comment: As per Modification Agreement. Tape Source: Initial Tape Type:
Field: Mod Step x Rate   Loan Value: 3.875%   Tape Value: 4.375%   Variance: -0.500%   Variance %: -0.50000%   Comment: As per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 4.375%   Tape Value: 0.000%   Variance: 4.375%   Variance %: 4.37500%   Comment: As per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: The loan was modified in two steps.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000444444444MMMx0000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per payment History.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000xMMM4444444440000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per payment History.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per loan application   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The hud shows the purpose of transaction as cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/x/x0x5 Tape Value: 3/x/x054 Variance: -x056x (Days) Variance %: Comment: As per modification agreement. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "There is a lost note affidavit located at "xx" along with the copy of original note."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The compliance risk indicator is moderate as the loan has failed the TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. FAIL
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Result FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx -$x,xxx.xx

This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: ResultFAIL Loan Dataxx.xxx% Comparison Data xx.xxx% Variance -x.xxx%."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52776067	xx	Unavailable	Not Applicable	32.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx
There is one mortgage recorded on xx in the amount of xx in favor oxx
The annual combined taxes for xx have been paid on xx in the amount of xx
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly payments. The last payment received date is not available and the payment was made in the amount of $xxx.xx with interest rate of x.xxx% for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:The subject property is located in New York State and the SOL for this state is x years. Review of latest payment history as ofxx/xx/xxxx shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly payments. The last payment received date is not available and the payment was made in the amount of $xx.xx with interest rate of x.xx% for the due date of xx/x/xxxx. The next due date is xx/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx. Available servicing comments and the documents available in loan file shows that the foreclosure was initiated in a loan and the file was referred to attorney onxx/xx/xxxx. The complaint was filed on xx/xx/xxxx with case# xx-xxxx. The file was placed on hold due to the contested matter for affirmative defenses and hold started from x/x/xxxx. No further information has been found which states that the FC contested/litigated matter has been resolved. As per comment datedxx/xx/xxxx user has placed the file on hold for client document execution and the hold was ended on x/x/xxxx and the judgment data was received onxx/xx/xxxx. The latest comment dated x/x/xxxx states that user has re-projected step MSJ filed date to x/x/xxxx. No further comments have been found regarding foreclosure. The comment datedxx/xx/xxxx states that SOL expires on xx/x/xxxx.

As per comment dated x/x/xxxx the contested matter was identified on x/x/xxxx for affirmative defenses and the litigation action was filed onxx/xx/xxxx. The foreclosure file was put on hold due to the contested matter and hold was started from x/x/xxxx. The latest comment datedxx/xx/xxxx states that file contested case was being managed bxx . No further information have been found which states that the FC contested/litigated matter has been resolved, however currently the loan is in active foreclosure.

As per comment dated x/x/xxxx the mediation hearing was set onxx/xx/xxxx. There was no active loss mitigation on file and borrower would like to be reviewed for a possible workout with Selene Finance.

Update:
As per comment dated x/x/xxxx, borrower’s income is impacted by covid-xx. Further details not provided.
As per comment dated x/x/xxxx, the FC was initiated and final judgment was entered on x/x/xxxx. FC sale was scheduled forxx/xx/xxxx. The FC was put on hold due to bankruptcy filed. The case was dismissed onxx/xx/xxxx and FC was re-initiated. The FC was put on hold due to loss mitigation.
As per comment datedxx/xx/xxxx, the borrower filed bankruptcy under chapter-x onxx/xx/xxxx with the case# xx-xxxx. The case was dismissed onxx/xx/xxxx.
A comment datedxx/xx/xxxx shows that the loan is in active litigation. Further details not provided.

Foreclosure Comments:Available servicing comments and the documents available in loan file shows that the foreclosure was initiated in a loan and the file was referred to attorney onxx/xx/xxxx. The complaint was filed on xx/xx/xxxx with case# xx-xxxx. The file was placed on hold due to the contested matter for affirmative defenses and hold started from x/x/xxxx. No further information has been found which states that the FC contested/litigated matter has been resolved. As per comment datedxx/xx/xxxx user has placed the file on hold for client document execution and the hold was ended on x/x/xxxx and the judgment data was received onxx/xx/xxxx. The latest comment dated x/x/xxxx states that user has re-projected step MSJ filed date to x/x/xxxx. No further comments have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-x Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.x50%   Tape Value: x.000%   Variance: 0.x50%   Variance %: 0.x5000%   Comment: Data from modification   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Data from modification   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 8/x/x0x0   Tape Value: 8/x/x0x9   Variance: 366 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00x4444444444444444443xx   Tape Value: 33333333333333333333333   Variance:    Variance %:    Comment: Data from payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx3444444444444444444x00   Tape Value: 33333333333333333333333   Variance:    Variance %:    Comment: Data from payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Lower rate or term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent Loan Value: 5.000% Tape Value: x.000% Variance: 3.000% Variance %: 3.00000% Comment: Data from note Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is executed by the borrower but some point and fees are hand written."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State and the required disclosures are missing from the loan file as follow.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
New York Real Property Escrow Account Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Service Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77813883	xx	658	Not Applicable	39.865%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$371.70	xx/xx/xxxx	Lower Interest Rate	As per the updated title report dated xx the subject mortgage was originated oxx
There are x civil judgments and x credit card judgment.
The civil judgments are in the favor of xxfor the total amount oxx
xx county taxes are paid in the amount of $xx.xx. No prior delinquency has been found.
The notice of sale wasxx
According to the payment history as of xx the borrower has been delinquent for xx months and the next due is xx. The last payment was received on xx for the amount of $xx.xx(PITI) which was applied to xx.The monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.
Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history as of xx/xx/xxxx the borrower has been delinquent for xx months and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xx.xx(PITI) which was applied to x/x/xxxx.The monthly P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.
The borrowerxx had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx and the current bankruptcy status is petition filed.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was put on hold due to active bankruptcy.
The loan has been modified since the origination.
The reason for default is unable to determine.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was put on hold due to active bankruptcy.
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx and the current bankruptcy status is petition filed. The POC was filed on xx/xx/xxxx the amount of POC is xx and the arrearage amount is xxThe chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xx.xx per month.	The modification agreement was made between the lenderxx on xx, the new principal balance as per mod is xxThe first payment was due on xx and the maturity is on xx. The monthly P&I is $xx.xx with an interest rate of x.xx%. The modification does not contain balloon payment.	Affiliated Business Disclosure	Field: Current Foreclosure Status Loan Value: Referred to Attorney Tape Value: Sale Confirmed |---| |----| Comment: The fc status is referred to an attorney Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: xx/x/x0xx   Variance: -xx (Days)   Variance %:    Comment: The doc date of last mod is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx0000xx   Tape Value: xxxxx   Variance:    Variance %:    Comment: The PH string reversed is xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx0000xxxx   Tape Value: xxxxx   Variance:    Variance %:    Comment: The PH string reversed is xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx xxth Street Court East Tape Value: xx xxTH ST CT E Variance: Variance %: Comment: Verified per note Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements. However, the property inspection report dated 6/x/x0x9 located at “xx)”, does not show any information regarding the manufactured home.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-x is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The final HUD-x shows the settlement date as xx which is different than note date . However, the note date is xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68971551	xx	Unavailable	Not Applicable	40.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx active judgments and liens found against the borrower and the property. xx semi-annually county taxes have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior years.	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent for x months. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx which has been updated as per the tape data.	Collections Comments:According to the review the loan is in bankruptcy and the borrower has been delinquent for the x months. The foreclosure was initiated and it was on hold due to bankruptcy.
The reason for default is unable to be determined from the available collection comments.
As per comments datedxx/xx/xxxx, the property has been owner occupied and the borrower is intent to retain the property.
According to the collection comments, the property condition is unable to be determined and there are no comments reporting regarding the damage or estimated repairs.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Available servicing comments show that foreclosure was initiated in the loan and as per comments datedxx/xx/xxxx the file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx/xx/xxxx. Service completed on dated xx/xx/xxxx. As per servicing comments foreclosure put on hold due bankruptcy filed.
Bankruptcy Comments:According to the PACER, the borrowerxx had filed bankruptcy under chapter-xx with the case#xx-xxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx Bi-monthly beginningxx/xx/xxxx for the period of xx months. The POC was filed onxx/xx/xxxx with the POC amount xx and the amount of arrearage is $x,xxx.xx. The schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xx,xx.xx and the value of collateral that supports this claim is $xx,xxx.xx therefore the unsecured portion is $xx,xx.xx. There is no comment indicating a cram down.	Not Applicable	Credit Report Missing Required Disclosures Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |---| |----| Comment: As per the review current foreclosure status is complaint filed. Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/xxxx   Tape Value: x/x/x008   Variance: -xx (Days)   Variance %:    Comment: As per note document original note date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx0x000000xxx   Tape Value: 3333333333333333333333xx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx3444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx000000x0xx Tape Value: xx3333333333333333333333 Variance: Variance %: Comment: The Payment reflects the Payment History String as 4444444443xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx. The ComplianceEase risk indicator is "Moderate" due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA Finance Charge Test: Loan data is $xx,xxx.xx Comparison data is $xx,xxx.xx and Variance is -xxx.xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosures is missing form loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NM state so the required state disclosure "Freedom to Choose InsuranceCompany and InsuranceProfessional" is missing from the loan files."
* Property is Mobile Home (Lvl x)     "The subject property is manufactured at home. According to the appraisal report dated the manufactured house is attached to the permanent foundation and the towing hitch, wheels, axles have been removed. The mortgage is also having the manufactured home rider and the updated title report is showing the VIN# CAVNMBxxxxxxX, CAVNMBxxxxxxU along with this there is manufactured home affidavit of affixation located at “xx”."
																									* Settlement date is different from note date (Lvl x) "The settlement date as per HUD-x is xx/xx/xxxx, which is different from the note date of xx/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41804704	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was rxx
No active judgments or liens have been found pending.
Property Tax Status;
x) x installment combined taxes for the year of xx has been paid in the amount of xx on xx.
x) x installment combined taxes for the year of xx is due on xx for the amount oxx
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx.xx for the due date of xx. The unpaid principal balance according to payment history tape data is in the amount of xxThe current interest rate is x.xx% with P&I in the amount of $xx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not maxxregular payments. The loan payments are currently x months delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xx.xx.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Available notice of lis pendens with case#xx-CH-xx located atxx  shows that the foreclosure complaint was filed on xx/xx/xxxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower. No sale date or other information regarding foreclosure activity is available in the collection comments.
The borrowerxx  had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. The plan was confirmed in xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. Available notice of lis pendens with case#xx-CH-xx located at (Ln#xxxxx Page#xx) shows that the foreclosure complaint was filed on xx/xx/xxxx; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx. No sale date or other information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:The borrowerxx  had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. The plan was confirmed in xx/xx/xxxx.
The POC was filed on xx/xx/xxxx in the claim amount of $xx,xxx.xx with arrearage in the amount of $xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Corporate Advances: Recoverable per Payment History Loan Value: $xx.xx Tape Value: $-xx.xx |---| $xx.xx |----| -x00.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Tenant   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $xx.xx   Tape Value: $-xx.xx   Variance: $xx.xx   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.xx0%   Tape Value: x.000%   Variance: x.xx0%   Variance %: x.xx000%   Comment: As per ARM min rate at first adjustment is x.xx0% however tape data shows x.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value:xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: xx (Days)   Variance %:    Comment: As per ARM nest rate change date is xx/xx/xxxx however tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x0/x/x00x   Tape Value: xx/xx/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Note doc date is xx/xx/xxxx however tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx000000x000000000000000   Tape Value: xxxx   Variance:    Variance %:    Comment: As per payment history payment string is xxx however tape data shows xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000x000000xx   Tape Value: xxxx   Variance:    Variance %:    Comment: As per payment history payment string is xxx however tape data shows xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx    Tape Value: xx   Variance:    Variance %:    Comment: Same.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: x.xx0%   Tape Value: x.000%   Variance: 0.xx0%   Variance %: 0.xx000%   Comment: As per ARM rate adjustment initial cap percent is x.xx0% however tape data shows x.000%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/xxxx   Tape Value: x0/x/x0xx   Variance: xx (Days)   Variance %:    Comment: As per Note stated maturity date is xx/xx/xxxx however tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Frequency Loan Value: x Months Tape Value: xx Months Variance: Variance %: Comment: As per ARM subsequent rate adjustment months is x months however tape data shows xx Months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to calculate operative index value from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31213492	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$6,726.13	6.010%	$677.00	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx
There is one junior mortgage against the subject mortgage in the favor of xx
There is one junior civil judgment against the borrower xx
There is one junior civil judgment against the borrower xx
There is one junior civil judgment against the borrower xx
There is one junior Hospital medical lien against the borrower xx
There is one state tax lien against the borrower xx
First and second installment taxes for the year of xx have been paid total in the amount ofxx .xx respectively which was due on xx and xx respectively.
No, any prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. Unable to determine the last payment date from the available payment history; however, the borrower had made the last payment in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/xxxx. Unable to determine the last payment date from the available payment history; however, the borrower had made the last payment in the amount of $xx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation. The borrower’s daughter lives in the property. She wants to retain her property.
The borrower’s daughter was requested for the repayment plan. The servicer was offered her repayment plan with the down payment of $xx,xxx.xx; however, the servicer did not receive the down payment. The first payment would be due on xx/xx/xxxx. The repayment plan was denied due to the borrower was failed to make the payment.
As per the property inspection report dated xx/xx/xxxx which located at “xx”, the subject property has been occupied by the unknown and is in good condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the document at "xxxxx - MG - BKFS Invoice - FORECLOSURE - FC SERVICES - xxxxx_xxxxx.pdf", the foreclosure was initiated in xxxx. The file was referred to an attorney and complaint was filed on same date xx/xx/xxxx. The foreclosure final judgment was entered with the case#C-xx-CV-xx-xxxxx on xx/xx/xxxx; however, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case# xx-xx onxx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter xx with the case# xx-xx onxx/xx/xxxx. The current bankruptcy status is petition filed. Last time bankruptcy was filed on xx/xx/xxxx.

..

The Adjustment Terms of Agreement was made on xx between the borrower xx and the lender "xx ". The borrower promises to make a monthly payment of $xx.xx with the rate of interest x.xx%, beginning from xx till the maturity date of xx. The new principal balance stated in the Modification is in the amount of xx. The lender has deferred the principal in the amount of xx. Hence, the interest-bearing amount is xx.
Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under chapter x3 with the case# x9-x9xx onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Judgment Entered   Tape Value: Referred to Attorney   Variance:    Variance %:    Comment: The foreclosure judgment was entered. Hence, current foreclosure status is judgment entered.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx4308.45   Tape Value: $xx4308.00   Variance: $0.45   Variance %: 0.00036%   Comment: The original principal balance per note is xx4,308.45.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMMMMMMMMMMMMMM   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 44444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMxx   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: The purpose of transaction per HUD-x is Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: The Application reflects the Purpose of Refinance.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx/xx/xxxx Tape Value: 7/7/x0x6 Variance: 887 (Days) Variance %: Comment: The foreclosure was referred on xx/xx/xxxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final application/xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4098049	xx	Unavailable	Not Applicable	59.527%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	11.800%	$175.36	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx
There are x civil judgments against the name of borrower in the total amount of xx in favor of State of xx
The annual combined taxes for xx are due on xx in the total amount of $xx.xx.
No prior year delinquent taxes have been found.

Review of latest payment history shows that the loan is in delinquency for xx months and borrower is not maxxhis monthly payments. The last payment was received on xx in the amount of $xx.xx with interest rate of xx.xx% for the due date of xx. The next due date is xx. The latest payment history reflects the UPB in the amount of xx

Collections Comments:The borrower filed bankruptcy onxx/xx/xxxx under chapter xx with case#xx-xxxx. As per deadline document the POC bar date isxx/xx/xxxx.

According to the servicing comments and documents the foreclosure was initiated in the loan. The file was referred to attorney onxx/xx/xxxx and the complaint was filed on xx/xx/xxxx with case#xx-P-xx. As per document available with updated title report the judgment was entered onxx/xx/xxxx. The file was placed on hold due to the bankruptcy filed by borrower onxx/xx/xxxx. No further details have been found.

The loan is in delinquency for xx months and borrower is not maxxhis monthly payments. The last payment was received onxx/xx/xxxx in the amount of $xx.xx with interest rate of xx.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of xx

According to the updated title report datedxx/xx/xxxx the legal description is inconsistent from vesting deed to mortgage. The legal on vesting deed recorded on xx reflects “Lot No. xx of xx ’; however, the legal on subject mortgage recorded onxx/xx/xxxx reflects “Lot Numbers xx, xx and xx”. Also the legal mentioned with mortgage shows reference of the deed dated x/x/xxxx (Bk#xx and Pg#xx) but the updated title report does not have any vesting deed dated x/x/xxxx.

Foreclosure Comments:According to the servicing comments and documents the foreclosure was initiated in the loan. The file was referred to attorney onxx/xx/xxxx and the complaint was filed on xx/xx/xxxx with case#xx-P-xx. As per document available with updated title report the judgment was entered onxx/xx/xxxx. The file was placed on hold due to the bankruptcy filed by borrower onxx/xx/xxxx. No further details have been found.
Bankruptcy Comments:The borrower filed bankruptcy onxx/xx/xxxx under chapter xx with case#xx-xxxx. As per deadline document the POC bar date isxx/xx/xxxx.	The Loan Modification agreement was made on an effective date of xx between xx ” (borrower) and “xx . The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of xx.xx%. The first payment had begun from xx and ends with the maturity date of xx. The new principal balance is xx from which xx is hereby permanently forgiven which exceeds x% of the modification amount. The new principal balance less the principal forgiveness shall be referred to as the interest bearing principal balance in the amount of xx.
Affiliated Business Disclosure Credit Report Legal Description Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: BK was filed onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Judgment Entered   Tape Value: Sale Publication   Variance:    Variance %:    Comment: Updated per servicing comments   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0x00000000000000000x000x   Tape Value: xxxxx00x   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x000x00000000000000000x0   Tape Value: x00xxxxx   Variance:    Variance %:    Comment: Updated per payment history   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: RDx BOX xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated per Note/Appraisal   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Updated per loan application   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: as per final HUd-x purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Updated per appraisal Tape Source: Initial Tape Type:	4: Unacceptable	* Legal Description missing (Lvl 4) "According to the updated title report datedxx/xx/xxxx the legal description is inconsistent from vesting deed to mortgage. The legal on vesting deed recorded onxx/xx/xxxx reflects “Lot Noxx ’; however, the legal on subject mortgage recorded onxx/xx/xxxx reflects “Lot Numbers 97, 9x and 99”. Also the legal mentioned with mortgage shows reference of the deed dated 3/x/x005 (xx) but the updated title report does not have any vesting deed dated 3/x/x005."
* Property is Manufactured Housing (Lvl 4) "As per the appraisal report, the subject property is “Manufactured Home” and the appraisal report state that the manufactured home is attached to the permanent foundation system and it is permanently connected to a septic tank or sewage system and other utilities. The legal description of the subject mortgage does not reflect any VIN number and the title policy does not show ALTA 7 endorsement. Also the manufactured home Affidavit of Affixation is not available in the loan file. The latest BPO report is not available and latest tax report does not reflect the property type hence unable to verify that the manufactured home suffixed to the permanent foundation or not."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as this loan failed Late Fees Test.
Late Fees Test: FAIL loan data: x.xx% comparison data: x.xx% variance: +x.xx%."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in WV State and the required disclosures are missing from the loan file as follow.
WV Collateral Protection Insurance Notice x
Co-Signer Notice
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45812346	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$674.40	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is fromxx
There is an active civil judgment against the borrower xx
Annual combined taxes for the year of xx have been paid on xx in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active foreclosure and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $xx.xx which was applied for xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
The servicer was offered the trial payment plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx with the monthly trial payment of xx. The borrower was made all trial payments. The borrower was qualified for the loan modification with new UPB xx. The first payment of the modification was xx/xx/xxxx and the maturity date was xx/xx/xxxx. The modified rate of interest was x.xxx; however, the borrower was failed to return the final mod agreement.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. The notice of lis pendecy was filed by the creditor x with the foreclsoure case#xxx-xx on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:Not Applicable
The step modification agreement was made on xx between the borrower “xx  and lender xx . The new principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $xx.xx beginning from xx and the maturity is dated xx.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan amort type is fixed , tape shows Step.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 3/x/x0xx   Tape Value: x/x/x0x6   Variance: -x798 (Days)   Variance %:    Comment: As per the modification, the MOD step x date is 4/x/x0x7, tape shows 4/x/x0x0.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.000%   Tape Value: 3.000%   Variance: -x.000%   Variance %: -x.00000%   Comment: As per the modification, the MOD step 3 rate is 3.00%, tape shows 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 3/x/x0x6   Tape Value: x/x/x0x7   Variance: -337 (Days)   Variance %:    Comment: As per the modification, the MOD step x date is 4/x/x0x7, tape shows 4/x/x0x0.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -x.000%   Variance %: -x.00000%   Comment: As per the modification, the MOD step 3 rate is 3.00%, tape shows 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 3/x/x0x7   Tape Value: x/x/x0x8   Variance: -337 (Days)   Variance %:    Comment: As per the modification, the MOD step x date is 4/x/x0x7, tape shows 4/x/x0x0.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.750%   Variance: -0.750%   Variance %: -0.75000%   Comment: As per the mod, the MOD step 3 rate is 4.750%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 4.750%   Tape Value: 0.000%   Variance: 4.750%   Variance %: 4.75000%   Comment: As per the modification, the MOD step 3 rate is 3.00%, tape shows 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000004444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per the payment history, payment history string is 44444444444444, tape shows 3333333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444400000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: As per the payment history, the Payment history string reversed is 44444444444444, tape shows 3333333333333333.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The purpose of transaction per hud is Cash-out. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file; however, all values are updated from transmittal summary which located at "xxxxxxxxx - MG - Originations - UNDERWRITING APPROVAL - - xxxxxx_xxxxxxxx"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow disclosure is missing from loan files."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at New York state. The required State disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Co-Signer Notice Requirements
x.Default Warning Notice
x.New York Real Property Escrow Account Disclosure
x.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16528775	xx	542	Not Applicable	37.793%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$473.73	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx
There is a junior mortgage in the favor of United States of xx
There are two Hospital,xx
First in the favor oxx
Second in the favor of xx
There are also two state tax liens against borrower xx
Second in the amount oxx which wasxx
The annual county taxes for the year xx have been paid in the amount of xx
No delinquent taxes have been found.
Review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

Review of payment history as ofxx/xx/xxxx, the borrower has been delinquent for xx months and the next due date for the payment is x/x/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx.xx, which was applied for x/x/xxxx. The current UPB reflected in the payment history is $xxx,xx.xx.

Reason for default is curtailment of income.

According to the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per foreclosure invoice, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/x/xxxx. The complaint was filed on xx/xx/xxxx. However, it was put on hold due as the borrower had filed the bankruptcy under Chapter xx on x/x/xxxx.
Bankruptcy Comments:As per PACER report, the borrower xx r had filed the bankruptcy under Chapter xx with the case#xx-xxxxx on x/x/xxxx. The POC was filed onxx/xx/xxxx with the secured claim amount of $xxx,xx.xx and the amount of arrearage was xx. As per Chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. The date of the last filing of bankruptcy wasxx/xx/xxxx.	This modification agreement was made between the borrower xx on xx.
According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xx.xx with the interest rate of x.xx % beginning from xx. The new maturity date is xx. The interest bearing is in the amount of xx. There is no deferred balance. There is a principal forgiven in the amount of xx.
The prior modification were done on xx and xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER report, the borrower had filed bankruptcy. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000043xx   Tape Value: 33333333333xx0333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx3400000000000000000000   Tape Value: 333333333xx33333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The Application reflects the Purpose of Refinance asDebt Consolidation.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: The Purpose of Transaction according to the HUD is Refinance.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: x0/6/x0x8 Tape Value:xx/xx/xxxx Variance: xx (Days) Variance %: Comment: As per the loan files, the referral date is x0/6/x0x8. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Wisconsin State. The following required state disclosures are missing from the loan file:
x. Explanation of Personal Obligation.
x. Marital Property Act Disclosure.
x. Pre-Application Fee Disclosure.
x. Choice of Insurance Disclosure.
x. Escrow Disclosure.
x. Co-Signer Notice.
x. Tattle Tale Notice under the Marital Property Act."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51215983	xx	693	Not Applicable	54.377%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.125%	$1,441.99	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active judgments or liens found.
First to third combined installment taxes for the year of xx-xx have been due in the amount of xx
No, any prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is delinquent from xx months and next due date is xx. The last payment received date is unable to be determined. The tape data shows the P&I is $xx.xx and interest rate is x.xx%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the loan is active in the foreclosure and next due date is xx/x/xxxx. The last payment received date is unable to be determined. The tape data shows the P&I is $xx.xx and interest rate is x.xx%. The new UPB is reflected in the amount of $xx,xx.xx.
The foreclosure was initiated in xxxx and the file was referred to an attorney onxx/xx/xxxx ("xxxxxxx - MG - BKFS Invoice - FORECLOSURE - FC SERVICES - JUDICIAL - xxxxx_xx"). The complaint was filed on xx/xx/xxxx with the case# F-xxx-xx. As per the comment datedxx/xx/xxxx, the litigation matter was found. The comment datedxx/xx/xxxx shows the litigation matter has been resolved. The comment dated xx/xx/xxxx shows the litigation was hold due to the borrower had filed motion to dismiss. The comment datedxx/xx/xxxx shows the judge decision received withinxx/xx/xxxx. The latest comment dated xx/xx/xxxx shows the next step to resolve the litigation matter.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated inxxxx and the file was referred to an attorney onxx/xx/xxxx ("xxxxxxx - MG - BKFS Invoice - FORECLOSURE - FC SERVICES - JUDICIAL - xxxxx_xx"). The complaint was filed on xx/xx/xxxx with the case# F-xxx-xx. As per the comment datedxx/xx/xxxx, the litigation matter was found. The comment datedxx/xx/xxxx shows the litigation matter has been resolved. The comment dated xx/xx/xxxx shows the litigation was hold due to the borrower had filed motion to dismiss. The comment datedxx/xx/xxxx shows the judge decision received withinxx/xx/xxxx. The latest comment dated xx/xx/xxxx shows the next step to resolve the litigation matter.
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx ". As per the modified terms, the new principal balance is xx. The borrower has promised to pay for trustee in the amount of $xx.xx with an interest rate of x.xx% begining on xx till maturity date of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No |---| |----| Comment: Mod loccated on file Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: The payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xxD   Variance:    Variance %:    Comment: verified per note   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: verified per application   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx/xx/xxxx Tape Value:xx/xx/xxxx Variance: x00 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
 loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.
TILA Finance Charge Test: loan data :xx, Comparison data : xx, Variance : -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: loan data :xx, Comparison data : xx, Variance : -$xx.xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx.xx or §xx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90544135	xx	658	Not Applicable	49.865%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$820.89	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated onxx
The chain of assignment has been completed, the latest assignee from xx
The junior mortgage originated on xx with the lender xx
There are x ECB Liens against the subject property in favor of xx
There are x civil judgments against the borrower xx
There is civil judgment active in the favor of xx
The Bxx First, second, third and fourth installment taxes for the year xx have due in the total amount of $ xx.xx.
No prior year delinquent taxes have been found.	As per the payment history dated onxx/xx/xxxx reflects that the borrower is delinquent for xx months. Unable to determine the last payment was received date and the payment was received in the amount of $xxx.xx which was applied for x/x/xxxx. The next due date is x/x/xxxx. Current interest rate is x.xxx%. Unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Commentsxx/xx/xxxx - Foreclosure Review - Answer Period Expired On xxOrder Of Reference Sent step due xx per firm: Order of Reference pending building of exhibits to complete drafting prior to attorney review of same. Once reviewed Order to be filed for Court ruling. Next update in xx daysLMS: no activityNo active isssues in LPSNo reprojections

Foreclosure Comments:The foreclosure activity was initiated. As per the comment dated x/x/xxxx the foreclosure was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xxxx. The lis pendence is located at (Ln#xxxxx Pg#xx). As per the comment dated xx/xx/xxxx the foreclosure was put on hold due to missing documents.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between (borrower) xx and lenderxx . According to the modification agreement, the new principal balance is in the amount of xx. Interest bearing amount is xx.The first payment begins on xx with modified interest rate x.xx % and P&I is $xx.xx. No principal is forgiven. .	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Corporate Advances: Recoverable per Payment History Loan Value:xx Tape Value: $-5577.50 |---| $xx55.00 |----| -x00.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x6535.53   Tape Value: $-x6535.53   Variance: $3307x.06   Variance %: -x00.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $x57000.00   Tape Value: $x56567.00   Variance: $433.00   Variance %: 0.x7655%   Comment: Original balance is $x57,000   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx00044444444443xxMMMMM   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMxx34444444444000xx Tape Value: 333333333333333333333333 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: Result: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$x,xxx.xx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$x,xxx.xx

TILA Right of Rescission Test: Result: FAIL
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$x,xxx.xx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$x,xxx.xx

TILA Right of Rescission Test: Result: FAIL"
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State. The following state disclosures are missing in the loan files.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure,
NY Hazard Insurance Disclosure
Tax Escrow Account Designation,
Mortgage Bankers and Exempt Organizations Pre-application
Part xx Disclosure,
Alternative Mortgage Transaction Disclosures,
Co-Signer Notice Requirements,
Default Warning Notice,
Smoke Alarm Affidavit,
New York Real Property Escrow Account Disclosure,
Subprime Home Loan Counseling Disclosure,
Subprime Home Loan Tax and Insurance Payment Disclosure,
Subprime Home Loan Disclosure,
Commitment Disclosure,
Lock-in Disclosure,
Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55994464	xx	Unavailable	Not Applicable	23.585%	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$297.64	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated onxx
The chain of assignment has been completed. Currently, the assignment is with xx
There are x civil judgment against the borrower, first in the favor of x, x. for the amount of $xx  which was recorded on xx second in the favor of xx annual taxes of the year xx are $x.xx. Tax cert or redemption cert is required.
According to latest payment history as of xx, the borrower is currently delinquent for x month and the next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:The loan is currently in the collection process.
Review of loan file and servicing comment shows that the borrower is currently delinquent for x month and the next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xx.xx which was applied for the due date of x/x/xxxx. The unpaid principal balance is reflected in the amount of xx.
According to document located at “xx”, the foreclosure was initiated and was referred to an attorney onxx/xx/xxxx and complaint was filed onxx/xx/xxxx. According to comment dated xx/x/xxxx, the foreclosure was put on hold due to loss mitigation and the comment datedxx/xx/xxxx states that the foreclosure hold was removed. According to comment datedxx/xx/xxxx, the foreclosure was again put on hold due to court delay. According to comment dated x/x/xxxx, the foreclosure was put on hold for loss mitigation and comment dated xx/xx/xxxx states that the foreclosure dismissal.
The borrower xx  had filed bankruptcy under chapter x with the case# xx-xxxx onxx/xx/xxxx. No POC was filed under BK. Later, the debtor was discharged on x/x/xxxx and terminated on x/x/xxxx.
Servicing comment datedxx/xx/xxxx states that the borrower wants to keep the property.
Servicing comment datedxx/xx/xxxx states that the reason for default is loss of income.
The property is owner occupied.
No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to document located at “xxxxxxx - MG - BKFS Invoice - xx ”, the foreclosure was initiated and was referred to an attorney onxx/xx/xxxx and complaint was filed onxx/xx/xxxx. According to comment dated xx/x/xxxx, the foreclosure was put on hold due to loss mitigation and the comment datedxx/xx/xxxx states that the foreclosure hold was removed. According to comment datedxx/xx/xxxx, the foreclosure was again put on hold due to court delay. According to comment dated x/x/xxxx, the foreclosure was put on hold for loss mitigation and comment dated xx/xx/xxxx states that the foreclosure dismissal.
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter x with the case# xx-xxxx onxx/xx/xxxx. No POC was filed under BK. Later, the debtor was discharged on x/x/xxxx and terminated on x/x/xxxx.	The loan has been modified twice since origination. The borrower has been maxxpayment as per the modification agreement which was made on xx between the borrower "xx and lender xx . As per the modified terms, the new principal balance is xxThe borrower had promised to pay the P&I in the amount of $xx.xx with the interest rate of x.xx% beginning on xx till maturity date of xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the comment dated xx/xx/xxxx the property is Not Currently in Foreclosure. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x0/x/x0xx   Tape Value:xx/xx/xxxx   Variance: x0 (Days)   Variance %:    Comment: The Document Date of the Last Modification is x0/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/x/x00x   Tape Value:xx/xx/xxxx   Variance: -x (Days)   Variance %:    Comment: The Original Note reflects the Doc Date as x/x/x00x.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx0000000   Tape Value: xx00000xxxx   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as xx0000MMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000xxxx   Tape Value: xxxx0000xx   Variance:    Variance %:    Comment: The Payment History String reversed is MMMM0000xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: x xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Home improvement Variance: Variance %: Comment: The Application reflects the Purpose of Refinance as Lower rate or term. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test.
Loan data xx, Comparison data xx hence the variance is -$xx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65096790	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$1,578.57	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated xx
No active liens or judgments have been found against the borrower and the property.xx
First and second installment combined taxes of xx have been due in the amount of xx . No prior year delinquent taxes have been found.
According to latest payment history as ofxx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/x/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of xx which was applied for the due date of xx/x/xxxx. The unpaid principal balance is reflected in the amount of xx.
The loan was modified once since origination.
According to to the document located at “xx”, the foreclosure was initiated and was referred to an attorney onxx/xx/xxxx. According to comment datedxx/xx/xxxx, the foreclosure was put on hold due to MA- Attorney general and the comment dated xx/xx/xxxx states that the foreclosure hold removed. According to comment datedxx/xx/xxxx, the foreclosure was put on hold due to the loan is active on loss mitigation workout.
According to comment dated x/x/xxxx, the reason for default is the death of the borrower. The borrower was deceased and the date of death as xx/xx/xxxx.
According to comment dated x/x/xxxx, the borrower intends to keep the property.
As per comments datedxx/xx/xxxx, the son of the borrower stated that he is not happy with the previous servicer and do not know about how his parents got the loan; he stated that he will send the dispute to the escalations department.
No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to document located at “xx - MG - x Invoice - FORECLOSURE - FC SERVICES - JUDICIAL - xxxxx_xx”, the foreclosure was initiated and was referred to an attorney onxx/xx/xxxx. According to comment datedxx/xx/xxxx, the foreclosure was put on hold due to MA- Attorney general and the comment dated xx/xx/xxxx states that the foreclosure hold removed. According to comment datedxx/xx/xxxx, the foreclosure was put on hold due to loan is active on loss mitigation workout.
Bankruptcy Comments:Not Applicable	The loan was modified once since origination. The borrower has been maxxthe payment as per the modification agreement which was made on xx between the borrower xx and lender xx ”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in steps, first in the amount of xx with the interest rate of x.xx% beginning on xx and second in the amount of xx with the interest rate of x.xx% beginning on xx and third in the amount of xx with the interest rate of x.xx% beginning on xx till maturity date of xx. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: $x76x.34 Tape Value: $-x76x.34 |---| $35xx.68 |----| -x00.00000% Comment: Corporate advance recoverable per payment history as $x,76x.34. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x3758.x6   Tape Value: $-x3758.x6   Variance: $x75x6.3x   Variance %: -x00.00000%   Comment: Escraw advance balance per payment history as $x3,758.x6.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/x/x0x5   Tape Value: x0/x/x0x8   Variance: -x065 (Days)   Variance %:    Comment: As per the modification, the mod step x date as xx/x/x0x5.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.500%   Tape Value: 3.500%   Variance: -x.000%   Variance %: -x.00000%   Comment: As per the modification, the mod step x is x.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/x/x0x8   Tape Value: x0/x/x0x0   Variance: -700 (Days)   Variance %:    Comment: As per the modification, the mod step x date as xx/x/x0x8.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: 3.500%   Tape Value: 4.000%   Variance: -0.500%   Variance %: -0.50000%   Comment: As per the modification, the mod step x is 3.50%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 0.000%   Variance: 4.000%   Variance %: 4.00000%   Comment: As per the modification, the mod step 3 is 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/8/x003   Tape Value: xx/xx/xxxx   Variance: -6 (Days)   Variance %:    Comment: As per the note, the note date as xx/8/x003.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333xx00   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 00xx333333333333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: The Purpose of Transaction according to the HUD is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: The Application reflects the Purpose as refinance. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52692303	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	4.000%	$293.93	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated oxx
The chain of assignment is completed as the current assignee is xx
Annual county taxes for the year of xx have been paid in the amount ofxx
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xxx.xx which was applied to the due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment states that the borrower has been delinquent for more than xxx days. The last payment was received in the amount of $xx.xx which was applied to the due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xx.xx.
Foreclosure has been initiated on the loan with case # xx-CV-xxxxx in the year xxxx. As per servicer tape the file was referred to attorney on xx/xx/xxxx. No information about FC sale has been given. Later as per recent comment dated xx/xx/xxxx the FC process was placed on hold due to BK. The borrower had filed BK under chapter xx with case# xx-xxxx on x/x/xxxx. Later the case was dismissedxx/xx/xxxx.
No evidence of damage or repair has been found.

Foreclosure Comments:Foreclosure has been initiated on the loan with case # xx-CV-xxxxx in the year xxxx. As per servicer tape the file was referred to attorney on xx/xx/xxxx. No information about FC sale has been given. Later as per recent comment dated xx/xx/xxxx the FC process was placed on hold due to BK. The borrower had filed BK under chapter xx with case# xx-xxxx on x/x/xxxx. Later the case was dismissedxx/xx/xxxx.
Bankruptcy Comments:The borrower had filed BK under chapter xx with case# xx-xxxx on x/x/xxxx and the plan was confirmed on xx/xx/xxxx. Under amended chapter-xx plan, debtor was supposed to pay the trustee $xxx.xx per month for xx months. The POC was filed onxx/xx/xxxx, the POC amount is xx and total arrearage amount is $xx,xx.xx. According to the Chapter xx Trustee's Certification document datedxx/xx/xxxx the debtor has paid partial claim in the amount of xx to xx ". Later the case was dismissedxx/xx/xxxx.	Loan Modification agreement was made between borrower and lender on effective from xx.
The borrower had given promise to pay the new UPB of xx with interest rate of x.xx% and P&I of $xx.xx with fixed amortized type. First payment date was xx and ends with the maturity date of xx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Status Loan Value: Referred to Attorney Tape Value: Sale Confirmed |---| |----| Comment: No information about sale has been found. Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $3679.65   Tape Value: $-3679.65   Variance: $7359.30   Variance %: -x00.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000x00x0004   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: string is 44444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4000x00x0000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: string is 44444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file. And estimated HUD-x/Fee itemization/GFE is also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in OH State. The following state disclosures are missing from the loan file:
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4055138	xx	647	Not Applicable	43.740%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	6.000%	$2,356.30	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated oxx
Active mortgages, liens, and judgments are as follows:
There is an unreleased senior mortgage against the subject property in the favor of xx
There are x junior mortgages against the subject property. First mortgage was originated oxx
There is an active judgment in the favor of xx
x and x installments of County taxes for the year xx/xx have been paid on xx and xx in the amounts ofxx
No prior year delinquent taxes have been found.
As per the review of payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date for payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx which was applied for due date x/x/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the servicing comment as ofxx/xx/xxxx, the current loan status is Performing. As per the payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date for payment is x/x/xxxx. The current P&I is in the amount of $x,xx.xx and current PITI is in the amount of xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/x/xxxx between the borrowerxx
The reason for default, subject property occupancy and intention for the borrower has not been mentioned in collection comments. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx. The Notice of Default was recorded onxx/xx/xxxx. No other details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx . The new modified principal balance as per modification is in the amount of xx. The borrower promises to pay P&I in the amount of xx with an interest rate of x.xx% begining from xx. The maturity date as per modification is xx.	Affiliated Business Disclosure
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: x40 Tape Value: 360 |---| -xx0 |----| -33.33333% Comment: The amortized term months are calculated as x40. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - One Year WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan LTV at origination was 80% and the Lender did not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 8/x/x0x7   Tape Value:xx/xx/xxxx   Variance: 4x8x8 (Days)   Variance %:    Comment: Interest Only Expiration Date is 8/x/x0x7.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Fixed. The Original Note Amortization type was ARM.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.500%   Tape Value: 5.000%   Variance: 7.500%   Variance %: 7.50000%   Comment: The Note reflects Max Rate at First Adjustment as xx.500%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $30x9.03   Tape Value: $x350.00   Variance: $679.03   Variance %: x8.89489%   Comment: The Note reflects the Original Stated P&I is not available.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x0/x/x058 Tape Value: 8/x/x037 Variance: 773x (Days) Variance %: Comment: The Modification reflects Stated Maturity Date as x0/x/x058. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
APR Test: Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final Truth in Lending Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the California state. The following state disclosures are missing from the loan file:

x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer Recommendation Disclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The settlement date as per HUD-x is x/x/xxxx, which is later than Note datexx/xx/xxxx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1708008	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$15,322.33	5.000%	$1,073.64	xx/xx/xxxx	Change of Terms	Review of updated title report dated xx shows the subject mortgage was originated onxx
Active judgments and liens found pending are as follows:
There are two HOA liens open against the subject property in the total amount of $xx.xx held by xx
There is one open against the subject property in the amount of $xx.xx held byxx and recordedxx
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan Modification Agreement consists of principle forgiven. As per MOD dated xx, the new modified principle balance is in the amount of xx. It has been provided that the xx% forgiven of the differed amount of xx,xx.xx after xx consecutive monthly payments. The borrower successfully completed PRA plan. According to the latest payment history as of xx Current deferred balance of $x.xx. It seems that the differed amount has been forgiven xx%.	Credit Application Credit Report Final Truth in Lending Discl. Mortgage Insurance Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx53xx.33   Tape Value: $x00000.00   Variance: $x53xx.33   Variance %: 7.66xx6%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/x/x046   Tape Value: 3/x/x039   Variance: x80x (Days)   Variance %:    Comment: Subject property was modified, with and maturity date changed from 3/x/x039 to xx/x/x046   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is fail. Loan data is x.xxx% and comparison data is x.xxx%. Hence the variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL Missing or Not Executed"
* MI, FHA or MIC missing and required (Lvl x)     "The loan is FHA and FHA certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
																									* Missing credit report (Lvl x) "Credit report doc is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16933325	xx	Unavailable	Not Applicable	25.272%	First	Unavailable	Not Applicable	Unavailable	xx	xx	$127,051.89	5.000%	$2,410.98	xx/xx/xxxx	Lower Interest Rate	As per the updated title report dated xx the subject mortgage was originated onxx There is junior mortgage originated oxx	According to the payment history as of xx the last payment was received on xx for the amount of $xx.xx which was applied to xx.The monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx the last payment was received on xx/xx/xxxx for the amount of $xxx.xx which was applied to x/x/xxxx.The monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the lenderxx on xx, the new principal balance as per mod is xx. The first payment was due on xx and the maturity is xx.The modified P&I is $xx.xx with an interest rate of x.xx%. The deferred principal balance is xx. The borrower can have xx of deferred balance waived each year for the first x years if the borrower makes the payments timely.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: x/x/x0xx Tape Value:xx/xx/xxxx |---| -xx (Days) |----| Comment: The doc date os last mod is x/x/x0xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx0xx.xx   Tape Value: $x00000.00   Variance: $xx0xx.xx   Variance %: xx.xx0xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xxrd Street   Tape Value: xx xxRD ST   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Apllication data was used   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: No evidence of cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x0/x/x0xx Tape Value: x/x/x0xx Variance: xx (Days) Variance %: Comment: Original note data was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer documents is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32381094	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx, shows that the subject mortgage was xx
The chain of the assignment has been completed. The latest assignment is with xx
No active judgments or liens have been found.
Annual installment of county jurisdiction tax of xx has been paid in the amount ofxx
No prior year delinquent taxes have been found.	According to the review of payment history as of x/x/xxxx, the borrower is current with the loan. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.
Collections Comments:As per the review of the servicing comments, the current status of the loan is in the performing and the borrower is current with the loan. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the amount of $xx,xxx.xx.
The reason for default has not been mentioned in the latest collection comments.
As per the comment datedxx/xx/xxxx, the loan has been modified with P&I of $xx.xx with the interest rate of x.xx%. The maturity is xx/x/xxxx.
No comments have been found regarding the foreclosure proceedings on the subject property in the servicing comments.
The borrowerxx had filed bankruptcy under chapter xx with the case # xx-xxxx onxx/xx/xxxx and the plan confirmed onxx/xx/xxxx. The case was standardly discharged onxx/xx/xxxx and the case got terminated onxx/xx/xxxx.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case # xx-xxxx onxx/xx/xxxx and the plan confirmed onxx/xx/xxxx. As per the amended chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. The POC was filed onxx/xx/xxxx with the claim amount of xx and the arrearage is $x.xx. The case was standardly discharged onxx/xx/xxxx and the case got terminated onxx/xx/xxxx.	This is a conventional fixed-rate mortgage with P&I of xx with the rate of interest xx.xx% and the maturity is xx. The P&I as per payment history is the $xx.xx and rate of interest is x.xx% however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per the comment dated xx, the loan has been modified with P&I of $xx.xx with the interest rate of x.xx%. The maturity is xx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrowerxx filed bankruptcy under chapter x3 with the case # x4-4063x onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x458.66   Variance:    Variance %:    Comment: Modification is missing.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification is missing.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification is missing.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value:xx/xx/xxxx Variance: Variance %: Comment: Modification is missing. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xxxx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
x. Disclosure of Additional Fees."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65169901	xx	666	Not Applicable	46.880%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$1,014.22	xx/xx/xxxx	Lower Interest Rate	Review of updated title report dated xx shows the subject mortgage was originated xx
Active judgments and liens found pending are as follows:
There are two active civil judgments against borrower which is in the total amount of xx
Annual county taxes for the year of xx have been paid in the amount of $x.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy. According to the PACER report, the debtorxx had filed the bankruptcy under the chapter xxth case# xx-xxx on xx/xx/xxxx and the plan was confirmed onxx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx.xx for xx months. The POC was filed onxx/xx/xxxx. The POC amount is xx and total arrearage amount is $xx,xxx.xx.
Review of the payment history available from x/x/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xxth case# xx-xxx on xx/xx/xxxx and the plan was confirmed onxx/xx/xxxx. Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $xx.xx for xx months. The POC was filed onxx/xx/xxxx. The POC amount is xx and total arrearage amount is $xx,xxx.xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Final Truth in Lending Discl.	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/x/x055 Tape Value: x0/x/x035 Variance: 7336 (Days) Variance %: Comment: Original note data was used Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test is fail. Loan data is x.xxx% and comparison data is x.xxx%. Hence the variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34402404	xx	660	533	38.232%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.140%	$3,797.77	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx which is in the favor oxx , xx There is no evidence of release or the subordination documents regarding the senior mortgages have been found.
The first installment combined taxes of xx have been due in the amount ofxx
The second installment combined taxes of xx have been due in the amount of xx  No prior year delinquent taxes have been found.
The review of payment history as of x/x/xxxx shows that the borrower is current with the mortgage payments and the loan is performing and the next due date is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx which was applied to x/x/xxxx. The UPB in the payment history is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and the current PITI is $x,xxx.xx.	Collections Comments:The collection comments review states that the borrower is current with the loan payments and the loan is performing. The next due date for the payment is x/x/xxxx.
the loan was modified once since origination.
As per comments datedxx/xx/xxxx, there is wish to initiate the foreclosure and the referral to foreclosure.
The comments dated x/x/xxxx stating that there is request to send over the TPOL and HUD-x indicating this senior lien was paid off at closing and should have been closed.
As per collection comments current property occupancy and condition is unable to be determined; however, no damage or estimated repairs have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower filed Chapter xx bankruptcy xx/xx/xxxx case# xx-xx and confirmed xx/xx/xxxx. The POC was filed for $xxx,xx.xx with no arrearages showing. The Schedule D shows the amount of claim is $xx,xx.xx the value of the collateral supporting the claim is $xx,xx.xx and the unsecured debt is $xx,xx.xx. The plan was confirmed on xx/xx/xxxx. The borrower will pay the Trustee $xxx monthly for xx months. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. The plan was amended xx/xx/xxxx.	This modification agreement was made on xx between the lender and the borrower. As per modified terms the borrower promises to pay the UPB of xx with the initial interest rate of x.xx % which will step up in two steps that is up to x.xx % and P&I of xx. The payments were started from xx and the maturity date will be xx.
This modification agreement does not contain balloon provision.
Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER records, the borrower has filed the bankruptcy post-origination. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per mod the amortization type is step.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Debt consolidation Variance: Variance %: Comment: As per review, the application purpose is cash-out. Tape Source: Initial Tape Type:	3: Curable	* Missing Required State Disclosures (Lvl 3) "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The compliance risk indicator is moderate as this loan has failed the TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Result FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance-$xxx.xx

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Result FAILLoan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx"
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan files."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Missing Affiliated Business Disclosure"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88539357	xx	Unavailable	Not Applicable	48.888%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,335.64	4.000%	$555.21	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated oxx
x) There is an active HOA lien on the subject property which was recorded onxx
The county annual taxes for the year of xx have been paid in the amount of xx  The school annual taxes for the year of xx have been paid in the amount of $xx.xx. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xxx,xxx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is active bankruptcy. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xx,xxx till the due date of x/x/xxxx.
The borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. The plan was confirmed onxx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xx.xx and the arrearage in the amount of xx.
According to servicing comments, the foreclosure was initiated. The foreclosure sale scheduled on xx/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx.
The loan modification agreement was made onxx/xx/xxxx between the borrower xx . The borrower promises to make a monthly payment of $xx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till maturity date of xx/x/xxxx. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure sale scheduled on xx/x/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case# xx-xx onxx/xx/xxxx. The plan was confirmed onxx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xx.xx and the arrearage in the amount of xx	The loan modification agreement was made on xx between the borrower xx . The borrower promises to make a monthly payment of $xx.xx with the interest rate of x.xx% beginning from xx till maturity date of xx. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Credit Application Credit Report Good Faith Estimate Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Arrearage Amount Loan Value: $3x987.x8 Tape Value: $x954x.58 |---| $3444.70 |----| xx.660xx% Comment: Current bankruptcy arrearage amount is $x5,663.x6. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure sale scheduled on xx/5/x0x7.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $x7335.64   Tape Value: $x67x7.x8   Variance: $608.46   Variance %: x.x7655%   Comment: Deferred balance amount is $x7,335.64.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $x7335.64   Tape Value: $x67x7.x8   Variance: $608.46   Variance %: x.x7655%   Comment: Deferred balance amount is $x7,335.64.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $x5x703.00 Tape Value: $x65773.86 Variance: $-x3070.86 Variance %: -7.88475% Comment: UPB is $x5x,703. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl x)     "Final application is missing from the loan file. However, values are considered from initial application dated xx/xx/xxxx."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the RESPA originator compensation validation test.
RESPA Originator Compensation Validation Test: FAIL
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker."
* ComplianceEase HOEPA Test Failed (Lvl x)     "This is HOEPA Higher-Priced Mortgage Loan and is failing HOEPA Higher-Priced Mortgage Loan Test.
APR is x.xxx% and allowed is x.xxx% and is over by x.xxx%.
However the escrows are collected (loan is escrowed)"
* ComplianceEase Risk Indicator is "Critical" (Lvl x)     "This is HOEPA Higher-Priced Mortgage Loan and is failing HOEPA Higher-Priced Mortgage Loan Test.
APR is x.xxx% and allowed is x.xxx% and is over by x.xxx%.
However the escrows are collected (loan is escrowed)"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test
TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx,xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA APR test.
TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Pre-closing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."		Critical	Fail	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89272955	xx	Unavailable	Not Applicable	36.973%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$88,916.60	2.000%	$294.12	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgagexx
x) There is an active civil judgment against the borrower xx
The combined annual taxes for the year of xx are due in the amount of $xx.xx for the due date of xx. The combined annual taxes for the year of xx have been Partial Payment paid in the amount of $xx.xx. The combined annual taxes for the year of xx have been paid in the amount of xx The Annual combined taxes for the year of xx have been delinquent in the amount of $xx.xx which were due on xx and good through till xx.	The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx-xxx on x/x/xxxx and the plan was confirmed onxx/xx/xxxx. The debtor shall pay the total amount of $xx,xxx by paying $xx for x months and $xxxx per month for the period of xx months. The proof of claim was filed onxx/xx/xxxx with the claim amount of $xx,xx.xx and the amount of arrearage is $xx.xx.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xx.xx for the due date of x/x/xxxx. The UPB is reflected in the amount of xx till the due date of x/x/xxxx.
Loan modification agreement was made between the borrower Wanda A Stathum-Ward and lender xmortgage, Inc. onxx/xx/xxxx. The new principal balance is $xx,xxx.xx. The deferred balance amount is $xx.xx and the interest bearing amount is xx,xx.xx. The maturity date is x/x/xxxx.  Rate will be changed in x steps as follows,
x) Interest rate effective date: x/x/xxxx, Interest rate: x.xxx%, Payment (P&I): $xx.xx Payment Due Date: x/x/xxxx for xx months.
x) Interest rate effective date: x/x/xxxx, Interest rate: x.xxx%, Payment (P&I): $xx.xx Payment Due Date: x/x/xxxx for xx months.
x) Interest rate effective date: x/x/xxxx, Interest rate: x.xxx%, Payment (P&I): $xx.xx Payment Due Date: x/x/xxxx for xx months.
x) Interest rate effective date: x/x/xxxx, Interest rate: x.xxx%, Payment (P&I): $xx.xx Payment Due Date: x/x/xxxx for xx months.
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx-xxx on x/x/xxxx and the plan was confirmed onxx/xx/xxxx. The debtor shall pay the total amount of $xx,xxx by paying $xx for x months and $xxxx per month for the period of xx months. The amended proof of claim was filed onxx/xx/xxxx with the claim amount of $xx,xx.xx and the amount of arrearage is $xx.xx. The first POC was filed onxx/xx/xxxx with the secured claim amount is $xx,xx.xx.
Loan modification agreement was made between the borrower xx , Inc. on xx. The new principal balance is xx. The deferred balance amount is $xx.xx and the interest bearing amount is xx,xx.xx. The maturity date is xx. Rate will be changed in x steps as follows,
x) Interest rate effective date: xx, Interest rate: x.xx%, Payment (P&I): $xx.xx Payment Due Date: xx for xx months.
x) Interest rate effective date: xx, Interest rate: x.xx%, Payment (P&I): $xx.xx Payment Due Date: xx for xx months.
x) Interest rate effective date: xx, Interest rate: x.xx%, Payment (P&I): $xx.xx Payment Due Date: xx for xx months.
x) Interest rate effective date: xx, Interest rate: x.xx%, Payment (P&I): $xx.xx Payment Due Date: xx for xx months.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Mortgage Insurance	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: $84x9.50   Tape Value: $64x6.75   Variance: $x0xx.75   Variance %: 3x.367xx%   Comment: Current Bankruptcy arrearage amount is xx .   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:xx    Tape Value: $4x5x4.x8   Variance: $4740x.4x   Variance %: xx4.x8368%   Comment: Deferred balance amount is xx 0   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:xx 0   Tape Value: xx    Variancexx   Variance %: xx.44933%   Comment: Deferred balance amount is $88,9x6.60   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.400%   Tape Value: 3.000%   Variance: 8.400%   Variance %: 8.40000%   Comment: Max rate at first adjustment is xx.400%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 8/x/x0x0   Tape Value: 9/x/x0x0   Variance: -3x (Days)   Variance %:    Comment: Mod step x date is 8/x/x0x0.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: 8/x/x0x5   Tape Value: 9/x/x0x5   Variance: -3x (Days)   Variance %:    Comment: Mod step x date is 8/x/x0x5.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 8/x/x0x6   Tape Value: 9/x/x0x6   Variance: -3x (Days)   Variance %:    Comment: Mod step 3 date is 8/x/x0x6.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 8/x/x0x7   Tape Value: 9/x/x0x7   Variance: -3x (Days)   Variance %:    Comment: Mod step 4 date is 8/x/x0x7.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/x/x050   Tape Value: 3/x/x035   Variance: 563x (Days)   Variance %:    Comment: Stated maturity date is 8/x/x050.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: $xx Variance: $-x39x.09 Variance %: -x.9xx5x% Comment: UPB is $79,453.xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan at (xx) stating that Original Note has been lost. However, a Copy of Note found in the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI Cert is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state. The following state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11015552	xx	557	Not Applicable	47.328%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$430.74	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated oxx There is a senior mortgage which was originated on xx and recorded onxx The annual county taxes of xx have been paid in the amount of $xx.xx. No delinquent taxes have been located for the prior year.	Review of the payment history provided reveals that borrower is current with the mortgage payments and the loan is performing. The last payment was received in the amount of $xx.xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is currently performing and the borrower is current with the mortgage payments. The payment is due for x/x/xxxx.
The loan has modified twice since origination.
As per the servicing comments, the current property occupancy is unable to be determined.
According to comment datedxx/xx/xxxx, the subject property is damaged due to disaster. The roof is damaged and an estimate of work to be done is more than xxK. As per comments dated x/x/xxxx, the Check in the amount of $xxxx.xx is to be disbursed by thexx. No detailed information is available in the latest xx months servicing comment that confirm the damage amount and current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx % and borrower promises to pay P&I in the amount of $xx.xx that began on xx with the maturity date of xx. The new principal balance is xx. Reason for Modification is Financial Hardship. This modification does not contain balloon provision. As per document located at "xx " the loan was also modified on xx.	Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: x (Days)   Variance %:    Comment: Original appraisal date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx d.   Tape Value: xx    Variance:    Variance %:    Comment: Property address street is xx LPGA Blvd.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is cash out-other.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/x/x0xx   Tape Value: x/x/x0xx   Variance: xx (Days)   Variance %:    Comment: Stated Maturity Date is xx/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $x0xx0x.00 Tape Value: $x0xx0x.0x Variance: $-0.0x Variance %: -0.0000x% Comment: As per the payment history the UPB is $x0x,x0x.00. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost note affidavit dated xx/xx/xxxx was found at locator "xx" showing that original note was misplaced, lost or destroyed. A Copy of Note is also located in the same file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state xx The following required State Disclosure is missing in the loan file.
x. Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38989857	xx	Unavailable	Not Applicable	19.777%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx, shows that the subject mortgage was originated onxx
No active judgments and lines have been found.
Annual installment of county jurisdiction tax of xx has been paid in the amount of xx on xx.	According to the review of payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower is current with the loan. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the amount of $xxx,xx.xx.
The reason for default has not been mentioned in the latest collection comments.
The loan has never been modified since origination.
The foreclosure was initiated. The file was referred to an attorney onxx/xx/xxxx and the complaint was filed onxx/xx/xxxx. The sale has been scheduled on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on x/x/xxxx.
The borrower xx  had filed bankruptcy under chapter- xx with the case # xx-xx on x/x/xxxx and the plan confirmed on xx/xx/xxxx. The POC was filed onxx/xx/xxxx with the claim amount of $xxx,xx.xx and the arrearage amount is $xx,xx.xx. The date of the last filing isxx/xx/xxxx.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney onxx/xx/xxxx and the complaint was filed onxx/xx/xxxx. The sale has been scheduled on xx/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on x/x/xxxx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter- xx with the case # xx-xx on x/x/xxxx and the plan confirmed on xx/xx/xxxx. The POC was filed onxx/xx/xxxx with the claim amount of $xxx,xx.xx and the arrearage amount is $xx,xx.xx. The date of the last filing isxx/xx/xxxx.	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located xx . The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice.
x. Radon Gas Disclosure.
x. Insurance Sales Disclosure."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27707590	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$9,011.64	9.485%	$615.96	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated oxx
There is one judgment against the name of borrower in the amount ofxx  The County oxx
The annual combined taxes for xx have been paid in the amount ofxx
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan performing and borrower is maxxhis monthly payments. The last payment was received on x/x/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:The borrower, "xx " had filed the bankruptcy under chapter xx with the case # xx-xxxxx onxx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed by xfinancial on x/x/xxxx, in the secured claim amount $xxx,xx.xx and arrears in the amount of $xx,xxx.xx. As per order confirming plan debtor shall pay $xx.xx monthly to the trustee and shall cure arrears in the amount of $xx,xxx.xx through the plan. The loan is in active bankruptcy.

The loan performing and borrower is maxxhis monthly payments. The last payment was received on x/x/xxxx in the amount of $xx.xx with interest rate of x.xx% for the due date ofxx/xx/xxxx. The next due date isxx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date of x/x/xxxx between “Louis and Victoria” (borrower) and “One Main Financial (lender)”. The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun fromxx/xx/xxxx and ends with the maturity date ofxx/xx/xxxx.
The borrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date. The UPB that has been amortized is $xx,xx.xx as an interest bearing amount.

No visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx had filed the bankruptcy under chapter xx with the case # xx-xxxxx onxx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed by xfinancial on x/x/xxxx, in the secured claim amount $xxx,xx.xx and arrears in the amount of $xx,xxx.xx. As per order confirming plan debtor shall pay $xx.xx monthly to the trustee and shall cure arrears in the amount of $xx,xxx.xx through the plan. The loan is in active bankruptcy.	The Fixed Loan Modification agreement was made on an effective date of xx between xx The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Arrearage Amount Loan Value: $46050.96 Tape Value: $x4784.44 |---| $3xx66.5x |----| xx.48x6x% Comment: as per POC arrears are $46,050.36. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx/xx/xxxx   Tape Value: 9/8/x0x3   Variance: 3x93 (Days)   Variance %:    Comment: Stated maturity date isxx/xx/xxxx as per updated modification.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $36903.68 Tape Value: $4x4x6.x6 Variance: $-45xx.48 Variance %: -x0.9x696% Comment: as per latest payment UPB is $36,903.68. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file. Also the estimated HUD-x or Itemization are not available."
* Lost Note Affidavit (Lvl 3) "The “Lost Note Affidavit” is available in the loan file with the locator# xx” which is stating that the original Note was destroyed or lost and there is a duplicate copy of Note is also available in the loan file. The loan was modified on x/6/x0xx."	* Application Missing (Lvl x) "Final application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas State and the required disclosures are missing from the loan file as follow.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31677309	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Updated title report xx, the subject mortgage was originatedxx
The chain of assignment has been completed. Currently, the assignment is from xx

No active liens and judgments have been found against the property and borrower.
The second installment county taxes of xx have been due in the amount xx

The first and second installment county taxes of xx have been delinquent in the amount of xx good through till xx. The first installment county taxes of xx have been delinquent in the amount of $xx.xx good through till xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current P&I is $xxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the loan and next due date is xx/xx/xxxx. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The foreclosure has not been initiated since origination.
The borrower Juanita Marie Washington had filed bankruptcy under chapter xx with the case #xx-xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the subject property has been occupied by an unknown party.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with the case #xx-xx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The date of last filing is xx/xx/xxxx. The POC was filed by xFinancial, Inc. on xx/xx/xxxx with the secured claim amount of xx and the arrearage is $xx.xx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx.xx monthly for xx months for total amount of $xx,xxx.xx.	Not Applicable	Credit Application Credit Report Missing Dicsloures Missing Required State Disclosures	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Vacant   Variance:    Variance %:    Comment: The current occupancy is occupied by unknown party.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx8x7.45   Variance:    Variance %:    Comment: The loan has been modified.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Debt consolidation Variance: Variance %: Comment: The purpose of refinance is Cash out- Other. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
																									x.Copy of Appraisal or Statement of Appraised Value"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20437142	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with Wxx
There is an construction lien open against the borrower in the favor xx
Tax Status:
Annual city and county taxes of xx have been paid in the amount of $xx.xx.
Annual county taxes of xx are delinquent in the amount xx
Annual city taxes of xx are delinquent in the amount xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx.
According to the PACER,xx  (borrowers) had filed bankruptcy under chapter-xx with the case# xx-xxx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remain as $xx,xx.xx. POC was filed by xFinancial LLC on x/x/xxxx, in the secured claim amount of xx and an arrearage in the amount of xx with claim number#x-x. xx  onxx/xx/xxxx with same claim and arrearage with claim number# x-x. Chapter xx plan was filed  onxx/xx/xxxx. Plan was confirmed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx as per pro rata and regular payment will be paid in the amount of $xxx.xx monthly.
No foreclosure proceeding have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrowers) had filed bankruptcy under chapter-xx with the case# xx-xxx onxx/xx/xxxx. Schedule D in voluntary petition datedxx/xx/xxxx states, the amount of claim without deducting value of collateral was $xx,xx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remain as $xx,xx.xx. POC was filed by x x on x/x/xxxx, in the secured claim amount of xx and an arrearage in the amount of xx with claim number#x-x. Fourth Amended POC was filed by x x onxx/xx/xxxx with same claim and arrearage with claim number# x-x. Chapter xx plan was filed onxx/xx/xxxx. Plan was confirmed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx as per pro rata and regular payment will be paid in the amount of $xxx.xx monthly.	Not Applicable	Credit Application Credit Report	Field: Amortized Term (Calculated) Loan Value: 358 Tape Value: 360 |---| -x |----| -0.55555% Comment: As per NOte. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: $x4535.x8   Tape Value: $x784.x8   Variance: $xx75x.00   Variance %: 4xx.063xx%   Comment: As per BK POC.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test. Loan data is $x,xxx.xx, comparison data is $x,xxx.xx, and variance is +$xxx.xx.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such  licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR document is not hand dated by borrower."	* Missing Required Disclosures (Lvl x) "Missing required disclosures from loan file."	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94225973	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.730%	$356.09	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated oxx
The chain of assignment is complete. There is gap between in two chain of assignment from xx
There are is an active junior mortgage against the subject property in the amount ofxx
No delinquent taxes have been found.

The Payment History dated xx reveals that the borrower has been the delinquent from xx to till date. The delinquency has been done for x month. The last payment was received with interest rate of x.xx% and P&I is $xx.xx which was applied for the due date of xx. The payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:
No visible damages/repairs have been found. No evidences have been found regarding foreclosure and bankruptcy filing.
The borrower requested the servicer that it was hard for her to pay the fund for delinquent amount that has been converted in P&I for next xx months. The total amount is $xx,xxx.xx and monthly P&I is $xx.xx which was started on xx/xx/xxxx to xx/xx/xxxx. But servicer advised her if she would pay the amount of HHF, the late charges will not be payable. Borrower also requested to modify the loan at the interest rate of x% for next xx months and also for higher payments that were needed to pay including taxes and insurance. No further details have been found.
The Payment History dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The delinquency has been done for x month. The last payment was received with interest rate of x.xx% and P&I is $xx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between “xx effective date is xx. The first modified payment is still due for the date of xx and the new maturity date will be xx. The new modified unpaid principal balance is xx and interest bearing amount is xxThe Borrower is maxxthe payment as per the modification terms that would be x.xx% and modified P&I $xx.xx.
Balloon addendum is attached with modification.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Treasury - weekly - CMT |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Did a modification change note   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.x00%   Tape Value: x.000%   Variance: x.x00%   Variance %: x.x0000%   Comment: Max rate at first adjusment is x.x00%; however tape data shows x.000%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx0 New York Ave   Tape Value: xx0 New York Avenue   Variance:    Variance %:    Comment: Property address is xx0 New york Ave.; however tape data shows xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx.xx Tape Value: $xx.xx Variance: $xx.xx Variance %: 0.0xx0% Comment: Unpaid current principal balance per payment history is $xx,x0x.x0; however tape data shows xx Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file. And there are no estimated HUD-x / Itemization of fees available in file."	* Application Missing (Lvl x) "Final xx/application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "As final TIL is missing from the loan file, we considered the APR as x.xx% to run ComplianceEase."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of Mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98085976	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.500%	$354.71	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount xx
There are three state tax liens against the borrower which is in the total amount ofxx
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for x month. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in collection. Review of the payment history available from xx/xx/xxxx toxx/xx/xxxx states that the borrower has been delinquent for x month. The last payment was received in the amount of $xx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx.
The borrowexx  had filed bankruptcy under chapter xx with case#xx-xxxxx onxx/xx/xxxx. The debtor was dismissed onxx/xx/xxxx and case was terminated onxx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx s had filed bankruptcy under chapter xx with case#xx-xxxxx onxx/xx/xxxx. The debtor was dismissed onxx/xx/xxxx and case was terminated onxx/xx/xxxx.	Loan Modification agreement was made between borrowerxx on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of $xx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Treasury - weekly - CMT |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes however the tape data shows No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/x/x0x8   Tape Value: x0/9/x0x8   Variance: -x00 (Days)   Variance %:    Comment: Doc date of Last Modification is 7/x/x0x8 however the tape data shows x0/9/x0x8.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization type is fixed however the tape data shows ARM.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation type is No Documentation however the tape data shows Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 36x   Tape Value: 360   Variance: x   Variance %: 0.x7777%   Comment: Loan Original Maturity term months is 36x however the tape data shows 36x   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.x50%   Tape Value: x.000%   Variance: x0.x50%   Variance %: x0.x5000%   Comment: Max Rate At First Adjustment is xx.x50% however the tape data shows x.x00%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value:xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: -90 (Days)   Variance %:    Comment: Original Appraisal datexx/xx/xxxx however the tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $44030.69   Tape Value: $4385x.5x   Variance: $x79.x7   Variance %: 0.40858%   Comment: Principal Balance Stated in MOd $44,030.69 however the tape data shows $43,85x.5x.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/x/x038 Tape Value:xx/xx/xxxx Variance: 8x7x (Days) Variance %: Comment: Stated Marutiry dated isxx/xx/xxxx howver the tape data shows 7/x/x038. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in GA State. The following state disclosures are missing from the loan file:
x.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "TIL is not hand dated by all the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25199408	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	$21,325.02	5.000%	$1,018.62	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the mortgage was originated on xx
The chain of mortgage assignment is incomplete. There is break in mortgage assignment from xx
Annual combined taxes of xx have been paid in the amount of xx	The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx. The last payment was received on xxx/xx/xxxxn the amount of $x,xxx.xx and it was applied for the due date of x/x/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx and modification deferred balance remained in the amount of $xx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Collection comment datedxx/xx/xxxx states that foreclosure was referred to attorney completed onxx/xx/xxxxForeclosure complaint (doc# xxxx-x_Foreclosurex) was filed on xx/x/xxxx with case # xxxx-CP-xx and the lis pendens was filed on same day. Foreclosure judgment (doc# xxxx-x_-_Pay_History_-_Wilson_JMT.pdf_-_x)was entered onxx/xx/xxxx. The sale (doc# xxxx-x_-_Pay_History_-_Wilson_NOS.pdf_-_x) was scheduled for x/x/xxxx. No further details have been found. The foreclosure process was closed may due to loan reinstated. The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx.
No bankruptcy filing has been found by borrower.
According to collection comment, no damages or repairs have been found.
Latest BPO report is not available in the loan file.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Collection comment datedxx/xx/xxxx states that foreclosure was referred to attorney completed onxx/xx/xxxxForeclosure complaint (doc# xxxx-x_Foreclosurex) was filed on xx/x/xxxx with case # xxxx-CP-xx and the lis pendens was filed on same day. Foreclosure judgment (doc# xxxx-x_-_Pay_History_-_Wilson_JMT.pdf_-_x)was entered onxx/xx/xxxx. The sale (doc# xxxx-x_-_Pay_History_-_x_NOS.pdf_-_x) was scheduled for x/x/xxxx. No further details have been found. The foreclosure process was closed may due to loan reinstated. The payment history dated as ofxx/xx/xxxx reveals that the borrower is maxxpayment regularly. The payment next due date is x/x/xxxx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and xx FSB on xx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate x.xx% and the modified P&I was xx. The first modified payment due date was xx and the maturity date will be xx. The previous arrearage balance has been deferred in the amount of xxThis deferred balance will be payable using balloon payments. Upon successful completion of xx months, then xx months and then up to xx months timely payments. Lender agree to reduce thisx/xrd deferred balance upon each successful xx months period.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: The payment history as ofxx/xx/xxxx, the borrower is maxxpayments regularly. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently not in foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0x6   Tape Value: 5/x/x0x4   Variance: 64x (Days)   Variance %:    Comment: Loan mod Effective date is x/x/x0x6.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Updated per Note   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx075.0x   Tape Value: $x89750.00   Variance: $xx3x5.0x   Variance %: xx.x3848%   Comment: As per MOD.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated per Appraisal Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator is Moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. Loan data is x.xxx%, comparison data x.xxx% and variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI cert is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36338635	xx	661	526	29.946%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.000%	$590.75	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The latest assignment is with xx
There is a junior mortgage against the subject property which was originated on xx and was recorded onxx
No prior year's delinquent taxes have been found.
x, xth, x and x installments of the combined taxes for the year xx/xx are due on xx, xx, xx and xx in the respective amounts of $xx.xx, $xx.xx, $xx.xx and $xx.xx.
As per the review of payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx, which was applied for due date xx. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the borrower is current with the loan.

As per the review of payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of xx, which was applied for due date x/x/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xx.xx.

Reason for default is unable to be determined.

No evidences have been found regarding occupancy in the latest xx months of servicing comments.

No BPO and inspection reports have been provided.

As per the review of collection comments, the subject property has been burnt down. There is no property as the property had complete loss. The property is being constructed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrowers xx and lender xx As per the modified terms, the new principal balance is xx. The borrower promises to pay as per modified plan and the xst step is $xx.xx monthly with a modified interest rate x.xx% beginning from xx and xnd step is $xx.xx monthly with a modified interest rate x.xx% beginning from xx, with a maturity date xx.
The prior modification was done on xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - x month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0xx   Tape Value: xx/x/x0xx   Variance: xx (Days)   Variance %:    Comment: x/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xx0%   Tape Value: x.x00%   Variance: x.xx0%   Variance %: x.xx000%   Comment: x.xx0%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/x/x0xx   Tape Value: xx/x/x0xx   Variance: xx (Days)   Variance %:    Comment: x/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: $xx0.xx   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: x.xx%   Comment: $xx0.xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Period   Loan Value: xx   Tape Value: x0   Variance: -xx   Variance %: -x0.00000%   Comment: xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.000%   Tape Value: x.000%   Variance: x.000%   Variance %: x.00000%   Comment: x.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/x/x0x0   Tape Value: xx/x/x0xx   Variance: xx (Days)   Variance %:    Comment: x/x/x0x0.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xx.0x   Variance %: x.xx%   Comment: $xx.xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Period   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx00.00000%   Comment: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.000%   Tape Value: x.000%   Variance: x.000%   Variance %: x.00000%   Comment: x.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx/x/x0xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: Not Applicable   Tape Value: $xx.xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step x Period   Loan Value: Not Applicable   Tape Value: x0x   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.000%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: x0 Neptune Place   Tape Value: xx   Variance:    Variance %:    Comment: x0 Neptune Place.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/x0xx Tape Value: x/x/x0xx Variance: xx (Days) Variance %: Comment: x/x/x0xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-x was not signed by the borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the xx The following state disclosures are missing from the loan file:

x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "The settlement date as per HUD-x is xx, which is later than Note date i.e xx."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4254124	xx	Unavailable	Not Applicable	46.226%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$576.51	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated xx	Review of available tape data of payment history shows that the borrower is maxxpayments regularly. According to tape data, the next payment is due on xx/x/xxxx. As per tape data, the UPB is $xx,xxx.xx.	Collections Comments:The loan is performing. According to provided tape data, the borrower is maxxpayments regularly. According to tape data, the next payment is due on xx/x/xxxx. Loan modification agreement was done betweenxx (borrower) and xx , x, D/B/A x Trust as Owner trustee of the x x x x x (lender) onxx/xx/xxxx. As per agreement, new principal balance is xx & new interest rate is x.xx% with P&I $xx.xx. Payments will begin on x/x/xxxx and new maturity date is x/x/xxxx. This loan was previously modified on xx/x/xxxx according to modification document located at “xx”. The debtor xx had filed the bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xx.xx per month to the trustee for xx months. The plan was confirmed on xx/xx/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is $xx,xxx.xx and the value of collateral that supports this claim is $xx,xxx.xx; however, the unsecured portion is $x,xxx.xx. The POC was amended on xx/xx/xxxx with POC amount of xx and amount of arrearage is $xx.xx. The debtor was dismissed on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx. No foreclosure activity has been found. No information has been found regarding current occupancy & condition of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtorxx had filed the bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xx.xx per month to the trustee for xx months. The plan was confirmed on xx/xx/xxxx. Schedule D of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral is $xx,xxx.xx and the value of collateral that supports this claim is $xx,xxx.xx; however, the unsecured portion is $x,xxx.xx. The POC was amended on xx/xx/xxxx with POC amount of xx and amount of arrearage is $xx.xx. The debtor was dismissed on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.	Loan modification agreement was done betweenxx borrower) axx of the Residential Credit Opportunities Trust III (lender) on xx. As per agreement, new principal balance is xx & new interest rate is x.xx% with P&I $xx.xx. Payments will begin on xx and new maturity date is xx. This loan was previously modified on xx according to modification document located at “xx”.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER filed bankruptcy under chapter x3, case # xx onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/x059 Tape Value: 8/x/x038 Variance: 7458 (Days) Variance %: Comment: As per latest Modification agreement datedxx/xx/xxxx maturity date is x/x/x059. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing in the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72704911	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$713.87	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx The chain of the assignment has been completed. The last assignment is with xx which was recorded onxx
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for the year of xx have been paid in the amount of $xx
The review of payment history as of datedxx/xx/xxxx shows that borrower is maxxpayments regularly. The next payment is due on x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% which was applied for the due date of x/x/xxxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The current legal status of the loan is performing. According to latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of xx. The current interest rate is x.xxx % and P&I is $xx.xx. The loan was modified on xx/xx/xxxx. According to modified terms, the new principal balance is xx. Borrower promises to pay PITI in the amount of $xx.xx (P&I of $xx.xx and T&I of $ xx.xx) with the interest rate of x.xxx % beginning from x/x/xxxx till the maturity date of x/x/xxxx.
According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure was put on hold due to loss mitigation on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, first publication of sale was scheduled for xx/xx/xxxx and sale was set for xx/xx/xxxx. According to comment dated xx/xx/xxxx, trial plan payment was due for xx/xx/xxxx. According to comment dated xx/xx/xxxx, the sale was again set for xx/xx/xxxx. First publication of sale will be occurred on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. According to forbearance agreement located at “xx”, trial plan for xx months has been offered to borrower with the monthly payment (PITI) of xx ($xx.xx towards P&I, $xx.xx towards T&I and $xxx.xx towards delinquent arrears balance) which was due from xx/xx/xxxx till xx/xx/xxxx. After successful completion of trial plan, the PITI will revert to $xx.xx beginning from xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the first payment of trial plan has been received.
According to comment dated xx/xx/xxxx, the reason for default is marital issue.
No latest BPO report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure was put on hold due to loss mitigation on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, first publication of sale was scheduled for xx/xx/xxxx and sale was set for xx/xx/xxxx. According to comment dated xx/xx/xxxx, trial plan payment was due for xx/xx/xxxx. According to comment dated xx/xx/xxxx, the sale was again set for xx/xx/xxxx. First publication of sale will be occurred on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. According to forbearance agreement located at “xxxxx-x_Loan_Modificationx”, trial plan for xx months has been offered to borrower with the monthly payment (PITI) of xx ($xx.xx towards P&I, $xx.xx towards T&I and $xxx.xx towards delinquent arrears balance) which was due from xx/xx/xxxx till xx/xx/xxxx. After successful completion of trial plan, the PITI will revert to $xx.xx beginning from xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the first payment of trial plan has been received.

Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, xx and the lender, xx FSB" on xx. According to modified terms, the new principal balance is in the amount of xx. Borrower promises to pay PITI in the amount of $xx.xx (P&I of $xx.xx and T&I of $ xx.xx) with the interest rate of x.xx % beginning from xx till the maturity date of xx.
According to forbearance agreement located at “xx”, trial plan for xx months has been offered to borrower with the monthly payment (PITI) of xx ($xx.xx towards P&I, $xx.xx towards T&I and $xx.xx towards delinquent arrears balance) which was due from xx till xx. After successful completion of trial plan, the PITI will revert to $xx.xx beginning from xx. The loan was prior modified on xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Foreclosure details have been found in the loan file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -356 (Days)   Variance %:    Comment: The loan was modified on xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: The loan documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 4/x/x0x8   Tape Value: 3/x/x0x9   Variance: -334 (Days)   Variance %:    Comment: First payment date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: x   Variance %: x00.00000%   Comment: x-4 family rider is available in the loan file.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx6x48.x3   Tape Value: $x450.09   Variance: $xx3798.x4   Variance %: 4644.65x4x%   Comment: Principal balance stated in the modification agreement is $xx6,x48.x3.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line x0x)   Loan Value: $xx807x.05   Tape Value: $xx000.00   Variance: $-39x7.95   Variance %: -3.xx963%   Comment: Total draw amount is $xx8,07x.05.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/x/x043   Tape Value: x/x/x038   Variance: x885 (Days)   Variance %:    Comment: As per modification, maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: x Family   Tape Value: Single Family   Variance:    Variance %:    Comment: x-4 family rider is available in the loan file.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx38x8.53 Tape Value: $xx3636.37 Variance: $x9x.x6 Variance %: 0.x69x0% Comment: As per latest payment history as of xx/xx/xxxx, the unapid principal balance is $xx3,8x8.53. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. Disclosure of Additional Fees is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45220754	xx	584	Not Applicable	25.709%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$2,392.87	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated xx
There is an active senior mortgage prior to the subject mortgage in the favor x x x., recorded on xx
xx County x and x tax is due on xx and xx in the amount of $xx.xx.	According to the payment history, the borrower is current with the loan and the next payment due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx the P&I is in the amount of $x,xxx.xx which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments the borrower is current with the loan and the next payment due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx the P&I is in the amount of xx which was applied for x/x/xxxx. The current UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was Unemployment. No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
As per the comment dated xx/xx/xxxx borrower filed for bankruptcy under Chapter xx with case#xx-xx. As per the comment dated xx/xx/xxxx, the borrower was discharged on xx/xx/xxxx. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower and Lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx% and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxIII   Tape Value:xx    Variance:    Variance %:    Comment: Borrower Last Name xx  However, the tape data reflects KING.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization Type is Fixed. However, the tape data reflects ARM.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x0.590%   Tape Value: 3.000%   Variance: 7.590%   Variance %: 7.59000%   Comment: Max Rate At First Adjustment is x0.590%. however, the tape data reflects 3.00%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of Refinance Per Application Limited Cash Out. However, the tape data reflects Cash Out- Other. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "?Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "?Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD State. The following state disclosures are missing in the loan files.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "?Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20830433	xx	Unavailable	Not Applicable	18.093%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$625.50	xx/xx/xxxx	Financial Hardship	The review of updated title report dated xx shows that the subject mortgage was originated oxx
Active judgments and liens;
x) One civil judgment has been found pending against the borrower xx
x) Junior Mortgage has been found pending against the borrowerxx
x) Junior Mortgage has been found pending against the borrower Jxx
xx Combined Annual taxes are due for xx in the amount ofxx	Review of payment history as ofxx/xx/xxxx shows that the borrower is currently delinquent for x month. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx and that was applied for xx/xx/xxxx and the next payment is due for xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. As per payment history tape data current interest rate is $xxx.xx%. As per tape data as ofxx/xx/xxxx, the borrower is current with the loan as the next due date is x/x/xxxx.	Collections Comments:According to servicing comments, the loan is in bankruptcy. Review of payment history as ofxx/xx/xxxx shows that the borrower is currently delinquent for x month. The last payment was received onxx/xx/xxxx in the amount of $xx.xx and that was applied for xx/xx/xxxx and the next payment is due for xx/xx/xxxx. As per tape data as ofxx/xx/xxxx, the borrower is current with the loan as the next due date is x/x/xxxx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available collection comments.
As per document located on (xxxxx_Agent Discovery BPO_xxxxxxx_xxxxxxx-xx.pdf) subject property is in an average condition and it is occupied by the Owner. Same report also shows that there is no visible exterior damage on the subject property.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-xx with the case#xx-xxx on xx/x/xxxx and the plan was confirmed on xx/xx/xxxx. Proof of Claim was filed on xx/xx/xxxx byxx on shows that the secured claim in the amount of $xxx,xxx.xx and an arrearage in the amount of xxSchedule D in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xx,xxx.xx. However, unsecured portion remained as $x,xx.xx.	Loan modification agreement was made between (Borrower)xx (Lender) on xx. The new modified rate is x % and borrower promises to pay P&I in the amount of $xx.xx. Payments begin from xx. The new principal balance is xx. The maturity date is xx.	Affiliated Business Disclosure Credit Report Final Title Policy Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Treasury - MTA |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value:xx   Tape Value: xx    Variance:xx    Variance %: 434.00385%   Comment: As per tape data current Arrearage Amount isxx  and as per review it is $x3,347.64.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: As per tape data current legal status is Bankruptcy and as per review it is Collection, less than 60 days.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per tape data Loan Amortization Type is ARM and as per review it is ARM.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data Neg. Amort Potential is No and as per review it is Yes.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: $x33767.49 Variance: $-x347.x3 Variance %: -x.007x4% Comment: As per tape data Unpaid current Principal Balance (UPB) per payment History is $x33,767.49 and as per review it is $x33,4x0.x6. Tape Source: Initial Tape Type:	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.x, 9) (Lvl 3) "Final title policy is missing from the loan file. However, the title Commitment s available in the loan file located at xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40092539	xx	Unavailable	Not Applicable	48.579%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$1,213.43	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx a x as Trustee oxx
There is on State tax lien found against the borrower xx unavailable on the supporting documents to cross verify whether that lien is against the borrower.
As per the document located at "xx  there are multiple civil judgments against the borrower.
The annual county taxes of xx, xx & xx have been paid in the xx o prior years delinquent taxes found.
Review of payment history as of dated xx shows that the loan is performing and the borrower is current with the mortgage payments. The last payment was received on xx in the amount of xx and that was applied for xx. The next payment is due for xx. As per payment history, the current UPB is xx and as per tape data current interest rate is x.xx. The P&I is xx.	Collections Comments:Review of payment history as of datedxx/xx/xxxx shows that the loan is performing and the borrower is current with the mortgage payments. The last payment was received onxx/xx/xxxx in the amount of xx and that was applied for x/x/xxxx and the next payment is due for xx/xx/xxxx. As per payment history, the current UPB is xx and as per tape data, the current interest rate is x.xxx%.
The foreclosure was initiated but that was put on hold due to bankruptcy.
The loan has been modified once since origination.
According to the collection comments, the current property occupancy is unable to be determined.
As per the comment datedxx/xx/xxxx the borrower has stated the reason for default is home repairs from the hurricane; however, unable to determine the nature of the damage and the estimated repairs or the repair status.
As per comments dated xx/xx/xxxx, the borrower has stated that she was ordered to evacuate and she further stated that she need to relocate and for that she need funds. she does not wanted  to jeopardize her account.
Foreclosure Comments:As per the review of available documents, the foreclosure was initiated and the complaint was filed on xx/xx/xxxx. The judgment was entered onxx/xx/xxxx in the amount of $xx,xxx.xx as per which the sale date was xx/xx/xxxx. The order re-scheduling the foreclosure sale was filed on xx/xx/xxxx; however, that was put on hold due to filed bankruptcy under chapter-xx with the case#xx-xxx on xx/xx/xxxx.
Bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-xx with the case#xx-xxx on xx/xx/xxxx. The proof of claim was filed on FCI Lender Services on xx/xx/xxxx shows the secured claim amount xx,xx.xx and an arrearage in the amount of xx,xx.xx. The schedule D in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remained as $xxx,xxx.xx.MFR evidences not reflected on the PACER report. The debtor was discharged on xx/xx/xxxx; however, the case has not been terminated yet.	Loan modification agreement was made on xx between the borrowerxx and lender xx , FSB date. As per modified terms, the borrower promises to pay the new principal balance of xx having interest rate of x.xx% and the P&I in the amount of xx. The payments were started from xx and the new maturity date will be xx. This modification does not contain balloon provision.

Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER records, the borrower has filed bankruptcy post loan origination. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: As per tape data property address street is xx0x Hubers CT and as per review it is xx0x Hubers Court.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per tape data Purpose of refinance per application is cash out other and as per review it is Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: The purpose of transaction per final HUD-x is refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per tape data subject property is single family and as per review it is PUD. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The compliance risk indicator is moderate as this loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.
TILA Finance Charge Test: Result FAIL Loan Data xxComparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Result FAILLoan Data xxComparison Data xx Variance-xx"
* Final TIL Date after actual transaction date (Lvl x)     "Final TIL date xx is reflected after note date of xx."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Not all borrowers signed TIL (Lvl x)     "The final TIL is not signed by the borrowers."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75887007	xx	623	Not Applicable	61.842%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,692.62	2.000%	$278.79	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The chain of assignment is incomplete. Currently, the assignment is from xx
Combined annual taxes of year xx have been paid in the amount ofxx
No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently in performing stage. The last regular payment was received on xx in the amount of $xx.xx which was applied for the due date of xx. The unpaid principal balance reflected in the pay history is in the amount of xx
On xx borrower has made a payment in the amount of $xx.xx under BK payment. And it was applied for the due date of xx. Hence next due date is xx.
Collections Comments:Review of loan file and servicing comment shows that the borrower is currently in performing stage. The last regular payment was received onxx/xx/xxxx in the amount of $xx.xx which was applied for the due date of x/x/xxxx. The unpaid principal balance reflected in the pay history is in the amount of $xx,xxx.xx.
On xx/xx/xxxx borrower has made a payment in the amount of $xx.xx under BK payment. And it was applied for the due date of xx/xx/xxxx. Hence next due date is xx/xx/xxxx.
As per servicing comment dated xx/x/xxxx, the foreclosure was initiated on the loan. And the file was referred to attorney on xx/xx/xxxx; the complaint was filed onxx/xx/xxxx. Judgment was entered on xx/x/xxxx. However, servicing comment dated x/x/xxxx states that the foreclosure was put on hold due to the BK filling. The borrowerxx had bankruptcy under chapter xx with the case# xx-xxx on x/x/xxxx. Loan is still in active bankruptcy.
The reason for default is Curtailment of income.
The subject property is Owner Occupied.
No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Update: As per the servicing comment dated xx/xx/xxxx, the borrower has been offered for a x months repayment plan from xx/xx/xxxx to xx/xx/xxxx

Foreclosure Comments:As per servicing comment dated xx/x/xxxx, the foreclosure was initiated on the loan. And the file was referred to attorney on xx/xx/xxxx; the complaint was filed onxx/xx/xxxx. Judgment was entered on xx/x/xxxx. However, servicing comment dated x/x/xxxx states that the foreclosure was put on hold due to the BK filling. The borrower xx  had bankruptcy under chapter xx with the case# xx-xxx on x/x/xxxx. Loan is still in active bankruptcy.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter xx with the case# xx-xxx on x/x/xxxx. The POC was filed by creditor xx, xonxx/xx/xxxx for the secured claim amount of $xx,xxx.xx and arrearage amount of xxThe amended plan has been confirmed. As per BK plan the debtor promised to pay the trustee in the amount of $xx.xx for xx months. Loan is still in active Bankruptcy.	The loan has been modified since origination. The borrower has been maxxthe payment as per the modification agreement which was made on xx between the borrower "xx " and lender "xx, N.A.”. As per the modified terms, the new principal balance is xx which includes the deferred balance of xxThe interest bearing principal balance is xx and the amount of xx has been forgiven. The MOD is being completed in three steps.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Arrearage Amount Loan Value: $xx.xx Tape Value: $xx.xx |---| $xx0x.xx |----| xx.xx% Comment: As per the bankruptcy, the Arrearage amount is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was put on hold due to bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/x/x0xx   Tape Value:xx/xx/xxxx   Variance: x (Days)   Variance %:    Comment: As per the modification, the doc date of modification is x/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx0 Hannah Drive   Tape Value: xx0 HANNAH DR   Variance:    Variance %:    Comment: As per the note, the property address is xx0 Hannah Drive.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/x/x0xx   Tape Value: x/x/x0xx   Variance: xx (Days)   Variance %:    Comment: As per the modification, the stated maturity date is x/x/x0xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Valuexx Variance: $-xx.xx Variance %: -x.xx0xx% Comment: As per the payment history, the UPB is $xx,x0x.00. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per Final Application, the total monthly income is xx and the total monthly expenses are xx. Hence, the DTI is greater than the xx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is xx. The following required state disclosures are missing from the loan file.
x.Agent Preference Disclosure
x.Casualty Insurance Disclosure"
* Not all borrowers signed TIL (Lvl x)     "TIL is not executed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37151990	xx	571	506	43.508%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.750%	$725.63	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx
The chain of the assignment has been completed. The last assignment is xx ns against the borrower, “xx  in the favor of xx  for the amount of $xx which was recorded on xx and xx. Combined annual taxes for the year of xx have been paid in the amount of xx on xx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:According to review of the collection comment, the loan is currently performing. According to the latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xxThe current interest rate is x.xxx% and P&I is $xx.xx. According to comment dated xx/xx/xxxx, foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure was put on hold due to loss mitigation and bankruptcy filing.
The borrower, xx  had bankruptcy under chapter xx with the case# xx-xxxx on x/x/xxxx and the plan was confirmed on xx/xx/xxxx. According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xx.xx. The mortgage payment will be in the amount of $xxx.xx through the plan which will begin on xx/xx/xxxx and arrearage to be paid in the amount of xxAccording to chapter xx standing trustee’s final report dated xx/xx/xxxx (Doc#xx), the secured claim has been paid in the amount of xx and arrearage is in the amount of $xx.xx toxx
The case was dismissed on xx/x/xxxx for failure to make plan payments and was terminated onxx/xx/xxxx. Further, the foreclosure was put on hold due to loss mitigation. The loan was modified on xx/xx/xxxx.
No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to comment dated xx/xx/xxxx, foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. The foreclosure was put on hold due to loss mitigation and bankruptcy filing.
The borrower, xx  had bankruptcy under chapter xx with the case# xx-xxxx on x/x/xxxx and the plan was confirmed on xx/xx/xxxx. The case was dismissed on xx/x/xxxx for failure to make plan payments and was terminated onxx/xx/xxxx. Further, the foreclosure was put on hold due to loss mitigation. The loan was modified on xx/xx/xxxx.

Bankruptcy Comments:The borrower, xx  had bankruptcy under chapter xx with the case# xx-xxxx on x/x/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed by creditor, "xx  onxx/xx/xxxx for the secured claim amount of xx and arrearage amount of xxAccording to voluntary petition schedule D, the value of collateral is $xx,xxx.xx and the amount of secured claim is $xx,xx.xx.
According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xx.xx. The mortgage payment will be in the amount of $xxx.xx through the plan which will begin on xx/xx/xxxx and arrearage to be paid in the amount of xxAccording to chapter xx standing trustee’s final report dated xx/xx/xxxx (Doc#xx), the secured claim has been paid in the amount of xx and arrearage is in the amount of $xx.xx to xx
The case was dismissed on xx/x/xxxx for failure to make plan payments and was terminated onxx/xx/xxxx.
This modification agreement was made on xx between the borrower "xx and lender xx According to the modified terms, the new principal balance is xxThe borrower has promised to pay the in the amount of $xx.xx with the interest rate of x.xx% beginning on xx till maturity date of xx. The loan was prior modified on xx. According to modification agreement, the trial plan was offered to borrower which was due from xx till xx for the amount of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The PACER Report reflects the Borrower(s) filed Bankruptcy on x/x/x0x8 which is Post-Loan Origination as the subject loan closed on xx/x/x0x8. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The borrower is current with the loan.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was put on hold.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: xx/xx/xxxx   Variance: -35 (Days)   Variance %:    Comment: As per the modification, the doc date of last modification as xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value:xx    Variance: $-5x4.58   Variance %: -0.58998%   Comment: As per the modification, the principal balance as $88,389.58.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per the application, the purpose of refinacne as Limited cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x0/x/x038 Tape Value: x0/x/x036 Variance: 730 (Days) Variance %: Comment: As per the modification, Stated maturity date as x0/x/x038. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. LTV at the origination was 85.00%. The tape data reflects MI required and MI coverage as xx.00%. However, MI certificate is missing from the loan file. Final loan application and HUD-x does not show any payments towards Mortgage Insurance."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98341053	xx	678	Not Applicable	27.600%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$13,171.05	4.000%	$386.71	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated xx
The chain of assignment has been completed. Currently, the assignment is with xx
The combined annual taxes of xx have been paid in the amount of $xx
The annual city taxes of xx have been paid in the amount ofxx
The annual taxes school of xx have been paid in the amount of xx
The annual utility charges of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of x/x/xxxx, the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for the due date of x/x/xxxx. The unpaid principal balance reflected is in the amount of $xx,xxx.xx.

Collections Comments:The review of the collection comment shows that the loan is being performed and the next due date for the payment is x/x/xxxx. According to the payment history as of x/x/xxxx, the borrower is current with the loan and the next due date for the payment is x/x/xxxx. The last payment was received on x/x/xxxx in the amount of $xx.xx which was applied for the due date of x/x/xxxx. The unpaid principal balance reflected is in the amount of $xx,xxx.xx. The foreclosure was initiated. The complaint was filed onxx/xx/xxxx. The comment datedxx/xx/xxxx states that the sale was scheduled onxx/xx/xxxx. The loan modification agreement was made between the borrower xx and the lender x x x x x onxx/xx/xxxx. However, the foreclosure was placed on hold. The borrower xx had filed the bankruptcy under chapter xx with the case# xx-xxxxx onxx/xx/xxxx and the plan was confirmed on x/x/xxxx. The POC was filed by creditor x x, Inc on x/x/xxxx for the secured claim amount of xx and arrearage amount of $x,xxx.xx. The bankruptcy was converted from chapter xx to chapter x onxx/xx/xxxx. According to the chapter xx plan, the debtor shall pay $xxx. The schedule-D in Voluntary petition shows that $xx,xxx as unsecured portion out of claim amount of $xx,xxx. No comment indicating a cram down has been found. The bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The date of the last filing the bankruptcy was xx/xx/xxxx. The comment dated xx/x/xxxx states that the reason for default was an excessive obligation. According to the comment dated xx/xx/xxxx, the subject property is owner-occupied. The loan has been modified thrice since origination. Previously, the loan was modified on x/x/xxxx & x/x/xxxx. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The complaint was filed onxx/xx/xxxx. The comment datedxx/xx/xxxx states that the sale was scheduled onxx/xx/xxxx. The loan modification agreement was made between the borrower James R Bonar and the lender DRI Mortgage Opportunity Fund LP onxx/xx/xxxx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower x, x x had filed the bankruptcy under chapter xx with the case# xx-xxxxx onxx/xx/xxxx and the plan was confirmed on x/x/xxxx. The POC was filed by creditor x Mortgage, Inc on x/x/xxxx for the secured claim amount of xx and arrearage amount of $x,xxx.xx. The bankruptcy was converted from chapter xx to chapter x onxx/xx/xxxx. According to the chapter xx plan, the debtor shall pay $xxx. The schedule-D in Voluntary petition shows that $xx,xxx as unsecured portion out of claim amount of $xx,xxx. No comment indicating a cram down has been found. The bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. The date of the last filing the bankruptcy was xx/xx/xxxx.	The loan modification agreement was made between the borrower xx and the lenderxx LP on xx. The modified UPB is xx with P&I of $xx.xx and an interest rate of x%. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified thrice since origination. Previously, the loan was modified on xx & xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower xx had filed the bankruptcy under chapter x37 with the case# xx-x0068 onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated. The complaint was filed onxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $94x7x.05   Tape Value: $8x000.00   Variance: $x3x7x.05   Variance %: x6.x6055%   Comment: As per the modification, the principal balance stated as $94,x7x.05.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/x/x048 Tape Value: 6/6/x035 Variance: 4836 (Days) Variance %: Comment: As per the modification stated maturity date as 9/x/x048. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kentucky State. The following state disclosures are missing from the loan file.
x.Insurance Sales.
x.Fair Housing Notice.
x.Homeownership Protection Center Disclosures.
x.Notice of Free Choice of Agent or Insurer.
x.VA Application Disclosure.
x.Choice of Settlement Agent Disclosure.
x.Disclosure of Charges For Appraisal or Valuation.
x.Copy of Appraisal or Statement of Appraised Value.
x.Affiliated Business Disclosure."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52356770	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$32,917.24	5.000%	$1,543.02	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded xx with Instr | Book/Page# xx xx / xx.
The chain of assignment has not been completed. Currently, the assignment is with the xx.
There is one junior mortgage originated on xx with the lenderxx  in the amount of xx which was recorded on xx.
No active judgments or liens found.
The combined annual taxes for the year of xx have been delinquent in the amount of $ x,xx.xx which was due on xx and the good through date is xx.
The school taxes for the year xx have been paid in the amount of $ x,xx.xx.
According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx. The last payment was received onxx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of servicing comments as ofxx/xx/xxxx, the present status of the loan is in performing.
The borrower is maxxthe regular payment and the next due for regular payment is x/x/xxxx. The last payment was received in the amount ofxx/xx/xxxx which was applied to the due date of x/x/xxxx. The P&I is $x,xx.xx with an interest rate of x.xxx %. As per payment history, the UPB is reflecting is in the amount of $xx,xx.xx.
As per updated title report document located at “xx”, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx with the case# xxx-xxxx. The pg#xx defendant's motion to dismiss and extend the time to answer was filed onxx/xx/xxxx.  The foreclosure motion for dismiss order granted onxx/xx/xxxx. The foreclosure motion for discontinuing was filed onxx/xx/xxxx and the order of lis pendens cancellation was signed onxx/xx/xxxx. The foreclosure complaint was filed again onxx/xx/xxxx. However, the foreclosure was re-initiated in xxxx and the complaint was again filed onxx/xx/xxxx with the index# xxxxx-xxxx. According to the collection, comment datedxx/xx/xxxx, the foreclosure was put on hold due to the modification. The loan has been modified onxx/xx/xxxx. According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx.
According to the collection comment datedxx/xx/xxxx, the subject property is owner-occupied. No further details have been found regarding the current property condition.

Foreclosure Comments:As per updated title report document located at “Ln#xx Pg#xx”, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx with the case# xxx-xxxx. The pg#xx defendant's motion to dismiss and extend the time to answer was filed onxx/xx/xxxx.  The foreclosure motion for dismiss order granted onxx/xx/xxxx. The foreclosure motion for discontinuing was filed onxx/xx/xxxx and the order of lis pendens cancellation was signed onxx/xx/xxxx. The foreclosure complaint was filed again onxx/xx/xxxx. However, the foreclosure was re-initiated in xxxx and the complaint was again filed onxx/xx/xxxx with the index# xxxxx-xxxx. According to the collection, comment datedxx/xx/xxxx, the foreclosure was put on hold due to the modification. The loan has been modified onxx/xx/xxxx. According to the payment history as ofxx/xx/xxxx, the borrower is currently maxxthe regular payments and next due date is x/x/xxxx.
Bankruptcy Comments:Not Applicable	This Fixed modification agreement was made between thexx with the Lenderxx on xx. The new principal balance is xx with a deferred balance of xxThe borrower promises to pay the monthly P&I of xx with the interest rate x.xx %; beginning from xx, the new maturity date is xx. This modification contains balloon provision.

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: The foreclosure complaint was filed onxx/xx/xxxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -37 (Days)   Variance %:    Comment: As per modification document the last modified date isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -4 (Days)   Variance %:    Comment: As per appraisal report datedxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $35x9x7.x4   Tape Value: $3x0000.00   Variance: $3x9x7.x4   Variance %: x0.x8663%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/x/x059   Tape Value: 7/x/x0x6   Variance: xx903 (Days)   Variance %:    Comment: As per modification document the stated maturity date is x/x/x059.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $3x9368.30 Tape Value: $3x9368.x8 Variance: $0.0x Variance %: 0.00000% Comment: As per payment history the UPB is $3x9,368.30. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data  x.xxx% Comparison Data x.xxx% Variance  -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York , However, the following state disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67498290	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$952.07	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx	Review of latest payment history shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received onxx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing and borrower is maxxhis monthly payments. The last payment was received onxx/xx/xxxx in the amount of $xx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of xx.
The loan was modified twice since origination. The first mod was made on an effective date of x/x/xxxx located at "xxxxx-x_Loan_Modificationx". As per this mod new principal balance is $xx,xxx.xx and servicer agrees to forgive $xx,xx.xx.
xx Wilmington saving Fund Society (lender)”. The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx/x/xxxx.

According to the available servicing comments and documents the foreclosure was initiated in xxxx. The file was referred to attorney on x/x/xxxx and the complaint was filed onxx/xx/xxxx. The comment datedxx/xx/xxxx reflects that the sale was scheduled on xx/xx/xxxx; however it was canceled as the loan was modified on xx/xx/xxxx and borrower is paying according to the mod and the loan is performing. No further details have been found regarding the foreclosure.
Foreclosure Comments:According to the available servicing comments and documents the foreclosure was initiated in xxxx. The file was referred to attorney on x/x/xxxx and the complaint was filed onxx/xx/xxxx. The comment datedxx/xx/xxxx reflects that the sale was scheduled on xx/xx/xxxx; however it was canceled as the loan was modified on xx/xx/xxxx and borrower is paying according to the mod and the loan is performing. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The first mod was made on an effective date of xx located at "xx-x_Loan_Modificationx". As per this mod new principal balance is xx and servicer agrees to forgive xx.

The Fixed Loan Modification agreement was made on an effective date of xx between “xx (borrower) and “xx The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Fc stoped due to loan modification.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x0/x/x058   Tape Value: 9/x/x038   Variance: 7335 (Days)   Variance %:    Comment: x0/x/x058   Tape Source: Initial   Tape Type:
Field: Total Forgiven Principal Amount Loan Value: $0.00 Tape Value: $x7678.06 Variance: $-x7678.06 Variance %: -x00.00000% Comment: principal forgiven was for first mod completed on this loan, not the most recent Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56475295	xx	Unavailable	Not Applicable	59.269%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$155.66	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx

There is one junior mortgage (refinance security deed) against the subject property originated oxx
According to affidavit of title located at xx , refinance security deed was intended to be a first priority lien against the property. Due to mutual mistake of the parties, no subordination agreement was filed of record subordinating the secondary security deed (the subject mortgage) to the refinance security deed. The same document states that the Purchase money security deed (the subject mortgage) was cancelled of record shortly after the closing of refinance security deed, by virtue of that cancellation of deed secure debt dated xx which was recorded on xx withxx x. However, cancellation of deed has not been found in the loan file/the updated title report. The refinance security deed was assigned to xx
xx According to document located at “xx”, the defendant, “xx ad filed answer and defense to the plaintiff’s complaint.  xx
There is another junior mortgage against the subject property in the favor of Secretary of x and x x for the amount oxx which was recorded on xx.
First and second installments of county taxes have been paid in the amount of $xx.xx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The loan was modified on xx/xx/xxxx. The next due date has been changed from xx/xx/xxxx to xx/xx/xxxx.	Collections Comments:The loan is currently performing. The borrower has been maxxregular payments and the next due date is xx/xx/xxxx. The last payment was received on x/x/xxxx in the amount of $xx.xx which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xxThe loan was modified on xx/xx/xxxx. The next due date has been changed from xx/xx/xxxx to xx/xx/xxxx. The loan was modified on xx/xx/xxxx. According to modified terms, the new principal balance is xxBorrower promises to pay P&I in the amount of $xx.xx with the modified interest rate of x.x% beginning from x/x/xxxx till the maturity date of x/x/xxxx. The loan was previously modified on xx/xx/xxxx.
This modification agreement includes the trial plan for xx months which was due from the first payment of xx/xx/xxxx to xx/xx/xxxx for the amount of $xx.xx. During trial plan, the loan will remain in foreclosure.
According to comment dated xx/xx/xxxx, first publication of sale was completed on xx/xx/xxxx and sale was scheduled on xx/xx/xxxx. The comment dated xx/xx/xxxx states that the sale has been cancelled. The loan was modified on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the foreclosure was restarted and first publication of sale was completed on xx/xx/xxxx. The sale has been rescheduled on xx/xx/xxxx. The foreclosure was put on hold due to loan modification. The loan was again modified on xx/xx/xxxx. No bankruptcy details have been found on PACER.
No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:According to comment dated xx/xx/xxxx, first publication of sale was completed on xx/xx/xxxx and sale was scheduled on xx/xx/xxxx. The comment dated xx/xx/xxxx states that the sale has been cancelled. The loan was modified on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the foreclosure was restarted and first publication of sale was completed on xx/xx/xxxx. The sale has been rescheduled on xx/xx/xxxx. The foreclosure was put on hold due to loan modification. The loan was again modified on xx/xx/xxxx.
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, xx ” and the lender, “xx ,” on xx. According to modified terms, the new principal balance is xxBorrower promises to pay P&I in the amount of $xx.xx with the modified interest rate of x.x% beginning from xx till the maturity date of xx. The loan was previously modified on xx.
This modification agreement includes the trial plan for xx months which was due from the first payment of xx to xx for the amount of $xx.xx. During trial plan, the loan will remain in foreclosure.
Credit Report Missing Required State Disclosures Mortgage Insurance Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Currently in Foreclosure? is yes; however tape data shows No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -x7 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/xxxx; however tape data shows xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: This is a conventional loan. LTV at the origination is unable to determine as an appraisal report is missing from the loan file. Final x003 reflect monthly MI in the amount of $48.x3; however, MI certificate is missing in the loan files.   Tape Source: Initial   Tape Type:
Field: Lien Priority Type   Loan Value: First   Tape Value: Second   Variance:    Variance %:    Comment: Lien priority type is first; however tape data shows Second.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/x/x059 Tape Value: 4/x/x0x4 Variance: xx7x4 (Days) Variance %: Comment: Stated maturity date is xx/xx/xxxx; however tape data shows xx/xx/xxxx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is a conventional loan. LTV at the origination is unable to determine as an appraisal report is missing from the loan file. Final xxxx reflect monthly MI in the amount of $xx.xx; however, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
																									* Missing Required State Disclosures (Lvl x) "The subject property is located in Georgia State. Disclosure of Additional Fees is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13387376	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$18,414.92	2.000%	$348.86	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated xx
xx

There are two state tax liens against the borrower, the first was recorded onxx
For parcel# Nxx xx xx
Combined taxes of xx are paid in x installments the amount ofxx
Combined taxes of xx are paid in x installments the amount of xx
Combined taxes of xx are paid in x installments the amount of xx
Combined taxes of xx are paid in x installments the amount of $xx.xx. No prior year delinquent taxes have been found.
According to the payment history the borrower is current with the loan. The last payment was received on x/x/xxxx in the amount of $xxx.xx and the next due date for payment on x/x/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx.xx. The UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history the borrower is current with the loan. The last payment was received on x/x/xxxx in the amount of $xxx.xx and the next due date for payment on x/x/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx.xx.
The loan was modified once since origination.
The current property occupancy and condition is unable to be determined; however, no estimated repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed for bankruptcy under chapter-xx with the case# xx-xxxx onxx/xx/xxxx.The plan confirmed on xx/xx/xxxx. The POC was filed by the creditor xx , D/B/A on xx/xx/xxxxThe POC amount of claim is xxx,xx.xx and amount of arrearage is xx.As per the schedule D of Voluntary Petition the amount of claim without deduct the value of collateral is xx and Value of collateral is $xxx,xx.xx. However the unsecured portion is xxThe post petition date is x/x/xxxx. The order confirming chapter xx plan the As per amended chapter xx plan dated x/x/xxxx The Debtor shall pay to the Trustee the amount of $ x,xxx.xx per month. There is no comment indicating for cram down.	According to the modification, the loan was modified on xx between the borrower’s xx and Lender is xx . The new modified principal balance as per modification is in the amount of xx with initial interest rate of x.xx % which will step up in three steps up to x.xx% and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The maturity date as per modification is xx. The interest bearing amount is xx.The deferred balance is xx.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: 359 Tape Value: 360 |---| -x |----| -0.x7777% Comment: The amortization type is 360. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: $x9498.8x   Tape Value: $x7x05.xx   Variance: $x393.60   Variance %: 8.83077%   Comment: Current bankruptcy arrearage amount is $x9,498.8x   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $x84x4.9x   Tape Value: $x84x4.3x   Variance: $0.60   Variance %: 0.003x5%   Comment: Thedeferred balance is $x8,4x4.9x.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is fixed and it is step as per modification.   Tape Source: Initial   Tape Type:
Field: Mod Step x P&I   Loan Value: $348.88   Tape Value: $348.66   Variance: $0.xx   Variance %: 0.06309%   Comment: Mod step x P&I is $348.88.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 P&I   Loan Value: $446.80   Tape Value: $446.60   Variance: $0.x0   Variance %: 0.04478%   Comment: Mod step 3 P&I is $446.80   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx4780.8x   Tape Value: $xx9x5.00   Variance: $x865.8x   Variance %: x.35067%   Comment: Principal balance in mos is $xx4,780.8x   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per review, the application purpose is debt consolidation.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/x/x05x   Tape Value: xx/x/x036   Variance: 5x93 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Forgiven Principal Amount   Loan Value: $0.00   Tape Value: $4935.97   Variance: $-4935.97   Variance %: -x00.00000%   Comment: Total forgiven is $0.00   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $99789.7x Tape Value: $x03574.35 Variance: $-3784.64 Variance %: -3.65403% Comment: As per payment history review, the UPB is $99,789.7x. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the OH state. The following state disclosures are missing from the loan file:

x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80683182	xx	700	669	30.213%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$215,023.83	5.750%	$1,215.27	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated oxx
The chain of the assignment has been completed. The latest assignment is with Wixx
There is a junior mortgage in the favor of txx
There is a civil judgment in the favor of Gxx
There is a child support lien in the favor of xx
There is a state tax lien in the favor ofxx
There is a civil judgment in the favor of xx
There is an HOA lien in the favor ofxx  . However, the property address does not match with the subject property.
There is a civil judgment in the favor of xx  in the amount oxx
There is a civil judgment in the favor of xx
Annual installment of county jurisdiction tax of xx/xx has been delinquent in the amount ofxx which was due on xx and good through till xx.	According to the review of payment history as ofxx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the borrower is current with the loan. The last payment was received onxx/xx/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of $xxx,xx.xx.
As per the comment datedxx/xx/xxxx, the reason for default is the borrower quit the job x years ago.
The modification agreement was signed between the borrowerxx  and the lender xx N A onxx/xx/xxxx.
As per the collection comments, the bankruptcy has not been filed.
No comments have been found regarding the foreclosure.
The servicing comment datedxx/xx/xxxx shows that the subject property has been occupied by the owner. The latest BPO is not available.
As per the comment datedxx/xx/xxxx, the subject property had damage due to flood and the pipe busted. The property needs repair in the amount of $xx,xxx.xx. However, the homeowner's insurance refused to repair. No further details have been found regarding the repair.

Update: As per the servicing comment dated xx/xx/xxxx, the taxes for the year xxxx-xxxx are delinquent in the amount of $xx,xxx.xx. The xst installment of county taxes for xxxx-xx are delinquent in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx and the lender xx N A on xx. The Unpaid Principal Balance is xx with an interest rate of x.xx%. The interest rate borrower will pay will change after five years from the date of this modification. The rate will increase by x.xx% per year, but in no event shall the rate exceed x.xx% or x.xx% whichever is less. The borrower promises to pay the monthly P&I of $xx.xx beginning from xx. The maturity is xx. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: x00 Tape Value: 360 |---| -x60 |----| -44.44444% Comment: Initial loan term was 360 months with xx0 interest only and x40 principal and interest. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 4/x/x0x7   Tape Value:xx/xx/xxxx   Variance: 4x706 (Days)   Variance %:    Comment: Per note the interest only period ends 4/x/x0x7.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.500%   Tape Value: 5.000%   Variance: 6.500%   Variance %: 6.50000%   Comment: Max rate at first adjustment is xx.500%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx    Tape Value: $x435.60   Variance: $xx55.80   Variance %: 5x.560x9%   Comment: Origina stated P&I is $3,369x.40.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Valuexx   Tape Value:xx    Variance: $xx50x3.83   Variance %: 9x.54878%   Comment: The latest modifiication agreement states a new principal balance of $449,897.33.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/x/x047 Tape Value: 4/x/x037 Variance: 365x (Days) Variance %: Comment: As per modification agreement, stated maturity date is 4/x/x047. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.Anti-Tying Disclosure
x.Privacy Notice
x.Notice of Right to Copy of Appraisal
x.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determine."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per HUD, the settlement date isxx/xx/xxxx which is not aligned with the note date x/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76026440	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$328.29	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx, shows that the subject mortgage was originated onxx
The chain of the assignment has been completed. The latest assignment is with xx
There is a junior mortgage which was originated on xx and recorded on xx
Annual installment of combined jurisdiction tax of xx has been paid in the amount of $xx on xx.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the amount of $xx,xxx.xx.
The reason for default has not been mentioned in the latest collection comments.
The loan modification agreement was made between (borrower) xx on xx/xx/xxxx.
No comments have been found regarding the foreclosure proceedings on the subject property.
As per the collection comments, the bankruptcy has not been filed.
The subject property has been occupied by the owner.
As per comment datedxx/xx/xxxx, the property had roof damage. As per th comment datedxx/xx/xxxx, the borrower states that he is going to pay out of pocket for the roof. No details were found regarding the insurance claim. Details regarding repairs are unavailable. The latest BPO is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx , on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xx.xx beginning from xx. The maturity is xx. There is no provision for the balloon payment. Previously, the loan has been modified on xx, xx. The note was amended on xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Borrower Last Name Loan Value:xx Tape Value:xx
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The current status of loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: The mortgage type is FHA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx.00   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: xx.xx%   Comment: The Note reflects the Original Stated P&I as $xx.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:xx    Tape Value: x.00000%   Variance: -0.x0000%   Variance %: -0.x0000%   Comment: The Note reflects the Original Stated Rate as x.x00%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx    Tape Value: xx.   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the tax service fee test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xx% Comparison Data x.xx% Variance -x.xx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

Tax Service Fee Test: FAIL Loan Data $xx.xx Comparison Data $x.xx Variance +$xx.xx
This loan failed the tax service fee test.
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Final TIL Missing or Not Executed (Lvl x)     "TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the state of Texas. The following required State Disclosures are missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Choice of Insurance Notice
x.Collateral Protection Insurance Disclosure
x.Non-Deposit Investment Product Disclosure Are there any promotional materials?
x.Insurance Solicitation/Post Commitment Requirement
x.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Hud the settlement date is xx, which is not aligned with note date xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92538949	xx	Unavailable	Not Applicable	76.644%	First	Final policy	Not Applicable	x	xx	xx	$112,275.29	4.500%	$2,020.41	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx
There is a junior mortgage against the subject property in favor of xx . in the amount of xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/xxxx to xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx/xx/xxxx. The loan was modified twice since origination. The loan modification was last made effective from xx/xx/xxxx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and started from the first payment on xx/xx/xxxx and to be ended with the maturity date of xx/xx/xxxx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/xxxx. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
The borrower xx had filed for bankruptcy under chapter xx with case # xx-xx on xx/xx/xxxx. The POC was not filed and the motion for relief from automatic stay was filed on xx/xx/xxxx. The bankruptcy case was dismissed on xx/xx/xxxx and also got terminated on xx/xx/xxxx.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan. The foreclosure was referred to attorney on x/x/xxxx. However, the foreclosure put on hold due to loan modification workout. The modification agreement was filed onxx/xx/xxxx, and as per payment history is available up toxx/xx/xxxx states that the last payment has been made onxx/xx/xxxx for the due date of x/x/xxxx. Further details regarding the foreclosure are not available.
Bankruptcy Comments:The borrower x x had filed for bankruptcy under chapter xx with case # xx-xx on xx/xx/xxxx. The POC was not filed and the motion for relief from automatic stay was filed on xx/xx/xxxx. The bankruptcy case was dismissed on xx/xx/xxxx and also got terminated on xx/xx/xxxx.	Loan Modification agreement was made between borrowers xx with xx FSB, d/b/axx as trustee of the xx on effective date of xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx. The unpaid principal balance that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrowers have been filed the bankruptcy chapter 7 & x3, which are discharged. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was in foreclosure, but it has put on hold due to modification workout.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx/xx/xxxx   Tape Value:xx/xx/xxxx   Variance: -x0 (Days)   Variance %:    Comment: Doc Date of Last modification isxx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed TIL (Lvl 3) "Final TIL is not signed by the borrower."	* DTI > xx% (Lvl x) "According final xxxx, the total income of borrower is $xx,xxx.xx and expenses are of $x,xxx.xx hence DTI is exceeded the standard threshold of xx.xx%. The current DTI is xx.xxx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Texas. The following state disclosures are missing from the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36719817	xx	Unavailable	Not Applicable	39.659%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$2,000.11	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was oxx
There is one judgment against the borrower in the amount of xx which was recorded on xx
There are multiple state tax liens against the borrower total in the amount of xx which were recorded in bxx
The first installments of annual county taxes for xx have been paid in the amount of xx
The second installments of annual county taxes for xx are due on xx in the amount of xx
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is performing and borrower is maxxhis monthly payments. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing and borrower is maxxhis monthly payments. The last payment was received on x/x/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% for the due date of x/x/xxxx. The next due date is x/x/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
The Fixed Loan Modification agreement was made on an effective date ofxx/xx/xxxx between xx  (borrower) and “xx  (lender)”. The new principal balance is $xx,xxx.xx and the borrower had given promise to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the maturity date of x/x/xxxx.

According to the servicing comments and documents the foreclosure was initiated in xxxx. The complaint was filed onxx/xx/xxxx with case#Rxxxx-xxxxxx. The foreclosure file was put on hold due to the loan modified onxx/xx/xxxx and borrower is maxxthe payments as per mod and the loan is performing. No further details have been found regarding mod.
Foreclosure Comments:According to the servicing comments and documents the foreclosure was initiated in xxxx. The complaint was filed onxx/xx/xxxx with case#Rxxxx-xxxxxx. The foreclosure file was put on hold due to the loan modified onxx/xx/xxxx and borrower is maxxthe payments as per mod and the loan is performing. No further details have been found regarding mod.
Bankruptcy Comments:Not Applicable	The Fixed Loan Modification agreement was made on an effective date of xx betweenxx (borrower) and “xx ”. The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated in x0x7 and due to mod it was closed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.650%   Tape Value: 3.000%   Variance: 9.650%   Variance %: 9.65000%   Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/x/x059   Tape Value: 8/x/x037   Variance: 7854 (Days)   Variance %:    Comment: Original note data was used   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD rider is available with mortgage. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IL State and the required disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice,
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11741603	xx	695	Not Applicable	28.648%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$965.16	xx/xx/xxxx	Financial Hardship	Updated title report as of xx/xx shows subject mortgage was originated on xx. The update title reveals two outstanding HOA Liens with no amount listed. One is a HOA Foreclosure recorded on xx and the other is an HOA Lien recorded onxx but in Assignment Shows Legal descriptionas"Lot xx"].	The Payment History as of xx/xx/xxxx reveals that the loan is current and next due for x/x/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. The current P&I is $x,xxx.xx and rate of interest is x.xxxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Current Status: The loan is performing and next due date is x/x/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xx.xx and it was applied for the due date xx/xx/xxxx.
The foreclosure sale was scheduled for x/x/xxxx. The comment dated xx/xx/xxxx states, the loan was reinstated as reinstatement funds were applied to this loan.

No evidence of damage or repair has been found.
Foreclosure Comments:As per comment datedxx/xx/xxxx, the loan was referred to attorney for foreclosure.  The foreclosure sale was scheduled for x/x/xxxx. The comment dated xx/xx/xxxx states, the loan was reinstated as reinstatement funds were applied to this loan.
Bankruptcy Comments:Borrower filed bankruptcy under chapter-xx with the case # xx-xxxxx-rbk on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed by xx t A on xx/xx/xxxx for the secured claim in the amount of xx and an arrearage in the amount of xx. The case was dismissed on xx/xx/xxxx and it was terminated onxx/xx/xxxx.	Loan Modification agreement was made betweenxx and xx ., on xx. The new principal balance is xx. The agreement is a step amortization type with the first payment in the amount of $xx.xx is due on xx and the interest rate is x.xx% and graduates to x.xx% in x years until maturity.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Pacer Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Servicing comments show, forelcosure actions on the property.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/x/x0xx   Tape Value: xx/xx/xxxx   Variance: 44 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan was modified.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $965.x6   Tape Value: $x093.x6   Variance: $-xx8.00   Variance %: -xx.709x7%   Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: x.000%   Tape Value: 3.375%   Variance: -x.375%   Variance %: -x.37500%   Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/x/x037   Tape Value: 6/x/x037   Variance: x83 (Days)   Variance %:    Comment: Loan was modified.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
																									* Settlement date is different from note date (Lvl x) "As per HUD, the settlement date isxx/xx/xxxx which is different than note datexx/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58017859	xx	Unavailable	Not Applicable	46.848%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$495.18	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx active liens and judgment have been found on updated title report. x installment of combined tax for the year of xx has been paid on xx in the amount of $xx.xx. x installment of combined tax for the year of xx has been paid on xx in the amount of $xx.xx.	Review of the payment history provided from xx/xx/xxxx toxx/xx/xxxx reveals that borrower is performing. The last payment was received in the amount of $xxx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The subject loan is in performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of $xx.xx onxx/xx/xxxx which was applied for the due date of x/x/xxxx. The next due date is x/x/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xx.xx which began on xx/x/xxxx. The new principal balance is $xx,xxx.xx. The interest bearing amount is $xx,xxx.xx and the maturity date is xx/x/xxxx. Reason for Modification is Financial Hardship. No information has been found regarding the foreclosure in the available servicing comments. PACER did not reflect any bankruptcy filed by the borrower.
Foreclosure Comments:As per the loan filed found the xxxx comment and according to the comment dated xx/x/xxxx, the foreclosure file was referred to an attorney onxx/xx/xxxx with case# xxxx-CH-xxx. The Foreclosure was on hold due to the modification. Collection comments are available from x/x/xxxx toxx/xx/xxxx. However; the comments are missing from x/x/xxxx toxx/xx/xxxx, x/x/xxxx toxx/xx/xxxx and xx/x/xxxx toxx/xx/xxxx as we required latest. No further information has been found.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xx.xx which began on xx. The new principal balance is xxThe interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Dicsloures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape data currently in foreclosure is no, however according to collection comment it is yes. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x0/x/x033 Tape Value: 9/x/x040 Variance: -x5x7 (Days) Variance %: Comment: As per tape data stated maturity date is 9/x/x040, however according to collection comment it is x0/x/x033. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-x is available in the loan file but it is not signed by borrower."	* Missing credit report (Lvl x) "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77723547	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$418.80	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage wxx
No active judgments or liens have been found.
x installment of combined jurisdiction tax of xx is due in the amount of $xx.xx on xx.
x installment of combined jurisdiction tax of xx is due in the amount of $xx.xx on xx.
x installment of combined jurisdiction tax of xx has been paid in the amount of $xx.xx.
x installment of combined jurisdiction tax of xx has been paid in the amount of $xx.xx.
Annual installment of combined jurisdiction tax of xx has been paid in the amount of $xx.xx.
No prior year delinquent taxes have been found.	According to the review of payment history as of x/x/xxxx, the borrower is current with the loan. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received on x/x/xxxx which was applied for the due date of x/x/xxxx and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected in the amount of xx.
The reason for default has not been mentioned in the latest collection comments.
The loan modification agreement was made between (borrower)xx  (Lender) Wxx on xx/xx/xxxx.
No comments have been found regarding the foreclosure.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment dated xx/x/xxxx, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx , on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xx.xx beginning from xx. The maturity is xx. There is no provision for the balloon payment.	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Amortized Term (Calculated) Loan Value: 36x Tape Value: 360 |---| x |----| 0.x7777% Comment: Amortized term is 36x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x0/x/x048   Tape Value: 6/5/x036   Variance: 450x (Days)   Variance %:    Comment: Stated maturity date is x0/x/x048.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xxTape Value: xx Variance: $63.x0 Variance %:xx % Comment: As per payment history, UPB is $65,888.8x. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33018156	xx	811	Not Applicable	47.708%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$928.39	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx which was recorded on xx withxx
The chain of assignment is complete.
There are no judgments and liens
Thex installment of county taxes for the year of xx is delinquent in the amount of $xx.xx with the good though date xx.
Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $xxx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. Review of the payment history available fromxx/xx/xxxx toxx/xx/xxxx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of $xx.xx which was applied to due date of x/x/xxxx and the next due date is x/x/xxxx. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of $xx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $60000.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $60000.00   Variance: $-60000.00   Variance %: -x00.00000%   Comment: Deferred principal (Modification ) per Payment history is $0.00 however tape data is $60,000.00.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $x40000.00   Tape Value: $x80000.00   Variance: $60000.00   Variance %: 33.33333%   Comment: Principal Balance stated in mod is $x40,000.00 however tape data is $x80,000.00.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/x/x058   Tape Value: x0/x/x037   Variance: 773x (Days)   Variance %:    Comment: Stated property type is xx/x/x058 however tape data is x0/x/x037.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Low Rise Condo (x-4 Stories) Variance: Variance %: Comment: Subject property type is PUD however tape data is Low rise condo(x-4 Stories) Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan data - $xxx,xxx.xx Comparision data - $xxx,xxx.xx Variance - -$xx,xxx.xx.
TILA APR Test: FAIL Loan data - x.xxx%  Comparision data - x.xxx% Variance - -x.xxx%."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the file."
																									* Settlement date is different from note date (Lvl x) "Settlement date isxx/xx/xxxx which is different from note date ofxx/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28893307	xx	Unavailable	Not Applicable	44.645%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$85,000.00	5.000%	$1,277.82	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated oxx
The chain of assignment is complete. The latest assignment of mortgage isxx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
Provided payment history as of xx/xx/xxxx, reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing. Provided payment history from xx/xx/xxxx to xx/xx/xxxx reveals that the loan is performing. The next due date for the payment is xx/xx/xxxx. The last payment of xx/xx/xxxx was received on xx/xx/xxxx in the amount of $x,xxx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/xxxx, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx/xx/xxxx. The loan was modified once since origination. The loan modification was last made effective from xx/xx/xxxx.
The borrower promised to pay the unpaid principal balance of $xx,xxx.xx with interest rate of x.xxx% with P&I of xx with fixed amortized type and started from the first payment on xx/xx/xxxx and to be ended with the maturity date of xx/xx/xxxx.
According to the modification agreement made on xx/xx/xxxx the new principal is in the amount of $xxx,xxx.xx with interest rate of x.xx%. In addition to this the lender shall reduce by the sum of $xx,xxx.xx on xx/xx/xxxx and shall be reduced an additional sum of $xx,xxx.xx on xx/xx/xxxx. It is the intent that if all timely payments are made for the xx months of the term of this amended note, then the outstanding principal balance of this amended note shall be $xxx,xxx.xx, and that if all timely payments are made for the first xx months of the term of this amended note, then the outstanding principal balance of this amended note shall be $xx,xxx.xx. The lender also agrees to reduce the principal balance permanently in the amount of $xx,xxx which exceeds x% of the modified principal amount.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx with Wxx on effective date of xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
According to the modification agreement made on xx the new principal is in the amount of xx with interest rate of x.xx%. In addition to this the lender shall reduce by the sum of xx on xx and shall be reduced an additional sum of xx on xx. It is the intent that if all timely payments are made for the xx months of the term of this amended note, then the outstanding principal balance of this amended note shall be xx, and that if all timely payments are made for the first xx months of the term of this amended note, then the outstanding principal balance of this amended note shall be xx. According to the modification agreement made on xx the new principal is in the amount of xx with interest rate of x.xx%. In addition to this the lender shall reduce by the sum of xx on xx and shall be reduced an additional sum of xx on xx. It is the intent that if all timely payments are made for the xx months of the term of this amended note, then the outstanding principal balance of this amended note shall be xx, and that if all timely payments are made for the first xx months of the term of this amended note, then the outstanding principal balance of this amended note shall be xx. This principal forgiven amount exceeds x% of modified balance.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $350000.00   Tape Value: $x65000.00   Variance: $85000.00   Variance %: 3x.07547%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/x/x058   Tape Value: x/x/x039   Variance: 7x74 (Days)   Variance %:    Comment: Data retrieved from the modification   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Florida. The following state disclosures are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11794742	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$397.45	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that thxx
Property Tax Status;
x) Annual county taxes for the year of xx have been paid in the amount oxx
x) Annual city taxes for the year of xx are delinquent for the amount of $x.xx which were due on xx with the good through date of xx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is maxxregular payments. Loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Collection comments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is maxxregular payments. Loan payment is currently x month delinquent. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of xxThe current interest rate is x.xxx% with P&I in the amount of $xx.xx.
Loan Modification agreement was made between borrower “xx  and lender “xx ” on effective date xx/xx/xxxx.
The borrower agree to pay the UPB of $xx,xxx.xx with interest rate of x.xxx % and P&I of $xx.xx with fixed amortized type beginning from first payment date xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
The borrowerxx  had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The plan was dismissed on xx/xx/xxxx and was fully later terminated on xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan in xxxx. The same comment date shows that the foreclosure sale date was set for xx/xx/xxxx; however, the comment dated xx/xx/xxxx shows that the foreclosure process was put on hold due to modification plan. No more further information regarding foreclosure activity is available in the collection comments.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan in xxxx. The same comment date shows that the foreclosure sale date was set for xx/xx/xxxx; however, the comment dated xx/xx/xxxx shows that the foreclosure process was put on hold due to modification plan. No more further information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:The borrower Samuel Elijah had filed bankruptcy under chapter xx with case#xx-xxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. The plan was dismissed on xx/xx/xxxx and was fully later terminated on xx/xx/xxxx.	Loan Modification agreement was made between borrower “xx .” on effective date xx.
The borrower agree to pay the UPB of xx with interest rate of x.xx % and P&I of $xx.xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER bankruptcy found in loan file. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/x/x048   Tape Value: xx/xx/xxxx   Variance: x90x5 (Days)   Variance %:    Comment: Stated maturity date is xx/x/x048.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Valuexx Tape Value: xx Variance: $78.03 Variance %: 0.xx09% Comment: As per payment history unpaid current principal balance is $69,69x.4x. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "As per lost note affidavit located at " x” shows original note has been lost or damaged. However, there is a copy of note available in loan file under doc locator 3."	* Application Missing (Lvl x) "Final application is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49853885	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title Report dated xx shows the subject mortgage was originated onxx
There is one civil judgment against the borrower found open in the amount of xx favor of x xx
According to updated title report, annual county taxes for the year of xx have been paid in the amount ofxx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is currently performing. The last payment was received on x/x/xxxx in the amount of $xxx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of payment history, the borrower is currently performing. The last payment was received on x/x/xxxx in the amount of $xx.xx which was applied to x/x/xxxx. The next due date is x/x/xxxx. As per payment history, the current UPB is being reflected in the amount of $xxx,xx.xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of PACER, bankruptcy is not initiated on the loan.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-x Closing Statement
Initial x003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing in the loan file."
* Assets Verification (Lvl 3)     "Missing Assets Verification stated on the Final x003."
* Compliance Testing (Lvl 3)     "Unable to test compliance because all Loan Estimates and Closing Disclosures are missing in the loan file."
* Credit report incomplete (Lvl 3)     "Missing Credit report within 90 days of closing."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Missing Homeownership Counseling Disclosure in loan file."
* HUD-x Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure datedxx/xx/xxxx is missing in the loan file."
* Income documentation does not meet guidelines (Lvl 3)     "Missing income documentation to verify Borrower's income.
Missing last two years tax transcripts."
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "Missing Initial CD dated three days from receipt of Final CD.

Missing Final CD at Closing."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing AUS in file."
* Missing Initial x003_Application (Lvl 3)     "Missing Initial Application signed by the Borrower."
* Missing Initial LE (Lvl 3)     "Missing Initial LE dated within 3 days of LO signature."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s)."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Service Transfer is missing in the loan file. Initial Loan Estimate also missing in the loan file."
* Purchase Contract is missing (Lvl 3)     "Missing Purchase contract in file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is Missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Unable to test QM / ATR because all the credit and income documents are missing in the loan file.

ATR exception has been downgraded to level x as SOL has been expired. :- xx/xx/xxxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl x)     "Missing Intent to Proceed."
* Missing credit report (Lvl x)     "Credit report doc is missing from loan file."
																									* The final xxxx is missing (Lvl x) "Missing xxxx/Manual Approval"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69076197	xx	680	Not Applicable	51.973%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated xx
There is one junior mortgage originated onxx
xx/xx annual taxes will due on xx fir the amount ofxx The xx utility taxes are delinquent in the amount of xx
According to the payment history as of xx the borrower has been delinquent for x month and the next due is xx. The last payment was received on xx for the amount of $xx.xx(PITI) which was applied to xx.The monthly P&I is $xx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history as of xx/xx/xxxx the borrower has been delinquent for x month and the next due is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xx.xx(PITI) which was applied to x/x/xxxx.The monthly P&I is $xx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xx.xx.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxx. However, it was on hold due active bankruptcy.
The borrower xx  had filed bankruptcy under chapter xx with case#xx-xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
The subject property is owner occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxx. However, it was on hold due active bankruptcy.
The borrower xx  had filed bankruptcy under chapter xx with case#xx-xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with case#xx-xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx the amount of POC is $xxx,xxx.xx and the arrearage amount is xxThe chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxxx.xx for xx months.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Arrearage Amount Loan Value: $xx.xx Tape Value: $xx.xx |---| $xx.x0 |----| x.xx% Comment: Data from pacer Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Data tape   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The file was referred to an attorney on xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx :    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: The purpose of transaction is refinance   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $x00xx.xx Tape Value: $xx.xx Variance: $-xx.xx Variance %: -x.xx% Comment: Data feom payment history Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xx.xx or §xx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79737004	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$267.53	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated oxx
There is an active judgment in the favor of xx
There is an active State tax lien in the favor of Department ofxx
No prior year delinquent taxes have been found. Annual County taxes for the year xx have been paid on xx in the amount of $xx.xx.	As per the review of payment history as ofxx/xx/xxxx, the borrower is current with the loan and the next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx which was applied for due date x/x/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The borrower made x payments onxx/xx/xxxx, the payments were applied from x/x/xxxx to x/x/xxxx.	Collections Comments: As per the review of the servicing comments, the current loan status is in performing the borrower is current with the loan and the next due date for payment is x/x/xxxx. The last payment was received onxx/xx/xxxx which was applied for due date x/x/xxxx. The current P&I is in the amount of $xx.xx and current PITI is in the amount of $xx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of xx.
      The reason for default has not been mentioned in the latest collection comments.
This loan modification agreement was made between (borrower) xx and (Lender) x, x on x/x/xxxx.
The foreclosure was initiated. The file was referred to an attorney on xx/x/xxxx, the complaint filed date is unavailable. The foreclosure judgment was entered onxx/xx/xxxx. The foreclosure sale has been scheduled forxx/xx/xxxx. The order on motion to cancel the foreclosure sale was entered onxx/xx/xxxx. The final judgment was vacated with this order and the case was dismissed with prejudice.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment dated xx/x/xxxx, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/x/xxxx, the complaint filed date is unavailable. The foreclosure judgment was entered onxx/xx/xxxx. The foreclosure sale has been scheduled forxx/xx/xxxx. The order on motion to cancel the foreclosure sale was entered onxx/xx/xxxx. The final judgment was vacated with this order and the case was dismissed with prejudice.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx , inc on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xx.xx beginning from xx. The maturity is xx. The interest bearing amount is xxThere is no provision for the balloon payment. Previously, the loan has been modified on xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: The foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $5xx50.8x   Tape Value: $xx9439.45   Variance: $-77x88.63   Variance %: -59.63300%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x0/x/x044 Tape Value: 9/x/x034 Variance: 3683 (Days) Variance %: Comment: The Modification reflects Stated Maturity Date as x0/x/x044. Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x along with estimated HUD-x and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at ("Jean - Original LNA with Note for Referral"), Which states that The Original Note has been misplaced and/Or Lost. The Lost Note Affidavit was executed on xx/xx/xxxx."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final Truth in Lending Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the Florida state. The following state disclosures are missing from the loan file:
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80950752	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$507.21	xx/xx/xxxx	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx
There are x state tax liens, x civil judgment and x IRS lien against the borrower.
The state tax liens are in the favor of NC Department of x.
The first was recorded xx for the amount of xx
The second was recorded xx for the amount of xx
The third was recorded xx for the amount of xx
The fourth was recorded xx for the amount of $xx
The fifth was recorded xx for the amount of $xx
The IRS lien was recorded on xx for the amount of $xx.xx in the favor of xx
The civil judgment was recorded on xx for the amount of $xx.xx in the favor of xx
xx city county taxes are paid in the amount of $xx.xx. xx county taxes are delinquent in the amount of $xx.xx with the good through of xx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx, the payment applied date was x/x/xxxx, and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received onxx/xx/xxxx, the payment applied date was x/x/xxxx, and the next due date for payment is x/x/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xx.xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/xxxx borrower filed for bankruptcy under Chapter xx with case#xx-xxxxxx. No more evidence is available regarding current bankruptcy status.
No comments have been found regarding the foreclosure and bankruptcy.
The loan has modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update:
As per the comment dated xx/xx/xxxx borrower filed for bankruptcy under Chapter xx with case#xx-xxxxxx. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrowers xx on xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting x.xx % and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The maturity date as per modification is xx. The amount of xx is the interest bearing amount. The modification does not contain balloon payment. This loan was modified once.	Credit Application Credit Report Missing Required State Disclosures	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Current legal status is Foreclosure. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/xxxx   Tape Value: x/8/x0x8   Variance: -59 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/xxxx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x0.x4900%   Tape Value: x0.x49x0%   Variance: -0.000x0%   Variance %: -0.000x0%   Comment: Note reflects original stated rate as x0.x49x%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/x/x047 Tape Value: xx/xx/xxxx Variance: 5x04 (Days) Variance %: Comment: Modification agreement reflects maturity date is xx/x/x047. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing in the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state.
The following disclosures are missing from the loan file:
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74507859	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$1,208.94	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated xx
No active liens and judgment have been found on updated title report.
Annual Combined tax of xx has been partially paid in the amount of $xx.xx and the transaction date is unavailable.
Annual Combined tax of xx is in delinquency in the amount of $xx.xx (remaining after payment) and it is good through on xx.
Review of the payment history provided from xx to xx reveals that borrower is performing. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.	Collections Comments:The subject loan is in Performing. Review of the collection comments state that the borrower is performing. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.
No information has been found regarding the foreclosure proceeding on the subject property.
PACER did not reflect any bankruptcy filed by the borrower.
Foreclosure Comments:Comment dated xx stated that foreclosure sale date set for xx. Comment dated xx stated that modification was approved with interest rate x.xx% and UPB was xx started from xx and maturity date was xx, With P&I $xx.xx.  Comment dated xx stated that postpone sale of this property due to Modification from xx to xx. Comment dated xx stated that modification was approved from xx to maturity date xx of interest rate x.xx %, UPB was xxP&I was xx.xx.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Credit Application Credit Report	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Currently in foreclosure is yes however tape data is No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx however tape data is xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Loan application is missing from the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is Moderate due to Brokerage/Finder Fee Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulation Test Failed due to Brokerage/Finder Fee Test.
Brokerage/Finder Fee Test shows Loan Data $x,xxx.xx, Comparison Data $x,xx.xx and Variance +$x,xxx.xx.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not signed by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15462993	xx	552	Not Applicable	28.059%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.109%	$270.58	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated onxx
There is one civil judgment against the borrower found open favor of xx
According to updated title report, annual combined taxes for the year of xx was paid in the amount ofxx and annual combined taxes for the year of xx is delinquent in the amount of $xx.xx which was due on xx and good through date is xx.	Latest payment history is missing from the loan file. According to payment history tape data borrower is currently performing. Next due date is xx. Last payment received date unable to be confirmed from the payment history. According to payment history tape data current UPB is xx	Collections Comments:Latest payment history is missing from the loan file. According to payment history tape data borrower is currently performing. Next due date is xx. Last payment received date unable to be confirmed from the payment history. According to payment history tape data current UPB is xx
Borrower has filed bankruptcy under Chapter xx, case # xx-xx on xx and plan was confirmed on xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. Motion for relief from stay was filed on xx. The case was discharged on xx and terminated on xx.
Reason for default unable to be confirmed from the servicing comment.
Subject property is owner occupied. No information has been found regarding any damage or repair.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx on xx and plan was confirmed on xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx per month for the xx months. Motion for relief from stay was filed on xx. The case was discharged on xx and terminated on xx.	This loan modification was done on xx between the xx . The amortization type is step and new unpaid Principal balance is xx and modification original rate is x.xx % and Monthly P&I is $xx.xx. The modification payment start date is xx and new maturity date is xx.
Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER post close bankruptcy found with case # xx-xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan modification agreement has step amortization.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Loan got modified and new maturity date is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62182893	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$1,591.90	3.250%	$417.55	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated onxx	As per provided tape data the loan is performing and borrower is maxxhis monthly payments. The last payment received date is not available and the payment was made in the amount of $xx.xx with interest rate of x.xx% for the due date of xx. The next due date is xx. The provided tape data as of xx reflects the current UPB in the amount of xx

Collections Comments:Loan currently is in performing. As per tape data, the payment history dated xx shows that the borrower is no more delinquent till date and next payment due date is xx. The last payment was received in the amount of $xx.xx which was applied for the due date on xx.The current UPB is in the amount of xxThe UPB as of date is not mentioned in the updated payment history. Hence, we have considered the UPB as per tape data According to the PACER, the borrower had filed bankruptcy under chapter-x with the case#xx-xx on xx.Currently the Bankruptcy is not in active status since it was discharged on xx and was fully terminated on xx.No details have been found regarding foreclosure in collection comments. No latest BPO report available in the loan file. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with the case#xx-xx on xx. Currently the Bankruptcy is not in active status since it was discharged on xx and was fully terminated on xx.	The loan modification agreement was made on xx with a new principal balance of xx with fixed rate of x.xx%. The borrower promised to pay monthly P&I payment in the amount of $xx.xx beginning on xx till the maturity date of xx. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Applcation is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is located in "Georgia" State. The following state disclosures are missing from loan files.
x) Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x) Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file,"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50481947	xx	676	675	37.233%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$415.79	xx/xx/xxxx	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated xx

The chain of the assignment has been completed. The latest assignment is xx
Trustee For xx

No judgment and liens were open against the borrower.
There is one senior mortgage active against the subject property is in the favor of Pxx
xx county annual taxes have been paid in the amount of xx
No prior years delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for xx month. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The borrower is current with the loan. The borrower is currently delinquent for xx month. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected as per the payment history is in the amount of xxUnable to determine the reason for default. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xx on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xxThe plan was confirmed on xx. According to chapter xx trustee final report, debtor was paid claim in the amount of $xx.xx. The debtor discharged on xx.	According to the modification, the loan was modified on xx in between the borrower xx The new modified principal balance per modification is in the amount of xx with interest rate starting at x.xx % and borrower promises to pay P&I in the amount of $xx.xx beginning on xx. The maturity date reflects per modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Prepayment Penalty Rider Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per pacer bankruptcy status is yes; however tape reflects no. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per modification the doc date is xx and the signature date is xx/xx/xxxx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: As per appraisal the appraised value is xx; however tape reflects xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Audit value maturity date is modification maturity date   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report subject property type is pud; however tape reflects single family. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees First Lien Test: Result: FAIL Loan Data: $x,xxx.xx Comparison Data: $x.xx Variance: +$x,xxx.xx

This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees First Lien Test: Result: FAIL Loan Data: $x,xxx.xx Comparison Data: $x.xx Variance: +$x,xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MO State. The following state disclosures are missing in the loan files.
MO Collateral Protection Act Notice
Borrower's Choice of Insurer or Agent"
* Prepayment Rider Missing (Lvl x)     "Prepayment rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91192451	xx	715	Not Applicable	32.102%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$289.78	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx, recorded on xx and originated by xx
Annual county taxes for the year of xx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx to xx states that the borrower has been delinquent for x month. The last payment was received in the amount of $xx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:Review of the payment history available from xx to xx states that the borrower has been delinquent for x month. The last payment was received in the amount of $xx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.
Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.
Reason for default is decreased income.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowerxx and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx  with interest rate of x.xx % with P&I of $xx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Missing Required State Disclosures	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Occupied by Unknown Party |---| |----| Comment: occupancy is owner, tape shows unknown party. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last mod is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan doc type is full documentation, tape shows No verification stated income   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinace per application is lower rate , tape shows cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx, tape shows xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MA State. The following state disclosures are missing from the loan file:
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
																									x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34562054	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.800%	$956.40	xx/xx/xxxx	Financial Hardship	Review of updated title report dated on xx shows that the subject mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to "xx
Active junior or senior judgments/liens/mortgages:

x.  There are x active "Notice of Assessment Liens/HOA liens" available in the updated title report  against the subject property in favor of “xx

The annual City taxes for xx have been paid in full in the amount of xx

The annual School taxes for xx have been paid in full in the amount of xx

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx, the loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx.xx for the due date of xx. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +x months and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of $xx.xx for the due date of xx. The UPB as of the date is in the amount of xx.
The property is currently occupied by owner.
No evidences are available in the latest xx months servicing comments regarding prior or current Bankruptcy filings.
The foreclosure proceedings were initiated in xx and the sale was scheduled for xx but it was placed on hold as borrower reinstated the loan by maxxfunds.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:The foreclosure proceedings were initiated in xx and the sale was scheduled for xx but it was placed on hold as borrower reinstated the loan by maxxfunds.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx with new principal balance of xx. The borrower promises to pay the new modified P&I of $xx.xx with the new fixed interest rate of x.xx% beginning from xx to the new maturity date of xx.
Affiliated Business Disclosure Condo/PUD Rider Credit Application Credit Report Prepayment Penalty Rider	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -x |----| -x.xx% Comment: Amortized term is xx however the tape data shows xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of Last Modification is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original Appraisal date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: State Maturity date is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Condo / PUD rider Missing (Lvl x)     "The Appraisal report at origination showing the subject property is a PUD but no such rider is attached with the recorded copy of the subject mortgage."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by all the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19721086	xx	666	Not Applicable	23.742%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$1,748.66	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated onxx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx to xx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history available from xx to xx states that the borrower has been maxxpayments regularly. The last payment was received in the amount of xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.
Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Amortized Term (Calculated) Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: Prime - WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last mod is xx, tape shows xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan doc type is full documentation   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: MAx rate at first is x.xx, tape shows x.xx   Tape Source: Initial   Tape Type:
Field: MI Certificate Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI certificate number is not available , tape shows xxx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: RMIC (Republic)   Variance:    Variance %:    Comment: MI company is Unavailable, tape shows RMIC.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xxE   Variance:    Variance %:    Comment: Property address street xx tape shows xA Filed AVE.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refianance per app is lower are, tape shows debt consolidation   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx, tape shows xx Tape Source: Initial Tape Type:	x: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional and the LTV isxx. Hence, the required MI certificate is missing from the loan file."	* Missing Required Disclosures (Lvl x) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State. The following state disclosures are missing from the loan file:
x.Expiration of Lock-in or Commitment Period
x.Radon Gas Disclosure
x.Anti-Coercion Notice"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52011772	xx	672	Not Applicable	44.156%	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	4.250%	$1,842.89	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated xx Annual County tax of xx has been paid on xx in the amount of $xx	Review of the payment history provided from xx to xx reveals that borrower is performing. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.	Collections Comments:The subjetc loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. In addition to this, there is a provision that xx from principal balance is eligible for forgiveness. It’s been provided that the borrower will not be in default on his new payments for twelve full monthly consecutive payments. Then the lender shall reduce xx from the principle balance of note. The maturity date is xx. Reason for Modification is Financial Hardship.
No information has been found regarding foreclosure on the subject property in the available servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of xx which began on xx. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. In addition to this, there is a provision that xx from principal balance is eligible for forgiveness. It’s been provided that the borrower will not be in default on his new payments for twelve full monthly consecutive payments. Then the lender shall reduce xx from the principle balance of note. The maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx.xx% Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - x month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property County Loan Value: dade Tape Value: Miami-Dade Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54309914	xx	Unavailable	Not Applicable	20.956%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$2,471.22	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage originated xx
The first was originated onxx
The first installment combined taxes have been paid in the amount of xx
The second installment county taxes have been due in the amount of xxNo prior year delinquent taxes have been found.

Review of the payment history provide by FCI Lender Services, Inc. for the period xx till xx shows that the borrower is current with the loan. The last payment received was in the amount of $xx.xx on xx for due date xx. The next due date is xx. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is x.xx%.	Collections Comments:Available servicing comments from xx till xx (xx months) states the loan is performing and the borrower is current with the loan. The loan has modifed once since origination.
According to the collection comments, the current occupancy and condition is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower xx on xx. The new modified rate is x.xx % and borrower promises to pay P&I in the amount of $xx.xx beginning xx. The new principal balance is xx. The maturity date is xx. This modification does not contain the balloon provision.	Credit Report	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The mod date as per the agreement is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per mod, the loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note Max rate at first adjustment is x.xx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx e   Tape Value: xx xx :    Variance %:    Comment: As per original Note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Application reflects the purpose of application is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The maturity date as per the mod is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The compliance risk is indicator is moderate as this loan has failed Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Late Fees Test:Result FAIL Loan Data xx.xx% Comparison Data x.xx% Variance+xx.xx%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Operative index value is unable to confirm (Lvl x) "An operative index value is unable to be determined from the available loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8056113	xx	Unavailable	Not Applicable	17.183%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$184,617.42	4.770%	$1,472.01	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx . There are x notices of special tax liens against the subject property which were recorded on xx & xx in favor of xx . There is a civil judgment in the amount of xx which was recorded on xx in favor ofxx . The second installment of county taxes for xx/xx is in delinquency in the amount of $xx.xx and the second installment of county taxes for xx/xx is in delinquency in the amount of $xx.xx with good through date of xx.	Review of payment history shows that the borrower is maxxpayments regularly. The last payment was received on xx in the amount of $xx.xx that was applied for the due date of xx. The next payment is due on xx. As per payment history, the current UPB is xx; however, the tape reflects UPB in amount of xx.	Collections Comments:The loan is performing. The borrower is maxxpayments regularly. The last payment was received on xx in the amount of $xx.xx that was applied for the due date of xx. The next payment is due on xx. The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xx%. The debtor Shahrokh Cohen had filed the bankruptcy under chapter x with case#xx-xx on xx. The debtor was discharged on xx and the bankruptcy was terminated on xx. Initially, the loan was originated with chapter xx and later converted into chapter x. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is xx. The MFR was filed on xx. No foreclosure activities have been found. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx  (borrower/debtor) had filed bankruptcy under chapter xx with the case#xx-xx on xx. The debtor filed chapter xx plan on xx which was confirmed on xx.As per the Schedule D (Doc#xx) filed by the debtor on xx, the amount of claim is xx and value of collateral for the claim is xx; hence, unsecured portion is xx. According to the chapter xx plan (Doc#xx) which was filed on xx, Class x of the secured claim includes creditor “xx ” with total claim amount of xx and secured claim amount of xx.
The property value has been crammed down to xx.	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xx%. As per New Mod Conversion sheet located at "xx_Mod Agreement_AS Modification_xx-xx-xx_xx", there is principal forgiven amount in the amount of xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - x month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Data retrieved from pacer   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Vacant   Variance:    Variance %:    Comment: Data retrieved from xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Data retrieved from modification   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Data retrieved from note as fix   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Data retrieved from modification   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: x.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Data retrieved from modification   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx.xx Tape Value: $xx.xx Variance: $xx.xx Variance %: x.xx% Comment: Data retrieved from modification Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "As per Final HUD-x, the settlement date is xx/x/xxxx, however, note date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71012795	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	x	xx	xx	Not Applicable	6.000%	$1,085.84	xx/xx/xxxx	Financial Hardship	Updated title report as of xx shows that the subject mortgage was originated on xx

The chain of assignment is not completed as the subject mortgage is currently assigned to xx
There is a water/sewer lien on the subject property in the amount of $xx.xx recorded on xx with xx

xx he updated title report in the amount of $xx.xx in favor of xx
The x installment of County tax for xx has been paid off in the amount of xx on xx and x installment of xx is due on xx.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx, the loan is currently performing and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx. The UPB as of the date is in the amount of xx.	Collections Comments:Tthe loan is currently performing and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. The servicing comment dated xx states that the sale was scheduled for xx and publications were scheduled for xx & xx; however, the sale was placed on hold due to loss mitigation on xx. The servicing comment dated xx starts that the borrower was offered a TPP for x months which was begun from xx to xx with monthly payment of xx but there are no evidence are available regarding the current status of TPP.
No evidences are available in the latest xx months servicing comments regarding prior Bankruptcy filings.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. The servicing comment dated xx states that the sale was scheduled for xx and publications were scheduled for xx & xx; however, the sale was placed on hold due to loss mitigation on xx. The servicing comment dated xx starts that the borrower was offered a TPP for x months which was begun from xx to xx with monthly payment of xx but there are no evidence are available regarding the current status of TPP.
Bankruptcy Comments:Not Applicable	Loan modification agreement has been made between borrower and lender effective from xx. As per MOD borrower agreed to pay the modified principal balance is xx with fixed interest rate of x.xx % and P&I of xx. First payment was started from xx and the maturity date is xx. This modification does not contain balloon provision.	Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Servicing comment shows that the foreclosure has been initiated on the loan. As per comment dated xx, the FC was referred to attorney. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Date of MOD is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $x.xx   Variance %: x.xx%   Comment: MOD P&I is $xx.xx, tape shows $xx.xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Maturity date is xx, tape shows xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD, tape shows single family Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x is missing from the loan file but the points and fees have been updated from the provided copy of estimated HUD-x is available in the file located at "Owen - HUD-x.""	* Application Missing (Lvl x) "Final application is missing from the loan file but the data updated from the provided initial xxxx is located at "Owen - xxxx.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is "Moderate" since this loan failed the TILA APR test as the APR is considered as x.xxx% as the final TIL is missing from the loan file.

TILA APR Test: FAIL     Charged: x.xxx%    Allowed: x.xxx%    Variance: -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test as the APR is considered as x.xxx% as the final TIL is missing from the loan file.

TILA APR Test: FAIL     Charged: x.xxx%    Allowed: x.xxx%    Variance: -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18729788	xx	689	Not Applicable	62.208%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$158,076.99	5.000%	$2,001.12	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated onxx The chain of assignment is complete as the subject mortgage is currently with xx No active judgment or liens are found pending. According to updated title report annual county taxes for the year of xx is delinquent in the amount of $xx.xx which was due on xx and good through date is xx.	As per the review of payment history, the borrower is currently performing. The last payment was received on xx in the amount of xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:As per the review of payment history, the borrower is currently performing. The last payment was received on xx in the amount of xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of xx.
Borrower has filed bankruptcy under Chapter xx, case # xx-xx on xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx for the first x months   and $xx.xx per month for the remaining xx months. Schedule-D in Voluntary petition shows $xx.xx as unsecured portion out of claim amount xx. No document or servicing comments have been found that indicates property had a cram down. POC was filed on xx in the amount of xx with amount of arrearage xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney. However, referral date is unable to be confirmed from the servicing comment. S&C was filed on xx. According to order on defendant motion to dismiss was filed on xx which was granted without prejudice. However, later foreclosure judgment was entered on xx and foreclosure sale was scheduled for xx.  Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Subject property is owner occupied.

Update:
As per the comment dated xx borrower filed for bankruptcy under Chapter xx with case#xx-xx. As per the comment dated xx, the borrower was discharged on future date xx. No more evidence is available regarding current bankruptcy status.
According to servicing comments dated xx, the subject property was damaged such as re-roof our home under the shingles we have to all roof and paint the estimated cost of repairs is xx and the number for repair our damage after Hurricane estimated cost of repairs is xx. There is no evidence to confirm the current status of repairs in the latest xx months of collection comments.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney. However, referral date is unable to be confirmed from the servicing comment. S&C was filed on xx. According to order on defendant motion to dismiss was filed on xx which was granted without prejudice. However, later foreclosure judgment was entered on xx and foreclosure sale was schedule for xx.  Due to filing of bankruptcy by borrower on xx FC process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx on xx and plan was confirmed on xx.
According to chapter xx plan debtor shall pay to the trustee in the amount of $xx.xx for the first x months   and $xx.xx per month for the remaining xx months. Schedule-D in Voluntary petition shows $xx.xx as unsecured portion out of claim amount xx. No document or servicing comments have been found that indicates property had a cram down. POC was filed on xx in the amount of xx with amount of arrearage xx.
This loan modification was done on xx between thexx (Borrower) &xx as Trustee of thexx Trust (Lender). The amortization type is step and new unpaid Principal balance is xx and lender forgiven the principal in the amount of xx and modification original rate is x.xx % and Monthly P&I is xx. The modification payment start date is xx and new maturity date is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Arrearage Amount Loan Value: $xx.xx Tape Value: $xx.xx |---| $xx.xx |----| x.xx% Comment: Current BK arrearage amount is xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently foreclosure is dismissed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment: Loan Documentation type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: x.xx%   Comment: Principal balance stated in Mod is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Property type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx.xx Tape Value: $xx.xx Variance: $-xx.xx Variance %: -x.xx% Comment: UPB per payment history is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan data is $xxxxxx.xx which is compared with $xxxxxx.xx and variance is -$xx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx% (Lvl x)     "As per Final xxxx datedxx/xx/xxxx, the total monthly income is in the amount of $xx,xxx.xx and the total monthly expenses are in the amount of $xxxx.xx. Hence, DTI is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Florida. The following required State Disclosure is missing in the loan file.
x. Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$34,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18202596	xx	Unavailable	Not Applicable	46.221%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$33,608.69	5.750%	$1,746.54	xx/xx/xxxx	Financial Hardship	The review of the updated title report dated xx states that the subject mortgage was originated xx
As per updated title report the property is currently vested in the name ofxx
The chain of assignment has been completed.  Currently, the mortgage is withxx
There are two junior mortgages active against subject property. These are follows,
x) There is a junior mortgage active against subject property in the amount of xx which was recorded onxx
x) There is a junior mortgage active against subject property. The amount is not updated. It was recorded onxx
Two State tax liens are active in the favor of State ofxx in the amount of xx and $xx.xx which was recorded on xx
The x and x installments of taxes for the year xx have been paid in the amount of xx.
No prior year delinquent taxes have been found.
The review of payment history as of dated xx shows that borrower is maxxpayments regularly. The next payment is due on xx. The last payment was received on xx in the amount of xx with the interest rate of x.xx% which was applied for the due date of xx. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per collection comments the loan is in active bankruptcy. The borrower is maxxpayments regularly. The next payment is due on xx. The last payment was received on xx in the amount of xx with the interest rate of x.xx% which was applied for the due date of xx. The current unpaid principal balance is in the amount of xx.
The loan was modified on xx. As per agreement the new principal balance is in the amount of xx. The amount xx is deferred from new principal balance. The total interest bearing principal is in the amount of $xx The borrower promises to pay P&I in the amount of xx with the interest rate of x.xx% which begun on xx. The maturity date of agreement is xx. The evidences of principal forgiveness are not available.
As per comments borrower has filed bankruptcy under chapter xx with the case no# xx-xx on xx. The creditor PROF-xx-Sx xV, by the U.S. had filed POC on xx. The amended POC was filed on xx by same creditor with the secured claim amount of xx.The arrearage amount was not mentioned. The amended plan was filed on xx. The plan was confirmed on xx. As per plan the debtor would pay monthly payment in the amount of xx toxx . Schedule D of a voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of the collateral that supports this claim is xx therefore; the unsecured portion is xx.The debtor is in active bankruptcy.
The prior bankruptcies were filed on xx and xx which were terminated on xx and xx respectively.

Foreclosure Comments:According to the foreclosure document located at “xx”, the foreclosure was referred to an attorney on xx. According to the notice of sheriff’s sale document located at “xx_xx-xx_Notice of Foreclosure Sale”, the foreclosure sale was scheduled on xx. However, the latest xx months collection comments does not reflects the foreclosure activity.
Bankruptcy Comments:According to the Pacer,xx (Debtor) has filed bankruptcy under chapter xx with the case no# xx-xx on xx. The creditor PROF-xx-Sx x x xx, by the U.S. had filed POC on xx. The amended POC was filed on xx by same creditor with the secured claim amount of xx.The arrearage amount was not mentioned. The amended plan was filed on xx. The plan was confirmed on xx. As per plan the debtor would pay monthly payment in the amount of xx to xx Schedule D of a voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of the collateral that supports this claim is xx therefore; the unsecured portion is xx.The debtor is in active bankruptcy.	Loan modification agreement was made between thexx (borrower) and Prof-xx-Sx Legal Title trust IV (Lender) on xx. As per agreement the new principal balance is in the amount of xx. The amount xx is deferred from new principal balance. The total interest bearing principal is in the amount of $xx The borrower promises to pay P&I in the amount of xx with the interest rate of x.xx% which begun on xx. The maturity date of agreement is xx. The evidences of principal forgiveness are not available.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: According to the payment history the current legal status is Bankruptcy- current. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per modification document maturity date is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase Risk indicator is Moderate:
x) This loan failed TILA Finance Charge Test:
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed TILA Finance Charge Test:
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio, However, the following state disclosures are missing from the loan file.

x) ?Equal Credit Availability Notice
?x) Insurance Tying Disclosure
x) ?Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																									* Settlement date is different from note date (Lvl x) "The Loan was originated on xx and as per HUD-x the settlement date was xx,which is different than note date."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96153775	xx	677	Not Applicable	48.327%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated xx he chain of assignment is incomplete as the current assignment is withxx There are x state tax liens against the borrower in the combined amount of $ xx.xx in favor of xx . There is a civil judgment in the amount of $xx.xx which was recorded on xx in favor of xx . No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is one month delinquent. The last payment was received on xx in the amount of xx that was applied for xx. The next payment is due on xx. As per payment history, the current UPB is xx.	Collections Comments:The loan is in collections. The borrower is one month delinquent. The last payment was received on xx in the amount of xx that was applied for xx. The next payment is due on xx. The loan is not yet modified since origination. No foreclosure and bankruptcy activities have been found. The reason for default is curtailment of income. The borrower wants to keep the subject property. No information has been found regarding occupancy & condition of subject property.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value:xx . Tape Value: JONES |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Max Rate at First Adjustment is xx.xx% however the tape data shows x.xx%.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Next Rate Change per Application is xx however the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is Lower rate or term however the tape data shows debt Consolidation.   Tape Source: Initial   Tape Type:
																					Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92082301	xx	622	Not Applicable	40.899%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$859.12	xx/xx/xxxx	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was xx

The chain of assignment has been completed.  Currently, the mortgage is with xx

There is a water/sewer lien against the subject property in favor ofxx

There is a civil judgment against the borrower in the amount of xx and in favor of xx
Annual Combined taxes for the year of xx have been paid in the amount ofxx
Annual Combined taxes for the year of xx have been paid in the amount of xx
Annual Combined taxes for the year of xx have been paid in the amount of $xx.xx on xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx. As per the tape, the last payment received in the amount of xx which was applied for xx. The UPB is xx. The current P&I is $xx.xx and PITI is xx.	Collections Comments:The loan is currently performing and the next payment is due for xx. As per the tape, the last payment received in the amount of xx which was applied for xx. According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx-xx on xx. However, the case was dismissed on xx due to failure to make plan payments. The case was terminated on xx.
The RFD is unable to be determined. The loan was modified once since origination. Unable to determine the occupancy. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Betty Jean Fowler had filed bankruptcy under chapter-xx with the case# xx-xx on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $xx.xx for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xxHowever, the case was dismissed on xx due to failure to make plan payments. The case was terminated on xx.	This loan modification agreement was made between the borrower xx Inc. on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xx.xx, beginning from xx. The maturity date is xx. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - x month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER, the borrower had filed bankruptcy.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: As per the review the loan files and servicing comments, the current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per the note, the loan amortization is ARM.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: As per the note, the maximum rate at first adjustment is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: x.xx%   Comment: As per the appraisal report, the appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the note, the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months Loan Value: x Tape Value: xx Variance: -x Variance %: -xx.xx% Comment: As per the note, the first rate adjustment months are x months. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Choice of Insurer is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83048618	xx	717	741	28.152%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$628.94	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is an open senior mortgage in the amount of xx, recorded onxx
There are three civil judgments against the borrower which is in the amount of xx
According to updated title report dated xx, annual personal taxes from the year of xx to xx are delinquent in the combined amount of xx.
Review of the payment history available from xx to xx states that the borrower has been delinquent for x month. The last payment was received in the amount of $xx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx to xx states that the borrower has been delinquent for x month. The last payment was received in the amount of $xx.xx which was applied to due date of xx and the next due date is xx. Current UPB reflects in the provided payment history is in the amount of xx.
According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xxth case# xx-xx on xx and the plan was confirmed on xx. The POC was filed on xx.  The POC amount is xx and total arrearage amount is $xx.xx.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the debtor xx had filed the bankruptcy under the chapter xxth case# xx-xx on xx and the plan was confirmed on xx. The POC was filed on xx. The POC amount is xx and total arrearage amount is $xx.xx.	Loan Modification agreement was made between borrower and lender on effective date of xx.
The borrower had given promise to pay the UPB of xx with interest rate of x.xx % with P&I of $xx.xx with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx.
Affiliated Business Disclosure Missing Required Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy filed Yes; however tape data shows No. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx; however tape data shows xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" due to TILA finance Charge test, TILA foreclosure rescission finance charge test & Interest rate test fail."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Interest Rate Test: FAIL, Loan Data: x.xxx%,Comparison Data:  x.xxx%, variance:  +x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test.
The loan data is $xxx,xxx.xx, Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87905014	xx	Unavailable	Not Applicable	38.509%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$349.90	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated onxx The chain of assignment has been completed. There is an open civil judgment against the subject property which is in the amount of $xx.xx in the favor of xx ) Annual combined taxes of xx have been paid in the amount of $xx.xx. No further details have been found.	Provided payment history as of xx, reveals that the loan is performing. The next due date for the payment is xx. The last payment of xx was received on xx in the amount of $xx.xx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Review of comment history shows that the borrower is current and maxxpayments regularly. The last payment was received on xx in the amount of $xx.xx and that was applied for xx. The next payment is due for xx. As per the payment history, the current unpaid principal balance is being reflected in the amount of xx.
The loan was modified in xx and borrower pays the P&I as per modification. As per comment dated xx the property inspection was ordered and subject property is located in FEMA disaster area and as per comment dated xx property inspection completed and no impact on subject property. And latest comment dated xx there is shown the property problem and no further details of mentioned. As per comment dated xx shows death of family member. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx or with PROF-xx-Sxx on effective date of xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of $xx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| x (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Lane Ave S   Tape Value: xx LN AVE S   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx; however tape data shows xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Florida. The following state disclosure are missing from the loan file.
x. Anti-Coercion Notice.
x. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55006969	xx	579	563	31.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originatedxx The chain of assignment has been completed as the assignment of mortgage is currently with the current assignee “xx
No active judgments or lines have been found against the borrower or subject property.
County taxes for the year xx have been paid in the amount of xx.
Review of the payment history provided from xx to xx reveals that borrower is not delinquent. The last payment was received in the amount of $xx.xx on xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.	Collections Comments:x x x had filed bankruptcy under Chapter-x Case#xx-xx on xx. The debtor was discharged on xx and it terminated on xx. Voluntary petition filed on xx shows that the amount of secured claim is xx and unsecured portion is xx.
Borrower wants to keep the property.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Commentsxx had filed bankruptcy under Chapter-x Case#xx-xx on xx. The debtor was discharged on xx and it terminated on xx. Voluntary petition filed on xx shows that the amount of secured claim is $xx.xx and unsecured portion is $xx.xx.	Not Applicable	Affiliated Business Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The co-borrower filed a Chapter x Bankruptcy post origination that has since been Discharged. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Burks Jr   Tape Value: BURKS   Variance:    Variance %:    Comment: The borrower's last name per the Note is Burks Jr.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $-xx.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Debt consolidation Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl x) "The CE risk indicator is Significant as the loan is failing GAFLA x/xxxx High Cost Home Loan Points and Fees Threshold Test. Total fee charged is $xxxx.xx and allowed is $xxxx.xx however it is over charged by $xxx.xx. Affirmative Claims can be made within x years of Origination and that the Note Date is x/x/xxxx. SOL has been expired.
Fees included:- Loan Origination Fee $x,xxx.xx, Yield Spread Premium (Indirect / POC) $x,xxx.xx, Application Fee $xxx.xx, Processing Fee $xxx.xx, Administration Fee $xxx.xx, Wire Transfer Fee $xx.xx, GA Residential Loan Fee $x.xx, Attorney's Fee $xxx.xx, Title Courier Fee $xx.xx."
* ComplianceEase State/Local Predatory Test Failed (Lvl x)     "The loan is failing GAFLA x/xxxx High Cost Home Loan Points and Fees Threshold Test. Total fee charged is $xxxx.xx and allowed is $xxxx.xx however it is over charged by $xxx.xx. Affirmative Claims can be made within x years of Origination and that the Note Date is x/x/xxxx. SOL has been expired.
Fees included:- Loan Origination Fee $x,xxx.xx, Yield Spread Premium (Indirect / POC) $x,xxx.xx, Application Fee $xxx.xx, Processing Fee $xxx.xx, Administration Fee $xxx.xx, Wire Transfer Fee $xx.xx, GA Residential Loan Fee $x.xx, Attorney's Fee $xxx.xx, Title Courier Fee $xx.xx."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3045527	xx	Unavailable	Not Applicable	43.891%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$140,035.11	5.000%	$964.39	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx

The chain of assignment has not been completed. Currently, the mortgage assignment is with xx
There is one judgment for water/sewer/utilities lien against the subject property in the favor of xx
There are two state tax liens against the borrower, xx
First and second installments of combined taxes for the year of xx have been paid in the amount of $xx
First and second installments of combined taxes for the year of xx are due in the amount of xx
Third and fourth installments of combined taxes for the year of xx are delinquent in the amount of $xx hich was due on xx and xx.
According to the latest payment history as of xx, the borrower has been maxxregular payments and the next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of xx. The current interest rate is x.xx % and P&I is $xx.xx.	Collections Comments:The loan is currently performing and the next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for the due date of xx. The unpaid principal balance is reflected in the amount of xx. The current interest rate is x.xx % and P&I is $xx.xx. According to review of the collection comment, foreclosure was initiated and file was referred to an attorney on xx. The complaint was filed on xx. According to comment dated xx, the sale was scheduled for xx. According to comment dated xx, the foreclosure was put on hold due to bankruptcy filing. The borrower had filed the bankruptcy under chapter xx with case #xx-xx on xx. The case was dismissed on xx.
According to comment dated xx, the trial plan has been offered to borrower for x months for the amount of xx from xx to xx.
According to comment dated xx, the sale was again set on xx. The foreclosure was put on hold due to bankruptcy filing. Borrower, “Kevin Desmond" had filed bankruptcy under chapter-xx with the case#xx-xx on xx. However, the case was dismissed on xx and was terminated on xx.
According to comment dated xx, the foreclosure was put on hold due to loss mitigation. The loan was modified on xx.
According to modified terms, the new principal balance is xx. The remaining unpaid arrearage in the amount of xx will be paid at maturity date as balloon payment. Borrower promises to pay P&I in the amount of $xx.xx with the interest rate of x.xx % beginning from xx till the maturity date of xx.

According to collection comment, the reason for default is curtailment of income. No latest BPO report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Update: As per the servicing comment dated xx, the taxes for the year xx are delinquent in the amount of xx The taxes for the year xx are delinquent in the amount of xx. The tax sale schedule date is xx. Further details were not provided.

Foreclosure Comments:According to review of the collection comment, foreclosure was initiated and file was referred to an attorney on xx. The complaint was filed on xx. According to comment dated xx, the sale was scheduled for xx. According to comment dated xx, the foreclosure was put on hold due to bankruptcy filing. The borrower had filed the bankruptcy under chapter xx with case #xx-xx on xx. The case was dismissed on xx.
According to comment dated xx, the trial plan has been offered to borrower for x months for the amount of xx from xx to xx.
According to comment dated xx, the sale was again set on xx. The foreclosure was put on hold due to bankruptcy filing. Borrower,xx ad filed bankruptcy under chapter-xx with the case#xx-xx on xx. However, the case was dismissed on xx and was terminated on xx.
According to comment dated xx, the foreclosure was put on hold due to loss mitigation. The loan was modified on xx.

Bankruptcy Comments:Borrower, xx  had filed bankruptcy under chapter-xx with the case#xx-xx on xx. POC had filed by the creditor, "Prof-xx-Sx legal title trust ii by xx  as legal title trustee ‡" for the secured claim amount of xx and the amount of arrearage of xx on xx.
However, the case was dismissed on xx and was terminated on xx.	The loan modification agreement was made on xx between the borrower, xx on xx.
According to modified terms, the new principal balance is xx. The remaining unpaid arrearage in the amount of xx will be paid at maturity date as balloon payment. Borrower promises to pay P&I in the amount of $xx.xx with the interest rate of x.xx % beginning from xx till the maturity date of xx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is yes. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Yes..   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: xx.xx%   Comment: Principal balance stated in MOD is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Updated as per application.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $xx.xx Tape Value: $xx.xx Variance: $xx.xx Variance %: x.xx% Comment: UPB as per payment history is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is Moderate as the loan is failing Late Fees Test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAILLoan Data: x.xx% Comparison Data: x.xx% Variance: +x.xx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x.Lead-Based Paint Disclosure
x.Mortgage Loan Application Disclosure
x.Carbon Monoxide Alarms
x.MA Smoke Detector Certificate
x.Notice of the Specific Reason for Denial of Credit
x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18076418	xx	667	Not Applicable	43.354%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.625%	$268.12	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated xx
No active liens and judgments have been found.
The chain of assignment has not been completed. Currently, the assignment is from xx  as legal title trustee. The assignment should be with xx
First and second installment combined taxes of xx-xx have been paid in the amount of xx
As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for xx. The current P&I is $xx.xx and PITI is $xx.xx. The UPB reflected in the payment history is in the amount of xx.

Collections Comments:The borrower is current with the loan and next due date is xx. The UPB reflected in the payment history is in the amount of xx.
The loan has been modified on xx.
As per comment dated xx, the foreclosure was initiated and referred to an attorney on xx. However, the foreclosure was put on hold due to loss mitigation on xx. The loan has been modified on xx.
The borrower had not filed bankruptcy since origination.
As per comment dated xx, the subject property is owner-occupied. No comments have been found indicating damages and repairs to the subject property.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:As per comment dated xx, the foreclosure was initiated and referred to an attorney on xx. However, the foreclosure was put on hold due to loss mitigation on xx. The loan has been modified on xx.
Bankruptcy Comments:Not Applicable	This modification agreement was made between Borrower xx -xx-Sx on xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is xxBorrower promises to pay $xx.xx monthly with a modified interest rate x.xx% beginning from xx with a maturity date xx. The interest bearing amount is xxThere is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: The foreclosure was initaited in xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: As per the note, the note date is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx    Tape Value: xx    Variance:    Variance %:    Comment: As per the note, property address street is xx .   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the modification, the stated maturity date is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is xxThe disclosed finance charge of xx is not considered accurate because it is understated by more than $xx.
The loan data is xx and comparison data is xx;hence, the variance is -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xxThe disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is xx and comparison data is xx;hence, the variance is -$xx.xx
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xx%. The disclosed APR of x.xx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is x.xx% and comparison data is x.xx%;hence, the variance is -x.xx%"
* Good Faith Estimate missing or unexecuted (Lvl x)     "Final GFE is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

x.VA Application Disclosure
x.Choice of Settlement Agent Disclosure
x.Disclosure of Charges for Appraisal or Valuation
x.Copy of Appraisal or Statement of Appraised Value"
* Not all borrowers signed TIL (Lvl x)     "Final TIL was not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																									* TIL not hand dated (Lvl x) "Final TIL was not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64006439	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$856.17	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated on xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is water/sewer lien on the subject property in the amount of $xx.xx which was recorded on xx
x. There is real estate tax lien on the subject property in the amount of $xx.xx which was recorded on xx and filed by Town of xx
Town taxes have been due in the amount of $xx.xx.
Delinquent taxes have been located for the prior year xx-xx in the amount of xx
The review of payment history as of xx shows that the borrower is current with the mortgage payments and the loan status is performing; however, the next due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied to xx. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xx.xx.	Collections Comments:The review of payment history as of xx shows that the borrower is current with the mortgage payments and the loan status is performing.
The loan was modified once since origination.
As per review, the foreclosure was initiated and the according to the comments dated xx, the file was referred to an attorney on xx; however, no further details regarding this has been found.
As per comments dated xx, the property has been occupied by unknown.As per comments dated xx, there is a potential property loss; however, no further details regarding this has been found.

Foreclosure Comments:As per review, the foreclosure was initiated and the according to the comments dated xx, the file was referred to an attorney on xx; however, no further details regarding this has been found.
Bankruptcy Comments:As per the PACER records, the borrower had filed the bankruptcy under chapter x with the case# xx-xx on xx; however, the debtor was discharged xx and the case was terminated on xx.	This modification agreement was made on between the lender and the borrower. As per the modified terms the borrower promises to pay the UPB xx having forgiven amount of $xx.xx with the interest rate of x.x% and the P&I of $xx.xx. The payment were started from xx and the maturity date is xx. This modification does not contain balloon provision.	Credit Application Credit Report	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Prime - WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER records, the borrower has filed the bankruptcy post loan origination.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: As per review, the property has been occupied by unknown.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review, the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per the available mod agreement the mod date is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per mod the amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.xx%   Tape Value: x.xx%   Variance: xx.xx%   Variance %: xx.xx%   Comment: As per review, the max,rate at first adjustment is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per mod the maturity date is xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Connecticut license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CT License Validation Test: FAIL
This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5277389	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.102%	$529.62	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was recorded xx
The chain of assignment has not been completed as currently the assignment is with xx
* One junior mortgage found opened in the amount of xx recorded on xx which is in the favor of xx
x) One civil judgment found pending in the amount of xx recorded on xx which is in the favor of xx
Property Tax Status;
x) x installment  county taxes for the year of xx-xx are due on xx in the amount ofxx
x) x installment  county taxes for the year of xx-xx are due on xx in the amount of xx
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is not maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx.xx for the due date of xx. The unpaid principal balance according to payment history is the amount of xx. The current interest rate is x.xx% with P&I in the amount of $xx.xx.	Collections Comments:Collection comments available from xx till xx shows that the borrower is not maxxregular payments. The loan payment is currently x month delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xx.xx for the due date of xx. The unpaid principal balance according to payment history is the amount of xx. The current interest rate is x.xx% with P&I in the amount of $xx.xx.
x x, x” and lender xx  on effective date xx.
The borrower agreed to pay the UPB of xx with interest rate of x.xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
The lender has also agreed to forgive the amount of xx.
The borrower xx  had filed bankruptcy under chapter xx with case#xx-xx on xx. The plan was confirmed on xx. The plan was later discharged on xx and was fully terminated on xx.
Collection comment dated xx shows that the foreclosure sale was scheduled for xx. However, the foreclosure was put on hold due to loss mitigation. No further details have been found. The borrower was given modification agreement effective date xx under loss mitigation program. No more further information regarding foreclosure activity is available in the collection comments.

Update: No additional information was found in recent collection comments review.
Foreclosure Comments:Collection comment dated xx shows that the foreclosure sale was scheduled for xx. However, the foreclosure was put on hold due to loss mitigation. No further details have been found. The borrower was given modification agreement effective date xx under loss mitigation program. No more further information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter xx with case#xx-xx on xx. The plan was confirmed on xx. The plan was later discharged on xx and was fully terminated on xx.
The POC was filed on xx in the claim amount of xx with arrearage in the amount of xx.
Loan Modification agreement was made between borrower “xx and lender “xx ” on effective date xx.
The borrower agreed to pay the UPB of xx with interest rate of x.xx % and P&I of xx with fixed amortized type beginning from first payment date xx and ends with the maturity date of xx.
The lender has also agreed to forgive the amount of xx
Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Prime - WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $x.xx   Tape Value: $-xx.xx   Variance: $xx.xx   Variance %: -xx.xx%   Comment: As per payment history corporate advance balance is $x.xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: There is step modification   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $x.xx   Variance %: x.xx%   Comment: As per mod P&I is $xx.xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per mod maturity date is xx Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* LTV or CLTV exceeds xxx% (Lvl x)     "As per appraisal report property value is $xx,xxx and original balance is $xx,xxx.xx. Hence, LTV/CLTV exceeds xxx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x.Affidavit of Consideration
x.Affidavit of Disbursement
x.First Time Buyers Affidavit
x.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x.Balloon Payment
x.No Escrow Account
x.Mandatory Binding Arbitration Disclosures
x.Home Buyer Education and Counseling Disclosure"
																									* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29082866	xx	667	Not Applicable	34.873%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is with the xx
Annual combined taxes of xx have been paid in the amount ofxx
No, any prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx.xx with an interest rate of x.xx. The UPB reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is being performed and the next due date for the payment is xx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of $xx.xx for the due date of xx. The UPB reflected is in the amount of xx till the due date of xx. No information pertaining to bankruptcy and foreclosure has been found. No damage and repairs have been found. The loan has not been modified since origination. The comment dated xx shows that the reason for default was an illness of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
Higher-Priced Mortgage Loan Test: loan data : x.xxx%, Comparison data : x.xxx%, Variance : +x.xxx%."
* Final TIL Date after actual transaction date (Lvl x)     "The final TIL date is x/x/xxxx which is different from the HUDx transaction date of x/x/xxxx."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "As per HUDx, the settlement date is x/x/xxxx which is different from the Note date of x/x/xxxx."
																									* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96847832	xx	Unavailable	Not Applicable	41.838%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$985.12	xx/xx/xxxx	Financial Hardship	Updated title report dated xx shows, the subject mortgage was originated on xx The chain of assignment has been completed. Currently, the mortgage is withxx There are two junior mortgages in the amount of xx with Secretary of Housing and Urban Development and in the amount of xx with lenderxx There is one state tax lien against the borrower,xx which was recorded on xx . Property Tax Status: x and x installment of xx property taxes are delinquent in the amount of xx. This amount will be good through xx. The x x and x installment of xx utility taxes are delinquent in the amount of $xx.xx which are good through xx.	The Payment History as of xx reveals that the borrower is current with the loan and the last payment was received on xx in the amount of $xx.xx and it was applied for the due date xx. The current P&I is $xx.xx and rate of interest is x.xx%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The borrower is current with the loan and the next due for xx. The last payment was received on xx in the amount of $xx.xx and it was applied for the due date xx. The current P&I is $xx.xx and rate of interest is x.xx%. The foreclosure action was put on hold due to loan modification on xx. No evidence of damage or repair has been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated by filing the law suit on xx.  However, the file was later put on hold due to loan modification.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between xx , on xx. The new principal balance is xx. The agreement is a fixed amortization type with the first payment in the amount of $ xx.xx is due on xx and the interest rate is x.xx%.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Per executed modification agreement in the file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -x.xx%   Comment: Appraisal   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan has failed Prohibited Fees Test.  Fees: Commitment Fee, MIP Cash  This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x) The loan does charge fee(s) not provided for in this act, which is prohibited."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure Statement is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "The ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57473464	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.000%	$846.00	xx/xx/xxxx	Financial Hardship	Review of updated title report dated xx states that the subject mortgage was originated xx
There are a couple of outstanding liens/judgments against borrower/property are as follows.
x. There is a tax lien in the amount of $xx.xx which was recorded on xx and filed by xx
Delinquent taxes have been located for the prior year xx in the amount of $xx.xx.
Review of the payment history provided from xx to xx reveals that borrower is not delinquent. The last payment was received in the amount of $xx.xx on xxwhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.	Collections Comments:Review of the payment history provided from xx to xx reveals that borrower is not delinquent. The last payment was received in the amount of $xx.xx on xxwhich was applied for the due date of xx. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xx%.
xx had filed bankruptcy under Chapter-xx Case#xx-xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx.xx for xx months.
Voluntary petition filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Commentsxx  had filed bankruptcy under Chapter-xx Case#xx-xx on xx and the plan was confirmed on xx.
POC was filed on xx with the secured claim amount of xx and the arrearage of xx.
As per the chapter xx plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xx.xx for xx months.
Voluntary petition filed on xx does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The new principal balance is xx. The maturity date is xx.	Credit Application Credit Report Missing Required State Disclosures	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| x |----| x.xx% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( xx CFR §x0x6.35 , transferred from xx CFR §xx6.35 as enacted in x008 ) The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or The documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when maxxany higher-priced mortgage loan. This is a non-escrowed loan."
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "CE risk indicator is Critical as this loan failed the HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §x0x6.35, some lenders and secondary. This is a non-escrowed loan.

HOEPA Higher-Priced Mortgage Loan Test: FAIL Charged: xx.x70% Allowed: 5.690% Over by:+5.580%"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following state disclosures are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
																									Disclosure of Additional Fees"		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75872037	xx	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment has been completed.
No active judgments or liens found.
Combined annual taxes for the year of xx have been paid in the amount of $xx.xx.
No, any prior delinquency taxes have been found.
According to the payment history as of xx, the borrower is currently maxxthe regular payments and next due date is xx. The last payment was received on xx.xx with the interest rate of xx.xx%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx, the loan is active in the bankruptcy and next due date is xx. The last payment was received on xx.xx with the interest rate of xx.xx%. The new UPB is reflected in the amount of xx.
The foreclosure was initiated in xx and the file was referred to an attorney on xx. The complaint was filed on xx. The sale was scheduled on xx. The comment dated xx shows the foreclosure sale was posted on xx. However, the foreclosure was put on hold due to the borrower xx  had filed bankruptcy under chapter xx with the case# xx-xx on xx.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx. The complaint was filed on xx. The sale was scheduled on xx. The comment dated xx shows the foreclosure sale was posted on xx. However, the foreclosure was put on hold due to the borrowerxx  had filed bankruptcy under chapter xx with the case# xx-xx on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx-xx. The plan was confirmed on xx. The POC was filed byxx , x on xx for secured claim amount is xx and arrearage amount is xxThe debtor was promised to pay for trustee in the amount of $xx for xx months, $xx.xx for xx months and $xx for xx months.	Not Applicable	Missing Required State Disclosures	Field: Current Bankruptcy Arrearage Amount Loan Value: $xx.xx Tape Value: $xx.xx |---| $xx.xx |----| x.xx% Comment: The current bankruptcy arrearage amount is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: Per pay history escrow advances of xx are offset by the positive amoun of $xx.xx in the edcrow account, and total xxWe can not have both a negative and positive balance in escrows.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Compliance Ease risk indicator is Elevated as loan is failing for HOEPA Higher-Priced Mortgage Loan Test."
* Higher Price Mortgage Loan (Lvl x)     "HOEPA Higher-Priced Mortgage Loan Test is fail. Loan data isxx.xxx% and comparison data is x.xxx%. Hence, the variance is +x.xxx%. This is escrowed loan."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
																									* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44554261	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$66,506.62	4.000%	$811.51	xx/xx/xxxx	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx There is one jxx x combined x taxes had been due in the amount of xx on xx. xx combined xth taxes had been due in the amount of xx on xx. xx combined x taxes had been paid off in the amount of xx on xx. xx utilities x taxes had been delinquent in the amount of $xx.xx on xx. xx utilities x taxes had been balance due in the amount of $x.xx on xx.	The payment history dated xx shows that the borrower is no more delinquent till date and next payment due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for the due date on xx.The current UPB is in the amount of xx.	Collections Comments:The loan is in performing. Provided payment history dated xx shows that the borrower is no more delinquent till date and next payment due date is xx. The last payment was received on xx in the amount of $xx.xx which was applied for the due date on xx.The current UPB is in the amount of xx. As per PACER, no bankruptcy had been filed by borrower. No comments had been found regarding foreclosure. No latest BPO report available in the loan file. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Update: No additional information was found in recent collection comments review.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx on effective date of xx.
The borrower promised to pay the unpaid principal balance of xx with interest rate of x.xx% with P&I of $xx.xx with fixed amortized type and started from the first payment on xx and to be ended with the maturity date of xx.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the modification agreement made on xx the new principal is in the amount of xx with interest rate of x.xx%. In addition to this the lender shall reduce on each of the first, second & third anniversaries of xx the deferred principle balance in installments equal to the one-third of the deferred principle reduction amount of xxThe lender also agrees to forgive the principal balance permanently in the amount of xx which exceeds x% of the modified principal amount.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Max rate at first adjustment is x.xx%.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $xx.xx Tape Value: $xx.xx Variance: $xx.xx Variance %: xx.xx% Comment: Principal balance stated in MOD is xx,xx.xx. Tape Source: Initial Tape Type:	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl 4) "This loan is from the State New Jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final Hud-x along with estimated Hud-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unable to be confirmed from the given lenders documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																									* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34779377	xx	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx states that the subject mortgage was originated on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There is an state tax lien open against the borrower xx
Annual combined taxes of xx have been paid in the amount of $xx.xx.
The seller tape data as of xx states that borrower is maxxpayment regularly. The payment next due date is xx. The current P&I is $xx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx.
The payment history as of dated xx states that next payment due date is xx and the last payment was made on xx in the amount of $xx.xx and it was applied for due date xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The seller tape data as of xx states that borrower is maxxpayment regularly. The payment next due date is xx. The current P&I is $xx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx.
The payment history as of dated xx states that next payment due date is xx and the last payment was made on xx in the amount of $xx.xx  and it was applied for due date xx.
According to the PACER, xx ) had filed bankruptcy under chapter-xx with the case# xx-xx on xx.  Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xxHowever, unsecured portion remain as $x.xx. POC was filed by xx on xx, in the secured claim amount of xx and an arrearage in the amount of xxChapter xx plan was filed on xx, which states subject creditor claim will be paid through monthly payments in the amount of $xx.xx per month. This plan was confirmed on xx. Chapter xx Trustee's Motion to Dismiss Case was filed on xx. Notice of Mortgage Payment Change dated xx states that new total monthly payments $xx.xx. Last filing was on xx.
NO foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found. Latest BPO report is not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx-xx on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xxHowever, unsecured portion remain as $x.xx. POC was filed by Wilmington Savings Fund Society, FSB on xx, in the secured claim amount of xx and an arrearage in the amount of xxChapter xx plan was filed on xx, which states subject creditor claim will be paid through monthly payments in the amount of $xx.xx per month. This plan was confirmed on xx. Chapter xx Trustee's Motion to Dismiss Case was filed on xx. Notice of Mortgage Payment Change dated xx states that new total monthly payments $xx.xx. Last filing was on xx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortized Term (Calculated) Loan Value: xx Tape Value: xx |---| -xx |----| -xx.xx% Comment: The note type is HELOC. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: $xx.xx   Tape Value: $xx.xx   Variance: $xx.xx   Variance %: x.xx%   Comment: As per the POC, the total amount of arrearage is xx  Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The note type is HELOC.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: ARM   Variance:    Variance %:    Comment: The note type is HELOC.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: x.xx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The note type is HELOC.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months Loan Value: Not Applicable Tape Value: x Variance: Variance %: Comment: Tape Source: Initial Tape Type:	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl 3) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas state. The following state disclosure are missing from the loan file.
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
x.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21152136	xx	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.841%	$320.75	xx/xx/xxxx	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There is one senior mortgage against the subject property in the favor of xx
There is one junior civil judgment against the borrower in the favor ofxx for the amount of $xx.xx which was recorded oxx
Combined annual taxes for the year of xx have been paid in the amount of $xx.xx.
No, any prior year delinquent taxes have been found.
As per the payment history as of xx, the borrower is currently maxxthe regular payments and next due date is xx. The last payment was received on xx in the amount of $xx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx, the present status of the loan is in performing and next due date is xx. The last payment was received on xx in the amount of $xx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of xx.
The loan was modified on xx.
The foreclosure was initiated in xx and the file was referred to an attorney on xx. No, any further details have been found regarding the foreclosure.
No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx. No, any further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	This is step modification which was made on xx between the borrower xx
As per the modified terms, the new principal balance is xxThe borrower has promised to pay for the amount of $xx.xx with an interest rate of x.xx. The payments are beginning on xx till maturity date of xx.
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Account was referredto FC attorney on xx, prior to account being brought current per servicing comments. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $x.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: Per current pay history as of xx the escrow balance is x.xx   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: x.xx%   Tape Value: x.xx%   Variance: x.xx%   Variance %: x.xx%   Comment: Tape value mod original rate is rounded off.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Tape data maturity date is original maturity date   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $-xx.xx Tape Value: $xx.xx Variance: $-xx.xx Variance %: -xx.xx% Comment: Audit value suspense balance entered as a negative Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "CE risk indicator is Elevated as loan is failing for HOEPA Higher-Priced Mortgage Loan Test. This is an escrowed loan.
HOEPA Higher-Priced Mortgage Loan Test is fail. Loan data isxx.xxx% and comparison data is x.xxx%. Hence, the variance is +x.xxx%."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45605724	xx	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.329%	$899.42	xx/xx/xxxx	Financial Hardship	Review of updated title Report dated xx shows the subject mortgage was originated on xx
The chain of assignment is complete as the subject mortgage is currently with xx
According to updated title report, annual county taxes for the year of xx, xx & xx have been paid in the total amount of $xx.xx. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than xx days. The last payment was received on xx in the amount of xx which was applied to xx. The next due date is xx. As per payment history, the current UPB is being reflected in the amount of xx.
Borrower has filed bankruptcy under Chapter xx, case # xx-xx on xx and plan was confirmed on xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per week to xx months. The case was discharged on xx and terminated on xx.
According to servicing comment, foreclosure is not initiated on the loan.
According to servicing comment reason for default is loss of income.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter xx, case # xx-xx on xx and plan was confirmed on xx. According to chapter xx plan debtor shall pay to the trustee in the amount of $xx per week to xx months. The case was discharged on xx and terminated on xx.	This loan modification was done on xx between the xx (Borrower) &xx . The amortization type is step and new unpaid Principal balance is xx and lender defer in the amount of $x.xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is x.xx % and Monthly P&I is $xx.xx. The modification payment start date is xx and new maturity date is xx.	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $-xx.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xx.xx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per mod loan amortization type is Step however tape data shows Fixed.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: x.xx%   Tape Value: x.xx%   Variance: -x.xx%   Variance %: -x.xx%   Comment: As per mod modification original rate is x.xx% however tape data shows x.xx%.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: As per Hud-x purpose of transaction is Refinance however tape data shows cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per Note stated maturity date is xx however tape data shows xx. Tape Source: Initial Tape Type:	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
Loan data is $xxxxxx.xx which is compared with $xxxxxx.xx and variance is -$xx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																									* Missing Required Disclosures (Lvl x) "List of service provider is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: